Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.0% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Ambac Assurance Corp. 5.100% due 12/31/2049 (d)	$43	$58
Ambac LSNI LLC 6.000% due 02/12/2023 •	160	158
Preferred Term Securities Ltd.
0.663% (US0003M + 0.350%) due 03/22/2038 ~	28,439	25,170
2.092% (US0003M + 0.860%) due 07/03/2033 ~	1,523	1,439
		26,825
INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	991	1,118
Times Square Hotel Trust 8.528% due 08/01/2026	3,716	4,047
UAL Pass-Through Trust 6.636% due 01/02/2024	778	673
		5,838
Total Corporate Bonds & Notes (Cost $33,467)		32,663
MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011 2.533% (US0003M + 1.100%) due 04/01/2040 ~	390	380
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	2,890	2,913
Total Municipal Bonds & Notes (Cost $3,120)		3,293
U.S. GOVERNMENT AGENCIES 42.5%
Fannie Mae
0.236% due 07/25/2037 •	1,160	1,142
0.308% due 03/25/2036 •	13	13
0.408% due 08/25/2031 •	86	84
0.425% due 05/25/2032 •	5	5
0.594% due 09/17/2027 •	1	1
0.635% due 06/25/2021 - 02/25/2033 •	59	59
0.685% due 09/25/2021 - 03/25/2022 •	1	1
0.735% due 12/25/2021 •	1	1
0.794% due 11/18/2031 •	2	2
0.835% due 11/25/2031 •	30	31
0.935% due 05/25/2022 •	2	2
1.085% due 08/25/2023 •	4	4
1.185% due 12/25/2023 - 04/25/2032 •	9	9
1.335% due 10/25/2022 - 09/25/2023 •	3	3
1.750% due 12/25/2023 •	6	6
2.462% due 02/01/2033 •	55	55
2.589% due 05/01/2025 •	2	2
2.590% due 05/01/2033 •	19	19
2.855% due 06/01/2033 •	9	9
2.891% due 03/01/2044 - 10/01/2044 •	42	42
3.034% due 06/01/2033 •	7	7
3.035% due 05/01/2034 •	14	14
3.091% due 11/01/2030 - 10/01/2040 •	25	24
3.101% due 03/01/2035 •	9	10
3.218% due 11/01/2034 •	2	2
3.271% due 04/01/2036 •	3	3
3.278% due 09/01/2033 •	16	16
3.328% due 01/01/2035 •	5	5
3.358% due 05/01/2036 •	6	6
3.365% due 02/01/2035 •	4	4
3.366% due 03/01/2035 •	9	9
3.375% due 10/01/2028 •	4	4
3.379% due 04/01/2033 •	5	5

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.412% due 07/01/2035 •	9	9
3.450% due 08/01/2033 •	7	7
3.506% due 07/01/2033 •	6	6
3.515% due 03/01/2032 •	3	3
3.534% due 03/01/2033 •	1	1
3.535% due 11/01/2034 •	10	10
3.614% due 10/01/2034 •	3	3
3.623% due 02/01/2035 •	5	5
3.625% due 03/01/2029 - 04/01/2032 •	17	18
3.634% due 11/01/2035 •	1	1
3.652% due 12/01/2036 •	9	9
3.673% due 12/01/2035 •	6	6
3.694% due 03/01/2035 •	6	6
3.761% due 12/01/2036 •	8	9
3.785% due 07/01/2033 •	5	6
3.795% due 01/01/2037 •	4	4
3.845% due 10/01/2031 •	5	5
3.870% due 09/01/2030 •	16	16
3.876% due 11/01/2032 •	19	19
3.895% due 05/01/2036 •	8	8
3.982% due 04/01/2034 •	2	2
4.000% due 09/01/2033 •	8	8
4.000% due 11/25/2033 - 01/01/2059	551	609
4.005% due 03/01/2030 •	5	5
4.020% due 09/01/2033 •	4	4
4.053% due 04/01/2036 •	13	13
4.104% due 10/01/2032 •	9	9
4.175% due 09/01/2033 •	6	6
4.230% due 08/01/2035 •	11	11
4.250% due 10/01/2027 - 09/01/2032 •	15	15
4.766% due 06/01/2033 •	68	68
5.000% due 06/25/2023 - 11/25/2032	436	549
5.500% due 09/25/2035	1,729	2,355
5.816% due 11/25/2049 •(a)	1,137	236
6.500% due 06/25/2028	19	21
7.000% due 07/25/2042	4	5
7.500% due 08/25/2021 - 07/25/2022	6	6
8.500% due 01/25/2025 - 04/01/2032	26	26
Freddie Mac
0.315% due 08/25/2031 •	53	53
0.435% due 10/15/2032 •	5	5
0.535% due 12/15/2029 •	8	8
0.540% due 10/15/2022 •	2	2
0.635% due 12/15/2031 •	3	3
0.637% due 01/25/2034 ~(a)	86,531	4,185
0.735% due 04/15/2022 - 08/15/2031 •	8	7
0.817% due 12/25/2022 ~(a)	84,365	559
0.930% due 03/25/2034 ~(a)	68,531	5,114
1.272% due 05/15/2023 •	5	5
1.284% due 05/15/2023 •	2	2
2.704% due 10/25/2044 •	1,982	2,003
2.750% due 09/25/2023 •	89	90
2.891% due 02/25/2045 •	13	13
2.904% due 07/25/2044 •	440	458
3.000% due 09/01/2046 - 09/01/2048	43,404	45,784
3.159% due 07/01/2037 •	7	7
3.500% due 07/01/2046 - 02/01/2048	371	399
3.625% due 02/01/2035 •	3	4
3.637% due 09/01/2035 •	6	6
3.677% due 01/01/2035 •	7	7
3.678% due 02/01/2035 •	7	8
3.691% due 08/01/2023 •	3	3
3.708% due 04/01/2032 •	69	69
3.723% due 04/01/2033 •	2	2
3.730% due 04/01/2034 •	11	11
3.737% due 01/01/2035 •	6	6
3.741% due 02/01/2035 •	13	13
3.755% due 03/01/2034 •	14	15
3.777% due 02/01/2035 •	16	17
3.808% due 03/01/2028 •	4	4
3.943% due 12/01/2033 •	21	21
3.990% due 11/01/2023 •	1	1
4.000% due 10/15/2033	36	40
4.001% due 10/01/2034 •	12	13
4.006% due 11/01/2034 •	17	18
4.020% due 02/01/2036 •	9	9
4.057% due 11/01/2034 •	15	15
4.090% due 09/01/2028 - 09/01/2035 •	8	8
4.128% due 02/01/2026 •	1	1
4.165% due 03/01/2030 •	4	5
4.167% due 03/01/2032 - 01/01/2035 •	34	35
4.278% due 09/01/2033 •	19	20
4.337% due 05/01/2026 •	6	6
5.000% due 02/15/2036	203	235
5.500% due 05/15/2036	16	18
5.786% due 08/01/2031 •	18	19

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

6.500% due 03/15/2021 - 07/25/2043	382	474
7.000% due 06/15/2029	8	9
7.500% due 02/15/2023 - 01/15/2031	5	5
8.000% due 03/15/2023	5	5
Ginnie Mae
0.753% due 02/20/2061 •	331	331
1.053% due 09/20/2063 •	3,480	3,496
3.000% (H15T1Y + 1.500%) due 01/20/2023 ~•	1	1
3.000% due 01/20/2027 - 02/20/2030 •	31	32
3.125% (H15T1Y + 1.500%) due 10/20/2026 ~•	12	13
3.125% due 12/20/2027 - 10/20/2033 •	22	22
3.250% due 07/20/2029 - 09/20/2033 •	69	73
3.500% due 01/20/2034 •	2	2
3.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2021 ~•	2	2
3.875% due 05/20/2030 - 05/20/2032 •	44	46
Uniform Mortgage-Backed Security
2.500% due 02/01/2023	171	179
3.000% due 12/01/2026 - 10/01/2046	3,406	3,588
3.500% due 03/01/2040 - 02/01/2050	104,814	110,930
4.000% due 11/01/2041 - 12/01/2049	330,761	350,780
8.500% due 09/01/2021 - 06/01/2030	11	12
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2035 - 09/01/2050	476,300	495,202
3.000% due 07/01/2035 - 09/01/2050	194,900	204,604
3.500% due 07/01/2050 - 09/01/2050	458,300	482,042
4.000% due 07/01/2050 - 08/01/2050	233,500	247,507
Total U.S. Government Agencies (Cost $1,944,174)		1,964,379
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.375% due 05/15/2029	8,900	10,272
Total U.S. Treasury Obligations (Cost $9,063)		10,272
NON-AGENCY MORTGAGE-BACKED SECURITIES 21.8%
Adjustable Rate Mortgage Trust
0.725% due 11/25/2035 •	547	532
0.745% due 11/25/2035 •	944	897
3.769% due 04/25/2035 ~	48	48
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	15,838	14,462
American Home Mortgage Investment Trust 2.577% due 06/25/2045 •	1,611	1,599
AREIT Trust 1.215% due 09/14/2036 •	30,000	28,946
Ashford Hospitality Trust
1.635% due 06/15/2035 •	3,100	2,684
2.035% due 06/15/2035 •	2,300	1,889
2.935% due 06/15/2035 •	3,200	2,539
BAMLL Commercial Mortgage Securities Trust
1.235% due 04/15/2036 •	3,500	3,345
1.385% due 03/15/2034 •	900	842
1.391% due 09/15/2020 ~(a)	51,300	147
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	2,649	2,569
Banc of America Commercial Mortgage Trust 6.016% due 02/10/2051 ~	44,032	47,071
Banc of America Funding Trust
0.295% due 10/26/2036 ~	65,290	57,859
0.380% due 10/20/2036 •	4,615	3,952
0.865% due 04/20/2035 •	887	878
3.806% due 10/20/2046 ^~	417	359
4.185% due 01/20/2047 ^~	10	9
4.384% due 09/20/2046 ^~	1,620	1,522
Banc of America Mortgage Trust
3.383% due 06/25/2035 ~	359	326
3.596% due 06/25/2034 ~	214	205
3.898% due 12/25/2033 ~	64	62
3.987% due 10/25/2035 ^~	422	409
4.123% due 11/25/2033 ~	17	17
Bancorp Commercial Mortgage Trust
1.385% due 08/15/2032 •	5,793	5,779
1.785% due 08/15/2032 •	7,300	7,250
Barclays Commercial Mortgage Securities Trust
1.435% due 02/15/2033 •	8,039	7,580
2.235% due 02/15/2033 •	5,550	5,182
3.285% due 02/15/2033 •	35,400	32,788
Barclays UBS Trust 2.892% due 06/05/2030	27,000	24,791
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	33	32
3.118% due 05/25/2034 ~	56	48
3.355% due 02/25/2035 ~	161	160
3.702% due 02/25/2036 ^~	131	125
3.753% due 02/25/2033 ~	4	3

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.809% due 04/25/2034 ~	65	61
3.847% due 05/25/2047 ^~	459	432
3.970% due 05/25/2033 ~	136	123
4.063% due 08/25/2035 ~	1,128	1,094
4.103% due 01/25/2034 ~	41	41
4.250% due 10/25/2034 ~	60	55
4.259% due 11/25/2034 ~	229	213
Bear Stearns ALT-A Trust
3.229% due 01/25/2036 ^~	783	778
3.349% due 08/25/2036 ^~	1,291	933
3.407% due 07/25/2035 ~	12,833	10,366
3.457% due 04/25/2035 ~	46	45
3.545% due 02/25/2036 ^~	3,390	2,784
3.568% due 12/25/2033 ~	274	265
3.697% due 08/25/2036 ^~	1,302	845
3.764% due 11/25/2035 ^~	1,292	974
Bear Stearns Mortgage Securities, Inc. 3.909% due 06/25/2030 ~	6	6
Bear Stearns Structured Products, Inc. Trust
3.635% due 01/26/2036 ^~	730	604
4.251% due 12/26/2046 ^~	4,221	3,705
BellaVista Mortgage Trust
0.444% due 05/20/2045 •	2,653	1,960
0.925% due 02/25/2035 •	4,029	3,070
Chase Mortgage Finance Trust 3.809% due 12/25/2035 ^~	1,123	1,047
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.060% due 01/25/2035 ~	504	483
Citigroup Commercial Mortgage Trust
1.015% due 12/15/2036 •	9,200	8,455
1.335% due 12/15/2036 •	1,800	1,601
3.098% due 04/10/2049	21,462	22,429
3.209% due 05/10/2049	700	762
Citigroup Global Markets Mortgage Securities, Inc.
0.685% due 05/25/2032 •	28	28
4.240% due 09/25/2033 ~	2	2
8.500% due 05/25/2032	105	107
Citigroup Mortgage Loan Trust
0.985% due 08/25/2035 ^•	198	178
2.570% due 05/25/2035 •	14	14
3.228% due 09/25/2059 þ	649	653
3.979% due 08/25/2035 ~	221	213
4.190% due 11/25/2035 •	912	873
4.380% due 10/25/2035 •	20	20
Citigroup Mortgage Loan Trust, Inc.
0.515% due 12/25/2034 •	120	116
1.940% due 09/25/2035 •	711	674
Community Program Loan Trust 4.500% due 04/01/2029	37	37
Countrywide Alternative Loan Trust
0.345% due 07/25/2036 •	2,130	2,101
0.370% due 02/20/2047 ^•	2,088	1,549
0.375% due 09/25/2046 ^•	416	380
0.385% due 06/25/2037 •	701	619
0.385% due 12/20/2046 ^•	9,618	7,778
0.390% due 07/20/2046 ^•	807	599
0.400% due 03/20/2046 •	361	303
0.435% due 05/25/2035 •	130	109
0.455% due 02/25/2036 •	116	100
0.465% due 12/25/2035 •	526	493
0.475% due 11/25/2035 •	2,552	1,902
0.685% due 05/25/2035 ^•	267	237
0.685% due 06/25/2035 •	1,938	1,731
0.805% due 10/25/2035 •	1,144	952
0.825% due 07/25/2035 •	5,452	5,386
0.830% due 11/20/2035 •	280	249
0.845% due 10/25/2035 •	3,776	2,951
0.955% due 11/25/2035 •	2,131	1,879
2.344% due 03/25/2047 ^•	3,973	3,196
2.504% due 02/25/2036 •	817	733
2.561% due 08/25/2035 ~	3,903	3,665
2.754% due 11/25/2047 ^•	5,811	4,918
2.884% due 11/25/2047 ^•	10,598	9,032
5.500% due 11/25/2035 ^	1,130	932
5.500% due 03/25/2036 ^	87	60
5.750% due 03/25/2037 ^•	357	268
5.750% due 04/25/2047 ^	498	407
6.250% due 12/25/2033	24	24
6.500% due 11/25/2031	74	78
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •	24	22
0.785% due 03/25/2035 •	34	28
0.825% due 03/25/2035 •	1,886	1,713
0.865% due 02/25/2035 •	73	66
0.885% due 02/25/2035 •	572	523
0.965% due 02/25/2035 •	104	92

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.105% due 09/25/2034 •	114	80
2.762% due 04/25/2035 ^~	28	4
3.427% due 08/25/2034 ~	55	54
3.601% due 06/19/2031 ~	2	2
3.633% due 02/20/2035 ~	174	170
3.711% due 02/20/2036 ^•	120	102
3.793% due 02/20/2036 ^•	188	177
3.799% due 08/25/2034 ^~	324	327
3.866% due 02/25/2034 ~	50	48
3.930% due 07/19/2033 ~	64	63
4.098% due 05/19/2033 ~	9	9
4.111% due 02/19/2034 ~	12	12
4.153% due 02/19/2034 ~	17	16
6.000% due 11/25/2037 ^	160	129
Credit Suisse First Boston Mortgage Securities Corp.
1.335% due 09/25/2034 ^•	1,058	1,060
1.633% due 03/25/2032 ~	96	87
2.686% due 12/25/2032 ^~	35	29
3.567% due 06/25/2033 ~	238	230
3.708% due 12/25/2033 ~	224	215
5.750% due 04/25/2033	9	9
6.250% due 07/25/2035	297	322
7.000% due 02/25/2033	16	17
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.303% due 07/25/2033 ~	12	12
3.917% due 10/25/2033 ~	102	103
5.500% due 11/25/2035	229	207
Credit Suisse Mortgage Capital Certificates
3.522% due 08/26/2058	628	648
5.750% due 12/26/2035	338	314
Credit Suisse Mortgage Capital LLC 3.304% due 09/15/2037	9,604	9,565
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	289	246
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~	876	909
3.135% due 12/26/2059 ~	883	914
3.322% due 10/25/2058 ~	469	481
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.365% due 01/25/2047 •	6,366	5,438
Downey Savings & Loan Association Mortgage Loan Trust 2.444% due 04/19/2046 •	519	484
First Horizon Alternative Mortgage Securities Trust
3.184% due 07/25/2035 ~	7,850	7,555
3.259% due 06/25/2034 ~	1,300	1,267
3.452% due 09/25/2034 ~	799	774
3.507% due 03/25/2035 ~	148	115
GMAC Mortgage Corp. Loan Trust 4.500% due 05/25/2035 ~	10	9
GreenPoint Mortgage Funding Trust
0.395% due 04/25/2036 •	225	210
0.645% due 06/25/2045 •	12,594	10,299
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	15,148
3.551% due 04/10/2034	7,490	7,590
3.924% due 10/10/2032	13,300	12,423
GSMPS Mortgage Loan Trust
0.535% due 09/25/2035 •	22,668	19,266
0.535% due 01/25/2036 •	27,496	22,260
7.000% due 06/25/2043	450	508
8.000% due 09/19/2027 ~	224	218
GSR Mortgage Loan Trust
0.535% due 01/25/2034 •	7	7
3.852% due 01/25/2036 ^~	242	237
3.910% due 04/25/2035 ~	557	526
4.121% due 09/25/2035 ~	84	84
4.153% due 04/25/2035 ~	581	554
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.374% due 07/19/2046 ^•	2,177	1,258
0.384% due 02/19/2046 •	347	323
0.399% due 12/19/2036 •	1,287	1,037
0.634% due 05/19/2035 •	187	170
0.674% due 06/19/2035 •	9,666	9,456
0.674% due 03/19/2036 ^•	232	207
0.894% due 01/19/2035 •	23	21
2.590% due 06/19/2045 ^•	271	159
3.770% due 11/19/2034 ~	10	10
4.035% due 08/19/2034 ~	118	113
4.138% due 12/19/2035 ^~	10	9
Impac CMB Trust 1.085% due 10/25/2033 •	8	8
Impac Secured Assets Trust
0.535% due 05/25/2036 •	52	48
0.615% due 08/25/2036 •	94	94

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~	4	3
IndyMac Mortgage Loan Trust
0.305% due 07/25/2036 •	17,121	14,926
0.375% due 09/25/2046 •	568	498
0.415% due 07/25/2046 •	16,587	15,882
0.485% due 06/25/2037 ^•	137	76
0.665% due 04/25/2035 •	141	120
0.745% due 03/25/2035 •	58	55
0.825% due 02/25/2035 •	1,183	1,076
0.825% due 07/25/2045 •	43	37
0.985% due 11/25/2034 •	3,702	3,380
1.405% due 09/25/2034 •	108	97
3.309% due 06/25/2036 ~	2,103	1,637
3.385% due 06/25/2036 ~	1,102	1,077
3.661% due 02/25/2036 ~	5,326	4,656
InTown Hotel Portfolio Trust
0.885% due 01/15/2033 •	4,600	4,316
1.235% due 01/15/2033 •	2,600	2,428
1.435% due 01/15/2033 •	2,900	2,699
2.235% due 01/15/2033 •	8,100	7,540
JPMorgan Alternative Loan Trust
0.674% due 06/27/2037 •	2,329	2,090
3.584% due 10/25/2036 ~	6,589	6,347
11.542% due 06/27/2037 ~	14,128	9,718
JPMorgan Chase Commercial Mortgage Securities Trust
1.035% due 10/15/2032 •	5,438	5,201
1.285% due 10/15/2032 •	3,500	3,303
1.585% due 10/15/2032 •	3,600	3,329
2.325% due 10/15/2032 •	5,540	4,633
2.713% due 08/15/2049	11,200	11,643
3.648% due 12/15/2049 ~	300	336
JPMorgan Mortgage Trust
3.348% due 07/25/2035 ~	1,304	1,280
3.643% due 10/25/2035 ^~	50	42
3.756% due 06/25/2035 ~	92	79
3.870% due 04/25/2035 ~	36	36
4.233% due 10/25/2035 ~	113	102
5.000% due 07/25/2036	397	333
LB-UBS Commercial Mortgage Trust 6.286% due 04/15/2041 ~	4,618	4,670
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	295	242
Lehman XS Trust 0.415% due 04/25/2046 ^•	691	680
MASTR Adjustable Rate Mortgages Trust
0.515% due 12/25/2034 •	399	379
0.735% due 09/25/2037 •	3,500	1,432
3.232% due 12/25/2033 ~	48	46
3.373% due 07/25/2035 ~	11,508	7,091
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.885% due 11/15/2031 •	63	61
Merrill Lynch Mortgage Investors Trust
0.665% due 08/25/2035 •	12,000	10,068
0.805% due 08/25/2028 •	7	7
0.825% due 10/25/2028 •	90	88
0.925% due 03/25/2028 •	11	11
3.414% due 04/25/2035 ~	15	15
3.887% due 08/25/2033 ~	108	0
4.320% due 11/25/2035 •	7,399	7,196
Morgan Stanley Capital Trust
1.185% due 05/15/2036 •	900	852
3.005% due 07/15/2052	8,000	8,841
Morgan Stanley Mortgage Loan Trust
0.445% due 03/25/2036 •	2,002	1,520
3.920% due 10/25/2034 ~	50	50
Morgan Stanley Resecuritization Trust 0.328% due 06/26/2047 •	16,292	14,540
Motel 6 Trust
1.105% due 08/15/2034 •	6,170	6,065
1.375% due 08/15/2034 •	14,364	13,837
2.335% due 08/15/2034 •	1,444	1,365
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	502	509
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	40,028	42,067
4.500% due 05/25/2058 ~	850	921
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.254% due 10/25/2034 þ	6,871	7,086
RBS Acceptance, Inc. 4.564% due 06/25/2024 ~	6	6
Ready Captial Mortgage Financing LLC 1.185% due 03/25/2034 •	14,000	13,730
Residential Accredit Loans, Inc. Trust
0.375% due 04/25/2046 •	926	800
0.385% due 10/25/2046 •	16,082	14,914

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

0.395% due 06/25/2037 •	208	202
2.624% due 10/25/2037 ~	1,401	1,235
4.352% due 09/25/2034 ~	5	5
6.000% due 12/25/2035	5,497	5,368
6.500% due 10/25/2036 ^	2,299	2,185
Residential Asset Securitization Trust
0.535% due 10/25/2048 •	2	2
0.635% due 02/25/2034 •	29	26
0.635% due 04/25/2035 ^•	710	451
6.250% due 08/25/2036	2,579	2,156
6.500% due 04/25/2037 ^	4,489	1,882
Residential Funding Mortgage Securities, Inc. Trust
3.691% due 06/25/2035 ~	207	203
4.358% due 09/25/2035 ~	9,340	7,498
4.819% due 02/25/2036 ^~	72	60
RESIMAC Bastille Trust 1.104% due 09/05/2057 •	2,359	2,349
RiverView HECM Trust 0.680% due 05/25/2047 •	19,118	17,512
SACO, Inc. 7.000% due 08/25/2036	5	6
Sequoia Mortgage Trust
0.420% due 02/20/2035 •	80	75
0.544% due 10/19/2026 •	37	36
0.810% due 11/20/2034 •	32	30
0.950% due 10/20/2027 •	6	6
0.990% due 10/20/2027 •	19	18
1.550% due 10/20/2027 •	266	258
1.645% due 05/20/2034 •	364	353
2.449% due 02/20/2034 •	133	125
2.542% due 06/20/2034 ~	72	69
3.072% due 01/20/2047 ^~	630	477
3.084% due 08/20/2034 ~	85	83
3.389% due 09/20/2032 ~	26	25
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	3,000	3,142
Silverstone Master Issuer PLC 1.679% due 01/21/2070 •	403	403
Structured Adjustable Rate Mortgage Loan Trust
0.525% due 08/25/2035 •	64	64
0.920% due 06/25/2034 •	387	355
2.904% due 01/25/2035 ^•	495	449
2.904% due 05/25/2035 ^•	630	504
3.765% due 02/25/2034 ~	62	59
3.832% due 04/25/2034 ~	51	50
4.037% due 02/25/2036 ^~	326	298
Structured Asset Mortgage Investments Trust
0.465% due 02/25/2036 ^•	257	234
0.495% due 12/25/2035 ^•	2,999	2,755
0.725% due 08/25/2035 •	4,057	4,016
0.794% due 07/19/2034 •	609	567
0.894% due 03/19/2034 •	178	170
1.034% due 10/19/2033 •	58	54
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	66	5
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,255	956
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.357% due 07/25/2032 ~	2	2
Tharaldson Hotel Portfolio Trust
0.925% due 11/11/2034 •	11,341	10,746
1.275% due 11/11/2034 •	21,467	19,369
1.525% due 11/11/2034 •	10,693	9,329
2.175% due 11/11/2034 •	17,903	15,454
Travelers Mortgage Services, Inc. 1.600% due 08/25/2020 ~	3	3
VMC Finance LLC 1.294% due 09/15/2036 •	916	892
Wachovia Bank Commercial Mortgage Trust 1.145% due 10/15/2041 ~(a)	94	0
Wachovia Mortgage Loan Trust LLC 4.214% due 10/20/2035 ~	275	245
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •	3,063	2,909
0.455% due 12/25/2045 •	3,019	2,913
0.555% due 05/25/2034 •	25,339	21,381
0.605% due 06/25/2044 •	2,387	2,325
0.685% due 07/25/2044 •	26	25
0.765% due 07/25/2045 •	266	248
0.925% due 11/25/2034 •	169	163
0.965% due 10/25/2044 •	453	438
1.935% due 11/25/2041 ~	4	3
2.240% due 08/25/2046 •	4,735	4,234
2.344% due 11/25/2046 •	17,079	15,008
2.504% due 08/25/2046 •	10,211	9,756
2.904% due 06/25/2042 •	170	158

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.904% due 08/25/2042 •	1,635	1,523
3.528% due 03/25/2033 ~	121	117
3.665% due 06/25/2034 ~	53	52
4.016% due 01/25/2033 ~	1,610	1,552
4.369% due 08/25/2033 ~	10	10
WaMu Mortgage-Backed Pass-Through Certificates 3.625% due 12/19/2039 ~	191	183
Washington Mutual Mortgage Pass-Through Certificates Trust
0.835% due 10/25/2035 •	626	533
2.334% due 11/25/2046 •	12,140	10,390
3.505% due 12/25/2032 ~	183	177
4.040% due 11/25/2030 ~	22	22
5.750% due 03/25/2033	106	108
Wells Fargo Commercial Mortgage Trust
1.035% due 12/13/2031 •	21,320	20,261
1.285% due 12/13/2031 •	17,700	16,227
2.029% due 12/13/2031 •	1,242	1,025
Wells Fargo Mortgage Loan Trust 3.787% due 09/27/2036 ~	1,733	1,591
Wells Fargo Mortgage-Backed Securities Trust 4.334% due 12/25/2036 ^~	103	95
Total Non-Agency Mortgage-Backed Securities (Cost $1,019,443)		1,006,781
ASSET-BACKED SECURITIES 40.1%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	778	621
Accredited Mortgage Loan Trust
0.445% due 09/25/2036 •	328	315
1.265% due 04/25/2035 •	1,570	1,515
ACE Securities Corp. Home Equity Loan Trust
1.235% due 12/25/2033 •	364	352
1.235% due 07/25/2034 •	64	64
AFC Home Equity Loan Trust
0.785% due 06/25/2028 •	224	217
0.855% due 04/25/2028 •	13	13
American Credit Acceptance Receivables Trust 3.060% due 07/12/2022	452	453
American Home Mortgage Investment Trust 0.545% due 08/25/2035 •	6	4
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.055% due 10/25/2035 •	14,780	13,885
1.100% due 01/25/2035 •	793	774
1.235% due 11/25/2034 •	7,513	7,261
1.295% due 03/25/2035 •	6,305	6,002
Amortizing Residential Collateral Trust 1.185% due 10/25/2034 •	3,220	3,126
AMSR Trust
1.632% due 07/17/2037	47,000	47,613
2.033% due 07/17/2037	11,000	11,167
2.533% due 07/17/2037	1,750	1,769
Arbor Realty Commercial Real Estate Notes Ltd. 1.335% due 05/15/2037 •	2,900	2,830
Ares CLO Ltd. 2.325% due 04/17/2026 •	140	140
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.525% due 11/25/2035 •	261	260
0.675% due 10/25/2035 •	1,000	976
0.695% due 10/25/2035 •	37,500	33,815
1.235% due 11/25/2034 •	1,172	1,174
1.310% due 05/25/2034 •	1,231	1,071
Asset-Backed Funding Certificates Trust
0.325% due 11/25/2036 •	10,931	7,827
0.865% due 04/25/2033 •	571	522
1.205% due 03/25/2032 •	408	400
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 06/15/2031 •	111	101
1.130% due 09/25/2034 •	343	340
1.535% due 04/15/2033 •	40	39
B2R Mortgage Trust 2.567% due 06/15/2049	9,432	9,464
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •	701	855
0.335% due 07/25/2036 •	7,842	7,808
0.435% due 07/25/2036 •	20,015	16,901
0.500% due 09/25/2034 •	62	59
0.675% due 09/25/2035 •	520	516
0.735% due 10/25/2036 •	4,128	3,172
0.845% due 10/25/2032 •	18	18
0.885% due 11/25/2035 ^•	1,282	1,170
0.985% due 10/27/2032 •	19	18
1.085% due 12/25/2033 •	321	288
1.145% due 04/25/2035 •	1,358	1,356
1.185% due 10/25/2037 •	5,397	3,942
1.185% due 11/25/2042 •	126	119
1.365% due 06/25/2043 •	491	468

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.385% due 10/25/2032 •	59	58
1.435% due 08/25/2037 •	4,010	3,915
1.685% due 11/25/2042 •	77	74
1.835% due 11/25/2042 •	423	427
2.300% due 03/25/2035 •	3,000	2,477
4.124% due 07/25/2036 ~	412	400
5.500% due 01/25/2034 þ	30	30
5.500% due 12/25/2035	75	64
5.750% due 10/25/2033 þ	269	282
6.000% due 06/25/2034 þ	372	381
Bowman Park CLO Ltd. 1.540% due 11/23/2025 •	9,797	9,750
CDC Mortgage Capital Trust
0.805% due 01/25/2033 •	12	12
1.235% due 01/25/2033 •	165	165
Centex Home Equity Loan Trust
0.875% due 09/25/2034 •	91	90
0.905% due 06/25/2034 •	387	371
5.660% due 09/25/2034 þ	666	701
Chase Funding Trust
0.765% due 11/25/2034 •	2	2
1.085% due 05/25/2033 •	4,415	4,232
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
1.950% due 09/15/2031	16,349	16,659
2.940% due 04/15/2031	20,842	21,172
CIT Group Home Equity Loan Trust 1.160% due 12/25/2031 •	177	172
Citigroup Mortgage Loan Trust
0.265% due 01/25/2037 •	155	123
0.635% due 11/25/2045 •	2,523	2,502
Citigroup Mortgage Loan Trust, Inc.
0.455% due 06/25/2037 •	8,198	6,832
1.130% due 08/25/2035 •	1,145	1,140
5.550% due 08/25/2035 þ	386	388
5.629% due 08/25/2035 þ	2,144	2,110
College Avenue Student Loans LLC
1.385% due 12/26/2047 •	7,505	7,324
3.280% due 12/28/2048	18,276	19,136
4.130% due 12/26/2047	10,242	11,139
Conseco Finance Corp.
6.220% due 03/01/2030	232	237
6.760% due 03/01/2030 ~	20	20
6.870% due 04/01/2030 ~	4	4
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	23,541	11,761
Countrywide Asset-Backed Certificates
0.335% due 01/25/2037 •	19,265	18,824
0.355% due 06/25/2037 •	113	113
0.375% due 11/25/2037 •	525	518
0.435% due 01/25/2037 •	8,699	8,322
0.455% due 09/25/2036 •	2,862	2,837
0.555% due 04/25/2036 •	320	312
0.645% due 04/25/2036 •	6,475	6,000
1.055% due 04/25/2034 •	858	854
1.085% due 05/25/2032 •	166	153
1.145% due 12/25/2035 •	6,500	6,029
1.185% due 09/25/2032 •	186	179
1.235% due 08/25/2035 •	1,344	1,340
Countrywide Asset-Backed Certificates Trust
0.325% due 03/25/2047 •	3,828	3,764
0.335% due 09/25/2046 •	19,207	18,848
0.435% due 04/25/2046 ^•	12,888	12,249
0.665% due 05/25/2036 •	50,400	45,437
0.715% due 02/25/2036 •	4,635	4,590
0.915% due 04/25/2036 ^•	5,500	5,021
0.925% due 08/25/2047 •	1,144	1,094
5.125% due 12/25/2034 ~	3,873	3,930
6.047% due 05/25/2036 ^þ	316	324
Countrywide Asset-Backed Certificates Trust, Inc.
0.645% due 09/25/2034 •	1	1
0.925% due 12/25/2034 •	22	21
0.965% due 11/25/2034 •	608	571
1.160% due 10/25/2034 •	1,109	1,075
Credit Acceptance Auto Loan Trust
3.210% due 08/17/2026	2,300	2,319
3.600% due 04/15/2027	5,000	5,094
Credit Suisse First Boston Mortgage Securities Corp.
0.545% due 05/25/2044 •	23	23
0.805% due 01/25/2032 •	9	8
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	313	326
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •	2,475	2,475
CWHEQ Revolving Home Equity Loan Trust 0.375% due 04/15/2032 •	1,881	1,843

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

DRB Prime Student Loan Trust 1.885% (US0001M + 1.700%) due 01/25/2040 ~	3,362	3,370
Drive Auto Receivables Trust
0.830% due 05/15/2024	11,800	11,839
0.850% due 07/17/2023	13,800	13,818
Dryden Senior Loan Fund 2.119% due 10/15/2027 •	42,060	41,702
Earnest Student Loan Program LLC 2.680% due 07/25/2035	890	898
EMC Mortgage Loan Trust 1.685% due 08/25/2040 •	264	258
Encore Credit Receivables Trust
0.875% due 07/25/2035 •	421	396
1.115% due 11/25/2035 •	10,000	9,315
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	200	211
Equity One Mortgage Pass-Through Trust 0.865% due 07/25/2034 •	4	3
First Franklin Mortgage Loan Trust
0.295% due 12/25/2037 •	722	642
0.665% due 12/25/2035 •	1,506	1,503
0.860% due 11/25/2035 •	1,900	1,792
First NLC Trust
0.325% due 08/25/2037 •	33,857	19,390
0.465% due 08/25/2037 •	1,849	1,085
Ford Credit Auto Owner Trust 3.190% due 07/15/2031	7,735	8,296
Fremont Home Loan Trust
0.320% due 10/25/2036 •	46,236	41,135
0.325% due 01/25/2037 •	10,444	6,593
1.040% due 07/25/2034 •	5,466	5,129
GLS Auto Receivables Issuer Trust
2.580% due 07/17/2023	8,768	8,873
3.060% due 04/17/2023	1,966	1,988
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	10,600	10,859
2.900% due 04/15/2026	26,500	27,681
Greystone Commercial Real Estate Notes Ltd. 1.365% due 09/15/2037 •	1,600	1,556
GSAMP Trust
0.325% due 12/25/2036 •	997	569
0.485% due 10/25/2036 ^•	5,304	311
0.920% due 09/25/2035 ^•	16,679	16,378
1.010% due 03/25/2034 •	819	790
1.160% due 08/25/2033 •	7	6
Home Equity Asset Trust
0.785% due 11/25/2032 •	1	1
0.785% due 12/25/2035 •	13,400	12,704
0.980% due 07/25/2034 •	246	242
1.100% due 03/25/2035 •	6,691	6,471
1.105% due 02/25/2033 •	1	1
Home Equity Loan Trust 0.375% due 04/25/2037 •	4,061	3,725
Home Equity Mortgage Loan Asset-Backed Trust
0.345% due 07/25/2037 •	105	63
0.385% due 03/25/2036 •	5,713	5,641
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	52	50
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •	12	4
HSI Asset Securitization Corp. Trust 0.545% due 12/25/2035 •	6,910	6,620
IMC Home Equity Loan Trust 7.310% due 11/20/2028	14	14
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.210% due 07/25/2034 •	465	458
IXIS Real Estate Capital Trust
0.285% due 01/25/2037 •	13,035	5,956
0.415% due 01/25/2037 •	47,619	22,835
Jamestown CLO Ltd. 2.355% due 01/17/2027 •	3,252	3,229
JPMorgan Mortgage Acquisition Corp. 0.835% due 12/25/2035 •	5,000	4,268
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036 •	2	1
0.295% due 08/25/2036 •	845	639
LA Arena Funding LLC 7.656% due 12/15/2026	406	398
Lehman XS Trust 0.335% due 04/25/2037 ^•	7	8
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •	2,900	2,872
Long Beach Mortgage Loan Trust
0.335% due 05/25/2036 •	18,481	12,498
0.345% due 11/25/2036 •	3,406	1,594
0.805% due 08/25/2033 •	342	330

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.040% due 07/25/2034 •	160	151
1.235% due 10/25/2034 •	62	61
1.235% due 06/25/2035 •	150	143
1.610% due 03/25/2032 •	118	117
Madison Park Funding Ltd. 2.395% due 07/20/2026 •	1,186	1,182
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •	357	349
MASTR Asset-Backed Securities Trust
0.315% due 08/25/2036 •	14,811	9,881
0.935% due 12/25/2034 ^•	443	426
1.010% due 10/25/2034 •	785	762
MASTR Specialized Loan Trust 1.035% due 05/25/2037 •	309	35
Merrill Lynch First Franklin Mortgage Loan Trust 1.685% due 10/25/2037 •	245	240
Merrill Lynch Mortgage Investors Trust
0.245% due 10/25/2037 ^•	313	129
0.265% due 09/25/2037 •	98	55
0.275% due 06/25/2037 •	738	271
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	1,241	1,331
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 05/25/2037 •	118	101
0.285% due 11/25/2036 •	9,876	5,674
0.315% due 01/25/2037 •	64,904	31,303
0.335% due 06/25/2036 •	714	612
0.425% due 06/25/2036 •	8,952	7,777
0.515% due 03/25/2036 •	19,010	12,754
0.525% due 03/25/2037 •	24,308	12,554
2.185% due 07/25/2037 ^•	256	123
2.585% due 08/25/2034 •	106	106
Morgan Stanley Dean Witter Capital, Inc. Trust
1.535% due 02/25/2033 •	67	66
2.660% due 01/25/2032 •	180	180
Morgan Stanley Mortgage Loan Trust
0.505% due 11/25/2036 •	666	184
0.705% due 10/25/2036 •	1,534	658
Navient Private Education Loan Trust
2.650% due 12/15/2028	2,915	2,955
2.740% due 02/15/2029	732	743
3.910% due 12/15/2045	5,436	5,683
Navient Private Education Refi Loan Trust
2.820% due 02/15/2068	16,945	17,075
3.010% due 06/16/2042	336	336
3.030% due 01/15/2043	198	199
Navient Student Loan Trust
0.565% due 03/25/2067 •	20,254	20,143
1.035% due 06/25/2065 •	1,366	1,367
1.235% due 12/27/2066 •	10,389	10,086
Nelnet Student Loan Trust
0.985% due 09/25/2065 •	18,495	18,344
1.085% due 06/27/2067 •	36,863	36,125
New Century Home Equity Loan Trust
0.365% due 05/25/2036 •	228	207
0.635% due 02/25/2036 •	8,978	8,194
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.805% due 01/25/2036 •	167	252
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.515% due 03/25/2036 •	7,620	6,755
North Carolina State Education Assistance Authority 1.791% due 07/25/2036 •	4,400	4,189
NovaStar Mortgage Funding Trust
0.285% due 03/25/2037 •	13	6
0.965% due 05/25/2033 •	1	1
Ocean Trails CLO 1.334% due 08/13/2025 •	686	686
OneMain Financial Issuance Trust 3.300% due 03/14/2029	1,000	1,017
Option One Mortgage Loan Trust
0.965% due 02/25/2035 •	689	666
0.980% due 05/25/2034 •	15	15
Option One Mortgage Loan Trust Asset-Backed Certificates 0.690% due 08/20/2030 •	2	2
Palmer Square Loan Funding Ltd.
1.177% due 02/20/2028 •	1,968	1,940
1.227% due 08/20/2027 •	1,812	1,794
1.920% due 10/24/2027 •	6,077	6,015
1.985% due 01/20/2027 •	983	977
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.920% due 03/25/2035 •	971	973
1.160% due 10/25/2034 •	193	194
1.235% due 10/25/2034 •	11,119	10,673
Popular ABS Mortgage Pass-Through Trust 3.612% due 01/25/2036 ^þ	208	197

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

RAAC Trust
0.525% due 02/25/2036 •	4,226	4,195
0.585% due 06/25/2047 •	1,153	1,153
0.665% due 03/25/2037 •	671	671
1.385% due 09/25/2047 •	3,446	3,465
2.685% due 12/25/2035 •	1,447	1,460
Renaissance Home Equity Loan Trust
1.285% due 09/25/2037 •	669	319
1.385% due 08/25/2032 •	1,047	1,028
1.425% due 03/25/2033 •	12	12
4.934% due 08/25/2035 þ	71	73
Residential Asset Mortgage Products Trust
0.485% due 05/25/2036 ^•	20,296	18,554
0.545% due 02/25/2036 •	13,559	11,910
Residential Asset Securities Corp. Trust
0.335% due 01/25/2037 •	3,449	3,412
0.435% due 04/25/2037 •	7,401	7,337
0.445% due 07/25/2036 •	7,561	7,459
0.455% due 05/25/2037 •	1,552	1,543
0.615% due 01/25/2036 •	15,400	12,881
0.765% due 06/25/2033 •	683	595
0.830% due 03/25/2035 •	1,051	1,035
0.980% due 01/25/2035 •	24	24
1.465% due 07/25/2035 •	1,645	1,512
SACO Trust
0.545% due 05/25/2036 •	424	413
0.705% due 06/25/2036 ^•	72	69
SACO, Inc. 0.935% due 07/25/2035 •	53	47
Salomon Mortgage Loan Trust 1.085% due 11/25/2033 •	259	255
Santander Drive Auto Receivables Trust 2.280% due 09/15/2023	19,900	20,157
Saxon Asset Securities Trust
0.495% due 09/25/2037 •	1,667	1,570
0.685% due 03/25/2032 •	125	123
0.725% due 03/25/2035 •	685	615
1.935% due 12/25/2037 •	15,973	15,583
Securitized Asset-Backed Receivables LLC Trust
0.235% due 10/25/2036 ^•	840	350
0.335% due 12/25/2036 •	25,096	16,244
Securitized Term Auto Receivables Trust 2.862% due 05/25/2021	140	140
SG Mortgage Securities Trust 0.315% due 07/25/2036 •	57,496	33,435
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	10,431	8,570
SLC Student Loan Trust
0.423% due 03/15/2027 •	2,820	2,812
1.213% due 06/15/2021 •	4,235	4,021
1.235% due 11/25/2042 •	2,053	2,049
SLM Private Education Loan Trust 2.435% due 06/16/2042 •	6,610	6,629
SLM Student Loan Trust
1.101% due 01/27/2025 •	2,958	2,945
1.513% due 12/15/2033 •	24,407	23,593
1.891% due 07/25/2023 •	12,384	11,725
2.491% due 04/25/2023 •	16,438	16,289
2.691% due 07/25/2023 •	8,872	8,736
SMB Private Education Loan Trust
0.485% due 09/15/2054 •	4,869	4,834
0.535% due 02/16/2026 •	217	217
1.035% due 09/15/2054 •	4,700	4,543
1.585% due 07/15/2027 •	938	942
1.600% due 09/15/2054	15,000	14,821
2.490% due 06/15/2027	5,143	5,170
2.880% due 09/15/2034	2,411	2,496
SoFi Professional Loan Program LLC
1.860% due 11/26/2040	1,626	1,627
2.130% due 11/16/2048	1,366	1,375
2.370% due 11/16/2048	40,000	40,885
2.630% due 07/25/2040	33,369	33,798
2.740% due 05/25/2040	24,403	24,807
2.780% due 08/17/2048	10,428	10,509
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	4,000	4,064
3.080% due 01/25/2048	11,955	12,042
3.120% due 02/25/2048	695	699
Sound Point CLO Ltd. 2.193% due 01/23/2029 •	4,000	3,930
Soundview Home Loan Trust
0.355% due 07/25/2037 •	42,585	37,575
0.355% due 08/25/2037 •	33,253	29,034
1.085% due 10/25/2037 •	93,733	78,298
1.185% due 09/25/2037 •	2,427	1,889
1.485% due 11/25/2033 •	31	31

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

South Carolina Student Loan Corp. 1.350% due 09/03/2024 •	232	228
Specialty Underwriting & Residential Finance Trust
0.325% due 06/25/2037 •	13,844	12,694
1.085% due 06/25/2036 •	16,022	14,946
1.385% due 10/25/2035 •	43	42
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	4,207	4,260
Springleaf Funding Trust 2.680% due 07/15/2030	37,500	37,482
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	874	882
Structured Asset Investment Loan Trust
0.845% due 04/25/2035 •	2,464	2,451
0.950% due 08/25/2035 •	1,500	1,432
1.160% due 09/25/2034 •	66	65
1.460% due 12/25/2034 •	813	765
1.610% due 04/25/2034 •	12	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	33	31
Towd Point Mortgage Trust
1.185% due 10/25/2059 •	1,174	1,171
2.900% due 10/25/2059 ~	27,520	29,018
3.000% due 11/25/2058 ~	1,104	1,129
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	4,300	4,372
Tricon American Homes Trust
2.716% due 09/17/2034	11,491	11,717
2.916% due 09/17/2034	8,700	8,836
3.215% due 09/17/2034	1,200	1,220
TruPS Financials Note Securitization Ltd. 1.876% due 09/20/2039 •	24,366	22,660
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	224	221
Upstart Securitization Trust
2.684% due 01/21/2030	661	665
2.897% due 09/20/2029	337	339
Utah State Board of Regents 0.918% due 01/25/2057 •	9,557	9,359
Venture CLO Ltd. 2.099% due 07/15/2027 •	13,465	13,293
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •	96	46
Wells Fargo Home Equity Asset-Backed Securities Trust 1.760% due 02/25/2035 •	3,500	3,449
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.815% due 04/25/2034 •	55	53
Westlake Automobile Receivables Trust
0.930% due 02/15/2024	38,100	38,128
3.060% due 05/16/2022	10,007	10,060
3.200% due 01/16/2024	2,389	2,391
World Omni Automobile Lease Securitization Trust 2.890% due 11/15/2021	7,799	7,852
Total Asset-Backed Securities (Cost $1,851,923)		1,851,350
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.0%		1,701
U.S. TREASURY BILLS 0.6%
0.165% due 09/10/2020 (b)(c)(g)(i)	29,000	28,993
Total Short-Term Instruments (Cost $30,692)		30,694
Total Investments in Securities (Cost $4,891,882)		4,899,432
	SHARES
INVESTMENTS IN AFFILIATES 24.2%
SHORT-TERM INSTRUMENTS 24.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.2%
PIMCO Short-Term Floating NAV Portfolio III	113,406,032	1,118,070
Total Short-Term Instruments (Cost $1,116,340)		1,118,070
Total Investments in Affiliates (Cost $1,116,340)		1,118,070
Total Investments 130.2% (Cost $6,008,222)		$6,017,502
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $(8,054))		2,290

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Other Assets and Liabilities, net (30.2)%	(1,397,117)
Net Assets 100.0%	$4,622,675

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$1,701		U.S. Treasury Notes 1.875% due 04/30/2022		$(1,735)	$1,701	$1,701
Total Repurchase Agreements								$(1,735)	$1,701	$1,701
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 2-Year Note September Futures				09/2020	809	$178,650	$32		$13	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 5-Year Note September Futures				09/2020	172	$(21,628)	$(50)		$5	$0
U.S. Treasury 10-Year Note September Futures				09/2020	454	(63,184)	(129)		71	0
							$(179)		$76	$0
Total Futures Contracts							$(147)		$89	$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$4,900	$18	$(111)	$(93)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	37,900	442	(1,030)	(588)	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(2,692)	(2,258)	0	(7)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(21,273)	(27,507)	148	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	105,400	6,095	(15,100)	(9,005)	101	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(2,159)	(981)	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(1,908)	(1,933)	27	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	(1,351)	(984)	22	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	(4,943)	(5,530)	92	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	(3,443)	(3,948)	54	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(1,929)	(1,942)	28	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	(32,936)	(19,373)	661	0
Total Swap Agreements	$14,733	$(88,875)	$(74,142)	$1,148	$(12)
(g)	Securities with an aggregate market value of $2,930 and cash of $31,715 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	47,000	$(338)	$(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	14,500	(122)	(72)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	7,000	(53)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	7,000	(29)	(7)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	12,500	(51)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	11,500	(49)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	8,500	(33)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	9,000	(39)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	4,500	(20)	(3)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	10,800	(74)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	23,400	(161)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	25,500	(165)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	19,000	(160)	(94)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	7,000	(52)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	25,500	(165)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	24,500	(161)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	21,000	(98)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	10,500	(37)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	12,500	(49)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	8,000	(31)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	16,500	(88)	(22)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	10,500	(37)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	11,000	(51)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	16,000	(88)	0
Total Written Options	$(2,151)	$(384)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$23	$0	$0	$0	$0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$81	$0	$19	$19	$0
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0
						$0	$19	$19	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$16,834	$(3,828)	$2,259	$0	$(1,569)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	126	(51)	18	0	(33)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	388	102	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	25,034	(573)	715	142	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,069	0	(258)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	15	0	(13)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	20,651	(759)	948	189	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,202)	2,992	790	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,020	5	1	6	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,728	(401)	499	98	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	88	17	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,847	776	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	102	29	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,180	(502)	633	131	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,000	724	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(4)	0	(42)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	23,180	(502)	633	131	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,169	(633)	799	166	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	38,100	(854)	1,139	285	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	50,000	173	(2)	171	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	(73)	0	(412)
						$(20,636)	$22,066	$3,757	$(2,327)
Total Swap Agreements						$(20,636)	$22,085	$3,776	$(2,327)
(i)

Securities with an aggregate market value of $2,593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$26,825	$0		$26,825
Industrials				0	5,838	0		5,838
Municipal Bonds & Notes
Texas				0	380	0		380
West Virginia				0	2,913	0		2,913
U.S. Government Agencies				0	1,964,379	0		1,964,379
U.S. Treasury Obligations				0	10,272	0		10,272
Non-Agency Mortgage-Backed Securities				0	1,006,781	0		1,006,781
Asset-Backed Securities				0	1,851,350	0		1,851,350
Short-Term Instruments
Repurchase Agreements				0	1,701	0		1,701
U.S. Treasury Bills				0	28,993	0		28,993

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

	$0	$4,899,432	$0	$4,899,432
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,118,070	$0	$0	$1,118,070
Total Investments	$1,118,070	$4,899,432	$0	$6,017,502
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	1,148	0	1,237
Over the counter	0	3,776	0	3,776
	$89	$4,924	$0	$5,013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(2,711)	0	(2,711)
	$0	$(2,723)	$0	$(2,723)
Total Financial Derivative Instruments	$89	$2,201	$0	$2,290
Totals	$1,118,159	$4,901,633	$0	$6,019,792

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 138.0%
MUTUAL FUNDS (a) 134.1%
PIMCO CommoditiesPLUS® Strategy Fund	43,061,760	$170,525
PIMCO CommodityRealReturn Strategy Fund®	6,962,301	33,001
PIMCO Dynamic Bond Fund	3,120,735	32,986
PIMCO Emerging Markets Bond Fund	4,370,744	44,494
PIMCO Emerging Markets Currency and Short-Term Investments Fund	15,006,977	112,402
PIMCO Emerging Markets Local Currency and Bond Fund	15,218,085	96,787
PIMCO Extended Duration Fund	26,050,536	284,732
PIMCO High Yield Fund	3,718,331	31,494
PIMCO Income Fund	17,925,235	206,140
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,933,639	64,083
PIMCO Investment Grade Credit Bond Fund	10,817,001	118,338
PIMCO Long Duration Total Return Fund	6,546,531	77,904
PIMCO Long-Term Real Return Fund	25,655,712	259,892
PIMCO Long-Term U.S. Government Fund	29,440,132	231,988
PIMCO Low Duration Fund	7,135,387	70,712
PIMCO Mortgage Opportunities and Bond Fund	2,336,585	25,212
PIMCO RAE Emerging Markets Fund	24,123,564	188,888
PIMCO RAE Fundamental Advantage PLUS Fund	20,409,051	174,293
PIMCO RAE International Fund	7,751,788	62,867
PIMCO RAE PLUS EMG Fund	24,095,764	193,248
PIMCO RAE PLUS Fund	12,634,795	69,239
PIMCO RAE PLUS International Fund	34,891,855	200,977
PIMCO RAE PLUS Small Fund	11,689,434	93,983
PIMCO RAE US Small Fund	7,101,920	62,497
PIMCO RAE Worldwide Long/Short PLUS Fund	16,700,093	133,935
PIMCO Real Return Fund	14,062,772	166,644
PIMCO RealEstateRealReturn Strategy Fund	14,180,997	106,499
PIMCO Senior Floating Rate Fund	4,394,876	39,510
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	4,731,279	33,024
PIMCO StocksPLUS® International Fund (Unhedged)	5,417,720	28,714
PIMCO StocksPLUS® Short Fund	81,042,347	521,913
PIMCO Total Return Fund	15,638,566	169,366
PIMCO TRENDS Managed Futures Strategy Fund	2,684,074	26,814
Total Mutual Funds (Cost $4,134,631)		4,133,101
EXCHANGE-TRADED FUNDS 3.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	5,141,453	106,479
Total Exchange-Traded Funds (Cost $133,707)		106,479
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
PIMCO Government Money Market Fund 0.180% (a)(b)	13,106,470	13,107
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,797	126
Total Short-Term Instruments (Cost $13,233)		13,233
Total Investments in Affiliates (Cost $4,281,571)		4,252,813
Total Investments 138.0% (Cost $4,281,571)		$4,252,813
Other Assets and Liabilities, net (38.0)%		(1,171,072)
Net Assets 100.0%		$3,081,741

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Affiliates, at Value
Mutual Funds	$4,133,101	$0	$0	$4,133,101
Exchange-Traded Funds	106,479	0	0	106,479
Short-Term Instruments
Mutual Funds	13,107	0	0	13,107
Central Funds Used for Cash Management Purposes	126	0	0	126
Total Investments	$4,252,813	$0	$0	$4,252,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO All Asset Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		4,017
Total Short-Term Instruments (Cost $4,017)		4,017
Total Investments in Securities (Cost $4,017)		4,017
	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 96.6%
PIMCO CommoditiesPLUS® Strategy Fund	229,650,637	$909,417
PIMCO Dynamic Bond Fund	14,975,198	158,288
PIMCO Emerging Markets Bond Fund	14,215,656	144,715
PIMCO Emerging Markets Currency and Short-Term Investments Fund	77,008,655	576,795
PIMCO Emerging Markets Local Currency and Bond Fund	40,792,377	259,439
PIMCO Extended Duration Fund	101,957,681	1,114,397
PIMCO High Yield Fund	31,432,717	266,235
PIMCO Income Fund	69,343,114	797,446
PIMCO International Bond Fund (U.S. Dollar-Hedged)	21,487,197	232,062
PIMCO Investment Grade Credit Bond Fund	28,609,742	312,991
PIMCO Long Duration Total Return Fund	13,334,460	158,680
PIMCO Long-Term Real Return Fund	93,888,281	951,088
PIMCO Long-Term U.S. Government Fund	68,821,983	542,317
PIMCO Low Duration Fund	28,572,145	283,150
PIMCO Mortgage Opportunities and Bond Fund	11,765,291	126,947
PIMCO RAE Emerging Markets Fund	74,751,258	585,302
PIMCO RAE Fundamental Advantage PLUS Fund	106,556,581	909,993
PIMCO RAE International Fund	30,398,767	246,534
PIMCO RAE PLUS EMG Fund	132,765,823	1,064,782
PIMCO RAE PLUS International Fund	194,126,876	1,118,171
PIMCO RAE PLUS Small Fund	41,469,001	333,411
PIMCO RAE US Small Fund	19,386,609	170,602
PIMCO RAE Worldwide Long/Short PLUS Fund	58,998,277	473,166
PIMCO Real Return Fund	47,328,059	560,838
PIMCO RealEstateRealReturn Strategy Fund	91,204,375	684,945
PIMCO Senior Floating Rate Fund	32,905,649	295,822
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	32,346,571	225,779
PIMCO StocksPLUS® International Fund (Unhedged)	18,039,396	95,609
PIMCO Total Return Fund	60,978,672	660,399
PIMCO TRENDS Managed Futures Strategy Fund	16,164,591	161,484
Total Mutual Funds (Cost $13,845,008)		14,420,804
EXCHANGE-TRADED FUNDS 2.8%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	20,263,817	419,664
Total Exchange-Traded Funds (Cost $483,452)		419,664
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 0.180% (a)(b)	104,304,226	104,304
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	89,192	880
Total Short-Term Instruments (Cost $105,186)		105,184
Total Investments in Affiliates (Cost $14,433,646)		14,945,652
Total Investments 100.1% (Cost $14,437,663)		$14,949,669
Other Assets and Liabilities, net (0.1)%		(12,487)
Net Assets 100.0%		$14,937,182

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$4,017	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024		$(4,097)	$4,017	$4,017
Total Repurchase Agreements							$(4,097)	$4,017	$4,017
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$4,017	$0	$4,017
					$0	$4,017	$0	$4,017
Investments in Affiliates, at Value
Mutual Funds					14,420,804	0	0	14,420,804
Exchange-Traded Funds					419,664	0	0	419,664
Short-Term Instruments
Mutual Funds					104,304	0	0	104,304
Central Funds Used for Cash Management Purposes					880	0	0	880
					$14,945,652	$0	$0	$14,945,652
Total Investments					$14,945,652	$4,017	$0	$14,949,669

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.7% ¤
MUNICIPAL BONDS & NOTES 91.4%
CALIFORNIA 81.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2029	$5,000	$5,645
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2022	520	568
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,794
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	332
5.000% due 10/01/2030	160	199
5.000% due 12/01/2030	1,050	1,215
5.000% due 10/01/2031	265	328
5.000% due 10/01/2032	290	355
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2028	375	438
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	2,215	2,303
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 11/15/2030	500	602
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,000	2,552
5.000% due 11/15/2031	3,390	4,257
5.000% due 08/15/2032	350	415
5.000% due 08/15/2033	600	704
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	2,250	2,804
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,732	2,819
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 0.776% (0.7*US0001M + 0.650%) due 12/01/2050 ~	1,250	1,248
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	750	831
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	850	855
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2029	1,300	1,560
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2026	1,000	1,026
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,205
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,101
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,179
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2037	280	318
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	500	533
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,165
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015 5.000% due 08/15/2030	695	846
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	1,500	1,998
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	1,000	1,073
California Statewide Communities Development Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	270	323
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	559
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 03/01/2030	600	748
5.000% due 03/01/2031	200	247
5.000% due 08/01/2031	425	523
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2027	1,500	1,508
California Statewide Communities Development Authority Revenue Notes, Series 2010 5.000% due 11/01/2020	555	564
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,125

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, Series 2017 5.000% due 05/15/2026	400	450
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 08/01/2028	250	313
California Statewide Communities Development Authority Revenue Notes, Series 2019 1.250% due 12/01/2021	1,000	1,004
Coast Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 08/01/2028 (a)	2,900	2,609
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	2,101
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2030	1,000	1,241
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012 5.000% due 06/01/2023	2,100	2,394
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016 5.000% due 07/01/2029	1,250	1,559
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,660	3,254
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2031	500	614
5.000% due 05/01/2033	750	911
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2026	500	618
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,840	1,853
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,856
Irvine, California Special Assessment Notes, Series 2012 4.000% due 09/02/2021	1,750	1,826
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	899
Los Angeles Community College District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2026	2,000	2,288
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,871
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012 5.000% due 08/01/2025	1,000	1,093
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 4.500% due 05/15/2022	100	100
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,911
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,210
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,090	1,467
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,644
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,479
Napa Valley Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005 0.000% due 08/01/2028 (a)	250	225
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (a)	915	839
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,320
Northern California Gas Authority, Revenue Bonds, Series 2007 1.680% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,860	1,794
Northern California Power Agency Revenue Bonds, Series 2012 5.000% due 07/01/2026	1,000	1,086
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,213
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,897
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2025	920	1,077
Palm Desert Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 10/01/2029	575	710
Palos Verdes Peninsula Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 0.000% due 11/01/2027 (a)	700	643
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	885
5.000% due 08/01/2024	1,450	1,703
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012 5.000% due 09/01/2023	1,800	1,983
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014 5.000% due 09/01/2026	785	916
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,208
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,164
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,232
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011 5.000% due 08/15/2025	4,000	4,211
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.000% due 02/01/2025	1,515	1,622

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	285	326
5.000% due 09/01/2031	295	334
5.000% due 09/01/2032	485	547
San Diego Association of Governments South Bay Expressway, California Revenue Bonds, Series 2017 5.000% due 07/01/2034	415	490
San Diego County, California Water Authority Revenue Bonds, Series 2011 5.000% due 05/01/2028	2,000	2,079
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,344
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 5.000% due 08/01/2033	500	678
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	10	10
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2030	600	777
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,894
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010 5.000% due 11/01/2022	1,000	1,016
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	2,124
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2029 (a)	290	253
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (a)	2,575	2,242
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	350
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,345
5.000% due 03/01/2026	50	54
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2033	600	852
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,281
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	576
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,295
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019 5.000% due 06/01/2029	500	644
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	955
5.000% due 09/01/2029	300	357
Tustin Community Facilities District, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	690	830
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,958
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011 5.250% due 08/01/2027	2,000	2,108
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2037	250	289
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020	2,500	2,500
West Basin Municipal Water District, California Revenue Bonds, Series 2011 5.000% due 08/01/2026	1,000	1,050
West Basin Municipal Water District, California Revenue Bonds, Series 2012 5.000% due 08/01/2028	2,000	2,148
		149,864
FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	415
GEORGIA 0.7%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 5.000% due 09/01/2033	1,000	1,344
GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2027	1,230	1,426
ILLINOIS 2.9%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	500	566
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,830	1,935
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2020	1,030	1,038

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,802
		5,341
KENTUCKY 0.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,102
NEW JERSEY 1.1%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	1,750	2,071
NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	1,085	1,112
5.000% due 02/01/2023	1,000	1,060
		2,172
OHIO 0.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,000	1,294
PENNSYLVANIA 0.5%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	1,012
PUERTO RICO 1.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	635
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	2,000	1,411
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,000	1,007
		3,053
Total Municipal Bonds & Notes (Cost $158,947)		169,094
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		507
Total Short-Term Instruments (Cost $507)		507
Total Investments in Securities (Cost $159,454)		169,601
	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	1,484,356	14,634
Total Short-Term Instruments (Cost $14,609)		14,634
Total Investments in Affiliates (Cost $14,609)		14,634
Total Investments 99.6% (Cost $174,063)		$184,235
Other Assets and Liabilities, net 0.4%		801
Net Assets 100.0%		$185,036

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(b)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$507	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(517)	$507	$507
Total Repurchase Agreements							$(517)	$507	$507
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	California				$0	$149,864	$0	$149,864
	Florida				0	415	0	415
	Georgia				0	1,344	0	1,344
	Guam				0	1,426	0	1,426
	Illinois				0	5,341	0	5,341
	Kentucky				0	1,102	0	1,102
	New Jersey				0	2,071	0	2,071
	New York				0	2,172	0	2,172
	Ohio				0	1,294	0	1,294
	Pennsylvania				0	1,012	0	1,012
	Puerto Rico				0	3,053	0	3,053
Short-Term Instruments
	Repurchase Agreements				0	507	0	507
					$0	$169,601	$0	$169,601
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$14,634	$0	$0	$14,634
Total Investments					$14,634	$169,601	$0	$184,235

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.5% ¤
MUNICIPAL BONDS & NOTES 88.7%
CALIFORNIA 81.4%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2020 5.000% due 10/01/2045	$1,000	$1,161
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	107
4.000% due 04/01/2034	1,000	1,140
5.000% due 04/01/2056	250	292
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.250% due 04/01/2045	200	205
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	225	241
5.000% due 08/01/2049	400	430
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	234
4.000% due 06/01/2035	200	233
5.000% due 06/01/2033	250	321
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	333
California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	500	551
5.000% due 10/01/2043	500	590
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	221
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	228
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	111
5.000% due 11/15/2046 (d)	250	294
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 08/15/2034	215	238
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	623
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,000	1,155
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	248	256
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.509% (0.7*US0001M + 0.380%) due 08/01/2047 ~	250	248
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	277
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 02/01/2047	100	112
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	365
5.000% due 06/01/2043	500	601
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	300	303
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	148
California Public Finance Authority Revenue Bonds, Series 2017 4.000% due 08/01/2047 (d)	260	291
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	258
5.000% due 06/01/2046	300	304
California State General Obligation Bonds, Series 2004 0.070% due 05/01/2034	200	200
California State General Obligation Bonds, Series 2016 0.888% (0.7*US0001M + 0.760%) due 12/01/2031 ~	250	250
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	312
California State General Obligation Bonds, Series 2019
4.000% due 10/01/2039	500	596
5.000% due 04/01/2045	1,000	1,274
5.000% due 04/01/2049	400	508
California State General Obligation Notes, Series 2020 4.000% due 03/01/2026	500	595
California State University Revenue Bonds, Series 2012 5.000% due 11/01/2030	280	308
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	313
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	279

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	480	640
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	225	238
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	350	376
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	100
5.250% due 12/01/2056	150	162
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	118
5.000% due 12/01/2057	100	118
5.500% due 12/01/2058	350	378
Clovis Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2029 (b)	530	459
El Dorado Irrigation District, California Certificates of Participation Bonds, Series 2020 4.000% due 03/01/2045	930	1,090
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012 5.000% due 03/01/2028	100	108
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	110
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (b)	1,000	711
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	245
5.000% due 06/01/2047	300	304
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	112
5.000% due 06/01/2026	200	242
5.000% due 06/01/2027	250	308
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018 5.000% due 06/01/2022	200	217
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	382
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	287
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2041	125	127
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	169
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	460	463
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	285
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	108
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	176
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	529
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	160
Long Beach Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2035	250	296
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	231
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	278
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 5.000% due 05/15/2040	80	81
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	250	288
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	1,000	1,112
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.090% due 07/01/2035	1,000	1,000
Los Angeles Department of Water, California Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,882
Los Angeles Department of Water, California Revenue Bonds, Series 2019
0.070% due 07/01/2045	1,120	1,120
5.000% due 07/01/2049	1,000	1,274
Los Angeles, California Wastewater System Revenue Bonds, Series 2012 5.000% due 06/01/2024	100	109
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	281
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	63
7.000% due 11/01/2034	200	303
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	285
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	644
Metropolitan Water District of Southern California Revenue Bonds, Series 2020 5.000% due 07/01/2038 (a)	500	672
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	409

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (b)	250	248
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	231
5.000% due 08/01/2031	150	194
Napa Valley Community College District, California General Obligation Bonds, Series 2018 0.000% due 08/01/2032 (c)	250	277
Newport Mesa Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 08/01/2031 (b)	500	417
Norris School District, California General Obligation Bonds, Series 2012 0.000% due 11/01/2040 (c)	250	278
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	581
Northern California Gas Authority, Revenue Bonds, Series 2007 1.680% (0.67*US0003M + 0.720%) due 07/01/2027 ~	400	386
Pasadena Unified School District, California General Obligation Bonds, Series 2012 5.000% due 05/01/2034	125	136
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	316
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	915
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	292
Riverside, California Water Revenue Bonds, Series 2019 5.000% due 10/01/2048	1,000	1,265
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	279
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (d)	200	243
5.000% due 10/01/2047 (d)	100	121
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2031	100	107
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	297
Sacramento Municipal Utility District, California Revenue Bonds, Series 2020 5.000% due 08/15/2033	500	683
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	149
San Diego County, California Water Authority Revenue Bonds, Series 2013 5.000% due 05/01/2031	200	221
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	625
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	372
4.000% due 07/01/2047	400	453
San Francisco Bay Area Rapid Transit District Sales Tax, California Revenue Bonds, Series 2019 4.000% due 07/01/2038	500	575
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	600
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011 5.000% due 05/01/2027	30	31
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	500	590
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	258
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	126
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012 5.000% due 11/01/2043	250	272
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	194
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	551
San Jose, California General Obligation Bonds, Series 2019 5.000% due 09/01/2041	1,000	1,263
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	236
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	309
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,180
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	228
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	579
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	669
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	714
Temple City Unified School District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2036 (c)	200	232
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2031	500	643
Turlock Irrigation District, California Revenue Bonds, Series 2011 5.500% due 01/01/2041	100	102

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	277
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	304
5.000% due 05/15/2058	100	122
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	625
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	257
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2036	300	348
4.000% due 08/01/2038	550	634
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	596
		57,157
FLORIDA 0.6%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2039 (b)	850	431
ILLINOIS 1.1%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	211
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	525	554
		765
LOUISIANA 0.3%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	180	210
NEW JERSEY 0.9%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	500	592
NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	550	564
PENNSYLVANIA 1.4%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	1,000	1,013
PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	448	127
0.000% due 07/01/2051 (b)	700	143
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,132
		1,512
Total Municipal Bonds & Notes (Cost $58,715)		62,244
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (e) 0.8%		533
Total Short-Term Instruments (Cost $533)		533
Total Investments in Securities (Cost $59,248)		62,777
	SHARES
INVESTMENTS IN AFFILIATES 12.5%
SHORT-TERM INSTRUMENTS 12.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.5%
PIMCO Short-Term Floating NAV Portfolio III	891,132	8,786

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $8,775)	8,786
Total Investments in Affiliates (Cost $8,775)	8,786
Total Investments 102.0% (Cost $68,023)	$71,563
Other Assets and Liabilities, net (2.0)%	(1,378)
Net Assets 100.0%	$70,185

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$533	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(544)	$533	$533
Total Repurchase Agreements							$(544)	$533	$533
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California					$0	$57,157	$0	$57,157
Florida					0	431	0	431
Illinois					0	765	0	765
Louisiana					0	210	0	210
New Jersey					0	592	0	592
New York					0	564	0	564
Pennsylvania					0	1,013	0	1,013
Puerto Rico					0	1,512	0	1,512
Short-Term Instruments
Repurchase Agreements					0	533	0	533
					$0	$62,777	$0	$62,777
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$8,786	$0	$0	$8,786
Total Investments					$8,786	$62,777	$0	$71,563

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.9% ¤
MUNICIPAL BONDS & NOTES 86.0%
ALABAMA 0.8%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$1,250	$1,250
CALIFORNIA 79.4%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013 5.000% due 10/01/2021	2,000	2,097
Bay Area Toll Authority, California Revenue Bonds, Series 2001 1.380% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	981
Bay Area Toll Authority, California Revenue Bonds, Series 2008 1.230% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	200
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,226
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	718
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014 5.000% due 08/01/2020	475	477
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	326
5.000% due 06/01/2032	300	388
California Department of Water Resources Power Supply State Revenue Notes, Series 2015 5.000% due 05/01/2021	150	156
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	752
California Educational Facilities Authority Revenue Notes, Series 2019
5.000% due 10/01/2024	465	536
5.000% due 10/01/2025	455	537
California Health Facilities Financing Authority Revenue Bonds, Series 2009 5.000% due 07/01/2034	1,705	1,862
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	2,215	2,303
California Health Facilities Financing Authority Revenue Bonds, Series 2016
2.000% due 10/01/2036	270	281
4.000% due 10/01/2036	125	140
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/01/2032	1,500	1,652
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,750	2,097
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,185
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,708
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,500	1,514
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015 1.076% (0.7*US0001M + 0.950%) due 11/01/2045 ~	5,000	5,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017 0.776% (0.7*US0001M + 0.650%) due 12/01/2050 ~	2,500	2,495
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.509% (0.7*US0001M + 0.380%) due 08/01/2047 ~	2,250	2,235
California Municipal Finance Authority Revenue Bonds, Series 2009 1.300% due 02/01/2039	650	654
California Municipal Finance Authority Revenue Bonds, Series 2010 3.000% due 09/01/2021	2,000	2,000
California Municipal Finance Authority Revenue Notes, Series 2016 4.000% due 11/01/2021	310	312
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,119
California Public Finance Authority Revenue Bonds, Series 2017 0.090% due 08/01/2052	2,500	2,500
California State Department of Water Resources Revenue Bonds, Series 2014 0.500% (MUNIPSA + 0.370%) due 12/01/2035 ~	3,000	3,008
California State General Obligation Bonds, Series 2004 0.050% due 05/01/2034	1,145	1,145
California State General Obligation Bonds, Series 2013 0.510% (MUNIPSA + 0.380%) due 12/01/2027 ~	1,450	1,438
California State General Obligation Bonds, Series 2016 4.000% due 12/01/2030	3,000	3,094
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	235	257

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2015 5.000% due 08/15/2022	160	175
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2018 3.000% due 07/01/2025	1,500	1,510
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	375
5.000% due 05/15/2024	1,100	1,205
California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2020	300	300
5.000% due 07/01/2022	300	320
5.000% due 07/01/2024	300	341
5.000% due 08/01/2024	150	173
5.000% due 03/01/2025	410	482
5.000% due 08/01/2025	415	493
California Statewide Communities Development Authority Revenue Notes, Series 2019 1.250% due 12/01/2021	750	753
Contra Costa Transportation Authority, California Revenue Bonds, Series 2018 0.371% (0.7*US0001M + 0.250%) due 03/01/2034 ~	3,000	2,984
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2014 5.000% due 06/01/2022	390	426
Eastern Municipal Water District, California Revenue Bonds, Series 2018 0.380% (MUNIPSA + 0.250%) due 07/01/2046 ~	2,000	1,991
Eastern Municipal Water District, California Revenue Notes, Series 2016 5.000% due 07/01/2022	1,000	1,096
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014 5.000% due 08/01/2020	1,830	1,837
Golden Empire Schools Financing Authority, California Revenue Notes, Series 2018 5.000% due 05/01/2021	1,000	1,037
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2021	3,500	3,639
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017 5.000% due 05/01/2022	350	378
Irvine Unified School District, California Special Tax Notes, Series 2017 5.000% due 09/01/2022	1,625	1,762
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014 5.000% due 09/01/2020	810	816
Livermore, California Certificates of Participation Notes, Series 2020 4.000% due 10/01/2030	250	318
Long Beach Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2007 0.000% due 05/01/2023 (b)	100	98
Long Beach, California Harbor Revenue Notes, Series 2018 5.000% due 12/15/2020	2,000	2,043
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,552
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	335	367
Los Angeles Department of Airports, California Revenue Notes, Series 2015 5.000% due 05/15/2021	860	895
Los Angeles Department of Water & Power, California Revenue Notes, Series 2018
5.000% due 07/01/2023	1,250	1,431
5.000% due 07/01/2024	1,665	1,983
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.090% due 07/01/2035	3,000	3,000
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.380% (MUNIPSA + 0.250%) due 07/01/2037 ~	1,000	1,000
Mount San Antonio Community College District, California General Obligation Notes, Series 2017 0.000% due 04/01/2022 (b)	1,900	1,886
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2046 (b)	1,000	166
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	4,000	4,427
Northern California Power Agency Revenue Notes, Series 2019
5.000% due 08/01/2021	2,270	2,366
5.000% due 08/01/2022	275	298
Oakland Alameda County, California Coliseum Authority Revenue Bonds, Series 2012 5.000% due 02/01/2024	1,660	1,763
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2022	1,000	1,098
5.000% due 11/01/2023	1,000	1,136
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2020	540	542
5.000% due 08/15/2022	640	690
5.000% due 08/15/2023	930	1,034
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	416
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	1,150	1,204
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2021	1,035	1,091
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007 5.000% due 02/15/2021	175	179
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	575
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2021	2,000	2,092

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Sacramento County, California Water Financing Authority Revenue Notes, Series 2019
5.000% due 06/01/2021	380	397
5.000% due 06/01/2023	170	193
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,362
San Diego Association of Governments South Bay Expressway, California Revenue Notes, Series 2017 5.000% due 07/01/2022	420	453
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	1,500	1,500
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	344
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	2,500	2,585
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	294
Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	592
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,349
South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2030	550	759
5.000% due 11/01/2032	350	494
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	339
Southern California Public Power Authority Revenue Bonds, Series 2018
0.380% (MUNIPSA + 0.250%) due 07/01/2040 ~	2,500	2,482
2.250% due 07/01/2040	470	472
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,140
Southern California Public Power Authority Revenue Notes, Series 2018 5.000% due 07/01/2022	340	372
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	701
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,300
5.000% due 06/01/2026	1,000	1,209
University of California Revenue Notes, Series 2015 5.000% due 05/15/2022	1,250	1,361
University of California Revenue Notes, Series 2018 4.000% due 05/15/2024	1,000	1,137
Ventura County, California Revenue Notes, Series 2019 5.000% due 07/01/2020	2,500	2,500
		128,471
GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,089
ILLINOIS 1.6%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	106
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2020	370	373
5.000% due 11/01/2022	2,000	2,093
		2,572
NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,365	1,447
NORTH CAROLINA 1.7%
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	2,350	2,750
OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027 (a)	300	364
TENNESSEE 0.7%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,157

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $137,135)		139,100
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (c) 0.5%		864
MUNICIPAL BONDS & NOTES 3.4%
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	$3,000	3,106
Suffolk County, New York General Obligation Notes, Series 2019 2.500% due 07/23/2020	1,500	1,501
Transbay Joint Powers Authority, California Tax Allocation Notes, Series 2020 5.000% due 10/01/2020	880	888
Total Municipal Bonds & Notes (Cost $5,489)		5,495
Total Short-Term Instruments (Cost $6,353)		6,359
Total Investments in Securities (Cost $143,488)		145,459
	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio III	1,642,732	16,196
Total Short-Term Instruments (Cost $16,160)		16,196
Total Investments in Affiliates (Cost $16,160)		16,196
Total Investments 99.9% (Cost $159,648)		$161,655
Other Assets and Liabilities, net 0.1%		176
Net Assets 100.0%		$161,831

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$864	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(881)	$864	$864
Total Repurchase Agreements							$(881)	$864	$864
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$1,250	$0	$1,250
	California				0	128,471	0	128,471
	Guam				0	1,089	0	1,089
	Illinois				0	2,572	0	2,572
	New York				0	1,447	0	1,447
	North Carolina				0	2,750	0	2,750
	Oregon				0	364	0	364
	Tennessee				0	1,157	0	1,157
Short-Term Instruments
	Repurchase Agreements				0	864	0	864
	Municipal Bonds & Notes				0	5,495	0	5,495
					$0	$145,459	$0	$145,459
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$16,196	$0	$0	$16,196
Total Investments					$16,196	$145,459	$0	$161,655

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
CORPORATE BONDS & NOTES 81.3%
BANKING & FINANCE 36.8%
Assicurazioni Generali SpA 4.125% due 05/04/2026	EUR	100	$123
Banco Bilbao Vizcaya Argentaria S.A. 1.375% due 05/14/2025		100	114
Barclays PLC 0.625% due 11/14/2023 •		100	112
Chubb INA Holdings, Inc. 0.875% due 06/15/2027		100	113
Citigroup, Inc. 1.678% due 05/15/2024 •		$50	51
Community Preservation Corp. 2.867% due 02/01/2030		75	72
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	107
Digital Euro Finco LLC 2.500% due 01/16/2026		100	122
European Bank for Reconstruction & Development 1.500% due 02/13/2025		$20	21
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	58
Grainger PLC 3.375% due 04/24/2028	GBP	100	131
HSBC Holdings PLC 3.033% due 11/22/2023 •		$200	209
ING Groep NV 4.625% due 01/06/2026		200	235
LeasePlan Corp. NV 1.375% due 03/07/2024	EUR	100	113
Prologis International Funding S.A. 1.750% due 03/15/2028		125	152
Prudential Financial, Inc. 1.500% due 03/10/2026		$100	102
Radian Group, Inc. 6.625% due 03/15/2025		30	31
Stockland Trust 1.500% due 11/03/2021	EUR	100	113
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024		130	149
			2,128
INDUSTRIALS 27.6%
Celgene Corp. 3.550% due 08/15/2022		$50	52
Central Japan Railway Co.
2.200% due 10/02/2024		200	209
3.400% due 09/06/2023		200	215
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		20	24
Danone S.A. 2.947% due 11/02/2026		200	220
Dell International LLC 4.900% due 10/01/2026		80	88
Marks & Spencer PLC 3.250% due 07/10/2027	GBP	100	122
Pfizer, Inc. 2.625% due 04/01/2030		$50	55
ProGroup AG 3.000% due 03/31/2026	EUR	100	109
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	194
Stora Enso Oyj 2.500% due 03/21/2028	EUR	100	116
Tesco PLC 5.000% due 03/24/2023	GBP	50	68

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Travis Perkins PLC 4.375% due 09/15/2021		100	122
			1,594
UTILITIES 16.9%
Avangrid, Inc. 3.200% due 04/15/2025		$50	55
British Telecommunications PLC 3.250% due 11/08/2029		200	219
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		100	114
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		200	198
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		200	205
NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	50	34
4.800% due 12/01/2077 •		$51	53
Solar Star Funding LLC 5.375% due 06/30/2035		89	102
			980
Total Corporate Bonds & Notes (Cost $4,657)			4,702
MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 3.7%
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 2.803% due 11/01/2031		200	214
NEW YORK 0.7%
New York City Water & Sewer System Revenue Bonds, (BABs), Series 2010 6.282% due 06/15/2042		40	41
Total Municipal Bonds & Notes (Cost $241)			255
U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
2.375% due 11/15/2049		60	74
U.S. Treasury Notes
1.500% due 02/15/2030		9	10
Total U.S. Treasury Obligations (Cost $80)			84
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	107
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	110
One Bryant Park Trust 2.516% due 09/15/2054		100	106
Total Non-Agency Mortgage-Backed Securities (Cost $309)			323
SOVEREIGN ISSUES 0.7%
Province of Quebec 1.850% due 02/13/2027	CAD	50	39
Total Sovereign Issues (Cost $38)			39
SHORT-TERM INSTRUMENTS 3.4%
U.S. TREASURY BILLS 3.4%
0.126% due 07/14/2020 - 08/27/2020 (a)(b)		$200	200
Total Short-Term Instruments (Cost $200)			200
Total Investments in Securities (Cost $5,525)			5,603
Total Investments 96.8% (Cost $5,525)			$5,603
Financial Derivative Instruments (c)(d) (0.9)%(Cost or Premiums, net $0)			(55)
Other Assets and Liabilities, net 4.1%			239
Net Assets 100.0%			$5,787

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond September Futures	09/2020	1	$188	$2	$0	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	1	$(139)	$0	$0	$0
Total Futures Contracts	$2	$0	$0
Cash of $7 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	08/2020	CAD	50	$35	$0	$(1)
08/2020	GBP	12	15	0	0
BRC	08/2020	EUR	41	46	0	0
CBK	08/2020	AUD	52	33	0	(3)
08/2020	JPY	3,100	29	0	0
08/2020	$85	JPY	9,100	0	(1)
GLM	08/2020	GBP	344	$423	0	(4)
MYI	08/2020	$4	EUR	3	0	0
UAG	08/2020	EUR	1,210	$1,314	0	(46)
Total Forward Foreign Currency Contracts	$0	$(55)
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,128	$0	$2,128
Industrials	0	1,594	0	1,594
Utilities	0	980	0	980
Municipal Bonds & Notes
California	0	214	0	214
New York	0	41	0	41
U.S. Treasury Obligations	0	84	0	84
Non-Agency Mortgage-Backed Securities	0	323	0	323
Sovereign Issues	0	39	0	39
Short-Term Instruments
U.S. Treasury Bills	0	200	0	200
Total Investments	$0	$5,603	$0	$5,603
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(55)	$0	$(55)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Financial Derivative Instruments	$0	$(55)	$0	$(55)
Totals	$0	$5,548	$0	$5,548

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.9% ¤
CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 2.9%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,800	$1,808
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	113
Ally Financial, Inc.
4.250% due 04/15/2021		$2,300	2,342
7.500% due 09/15/2020		100	101
8.000% due 11/01/2031		1,600	2,068
American Tower Corp. 3.450% due 09/15/2021		1,500	1,552
Aviation Capital Group LLC 7.125% due 10/15/2020		600	603
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		100	94
Barclays Bank PLC 7.625% due 11/21/2022 (f)		400	436
British Transco International Finance BV 0.000% due 11/04/2021 (c)		600	593
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	807
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)	EUR	200	232
Crown Castle International Corp. 3.400% due 02/15/2021		$1,500	1,524
Deutsche Bank AG 4.250% due 10/14/2021		5,400	5,544
Equinix, Inc. 2.875% due 02/01/2026	EUR	300	343
Ford Motor Credit Co. LLC
2.191% (US0003M + 0.880%) due 10/12/2021 ~		$5,500	5,220
2.343% due 11/02/2020		3,200	3,186
3.157% due 08/04/2020		3,700	3,689
General Motors Financial Co., Inc.
2.170% (US0003M + 0.850%) due 04/09/2021 ~		6,400	6,362
3.200% due 07/13/2020		2,800	2,801
International Lease Finance Corp. 8.250% due 12/15/2020		2,900	2,969
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~		5,100	5,122
Navient Corp.
5.000% due 10/26/2020		300	299
5.875% due 03/25/2021		200	197
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		200	188
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		3,600	3,603
4.519% due 06/25/2024 •		2,300	2,501
7.500% due 08/10/2020 •(e)(f)		2,785	2,796
8.625% due 08/15/2021 •(e)(f)		730	761
Springleaf Finance Corp. 8.250% due 12/15/2020		500	517
UBS Group AG 3.091% due 04/14/2021 •		18,300	18,547
Waha Aerospace BV 3.925% due 07/28/2020		100	100
			77,018
INDUSTRIALS 4.1%
AbbVie, Inc.
3.375% due 09/15/2020		900	906
5.000% due 12/15/2021		3,600	3,780
Anthem, Inc. 2.500% due 11/21/2020		500	504
AutoNation, Inc. 3.350% due 01/15/2021		800	803
BAT Capital Corp. 1.014% due 08/14/2020 •		10,100	10,101
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,300	1,335

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Bristol-Myers Squibb Co. 3.250% due 08/15/2022	200	211
Charter Communications Operating LLC 4.464% due 07/23/2022	2,990	3,189
CVS Health Corp. 1.033% (US0003M + 0.720%) due 03/09/2021 ~	3,000	3,012
Danone S.A. 2.077% due 11/02/2021	5,000	5,090
Dell International LLC 4.420% due 06/15/2021	13,800	14,186
Delta Air Lines, Inc.
2.600% due 12/04/2020	2,200	2,176
3.625% due 03/15/2022	5,500	5,212
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020	1,700	1,712
EQT Corp. 4.875% due 11/15/2021	689	677
ERAC USA Finance LLC
2.600% due 12/01/2021	800	811
5.250% due 10/01/2020	400	403
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	7,200	7,103
Heathrow Funding Ltd. 4.875% due 07/15/2023	150	154
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~	12,300	12,279
Imperial Brands Finance PLC
2.950% due 07/21/2020	5,000	5,005
3.750% due 07/21/2022	200	209
JT International Financial Services BV 3.500% due 09/28/2023	200	215
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,000	2,051
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~	9,100	9,122
Microchip Technology, Inc. 3.922% due 06/01/2021	100	102
Mylan NV
3.150% due 06/15/2021	6,700	6,841
3.750% due 12/15/2020	170	172
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024	100	113
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,406	1,426
Syngenta Finance NV 3.933% due 04/23/2021	300	303
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	5,410	5,394
Time Warner Cable LLC
4.000% due 09/01/2021	1,700	1,746
4.125% due 02/15/2021	500	506
Toyota Industries Corp. 3.110% due 03/12/2022	200	206
TransCanada PipeLines Ltd. 3.750% due 10/16/2023	100	108
		107,163
SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (g)	1,726	1,732
3.870% due 09/02/2021 (g)	1,726	1,764
		3,496
UTILITIES 1.1%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	5,000	5,026
2.169% (US0003M + 0.950%) due 07/15/2021 ~	2,900	2,924
4.100% due 02/15/2028	322	369
Duke Energy Corp. 0.924% (US0003M + 0.500%) due 05/14/2021 ~	8,300	8,318
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	1,100	1,102
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	3,700	3,700
Sprint Communications, Inc. 7.000% due 08/15/2020	3,900	3,922
Sprint Corp. 7.250% due 09/15/2021	900	945
Verizon Communications, Inc.
3.376% due 02/15/2025	392	435

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

4.016% due 12/03/2029	2,587	3,099
		29,840
Total Corporate Bonds & Notes (Cost $215,743)		217,518
U.S. GOVERNMENT AGENCIES 22.8%
Fannie Mae
0.585% due 03/25/2049 •	12,562	12,556
0.615% due 10/25/2036 •	23	23
0.635% due 08/25/2037 •	832	834
2.125% due 04/24/2026	6,400	6,978
3.809% due 05/01/2038 •	4,504	4,765
Freddie Mac
0.565% due 07/15/2036 •	336	336
0.635% due 05/15/2032 - 09/15/2042 •	2,263	2,271
0.785% due 12/15/2037 •	276	279
0.805% due 10/15/2037 •	535	539
Ginnie Mae
0.473% due 10/20/2043 •	5,691	5,682
0.483% due 10/16/2053 ~(a)	3,119	59
0.590% due 02/20/2049 •	11,804	11,790
2.266% due 08/20/2068 •	5,456	5,406
NCUA Guaranteed Notes 0.734% due 12/08/2020 •	658	658
Small Business Administration
4.840% due 05/01/2025	58	62
4.990% due 09/01/2024	65	69
5.160% due 02/01/2028	47	51
5.310% due 05/01/2027	88	96
5.510% due 11/01/2027	35	39
5.820% due 06/01/2026	57	62
5.870% due 07/01/2028	34	37
6.020% due 08/01/2028	18	19
6.770% due 11/01/2028	75	85
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048	13,082	13,811
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	22,900	23,320
2.500% due 08/01/2050 - 09/01/2050	96,700	100,466
3.500% due 08/01/2050	78,300	82,357
4.000% due 07/01/2050 - 08/01/2050	311,700	330,441
Total U.S. Government Agencies (Cost $601,655)		603,091
U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 (i)	2,010	2,699
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022	105	107
0.125% due 07/15/2026	12,410	13,197
0.250% due 07/15/2029	1,002	1,097
0.375% due 07/15/2023	298	310
0.375% due 07/15/2025 (k)	22,493	24,056
0.375% due 01/15/2027	159	172
0.375% due 07/15/2027	11,595	12,620
0.500% due 01/15/2028	7,122	7,807
0.625% due 07/15/2021 (k)	1,365	1,390
0.625% due 01/15/2026	6,799	7,372
0.750% due 02/15/2042	6,912	8,289
0.875% due 02/15/2047	1,987	2,538
1.000% due 02/15/2049	4,280	5,724
1.375% due 02/15/2044 (k)	3,367	4,602
1.375% due 02/15/2044	9,320	12,738
1.750% due 01/15/2028	110	132
2.125% due 02/15/2040	1,388	2,049
2.125% due 02/15/2041	117	175
2.500% due 01/15/2029 (k)	31,473	40,383
3.375% due 04/15/2032	1,156	1,722
3.875% due 04/15/2029	2,469	3,493
U.S. Treasury Notes
1.625% due 05/15/2026 (m)	28,700	30,765
2.000% due 02/15/2025 (k)	36,800	39,742
2.750% due 02/15/2024 (k)	46,900	51,219
Total U.S. Treasury Obligations (Cost $247,039)		274,398
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Adjustable Rate Mortgage Trust 4.308% due 07/25/2035 ~	173	169
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •	1	1
Banc of America Funding Trust 4.058% due 05/20/2036 ^~	451	434
Bear Stearns Adjustable Rate Mortgage Trust 4.220% due 01/25/2035 ~	259	246

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns ALT-A Trust 4.454% due 07/25/2035 ^~		809	598
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~		81	67
Chase Mortgage Finance Trust
3.925% due 02/25/2037 ~		121	119
3.988% due 02/25/2037 ~		193	190
5.500% due 12/25/2022 ^		453	290
ChaseFlex Trust 6.300% due 06/25/2036 ^~		69	61
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.465% due 01/25/2035 •		5	5
Citigroup Mortgage Loan Trust 4.190% due 11/25/2035 •		99	95
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		8,095	5,101
6.500% due 09/25/2037 ^		1,785	1,081
Countrywide Home Loan Mortgage Pass-Through Trust
3.509% due 08/20/2035 ^~		1,976	1,838
3.538% due 11/20/2034 ~		470	457
Credit Suisse Mortgage Capital Certificates 6.000% due 05/27/2037		3	3
Eurosail PLC 1.143% due 06/13/2045 •	GBP	1,972	2,420
First Horizon Alternative Mortgage Securities Trust 3.539% due 04/25/2035 ~		$327	323
GS Mortgage Securities Trust 3.849% due 12/10/2043		61	61
GSR Mortgage Loan Trust
3.842% due 11/25/2035 ~		164	161
4.065% due 09/25/2035 ~		11	11
HarborView Mortgage Loan Trust
0.324% due 03/19/2037 •		964	884
0.399% due 12/19/2036 •		9,997	8,056
0.504% due 11/19/2035 •		809	728
0.530% due 06/20/2035 •		519	519
HomeBanc Mortgage Trust 0.515% due 10/25/2035 •		174	175
IndyMac Mortgage Loan Trust
0.395% due 07/25/2036 •		1,267	1,116
3.707% due 11/25/2035 ^~		261	234
JPMorgan Alternative Loan Trust 6.310% due 08/25/2036 ^þ		3,097	2,898
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		83	84
3.870% due 04/25/2035 ~		36	36
MASTR Adjustable Rate Mortgages Trust 4.088% due 11/21/2034 ~		175	175
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.925% due 09/15/2030 •		117	114
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.665% due 06/15/2030 •		10	10
Merrill Lynch Mortgage Investors Trust
3.413% due 12/25/2034 ~		87	86
3.510% due 06/25/2035 ~		267	261
3.609% due 05/25/2036 ~		3	3
Natixis Commercial Mortgage Securities Trust 0.935% due 02/15/2033 •		4,750	4,459
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.565% due 12/25/2035 •		7,083	6,866
Residential Accredit Loans, Inc. Trust
0.365% due 06/25/2046 •		115	40
6.000% due 09/25/2036		285	262
6.000% due 09/25/2036 ^		745	684
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		9,484	5,815
Structured Adjustable Rate Mortgage Loan Trust 1.123% due 11/25/2034 •		734	675
Structured Asset Mortgage Investments Trust
0.395% due 05/25/2036 •		113	101
0.874% due 05/19/2035 •		60	58
Thornburg Mortgage Securities Trust 1.865% due 03/25/2037 ^•		3,275	2,890
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	8,808	10,916
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 01/25/2045 •		$546	520
0.925% due 11/25/2034 •		271	262
0.985% due 01/25/2045 •		368	364
3.665% due 06/25/2034 ~		53	52
3.820% due 01/25/2035 ~		55	54
4.088% due 10/25/2034 ~		52	51

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/2036 ~		360	343
Total Non-Agency Mortgage-Backed Securities (Cost $67,631)			63,522
ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp. Home Equity Loan Trust
0.860% due 05/25/2035 •		26	26
1.055% due 05/25/2035 •		837	815
1.085% due 12/25/2034 •		570	540
Asset-Backed Securities Corp. Home Equity Loan Trust 0.415% due 11/25/2036 •		6,600	5,956
Atrium Corp. 1.928% due 04/22/2027 •		3,174	3,123
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	767	853
Bear Stearns Asset-Backed Securities Trust
0.685% due 09/25/2046 •		$464	387
0.845% due 02/25/2036 •		8,587	7,019
Benefit Street Partners CLO Ltd. 1.915% due 07/18/2027 •		1,147	1,137
California Street CLO Ltd. 2.249% due 10/15/2025 •		6,245	6,200
Carlyle Global Market Strategies Euro CLO DAC 1.200% due 09/21/2029	EUR	371	415
Catamaran CLO Ltd. 1.841% due 01/27/2028 •		$3,885	3,824
CoreVest American Finance Trust 2.968% due 10/15/2049		797	811
Countrywide Asset-Backed Certificates 1.220% due 12/25/2035 •		2,600	2,446
Countrywide Asset-Backed Certificates Trust 1.910% due 11/25/2034 •		2,831	2,698
Countrywide Asset-Backed Certificates Trust, Inc.
0.965% due 11/25/2034 •		352	330
1.040% due 08/25/2034 •		78	77
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		5,063	5,020
Fremont Home Loan Trust
0.325% due 01/25/2037 •		2,199	1,388
0.425% due 10/25/2036 •		7,299	3,830
GSAMP Trust 0.385% due 11/25/2036 •		1,020	597
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		1,231	1,219
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.235% due 11/25/2034 •		197	190
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		913	911
Jubilee CLO BV 0.442% due 12/15/2029 •	EUR	1,940	2,168
KVK CLO Ltd. 2.211% due 01/14/2028 •		$452	444
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		745	727
Morgan Stanley ABS Capital, Inc. Trust
1.115% due 03/25/2035 •		137	140
1.220% due 07/25/2035 •		7,435	7,187
North Carolina State Education Assistance Authority 0.985% due 07/25/2039 •		4,284	4,086
OCP CLO Ltd.
1.811% due 10/26/2027 •		3,963	3,924
1.985% due 04/17/2027 •		653	648
2.019% due 07/15/2027 •		1,747	1,736
Option One Mortgage Loan Trust
0.325% due 01/25/2037 •		2,536	1,816
0.325% due 03/25/2037 •		2,094	1,600
Palmer Square Loan Funding Ltd. 1.869% due 07/15/2026 •		7,574	7,517
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.160% due 10/25/2034 •		39	39
Residential Asset Mortgage Products Trust 0.980% due 06/25/2035 •		103	104
Residential Asset Securities Corp. Trust 0.565% due 02/25/2036 •		105	105
Saxon Asset Securities Trust 0.495% due 09/25/2037 •		1,134	1,068
SLM Private Education Loan Trust 2.435% due 06/16/2042 •		497	499
SLM Student Loan Trust 2.491% due 04/25/2023 •		2,292	2,244
Sound Point CLO Ltd. 2.025% due 01/20/2028 •		4,110	4,073
Soundview Home Loan Trust 1.135% due 10/25/2037 •		1,267	1,070

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 1.673% due 04/25/2035 •		107	104
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		5,320	5,295
THL Credit Wind River CLO Ltd.
2.089% due 10/15/2027 •		193	191
2.099% due 01/15/2026 •		642	640
TICP CLO Ltd. 1.975% due 04/20/2028 •		20,423	19,913
Tralee CLO Ltd. 2.165% due 10/20/2027 •		2,630	2,596
Venture CLO Ltd. 2.099% due 07/15/2027 •		2,536	2,503
Total Asset-Backed Securities (Cost $124,239)			122,249
SOVEREIGN ISSUES 2.3%
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	3,429	2,428
United Kingdom Gilt 1.250% due 11/22/2027 (d)	GBP	35,582	59,101
Total Sovereign Issues (Cost $62,393)			61,529
		OUNCES
COMMODITIES 14.9%
Gold Warehouse Receipts		175,427	312,273
Platinum Warehouse Receipts		4,461	3,645
Silver Warehouse Receipts		4,323,851	78,521
Total Commodities (Cost $366,195)			394,439
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 24.3%
REPURCHASE AGREEMENTS (h) 14.2%			374,982
U.S. TREASURY BILLS 2.6%
0.122% due 07/23/2020 - 10/29/2020 (b)(c)(k)(m)		$68,435	68,415
U.S. TREASURY CASH MANAGEMENT BILLS 7.5%
0.133% due 09/08/2020 - 09/22/2020 (b)(c)(k)(m)		198,268	198,212
Total Short-Term Instruments (Cost $641,608)			641,609
Total Investments in Securities (Cost $2,326,503)			2,378,354
		SHARES
INVESTMENTS IN AFFILIATES 35.5%
SHORT-TERM INSTRUMENTS 35.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.5%
PIMCO Short Asset Portfolio		37,913,024	378,182
PIMCO Short-Term Floating NAV Portfolio III		56,939,127	561,363
Total Short-Term Instruments (Cost $939,041)			939,545
Total Investments in Affiliates (Cost $939,041)			939,545
Total Investments 125.4% (Cost $3,265,544)			$3,317,899
Financial Derivative Instruments (j)(l) 1.6%(Cost or Premiums, net $(1,258))			43,573
Other Assets and Liabilities, net (27.0)%			(716,558)
Net Assets 100.0%			$2,644,914

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$1,726	$1,765	0.07%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	1,726	1,732	0.07
$3,452	$3,497	0.14%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/24/2020	07/01/2020	$10,268	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	$(10,293)	$10,268	$10,268
0.080	06/29/2020	07/06/2020	17,260	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(17,246)	17,260	17,260
0.120	06/30/2020	07/01/2020	100,000	U.S. Treasury Notes 0.250% due 06/15/2023	(101,980)	100,000	100,001
0.120	07/01/2020	07/02/2020	36,800	U.S. Treasury Notes 1.250% due 08/31/2024	(37,539)	36,800	36,800
0.130	06/25/2020	07/02/2020	150,000	U.S. Treasury Bonds 2.750% - 3.125% due 08/15/2047 - 05/15/2048	(153,897)	150,000	150,003
DEU	0.120	07/01/2020	07/02/2020	13,200	U.S. Treasury Bonds 3.000% due 08/15/2048	(13,471)	13,200	13,200
FICC	0.000	06/30/2020	07/01/2020	47,454	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(48,403)	47,454	47,454
Total Repurchase Agreements	$(382,829)	$374,982	$374,986
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2050	$8,029	$(8,465)	$(8,444)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2050	10,971	(11,529)	(11,540)
Total U.S. Government Agencies	(19,994)	(19,984)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Inflation Protected Securities	0.125	01/15/2030	24,717	(26,751)	(26,737)
U.S. Treasury Inflation Protected Securities	0.750	07/15/2028	9,093	(10,224)	(10,293)
Total U.S. Treasury Obligations	(36,975)	(37,030)
Total Short Sales (2.2)%	$(56,969)	$(57,014)
(i)	Securities with an aggregate market value of $1,532 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

(2)	Payable for short sales includes $31 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(354) at a weighted average interest rate of 0.100%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
	Call - NYMEX Corn December 2020 Futures	$380.000	11/20/2020	119	595	$45	$61
	Put - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	9	9	1	3
	Put - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	1	3
	Put - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread January Futures	0.300	12/18/2020	9	9	1	2
	Put - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	9	9	1	2
	Put - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	1	3
	Put - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	1	3
	Put - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	1	3
Total Purchased Options						$57	$90
WRITTEN OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
	Call - CMX Gold December 2021 Futures	$2,500.000	11/23/2021	196	20	$(1,104)	$(1,156)
	Call - CMX Gold December 2021 Futures	4,000.000	11/23/2021	96	10	(93)	(156)
	Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	84	8	(79)	(71)
	Put - NYMEX Corn December 2020 Futures	300.000	11/20/2020	119	595	(53)	(21)
	Call - NYMEX Crude August 2020 Futures	35.000	07/16/2020	348	348	(358)	(1,709)
	Call - NYMEX Crude August 2020 Futures	36.000	07/16/2020	84	84	(94)	(343)
	Call - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	9	9	(1)	(1)
	Call - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	9	9	(1)	(1)
	Call - NYMEX Crude Calendar Spread January Futures	0.300	12/18/2020	9	9	(1)	(1)
	Call - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	9	9	(1)	(1)
	Call - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	9	9	(1)	(1)
	Call - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	9	9	(1)	(2)
	Call - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	9	9	(1)	(2)
	Call - NYMEX Crude December 2020 Futures	42.000	11/17/2020	114	114	(295)	(404)
	Call - NYMEX Crude December 2021 Futures	40.000	11/16/2021	99	99	(596)	(750)
	Call - NYMEX Crude September 2020 Futures	42.000	08/17/2020	228	228	(238)	(383)
	Call - NYMEX Crude September 2020 Futures	43.000	08/17/2020	168	168	(162)	(223)
	Call - NYMEX Crude September 2020 Futures	44.000	08/17/2020	334	334	(346)	(351)
	Put - NYMEX Natural Gas August 2020 Futures	4.250	07/27/2020	45	33	(20)	(6)
	Call - NYMEX Natural Gas August 2020 Futures	2.300	07/28/2020	86	860	(112)	(9)
	Call - NYMEX Natural Gas Calendar Spread October Futures	0.300	09/25/2020	93	930	(27)	(10)
	Put - NYMEX Natural Gas Calendar Spread October Futures	0.600	09/25/2020	93	930	(37)	(418)
	Call - NYMEX WTI-Brent Crude Spread December 2020 Futures	3.000	10/29/2020	24	24	(14)	0
Total Written Options						$(3,640)	$(6,029)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Arabica Coffee September Futures	09/2020	10	$379	$(4)		$0	$(5)
Brent (ICE) Dubai August Futures	08/2020	6	6	(9)		0	(1)
Brent (ICE) Dubai December Futures	12/2020	6	10	(5)		0	0
Brent (ICE) Dubai July Futures	07/2020	6	2	(13)		0	(1)
Brent (ICE) Dubai November Futures	11/2020	6	9	(5)		0	0
Brent (ICE) Dubai October Futures	10/2020	6	9	(6)		0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Brent (ICE) Dubai September Futures	09/2020	6	7	(7)	0	0
Brent 1st Line August Futures	08/2020	22	(20)	(8)	0	(1)
Brent 1st Line December Futures	12/2020	22	(22)	(9)	0	0
Brent 1st Line July Futures	07/2020	22	(11)	1	2	0
Brent 1st Line November Futures	11/2020	22	(22)	(9)	0	0
Brent 1st Line October Futures	10/2020	22	(22)	(9)	0	0
Brent 1st Line September Futures	09/2020	22	(21)	(8)	1	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	9	9	(21)	0	(1)
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	9	15	(14)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	9	3	(27)	0	(1)
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	9	14	(15)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	9	13	(16)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	9	11	(18)	0	0
Brent Crude December Futures	10/2020	119	4,969	4	0	(70)
Brent Crude December Futures	10/2021	5,500	242,330	19,701	0	(3,277)
Brent Crude March Futures	01/2022	642	28,595	2,376	0	(385)
Brent Crude October Futures	08/2020	939	38,865	4,259	0	(526)
California Carbon Allowance Future Vintage December Futures	12/2020	122	2,052	269	1	0
California Carbon Allowance Future Vintage December Futures	12/2021	29	506	7	0	(1)
Chicago Ethanol (Platts) August Futures	08/2020	66	3,361	571	83	0
Chicago Ethanol (Platts) December Futures	12/2020	262	12,957	52	330	0
Chicago Ethanol (Platts) February Futures	02/2021	23	1,142	(154)	29	0
Chicago Ethanol (Platts) January Futures	01/2021	131	6,465	175	165	0
Chicago Ethanol (Platts) July Futures	07/2020	16	840	184	20	0
Chicago Ethanol (Platts) March Futures	03/2021	23	1,150	(147)	29	0
Chicago Ethanol (Platts) November Futures	11/2020	161	7,979	(339)	203	0
Chicago Ethanol (Platts) October Futures	10/2020	161	8,030	(289)	203	0
Chicago Ethanol (Platts) September Futures	09/2020	111	5,583	793	140	0
Cocoa September Futures	09/2020	71	1,552	(145)	0	(44)
Copper December Futures	12/2020	47	3,222	383	37	0
Copper September Futures	09/2020	34	2,319	46	19	0
Corn December Futures	12/2021	41	765	4	19	0
Cotton No. 2 December Futures	12/2020	4	122	3	3	0
Euro-BTP Italy Government Bond September Futures	09/2020	32	5,173	165	20	(4)
Gas Oil December Futures	12/2020	1,614	59,274	(412)	124	0
Gas Oil December Futures	12/2021	466	18,454	520	2	(11)
Gas Oil June Futures	06/2021	54	2,075	54	0	(4)
Gold 100 oz. December Futures	12/2021	43	7,891	582	88	0
Gold 100 oz. July Futures	07/2020	8	1,434	14	15	0
Gold 100 oz. June Futures	06/2021	3	550	91	6	0
Henry Hub Natural Gas April Futures	03/2021	22	136	(8)	0	0
Henry Hub Natural Gas April Futures	03/2022	73	413	(38)	0	0
Henry Hub Natural Gas August Futures	07/2021	22	140	(4)	0	0
Henry Hub Natural Gas August Futures	07/2022	73	421	(30)	0	0
Henry Hub Natural Gas December Futures	11/2021	22	150	6	1	0
Henry Hub Natural Gas December Futures	11/2022	73	465	14	1	0
Henry Hub Natural Gas February Futures	01/2021	22	157	13	1	0
Henry Hub Natural Gas February Futures	01/2022	73	508	57	2	0
Henry Hub Natural Gas January Futures	12/2020	22	159	15	1	0
Henry Hub Natural Gas January Futures	12/2021	73	516	65	2	0
Henry Hub Natural Gas July Futures	06/2021	22	139	(5)	0	0
Henry Hub Natural Gas July Futures	06/2022	73	420	(31)	0	0
Henry Hub Natural Gas June Futures	05/2021	22	137	(7)	0	0
Henry Hub Natural Gas June Futures	05/2022	73	412	(39)	0	0
Henry Hub Natural Gas March Futures	02/2021	22	151	7	1	0
Henry Hub Natural Gas March Futures	02/2022	73	482	31	2	0
Henry Hub Natural Gas May Futures	04/2021	22	134	(9)	0	0
Henry Hub Natural Gas May Futures	04/2022	73	406	(45)	0	0
Henry Hub Natural Gas November Futures	10/2021	22	143	(1)	1	0
Henry Hub Natural Gas November Futures	10/2022	73	434	(17)	0	0
Henry Hub Natural Gas October Futures	09/2021	22	140	(3)	0	0
Henry Hub Natural Gas October Futures	09/2022	73	422	(29)	0	0
Henry Hub Natural Gas September Futures	08/2021	22	139	(4)	0	0
Henry Hub Natural Gas September Futures	08/2022	73	418	(32)	0	0
Live Cattle August Futures	08/2020	152	5,854	(45)	0	(12)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	16	21	33	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	16	21	32	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	3	4	(8)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	16	22	33	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	7	132	24	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	7	132	24	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2020	32	668	160	13	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	7	139	31	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	7	150	42	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	7	150	42	3	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	7	131	23	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	7	130	22	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	7	140	32	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	7	130	22	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2020	32	663	155	13	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	7	137	29	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2020	32	657	149	12	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	7	136	28	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	7	134	26	2	0
Natural Gas August Futures	07/2020	3,527	61,758	227	1,539	0
Natural Gas August Futures	07/2020	61	380	36	96	0
Natural Gas February Futures	01/2021	459	13,068	(278)	112	0
Natural Gas March Futures	02/2021	354	9,696	(121)	60	0
New York Harbor ULSD December Futures	11/2020	51	2,683	237	0	(14)
New York Harbor ULSD June Futures	05/2021	50	2,719	365	0	(19)
Nickel November Futures	11/2020	33	2,541	114	116	(1)
Nickel September Futures	09/2020	7	538	0	1	0
Platinum July Futures	07/2020	94	3,951	160	112	0
RBOB Gasoline December Futures	11/2021	33	1,528	355	0	(14)
RBOB Gasoline June Futures	05/2021	88	4,678	792	0	(29)
RBOB Gasoline September Futures	08/2020	352	17,555	834	114	0
Silver August Futures	08/2020	87	8,088	309	248	0
Silver July Futures	07/2020	257	23,825	909	721	(1)
Sugar No. 11 March Futures	02/2021	130	1,829	(9)	17	0
U.S. Treasury 5-Year Note September Futures	09/2020	34	4,275	9	0	(1)
U.S. Treasury 30-Year Bond September Futures	09/2020	126	22,499	147	0	(59)
Wheat July Futures	07/2021	15	384	0	1	(1)
Wheat September Futures	09/2020	1,036	22,779	(1,379)	170	0
White Sugar October Futures	09/2020	524	9,301	699	100	0
WTI Brent Financial August Futures	08/2020	3	(6)	15	0	0
WTI Brent Financial December Futures	12/2020	3	(7)	14	0	0
WTI Brent Financial July Futures	07/2020	3	(6)	15	1	0
WTI Brent Financial November Futures	11/2020	3	(7)	14	0	0
WTI Brent Financial October Futures	10/2020	3	(6)	14	0	0
WTI Brent Financial September Futures	09/2020	3	(6)	15	0	0
WTI Crude April Futures	03/2021	312	12,505	32	0	(150)
WTI Crude August Futures	07/2020	356	13,980	421	0	(158)
WTI Crude December Futures	11/2021	236	9,636	592	0	(153)
WTI Crude December Futures	11/2022	389	16,319	410	0	(277)
WTI Crude July Futures	06/2021	66	2,664	(905)	0	(64)
WTI Crude June Futures	05/2021	1,003	40,411	(3,032)	0	(582)
WTI Crude June Futures	05/2022	615	25,418	1,918	0	(418)
WTI Crude June Futures	05/2023	10	425	(76)	0	(7)
WTI Crude March Futures	02/2021	1,447	57,837	5,141	0	(761)
WTI Crude May Futures	04/2021	285	11,451	(3,690)	0	(162)
WTI Crude October Futures	09/2020	406	16,029	3,777	0	(179)
WTI Crude September Futures	08/2020	177	6,963	691	0	(83)
WTI Crude September Futures	08/2021	1,566	63,486	1,428	0	(971)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	14	13	12	2	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	25	23	37	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	25	25	(37)	0	(3)
WTI Houston (Argus) vs. WTI Trade February Futures	01/2021	25	25	(37)	0	(1)
WTI Houston (Argus) vs. WTI Trade January Futures	12/2020	25	25	(38)	0	(1)
WTI Houston (Argus) vs. WTI Trade July Futures	06/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade June Futures	05/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade March Futures	02/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade May Futures	04/2021	25	25	(37)	0	(2)
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	25	25	(37)	0	(3)
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	25	25	(37)	0	(3)
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	14	13	12	3	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	25	23	37	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	25	25	(37)	0	(2)
WTI Midland vs WTI Trade August Futures	07/2020	17	0	12	0	0
WTI Midland vs WTI Trade December Futures	11/2020	17	2	13	0	(1)
WTI Midland vs WTI Trade November Futures	10/2020	17	1	13	0	0
WTI Midland vs WTI Trade October Futures	09/2020	17	1	13	0	(1)
WTI Midland vs WTI Trade September Futures	08/2020	17	1	12	0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Zinc November Futures	11/2020	25	1,283	48	81	0
				$39,249	$5,110	$(8,475)
SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures	11/2020	103	$(4,205)	$(246)	$0	$(246)
Aluminum September Futures	09/2020	1	(40)	0	2	0
Arabica Coffee December Futures	12/2020	55	(2,134)	(24)	1	(18)
Brent Crude December Futures	10/2022	673	(30,891)	9	458	0
Brent Crude December Futures	10/2023	1,084	(51,447)	(926)	856	0
Brent Crude June Futures	04/2021	2,299	(98,995)	(6,684)	1,326	0
Brent Crude June Futures	04/2022	2,149	(96,898)	(1,548)	1,374	0
Brent Crude June Futures	04/2023	462	(21,645)	(414)	342	0
Brent Crude March Futures	01/2021	25	(1,060)	(18)	14	0
Brent Crude November Futures	09/2020	385	(16,001)	(3,135)	216	0
Brent Crude September Futures	07/2020	113	(4,664)	11	60	0
Brent Crude September Futures	07/2021	636	(27,749)	(646)	369	0
Call Options Strike @ USD 42.000 on Brent Crude September 2020 Futures (2)	07/2020	168	(312)	(139)	76	0
Call Options Strike @ USD 43.000 on Brent Crude September 2020 Futures (2)	07/2020	313	(432)	(116)	119	0
Call Options Strike @ USD 44.000 on Brent Crude September 2020 Futures (2)	07/2020	233	(231)	(21)	75	0
Call Options Strike @ USD 45.000 on Brent Crude September 2020 Futures (2)	07/2020	240	(168)	97	60	0
Call Options Strike @ USD 46.000 on Brent Crude September 2020 Futures (2)	07/2020	168	(84)	89	30	0
Call Options Strike @ USD 47.000 on Brent Crude October 2020 Futures (2)	08/2020	128	(124)	19	28	0
Call Options Strike @ USD 48.000 on Brent Crude October 2020 Futures (2)	08/2020	156	(123)	53	28	0
Call Options Strike @ USD 49.000 on Brent Crude October 2020 Futures (2)	08/2020	324	(211)	188	45	0
Call Options Strike @ USD 50.000 on Brent Crude October 2020 Futures (2)	08/2020	156	(84)	98	17	0
Corn December Futures	12/2020	1,327	(23,256)	(1,150)	0	(1,042)
Corn March Futures	03/2021	393	(7,099)	(113)	0	(310)
Corn September Futures	09/2020	881	(15,043)	(558)	0	(556)
Euro-Bund 10-Year Bond September Futures	09/2020	60	(11,899)	(102)	12	0
Gas Oil June Futures	06/2022	163	(6,671)	(64)	4	0
Gas Oil March Futures	03/2021	535	(20,183)	2,727	0	(13)
Gas Oil September Futures	09/2020	677	(24,304)	(1,085)	0	(152)
Gold 100 oz. August Futures	08/2020	985	(177,349)	(5,319)	4	(1,901)
Gold 100 oz. October Futures	10/2020	738	(133,578)	(6,198)	0	(1,432)
Hard Red Winter Wheat July Futures	07/2021	6	(143)	8	0	(1)
Lead November Futures	11/2020	6	(267)	0	56	0
Lead September Futures	09/2020	7	(310)	(5)	0	(5)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	7	(126)	(22)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	7	(126)	(22)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2020	32	(649)	(125)	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	7	(133)	(28)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	7	(144)	(39)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	7	(144)	(39)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	7	(125)	(20)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	7	(123)	(19)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	7	(135)	(30)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	7	(124)	(19)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2020	32	(644)	(120)	0	(6)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	7	(131)	(27)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2020	32	(638)	(113)	0	(5)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	7	(130)	(25)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	7	(128)	(23)	0	0
Natural Gas April Futures	03/2021	22	(211)	10	10	0
Natural Gas April Futures	03/2022	78	(885)	23	0	(16)
Natural Gas August Futures	07/2021	22	(212)	16	17	(1)
Natural Gas August Futures	07/2022	78	(881)	57	0	(18)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Natural Gas December Futures	11/2020	346	(9,505)	(67)	0	(76)
Natural Gas December Futures	11/2021	22	(278)	(50)	0	(50)
Natural Gas December Futures	11/2022	78	(1,029)	(91)	0	(20)
Natural Gas February Futures	01/2021	22	(209)	(3)	1	(4)
Natural Gas February Futures	01/2022	78	(895)	(48)	1	(14)
Natural Gas January Futures	12/2020	1,626	(46,878)	994	0	(425)
Natural Gas January Futures	12/2020	22	(231)	(3)	0	(3)
Natural Gas January Futures	12/2021	78	(992)	(54)	0	(17)
Natural Gas July Futures	06/2021	22	(210)	18	19	(1)
Natural Gas July Futures	06/2022	78	(869)	69	0	(17)
Natural Gas June Futures	05/2021	22	(205)	15	16	(1)
Natural Gas June Futures	05/2022	78	(839)	69	0	(16)
Natural Gas March Futures	02/2021	22	(228)	0	0	0
Natural Gas March Futures	02/2022	78	(938)	0	0	(15)
Natural Gas May Futures	04/2021	22	(215)	13	15	(1)
Natural Gas May Futures	04/2022	78	(874)	64	0	(17)
Natural Gas November Futures	10/2021	22	(250)	(30)	0	(30)
Natural Gas November Futures	10/2022	78	(958)	(51)	0	(21)
Natural Gas October Futures	09/2020	1,344	(25,361)	2,965	0	(323)
Natural Gas October Futures	09/2021	22	(240)	(12)	0	(12)
Natural Gas October Futures	09/2022	78	(964)	(26)	0	(22)
Natural Gas September Futures	08/2020	1,022	(18,284)	48	13	(380)
Natural Gas September Futures	08/2021	22	(216)	5	6	(1)
Natural Gas September Futures	08/2022	78	(857)	50	0	(19)
Platinum October Futures	10/2020	242	(10,300)	(359)	0	(279)
Put Options Strike @ USD 29.000 on Brent Crude September 2020 Futures (2)	07/2020	49	(15)	51	0	0
Put Options Strike @ USD 30.000 on Brent Crude September 2020 Futures (2)	07/2020	53	(18)	60	1	0
RBOB Gasoline August Futures	07/2020	493	(24,878)	(418)	0	(284)
RBOB Gasoline December Futures	11/2020	353	(15,944)	244	78	(1)
RBOB Gasoline October Futures	09/2020	15	(696)	12	0	(2)
Silver December Futures	12/2020	545	(51,238)	(1,566)	0	(1,548)
Silver September Futures	09/2020	695	(64,764)	(2,102)	0	(1,998)
Soybean Meal December Futures	12/2020	4	(118)	(3)	0	(3)
Soybean November Futures	11/2020	4	(176)	(4)	2	(4)
Soybean November Futures	11/2021	23	(1,003)	10	0	(8)
Soybean Oil December Futures	12/2020	245	(4,235)	(25)	1	(51)
Sugar No. 11 October Futures	09/2020	358	(4,795)	(453)	0	(83)
U.S. Treasury 2-Year Note September Futures	09/2020	4	(883)	0	0	0
U.S. Treasury 10-Year Note September Futures	09/2020	650	(90,462)	(220)	102	0
United Kingdom Long Gilt September Futures	09/2020	338	(57,646)	44	67	(92)
Wheat December Futures	12/2020	119	(2,969)	27	0	(30)
Wheat September Futures	09/2020	674	(16,572)	726	0	(176)
WTI Crude August Futures	07/2021	156	(6,310)	(9)	79	0
WTI Crude December Futures	11/2020	1,734	(68,805)	(2,941)	850	0
WTI Crude December Futures	11/2021	2,378	(97,094)	(10,399)	1,556	0
WTI Crude November Futures	10/2020	422	(16,703)	(1,853)	182	0
WTI Crude September Futures	08/2020	695	(27,341)	(1,271)	327	(1)
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	6	(6)	19	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	6	(6)	19	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	6	(6)	19	0	0
WTI Midland vs WTI Trade April Futures	03/2021	25	(4)	29	2	0
WTI Midland vs WTI Trade August Futures	07/2021	25	(5)	27	2	0
WTI Midland vs WTI Trade December Futures	11/2021	25	(5)	27	2	0
WTI Midland vs WTI Trade February Futures	01/2021	25	(4)	29	1	0
WTI Midland vs WTI Trade January Futures	12/2020	25	(4)	29	1	0
WTI Midland vs WTI Trade July Futures	06/2021	25	(5)	27	2	0
WTI Midland vs WTI Trade June Futures	05/2021	25	(4)	29	2	0
WTI Midland vs WTI Trade March Futures	02/2021	25	(4)	29	2	0
WTI Midland vs WTI Trade May Futures	04/2021	25	(4)	29	2	0
WTI Midland vs WTI Trade November Futures	10/2021	25	(5)	27	2	0
WTI Midland vs WTI Trade October Futures	09/2021	25	(5)	27	3	0
WTI Midland vs WTI Trade September Futures	08/2021	25	(5)	27	2	0
Zinc September Futures	09/2020	57	(2,916)	(37)	0	(49)
$(41,995)	$8,938	$(11,828)
Total Futures Contracts	$(2,746)	$14,048	$(20,303)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	1,530	$25	$(19)	$6	$0	$0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.655%	Semi-Annual	10/19/2023	$7,700	$0	$635	$635	$1	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	19,280	477	(1,493)	(1,016)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	3,400	(62)	(316)	(378)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	94,710	(937)	(7,155)	(8,092)	89	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	34,400	1,761	(6,468)	(4,707)	50	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	32,240	2,791	(13,327)	(10,536)	261	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	06/19/2048	11,000	1,100	(4,582)	(3,482)	97	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	5,600	(107)	(1,560)	(1,667)	54	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	990	(3)	0	(3)	0	0
Receive	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	(40)	(38)	0	(3)
Receive	CPURNSA	2.069	Maturity	07/15/2022	$3,500	0	(110)	(110)	1	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	0	3,152	3,152	0	(59)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	38,100	2,518	390	2,908	0	(50)
Pay	UKRPI	3.350	Maturity	05/15/2030	13,500	124	881	1,005	0	(98)
Pay	UKRPI	3.300	Maturity	12/15/2030	600	(29)	51	22	0	(5)
Pay	UKRPI	3.140	Maturity	04/15/2031	22,600	(2,375)	1,844	(531)	0	(205)
Pay	UKRPI	3.470	Maturity	09/15/2032	5,450	12	394	406	0	(51)
$5,272	$(27,704)	$(22,432)	$559	$(471)
Total Swap Agreements	$5,297	$(27,723)	$(22,426)	$559	$(471)
(k)	Securities with an aggregate market value of $85,551 and cash of $3,473 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Unsettled variation margin asset of $42 and liability of $(5) for closed futures
(2)	Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2021	EUR	266	$301	$0	$0
07/2021	$2,027	EUR	1,850	69	0
07/2022	EUR	2,110	$2,350	0	(61)
BPS	07/2020	BRL	334	62	1	0
07/2020	$61	BRL	334	0	0
07/2020	1,582	EUR	1,409	1	0
07/2022	EUR	2,040	$2,333	11	(10)
BSH	07/2020	BRL	9,394	2,221	494	0
07/2020	$1,851	BRL	9,394	0	(124)
CBK	08/2020	EUR	112	$123	0	(3)
GLM	07/2020	GBP	59,482	73,367	0	(337)
07/2020	MXN	80,353	3,224	0	(262)
01/2021	$444	EUR	408	17	0
10/2022	EUR	166	$189	0	(1)
HUS	07/2020	GBP	246	305	0	0
07/2020	NZD	4,760	2,957	0	(115)
08/2020	$968	EUR	895	39	0
02/2021	370	340	14	0
04/2021	381	350	14	0
05/2021	407	373	15	0
06/2021	361	331	13	0
08/2021	400	366	15	0
09/2021	386	353	14	0
11/2021	434	397	16	0
12/2021	471	430	18	0
IND	03/2021	414	380	15	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

JPM	03/2021	EUR	380	$426	0	(3)
04/2021	350	393	0	(3)
05/2021	373	419	0	(2)
06/2021	331	373	0	(2)
07/2021	2,909	3,296	1	(2)
08/2021	366	413	0	(1)
09/2021	353	399	0	(1)
10/2021	385	437	1	(1)
11/2021	397	450	1	(1)
12/2021	430	489	1	(1)
01/2022	170	191	0	(2)
02/2022	154	174	0	(2)
03/2022	164	185	0	(2)
04/2022	156	176	0	(2)
05/2022	153	174	0	(2)
06/2022	146	166	0	(1)
07/2022	3,738	4,280	20	(12)
08/2022	153	174	0	(1)
09/2022	150	171	0	(1)
11/2022	166	189	0	(1)
12/2022	176	201	0	(1)
MYI	01/2021	319	358	0	(2)
02/2021	260	293	0	(1)
RBC	01/2021	88	98	0	(2)
02/2021	79	88	0	(2)
SCX	07/2020	5,348	5,952	0	(56)
07/2020	$3,569	CLP	2,782,013	0	(180)
08/2020	GBP	59,482	$72,963	0	(757)
TOR	07/2021	EUR	1,503	1,642	0	(61)
10/2021	$422	EUR	385	16	0
UAG	08/2020	1,094	CAD	1,543	43	0
Total Forward Foreign Currency Contracts	$849	$(2,018)
PURCHASED OPTIONS:
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	867	$106	$107
MYC	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	1,301	160	161
Total Purchased Options	$266	$268
WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «	$13.000	12/31/2020	43	$(72)	$(319)
Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	18	(24)	0
GST	Call - OTC Fuel Co. December 2020 Futures «	13.000	12/31/2020	73	(123)	(447)
Call - OTC Fuel Co. December 2020 Futures «	14.500	12/31/2020	18	(41)	(136)
Call - OTC QS Co. December 2020 Futures «	18.000	12/31/2020	18	(44)	0
Call - OTC QS Co. December 2020 Futures «	21.000	12/31/2020	18	(25)	0
JPM	Call - OTC QS Co. December 2020 Futures «	18.100	12/31/2020	39	(100)	0
Call - OTC QS Co. December 2020 Futures «	20.000	12/31/2020	42	(71)	0
$(500)	$(902)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	$(11)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	(496)	(6)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(135)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	14,400	(266)	0
$(1,095)	$(6)
Total Written Options	$(1,595)	$(908)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat September Futures	$5.168	Maturity	08/21/2020	1,135,000	$0	$284	$284	$0
	Receive	EURMARGIN 2H20	5.250	Maturity	12/31/2020	22,800	0	(26)	0	(26)
	Receive	EURMARGIN 4Q20	6.100	Maturity	12/31/2020	14,400	(4)	(30)	0	(34)
	Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	216,300	(3)	(876)	0	(879)
	Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	42,600	(56)	(2)	0	(58)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	30,000	(13)	(136)	0	(149)
	Receive	EUROBOBCO CAL21	5.900	Maturity	12/31/2021	58,800	(240)	38	0	(202)
	Receive	HOBR CAL21	14.100	Maturity	12/31/2021	25,200	0	(58)	0	(58)
	Pay	NAPHTHACO 2H20	3.300	Maturity	12/31/2020	48,000	0	(82)	0	(82)
	Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	67,200	0	39	39	0
CBK	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	156,480	(63)	(540)	0	(603)
	Receive	KCBT Wheat September Futures	4.643	Maturity	08/21/2020	745,000	0	(182)	0	(182)
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	72,000	6	128	134	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	24,000	0	(1)	0	(1)
	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	283,900	(5)	(278)	0	(283)
GST	Pay	CBOT Wheat September Futures	5.153	Maturity	08/21/2020	650,000	0	153	153	0
	Pay	CBOT Wheat September Futures	5.158	Maturity	08/21/2020	905,000	0	217	217	0
	Pay	CBOT Wheat September Futures	5.198	Maturity	08/21/2020	600,000	0	168	168	0
	Pay	CBOT Wheat September Futures	5.200	Maturity	08/21/2020	910,000	0	257	257	0
	Receive	EURMARGIN 2H20	5.683	Maturity	12/31/2020	146,400	0	(232)	0	(232)
	Receive	EURMARGIN 4Q20	5.950	Maturity	12/31/2020	8,700	0	(19)	0	(19)
	Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	24,000	0	30	30	0
	Receive	EURMARGIN G0-Z0	6.750	Maturity	12/31/2020	127,500	0	(352)	0	(352)
	Receive	EURMARGIN V0-H1	5.030	Maturity	03/31/2021	96,300	0	(113)	0	(113)
	Receive	EUROBOBCO CAL20	6.150	Maturity	12/31/2020	18,000	0	(78)	0	(78)
	Receive	EUROBOBCO CAL21	5.050	Maturity	12/31/2021	24,000	0	(62)	0	(62)
	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	25,200	0	(57)	0	(57)
	Pay	HOBR CAL21	17.320	Maturity	12/31/2021	165,600	0	910	910	0
	Pay	HOBR CAL21	17.470	Maturity	12/31/2021	108,000	0	610	610	0
	Receive	KCBT Wheat September Futures	0.495	Maturity	08/21/2020	1,140,000	0	(29)	0	(29)
	Receive	KCBT Wheat September Futures	4.668	Maturity	08/21/2020	722,500	0	(195)	0	(195)
	Receive	KCBT Wheat September Futures	4.800	Maturity	08/21/2020	1,282,500	0	(516)	0	(516)
	Receive	Live Cattle September Futures	96.475	Maturity	08/07/2020	2,840,000	0	(6)	0	(6)
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	20,400	0	7	7	0
JPM	Pay	CBOT Wheat September Futures	5.103	Maturity	08/21/2020	880,000	0	163	163	0
	Pay	CBOT Wheat September Futures	5.110	Maturity	08/21/2020	810,000	0	156	156	0
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	18,600	0	(242)	0	(242)
	Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	69,360	(136)	26	0	(110)
	Receive	EURMARGIN G0-Z0	6.900	Maturity	12/31/2020	94,800	0	(276)	0	(276)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	24,000	(22)	(97)	0	(119)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	174,300	(721)	(191)	0	(912)
	Receive	HOBR CAL21	15.500	Maturity	12/31/2021	34,320	(2)	(124)	0	(126)
	Receive	KCBT Wheat September Futures	4.610	Maturity	08/21/2020	1,435,000	0	(305)	0	(305)
	Receive	Live Cattle September Futures	96.825	Maturity	08/07/2020	2,800,000	0	(15)	0	(15)
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	35,400	2	6	8	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	36,000	0	67	67	0
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	18,000	0	(237)	0	(237)
	Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	40,800	0	68	68	0
	Receive	EURMARGIN G0-Z0	7.230	Maturity	12/31/2020	106,800	0	(346)	0	(346)
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	158,400	(531)	137	0	(394)
	Receive	HOBR CAL21	16.250	Maturity	12/31/2021	55,200	0	(245)	0	(245)
	Receive	KCBT Wheat September Futures	4.623	Maturity	08/21/2020	855,000	0	(192)	0	(192)
	Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	20,400	0	6	6	0
	Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	88,800	0	110	110	0
	Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	30,000	12	(3)	9	0
	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	70,800	0	(20)	0	(20)
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	14,640	0	(184)	0	(184)
	Receive	EURMARGIN 4Q20	5.850	Maturity	12/31/2020	12,000	0	(25)	0	(25)
	Receive	EURMARGIN CAL21	3.000	Maturity	12/31/2021	28,800	0	51	51	0
	Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	19,800	0	26	26	0
	Receive	EURMARGIN CAL21	3.470	Maturity	12/31/2021	28,800	0	37	37	0
	Receive	EURMARGIN G0-Z0	7.550	Maturity	12/31/2020	162,000	0	(577)	0	(577)
	Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	54,000	0	(345)	0	(345)
	Receive	EUROBOBCO CAL21	1.900	Maturity	12/31/2021	24,000	0	104	104	0
	Receive	EUROBOBCO CAL21	3.550	Maturity	12/31/2021	24,000	0	(26)	0	(26)
	Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	22,800	0	(57)	0	(57)
	Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	31,200	0	(87)	0	(87)
	Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	24,000	0	(69)	0	(69)
	Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	12,000	0	(38)	0	(38)
	Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	34,800	0	(114)	0	(114)
	Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(28)	0	(28)
	Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	32,400	0	(168)	0	(168)
	Receive	HOBR CAL21	15.450	Maturity	12/31/2021	27,600	0	(100)	0	(100)
	Receive	MEHCO CAL21	2.100	Maturity	12/31/2021	24,000	0	2	2	0
	Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	6,000	0	0	0	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	NAPHTHACO CA21		7.000	Maturity	12/31/2021	50,400	0	134	134	0
	Receive	ULSDCO 2H20		10.620	Maturity	12/31/2020	52,200	0	(125)	0	(125)
	Receive	ULSDCO CAL21		9.030	Maturity	12/31/2021	27,600	0	20	20	0
								$(1,776)	$(4,152)	$3,770	$(9,698)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index			0.500%	Monthly	01/17/2047	$109	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	3,100	(139)	170	31	0
MYC	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047	90	(3)	4	1	0
								$(145)	$178	$33	$0
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1TC Index	362,965	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$20,649	$0	$447	$447	$0
	Receive	BCOMTR Index	81,231	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	11,030	0	230	230	0
	Receive	CSIXTR Index	101,726	0.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	294,520	0	7,185	7,185	0
CBK	Receive	CSIXTR Index	12,815	0.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	37,101	0	905	905	0
CIB	Receive	CSIXTR Index	36,816	0.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	106,590	0	2,600	2,600	0
	Receive	PIMCODB Index	67,348	0.000%	Monthly	02/16/2021	4,714	0	70	70	0
FBF	Receive	CSIXTR Index	127,400	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	368,851	0	9,006	9,006	0
GST	Receive	BCOMF1TC Index	44,060	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	9,287	0	201	201	0
	Receive	BCOMTR Index	168,082	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	22,824	0	476	476	0
	Receive	CMDSKEWLS Index	128,258	0.250%	Monthly	02/16/2021	18,205	0	196	196	0
	Receive	CSIXTR Index	232,716	0.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	673,765	278	16,164	16,442	0
JPM	Pay	JMC10FNX Index	1,493,868	0.000%	Monthly	07/15/2020	2,948	0	(38)	0	(38)
	Receive	JMC1TZTX Index	92,172	0.000%	Monthly	07/15/2020	1,146	0	18	18	0
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/31/2020	7,916	0	0	0	0
	Pay	BCOMTR Index	3,287,762	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2021	446,449	0	(9,306)	0	(9,306)
	Receive	BCOMF1TC Index (9)	3,599,325	0.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	396,803	0	8,583	8,583	0
	Receive	CSIXTR Index	53,802	0.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	155,769	0	3,801	3,801	0
	Receive	JMABDEWE Index (10)	33,354	0.300%	Monthly	02/16/2021	43,619	0	226	226	0
	Receive	JMABFNC2 Index (11)	164,384	0.170%	Monthly	02/16/2021	59,437	0	1,372	1,372	0
MAC	Receive	PIMCODBU Index	4,500	0.150%	Monthly	09/15/2020	289	0	4	4	0
	Receive	CSIXTR Index	110,702	0.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	320,508	0	7,808	7,808	0
	Receive	PIMCODB Index (12)	594,248	0.000%	Monthly	02/16/2021	40,823	0	612	612	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

MEI	Receive	CSIXTR Index	14,364	0.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	41,587	0	1,015	1,015	0
RBC	Receive	CSIXTR Index	46,986	0.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	136,035	0	3,318	3,318	0
SOG	Receive	CSIXTR Index	114,842	0.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	332,492	0	8,116	8,116	0
								$278	$63,009	$72,631	$(9,344)
VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	GOLDLNPM Index(8)	6.970%		Maturity	08/02/2024	$4,105	$0	$59	$59	$0
Total Swap Agreements								$(1,643)	$59,094	$76,493	$(19,042)
(m)

Securities with an aggregate market value of $2,393 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)			Notional Amount represents the number of contracts.
(2)			Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)			YOY options may have a series of expirations.
(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)			Variance Swap
(9) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts		% of Index	Notional Amount

Aluminum September 2022 Futures		4.5%	$17,708
Arabica Coffee September 2020 Futures		2.6	10,272
Brent Crude September 2020 Futures		4.9	19,448
Copper September 2020 Futures		7.9	31,204
Corn September 2020 Futures		6.0	23,779
Cotton No. 02 December 2020 Futures		1.5	5,969
Gas Oil September 2020 Futures		1.7	6,930
Gold 100 oz. August 2020 Futures		18.0	71,508
Hard Red Winter Wheat September 2020 Futures		1.6	6,314
Lean Hogs August 2020 Futures		1.5	5,779
Live Cattle August 2020 Futures		3.6	14,040
New York Harbor ULSD September 2020 Futures		1.4	5,745
Nickel September 2020 Futures		2.9	11,606
NYMEX - Natural Gas September 2022 Futures		7.7	30,358
RBOB Gasoline September 2020 Futures		1.8	7,101
Silver September 2020 Futures		4.4	17,573
Soybean Meal December 2020 Futures		3.7	14,853
Soybean Oil December 2020 Futures		2.8	11,033
Soybeans November 2020 Futures		6.1	24,179
Sugar No. 11 October 2020 Futures		3.1	12,158
Wheat September 2020 Futures		3.1	12,479
WTI Crude September 2020 Futures		5.8	23,081
Zinc September 2020 Futures		3.4	13,686

Total Long Futures Contracts			$396,803

Total Notional Amount			$396,803

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

(10) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude September 2020 Futures	30.6%	$13,359	Aluminum August 2022 Futures	(7.1)%	$(3,090)
LME - Copper August 2022 Futures	7.1	43,839	Arabica Coffee September 2020 Futures	(3.7)	(1,619)
Nickel August 2020 Futures	7.0	3,097	Cocoa September 2020 Futures	(3.6)	(1,572)
RBOB Gasoline August 2020 Futures	13.7	3,069	Corn September 2020 Futures	(18.3)	(7,970)
Soybean Meal December 2020 Futures	18.1	5,987	ICE - Natural Gas August 2020 Futures	(3.3)	(1,443)
Soybeans November 2020 Futures	24.8	7,867	Lean Hogs August 2020 Futures	(3.7)	(1,628)
			Natural Gas August 2020 Futures	(3.3)	(1,447)
			New York Harbor ULSD August 2020 Futures	(27.3)	(11,928)
			NYMEX - Natural Gas August 2022 Futures	(6.7)	(2,920)
			Wheat September 2020 Futures	(17.8)	(7,755)
			Zinc August 2020 Futures	(7.0)	(3,047)
Total Long Futures Contracts		$44,199	Total Short Futures Contracts		$(44,419)

Cash	100.5%	$43,839
		$88,038
Total Notional Amount					$43,619
(11) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Brent Crude November 2020 Futures	10.7%	$6,355
Copper December 2020 Futures	10.3	6,147
Gas Oil November 2020 Futures	4.4	2,614
Gold 100 oz. December 2020 Futures	19.6	11,627
Lean Hogs October 2020 Futures	0.8	481
Live Cattle October 2020 Futures	1.9	1,152
New York Harbor ULSD November 2020 Futures	4.4	2,601
Nickel November 2020 Futures	9.8	5,812
RBOB Gasoline November 2020 Futures	6.0	3,596
Silver December 2020 Futures	4.8	2,841
Soybean Meal December 2020 Futures	7.5	4,469
Soybeans November 2020 Futures	17.8	10,566
Sugar No. 11 October 2020 Futures	2.0	1,176

Total Long Futures Contracts		$59,437

Total Notional Amount		$59,437
(12) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	3.4%	$1,377
Arabica Coffee December 2020 Futures	1.9	795
Arabica Coffee September 2020 Futures	0.7	267
Brent Crude January 2021 Futures	0.9	357
Cocoa September 2020 Futures	1.0	400
Copper December 2020 Futures	2.7	1,089
Copper September 2020 Futures	5.8	2,352
Corn September 2020 Futures	0.2	88
Cotton No. 02 December 2020 Futures	5.8	2,389
Gas Oil November 2020 Futures	1.2	476
Gold 100 oz. August 2020 Futures	2.9	1,183
Hard Red Winter Wheat September 2020 Futures	1.1	440
Lead November 2020 Futures	0.6	259
Live Cattle August 2020 Futures	6.3	2,593
New York Harbor ULSD November 2020 Futures	1.6	654
Nickel November 2020 Futures	2.2	889
Nickel September 2020 Futures	6.6	2,688
NYMEX - Natural Gas September 2022 Futures	3.7	1,520
Platinum October 2020 Futures	3.3	1,340
RBOB Gasoline November 2020 Futures	5.1	2,086
Silver September 2020 Futures	2.8	1,134
Soybean Meal December 2020 Futures	4.5	1,864
Soybeans November 2020 Futures	2.2	908
Sugar No. 11 March 2021 Futures	3.9	1,577
Sugar No. 11 October 2020 Futures	1.1	444
Wheat September 2020 Futures	1.5	616
WTI Crude November 2020 Futures	0.8	341
Zinc November 2020 Futures	1.3	528
Zinc September 2020 Futures	6.6	2,711

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Total Long Futures Contracts		$33,365

Cash	18.3%	$7,458
Total Notional Amount		$40,823

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0	$77,018	$0	$77,018
Industrials		0	107,163	0	107,163
Specialty Finance		0	3,496	0	3,496
Utilities		0	29,840	0	29,840
U.S. Government Agencies		0	603,091	0	603,091
U.S. Treasury Obligations		0	274,398	0	274,398
Non-Agency Mortgage-Backed Securities		0	63,522	0	63,522
Asset-Backed Securities		0	122,249	0	122,249
Sovereign Issues		0	61,529	0	61,529
Commodities		0	394,439	0	394,439
Short-Term Instruments
Repurchase Agreements		0	374,982	0	374,982
U.S. Treasury Bills		0	68,415	0	68,415
U.S. Treasury Cash Management Bills		0	198,212	0	198,212
		$0	$2,378,354	$0	$2,378,354
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$939,545	$0	$0	$939,545
Total Investments		$939,545	$2,378,354	$0	$3,317,899
Short Sales, at Value - Liabilities
U.S. Government Agencies		0	(19,984)	0	(19,984)
U.S. Treasury Obligations		0	(37,030)	0	(37,030)
		$0	$(57,014)	$0	$(57,014)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		14,138	559	0	14,697
Over the counter		0	77,610	0	77,610
		$14,138	$78,169	$0	$92,307
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		(26,332)	(471)	0	(26,803)
Over the counter		0	(21,066)	(902)	(21,968)
		$(26,332)	$(21,537)	$(902)	$(48,771)
Total Financial Derivative Instruments		$(12,194)	$56,632	$(902)	$43,536
Totals		$927,351	$2,377,972	$(902)	$3,304,421

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.5% ¤
CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 8.7%
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	300	$339
Ally Financial, Inc.
4.250% due 04/15/2021		$100	102
8.000% due 11/01/2031		700	903
Aviation Capital Group LLC 2.875% due 01/20/2022		900	860
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	188
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 05/24/2022 •(e)(f)	EUR	400	440
5.875% due 09/24/2023 •(e)(f)		400	438
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)		4,800	5,558
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	93,396	4,123
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$7,000	7,439
Deutsche Bank AG 4.250% due 10/14/2021		28,300	29,053
Erste Group Bank AG 8.875% due 10/15/2021 •(e)(f)	EUR	200	235
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$4,200	4,093
ING Bank NV 2.625% due 12/05/2022		7,600	7,976
International Lease Finance Corp. 8.250% due 12/15/2020		2,800	2,867
Jackson National Life Global Funding 2.500% due 06/27/2022		200	207
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	283,686	42,580
2.500% due 10/01/2047		28	5
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Navient Corp. 5.875% due 03/25/2021		300	296
New York Life Global Funding 2.250% due 07/12/2022		300	310
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		200	197
3.650% due 09/21/2021		100	100
3.875% due 09/21/2023		100	100
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	250,046	37,493
2.500% due 10/01/2047		5	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	202
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	270,941	40,646
2.500% due 10/01/2047		22	3
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$400	376
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	20	3
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$6,500	6,506
4.519% due 06/25/2024 •		4,200	4,567
7.500% due 08/10/2020 •(e)(f)		1,770	1,777
8.625% due 08/15/2021 •(e)(f)		1,260	1,313
UniCredit SpA 7.830% due 12/04/2023		14,500	16,788
			218,290
INDUSTRIALS 0.5%
AbbVie, Inc. 2.300% due 05/14/2021		100	101
Amgen, Inc. 2.650% due 05/11/2022		200	208

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Bristol-Myers Squibb Co. 3.250% due 08/15/2022		100	106
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	203
2.567% due 11/02/2021		200	204
Conagra Brands, Inc. 3.800% due 10/22/2021		200	208
CVS Health Corp. 3.350% due 03/09/2021		160	163
Daimler Finance North America LLC
2.300% due 02/12/2021		150	151
2.850% due 01/06/2022		300	307
Dell International LLC 4.420% due 06/15/2021		900	925
Discovery Communications LLC 2.950% due 03/20/2023		158	166
eBay, Inc. 2.600% due 07/15/2022		1,100	1,138
Enterprise Products Operating LLC 4.050% due 02/15/2022		200	211
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		280	280
IHS Markit Ltd. 5.000% due 11/01/2022		100	107
Imperial Brands Finance PLC 2.950% due 07/21/2020		400	400
Japan Tobacco, Inc. 2.000% due 04/13/2021		400	403
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	205
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
NXP BV
3.875% due 09/01/2022		200	212
4.625% due 06/01/2023		300	329
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	106
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		600	640
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		800	816
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		63	63
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	209
Toyota Industries Corp. 3.110% due 03/12/2022		200	206
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,616	1,388
VMware, Inc. 3.900% due 08/21/2027		900	954
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		1,200	1,250
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	29,260	271
			12,032
SPECIALTY FINANCE 0.2%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (g)		$3,000	3,010
3.870% due 09/02/2021 (g)		3,000	3,067
			6,077
UTILITIES 1.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		8,900	8,946
2.169% (US0003M + 0.950%) due 07/15/2021 ~		14,000	14,116
5.150% due 02/15/2050		4,500	5,778
5.300% due 08/15/2058		1,600	2,085
BG Energy Capital PLC 4.000% due 12/09/2020		200	203
British Transco International Finance BV 0.000% due 11/04/2021 (b)		400	395
Duke Energy Corp. 2.400% due 08/15/2022		200	207
Eversource Energy 2.900% due 10/01/2024		200	215
National Rural Utilities Cooperative Finance Corp. 0.683% (US0003M + 0.375%) due 06/30/2021 ~		150	150
Progress Energy, Inc. 3.150% due 04/01/2022		100	104
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		2,400	2,404

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Tampa Electric Co. 2.600% due 09/15/2022	100	102
		34,705
Total Corporate Bonds & Notes (Cost $269,021)		271,104
U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
0.308% due 03/25/2036 •	67	67
0.630% due 02/25/2037 •	659	659
2.605% due 05/01/2036 •	10	10
2.904% due 05/01/2035 •	53	54
Freddie Mac
0.455% due 01/15/2037 •	4	4
3.328% due 06/01/2033 •	97	99
4.124% due 01/01/2034 •	154	155
Ginnie Mae
0.590% due 02/20/2049 •	20,507	20,481
2.266% due 08/20/2068 •	9,416	9,330
NCUA Guaranteed Notes
0.624% due 10/07/2020 •	1,398	1,396
0.734% due 12/08/2020 •	18,004	17,998
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	11,700	11,914
2.500% due 08/01/2050 - 09/01/2050	55,900	58,069
3.000% due 09/01/2050	34,400	36,108
3.500% due 08/01/2050	70,410	74,058
4.000% due 07/01/2050 - 08/01/2050	303,200	321,415
Total U.S. Government Agencies (Cost $551,704)		551,817
U.S. TREASURY OBLIGATIONS 87.5%
U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,840
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (i)	97,229	97,786
0.125% due 01/15/2022 (k)	63,031	63,949
0.125% due 04/15/2022 (i)	89,632	91,035
0.125% due 07/15/2022 (k)	1,115	1,143
0.125% due 01/15/2023 (k)	70,400	72,194
0.125% due 10/15/2024 (i)	69,718	73,112
0.125% due 07/15/2026	68,396	72,731
0.250% due 07/15/2029	18,364	20,111
0.375% due 07/15/2023	138,373	144,252
0.375% due 07/15/2025 (i)	156,458	167,328
0.375% due 07/15/2025	36,011	38,512
0.375% due 01/15/2027 (m)	5,138	5,544
0.375% due 07/15/2027 (i)	42,878	46,668
0.500% due 04/15/2024	71,867	75,623
0.500% due 01/15/2028 (i)	83,832	91,904
0.625% due 07/15/2021 (k)	27,649	28,159
0.625% due 07/15/2021 (i)(k)	433,623	441,616
0.625% due 04/15/2023 (i)(k)	152,727	158,979
0.625% due 01/15/2024 (k)(m)	5,891	6,211
0.625% due 01/15/2026	43,257	46,899
0.625% due 02/15/2043 (m)	468	553
0.750% due 07/15/2028 (i)	42,244	47,677
0.875% due 01/15/2029	33,812	38,586
1.125% due 01/15/2021 (i)	19,085	19,278
1.375% due 02/15/2044	2,399	3,278
1.750% due 01/15/2028 (i)	89,028	106,307
2.125% due 02/15/2040 (m)	3,204	4,729
2.125% due 02/15/2041 (m)	7,875	11,781
2.375% due 01/15/2025 (i)	99,003	114,127
2.375% due 01/15/2027 (m)	3,118	3,790
2.500% due 01/15/2029 (m)	12,638	16,216
2.500% due 01/15/2029 (k)	44,206	56,720
3.875% due 04/15/2029	12,715	17,988
Total U.S. Treasury Obligations (Cost $2,131,002)		2,186,626
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
3.406% due 10/25/2035 ^~	373	350
3.869% due 09/25/2035 ^~	629	578
Alliance Bancorp Trust 0.425% due 07/25/2037 •	2,498	2,111
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•	154	129
2.424% due 11/25/2046 •	5,474	2,374
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •	155	153
Banc of America Funding Trust
0.770% due 05/20/2035 ^•	100	89
3.768% due 01/20/2047 ~	5,939	5,480

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

4.012% due 05/25/2035 ~		22	21
4.043% due 05/20/2036 ^~		216	206
4.185% due 01/20/2047 ^~		150	142
Banc of America Mortgage Trust
3.855% due 01/25/2035 ~		8	8
3.885% due 07/25/2035 ^~		350	334
3.889% due 11/25/2035 ^~		252	241
3.932% due 12/25/2034 ~		297	305
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •		6,093	5,853
BCAP LLC Trust
0.355% due 01/25/2037 ^•		897	905
3.531% due 04/26/2036 ~		1,296	1,090
Bear Stearns Adjustable Rate Mortgage Trust
3.345% due 03/25/2035 ~		1	1
3.375% due 07/25/2034 ~		72	69
3.454% due 07/25/2036 ^~		618	577
3.766% due 02/25/2036 ^~		218	210
4.082% due 05/25/2033 ~		17	16
4.166% due 10/25/2035 ~		421	413
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •		489	446
3.653% due 09/25/2047 ^~		3,644	2,436
3.736% due 09/25/2035 ^~		241	190
3.848% due 09/25/2034 ~		234	236
Chase Mortgage Finance Trust
3.648% due 03/25/2037 ^~		841	800
3.683% due 12/25/2035 ^~		597	577
4.058% due 09/25/2036 ^~		640	559
5.500% due 12/25/2022 ^		997	639
CIM Trust 1.185% due 02/25/2049 •		1,313	1,314
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		128	126
3.258% due 04/25/2066 ~		915	921
4.140% due 03/25/2036 ^•		52	50
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •		75	71
3.245% due 12/25/2035 ^~		301	203
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		257	252
Countrywide Alternative Loan Trust
0.295% due 06/25/2046 •		153	160
0.365% due 05/25/2047 •		1,429	1,247
0.370% due 02/20/2047 ^•		3,924	2,912
0.385% due 12/20/2046 ^•		306	247
0.395% due 07/25/2046 •		114	102
2.504% due 12/25/2035 •		339	303
3.640% due 11/25/2035 ^~		269	224
5.000% due 07/25/2035		1,319	1,095
5.500% due 07/25/2035		175	159
5.750% due 03/25/2037 ^•		261	196
6.000% due 03/25/2037 ^		244	154
6.500% due 08/25/2032		118	120
Countrywide Home Loan Mortgage Pass-Through Trust
0.825% due 03/25/2035 •		40	37
3.484% due 10/20/2035 ~		106	97
3.772% due 09/25/2047 ^~		411	375
4.008% due 11/20/2034 ~		29	27
4.119% due 04/20/2035 ~		141	135
5.500% due 11/25/2035 ^		97	82
5.500% due 04/25/2038		336	354
6.000% due 04/25/2036		455	349
Credit Suisse Mortgage Capital Certificates
0.335% due 09/29/2036 •		4,424	4,279
3.522% due 08/26/2058		462	476
5.919% due 10/26/2036 ~		592	572
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		2,068	1,763
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		321	311
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.285% due 10/25/2036 ^•		92	68
Eurosail PLC 1.250% due 10/17/2040 •	EUR	2,802	3,153
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$153	103
First Horizon Mortgage Pass-Through Trust 4.760% due 10/25/2035 ~		101	100
Great Hall Mortgages PLC
0.302% due 03/18/2039 •	GBP	275	334
0.322% due 06/18/2038 •		212	258
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~		$5,000	5,041
GSR Mortgage Loan Trust
3.842% due 11/25/2035 ~		312	306

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

3.862% due 11/25/2035 ^~		209	156
4.232% due 11/25/2035 ^~		1,204	1,135
HarborView Mortgage Loan Trust
0.374% due 07/19/2046 ^•		4,896	2,830
0.384% due 09/19/2037 •		86	78
0.634% due 05/19/2035 •		513	466
0.694% due 01/19/2036 •		1,478	1,094
3.454% due 08/19/2036 ^~		171	165
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	18,227	22,580
HomeBanc Mortgage Trust
0.365% due 12/25/2036 •		$161	156
3.239% due 04/25/2037 ^~		87	83
IndyMac Mortgage Loan Trust
0.365% due 07/25/2047 •		1,837	1,395
0.375% due 09/25/2046 •		3,527	3,093
0.465% due 07/25/2035 •		276	226
3.555% due 09/25/2035 ^~		240	195
3.559% due 06/25/2035 ^~		120	111
4.015% due 10/25/2034 ~		343	340
JPMorgan Alternative Loan Trust 0.415% due 12/25/2036 •		1,336	1,219
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		1,000	982
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		55	55
3.343% due 07/27/2037 ~		324	330
3.391% due 08/25/2036 ^~		140	123
3.395% due 06/25/2035 ~		86	86
3.447% due 06/25/2036 ^~		697	588
3.611% due 06/25/2035 ~		236	233
3.850% due 07/25/2034 ~		46	46
3.905% due 07/25/2035 ~		92	88
3.939% due 11/25/2035 ^~		198	173
Luminent Mortgage Trust 0.385% due 10/25/2046 •		627	572
MASTR Adjustable Rate Mortgages Trust 0.425% due 05/25/2037 •		340	197
Merrill Lynch Alternative Note Asset Trust
0.485% due 03/25/2037 •		755	292
3.674% due 06/25/2037 ^~		357	274
Merrill Lynch Mortgage Investors Trust
3.248% due 05/25/2034 ~		127	119
3.510% due 06/25/2035 ~		271	266
3.608% due 12/25/2035 ~		84	73
3.609% due 05/25/2036 ~		59	54
4.063% due 09/25/2035 ^~		133	119
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~		1,048	974
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,202	1,263
4.500% due 05/25/2058 ~		143	155
Residential Accredit Loans, Inc. Trust
0.485% due 08/25/2035 •		765	646
3.808% due 08/25/2035 ^~		475	259
5.268% due 02/25/2036 ^~		294	234
Residential Asset Securitization Trust
0.585% due 05/25/2035 •		1,076	809
5.000% due 08/25/2020		1	1
6.250% due 10/25/2036 ^		567	544
6.500% due 09/25/2036 ^		755	463
6.500% due 06/25/2037		11,830	3,817
Residential Funding Mortgage Securities, Inc. Trust
3.838% due 06/25/2035 ~		148	143
4.225% due 09/25/2035 ^~		1,227	944
6.000% due 06/25/2037 ^		772	753
6.500% due 03/25/2032		230	244
Sequoia Mortgage Trust
0.544% due 10/19/2026 •		20	20
3.072% due 01/20/2047 ^~		485	368
Silverstone Master Issuer PLC
1.235% due 01/21/2070 •	GBP	2,665	3,324
1.679% due 01/21/2070 •		$483	484
Structured Adjustable Rate Mortgage Loan Trust
0.505% due 10/25/2035 •		739	690
3.774% due 02/25/2036 ^~		262	189
Structured Asset Mortgage Investments Trust
0.375% due 06/25/2036 •		209	203
0.395% due 04/25/2036 •		20	20
0.405% due 05/25/2046 •		3,433	1,755
0.444% due 07/19/2035 •		843	803
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	17,140	21,242
Wachovia Mortgage Loan Trust LLC 4.033% due 08/20/2035 ^~		$300	289

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
2.240% due 11/25/2046 •		702	644
2.244% due 01/25/2047 ^•		1,787	1,628
2.484% due 06/25/2046 •		142	134
2.501% due 12/25/2046 •		935	847
2.504% due 08/25/2046 •		410	391
2.704% due 11/25/2042 •		107	100
3.649% due 02/25/2037 ^~		153	136
3.709% due 09/25/2036 ^~		1,095	1,011
3.854% due 08/25/2036 ^~		108	97
4.351% due 09/25/2033 ~		79	74
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		167	155
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 04/25/2036 ~		508	484
4.616% due 10/25/2036 ~		8	7
Total Non-Agency Mortgage-Backed Securities (Cost $147,760)			141,950
ASSET-BACKED SECURITIES 8.2%
ACE Securities Corp. Home Equity Loan Trust 0.245% due 10/25/2036 •		24	12
Argent Securities Trust
0.335% due 07/25/2036 •		5,656	4,791
0.345% due 05/25/2036 •		2,753	999
Asset-Backed Securities Corp. Home Equity Loan Trust 1.130% due 09/25/2034 •		927	919
B&M CLO Ltd. 1.906% due 04/16/2026 •		357	356
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	767	854
Barings Euro CLO BV
0.680% due 07/27/2030 •		2,000	2,232
1.050% due 07/27/2030		300	335
CIFC Funding Ltd. 1.851% due 10/25/2027 •		$5,650	5,572
CIT Mortgage Loan Trust
1.535% due 10/25/2037 •		1,645	1,644
1.685% due 10/25/2037 •		4,400	4,219
Citigroup Mortgage Loan Trust
0.265% due 01/25/2037 •		56	44
0.415% due 12/25/2036 •		1,220	984
Citigroup Mortgage Loan Trust, Inc. 0.515% due 10/25/2036 •		7,400	6,791
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 •		3,142	2,755
0.385% due 09/25/2037 •		2,459	2,086
0.435% due 03/25/2037 •		5,700	5,062
0.475% due 08/25/2036 •		799	787
3.767% due 04/25/2036 ~		1	1
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		4,397	4,335
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •		276	276
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		3,400	3,358
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		10,320	10,233
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	720	802
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$7,932	7,829
Fremont Home Loan Trust 0.320% due 10/25/2036 •		724	645
GSAA Home Equity Trust 0.485% due 03/25/2037 •		676	377
GSAMP Trust
0.555% due 03/25/2047 •		2,500	1,927
1.160% due 03/25/2035 ^•		1,722	1,526
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		1,281	1,267
Home Equity Asset Trust
0.635% due 02/25/2036 •		3,700	3,469
0.980% due 07/25/2034 •		394	387
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		2,341	1,955
HSI Asset Securitization Corp. Trust 0.455% due 02/25/2036 •		2,381	2,274
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		4,731	1,873
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		3,295	3,223
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		327	314
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		263	269

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,817	2,242
Lehman XS Trust
0.345% due 05/25/2036 •		1,981	1,956
5.019% due 06/25/2036 þ		4,597	4,694
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		7,600	7,527
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		4,677	4,557
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	2,200	2,437
Marlette Funding Trust 2.690% due 09/17/2029		$1,039	1,046
MASTR Asset-Backed Securities Trust 0.335% due 10/25/2036 •		1,754	734
Monarch Grove CLO 1.871% due 01/25/2028 •		7,026	6,947
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 05/25/2037 •		564	484
0.890% due 07/25/2035 •		125	126
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •		753	357
5.910% due 11/25/2036 þ		1,677	647
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		2,575	2,542
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		481	477
New Century Home Equity Loan Trust 0.950% due 02/25/2035 •		1,982	1,902
NovaStar Mortgage Funding Trust 0.890% due 01/25/2036 •		5,264	5,131
OCP CLO Ltd. 2.019% due 07/15/2027 •		366	364
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		1,780	1,751
Palmer Square Loan Funding Ltd.
1.869% due 07/15/2026 •		3,522	3,495
2.105% due 04/20/2027 •		188	186
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.875% due 05/25/2035 •		510	508
1.160% due 10/25/2034 •		483	484
1.175% due 09/25/2034 •		386	384
Popular ABS Mortgage Pass-Through Trust 0.615% due 06/25/2035 •		278	278
Renaissance Home Equity Loan Trust 1.285% due 09/25/2037 •		15,398	7,343
Residential Asset Securities Corp. Trust 0.425% due 08/25/2036 •		781	622
Securitized Asset-Backed Receivables LLC Trust 0.435% due 05/25/2036 •		5,110	3,237
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		400	393
Soundview Home Loan Trust 0.245% due 11/25/2036 •		504	193
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		9,937	10,063
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		715	721
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		800	785
Structured Asset Investment Loan Trust 0.905% due 04/25/2033 •		1,495	1,442
Symphony CLO Ltd.
2.099% due 04/15/2028 •		1,630	1,616
2.261% due 07/14/2026 •		2,328	2,306
Telos CLO Ltd. 2.085% due 04/17/2028 •		4,234	4,183
THL Credit Wind River CLO Ltd.
2.089% due 10/15/2027 •		309	306
2.099% due 01/15/2026 •		1,214	1,209
TICP CLO Ltd.
1.935% due 07/20/2027 •		2,479	2,444
1.975% due 04/20/2028 •		3,900	3,844
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		1,598	1,592
Tralee CLO Ltd. 2.165% due 10/20/2027 •		2,703	2,668
Venture CLO Ltd.
1.171% due 02/28/2026 •		10,391	10,253
2.099% due 04/15/2027 •		3,840	3,773
2.099% due 07/15/2027 •		2,798	2,762
Wells Fargo Home Equity Asset-Backed Securities Trust 2.585% due 12/25/2034 •		1,460	1,424

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

WhiteHorse Ltd. 2.065% due 04/17/2027 •		3,268	3,249
Total Asset-Backed Securities (Cost $206,883)			204,466
SOVEREIGN ISSUES 19.2%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	5,942	55
15.500% due 10/17/2026		21,780	79
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		40,847	352
30.022% (BADLARPP) due 10/04/2022 ~		1,800	22
Australia Government International Bond
1.250% due 02/21/2022	AUD	31,675	22,186
3.000% due 09/20/2025		33,987	27,214
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	22,700	212
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	17,309	16,570
France Government International Bond 2.100% due 07/25/2023 (d)	EUR	41,395	50,695
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)		43,667	50,127
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,350,948	30,926
0.100% due 03/10/2029 (d)		2,960,738	27,407
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	378,593	20,118
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	76,422	54,097
2.500% due 09/20/2035		4,211	3,621
Peru Government International Bond 5.940% due 02/12/2029	PEN	15,900	5,186
Provincia de Buenos Aires 32.817% due 05/31/2022	ARS	22,770	182
Qatar Government International Bond 3.875% due 04/23/2023		$6,300	6,772
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	4,263	6,234
0.125% due 08/10/2028 (d)		31,771	50,168
1.250% due 11/22/2027 (d)(i)		64,697	107,458
Total Sovereign Issues (Cost $501,805)			479,681
		SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(e)(f)		400,000	466
Banco Santander S.A.
5.250% due 09/29/2023 •(e)(f)		200,000	213
6.250% due 09/11/2021 •(e)(f)		800,000	863
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	3,930
Total Preferred Securities (Cost $5,427)			5,472
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (h) 1.5%			37,596
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	30,819	304
ARGENTINA TREASURY BILLS 0.1%
28.142% due 07/31/2020 ~		2,303	23
30.251% due 09/11/2020 (b)(c)		28,000	254
30.365% due 08/28/2020 ~		67,703	654

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

32.786% due 09/18/2020 ~	53,200	506
		1,437
U.S. TREASURY BILLS 0.2%
0.139% due 09/17/2020 - 09/24/2020 (a)(b)	$4,244	4,243
Total Short-Term Instruments (Cost $43,533)		43,580
Total Investments in Securities (Cost $3,857,135)		3,884,696
	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	472,818	4,662
Total Short-Term Instruments (Cost $4,661)		4,662
Total Investments in Affiliates (Cost $4,661)		4,662
Total Investments 155.7% (Cost $3,861,796)		$3,889,358
Financial Derivative Instruments (j)(l) 1.6%(Cost or Premiums, net $(3,022))		38,885
Other Assets and Liabilities, net (57.3)%		(1,430,873)
Net Assets 100.0%		$2,497,370

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$3,000	$3,067	0.12%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	3,000	3,010	0.12
$6,000	$6,077	0.24%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$24,056	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(24,037)	$24,056	$24,056
FICC	0.000	06/30/2020	07/01/2020	13,540	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(5,371)	13,540	13,540
Total Repurchase Agreements	$(29,408)	$37,596	$37,596
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	0.210%	05/14/2020	07/14/2020	$(77,750)	$(77,772)
BPS	0.250	05/14/2020	08/12/2020	GBP	(71,222)	(88,280)
BSN	0.240	04/20/2020	07/09/2020	$(12,416)	(12,422)
0.240	04/20/2020	07/13/2020	(15,238)	(15,245)
0.240	04/23/2020	07/09/2020	(34,350)	(34,366)
0.240	06/29/2020	07/09/2020	(8,477)	(8,477)
0.250	05/28/2020	07/23/2020	(1,302)	(1,302)
DEU	0.210	05/29/2020	07/07/2020	(259,230)	(259,280)
0.250	04/16/2020	07/15/2020	(15,541)	(15,550)
GRE	0.220	05/01/2020	07/09/2020	(2,644)	(2,645)
0.230	05/01/2020	07/23/2020	(846)	(846)
0.230	06/04/2020	07/13/2020	(17,969)	(17,972)
0.230	06/22/2020	07/13/2020	(15,525)	(15,526)
IND	0.200	05/28/2020	08/19/2020	(26,016)	(26,021)
0.210	06/16/2020	08/18/2020	(27,473)	(27,475)
JPS	0.180	06/30/2020	07/02/2020	(10,580)	(10,580)
SCX	0.230	06/04/2020	07/08/2020	(86,812)	(86,828)
STR	0.170	07/01/2020	07/02/2020	(158,638)	(158,638)
0.180	06/30/2020	07/01/2020	(158,638)	(158,638)
Total Reverse Repurchase Agreements	$(1,017,863)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA		3.500%	08/01/2050	$2,000	$(2,101)	$(2,104)
U.S. Treasury Obligations (1.5)%
U.S. Treasury Inflation Protected Securities		0.125	01/15/2030	34,584	(37,305)	(37,430)
Total Short Sales (1.6)%					$(39,406)	$(39,534)
(i)					Securities with an aggregate market value of $884,888 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,070,753) at a weighted average interest rate of 0.405%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Payable for short sales includes $20 of accrued interest.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Corn December 2020 Futures	$380.000	11/20/2020	73	$365	$31	$37
Put - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	2	2	1	0
Put - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread January Futures	0.300	12/18/2020	2	2	0	0
Put - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	2	2	0	0
Put - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	2	2	0	1
Put - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	2	2	0	1
Total Purchased Options					$32	$44
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CMX Gold December 2021 Futures	$2,500.000	11/23/2021	24	$2	$(135)	$(142)
Call - CMX Gold December 2021 Futures	4,000.000	11/23/2021	24	2	(23)	(39)
Call - CMX Gold June 2021 Futures	3,500.000	05/25/2021	24	2	(23)	(21)
Put - NYMEX Corn December 2020 Futures	300.000	11/20/2020	73	365	(33)	(13)
Call - NYMEX Crude August 2020 Futures	35.000	07/16/2020	192	192	(196)	(943)
Call - NYMEX Crude August 2020 Futures	36.000	07/16/2020	48	48	(54)	(196)
Call - NYMEX Crude Calendar Spread April Futures	0.300	03/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread August Futures	0.300	07/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread December Futures	0.300	11/18/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread February Futures	0.300	01/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread January Futures	0.300	12/18/2020	2	2	0	0
Call - NYMEX Crude Calendar Spread July Futures	0.300	06/21/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread June Futures	0.300	05/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread March Futures	0.300	02/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread May Futures	0.300	04/19/2021	2	2	0	0
Call - NYMEX Crude Calendar Spread November Futures	0.300	10/19/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread October Futures	0.300	09/20/2021	2	2	0	(1)
Call - NYMEX Crude Calendar Spread September Futures	0.300	08/19/2021	2	2	0	0
Call - NYMEX Crude December 2020 Futures	42.000	11/17/2020	18	18	(47)	(64)
Call - NYMEX Crude December 2021 Futures	40.000	11/16/2021	14	14	(85)	(106)
Call - NYMEX Crude September 2020 Futures	42.000	08/17/2020	132	132	(138)	(222)
Call - NYMEX Crude September 2020 Futures	43.000	08/17/2020	96	96	(93)	(128)
Call - NYMEX Crude September 2020 Futures	44.000	08/17/2020	167	167	(172)	(175)
Put - NYMEX Natural Gas August 2020 Futures	4.250	07/27/2020	30	22	(13)	(4)
Call - NYMEX Natural Gas August 2020 Futures	2.300	07/28/2020	12	120	(16)	(1)
Call - NYMEX Natural Gas Calendar Spread October Futures	0.300	09/25/2020	19	190	(6)	(2)
Put - NYMEX Natural Gas Calendar Spread October Futures	0.600	09/25/2020	19	190	(8)	(85)
Call - NYMEX WTI-Brent Crude Spread December 2020 Futures	3.000	10/29/2020	5	5	(3)	0
Total Written Options					$(1,045)	$(2,144)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Arabica Coffee September Futures	09/2020	8	$303	$(3)	$0	$(3)
Brent (ICE) Dubai August Futures	08/2020	2	2	(3)	0	0
Brent (ICE) Dubai December Futures	12/2020	2	3	(2)	0	0
Brent (ICE) Dubai July Futures	07/2020	2	1	(4)	0	0
Brent (ICE) Dubai November Futures	11/2020	2	3	(2)	0	0
Brent (ICE) Dubai October Futures	10/2020	2	3	(2)	0	0
Brent (ICE) Dubai September Futures	09/2020	2	2	(2)	0	0
Brent 1st Line August Futures	08/2020	12	(11)	(4)	0	0
Brent 1st Line December Futures	12/2020	12	(12)	(5)	0	0
Brent 1st Line July Futures	07/2020	12	(6)	1	1	0
Brent 1st Line November Futures	11/2020	12	(12)	(5)	0	0
Brent 1st Line October Futures	10/2020	12	(12)	(5)	0	0
Brent 1st Line September Futures	09/2020	12	(11)	(5)	1	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2020	2	2	(5)	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2020	2	3	(3)	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2020	2	1	(6)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2020	2	3	(3)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2020	2	3	(4)	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2020	2	2	(4)	0	0
Brent Crude December Futures	10/2021	732	32,252	2,378	0	(437)
Brent Crude March Futures	01/2022	84	3,741	259	0	(50)
Brent Crude October Futures	08/2020	190	7,864	447	0	(106)
Brent Crude September Futures	07/2020	140	5,778	(54)	0	(84)
California Carbon Allowance Future Vintage December Futures	12/2020	101	1,699	223	1	0
California Carbon Allowance Future Vintage December Futures	12/2021	23	401	5	0	(1)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	3,731	21	(2)	0	(2)
Chicago Ethanol (Platts) August Futures	08/2020	11	560	95	14	0
Chicago Ethanol (Platts) December Futures	12/2020	50	2,473	31	63	0
Chicago Ethanol (Platts) February Futures	02/2021	4	199	(23)	5	0
Chicago Ethanol (Platts) January Futures	01/2021	23	1,135	34	29	0
Chicago Ethanol (Platts) July Futures	07/2020	2	105	23	3	0
Chicago Ethanol (Platts) March Futures	03/2021	4	200	(22)	5	0
Chicago Ethanol (Platts) November Futures	11/2020	31	1,536	(42)	39	0
Chicago Ethanol (Platts) October Futures	10/2020	30	1,496	(36)	38	0
Chicago Ethanol (Platts) September Futures	09/2020	19	956	138	24	0
Cocoa September Futures	09/2020	46	1,006	(93)	0	(28)
Copper December Futures	12/2020	36	2,468	295	29	0
Copper September Futures	09/2020	8	546	0	0	(1)
Corn December Futures	12/2021	9	168	1	3	0
Cotton No. 2 December Futures	12/2020	15	457	10	10	0
Euro-Bobl September Futures	09/2020	459	69,607	421	0	(36)
Euro-Bund 10-Year Bond September Futures	09/2020	291	57,711	212	0	(59)
Gas Oil December Futures	12/2020	330	12,119	219	27	0
Gas Oil December Futures	12/2021	70	2,772	78	0	(2)
Gas Oil June Futures	06/2021	1	38	1	0	0
Gold 100 oz. August Futures	08/2020	102	18,365	462	203	0
Gold 100 oz. December Futures	12/2021	6	1,101	91	12	0
Gold 100 oz. June Futures	06/2021	1	183	30	2	0
Henry Hub Natural Gas April Futures	03/2021	4	25	(1)	0	0
Henry Hub Natural Gas April Futures	03/2022	10	57	(5)	0	0
Henry Hub Natural Gas August Futures	07/2021	4	25	(1)	0	0
Henry Hub Natural Gas August Futures	07/2022	10	58	(4)	0	0
Henry Hub Natural Gas December Futures	11/2021	4	27	1	0	0
Henry Hub Natural Gas December Futures	11/2022	10	64	2	0	0
Henry Hub Natural Gas February Futures	01/2021	4	28	2	0	0
Henry Hub Natural Gas February Futures	01/2022	10	70	8	0	0
Henry Hub Natural Gas January Futures	12/2020	4	29	3	0	0
Henry Hub Natural Gas January Futures	12/2021	10	71	9	0	0
Henry Hub Natural Gas July Futures	06/2021	4	25	(1)	0	0
Henry Hub Natural Gas July Futures	06/2022	10	58	(4)	0	0
Henry Hub Natural Gas June Futures	05/2021	4	25	(1)	0	0
Henry Hub Natural Gas June Futures	05/2022	10	57	(5)	0	0
Henry Hub Natural Gas March Futures	02/2021	4	27	1	0	0
Henry Hub Natural Gas March Futures	02/2022	10	66	4	0	0
Henry Hub Natural Gas May Futures	04/2021	4	24	(2)	0	0
Henry Hub Natural Gas May Futures	04/2022	10	56	(6)	0	0
Henry Hub Natural Gas November Futures	10/2021	4	26	0	0	0
Henry Hub Natural Gas November Futures	10/2022	10	59	(2)	0	0
Henry Hub Natural Gas October Futures	09/2021	4	25	(1)	0	0
Henry Hub Natural Gas October Futures	09/2022	10	58	(4)	0	0
Henry Hub Natural Gas September Futures	08/2021	4	25	(1)	0	0
Henry Hub Natural Gas September Futures	08/2022	10	57	(4)	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Live Cattle August Futures	08/2020	96	3,697	(20)	0	(8)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures	08/2020	2	3	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures	12/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures	07/2020	2	3	4	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures	11/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures	10/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	1	1	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures	09/2020	2	3	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	1	19	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	1	19	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2020	4	83	21	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	1	20	4	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	1	21	6	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	1	21	6	1	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	1	19	3	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	1	19	3	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	1	20	5	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	1	19	3	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2020	4	83	20	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	1	20	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2020	4	82	19	2	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	1	19	4	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	1	19	4	0	0
Natural Gas August Futures	07/2020	593	10,383	19	259	0
Natural Gas August Futures	07/2020	44	274	26	70	0
Natural Gas February Futures	01/2021	69	1,964	(44)	17	0
Natural Gas March Futures	02/2021	59	1,616	(10)	10	0
New York Harbor ULSD December Futures	11/2020	31	1,631	84	0	(9)
New York Harbor ULSD June Futures	05/2021	7	381	51	0	(3)
Nickel November Futures	11/2020	26	2,002	86	88	(2)
RBOB Gasoline December Futures	11/2021	5	232	51	0	(2)
RBOB Gasoline June Futures	05/2021	14	744	122	0	(5)
RBOB Gasoline September Futures	08/2020	49	2,444	86	16	0
Soybean November Futures	11/2020	10	441	11	12	0
Sugar No. 11 March Futures	02/2021	100	1,407	(7)	13	0
Sugar No. 11 October Futures	09/2020	41	549	0	5	0
U.S. Treasury 2-Year Note September Futures	09/2020	2,029	448,060	30	32	0
U.S. Treasury 5-Year Note September Futures	09/2020	366	46,022	58	20	(12)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	273	59,557	266	63	(282)
Wheat September Futures	09/2020	180	3,958	(224)	30	0
White Sugar October Futures	09/2020	70	1,243	111	13	0
WTI Brent Financial August Futures	08/2020	1	(2)	5	0	0
WTI Brent Financial December Futures	12/2020	1	(2)	4	0	0
WTI Brent Financial July Futures	07/2020	1	(2)	5	0	0
WTI Brent Financial November Futures	11/2020	1	(2)	5	0	0
WTI Brent Financial October Futures	10/2020	1	(2)	5	0	0
WTI Brent Financial September Futures	09/2020	1	(2)	5	0	0
WTI Crude April Futures	03/2021	48	1,924	6	0	(23)
WTI Crude August Futures	07/2020	198	7,775	372	0	(88)
WTI Crude December Futures	11/2020	43	1,706	397	0	(21)
WTI Crude December Futures	11/2022	54	2,265	42	0	(39)
WTI Crude July Futures	06/2021	22	888	(301)	0	(17)
WTI Crude June Futures	05/2021	158	6,366	(1,462)	0	(92)
WTI Crude June Futures	05/2022	95	3,926	298	0	(65)
WTI Crude June Futures	05/2023	3	127	(23)	0	(2)
WTI Crude March Futures	02/2021	216	8,634	941	0	(114)
WTI Crude May Futures	04/2021	56	2,250	(740)	0	(32)
WTI Crude October Futures	09/2020	56	2,211	521	0	(25)
WTI Crude September Futures	08/2020	32	1,259	88	0	(16)
WTI Crude September Futures	08/2021	215	8,716	(156)	0	(133)
WTI Houston (Argus) vs. WTI Trade April Futures	03/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	2	2	2	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	3	3	3	0	0
WTI Houston (Argus) vs. WTI Trade August Futures	07/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2021	5	5	(7)	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

WTI Houston (Argus) vs. WTI Trade February Futures	01/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures	12/2020	5	5	(8)	0	0
WTI Houston (Argus) vs. WTI Trade July Futures	06/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade June Futures	05/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade March Futures	02/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade May Futures	04/2021	5	5	(7)	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2021	5	5	(7)	0	(1)
WTI Houston (Argus) vs. WTI Trade October Futures	09/2021	5	5	(7)	0	(1)
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	2	2	2	1	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	3	3	3	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2021	5	5	(7)	0	0
WTI Midland vs WTI Trade August Futures	07/2020	3	0	1	0	0
WTI Midland vs WTI Trade December Futures	11/2020	3	0	1	0	0
WTI Midland vs WTI Trade November Futures	10/2020	3	0	1	0	0
WTI Midland vs WTI Trade October Futures	09/2020	3	0	1	0	0
WTI Midland vs WTI Trade September Futures	08/2020	3	0	1	0	0
Zinc November Futures	11/2020	19	975	36	64	0
				$5,881	$1,231	$(1,802)
SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures	11/2020	79	$(3,225)	$(189)	$0	$(189)
Aluminum September Futures	09/2020	14	(566)	(14)	0	(14)
Arabica Coffee December Futures	12/2020	42	(1,629)	(16)	1	(14)
Australia Government 3-Year Note September Futures	09/2020	371	(29,970)	(13)	4	0
Australia Government 10-Year Bond September Futures	09/2020	137	(14,067)	(223)	17	(11)
Brent Crude December Futures	10/2020	21	(877)	(1)	1	(2)
Brent Crude December Futures	10/2022	56	(2,570)	(9)	39	0
Brent Crude December Futures	10/2023	160	(7,594)	323	125	0
Brent Crude June Futures	04/2021	305	(13,133)	(934)	176	0
Brent Crude June Futures	04/2022	317	(14,294)	71	202	0
Brent Crude June Futures	04/2023	59	(2,764)	(63)	44	0
Brent Crude March Futures	01/2021	6	(254)	(4)	3	0
Brent Crude November Futures	09/2020	51	(2,120)	(389)	29	0
Brent Crude September Futures	07/2021	81	(3,534)	(10)	47	0
Call Options Strike @ USD 42.000 on Brent Crude September 2020 Futures (1)	07/2020	96	(179)	(79)	43	0
Call Options Strike @ USD 43.000 on Brent Crude September 2020 Futures (1)	07/2020	138	(190)	(50)	53	0
Call Options Strike @ USD 44.000 on Brent Crude September 2020 Futures (1)	07/2020	104	(103)	(3)	33	0
Call Options Strike @ USD 45.000 on Brent Crude September 2020 Futures (1)	07/2020	144	(101)	59	36	0
Call Options Strike @ USD 46.000 on Brent Crude September 2020 Futures (1)	07/2020	96	(48)	51	17	0
Call Options Strike @ USD 47.000 on Brent Crude October 2020 Futures (1)	08/2020	55	(53)	9	12	0
Call Options Strike @ USD 48.000 on Brent Crude October 2020 Futures (1)	08/2020	96	(76)	32	17	0
Call Options Strike @ USD 49.000 on Brent Crude October 2020 Futures (1)	08/2020	180	(117)	105	25	0
Call Options Strike @ USD 50.000 on Brent Crude October 2020 Futures (1)	08/2020	96	(52)	60	11	0
Corn December Futures	12/2020	301	(5,275)	(235)	0	(235)
Corn March Futures	03/2021	70	(1,264)	(21)	0	(55)
Corn September Futures	09/2020	354	(6,045)	(202)	0	(222)
Euro-BTP Italy Government Bond September Futures	09/2020	554	(73,016)	(605)	12	(93)
Euro-Buxl 30-Year Bond September Futures	09/2020	76	(18,781)	(529)	92	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	114	(21,472)	(290)	9	(1)
Euro-Schatz September Futures	09/2020	4,203	(529,533)	(480)	118	0
Gas Oil June Futures	06/2022	25	(1,023)	(8)	1	0
Gas Oil March Futures	03/2021	76	(2,867)	560	0	(2)
Gas Oil September Futures	09/2020	96	(3,446)	(228)	0	(22)
Japan Government 10-Year Bond September Futures	09/2020	32	(45,033)	0	56	0
Lead November Futures	11/2020	4	(178)	0	41	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures	04/2021	1	(18)	(3)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures	08/2021	1	(18)	(3)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2020	4	(81)	(16)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures	12/2021	1	(19)	(4)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap February Futures	02/2021	1	(21)	(6)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap January Futures	01/2021	1	(21)	(6)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures	07/2021	1	(18)	(3)	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures	06/2021	1	(18)	(3)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures	03/2021	1	(19)	(4)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures	05/2021	1	(18)	(3)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2020	4	(81)	(16)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures	11/2021	1	(19)	(4)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2020	4	(80)	(15)	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures	10/2021	1	(19)	(4)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures	09/2021	1	(18)	(3)	0	0
Natural Gas April Futures	03/2021	4	(38)	2	2	0
Natural Gas April Futures	03/2022	11	(125)	4	0	(2)
Natural Gas August Futures	07/2021	4	(39)	3	3	0
Natural Gas August Futures	07/2022	11	(124)	9	0	(3)
Natural Gas December Futures	11/2020	68	(1,868)	75	0	(16)
Natural Gas December Futures	11/2021	4	(51)	(9)	0	(9)
Natural Gas December Futures	11/2022	11	(145)	(12)	0	(3)
Natural Gas February Futures	01/2021	4	(38)	(1)	0	(1)
Natural Gas February Futures	01/2022	11	(126)	(6)	0	(2)
Natural Gas January Futures	12/2020	256	(7,380)	147	0	(67)
Natural Gas January Futures	12/2020	4	(42)	(1)	0	(1)
Natural Gas January Futures	12/2021	11	(140)	(7)	0	(2)
Natural Gas July Futures	06/2021	4	(38)	3	4	0
Natural Gas July Futures	06/2022	11	(123)	11	0	(3)
Natural Gas June Futures	05/2021	4	(37)	3	3	0
Natural Gas June Futures	05/2022	11	(118)	11	0	(2)
Natural Gas March Futures	02/2021	4	(41)	0	0	0
Natural Gas March Futures	02/2022	11	(132)	1	0	(2)
Natural Gas May Futures	04/2021	4	(39)	2	3	0
Natural Gas May Futures	04/2022	11	(123)	10	0	(2)
Natural Gas November Futures	10/2021	4	(46)	(5)	0	(5)
Natural Gas November Futures	10/2022	11	(135)	(6)	0	(3)
Natural Gas October Futures	09/2020	266	(5,019)	583	0	(64)
Natural Gas October Futures	09/2021	4	(44)	(2)	0	(2)
Natural Gas October Futures	09/2022	11	(136)	(3)	0	(3)
Natural Gas September Futures	08/2020	15	(268)	0	10	(4)
Natural Gas September Futures	08/2021	4	(39)	1	1	0
Natural Gas September Futures	08/2022	11	(121)	8	0	(3)
Nickel September Futures	09/2020	10	(768)	4	6	0
Platinum October Futures	10/2020	31	(1,319)	(4)	0	(37)
Put Options Strike @ USD 29.000 on Brent Crude September 2020 Futures (1)	07/2020	6	(2)	6	0	0
Put Options Strike @ USD 30.000 on Brent Crude September 2020 Futures (1)	07/2020	8	(3)	9	0	0
RBOB Gasoline August Futures	07/2020	72	(3,633)	(77)	0	(42)
RBOB Gasoline December Futures	11/2020	112	(5,059)	(39)	25	0
RBOB Gasoline October Futures	09/2020	2	(93)	2	0	0
Silver September Futures	09/2020	14	(1,305)	(28)	0	(45)
Soybean November Futures	11/2021	4	(174)	1	0	(1)
Soybean Oil December Futures	12/2020	154	(2,662)	(16)	1	(32)
U.S. Treasury 10-Year Note September Futures	09/2020	2,802	(389,960)	(1,399)	438	(41)
U.S. Treasury 10-Year Ultra September Futures	09/2020	407	(64,096)	(385)	102	0
U.S. Treasury 30-Year Bond September Futures	09/2020	1,299	(231,953)	(633)	609	0
United Kingdom Long Gilt September Futures	09/2020	853	(145,479)	110	169	(233)
Wheat December Futures	12/2020	91	(2,270)	21	0	(23)
Wheat September Futures	09/2020	1	(25)	0	1	0
WTI Crude August Futures	07/2021	24	(971)	(2)	12	0
WTI Crude December Futures	11/2020	273	(10,833)	(673)	139	0
WTI Crude December Futures	11/2021	303	(12,371)	181	199	0
WTI Crude June Futures	05/2021	70	(2,820)	(229)	41	0
WTI Crude November Futures	10/2020	62	(2,454)	(257)	27	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	1	(1)	3	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	1	(1)	3	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	1	(1)	3	0	0
WTI Midland vs WTI Trade April Futures	03/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade August Futures	07/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade December Futures	11/2021	5	(1)	6	1	0
WTI Midland vs WTI Trade February Futures	01/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade January Futures	12/2020	5	(1)	6	0	0
WTI Midland vs WTI Trade July Futures	06/2021	5	(1)	5	0	0
WTI Midland vs WTI Trade June Futures	05/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade March Futures	02/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade May Futures	04/2021	5	(1)	6	0	0
WTI Midland vs WTI Trade November Futures	10/2021	5	(1)	5	1	0
WTI Midland vs WTI Trade October Futures	09/2021	5	(1)	5	1	0
WTI Midland vs WTI Trade September Futures	08/2021	5	(1)	5	0	0
Zinc September Futures	09/2020	60	(3,069)	(29)	0	(37)
				$(5,957)	$3,062	$(1,553)
Total Futures Contracts				$(76)	$4,293	$(3,355)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	2,180	$36	$(27)	$9	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.877		$1,200	(29)	30	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		2,400	(133)	95	(38)	6	0
							$(126)	$98	$(28)	$6	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly		12/20/2024		$13,524	$(842)	$906	$64	$0	$(99)
CDX.HY-34 5-Year Index	(5.000)	Quarterly		06/20/2025		44,175	2,610	(2,344)	266	0	(349)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly		12/20/2024	EUR	12,200	(349)	119	(230)	0	(36)
							$1,419	$(1,319)	$100	$0	$(484)
INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	29,700	$91	$(4,197)	$(4,106)	$0	$(64)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$12,400	(313)	(746)	(1,059)	12	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		900	77	(142)	(65)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	(494)	(539)	18	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		568,470	(11)	(117)	(128)	5	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	5,200	(7)	(807)	(814)	43	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	757	764	0	(29)
Receive	CPURNSA	1.592	Maturity	09/20/2021		$44,800	(4)	(711)	(715)	0	(2)
Receive	CPURNSA	2.069	Maturity	07/15/2022		10,500	0	(330)	(330)	4	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		11,100	(988)	(510)	(1,498)	5	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		63,290	0	(2,908)	(2,908)	22	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		13,380	(4)	(715)	(719)	7	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		10,270	0	(550)	(550)	5	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		15,760	0	(887)	(887)	0	(20)
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	3,079	3,149	0	(47)
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	1,065	1,065	0	(18)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	1,617	1,617	0	(27)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	1,655	1,655	0	(27)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	1,095	1,095	0	(31)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	1,756	1,756	0	(62)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	5,837	5,858	0	(203)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020	EUR	1,320	0	(22)	(22)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		12,400	0	(370)	(370)	0	(2)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		10,510	(2)	(383)	(385)	7	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		8,760	0	1,027	1,027	0	(25)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	1,392	1,408	0	(44)
Pay	UKRPI	2.890	Maturity	06/15/2022	GBP	19,400	8	142	150	0	(14)
Pay	UKRPI	3.330	Maturity	01/15/2025		103,100	3,072	52	3,124	0	(198)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,570	0	126	126	0	(8)
Pay	UKRPI	3.633	Maturity	12/15/2028		2,300	0	199	199	0	(12)
Pay	UKRPI	3.400	Maturity	01/15/2030		46,800	(20)	1,058	1,038	0	(296)
Pay	UKRPI	3.480	Maturity	01/15/2030		24,100	258	598	856	0	(152)
Pay	UKRPI	3.325	Maturity	08/15/2030		25,090	236	1,194	1,430	0	(202)
							$2,462	$8,760	$11,222	$129	$(1,483)
Total Swap Agreements							$3,755	$7,539	$11,294	$135	$(1,967)
(k)	Securities with an aggregate market value of $58,113 and cash of $1,225 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)	Unsettled variation margin Asset of $30 and liability of $(1) for closed future and liability of $(19) for closed swap agreements is outstanding at period end.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020		$15,214	JPY	1,625,644	$0	$(159)
	08/2020	JPY	1,625,644		$15,221	159	0
	08/2020		$5	RUB	367	0	0
	09/2020	CNH	2,657		$371	0	(4)
	09/2020	ILS	7,886		2,296	15	0
	09/2020	TWD	10,201		345	0	(5)
	07/2021	EUR	57		65	0	0
	07/2021		$247	EUR	225	8	0
	07/2022	EUR	350		$389	0	(10)
BPS	07/2020	BRL	149		27	0	0
	07/2020	DKK	15,020		2,213	0	(51)
	07/2020	EUR	6,733		7,619	59	(4)
	07/2020	GBP	5,612		7,101	148	0
	07/2020		$28	BRL	149	0	0
	07/2020		4,311	EUR	3,840	3	0
	07/2020		1,227	GBP	969	0	(27)
	07/2020		52	RUB	3,703	1	(1)
	08/2020		28		1,992	0	(1)
	09/2020		203	IDR	2,880,215	0	(7)
	07/2022	EUR	260		$299	2	0
BSH	07/2020	BRL	18,823		4,347	888	(3)
	07/2020		$3,709	BRL	18,823	0	(248)
CBK	07/2020	BRL	1,938		$464	107	0
	07/2020	COP	525,283		146	6	0
	07/2020		$354	BRL	1,938	2	0
	07/2020		36,043	DKK	239,836	235	(117)
	07/2020		4,801	EUR	4,258	0	(17)
	08/2020	NZD	91,993		$58,929	0	(438)
	08/2020		$24	RUB	1,623	0	(1)
	09/2020	KRW	287,416		$233	0	(6)
	09/2020	MXN	179,135		8,073	358	0
	09/2020	PEN	16,987		4,935	147	0
	10/2020	DKK	195,761		29,642	119	(51)
GLM	07/2020		822,530		119,674	0	(4,341)
	07/2020	EUR	2,080		2,337	0	0
	07/2020	MXN	363,120		14,569	0	(1,183)
	07/2020		$476	MXN	10,435	0	(23)
	07/2020		16	RUB	1,218	1	0
	08/2020		20		1,409	0	(1)
	01/2021		88	EUR	81	3	0
	10/2022	EUR	38		$44	0	0
HUS	07/2020	CAD	22,131		16,084	0	(218)
	07/2020	EUR	8,898		9,968	14	(43)
	07/2020	GBP	5,645		6,998	3	0
	07/2020	NZD	61,329		38,033	0	(1,543)
	07/2020		$1,273	CAD	1,744	11	0
	07/2020		27	RUB	1,869	0	(1)
	08/2020	CAD	1,744		$1,273	0	(11)
	08/2020	GBP	107,629		131,988	0	(1,403)
	09/2020	PLN	191		49	0	0
	09/2020		$475	CNY	3,403	5	0
	09/2020		191	INR	14,585	0	0
	02/2021		73	EUR	67	3	0
	04/2021		75		69	3	0
	05/2021		81		74	3	0
	06/2021		71		65	3	0
	08/2021		79		73	3	0
	09/2021		76		70	3	0
	11/2021		86		78	3	0
	12/2021		93		85	4	0
IND	03/2021		82		75	3	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

JPM	07/2020	EUR	2,401	$2,710	13	0
07/2020	GBP	100,438	123,527	0	(925)
07/2020	$13,732	DKK	90,669	0	(61)
07/2020	1,349	GBP	1,077	0	(15)
08/2020	54	RUB	3,748	0	(1)
10/2020	DKK	90,669	$13,761	64	0
03/2021	EUR	75	84	0	(1)
04/2021	69	78	0	(1)
05/2021	74	83	0	0
06/2021	65	74	0	0
07/2021	416	471	0	0
08/2021	73	82	0	0
09/2021	70	79	0	0
10/2021	76	86	0	0
11/2021	78	89	0	0
12/2021	85	97	0	0
01/2022	39	44	0	(1)
02/2022	36	40	0	0
03/2022	38	43	0	0
04/2022	36	41	0	0
05/2022	35	40	0	0
06/2022	34	38	0	0
07/2022	433	496	2	(2)
08/2022	35	40	0	0
09/2022	35	39	0	0
11/2022	38	44	0	0
12/2022	41	46	0	0
MYI	07/2020	AUD	73,494	48,766	0	(1,952)
07/2020	$48,484	AUD	73,494	2,234	0
07/2020	9,682	CAD	13,226	60	0
07/2020	44,738	DKK	296,526	33	(63)
07/2020	19,004	JPY	2,032,859	0	(177)
08/2020	CAD	13,226	$9,683	0	(60)
08/2020	JPY	2,032,859	19,012	177	0
09/2020	PLN	245	62	0	0
10/2020	DKK	398,129	60,211	94	(29)
01/2021	EUR	68	77	0	(1)
02/2021	56	63	0	0
RBC	01/2021	13	14	0	0
02/2021	11	13	0	0
SCX	07/2020	CLP	115,328	148	8	0
07/2020	EUR	85,391	95,042	0	(895)
07/2020	NZD	15,332	9,509	0	(385)
07/2020	$50,562	AUD	73,494	156	0
08/2020	AUD	73,494	$50,567	0	(161)
08/2020	EUR	97,013	109,038	0	(35)
SOG	07/2020	$16,105	DKK	106,904	13	0
10/2020	DKK	106,904	$16,139	0	(12)
SSB	09/2020	SGD	144	102	0	(2)
TOR	07/2020	AUD	73,494	48,847	0	(1,871)
07/2020	JPY	6,387,000	59,330	177	0
07/2020	$5,247	CAD	7,162	28	0
07/2020	12,304	JPY	1,316,056	0	(116)
08/2020	CAD	7,162	$5,248	0	(28)
08/2020	JPY	1,316,055	12,309	116	0
07/2021	EUR	157	171	0	(6)
10/2021	$83	EUR	76	3	0
UAG	07/2020	NZD	15,332	$9,499	0	(395)
07/2020	$13,213	JPY	1,412,441	0	(132)
07/2020	14	RUB	1,011	1	0
08/2020	JPY	1,412,441	$13,219	132	0
08/2020	$69	RUB	4,869	0	(1)
Total Forward Foreign Currency Contracts	$5,633	$(17,245)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2050	$64.000	08/06/2020	70,400	$3	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	73.000	07/07/2020	8,300	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	76.000	07/07/2020	119,000	5	0
$8	$0
STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	127	$16	$16

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

MYC	Call - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	190	23	23
	Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	190	0	0
							$39	$39
Total Purchased Options							$47	$39
WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «			$13.000	12/31/2020	23	$(39)	$(173)
	Call - OTC QS Co. December 2020 Futures «			21.000	12/31/2020	12	(16)	0
GST	Call - OTC Fuel Co. December 2020 Futures «			13.000	12/31/2020	40	(67)	(246)
	Call - OTC Fuel Co. December 2020 Futures «			14.500	12/31/2020	12	(28)	(90)
	Call - OTC QS Co. December 2020 Futures «			18.000	12/31/2020	6	(15)	0
	Call - OTC QS Co. December 2020 Futures «			21.000	12/31/2020	12	(17)	0
JPM	Call - OTC QS Co. December 2020 Futures «			18.100	12/31/2020	22	(56)	0
	Call - OTC QS Co. December 2020 Futures «			20.000	12/31/2020	24	(40)	0
							$(278)	$(509)
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	8,600	$(5)	$(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	8,600	(17)	(11)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	6,800	(9)	(8)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	7,900	(6)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	7,900	(16)	(17)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	6,600	(4)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	6,600	(13)	(14)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	5,600	(4)	(3)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	7,600	(5)	(6)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	5,600	(7)	(7)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	7,600	(11)	(7)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	5,700	(4)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	5,700	(11)	(9)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	6,300	(6)	(6)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	6,300	(5)	(5)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	5,300	(5)	(6)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	5,300	(13)	(11)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	11,000	(8)	(24)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	7,200	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	7,200	(11)	(9)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	8,700	(7)	(16)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	5,800	(5)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	5,800	(10)	(9)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	6,200	(5)	(6)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	6,200	(16)	(13)
							$(208)	$(211)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA	218.803	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		02/11/2021	85,000	$(863)	$0
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	32,600	(421)	0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	31,400	(1,428)	(16)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	25,800	(179)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	40,600	(749)	0
							$(3,640)	$(16)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	9,200	$(283)	$(307)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	5,900	(180)	(192)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	12,300	(404)	(394)
							$(867)	$(893)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			$101.000	07/07/2020		4,800	$(34)		$(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.133	08/06/2020		2,500	(10)		(3)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.457	07/07/2020		8,600	(59)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.723	07/07/2020		12,900	(84)		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.504	07/07/2020		7,700	(36)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.531	07/07/2020		5,300	(19)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.094	08/06/2020		11,300	(44)		(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.563	08/06/2020		5,100	(27)		(7)
								$(313)		$(29)
Total Written Options								$(5,306)		$(1,658)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	CBOT Wheat September Futures	$5.168	Maturity	08/21/2020	200,000	$0	$50	$50	$0
	Receive	EURMARGIN 2H20	5.250	Maturity	12/31/2020	9,000	0	(10)	0	(10)
	Receive	EURMARGIN 4Q20	6.100	Maturity	12/31/2020	6,900	(2)	(14)	0	(16)
	Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	60,102	(1)	(243)	0	(244)
	Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	19,800	(29)	2	0	(27)
	Receive	EUROBOBCO CAL21	5.900	Maturity	12/31/2021	22,800	(134)	56	0	(78)
	Receive	HOBR CAL21	14.100	Maturity	12/31/2021	6,000	0	(14)	0	(14)
	Pay	NAPHTHACO 2H20	3.300	Maturity	12/31/2020	600	0	(1)	0	(1)
	Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	9,600	0	6	6	0
CBK	Pay	EURMARGIN 2H20	4.220	Maturity	12/31/2020	102,600	0	12	12	0
	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	33,360	(13)	(115)	0	(128)
	Receive	KCBT Wheat September Futures	4.643	Maturity	08/21/2020	135,000	0	(33)	0	(33)
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	18,000	2	31	33	0
	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	54,400	(1)	(53)	0	(54)
GST	Pay	CBOT Wheat September Futures	5.153	Maturity	08/21/2020	100,000	0	23	23	0
	Pay	CBOT Wheat September Futures	5.158	Maturity	08/21/2020	150,000	0	36	36	0
	Pay	CBOT Wheat September Futures	5.198	Maturity	08/21/2020	120,000	0	34	34	0
	Pay	CBOT Wheat September Futures	5.200	Maturity	08/21/2020	150,000	0	42	42	0
	Receive	EBOBFUEL CAL20	21.600	Maturity	12/31/2020	13,200	0	(167)	0	(167)
	Receive	EURMARGIN 4Q20	5.950	Maturity	12/31/2020	4,200	0	(9)	0	(9)
	Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	12,000	0	15	15	0
	Receive	EURMARGIN G0-Z0	6.750	Maturity	12/31/2020	44,400	0	(123)	0	(123)
	Receive	EUROBOBCO CAL20	6.150	Maturity	12/31/2020	6,000	0	(26)	0	(26)
	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	6,000	0	(14)	0	(14)
	Pay	HOBR CAL21	17.320	Maturity	12/31/2021	34,800	0	191	191	0
	Pay	HOBR CAL21	17.470	Maturity	12/31/2021	24,000	0	136	136	0
	Receive	KCBT Wheat September Futures	0.495	Maturity	08/21/2020	205,000	0	(5)	0	(5)
	Receive	KCBT Wheat September Futures	4.668	Maturity	08/21/2020	130,000	0	(35)	0	(35)
	Receive	KCBT Wheat September Futures	4.800	Maturity	08/21/2020	230,000	0	(93)	0	(93)
	Receive	Live Cattle September Futures	96.475	Maturity	08/07/2020	1,400,000	0	(3)	0	(3)
	Receive	MEHDUB CAL20	0.750	Maturity	12/31/2020	3,600	0	1	1	0
JPM	Pay	CBOT Wheat September Futures	5.103	Maturity	08/21/2020	145,000	0	27	27	0
	Pay	CBOT Wheat September Futures	5.110	Maturity	08/21/2020	140,000	0	27	27	0
	Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	10,200	0	(132)	0	(132)
	Pay	EURMARGIN 2H20	4.400	Maturity	12/31/2020	78,000	0	23	23	0
	Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	25,680	(38)	(3)	0	(41)
	Receive	EURMARGIN G0-Z0	6.900	Maturity	12/31/2020	22,098	0	(64)	0	(64)
	Receive	EUROBOBCO CAL20	6.800	Maturity	12/31/2020	12,000	(11)	(49)	0	(60)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	114,000	(592)	(4)	0	(596)
	Receive	HOBR CAL21	15.500	Maturity	12/31/2021	7,440	0	(27)	0	(27)
	Receive	KCBT Wheat September Futures	4.610	Maturity	08/21/2020	265,000	0	(56)	0	(56)
	Receive	Live Cattle September Futures	96.825	Maturity	08/07/2020	1,400,000	0	(8)	0	(8)
	Receive	LLSDUB CAL20	0.200	Maturity	12/31/2020	7,200	0	2	2	0
	Receive	MEHCO CAL20	3.100	Maturity	12/31/2020	6,000	0	11	11	0
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	10,200	0	(134)	0	(134)
	Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	93,600	0	156	156	0
	Receive	EURMARGIN G0-Z0	7.230	Maturity	12/31/2020	46,200	0	(150)	0	(150)
	Receive	EUROBOBCO CAL20	6.700	Maturity	12/31/2020	6,000	0	(29)	0	(29)
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	81,600	(461)	258	0	(203)
	Receive	HOBR CAL21	16.250	Maturity	12/31/2021	12,000	0	(53)	0	(53)
	Receive	KCBT Wheat September Futures	4.623	Maturity	08/21/2020	150,000	0	(34)	0	(34)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Receive	LLSDUB CAL20	0.300	Maturity	12/31/2020	3,600	0	1	1	0
Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	15,600	0	19	19	0
Receive	MEHDUB CAL20	0.700	Maturity	12/31/2020	12,000	5	(1)	4	0
Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	13,200	0	(4)	0	(4)
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	8,040	0	(101)	0	(101)
Pay	EURMARGIN 2H20	4.080	Maturity	12/31/2020	144,000	0	(3)	0	(3)
Receive	EURMARGIN 4Q20	5.850	Maturity	12/31/2020	5,700	0	(12)	0	(12)
Receive	EURMARGIN CAL21	3.000	Maturity	12/31/2021	3,600	0	6	6	0
Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	10,200	0	13	13	0
Receive	EURMARGIN CAL21	3.470	Maturity	12/31/2021	3,600	0	5	5	0
Receive	EURMARGIN G0-Z0	7.550	Maturity	12/31/2020	163,800	0	(584)	0	(584)
Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	12,000	0	(77)	0	(77)
Receive	EUROBOBCO CAL21	1.900	Maturity	12/31/2021	14,400	0	63	63	0
Receive	EUROBOBCO CAL21	3.550	Maturity	12/31/2021	4,800	0	(5)	0	(5)
Receive	EUROBOBCO CAL21	4.970	Maturity	12/31/2021	7,200	0	(18)	0	(18)
Receive	EUROBOBCO CAL21	5.250	Maturity	12/31/2021	1,200	0	(3)	0	(3)
Receive	EUROBOBCO CAL21	5.350	Maturity	12/31/2021	12,000	0	(35)	0	(35)
Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	10,800	0	(34)	0	(34)
Receive	EUROBOBCO CAL21	5.750	Maturity	12/31/2021	6,000	0	(20)	0	(20)
Receive	EUROBOBCO CAL21	5.800	Maturity	12/31/2021	8,400	0	(28)	0	(28)
Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	7,200	0	(37)	0	(37)
Receive	HOBR CAL21	15.450	Maturity	12/31/2021	6,000	0	(22)	0	(22)
Receive	MEHCO CAL20	3.000	Maturity	12/31/2020	6,000	0	11	11	0
Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	6,000	0	0	0	0
Receive	NAPHTHACO CA21	7.000	Maturity	12/31/2021	12,000	0	32	32	0
Receive	ULSDCO 2H20	10.620	Maturity	12/31/2020	15,000	0	(36)	0	(36)
Receive	ULSDCO CAL21	9.030	Maturity	12/31/2021	3,600	0	3	3	0
$(1,275)	$(1,429)	$982	$(3,686)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	10,600	$0	$376	$376	$0
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	9,430	0	324	324	0
GLM	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028	17,060	(1)	614	613	0
Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028	860	0	29	29	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	7,240	0	257	257	0
HUS	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	5,820	0	206	206	0
JPM	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028	8,920	0	332	332	0
$(1)	$2,138	$2,137	$0
TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMTR Index	2,237,653	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$303,853	$0	$6,335	$6,335	$0
Pay	SPGCESTR Index	35,198	0.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	10,070	0	(198)	0	(198)
CBK	Receive	BCOMTR Index	37,210	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	5,053	0	105	105	0
Receive	CIXBSTR3 Index	692,892	0.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	102,179	0	2,163	2,163	0
CIB	Receive	BCOMTR Index	119,738	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	16,259	0	339	339	0
Receive	PIMCODB Index(6)	721,305	0.000%	Monthly	02/16/2021	50,492	0	755	755	0
FBF	Receive	BCOMTR Index	1,659,212	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	225,306	0	4,699	4,699	0
GST	Receive	BCOMF1TC Index(7)	1,136,646	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	239,577	0	5,183	5,183	0
Receive	BCOMTR Index	763,246	0.280% (3-Month USD-LIBOR plus a specified spread)	Monthly	02/16/2021	103,642	771	1,389	2,160	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

	Receive	BCOMTR1 Index(8)	1,106,492	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	163,934	0	3,416	3,416	0
	Receive	BCOMTR2 Index(9)	506,623	0.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	69,041	0	1,449	1,449	0
	Receive	CMDSKEWLS Index	140,790	0.250%	Monthly	02/16/2021	19,984	0	216	216	0
JPM	Pay	JMC10FNX Index	1,084,195	0.000%	Monthly	07/15/2020	2,140	0	(28)	0	(28)
	Receive	JMC1TZTX Index	66,895	0.000%	Monthly	07/15/2020	831	0	13	13	0
	Pay	BCOMTR Index	384,098	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2021	52,157	0	(1,087)	0	(1,087)
	Receive	JMABDEWE Index(10)	24,207	0.300%	Monthly	02/16/2021	31,657	0	164	164	0
	Receive	JMABFNC2 Index(11)	207,647	0.170%	Monthly	02/16/2021	75,080	0	1,733	1,733	0
	Receive	SPGCESTR Index	35,198	0.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	10,070	0	198	198	0
MAC	Receive	BCOMTR Index	236,548	0.280% (3-Month USD-LIBOR plus a specified spread)	Monthly	02/16/2021	32,121	0	670	670	0
	Receive	BCOMTR1 Index(12)	1,215,042	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	80,366	0	1,675	1,675	0
	Receive	BCOMTR2 Index(13)	1,994,812	0.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	143,480	0	3,039	3,039	0
	Receive	PIMCODB Index	103,013	0.000%	Monthly	02/16/2021	7,077	0	106	106	0
MEI	Receive	BCOMTR Index	1,240,461	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	168,444	0	3,512	3,512	0
	Receive	BCOMTR1 Index(14)	367,733	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	40,211	0	838	838	0
	Receive	BCOMTR2 Index(15)	658,442	0.270% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	66,498	0	1,393	1,393	0
MYC	Receive	BCOMTR Index	863,397	0.260% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	117,242	0	2,445	2,445	0
	Receive	BCOMTR1 Index(16)	193,730	0.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	75,481	0	1,573	1,573	0
RBC	Receive	RBCAEC0T Index(17)	838,405	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	38,741	0	807	807	0
	Receive	RBCAECR1 Index	303,641	0.260% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	18,371	0	369	369	0
	Receive	RBCAECT0 Index	4,309,621	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	196,216	0	4,087	4,087	0
SOG	Receive	BCOMTR Index	884,825	0.280% (3-Month USD-LIBOR plus a specified spread)	Monthly	02/16/2021	120,151	0	2,505	2,505	0
UAG	Receive	BCOMTR Index	300,310	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	40,779	0	851	851	0
								$771	$50,714	$52,798	$(1,313)
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.250%	Maturity	08/17/2020	$16,500	$0	$93	$93	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Receive	United States Treasury Inflation Indexed Bonds	N/A	0.220%	Maturity	08/20/2020	282,000	0	2,357	2,357	0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.220%	Maturity	08/27/2020	21,400	0	310	310	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.250%	Maturity	07/07/2020	48,100	0	1,017	1,017	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.260%	Maturity	07/15/2020	12,900	0	227	227	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.072%	Maturity	07/02/2020	75,000	0	170	170	0
$0	$4,174	$4,174	$0
VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Pay	GOLDLNPM Index(5)	6.970%	Maturity	08/02/2024	$600	$0	$8	$8	$0
Total Swap Agreements	$(505)	$55,605	$60,099	$(4,999)
(m)

Securities with an aggregate market value of $7,434 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	YOY options may have a series of expirations.
(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(5)	Variance Swap
(6) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	3.4%	$1,703
Arabica Coffee December 2020 Futures	1.9	984
Arabica Coffee September 2020 Futures	0.7	330
Brent Crude January 2021 Futures	0.9	441
Cocoa September 2020 Futures	1.0	495
Copper December 2020 Futures	2.6	1,346
Copper September 2020 Futures	5.7	2,909
Corn September 2020 Futures	0.2	109
Cotton No. 02 December 2020 Futures	5.9	2,955
Gas Oil November 2020 Futures	1.2	588
Gold 100 oz. August 2020 Futures	2.9	1,463
Hard Red Winter Wheat September 2020 Futures	1.1	544
Lead November 2020 Futures	0.6	321
Live Cattle August 2020 Futures	6.4	3,207
New York Harbor ULSD November 2020 Futures	1.6	809
Nickel November 2020 Futures	2.2	1,100
Nickel September 2020 Futures	6.6	3,325
NYMEX - Natural Gas September 2022 Futures	3.7	1,881
Platinum October 2020 Futures	3.3	1,657
RBOB Gasoline November 2020 Futures	5.1	2,579
Silver September 2020 Futures	2.8	1,403
Soybean Meal December 2020 Futures	4.6	2,306
Soybeans November 2020 Futures	2.2	1,123
Sugar No. 11 March 2021 Futures	3.9	1,950
Sugar No. 11 October 2020 Futures	1.1	550
Wheat September 2020 Futures	1.5	762
WTI Crude November 2020 Futures	0.8	422
Zinc November 2020 Futures	1.3	653
Zinc September 2020 Futures	6.6	3,353

Total Long Futures Contracts	$41,268

Cash	18.2%	$9,224
Total Notional Amount	$50,492

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

(7) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$10,691
Arabica Coffee September 2020 Futures	2.6	6,202
Brent Crude September 2020 Futures	4.9	11,742
Copper September 2020 Futures	7.9	18,840
Corn September 2020 Futures	6.0	14,357
Cotton No. 02 December 2020 Futures	1.5	3,604
Gas Oil September 2020 Futures	1.7	4,184
Gold 100 oz. August 2020 Futures	18.0	43,174
Hard Red Winter Wheat September 2020 Futures	1.6	3,812
Lean Hogs August 2020 Futures	1.5	3,489
Live Cattle August 2020 Futures	3.6	8,477
New York Harbor ULSD September 2020 Futures	1.4	3,469
Nickel September 2020 Futures	2.9	7,008
NYMEX - Natural Gas September 2022 Futures	7.7	18,329
RBOB Gasoline September 2020 Futures	1.8	4,287
Silver September 2020 Futures	4.4	10,610
Soybean Meal December 2020 Futures	3.7	8,968
Soybean Oil December 2020 Futures	2.8	6,661
Soybeans November 2020 Futures	6.1	14,599
Sugar No. 11 October 2020 Futures	3.1	7,341
Wheat September 2020 Futures	3.1	7,534
WTI Crude September 2020 Futures	5.8	13,936
Zinc September 2020 Futures	3.4	8,263

Total Long Futures Contracts		$239,577

Total Notional Amount		$239,577

(8) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$7,316
Arabica Coffee September 2020 Futures	2.6	4,244
Brent Crude September 2020 Futures	4.9	8,035
Copper September 2020 Futures	7.9	12,892
Corn September 2020 Futures	6.0	9,824
Cotton No. 02 December 2020 Futures	1.5	2,466
Gas Oil September 2020 Futures	1.7	2,863
Gold 100 oz. August 2020 Futures	18.0	29,543
Hard Red Winter Wheat September 2020 Futures	1.6	2,609
Lean Hogs August 2020 Futures	1.5	2,387
Live Cattle August 2020 Futures	3.6	5,800
New York Harbor ULSD September 2020 Futures	1.4	2,373
Nickel September 2020 Futures	2.9	4,795
NYMEX - Natural Gas September 2022 Futures	7.7	12,542
RBOB Gasoline September 2020 Futures	1.8	2,934
Silver September 2020 Futures	4.4	7,260
Soybean Meal December 2020 Futures	3.7	6,136
Soybean Oil December 2020 Futures	2.8	4,558
Soybeans November 2020 Futures	6.1	9,989
Sugar No. 11 October 2020 Futures	3.1	5,023
Wheat September 2020 Futures	3.1	5,155
WTI Crude September 2020 Futures	5.8	9,536
Zinc September 2020 Futures	3.4	5,654

Total Long Futures Contracts		$163,934

Total Notional Amount		$163,934

(9) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$3,081
Arabica Coffee September 2020 Futures	2.6	1,787
Brent Crude September 2020 Futures	4.9	3,384
Copper September 2020 Futures	7.9	5,429
Corn September 2020 Futures	6.0	4,137
Cotton No. 02 December 2020 Futures	1.5	1,038
Gas Oil September 2020 Futures	1.7	1,206

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Gold 100 oz. August 2020 Futures	18.0	12,442
Hard Red Winter Wheat September 2020 Futures	1.6	1,099
Lean Hogs August 2020 Futures	1.5	1,006
Live Cattle August 2020 Futures	3.6	2,443
New York Harbor ULSD September 2020 Futures	1.4	1,000
Nickel September 2020 Futures	2.9	2,019
NYMEX - Natural Gas September 2022 Futures	7.7	5,282
RBOB Gasoline September 2020 Futures	1.8	1,236
Silver September 2020 Futures	4.4	3,058
Soybean Meal December 2020 Futures	3.7	2,584
Soybean Oil December 2020 Futures	2.8	1,920
Soybeans November 2020 Futures	6.1	4,207
Sugar No. 11 October 2020 Futures	3.1	2,115
Wheat September 2020 Futures	3.1	2,171
WTI Crude September 2020 Futures	5.8	4,016
Zinc September 2020 Futures	3.4	2,381

Total Long Futures Contracts		$69,041

Total Notional Amount		$69,041

(10) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude September 2020 Futures	30.6%	$9,696	Aluminum August 2022 Futures	(7.1)%	$(2,242)
LME - Copper August 2022 Futures	7.1	2,247	Arabica Coffee September 2020 Futures	(3.7)	(1,175)
Nickel August 2020 Futures	7.0	2,227	Cocoa September 2020 Futures	(3.6)	(1,141)
RBOB Gasoline August 2020 Futures	13.7	4,345	Corn September 2020 Futures	(18.3)	(5,784)
Soybean Meal December 2020 Futures	18.1	5,709	ICE - Natural Gas August 2020 Futures	(3.3)	(1,048)
Soybeans November 2020 Futures	24.8	7,853	Lean Hogs August 2020 Futures	(3.7)	(1,182)
			Natural Gas August 2020 Futures	(3.3)	(1,050)
			New York Harbor ULSD August 2020 Futures	(27.3)	(8,657)
			NYMEX - Natural Gas August 2022 Futures	(6.7)	(2,119)
			Wheat September 2020 Futures	(17.8)	(5,628)
			Zinc August 2020 Futures	(7.0)	(2,211)
Total Long Futures Contracts		$32,077	Total Short Futures Contracts		$(32,237)

Cash	100.5%	$31,817
		$63,894
Total Notional Amount					$31,657
(11) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Brent Crude November 2020 Futures	10.7%	$8,028
Copper December 2020 Futures	10.3	7,764
Gas Oil November 2020 Futures	4.4	3,302
Gold 100 oz. December 2020 Futures	19.6	14,687
Lean Hogs October 2020 Futures	0.8	607
Live Cattle October 2020 Futures	1.9	1,456
New York Harbor ULSD November 2020 Futures	4.4	3,285
Nickel November 2020 Futures	9.8	7,342
RBOB Gasoline November 2020 Futures	6.0	4,543
Silver December 2020 Futures	4.8	3,589
Soybean Meal December 2020 Futures	7.5	5,645
Soybeans November 2020 Futures	17.8	13,347
Sugar No. 11 October 2020 Futures	2.0	1,485

Total Long Futures Contracts		$75,080

Total Notional Amount		$75,080
(12) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$3,586
Arabica Coffee September 2020 Futures	2.6	2,080
Brent Crude September 2020 Futures	4.9	3,939
Copper September 2020 Futures	7.9	6,320
Corn September 2020 Futures	6.0	4,816
Cotton No. 02 December 2020 Futures	1.5	1,209
Gas Oil September 2020 Futures	1.7	1,404
Gold 100 oz. August 2020 Futures	18.0	14,483

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Hard Red Winter Wheat September 2020 Futures	1.6	1,279
Lean Hogs August 2020 Futures	1.5	1,170
Live Cattle August 2020 Futures	3.6	2,844
New York Harbor ULSD September 2020 Futures	1.4	1,163
Nickel September 2020 Futures	2.9	2,351
NYMEX - Natural Gas September 2022 Futures	7.7	6,149
RBOB Gasoline September 2020 Futures	1.8	1,438
Silver September 2020 Futures	4.4	3,559
Soybean Meal December 2020 Futures	3.7	3,008
Soybean Oil December 2020 Futures	2.8	2,235
Soybeans November 2020 Futures	6.1	4,897
Sugar No. 11 October 2020 Futures	3.1	2,462
Wheat September 2020 Futures	3.1	2,527
WTI Crude September 2020 Futures	5.8	4,675
Zinc September 2020 Futures	3.4	2,772

Total Long Futures Contracts		$80,366

Total Notional Amount		$80,366

(13) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$6,403
Arabica Coffee September 2020 Futures	2.6	3,714
Brent Crude September 2020 Futures	4.9	7,032
Copper September 2020 Futures	7.9	11,283
Corn September 2020 Futures	6.0	8,598
Cotton No. 02 December 2020 Futures	1.5	2,158
Gas Oil September 2020 Futures	1.7	2,506
Gold 100 oz. August 2020 Futures	18.0	25,856
Hard Red Winter Wheat September 2020 Futures	1.6	2,283
Lean Hogs August 2020 Futures	1.5	2,090
Live Cattle August 2020 Futures	3.6	5,078
New York Harbor ULSD September 2020 Futures	1.4	2,077
Nickel September 2020 Futures	2.9	4,197
NYMEX - Natural Gas September 2022 Futures	7.7	10,977
RBOB Gasoline September 2020 Futures	1.8	2,568
Silver September 2020 Futures	4.4	6,354
Soybean Meal December 2020 Futures	3.7	5,371
Soybean Oil December 2020 Futures	2.8	3,989
Soybeans November 2020 Futures	6.1	8,743
Sugar No. 11 October 2020 Futures	3.1	4,396
Wheat September 2020 Futures	3.1	4,512
WTI Crude September 2020 Futures	5.8	8,346
Zinc September 2020 Futures	3.4	4,949

Total Long Futures Contracts		$143,480

Total Notional Amount		$143,480

(14) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$1,794
Arabica Coffee September 2020 Futures	2.6	1,041
Brent Crude September 2020 Futures	4.9	1,971
Copper September 2020 Futures	7.9	3,162
Corn September 2020 Futures	6.0	2,410
Cotton No. 02 December 2020 Futures	1.5	605
Gas Oil September 2020 Futures	1.7	702
Gold 100 oz. August 2020 Futures	18.0	7,246
Hard Red Winter Wheat September 2020 Futures	1.6	640
Lean Hogs August 2020 Futures	1.5	586
Live Cattle August 2020 Futures	3.6	1,423
New York Harbor ULSD September 2020 Futures	1.5	582
Nickel September 2020 Futures	2.9	1,176
NYMEX - Natural Gas September 2022 Futures	7.6	3,076
RBOB Gasoline September 2020 Futures	1.8	720
Silver September 2020 Futures	4.4	1,781
Soybean Meal December 2020 Futures	3.7	1,505
Soybean Oil December 2020 Futures	2.8	1,118

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Soybeans November 2020 Futures	6.1	2,450
Sugar No. 11 October 2020 Futures	3.1	1,232
Wheat September 2020 Futures	3.1	1,265
WTI Crude September 2020 Futures	5.8	2,339
Zinc September 2020 Futures	3.4	1,387

Total Long Futures Contracts		$40,211

Total Notional Amount		$40,211

(15) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$2,968
Arabica Coffee September 2020 Futures	2.6	1,722
Brent Crude September 2020 Futures	4.9	3,259
Copper September 2020 Futures	7.9	5,229
Corn September 2020 Futures	6.0	3,985
Cotton No. 02 December 2020 Futures	1.5	1,000
Gas Oil September 2020 Futures	1.7	1,161
Gold 100 oz. August 2020 Futures	18.0	11,984
Hard Red Winter Wheat September 2020 Futures	1.6	1,058
Lean Hogs August 2020 Futures	1.5	969
Live Cattle August 2020 Futures	3.6	2,353
New York Harbor ULSD September 2020 Futures	1.4	963
Nickel September 2020 Futures	2.9	1,945
NYMEX - Natural Gas September 2022 Futures	7.7	5,088
RBOB Gasoline September 2020 Futures	1.8	1,190
Silver September 2020 Futures	4.4	2,945
Soybean Meal December 2020 Futures	3.7	2,489
Soybean Oil December 2020 Futures	2.8	1,849
Soybeans November 2020 Futures	6.1	4,052
Sugar No. 11 October 2020 Futures	3.1	2,037
Wheat September 2020 Futures	3.1	2,091
WTI Crude September 2020 Futures	5.8	3,868
Zinc September 2020 Futures	3.4	2,293

Total Long Futures Contracts		$66,498

Total Notional Amount		$66,498

(16) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$3,368
Arabica Coffee September 2020 Futures	2.6	1,954
Brent Crude September 2020 Futures	4.9	3,699
Copper September 2020 Futures	7.9	5,936
Corn September 2020 Futures	6.0	4,523
Cotton No. 02 December 2020 Futures	1.5	1,135
Gas Oil September 2020 Futures	1.7	1,318
Gold 100 oz. August 2020 Futures	18.0	13,602
Hard Red Winter Wheat September 2020 Futures	1.6	1,201
Lean Hogs August 2020 Futures	1.5	1,099
Live Cattle August 2020 Futures	3.6	2,672
New York Harbor ULSD September 2020 Futures	1.4	1,093
Nickel September 2020 Futures	2.9	2,208
NYMEX - Natural Gas September 2022 Futures	7.7	5,775
RBOB Gasoline September 2020 Futures	1.8	1,351
Silver September 2020 Futures	4.4	3,343
Soybean Meal December 2020 Futures	3.7	2,825
Soybean Oil December 2020 Futures	2.8	2,099
Soybeans November 2020 Futures	6.1	4,599
Sugar No. 11 October 2020 Futures	3.1	2,313
Wheat September 2020 Futures	3.1	2,374
WTI Crude September 2020 Futures	5.8	4,391
Zinc September 2020 Futures	3.4	2,603

Total Long Futures Contracts		$75,481

Total Notional Amount		$75,481

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

(17) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$1,729
Arabica Coffee September 2020 Futures	2.6	1,003
Brent Crude September 2020 Futures	4.9	1,899
Copper September 2020 Futures	7.9	3,047
Corn September 2020 Futures	6.0	2,322
Cotton No. 02 December 2020 Futures	1.5	583
Gas Oil September 2020 Futures	1.7	677
Gold 100 oz. August 2020 Futures	18.0	6,981
Hard Red Winter Wheat September 2020 Futures	1.6	616
Lean Hogs August 2020 Futures	1.5	564
Live Cattle August 2020 Futures	3.6	1,371
New York Harbor ULSD September 2020 Futures	1.4	561
Nickel September 2020 Futures	2.9	1,133
NYMEX - Natural Gas September 2022 Futures	7.7	2,964
RBOB Gasoline September 2020 Futures	1.8	693
Silver September 2020 Futures	4.4	1,716
Soybean Meal December 2020 Futures	3.7	1,450
Soybean Oil December 2020 Futures	2.8	1,077
Soybeans November 2020 Futures	6.1	2,361
Sugar No. 11 October 2020 Futures	3.1	1,187
Wheat September 2020 Futures	3.1	1,218
WTI Crude September 2020 Futures	5.8	2,253
Zinc September 2020 Futures	3.4	1,336

Total Long Futures Contracts		$38,741

Total Notional Amount		$38,741

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0	$218,290	$0	$218,290
Industrials		0	12,032	0	12,032
Specialty Finance		0	6,077	0	6,077
Utilities		0	34,705	0	34,705
U.S. Government Agencies		0	551,817	0	551,817
U.S. Treasury Obligations		0	2,186,626	0	2,186,626
Non-Agency Mortgage-Backed Securities		0	141,950	0	141,950
Asset-Backed Securities		0	204,466	0	204,466
Sovereign Issues		0	479,681	0	479,681
Preferred Securities
Banking & Finance		0	5,472	0	5,472
Short-Term Instruments
Repurchase Agreements		0	37,596	0	37,596
Short-Term Notes		0	304	0	304
Argentina Treasury Bills		0	1,437	0	1,437
U.S. Treasury Bills		0	4,243	0	4,243
		$0	$3,884,696	$0	$3,884,696
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$4,662	$0	$0	$4,662
Total Investments		$4,662	$3,884,696	$0	$3,889,358
Short Sales, at Value - Liabilities
U.S. Government Agencies		0	(2,104)	0	(2,104)
U.S. Treasury Obligations		0	(37,430)	0	(37,430)
		$0	$(39,534)	$0	$(39,534)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		4,337	135	0	4,472
Over the counter		0	65,771	0	65,771
		$4,337	$65,906	$0	$70,243
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		(5,499)	(1,967)	0	(7,466)
Over the counter		(11)	(23,382)	(509)	(23,902)
		$(5,510)	$(25,349)	$(509)	$(31,368)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2020 (Unaudited)

Total Financial Derivative Instruments	$(1,173)	$40,557	$(509)	$38,875
Totals	$3,489	$3,885,719	$(509)	$3,888,699

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.9%
Altice Financing S.A. 2.930% (LIBOR03M + 2.750%) due 01/31/2026 ~		$3,413	$3,236
Altice France S.A. 3.872% (LIBOR03M + 3.688%) due 01/31/2026 ~		2,048	1,968
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		198	189
5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		1,881	1,788
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		1,244	1,228
Brookfield Retail Holdings 2.678% (LIBOR03M + 2.500%) due 08/27/2025 «~		1,768	1,477
Caesars Resort Collection LLC TBD% due 06/19/2025		600	566
Carnival Corp. TBD% due 06/30/2025 «		600	582
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/10/2023 ~		1,666	1,611
Citadel Securities LP 2.928% (LIBOR03M + 2.750%) due 02/27/2026 ~		593	578
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		2,581	2,458
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		1,687	1,613
Coty, Inc. 2.425% (LIBOR03M + 2.250%) due 04/07/2025 ~		397	357
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		913	906
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		381	339
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,256	844
Front Range Bidco, Inc. 3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	998	1,083
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		$831	845
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,800	3,804
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		99	94
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		4,100	3,899
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		6,200	5,918
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,156	3,891
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		3,212	3,057
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		3,133	3,123
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~		1,795	1,709
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		100	94
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		1,891	1,854
Starfruit Finco BV
3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		289	273
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	200	218
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		$2,700	2,700
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		264	245
USI, Inc.
3.308% (LIBOR03M + 3.000%) due 05/16/2024 ~		2,561	2,438
4.308% (LIBOR03M + 4.000%) due 12/02/2026 ~		498	483
VFH Parent LLC 3.188% (LIBOR03M + 3.000%) due 03/01/2026 ~		2,120	2,071
XPO Logistics, Inc. 2.184% (LIBOR03M + 2.000%) due 02/24/2025 ~		100	98

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		698	664
Total Loan Participations and Assignments (Cost $60,040)			58,301
CORPORATE BONDS & NOTES 45.4%
BANKING & FINANCE 16.6%
Ally Financial, Inc. 3.050% due 06/05/2023		200	203
American Campus Communities Operating Partnership LP 3.875% due 01/30/2031		100	105
American Homes 4 Rent LP 4.900% due 02/15/2029		1,050	1,172
American Tower Corp. 3.800% due 08/15/2029		2,600	2,960
Ares Finance Co. LLC 3.250% due 06/15/2030		100	102
Banco BTG Pactual S.A. 4.500% due 01/10/2025		500	491
Banco do Brasil S.A. 4.875% due 04/19/2023		2,500	2,603
Barclays PLC 4.972% due 05/16/2029 •		700	821
Brandywine Operating Partnership LP 4.550% due 10/01/2029		300	315
Brixmor Operating Partnership LP 3.900% due 03/15/2027		850	875
Cantor Fitzgerald LP 6.500% due 06/17/2022		900	955
Citigroup, Inc. 2.572% due 06/03/2031 •(i)		100	103
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(g)		300	305
Credit Suisse AG 6.500% due 08/08/2023 (h)		900	987
Crown Castle International Corp. 3.100% due 11/15/2029		2,700	2,899
Deutsche Bank AG
3.961% due 11/26/2025 •		1,400	1,470
4.250% due 10/14/2021		300	308
Digital Realty Trust LP 3.600% due 07/01/2029		100	115
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	194	213
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		$600	648
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		1,000	1,002
Ford Motor Credit Co. LLC
3.087% due 01/09/2023		1,600	1,525
3.219% due 01/09/2022		500	489
3.550% due 10/07/2022		1,100	1,072
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		300	271
6.750% due 03/15/2022		1,775	1,709
Freedom Mortgage Corp. 8.125% due 11/15/2024		778	758
Genworth Holdings, Inc. 7.200% due 02/15/2021		1,300	1,220
Global Atlantic Fin Co. 4.400% due 10/15/2029		200	184
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,400	1,586
GLP Capital LP
4.000% due 01/15/2030		$3,500	3,488
5.250% due 06/01/2025		700	763
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,884	1,865
HSBC Holdings PLC 4.950% due 03/31/2030		200	240
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,250	1,351
Intrum AB 3.500% due 07/15/2026	EUR	1,300	1,287
Jefferies Finance LLC 6.250% due 06/03/2026		$1,000	943
Kaisa Group Holdings Ltd. 11.750% due 02/26/2021		200	206
Kilroy Realty LP 3.050% due 02/15/2030		1,035	1,028
KKR Group Finance Co. LLC 3.750% due 07/01/2029		300	345
Life Storage LP 4.000% due 06/15/2029		400	444

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Lincoln Financing SARL 3.625% due 04/01/2024	EUR	900	930
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	100	124
4.625% due 08/01/2029		$800	805
National Securities Clearing Corp. 1.200% due 04/23/2023		300	305
Nissan Motor Acceptance Corp. 3.875% due 09/21/2023		100	100
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		530	484
Physicians Realty LP 4.300% due 03/15/2027		1,700	1,773
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		3,000	3,335
Radian Group, Inc. 6.625% due 03/15/2025		700	719
Regency Centers LP 3.700% due 06/15/2030		100	108
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		385	398
Ronshine China Holdings Ltd. 8.750% due 10/25/2022		900	939
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •		500	590
5.076% due 01/27/2030 •		1,000	1,202
SBL Holdings, Inc. 5.125% due 11/13/2026		100	94
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		800	706
5.950% due 10/24/2022		1,700	1,559
Spirit Realty LP 4.000% due 07/15/2029		200	197
Stearns Holdings LLC
5.000% due 11/05/2024		110	67
9.375% due 08/15/2020 «		4,185	0
Stifel Financial Corp. 4.000% due 05/15/2030		300	318
STORE Capital Corp. 4.625% due 03/15/2029		100	102
Sunac China Holdings Ltd. 8.625% due 07/27/2020		600	602
UniCredit SpA 7.500% due 06/03/2026 •(g)(h)	EUR	1,000	1,179
Unum Group 4.500% due 03/15/2025		$700	753
VEREIT Operating Partnership LP 3.950% due 08/15/2027		1,000	1,041
Weyerhaeuser Co.
4.000% due 04/15/2030		300	339
7.375% due 03/15/2032		2,100	2,908
			61,103
INDUSTRIALS 25.7%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)		700	712
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		700	681
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046		100	123
Arconic Corp. 6.000% due 05/15/2025		900	928
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		1,900	1,870
Boeing Co.
5.705% due 05/01/2040		1,100	1,248
5.805% due 05/01/2050		500	591
5.930% due 05/01/2060		500	593
Bombardier, Inc.
6.000% due 10/15/2022		300	211
7.500% due 12/01/2024		1,400	914
Booking Holdings, Inc. 4.625% due 04/13/2030		300	352
Boston Scientific Corp. 2.650% due 06/01/2030		2,200	2,288
Broadcom, Inc.
4.150% due 11/15/2030		300	327
4.250% due 04/15/2026		200	223
4.300% due 11/15/2032		400	443
CCO Holdings LLC 4.500% due 08/15/2030		100	102
Centene Corp. 4.625% due 12/15/2029		200	212
CF Industries, Inc. 5.375% due 03/15/2044		300	325

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Charter Communications Operating LLC
3.700% due 04/01/2051		400	391
4.200% due 03/15/2028		3,200	3,590
Cheniere Energy Partners LP 5.250% due 10/01/2025		1,150	1,147
Citrix Systems, Inc. 3.300% due 03/01/2030		300	321
Colt Merger Sub, Inc. 6.250% due 07/01/2025 (a)		1,300	1,293
Community Health Systems, Inc.
6.250% due 03/31/2023		100	94
8.625% due 01/15/2024		100	98
Constellation Brands, Inc. 3.750% due 05/01/2050		300	328
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		1,944	525
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,400	1,406
CSC Holdings LLC 4.125% due 12/01/2030		2,100	2,084
DaVita, Inc. 4.625% due 06/01/2030		2,800	2,786
DCP Midstream Operating LP 5.625% due 07/15/2027		400	404
Delta Air Lines, Inc. 7.000% due 05/01/2025		2,800	2,893
Diamond Sports Group LLC
5.375% due 08/15/2026		200	146
6.625% due 08/15/2027		1,200	646
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		925	879
Eldorado Intl. Finance GmbH 8.625% due 06/16/2021		200	203
Expedia Group, Inc.
3.250% due 02/15/2030		400	374
3.800% due 02/15/2028		1,700	1,635
Ferguson Finance PLC 3.250% due 06/02/2030		1,400	1,437
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		2,200	2,350
Freeport-McMoRan, Inc. 5.450% due 03/15/2043		300	295
Gap, Inc.
8.375% due 05/15/2023		100	109
8.625% due 05/15/2025		300	319
8.875% due 05/15/2027		200	215
Gartner, Inc. 4.500% due 07/01/2028		400	406
General Electric Co. 4.250% due 05/01/2040		600	591
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		1,300	1,283
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030		300	335
Huntsman International LLC 4.500% due 05/01/2029		1,600	1,686
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	500	561
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		200	222
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$500	510
IHS Markit Ltd. 4.250% due 05/01/2029		300	344
Infor, Inc. 1.750% due 07/15/2025		100	101
Innophos Holdings, Inc. 9.375% due 02/15/2028		400	393
Intelsat Jackson Holdings S.A. 5.500% due 08/01/2023 ^(c)		100	57
Kraft Heinz Foods Co. 4.250% due 03/01/2031		300	319
Las Vegas Sands Corp. 3.900% due 08/08/2029		400	395
Leidos, Inc. 4.375% due 05/15/2030		300	339
Live Nation Entertainment, Inc. 6.500% due 05/15/2027		2,700	2,786
Manitowoc Co., Inc. 9.000% due 04/01/2026		900	894
Marriott International, Inc. 4.625% due 06/15/2030		250	260
Micron Technology, Inc. 4.663% due 02/15/2030		300	351
Mohawk Industries, Inc. 3.625% due 05/15/2030		300	327

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Netflix, Inc.
4.375% due 11/15/2026		3,400	3,544
4.875% due 06/15/2030		1,000	1,071
Nordstrom, Inc. 8.750% due 05/15/2025		70	75
NVIDIA Corp. 3.500% due 04/01/2040		300	351
NVR, Inc. 3.000% due 05/15/2030		600	628
NXP BV 3.400% due 05/01/2030		300	323
PerkinElmer, Inc. 3.300% due 09/15/2029		300	322
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		500	505
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,400	1,419
QVC, Inc. 4.850% due 04/01/2024		500	506
Raytheon Technologies Corp. 4.350% due 04/15/2047		291	356
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		400	411
11.500% due 06/01/2025		400	417
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		100	107
4.500% due 05/15/2030		1,300	1,438
Sands China Ltd.
3.800% due 01/08/2026		200	207
4.375% due 06/18/2030		900	941
5.125% due 08/08/2025		400	435
5.400% due 08/08/2028		3,700	4,097
Sappi Papier Holding GmbH
3.125% due 04/15/2026 (k)	EUR	800	772
3.125% due 04/15/2026		478	461
Seagate HDD Cayman
4.125% due 01/15/2031		$50	52
5.750% due 12/01/2034		300	332
Southwest Airlines Co. 2.625% due 02/10/2030		400	360
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,800	1,783
Standard Industries, Inc.
4.375% due 07/15/2030		3,500	3,473
4.750% due 01/15/2028		1,150	1,169
Station Casinos LLC 4.500% due 02/15/2028		1,400	1,180
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	1,100	1,181
Sysco Corp. 5.950% due 04/01/2030		$300	377
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	335
Tencent Holdings Ltd.
2.390% due 06/03/2030		250	251
3.240% due 06/03/2050		200	201
Tenet Healthcare Corp. 4.625% due 06/15/2028		1,475	1,449
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		1,250	1,185
Textron, Inc. 3.000% due 06/01/2030		400	399
Time Warner Entertainment Co. LP 8.375% due 07/15/2033		200	302
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,670	1,478
Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	486
United Airlines Pass-Through Trust 2.700% due 11/01/2033		200	181
Vail Resorts, Inc. 6.250% due 05/15/2025		1,900	1,996
ViaSat, Inc. 6.500% due 07/15/2028		400	401
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		900	135
Virgin Media Secured Finance PLC 4.125% due 08/15/2030	GBP	1,700	2,083
Vulcan Materials Co. 3.500% due 06/01/2030		$300	326
Western Digital Corp. 4.750% due 02/15/2026		1,600	1,658
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		600	613
Wyndham Destinations, Inc. 4.625% due 03/01/2030		100	93

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Wynn Macau Ltd.
5.125% due 12/15/2029		1,100	1,070
5.500% due 01/15/2026		300	298
5.500% due 10/01/2027		500	496
Yara International ASA 3.148% due 06/04/2030		100	104
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,610	24
			94,128
UTILITIES 3.1%
AT&T, Inc. 3.650% due 06/01/2051		$300	314
Calpine Corp. 4.500% due 02/15/2028		1,500	1,472
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		200	191
Duke Energy Corp. 2.450% due 06/01/2030		300	317
Entergy Corp. 3.750% due 06/15/2050		300	334
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		900	891
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		525	433
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		1,100	919
Pacific Gas and Electric Co. 2.500% due 02/01/2031		400	392
Puget Energy, Inc. 4.100% due 06/15/2030		100	111
ReNew Power Synthetic 6.670% due 03/12/2024		1,400	1,417
Rio Oil Finance Trust
8.200% due 04/06/2028		804	811
9.250% due 07/06/2024		1,122	1,150
Sprint Corp.
7.125% due 06/15/2024		100	113
7.250% due 09/15/2021		2,072	2,175
7.875% due 09/15/2023		200	225
			11,265
Total Corporate Bonds & Notes (Cost $169,073)			166,496
MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028		130	130
Total Municipal Bonds & Notes (Cost $122)			130
U.S. GOVERNMENT AGENCIES 1.0%
Freddie Mac 5.992% due 11/25/2055 «~		380	229
Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2050		3,300	3,464
Total U.S. Government Agencies (Cost $3,707)			3,693
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (m)		3,459	3,788
Total U.S. Treasury Obligations (Cost $3,482)			3,788
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust 2.265% due 11/25/2045 ^•		52	35
Banc of America Alternative Loan Trust 16.534% due 09/25/2035 ^•		615	667
Banc of America Funding Trust
3.854% due 09/20/2047 ^~		442	364
7.000% due 10/25/2037 ^		197	156
Banc of America Mortgage Trust 3.810% due 10/25/2035 ~		1,075	1,016
BCAP LLC Trust
0.405% due 05/25/2047 ^•		230	209
0.668% due 05/26/2035 •		10	10
6.000% due 07/26/2037 ~		601	601
Bear Stearns ALT-A Trust 3.347% due 04/25/2037 ~		439	372

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Chase Mortgage Finance Trust 4.009% due 09/25/2036 ^~	109	97
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036	56	59
Countrywide Alternative Loan Trust
0.375% due 07/25/2046 ^•	163	149
0.375% due 09/25/2046 ^•	472	431
0.380% due 09/20/2046 •	222	192
0.485% due 06/25/2035 ^•	451	331
0.495% due 11/25/2035 •	152	142
0.585% due 04/25/2035 ^•	415	337
1.485% due 10/25/2035 ^•	231	160
5.750% due 07/25/2035 ^	145	123
6.000% due 08/25/2036 ^•	316	265
6.000% due 05/25/2037 ^	801	572
Countrywide Home Loan Mortgage Pass-Through Trust
3.832% due 09/25/2037 ^~	529	487
5.750% due 07/25/2037 ^	149	117
6.000% due 10/25/2034	9	10
Credit Suisse Mortgage Capital Certificates 3.453% due 12/29/2037 ~	6,074	4,490
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	756	601
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.285% due 08/25/2037 ^•	510	407
0.335% due 02/25/2047 •	2,588	1,738
First Horizon Alternative Mortgage Securities Trust
3.329% due 08/25/2035 ^~	145	129
6.000% due 05/25/2036 ^	9	7
Impac Secured Assets Trust 0.335% due 11/25/2036 •	675	632
IndyMac Mortgage Loan Trust
0.435% due 02/25/2037 •	365	266
3.473% due 11/25/2035 ^~	389	343
3.606% due 05/25/2037 ^~	169	139
6.250% due 11/25/2037 ^	322	221
JPMorgan Alternative Loan Trust 3.569% due 11/25/2036 ^~	52	52
MASTR Adjustable Rate Mortgages Trust 4.964% due 11/25/2034 ~	305	298
Merrill Lynch Alternative Note Asset Trust 0.295% due 03/25/2037 •	2,185	889
Morgan Stanley Mortgage Loan Trust 3.347% due 11/25/2037 ~	383	319
Nomura Resecuritization Trust 0.555% due 07/26/2035 •	6	6
Residential Accredit Loans, Inc. Trust
0.535% due 08/25/2035 ^•	723	578
3.739% due 07/25/2035 ~	37	35
4.831% due 12/26/2034 ^~	351	224
4.999% due 09/25/2035 ^~	17	14
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^	25	23
WaMu Mortgage Pass-Through Certificates Trust
1.990% due 07/25/2047 ^•	95	74
3.341% due 12/25/2036 ^~	164	156
Total Non-Agency Mortgage-Backed Securities (Cost $17,774)		18,543
ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp. Home Equity Loan Trust 0.735% due 12/25/2045 ^•	825	580
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.415% due 01/25/2036 •	539	492
Asset-Backed Funding Certificates Trust
1.185% due 06/25/2037 •	409	369
1.235% due 03/25/2034 ^•	760	731
Bear Stearns Asset-Backed Securities Trust
0.525% due 05/25/2036 ^•	484	477
0.535% due 12/25/2035 ^•	391	243
1.985% due 07/25/2034 •	424	414
Citigroup Mortgage Loan Trust 0.345% due 12/25/2036 •	1,269	847
GSAMP Trust
0.305% due 12/25/2036 •	511	282
0.415% due 12/25/2046 •	459	277
HSI Asset Securitization Corp. Trust 0.575% due 11/25/2035 •	1,312	1,269
Lehman XS Trust 0.495% due 03/25/2037 •	1,356	1,117
MASTR Asset-Backed Securities Trust
0.295% due 08/25/2036 •	609	310
0.335% due 08/25/2036 •	1,379	711
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 01/25/2037 •	4,068	1,962
0.325% due 10/25/2036 •	808	421

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.335% due 06/25/2036 •		218	187
0.335% due 10/25/2036 •		2,070	1,207
0.335% due 12/25/2036 •		119	69
0.415% due 09/25/2036 •		855	461
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		1,296	669
New Century Home Equity Loan Trust 3.185% due 01/25/2033 ^~		93	85
People's Financial Realty Mortgage Securities Trust 0.325% due 09/25/2036 •		3,933	1,433
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	684
Residential Asset Mortgage Products Trust 0.645% due 12/25/2035 •		1,390	1,156
Residential Asset Securities Corp. Trust 1.065% due 08/25/2034 •		315	274
Securitized Asset-Backed Receivables LLC Trust
0.435% due 03/25/2036 •		1,519	1,092
0.435% due 05/25/2036 •		970	615
SG Mortgage Securities Trust 0.365% due 02/25/2036 •		1,232	803
Structured Asset Investment Loan Trust
1.310% due 01/25/2035 •		1,024	817
1.565% due 04/25/2033 •		35	34
1.760% due 01/25/2035 •		1,102	500
1.910% due 01/25/2035 ^•		748	139
Total Asset-Backed Securities (Cost $19,932)			20,727
SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		1,800	714
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	180	2
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		1,290	12
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$300	331
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		200	206
Russia Government International Bond
7.650% due 04/10/2030	RUB	184,700	2,942
8.500% due 09/17/2031		44,000	748
South Africa Government International Bond 4.850% due 09/30/2029		$2,300	2,186
Ukraine Government International Bond 7.750% due 09/01/2021		300	310
Total Sovereign Issues (Cost $8,090)			7,451
		SHARES
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		307,998	0
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		34,977	21
Total Warrants (Cost $92)			21
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (j) 0.6%			2,069
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	999	10
U.S. TREASURY BILLS 0.1%
0.096% due 07/23/2020 - 09/03/2020 (d)(e)(o)		$504	504

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $2,585)		2,583
Total Investments in Securities (Cost $284,897)		281,733
	SHARES
INVESTMENTS IN AFFILIATES 25.7%
SHORT-TERM INSTRUMENTS 25.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.7%
PIMCO Short-Term Floating NAV Portfolio III	9,569,071	94,341
Total Short-Term Instruments (Cost $94,181)		94,341
Total Investments in Affiliates (Cost $94,181)		94,341
Total Investments 102.5% (Cost $379,078)		$376,074
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $803)		28
Other Assets and Liabilities, net (2.5)%		(9,167)
Net Assets 100.0%		$366,935

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$1,244	$1,228	0.33%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	100	103	0.03
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	3,000	3,335	0.91
$4,344	$4,666	1.27%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$472	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(481)	$472	$472
SBI	(0.100)	03/19/2020	03/17/2022	1,597	Deere & Co. 3.900% due 06/09/2042	(1,641)	1,597	1,597
Total Repurchase Agreements	$(2,122)	$2,069	$2,069
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MEI	(3.000)%	02/13/2020	TBD(3)	EUR	(780)	$(867)
Total Reverse Repurchase Agreements	$(867)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (0.4)%
Industrials (0.4)%
Deere & Co.	3.900%	06/09/2042	$1,300	$(1,433)	$(1,632)
Total Short Sales (0.4)%	$(1,433)	$(1,632)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(k)	Securities with an aggregate market value of $772 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,494) at a weighted average interest rate of (1.811%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $3 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	89	$12,386	$34	$0	$(14)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	8	$(1,587)	$(14)	$1	$0
U.S. Treasury 2-Year Note September Futures	09/2020	207	(45,711)	(3)	0	(3)
$(17)	$1	$(3)
Total Futures Contracts	$17	$1	$(17)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anheuser-Busch InBev	(1.000)%	Quarterly	12/20/2023	0.651%	EUR	3,300	$(68)	$22	$(46)	$1	$0
AutoZone, Inc.	(1.000)	Quarterly	06/20/2024	0.212	$4,400	(118)	(21)	(139)	0	(3)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.352	300	0	(9)	(9)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.298	4,200	(153)	20	(133)	0	(2)
Kohl's Corp.	(1.000)	Quarterly	12/20/2023	3.129	1,000	28	41	69	1	0
L Brands, Inc.	(1.000)	Quarterly	12/20/2023	6.573	1,050	81	95	176	0	(5)
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.197	1,900	(46)	(8)	(54)	0	0
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	12/20/2023	11.320	1,150	49	260	309	0	(3)
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	1.569	4,300	5	88	93	0	(5)
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.305	4,400	(129)	6	(123)	0	(3)
$(351)	$494	$143	$2	$(21)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	1.079%	$8,800	$143	$(171)	$(28)	$2	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2021	31.112	1,100	27	(312)	(285)	5	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	23.703	400	(12)	(136)	(148)	2	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.198	400	23	(6)	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	3,900	(61)	(21)	(82)	16	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	2,000	(32)	(26)	(58)	9	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

MetLife, Inc.	1.000	Quarterly	12/20/2024	0.470		200	3	2	5	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	450	(81)	10	(71)	0	0
							$10	$(660)	$(650)	$34	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly		12/20/2024		$5,152	$635	$(611)	$24	$0	$(38)
CDX.HY-34 5-Year Index	(5.000)	Quarterly		06/20/2025		2,470	159	(144)	15	0	(19)
CDX.IG-33 5-Year Index	(1.000)	Quarterly		12/20/2024		2,900	27	(61)	(34)	0	(3)
							$821	$(816)	$5	$0	$(60)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	8,700	$240	$25	$265	$1	$0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	2,000	0	33	33	0	(1)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,300	(5)	86	81	0	(2)
Receive(6)	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		$1,400	15	(20)	(5)	12	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	EUR	5,700	(243)	(34)	(277)	0	(9)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	1,500	(10)	(16)	(26)	0	(4)
Receive (6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		2,300	(10)	(70)	(80)	0	(13)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	292,500	(7)	(56)	(63)	2	0
Pay	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	27,200	0	140	140	1	0
Pay	28-Day MXN-TIIE	7.850	Lunar	04/17/2024		11,100	0	55	55	1	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		28,800	0	(40)	(40)	0	(2)
							$(20)	$103	$83	$17	$(31)
Total Swap Agreements							$460	$(879)	$(419)	$53	$(112)
(m)	Securities with an aggregate market value of $3,788 and cash of $5,877 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		07/2020		JPY	92,932		$870		$9		$0
		07/2020		RUB	8,193		105		0		(10)
		08/2020			3,757		54		2		0
		08/2020			$870		JPY	92,932	0		(9)
BPS		07/2020		BRL	866		$158		0		(1)
		07/2020		RUB	33,225		478		12		0
		07/2020			$162		BRL	866	0		(2)
		07/2020			1,279		EUR	1,150	13		0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

08/2020	RUB	9,233	$132	3	0
09/2020	$396	IDR	5,628,693	0	(15)
BRC	07/2020	MXN	6,465	$290	9	0
12/2020	$284	MXN	6,465	0	(8)
CBK	07/2020	PEN	7,048	$2,001	11	0
07/2020	$820	COP	2,950,726	0	(36)
07/2020	259	MXN	6,465	22	0
07/2020	2,027	PEN	7,048	0	(37)
08/2020	RUB	8,544	$124	5	0
08/2020	$1,998	PEN	7,048	0	(10)
09/2020	264	MXN	5,858	0	(12)
DUB	07/2020	BRL	866	$164	5	0
07/2020	$158	BRL	866	1	0
08/2020	164	866	0	(5)
FBF	09/2020	180	HKD	1,394	0	0
GLM	07/2020	RUB	36,296	$480	0	(28)
07/2020	$187	MXN	4,665	15	0
08/2020	RUB	7,421	$107	3	0
HUS	07/2020	GBP	282	350	0	0
07/2020	PEN	7,037	2,048	61	0
07/2020	RUB	8,662	124	2	0
08/2020	GBP	1,681	2,063	0	(21)
09/2020	$320	PLN	1,259	0	(2)
JPM	07/2020	195	EUR	175	2	0
08/2020	RUB	17,374	$249	6	0
MYI	07/2020	JPY	116,211	1,086	10	0
08/2020	$1,087	JPY	116,211	0	(10)
09/2020	409	PLN	1,610	0	(2)
SCX	07/2020	EUR	10,773	$11,991	0	(113)
08/2020	9,448	10,619	0	(3)
TOR	07/2020	JPY	75,234	703	7	0
07/2020	$3,392	JPY	365,121	0	(10)
08/2020	704	75,234	0	(7)
UAG	07/2020	JPY	80,744	$755	8	0
07/2020	RUB	42,768	593	7	(13)
08/2020	22,572	318	3	0
08/2020	$756	JPY	80,744	0	(8)
Total Forward Foreign Currency Contracts	$216	$(362)
PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-34 5-Year Index	Buy	0.900%	08/19/2020	169,500	$415	$429
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	450	$27	$13
Total Purchased Options	$442	$442
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	300	$(3)	$(4)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	300	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	700	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	700	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	800	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	700	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	700	(1)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	700	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	700	(1)	(1)
BPS	Put - OTC CDX.HY-34 5-Year Index	Sell	92.000	08/19/2020	300	(2)	(3)
Call - OTC CDX.HY-34 5-Year Index	Buy	105.000	08/19/2020	300	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	600	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	700	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,400	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	700	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,300	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,300	(2)	(2)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	700	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	700	(2)	(1)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	08/19/2020	169,500	(110)	(39)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	169,500	(181)	(162)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	800	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	800	(1)	(1)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	400	0	(1)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,000	(1)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	600	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	600	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	600	0	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	900	(1)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,400	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,400	(3)	(2)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	700	(2)	(1)
$(328)	$(238)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780%	02/26/2021	1,300	$(28)	$(9)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.625	08/06/2020	200	$(2)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	200	(1)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,300	(5)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	300	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	200	(2)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	300	(1)	0
$(29)	$(4)
Total Written Options	$(385)	$(251)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	1.191%	$5,700	$64	$(28)	$36	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Baidu, Inc.	1.000%	Quarterly	12/20/2024	0.820%	$200	$0	$1	$1	$0
Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.443	200	(4)	0	0	(4)
Italy Government International Bond	1.000	Quarterly	12/20/2024	1.195	600	2	(7)	0	(5)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	1.195	1,500	3	(15)	0	(12)
GST	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	200	3	0	3	0
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.820	200	0	2	2	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Pertamina Persero PT	1.000	Quarterly	12/20/2024	1.689	200	0	(6)	0	(6)
$4	$(25)	$6	$(27)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$12	$(10)	$2	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	(16)	5	0
GST	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	100	14	(9)	5	0
CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	(38)	9	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(92)	20	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(10)	2	0
$218	$(175)	$43	$0
Total Swap Agreements	$286	$(228)	$85	$(27)
(o)

Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$55,014	$3,287	$58,301
Corporate Bonds & Notes
Banking & Finance	0	57,768	3,335	61,103
Industrials	0	94,128	0	94,128
Utilities	0	11,265	0	11,265
Municipal Bonds & Notes
New York	0	130	0	130
U.S. Government Agencies	0	3,464	229	3,693
U.S. Treasury Obligations	0	3,788	0	3,788
Non-Agency Mortgage-Backed Securities	0	18,543	0	18,543
Asset-Backed Securities	0	20,727	0	20,727
Sovereign Issues	0	7,451	0	7,451
Warrants
Utilities	21	0	0	21
Short-Term Instruments
Repurchase Agreements	0	2,069	0	2,069
Argentina Treasury Bills	0	10	0	10
U.S. Treasury Bills	0	504	0	504
$21	$274,861	$6,851	$281,733
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94,341	$0	$0	$94,341
Total Investments	$94,362	$274,861	$6,851	$376,074
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(1,632)	$0	$(1,632)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	53	0	54
Over the counter	0	743	0	743
$1	$796	$0	$797

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(112)	0	(129)
Over the counter	(2)	(638)	0	(640)
$(19)	$(750)	$0	$(769)
Total Financial Derivative Instruments	$(18)	$46	$0	$28
Totals	$94,344	$273,275	$6,851	$374,470

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$20,045	$2,695	$(3,591)	$26	$(336)	$1,534	$1,477	$(18,563)	$3,287	$31
Corporate Bonds & Notes
Banking & Finance	3,387	0	0	0	0	(52)	0	0	3,335	(52)
Industrials	6	11	0	0	0	(1)	0	(16)	0	0
U.S. Government Agencies	232	0	(2)	0	1	(2)	0	0	229	(2)
Totals	$23,670	$2,706	$(3,593)	$26	$(335)	$1,479	$1,477	$(18,579)	$6,851	$(23)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,228	Proxy Pricing	Base Price	98.750	—
2,059	Third Party Vendor	Broker Quote	83.500 - 97.000	87.316
Corporate Bonds & Notes
Banking & Finance	3,335	Reference Instrument	Option Adjusted Spread	660.300 bps	—
U.S. Government Agencies	229	Proxy Pricing	Base Price	60.420	—
Total	$6,851
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Altice France S.A.
3.872% (LIBOR03M + 3.688%) due 01/31/2026 ~		$3,041	$2,923
4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,483	5,294
American Builders & Contractors Supply Co., Inc. 2.178% (LIBOR03M + 2.000%) due 01/15/2027 ~		1,092	1,045
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		2,100	2,090
API Group, Inc. 2.678% (LIBOR03M + 2.500%) due 10/01/2026 ~		398	386
Asurion LLC
3.178% (LIBOR03M + 3.000%) due 11/03/2024 ~		225	218
6.678% (LIBOR03M + 6.500%) due 08/04/2025 ~		80	80
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		100	91
B.C. Unlimited Liability Co. 1.928% (LIBOR03M + 1.750%) due 11/19/2026 ~		89	85
Bausch Health Cos., Inc.
2.940% (LIBOR03M + 2.750%) due 11/27/2025 ~		24	23
3.190% (LIBOR03M + 3.000%) due 06/02/2025 ~		1,821	1,770
Beacon Roofing Supply, Inc. 2.428% (LIBOR03M + 2.250%) due 01/02/2025 ~		98	93
Blackstone CQP Holdco LP 3.806% (LIBOR03M + 3.500%) due 09/30/2024 ~		3,218	3,095
Boels Topholding BV TBD% due 02/05/2027	EUR	3,000	3,250
Caesars Entertainment Operating Co. 2.178% (LIBOR03M + 2.000%) due 10/07/2024 ~		$323	323
Caesars Resort Collection LLC
TBD% due 06/19/2025		1,000	943
2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,073	961
Carnival Corp. TBD% due 06/30/2025 «		1,000	970
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,710	3,509
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		12,345	11,899
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		388	354
Clear Channel Outdoor Holdings, Inc. 4.260% (LIBOR03M + 3.500%) due 08/21/2026 ~		995	908
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		476	454
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		191	183
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		197	188
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		95	92
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~		140	133
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		1,000	984
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		1,444	1,282
Dun & Bradstreet Corp. 4.184% (LIBOR03M + 4.000%) due 02/06/2026 ~		200	195
Energizer Holdings, Inc. 2.438% (LIBOR03M + 2.250%) due 12/17/2025 «~		94	90
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		3,197	2,149
Forest City Enterprises LP 3.678% (LIBOR03M + 3.500%) due 12/08/2025 «~		326	306
Front Range Bidco, Inc. 3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	798	867
FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 «~		$157	153
Gardner Denver, Inc.
TBD% due 03/01/2027		1,600	1,563
TBD% (LIBOR03M + 1.750%) due 03/01/2027 ~		3,612	3,440
Gates Global LLC 3.750% (LIBOR03M + 2.750%) due 04/01/2024 ~		1,896	1,832
Global Medical Response, Inc. 5.250% (LIBOR03M + 4.250%) due 03/14/2025 ~		293	281

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~		386	354
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		2,639	2,474
Illuminate Buyer LLC TBD% due 06/16/2027		660	651
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,887	5,315
Ingersoll Rand Co. Ltd. 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		$489	464
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		869	883
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,971	3,975
Iridium Satellite LLC 4.750% (LIBOR03M + 3.750%) due 11/04/2026 ~		499	491
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		153	144
McAfee LLC 3.934% (LIBOR03M + 3.750%) due 09/30/2024 ~		289	281
McDermott Technology Americas, Inc. TBD% due 05/09/2025 ^(d)		200	73
MH Sub LLC 4.572% (LIBOR03M + 3.750%) due 09/13/2024 ~		3,929	3,767
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		688	657
Neiman Marcus Group Ltd. LLC 14.000% (LIBOR03M + 12.750%) due 10/07/2020 «~		5,000	5,125
Nexstar Broadcasting, Inc. 2.923% (LIBOR03M + 2.750%) due 09/18/2026 ~		336	321
Nielsen Finance LLC 2.180% (LIBOR03M + 2.000%) due 10/04/2023 ~		552	535
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		317	302
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		5,250	5,234
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		7,500	7,487
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	2,288	2,528
3.428% (LIBOR03M + 3.250%) due 10/01/2025 ~		$5,664	5,548
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		300	281
RPI Intermediate Finance Trust 1.928% (LIBOR03M + 1.750%) due 02/11/2027 ~		440	431
Staples, Inc. 5.687% (LIBOR03M + 5.000%) due 04/16/2026 ~		2,550	2,203
Starfruit Finco BV
3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,119	1,056
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	800	871
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		$13,500	13,500
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,608
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		750	719
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,300	2,297
TransDigm, Inc. 2.428% (LIBOR03M + 2.250%) due 12/09/2025 ~		6,368	5,780
Tronox Finance LLC 2.928% - 3.058% (LIBOR03M + 2.750%) due 09/23/2024 ~		84	81
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,166	1,084
Verifone Systems, Inc. 4.377% (LIBOR03M + 4.000%) due 08/20/2025 ~		493	417
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		2,394	2,277
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		476	437
Ziggo Financing Partnership 2.685% (LIBOR03M + 2.500%) due 04/30/2028 ~		3,410	3,231
Total Loan Participations and Assignments (Cost $146,593)			142,384
CORPORATE BONDS & NOTES 45.3%
BANKING & FINANCE 18.7%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	8,901
4.450% due 12/16/2021		150	152
4.450% due 04/03/2026		550	522
4.625% due 10/30/2020		3,955	3,972
4.875% due 01/16/2024		300	298
5.000% due 10/01/2021		1,300	1,315

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Air Lease Corp. 2.500% due 03/01/2021		30	30
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	123	139
Alexandria Real Estate Equities, Inc. 3.450% due 04/30/2025		$120	134
Allied Universal Holdco LLC 6.625% due 07/15/2026		1,988	2,094
Ally Financial, Inc.
3.875% due 05/21/2024		1,400	1,449
4.125% due 02/13/2022		40	41
4.250% due 04/15/2021		1,175	1,196
4.625% due 05/19/2022		100	104
8.000% due 11/01/2031		12,556	16,096
Ambac LSNI LLC 6.000% due 02/12/2023 •		3,321	3,290
American Campus Communities Operating Partnership LP 2.850% due 02/01/2030		500	483
American Homes 4 Rent LP
4.250% due 02/15/2028		1,010	1,081
4.900% due 02/15/2029		1,880	2,099
American International Group, Inc.
5.750% due 04/01/2048 •		950	982
6.250% due 05/01/2036		5,600	7,559
American Tower Corp.
2.100% due 06/15/2030		1,200	1,205
2.750% due 01/15/2027		1,860	1,999
2.900% due 01/15/2030		870	930
2.950% due 01/15/2025		1,225	1,333
3.000% due 06/15/2023		44	47
3.300% due 02/15/2021		100	102
3.375% due 10/15/2026		290	323
3.700% due 10/15/2049		2,000	2,201
3.800% due 08/15/2029		1,925	2,192
Aon Corp. 2.800% due 05/15/2030		670	718
Aroundtown S.A. 3.250% due 07/18/2027	GBP	2,200	2,844
Athene Holding Ltd. 4.125% due 01/12/2028		$400	413
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,000	1,682
3.250% due 02/15/2027		300	243
5.250% due 05/15/2024		4,700	4,295
Banco Bradesco S.A.
2.850% due 01/27/2023		3,100	3,062
3.200% due 01/27/2025		3,000	2,957
Banco BTG Pactual S.A.
4.500% due 01/10/2025		4,900	4,813
5.500% due 01/31/2023		500	511
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,400	1,567
Banco del Estado de Chile 2.704% due 01/09/2025		$1,400	1,441
Banco do Brasil S.A. 4.875% due 04/19/2023		5,500	5,727
Banco Santander Chile 2.700% due 01/10/2025		3,000	3,086
Banco Santander S.A.
2.746% due 05/28/2025		800	830
3.490% due 05/28/2030		400	429
Banco Votorantim S.A. 4.500% due 09/24/2024		600	602
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		140	140
2.676% due 06/19/2041 •		640	660
2.884% due 10/22/2030 •		4,490	4,861
3.705% due 04/24/2028 •		8,900	10,065
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(g)		490	511
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		2,000	2,001
Banque PSA Finance S.A. 5.750% due 04/04/2021		1,447	1,483
Barclays Bank PLC 7.625% due 11/21/2022 (h)		19,267	20,987
Barclays PLC
2.375% due 10/06/2023 •	GBP	100	126
3.250% due 02/12/2027		300	396
3.250% due 01/17/2033		800	1,048
3.650% due 03/16/2025		$200	217
4.337% due 01/10/2028		300	333
4.338% due 05/16/2024 •		200	215
4.375% due 01/12/2026		300	339
7.125% due 06/15/2025 •(g)(h)	GBP	3,700	4,546
7.250% due 03/15/2023 •(g)(h)		4,000	4,938

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

7.875% due 09/15/2022 •(g)(h)		200	249
8.000% due 12/15/2020 •(g)(h)	EUR	2,000	2,259
8.000% due 06/15/2024 •(g)(h)		$3,000	3,110
BGC Partners, Inc. 5.375% due 07/24/2023		460	479
BNP Paribas S.A.
2.219% due 06/09/2026 •		1,600	1,637
3.052% due 01/13/2031 •		4,600	4,845
3.375% due 01/09/2025		1,000	1,082
4.400% due 08/14/2028		1,200	1,385
4.705% due 01/10/2025 •		500	554
7.000% due 08/16/2028 •(g)(h)		1,700	1,847
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,612
3.500% due 01/31/2023		200	206
4.000% due 01/25/2024		200	210
Brandywine Operating Partnership LP 3.950% due 11/15/2027		100	103
Brighthouse Financial, Inc. 3.700% due 06/22/2027		410	418
Brixmor Operating Partnership LP
1.737% (US0003M + 1.050%) due 02/01/2022 ~		925	908
4.125% due 05/15/2029		190	198
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	475
4.350% due 04/15/2030		3,400	3,844
4.700% due 09/20/2047		626	722
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,351
Camden Property Trust 2.800% due 05/15/2030		300	325
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)		1,000	1,071
CIT Group, Inc.
4.125% due 03/09/2021		320	321
4.750% due 02/16/2024		1,000	1,016
5.000% due 08/15/2022		9,612	9,846
5.000% due 08/01/2023		9,675	9,893
Citibank N.A. 3.650% due 01/23/2024		2,000	2,196
Citigroup, Inc.
1.780% (US0003M + 1.430%) due 09/01/2023 ~		650	657
1.951% (US0003M + 0.960%) due 04/25/2022 ~		400	402
2.572% due 06/03/2031 •(i)		4,400	4,553
3.106% due 04/08/2026 •		2,100	2,256
3.142% due 01/24/2023 •		400	414
CNO Financial Group, Inc.
5.250% due 05/30/2025		819	907
5.250% due 05/30/2029		2,970	3,194
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	400	463
Credit Acceptance Corp. 5.125% due 12/31/2024		$1,200	1,162
Credit Agricole S.A.
1.907% due 06/16/2026 •		3,550	3,603
3.750% due 04/24/2023		500	535
7.500% due 06/23/2026 •(g)(h)	GBP	200	270
Credit Suisse AG
2.100% due 11/12/2021		$4,050	4,136
6.500% due 08/08/2023 (h)		12,200	13,373
Credit Suisse Group AG
1.558% (US0003M + 1.240%) due 06/12/2024 ~		900	905
2.593% due 09/11/2025 •		2,750	2,846
2.997% due 12/14/2023 •		500	521
3.869% due 01/12/2029 •		4,250	4,695
4.194% due 04/01/2031 •		3,100	3,545
4.207% due 06/12/2024 •		1,000	1,076
6.250% due 12/18/2024 •(g)(h)		2,100	2,197
6.375% due 08/21/2026 •(g)(h)		250	254
7.250% due 09/12/2025 •(g)(h)		500	514
7.500% due 07/17/2023 •(g)(h)		1,800	1,871
7.500% due 12/11/2023 •(g)(h)		1,200	1,296
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		250	269
Crown Castle International Corp.
2.250% due 01/15/2031		3,300	3,331
3.100% due 11/15/2029		1,020	1,095
3.200% due 09/01/2024		334	363
3.250% due 01/15/2051		1,930	1,935
3.650% due 09/01/2027		1,464	1,633
4.000% due 03/01/2027		199	226
4.000% due 11/15/2049		500	560
CyrusOne LP
1.450% due 01/22/2027	EUR	300	325
3.450% due 11/15/2029		$600	626

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Deutsche Bank AG
3.961% due 11/26/2025 •		2,600	2,730
4.250% due 10/14/2021		24,800	25,460
5.882% due 07/08/2031 •(b)(h)		3,400	3,390
6.000% due 10/30/2025 •(g)(h)		1,000	828
Discover Bank
2.450% due 09/12/2024		1,200	1,259
3.350% due 02/06/2023		300	317
4.650% due 09/13/2028		1,100	1,265
Discover Financial Services 6.125% due 06/23/2025 •(g)		2,390	2,457
Doctors Co. 6.500% due 10/15/2023		10,425	11,341
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		72	66
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		6,344	5,873
E*TRADE Financial Corp.
2.950% due 08/24/2022		138	144
3.800% due 08/24/2027		2,906	3,227
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	9,032	9,939
EPR Properties
3.750% due 08/15/2029		$800	698
4.500% due 06/01/2027		50	46
Equinix, Inc.
2.150% due 07/15/2030		210	208
2.875% due 10/01/2025	EUR	200	229
2.875% due 02/01/2026		2,100	2,405
3.200% due 11/18/2029		$910	989
ERP Operating LP
3.250% due 08/01/2027		138	153
4.000% due 08/01/2047		78	99
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	1,400	1,647
ESH Hospitality, Inc. 4.625% due 10/01/2027		$1,200	1,130
Essex Portfolio LP 2.650% due 03/15/2032		690	730
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		1,200	1,295
Fastighets AB Balder 1.125% due 03/14/2022	EUR	200	225
Ford Credit Canada Co.
2.710% due 02/23/2022 (i)	CAD	1,840	1,297
3.742% due 05/08/2023 (i)		4,000	2,775
Ford Motor Credit Co. LLC
0.185% due 05/14/2021 •	EUR	900	978
1.576% (US0003M + 1.270%) due 03/28/2022 ~		$2,000	1,870
1.627% (US0003M + 1.235%) due 02/15/2023 ~		200	178
1.636% (US0003M + 1.080%) due 08/03/2022 ~		200	183
1.744% due 07/19/2024	EUR	800	813
2.183% (US0003M + 0.810%) due 04/05/2021 ~		$900	864
3.087% due 01/09/2023		3,900	3,716
3.200% due 01/15/2021		1,000	990
3.470% due 04/05/2021		600	592
3.550% due 10/07/2022		3,300	3,216
3.813% due 10/12/2021		200	198
3.937% (US0003M + 2.550%) due 01/07/2021 ~		400	394
4.535% due 03/06/2025	GBP	4,900	5,779
5.125% due 06/16/2025		$5,300	5,325
5.596% due 01/07/2022		8,600	8,691
5.875% due 08/02/2021		900	911
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		3,544	3,203
6.750% due 03/15/2022		7,245	6,975
Freedom Mortgage Corp.
8.125% due 11/15/2024		420	409
10.750% due 04/01/2024		900	931
GE Capital Funding LLC 4.400% due 05/15/2030		5,000	5,205
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		1,200	1,220
General Motors Financial Co., Inc.
1.618% (US0003M + 1.310%) due 06/30/2022 ~		100	98
2.170% (US0003M + 0.850%) due 04/09/2021 ~		100	99
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	1,133
GLP Capital LP
4.000% due 01/15/2030		$100	100
5.250% due 06/01/2025		1,002	1,093
5.375% due 04/15/2026		100	110
5.750% due 06/01/2028		1,090	1,204
Goldman Sachs Group, Inc.
2.020% (US0003M + 1.000%) due 07/24/2023 ~		100	100
2.876% due 10/31/2022 •		5,000	5,128

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.800% due 03/15/2030		2,500	2,858
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,100	1,191
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		490	495
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		800	792
Healthpeak Properties, Inc. 3.250% due 07/15/2026		160	175
Highwoods Realty LP 3.050% due 02/15/2030		100	100
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	574
Howard Hughes Corp. 5.375% due 03/15/2025		1,115	1,041
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~		3,400	3,402
1.698% (US0003M + 1.380%) due 09/12/2026 ~		1,700	1,674
2.848% due 06/04/2031 •		4,600	4,714
3.262% due 03/13/2023 •		1,130	1,171
3.803% due 03/11/2025 •		300	324
3.973% due 05/22/2030 •		1,140	1,266
4.041% due 03/13/2028 •		1,020	1,128
4.292% due 09/12/2026 •		1,000	1,114
4.583% due 06/19/2029 •		400	462
5.875% due 09/28/2026 •(g)(h)	GBP	2,500	3,044
6.000% due 09/29/2023 •(g)(h)	EUR	1,500	1,757
6.250% due 03/23/2023 •(g)(h)		$700	699
6.500% due 03/23/2028 •(g)(h)		2,800	2,876
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	466
3.950% due 11/01/2027		633	657
4.650% due 04/01/2029		300	324
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		1,000	941
Industrial & Commercial Bank of China Ltd.
1.198% (US0003M + 0.750%) due 11/08/2020 ~		1,000	1,001
3.538% due 11/08/2027		400	441
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		2,800	2,781
International Lease Finance Corp.
4.625% due 04/15/2021		150	152
8.250% due 12/15/2020		1,380	1,413
8.625% due 01/15/2022		520	559
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	205
6.500% due 02/24/2021		12,725	13,085
Intrum AB 3.125% due 07/15/2024 (k)	EUR	2,300	2,346
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		$1,900	1,882
3.250% due 01/24/2025		4,000	3,940
Jefferies Finance LLC
6.250% due 06/03/2026		4,345	4,095
7.250% due 08/15/2024		7,480	6,610
JPMorgan Chase & Co.
1.933% (US0003M + 0.890%) due 07/23/2024 ~		2,462	2,467
3.509% due 01/23/2029 •		10,000	11,179
3.797% due 07/23/2024 •		1,990	2,159
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	23,238	1,867
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	200	242
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$861	859
Kilroy Realty LP 3.050% due 02/15/2030		100	99
KKR Group Finance Co. LLC 3.750% due 07/01/2029		300	345
KSA Sukuk Ltd.
2.894% due 04/20/2022		2,000	2,061
2.969% due 10/29/2029		380	400
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,210	971
LeasePlan Corp. NV
2.875% due 10/24/2024		600	617
7.375% due 05/29/2024 •(g)(h)	EUR	2,000	2,203
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	304
Life Storage LP
3.875% due 12/15/2027		$112	122
4.000% due 06/15/2029		140	155
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		108	127
Lincoln Financing SARL 3.625% due 04/01/2024	EUR	3,500	3,616

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Lloyds Bank PLC 7.500% due 04/02/2032 þ		$3,200	2,645
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		1,410	1,416
2.250% due 10/16/2024	GBP	200	256
2.858% due 03/17/2023 •		$3,500	3,607
4.050% due 08/16/2023		1,700	1,850
4.375% due 03/22/2028		200	232
4.550% due 08/16/2028		1,000	1,173
4.947% due 06/27/2025 •(g)(h)	EUR	1,700	1,861
7.500% due 09/27/2025 •(g)(h)		$2,400	2,492
7.625% due 06/27/2023 •(g)(h)	GBP	1,500	1,904
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		$810	832
Mitsubishi UFJ Financial Group, Inc.
2.193% due 02/25/2025		3,500	3,619
2.623% due 07/18/2022		1,870	1,942
3.455% due 03/02/2023		1,646	1,758
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	221
2.869% due 09/13/2030 •		$1,000	1,057
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,200	1,485
3.692% due 06/05/2028		3,200	3,990
4.625% due 08/01/2029		$1,570	1,581
National Securities Clearing Corp. 1.500% due 04/23/2025		650	665
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		1,960	1,865
Nationwide Building Society
3.766% due 03/08/2024 •		1,000	1,055
3.960% due 07/18/2030 •		2,400	2,704
4.363% due 08/01/2024 •		1,700	1,841
Navient Corp.
5.000% due 10/26/2020		200	199
5.625% due 01/25/2025		100	87
5.875% due 03/25/2021		4,975	4,902
6.150% due 03/10/2021		400	393
6.625% due 07/26/2021		1,440	1,415
Newmark Group, Inc. 6.125% due 11/15/2023		1,455	1,459
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,700	1,774
Nordea Bank Abp 6.625% due 03/26/2026 •(g)(h)		1,500	1,602
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	723
4.950% due 04/01/2024		1,900	2,003
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		330	337
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		736	727
5.250% due 08/15/2022		8,434	7,921
Park Intermediate Holdings LLC 7.500% due 06/01/2025		840	863
Physicians Realty LP
3.950% due 01/15/2028		23	23
4.300% due 03/15/2027		3,000	3,129
Piper Jaffray Cos.
4.740% due 10/15/2021		600	586
5.200% due 10/15/2023		2,100	2,053
Prudential PLC 3.125% due 04/14/2030		300	323
Quicken Loans LLC 5.250% due 01/15/2028		2,855	2,977
Radian Group, Inc.
4.875% due 03/15/2027		1,100	1,037
6.625% due 03/15/2025		400	411
Raymond James Financial, Inc. 4.650% due 04/01/2030		250	299
Regency Centers LP 2.950% due 09/15/2029		100	102
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		220	227
Royal Bank of Scotland Group PLC
1.862% (US0003M + 1.470%) due 05/15/2023 ~		2,778	2,780
2.500% due 03/22/2023	EUR	7,000	8,197
3.498% due 05/15/2023 •		$1,858	1,930
4.269% due 03/22/2025 •		240	261
6.000% due 12/29/2025 •(g)(h)		2,650	2,691
7.500% due 08/10/2020 •(g)(h)		1,200	1,205
7.648% due 09/30/2031 •(g)		1,750	2,535
8.625% due 08/15/2021 •(g)(h)		22,000	22,923
Sabra Health Care LP
3.900% due 10/15/2029		150	137
5.125% due 08/15/2026		1,000	1,015

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Santander Holdings USA, Inc.
3.244% due 10/05/2026		5,000	5,202
3.400% due 01/18/2023		300	312
Santander UK Group Holdings PLC
0.448% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	500	550
3.373% due 01/05/2024 •		$200	210
3.823% due 11/03/2028 •		900	992
6.750% due 06/24/2024 •(g)(h)	GBP	2,550	3,233
7.375% due 06/24/2022 •(g)(h)		4,250	5,398
Santander UK PLC
0.970% (US0003M + 0.620%) due 06/01/2021 ~		$500	502
2.100% due 01/13/2023		1,000	1,033
2.875% due 06/18/2024		2,000	2,134
3.400% due 06/01/2021		1,500	1,540
SBA Communications Corp. 3.875% due 02/15/2027		2,020	2,014
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		900	948
5.250% due 05/23/2023 (h)		600	640
5.717% due 06/16/2021		14,050	14,609
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		1,600	1,411
5.950% due 10/24/2022		4,100	3,760
SL Green Realty Corp. 4.500% due 12/01/2022		10,300	10,521
SLM Corp. 5.125% due 04/05/2022		620	616
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	307
4.125% due 07/15/2023		200	208
Societe Generale S.A. 6.750% due 04/06/2028 •(g)(h)		3,100	3,087
Spirit Realty LP
3.200% due 01/15/2027		500	478
3.400% due 01/15/2030		650	615
Springleaf Finance Corp.
5.375% due 11/15/2029		1,784	1,688
5.625% due 03/15/2023		4,000	4,058
6.125% due 05/15/2022		2,401	2,453
6.125% due 03/15/2024		5,810	5,916
6.625% due 01/15/2028		20	20
6.875% due 03/15/2025		490	504
7.125% due 03/15/2026		1,740	1,803
7.750% due 10/01/2021		5,461	5,694
8.250% due 12/15/2020		1,882	1,945
8.250% due 10/01/2023		2,000	2,147
8.875% due 06/01/2025		400	428
Standard Chartered PLC 4.305% due 05/21/2030 •		2,600	2,877
Starwood Property Trust, Inc. 5.000% due 12/15/2021		100	97
Stifel Financial Corp. 4.000% due 05/15/2030		780	828
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025 (b)		1,200	1,201
2.130% due 07/08/2030 (b)		600	603
2.348% due 01/15/2025		900	941
2.750% due 01/15/2030		1,900	2,019
SVB Financial Group 3.125% due 06/05/2030		380	408
Synchrony Financial 3.700% due 08/04/2026		1,000	1,036
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	95	156
5.801% due 10/13/2040		204	344
6.052% due 10/13/2039		7,509	12,531
TP ICAP PLC 5.250% due 05/29/2026		4,900	6,721
Truist Financial Corp. 5.100% due 03/01/2030 •(g)		$1,440	1,491
Trust Fibra Uno
4.869% due 01/15/2030		1,260	1,273
6.390% due 01/15/2050		2,500	2,639
6.950% due 01/30/2044		1,620	1,777
UBS AG
4.750% due 02/12/2026 •(h)	EUR	400	459
5.125% due 05/15/2024 (h)		$200	218
7.625% due 08/17/2022 (h)		19,500	21,756
UBS Group AG
7.000% due 02/19/2025 •(g)(h)		200	221
7.125% due 08/10/2021 •(g)(h)		3,700	3,782
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~		2,250	2,273
6.572% due 01/14/2022		2,050	2,166
7.830% due 12/04/2023		5,450	6,310

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

VEREIT Operating Partnership LP
3.100% due 12/15/2029		1,300	1,254
3.400% due 01/15/2028		640	645
3.950% due 08/15/2027		438	456
4.875% due 06/01/2026		200	222
VICI Properties LP 4.250% due 12/01/2026		2,030	1,951
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	500	626
Washington Prime Group LP 6.450% due 08/15/2024		$2,805	1,590
Wells Fargo & Co.
2.164% due 02/11/2026 •		2,000	2,066
2.393% due 06/02/2028 •		2,900	2,999
3.000% due 04/22/2026		282	308
3.068% due 04/30/2041 •		2,100	2,193
3.196% due 06/17/2027 •		7,200	7,811
3.550% due 09/29/2025		400	447
Wells Fargo Bank N.A.
2.082% due 09/09/2022 •		1,220	1,240
3.550% due 08/14/2023		1,500	1,628
Welltower, Inc.
2.700% due 02/15/2027		500	520
4.250% due 04/15/2028		385	431
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,725
6.950% due 10/01/2027		460	557
7.375% due 03/15/2032		1,270	1,759
Willis North America, Inc. 2.950% due 09/15/2029		200	212
			828,041
INDUSTRIALS 20.6%
AbbVie, Inc.
2.300% due 11/21/2022		1,680	1,737
5.000% due 12/15/2021		50	53
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		800	805
Adient U.S. LLC 9.000% due 04/15/2025		300	324
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		996	1,094
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	380
Air Canada Pass-Through Trust 3.600% due 09/15/2028		594	544
Aker BP ASA 3.750% due 01/15/2030		600	566
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (b)		1,280	1,302
Albertsons Cos., Inc.
4.625% due 01/15/2027		100	100
4.875% due 02/15/2030		100	102
Alcon Finance Corp. 2.600% due 05/27/2030		900	926
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	581
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	522
3.550% due 10/01/2027		600	629
ALROSA Finance S.A.
3.100% due 06/25/2027		5,500	5,514
4.650% due 04/09/2024		2,200	2,350
7.750% due 11/03/2020		4,179	4,285
Altice Financing S.A.
2.250% due 01/15/2025	EUR	300	317
5.000% due 01/15/2028		$1,200	1,194
7.500% due 05/15/2026		9,000	9,450
Altice France Holding S.A.
8.000% due 05/15/2027	EUR	600	713
10.500% due 05/15/2027		$750	829
Altice France S.A.
2.125% due 02/15/2025	EUR	3,900	4,109
5.500% due 01/15/2028		$1,000	1,012
7.375% due 05/01/2026		11,410	11,923
8.125% due 02/01/2027		700	767
Amazon.com, Inc.
3.875% due 08/22/2037		580	719
4.050% due 08/22/2047		1,710	2,234
4.250% due 08/22/2057		880	1,182
American Airlines Pass-Through Trust
3.150% due 08/15/2033		295	273
3.350% due 04/15/2031		223	210
3.600% due 04/15/2031		161	132
3.650% due 02/15/2029		341	328

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		450	438
5.875% due 05/15/2026		88	87
Amgen, Inc.
3.150% due 02/21/2040		4,500	4,801
4.000% due 09/13/2029	GBP	100	152
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		$520	598
4.600% due 04/15/2048		3,000	3,508
4.750% due 01/23/2029		1,620	1,958
4.750% due 04/15/2058		720	872
4.950% due 01/15/2042		1,400	1,698
Apple, Inc. 2.950% due 09/11/2049		3,250	3,572
Arconic Corp. 6.125% due 02/15/2028		220	221
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		1,600	1,586
5.250% due 08/15/2027		300	295
Arrow Electronics, Inc. 3.250% due 09/08/2024		300	318
Asbury Automotive Group, Inc.
4.500% due 03/01/2028		85	83
4.750% due 03/01/2030		107	105
Ashtead Capital, Inc.
4.000% due 05/01/2028		700	698
5.250% due 08/01/2026		300	316
AutoNation, Inc. 3.350% due 01/15/2021		130	131
Avon International Capital PLC 6.500% due 08/15/2022		620	609
Axalta Coating Systems LLC 4.750% due 06/15/2027		1,150	1,159
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		556	558
4.375% due 01/15/2028		4,520	4,438
BAE Systems PLC 3.400% due 04/15/2030		800	874
Baidu, Inc.
3.075% due 04/07/2025		400	421
3.425% due 04/07/2030		600	653
3.875% due 09/29/2023		1,100	1,173
BAT Capital Corp.
1.014% due 08/14/2020 •		430	430
1.272% (US0003M + 0.880%) due 08/15/2022 ~		230	229
2.764% due 08/15/2022		430	446
3.222% due 08/15/2024		1,924	2,063
3.557% due 08/15/2027		1,074	1,163
4.390% due 08/15/2037		770	841
4.540% due 08/15/2047		766	835
Bausch Health Americas, Inc. 8.500% due 01/31/2027		270	287
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	2,300	2,565
5.000% due 01/30/2028		$500	471
5.250% due 01/30/2030		1,000	950
5.500% due 11/01/2025		500	512
6.250% due 02/15/2029		500	503
7.000% due 03/15/2024		867	901
7.000% due 01/15/2028		200	206
9.000% due 12/15/2025		400	431
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		500	499
3.500% due 06/25/2021		200	205
4.250% due 12/15/2025		900	1,035
4.375% due 12/15/2028		800	935
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		1,000	984
4.875% due 11/01/2025		124	111
Becton Dickinson and Co.
2.823% due 05/20/2030		270	287
3.794% due 05/20/2050		300	335
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		1,192	844
Block Communications, Inc. 4.875% due 03/01/2028		1,490	1,475
Boeing Co.
5.040% due 05/01/2027		1,000	1,104
5.150% due 05/01/2030		1,000	1,118
5.705% due 05/01/2040		180	204
5.805% due 05/01/2050		2,000	2,365
5.930% due 05/01/2060		1,850	2,195
Bombardier, Inc.
5.750% due 03/15/2022		100	74
6.000% due 10/15/2022		400	281
6.125% due 05/15/2021	EUR	300	302

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.125% due 01/15/2023	$500	344
7.500% due 12/01/2024	3,930	2,565
7.500% due 03/15/2025	2,000	1,311
Boston Scientific Corp. 2.650% due 06/01/2030	720	749
Boyd Gaming Corp. 6.000% due 08/15/2026	170	159
Braskem Netherlands Finance BV 4.500% due 01/10/2028	400	376
Brink's Co. 5.500% due 07/15/2025	2,070	2,114
Bristol-Myers Squibb Co.
0.766% (US0003M + 0.380%) due 05/16/2022 ~	205	206
2.900% due 07/26/2024	860	931
3.200% due 06/15/2026	860	966
3.250% due 08/15/2022	150	158
3.400% due 07/26/2029	860	1,003
4.125% due 06/15/2039	240	307
4.625% due 05/15/2044	100	134
Broadcom Corp. 3.875% due 01/15/2027	729	789
Broadcom, Inc.
3.150% due 11/15/2025	800	850
4.110% due 09/15/2028	776	850
4.150% due 11/15/2030	700	763
4.250% due 04/15/2026	1,100	1,226
4.300% due 11/15/2032	390	432
4.750% due 04/15/2029	1,750	1,987
Buckeye Partners LP
4.125% due 03/01/2025	1,020	981
4.500% due 03/01/2028	1,330	1,254
Builders FirstSource, Inc. 6.750% due 06/01/2027	180	185
BWX Technologies, Inc. 4.125% due 06/30/2028	1,770	1,772
Camelot Finance S.A. 4.500% due 11/01/2026	200	200
Cameron LNG LLC
3.302% due 01/15/2035	300	332
3.402% due 01/15/2038	400	431
3.701% due 01/15/2039	300	323
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	960	954
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	140	146
CCO Holdings LLC
5.125% due 05/01/2027	6,000	6,216
5.375% due 06/01/2029	100	106
Centene Corp.
3.375% due 02/15/2030	1,700	1,719
4.250% due 12/15/2027	2,200	2,275
4.625% due 12/15/2029	1,710	1,815
4.750% due 01/15/2025	2,200	2,255
5.375% due 08/15/2026	3,735	3,900
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	200	228
Charles River Laboratories International, Inc. 4.250% due 05/01/2028	220	220
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~	3,604	3,618
4.800% due 03/01/2050	3,880	4,416
4.908% due 07/23/2025	4,500	5,164
5.125% due 07/01/2049	4,490	5,192
5.375% due 04/01/2038	500	610
5.375% due 05/01/2047	100	118
6.484% due 10/23/2045	2,200	2,933
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	1,410	1,446
5.875% due 03/31/2025	3,900	4,381
7.000% due 06/30/2024	200	228
Choice Hotels International, Inc. 3.700% due 12/01/2029	1,250	1,256
Citrix Systems, Inc. 3.300% due 03/01/2030	910	975
Clark Equipment Co. 5.875% due 06/01/2025	500	513
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	1,455	1,353
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (b)	2,175	2,191
6.250% due 07/01/2025 (b)	1,675	1,666
CommScope Technologies LLC 5.000% due 03/15/2027	1,000	904
CommScope, Inc.
5.500% due 03/01/2024	682	691
6.000% due 03/01/2026	583	599

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

7.125% due 07/01/2028 (b)		3,070	3,078
8.250% due 03/01/2027		955	983
Community Health Systems, Inc.
6.250% due 03/31/2023		2,612	2,465
6.625% due 02/15/2025		270	254
8.000% due 03/15/2026		2,640	2,498
Conagra Brands, Inc.
3.800% due 10/22/2021		235	244
4.300% due 05/01/2024		628	695
Connect Finco SARL 6.750% due 10/01/2026		2,250	2,131
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	1,158
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		1,449	391
Constellium SE 5.625% due 06/15/2028		750	741
Core & Main LP 6.125% due 08/15/2025		1,380	1,380
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		100	101
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(d)		2,700	0
9.250% due 06/30/2049 ^«		14,300	0
CoStar Group, Inc. 2.800% due 07/15/2030 (b)		850	872
Cox Communications, Inc. 3.150% due 08/15/2024		2,940	3,167
CSC Holdings LLC
5.375% due 02/01/2028		500	524
6.500% due 02/01/2029		1,800	1,970
CSN Resources S.A. 7.625% due 02/13/2023		800	745
CVS Health Corp.
3.250% due 08/15/2029		100	111
4.100% due 03/25/2025		1,600	1,810
4.300% due 03/25/2028		2,400	2,808
4.780% due 03/25/2038		565	703
CVS Pass-Through Trust
5.773% due 01/10/2033		287	323
5.926% due 01/10/2034		30	34
6.036% due 12/10/2028		81	92
6.943% due 01/10/2030		7,471	8,559
7.507% due 01/10/2032		5,191	6,471
8.353% due 07/10/2031		1,134	1,466
DAE Funding LLC
4.000% due 08/01/2020		26,337	26,235
5.250% due 11/15/2021		5,359	5,279
5.750% due 11/15/2023		1,796	1,717
Daimler Finance North America LLC 3.400% due 02/22/2022		3,850	3,979
DaVita, Inc. 4.625% due 06/01/2030		4,000	3,981
DCP Midstream Operating LP 5.625% due 07/15/2027		1,070	1,081
Dell International LLC
4.900% due 10/01/2026		2,440	2,689
5.300% due 10/01/2029		3,170	3,512
6.020% due 06/15/2026		3,000	3,442
8.100% due 07/15/2036		100	130
8.350% due 07/15/2046		1,400	1,821
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024		25	24
Delta Air Lines, Inc. 7.000% due 05/01/2025		1,100	1,137
Diamond Offshore Drilling, Inc. 7.875% due 08/15/2025 ^(d)		2,127	227
Diamond Resorts International, Inc.
7.750% due 09/01/2023		3,072	2,951
10.750% due 09/01/2024		2,190	1,979
Diamond Sports Group LLC
5.375% due 08/15/2026		3,163	2,309
6.625% due 08/15/2027 (k)		1,677	903
Diamondback Energy, Inc. 4.750% due 05/31/2025		450	482
DISH DBS Corp. 5.875% due 07/15/2022		1,300	1,325
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~		1,730	1,728
DP World PLC
2.375% due 09/25/2026	EUR	1,100	1,202
4.250% due 09/25/2030	GBP	500	608
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		$2,050	1,947
Dun & Bradstreet Corp. 6.875% due 08/15/2026		1,900	2,018

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

eBay, Inc. 2.700% due 03/11/2030	1,090	1,148
Ecopetrol S.A. 7.375% due 09/18/2043	3,130	3,784
Edgewell Personal Care Co. 5.500% due 06/01/2028	1,200	1,237
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	439
Elanco Animal Health, Inc. 5.650% due 08/28/2028	540	601
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,000	1,003
EMC Corp. 3.375% due 06/01/2023	3,000	3,044
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,000	1,082
4.700% due 05/07/2050	4,700	5,399
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	1,600	1,592
Energizer Holdings, Inc.
4.750% due 06/15/2028 (b)	3,160	3,108
6.375% due 07/15/2026	853	884
7.750% due 01/15/2027	410	438
Energy Transfer Operating LP
3.750% due 05/15/2030	670	663
5.000% due 05/15/2050	590	560
5.250% due 04/15/2029	200	218
5.875% due 01/15/2024	130	146
6.125% due 12/15/2045	2,880	3,002
Energy Ventures Gom LLC 11.000% due 02/15/2023	1,202	1,008
Entegris, Inc. 4.625% due 02/10/2026	200	203
Enterprise Products Operating LLC
3.125% due 07/31/2029	750	804
4.200% due 01/31/2050	200	222
EQM Midstream Partners LP
6.000% due 07/01/2025	390	395
6.500% due 07/01/2027	1,930	1,982
EQT Corp.
3.000% due 10/01/2022	300	280
7.000% due 02/01/2030	800	825
Equifax, Inc.
1.262% (US0003M + 0.870%) due 08/15/2021 ~	415	414
3.600% due 08/15/2021	170	176
Equinor ASA
3.125% due 04/06/2030	2,100	2,321
3.625% due 04/06/2040	1,000	1,126
3.700% due 04/06/2050	2,100	2,425
Expedia Group, Inc.
3.250% due 02/15/2030	610	570
6.250% due 05/01/2025	1,000	1,070
F-Brasile SpA 7.375% due 08/15/2026	800	618
FAGE International S.A. 5.625% due 08/15/2026	1,000	944
Fair Isaac Corp.
4.000% due 06/15/2028	340	342
5.250% due 05/15/2026	300	328
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,420	2,379
Ferguson Finance PLC 3.250% due 06/02/2030	600	616
Fiserv, Inc.
2.750% due 07/01/2024	1,570	1,675
3.200% due 07/01/2026	280	310
3.500% due 07/01/2029	1,200	1,350
4.400% due 07/01/2049	520	635
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	100	97
Flex Ltd. 4.750% due 06/15/2025	300	335
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	590	630
4.000% due 09/21/2023	805	879
Freeport-McMoRan, Inc. 4.125% due 03/01/2028	2,240	2,178
Gap, Inc.
8.625% due 05/15/2025	2,150	2,286
8.875% due 05/15/2027	1,500	1,615
Garda World Security Corp. 4.625% due 02/15/2027	660	652
Gartner, Inc. 4.500% due 07/01/2028	910	923
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	500	493

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

General Electric Co. 4.350% due 05/01/2050		1,700	1,688
General Motors Co. 6.800% due 10/01/2027 (i)		400	467
Gerdau Trade, Inc. 4.875% due 10/24/2027		1,500	1,577
Global Payments, Inc.
2.650% due 02/15/2025		210	223
3.200% due 08/15/2029		1,000	1,073
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	453
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	296
goeasy Ltd. 5.375% due 12/01/2024		3,470	3,373
Griffon Corp. 5.750% due 03/01/2028		3,000	2,970
Hanesbrands, Inc. 4.875% due 05/15/2026		3,000	3,029
HCA, Inc.
3.500% due 09/01/2030		1,680	1,620
4.500% due 02/15/2027		3,360	3,749
4.750% due 05/01/2023		2,500	2,714
5.250% due 06/15/2026		100	115
5.375% due 09/01/2026		613	669
5.625% due 09/01/2028		3,585	4,007
5.875% due 02/15/2026		205	225
5.875% due 02/01/2029		379	430
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		4,400	4,396
5.750% due 05/01/2028		1,200	1,217
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		957	939
4.875% due 04/01/2027		582	570
Hyundai Capital America 1.108% due 09/18/2020 •		1,100	1,098
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	525
8.375% due 05/01/2027		959	881
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	2,200	2,469
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,200	1,331
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,000	1,019
IHS Markit Ltd.
3.625% due 05/01/2024		170	183
4.000% due 03/01/2026		300	332
4.250% due 05/01/2029		400	458
4.750% due 02/15/2025		2,175	2,443
4.750% due 08/01/2028		345	406
5.000% due 11/01/2022		2,256	2,423
Illuminate Buyer LLC 9.000% due 07/01/2028		1,760	1,839
Infor, Inc. 1.750% due 07/15/2025		900	905
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,111
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		387	98
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		6,855	4,143
International Game Technology PLC 5.250% due 01/15/2029		2,000	1,955
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		200	201
3.750% due 10/01/2021		200	207
IQVIA, Inc.
3.250% due 03/15/2025	EUR	400	454
5.000% due 05/15/2027		$1,000	1,025
Jaguar Holding Co. 4.625% due 06/15/2025		360	367
Jaguar Land Rover Automotive PLC
5.875% due 11/15/2024	EUR	2,900	2,831
6.875% due 11/15/2026		2,500	2,410
Jeld-Wen, Inc. 4.625% due 12/15/2025		$100	96
Kaiser Aluminum Corp. 6.500% due 05/01/2025		750	780
Kansas City Southern
3.500% due 05/01/2050		500	541
4.200% due 11/15/2069		270	305
KazMunayGas National Co. JSC 4.400% due 04/30/2023		5,000	5,212
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031 (b)		1,800	1,815

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Kinder Morgan, Inc.
7.750% due 01/15/2032		10,100	14,129
7.800% due 08/01/2031		2,300	3,126
Korn Ferry 4.625% due 12/15/2027		1,250	1,219
Kraft Heinz Foods Co.
3.875% due 05/15/2027		1,000	1,046
4.250% due 03/01/2031		900	956
4.375% due 06/01/2046		7,600	7,480
5.000% due 06/04/2042		1,900	2,004
5.200% due 07/15/2045		980	1,064
6.875% due 01/26/2039		1,000	1,238
LABL Escrow Issuer LLC 6.750% due 07/15/2026		120	125
Lamar Media Corp.
3.750% due 02/15/2028		1,050	993
4.000% due 02/15/2030		300	288
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028		1,000	1,061
Las Vegas Sands Corp.
3.200% due 08/08/2024		440	438
3.500% due 08/18/2026		1,600	1,597
3.900% due 08/08/2029		900	888
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		3,097	1,603
Leidos, Inc. 4.375% due 05/15/2030		290	327
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	634
3.875% due 11/15/2029		850	898
4.250% due 07/01/2028		900	903
LifePoint Health, Inc. 4.375% due 02/15/2027		80	76
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		310	267
Marriott International, Inc. 4.625% due 06/15/2030		300	313
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028		150	137
6.125% due 09/15/2025		700	719
6.500% due 09/15/2026		385	389
Marvell Technology Group Ltd.
4.200% due 06/22/2023		331	356
4.875% due 06/22/2028		333	401
Masco Corp. 4.500% due 05/15/2047		490	515
Matador Resources Co. 5.875% due 09/15/2026		210	156
Mattel, Inc. 5.875% due 12/15/2027		400	416
MEG Energy Corp. 7.125% due 02/01/2027		1,100	917
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	706
5.250% due 04/26/2026		1,700	1,717
5.375% due 12/04/2029		5,000	5,011
5.625% due 07/17/2027		1,630	1,651
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		300	325
MGM China Holdings Ltd.
5.250% due 06/18/2025		300	308
5.375% due 05/15/2024		1,650	1,679
5.875% due 05/15/2026		1,800	1,858
MGM Resorts International
5.500% due 04/15/2027		1,110	1,075
7.750% due 03/15/2022		300	306
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,362
MMK International Capital DAC 4.375% due 06/13/2024		$3,300	3,520
MPLX LP
3.375% due 03/15/2023		100	105
3.500% due 12/01/2022		200	208
4.250% due 12/01/2027		100	109
MSCI, Inc.
3.625% due 09/01/2030		200	199
4.000% due 11/15/2029		1,590	1,624
MTS Systems Corp. 5.750% due 08/15/2027		420	387
Mylan, Inc. 3.125% due 01/15/2023		540	568
NCL Corp. Ltd. 3.625% due 12/15/2024		1,950	1,199
NetApp, Inc. 2.700% due 06/22/2030		1,000	1,004

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Netflix, Inc.
3.625% due 05/15/2027	EUR	4,550	5,337
3.625% due 06/15/2030		1,000	1,158
3.875% due 11/15/2029		2,000	2,367
4.875% due 06/15/2030		$880	943
5.375% due 11/15/2029		780	858
5.500% due 02/15/2022		300	314
5.875% due 11/15/2028		4,400	5,012
New Albertson's LP 6.570% due 02/23/2028		800	787
Newell Brands, Inc. 4.875% due 06/01/2025		480	504
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		450	451
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024	EUR	1,000	1,112
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		$68	68
5.500% due 10/01/2021		8,364	8,393
Noble Holding International Ltd. 7.875% due 02/01/2026		3,496	921
Nokia Oyj 4.375% due 06/12/2027		240	254
Norbord, Inc. 5.750% due 07/15/2027		160	164
NortonLifeLock, Inc. 5.000% due 04/15/2025		185	189
NVIDIA Corp.
2.850% due 04/01/2030		1,900	2,117
3.500% due 04/01/2050		1,600	1,865
3.700% due 04/01/2060		400	478
NVR, Inc. 3.000% due 05/15/2030		940	983
NXP BV
3.150% due 05/01/2027		200	213
3.875% due 06/18/2026		1,400	1,569
4.625% due 06/01/2023		1,800	1,976
Occidental Petroleum Corp.
1.398% (US0003M + 0.950%) due 02/08/2021 ~		400	394
1.842% (US0003M + 1.450%) due 08/15/2022 ~		1,717	1,580
2.600% due 08/13/2021		300	294
2.700% due 08/15/2022		588	548
2.900% due 08/15/2024		4,629	3,967
3.200% due 08/15/2026		100	81
3.500% due 08/15/2029		113	83
4.400% due 08/15/2049		100	70
8.000% due 07/15/2025 (b)		3,450	3,472
8.875% due 07/15/2030 (b)		2,420	2,423
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (f)(g)		3,197	11
Open Text Holdings, Inc. 4.125% due 02/15/2030		160	158
Oracle Corp.
2.800% due 04/01/2027		1,600	1,750
2.950% due 04/01/2030		1,600	1,786
3.600% due 04/01/2040		2,110	2,404
3.600% due 04/01/2050		4,700	5,322
3.800% due 11/15/2037		600	693
3.850% due 04/01/2060		4,700	5,529
4.000% due 11/15/2047		3,000	3,560
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		750	764
7.375% due 06/01/2025		130	132
Outfront Media Capital LLC
4.625% due 03/15/2030		80	73
5.000% due 08/15/2027		460	415
Pacific Drilling SA 8.375% due 10/01/2023		720	182
Panasonic Corp. 2.536% due 07/19/2022		800	824
Patterson-UTI Energy, Inc. 3.950% due 02/01/2028		100	76
PayPal Holdings, Inc.
2.300% due 06/01/2030		400	417
2.650% due 10/01/2026		1,919	2,087
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,359
Pelabuhan Indonesia PT 5.375% due 05/05/2045		2,000	2,135
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		110	113
3.350% due 11/01/2029		100	102
3.450% due 07/01/2024		1,610	1,705
Performance Food Group, Inc.
5.500% due 10/15/2027		450	435
6.875% due 05/01/2025		800	830

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		600	606
Pertamina Persero PT
4.150% due 02/25/2060		1,000	1,000
4.175% due 01/21/2050		1,500	1,515
4.700% due 07/30/2049		3,000	3,263
5.625% due 05/20/2043		1,400	1,629
6.500% due 05/27/2041		3,000	3,735
6.500% due 11/07/2048		3,500	4,600
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(d)		11,221	325
5.500% due 04/12/2037 ^(d)		47,485	1,377
Petroleos Mexicanos
5.950% due 01/28/2031		1,000	826
6.350% due 02/12/2048		4,393	3,268
6.490% due 01/23/2027		260	238
6.500% due 03/13/2027		4,800	4,339
6.625% due 06/15/2035		6,010	4,908
6.625% due 06/15/2038		1,400	1,096
6.750% due 09/21/2047		10,601	8,169
6.840% due 01/23/2030		1,550	1,362
6.950% due 01/28/2060		8,556	6,590
7.690% due 01/23/2050		18,020	14,972
Petronas Capital Ltd. 4.550% due 04/21/2050		3,900	4,965
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		640	654
Pilgrim's Pride Corp. 5.875% due 09/30/2027		400	401
Post Holdings, Inc.
4.625% due 04/15/2030		2,000	1,966
5.625% due 01/15/2028		200	207
Presidio Holdings, Inc.
4.875% due 02/01/2027		460	450
8.250% due 02/01/2028		460	461
Prestige Brands, Inc. 5.125% due 01/15/2028		100	99
Prime Security Services Borrower LLC
5.750% due 04/15/2026		790	820
6.250% due 01/15/2028		810	765
Prosus NV 3.680% due 01/21/2030		1,200	1,259
PTC, Inc. 4.000% due 02/15/2028		200	199
Qorvo, Inc.
4.375% due 10/15/2029		500	513
5.500% due 07/15/2026		3,629	3,780
QVC, Inc. 5.950% due 03/15/2043		4,400	3,674
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		1,370	1,594
6.332% due 09/30/2027		500	584
Raytheon Technologies Corp. 3.650% due 08/16/2023		54	58
Rede D'or Finance SARL 4.500% due 01/22/2030		1,600	1,414
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	1,700	1,995
6.250% due 05/15/2026		$1,072	1,139
6.875% due 11/15/2026	EUR	980	1,173
8.250% due 11/15/2026		$2,702	2,929
RELX Capital, Inc. 3.000% due 05/22/2030		500	542
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		800	777
Rockies Express Pipeline LLC
3.600% due 05/15/2025		70	65
4.800% due 05/15/2030		1,430	1,329
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		300	298
11.500% due 06/01/2025		1,000	1,043
S&P Global, Inc. 3.250% due 12/01/2049		700	771
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,000	2,213
5.625% due 03/01/2025		7,544	8,627
5.750% due 05/15/2024		3,400	3,831
salesforce.com, Inc. 3.700% due 04/11/2028		350	409
Sands China Ltd.
3.800% due 01/08/2026		1,000	1,033
4.600% due 08/08/2023		1,700	1,794
5.125% due 08/08/2025		2,100	2,283
5.400% due 08/08/2028		3,600	3,986
Sasol Financing USA LLC 5.875% due 03/27/2024		5,300	4,743

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Scientific Games International, Inc.
7.000% due 05/15/2028		50	40
7.250% due 11/15/2029		200	160
8.625% due 07/01/2025 (b)		1,190	1,115
Scripps Escrow, Inc. 5.875% due 07/15/2027		300	285
Seagate HDD Cayman 4.125% due 01/15/2031		430	451
SIG Combibloc PurchaseCo SARL
1.875% due 06/18/2023	EUR	1,400	1,602
2.125% due 06/18/2025		1,300	1,488
Sirius XM Radio, Inc.
3.875% due 08/01/2022		$127	128
4.125% due 07/01/2030		2,740	2,713
4.625% due 07/15/2024		500	514
Southern Co. 3.700% due 04/30/2030		3,200	3,666
Southwest Airlines Co. 5.125% due 06/15/2027		710	737
Spectrum Brands, Inc. 5.500% due 07/15/2030		1,850	1,857
Speedway Motorsports LLC 4.875% due 11/01/2027		950	867
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,400	2,378
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		90	70
4.100% due 10/01/2029		73	62
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		94	95
4.738% due 09/20/2029		1,200	1,303
5.152% due 09/20/2029		2,200	2,538
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,710	3,949
4.375% due 07/15/2030		$800	794
4.750% due 01/15/2028		1,200	1,220
5.000% due 02/15/2027		470	477
Staples, Inc. 7.500% due 04/15/2026		1,931	1,521
Starfruit Finco BV
6.500% due 10/01/2026	EUR	1,500	1,711
8.000% due 10/01/2026		$1,000	1,027
Station Casinos LLC 4.500% due 02/15/2028		1,220	1,029
Stena International S.A. 6.125% due 02/01/2025		1,300	1,246
Stevens Holding Co., Inc. 6.125% due 10/01/2026		240	252
Stryker Corp. 2.900% due 06/15/2050		600	603
Sunoco Logistics Partners Operations LP 5.950% due 12/01/2025		40	46
Suzano Austria GmbH 7.000% due 03/16/2047		2,000	2,202
T-Mobile USA, Inc.
1.500% due 02/15/2026		700	702
2.050% due 02/15/2028		1,300	1,304
2.550% due 02/15/2031		230	231
3.875% due 04/15/2030		4,420	4,935
4.500% due 02/01/2026		100	101
4.750% due 02/01/2028		2,092	2,213
Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030 (b)		1,000	992
3.025% due 07/09/2040 (b)		300	303
3.175% due 07/09/2050 (b)		400	403
3.375% due 07/09/2060 (b)		1,000	1,006
Teck Resources Ltd. 3.900% due 07/15/2030		700	700
TEGNA, Inc. 4.625% due 03/15/2028		2,110	1,953
Teleflex, Inc. 4.625% due 11/15/2027		200	212
Telesat Canada
4.875% due 06/01/2027		320	315
6.500% due 10/15/2027		350	345
Tencent Holdings Ltd.
2.985% due 01/19/2023		300	312
3.240% due 06/03/2050		1,200	1,206
3.290% due 06/03/2060		1,000	1,013
3.595% due 01/19/2028		1,000	1,092
3.925% due 01/19/2038		200	225
Tenet Healthcare Corp. 4.625% due 06/15/2028		1,560	1,532
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,000	2,053
7.000% due 10/15/2028		300	380

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		809	794
Topaz Solar Farms LLC 5.750% due 09/30/2039		548	650
TransJamaican Highway Ltd. 5.750% due 10/10/2036		1,200	1,156
Transocean Guardian Ltd. 5.875% due 01/15/2024		9,770	8,644
Transocean Pontus Ltd. 6.125% due 08/01/2025		5,895	5,188
Transocean, Inc.
6.800% due 03/15/2038		2,697	816
7.250% due 11/01/2025		470	263
8.000% due 02/01/2027		891	505
Trivium Packaging Finance BV
3.750% due 08/15/2026	EUR	800	887
3.750% due 08/15/2026 •		400	436
5.500% due 08/15/2026		$1,000	1,014
8.500% due 08/15/2027		500	536
Trustees of Princeton University 2.516% due 07/01/2050		1,650	1,719
U.S. Foods, Inc. 6.250% due 04/15/2025		200	206
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,142	2,213
United Airlines Pass-Through Trust
2.700% due 11/01/2033		100	91
3.500% due 09/01/2031		467	439
4.150% due 02/25/2033		409	404
United Group BV 4.875% due 07/01/2024	EUR	400	448
UnitedHealth Group, Inc.
2.900% due 05/15/2050		$500	534
3.125% due 05/15/2060		270	289
Univision Communications, Inc.
5.125% due 05/15/2023		2,000	2,024
5.125% due 02/15/2025		2,000	1,890
6.625% due 06/01/2027		4,170	3,998
9.500% due 05/01/2025		700	746
Vail Resorts, Inc. 6.250% due 05/15/2025		300	315
Vale Overseas Ltd. 6.875% due 11/10/2039		480	628
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027 (b)		1,500	1,500
ViaSat, Inc.
5.625% due 09/15/2025		500	480
5.625% due 04/15/2027		380	390
6.500% due 07/15/2028		1,530	1,534
Viking Cruises Ltd. 13.000% due 05/15/2025		1,930	2,045
Viper Energy Partners LP 5.375% due 11/01/2027		260	255
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	550	606
5.000% due 07/15/2030		$2,700	2,650
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	4,800	5,912
5.000% due 04/15/2027		2,900	3,749
5.250% due 05/15/2029		100	130
5.500% due 05/15/2029		$2,940	3,104
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,875
VMware, Inc.
2.950% due 08/21/2022		$330	342
3.900% due 08/21/2027		280	297
VOC Escrow Ltd. 5.000% due 02/15/2028		721	537
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~		1,000	997
1.204% (US0003M + 0.770%) due 11/13/2020 ~		2,000	2,001
1.375% (US0003M + 0.940%) due 11/12/2021 ~		1,560	1,556
2.500% due 09/24/2021		1,000	1,016
2.700% due 09/26/2022		900	930
3.875% due 11/13/2020		800	808
4.000% due 11/12/2021		200	208
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		536	536
Walt Disney Co.
3.600% due 01/13/2051		250	279
3.800% due 05/13/2060		1,000	1,151
WESCO Distribution, Inc.
7.125% due 06/15/2025		2,160	2,284
7.250% due 06/15/2028		3,400	3,594
West Street Merger Sub, Inc. 6.375% due 09/01/2025		530	514

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Western Digital Corp. 4.750% due 02/15/2026		1,950	2,021
Western Midstream Operating LP
3.100% due 02/01/2025		200	190
4.050% due 02/01/2030		240	232
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	111
WMG Acquisition Corp. 3.875% due 07/15/2030		860	871
WPX Energy, Inc.
4.500% due 01/15/2030		530	469
5.875% due 06/15/2028		280	269
WR Grace & Co-Conn 4.875% due 06/15/2027		3,810	3,879
WRKCo, Inc.
3.750% due 03/15/2025		372	413
3.900% due 06/01/2028		110	122
4.000% due 03/15/2028		464	519
4.200% due 06/01/2032		100	117
Wyndham Destinations, Inc.
4.625% due 03/01/2030		800	741
5.400% due 04/01/2024		9,291	9,000
5.750% due 04/01/2027		188	182
Wynn Las Vegas LLC 5.500% due 03/01/2025		1,050	964
Wynn Macau Ltd. 5.500% due 01/15/2026		2,420	2,403
Wynn Resorts Finance LLC 5.125% due 10/01/2029		1,020	913
Yara International ASA
3.148% due 06/04/2030		290	302
4.750% due 06/01/2028		970	1,118
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,498	2,729
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	9,520	88
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$3,370	3,204
6.125% due 03/01/2028		1,200	1,169
Ziggo Bond Co. BV 5.125% due 02/28/2030		600	596
Ziggo BV 4.875% due 01/15/2030		1,500	1,512
			914,086
UTILITIES 6.0%
Ameren Illinois Co. 3.250% due 03/15/2050		300	332
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		5,103	5,129
1.314% (US0003M + 0.890%) due 02/15/2023 ~		476	474
1.498% (US0003M + 1.180%) due 06/12/2024 ~		4,854	4,865
2.169% (US0003M + 0.950%) due 07/15/2021 ~		4,202	4,237
2.750% due 06/01/2031		2,000	2,074
3.500% due 06/01/2041		2,000	2,108
3.650% due 06/01/2051		490	514
3.800% due 02/15/2027		479	540
4.300% due 02/15/2030		1,600	1,871
4.350% due 06/15/2045		3,200	3,605
4.500% due 03/09/2048		200	235
4.850% due 03/01/2039		470	567
4.900% due 08/15/2037		1,328	1,595
5.150% due 11/15/2046		6,000	7,557
5.150% due 02/15/2050		2,038	2,617
5.300% due 08/15/2058		3,726	4,856
6.000% due 08/15/2040		300	404
Avangrid, Inc. 3.150% due 12/01/2024		300	324
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		200	202
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		600	588
4.625% due 02/04/2030		1,700	1,627
CenturyLink, Inc. 4.000% due 02/15/2027		480	466
Clearway Energy Operating LLC
4.750% due 03/15/2028		420	429
5.000% due 09/15/2026		100	102
CNOOC Finance Ltd. 3.000% due 05/09/2023		3,000	3,134
CNOOC Finance ULC 4.250% due 04/30/2024		200	221
Duke Energy Carolinas LLC
2.950% due 12/01/2026		100	111
3.700% due 12/01/2047		100	118

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Duke Energy Corp. 0.924% (US0003M + 0.500%) due 05/14/2021 ~	1,900	1,904
Duke Energy Florida LLC 1.750% due 06/15/2030	900	910
Edison International
3.125% due 11/15/2022	900	928
3.550% due 11/15/2024	400	423
Enable Midstream Partners LP 4.400% due 03/15/2027	370	341
Endeavor Energy Resources LP
5.500% due 01/30/2026	200	192
6.625% due 07/15/2025	1,360	1,374
Enel Finance International NV
2.650% due 09/10/2024	4,400	4,602
3.625% due 05/25/2027	4,000	4,373
6.000% due 10/07/2039	1,300	1,735
Entergy Corp. 2.950% due 09/01/2026	100	110
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028	3,800	3,819
6.750% due 08/06/2023	1,000	950
Exelon Corp.
4.050% due 04/15/2030	580	671
4.700% due 04/15/2050	200	255
FirstEnergy Corp. 2.250% due 09/01/2030	280	281
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,500	12,007
6.000% due 11/27/2023	400	445
Gazprom OAO Via Gaz Capital S.A.
5.150% due 02/11/2026	3,000	3,337
6.510% due 03/07/2022	6,400	6,878
8.625% due 04/28/2034	5,500	8,421
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	7,230	7,212
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	780	835
4.250% due 05/01/2030	200	218
Kentucky Utilities Co. 3.300% due 06/01/2050	100	107
Narragansett Electric Co. 3.395% due 04/09/2030	600	677
NextEra Energy Capital Holdings, Inc. 2.750% due 05/01/2025	2,800	3,029
NGPL PipeCo LLC
4.875% due 08/15/2027	1,602	1,761
7.768% due 12/15/2037	439	537
NiSource, Inc. 3.600% due 05/01/2030	800	916
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	1,183	1,014
ONEOK, Inc.
6.350% due 01/15/2031	1,000	1,173
7.500% due 09/01/2023	1,498	1,715
Pacific Gas & Electric Co.
2.950% due 03/01/2026 ^(d)	200	216
3.300% due 03/15/2027 ^(d)	500	544
3.300% due 12/01/2027 ^(d)	300	325
3.500% due 10/01/2020 ^(d)	100	109
3.500% due 06/15/2025 ^(d)	700	774
3.750% due 08/15/2042 ^(d)	100	104
4.600% due 06/15/2043 ^(d)	300	340
5.125% due 11/15/2043 ^(d)	130	154
5.400% due 01/15/2040 ^(d)	130	155
6.050% due 03/01/2034 ^(d)	221	264
Pacific Gas and Electric Co.
1.750% due 06/16/2022	1,700	1,707
2.500% due 02/01/2031	1,400	1,372
3.500% due 08/01/2050	1,150	1,113
4.650% due 08/01/2028	200	241
Parsley Energy LLC 4.125% due 02/15/2028	3,070	2,786
Pedernales Electric Cooperative, Inc. 5.952% due 11/15/2022	180	192
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030	5,000	4,963
4.000% due 06/30/2050	5,400	5,279
4.125% due 05/15/2027	400	422
4.375% due 02/05/2050	1,000	1,031
4.875% due 07/17/2049	3,000	3,275
6.150% due 05/21/2048	1,000	1,247
6.250% due 01/25/2049	2,000	2,525
Petrobras Global Finance BV
5.093% due 01/15/2030	30,087	30,027
6.125% due 01/17/2022	738	776
7.375% due 01/17/2027	700	781

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

8.750% due 05/23/2026		1,748	2,067
Puget Energy, Inc. 4.100% due 06/15/2030		690	763
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		79	80
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	700	742
Rio Oil Finance Trust
8.200% due 04/06/2028		$2,100	2,118
9.250% due 07/06/2024		10,738	11,006
Sinopec Group Overseas Development Ltd.
3.500% due 05/03/2026		8,400	9,250
3.625% due 04/12/2027		5,100	5,613
Southern California Edison Co.
2.850% due 08/01/2029		100	106
3.650% due 02/01/2050		400	441
3.700% due 08/01/2025		230	255
4.650% due 10/01/2043		800	982
6.650% due 04/01/2029		200	248
Southern California Gas Co. 2.550% due 02/01/2030		800	863
Southern Gas Corridor CJSC 6.875% due 03/24/2026		8,280	9,544
Sprint Communications, Inc.
6.000% due 11/15/2022		900	951
7.000% due 08/15/2020		1,211	1,218
11.500% due 11/15/2021		100	111
Sprint Corp.
7.125% due 06/15/2024		4,300	4,863
7.250% due 09/15/2021		2,870	3,012
7.625% due 02/15/2025		2,000	2,315
7.625% due 03/01/2026		1,600	1,892
7.875% due 09/15/2023		3,750	4,228
Talen Energy Supply LLC
6.625% due 01/15/2028		300	295
7.250% due 05/15/2027		1,320	1,316
Targa Resources Partners LP 6.875% due 01/15/2029		380	399
Telecom Italia Capital S.A.
7.200% due 07/18/2036		100	119
7.721% due 06/04/2038		150	189
Verizon Communications, Inc.
1.492% (US0003M + 1.100%) due 05/15/2025 ~		2,250	2,279
2.625% due 08/15/2026		440	479
4.016% due 12/03/2029		400	479
4.125% due 03/16/2027		630	743
5.250% due 03/16/2037		1,690	2,290
5.500% due 03/16/2047		960	1,425
Vodafone Group PLC
2.166% (US0003M + 0.990%) due 01/16/2024 ~		497	495
4.375% due 02/19/2043		2,500	2,913
4.875% due 06/19/2049		930	1,170
5.125% due 06/19/2059		700	925
5.250% due 05/30/2048		1,000	1,318
7.875% due 02/15/2030		300	437
VTR Comunicaciones SpA 5.125% due 01/15/2028 (b)		2,300	2,359
			267,072
Total Corporate Bonds & Notes (Cost $2,027,193)			2,009,199
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024		328	553
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(d)		8,140	1,098
Total Convertible Bonds & Notes (Cost $7,201)			1,651
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021		109	114
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021		60	62
6.899% due 12/01/2040		720	994

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	125	126
		1,182
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,435	2,444
Total Municipal Bonds & Notes (Cost $3,723)		3,740
U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
0.644% due 10/18/2030 •	1	1
4.466% due 09/25/2040 •(a)	716	102
5.616% due 09/25/2037 •(a)	833	163
6.500% due 06/25/2028	37	41
6.850% due 12/18/2027	21	24
Freddie Mac
0.685% due 09/15/2030 •	7	7
2.704% due 10/25/2044 •	47	47
2.891% due 02/25/2045 •	8	8
2.904% due 07/25/2044 •	79	82
3.737% due 05/01/2023 •	1	1
6.500% due 07/25/2043	5	6
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 03/20/2026 ~	6	6
3.125% (H15T1Y + 1.500%) due 11/20/2023 ~	3	4
3.125% due 11/20/2026 - 11/20/2027 •	12	13
3.250% (H15T1Y + 1.500%) due 07/20/2026 ~	6	6
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	8	8
6.112% due 09/16/2042 ~	350	364
Small Business Administration
4.340% due 03/01/2024	15	16
5.080% due 11/01/2022	19	20
5.130% due 09/01/2023	2	2
6.900% due 12/01/2020	2	2
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	1,479	1,565
3.500% due 11/01/2045 - 10/01/2048	26,952	28,437
4.000% due 07/01/2048 - 10/01/2049	45,234	47,942
5.000% due 11/01/2035	39	45
Uniform Mortgage-Backed Security, TBA
3.000% due 09/01/2050	140,500	147,474
3.500% due 08/01/2050 - 09/01/2050	118,000	124,114
4.000% due 08/01/2050	33,000	34,986
Total U.S. Government Agencies (Cost $382,635)		385,486
U.S. TREASURY OBLIGATIONS 26.4%
U.S. Treasury Bonds
2.750% due 11/15/2042	10,100	12,941
2.875% due 05/15/2043	12,532	16,377
2.875% due 05/15/2049	15,650	21,167
3.000% due 11/15/2044 (k)	16,600	22,229
3.000% due 05/15/2045	20,800	27,932
3.125% due 02/15/2042 (k)	30,600	41,545
3.125% due 02/15/2043 (k)	18,631	25,268
3.625% due 02/15/2044 (k)	20,600	30,161
3.750% due 11/15/2043	1,500	2,233
U.S. Treasury Notes
1.125% due 08/31/2021 (m)	57,300	57,936
1.875% due 01/31/2022 (k)	143,700	147,582
2.000% due 06/30/2024	42,600	45,616
2.000% due 08/15/2025 (m)(o)	29,800	32,361
2.125% due 08/15/2021 (k)(m)	141,000	144,079
2.125% due 02/29/2024 (m)(o)	17,100	18,302
2.125% due 07/31/2024	34,200	36,836
2.125% due 09/30/2024 (m)(o)	22,400	24,185
2.250% due 11/15/2024 (m)(o)	16,300	17,724
2.250% due 12/31/2024 (k)	87,000	94,784
2.625% due 02/28/2023	48,100	51,240
2.625% due 12/31/2023	31,000	33,627
2.625% due 02/15/2029 (k)	20,180	23,650
2.750% due 08/31/2023 (m)(o)	20,100	21,729
2.875% due 10/31/2023	34,900	38,015
2.875% due 08/15/2028 (k)	77,800	92,143
3.125% due 11/15/2028	74,900	90,563
Total U.S. Treasury Obligations (Cost $1,085,189)		1,170,225
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust 3.535% due 01/25/2036 ^~	134	124

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•	219	184
0.395% due 10/25/2046 •	601	382
American Home Mortgage Investment Trust
2.265% due 12/25/2035 •	488	252
6.500% due 03/25/2047 þ	2,946	2,843
BAMLL Commercial Mortgage Securities Trust 1.235% due 04/15/2036 •	3,600	3,440
Banc of America Funding Trust
3.926% due 03/20/2036 ~	66	61
4.124% due 09/20/2035 ^~	61	55
5.500% due 01/25/2036	154	140
6.000% due 07/25/2037 ^	320	306
6.000% due 08/25/2037 ^	129	121
Banc of America Mortgage Trust
3.234% due 06/25/2035 ~	124	110
3.756% due 02/25/2036 ^~	16	15
3.845% due 11/20/2046 ^~	1,111	1,032
6.000% due 10/25/2036 ^	135	133
Barclays UBS Trust 2.892% due 06/05/2030	12,800	11,753
BBCMS Mortgage Trust 4.314% due 12/15/2051	600	712
Bear Stearns Adjustable Rate Mortgage Trust
3.737% due 01/25/2035 ~	11	11
3.753% due 02/25/2033 ~	3	2
3.766% due 02/25/2036 ^~	379	366
3.858% due 01/25/2035 ~	349	319
3.967% due 02/25/2033 ~	2	2
4.039% due 08/25/2035 ^~	621	586
4.103% due 01/25/2034 ~	2	2
4.176% due 01/25/2034 ~	7	7
Bear Stearns ALT-A Trust
0.525% due 08/25/2036 ^•	785	714
3.497% due 08/25/2036 ^~	365	296
3.717% due 11/25/2036 ^~	2,774	1,829
3.736% due 09/25/2035 ^~	502	394
3.761% due 03/25/2036 ^~	235	195
3.769% due 05/25/2035 ~	118	115
3.837% due 11/25/2036 ~	153	115
3.938% due 11/25/2036 ^~	151	112
Chase Mortgage Finance Trust
5.500% due 11/25/2035	447	421
5.500% due 07/25/2037 ^	1,248	485
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.395% due 10/25/2046 •	3,345	3,286
0.435% due 01/25/2036 •	178	167
CIM Trust 3.015% due 06/25/2057 ~	1,669	1,694
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,197
Citigroup Global Markets Mortgage Securities, Inc. 0.685% due 05/25/2032 •	9	9
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	28	28
3.880% due 10/25/2035 ^•	238	233
3.882% due 04/25/2037 ^~	255	216
3.934% due 09/25/2037 ^~	401	378
3.979% due 08/25/2035 ^~	35	29
4.023% due 03/25/2034 ~	14	14
4.380% due 10/25/2035 •	147	143
4.382% due 09/25/2037 ^~	229	220
Citigroup Mortgage Loan Trust, Inc. 3.462% due 05/25/2035 ~	244	244
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	807	791
Commercial Mortgage Trust
4.228% due 05/10/2051	1,000	1,176
4.362% due 07/10/2045 ~	700	749
Countrywide Alternative Loan Trust
0.305% due 06/25/2036 •	2,927	2,699
0.365% due 04/25/2046 •	8,187	7,473
0.385% due 02/25/2036 •	6,160	5,170
0.385% due 12/20/2046 ^•	1,183	956
0.400% due 07/20/2046 ^•	509	379
0.470% due 09/20/2046 •	417	248
0.520% due 11/20/2035 •	3,566	3,323
2.504% due 12/25/2035 •	112	100
3.377% due 10/25/2035 ^~	21	18
3.843% due 02/25/2037 ^~	828	780
5.500% due 11/25/2035 ^	792	652
5.500% due 12/25/2035 ^	559	458
5.500% due 01/25/2036	180	152
5.750% due 02/25/2035	463	445
5.750% due 03/25/2037 ^•	119	89
6.000% due 02/25/2037 ^	3,102	1,912

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.250% due 11/25/2036 ^		971	862
6.250% due 12/25/2036 ^•		580	386
6.250% due 08/25/2037 ^		3,761	2,971
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 04/25/2046 ^•		2	0
0.645% due 05/25/2035 •		100	86
3.866% due 02/25/2034 ~		166	161
3.866% due 07/20/2034 ~		138	131
4.119% due 04/20/2035 ~		40	39
5.500% due 01/25/2035		324	336
5.500% due 09/25/2035 ^		195	193
5.500% due 12/25/2035 ^		319	259
6.000% due 05/25/2036 ^		204	148
6.000% due 01/25/2037 ^		4,003	3,069
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •		91	85
Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 06/25/2033 ~		100	97
6.000% due 01/25/2036 ^		638	490
Credit Suisse Mortgage Capital Trust 3.092% due 10/27/2059 ~		1,265	1,313
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.365% due 06/25/2037 ^•		102	104
3.369% due 10/25/2035 ~		29	26
5.500% due 12/25/2035 ^		300	290
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		120	112
Dilosk RMBS DAC 0.350% due 12/20/2057 •	EUR	262	294
Dragon Finance BV 1.794% due 07/13/2023 •	GBP	3,557	4,297
EMF-NL Prime BV 0.407% due 04/17/2041 •	EUR	994	1,029
Eurosail PLC
0.085% due 09/10/2044 •		4,400	4,337
0.893% due 09/13/2045 •	GBP	7,424	8,828
1.143% due 06/13/2045 •		7,200	8,835
Finsbury Square PLC 1.105% due 12/16/2069 •		95	117
First Horizon Asset Securities, Inc. 3.812% due 02/25/2036 ~		$118	107
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		653	437
GMAC Mortgage Corp. Loan Trust
3.741% due 04/19/2036 ^~		47	40
3.812% due 11/19/2035 ~		77	70
GreenPoint Mortgage Funding Trust 0.725% due 11/25/2045 •		44	36
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~		104	102
GSR Mortgage Loan Trust
2.801% due 06/25/2034 ~		26	25
3.639% due 05/25/2034 ~		174	167
3.740% due 05/25/2035 ~		276	258
3.842% due 11/25/2035 ~		330	324
3.852% due 01/25/2036 ^~		71	69
3.862% due 11/25/2035 ^~		77	57
4.121% due 09/25/2035 ~		19	19
6.000% due 02/25/2036 ^		1,551	1,147
6.000% due 03/25/2037 ^		296	243
6.000% due 05/25/2037 ^		92	87
HarborView Mortgage Loan Trust
0.384% due 09/19/2037 •		489	442
0.384% due 01/19/2038 •		655	581
0.399% due 12/19/2036 •		2,721	2,193
3.256% due 06/19/2036 ^~		147	94
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	11,978	14,838
HomeBanc Mortgage Trust
0.445% due 01/25/2036 •		$224	213
3.239% due 04/25/2037 ^~		32	31
HPLY Trust 1.185% due 11/15/2036 •		820	777
IndyMac Mortgage Loan Trust
0.455% due 06/25/2037 ^•		122	114
0.665% due 07/25/2035 •		40	36
3.076% due 07/25/2037 ~		120	94
3.568% due 08/25/2036 ~		67	49
3.595% due 06/25/2036 ~		307	271
JPMorgan Alternative Loan Trust 0.325% due 03/25/2037 •		748	720
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		33	33
3.343% due 07/27/2037 ~		1,003	1,022
3.394% due 06/25/2037 ^~		1,326	1,078
3.612% due 06/25/2036 ^~		76	65

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.639% due 04/25/2036 ^~		280	245
3.790% due 07/25/2035 ~		36	35
3.993% due 04/25/2035 ~		349	345
4.187% due 08/25/2035 ^~		256	230
5.750% due 01/25/2036 ^		252	183
Lehman XS Trust
0.345% due 03/25/2047 ^•		63	71
0.365% due 07/25/2037 ^•		471	406
MASTR Adjustable Rate Mortgages Trust
0.425% due 05/25/2037 •		119	69
0.495% due 09/25/2037 •		4,984	4,840
0.865% due 05/25/2047 ^•		310	310
2.244% due 01/25/2047 ^•		591	1,003
3.476% due 11/25/2033 ~		17	16
3.803% due 08/25/2034 ~		11	11
MASTR Alternative Loan Trust
0.585% due 03/25/2036 ^•		506	30
5.000% due 08/25/2049		470	433
MASTR Asset Securitization Trust 5.000% due 08/25/2049		153	119
Merrill Lynch Alternative Note Asset Trust 3.674% due 06/25/2037 ^~		131	101
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		932	897
3.248% due 05/25/2034 ~		127	119
3.608% due 12/25/2035 ~		600	519
4.320% due 11/25/2035 •		75	73
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		9,008	9,435
2.750% due 08/25/2059 ~		1,954	2,057
Morgan Stanley Mortgage Loan Trust
3.324% due 07/25/2035 ^~		251	235
3.347% due 11/25/2037 ~		849	705
6.000% due 10/25/2037 ^		4,535	3,604
MortgageIT Securities Corp. Mortgage Loan Trust 0.685% due 09/25/2037 •		6,402	5,755
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		7,455	7,871
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		7,007	7,364
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		127	129
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.565% due 12/25/2035 •		765	742
Prime Mortgage Trust 0.668% due 02/25/2035 •		290	274
RBSGC Structured Trust 5.500% due 11/25/2035 ^		2,157	2,088
RBSSP Resecuritization Trust
0.674% due 04/26/2037 •		116	115
6.500% due 10/26/2036 ~		1,571	1,553
Residential Accredit Loans, Inc. Trust
0.285% due 05/25/2037 •		371	329
0.375% due 07/25/2036 •		158	149
0.385% due 12/25/2046 ^•		219	189
0.415% due 05/25/2037 ^•		51	36
3.967% due 02/25/2035 ^~		67	58
5.268% due 02/25/2036 ^~		108	86
6.000% due 06/25/2036 ^		93	85
6.000% due 05/25/2037 ^		79	73
6.500% due 07/25/2036		371	362
Residential Asset Securitization Trust
0.585% due 01/25/2046 ^•		865	243
4.750% due 07/31/2020		231	49
6.000% due 02/25/2036		370	243
6.250% due 09/25/2037 ^		1,948	1,077
Residential Funding Mortgage Securities, Inc. Trust
4.225% due 09/25/2035 ^~		180	139
4.337% due 02/25/2036 ^~		344	305
6.000% due 10/25/2036 ^		389	360
Structured Adjustable Rate Mortgage Loan Trust
0.385% due 04/25/2047 •		557	493
3.367% due 01/25/2035 ~		332	319
3.754% due 09/25/2036 ^~		1,306	1,113
3.945% due 03/25/2036 ^~		66	58
4.054% due 09/25/2035 ~		1,259	1,194
4.316% due 05/25/2036 ^~		983	921
Structured Asset Mortgage Investments Trust
0.405% due 05/25/2036 •		1,077	1,013
0.445% due 05/25/2046 ^•		15	8
0.854% due 09/19/2032 •		15	14
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.234% due 06/25/2033 ~		61	60
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	2,539	3,147

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Uropa Securities PLC
0.402% due 06/10/2059 •		8,843	10,431
0.552% due 06/10/2059 •		2,156	2,437
0.752% due 06/10/2059 •		1,686	1,950
0.952% due 06/10/2059 •		1,797	2,037
Verus Securitization Trust 3.889% due 04/25/2060		$100	100
Wachovia Mortgage Loan Trust LLC
4.033% due 08/20/2035 ^~		263	253
4.214% due 10/20/2035 ~		41	37
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •		767	729
0.455% due 12/25/2045 •		640	630
0.505% due 08/25/2045 •		479	481
1.990% due 02/27/2034 •		22	21
2.204% due 02/25/2047 ^•		484	433
2.240% due 07/25/2046 •		766	691
2.240% due 10/25/2046 •		161	143
2.254% due 06/25/2047 ^•		52	16
2.384% due 10/25/2046 ^•		832	735
2.501% due 12/25/2046 •		234	212
2.504% due 08/25/2046 •		1,655	1,581
2.704% due 11/25/2042 •		1	1
2.904% due 06/25/2042 •		2	2
2.904% due 08/25/2042 •		3	3
3.526% due 12/25/2036 ^~		335	304
3.592% due 02/25/2037 ^~		2,103	1,969
3.709% due 09/25/2036 ^~		273	252
4.275% due 09/25/2033 ~		2,383	2,297
Washington Mutual Mortgage Pass-Through Certificates Trust
0.425% due 01/25/2047 ^•		508	456
2.344% due 05/25/2047 ^•		29	3
4.224% due 09/25/2036 þ		18,990	8,317
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		900	979
4.218% due 07/15/2046 ~		500	539
Wells Fargo Mortgage-Backed Securities Trust
3.995% due 04/25/2036 ^~		33	31
4.427% due 11/25/2037 ^~		470	424
4.620% due 09/25/2033 ~		27	27
Total Non-Agency Mortgage-Backed Securities (Cost $230,269)			230,422
ASSET-BACKED SECURITIES 5.2%
ACE Securities Corp. Home Equity Loan Trust 0.485% due 02/25/2036 •		386	374
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		646	646
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.635% due 01/25/2036 •		3,222	3,071
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,300	1,451
Ares CLO Ltd. 2.325% due 04/17/2026 •		$140	140
Argent Securities Trust 0.455% due 05/25/2036 •		644	247
Asset-Backed Funding Certificates Trust
0.345% due 01/25/2037 •		708	468
0.405% due 01/25/2037 •		3,029	2,024
0.785% due 10/25/2034 •		608	583
B2R Mortgage Trust 2.567% due 06/15/2049		4,827	4,844
Bear Stearns Asset-Backed Securities Trust
0.295% due 02/25/2037 •		52	66
0.585% due 09/25/2046 •		2,393	2,251
0.675% due 09/25/2035 •		945	938
0.985% due 10/27/2032 •		28	28
1.185% due 10/25/2037 •		170	169
1.235% due 08/25/2037 •		346	306
1.435% due 08/25/2037 •		756	738
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	2,200	2,460
Carrington Mortgage Loan Trust 1.010% due 02/25/2035 •		$4,108	3,911
Citigroup Mortgage Loan Trust
0.435% due 08/25/2036 •		2,498	2,411
6.750% due 05/25/2036 þ		197	135
Countrywide Asset-Backed Certificates
0.355% due 06/25/2047 •		124	124
0.365% due 06/25/2047 •		412	409
0.405% due 09/25/2037 ^•		155	132
0.415% due 05/25/2037 •		2,400	2,016
0.445% due 11/25/2037 •		4,227	3,667
0.475% due 06/25/2037 •		5,000	4,593
0.475% due 11/25/2037 •		10,199	9,488
0.535% due 11/25/2036 •		1,058	814

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

4.548% due 10/25/2046 ^~		354	349
4.642% due 07/25/2036 ~		874	888
5.430% due 02/25/2033 ^~		189	178
Countrywide Asset-Backed Certificates Trust
0.345% due 09/25/2046 •		56	54
6.095% due 08/25/2035 þ		424	439
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		297	119
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	2,100	2,349
Fieldstone Mortgage Investment Trust 0.488% due 11/25/2036 •		$1,118	753
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •		56	55
0.425% due 10/25/2036 •		1,225	910
1.460% due 07/25/2034 •		340	336
First NLC Trust
0.325% due 08/25/2037 •		179	103
0.465% due 08/25/2037 •		119	70
GSAA Home Equity Trust
0.425% due 11/25/2036 •		14,911	7,155
0.485% due 03/25/2037 •		236	132
0.485% due 05/25/2047 •		188	142
0.525% due 09/25/2036 •		1,135	414
Home Equity Asset Trust 0.465% due 08/25/2036 •		660	648
Home Equity Mortgage Loan Asset-Backed Trust
0.325% due 11/25/2036 •		8,317	7,401
0.425% due 11/25/2036 •		1,775	1,508
0.625% due 03/25/2036 •		6,000	5,365
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		774	772
JPMorgan Mortgage Acquisition Corp. 0.525% due 02/25/2036 ^•		10,000	9,753
JPMorgan Mortgage Acquisition Trust 0.335% due 07/25/2036 •		1,160	712
Limerock CLO LLC 2.335% due 10/20/2026 •		280	279
Long Beach Mortgage Loan Trust 0.945% due 08/25/2045 •		247	246
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		993	967
MASTR Asset-Backed Securities Trust 1.010% due 10/25/2034 •		367	356
MASTR Specialized Loan Trust 0.935% due 11/25/2035 •		3,846	3,713
Merrill Lynch Mortgage Investors Trust
0.255% due 04/25/2047 •		1,315	728
0.445% due 03/25/2037 •		1,550	1,244
0.505% due 03/25/2037 •		809	653
Monroe Capital BSL CLO Ltd. 1.478% due 05/22/2027 •		8,258	8,205
Morgan Stanley ABS Capital, Inc. Trust
0.275% due 01/25/2037 •		604	338
0.285% due 09/25/2036 •		1,722	798
0.325% due 10/25/2036 •		2,221	1,158
0.405% due 10/25/2036 •		1,346	711
1.760% due 09/25/2034 •		922	909
Morgan Stanley Home Equity Loan Trust 0.535% due 04/25/2037 •		202	136
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •		264	125
5.726% due 10/25/2036 ^þ		232	105
New Century Home Equity Loan Trust
0.515% due 02/25/2036 •		494	490
1.070% due 05/25/2034 •		6,782	6,543
Option One Mortgage Loan Trust
0.325% due 03/25/2037 •		360	316
0.405% due 01/25/2037 •		465	312
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.145% due 03/25/2035 •		14,314	13,867
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	371
Residential Asset Securities Corp. Trust 1.280% due 03/25/2035 •		634	607
Saxon Asset Securities Trust 3.972% due 08/25/2035 þ		7	8
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•		198	60
0.395% due 11/25/2036 •		27,165	10,495
0.475% due 12/25/2035 •		683	660
0.765% due 11/25/2035 •		199	198
SG Mortgage Securities Trust 0.395% due 10/25/2036 •		2,000	1,461
SMB Private Education Loan Trust
0.485% due 09/15/2054 •		6,749	6,700

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

2.750% due 07/15/2027		3,696	3,754
SoFi Professional Loan Program LLC 1.285% due 10/27/2036 •		1,946	1,945
Soundview Home Loan Trust
0.335% due 06/25/2037 •		3,388	2,551
0.445% due 02/25/2037 •		1,463	550
Specialty Underwriting & Residential Finance Trust 0.785% due 12/25/2036 •		603	580
START Ireland 4.089% due 03/15/2044		396	354
Structured Asset Investment Loan Trust
0.335% due 09/25/2036 •		518	499
0.345% due 05/25/2036 •		603	573
0.905% due 05/25/2035 •		705	702
0.985% due 07/25/2034 •		7,989	7,721
1.085% due 04/25/2035 •		11,000	8,789
Towd Point Mortgage Trust
1.185% due 10/25/2048 •		21,359	21,312
1.185% due 05/25/2058 •		1,326	1,321
2.900% due 10/25/2059 ~		22,565	23,793
Vendome Funding CLO DAC 0.000% due 07/20/2031 «•(b)	EUR	2,000	2,244
Venture CLO Ltd. 2.099% due 04/15/2027 •		$992	975
Total Asset-Backed Securities (Cost $228,133)			229,531
SOVEREIGN ISSUES 15.9%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	2,126
Angolan Government International Bond 8.000% due 11/26/2029		$3,500	2,894
Argentina Government International Bond
3.380% due 12/31/2038 ^(d)	EUR	2,100	898
3.875% due 01/15/2022 ^(d)		74,220	33,277
5.250% due 01/15/2028 ^(d)		2,000	857
5.875% due 01/11/2028 ^(d)		$1,500	607
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	95,411	823
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	1,550	1,838
Brazil Government International Bond
2.875% due 06/06/2025		$1,000	989
3.875% due 06/12/2030		1,500	1,449
4.750% due 01/14/2050		7,101	6,690
5.000% due 01/27/2045		1,800	1,731
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	4,899
2.450% due 01/31/2031		$600	623
Colombia Government International Bond 4.500% due 01/28/2026		10,000	10,849
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	867
9.995% due 08/01/2020		500	501
Dominican Republic International Bond
5.500% due 01/27/2025		7,000	7,106
5.875% due 04/18/2024		9,400	9,669
5.950% due 01/25/2027		1,800	1,817
6.000% due 07/19/2028		3,400	3,433
6.400% due 06/05/2049		3,700	3,404
6.500% due 02/15/2048		1,250	1,161
6.600% due 01/28/2024		500	526
6.850% due 01/27/2045		3,000	2,890
7.450% due 04/30/2044		800	828
Ecuador Government International Bond
7.775% due 01/23/2028 ^(d)		6,000	2,490
9.650% due 12/13/2026 ^(d)		1,400	604
10.650% due 01/31/2029 ^(d)		4,840	2,010
Egypt Government International Bond
4.750% due 04/11/2025	EUR	2,900	3,169
5.577% due 02/21/2023		$8,900	9,122
5.625% due 04/16/2030	EUR	5,250	5,350
6.375% due 04/11/2031		6,300	6,568
7.053% due 01/15/2032		$2,200	2,095
7.600% due 03/01/2029		200	204
7.625% due 05/29/2032		2,000	1,957
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,637
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		4,100	4,279
3.875% due 04/16/2050		6,300	7,470
Export-Import Bank of India
3.250% due 01/15/2030		5,000	4,957
3.875% due 03/12/2024		1,400	1,475
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	206

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Ghana Government International Bond
6.375% due 02/11/2027		900	845
7.875% due 03/26/2027		5,280	5,249
7.875% due 02/11/2035		1,000	910
8.125% due 03/26/2032		1,000	944
8.750% due 03/11/2061		1,500	1,362
8.950% due 03/26/2051		2,000	1,840
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	4,172
4.900% due 06/01/2030		1,400	1,500
5.375% due 04/24/2032		700	775
5.750% due 06/06/2022		5,000	5,258
6.125% due 06/01/2050		3,200	3,717
Indonesia Government International Bond
3.750% due 04/25/2022		5,000	5,202
4.750% due 01/08/2026		10,600	11,960
5.250% due 01/17/2042		5,400	6,698
6.625% due 02/17/2037		6,000	8,230
Israel Government International Bond 3.375% due 01/15/2050		3,600	3,959
Israel Government International Bond
3.800% due 05/13/2060		1,300	1,513
4.125% due 01/17/2048		800	994
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	3,200	3,361
5.875% due 10/17/2031		2,000	2,118
Jordan Government International Bond 5.850% due 07/07/2030 (b)		$5,100	5,100
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,708
2.375% due 11/09/2028		3,200	3,763
Kenya Government International Bond
7.000% due 05/22/2027		$700	693
8.000% due 05/22/2032		2,800	2,773
8.250% due 02/28/2048		1,500	1,483
Kuwait International Government Bond
2.750% due 03/20/2022		3,715	3,838
3.500% due 03/20/2027		14,915	16,678
Mexico Government International Bond
4.500% due 01/31/2050		25,800	26,600
4.750% due 04/27/2032		1,600	1,768
4.750% due 03/08/2044		1,000	1,054
5.000% due 04/27/2051		2,000	2,162
5.750% due 10/12/2110		6,000	6,671
6.750% due 09/27/2034		400	527
Mongolia Government International Bond 5.625% due 05/01/2023		1,600	1,606
Nigeria Government International Bond
6.500% due 11/28/2027		6,900	6,586
7.143% due 02/23/2030		3,300	3,093
7.625% due 11/21/2025		6,800	6,961
7.875% due 02/16/2032		1,700	1,609
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	1,900	2,174
Oman Government International Bond
4.750% due 06/15/2026		$3,300	3,063
4.875% due 02/01/2025		2,000	1,939
5.375% due 03/08/2027		3,300	3,088
5.625% due 01/17/2028		5,000	4,682
6.000% due 08/01/2029		4,000	3,740
6.750% due 01/17/2048		6,200	5,389
Pakistan Government International Bond 6.875% due 12/05/2027		2,000	1,977
Panama Government International Bond
6.700% due 01/26/2036		10,200	14,719
9.375% due 04/01/2029		2,100	3,194
Paraguay Government International Bond
4.950% due 04/28/2031		1,300	1,454
5.600% due 03/13/2048		2,200	2,578
6.100% due 08/11/2044		2,700	3,333
Peru Government International Bond
2.783% due 01/23/2031		900	962
5.625% due 11/18/2050		150	237
5.940% due 02/12/2029	PEN	25,250	8,235
6.350% due 08/12/2028		9,640	3,223
6.950% due 08/12/2031		21,180	7,274
8.200% due 08/12/2026		490	179
8.750% due 11/21/2033		$11,040	18,461
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,800	1,805
2.800% due 06/23/2030		1,300	1,303
3.800% due 06/23/2050		1,300	1,340
Qatar Government International Bond
3.375% due 03/14/2024		1,200	1,287
3.875% due 04/23/2023		4,500	4,837
4.000% due 03/14/2029		1,200	1,383

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

4.400% due 04/16/2050		5,300	6,573
4.500% due 04/23/2028		3,300	3,898
4.817% due 03/14/2049		4,200	5,538
5.103% due 04/23/2048		600	818
Romania Government International Bond
3.375% due 01/28/2050	EUR	2,710	2,965
4.625% due 04/03/2049		2,520	3,252
Russia Government International Bond
4.750% due 05/27/2026		$2,000	2,283
4.875% due 09/16/2023		27,350	30,410
5.100% due 03/28/2035		8,200	10,148
5.625% due 04/04/2042		4,000	5,439
Saudi Government International Bond
2.375% due 10/26/2021		1,280	1,301
2.500% due 02/03/2027		2,000	2,058
2.875% due 03/04/2023		3,000	3,135
3.750% due 01/21/2055		1,000	1,022
4.500% due 10/26/2046		24,200	27,902
5.000% due 04/17/2049		300	372
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	765
6.250% due 05/23/2033		$1,700	1,736
Serbia Government International Bond
1.500% due 06/26/2029	EUR	4,400	4,642
3.125% due 05/15/2027		200	235
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,929
4.665% due 01/17/2024		12,100	12,372
4.850% due 09/30/2029		4,400	4,182
5.750% due 09/30/2049		6,300	5,496
5.875% due 06/22/2030		1,100	1,122
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	526
7.850% due 03/14/2029		1,800	1,190
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,006
4.250% due 04/14/2026		8,300	7,590
5.125% due 02/17/2028		9,600	8,853
5.250% due 03/13/2030		3,000	2,698
5.600% due 11/14/2024		5,920	5,839
5.750% due 05/11/2047		4,100	3,360
6.000% due 01/14/2041		6,300	5,460
6.125% due 10/24/2028		10,600	10,318
7.375% due 02/05/2025		6,200	6,546
7.625% due 04/26/2029		6,200	6,543
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	10,300	9,979
6.750% due 06/20/2026		5,300	6,073
7.750% due 09/01/2020		$800	804
7.750% due 09/01/2021		9,300	9,612
7.750% due 09/01/2022		19,500	20,368
7.750% due 09/01/2023		4,200	4,416
7.750% due 09/01/2026		4,600	4,808
Uruguay Government International Bond
4.375% due 01/23/2031		880	1,031
5.100% due 06/18/2050		7,540	9,759
7.625% due 03/21/2036		1,100	1,674
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		2,700	169
8.250% due 10/13/2024 ^(d)		2,700	169
Vietnam Government International Bond 5.500% due 03/12/2028		4,650	4,638
Total Sovereign Issues (Cost $751,879)			704,503
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	238
iHeartMedia, Inc. «(e)		167	1
iHeartMedia, Inc. 'A' (e)		12,437	104
			343
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (e)		68,046	826
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		2,960	2
			828
ENERGY 0.0%
Dommo Energia S.A. (e)(i)		334,893	97

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Dommo Energia S.A. «(i)(e)		1,662,635	383
Dommo Energia S.A. SP - ADR (e)		5,233	15
			495
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «(e)		157,773	0
UTILITIES 0.0%
Eneva S.A. (e)(i)		74,731	618
Total Common Stocks (Cost $6,867)			2,284
WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. - Exp. 05/01/2039		81,002	676
Total Warrants (Cost $1,471)			676
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~		900,000	298
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		200,000	233
Bank of America Corp. 4.300% due 01/28/2025 •(g)		2,600,000	2,324
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)		400,000	413
Charles Schwab Corp. 5.000% due 12/01/2027 •(g)		4,000,000	3,944
Dresdner Funding Trust 8.151% due 06/30/2031		870,000	1,199
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(g)		670,000	640
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(g)		3,380,000	2,961
4.600% due 02/01/2025 •(g)		1,770,000	1,580
5.000% due 08/01/2024 •(g)		2,430,000	2,339
Nationwide Building Society 10.250% ~		17,000	3,297
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		4,447,000	5,332
			24,560
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 01/21/2021 •(g)		1,488,000	1,171
Total Preferred Securities (Cost $27,732)			25,731
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC
0.797% (US0003M + 0.500%) due 09/24/2020 ~		$800	801
1.820% (US0003M + 0.500%) due 10/26/2020 ~		6,200	6,209
			7,010
REPURCHASE AGREEMENTS (j) 0.0%			177
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	10,363	100

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $7,301)		7,287
Total Investments in Securities (Cost $4,906,186)		4,913,119
	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short Asset Portfolio	3,167,866	31,600
PIMCO Short-Term Floating NAV Portfolio III	1,305,721	12,873
Total Short-Term Instruments (Cost $44,599)		44,473
Total Investments in Affiliates (Cost $44,599)		44,473
Total Investments 111.8% (Cost $4,950,785)		$4,957,592
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $16,151)		(1,650)
Other Assets and Liabilities, net (11.8)%		(522,179)
Net Assets 100.0%		$4,433,763

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	$4,400	$4,553	0.10%
Dommo Energia S.A.	12/21/2017-12/26/2017	429	480	0.01
Eneva S.A.	12/21/2017-12/03/2019	347	618	0.02
Ford Credit Canada Co. 2.710% due 02/23/2022	06/23/2020	1,300	1,297	0.03
Ford Credit Canada Co. 3.742% due 05/08/2023	06/03/2020	2,755	2,775	0.06
General Motors Co. 6.800% due 10/01/2027	05/07/2020	399	467	0.01
$9,630	$10,190	0.23%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$177	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(181)	$177	$177
Total Repurchase Agreements	$(181)	$177	$177
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.210%	06/15/2020	07/16/2020	$(30,657)	$(30,660)
0.210	06/24/2020	07/01/2020	(40,462)	(40,464)
BRC	(0.250)	03/25/2020	03/24/2022	(613)	(613)
BSN	0.240	04/09/2020	07/09/2020	(8,175)	(8,179)
CFR	(1.750)	06/30/2020	TBD(2)	EUR	(1,370)	(1,539)
DEU	0.180	06/30/2020	07/07/2020	$(12,834)	(12,834)
IND	0.210	06/16/2020	08/18/2020	(77,453)	(77,459)
JML	0.600	06/22/2020	07/08/2020	(921)	(921)
JPS	0.180	06/29/2020	07/02/2020	(11,281)	(11,282)
Total Reverse Repurchase Agreements	$(183,951)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	0.200%	05/08/2020	07/08/2020	$(7,179)	$(7,181)
0.200	05/20/2020	07/20/2020	(20,630)	(20,635)
1.660	03/20/2020	01/29/2021	(51,334)	(51,579)
Total Sale-Buyback Transactions	$(79,395)
(k)	Securities with an aggregate market value of $263,499 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(184,409) at a weighted average interest rate of 0.233%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(503) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2020	327	$49,590	$174	$0	$(26)
Euro-BTP Italy Government Bond September Futures	09/2020	45	7,274	233	28	(6)
Euro-Bund 10-Year Bond September Futures	09/2020	214	42,441	222	0	(43)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	46	10,035	(3)	0	(48)
Total Futures Contracts	$626	$28	$(123)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2025	4.268%	EUR	2,800	$(449)	$5	$(444)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$18,042	$(795)	$152	$(643)	$29	$0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	28,690	(3,228)	1,889	(1,339)	48	0
CDX.HY-32 5-Year Index	5.000	Quarterly	06/20/2024	240,604	15,893	(15,381)	512	1,364	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	102,488	3,758	(4,244)	(486)	755	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	203,110	(526)	(700)	(1,226)	1,519	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	118,590	2,840	(1,438)	1,402	128	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	158,100	(2,640)	4,488	1,848	203	0
$15,302	$(15,234)	$68	$4,046	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	Semi-Annual	06/17/2024	$121,600	$1,719	$(5,292)	$(3,573)	$12	$0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	1,308	1,887	3,195	12	0
Pay(6)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025	EUR	112,400	820	521	1,341	57	0
Pay(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	38,400	1,616	253	1,869	58	0
$5,463	$(2,631)	$2,832	$139	$0
Total Swap Agreements	$20,316	$(17,860)	$2,456	$4,186	$0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

(m)	Securities with an aggregate market value of $85,479 and cash of $7,693 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $17 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	TRY	368	$54	$1	$0
09/2020	CNH	3,965	554	0	(5)
BPS	07/2020	BRL	661	124	2	0
07/2020	EUR	4,878	5,520	39	0
07/2020	GBP	3,235	4,093	85	0
07/2020	RUB	2,813	40	0	0
07/2020	$121	BRL	661	1	0
07/2020	3,394	EUR	3,014	2	(9)
CBK	07/2020	BRL	6,875	$1,330	66	0
07/2020	PEN	40,304	11,869	493	0
07/2020	$1,256	BRL	6,876	9	0
07/2020	50	DKK	330	0	0
08/2020	RUB	2,072	$30	1	0
09/2020	PEN	32,211	9,505	422	0
10/2020	DKK	330	50	0	0
DUB	07/2020	BRL	7,537	1,376	0	(10)
07/2020	$1,429	BRL	7,537	0	(43)
08/2020	BRL	7,537	$1,427	44	0
GLM	07/2020	DKK	1,335	196	0	(5)
07/2020	GBP	3,774	4,765	89	0
07/2020	RUB	4,082	55	0	(2)
07/2020	$1,403	EUR	1,249	0	0
08/2020	RUB	1,800	$26	1	0
HUS	07/2020	EUR	5,945	6,671	0	(8)
07/2020	GBP	400	507	11	0
JPM	07/2020	101,641	125,007	0	(937)
07/2020	TRY	347	51	0	0
07/2020	$23	DKK	153	0	0
07/2020	5,184	EUR	4,593	0	(24)
08/2020	CAD	5,470	$4,042	12	0
10/2020	DKK	153	23	0	0
MYI	07/2020	$75	DKK	500	0	0
09/2020	IDR	1,972,692	$130	0	(4)
10/2020	DKK	672	102	0	0
SCX	07/2020	EUR	187,117	208,266	0	(1,960)
07/2020	GBP	14	17	0	0
08/2020	EUR	189,084	212,520	0	(68)
08/2020	GBP	109,064	133,783	0	(1,388)
SOG	07/2020	$27	DKK	180	0	0
10/2020	DKK	180	$27	0	0
UAG	07/2020	RUB	7,749	105	1	(4)
08/2020	$1,669	CAD	2,354	65	0
Total Forward Foreign Currency Contracts	$1,344	$(4,467)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	3,400	$(34)	$(41)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	3,400	(15)	(6)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	10,800	(6)	(6)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	10,800	(21)	(14)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	11,200	(16)	(12)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	12,300	(15)	(15)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	5,400	(4)	(7)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	5,900	(5)	(6)
Total Written Options	$(116)	$(107)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	12/20/2023	1.191%	$100	$(1)	$0	$0	$(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	1,200	(19)	6	0	(13)
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.862	2,800	(151)	87	0	(64)
Indonesia Government International Bond	1.000	Quarterly	06/20/2024	1.061	3,500	(13)	6	0	(7)
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	700	(67)	28	0	(39)
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.448	400	(11)	6	0	(5)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	400	(7)	(17)	0	(24)
Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	3,900	(40)	(7)	0	(47)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	11,600	46	(282)	0	(236)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	1,800	(30)	10	0	(20)
Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	200	(4)	(1)	0	(5)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	2,150	(83)	80	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	100	(3)	(2)	0	(5)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	1,100	(17)	(48)	0	(65)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	21,000	(314)	169	0	(145)
Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.948	52,500	(775)	882	107	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	2,900	(24)	(31)	0	(55)
Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	12,700	(328)	(92)	0	(420)
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	1,200	(111)	45	0	(66)
Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	10,900	81	(88)	0	(7)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2023	1.862	50	(3)	2	0	(1)
Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.112	600	(21)	(1)	0	(22)
Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	5,200	(152)	(94)	0	(246)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	14,400	(232)	141	0	(91)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	3,600	(48)	8	0	(40)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	1,900	(18)	6	0	(12)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	300	(5)	2	0	(3)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	17,400	(104)	(229)	0	(333)
South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	4,500	(147)	140	0	(7)
MYI	Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	300	(5)	(2)	0	(7)
NGF	Turkey Government International Bond	1.000	Quarterly	12/20/2021	3.975	600	(55)	29	0	(26)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	600	35	(34)	1	0
South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	18,900	(1,385)	1,103	0	(282)
$(4,011)	$1,822	$108	$(2,297)
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	09/21/2020	$9,200	$(35)	$(186)	$0	$(221)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	2,400	(3)	(115)	0	(118)
							$(38)	$(301)	$0	$(339)
Total Swap Agreements							$(4,049)	$1,521	$108	$(2,636)
(o)

Securities with an aggregate market value of $4,462 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$103,614	$38,770		$142,384
Corporate Bonds & Notes
Banking & Finance					0	826,174	1,867		828,041
Industrials					1,500	909,857	2,729		914,086
Utilities					0	267,072	0		267,072
Convertible Bonds & Notes
Industrials					0	553	0		553
Utilities					0	1,098	0		1,098
Municipal Bonds & Notes
California					0	114	0		114
Illinois					0	1,182	0		1,182
Texas					0	2,444	0		2,444
U.S. Government Agencies					0	385,486	0		385,486
U.S. Treasury Obligations					0	1,170,225	0		1,170,225
Non-Agency Mortgage-Backed Securities					0	230,422	0		230,422
Asset-Backed Securities					0	227,287	2,244		229,531
Sovereign Issues					5,100	699,403	0		704,503
Common Stocks
Communication Services					342	0	1		343
Consumer Discretionary					828	0	0		828
Energy					97	15	383		495
Utilities					618	0	0		618
Warrants
Communication Services					0	676	0		676
Preferred Securities
Banking & Finance					0	24,560	0		24,560
Industrials					0	1,171	0		1,171
Short-Term Instruments
Certificates of Deposit					0	7,010	0		7,010
Repurchase Agreements					0	177	0		177
Argentina Treasury Bills					0	100	0		100
					$8,485	$4,858,640	$45,994		$4,913,119
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$44,473	$0	$0		$44,473
Total Investments					$52,958	$4,858,640	$45,994		$4,957,592
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					28	4,186	0		4,214
Over the counter					0	1,451	1		1,452
					$28	$5,637	$1		$5,666
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(123)	0	0		(123)
Over the counter					0	(7,210)	0		(7,210)
					$(123)	$(7,210)	$0		$(7,333)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2020 (Unaudited)

Total Financial Derivative Instruments				$(95)			$(1,573)	$1	$(1,667)
Totals				$52,863			$4,857,067	$45,995	$4,955,925

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases(1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020(2)
Investments in Securities, at Value
Loan Participations and Assignments	$49,852	$6,085	$(14,170)	$32	$0	$343	$234	$(3,606)	$38,770	$93
Corporate Bonds & Notes
Banking & Finance	1,986	0	0	0	0	(119)	0	0	1,867	(119)
Industrials	2,926	8	(11,467)	0	7,981	3,293	0	(12)	2,729	(116)
Asset-Backed Securities	0	2256	0	0	0	(12)	0	0	2,244	(12)
Common Stocks
Energy	156	0	0	0	0	227	0	0	383	227
Communication Services	1	0	0	0	0	0	0	0	1	0
	$54,921	$8,349	$(25,637)	$32	$7,981	$3,732	$234	$(3,618)	$45,994	$73
Financial Derivative Instruments - Assets
Over the counter	$7	$0	$0	$0	$0	$(6)	$0	$0	$1	$(1)
Totals	$54,928	$8,349	$(25,637)	$32	$7,981	$3,726	$234	$(3,618)	$45,995	$72
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$5,995	Proxy Pricing			Base Price			99.530 – 100.830	100.009
		32,775	Third Party Vendor			Broker Quote			94.000 – 102.500	100.156
Corporate Bonds & Notes
Banking & Finance		1,867	Other Valuation Techniques(3)			—			—	—
Industrials		2,729	Proxy Pricing			Base Price			109.260	—
Asset-Backed Securities		2,244	Proxy Pricing			Base Price			99.900	—
Common Stocks
Energy		383	Other Valuation Techniques(3)			—			—	—
Communication Services		1	Other Valuation Techniques(3)			—			—	—
Financial Derivative Instruments - Assets
Over the counter		1	Indicative Market Quotation			Broker Quote			0.023	—
Total		$45,995
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Brookfield Retail Holdings 2.678% (LIBOR03M + 2.500%) due 08/27/2025 «~		$2,644	$2,207
Carnival Corp. TBD% due 06/30/2025 «		3,100	3,007
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		284	278
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		9,400	9,371
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	3,251	3,591
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		$6,492	6,082
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		9,500	9,500
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		4,289	4,080
Total Loan Participations and Assignments (Cost $44,157)			43,116
CORPORATE BONDS & NOTES 27.1%
BANKING & FINANCE 16.2%
ABN AMRO Bank NV 4.750% due 07/28/2025		1,400	1,548
AerCap Ireland Capital DAC 4.450% due 10/01/2025		2,800	2,690
AIA Group Ltd.
0.826% (US0003M + 0.520%) due 09/20/2021 ~		1,900	1,903
3.900% due 04/06/2028		2,800	3,152
Ambac Assurance Corp. 5.100% due 12/31/2049 (i)		1	2
Ambac LSNI LLC 6.000% due 02/12/2023 •		4	4
Aviation Capital Group LLC 1.300% (US0003M + 0.950%) due 06/01/2021 ~		3,900	3,710
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	5,900	1,713
Bank of America Corp.
2.003% (US0003M + 0.960%) due 07/23/2024 ~		$3,700	3,710
2.295% (US0003M + 1.160%) due 01/20/2023 ~		600	606
3.550% due 03/05/2024 •		5,100	5,452
4.125% due 01/22/2024		11,000	12,192
Banque Federative du Credit Mutuel S.A. 3.750% due 07/20/2023		2,200	2,381
Barclays Bank PLC 10.000% due 05/21/2021	GBP	25,675	34,061
Barclays PLC
3.650% due 03/16/2025		$1,100	1,195
4.337% due 01/10/2028		800	888
4.338% due 05/16/2024 •		300	323
4.375% due 01/12/2026		900	1,017
4.836% due 05/09/2028		350	384
4.972% due 05/16/2029 •		1,900	2,227
BNP Paribas S.A.
4.400% due 08/14/2028		6,000	6,924
4.705% due 01/10/2025 •		1,800	1,994
Brown & Brown, Inc. 4.200% due 09/15/2024		5,000	5,425
Citigroup, Inc.
1.951% (US0003M + 0.960%) due 04/25/2022 ~		1,800	1,810
4.044% due 06/01/2024 •		6,500	7,060
4.075% due 04/23/2029 •		2,400	2,739
Cooperatieve Rabobank UA
1.144% (US0003M + 0.860%) due 09/26/2023 ~		2,600	2,595
6.625% due 06/29/2021 •(i)(j)	EUR	200	232
Corp. Andina de Fomento 3.950% due 10/15/2021 (h)	MXN	295,968	13,066
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	107
Credit Suisse AG 6.500% due 08/08/2023 (j)		$7,700	8,440

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Credit Suisse Group AG 4.194% due 04/01/2031 •		250	286
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		14,975	16,527
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	224
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$1,100	1,094
3.961% due 11/26/2025 •		6,500	6,826
4.250% due 10/14/2021		20,050	20,583
5.000% due 02/14/2022		9,900	10,339
Discover Bank 4.650% due 09/13/2028		5,000	5,749
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		2,673	2,432
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,011	1,861
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,000	5,789
Equitable Holdings, Inc. 4.350% due 04/20/2028		5,000	5,603
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	3,130
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		9,800	9,722
1.627% (US0003M + 1.235%) due 02/15/2023 ~		7,900	7,015
2.191% (US0003M + 0.880%) due 10/12/2021 ~		400	380
3.550% due 10/07/2022		3,700	3,606
3.937% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,379
4.527% (US0003M + 3.140%) due 01/07/2022 ~		800	768
General Motors Financial Co., Inc.
1.618% (US0003M + 1.310%) due 06/30/2022 ~		900	882
3.550% due 07/08/2022		2,400	2,462
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		16,100	18,043
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		4,500	4,474
HSBC Holdings PLC
2.633% due 11/07/2025 •		5,400	5,603
4.300% due 03/08/2026		400	452
4.583% due 06/19/2029 •		5,600	6,473
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	7,548
6.250% due 03/23/2023 •(i)(j)		$200	200
ING Groep NV 4.100% due 10/02/2023		4,000	4,390
Intesa Sanpaolo SpA 3.250% due 09/23/2024		5,800	5,930
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		4,000	4,307
4.005% due 04/23/2029 •		500	578
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		3,700	3,813
4.450% due 05/08/2025		12,900	14,639
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	1,094
7.625% due 06/27/2023 •(i)(j)	GBP	4,000	5,076
7.875% due 06/27/2029 •(i)(j)		1,000	1,382
Morgan Stanley
1.668% (US0003M + 1.220%) due 05/08/2024 ~		$1,300	1,310
2.028% (US0003M + 0.930%) due 07/22/2022 ~		1,700	1,709
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	3,600	4,454
3.692% due 06/05/2028		2,750	3,429
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		$7,000	7,409
Nationwide Building Society
3.766% due 03/08/2024 •		10,400	10,967
3.900% due 07/21/2025		2,800	3,143
4.302% due 03/08/2029 •		13,500	15,322
4.363% due 08/01/2024 •		5,000	5,414
Navient Corp. 5.875% due 03/25/2021		6,604	6,507
NE Property BV 2.625% due 05/22/2023 (m)	EUR	5,415	6,180
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$150	141
Park Intermediate Holdings LLC 7.500% due 06/01/2025		4,200	4,313
Piper Jaffray Cos.
4.740% due 10/15/2021		2,600	2,542
5.200% due 10/15/2023		3,600	3,519
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •(j)		17,650	19,584
Regions Bank 0.934% (US0003M + 0.500%) due 08/13/2021 ~		1,100	1,100
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •		600	652
4.892% due 05/18/2029 •		2,200	2,596

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

6.125% due 12/15/2022		180	197
8.000% due 08/10/2025 •(i)(j)		900	995
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,497
Santander UK Group Holdings PLC 3.823% due 11/03/2028 •		650	717
SBA Communications Corp. 3.875% due 02/15/2027		2,100	2,094
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		1,500	1,559
Springleaf Finance Corp.
5.625% due 03/15/2023		1,200	1,217
6.125% due 03/15/2024		4,850	4,939
UBS AG 7.625% due 08/17/2022 (j)		35,100	39,161
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~		6,700	6,769
7.830% due 12/04/2023		14,700	17,019
Virgin Money UK PLC
3.375% due 04/24/2026 •	GBP	300	367
4.000% due 09/25/2026 •		1,500	1,892
4.000% due 09/03/2027 •		300	376
Wells Fargo & Co.
2.600% due 07/22/2020		$4,800	4,806
3.584% due 05/22/2028 •		4,950	5,497
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	5,767
			516,369
INDUSTRIALS 8.0%
Altice France Holding S.A. 4.000% due 02/15/2028	EUR	2,200	2,242
Amgen, Inc. 2.200% due 02/21/2027		$8,100	8,554
Aston Martin Capital Holdings Ltd. 5.750% due 04/15/2022	GBP	4,200	4,703
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		$3,100	3,109
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,900	3,334
Bombardier, Inc.
6.000% due 10/15/2022		500	351
6.125% due 01/15/2023		700	482
7.875% due 04/15/2027		900	591
Broadcom, Inc. 4.110% due 09/15/2028		526	576
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,200	1,193
Carnival Corp. 11.500% due 04/01/2023		9,000	9,742
CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,997
Centene Corp.
4.250% due 12/15/2027		1,700	1,758
4.625% due 12/15/2029		2,000	2,123
4.750% due 01/15/2025		2,000	2,050
Charter Communications Operating LLC
4.464% due 07/23/2022		600	640
4.500% due 02/01/2024		600	664
4.908% due 07/23/2025		15,700	18,015
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	10,438
5.875% due 03/31/2025		1,800	2,022
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		3,403	3,166
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		1,600	1,510
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (b)		1,800	1,814
6.250% due 07/01/2025 (b)		700	696
Community Health Systems, Inc.
6.250% due 03/31/2023		1,300	1,227
6.625% due 02/15/2025		200	189
8.625% due 01/15/2024		3,200	3,139
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		2,714	733
Continental Airlines Pass-Through Trust 6.703% due 12/15/2022		50	49
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		2,000	2,021
CVS Health Corp.
3.500% due 07/20/2022		500	527
5.125% due 07/20/2045		1,700	2,193
DAE Funding LLC 5.000% due 08/01/2024		200	188

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Dell International LLC
4.420% due 06/15/2021		4,250	4,369
6.020% due 06/15/2026		2,250	2,581
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~		12,100	12,036
Enterprise Products Operating LLC 5.200% due 09/01/2020		3,275	3,300
EQT Corp. 6.125% due 02/01/2025		2,300	2,296
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		1,200	1,199
Exela Intermediate LLC 10.000% due 07/15/2023		1,300	322
Expedia Group, Inc. 7.000% due 05/01/2025		4,500	4,689
Gap, Inc.
8.625% due 05/15/2025		2,400	2,552
8.875% due 05/15/2027		300	323
General Mills, Inc. 2.145% (US0003M + 1.010%) due 10/17/2023 ~		400	402
General Motors Co. 5.400% due 10/02/2023 (k)		1,500	1,626
Hasbro, Inc. 2.600% due 11/19/2022		3,200	3,314
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~		5,700	5,690
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		3,200	3,197
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (c)	EUR	3,600	3,969
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	3,937
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(d)		$2,300	1,390
Kraft Heinz Foods Co. 5.000% due 07/15/2035		100	110
Marvell Technology Group Ltd. 4.875% due 06/22/2028		1,200	1,445
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		5,600	5,612
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (b)		2,200	2,211
NCL Corp. Ltd. 12.250% due 05/15/2024		5,800	6,092
Newfield Exploration Co. 5.375% due 01/01/2026		5,100	4,781
NVIDIA Corp.
2.850% due 04/01/2030		1,200	1,337
3.500% due 04/01/2040		1,300	1,522
Oracle Corp.
2.950% due 04/01/2030		800	893
3.600% due 04/01/2040		5,100	5,809
3.600% due 04/01/2050		5,300	6,001
3.850% due 04/01/2060		1,500	1,765
Owens Corning 3.400% due 08/15/2026		400	418
Pan American Energy LLC 28.216% (BADLARPP) due 11/20/2020 ~	ARS	17,580	159
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		$3,400	3,690
Petroleos Mexicanos 5.950% due 01/28/2031		2,200	1,818
Petronas Capital Ltd. 3.500% due 04/21/2030		2,100	2,338
Reynolds American, Inc. 4.000% due 06/12/2022		800	846
Royal Caribbean Cruises Ltd. 10.875% due 06/01/2023		2,600	2,673
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,407	1,575
Sands China Ltd.
5.125% due 08/08/2025		7,700	8,370
5.400% due 08/08/2028		1,500	1,661
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		2,500	2,595
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		5,600	6,082
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,768
T-Mobile USA, Inc. 3.875% due 04/15/2030		$2,100	2,345
Transocean, Inc.
7.250% due 11/01/2025		7,375	4,130
7.500% due 01/15/2026		700	389
8.000% due 02/01/2027		200	113

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Unigel Luxembourg S.A. 8.750% due 10/01/2026		3,700	2,997
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~		12,000	12,008
3.875% due 11/13/2020		700	707
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		2,800	2,800
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	43,290	401
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,867
3.150% due 04/01/2022		$3,000	3,116
3.375% due 11/30/2021		200	206
			253,878
UTILITIES 2.9%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		6,300	6,332
1.498% (US0003M + 1.180%) due 06/12/2024 ~		7,900	7,919
4.300% due 02/15/2030		105	123
Duke Energy Corp. 0.965% (US0003M + 0.650%) due 03/11/2022 ~		7,000	6,996
Enable Midstream Partners LP 4.950% due 05/15/2028		2,500	2,323
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		6,100	6,085
NextEra Energy Capital Holdings, Inc.
1.080% (US0003M + 0.720%) due 02/25/2022 ~		4,050	4,073
1.950% due 09/01/2022		3,800	3,910
ONEOK, Inc.
3.400% due 09/01/2029		3,500	3,417
4.350% due 03/15/2029		8,900	9,368
Petrobras Global Finance BV
5.999% due 01/27/2028		24,110	25,306
6.625% due 01/16/2034	GBP	1,200	1,521
6.850% due 06/05/2115		$200	199
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	1,300	1,401
Rio Oil Finance Trust
8.200% due 04/06/2028		$400	404
9.250% due 07/06/2024		134	137
Sprint Communications, Inc. 7.000% due 08/15/2020		4,900	4,928
Sprint Corp. 7.625% due 03/01/2026		6,600	7,806
Transocean Proteus Ltd. 6.250% due 12/01/2024		1,658	1,533
			93,781
Total Corporate Bonds & Notes (Cost $855,893)			864,028
CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023		4,400	4,114
Southwest Airlines Co. 1.250% due 05/01/2025		7,500	9,045
Total Convertible Bonds & Notes (Cost $11,900)			13,159
MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 0.962% (US0001M + 0.780%) due 04/01/2047 ~		3,030	3,025
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		271	292
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		1,100	1,250
			1,542
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.250% due 07/01/2026 ^(d)		275	194
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.750% due 07/01/2041 ^(d)		155	99
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012 5.500% due 07/01/2026 ^(d)		120	79

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(d)	280	182
		554
WASHINGTON 0.9%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,597
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,689
2.953% due 07/01/2022	15,000	15,692
		28,978
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	34,905	1,762
7.467% due 06/01/2047	4,650	4,687
		6,449
Total Municipal Bonds & Notes (Cost $38,578)		40,548
U.S. GOVERNMENT AGENCIES 42.1%
Fannie Mae
0.228% due 12/25/2036 •	35	34
0.305% due 03/25/2034 •	27	27
0.308% due 03/25/2036 •	12	12
0.335% due 08/25/2034 •	11	11
0.485% due 12/25/2028 •	1	1
0.535% due 03/25/2037 - 05/25/2042 •	110	109
0.644% due 10/18/2030 •	1	1
0.744% due 04/18/2032 •	23	23
1.085% due 04/25/2032 •	1	1
1.625% due 11/25/2023 •	8	8
2.190% due 07/25/2043 •(a)	18,821	2,605
2.891% due 08/01/2042 - 10/01/2044 •	150	152
2.940% due 06/25/2050 ~(a)	21,291	1,144
3.146% due 05/01/2036 •	51	53
3.451% due 05/01/2036 •	4	4
3.520% due 12/01/2034 •	13	14
3.545% due 12/01/2034 •	6	7
3.550% due 03/01/2036 •	103	104
3.625% due 02/01/2036 •	40	40
3.723% due 05/25/2035 ~	10	10
3.737% due 12/01/2035 •	1	1
3.833% due 01/01/2036 •	94	99
3.884% due 09/01/2034 •	4	4
3.901% due 09/01/2031 •	9	10
4.111% due 09/01/2039 •	17	18
4.127% due 12/01/2036 •	8	9
4.177% due 08/01/2028 •	1	2
4.321% due 11/01/2034 •	136	143
4.424% due 08/01/2029 •	7	7
5.000% due 01/25/2035	11	12
5.000% due 06/25/2041 (a)	1,107	175
5.610% due 01/25/2032 þ	25	28
5.668% due 02/25/2033 þ	102	119
5.750% due 08/25/2033	37	42
6.000% due 01/25/2033 - 07/25/2044	143	168
6.016% due 06/25/2048 (a)	23,329	3,582
6.589% due 10/25/2031 þ	33	36
7.500% due 09/25/2022 - 06/25/2032	17	20
Federal Housing Administration
6.896% due 07/01/2020	3	3
7.430% due 02/01/2023	1	1
Freddie Mac
0.535% due 12/15/2029 •	36	36
0.544% due 08/15/2040 «•	1,200	1,194
0.685% due 01/15/2032 •	4	4
1.635% due 10/25/2021 ~(a)	30,689	472
2.000% due 01/15/2043 (a)	12,374	1,462
2.904% due 07/25/2044 •	1,397	1,452
3.000% due 12/15/2047 (a)	11,912	1,109
3.500% due 12/15/2047 - 06/15/2049 (a)	26,116	2,257
3.637% due 09/01/2035 •	4	5
3.961% due 03/01/2036 •	19	20
3.973% due 12/01/2032 •	1	1
4.000% due 07/01/2047 - 10/01/2047	302	322
4.000% due 06/15/2049 (a)	13,627	1,871
4.021% due 09/01/2035 •	2	2
4.177% due 08/01/2035 •	6	6
4.853% due 07/25/2033 ~	2	2
5.000% due 03/15/2021 - 08/15/2038	7	6
5.069% due 11/25/2030 þ	5	6
5.500% due 09/15/2039	63	71

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.815% due 04/25/2048 - 11/25/2049 •(a)	39,790	8,281
6.000% due 05/15/2035	98	116
6.500% due 10/25/2043	58	72
6.555% due 09/25/2029 ~	39	42
7.000% due 07/25/2043	37	45
7.500% due 08/15/2030 - 03/25/2044	69	90
8.610% due 12/25/2030 þ	113	121
Ginnie Mae
0.490% due 05/20/2037 •	471	471
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	18	18
3.000% due 01/20/2027 •	35	35
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
3.125% due 10/20/2027 - 10/20/2029 •	23	25
3.250% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	14	14
3.250% due 07/20/2030 •	14	15
3.875% (H15T1Y + 1.500%) due 06/20/2021 ~	4	4
3.875% due 04/20/2030 •	10	10
5.000% due 03/15/2039 - 05/15/2039	843	961
5.500% due 10/15/2034 - 03/15/2035	57	65
5.860% due 08/20/2049 - 09/20/2049 •(a)	37,656	6,927
6.000% due 06/20/2038	20	21
8.000% due 03/20/2030	10	12
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	24	25
4.760% due 09/01/2025	28	30
5.600% due 09/01/2028	114	125
6.220% due 12/01/2028	101	114
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	171,879	181,894
3.500% due 10/01/2040 - 06/01/2048	26,013	27,636
4.000% due 05/01/2047 - 04/01/2048	31,520	34,257
6.500% due 06/01/2036 - 09/01/2038	1,947	2,270
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2050 - 09/01/2050	449,500	467,520
3.000% due 08/01/2050 - 09/01/2050	561,700	589,645
3.500% due 08/01/2050	1,000	1,052
Total U.S. Government Agencies (Cost $1,338,072)		1,341,053
U.S. TREASURY OBLIGATIONS 24.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	25
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021 (o)	79,204	79,657
0.125% due 07/15/2026 (o)	52	56
0.125% due 01/15/2030	18,839	20,378
0.250% due 01/15/2025	18,623	19,618
0.250% due 07/15/2029	18,948	20,751
0.375% due 07/15/2027	26,838	29,210
0.625% due 01/15/2026	19,587	21,236
0.750% due 07/15/2028 (q)	4,802	5,419
0.875% due 01/15/2029	26,812	30,579
1.750% due 01/15/2028	15,057	17,979
2.375% due 01/15/2025	20,407	23,525
2.375% due 01/15/2027 (m)	52,773	64,156
2.500% due 01/15/2029	6,856	8,797
U.S. Treasury Notes
1.250% due 08/31/2024 (m)	83,300	86,811
1.500% due 02/15/2030 (m)	43,000	46,487
1.625% due 02/15/2026 (m)(o)(q)	7,210	7,715
1.750% due 01/31/2023 (o)	700	728
1.875% due 08/31/2024 (m)(o)(q)	19,690	21,035
2.000% due 04/30/2024 (o)	40	43
2.000% due 02/15/2025 (o)(q)	2,400	2,592
2.125% due 03/31/2024 (m)(o)(q)	12,052	12,915
2.125% due 11/30/2024 (m)(o)(q)	10,460	11,323
2.125% due 05/15/2025 (o)(q)	1,485	1,617
2.250% due 01/31/2024 (o)(q)	9,520	10,218
2.250% due 11/15/2024 (m)(o)	71,718	77,985
2.375% due 08/15/2024 (m)(o)(q)	72,390	78,775
2.375% due 05/15/2029 (m)	550	635
2.500% due 01/31/2024 (m)(o)	37,540	40,618
2.500% due 05/15/2024 (m)(o)	18,400	20,025
2.625% due 02/15/2029 (m)	3,310	3,879
2.875% due 11/30/2023 (m)(o)(q)	9,570	10,442
Total U.S. Treasury Obligations (Cost $728,892)		775,229
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
0.445% due 03/25/2036 •	291	187
3.406% due 10/25/2035 ^~	579	544
3.869% due 09/25/2035 ^~	7	7
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•	439	367

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

2.424% due 11/25/2046 •	9,681	4,197
2.474% due 10/25/2046 •	196	176
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •	110	109
Banc of America Alternative Loan Trust 6.000% due 01/25/2036 ^	504	492
Banc of America Funding Trust
0.350% due 02/20/2047 •	1,716	1,661
0.380% due 10/20/2036 •	452	387
0.395% due 04/25/2037 ^•	367	315
0.470% due 06/20/2047 •	1,277	1,111
0.585% due 05/25/2037 ^•	240	201
3.806% due 10/20/2046 ^~	1,591	1,370
4.114% due 06/20/2037 ^~	106	97
5.500% due 09/25/2034	799	794
5.806% due 03/25/2037 ^~	11	11
5.878% due 10/25/2036 ^~	297	287
6.000% due 08/25/2037 ^	820	770
Banc of America Mortgage Trust
3.813% due 05/25/2034 ~	112	109
3.858% due 02/25/2034 ~	40	39
6.500% due 10/25/2031	2	3
BCAP LLC Trust
0.000% due 06/26/2036 ~	907	489
2.531% due 11/26/2046 •	1,928	1,927
5.250% due 02/26/2036 ~	2,001	1,398
5.250% due 06/26/2037	702	687
8.322% due 02/26/2036 ~	683	247
10.331% due 04/26/2037 ~	669	343
Bear Stearns Adjustable Rate Mortgage Trust
3.118% due 05/25/2034 ~	11	10
3.521% due 04/25/2034 ~	39	37
3.753% due 02/25/2033 ~	4	4
3.801% due 05/25/2034 ~	25	23
3.960% due 08/25/2035 ~	84	75
4.039% due 08/25/2035 ^~	68	64
4.176% due 01/25/2034 ~	218	216
4.250% due 10/25/2034 ~	42	38
4.259% due 11/25/2034 ~	114	105
4.332% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
0.385% due 02/25/2034 •	81	74
0.505% due 08/25/2036 ^•	1,425	1,229
0.525% due 08/25/2036 ^•	626	540
0.625% due 04/25/2036 ^•	2,058	2,598
0.885% due 09/25/2034 •	19	19
3.229% due 01/25/2036 ^~	1,118	1,111
3.349% due 08/25/2036 ^~	13	9
3.468% due 03/25/2036 ^~	325	278
3.658% due 03/25/2036 ~	1,215	819
3.769% due 05/25/2035 ~	1,954	1,909
3.853% due 11/25/2035 ^~	117	105
3.938% due 11/25/2036 ^~	514	379
Bear Stearns Mortgage Funding Trust 0.375% due 01/25/2037 •	1,906	1,642
Chase Mortgage Finance Trust
3.988% due 02/25/2037 ~	43	42
4.139% due 06/25/2035 ~	38	37
ChaseFlex Trust
0.485% due 07/25/2037 •	569	486
4.180% due 08/25/2037 ^þ	2,181	1,811
6.000% due 02/25/2037 ^	655	416
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 05/25/2036 •	856	769
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	112	115
6.000% due 09/25/2037	242	250
Citigroup Commercial Mortgage Trust 2.690% due 04/10/2046	37	38
Citigroup Global Markets Mortgage Securities, Inc. 0.685% due 05/25/2032 •	59	58
Citigroup Mortgage Loan Trust
3.979% due 08/25/2035 ~	410	395
3.979% due 08/25/2035 ^~	45	38
4.014% due 11/25/2036 ^~	454	405
4.170% due 09/25/2037 ^~	2,379	2,035
4.190% due 11/25/2035 •	597	571
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •	169	161
3.898% due 02/25/2034 ~	56	55
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	544	537
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	537	438
Countrywide Alternative Loan Trust
0.305% due 06/25/2036 •	902	832

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.325% due 04/25/2047 •		3,351	2,973
0.355% due 01/25/2037 ^•		37	37
0.375% due 09/25/2046 ^•		100	91
0.385% due 06/25/2037 •		18	16
0.420% due 07/20/2035 •		29	27
0.435% due 09/25/2046 ^•		803	518
0.465% due 12/25/2035 •		349	327
0.535% due 05/25/2036 ^•		1,226	522
0.535% due 05/25/2037 ^•		44	15
0.555% due 02/25/2037 ^•		9,593	2,613
0.585% due 05/25/2036 ^•		1,619	1,315
0.635% due 09/25/2035 ^•		3,073	2,052
0.685% due 12/25/2035 ^•		3,279	1,688
0.685% due 05/25/2037 ^•		1,076	387
0.830% due 11/20/2035 •		2,473	2,190
0.885% due 05/25/2036 •		1,390	609
0.895% due 07/25/2036 ^•		1,125	384
0.935% due 08/25/2035 ^•		83	67
0.985% due 12/25/2035 ^•		567	462
1.085% due 12/25/2036 ^•		5,355	1,741
2.984% due 01/25/2036 •		813	753
3.354% due 10/25/2035 ^~		354	327
3.506% due 06/25/2037 ^~		139	127
5.250% due 06/25/2035 ^		18	17
5.500% due 04/25/2035		447	458
5.500% due 10/25/2035 ^		361	296
5.500% due 11/25/2035 ^		1,832	1,500
5.500% due 12/25/2035 ^		265	207
5.500% due 01/25/2036		324	273
5.500% due 03/25/2036 ^		54	37
5.750% due 07/25/2035 ^		1,919	1,632
6.000% due 04/25/2036 ^		735	475
6.000% due 01/25/2037 ^		936	756
6.000% due 02/25/2037 ^		2,571	1,817
6.000% due 03/25/2037 ^		910	573
6.000% due 08/25/2037 ^		615	461
6.250% due 11/25/2036 ^		486	431
6.500% due 09/25/2037 ^		1,271	770
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		2	2
0.825% due 03/25/2035 •		127	118
0.845% due 02/25/2035 •		55	52
0.925% due 02/25/2035 •		936	824
0.945% due 09/25/2034 •		4	3
2.600% due 07/25/2034 ~		124	120
3.084% due 09/25/2034 ^~		21	16
3.196% due 06/20/2035 ~		8	8
3.427% due 08/25/2034 ^~		4	4
3.427% due 08/25/2034 ~		63	62
3.462% due 03/25/2037 ^~		118	105
3.711% due 02/20/2036 ^•		273	231
3.793% due 02/20/2036 ^•		768	724
3.819% due 11/25/2034 ~		48	47
3.951% due 12/25/2033 ~		19	18
5.500% due 11/25/2035 ^		80	68
5.500% due 07/25/2037 ^		592	438
5.750% due 07/25/2037 ^		2,663	2,086
5.750% due 08/25/2037		9,539	7,808
6.000% due 02/25/2036 ^		510	346
6.000% due 03/25/2036 ^		5	4
Countrywide Home Loan Reperforming REMIC Trust
0.525% due 06/25/2035 •		1,029	966
0.585% due 11/25/2034 •		24	22
Credit Suisse First Boston Mortgage Securities Corp.
1.633% due 03/25/2032 ~		62	56
6.000% due 01/25/2036 ^		1,071	824
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.303% due 07/25/2033 ~		4	4
7.000% due 02/25/2034		170	179
Credit Suisse Mortgage Capital Certificates
3.559% due 07/27/2037 ~		2,255	2,016
3.565% due 08/27/2046 ~		628	630
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		432	301
7.000% due 08/25/2037 ^~		937	741
Deutsche ALT-A Securities, Inc. 0.485% due 04/25/2037 •		541	361
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.285% due 08/25/2037 ^•		458	366
0.305% due 08/25/2036 ^•		2,063	1,846
Downey Savings & Loan Association Mortgage Loan Trust
0.454% due 08/19/2045 •		15	14
2.424% due 03/19/2046 ^•		647	555
EMF-NL Prime BV 0.407% due 04/17/2041 •	EUR	3,877	4,014

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Eurosail PLC 1.250% due 10/17/2040 •		1,890	2,126
First Horizon Alternative Mortgage Securities Trust
3.066% due 01/25/2036 ^~		$3,529	2,525
3.277% due 06/25/2036 ^~		501	444
3.507% due 03/25/2035 ~		30	23
3.515% due 04/25/2036 ^~		478	435
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		150	124
GreenPoint Mortgage Funding Trust
0.625% due 06/25/2045 •		10	9
0.725% due 11/25/2045 •		81	66
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~		16	16
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	577	610
GS Mortgage Securities Trust 3.135% due 06/10/2046		$310	324
GSMPS Mortgage Loan Trust 0.535% due 03/25/2035 •		48	43
GSR Mortgage Loan Trust
2.801% due 06/25/2034 ~		79	76
2.930% due 03/25/2033 •		10	10
5.750% due 03/25/2036 ^		271	291
5.750% due 01/25/2037 ^		607	547
6.000% due 02/25/2036 ^		1,728	1,162
6.000% due 03/25/2037 ^		1,176	965
6.000% due 05/25/2037 ^		375	354
6.500% due 09/25/2036 ^		413	293
HarborView Mortgage Loan Trust
0.374% due 11/19/2036 •		153	144
0.374% due 07/19/2046 ^•		157	91
0.374% due 11/19/2046 ^•		40	33
0.504% due 11/19/2035 •		932	839
0.674% due 06/19/2035 •		48	47
0.694% due 01/19/2036 •		1,336	989
0.754% due 02/19/2036 •		905	686
1.014% due 11/19/2034 ^•		541	476
1.694% due 10/19/2035 •		525	421
2.590% due 06/19/2045 ^•		2,884	1,694
3.673% due 04/19/2034 ~		5	5
HomeBanc Mortgage Trust 3.439% due 04/25/2037 ^~		8,935	8,055
Impac CMB Trust 0.845% due 03/25/2035 •		96	91
Impac Secured Assets Trust 0.535% due 05/25/2036 •		137	127
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		280	301
IndyMac Mortgage Loan Trust
0.345% due 04/25/2037 •		447	401
0.375% due 09/25/2046 •		28	25
0.385% due 11/25/2046 •		418	370
0.435% due 02/25/2037 •		1,974	1,437
3.428% due 06/25/2037 ^~		652	522
3.528% due 01/25/2036 ^~		336	303
3.595% due 06/25/2036 ~		767	676
3.717% due 12/25/2034 ~		346	333
3.810% due 12/25/2036 ^~		33	29
3.904% due 01/25/2036 ~		797	760
4.015% due 10/25/2034 ~		984	977
JPMorgan Alternative Loan Trust
0.325% due 03/25/2037 •		748	720
0.365% due 06/25/2037 •		5,773	3,897
0.674% due 06/27/2037 •		386	346
3.799% due 05/25/2037 ^~		1,250	1,088
5.500% due 11/25/2036 ^~		1	1
5.692% due 05/26/2037 ~		4,820	4,194
6.310% due 08/25/2036 ^þ		2,020	1,890
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046		153	156
3.414% due 01/15/2046		30	31
JPMorgan Mortgage Trust
3.221% due 11/25/2033 ~		6	6
3.428% due 05/25/2034 ~		63	62
3.639% due 04/25/2036 ^~		218	191
3.721% due 07/25/2035 ~		23	22
3.939% due 11/25/2035 ^~		322	282
3.944% due 04/25/2037 ^~		40	35
5.750% due 01/25/2036 ^		1,035	753
6.000% due 08/25/2037 ^		13	10
6.250% due 07/25/2036 ^		1,619	1,110
6.500% due 01/25/2036 ^		528	433
6.500% due 08/25/2036 ^		1,867	1,186
Lehman XS Trust
0.385% due 08/25/2046 •		2,147	2,000

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.415% due 04/25/2046 ^•		1,572	1,546
MASTR Adjustable Rate Mortgages Trust
0.785% due 05/25/2047 ^•		508	774
3.594% due 05/25/2034 ~		106	105
4.088% due 11/21/2034 ~		29	29
MASTR Seasoned Securitization Trust 3.979% due 10/25/2032 ~		16	16
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.885% due 11/15/2031 •		67	66
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •		142	136
Merrill Lynch Alternative Note Asset Trust 0.338% due 02/25/2037 •		5	5
Merrill Lynch Mortgage Investors Trust
0.565% due 08/25/2035 •		447	446
0.845% due 06/25/2028 •		1	1
1.493% due 11/25/2029 ~(a)		1,363	29
3.339% due 02/25/2036 ~		642	616
3.359% due 02/25/2033 ~		16	15
3.663% due 03/25/2036 ^~		1,047	698
3.868% due 05/25/2033 ~		3	3
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		67	68
2.657% due 05/15/2046		73	75
2.825% due 08/15/2045		54	55
3.912% due 07/15/2046 ~		25	26
Morgan Stanley Mortgage Loan Trust
0.445% due 03/25/2036 •		405	307
3.018% due 08/25/2034 ~		185	183
3.045% due 12/25/2037 ~		1,652	1,254
3.226% due 06/25/2036 ~		22	22
3.386% due 07/25/2035 ~		160	141
3.442% due 07/25/2035 ^~		114	102
3.474% due 06/25/2036 ~		2,916	2,814
3.852% due 08/25/2034 ~		17	17
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		638	634
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		23,512	24,824
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		14,976	15,739
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.605% due 06/25/2037 •		5,340	4,313
3.219% due 10/25/2035 ~		441	419
3.932% due 08/25/2035 ~		143	144
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.565% due 12/25/2035 •		3,444	3,339
5.675% due 12/25/2035 ~		26	26
Prime Mortgage Trust
0.585% due 02/25/2034 •		2	2
5.500% due 06/25/2036 ^		97	96
RBSGC Structured Trust 5.500% due 11/25/2035 ^		3,683	3,566
RBSSP Resecuritization Trust
0.408% due 08/27/2037 •		1,256	1,229
0.648% due 06/27/2036 •		8,187	6,683
Residential Accredit Loans, Inc. Trust
0.325% due 01/25/2037 •		975	936
0.365% due 05/25/2036 •		1,527	1,361
0.370% due 12/25/2036 •		108	96
0.435% due 02/25/2036 ^•		236	174
0.435% due 08/25/2037 •		74	67
0.585% due 11/25/2036 ^•		335	227
0.985% due 10/25/2045 •		189	161
3.967% due 02/25/2035 ^~		633	544
4.621% due 01/25/2036 ^~		1,922	1,651
4.831% due 12/26/2034 ^~		234	150
4.999% due 09/25/2035 ^~		198	164
6.000% due 06/25/2036 ^		296	272
6.014% due 09/25/2037 ~		10,717	8,870
6.500% due 09/25/2037 ^		383	375
Residential Asset Securitization Trust
0.585% due 01/25/2046 ^•		1,768	498
0.635% due 02/25/2034 •		91	80
5.500% due 09/25/2035 ^		111	85
5.500% due 12/25/2035 ^		304	231
5.750% due 02/25/2036 ^		1,009	636
6.000% due 07/25/2036		464	381
6.000% due 07/25/2037 ^		1,434	828
Residential Funding Mortgage Securities, Inc. Trust
4.129% due 09/25/2036 ^~		23	13
4.337% due 02/25/2036 ^~		424	376
6.000% due 10/25/2036 ^		546	505
6.500% due 03/25/2032		15	15
RMAC Securities PLC 0.348% due 06/12/2044 •	GBP	737	850

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Securitized Asset Sales, Inc. 3.987% due 11/26/2023 ~		$19	18
Sequoia Mortgage Trust
0.893% due 11/22/2024 •		7	7
3.530% due 09/20/2046 ^~		73	56
STRIPs Ltd. 5.000% due 03/27/2023 ~		239	4
Structured Adjustable Rate Mortgage Loan Trust
0.405% due 06/25/2037 •		2,124	1,997
0.505% due 10/25/2035 •		3,835	3,583
2.904% due 01/25/2035 ^•		17	15
3.563% due 01/25/2035 ~		118	113
3.594% due 03/25/2034 ~		11	11
3.652% due 10/25/2036 ^~		414	309
3.685% due 04/25/2036 ^~		489	374
3.754% due 09/25/2036 ^~		367	313
Structured Asset Mortgage Investments Trust
0.305% due 08/25/2036 •		246	215
0.365% due 07/25/2046 •		2,732	2,254
0.395% due 05/25/2036 •		183	164
0.395% due 08/25/2036 ^•		1,213	1,065
0.444% due 07/19/2035 •		250	232
0.465% due 02/25/2036 ^•		385	351
0.485% due 08/25/2036 ^•		743	608
0.645% due 05/25/2045 •		50	47
0.774% due 07/19/2034 •		7	7
0.854% due 09/19/2032 •		2	2
0.894% due 03/19/2034 •		3	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.522% due 03/25/2033 ~		46	46
Thornburg Mortgage Securities Trust
1.815% due 06/25/2037 •		18,503	16,765
3.139% due 10/25/2043 ~		88	84
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	19,758	24,487
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046		$86	89
3.244% due 04/10/2046		40	42
UBS-Citigroup Commercial Mortgage Trust 2.349% due 01/10/2045 ~(a)		21,180	365
Wachovia Mortgage Loan Trust LLC
3.898% due 05/20/2036 ^~		514	498
4.151% due 03/20/2037 ^~		139	128
4.214% due 10/20/2035 ~		952	847
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		6	5
0.475% due 12/25/2045 •		516	473
2.234% due 01/25/2047 •		136	130
2.254% due 06/25/2047 ^•		67	20
2.384% due 05/25/2046 •		140	126
2.384% due 12/25/2046 •		439	401
2.484% due 06/25/2046 •		808	761
2.501% due 12/25/2046 •		312	282
2.704% due 11/25/2042 •		11	10
2.904% due 06/25/2042 •		228	211
2.904% due 08/25/2042 •		106	99
3.147% due 06/25/2037 ^~		1,520	1,282
3.219% due 10/25/2036 ^~		37	35
3.289% due 05/25/2037 ^~		69	59
3.349% due 03/25/2037 ^~		26,409	23,339
3.352% due 07/25/2037 ^~		352	303
3.528% due 03/25/2033 ~		48	46
3.601% due 10/25/2036 ^~		903	786
3.618% due 03/25/2035 ~		183	177
3.709% due 01/25/2036 ~		759	748
3.740% due 06/25/2033 ~		68	66
3.838% due 03/25/2034 ~		3	3
3.848% due 08/25/2035 ~		385	376
4.004% due 12/25/2032 ~		2,811	2,727
4.088% due 10/25/2034 ~		180	176
4.351% due 09/25/2033 ~		10	10
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	0	351
0.982% due 12/21/2049 •		7,518	9,228
1.682% due 12/21/2049 •		910	1,109
2.182% due 12/21/2049 •		455	553
2.682% due 12/21/2049 •		260	315
3.182% due 12/21/2049 •		260	310
Washington Mutual Mortgage Pass-Through Certificates Trust
0.885% due 01/25/2036 ^•		$3,936	2,844
2.274% due 04/25/2047 •		4,259	3,517
3.530% due 06/25/2033 ~		38	37
5.500% due 11/25/2035		148	131
5.750% due 11/25/2035 ^		909	839
6.000% due 10/25/2035 ^		495	397

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Alternative Loan Trust 0.535% due 06/25/2037 ^•		1,559	1,324
Wells Fargo Mortgage-Backed Securities Trust 4.018% due 04/25/2036 ~		90	86
Total Non-Agency Mortgage-Backed Securities (Cost $331,732)			341,611
ASSET-BACKED SECURITIES 20.0%
ACE Securities Corp. Home Equity Loan Trust
0.305% due 08/25/2036 ^•		3,159	999
0.345% due 08/25/2036 ^•		1,694	546
0.385% due 12/25/2036 •		5,580	2,156
1.160% due 11/25/2033 •		215	210
Aegis Asset-Backed Securities Trust 1.185% due 03/25/2035 ^•		357	341
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		449	449
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.310% due 11/25/2034 •		870	820
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •		398	382
Argent Securities Trust
0.295% due 09/25/2036 •		417	183
0.335% due 06/25/2036 •		3,871	1,422
0.335% due 07/25/2036 •		2,317	937
0.335% due 09/25/2036 •		983	436
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.005% due 02/25/2034 •		869	821
Asset-Backed Funding Certificates Trust
0.295% due 01/25/2037 •		3,454	2,266
0.345% due 01/25/2037 •		1,660	1,098
0.885% due 06/25/2034 •		468	451
1.185% due 06/25/2037 •		51	46
1.235% due 03/25/2034 ^•		1,129	1,086
1.310% due 12/25/2032 •		342	335
Asset-Backed Securities Corp. Home Equity Loan Trust
0.635% due 11/25/2035 •		894	889
1.280% due 02/25/2035 •		1,245	1,225
Bayview Financial Mortgage Pass-Through Trust 5.638% due 11/28/2036 þ		60	61
Bayview Financial Revolving Asset Trust 1.114% due 02/28/2040 •		97	89
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •		5,191	6,331
0.355% due 01/25/2037 •		478	456
0.385% due 12/25/2036 •		1,367	1,367
0.585% due 09/25/2046 •		455	428
0.615% due 12/25/2035 •		364	365
0.675% due 09/25/2035 •		2,141	2,126
0.815% due 02/25/2036 •		3,938	3,906
0.905% due 11/25/2035 ^•		1,540	1,478
1.145% due 04/25/2035 •		1,572	1,570
1.185% due 11/25/2042 •		6	6
5.500% due 08/25/2036		238	240
5.750% due 11/25/2034 ^þ		890	817
6.500% due 10/25/2036 ^		4,710	3,401
Belle Haven ABS CDO Ltd. 2.123% due 11/03/2044 •		39,520	16,706
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	7,250	8,107
Carrington Mortgage Loan Trust
0.345% due 10/25/2036 •		$1,144	949
0.425% due 06/25/2036 •		3,400	3,059
1.085% due 05/25/2034 •		1,668	1,575
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		11,398	10,929
Citigroup Mortgage Loan Trust
0.345% due 09/25/2036 •		13,103	11,171
0.345% due 12/25/2036 •		2,112	1,686
Citius Funding Ltd. 0.553% due 05/05/2046 ^•		451,290	23,693
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		7,582	8,201
Countrywide Asset-Backed Certificates
0.325% due 08/25/2037 •		5,407	5,287
0.335% due 07/25/2036 ^•		89	90
0.345% due 12/25/2035 ^•		282	278
0.355% due 06/25/2047 •		236	235
0.465% due 09/25/2036 •		1,278	1,270
0.475% due 06/25/2036 •		757	757
0.485% due 06/25/2036 •		560	561
0.495% due 09/25/2037 ^•		1,661	1,139
0.525% due 12/25/2036 ^•		216	144
0.535% due 04/25/2036 •		263	263
1.685% due 02/25/2035 •		4,400	4,318
4.548% due 10/25/2046 ^~		797	788

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Countrywide Asset-Backed Certificates Trust
0.375% due 06/25/2047 •		4,175	4,119
0.645% due 05/25/2036 •		235	234
1.040% due 05/25/2036 •		1,886	1,884
4.596% due 12/25/2034 ~		3,624	3,694
Countrywide Asset-Backed Certificates Trust, Inc. 0.905% due 07/25/2034 •		796	776
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		4	4
Credit-Based Asset Servicing & Securitization LLC 0.935% due 04/25/2036 •		3,039	2,963
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.626% due 03/25/2037 ^þ		9,493	5,043
Credit-Based Asset Servicing & Securitization Trust
0.335% due 11/25/2036 •		1,092	672
3.403% due 01/25/2037 ^þ		1,345	567
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		95	96
7.790% due 05/25/2030 ^þ		347	349
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	7,550	8,447
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		$3,700	3,668
Fairbanks Capital Mortgage Loan Trust 1.385% due 05/25/2028 •		4	4
Fieldstone Mortgage Investment Trust 0.488% due 11/25/2036 •		1,671	1,126
First Franklin Mortgage Loan Asset-Backed Certificates 1.010% due 05/25/2034 •		490	477
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •		615	608
0.675% due 07/25/2035 •		221	220
1.130% due 03/25/2035 •		2,900	2,800
1.460% due 07/25/2034 •		579	571
Fremont Home Loan Trust
0.315% due 11/25/2036 •		5,807	2,599
0.335% due 01/25/2037 •		1,676	870
0.425% due 02/25/2037 •		4,307	2,141
0.435% due 05/25/2036 •		9,976	6,993
1.055% due 05/25/2034 •		3,632	3,482
GE-WMC Mortgage Securities Trust 0.335% due 08/25/2036 •		2,932	1,632
GSAA Home Equity Trust
0.465% due 07/25/2037 •		31,412	15,996
0.635% due 08/25/2037 •		499	491
4.999% due 09/25/2035 ~		127	126
GSAMP Trust
0.235% due 12/25/2046 •		1,312	763
0.285% due 12/25/2046 •		4,788	2,813
0.335% due 09/25/2036 •		1,678	735
0.335% due 12/25/2046 •		3,080	1,828
0.415% due 12/25/2046 •		592	357
0.425% due 08/25/2036 •		1,058	918
0.455% due 04/25/2036 •		2,979	2,307
1.055% due 11/25/2034 •		1,568	1,519
Home Equity Loan Trust 0.525% due 04/25/2037 •		3,000	2,284
Home Equity Mortgage Loan Asset-Backed Trust
0.345% due 07/25/2037 •		3,195	1,934
0.385% due 07/25/2037 •		3,296	2,010
0.425% due 04/25/2037 •		2,379	1,716
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^þ		178	50
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036 •		3,955	1,524
0.355% due 12/25/2036 •		1,144	446
0.375% due 01/25/2037 •		1,953	1,547
0.405% due 12/25/2036 •		8,465	3,365
IXIS Real Estate Capital Trust 0.415% due 01/25/2037 •		4,395	2,107
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		416	413
JPMorgan Mortgage Acquisition Trust
0.335% due 07/25/2036 •		1,624	997
0.345% due 07/25/2036 ^•		1,588	585
6.130% due 07/25/2036 ^þ		1,264	589
L2L Education Loan Trust 0.525% due 06/15/2031 •		3,609	3,483
Lehman XS Trust
0.335% due 04/25/2037 ^•		6	6
0.355% due 01/25/2037 •		68	75
0.445% due 05/25/2046 ^•		40,929	36,367
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		20,200	20,006
Long Beach Mortgage Loan Trust
0.485% due 02/25/2036 •		1,936	1,677

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.865% due 01/25/2046 •	3,750	3,722
1.968% due 07/25/2032 ^•	125	123
MASTR Asset-Backed Securities Trust
0.235% due 10/25/2036 •	1,038	420
0.235% due 11/25/2036 •	65	28
0.335% due 08/25/2036 •	1,034	533
0.425% due 03/25/2036 •	3,679	2,808
0.425% due 10/25/2036 •	1,700	1,490
0.685% due 10/25/2035 ^•	797	723
Merrill Lynch Mortgage Investors Trust
0.295% due 08/25/2037 •	2,202	1,344
0.335% due 08/25/2037 •	13,285	8,181
0.635% due 02/25/2047 •	575	400
0.935% due 06/25/2036 •	174	174
4.180% due 02/25/2037 ^þ	1,682	343
Monroe Capital BSL CLO Ltd. 1.478% due 05/22/2027 •	9,694	9,631
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 12/25/2036 •	4,050	2,305
0.295% due 03/25/2037 •	1,662	826
0.325% due 11/25/2036 •	10,520	6,080
0.335% due 09/25/2036 •	10,876	5,126
0.335% due 10/25/2036 •	23,239	13,549
0.335% due 11/25/2036 •	3,450	2,342
0.335% due 12/25/2036 •	896	517
0.345% due 09/25/2036 •	1,923	1,019
0.365% due 02/25/2037 •	2,322	992
0.385% due 02/25/2037 •	68	40
0.405% due 11/25/2036 •	5,688	3,327
0.425% due 06/25/2036 •	1,188	791
0.435% due 08/25/2036 •	140	82
0.435% due 03/25/2037 •	17,822	9,070
0.545% due 02/25/2037 •	1,669	746
1.100% due 03/25/2035 •	1,083	1,074
1.235% due 09/25/2033 •	905	882
1.235% due 06/25/2035 ^•	4,000	3,595
Morgan Stanley Home Equity Loan Trust 0.285% due 12/25/2036 •	1,691	929
Nelnet Student Loan Trust
0.406% due 03/23/2037 •	205	194
0.430% due 05/27/2025 •	123	122
0.647% due 03/25/2026 •	280	274
1.101% due 10/25/2033 •	348	329
New Century Home Equity Loan Trust 3.185% due 01/25/2033 ^~	466	426
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.515% due 10/25/2036 ^•	4,658	1,262
0.585% due 02/25/2037 ^•	482	166
North Carolina State Education Assistance Authority 0.985% due 07/25/2039 •	584	557
NovaStar Mortgage Funding Trust
0.335% due 09/25/2036 •	4,086	2,223
0.355% due 11/25/2036 •	8,820	3,711
0.395% due 01/25/2037 •	3,351	1,546
0.435% due 10/25/2036 •	1,349	982
OFSI Fund Ltd. 2.035% due 10/18/2026 •	789	788
Option One Mortgage Loan Trust
0.315% due 07/25/2037 •	1,166	868
0.365% due 04/25/2037 •	1,094	691
0.405% due 01/25/2037 •	997	668
0.425% due 04/25/2037 •	1,223	828
0.435% due 03/25/2037 •	638	367
0.435% due 07/25/2037 •	1,578	1,192
Ownit Mortgage Loan Trust
0.335% due 05/25/2037 •	2,166	1,807
3.097% due 10/25/2035 þ	742	476
Palmer Square Loan Funding Ltd. 2.105% due 04/20/2027 •	6,064	6,002
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 09/25/2035 •	774	774
1.985% due 12/25/2034 •	754	736
People's Financial Realty Mortgage Securities Trust 0.325% due 09/25/2036 •	2,575	938
RAAC Trust
0.485% due 06/25/2044 •	413	370
0.525% due 02/25/2036 •	442	439
0.525% due 08/25/2036 •	2,132	2,127
Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ	6,240	5,096
5.612% due 04/25/2037 þ	3,801	1,522
Residential Asset Mortgage Products Trust
0.685% due 09/25/2035 •	21	21
0.745% due 06/25/2032 •	4	4
Residential Asset Securities Corp. Trust
0.335% due 07/25/2036 •	3,525	3,445

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.455% due 04/25/2036 •		98	99
0.455% due 07/25/2036 •		2,774	2,298
0.555% due 03/25/2036 •		63	63
1.010% due 07/25/2034 •		373	361
1.025% due 12/25/2034 •		612	606
1.220% due 08/25/2035 •		2,000	1,912
Saxon Asset Securities Trust
0.355% due 10/25/2046 •		1,680	1,639
0.980% due 03/25/2035 ^•		416	399
Securitized Asset-Backed Receivables LLC Trust
0.435% due 03/25/2036 •		3,039	2,184
0.950% due 02/25/2034 •		1,248	1,213
SG Mortgage Securities Trust
0.335% due 10/25/2036 •		5,100	4,605
0.395% due 10/25/2036 •		2,300	1,680
0.455% due 02/25/2036 •		6,126	4,087
Sierra Madre Funding Ltd.
0.555% due 09/07/2039 •		23,595	21,460
0.575% due 09/07/2039 •		55,067	50,083
SLC Student Loan Trust 0.792% due 05/15/2028 •		6	6
SLM Student Loan Trust
1.161% due 07/25/2025 •		128	100
1.685% due 06/25/2043 •		103	92
1.685% due 09/25/2076 •		104	93
1.985% due 11/25/2070 •		141	134
2.491% due 04/25/2023 •		3,211	3,144
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		10,600	10,415
Soundview Home Loan Trust
0.295% due 02/25/2037 •		4,782	1,697
0.465% due 10/25/2036 •		5,093	4,944
1.010% due 06/25/2035 •		22	23
1.135% due 09/25/2037 •		2,794	2,452
Specialty Underwriting & Residential Finance Trust
0.305% due 03/25/2037 •		1,283	958
0.318% due 09/25/2037 •		4,877	2,383
Structured Asset Investment Loan Trust
0.905% due 10/25/2035 •		891	865
1.160% due 01/25/2035 •		1,713	1,548
1.310% due 01/25/2035 •		606	484
1.565% due 04/25/2033 •		36	35
1.760% due 01/25/2035 •		684	310
1.910% due 01/25/2035 ^•		479	89
Structured Asset Securities Corp. Mortgage Loan Trust 0.505% due 05/25/2037 •		200	200
Structured Asset Securities Corp. Trust 0.645% due 09/25/2035 •		11,700	11,098
Symphony CLO Ltd. 2.261% due 07/14/2026 •		7,588	7,516
Talon Funding Ltd. 0.817% due 06/05/2035 •		1,548	333
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		35,111	37,021
Triaxx Prime CDO Ltd. 0.443% due 10/02/2039 •		6,044	2,448
Venture CLO Ltd. 2.365% due 04/20/2029 •		12,600	12,411
Washington Mutual Asset-Backed Certificates Trust 0.425% due 05/25/2036 •		1,946	1,657
Wells Fargo Home Equity Asset-Backed Securities Trust 1.760% due 02/25/2035 •		3,600	3,547
Zais CLO Ltd. 2.369% due 04/15/2028 •		7,212	7,143
Total Asset-Backed Securities (Cost $621,427)			636,016
SOVEREIGN ISSUES 5.0%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	39,424	365
2.500% due 07/22/2021		112,663	1,057
5.250% due 01/15/2028 ^(d)	EUR	1,900	814
5.875% due 01/11/2028 ^(d)(m)		$10,600	4,288
6.875% due 01/11/2048 ^(d)		4,800	1,887
15.500% due 10/17/2026	ARS	31,710	115
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		22,575	195
30.022% (BADLARPP) due 10/04/2022 ~		2,200	27
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		56,190	526
Brazil Government International Bond 5.625% due 02/21/2047		$1,750	1,819
Chile Government International Bond 1.250% due 01/29/2040	EUR	2,600	2,812
Israel Government International Bond
2.750% due 07/03/2030		$3,200	3,537
3.875% due 07/03/2050		1,000	1,191

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Kuwait International Government Bond 3.500% due 03/20/2027		14,900	16,661
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	17,699	12,529
3.000% due 09/20/2030		4,715	3,917
Peru Government International Bond
5.940% due 02/12/2029	PEN	16,200	5,284
6.150% due 08/12/2032		20,800	6,710
6.350% due 08/12/2028		75,475	25,235
Provincia de Buenos Aires
28.192% due 04/12/2025	ARS	325,460	2,404
32.817% due 05/31/2022		13,030	104
Qatar Government International Bond
3.875% due 04/23/2023		$6,700	7,202
4.500% due 01/20/2022		4,700	4,956
4.500% due 04/23/2028		2,100	2,480
5.103% due 04/23/2048		800	1,090
Saudi Government International Bond
2.375% due 10/26/2021		600	610
2.875% due 03/04/2023		1,600	1,672
3.625% due 03/04/2028		4,300	4,736
4.500% due 10/26/2046		5,500	6,341
4.625% due 10/04/2047		5,500	6,434
5.000% due 04/17/2049		1,100	1,364
South Africa Government International Bond 4.850% due 09/30/2029		10,000	9,504
Turkey Government International Bond
5.750% due 03/22/2024		5,200	5,176
5.750% due 05/11/2047		3,000	2,459
6.350% due 08/10/2024		15,200	15,409
Total Sovereign Issues (Cost $166,833)			160,910
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		477	0
Total Common Stocks (Cost $505)			0
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		3,500	4,540
Total Convertible Preferred Securities (Cost $4,179)			4,540
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.7%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	2,189
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)		1,600,000	1,863
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	3,487
5.875% due 03/15/2028 •(i)		1,600,000	1,638
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	7,605
Nationwide Building Society 10.250% ~		10,000	1,939
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)		3,400,000	4,076
			22,797
UTILITIES 0.1%
AT&T, Inc. 2.875% due 03/02/2025 •(i)		3,800,000	4,063

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Preferred Securities (Cost $29,091)			26,860
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC 1.820% (US0003M + 0.500%) due 10/26/2020 ~		$11,800	11,817
REPURCHASE AGREEMENTS (l) 0.2%			4,792
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	90,144	888
ARGENTINA TREASURY BILLS 0.1%
19.580% due 07/31/2020 - 10/29/2020 (f)(g)		108,351	1,022
28.142% due 07/31/2020 ~		15,279	153
30.365% due 08/28/2020 ~		147,173	1,421
32.786% due 09/18/2020 ~		134,400	1,279
			3,875
Total Short-Term Instruments (Cost $21,187)			21,372
Total Investments in Securities (Cost $4,192,446)			4,268,442
		SHARES
INVESTMENTS IN AFFILIATES 11.8%
SHORT-TERM INSTRUMENTS 11.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%
PIMCO Short Asset Portfolio		37,582,201	374,882
PIMCO Short-Term Floating NAV Portfolio III		133,769	1,319
Total Short-Term Instruments (Cost $377,590)			376,201
Total Investments in Affiliates (Cost $377,590)			376,201
Total Investments 145.7% (Cost $4,570,036)			$4,644,643
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $30,589)			(5,323)
Other Assets and Liabilities, net (45.5)%			(1,452,024)
Net Assets 100.0%			$3,187,296

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co.	5.400%	10/02/2023	05/07/2020	$1,498	$1,626	0.05%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$4,792	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(4,888)	$4,792	$4,792
Total Repurchase Agreements	$(4,888)	$4,792	$4,792
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.190%	06/02/2020	07/02/2020	$(61,446)	$(61,455)
BOS	0.210	06/12/2020	08/12/2020	(191,313)	(191,335)
0.210	06/18/2020	07/02/2020	(36,815)	(36,818)
0.210	06/24/2020	07/01/2020	(51,840)	(51,842)
BSN	0.240	04/13/2020	07/13/2020	(3,375)	(3,377)
CFR	(0.900)	04/28/2020	TBD(2)	EUR	(4,700)	(5,272)
0.000	04/24/2020	TBD(2)	$(3,226)	(3,226)
JPS	0.140	06/23/2020	07/07/2020	(46,588)	(46,589)
RCY	0.190	06/24/2020	07/08/2020	(11,651)	(11,651)
Total Reverse Repurchase Agreements	$(411,565)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
UBS	0.200%	05/20/2020	07/20/2020	$(4,511)	$(4,512)
Total Sale-Buyback Transactions	$(4,512)
(m)	Securities with an aggregate market value of $416,319 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(187,263) at a weighted average interest rate of 0.153%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2020	842	$136,109	$3,102	$520	$(114)
Euro-Bund 10-Year Bond September Futures	09/2020	195	38,672	203	0	(39)
$3,305	$520	$(153)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	2,679	$(336,863)	$(805)	$84	$0
U.S. Treasury 10-Year Note September Futures	09/2020	195	(27,139)	(55)	30	0
U.S. Treasury 30-Year Bond September Futures	09/2020	1,958	(349,625)	(955)	918	0
$(1,815)	$1,032	$0
Total Futures Contracts	$1,490	$1,552	$(153)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$1,200	$8	$(5)	$3	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.047	36,400	492	(404)	88	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.144	3,000	(10)	81	71	1	0
British Telecommunications	1.000	Quarterly	12/20/2024	0.932	EUR	9,600	30	5	35	2	0
Daimler AG	1.000	Quarterly	12/20/2020	0.320	1,800	30	(23)	7	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.670	$700	93	(62)	31	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.171	21,300	19	249	268	0	(2)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.193	10,000	83	80	163	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.257	15,600	315	(23)	292	0	(1)
$1,060	$(102)	$958	$5	$(5)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$201,210	$8,010	$(6,796)	$1,214	$0	$(1,590)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	11,200	(288)	77	(211)	0	(33)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly		06/20/2022		28,700	(173)	(260)	(433)	0	(41)
							$7,549	$(6,979)	$570	$0	$(1,664)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly		12/20/2024		$5,897	$354	$(382)	$(28)	$43	$0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		47,000	825	(269)	556	51	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		60,600	(989)	1,592	603	72	(6)
							$190	$941	$1,131	$166	$(6)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	27,100	$0	$227	$227	$0	$0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		7,500	0	63	63	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		12,100	53	113	166	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		9,500	0	151	151	0	(6)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		8,600	0	154	154	0	(6)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		5,100	0	91	91	0	(3)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		2,600	0	48	48	0	(2)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		14,300	20	220	240	0	(9)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$239,720	11,007	(31,491)	(20,484)	223	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		200,400	17,391	(31,850)	(14,459)	218	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	12	(39)	(27)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		7,200	(12)	(928)	(940)	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		24,500	(291)	(2,451)	(2,742)	46	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		14,000	(247)	(1,686)	(1,933)	26	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		7,000	(7)	(957)	(964)	14	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		800	(1)	(210)	(211)	7	0
Receive	3-Month USD-LIBOR	0.772	Semi-Annual	03/20/2050		21,900	0	851	851	170	0
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025	GBP	275,000	(1,883)	(2,683)	(4,566)	0	(371)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,032)	(1,237)	(2,269)	44	0
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		1,103,000	0	(123)	(123)	0	(12)
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		1,084,000	0	(95)	(95)	0	(12)
Pay	6-Month JPY-LIBOR	0.086	Semi-Annual	09/11/2029		624,000	0	(59)	(59)	0	(7)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	09/13/2029		1,091,000	0	(55)	(55)	0	(12)
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		1,118,000	0	(36)	(36)	0	(13)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		1,622,000	0	(135)	(135)	0	(18)
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		1,320,000	0	(129)	(129)	0	(14)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	2,979	2,707	63	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	26,800	10	3,045	3,055	0	(276)
							$24,748	$(66,222)	$(41,474)	$824	$(761)
Total Swap Agreements							$33,547	$(72,362)	$(38,815)	$995	$(2,436)
(o)	Securities with an aggregate market value of $95,956 and cash of $6,402 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(6)			This instrument has a forward starting effective date.
(p)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	RUB	502,791		$7,193	$151	$0
	07/2020	TRY	2,097		308	3	0
	07/2020		$272	JPY	29,039	0	(3)
	07/2020		977	RUB	75,950	88	0
	07/2020	ZAR	21,329		$1,123	0	(105)
	08/2020	JPY	29,039		272	3	0
	09/2020	ILS	1,105		322	2	0
	09/2020	TWD	6,594		223	0	(3)
BPS	07/2020	BRL	1,144		209	0	(1)
	07/2020	RUB	502,815		7,202	160	0
	07/2020		$214	BRL	1,144	0	(3)
	07/2020		1,142	EUR	1,015	0	(2)
	07/2020		3,342	RUB	235,807	0	(35)
BRC	07/2020	MXN	25,491		$1,143	34	0
	07/2020		$1,140	MXN	25,491	0	(34)
CBK	07/2020	RUB	751,981		$10,778	246	0
	07/2020		$288	DKK	1,906	1	(1)
	07/2020		1,020	MXN	25,491	88	0
	08/2020	NZD	19,855		$12,719	0	(95)
	08/2020	SEK	12,260		1,243	0	(74)
	08/2020		$1,940	RUB	133,401	0	(75)
	09/2020	KRW	167,692		$136	0	(4)
	10/2020	DKK	1,906		289	1	(1)
DUB	07/2020	BRL	1,144		217	7	0
	07/2020		$209	BRL	1,144	2	0
	08/2020		217		1,144	0	(7)
	01/2021		2,352		10,311	0	(469)
FBF	09/2020	HKD	12,085		$1,558	0	(1)
GLM	07/2020	DKK	7,705		1,131	0	(31)
	07/2020	GBP	38,309		47,252	0	(217)
	07/2020	MXN	315,039		12,640	0	(1,026)
	07/2020		$1,457	MXN	32,638	2	(43)
	07/2020		6,848	RUB	513,718	351	0
	08/2020		1,672		115,857	0	(53)
HUS	07/2020	AUD	278		$187	0	(4)
	07/2020	CAD	20,152		14,646	0	(198)
	07/2020	NOK	2,440		250	0	(3)
	07/2020	NZD	14,199		8,805	0	(357)
	07/2020	RUB	279		4	0	0
	07/2020		$1,159	CAD	1,588	10	0
	07/2020		1,933	EUR	1,712	0	(9)
	08/2020	CAD	1,588		$1,159	0	(10)
	08/2020	GBP	63,014		77,276	0	(822)
	09/2020		$2,326	INR	177,549	6	0
	09/2020		22	PLN	88	0	0
	01/2021	BRL	10,311		$1,590	0	(294)
JPM	07/2020	GBP	24,705		30,384	0	(228)
	07/2020	RUB	175,432		2,513	56	0
	07/2020	TRY	1,982		291	2	0
	07/2020		$134	DKK	883	0	(1)
	07/2020		1,565	EUR	1,407	16	0
	07/2020	ZAR	6,920		$380	0	(19)
	10/2020	DKK	883		134	1	0
MYI	07/2020		$8,816	CAD	12,043	55	0
	07/2020		436	DKK	2,887	0	(1)
	07/2020		339	JPY	36,313	0	(3)
	08/2020	CAD	12,043		$8,817	0	(55)
	08/2020	JPY	36,313		340	3	0
	09/2020		$29	PLN	113	0	0
	10/2020	DKK	3,876		$586	1	0
RYL	07/2020	NZD	5,656		3,526	0	(124)
SCX	07/2020	EUR	113,704		126,555	0	(1,191)
	08/2020		109,570		123,151	0	(39)
SOG	07/2020		$157	DKK	1,041	0	0
	10/2020	DKK	1,041		$157	0	0
TOR	07/2020	JPY	114,091		1,060	3	0
	07/2020		$4,778	CAD	6,521	25	0
	07/2020		220	JPY	23,509	0	(2)
	08/2020	CAD	6,521		$4,778	0	(25)
	08/2020	JPY	23,509		220	2	0
UAG	07/2020		$236	JPY	25,230	0	(2)
	07/2020		11,620	RUB	844,145	315	(113)
	08/2020	JPY	25,230		$236	2	0
Total Forward Foreign Currency Contracts						$1,636	$(5,783)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	5,760	$351	$161
Total Purchased Options	$351	$161
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	4,600	$(46)	$(56)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	4,600	(20)	(9)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	17,000	(24)	(19)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	14,600	(12)	(8)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	14,900	(10)	(11)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	35,000	(45)	(44)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	14,900	(22)	(14)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	7,100	(5)	(9)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	14,900	(10)	(8)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	14,900	(24)	(19)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	5,100	(4)	(5)
$(222)	$(202)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780%	02/26/2021	16,120	$(339)	$(114)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.625	08/06/2020	5,900	$(45)	$(30)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	2,900	(12)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	600	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,300	(5)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	5,800	(43)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	4,500	(18)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	7,800	(30)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	6,300	(33)	(8)
$(189)	$(85)
Total Written Options	$(750)	$(401)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.556%	$500	$(16)	$18	$2	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.721	4,700	(184)	205	21	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	1,100	(35)	40	5	0
Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.735	700	(27)	30	3	0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	4,600	(148)	169	21	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.721	2,100	(81)	90	9	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	100	(2)	(4)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	400	(4)	(1)	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	1,100	4	(26)	0	(22)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.996	2,300	(7)	8	1	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	200	(3)	(9)	0	(12)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	2,700	(83)	95	12	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	1,900	(28)	15	0	(13)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	17,400	(770)	(395)	0	(1,165)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.723	400	(49)	(4)	0	(53)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.112	200	(7)	0	0	(7)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	1,100	(32)	(20)	0	(52)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	200	(6)	7	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.735	700	(34)	37	3	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	1,250	(40)	46	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	200	(10)	(1)	0	(11)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.717	11,400	81	55	136	0
							$(1,481)	$355	$220	$(1,346)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$900	$(26)	$33	$7	$0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	18,100	(628)	763	135	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	12,100	(424)	514	90	0
							$(1,078)	$1,310	$232	$0
Total Swap Agreements							$(2,559)	$1,665	$452	$(1,346)
(q)

Securities with an aggregate market value of $4,196 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,402	$19,714	$43,116
Corporate Bonds & Notes
Banking & Finance	0	516,369	0	516,369
Industrials	0	253,878	0	253,878
Utilities	0	93,781	0	93,781
Convertible Bonds & Notes
Industrials	0	13,159	0	13,159
Municipal Bonds & Notes
California	0	3,025	0	3,025
Illinois	0	1,542	0	1,542
Puerto Rico	0	554	0	554
Washington	0	28,978	0	28,978
West Virginia	0	6,449	0	6,449
U.S. Government Agencies	0	1,339,859	1,194	1,341,053
U.S. Treasury Obligations	0	775,229	0	775,229
Non-Agency Mortgage-Backed Securities	0	341,611	0	341,611
Asset-Backed Securities	0	636,016	0	636,016
Sovereign Issues	0	160,910	0	160,910
Convertible Preferred Securities
Banking & Finance	4,540	0	0	4,540
Preferred Securities
Banking & Finance	0	22,797	0	22,797
Utilities	0	4,063	0	4,063
Short-Term Instruments
Certificates of Deposit	0	11,817	0	11,817
Repurchase Agreements	0	4,792	0	4,792
Short-Term Notes	0	888	0	888
Argentina Treasury Bills	0	3,875	0	3,875
	$4,540	$4,242,994	$20,908	$4,268,442
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$376,201	$0	$0	$376,201
Total Investments	$380,741	$4,242,994	$20,908	$4,644,643
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,552	995	0	2,547
Over the counter	0	2,249	0	2,249
	$1,552	$3,244	$0	$4,796
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(153)	(2,436)	0	(2,589)
Over the counter	0	(7,530)	0	(7,530)
	$(153)	$(9,966)	$0	$(10,119)
Total Financial Derivative Instruments	$1,399	$(6,722)	$0	$(5,323)
Totals	$382,140	$4,236,272	$20,908	$4,639,320

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5% ¤
ARGENTINA 0.7%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,210	$48
SOVEREIGN ISSUES 0.7%
Argentina Government International Bond 6.875% due 04/22/2021 ^(b)		$7,000	2,955
Autonomous City of Buenos Aires Argentina
29.825% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,850	64
32.995% due 03/29/2024 ~		3,770	31
Provincia de Buenos Aires 28.192% due 04/12/2025		64,270	475
			3,525
Total Argentina (Cost $10,410)			3,573
BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,045
Total Bahrain (Cost $1,046)			1,045
BRAZIL 14.3%
CORPORATE BONDS & NOTES 5.6%
Banco Bradesco S.A. 2.850% due 01/27/2023		$1,400	1,383
Banco BTG Pactual S.A. 4.500% due 01/10/2025		1,000	982
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	4,698
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		9,680	9,763
Caixa Economica Federal 3.500% due 11/07/2022		1,470	1,495
Centrais Eletricas Brasileiras S.A. 3.625% due 02/04/2025		400	392
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		1,200	1,188
5.750% due 01/22/2021		1,000	1,018
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (d)(e)		3,151	11
Petrobras Global Finance BV
5.093% due 01/15/2030		2,000	1,996
6.125% due 01/17/2022		5,362	5,636
8.375% due 05/23/2021		827	869
			29,431
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,714
SOVEREIGN ISSUES 8.2%
Brazil Government International Bond
2.625% due 01/05/2023		200	204
4.250% due 01/07/2025		700	740

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (d)	BRL	232,000	41,983
			42,927
Total Brazil (Cost $76,592)			75,072
CAYMAN ISLANDS 2.4%
CORPORATE BONDS & NOTES 2.4%
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd. 5.500% due 11/18/2020		$2,200	2,236
KSA Sukuk Ltd. 2.894% due 04/20/2022		3,612	3,722
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		1,708	1,465
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		5,290	1,587
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		672	555
QNB Finance Ltd. 3.500% due 03/28/2024		2,800	2,964
Total Cayman Islands (Cost $14,893)			12,529
CHILE 4.8%
CORPORATE BONDS & NOTES 1.9%
Banco del Estado de Chile
2.668% due 01/08/2021		$800	807
4.125% due 10/07/2020		400	402
Banco Santander Chile 2.700% due 01/10/2025		700	720
Corp. Nacional del Cobre de Chile 3.000% due 07/17/2022		4,300	4,413
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		500	541
4.700% due 05/07/2050		1,000	1,149
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024		1,300	1,374
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		230	198
4.500% due 08/15/2025		117	61
			9,665
SOVEREIGN ISSUES 2.9%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	8,251
2.450% due 01/31/2031		$6,400	6,640
			14,891
Total Chile (Cost $23,648)			24,556
CHINA 1.3%
CORPORATE BONDS & NOTES 1.3%
CNAC HK Finbridge Co. Ltd. 3.000% due 07/19/2020		$600	600
CNOOC Curtis Funding Pty. Ltd. 4.500% due 10/03/2023		1,000	1,100
Sinopec Group Overseas Development 2018 Ltd. 2.150% due 05/13/2025		900	925
Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		2,000	2,191
4.375% due 04/10/2024		2,000	2,208
Total China (Cost $6,705)			7,024
COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026		$560	589
SOVEREIGN ISSUES 0.2%
Colombia Government International Bond 2.625% due 03/15/2023		1,000	1,014

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Total Colombia (Cost $1,519)		1,603
COSTA RICA 0.0%
CORPORATE BONDS & NOTES 0.0%
Instituto Costarricense de Electricidad 6.950% due 11/10/2021	$200	199
Total Costa Rica (Cost $207)		199
DOMINICAN REPUBLIC 1.1%
SOVEREIGN ISSUES 1.1%
Dominican Republic International Bond
5.500% due 01/27/2025	$400	406
7.500% due 05/06/2021	5,107	5,279
Total Dominican Republic (Cost $5,640)		5,685
EGYPT 1.5%
SOVEREIGN ISSUES 1.5%
Egypt Government International Bond
5.577% due 02/21/2023	$1,000	1,025
6.125% due 01/31/2022	6,400	6,577
Total Egypt (Cost $7,684)		7,602
GUATEMALA 3.1%
SOVEREIGN ISSUES 3.1%
Guatemala Government International Bond 5.750% due 06/06/2022	$15,500	16,298
Total Guatemala (Cost $16,160)		16,298
HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd. 3.400% due 04/16/2023	$500	529
Horse Gallop Finance Ltd. 3.250% due 05/30/2022	200	206
Huarong Finance Co. Ltd. 3.250% due 06/03/2021	200	201
Total Hong Kong (Cost $903)		936
INDIA 3.0%
CORPORATE BONDS & NOTES 3.0%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$3,000	2,804
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	4,900	4,858
3.950% due 01/19/2022	6,750	6,828
ICICI Bank Ltd. 5.750% due 11/16/2020	500	506
State Bank of India 4.000% due 01/24/2022	700	718
Total India (Cost $15,956)		15,714
INDONESIA 6.6%
CORPORATE BONDS & NOTES 2.6%
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023	$8,000	8,362
Pertamina Persero PT 4.875% due 05/03/2022	5,133	5,390
		13,752
SOVEREIGN ISSUES 4.0%
Indonesia Government International Bond
4.875% due 05/05/2021	13,000	13,423
5.375% due 10/17/2023	2,000	2,225
5.875% due 01/15/2024	300	341
6.750% due 01/15/2044	2,400	3,517

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	1,003
3.400% due 03/29/2022		300	309
			20,818
Total Indonesia (Cost $33,581)			34,570
IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Vnesheconombank Via VEB Finance PLC 6.902% due 07/09/2020		$2,100	2,105
Total Ireland (Cost $2,102)			2,105
ISRAEL 1.1%
SOVEREIGN ISSUES 1.1%
Israel Government International Bond 3.875% due 07/03/2050		$5,000	5,957
Total Israel (Cost $5,687)			5,957
IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	2,000	2,118
Total Ivory Coast (Cost $2,075)			2,118
KAZAKHSTAN 2.0%
CORPORATE BONDS & NOTES 2.0%
KazMunayGas National Co. JSC 3.875% due 04/19/2022		$10,000	10,245
Total Kazakhstan (Cost $10,166)			10,245
LUXEMBOURG 4.5%
CORPORATE BONDS & NOTES 4.5%
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022		$3,200	3,341
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		4,600	4,858
5.999% due 01/23/2021		400	411
6.510% due 03/07/2022		13,850	14,885
Total Luxembourg (Cost $23,012)			23,495
MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,100	2,338
4.550% due 04/21/2050		200	255
4.800% due 04/21/2060		200	276
Total Malaysia (Cost $2,474)			2,869
MAURITIUS 0.0%
CORPORATE BONDS & NOTES 0.0%
Greenko Dutch BV 4.875% due 07/24/2022		$200	198
Total Mauritius (Cost $200)			198
MEXICO 8.4%
CORPORATE BONDS & NOTES 4.8%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$5,000	5,150
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,938	3,014
6.750% due 09/30/2022		13,190	14,078
Comision Federal de Electricidad 4.875% due 05/26/2021		1,000	1,020

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Petroleos Mexicanos
2.500% due 08/21/2021	EUR	600	654
6.490% due 01/23/2027		$500	457
6.840% due 01/23/2030		500	439
7.690% due 01/23/2050		500	416
			25,228
SOVEREIGN ISSUES 3.6%
Mexico Government International Bond
3.900% due 04/27/2025		900	966
4.000% due 10/02/2023		900	961
4.750% due 04/27/2032		1,500	1,658
5.000% due 04/27/2051		1,500	1,622
6.500% due 06/10/2021	MXN	150,000	6,636
10.000% due 12/05/2024		129,000	6,763
			18,606
Total Mexico (Cost $48,949)			43,834
OMAN 0.4%
SOVEREIGN ISSUES 0.4%
Oman Government International Bond
3.625% due 06/15/2021		$1,305	1,299
4.125% due 01/17/2023		900	885
Total Oman (Cost $2,215)			2,184
PERU 0.5%
SOVEREIGN ISSUES 0.5%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		$300	309
Peru Government International Bond
2.392% due 01/23/2026		1,000	1,041
2.783% due 01/23/2031		1,000	1,068
Total Peru (Cost $2,309)			2,418
QATAR 12.2%
CORPORATE BONDS & NOTES 0.2%
Qatari Diar Finance QSC 5.000% due 07/21/2020		$600	603
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		655	662
			1,265
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.8%
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		17,500	17,500
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		7,500	7,500
			25,000
SOVEREIGN ISSUES 7.2%
Qatar Government International Bond
3.375% due 03/14/2024		2,800	3,004
3.400% due 04/16/2025		3,200	3,488
3.750% due 04/16/2030		2,000	2,282
3.875% due 04/23/2023		15,000	16,123
4.000% due 03/14/2029		3,200	3,689
4.400% due 04/16/2050		2,000	2,481
4.500% due 04/23/2028		2,000	2,362
4.817% due 03/14/2049		1,200	1,582
5.103% due 04/23/2048		2,000	2,726
			37,737
Total Qatar (Cost $59,782)			64,002
RUSSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ALROSA Finance S.A. 7.750% due 11/03/2020		$936	960
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 4.500% due 04/04/2022		200	212

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Total Russia (Cost $1,151)			1,172
SAUDI ARABIA 1.7%
CORPORATE BONDS & NOTES 1.7%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$8,625	8,810
SOVEREIGN ISSUES 0.0%
Saudi Government International Bond 2.875% due 03/04/2023		200	209
Total Saudi Arabia (Cost $8,884)			9,019
SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond
3.125% due 05/15/2027	EUR	1,300	1,531
7.250% due 09/28/2021		$1,162	1,239
Total Serbia (Cost $2,610)			2,770
SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 3.000% due 05/23/2022		$200	203
Total Singapore (Cost $201)			203
SOUTH AFRICA 1.4%
CORPORATE BONDS & NOTES 1.4%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021		$6,100	5,829
Sasol Financing USA LLC 5.875% due 03/27/2024		1,800	1,611
Total South Africa (Cost $7,887)			7,440
SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea 2.625% due 12/30/2020		$500	504
Total South Korea (Cost $501)			504
SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021		$5,500	5,642
Total Supranational (Cost $5,617)			5,642
THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.875% due 09/27/2022		$800	840
Total Thailand (Cost $825)			840
TURKEY 0.2%
SOVEREIGN ISSUES 0.2%
Turkey Government International Bond
3.250% due 03/23/2023		$300	284
5.625% due 03/30/2021		200	204
6.250% due 09/26/2022		400	406

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Total Turkey (Cost $920)		894
UKRAINE 2.5%
SOVEREIGN ISSUES 2.5%
Ukraine Government International Bond
7.750% due 09/01/2020	$11,550	11,602
7.750% due 09/01/2021	1,600	1,654
Total Ukraine (Cost $13,263)		13,256
UNITED ARAB EMIRATES 2.0%
SOVEREIGN ISSUES 2.0%
Emirate of Abu Dhabi Government International Bond
2.500% due 04/16/2025	$4,500	4,751
3.125% due 04/16/2030	4,900	5,411
Total United Arab Emirates (Cost $9,962)		10,162
UNITED STATES 3.1%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust 0.485% due 03/25/2037 •	$236	132
Morgan Stanley Mortgage Loan Trust 0.545% due 04/25/2037 •	264	125
		257
CORPORATE BONDS & NOTES 2.9%
Rio Oil Finance Trust
8.200% due 04/06/2028	600	605
9.250% due 07/06/2024	8,280	8,487
9.750% due 01/06/2027	5,598	5,815
		14,907
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 3.756% due 02/25/2036 ^~	10	9
Chase Mortgage Finance Trust 3.648% due 03/25/2037 ^~	24	23
Citigroup Mortgage Loan Trust
3.894% due 07/25/2046 ^~	15	14
4.023% due 03/25/2034 ~	4	4
Countrywide Home Loan Mortgage Pass-Through Trust
3.484% due 10/20/2035 ~	37	34
3.772% due 09/25/2047 ^~	10	9
HarborView Mortgage Loan Trust 3.454% due 08/19/2036 ^~	4	4
Luminent Mortgage Trust 0.528% due 12/25/2036 ^•	15	13
MASTR Adjustable Rate Mortgages Trust 0.425% due 05/25/2037 •	119	69
Merrill Lynch Alternative Note Asset Trust
0.485% due 03/25/2037 •	264	102
3.674% due 06/25/2037 ^~	131	101
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~	27	25
Morgan Stanley Mortgage Loan Trust 3.226% due 06/25/2036 ~	5	5
Sequoia Mortgage Trust 3.072% due 01/20/2047 ^~	12	9
WaMu Mortgage Pass-Through Certificates Trust
3.069% due 01/25/2037 ^~	28	25
3.185% due 04/25/2037 ^~	17	14
3.301% due 05/25/2037 ^~	32	27
3.341% due 12/25/2036 ^~	17	16
3.515% due 12/25/2036 ^~	58	56
3.709% due 09/25/2036 ^~	27	25
		584
Total United States (Cost $16,553)		15,748
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	$200	201

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

GTL Trade Finance, Inc. 5.893% due 04/29/2024	917	999
Total Virgin Islands (British) (Cost $1,084)		1,200
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (f) 0.1%		601
U.S. TREASURY BILLS 1.2%
0.116% due 08/06/2020 - 09/03/2020 (c)(d)(i)	$6,000	5,999
Total Short-Term Instruments (Cost $6,600)		6,600
Total Investments in Securities (Cost $449,973)		441,281
	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short-Term Floating NAV Portfolio III	9,714,496	95,775
Total Short-Term Instruments (Cost $95,526)		95,775
Total Investments in Affiliates (Cost $95,526)		95,775
Total Investments 102.8% (Cost $545,499)		$537,056
Financial Derivative Instruments (g)(h) 0.5%(Cost or Premiums, net $(2,670))		2,832
Other Assets and Liabilities, net (3.3)%		(17,698)
Net Assets 100.0%		$522,190

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$601	U.S. Treasury Notes 2.125% due 05/15/2022	$(613)	$601	$601
Total Repurchase Agreements	$(613)	$601	$601
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	28-Day MXN-TIIE	8.075%	Lunar	08/26/2020	MXN	1,717,000	$(1,000)	$1,473	$473	$5	$0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020	446,000	(26)	304	278	2	0
Total Swap Agreements	$(1,026)	$1,777	$751	$7	$0
Cash of $362 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$112	RUB	8,699	$10	$0
07/2020	55	TRY	380	0	0
09/2020	TWD	1,476,414	$49,997	0	(731)
09/2020	$135	CNH	970	1	0
BPS	07/2020	BRL	7,751	$1,415	0	(10)
07/2020	RUB	1,454,128	20,854	460	0
07/2020	$1,446	BRL	7,751	0	(21)
07/2020	66	TRY	453	0	0
04/2021	BRL	77,500	$14,072	0	(29)
BRC	07/2020	MXN	281,775	12,631	379	0
07/2020	$12,602	MXN	281,775	0	(378)
BSH	04/2021	BRL	77,000	$14,317	307	0
07/2020	121,900	28,823	6,408	0
07/2020	$24,020	BRL	121,900	0	(1,604)
CBK	07/2020	EUR	1,918	2,173	18	0
DUB	07/2020	BRL	7,751	1,469	44	0
07/2020	$1,415	BRL	7,751	10	0
08/2020	1,468	7,751	0	(45)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

GLM	07/2020	MXN	602,040			$24,156	0		(1,961)
	07/2020		$18,055		RUB	1,356,012	962		0
HUS	07/2020		36,032		MXN	900,063	3,129		(27)
	07/2020		9,692		PEN	33,300	0		(291)
JPM	07/2020		399		RUB	27,914	0		(8)
	08/2020		388			27,101	0		(9)
	04/2021	BRL	77,500			$14,278	178		0
SCX	07/2020	EUR	9,079			10,105	0		(95)
	08/2020		10,997			12,360	0		(4)
	09/2020	INR	18,595			243	0		(2)
SSB	07/2020	MXN	606,211			25,063	0		(1,295)
UAG	07/2020		$115		RUB	8,559	5		0
	08/2020		497			35,209	0		(5)
Total Forward Foreign Currency Contracts							$11,911		$(6,515)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.392%	$400	$0	$1	$1	$0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	5,000	(2)	(273)	0	(275)
CBK	Turkey Government International Bond	1.000	Quarterly	12/20/2021	3.975	5,000	(66)	(147)	0	(213)
GST	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	5,000	(314)	(67)	0	(381)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.723	700	(22)	28	6	0
	Russia Government International Bond	1.000	Quarterly	06/20/2025	1.110	8,000	(10)	(31)	0	(41)
HUS	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	5,000	(3)	(272)	0	(275)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	5,000	20	(95)	0	(75)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.723	2,800	(83)	107	24	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	14,400	(894)	99	0	(795)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	5,000	18	(93)	0	(75)
	Turkey Government International Bond	1.000	Quarterly	12/20/2021	3.975	5,000	(70)	(143)	0	(213)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.723	2,000	(57)	74	17	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	5,000	(161)	(115)	0	(276)
Total Swap Agreements							$(1,644)	$(927)	$48	$(2,619)
(i)

Securities with an aggregate market value of $4,722 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$48	$0	$48
Sovereign Issues	0	3,525	0	3,525
Bahrain
Sovereign Issues	0	1,045	0	1,045
Brazil
Corporate Bonds & Notes	0	29,431	0	29,431
Loan Participations and Assignments	0	0	2,714	2,714
Sovereign Issues	0	42,927	0	42,927
Cayman Islands
Corporate Bonds & Notes	0	12,529	0	12,529
Chile
Corporate Bonds & Notes	0	9,665	0	9,665
Sovereign Issues	0	14,891	0	14,891
China
Corporate Bonds & Notes	0	7,024	0	7,024
Colombia
Corporate Bonds & Notes	0	589	0	589
Sovereign Issues	0	1,014	0	1,014
Costa Rica
Corporate Bonds & Notes	0	199	0	199
Dominican Republic
Sovereign Issues	0	5,685	0	5,685
Egypt
Sovereign Issues	0	7,602	0	7,602
Guatemala
Sovereign Issues	0	16,298	0	16,298
Hong Kong
Corporate Bonds & Notes	0	936	0	936
India
Corporate Bonds & Notes	0	15,714	0	15,714
Indonesia
Corporate Bonds & Notes	0	13,752	0	13,752
Sovereign Issues	0	20,818	0	20,818
Ireland
Corporate Bonds & Notes	0	2,105	0	2,105
Israel
Sovereign Issues	0	5,957	0	5,957
Ivory Coast
Sovereign Issues	0	2,118	0	2,118
Kazakhstan
Corporate Bonds & Notes	0	10,245	0	10,245
Luxembourg
Corporate Bonds & Notes	0	23,495	0	23,495
Malaysia
Corporate Bonds & Notes	0	2,869	0	2,869
Mauritius
Corporate Bonds & Notes	0	198	0	198
Mexico
Corporate Bonds & Notes	0	25,228	0	25,228
Sovereign Issues	0	18,606	0	18,606
Oman
Sovereign Issues	0	2,184	0	2,184
Peru
Sovereign Issues	0	2,418	0	2,418
Qatar
Corporate Bonds & Notes	0	1,265	0	1,265
Loan Participations and Assignments	0	0	25,000	25,000
Sovereign Issues	0	37,737	0	37,737
Russia
Corporate Bonds & Notes	0	960	0	960
Sovereign Issues	0	212	0	212
Saudi Arabia
Corporate Bonds & Notes	0	8,810	0	8,810
Sovereign Issues	0	209	0	209
Serbia
Sovereign Issues	0	2,770	0	2,770
Singapore
Corporate Bonds & Notes	0	203	0	203
South Africa
Corporate Bonds & Notes	0	7,440	0	7,440
South Korea
Sovereign Issues	0	504	0	504
Supranational
Corporate Bonds & Notes	0	5,642	0	5,642
Thailand
Corporate Bonds & Notes	0	840	0	840
Turkey
Sovereign Issues	0	894	0	894
Ukraine
Sovereign Issues	0	13,256	0	13,256
United Arab Emirates
Sovereign Issues	0	10,162	0	10,162
United States
Asset-Backed Securities	0	257	0	257

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	14,907	0	14,907
Non-Agency Mortgage-Backed Securities	0	584	0	584
Virgin Islands (British)
Corporate Bonds & Notes	0	1,200	0	1,200
Short-Term Instruments
Repurchase Agreements	0	601	0	601
U.S. Treasury Bills	0	5,999	0	5,999
$0	$413,567	$27,714	$441,281
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$95,775	$0	$0	$95,775
Total Investments	$95,775	$413,567	$27,714	$537,056
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	11,959	0	11,959
$0	$11,966	$0	$11,966
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(9,134)	$0	$(9,134)
Total Financial Derivative Instruments	$0	$2,832	$0	$2,832
Totals	$95,775	$416,399	$27,714	$539,888

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,706	$0	$0	$0	$0	$8	$0	$0	$2,714	$8
Qatar
Loan Participations and Assignments	24,975	0	0	28	0	(3)	0	0	25,000	(3)
Totals	$27,681	$0	$0	$28	$0	$5	$0	$0	$27,714	$5
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$2,714	Proxy Pricing	Base Price	100.830	—
Qatar
Loan Participations and Assignments	25,000	Third Party Vendor	Broker Quote	100.000	—
Total	$27,714
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.6% ¤
ALBANIA 0.4%
SOVEREIGN ISSUES 0.4%
Albania Government International Bond 3.500% due 06/16/2027	EUR	8,700	$9,737
Total Albania (Cost $9,788)			9,737
ANGOLA 0.3%
SOVEREIGN ISSUES 0.3%
Angolan Government International Bond
8.250% due 05/09/2028		$1,400	1,159
9.125% due 11/26/2049		3,600	2,934
9.500% due 11/12/2025		1,800	1,628
Total Angola (Cost $7,230)			5,721
ARGENTINA 2.0%
SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
3.375% due 01/15/2023 ^(c)	EUR	1,000	443
3.380% due 12/31/2038 ^(c)		18,400	7,868
3.750% due 12/31/2038 ^(c)		$33,700	13,372
5.250% due 01/15/2028 ^(c)	EUR	200	86
5.875% due 01/11/2028 ^(c)		$5,300	2,144
6.250% due 11/09/2047 ^(c)	EUR	1,160	493
6.625% due 07/06/2028 ^(c)		$1,600	643
6.875% due 01/26/2027 ^(c)		7,150	2,901
6.875% due 01/11/2048 ^(c)		14,135	5,559
7.125% due 07/06/2036 ^(c)		8,100	3,182
7.125% due 06/28/2117 ^(c)		200	78
7.500% due 04/22/2026 ^(c)		880	360
7.625% due 04/22/2046 ^(c)		600	237
7.820% due 12/31/2033 ^(c)	EUR	7,417	3,610
Provincia de Buenos Aires
9.950% due 06/09/2021 ^(c)		$1,200	498
10.875% due 01/26/2021		333	160
Provincia de Cordoba 7.125% due 06/10/2021		250	157
Provincia de Entre Rios Argentina 8.750% due 02/08/2025		2,300	1,035
Provincia de la Rioja 9.750% due 02/24/2025		4,200	1,691
Provincia de Neuquen 7.500% due 04/27/2025		1,340	663
Total Argentina (Cost $79,618)			45,180
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$2,400	2,328
Total Armenia (Cost $2,354)			2,328
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026 (i)	EUR	1,500	1,447

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Austria (Cost $1,602)			1,447
AZERBAIJAN 1.4%
CORPORATE BONDS & NOTES 1.2%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$22,500	25,934
SOVEREIGN ISSUES 0.2%
Azerbaijan Government International Bond 4.750% due 03/18/2024		3,400	3,631
Total Azerbaijan (Cost $26,977)			29,565
BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond 6.000% due 11/21/2028		$6,150	5,443
Total Bahamas (Cost $6,183)			5,443
BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 5.625% due 09/30/2031		$2,500	2,535
Total Bahrain (Cost $2,649)			2,535
BELARUS 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Belarus Ministry of Finance 6.378% due 02/24/2031		$7,300	7,065
Total Belarus (Cost $7,300)			7,065
BRAZIL 4.6%
CORPORATE BONDS & NOTES 2.8%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$4,800	4,715
Banco Votorantim S.A.
4.000% due 09/24/2022		2,600	2,636
4.500% due 09/24/2024		600	602
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		26,960	27,191
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		2,000	1,914
CSN Resources S.A. 7.625% due 02/13/2023		300	279
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		500	453
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (e)(f)		9,803	34
Petrobras Global Finance BV
5.093% due 01/15/2030		3,773	3,765
6.850% due 06/05/2115		3,000	2,984
6.875% due 01/20/2040		1,562	1,652
7.250% due 03/17/2044		1,500	1,636
Rede D'or Finance SARL 4.500% due 01/22/2030		2,700	2,387
Vale Overseas Ltd.
6.250% due 08/10/2026		2,300	2,709
6.875% due 11/21/2036		3,180	4,168
6.875% due 11/10/2039		3,750	4,910
Vale S.A. 3.750% due 01/10/2023	EUR	900	1,048
			63,083
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$11,900	11,963
SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
2.875% due 06/06/2025		8,700	8,602
4.625% due 01/13/2028		400	420

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.750% due 01/14/2050	19,474	18,347
5.000% due 01/27/2045	1,875	1,803
		29,172
Total Brazil (Cost $100,662)		104,218
CAYMAN ISLANDS 1.5%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 3.992% due 10/09/2021 «•	$1,550	1,541
CORPORATE BONDS & NOTES 1.4%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)	5,050	3,573
China Evergrande Group 8.250% due 03/23/2022	4,400	4,081
Interoceanica Finance Ltd. 0.000% due 05/15/2030 (e)	6,100	5,103
Lima Metro Line 2 Finance Ltd. 4.350% due 04/05/2036	4,100	4,384
Lima Metro Line Finance Ltd.
4.350% due 04/05/2036	200	214
5.875% due 07/05/2034	1,023	1,209
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	3,889	3,335
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	9,022	2,706
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	3,042	2,510
Tencent Holdings Ltd.
3.240% due 06/03/2050	1,400	1,407
3.290% due 06/03/2060	1,500	1,519
3.975% due 04/11/2029	600	678
		30,719
Total Cayman Islands (Cost $34,023)		32,260
CHILE 3.4%
CORPORATE BONDS & NOTES 3.0%
Banco del Estado de Chile 2.704% due 01/09/2025	$1,600	1,647
Banco Santander Chile 2.700% due 01/10/2025	2,350	2,417
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	2,200	2,293
3.625% due 08/01/2027	400	430
3.700% due 01/30/2050	2,000	2,047
4.250% due 07/17/2042	9,600	10,574
4.500% due 09/16/2025	6,500	7,297
4.500% due 08/01/2047	700	805
4.875% due 11/04/2044	4,100	4,907
Embotelladora Andina S.A. 3.950% due 01/21/2050	1,650	1,655
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	1,100	1,190
4.700% due 05/07/2050	2,700	3,102
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	14,250	15,056
GNL Quintero S.A. 4.634% due 07/31/2029	6,400	6,880
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	8,960	7,750
		68,050
SOVEREIGN ISSUES 0.4%
Chile Government International Bond
2.450% due 01/31/2031	8,300	8,611
3.240% due 02/06/2028	200	220
3.625% due 10/30/2042	1,000	1,138
		9,969
Total Chile (Cost $73,644)		78,019
CHINA 1.5%
CORPORATE BONDS & NOTES 1.5%
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	$1,500	1,653

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Sinopec Group Overseas Development 2018 Ltd.
2.150% due 05/13/2025		6,600	6,782
2.700% due 05/13/2030		5,500	5,673
Sinopec Group Overseas Development Ltd.
3.680% due 08/08/2049 (i)		2,700	3,095
3.680% due 08/08/2049		500	573
4.125% due 09/12/2025 (i)		2,300	2,595
4.375% due 10/17/2023 (i)		2,000	2,191
4.875% due 05/17/2042		5,710	7,369
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024		400	441
Three Gorges Finance Cayman Islands Ltd. 3.150% due 06/02/2026		2,100	2,274
Total China (Cost $29,597)			32,646
COLOMBIA 1.6%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 05/28/2045		$2,100	2,207
7.375% due 09/18/2043		5,200	6,287
			8,494
SOVEREIGN ISSUES 1.2%
Colombia Government International Bond
4.125% due 05/15/2051		400	403
5.000% due 06/15/2045		10,800	12,169
5.200% due 05/15/2049		1,200	1,412
5.625% due 02/26/2044		200	239
6.125% due 01/18/2041		4,100	5,094
7.375% due 09/18/2037		5,225	7,132
			26,449
Total Colombia (Cost $30,095)			34,943
COSTA RICA 0.4%
SOVEREIGN ISSUES 0.4%
Costa Rica Government International Bond
5.625% due 04/30/2043		$10,100	7,590
6.125% due 02/19/2031		1,000	867
7.158% due 03/12/2045		200	168
Total Costa Rica (Cost $10,485)			8,625
CROATIA 0.2%
SOVEREIGN ISSUES 0.2%
Croatia Government International Bond 1.500% due 06/17/2031	EUR	4,100	4,606
Total Croatia (Cost $4,574)			4,606
DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic International Bond
5.500% due 01/27/2025		$4,800	4,873
5.875% due 04/18/2024		1,500	1,543
5.950% due 01/25/2027		11,200	11,307
6.000% due 07/19/2028		14,350	14,487
6.400% due 06/05/2049		8,800	8,096
6.500% due 02/15/2048		3,600	3,343
6.850% due 01/27/2045		3,100	2,987
6.875% due 01/29/2026		2,700	2,839
7.500% due 05/06/2021		733	758
10.750% due 08/11/2028	DOP	214,900	3,644
10.875% due 01/14/2026		33,400	571
Total Dominican Republic (Cost $54,676)			54,448
ECUADOR 0.7%
SOVEREIGN ISSUES 0.7%
Ecuador Government International Bond
7.775% due 01/23/2028 ^(c)		$8,400	3,486
7.775% due 01/23/2028		5,900	2,449
8.750% due 06/02/2023 ^(c)		300	138
8.750% due 06/02/2023 ^(c)(i)		2,950	1,360
8.875% due 10/23/2027 ^(c)		200	85

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

9.500% due 03/27/2030 ^(c)		5,000	2,143
9.625% due 06/02/2027 ^(c)		3,300	1,413
9.650% due 12/13/2026 ^(c)		300	129
10.650% due 01/31/2029 ^(c)		13,500	5,606
Total Ecuador (Cost $32,876)			16,809
EGYPT 2.5%
SOVEREIGN ISSUES 2.5%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	5,100	5,572
4.750% due 04/16/2026		4,500	4,815
5.577% due 02/21/2023		$2,800	2,870
6.125% due 01/31/2022		11,600	11,921
6.375% due 04/11/2031	EUR	4,600	4,795
7.053% due 01/15/2032		$8,800	8,383
7.500% due 01/31/2027		2,500	2,629
7.600% due 03/01/2029		1,200	1,226
7.625% due 05/29/2032		800	783
7.903% due 02/21/2048		4,300	3,991
8.500% due 01/31/2047		7,500	7,360
8.700% due 03/01/2049		1,100	1,083
Total Egypt (Cost $55,807)			55,428
EL SALVADOR 0.4%
SOVEREIGN ISSUES 0.4%
El Salvador Government International Bond
7.125% due 01/20/2050		$4,350	3,560
7.625% due 09/21/2034		3,070	2,671
7.750% due 01/24/2023		500	469
8.250% due 04/10/2032		1,510	1,385
Total El Salvador (Cost $9,678)			8,085
GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond 6.375% due 12/12/2024		$693	661
Total Gabon (Cost $678)			661
GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$2,200	2,130
3.700% due 05/30/2024		3,500	3,652
3.950% due 02/27/2023		5,600	5,820
Total Germany (Cost $10,755)			11,602
GHANA 1.1%
SOVEREIGN ISSUES 1.1%
Ghana Government International Bond
6.375% due 02/11/2027		$2,500	2,347
7.875% due 03/26/2027		3,300	3,280
8.125% due 03/26/2032		8,800	8,307
8.750% due 03/11/2061		7,800	7,083
8.950% due 03/26/2051		3,800	3,496
Total Ghana (Cost $25,670)			24,513
GUATEMALA 1.2%
SOVEREIGN ISSUES 1.2%
Guatemala Government International Bond
4.375% due 06/05/2027		$3,300	3,427
4.500% due 05/03/2026		400	417
4.875% due 02/13/2028		1,900	2,033
4.900% due 06/01/2030		3,000	3,215
5.375% due 04/24/2032		800	886
5.750% due 06/06/2022		7,500	7,886
6.125% due 06/01/2050		8,200	9,525

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Guatemala (Cost $25,009)			27,389
HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bond 7.625% due 03/29/2041		$500	841
Total Hungary (Cost $774)			841
INDIA 1.1%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,900	3,645
Adani Transmission Ltd. 4.250% due 05/21/2036		1,592	1,538
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,700	1,689
3.950% due 02/13/2050		1,100	1,035
Muthoot Finance Ltd. 4.400% due 09/02/2023		2,800	2,687
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		5,400	4,764
			15,358
SOVEREIGN ISSUES 0.4%
Export-Import Bank of India 3.375% due 08/05/2026		9,800	10,129
Total India (Cost $26,351)			25,487
INDONESIA 7.3%
CORPORATE BONDS & NOTES 3.1%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		$7,500	8,383
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		3,000	3,136
Pelabuhan Indonesia PT
4.250% due 05/05/2025		5,900	6,239
5.375% due 05/05/2045		2,000	2,135
Pertamina Persero PT
4.175% due 01/21/2050		2,800	2,828
5.625% due 05/20/2043		1,000	1,163
6.000% due 05/03/2042		16,858	20,142
6.450% due 05/30/2044		6,400	8,225
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		6,800	6,648
4.125% due 05/15/2027 (i)		1,000	1,056
4.375% due 02/05/2050		3,000	3,094
5.250% due 10/24/2042		1,800	2,042
5.375% due 01/25/2029		4,300	4,971
			70,062
SOVEREIGN ISSUES 4.2%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	1,700	1,988
3.750% due 04/25/2022		$200	208
4.200% due 10/15/2050		1,000	1,120
4.450% due 02/11/2024 (i)		3,600	3,914
4.450% due 04/15/2070		5,100	5,887
4.625% due 04/15/2043		400	460
5.125% due 01/15/2045		5,000	6,147
5.250% due 01/08/2047		2,000	2,510
5.375% due 10/17/2023		1,000	1,113
6.625% due 02/17/2037		5,040	6,913
6.750% due 01/15/2044 (i)		16,400	24,034
6.750% due 01/15/2044		2,500	3,664
7.750% due 01/17/2038		6,225	9,408
8.500% due 10/12/2035		2,090	3,257
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		2,300	2,306
3.800% due 06/23/2050		300	309
4.400% due 03/01/2028		1,700	1,893
4.450% due 02/20/2029 (i)		12,500	14,031

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.550% due 03/29/2026		5,000	5,544
			94,706
Total Indonesia (Cost $142,160)			164,768
IRELAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,685
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$7,000	7,497
6.800% due 11/22/2025		4,000	4,771
Total Ireland (Cost $12,880)			13,953
ISRAEL 0.9%
CORPORATE BONDS & NOTES 0.3%
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		$5,600	6,353
SOVEREIGN ISSUES 0.6%
Israel Government International Bond 3.375% due 01/15/2050		12,500	13,745
Total Israel (Cost $17,809)			20,098
IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond 5.250% due 03/22/2030	EUR	5,450	5,725
Total Ivory Coast (Cost $6,220)			5,725
JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$2,000	1,926
Total Jamaica (Cost $2,000)			1,926
JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
ARTS Ltd. 2.093% due 09/15/2021 «•		$1,308	1,294
Total Jersey, Channel Islands (Cost $1,299)			1,294
JORDAN 0.7%
SOVEREIGN ISSUES 0.7%
Jordan Government International Bond
5.750% due 01/31/2027		$5,800	6,033
5.850% due 07/07/2030 (a)		7,600	7,600
6.125% due 01/29/2026		1,900	2,007
7.375% due 10/10/2047		800	824
Total Jordan (Cost $16,095)			16,464
KAZAKHSTAN 0.7%
CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
4.750% due 04/19/2027		$4,200	4,567
5.375% due 04/24/2030		385	437
5.750% due 04/19/2047		300	351
			5,355
SOVEREIGN ISSUES 0.5%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	2,100	2,469
4.875% due 10/14/2044		$5,900	7,514

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

6.500% due 07/21/2045		1,600	2,376
			12,359
Total Kazakhstan (Cost $14,545)			17,714
LUXEMBOURG 2.2%
CORPORATE BONDS & NOTES 2.2%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$6,158	1,663
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		4,320	4,511
6.000% due 11/27/2023		7,700	8,571
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		2,300	2,429
4.950% due 02/06/2028		5,000	5,631
5.150% due 02/11/2026		13,200	14,684
6.510% due 03/07/2022		3,913	4,205
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		3,300	3,475
5.250% due 05/23/2023 (g)		400	427
5.717% due 06/16/2021		200	208
Unigel Luxembourg S.A. 8.750% due 10/01/2026		4,500	3,645
Total Luxembourg (Cost $48,737)			49,449
MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
4.550% due 04/21/2050		$6,500	8,275
4.800% due 04/21/2060		4,800	6,617
Total Malaysia (Cost $11,459)			14,892
MARSHALL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Nakilat, Inc. 6.267% due 12/31/2033		$378	449
Total Marshall Islands (Cost $450)			449
MAURITIUS 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$2,400	2,375
Total Mauritius (Cost $2,399)			2,375
MEXICO 8.1%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. « (d)		93,349	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		4,673	4
			4
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.0%
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(f)(g)		$900	847
BBVA Bancomer S.A. 6.750% due 09/30/2022		1,000	1,067
Cibanco S.A. Ibm 4.962% due 07/18/2029		2,700	2,646
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2049		900	0
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		5,500	5,493
Petroleos Mexicanos
4.750% due 02/26/2029	EUR	400	380

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.350% due 02/12/2028 (i)		$10,500	8,843
5.950% due 01/28/2031		2,700	2,231
6.350% due 02/12/2048		26,712	19,870
6.490% due 01/23/2027		11,762	10,749
6.500% due 03/13/2027		2,100	1,898
6.625% due 06/15/2035		1,225	1,000
6.750% due 09/21/2047		6,940	5,348
6.840% due 01/23/2030		3,521	3,094
6.950% due 01/28/2060		31,876	24,548
7.690% due 01/23/2050		20,161	16,751
Trust Fibra Uno
4.869% due 01/15/2030		3,300	3,335
6.390% due 01/15/2050		3,400	3,589
6.950% due 01/30/2044		200	219
			111,908
SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	9,050	9,570
4.500% due 04/22/2029		$4,300	4,684
4.500% due 01/31/2050		5,867	6,049
4.600% due 01/23/2046 (i)		7,412	7,681
4.750% due 04/27/2032		9,600	10,608
5.000% due 04/27/2051		6,800	7,351
5.750% due 10/12/2110		21,950	24,404
			70,347
Total Mexico (Cost $207,284)			182,259
MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$7,530	7,530
5.625% due 05/01/2023		1,400	1,405
Total Mongolia (Cost $8,712)			8,935
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$2,500	2,702
Total Morocco (Cost $2,562)			2,702
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$2,300	2,345
Total Namibia (Cost $2,245)			2,345
NETHERLANDS 1.0%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	189	211
CORPORATE BONDS & NOTES 1.0%
ING Bank NV 0.000% due 07/09/2020 (e)		$4,000	3,996
InterCement Financial Operations BV 5.750% due 07/17/2024		500	296
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		4,800	6,397
Metinvest BV
7.750% due 04/23/2023		605	602
7.750% due 10/17/2029		7,150	6,715
8.500% due 04/23/2026		2,800	2,755
Prosus NV 3.680% due 01/21/2030		1,800	1,889

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Syngenta Finance NV 4.441% due 04/24/2023	300	315
		22,965
Total Netherlands (Cost $23,503)		23,176
NIGERIA 1.6%
SOVEREIGN ISSUES 1.6%
Nigeria Government International Bond
5.625% due 06/27/2022	$2,344	2,379
6.375% due 07/12/2023	2,600	2,655
6.500% due 11/28/2027	4,500	4,295
6.500% due 11/28/2027 (i)	8,600	8,209
7.143% due 02/23/2030	8,000	7,499
7.625% due 11/21/2025	1,800	1,843
7.875% due 02/16/2032	7,600	7,192
8.747% due 01/21/2031	1,700	1,708
Total Nigeria (Cost $36,204)		35,780
OMAN 1.6%
SOVEREIGN ISSUES 1.6%
Oman Government International Bond
3.625% due 06/15/2021	$1,100	1,095
4.875% due 02/01/2025	200	194
5.625% due 01/17/2028	5,400	5,057
6.000% due 08/01/2029	27,800	25,992
6.500% due 03/08/2047	1,900	1,651
6.750% due 01/17/2048	1,200	1,043
Total Oman (Cost $36,526)		35,032
PAKISTAN 0.3%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021	$2,400	2,350
5.625% due 12/05/2022	1,100	1,075
		3,425
SOVEREIGN ISSUES 0.1%
Pakistan Government International Bond 6.875% due 12/05/2027	2,500	2,472
Total Pakistan (Cost $5,908)		5,897
PANAMA 1.7%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048	$4,878	5,360
ENA Norte Trust 4.950% due 04/25/2028	1,066	1,054
		6,414
SOVEREIGN ISSUES 1.4%
Panama Government International Bond
4.300% due 04/29/2053	1,700	2,038
4.500% due 05/15/2047	3,000	3,688
4.500% due 04/01/2056	9,700	11,941
6.700% due 01/26/2036	6,500	9,380
8.125% due 04/28/2034	2,860	4,147
9.375% due 01/16/2023	900	1,065
		32,259
Total Panama (Cost $33,831)		38,673
PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bond
4.950% due 04/28/2031	$1,300	1,454
5.400% due 03/30/2050	2,600	3,021
6.100% due 08/11/2044	6,700	8,270

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Paraguay (Cost $11,017)			12,745
PERU 1.9%
CORPORATE BONDS & NOTES 0.4%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,209
Petroleos del Peru S.A.
4.750% due 06/19/2032		$800	891
5.625% due 06/19/2047		3,800	4,467
			9,567
SOVEREIGN ISSUES 1.5%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		8,700	8,960
Peru Government International Bond
2.392% due 01/23/2026		3,300	3,434
2.783% due 01/23/2031		3,700	3,953
2.844% due 06/20/2030		1,400	1,506
5.350% due 08/12/2040	PEN	29,500	8,379
6.350% due 08/12/2028		20,200	6,754
8.750% due 11/21/2033		$300	502
			33,488
Total Peru (Cost $41,896)			43,055
PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bond 2.950% due 05/05/2045		$11,300	11,777
Total Philippines (Cost $11,384)			11,777
QATAR 3.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		$7,200	7,200
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		4,400	4,400
			11,600
SOVEREIGN ISSUES 3.2%
Qatar Government International Bond
3.375% due 03/14/2024		6,000	6,437
3.750% due 04/16/2030 (i)		11,400	13,009
3.750% due 04/16/2030		900	1,027
4.000% due 03/14/2029 (i)		14,400	16,598
4.400% due 04/16/2050		9,000	11,162
4.625% due 06/02/2046		4,100	5,296
4.817% due 03/14/2049		1,730	2,281
4.817% due 03/14/2049 (i)		12,400	16,351
			72,161
Total Qatar (Cost $73,460)			83,761
ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
2.000% due 12/08/2026	EUR	4,500	5,068
2.124% due 07/16/2031		10,950	11,736
2.875% due 05/26/2028		100	117
3.500% due 04/03/2034		400	471
3.624% due 05/26/2030		2,400	2,917
4.625% due 04/03/2049		500	645
Total Romania (Cost $21,288)			20,954
RUSSIA 3.6%
CORPORATE BONDS & NOTES 0.2%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$4,000	4,293
SOVEREIGN ISSUES 3.4%
Russia Government International Bond
2.875% due 12/04/2025	EUR	1,800	2,230

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.250% due 06/23/2027		$2,400	2,688
4.750% due 05/27/2026		7,600	8,674
5.100% due 03/28/2035		11,000	13,613
5.250% due 06/23/2047		2,400	3,174
5.625% due 04/04/2042		5,000	6,799
5.875% due 09/16/2043		800	1,127
6.000% due 10/06/2027	RUB	697,800	10,098
7.250% due 05/10/2034		690,400	10,760
7.650% due 04/10/2030		904,600	14,407
7.700% due 03/23/2033		32,100	516
12.750% due 06/24/2028		$1,525	2,628
			76,714
Total Russia (Cost $77,447)			81,007
SAUDI ARABIA 2.4%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.875% due 04/16/2024		$300	312
SOVEREIGN ISSUES 2.4%
Saudi Government International Bond
2.875% due 03/04/2023		200	209
3.625% due 03/04/2028		7,300	8,040
3.750% due 01/21/2055		13,100	13,384
4.500% due 04/17/2030		4,500	5,323
4.500% due 10/26/2046		12,400	14,297
4.500% due 04/22/2060		8,000	9,220
4.625% due 10/04/2047		600	702
5.250% due 01/16/2050		1,760	2,268
			53,443
Total Saudi Arabia (Cost $50,093)			53,755
SENEGAL 0.5%
SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	1,800	1,967
6.250% due 05/23/2033		$2,300	2,349
6.750% due 03/13/2048		1,600	1,551
8.750% due 05/13/2021		4,800	4,974
Total Senegal (Cost $11,010)			10,841
SERBIA 1.0%
SOVEREIGN ISSUES 1.0%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	17,800	18,777
3.125% due 05/15/2027		3,400	4,003
Total Serbia (Cost $23,320)			22,780
SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Medco Bell Pte Ltd. 6.375% due 01/30/2027		$2,900	2,488
Total Singapore (Cost $2,862)			2,488
SOUTH AFRICA 3.7%
CORPORATE BONDS & NOTES 1.1%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$1,300	1,496
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		5,950	5,686
6.350% due 08/10/2028		3,100	3,115
6.750% due 08/06/2023		8,100	7,694
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		3,700	3,663
Sasol Financing USA LLC 5.875% due 03/27/2024		2,200	1,969

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Transnet SOC Ltd. 4.000% due 07/26/2022		500	487
			24,110
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Eskom Holdings SOC Ltd. 4.663% (LIBOR03M + 2.900%) due 07/07/2021 «~		26,300	25,906
SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
4.300% due 10/12/2028		200	186
4.850% due 09/27/2027		500	491
4.850% due 09/30/2029		2,400	2,281
4.875% due 04/14/2026		2,000	2,006
5.375% due 07/24/2044		200	175
5.650% due 09/27/2047		2,400	2,097
5.750% due 09/30/2049		10,100	8,811
5.875% due 06/22/2030		15,000	15,297
			31,344
Total South Africa (Cost $82,445)			81,360
SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	200	237
Total Spain (Cost $237)			237
SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
5.750% due 01/18/2022		$4,600	3,680
5.875% due 07/25/2022		1,900	1,482
6.125% due 06/03/2025		3,100	2,093
6.250% due 10/04/2020		4,800	4,590
6.250% due 07/27/2021		1,400	1,204
6.825% due 07/18/2026		500	332
6.850% due 11/03/2025		4,100	2,768
7.850% due 03/14/2029		2,600	1,719
Total Sri Lanka (Cost $22,480)			17,868
TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.615% (LIBOR03M + 5.200%) due 06/23/2022 «~		$3,657	3,664
Total Tanzania (Cost $3,646)			3,664
THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Thaioil Treasury Center Co. Ltd.
3.500% due 10/17/2049		$1,000	974
5.375% due 11/20/2048		2,000	2,523
Total Thailand (Cost $3,035)			3,497
TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$848	843
Total Trinidad and Tobago (Cost $843)			843
TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie International Bond 3.280% due 08/09/2027	JPY	200,000	1,339

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Tunisia (Cost $1,786)			1,339
TURKEY 4.5%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$1,200	1,193
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,004	1,496
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		1,400	1,365
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		1,800	1,743
			5,797
SOVEREIGN ISSUES 4.2%
Turkey Government International Bond
4.875% due 04/16/2043		5,700	4,416
5.125% due 02/17/2028		5,200	4,796
5.250% due 03/13/2030		4,100	3,688
5.750% due 05/11/2047		19,200	15,736
6.000% due 03/25/2027		8,400	8,221
6.000% due 01/14/2041		14,580	12,635
6.125% due 10/24/2028		4,700	4,575
6.750% due 05/30/2040		13,900	13,139
6.875% due 03/17/2036		3,900	3,807
7.250% due 03/05/2038		1,000	1,005
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		3,000	2,893
5.375% due 02/08/2021		1,500	1,511
5.375% due 10/24/2023		8,700	8,432
6.125% due 05/03/2024		1,500	1,459
8.250% due 01/24/2024		8,600	8,992
			95,305
Total Turkey (Cost $109,187)			101,102
UKRAINE 3.6%
SOVEREIGN ISSUES 3.6%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$14,800	13,741
4.375% due 01/27/2030	EUR	6,800	6,588
7.375% due 09/25/2032		$3,500	3,527
7.750% due 09/01/2020		6,204	6,232
7.750% due 09/01/2021		18,650	19,277
7.750% due 09/01/2022		18,600	19,428
7.750% due 09/01/2023		4,800	5,046
7.750% due 09/01/2024		6,200	6,486
Total Ukraine (Cost $75,188)			80,325
UNITED ARAB EMIRATES 3.2%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	3,023
DP World PLC 6.850% due 07/02/2037		4,300	5,262
			8,285
SOVEREIGN ISSUES 2.8%
Emirate of Abu Dhabi Government International Bond
2.500% due 04/16/2025		8,400	8,869
3.125% due 04/16/2030		29,000	32,025
3.125% due 09/30/2049		2,900	3,027
3.875% due 04/16/2050		15,900	18,853
4.125% due 10/11/2047		300	367
			63,141
Total United Arab Emirates (Cost $67,530)			71,426
UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.6%
Barclays Bank PLC 7.625% due 11/21/2022 (g)		$700	763
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		10,000	9,975

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

HSBC Holdings PLC 3.803% due 03/11/2025 •	1,000	1,081
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	700	755
4.269% due 03/22/2025 •	300	326
4.800% due 04/05/2026	300	348
State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ	240	245
Ukreximbank Via Biz Finance PLC 9.625% due 04/27/2022	167	170
Total United Kingdom (Cost $13,602)		13,663
UNITED STATES 5.2%
ASSET-BACKED SECURITIES 1.0%
Aames Mortgage Investment Trust 0.665% due 04/25/2036 •	$821	680
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.235% due 11/25/2034 •	193	186
Argent Securities Trust 0.335% due 07/25/2036 •	903	764
Countrywide Asset-Backed Certificates Trust
0.425% due 02/25/2037 •	5,100	4,799
0.935% due 11/25/2035 •	2,400	2,294
Credit-Based Asset Servicing & Securitization Trust 3.403% due 01/25/2037 ^þ	8,068	3,401
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036 ^þ	194	93
6.172% due 06/25/2036 ^þ	297	119
GSAA Home Equity Trust 6.002% due 11/25/2036 þ	1,397	796
Home Equity Asset Trust 1.535% due 02/25/2033 •	144	141
MASTR Asset-Backed Securities Trust 0.885% due 09/25/2034 •	212	198
Morgan Stanley ABS Capital, Inc. Trust
0.950% due 01/25/2035 •	23	21
0.980% due 03/25/2034 •	3,865	3,738
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •	301	143
6.000% due 02/25/2037 ^~	91	71
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.335% due 07/25/2036 •	628	582
Option One Mortgage Loan Trust
0.405% due 04/25/2037 •	755	566
0.405% due 05/25/2037 •	312	221
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.705% due 09/25/2035 •	1,600	1,305
RAAC Trust 0.885% due 02/25/2046 •	561	545
Saxon Asset Securities Trust 0.495% due 09/25/2037 •	561	529
Soundview Home Loan Trust
0.535% due 03/25/2036 •	1,300	1,245
1.085% due 10/25/2037 •	1,015	848
		23,285
CORPORATE BONDS & NOTES 0.8%
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	2,100	2,047
General Electric Co. 3.450% due 05/15/2024	100	107
Rio Oil Finance Trust
8.200% due 04/06/2028	5,300	5,346
9.250% due 07/06/2024	5,102	5,229
9.750% due 01/06/2027	3,754	3,899
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (e)	3,700	2,424
		19,052
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~	2,800	2,791
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust 3.794% due 11/25/2035 ^~	116	99
Banc of America Funding Trust
4.071% due 11/20/2035 ^~	134	125
5.888% due 04/25/2037 ^þ	156	153

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

BCAP LLC Trust 3.209% due 05/26/2037 ~	3,227	3,032
Bear Stearns Adjustable Rate Mortgage Trust
3.737% due 01/25/2035 ~	10	10
3.766% due 02/25/2036 ^~	69	66
Citigroup Mortgage Loan Trust 3.894% due 07/25/2046 ^~	68	63
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •	108	103
CitiMortgage Alternative Loan Trust 0.835% due 10/25/2036 •	886	693
Countrywide Alternative Loan Trust
0.355% due 01/25/2037 ^•	24	24
0.505% due 11/25/2035 •	121	104
0.535% due 05/25/2036 ^•	628	267
5.750% due 03/25/2037 ^•	119	89
6.250% due 11/25/2036 ^	81	72
Countrywide Home Loan Mortgage Pass-Through Trust
3.447% due 02/25/2047 ^~	75	66
3.455% due 04/20/2036 ^~	45	40
3.462% due 03/25/2037 ^~	79	70
3.772% due 09/25/2047 ^~	38	34
Credit Suisse Mortgage Capital Certificates 0.987% due 11/30/2037 ~	700	607
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	799	682
Credit Suisse Mortgage Capital Trust 3.092% due 10/27/2059 ~	389	404
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.369% due 10/25/2035 ~	29	26
5.000% due 10/25/2033	3	3
5.500% due 12/25/2035 ^	150	145
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ	100	95
5.886% due 10/25/2036 ^þ	100	95
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •	186	151
HarborView Mortgage Loan Trust 3.454% due 08/19/2036 ^~	18	17
Impac CMB Trust 0.825% due 03/25/2035 •	173	166
IndyMac Mortgage Loan Trust
0.365% due 02/25/2037 •	645	594
0.485% due 06/25/2037 ^•	137	76
3.370% due 10/25/2035 ~	101	86
3.385% due 06/25/2036 ~	113	111
3.624% due 08/25/2036 ~	169	156
3.633% due 11/25/2037 ~	1,085	1,010
JPMorgan Mortgage Trust
3.681% due 08/25/2035 ~	113	112
3.870% due 04/25/2035 ~	20	20
3.939% due 11/25/2035 ^~	56	50
JPMorgan Resecuritization Trust 2.500% due 03/25/2056	290	287
Lehman XS Trust
0.375% due 09/25/2046 •	2,557	2,512
0.435% due 08/25/2037 •	6,885	6,428
Luminent Mortgage Trust 0.528% due 12/25/2036 ^•	52	47
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•	132	8
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	1,532	1,403
6.500% due 07/25/2037 ^	452	410
Sequoia Mortgage Trust 3.072% due 01/20/2047 ^~	46	35
Structured Adjustable Rate Mortgage Loan Trust
2.015% due 10/25/2037 ^•	101	92
3.553% due 11/25/2035 ^~	60	53
3.754% due 09/25/2036 ^~	245	209
4.316% due 05/25/2036 ^~	149	140
SunTrust Adjustable Rate Mortgage Loan Trust 4.034% due 10/25/2037 ^~	767	687
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	568	31
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 05/25/2034 •	105	89
3.069% due 01/25/2037 ^~	113	102
3.185% due 04/25/2037 ^~	70	61
3.301% due 05/25/2037 ^~	135	113
3.515% due 12/25/2036 ^~	219	212
3.692% due 03/25/2036 ~	1,655	1,529

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.616% due 10/25/2036 ~	404	372
		24,536
U.S. GOVERNMENT AGENCIES 0.7%
Israel Government AID Bond 5.500% due 04/26/2024	100	119
Uniform Mortgage-Backed Security, TBA
2.500% due 09/01/2050	6,300	6,540
3.500% due 08/01/2050	7,900	8,309
		14,968
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.375% due 04/30/2021 (i)(k)(m)	33,500	33,836
Total United States (Cost $119,585)		118,468
URUGUAY 1.3%
SOVEREIGN ISSUES 1.3%
Uruguay Government International Bond
4.375% due 01/23/2031	$1,953	2,288
4.975% due 04/20/2055	5,200	6,685
5.100% due 06/18/2050	8,600	11,131
7.875% due 01/15/2033	6,550	9,930
Total Uruguay (Cost $24,107)		30,034
VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$51,899	1,505
5.500% due 04/12/2037 ^(c)	19,263	559
6.000% due 05/16/2024 ^(c)	2,800	81
		2,145
SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)	120	8
7.000% due 03/31/2038 ^(c)	19,240	1,202
7.650% due 04/21/2025 ^(c)	10,109	632
8.250% due 10/13/2024 ^(c)	21,739	1,359
9.000% due 05/07/2023 ^(c)	2,521	158
9.250% due 09/15/2027 ^(c)	7,540	471
9.250% due 05/07/2028 ^(c)	3,027	189
11.950% due 08/05/2031 ^(c)	6,580	411
		4,430
Total Venezuela (Cost $85,503)		6,575
VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028	$1,500	1,496
Total Vietnam (Cost $1,378)		1,496
VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	$1,341	1,346
5.125% due 05/15/2024	200	215
Total Virgin Islands (British) (Cost $1,539)		1,561
ZAMBIA 0.3%
SOVEREIGN ISSUES 0.3%
Zambia Government International Bond
5.375% due 09/20/2022	$3,650	1,951
8.500% due 04/14/2024	4,900	2,638
8.970% due 07/30/2027	2,700	1,427

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Zambia (Cost $8,114)		6,016
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (h) 1.6%		35,665
Total Short-Term Instruments (Cost $35,665)		35,665
Total Investments in Securities (Cost $2,281,530)		2,191,809
	SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	18,192,638	179,361
Total Short-Term Instruments (Cost $178,825)		179,361
Total Investments in Affiliates (Cost $178,825)		179,361
Total Investments 105.6% (Cost $2,460,355)		$2,371,170
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(1,451))		1,114
Other Assets and Liabilities, net (5.6)%		(126,649)
Net Assets 100.0%		$2,245,635

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/24/2020	07/01/2020	$29,609	U.S. Treasury Bonds 3.375% due 11/15/2048	$(12,138)	$29,609	$29,609
U.S. Treasury Notes 2.375% - 2.625% due 02/29/2024 - 02/15/2029	(17,742)
FICC	0.000	06/30/2020	07/01/2020	6,056	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(6,177)	6,056	6,056
Total Repurchase Agreements	$(36,057)	$35,665	$35,665
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.950)%	06/12/2020	TBD(3)	EUR	(2,583)	$(2,901)
0.200	04/28/2020	TBD(3)	$(1,758)	(1,758)
0.600	06/15/2020	07/17/2020	(8,519)	(8,521)
0.650	06/15/2020	07/20/2020	(42,760)	(42,772)
CFR	(1.750)	02/20/2020	TBD(3)	EUR	(978)	(1,092)
(0.500)	04/03/2020	TBD(3)	$(926)	(925)
JML	0.600	06/22/2020	07/08/2020	(1,700)	(1,700)
1.100	06/22/2020	07/08/2020	(22,160)	(22,166)
NOM	1.090	03/05/2020	TBD(3)	(2,627)	(2,636)
SCX	0.500	06/17/2020	07/17/2020	(10,956)	(10,958)
Total Reverse Repurchase Agreements	$(95,429)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.3)%
U.S. Treasury Obligations (1.3)%
U.S. Treasury Bonds	3.375%	11/15/2048	$8,238	$(11,898)	$(12,277)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,757)	(5,806)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(11,807)	(11,936)
Total Short Sales (1.3)%	$(29,462)	$(30,019)
(i)	Securities with an aggregate market value of $105,049 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(111,799) at a weighted average interest rate of 1.758%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $317 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	328	$41,243	$93	$0	$(10)
U.S. Treasury 10-Year Note September Futures	09/2020	1,078	150,027	367	0	(169)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	361	78,754	(135)	0	(372)
$325	$0	$(551)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	567	$(112,448)	$(960)	$115	$0
U.S. Treasury 2-Year Note September Futures	09/2020	153	(33,787)	(5)	0	(2)
$(965)	$115	$(2)
Total Futures Contracts	$(640)	$115	$(553)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	1.476%	$1,300	$(90)	$70	$(20)	$3	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-33 5-Year Index	(1.000)%	Quarterly	06/20/2025	$84,170	$5,360	$(1,433)	$3,927	$0	$(141)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/20/2022	$85,030	$(2,539)	$6,843	$4,304	$18	$0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	22,300	(2,779)	4,387	1,608	0	(25)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	500	60	(251)	(191)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046	800	136	(398)	(262)	7	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047	18,250	1,308	(9,775)	(8,467)	168	0
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025	EUR	7,100	(53)	(32)	(85)	0	(3)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	5,900	(256)	(31)	(287)	0	(9)
Pay	6-Month HUF-BBR	0.500	Annual	01/10/2022	HUF	29,429,500	20	(80)	(60)	0	(64)
Receive	6-Month HUF-BBR	0.446	Annual	03/25/2022	24,450,000	2	223	225	58	0
Receive	6-Month HUF-BBR	0.390	Annual	03/31/2022	5,125,500	0	54	54	12	0
Pay	28-Day MXN-TIIE	6.080	Lunar	02/26/2025	MXN	363,100	0	881	881	27	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	193,600	0	477	477	15	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	94,100	0	(120)	(120)	0	(7)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	370,700	0	(576)	(576)	0	(29)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	86,400	0	(118)	(118)	0	(7)
$(4,101)	$1,484	$(2,617)	$309	$(144)
Total Swap Agreements	$1,169	$121	$1,290	$312	$(285)
(k)	Securities with an aggregate market value of $12,282 and cash of $5,877 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$345	JPY	36,855	$0	$(4)
07/2020	178	ZAR	3,373	17	0
08/2020	JPY	36,855	$345	4	0
08/2020	RUB	245,020	3,531	106	0
09/2020	CNH	840	117	0	(1)
BPS	07/2020	EUR	16,092	18,028	30	(81)
07/2020	RUB	1,514,325	21,899	662	0
07/2020	$7,868	EUR	7,020	19	0
BRC	07/2020	MXN	26,068	$1,169	35	0
07/2020	$1,166	MXN	26,068	0	(35)
CBK	07/2020	EUR	1,915	$2,149	0	(2)
07/2020	HUF	386,612	1,170	0	(57)
07/2020	PEN	89,548	25,700	419	0
07/2020	$219	COP	789,289	0	(10)
07/2020	1,058	MXN	26,421	91	0
07/2020	17,860	PEN	62,902	0	(100)
08/2020	PEN	87,317	$24,929	297	0
09/2020	$29,191	PEN	98,927	0	(1,296)
DUB	07/2020	PEN	1,166	$336	7	0
07/2020	$339	PEN	1,166	0	(9)
08/2020	PEN	1,166	$338	9	0
GLM	07/2020	MXN	28,928	1,161	0	(94)
07/2020	$130	MXN	2,860	0	(6)
09/2020	DOP	20,605	$349	0	0
HUS	07/2020	EUR	2,774	3,115	0	(1)
07/2020	GBP	1,495	1,853	1	0
07/2020	PEN	10,935	3,183	95	0
07/2020	$9,111	EUR	8,152	48	0
08/2020	448	CAD	600	0	(6)
JPM	07/2020	RUB	553,085	$7,903	157	0
11/2020	$232	MXN	5,290	0	(6)
MYI	07/2020	431	JPY	46,087	0	(4)
08/2020	JPY	46,087	$431	4	0
SCX	07/2020	EUR	96,191	107,063	0	(1,008)
08/2020	AUD	32,535	22,395	0	(62)
08/2020	EUR	101,800	114,418	0	(36)
TOR	07/2020	JPY	144,800	1,345	4	0
07/2020	$279	JPY	29,836	0	(3)
08/2020	JPY	29,836	$279	3	0
UAG	07/2020	RUB	302,625	4,324	86	0
07/2020	$22,760	JPY	2,433,121	0	(226)
08/2020	JPY	32,021	$300	3	0
Total Forward Foreign Currency Contracts	$2,097	$(3,047)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0			09/29/2020	8,900	$(115)		$0
Total Written Options								$(115)		$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	4.436%	$4,600	$190	$179	$369	$0
CBK	Russia Government International Bond	(1.000)	Quarterly	06/20/2024	0.909	9,300	48	(84)	0	(36)
GST	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	4.436	1,100	46	42	88	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	4.806	9,400	1,174	238	1,412	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	1.835	600	(2)	23	21	0
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	1.835	2,100	(3)	78	75	0
							$1,453	$476	$1,965	$(36)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	09/20/2020	0.371%	$1,600	$(87)	$90	$3	$0
	Huarong Finance Co. Ltd.	1.000	Quarterly	10/23/2020	0.392	4,000	(4)	19	15	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.175	700	(29)	30	1	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.522	300	(9)	11	2	0
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.789	9,200	(1,533)	1,545	12	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.522	500	(32)	27	0	(5)
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.371	1,500	(85)	87	2	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.008	4,100	(566)	566	0	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.655	10,748	(635)	683	48	0
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	5.732	3,400	183	(214)	0	(31)
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.467	2,900	(34)	58	24	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.889	11,200	121	(69)	52	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.991	3,876	42	(39)	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	3,000	(214)	169	0	(45)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	200	(2)	0	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	500	2	(12)	0	(10)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.008	4,100	(560)	560	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	3,400	15	(20)	0	(5)
FBF	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.704	1,600	(113)	114	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.371	600	(32)	33	1	0
	Egypt Government International Bond	1.000	Quarterly	12/20/2021	3.087	5,900	(503)	326	0	(177)
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.158	3,000	8	(2)	6	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.371	1,000	2	0	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	800	(12)	6	0	(6)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.008	3,600	(492)	492	0	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	09/20/2021	0.655	4,000	28	(10)	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	100	(1)	(1)	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	7,800	96	(21)	75	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.889	15,000	113	(44)	69	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.991	2,324	25	(23)	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.704	1,200	(88)	89	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	300	(5)	3	0	(2)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	100	(1)	0	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.889	27,100	284	(159)	125	0
JPM	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.704	600	(46)	47	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	Quarterly	12/20/2020	1.048	2,200	(372)	372	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.463	3,500	83	(7)	76	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.467	2,300	(28)	47	19	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.889	48,300	510	(287)	223	0
MYC	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	1.061	6,000	(10)	(3)	0	(13)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	500	(3)	(7)	0	(10)
	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	2,700	(21)	47	26	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.889	11,100	60	(9)	51	0
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	200	(13)	10	0	(3)
							$(3,958)	$4,504	$858	$(312)
Total Swap Agreements							$(2,505)	$4,980	$2,823	$(348)
(m)

Securities with an aggregate market value of $1,803 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$9,737	$0	$9,737
Angola
Sovereign Issues	0	5,721	0	5,721
Argentina
Sovereign Issues	0	45,180	0	45,180
Armenia
Sovereign Issues	0	2,328	0	2,328
Austria
Corporate Bonds & Notes	0	1,447	0	1,447
Azerbaijan
Corporate Bonds & Notes	0	25,934	0	25,934
Sovereign Issues	0	3,631	0	3,631
Bahamas
Sovereign Issues	0	5,443	0	5,443
Bahrain
Sovereign Issues	0	2,535	0	2,535
Belarus
Sovereign Issues	0	7,065	0	7,065
Brazil
Corporate Bonds & Notes	0	63,083	0	63,083
Loan Participations and Assignments	0	0	11,963	11,963
Sovereign Issues	0	29,172	0	29,172
Cayman Islands
Asset-Backed Securities	0	0	1,541	1,541
Corporate Bonds & Notes	0	30,719	0	30,719
Chile
Corporate Bonds & Notes	0	68,050	0	68,050
Sovereign Issues	0	9,969	0	9,969
China
Corporate Bonds & Notes	0	32,646	0	32,646
Colombia
Corporate Bonds & Notes	0	8,494	0	8,494
Sovereign Issues	0	26,449	0	26,449
Costa Rica
Sovereign Issues	0	8,625	0	8,625
Croatia
Sovereign Issues	0	4,606	0	4,606
Dominican Republic
Sovereign Issues	0	54,448	0	54,448
Ecuador
Sovereign Issues	0	16,809	0	16,809
Egypt
Sovereign Issues	0	55,428	0	55,428
El Salvador
Sovereign Issues	0	8,085	0	8,085
Gabon
Sovereign Issues	0	661	0	661
Germany
Corporate Bonds & Notes	0	11,602	0	11,602
Ghana
Sovereign Issues	0	24,513	0	24,513
Guatemala
Sovereign Issues	0	27,389	0	27,389
Hungary
Sovereign Issues	0	841	0	841
India
Corporate Bonds & Notes	0	15,358	0	15,358
Sovereign Issues	0	10,129	0	10,129
Indonesia
Corporate Bonds & Notes	0	70,062	0	70,062
Sovereign Issues	0	94,706	0	94,706
Ireland
Corporate Bonds & Notes	0	13,953	0	13,953
Israel
Corporate Bonds & Notes	0	6,353	0	6,353
Sovereign Issues	0	13,745	0	13,745
Ivory Coast
Sovereign Issues	0	5,725	0	5,725
Jamaica
Corporate Bonds & Notes	0	1,926	0	1,926
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,294	1,294
Jordan
Sovereign Issues	7,600	8,864	0	16,464
Kazakhstan
Corporate Bonds & Notes	0	5,355	0	5,355
Sovereign Issues	0	12,359	0	12,359
Luxembourg
Corporate Bonds & Notes	0	49,449	0	49,449
Malaysia
Corporate Bonds & Notes	0	14,892	0	14,892
Marshall Islands
Corporate Bonds & Notes	0	449	0	449
Mauritius

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	2,375	0	2,375
Mexico
Common Stocks	4	0	0	4
Corporate Bonds & Notes	0	111,908	0	111,908
Sovereign Issues	0	70,347	0	70,347
Mongolia
Sovereign Issues	0	8,935	0	8,935
Morocco
Corporate Bonds & Notes	0	2,702	0	2,702
Namibia
Sovereign Issues	0	2,345	0	2,345
Netherlands
Asset-Backed Securities	0	211	0	211
Corporate Bonds & Notes	0	22,965	0	22,965
Nigeria
Sovereign Issues	0	35,780	0	35,780
Oman
Sovereign Issues	0	35,032	0	35,032
Pakistan
Corporate Bonds & Notes	0	3,425	0	3,425
Sovereign Issues	0	2,472	0	2,472
Panama
Corporate Bonds & Notes	0	6,414	0	6,414
Sovereign Issues	0	32,259	0	32,259
Paraguay
Sovereign Issues	0	12,745	0	12,745
Peru
Corporate Bonds & Notes	0	9,567	0	9,567
Sovereign Issues	0	33,488	0	33,488
Philippines
Sovereign Issues	0	11,777	0	11,777
Qatar
Loan Participations and Assignments	0	0	11,600	11,600
Sovereign Issues	0	72,161	0	72,161
Romania
Sovereign Issues	0	20,954	0	20,954
Russia
Corporate Bonds & Notes	0	4,293	0	4,293
Sovereign Issues	0	76,714	0	76,714
Saudi Arabia
Corporate Bonds & Notes	0	312	0	312
Sovereign Issues	0	53,443	0	53,443
Senegal
Sovereign Issues	0	10,841	0	10,841
Serbia
Sovereign Issues	0	22,780	0	22,780
Singapore
Corporate Bonds & Notes	0	2,488	0	2,488
South Africa
Corporate Bonds & Notes	0	24,110	0	24,110
Loan Participations and Assignments	0	0	25,906	25,906
Sovereign Issues	0	31,344	0	31,344
Spain
Sovereign Issues	0	237	0	237
Sri Lanka
Sovereign Issues	0	17,868	0	17,868
Tanzania
Loan Participations and Assignments	0	0	3,664	3,664
Thailand
Corporate Bonds & Notes	0	3,497	0	3,497
Trinidad and Tobago
Corporate Bonds & Notes	0	843	0	843
Tunisia
Sovereign Issues	0	1,339	0	1,339
Turkey
Corporate Bonds & Notes	0	5,797	0	5,797
Sovereign Issues	0	95,305	0	95,305
Ukraine
Sovereign Issues	0	80,325	0	80,325
United Arab Emirates
Corporate Bonds & Notes	0	8,285	0	8,285
Sovereign Issues	0	63,141	0	63,141
United Kingdom
Corporate Bonds & Notes	0	13,663	0	13,663
United States
Asset-Backed Securities	0	23,285	0	23,285
Corporate Bonds & Notes	0	19,052	0	19,052
Loan Participations and Assignments	0	2,791	0	2,791
Non-Agency Mortgage-Backed Securities	0	24,536	0	24,536
U.S. Government Agencies	0	14,968	0	14,968
U.S. Treasury Obligations	0	33,836	0	33,836
Uruguay
Sovereign Issues	0	30,034	0	30,034
Venezuela
Corporate Bonds & Notes	0	2,145	0	2,145
Sovereign Issues	0	4,430	0	4,430

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Vietnam
Sovereign Issues	0	1,496	0	1,496
Virgin Islands (British)
Corporate Bonds & Notes	0	1,561	0	1,561
Zambia
Sovereign Issues	0	6,016	0	6,016
Short-Term Instruments
Repurchase Agreements	0	35,665	0	35,665
$7,604	$2,128,237	$55,968	$2,191,809
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$179,361	$0	$0	$179,361
Total Investments	$186,965	$2,128,237	$55,968	$2,371,170
Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(30,019)	$0	$(30,019)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115	312	0	427
Over the counter	0	4,920	0	4,920
$115	$5,232	$0	$5,347
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(553)	(285)	0	(838)
Over the counter	0	(3,395)	0	(3,395)
$(553)	$(3,680)	$0	$(4,233)
Total Financial Derivative Instruments	$(438)	$1,552	$0	$1,114
Totals	$186,527	$2,099,770	$55,968	$2,342,265

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,929	$0	$0	$6	$0	$28	$0	$0	$11,963	$28
Cayman Islands
Asset-Backed Securities	1,802	0	(259)	1	1	(4)	0	0	1,541	(4)
Jersey, Channel Islands
Asset-Backed Securities	1,551	0	(261)	2	3	(1)	0	0	1,294	(1)
Luxembourg
Corporate Bonds & Notes	19	33	0	0	0	(1)	0	(51)	0	0
Mexico
Corporate Bonds & Notes	0	0	(900)	0	780	120	0	0	0	0
Qatar
Loan Participations and Assignments	11,588	0	0	14	0	(2)	0	0	11,600	(2)
Senegal
Loan Participations and Assignments	8,085	0	(8,415)	0	135	195	0	0	0	0
South Africa
Loan Participations and Assignments	26,516	0	0	(31)	0	(579)	0	0	25,906	(579)
Tanzania
Loan Participations and Assignments	4,594	0	(914)	2	2	(20)	0	0	3,664	(13)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Totals	$66,084	$33	$(10,749)	$(6)	$921	$(264)	$0	$(51)	$55,968	$(571)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$11,963	Proxy Pricing	Base Price	100.830	—
Cayman Islands
Asset-Backed Securities	1,541	Indicative Market Quotation	Broker Quote	99.420	—
Jersey, Channel Islands
Asset-Backed Securities	1,294	Other Valuation Techniques(2)	—	—	—
Qatar
Loan Participations and Assignments	11,600	Third Party Vendor	Broker Quote	100.000	—
South Africa
Loan Participations and Assignments	25,906	Third Party Vendor	Broker Quote	98.500	—
Tanzania
Loan Participations and Assignments	3,664	Proxy Pricing	Base Price	100.257	—
Total	$55,968
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.0% ¤
ARGENTINA 2.3%
CORPORATE BONDS & NOTES 1.8%
Cia General de Combustibles S.A. 9.500% due 11/07/2021		$300	$219
Genneia S.A. 8.750% due 01/20/2022		1,000	831
MSU Energy S.A. 6.875% due 02/01/2025		1,800	1,147
Pampa Energia S.A. 7.375% due 07/21/2023		300	256
YPF S.A.
8.750% due 04/04/2024		400	324
33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,040	10
			2,787
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
1.000% due 08/05/2021		38	0
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		1,628	14
30.022% (BADLARPP) due 10/04/2022 ~		57	1
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		320	3
Provincia de Buenos Aires 28.192% due 04/12/2025		510	4
Provincia de Cordoba 7.450% due 09/01/2024		$900	535
Provincia de Neuquen 7.500% due 04/27/2025		600	297
			854
Total Argentina (Cost $5,079)			3,641
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022		$400	396
Total Australia (Cost $400)			396
AUSTRIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Sappi Papier Holding GmbH
3.125% due 04/15/2026	EUR	200	193
3.125% due 04/15/2026 (j)		500	482
7.500% due 06/15/2032		$200	181
Total Austria (Cost $940)			856
AZERBAIJAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$834	961
Total Azerbaijan (Cost $968)			961
BERMUDA 0.4%
CORPORATE BONDS & NOTES 0.4%
Geopark Ltd. 5.500% due 01/17/2027		$700	604

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Bermuda (Cost $695)			604
BRAZIL 7.2%
CORPORATE BONDS & NOTES 6.2%
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,100	1,080
Embraer Netherlands Finance BV 5.050% due 06/15/2025		1,600	1,422
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		200	198
3.250% due 01/24/2025		300	295
Odebrecht Finance Ltd.
4.375% due 04/25/2025 ^(c)		300	19
5.250% due 06/27/2029 ^(c)		1,950	134
7.125% due 06/26/2042 ^(c)		1,050	58
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (e)(f)		1,122	4
Petrobras Global Finance BV
4.750% due 01/14/2025	EUR	1,100	1,302
7.250% due 03/17/2044		$500	545
Rede D'or Finance SARL 4.500% due 01/22/2030		200	177
Rumo Luxembourg SARL 5.250% due 01/10/2028 (a)		800	800
Samarco Mineracao S.A.
4.125% due 11/01/2022 ^(c)		800	420
5.375% due 09/26/2024 ^(c)		600	315
5.750% due 10/24/2023 ^(c)		900	472
Suzano Austria GmbH 7.000% due 03/16/2047		1,100	1,212
Vale Overseas Ltd.
6.875% due 11/21/2036		700	918
6.875% due 11/10/2039		300	393
			9,764
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,500	1,508
		SHARES
WARRANTS 0.0%
OAS S.A. - Exp. 01/21/2039 «(h)		131,712	2
Total Brazil (Cost $13,144)			11,274
CANADA 1.3%
COMMON STOCKS 0.0%
Frontera Energy Corp.		16,190	40
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.3%
Canacol Energy Ltd. 7.250% due 05/03/2025		$1,000	1,014
Frontera Energy Corp. 9.700% due 06/25/2023		1,300	1,070
			2,084
Total Canada (Cost $3,718)			2,124
CAYMAN ISLANDS 11.9%
CORPORATE BONDS & NOTES 11.9%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023		$900	948
Arabian Centres Co. Ltd. 5.375% due 11/26/2024		900	797
Arabian Centres Sukuk Ltd. 5.375% due 11/26/2024		200	177
China Evergrande Group 7.500% due 06/28/2023		500	421

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

DP World Crescent Ltd. 3.908% due 05/31/2023	1,600	1,666
EMG SUKUK Ltd. 4.564% due 06/18/2024	300	305
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024	41	43
Lamar Funding Ltd. 3.958% due 05/07/2025	1,700	1,591
MAF Sukuk Ltd. 4.500% due 11/03/2025	700	742
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	500	504
Metropolitan Light Co. Ltd. 5.500% due 11/21/2022	700	708
MGM China Holdings Ltd.
5.250% due 06/18/2025	200	205
5.375% due 05/15/2024	700	712
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	408	350
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,061	876
QNB Finance Ltd. 3.500% due 03/28/2024	1,400	1,482
Sands China Ltd.
4.375% due 06/18/2030	200	209
5.125% due 08/08/2025	2,200	2,391
Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	800	824
Tencent Holdings Ltd. 2.390% due 06/03/2030	1,000	1,002
VLL International, Inc. 5.750% due 11/28/2024	1,000	991
Wynn Macau Ltd.
4.875% due 10/01/2024	600	587
5.500% due 01/15/2026	400	397
Yingde Gases Investment Ltd. 6.250% due 01/19/2023	800	822
Total Cayman Islands (Cost $18,743)		18,750
CHILE 1.5%
CORPORATE BONDS & NOTES 1.5%
Banco Santander Chile 2.700% due 01/10/2025	$400	412
Embotelladora Andina S.A. 3.950% due 01/21/2050	150	150
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	96	99
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,301	1,125
4.500% due 08/15/2025	322	167
VTR Comunicaciones SpA 5.125% due 01/15/2028 (a)	400	410
Total Chile (Cost $2,617)		2,363
CHINA 1.1%
CORPORATE BONDS & NOTES 1.1%
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	$500	551
Proven Honour Capital Ltd.
4.125% due 05/19/2025	200	210
4.125% due 05/06/2026	200	211
Yankuang Group Cayman Ltd. 4.750% due 11/30/2020	700	703
Total China (Cost $1,604)		1,675
COLOMBIA 1.9%
CORPORATE BONDS & NOTES 1.9%
Bancolombia S.A. 3.000% due 01/29/2025	$1,500	1,471
SURA Asset Management S.A. 4.875% due 04/17/2024	1,400	1,496

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Colombia (Cost $2,950)			2,967
GUATEMALA 0.6%
CORPORATE BONDS & NOTES 0.6%
Industrial Senior Trust 5.500% due 11/01/2022		$900	912
Total Guatemala (Cost $931)			912
GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Globalworth Real Estate Investments Ltd. 2.875% due 06/20/2022	EUR	300	338
Total Guernsey, Channel Islands (Cost $342)			338
HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$400	415
Total Hong Kong (Cost $397)			415
INDIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$300	280
Adani Ports & Special Economic Zone Ltd. 3.375% due 07/24/2024		1,000	992
Adani Transmission Ltd. 4.250% due 05/21/2036		199	192
Bharti Airtel Ltd. 4.375% due 06/10/2025		500	518
Muthoot Finance Ltd.
4.400% due 09/02/2023		400	384
6.125% due 10/31/2022		300	304
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	194
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		400	353
Total India (Cost $3,297)			3,217
INDONESIA 1.7%
CORPORATE BONDS & NOTES 1.7%
Medco Oak Tree Pte Ltd. 7.375% due 05/14/2026		$400	374
Minejesa Capital BV 4.625% due 08/10/2030		700	713
Pertamina Persero PT 4.175% due 01/21/2050		600	606
Perusahaan Gas Negara Tbk PT 5.125% due 05/16/2024		200	210
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.000% due 06/30/2030		800	794
Total Indonesia (Cost $2,684)			2,697
IRELAND 4.6%
CORPORATE BONDS & NOTES 4.6%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •(g)		$1,700	1,695
Credit Bank of Moscow Via CBOM Finance PLC 5.150% due 02/20/2024	EUR	800	933
MMC Norilsk Nickel OJSC Via MMC Finance DAC 6.625% due 10/14/2022		$300	329
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000% due 05/30/2023		400	429
Novolipetsk Steel Via Steel Funding DAC
4.000% due 09/21/2024		500	531
4.500% due 06/15/2023		300	319
4.700% due 05/30/2026		200	220
Phosagro OAO Via Phosagro Bond Funding DAC 3.050% due 01/23/2025		1,100	1,112

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Sovcombank Via SovCom Capital DAC 8.000% due 04/07/2030 •(g)	800	811
Uralkali OJSC Via Uralkali Finance DAC 4.000% due 10/22/2024	800	827
Total Ireland (Cost $7,044)		7,206
ISLE OF MAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Gohl Capital Ltd. 4.250% due 01/24/2027	$600	608
Total Isle of Man (Cost $622)		608
ISRAEL 0.7%
CORPORATE BONDS & NOTES 0.7%
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	$1,000	1,124
Total Israel (Cost $1,087)		1,124
JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond 4.950% due 07/07/2025 (a)	$800	800
Total Jordan (Cost $800)		800
LUXEMBOURG 3.8%
CORPORATE BONDS & NOTES 3.8%
Adecoagro S.A. 6.000% due 09/21/2027	$1,300	1,223
Andrade Gutierrez International S.A. 9.500% due 12/30/2024	530	379
Andrade Gutierrez International S.A. (11.000% Cash or 12.000% PIK) 11.000% due 08/20/2021 (b)	1	1
Gazprom Neft OAO Via GPN Capital S.A. 6.000% due 11/27/2023	900	1,002
Nexa Resources S.A. 6.500% due 01/18/2028	900	914
Severstal OAO Via Steel Capital S.A. 3.150% due 09/16/2024	1,000	1,017
Unigel Luxembourg S.A. 8.750% due 10/01/2026	1,000	810
Votorantim Cimentos S.A. 7.250% due 04/05/2041	600	689
Total Luxembourg (Cost $6,399)		6,035
MAURITIUS 1.3%
CORPORATE BONDS & NOTES 1.3%
Azure Power Energy Ltd. 5.500% due 11/03/2022	$400	405
Greenko Dutch BV 4.875% due 07/24/2022	200	198
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025	1,000	990
MTN Mauritius Investments Ltd. 4.755% due 11/11/2024	500	500
Total Mauritius (Cost $2,084)		2,093
MEXICO 3.4%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «(d)	172,487	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.4%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$1,900	1,957
Banco Mercantil del Norte S.A. 6.875% due 07/06/2022 •(f)(g)		200	192
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		800	877
Braskem Idesa SAPI 7.450% due 11/15/2029		300	281
Cemex S.A.B. de C.V. 7.375% due 06/05/2027		700	713
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431% due 07/01/2031 (a)		200	202
Trust Fibra Uno
6.390% due 01/15/2050		300	317
6.950% due 01/30/2044		750	822
			5,361
Total Mexico (Cost $6,434)			5,361
MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP S.A. 4.500% due 10/22/2025		$400	418
Total Morocco (Cost $396)			418
MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Digicel International Finance Ltd.
8.000% due 12/31/2026		$77	47
8.750% due 05/25/2024		194	190
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK) 13.000% due 12/31/2025 (b)		98	83
Total Multinational (Cost $321)			320
NAMIBIA 0.5%
SOVEREIGN ISSUES 0.5%
Namibia Government International Bond 5.250% due 10/29/2025		$700	714
Total Namibia (Cost $744)			714
NETHERLANDS 3.3%
CORPORATE BONDS & NOTES 3.3%
IHS Netherlands Holdco BV 7.125% due 03/18/2025		$1,000	1,020
Metinvest BV
5.625% due 06/17/2025	EUR	400	409
8.500% due 04/23/2026		$1,200	1,180
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		2,400	2,275
VEON Holdings BV 4.000% due 04/09/2025		300	311
Total Netherlands (Cost $5,119)			5,195
NIGERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Access Bank PLC 10.500% due 10/19/2021		$200	208
United Bank for Africa PLC 7.750% due 06/08/2022		300	301

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Nigeria (Cost $509)			509
PANAMA 2.1%
CORPORATE BONDS & NOTES 2.1%
Banistmo S.A. 3.650% due 09/19/2022		$1,800	1,804
Cable Onda S.A. 4.500% due 01/30/2030		800	812
Multibank, Inc. 4.375% due 11/09/2022		700	707
Total Panama (Cost $3,309)			3,323
ROMANIA 0.5%
CORPORATE BONDS & NOTES 0.5%
RCS & RDS S.A.
2.500% due 02/05/2025	EUR	600	647
3.250% due 02/05/2028		100	106
Total Romania (Cost $766)			753
RUSSIA 2.9%
CORPORATE BONDS & NOTES 2.9%
ALROSA Finance S.A.
3.100% due 06/25/2027		$600	601
4.650% due 04/09/2024		900	962
Lukoil Securities BV 3.875% due 05/06/2030		1,400	1,461
MMK International Capital DAC 4.375% due 06/13/2024		700	747
Sibur Securities DAC 3.450% due 09/23/2024		800	826
Total Russia (Cost $4,507)			4,597
SAUDI ARABIA 1.4%
CORPORATE BONDS & NOTES 1.4%
Saudi Arabian Oil Co. 2.875% due 04/16/2024		$2,100	2,185
Total Saudi Arabia (Cost $2,129)			2,185
SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
ABJA Investment Co. Pte. Ltd. 5.450% due 01/24/2028		$400	372
BOC Aviation Ltd.
3.500% due 01/31/2023		700	719
3.500% due 10/10/2024		300	312
Marble Pte. Ltd. 5.300% due 06/20/2022		200	198
Total Singapore (Cost $1,544)			1,601
SOUTH AFRICA 4.2%
CORPORATE BONDS & NOTES 4.2%
African Bank Ltd. 8.125% due 10/19/2020		$400	396
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		800	841
6.500% due 04/15/2040		600	690
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		1,100	1,089
Prosus NV
4.850% due 07/06/2027		1,300	1,461
5.500% due 07/21/2025		400	454
Sasol Financing USA LLC 6.500% due 09/27/2028		1,800	1,600

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total South Africa (Cost $6,883)		6,531
SOUTH KOREA 0.9%
CORPORATE BONDS & NOTES 0.9%
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (g)	$700	763
Woori Bank 4.750% due 04/30/2024 (g)	600	656
Total South Korea (Cost $1,333)		1,419
SPAIN 0.3%
CORPORATE BONDS & NOTES 0.3%
International Airport Finance S.A. 12.000% due 03/15/2033	$500	398
Total Spain (Cost $500)		398
SUPRANATIONAL 1.5%
CORPORATE BONDS & NOTES 1.5%
Africa Finance Corp.
3.875% due 04/13/2024	$400	417
4.375% due 04/17/2026	700	741
African Export-Import Bank 4.125% due 06/20/2024	1,200	1,239
Total Supranational (Cost $2,301)		2,397
TURKEY 2.7%
CORPORATE BONDS & NOTES 2.2%
Akbank T.A.S. 5.125% due 03/31/2025 (j)	$500	473
QNB Finansbank A/S 4.875% due 05/19/2022	500	497
Turk Telekomunikasyon A/S 6.875% due 02/28/2025	300	317
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	104	77
Turkiye Sise ve Cam Fabrikalari A/S 6.950% due 03/14/2026	1,000	1,035
Yapi ve Kredi Bankasi A/S 5.750% due 02/24/2022	1,100	1,103
		3,502
SOVEREIGN ISSUES 0.5%
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024	700	732
Total Turkey (Cost $4,167)		4,234
UKRAINE 0.9%
CORPORATE BONDS & NOTES 0.1%
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/2025	$200	198
SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond 0.000% due 05/31/2040 ~	1,300	1,207
Total Ukraine (Cost $1,031)		1,405
UNITED ARAB EMIRATES 1.2%
CORPORATE BONDS & NOTES 1.2%
ADES International Holding PLC 8.625% due 04/24/2024	$600	564
Kuwait Projects Co. SPC Ltd.
4.229% due 10/29/2026	500	478
4.500% due 02/23/2027	800	764

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total United Arab Emirates (Cost $1,958)		1,806
UNITED KINGDOM 2.1%
CORPORATE BONDS & NOTES 2.1%
Afren PLC
6.625% due 12/09/2020 ^(c)	$682	3
15.000% due 04/25/2049 ^«(c)(h)	1,927	217
Barclays PLC 8.000% due 06/15/2024 •(f)(g)	300	311
DTEK Finance PLC 10.750% due 12/31/2024 ^(c)	700	415
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	1,600	1,596
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022 ^(c)	800	317
Tullow Oil PLC 7.000% due 03/01/2025	800	504
Total United Kingdom (Cost $6,420)		3,363
UNITED STATES 13.7%
ASSET-BACKED SECURITIES 0.6%
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	$306	209
Countrywide Asset-Backed Certificates 0.405% due 09/25/2037 ^•	39	33
JPMorgan Mortgage Acquisition Corp. 0.835% due 12/25/2035 •	700	598
NovaStar Mortgage Funding Trust 0.385% due 09/25/2037 •	185	174
		1,014
CORPORATE BONDS & NOTES 2.8%
DAE Funding LLC 5.000% due 08/01/2024	600	565
Gran Tierra Energy, Inc. 7.750% due 05/23/2027	1,400	636
Invepar Holdings LLC 8.875% due 12/31/2049 «(h)	158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026	900	794
NBM U.S. Holdings, Inc. 7.000% due 05/14/2026	300	301
Rio Oil Finance Trust
8.200% due 04/06/2028	1,550	1,564
9.750% due 01/06/2027	527	547
		4,407
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 10/25/2035 •	581	550
Citigroup Mortgage Loan Trust 4.193% due 08/25/2036 ~	385	346
		896
U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Notes
3.000% due 09/30/2025	3,000	3,419
1.875% due 01/31/2022	7,100	7,292
2.000% due 08/31/2021	1,300	1,328
2.000% due 12/31/2021	1,500	1,541
2.125% due 12/31/2022	1,600	1,678
		15,258
Total United States (Cost $21,940)		21,575
VIRGIN ISLANDS (BRITISH) 2.0%
CORPORATE BONDS & NOTES 2.0%
China Reinsurance Finance Corp. Ltd. 3.375% due 03/09/2022	$800	810
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029	900	1,032
NWD MTN Ltd.
4.375% due 11/30/2022	200	206
5.250% due 02/26/2021	200	204

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035 «(b)(h)	BRL	356	4
Studio City Finance Ltd. 7.250% due 02/11/2024		$800	821
Total Virgin Islands (British) (Cost $3,052)			3,077
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (i) 0.4%			606
ARGENTINA TREASURY BILLS 0.0%
28.142% due 07/31/2020 ~	ARS	15	0
Total Short-Term Instruments (Cost $606)			606
Total Investments in Securities (Cost $152,514)			142,843
		SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III		1,472,897	14,521
Total Short-Term Instruments (Cost $14,520)			14,521
Total Investments in Affiliates (Cost $14,520)			14,521
Total Investments 100.2% (Cost $167,034)			$157,364
Financial Derivative Instruments (k)(l) 0.1%(Cost or Premiums, net $210)			187
Other Assets and Liabilities, net (0.3)%			(462)
Net Assets 100.0%			$157,089

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC 15.000% due 04/25/2049	04/30/2015	$1,905	$217	0.14%
Invepar Holdings LLC 8.875% due 12/31/2049	11/16/2018	0	0	0.00
OAS Restructuring BVI Ltd. (0.250% Cash and 4.750% PIK) 5.000% due 03/31/2035	04/30/2019	14	4	0.00
OAS S.A. - Exp. 01/21/2039	04/30/2019	0	2	0.00
$1,919	$223	0.14%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$606	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(618)	$606	$606
Total Repurchase Agreements	$(618)	$606	$606
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	(0.400)%	02/10/2020	TBD(2)	$(520)	$(519)
CFR	(1.750)	04/22/2020	TBD(2)	EUR	(247)	(276)
Total Reverse Repurchase Agreements	$(795)
(j)	Securities with an aggregate market value of $762 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(2,758) at a weighted average interest rate of (0.201%).Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	129	$17,953	$49	$0	$(20)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	4	873	3	0	(4)
Total Futures Contracts	$52	$0	$(24)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$2,697	$137	$(41)	$96	$0	$(5)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.650%	Maturity	01/02/2025	BRL	6,800	$(35)	$273	$238	$2	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	$300	63	(125)	(62)	2	0
$28	$148	$176	$4	$0
Total Swap Agreements	$165	$107	$272	$4	$(5)
Cash of $647 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	07/2020	BRL	910	$170	$2	$0
07/2020	EUR	171	190	0	(2)
07/2020	$166	BRL	910	1	0
CBK	07/2020	JPY	22,100	$205	1	0
DUB	07/2020	BRL	910	166	0	(1)
07/2020	$173	BRL	910	0	(5)
08/2020	BRL	910	$172	5	0
FBF	09/2020	$84	HKD	651	0	0
JPM	07/2020	EUR	290	$327	2	0
SCX	07/2020	3,206	3,569	0	(34)
08/2020	3,667	4,122	0	(1)
Total Forward Foreign Currency Contracts	$11	$(43)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2024	2.243%	$1,500	$24	$47	$71	$0
Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	1.191	1,500	23	(14)	9	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

BPS	Colombia Government International Bond	(1.000)	Quarterly	12/20/2024	1.473	1,500	(2)	32	30	0
CBK	Colombia Government International Bond	(1.000)	Quarterly	12/20/2024	1.473	1,500	6	25	31	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2024	2.243	1,500	21	50	71	0
JPM	Chile Government International Bond	(1.000)	Quarterly	12/20/2024	0.786	1,500	(25)	10	0	(15)
MYC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2024	1.444	1,500	(2)	31	29	0
$45	$181	$241	$(15)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month CNY-CNREPOFIX	2.493%	Quarterly	06/17/2025	CNY	900	$0	$1	$1	$0
NGF	Pay	3-Month CNY-CNREPOFIX	2.458	Quarterly	06/17/2025	20,300	0	17	17	0
$0	$18	$18	$0
Total Swap Agreements	$45	$199	$259	$(15)
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,787	$0	$2,787
Sovereign Issues	0	854	0	854
Australia
Corporate Bonds & Notes	0	396	0	396
Austria
Corporate Bonds & Notes	0	856	0	856
Azerbaijan
Corporate Bonds & Notes	0	961	0	961
Bermuda
Corporate Bonds & Notes	0	604	0	604
Brazil
Corporate Bonds & Notes	800	8,964	0	9,764
Loan Participations and Assignments	0	0	1,508	1,508
Warrants	0	0	2	2
Canada
Common Stocks	40	0	0	40
Corporate Bonds & Notes	0	2,084	0	2,084
Cayman Islands
Corporate Bonds & Notes	0	18,750	0	18,750
Chile
Corporate Bonds & Notes	0	2,363	0	2,363
China
Corporate Bonds & Notes	0	1,675	0	1,675
Colombia
Corporate Bonds & Notes	0	2,967	0	2,967
Guatemala
Corporate Bonds & Notes	0	912	0	912
Guernsey, Channel Islands
Corporate Bonds & Notes	0	338	0	338
Hong Kong
Corporate Bonds & Notes	0	415	0	415
India
Corporate Bonds & Notes	0	3,217	0	3,217
Indonesia
Corporate Bonds & Notes	0	2,697	0	2,697
Ireland
Corporate Bonds & Notes	0	7,206	0	7,206
Isle of Man
Corporate Bonds & Notes	0	608	0	608
Israel
Corporate Bonds & Notes	0	1,124	0	1,124
Jordan
Sovereign Issues	800	0	0	800
Luxembourg
Corporate Bonds & Notes	0	6,035	0	6,035
Mauritius
Corporate Bonds & Notes	0	2,093	0	2,093
Mexico
Corporate Bonds & Notes	0	5,361	0	5,361
Morocco
Corporate Bonds & Notes	0	418	0	418
Multinational
Corporate Bonds & Notes	0	320	0	320
Namibia
Sovereign Issues	0	714	0	714
Netherlands
Corporate Bonds & Notes	0	5,195	0	5,195
Nigeria
Corporate Bonds & Notes	0	509	0	509
Panama
Corporate Bonds & Notes	0	3,323	0	3,323
Romania
Corporate Bonds & Notes	0	753	0	753
Russia
Corporate Bonds & Notes	0	4,597	0	4,597
Saudi Arabia
Corporate Bonds & Notes	0	2,185	0	2,185
Singapore
Corporate Bonds & Notes	0	1,601	0	1,601
South Africa
Corporate Bonds & Notes	0	6,531	0	6,531
South Korea
Corporate Bonds & Notes	0	1,419	0	1,419
Spain
Corporate Bonds & Notes	0	398	0	398
Supranational
Corporate Bonds & Notes	0	2,397	0	2,397
Turkey
Corporate Bonds & Notes	0	3,502	0	3,502
Sovereign Issues	0	732	0	732
Ukraine
Corporate Bonds & Notes	0	198	0	198
Sovereign Issues	0	1,207	0	1,207
United Arab Emirates

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	1,806	0	1,806
United Kingdom
Corporate Bonds & Notes	0	3,146	217	3,363
United States
Asset-Backed Securities	0	1,014	0	1,014
Corporate Bonds & Notes	0	4,407	0	4,407
Non-Agency Mortgage-Backed Securities	0	896	0	896
U.S. Treasury Obligations	0	15,258	0	15,258
Virgin Islands (British)
Corporate Bonds & Notes	0	3,073	4	3,077
Short-Term Instruments
Repurchase Agreements	0	606	0	606
$1,640	$139,472	$1,731	$142,843
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,521	$0	$0	$14,521
Total Investments	$16,161	$139,472	$1,731	$157,364
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	270	0	270
$0	$274	$0	$274
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(5)	0	(29)
Over the counter	0	(58)	0	(58)
$(24)	$(63)	$0	$(87)
Total Financial Derivative Instruments	$(24)	$211	$0	$187
Totals	$16,137	$139,683	$1,731	$157,551

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,504	$0	$0	$0	$0	$4	$0	$0	$1,508	$4
Warrants	2	0	0	0	0	0	0	0	2	0
Luxembourg
Corporate Bonds & Notes	12	21	(30)	0	6	(9)	0	0	0	0
United Kingdom
Corporate Bonds & Notes	217	0	0	0	0	0	0	0	217	0
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	0	0	0	4	0
Totals	$1,739	$21	$(30)	$0	$6	$(5)	$0	$0	$1,731	$4
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$1,508	Proxy Pricing	Base Price	100.830	—
Warrants	2	Other Valuation Techniques(2)	—	—	—
United Kingdom
Corporate Bonds & Notes	217	Other Valuation Techniques(2)	—	—	—
Virgin Islands (British)
Corporate Bonds & Notes	4	Proxy Pricing	Base Price	5.704	—
Total	$1,731
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.2% ¤
ARGENTINA 1.8%
CORPORATE BONDS & NOTES 0.1%
Pan American Energy LLC 28.216% (BADLARPP) due 11/20/2020 ~	ARS	93,119	$840
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~		44,680	414
			1,254
SOVEREIGN ISSUES 1.7%
Argentina Government International Bond
4.625% due 01/11/2023 ^(c)		$2,300	971
7.125% due 07/06/2036 ^(c)		3,200	1,257
15.500% due 10/17/2026	ARS	210,060	766
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		195,401	1,685
30.022% (BADLARPP) due 10/04/2022 ~		58,125	716
Autonomous City of Buenos Aires Argentina
29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		241,031	2,256
32.304% (BADLARPP + 3.750%) due 02/22/2028 ~		400,757	2,811
32.995% due 03/29/2024 ~		214,841	1,779
Provincia de Buenos Aires 32.817% due 05/31/2022		305,596	2,443
			14,684
Total Argentina (Cost $33,962)			15,938
AUSTRALIA 0.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust 1.024% due 12/05/2059 •		$919	914
Total Australia (Cost $919)			914
BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Aircastle Ltd.
5.125% due 03/15/2021		$200	201
5.500% due 02/15/2022		300	303
Total Bermuda (Cost $512)			504
BRAZIL 8.6%
CORPORATE BONDS & NOTES 5.9%
Banco Bradesco S.A. 3.200% due 01/27/2025		$700	690
Banco Daycoval S.A. 4.250% due 12/13/2024		1,800	1,770
Banco do Brasil S.A.
4.750% due 03/20/2024		2,000	2,077
4.875% due 04/19/2023		4,300	4,477
Banco Votorantim S.A.
4.000% due 09/24/2022		7,600	7,705
4.500% due 09/24/2024		3,500	3,512
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		320	323
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		4,000	3,918
4.625% due 02/04/2030		3,200	3,062
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		1,100	997
Itau Unibanco Holding S.A. 4.500% due 11/21/2029 •(g)		11,100	10,541

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Rede D'or Finance SARL 4.500% due 01/22/2030		13,400	11,846
			50,918
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		22,700	22,820
Total Brazil (Cost $76,197)			73,738
CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.8%
Garanti Diversified Payment Rights Finance Co. 3.992% due 10/09/2021 «•		$7,100	7,059
CONVERTIBLE BONDS & NOTES 0.1%
China Evergrande Group 4.250% due 02/14/2023	HKD	6,000	731
CORPORATE BONDS & NOTES 0.1%
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$500	459
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		736	220
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		100	92
Sunac China Holdings Ltd. 8.350% due 04/19/2023		500	516
			1,287
Total Cayman Islands (Cost $9,361)			9,077
CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		$1,437	1,479
Total Chile (Cost $1,437)			1,479
CHINA 0.3%
CORPORATE BONDS & NOTES 0.3%
New Metro Global Ltd. 7.500% due 12/16/2021		$2,300	2,343
Total China (Cost $2,351)			2,343
COLOMBIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Empresas Publicas de Medellin ESP 8.375% due 11/08/2027	COP	38,987,000	10,985
SOVEREIGN ISSUES 0.0%
Bogota Distrito Capital 9.750% due 07/26/2028		60,000	18
Total Colombia (Cost $12,500)			11,003
DOMINICAN REPUBLIC 5.4%
SOVEREIGN ISSUES 5.4%
Dominican Republic International Bond
7.500% due 05/06/2021		$6,667	6,892
8.900% due 02/15/2023 «	DOP	454,400	7,499
9.750% due 06/05/2026 «		602,700	9,841
11.000% due 12/04/2026		906,100	15,677
12.000% due 03/05/2032		371,600	6,595

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Total Dominican Republic (Cost $55,800)			46,504
FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
mFinance France S.A. 2.000% due 11/26/2021	EUR	100	113
Pernod Ricard S.A. 5.750% due 04/07/2021		$150	156
Total France (Cost $264)			269
GERMANY 3.0%
CORPORATE BONDS & NOTES 3.0%
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,100	1,233
2.281% (US0003M + 0.970%) due 07/13/2020 ~		$24,200	24,205
Total Germany (Cost $25,437)			25,438
HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Huarong Finance Co. Ltd. 3.625% due 11/22/2021		$2,650	2,693
Total Hong Kong (Cost $2,686)			2,693
HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 3.000% due 08/21/2030	HUF	306,800	1,047
Total Hungary (Cost $1,105)			1,047
INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Muthoot Finance Ltd. 4.400% due 09/02/2023		$2,100	2,016
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		1,300	1,192
Total India (Cost $3,417)			3,208
INDONESIA 0.2%
SOVEREIGN ISSUES 0.2%
Perusahaan Penerbit SBSN Indonesia 3.400% due 03/29/2022		$2,000	2,063
Total Indonesia (Cost $1,980)			2,063
IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,150	2,172
4.500% due 05/15/2021		300	302
4.625% due 10/30/2020		500	502
5.000% due 10/01/2021		200	202
Total Ireland (Cost $3,160)			3,178
ISRAEL 0.0%
Total Israel (Cost $0)			0
JAPAN 1.5%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd. 1.014% (US0003M + 0.540%) due 08/04/2020 ~		$12,800	12,808

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Total Japan (Cost $12,801)			12,808
JERSEY, CHANNEL ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
ARTS Ltd. 2.093% due 09/15/2021 «•		$5,212	5,155
Total Jersey, Channel Islands (Cost $5,178)			5,155
KAZAKHSTAN 0.8%
CORPORATE BONDS & NOTES 0.8%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,125,750	7,262
Total Kazakhstan (Cost $9,504)			7,262
LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$1,526	458
Total Luxembourg (Cost $905)			458
MAURITIUS 0.8%
CORPORATE BONDS & NOTES 0.8%
Greenko Dutch BV 4.875% due 07/24/2022		$250	248
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		6,350	6,285
Total Mauritius (Cost $6,643)			6,533
MEXICO 0.4%
CORPORATE BONDS & NOTES 0.4%
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2049		$630	0
Petroleos Mexicanos 7.650% due 11/24/2021	MXN	81,640	3,397
Total Mexico (Cost $4,253)			3,397
MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond 5.625% due 05/01/2023		$2,948	2,959
Total Mongolia (Cost $2,981)			2,959
NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Prosus NV 3.680% due 01/21/2030		$1,600	1,679
Waha Aerospace BV 3.925% due 07/28/2020		26	26
Total Netherlands (Cost $1,626)			1,705
PERU 1.6%
SOVEREIGN ISSUES 1.6%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024	PEN	9,600	3,018
Peru Government International Bond
5.400% due 08/12/2034		9,200	2,739
6.150% due 08/12/2032		5,100	1,652
8.200% due 08/12/2026		17,000	6,205

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Total Peru (Cost $13,823)			13,614
QATAR 0.0%
Total Qatar (Cost $(61))			0
RUSSIA 0.7%
SOVEREIGN ISSUES 0.7%
Russia Government International Bond 7.650% due 04/10/2030	RUB	361,400	5,756
Total Russia (Cost $5,864)			5,756
SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
Medco Bell Pte Ltd. 6.375% due 01/30/2027		$6,200	5,320
Total Singapore (Cost $6,117)			5,320
SOUTH AFRICA 8.8%
CORPORATE BONDS & NOTES 0.9%
Eskom Holdings SOC Ltd. 5.750% due 01/26/2021		$7,670	7,330
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Eskom Holdings SOC Ltd. 4.663% (LIBOR03M + 2.900%) due 07/07/2021 «~		33,700	33,194
SOVEREIGN ISSUES 4.0%
South Africa Government International Bond
8.000% due 01/31/2030	ZAR	72,500	3,856
10.500% due 12/21/2026		455,500	29,980
			33,836
Total South Africa (Cost $80,608)			74,360
SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.8%
Banque Ouest Africaine de Developpement 5.500% due 05/06/2021		$7,042	7,223
Total Supranational (Cost $7,196)			7,223
UKRAINE 1.4%
SOVEREIGN ISSUES 1.4%
Ukraine Government International Bond
7.750% due 09/01/2020		$3,700	3,717
7.750% due 09/01/2021		1,100	1,137
7.750% due 09/01/2022		6,500	6,789
Total Ukraine (Cost $11,422)			11,643
UNITED KINGDOM 3.2%
CORPORATE BONDS & NOTES 0.6%
Afren PLC 15.000% due 04/25/2049 ^«(c)(h)		$13,145	1,479
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	88,300	3,341
			4,820
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	652
0.982% due 12/21/2049 •		14,052	17,249
1.682% due 12/21/2049 •		1,701	2,073
2.182% due 12/21/2049 •		850	1,033
2.682% due 12/21/2049 •		486	588

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

3.182% due 12/21/2049 •		486	580
			22,175
Total United Kingdom (Cost $41,281)			26,995
UNITED STATES 17.3%
ASSET-BACKED SECURITIES 8.0%
AFC Home Equity Loan Trust 0.965% due 02/25/2029 •		$116	111
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		390	347
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.235% due 12/25/2033 •		4,597	4,406
Asset-Backed Securities Corp. Home Equity Loan Trust 0.355% due 03/25/2036 •		239	238
Bear Stearns Asset-Backed Securities Trust 4.124% due 07/25/2036 ~		81	80
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •		104	83
0.635% due 03/25/2037 •		1,270	1,195
Countrywide Asset-Backed Certificates 0.375% due 11/25/2037 •		2,034	1,896
Countrywide Asset-Backed Certificates Trust 0.335% due 03/25/2047 ^•		283	276
Crecera Americas LLC 0.000% due 07/31/2022 «•	COP	34,000,000	8,583
Credit Suisse Mortgage Capital Trust 1.085% due 10/25/2036 •		$9,747	9,630
Credit-Based Asset Servicing & Securitization LLC 0.305% due 07/25/2037 •		33	25
FBR Securitization Trust 0.890% due 11/25/2035 •		13,758	12,845
Fremont Home Loan Trust
0.335% due 10/25/2036 •		3,505	1,791
0.425% due 08/25/2036 •		2,716	1,096
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •		28	15
GSAMP Trust 0.255% due 12/25/2036 •		100	55
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •		40	15
JPMorgan Mortgage Acquisition Corp. 0.525% due 02/25/2036 ^•		800	780
MASTR Asset-Backed Securities Trust 0.235% due 01/25/2037 •		191	64
Morgan Stanley ABS Capital, Inc. Trust 0.950% due 01/25/2035 •		185	172
Morgan Stanley Mortgage Loan Trust
0.415% due 02/25/2037 •		234	97
5.988% due 11/25/2036 ^þ		1,195	461
RAAC Trust 0.885% due 02/25/2046 •		7,782	7,562
Residential Asset Securities Corp. Trust 0.825% due 08/25/2035 •		318	306
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•		274	84
0.265% due 11/25/2036 ^•		161	59
Soundview Home Loan Trust
0.335% due 03/25/2037 •		836	785
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		858	866
Structured Asset Securities Corp. Mortgage Loan Trust 0.340% due 09/25/2036 •		19,613	14,804
			68,727
CORPORATE BONDS & NOTES 1.8%
Aviation Capital Group LLC
2.875% due 01/20/2022		500	478
3.875% due 05/01/2023		200	190
Ford Motor Credit Co. LLC
1.636% (US0003M + 1.080%) due 08/03/2022 ~		400	365
2.183% (US0003M + 0.810%) due 04/05/2021 ~		200	192
3.937% (US0003M + 2.550%) due 01/07/2021 ~		3,400	3,350
General Motors Financial Co., Inc. 2.363% (US0003M + 0.990%) due 01/05/2023 ~		100	96
International Lease Finance Corp.
4.625% due 04/15/2021		200	202
8.250% due 12/15/2020		600	614
Kraft Heinz Foods Co. 2.800% due 07/02/2020		13	13

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Navient Corp. 5.875% due 03/25/2021		100	99
Nissan Motor Acceptance Corp.
2.201% (US0003M + 0.890%) due 01/13/2022 ~		5,700	5,480
2.550% due 03/08/2021		100	99
2.650% due 07/13/2022		100	99
Sprint Communications, Inc. 7.000% due 08/15/2020		100	101
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		3,800	3,800
			15,178
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		4,100	4,087
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Mortgage Trust 3.095% due 07/25/2034 ~		74	71
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ		9,660	9,726
3.258% due 04/25/2066 ~		338	341
CitiMortgage Alternative Loan Trust 0.835% due 10/25/2036 •		1,364	1,066
Countrywide Alternative Loan Trust
0.465% due 12/25/2035 •		49	46
0.535% due 05/25/2036 ^•		1,609	685
3.377% due 10/25/2035 ^~		21	18
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2046 •		429	167
3.453% due 02/20/2036 ^~		66	57
4.119% due 04/20/2035 ~		152	146
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~		1,363	1,414
3.135% due 12/26/2059 ~		981	1,015
3.322% due 10/25/2058 ~		4,485	4,595
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •		224	181
HarborView Mortgage Loan Trust 3.504% due 10/19/2035 •		338	259
Impac CMB Trust 5.730% due 01/25/2033 þ		1,397	1,464
IndyMac Mortgage Loan Trust 0.825% due 07/25/2045 •		273	239
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,814	3,849
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		551	577
Mortgage Equity Conversion Asset Trust 0.680% due 05/25/2042 •		1,302	1,232
New York Mortgage Trust 0.725% due 04/25/2035 •		2,895	2,756
Structured Asset Mortgage Investments Trust
0.485% due 02/25/2037 •		1,454	1,263
0.594% due 04/19/2035 •		714	690
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		238	241
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 05/25/2034 •		258	218
3.598% due 03/25/2037 ~		107	103
			32,419
SOVEREIGN ISSUES 3.2%
Republic of Colombia 1.000% due 05/04/2022 (a)	COP	96,000,000	27,254
U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
2.891% due 06/01/2043 - 07/01/2044 •		$126	126
3.380% due 11/01/2035 •		16	16
3.413% due 09/01/2035 •		50	51
4.037% due 11/01/2035 •		15	15
Freddie Mac
0.325% due 09/25/2031 •		79	79

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

4.177% due 08/01/2035 •	4	4
		291
Total United States (Cost $153,612)		147,956
VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	$3,947	3,961
Total Virgin Islands (British) (Cost $3,953)		3,961
SHORT-TERM INSTRUMENTS 45.4%
REPURCHASE AGREEMENTS (i) 25.7%		220,082
U.S. TREASURY BILLS 13.1%
0.146% due 07/23/2020 - 10/01/2020 (d)(e)(k)(m)	$112,105	112,083
U.S. TREASURY CASH MANAGEMENT BILLS 6.6%
0.155% due 09/08/2020 (e)(f)(m)	$56,800	56,787
Total Short-Term Instruments (Cost $388,945)		388,952
Total Investments in Securities (Cost $987,739)		925,453
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio	33,615	335
PIMCO Short-Term Floating NAV Portfolio III	11,784	116
Total Short-Term Instruments (Cost $442)		451
Total Investments in Affiliates (Cost $442)		451
Total Investments 108.3% (Cost $988,181)		$925,904
Financial Derivative Instruments (j)(l) 1.1%(Cost or Premiums, net $(6,881))		9,540
Other Assets and Liabilities, net (9.4)%		(80,271)
Net Assets 100.0%		$855,173

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2049	04/30/2015	$12,993	$1,479	0.17%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.120%	07/01/2020	07/02/2020	$84,400	U.S. Treasury Bonds 4.375% due 05/15/2040	$(86,159)	$84,400	$84,400
BPS	0.130	06/30/2020	07/01/2020	29,300	Ginnie Mae 4.000% due 02/20/2049	(30,180)	29,300	29,300
FICC	0.000	06/30/2020	07/01/2020	982	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(1,002)	982	982
JPS	0.120	06/30/2020	07/01/2020	94,500	U.S. Treasury Bonds 3.000% due 11/15/2044	(96,142)	94,500	94,501
RDR	0.120	06/30/2020	07/01/2020	10,900	U.S. Treasury Notes 1.500% due 08/15/2026	(11,123)	10,900	10,900
Total Repurchase Agreements	$(224,606)	$220,082	$220,083
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.3)%
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	6.000%	07/01/2050	$2,000	$(2,264)	$(2,226)
Total Short Sales (0.3)%	$(2,264)	$(2,226)
(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	1	$218	$1	$0	$(1)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	162	$(22,546)	$(47)	$25	$0
Total Futures Contracts	$(46)	$25	$(1)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.877%	$600	$(17)	$18	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	100	(5)	3	(2)	1	0
$(22)	$21	$(1)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$16,089	$2,373	$(1,799)	$574	$0	$(26)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.780%	Maturity	07/01/2020	BRL	152,800	$0	$315	$315	$0	$0
Receive	1-Year BRL-CDI	6.320	Maturity	07/01/2020	75,000	(10)	(215)	(225)	0	0
Receive	1-Year BRL-CDI	4.500	Maturity	01/04/2021	820,800	77	(2,372)	(2,295)	3	0
Pay	1-Year BRL-CDI	5.000	Maturity	01/04/2021	854,700	1,224	1,983	3,207	0	(5)
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021	140,000	0	(1,159)	(1,159)	2	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021	205,500	20	1,765	1,785	0	(3)
Receive	1-Year BRL-CDI	7.425	Maturity	07/01/2021	66,000	0	(880)	(880)	2	0
Receive	1-Year BRL-CDI	3.990	Maturity	01/03/2022	88,500	(239)	(37)	(276)	0	(7)
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022	308,600	(79)	(902)	(981)	0	(25)
Pay	1-Year BRL-CDI	4.500	Maturity	01/03/2022	208,100	14	958	972	15	0
Receive	1-Year BRL-CDI	7.450	Maturity	01/03/2022	200	(1)	(2)	(3)	0	0
Receive	1-Year BRL-CDI	5.000	Maturity	01/02/2023	57,800	61	(354)	(293)	0	(12)
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023	190,700	(1)	1,133	1,132	39	0
Pay	1-Year BRL-CDI	5.440	Maturity	01/02/2023	65,200	(115)	600	485	13	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023	4,700	0	41	41	1	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023	17,500	106	63	169	3	0
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023	36,400	300	194	494	6	0
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025	27,700	0	63	63	15	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025	30,300	0	134	134	16	0
Pay	1-Year BRL-CDI	6.810	Maturity	01/02/2025	9,800	3	102	105	5	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025	4,700	1	72	73	2	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027	34,200	(1)	(22)	(23)	33	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027	24,100	0	(9)	(9)	0	(23)
Receive	1-Year BRL-CDI	6.450	Maturity	01/04/2027	46,100	0	(85)	(85)	0	(42)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027	28,200	(123)	30	(93)	0	(25)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027	36,300	0	(92)	(92)	0	(33)
Receive	1-Year BRL-CDI	6.950	Maturity	01/04/2027	30,700	(274)	53	(221)	0	(26)
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027	15,900	(214)	(121)	(335)	0	(10)
Pay	1-Year BRL-CDI	8.910	Maturity	01/04/2027	8,600	114	87	201	5	0
Receive	1-Year BRL-CDI	9.600	Maturity	01/04/2027	2,700	0	(85)	(85)	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	4.340	Quarterly	10/23/2021	COP	44,400,000	0	(368)	(368)	1	0
Pay	3-Month COP-IBR Compounded-OIS	2.380	Quarterly	05/04/2022		100,000,000	0	76	76	7	0
Pay	3-Month COP-IBR Compounded-OIS	2.390	Quarterly	05/04/2022		297,200,000	0	241	241	19	0
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		54,957,300	0	(614)	(614)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	10/10/2022		16,725,500	0	(209)	(209)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	4.495	Quarterly	10/10/2024		10,487,900	0	179	179	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	4.780	Quarterly	09/30/2026		50,000,000	0	(1,002)	(1,002)	0	(71)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$85,500	185	(1,811)	(1,626)	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		278,100	(6,146)	(3,337)	(9,483)	0	(28)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		70,000	786	(1,871)	(1,085)	0	(9)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2022		48,100	(1,270)	(1,474)	(2,744)	0	(11)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		7,030	(62)	(320)	(382)	2	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		21,600	(1,241)	(904)	(2,145)	5	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		20,200	758	177	935	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	118	(405)	(287)	3	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		13,270	416	387	803	0	(27)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	12/13/2022	ZAR	112,300	0	(425)	(425)	0	(1)
Receive	3-Month ZAR-JIBAR	6.665	Quarterly	01/09/2023		390,300	0	(1,520)	(1,520)	0	(3)
Pay	3-Month ZAR-JIBAR	6.410	Quarterly	02/11/2023		517,100	0	1,862	1,862	0	(2)
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		518,900	0	(2,165)	(2,165)	42	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	109	109	0	(1)
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		44,200	0	(110)	(110)	1	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		44,100	0	(116)	(116)	1	0
Receive	6-Month CLP-CHILIBOR	1.870	Semi-Annual	01/14/2022	CLP	12,177,600	0	(389)	(389)	4	0
Receive	6-Month CLP-CHILIBOR	1.875	Semi-Annual	01/14/2022		12,972,800	0	(416)	(416)	4	0
Receive	6-Month CLP-CHILIBOR	1.755	Semi-Annual	10/16/2022		17,968,600	0	(647)	(647)	9	0
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	03/01/2023		6,330,000	10	(272)	(262)	4	0
Receive	6-Month CLP-CHILIBOR	1.995	Semi-Annual	03/01/2023		10,770,700	0	(529)	(529)	6	0
Receive	6-Month CLP-CHILIBOR	2.110	Semi-Annual	03/01/2023		2,440,000	0	(118)	(118)	1	0
Receive	6-Month CLP-CHILIBOR	2.120	Semi-Annual	03/01/2023		3,040,000	0	(148)	(148)	2	0
Pay	6-Month CLP-CHILIBOR	1.190	Semi-Annual	03/19/2023		13,055,000	0	233	233	0	(5)
Pay	6-Month CLP-CHILIBOR	0.975	Semi-Annual	04/03/2023		13,810,000	0	146	146	0	(4)
Receive	6-Month CLP-CHILIBOR	2.020	Semi-Annual	08/30/2023		925,200	0	(47)	(47)	1	0
Receive	6-Month CLP-CHILIBOR	1.340	Semi-Annual	05/05/2024		6,866,900	0	(153)	(153)	4	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		4,445,000	0	(394)	(394)	3	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		4,510,000	0	(401)	(401)	3	0
Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		3,563,000	0	(326)	(326)	2	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		3,650,000	0	(337)	(337)	2	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		3,688,000	0	369	369	0	(3)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		10,456,600	0	936	936	0	(8)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		6,415,000	0	487	487	0	(6)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		278,000	0	21	21	0	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		8,297,500	0	(404)	(404)	7	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		4,148,700	0	(203)	(203)	3	0
Pay	6-Month CLP-CHILIBOR	2.545	Semi-Annual	02/05/2026		2,566,000	0	218	218	0	(3)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		9,271,000	0	(904)	(904)	7	0
Pay	6-Month CLP-CHILIBOR	2.020	Semi-Annual	04/30/2026		11,700,000	0	534	534	0	(9)
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		11,151,100	0	452	452	0	(9)
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	(844)	(844)	8	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	106	106	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030	8,000,000	0	292	292	0	(8)
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2022	EUR	55,000	(6)	128	122	0	(17)
Receive	6-Month JPY-LIBOR	0.100	Semi-Annual	09/20/2020	JPY	36,560,000	(252)	6	(246)	0	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030	PLN	5,400	0	(18)	(18)	0	(4)
Receive	28-Day MXN-TIIE	6.240	Lunar	02/01/2021	MXN	484,200	1,039	(1,237)	(198)	0	(2)
Pay	28-Day MXN-TIIE	5.700	Lunar	12/09/2021	1,260,700	0	1,006	1,006	32	0
Pay	28-Day MXN-TIIE	6.510	Lunar	12/09/2021	623,500	0	813	813	16	0
Pay	28-Day MXN-TIIE	6.535	Lunar	12/09/2021	438,600	0	579	579	12	0
Receive	28-Day MXN-TIIE	6.545	Lunar	12/09/2021	2,250,400	0	(2,983)	(2,983)	0	(60)
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025	217,100	(1)	719	718	16	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025	90,100	10	294	304	7	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025	253,700	(104)	(769)	(873)	0	(19)
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025	183,700	0	594	594	14	0
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025	22,000	0	67	67	2	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025	116,000	0	(454)	(454)	0	(9)
Pay	28-Day MXN-TIIE	6.830	Lunar	12/27/2029	94,400	(8)	400	392	15	0
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030	121,200	0	(416)	(416)	0	(20)
$(4,905)	$(16,371)	$(21,276)	$425	$(574)
Total Swap Agreements	$(2,554)	$(18,149)	$(20,703)	$426	$(600)
(k)	Securities with an aggregate market value of $2,450 and cash of $4,547 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	BRL	32,329	$6,081	$136	$0
07/2020	HUF	1,236,815	3,762	0	(162)
07/2020	PEN	2,256	643	6	0
07/2020	$5,904	BRL	32,329	41	0
07/2020	50,054	HUF	15,309,929	0	(1,483)
07/2020	1,501	RUB	116,632	135	0
07/2020	17,571	TRY	119,970	5	(124)
07/2020	2,240	ZAR	38,594	16	(33)
07/2020	ZAR	120,123	$6,391	0	(527)
08/2020	NZD	2,231	1,332	0	(108)
08/2020	$22,533	CZK	534,631	10	0
09/2020	CNH	330,367	$46,112	0	(427)
09/2020	NGN	213,530	515	0	(17)
09/2020	$6,631	ILS	22,740	0	(53)
09/2020	85,281	TWD	2,518,343	1,248	0
BPS	07/2020	BRL	40,745	$7,846	353	0
07/2020	CLP	2,704,262	3,336	42	0
07/2020	COP	5,096,265	1,361	7	0
07/2020	HUF	816,138	2,531	0	(59)
07/2020	JPY	986,800	9,203	64	0
07/2020	$7,441	BRL	40,745	52	0
07/2020	4,589	EUR	4,082	1	(4)
07/2020	1,648	RUB	116,257	0	(17)
07/2020	4,782	TRY	32,861	0	(9)
07/2020	3,386	ZAR	59,939	66	0
07/2020	ZAR	32,700	$1,703	0	(180)
08/2020	TRY	32,904	3,493	0	(1,238)
08/2020	$21,246	CZK	499,115	0	(201)
08/2020	9,206	JPY	986,800	0	(64)
08/2020	5,292	RUB	371,061	0	(105)
09/2020	IDR	39,317,218	$2,715	47	0
09/2020	MYR	70,760	16,481	28	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

	09/2020	TWD	382,837		12,918	0	(236)
	09/2020		$72,400	MYR	310,163	0	(285)
	09/2020		24,101	PHP	1,235,614	637	0
BRC	07/2020	CLP	936,676		$1,148	7	0
	07/2020	MXN	400,976		17,721	327	0
	07/2020	RUB	1,001,010		14,295	276	0
	07/2020		$180	ZAR	3,007	0	(7)
	07/2020	ZAR	16,875		$969	0	(2)
	08/2020	RON	23,175		5,312	0	(56)
	09/2020	CNY	131,246		18,449	0	(45)
	09/2020	IDR	117,273,420		8,100	142	0
	09/2020	ILS	9,253		2,687	11	0
	09/2020	INR	1,226,195		15,918	0	(185)
	09/2020	MYR	50,438		11,735	5	0
	09/2020	PHP	174,408		3,460	0	(32)
BSH	07/2020		$12,995	CLP	10,036,439	0	(771)
	10/2020	BRL	229,000		$50,536	8,584	0
	10/2020		$43,877	BRL	229,000	0	(1,925)
	01/2021	BRL	133,021		$31,822	7,528	0
	01/2021		$32,818	BRL	133,021	0	(8,524)
CBK	07/2020	BRL	85,000		$15,522	0	(108)
	07/2020	CAD	767		560	0	(5)
	07/2020	COP	41,100,500		11,424	502	0
	07/2020	HUF	1,570,826		4,956	39	(67)
	07/2020	MXN	550,066		23,911	0	(6)
	07/2020	PEN	504,208		146,844	4,491	0
	07/2020		$15,900	BRL	85,000	0	(269)
	07/2020		109	CLP	86,299	0	(4)
	07/2020		2,512	COP	9,043,351	0	(109)
	07/2020		68	DKK	448	0	0
	07/2020		6,017	EUR	5,310	0	(51)
	07/2020		18,923	HUF	6,096,212	419	(2)
	07/2020		112,585	PEN	396,525	0	(632)
	07/2020		58	TRY	400	0	0
	07/2020		4,400	ZAR	78,267	173	(66)
	07/2020	ZAR	43,422		$2,330	0	(171)
	08/2020	PEN	415,829		118,067	767	0
	08/2020	RON	11,184		2,475	0	(115)
	08/2020	SEK	65		7	0	0
	08/2020		$624	RUB	42,939	0	(24)
	09/2020	IDR	82,902,236		$5,462	0	(164)
	09/2020	THB	230,707		7,240	0	(224)
	09/2020		$7,785	ILS	27,103	55	0
	09/2020		1,810	INR	138,731	12	0
	09/2020		135,946	KRW	167,485,231	3,732	0
	09/2020		21,136	MXN	468,987	0	(936)
	09/2020		129,333	PEN	441,096	0	(4,971)
	10/2020	DKK	448		$68	0	0
	10/2020		$23,628	MXN	550,066	7	0
	12/2020		1,793	EGP	30,271	4	0
	05/2021		909	ARS	85,455	0	(99)
DUB	07/2020	BRL	153,945		$29,051	767	(24)
	07/2020		$28,929	BRL	153,945	0	(621)
	08/2020	TRY	31,153		$3,235	0	(1,243)
	08/2020		$25,531	BRL	134,819	0	(780)
	09/2020	TWD	367,861		$12,543	0	(96)
FBF	08/2020	TRY	26,913		2,857	0	(1,013)
	09/2020		$6,205	HKD	48,139	4	0
GLM	07/2020	BRL	38,266		$7,279	242	0
	07/2020	CLP	2,795,726		3,484	79	0
	07/2020	COP	7,663,402		2,036	0	(1)
	07/2020	DKK	1,810		266	0	(7)
	07/2020	GBP	18,988		23,421	0	(108)
	07/2020		$6,988	BRL	38,266	49	0
	07/2020		15,760	MXN	392,806	1,280	0
	07/2020		17,946	PEN	61,998	0	(442)
	07/2020		29,573	RUB	2,240,575	1,847	0
	07/2020		4,449	TRY	30,527	0	(15)
	07/2020	ZAR	20,604		$1,101	0	(86)
	08/2020	RON	5,525		1,276	0	(4)
	08/2020		$538	RUB	37,292	0	(17)
	09/2020	DOP	2,377,165		$40,208	0	(37)
	09/2020	KRW	22,919,375		18,887	0	(227)
	09/2020	MYR	27,705		6,281	0	(162)
	09/2020		$6,282	NGN	2,412,175	0	(234)
	09/2020		4,277	SGD	6,086	91	0
	12/2020		34,039	MXN	752,597	0	(1,935)
HUS	07/2020	COP	10,666,808		$2,846	11	0
	07/2020	HUF	3,483,620		10,699	0	(353)
	07/2020		$63	HUF	20,610	3	0
	07/2020		28,738	MXN	719,222	2,534	0
	07/2020		4,968	RUB	348,100	0	(92)
	07/2020	ZAR	69,681		$3,824	0	(189)
	08/2020	GBP	18,988		23,286	0	(248)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

	08/2020		$9,111	RON	40,867	353	0
	09/2020	CNY	258,961		$36,161	0	(329)
	09/2020	KRW	34,838,865		28,298	0	(757)
	09/2020	NGN	3,429,900		8,880	337	0
	09/2020	SGD	15,393		10,879	0	(169)
	09/2020		$182,494	CNY	1,307,936	1,807	0
	09/2020		9,351	NGN	3,630,307	0	(299)
	09/2020		26,512	PLN	104,131	0	(186)
	09/2020		69,671	THB	2,232,250	2,543	0
	02/2021	HKD	61,733		$7,933	0	(17)
IND	07/2020	HUF	5,381,688		15,891	0	(1,182)
	08/2020	RON	11,227		2,537	0	(64)
	09/2020	HKD	7,030		905	0	(1)
	09/2020	PLN	42,287		10,669	0	(22)
	09/2020	SGD	7,734		5,548	0	(3)
JPM	07/2020	BRL	14,287		2,666	39	0
	07/2020	HUF	1,319,075		4,140	0	(45)
	07/2020	RUB	368,780		5,279	114	0
	07/2020	TRY	81,212		11,765	0	(62)
	07/2020		$2,626	BRL	14,287	12	(12)
	07/2020		31	DKK	207	0	0
	07/2020		4,607	HUF	1,423,004	11	(104)
	07/2020		17,463	TRY	118,921	0	(146)
	07/2020	ZAR	99,659		$5,486	0	(254)
	08/2020	CZK	68,281		2,881	2	0
	08/2020		$16,397	RON	73,973	734	0
	08/2020		9,998	RUB	698,200	0	(239)
	09/2020	NGN	4,517,706		$11,739	439	0
	09/2020	PHP	315,662		6,198	0	(122)
	09/2020	PLN	16,603		4,225	28	0
	09/2020	TWD	278,708		9,419	0	(157)
	09/2020		$1,835	IDR	26,484,555	0	(38)
	09/2020		2,232	NGN	859,416	0	(92)
	10/2020	DKK	207		$31	0	0
	12/2020	EGP	30,271		1,796	0	(1)
	03/2021		3,254		188	0	(1)
MYI	07/2020	HUF	5,202,593		15,392	0	(1,114)
	07/2020		$102	DKK	678	0	0
	07/2020		235	JPY	25,112	0	(2)
	07/2020		1,113	ZAR	19,384	3	0
	07/2020	ZAR	96,236		$5,598	56	0
	08/2020	JPY	25,112		235	2	0
	09/2020	PLN	15,978		4,033	1	(7)
	09/2020		$51,440	IDR	780,091,582	1,495	0
	09/2020		33,842	PLN	133,157	0	(178)
	10/2020	DKK	911		$138	0	0
	03/2021		$189	EGP	3,254	0	0
RYL	09/2020	SGD	15,396		$10,846	0	(204)
	09/2020	THB	663,411		21,171	0	(290)
SCX	07/2020	BRL	17,000		3,104	0	(22)
	07/2020	EUR	10,423		11,601	0	(109)
	07/2020	PEN	4,896		1,388	6	0
	07/2020		$3,175	BRL	17,000	0	(49)
	07/2020		6,696	CLP	5,219,753	0	(339)
	07/2020		1,388	PEN	4,896	0	(6)
	07/2020		4,400	TRY	30,525	31	0
	07/2020		206	ZAR	3,835	15	0
	07/2020	ZAR	77,976		$4,422	19	(88)
	08/2020	AUD	12,477		8,588	0	(24)
	08/2020		$1,372	NZD	2,253	81	0
	09/2020	KRW	9,031,555		$7,478	0	(54)
	09/2020		$111,525	INR	8,550,206	762	0
	09/2020		3,517	NGN	1,353,262	0	(147)
SOG	07/2020	HUF	2,844,669		$8,389	0	(635)
	07/2020		$37	DKK	244	0	0
	07/2020	ZAR	18,358		$989	0	(68)
	09/2020	IDR	81,957,338		5,437	0	(124)
	09/2020	INR	870,162		11,349	0	(78)
	10/2020	DKK	244		37	0	0
SSB	07/2020	COP	2,211,695		589	1	0
	07/2020	HUF	5,441,055		16,029	0	(1,232)
	07/2020		$38,566	HUF	12,069,853	183	(457)
	08/2020	CZK	184,363		$7,789	15	0
	09/2020	INR	927,595		12,055	0	(127)
	09/2020	SGD	21,138		15,187	16	0
	09/2020		$1,970	HKD	15,294	2	0
	09/2020		100,819	SGD	142,686	1,590	0
TOR	07/2020	JPY	78,900		$733	2	0
	07/2020		$152	JPY	16,258	0	(1)
	08/2020	JPY	16,258		$152	1	0
	09/2020	INR	444,963		5,779	0	(65)
UAG	07/2020	MXN	330,142		14,482	149	(5)
	07/2020	TRY	3,548		515	0	(2)
	07/2020		$9,582	JPY	1,024,330	0	(95)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	7,333	MXN	169,156	5	0
07/2020	4,939	RUB	361,186	155	(36)
08/2020	JPY	37,530	$351	4	0
08/2020	$12,803	RUB	907,099	0	(124)
09/2020	ILS	3,472	$1,009	5	0
Total Forward Foreign Currency Contracts	$47,900	$(42,820)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500%	01/20/2021	3,700	$(3)	$(4)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	16,100	$(1,340)	$(5)
DUB	Call - OTC USD versus TRY	13.000	08/27/2020	15,800	(1,401)	(5)
FBF	Call - OTC USD versus TRY	13.000	08/26/2020	16,100	(1,245)	(5)
$(3,986)	$(15)
Total Written Options	$(3,989)	$(19)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2024	2.401%	$700	$11	$31	$42	$0
HUS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	22,700	353	996	1,349	0
JPM	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	29,900	557	1,220	1,777	0
$921	$2,247	$3,168	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	South Africa Government International Bond	1.000%	Quarterly	12/20/2020	1.373%	$4,700	$21	$(28)	$0	$(7)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	3.087	8,500	(725)	469	0	(256)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	600	(3)	9	6	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.158	7,000	19	(4)	15	0
Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	1,300	(13)	(30)	0	(43)
HUS	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	4,600	7	(14)	0	(7)
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	1,500	(15)	(35)	0	(50)
Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	6,700	(525)	370	0	(155)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	14,900	(30)	(58)	0	(88)
UAG	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	7,900	(34)	110	76	0
$(1,298)	$789	$97	$(606)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$4,918	$4,925	$0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month ILS-TELBOR	0.800%	Annual	04/24/2028	ILS	64,100	$0	$(548)	$0	$(548)
BPS	Pay	3-Month ILS-TELBOR	1.278	Annual	08/01/2029		57,100	0	1,293	1,293	0
CBK	Pay	3-Month CNY-CNREPOFIX	1.885	Quarterly	06/17/2025	CNY	95,700	0	(289)	0	(289)
	Receive	3-Month COP-IBR Compounded-OIS	4.150	Quarterly	05/04/2022	COP	394,800,600	32	(3,930)	0	(3,898)
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	287	287	0
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	01/25/2023	COP	1,597,400	0	31	31	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	67	67	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.920	Quarterly	01/15/2025	CNY	24,900	0	102	102	0
								$32	$(2,987)	$1,780	$(4,735)
Total Swap Agreements								$(338)	$4,967	$9,970	$(5,341)
(m)

Securities with an aggregate market value of $11,049 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,254	$0	$1,254
Sovereign Issues	0	14,684	0	14,684
Australia
Non-Agency Mortgage-Backed Securities	0	914	0	914
Bermuda
Corporate Bonds & Notes	0	504	0	504
Brazil
Corporate Bonds & Notes	0	50,918	0	50,918
Loan Participations and Assignments	0	0	22,820	22,820
Cayman Islands
Asset-Backed Securities	0	0	7,059	7,059
Convertible Bonds & Notes	0	731	0	731
Corporate Bonds & Notes	0	1,287	0	1,287
Chile
Corporate Bonds & Notes	0	1,479	0	1,479
China
Corporate Bonds & Notes	0	2,343	0	2,343
Colombia
Corporate Bonds & Notes	0	10,985	0	10,985
Sovereign Issues	0	18	0	18
Dominican Republic
Sovereign Issues	0	29,164	17,340	46,504
France
Corporate Bonds & Notes	0	269	0	269
Germany
Corporate Bonds & Notes	0	25,438	0	25,438
Hong Kong
Corporate Bonds & Notes	0	2,693	0	2,693
Hungary
Sovereign Issues	0	1,047	0	1,047
India
Corporate Bonds & Notes	0	3,208	0	3,208
Indonesia
Sovereign Issues	0	2,063	0	2,063
Ireland
Corporate Bonds & Notes	0	3,178	0	3,178
Japan
Corporate Bonds & Notes	0	12,808	0	12,808
Jersey, Channel Islands
Asset-Backed Securities	0	0	5,155	5,155
Kazakhstan
Corporate Bonds & Notes	0	7,262	0	7,262
Luxembourg
Corporate Bonds & Notes	0	458	0	458
Mauritius
Corporate Bonds & Notes	0	6,533	0	6,533
Mexico
Corporate Bonds & Notes	0	3,397	0	3,397
Mongolia
Sovereign Issues	0	2,959	0	2,959
Netherlands
Corporate Bonds & Notes	0	1,705	0	1,705
Peru
Sovereign Issues	0	13,614	0	13,614
Russia
Sovereign Issues	0	5,756	0	5,756
Singapore
Corporate Bonds & Notes	0	5,320	0	5,320
South Africa
Corporate Bonds & Notes	0	7,330	0	7,330
Loan Participations and Assignments	0	0	33,194	33,194
Sovereign Issues	0	33,836	0	33,836
Supranational
Corporate Bonds & Notes	0	7,223	0	7,223
Ukraine
Sovereign Issues	0	11,643	0	11,643
United Kingdom
Corporate Bonds & Notes	0	3,341	1,479	4,820
Non-Agency Mortgage-Backed Securities	0	22,175	0	22,175
United States
Asset-Backed Securities	0	60,144	8,583	68,727
Corporate Bonds & Notes	0	15,178	0	15,178
Loan Participations and Assignments	0	4,087	0	4,087
Non-Agency Mortgage-Backed Securities	0	32,419	0	32,419
Sovereign Issues	0	27,254	0	27,254
U.S. Government Agencies	0	291	0	291
Virgin Islands (British)
Corporate Bonds & Notes	0	3,961	0	3,961
Short-Term Instruments
Repurchase Agreements	0	220,082	0	220,082
U.S. Treasury Bills	0	112,083	0	112,083
U.S. Treasury Cash Management Bills	0	56,787	0	56,787

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

	$0	$829,823	$95,630	$925,453
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$451	$0	$0	$451
Total Investments	$451	$829,823	$95,630	$925,904
Short Sales, at Value - Liabilities

United States

U.S. Government Agencies					$0		$(2,226)	$0	$(2,226)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					25		426	0	451
Over the counter					0		57,870	0	57,870
					$25		$58,296	$0	$58,321
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(1)		(600)	0	(601)
Over the counter					0		(48,180)	0	(48,180)
					$(1)		$(48,780)	$0	$(48,781)
Total Financial Derivative Instruments					$24		$9,516	$0	$9,540
Totals					$475		$837,113	$95,630	$933,218

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$1,050	$37	$0	$8	$0	$(226)	$0	$(869)	$0	$0
Brazil
Loan Participations and Assignments	22,755	0	0	0	0	65	0	0	22,820	65
Canada
Cayman Islands
Asset-Backed Securities	8,252	0	(1,183)	5	2	(17)	0	0	7,059	(20)
Dominican Republic
Sovereign Issues	0	0	0	0	0	0	17,340	0	17,340	0
Jersey, Channel Islands
Asset-Backed Securities	6,181	0	(1,042)	7	11	(2)	0	0	5,155	(2)
Luxembourg
Corporate Bonds & Notes	5	9	(13)	0	3	(4)	0	0	0	0
Mexico
Corporate Bonds & Notes	0	0	(630)	0	546	84	0	0	0	0
Qatar
Loan Participations and Assignments	27,582	0	(27,530)	20	(33)	(39)	0	0	0	0
South Africa
Loan Participations and Assignments	33,977	0	0	(40)	0	(743)	0	0	33,194	(743)
United Kingdom
Corporate Bonds & Notes	1,479	0	0	0	0	0	0	0	1,479	0
United States
Asset-Backed Securities	8,304	0	0	0	0	279	0	0	8,583	279
Short-Term Instruments
Argentina Treasury Bills	1,173	0	(927)	1	(393)	146	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2020 (Unaudited)

Totals	$110,758	$46	$(31,325)	$1	$(136)	$(457)	$17,340	$(869)	$95,630	$(421)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$22,820	Proxy Pricing	Base Price	100.830	—
Cayman Islands
Asset-Backed Securities	7,059	Indicative Market Quotation	Broker Quote	99.420	—
Dominican Republic
Sovereign Issues	17,340	Indicative Market Quotation	Broker Quote	95.475 – 96.506	95.921
Jersey, Channel Islands
Asset-Backed Securities	5,155	Other Valuation Techniques(2)	—	—	—
South Africa
Loan Participations and Assignments	33,194	Third Party Vendor	Broker Quote	98.500	—
United Kingdom
Corporate Bonds & Notes	1,479	Other Valuation Techniques(2)	—	—	—
United States
Asset-Backed Securities	8,583	Proxy Pricing	Base Price	95.187	—
Total	$95,630
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.2% ¤
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Huarong Finance Co. Ltd. 3.625% due 11/22/2021	$200	$204
Total Hong Kong (Cost $202)		204
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		438
Total Short-Term Instruments (Cost $438)		438
Total Investments in Securities (Cost $640)		642
	SHARES
INVESTMENTS IN AFFILIATES 99.9%
UNITED STATES 95.0%
MUTUAL FUNDS (a) 95.0%
PIMCO Emerging Markets Bond Fund	8,355,484	85,059
PIMCO Emerging Markets Corporate Bond Fund	7,206,110	75,592
PIMCO Emerging Markets Local Currency and Bond Fund	24,153,573	153,616
Total United States (Cost $308,041)		314,267
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,630,871	16,079
Total Short-Term Instruments (Cost $16,050)		16,079
Total Investments in Affiliates (Cost $324,091)		330,346
Total Investments 100.1% (Cost $324,731)		$330,988
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $(1))		2
Other Assets and Liabilities, net (0.1)%		(361)
Net Assets 100.0%		$330,629

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$438	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(447)	$438	$438
Total Repurchase Agreements	$(447)	$438	$438
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.392%	$600	$(1)	$3	$2	$0
Total Swap Agreements	$(1)	$3	$2	$0
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Hong Kong
Corporate Bonds & Notes	$0	$204	$0	$204
Short-Term Instruments
Repurchase Agreements	0	438	0	438
$0	$642	$0	$642
Investments in Affiliates, at Value
United States
Mutual Funds	314,267	0	0	314,267
Short-Term Instruments
Central Funds Used for Cash Management Purposes	16,079	0	0	16,079
$330,346	$0	$0	$330,346
Total Investments	$330,346	$642	$0	$330,988
Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2
Total Financial Derivative Instruments	$0	$2	$0	$2
Totals	$330,346	$644	$0	$330,990

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.7% ¤
ARGENTINA 1.0%
CORPORATE BONDS & NOTES 0.1%
Pan American Energy LLC 28.216% (BADLARPP) due 11/20/2020 ~	ARS	49,390	$445
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~		52,700	489
			934
SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
15.500% due 10/17/2026		309,290	1,128
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		300,277	2,590
30.022% (BADLARPP) due 10/04/2022 ~		45,806	564
Autonomous City of Buenos Aires Argentina
29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		178,120	1,667
32.304% (BADLARPP + 3.750%) due 02/22/2028 ~		128,290	900
32.995% due 03/29/2024 ~		269,335	2,230
Provincia de Buenos Aires 32.817% due 05/31/2022		353,154	2,823
			11,902
Total Argentina (Cost $32,029)			12,836
BRAZIL 9.5%
CORPORATE BONDS & NOTES 5.0%
Banco Bradesco S.A. 3.200% due 01/27/2025		$3,450	3,401
Banco BTG Pactual S.A. 4.500% due 01/10/2025		4,900	4,813
Banco do Brasil S.A.
4.625% due 01/15/2025		1,700	1,764
4.750% due 03/20/2024		3,200	3,324
4.875% due 04/19/2023		3,850	4,009
Banco Votorantim S.A.
4.000% due 09/24/2022		5,100	5,170
4.500% due 09/24/2024		2,200	2,208
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		320	323
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		2,600	2,547
4.625% due 02/04/2030		2,100	2,009
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030		700	634
Itau Unibanco Holding S.A. 4.500% due 11/21/2029 •(h)		7,800	7,407
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (f)(g)		1,580	5
Petrobras Global Finance BV 8.750% due 05/23/2026		823	973
Rede D'or Finance SARL 4.500% due 01/22/2030		8,900	7,868
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	103,200	21,729
			68,184
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$22,700	22,820
SOVEREIGN ISSUES 2.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	8,800	1,918
12.500% due 01/05/2022		4,700	979
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2021 (f)		177,800	32,175
0.000% due 10/01/2021 (f)		19,000	3,381

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.000% due 01/01/2024 (f)		3,100	479
			38,932
Total Brazil (Cost $140,719)			129,936
CAYMAN ISLANDS 1.9%
ASSET-BACKED SECURITIES 0.5%
Garanti Diversified Payment Rights Finance Co. 3.992% due 10/09/2021 «•		$6,350	6,313
CONVERTIBLE BONDS & NOTES 0.4%
China Evergrande Group 4.250% due 02/14/2023	HKD	39,000	4,753
CORPORATE BONDS & NOTES 1.0%
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$5,300	4,869
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		158	136
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		874	262
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,578	1,302
Ronshine China Holdings Ltd.
8.100% due 06/09/2023		800	824
8.750% due 10/25/2022		700	730
Sunac China Holdings Ltd. 7.875% due 02/15/2022		4,800	4,941
			13,064
Total Cayman Islands (Cost $25,266)			24,130
CHILE 2.7%
CORPORATE BONDS & NOTES 0.1%
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		$956	985
SOVEREIGN ISSUES 2.6%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,008,883	2,905
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030		5,725,000	8,440
5.000% due 03/01/2035		5,055,000	7,718
6.000% due 01/01/2043		9,175,000	16,752
			35,815
Total Chile (Cost $41,008)			36,800
CHINA 5.4%
CORPORATE BONDS & NOTES 0.1%
New Metro Global Ltd. 7.500% due 12/16/2021		$1,700	1,732
SOVEREIGN ISSUES 5.3%
China Development Bank
3.050% due 08/25/2026	CNY	25,100	3,500
3.480% due 01/08/2029		100,500	14,305
3.500% due 08/13/2026		51,000	7,292
4.040% due 04/10/2027		201,800	29,724
4.040% due 07/06/2028		63,000	9,311
4.240% due 08/24/2027		28,800	4,298
4.880% due 02/09/2028		30,800	4,788
			73,218
Total China (Cost $74,980)			74,950
COLOMBIA 3.1%
CORPORATE BONDS & NOTES 1.8%
Banco Davivienda S.A. 7.500% due 10/24/2022	COP	27,700,000	7,709
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,432,000	676

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

8.375% due 11/08/2027		56,677,000	15,969
			24,354
SOVEREIGN ISSUES 1.3%
Bogota Distrito Capital 9.750% due 07/26/2028		22,200,000	6,556
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	424
7.750% due 04/14/2021		17,459,000	4,783
Financiera de Desarrollo Territorial S.A. Findeter 7.875% due 08/12/2024		22,238,000	6,311
			18,074
Total Colombia (Cost $57,430)			42,428
CZECH REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Czech Republic Government International Bond
0.950% due 05/15/2030 (j)	CZK	796,920	34,079
1.200% due 03/13/2031		75,300	3,286
2.400% due 09/17/2025 (j)		292,900	13,524
Total Czech Republic (Cost $48,516)			50,889
DOMINICAN REPUBLIC 2.6%
SOVEREIGN ISSUES 2.6%
Dominican Republic International Bond
8.900% due 02/15/2023 «	DOP	211,600	3,492
9.750% due 06/05/2026 «		884,300	14,438
10.500% due 04/07/2023		30,500	523
10.750% due 08/11/2028		306,800	5,203
12.000% due 03/05/2032		687,600	12,204
Total Dominican Republic (Cost $44,012)			35,860
EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government International Bond 4.750% due 04/16/2026	EUR	2,300	2,461
Total Egypt (Cost $2,697)			2,461
FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
BNP Paribas S.A. 6.240% due 02/06/2025 «	IDR	21,000,000	1,410
Total France (Cost $1,182)			1,410
GERMANY 3.2%
CORPORATE BONDS & NOTES 3.2%
Deutsche Bank AG
6.680% due 01/23/2025 «	IDR	504,900,000	33,731
6.680% due 01/23/2025		162,200,000	10,642
Total Germany (Cost $49,514)			44,373
HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
Huarong Finance Co. Ltd.
3.250% due 06/03/2021 (j)		$4,900	4,938
3.625% due 11/22/2021 (j)		7,200	7,317
Total Hong Kong (Cost $12,133)			12,255
HUNGARY 7.7%
SOVEREIGN ISSUES 7.7%
Hungary Government International Bond
1.500% due 08/24/2022 (j)	HUF	9,453,700	30,474
2.500% due 10/24/2024 (j)		4,341,200	14,573
2.750% due 12/22/2026 (j)		13,796,800	47,120
3.000% due 06/26/2024 (j)		3,959,500	13,502

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Hungary (Cost $110,615)			105,669
INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Muthoot Finance Ltd. 4.400% due 09/02/2023		$3,700	3,551
Shriram Transport Finance Co. Ltd. 5.700% due 02/27/2022		4,700	4,371
Total India (Cost $8,472)			7,922
INDONESIA 0.9%
CORPORATE BONDS & NOTES 0.7%
Jasa Marga Persero Tbk PT 7.500% due 12/11/2020	IDR	141,620,000	9,654
SOVEREIGN ISSUES 0.2%
Indonesia Government International Bond 8.375% due 04/15/2039		41,868,000	3,100
Total Indonesia (Cost $13,009)			12,754
ITALY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banca Carige SpA 1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,700	4,182
Total Italy (Cost $4,113)			4,182
JERSEY, CHANNEL ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
ARTS Ltd. 2.093% due 09/15/2021 «•		$4,846	4,794
Total Jersey, Channel Islands (Cost $4,817)			4,794
KAZAKHSTAN 0.6%
CORPORATE BONDS & NOTES 0.6%
Development Bank of Kazakhstan JSC 8.950% due 05/04/2023	KZT	3,235,500	7,517
Total Kazakhstan (Cost $9,837)			7,517
LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$1,769	478
Total Luxembourg (Cost $918)			478
MALAYSIA 5.5%
SOVEREIGN ISSUES 5.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	102,100	25,101
3.733% due 06/15/2028		15,900	3,930
3.757% due 05/22/2040		2,150	513
3.828% due 07/05/2034		7,270	1,795
3.844% due 04/15/2033		1,070	262
3.885% due 08/15/2029		16,500	4,166
3.899% due 11/16/2027		20,000	5,001
3.906% due 07/15/2026		8,300	2,070
3.955% due 09/15/2025		50,700	12,696
4.254% due 05/31/2035		5,300	1,347
4.642% due 11/07/2033		1,290	343
4.736% due 03/15/2046		960	250
4.921% due 07/06/2048		4,053	1,089
4.935% due 09/30/2043		1,610	430
Malaysia Government Investment Issue
3.899% due 06/15/2027		3,836	959
4.130% due 07/09/2029		3,900	993
4.258% due 07/26/2027		2,500	638
4.369% due 10/31/2028		2,800	723
4.638% due 11/15/2049		3,774	972

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.724% due 06/15/2033		43,688	11,618
Total Malaysia (Cost $74,666)			74,896
MAURITIUS 0.3%
CORPORATE BONDS & NOTES 0.3%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,969
5.950% due 07/29/2026		1,800	1,782
Total Mauritius (Cost $4,800)			4,751
MEXICO 4.2%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. «(d)		742,577	0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.2%
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2049		$1,200	0
Petroleos Mexicanos 7.190% due 09/12/2024	MXN	440,500	16,328
			16,328
SOVEREIGN ISSUES 3.0%
Mexico Government International Bond
6.500% due 06/09/2022		260,000	11,710
7.750% due 11/13/2042		367,800	17,554
8.000% due 11/07/2047		112,500	5,508
8.500% due 05/31/2029		6,300	325
10.000% due 11/20/2036		112,000	6,607
			41,704
Total Mexico (Cost $80,950)			58,032
MONGOLIA 0.2%
SOVEREIGN ISSUES 0.2%
Mongolia Government International Bond 5.625% due 05/01/2023		$2,900	2,911
Total Mongolia (Cost $2,961)			2,911
NETHERLANDS 0.7%
ASSET-BACKED SECURITIES 0.0%
Penta CLO BV 0.790% due 08/04/2028 •	EUR	302	337
CORPORATE BONDS & NOTES 0.7%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)		600	695
ING Bank NV 0.000% due 07/09/2020 (f)		$8,000	7,991
Prosus NV 3.680% due 01/21/2030 (j)		1,200	1,259
			9,945
Total Netherlands (Cost $10,232)			10,282
PERU 10.1%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru
4.650% due 09/17/2024	PEN	19,300	5,602

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.850% due 10/30/2020		9,046	2,577
			8,179
SOVEREIGN ISSUES 9.5%
Fondo MIVIVIENDA S.A. 7.000% due 02/14/2024		49,900	15,685
Peru Government International Bond
5.400% due 08/12/2034 (j)		7,200	2,144
5.940% due 02/12/2029		4,600	1,500
6.150% due 08/12/2032 (j)		4,000	1,296
6.350% due 08/12/2028		96,400	32,232
6.950% due 08/12/2031		62,800	21,569
8.200% due 08/12/2026 (j)		123,300	45,004
8.200% due 08/12/2026		30,600	11,169
			130,599
Total Peru (Cost $134,811)			138,778
PHILIPPINES 0.6%
SOVEREIGN ISSUES 0.6%
Philippines Government International Bond 3.900% due 11/26/2022	PHP	432,000	8,772
Total Philippines (Cost $10,519)			8,772
POLAND 6.4%
SOVEREIGN ISSUES 6.4%
Poland Government International Bond
0.690% (WIBO6M) due 05/25/2025 ~	PLN	62,100	15,626
1.250% due 10/25/2030		23,500	5,879
2.500% due 07/25/2026		89,100	24,580
2.500% due 07/25/2027 (j)		62,046	17,127
2.750% due 10/25/2029 (j)		86,400	24,601
Total Poland (Cost $79,097)			87,813
QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
6.800% due 03/04/2030 «	IDR	2,000,000	126
6.900% due 01/23/2025 «		100,000	7
Total Qatar (Cost $128)			133
ROMANIA 2.4%
SOVEREIGN ISSUES 2.4%
Romania Government International Bond
3.650% due 09/24/2031	RON	5,100	1,129
4.150% due 01/26/2028 (j)		18,800	4,452
4.500% due 06/17/2024 (j)		100,500	24,157
5.000% due 02/12/2029 (j)		10,300	2,586
Total Romania (Cost $32,016)			32,324
RUSSIA 8.8%
SOVEREIGN ISSUES 8.8%
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,293,300	20,598
7.700% due 03/23/2033		1,784,500	28,696
7.950% due 10/07/2026		2,928,100	46,808
8.500% due 09/17/2031		1,468,500	24,966
Total Russia (Cost $119,746)			121,068
SOUTH AFRICA 10.4%
CORPORATE BONDS & NOTES 1.4%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)	ZAR	140,400	3,352
0.000% due 12/31/2032 (f)		352,000	3,296
5.750% due 01/26/2021		$3,100	2,962
7.850% due 04/02/2026	ZAR	152,000	8,447

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	612
			18,669
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Eskom Holdings SOC Ltd. 4.663% (LIBOR03M + 2.900%) due 07/07/2021 «~		$22,500	22,162
SOVEREIGN ISSUES 7.4%
South Africa Government International Bond
6.250% due 03/31/2036 (j)	ZAR	63,900	2,443
7.000% due 02/28/2031 (j)		137,327	6,516
8.000% due 01/31/2030 (j)		422,250	22,455
8.250% due 03/31/2032 (j)		465,400	23,379
8.500% due 01/31/2037 (j)		423,300	19,719
8.750% due 01/31/2044 (j)		96,300	4,383
8.875% due 02/28/2035 (j)		348,400	17,255
9.000% due 01/31/2040 (j)		61,900	2,948
10.500% due 12/21/2026 (j)		38,200	2,514
			101,612
Total South Africa (Cost $191,318)			142,443
SOUTH KOREA 0.0%
SOVEREIGN ISSUES 0.0%
Export-Import Bank of Korea
7.250% due 12/07/2024	IDR	400,000	27
8.000% due 05/15/2024		100,000	7
Total South Korea (Cost $35)			34
SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	850	1,008
Total Spain (Cost $974)			1,008
SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Corp. Andina de Fomento 6.500% due 03/16/2023	IDR	500,000	34
Total Supranational (Cost $35)			34
THAILAND 3.8%
SOVEREIGN ISSUES 3.8%
Thailand Government Bond 4.875% due 06/22/2029	THB	73,900	3,116
Thailand Government International Bond
1.600% due 12/17/2029 (j)		184,150	6,187
2.875% due 06/17/2046 (j)		23,000	876
3.300% due 06/17/2038 (j)		419,700	16,929
3.600% due 06/17/2067 (j)		41,500	1,791
3.650% due 06/20/2031 (j)		94,900	3,768
3.775% due 06/25/2032 (j)		378,250	15,335
4.000% due 06/17/2066 (j)		5,000	236
4.675% due 06/29/2044 (j)		68,700	3,349
Total Thailand (Cost $50,687)			51,587
TURKEY 1.8%
CORPORATE BONDS & NOTES 0.0%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		$200	203
SOVEREIGN ISSUES 1.8%
Turkey Government International Bond
11.000% due 02/24/2027	TRY	165,600	23,626

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

12.400% due 03/08/2028		4,600	702
			24,328
Total Turkey (Cost $24,426)			24,531
UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond 6.750% due 06/20/2026	EUR	2,700	3,094
Total Ukraine (Cost $3,445)			3,094
UNITED KINGDOM 1.8%
CORPORATE BONDS & NOTES 0.2%
Ukraine Railways Via Shortline PLC 9.875% due 09/15/2021		$570	577
Ukreximbank Via Biz Finance PLC 16.500% due 03/02/2021	UAH	58,100	2,198
			2,775
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	8,009	9,898
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)		0	336
0.982% due 12/21/2049 •		7,171	8,802
1.682% due 12/21/2049 •		868	1,058
2.182% due 12/21/2049 •		434	528
2.682% due 12/21/2049 •		248	300
3.182% due 12/21/2049 •		248	296
			21,218
Total United Kingdom (Cost $25,449)			23,993
UNITED STATES 29.8%
ASSET-BACKED SECURITIES 6.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.355% due 03/25/2036 •		$199	198
0.405% due 12/25/2036 •		8,400	5,069
Citigroup Mortgage Loan Trust, Inc. 1.220% due 05/25/2035 •		1,100	1,014
Countrywide Asset-Backed Certificates 0.375% due 11/25/2037 •		23,754	22,147
Countrywide Asset-Backed Certificates Trust
0.425% due 02/25/2037 •		4,742	4,463
0.935% due 11/25/2035 •		4,320	4,129
Credit-Based Asset Servicing & Securitization LLC 0.305% due 07/25/2037 •		15	11
Credit-Based Asset Servicing & Securitization Trust 3.403% due 01/25/2037 ^þ		17,255	7,274
Fieldstone Mortgage Investment Trust 0.375% due 05/25/2036 •		1,603	1,206
Fremont Home Loan Trust
0.425% due 08/25/2036 •		2,887	1,165
0.595% due 11/25/2035 •		500	434
GSAA Home Equity Trust 6.002% due 11/25/2036 þ		1,397	796
GSAMP Trust 0.275% due 01/25/2037 •		1,269	806
Home Equity Asset Trust 1.535% due 02/25/2033 •		289	282
HSI Asset Securitization Corp. Trust 0.325% due 01/25/2037 •		1,331	1,091
Lehman XS Trust 5.220% due 01/25/2036 ^þ		4,690	4,700
MASTR Asset-Backed Securities Trust
0.405% due 11/25/2036 •		3,667	2,628
0.465% due 05/25/2037 •		1,655	1,307
Morgan Stanley ABS Capital, Inc. Trust 0.950% due 01/25/2035 •		300	278
Morgan Stanley Mortgage Loan Trust 1.765% due 11/25/2036 ^•		256	112
Option One Mortgage Loan Trust
0.405% due 04/25/2037 •		839	636
0.405% due 05/25/2037 •		312	221
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.705% due 09/25/2035 •		4,300	3,506
Securitized Asset-Backed Receivables LLC Trust 0.475% due 12/25/2035 •		1,697	1,640

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SLM Student Loan Trust 0.389% due 01/25/2040 •	EUR	2,400	2,400
Soundview Home Loan Trust
0.355% due 08/25/2037 •		$869	759
0.535% due 03/25/2036 •		1,900	1,819
Structured Asset Securities Corp. Mortgage Loan Trust
0.320% due 02/25/2037 •		17,241	14,953
0.405% due 10/25/2037 •		6,703	4,680
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		1,061	1,057
Wells Fargo Home Equity Asset-Backed Securities Trust
0.415% due 04/25/2037 •		481	460
0.505% due 03/25/2037 •		2,000	1,706
			92,947
CORPORATE BONDS & NOTES 7.4%
Continental Resources, Inc. 5.000% due 09/15/2022		137	135
Ford Motor Credit Co. LLC
1.576% (US0003M + 1.270%) due 03/28/2022 ~(j)		200	187
2.183% (US0003M + 0.810%) due 04/05/2021 ~(j)		400	384
3.087% due 01/09/2023		2,700	2,573
3.550% due 10/07/2022		1,600	1,559
3.937% (US0003M + 2.550%) due 01/07/2021 ~(j)		3,500	3,448
4.527% (US0003M + 3.140%) due 01/07/2022 ~(j)		200	192
JPMorgan Chase Bank N.A.
6.375% due 04/17/2042	IDR	104,897,000	6,107
7.500% due 08/18/2032		149,864,000	10,444
9.500% due 07/17/2031		470,385,000	37,782
10.000% due 02/17/2028		225,093,000	18,354
10.500% due 07/19/2038		118,248,000	10,132
12.000% due 09/17/2026		109,364,000	9,574
Rio Oil Finance Trust 9.250% due 07/06/2024		$481	493
			101,364
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		4,500	4,486
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		791	723
Banc of America Funding Trust 3.926% due 03/20/2036 ~		66	61
BCAP LLC Trust
0.355% due 01/25/2037 ^•		279	281
3.209% due 05/26/2037 ~		3,580	3,363
Bear Stearns Adjustable Rate Mortgage Trust
3.737% due 01/25/2035 ~		8	7
3.766% due 02/25/2036 ^~		80	78
Bear Stearns ALT-A Trust
3.347% due 04/25/2037 ~		9,637	8,164
3.497% due 08/25/2036 ^~		365	296
3.736% due 09/25/2035 ^~		19	15
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		1,985	1,999
3.894% due 07/25/2046 ^~		46	43
3.934% due 09/25/2037 ^~		5,801	5,462
4.023% due 03/25/2034 ~		10	9
CitiMortgage Alternative Loan Trust
0.835% due 10/25/2036 •		1,432	1,119
6.000% due 06/25/2037 ^		89	88
Countrywide Alternative Loan Trust 0.535% due 05/25/2036 ^•		2,039	868
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		1,389	1,233
3.772% due 09/25/2047 ^~		29	26
6.500% due 12/25/2037		921	612
Countrywide Home Loan Reperforming REMIC Trust 0.593% due 11/25/2034 •		399	357
Credit Suisse Mortgage Capital Certificates 0.987% due 11/30/2037 ~		1,300	1,127
Credit Suisse Mortgage Capital Trust 3.092% due 10/27/2059 ~		1,947	2,020
GreenPoint Mortgage Funding Trust 0.625% due 06/25/2045 •		137	118
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •		298	242
GSR Mortgage Loan Trust 3.862% due 11/25/2035 ^~		77	57
HarborView Mortgage Loan Trust
0.530% due 06/20/2035 •		545	545

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.454% due 08/19/2036 ^~		12	12
3.504% due 10/19/2035 •		436	333
HomeBanc Mortgage Trust 3.239% due 04/25/2037 ^~		32	31
Impac CMB Trust
0.825% due 03/25/2035 •		184	177
5.730% due 01/25/2033 þ		918	962
IndyMac Mortgage Loan Trust
0.365% due 02/25/2037 ^•		503	462
0.365% due 02/25/2037 •		935	862
0.825% due 07/25/2045 •		171	149
JPMorgan Mortgage Trust 3.612% due 06/25/2036 ^~		359	308
JPMorgan Resecuritization Trust 2.500% due 03/25/2056		710	703
Lehman XS Trust 0.435% due 08/25/2037 •		2,368	2,211
Luminent Mortgage Trust 0.528% due 12/25/2036 ^•		30	27
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•		88	5
Morgan Stanley Mortgage Loan Trust 3.226% due 06/25/2036 ~		12	12
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		9,367	9,889
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		9,429	9,910
Residential Accredit Loans, Inc. Trust
2.624% due 10/25/2037 ~		1,556	1,372
5.268% due 02/25/2036 ^~		108	86
Residential Asset Securitization Trust 0.585% due 01/25/2046 ^•		155	44
Sequoia Mortgage Trust 3.072% due 01/20/2047 ^~		33	25
Structured Adjustable Rate Mortgage Loan Trust
2.904% due 01/25/2035 ^•		45	41
3.945% due 03/25/2036 ^~		66	58
Structured Asset Mortgage Investments Trust 0.485% due 02/25/2037 •		1,872	1,627
SunTrust Adjustable Rate Mortgage Loan Trust 4.034% due 10/25/2037 ^~		1,640	1,470
TBW Mortgage-Backed Trust 6.040% due 01/25/2037 ^þ		1,600	668
Thornburg Mortgage Securities Trust 1.815% due 06/25/2047 ^•		585	496
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 05/25/2034 •		334	282
3.069% due 01/25/2037 ^~		76	69
3.185% due 04/25/2037 ^~		47	41
3.341% due 12/25/2036 ^~		46	44
3.692% due 03/25/2036 ~		840	776
3.709% due 09/25/2036 ^~		68	63
Wells Fargo Mortgage-Backed Securities Trust 4.616% due 10/25/2036 ~		1,026	946
			63,074
SOVEREIGN ISSUES 10.7%
Republic of Colombia
1.000% due 05/04/2022 (a)	COP	109,217,000	31,007
1.000% due 05/04/2022 (a)		67,407,000	19,130
1.000% due 11/26/2025 (a)		107,441,000	30,911
1.000% due 04/28/2028 (a)		59,217,700	16,016
1.000% due 09/18/2030 (a)		61,000,000	17,822
1.000% due 09/18/2030		66,351,300	19,418
1.000% due 06/30/2032 (a)		45,007,100	12,293
			146,597
U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049		$142	151
Total United States (Cost $423,550)			408,619
URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bond 9.875% due 06/20/2022	UYU	60,400	1,428
Uruguay Monetary Regulation Bill 0.000% due 02/05/2021 (f)		65,300	1,466

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Uruguay (Cost $3,218)		2,894
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (i) 0.1%		1,604
U.S. TREASURY BILLS 1.5%
0.163% due 07/23/2020 - 09/10/2020 (e)(f)(m)	$21,097	21,092
Total Short-Term Instruments (Cost $22,695)		22,696
Total Investments in Securities (Cost $1,977,025)		1,832,337
	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	4,359,194	42,977
Total Short-Term Instruments (Cost $42,831)		42,977
Total Investments in Affiliates (Cost $42,831)		42,977
Total Investments 136.8% (Cost $2,019,856)		$1,875,314
Financial Derivative Instruments (k)(l) 1.3%(Cost or Premiums, net $(7,953))		17,662
Other Assets and Liabilities, net (38.1)%		(522,011)
Net Assets 100.0%		$1,370,965

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$1,604	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(1,636)	$1,604	$1,604
Total Repurchase Agreements	$(1,636)	$1,604	$1,604
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	0.500%	12/20/2019	TBD(2)	HUF	(3,872,321)	$(12,316)
0.500	12/20/2019	TBD(2)	(863,417)	(2,746)
0.500	01/09/2020	TBD(2)	(15,898,378)	(50,706)
0.500	02/18/2020	TBD(2)	(1,076,323)	(3,419)
0.500	02/20/2020	TBD(2)	(3,769,290)	(11,972)
0.700	06/10/2020	09/10/2020	PLN	(153,234)	(38,747)
BRC	0.650	06/19/2020	TBD(2)	$(11,230)	(11,233)
FOB	0.650	06/18/2020	TBD(2)	(1,426)	(1,426)
JML	0.600	06/05/2020	07/07/2020	CZK	(556,551)	(23,470)
0.700	06/01/2020	07/08/2020	$(37,403)	(37,424)
0.800	06/22/2020	07/08/2020	(25,851)	(25,857)
0.850	06/22/2020	07/08/2020	(41,659)	(41,667)
MBC	0.500	04/15/2020	TBD(2)	HUF	(4,104,239)	(13,057)
SCX	0.980	06/25/2020	07/01/2020	$(24,686)	(24,690)
0.980	06/25/2020	TBD(2)	(72,278)	(72,290)
0.980	07/01/2020	TBD(2)	(20,963)	(20,963)
TDM	0.500	06/12/2020	TBD(2)	(4,010)	(4,011)
Total Reverse Repurchase Agreements	$(395,994)
(j)	Securities with an aggregate market value of $409,386 and cash of $930 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(400,717) at a weighted average interest rate of 1,386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.877%		$600	$(18)	$19	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		1,700	(81)	53	(28)	5	0
							$(99)	$72	$(27)	$5	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly		12/20/2024		$14,322	$2,025	$(1,514)	$511	$0	$(23)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	4.500%	Maturity	01/04/2021	BRL	587,500	$55	$(1,698)	$(1,643)	$2	$0
Pay	1-Year BRL-CDI	5.000	Maturity	01/04/2021		488,900	699	1,136	1,835	0	(3)
Pay	1-Year BRL-CDI	6.885	Maturity	01/04/2021		161,600	0	1,320	1,320	0	(2)
Receive	1-Year BRL-CDI	6.930	Maturity	01/04/2021		289,200	0	(2,395)	(2,395)	3	0
Receive	1-Year BRL-CDI	6.983	Maturity	01/04/2021		178,900	0	(1,549)	(1,549)	2	0
Pay	1-Year BRL-CDI	7.050	Maturity	01/04/2021		270,200	26	2,321	2,347	0	(3)
Pay	1-Year BRL-CDI	7.095	Maturity	01/04/2021		287,300	0	2,572	2,572	0	(4)
Pay	1-Year BRL-CDI	7.184	Maturity	01/04/2021		139,400	0	1,295	1,295	0	(2)
Receive	1-Year BRL-CDI	7.190	Maturity	01/04/2021		409,500	(1,979)	(1,832)	(3,811)	5	0
Pay	1-Year BRL-CDI	7.220	Maturity	01/04/2021		244,600	0	2,299	2,299	0	(3)
Receive	1-Year BRL-CDI	7.255	Maturity	01/04/2021		259,200	0	(2,420)	(2,420)	3	0
Receive	1-Year BRL-CDI	7.290	Maturity	01/04/2021		535,900	0	(5,056)	(5,056)	7	0
Pay	1-Year BRL-CDI	7.830	Maturity	01/04/2021		642,700	8	7,539	7,547	0	(11)
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	1,823	1,823	0	(3)
Receive	1-Year BRL-CDI	8.790	Maturity	01/04/2021		296,300	(1,233)	(3,498)	(4,731)	7	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		57,400	(4)	1,801	1,797	0	(3)
Receive	1-Year BRL-CDI	3.990	Maturity	01/03/2022		134,800	(365)	(56)	(421)	0	(11)
Receive	1-Year BRL-CDI	4.000	Maturity	01/03/2022		652,900	(1,052)	(1,023)	(2,075)	0	(52)
Pay	1-Year BRL-CDI	4.460	Maturity	01/03/2022		5,200	(6)	30	24	0	0
Pay	1-Year BRL-CDI	4.500	Maturity	01/03/2022		207,200	18	949	967	15	0
Receive	1-Year BRL-CDI	5.650	Maturity	01/03/2022		99,700	0	(876)	(876)	0	(5)
Pay	1-Year BRL-CDI	6.260	Maturity	01/03/2022		85,700	(1)	948	947	3	0
Pay	1-Year BRL-CDI	7.420	Maturity	01/03/2022		191,600	993	2,019	3,012	2	0
Pay	1-Year BRL-CDI	4.808	Maturity	01/02/2023		96,700	0	404	404	21	0
Pay	1-Year BRL-CDI	4.950	Maturity	01/02/2023		113,000	0	545	545	24	0
Pay	1-Year BRL-CDI	5.000	Maturity	01/02/2023		82,600	111	308	419	17	0
Pay	1-Year BRL-CDI	5.250	Maturity	01/02/2023		175,800	(1)	1,045	1,044	36	0
Receive	1-Year BRL-CDI	5.350	Maturity	01/02/2023		38,300	(203)	(47)	(250)	0	(8)
Receive	1-Year BRL-CDI	5.360	Maturity	01/02/2023		3,300	(19)	(4)	(23)	0	(1)
Receive	1-Year BRL-CDI	5.440	Maturity	01/02/2023		56,200	(39)	(379)	(418)	0	(11)
Pay	1-Year BRL-CDI	5.745	Maturity	01/02/2023		76,400	0	662	662	15	0
Pay	1-Year BRL-CDI	5.780	Maturity	01/02/2023		9,800	0	86	86	2	0
Pay	1-Year BRL-CDI	5.920	Maturity	01/02/2023		69,300	418	249	667	13	0
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2023		50,600	75	503	578	9	0
Receive	1-Year BRL-CDI	6.335	Maturity	01/02/2023		65,600	(137)	(642)	(779)	0	(11)
Pay	1-Year BRL-CDI	6.675	Maturity	01/02/2023		149,500	681	1,348	2,029	25	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	1,516	1,514	4	0
Receive	1-Year BRL-CDI	10.100	Maturity	01/02/2023		27,200	0	(930)	(930)	0	(2)
Pay	1-Year BRL-CDI	5.710	Maturity	01/02/2025		37,800	0	85	85	21	0
Pay	1-Year BRL-CDI	6.010	Maturity	01/02/2025		30,300	0	134	134	16	0
Pay	1-Year BRL-CDI	6.030	Maturity	01/02/2025		19,400	1	98	99	10	0
Receive	1-Year BRL-CDI	6.050	Maturity	01/02/2025		140,500	692	(1,354)	(662)	0	(74)
Pay	1-Year BRL-CDI	6.230	Maturity	01/02/2025		101,500	0	647	647	52	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	1,279	1,176	55	0
Receive	1-Year BRL-CDI	6.810	Maturity	01/02/2025		238,100	43	(2,601)	(2,558)	0	(111)
Pay	1-Year BRL-CDI	7.190	Maturity	01/02/2025		78,000	0	907	907	36	0
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	1,751	1,759	47	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		150,300	86	5,892	5,978	23	0
Receive	1-Year BRL-CDI	10.685	Maturity	01/02/2025		137,000	0	(5,386)	(5,386)	0	(22)
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		46,700	(1)	(31)	(32)	45	0
Receive	1-Year BRL-CDI	6.250	Maturity	01/04/2027		24,100	0	(9)	(9)	0	(23)
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	1,164	210	105	0
Receive	1-Year BRL-CDI	6.500	Maturity	01/04/2027		44,500	0	(47)	(47)	0	(41)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	1-Year BRL-CDI	6.510	Maturity	01/04/2027		86,200	0	(201)	(201)	0	(79)
Receive	1-Year BRL-CDI	6.520	Maturity	01/04/2027		35,000	(153)	38	(115)	0	(31)
Receive	1-Year BRL-CDI	6.535	Maturity	01/04/2027		18,600	0	(47)	(47)	0	(17)
Receive	1-Year BRL-CDI	6.550	Maturity	01/04/2027		51,800	0	(159)	(159)	0	(47)
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	88	93	11	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		58,900	0	442	442	49	0
Pay	1-Year BRL-CDI	7.115	Maturity	01/04/2027		60,400	0	512	512	49	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/04/2027		104,600	3	(955)	(952)	0	(84)
Pay	1-Year BRL-CDI	7.305	Maturity	01/04/2027		28,000	0	281	281	22	0
Pay	1-Year BRL-CDI	7.650	Maturity	01/04/2027		23,000	0	256	256	18	0
Pay	1-Year BRL-CDI	7.800	Maturity	01/04/2027		18,000	25	233	258	13	0
Receive	1-Year BRL-CDI	8.635	Maturity	01/04/2027		61,100	0	(1,284)	(1,284)	0	(37)
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	2,332	2,775	79	0
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		70,800	(4)	2,236	2,232	30	0
Receive	1-Year BRL-CDI	10.300	Maturity	01/04/2027		129,700	7	(4,518)	(4,511)	0	(49)
Pay(6)	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025	CNY	61,600	(152)	(16)	(168)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	4.230	Quarterly	09/03/2021	COP	89,500,000	0	(606)	(606)	2	0
Receive	3-Month COP-IBR Compounded-OIS	2.720	Quarterly	05/04/2022		107,065,000	0	(258)	(258)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	4.390	Quarterly	05/04/2022		37,639,900	0	(420)	(420)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.445	Quarterly	05/04/2022		28,983,700	0	(332)	(332)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		12,513,000	0	(180)	(180)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		27,141,000	0	(392)	(392)	0	(25)
Receive	3-Month COP-IBR Compounded-OIS	4.450	Quarterly	03/31/2025		3,031,000	0	(47)	(47)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	3.800	Quarterly	05/05/2025		23,458,900	0	(186)	(186)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	5.140	Quarterly	11/21/2025		66,000,000	0	1,632	1,632	20	0
Receive	3-Month COP-IBR Compounded-OIS	4.030	Quarterly	06/19/2027		12,067,300	0	(54)	(54)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	3.975	Quarterly	06/23/2027		11,131,100	0	(39)	(39)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	5.090	Quarterly	08/21/2029		42,000,000	0	780	780	26	0
Pay	3-Month COP-IBR Compounded-OIS	5.155	Quarterly	10/07/2029		49,764,000	0	1,004	1,004	32	0
Pay	3-Month COP-IBR Compounded-OIS	5.600	Quarterly	11/21/2029		53,000,000	0	1,534	1,534	34	0
Pay	3-Month COP-IBR Compounded-OIS	5.180	Quarterly	02/11/2030		13,110,400	0	254	254	8	0
Receive	3-Month COP-IBR Compounded-OIS	4.290	Quarterly	06/05/2030		63,526,300	0	130	130	0	(44)
Pay	3-Month CZK-PRIBOR	2.261	Annual	10/22/2020	CZK	2,306,000	0	1,917	1,917	4	0
Receive	3-Month PLN-WIBOR	1.706	Annual	10/22/2020	PLN	387,800	0	(1,444)	(1,444)	0	(4)
Pay	3-Month ZAR-JIBAR	7.020	Quarterly	07/26/2023	ZAR	16,200	0	80	80	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023		229,900	(254)	1,470	1,216	0	(4)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	230	238	0	(1)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		290,400	(75)	(1,823)	(1,898)	6	0
Receive	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		230,100	(197)	(1,267)	(1,464)	6	0
Pay	3-Month ZAR-JIBAR	7.470	Quarterly	07/26/2026		58,070	0	337	337	0	(4)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(73)	(70)	1	0
Receive	3-Month ZAR-JIBAR	7.460	Quarterly	03/06/2030		70,800	0	(177)	(177)	1	0
Receive	3-Month ZAR-JIBAR	7.490	Quarterly	03/06/2030		70,700	0	(186)	(186)	1	0
Receive	6-Month CLP-CHILIBOR	1.870	Semi-Annual	01/14/2022	CLP	21,088,100	0	(673)	(673)	7	0
Receive	6-Month CLP-CHILIBOR	1.875	Semi-Annual	01/14/2022		22,465,100	0	(720)	(720)	7	0
Receive	6-Month CLP-CHILIBOR	1.755	Semi-Annual	10/16/2022		7,381,300	0	(245)	(245)	4	0
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	03/01/2023		4,215,000	7	(181)	(174)	2	0
Receive	6-Month CLP-CHILIBOR	2.005	Semi-Annual	03/01/2023		4,457,700	0	(200)	(200)	2	0
Pay	6-Month CLP-CHILIBOR	1.190	Semi-Annual	03/19/2023		7,620,000	0	136	136	0	(3)
Pay	6-Month CLP-CHILIBOR	1.183	Semi-Annual	03/27/2023		2,802,500	0	49	49	0	(1)
Pay	6-Month CLP-CHILIBOR	1.200	Semi-Annual	03/27/2023		809,600	0	15	15	0	0
Receive	6-Month CLP-CHILIBOR	1.900	Semi-Annual	09/11/2023		12,688,800	0	(584)	(584)	7	0
Receive	6-Month CLP-CHILIBOR	1.340	Semi-Annual	05/05/2024		10,939,200	0	(243)	(243)	6	0
Receive	6-Month CLP-CHILIBOR	2.585	Semi-Annual	12/04/2024		6,691,000	0	(593)	(593)	5	0
Receive	6-Month CLP-CHILIBOR	2.590	Semi-Annual	12/04/2024		6,788,000	0	(604)	(604)	5	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	6-Month CLP-CHILIBOR	2.635	Semi-Annual	12/04/2024		5,363,000	0	(491)	(491)	4	0
Receive	6-Month CLP-CHILIBOR	2.650	Semi-Annual	12/04/2024		5,495,000	0	(508)	(508)	4	0
Pay	6-Month CLP-CHILIBOR	2.780	Semi-Annual	12/09/2024		5,551,000	0	555	555	0	(4)
Pay	6-Month CLP-CHILIBOR	2.510	Semi-Annual	01/14/2025		18,107,800	0	1,621	1,621	0	(14)
Pay	6-Month CLP-CHILIBOR	2.393	Semi-Annual	02/05/2025		10,950,000	0	831	831	0	(11)
Pay	6-Month CLP-CHILIBOR	2.420	Semi-Annual	02/24/2025		424,000	0	33	33	0	0
Receive	6-Month CLP-CHILIBOR	1.935	Semi-Annual	03/10/2025		5,462,900	0	(266)	(266)	4	0
Receive	6-Month CLP-CHILIBOR	1.940	Semi-Annual	03/10/2025		2,731,300	0	(134)	(134)	2	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025		3,911,000	0	(169)	(169)	3	0
Pay	6-Month CLP-CHILIBOR	2.580	Semi-Annual	02/05/2026		4,380,000	0	382	382	0	(5)
Receive	6-Month CLP-CHILIBOR	2.640	Semi-Annual	03/01/2026		521,000	0	(47)	(47)	0	0
Pay	6-Month CLP-CHILIBOR	1.950	Semi-Annual	05/05/2026		617,300	0	25	25	0	(1)
Receive	6-Month CLP-CHILIBOR	2.320	Semi-Annual	08/30/2026		1,629,900	0	(107)	(107)	2	0
Receive	6-Month CLP-CHILIBOR	2.335	Semi-Annual	09/03/2026		2,933,200	0	(196)	(196)	4	0
Receive	6-Month CLP-CHILIBOR	2.300	Semi-Annual	09/05/2026		5,884,100	0	(376)	(376)	8	0
Pay	6-Month CLP-CHILIBOR	2.665	Semi-Annual	01/07/2027		5,000,000	0	462	462	0	(9)
Pay	6-Month CLP-CHILIBOR	2.680	Semi-Annual	01/22/2027		6,630,000	0	614	614	0	(14)
Pay	6-Month CLP-CHILIBOR	1.684	Semi-Annual	06/04/2027		11,074,300	0	54	54	0	(29)
Pay	6-Month CLP-CHILIBOR	1.715	Semi-Annual	06/04/2027		2,208,900	0	16	16	0	(6)
Receive	6-Month CLP-CHILIBOR	2.260	Semi-Annual	09/10/2027		9,763,700	0	(495)	(495)	33	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		9,917,400	0	(1,462)	(1,462)	14	0
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		1,423,000	0	181	181	0	(2)
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030		2,187,000	0	6	6	0	(2)
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030		825,000	0	5	5	0	(1)
Receive	6-Month CZK-PRIBOR	2.250	Annual	06/19/2021	CZK	476,900	(9)	(386)	(395)	0	(8)
Receive	6-Month CZK-PRIBOR	2.255	Annual	01/15/2023		692,200	0	(1,395)	(1,395)	0	(20)
Pay	6-Month CZK-PRIBOR	2.250	Annual	12/19/2023		1,055,200	(402)	3,793	3,391	47	0
Receive	6-Month CZK-PRIBOR	2.465	Annual	12/19/2023		1,012,700	0	(3,625)	(3,625)	0	(46)
Pay	6-Month CZK-PRIBOR	1.781	Annual	02/04/2024		638,200	0	1,230	1,230	29	0
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		340,000	12	910	922	25	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	03/31/2025		326,700	0	(109)	(109)	0	(25)
Receive	6-Month CZK-PRIBOR	0.765	Annual	04/07/2026		50,700	0	(27)	(27)	0	(6)
Pay	6-Month CZK-PRIBOR	1.890	Annual	01/15/2030		49,600	0	238	238	6	0
Pay	6-Month CZK-PRIBOR	1.477	Annual	02/04/2030		233,600	0	712	712	26	0
Receive	6-Month CZK-PRIBOR	0.929	Annual	03/13/2030		85,500	0	(60)	(60)	0	(9)
Receive	6-Month CZK-PRIBOR	0.650	Annual	03/31/2030		73,800	64	(49)	15	0	(7)
Receive	6-Month CZK-PRIBOR	0.800	Annual	05/11/2030		181,100	0	(79)	(79)	0	(17)
Pay	6-Month HUF-BBR	0.950	Annual	03/02/2022	HUF	7,700,000	104	55	159	0	(18)
Pay	6-Month HUF-BBR	0.960	Annual	03/05/2023		2,993,000	0	95	95	0	(15)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		5,305,100	(165)	683	518	0	(45)
Receive	6-Month HUF-BBR	0.980	Annual	07/23/2024		7,961,000	0	(495)	(495)	67	0
Receive	6-Month HUF-BBR	0.710	Annual	03/31/2025		2,281,500	0	6	6	20	0
Receive	6-Month HUF-BBR	1.100	Annual	04/03/2025		1,176,900	0	(68)	(68)	10	0
Receive	6-Month HUF-BBR	1.155	Annual	04/03/2025		1,682,600	0	(112)	(112)	15	0
Pay	6-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	58	24	0	0
Pay	6-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	391	391	0	0
Pay	6-Month PLN-WIBOR	1.833	Annual	02/05/2022		100,300	0	607	607	18	0
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024		6,600	(8)	(86)	(94)	0	(1)
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	(34)	(47)	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	(831)	(831)	0	(1)
Pay	6-Month PLN-WIBOR	1.860	Annual	11/12/2024		33,900	29	565	594	1	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		145,600	251	1,390	1,641	5	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		62,000	0	(77)	(77)	0	(1)
Receive	6-Month PLN-WIBOR	1.490	Annual	08/29/2029		58,100	10	(969)	(959)	0	(50)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		37,800	0	(124)	(124)	0	(28)
Receive	28-Day MXN-TIIE	8.060	Lunar	07/08/2020	MXN	1,710,400	0	(142)	(142)	0	(5)
Receive	28-Day MXN-TIIE	7.945	Lunar	07/30/2020		1,598,600	0	(268)	(268)	0	(4)
Receive	28-Day MXN-TIIE	7.950	Lunar	07/30/2020		971,400	0	(163)	(163)	0	(3)
Receive	28-Day MXN-TIIE	6.765	Lunar	09/20/2021		454,700	0	(565)	(565)	0	(11)
Receive	28-Day MXN-TIIE	6.650	Lunar	09/22/2021		943,200	0	(1,145)	(1,145)	0	(22)
Pay	28-Day MXN-TIIE	6.575	Lunar	12/09/2021		105,200	0	141	141	3	0
Receive	28-Day MXN-TIIE	6.740	Lunar	12/09/2021		105,200	0	(152)	(152)	0	(3)
Pay	28-Day MXN-TIIE	6.475	Lunar	06/09/2022		85,000	0	146	146	3	0
Receive	28-Day MXN-TIIE	6.658	Lunar	06/09/2022		101,100	0	(190)	(190)	0	(3)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		959,200	87	3,328	3,415	35	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	1,871	1,871	19	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	276	276	3	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		226,200	127	692	819	8	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	2,521	237	14	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	2,366	497	15	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,161,000	0	4,126	4,126	45	0
Pay	28-Day MXN-TIIE	7.150	Lunar	03/17/2023		1,033,400	0	3,164	3,164	40	0
Receive	28-Day MXN-TIIE	7.730	Lunar	03/23/2023		8,600	0	(32)	(32)	0	0
Receive	28-Day MXN-TIIE	7.720	Lunar	03/24/2023		4,297,300	0	(15,991)	(15,991)	0	(174)
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		538,600	0	853	853	20	0
Pay	28-Day MXN-TIIE	8.910	Lunar	11/15/2023		968,800	0	5,943	5,943	53	0
Pay	28-Day MXN-TIIE	8.818	Lunar	11/16/2023		1,798,700	0	10,796	10,796	99	0
Pay	28-Day MXN-TIIE	8.980	Lunar	11/23/2023		1,578,600	0	9,836	9,836	88	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/07/2023		339,200	0	(1,597)	(1,597)	0	(18)
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		353,900	206	1,494	1,700	19	0
Receive	28-Day MXN-TIIE	8.325	Lunar	02/08/2024		700,000	0	(3,900)	(3,900)	0	(40)
Receive	28-Day MXN-TIIE	7.865	Lunar	05/13/2024		784,500	(72)	(3,923)	(3,995)	0	(48)
Receive	28-Day MXN-TIIE	7.690	Lunar	05/22/2024		230,000	0	(1,106)	(1,106)	0	(14)
Pay	28-Day MXN-TIIE	4.870	Lunar	06/17/2024		1,179,700	0	366	366	64	0
Pay	28-Day MXN-TIIE	4.715	Lunar	06/24/2024		57,000	0	4	4	3	0
Pay	28-Day MXN-TIIE	4.695	Lunar	06/25/2024		286,500	0	11	11	16	0
Receive	28-Day MXN-TIIE	7.180	Lunar	06/27/2024		1,091,200	0	(4,482)	(4,482)	0	(67)
Pay	28-Day MXN-TIIE	6.513	Lunar	09/26/2024		387,000	0	1,199	1,199	25	0
Pay	28-Day MXN-TIIE	6.580	Lunar	01/01/2025		356,400	(1)	1,179	1,178	26	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		329,600	3	1,110	1,113	24	0
Pay	28-Day MXN-TIIE	6.600	Lunar	01/13/2025		186,200	0	629	629	14	0
Receive	28-Day MXN-TIIE	6.635	Lunar	01/15/2025		591,700	(242)	(1,794)	(2,036)	0	(44)
Pay	28-Day MXN-TIIE	6.510	Lunar	02/24/2025		371,900	0	1,202	1,202	29	0
Pay	28-Day MXN-TIIE	6.415	Lunar	02/25/2025		34,200	0	104	104	3	0
Receive	28-Day MXN-TIIE	6.855	Lunar	03/20/2025		966,000	0	(3,780)	(3,780)	0	(77)
Pay	28-Day MXN-TIIE	5.080	Lunar	06/16/2025		121,900	0	59	59	10	0
Pay	28-Day MXN-TIIE	7.990	Lunar	03/16/2028		4,000	0	30	30	1	0
Pay	28-Day MXN-TIIE	7.977	Lunar	03/17/2028		2,253,100	0	17,021	17,021	344	0
Receive	28-Day MXN-TIIE	9.210	Lunar	11/08/2028		400,200	(135)	(4,518)	(4,653)	0	(71)
Receive	28-Day MXN-TIIE	9.100	Lunar	11/09/2028		1,090,200	0	(12,302)	(12,302)	0	(192)
Receive	28-Day MXN-TIIE	9.330	Lunar	11/16/2028		1,103,300	0	(13,214)	(13,214)	0	(196)
Pay	28-Day MXN-TIIE	8.483	Lunar	01/17/2029		415,000	0	3,904	3,904	72	0
Pay	28-Day MXN-TIIE	8.493	Lunar	01/17/2029		196,950	0	1,859	1,859	34	0
Receive	28-Day MXN-TIIE	8.110	Lunar	05/03/2029		542,200	7	(4,535)	(4,528)	0	(94)
Pay	28-Day MXN-TIIE	8.135	Lunar	05/07/2029		181,800	0	1,531	1,531	32	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/04/2029		80,500	0	560	560	14	0
Receive	28-Day MXN-TIIE	6.845	Lunar	11/02/2029		215,800	0	(909)	(909)	0	(36)
Receive	28-Day MXN-TIIE	6.830	Lunar	12/27/2029		25,600	0	(106)	(106)	0	(4)
Receive	28-Day MXN-TIIE	6.618	Lunar	01/18/2030		257,800	0	(884)	(884)	0	(42)
Pay	28-Day MXN-TIIE	7.210	Lunar	02/28/2030		120,300	0	659	659	20	0
Pay	28-Day MXN-TIIE	7.220	Lunar	02/28/2030		117,600	0	649	649	20	0
Receive	28-Day MXN-TIIE	7.750	Lunar	03/08/2030		387,800	0	(2,842)	(2,842)	0	(66)
Receive	28-Day MXN-TIIE	6.288	Lunar	04/25/2030		324,500	(119)	(613)	(732)	0	(51)
Receive	28-Day MXN-TIIE	6.040	Lunar	05/02/2030		61,800	0	(85)	(85)	0	(10)
Receive	28-Day MXN-TIIE	6.060	Lunar	05/16/2030		32,300	0	(46)	(46)	0	(5)
Receive	28-Day MXN-TIIE	5.940	Lunar	05/23/2030		54,300	0	(55)	(55)	0	(8)
Receive	28-Day MXN-TIIE	6.095	Lunar	05/29/2030		30,800	0	(48)	(48)	0	(5)
Receive	28-Day MXN-TIIE	5.893	Lunar	06/05/2030		176,800	0	(146)	(146)	0	(27)
Pay	28-Day MXN-TIIE	5.885	Lunar	06/07/2030		279,600	0	223	223	42	0
Pay	28-Day MXN-TIIE	5.870	Lunar	06/12/2030		116,000	0	85	85	18	0
Pay	28-Day MXN-TIIE	5.865	Lunar	06/13/2030		251,300	0	180	180	38	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		525,400	360	4,746	5,106	76	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		26,800	0	(253)	(253)	0	(6)
Pay	28-Day MXN-TIIE	7.890	Lunar	05/27/2039		434,200	0	3,637	3,637	97	0
Pay	28-Day MXN-TIIE	7.675	Lunar	06/09/2039		421,800	0	3,072	3,072	92	0
Pay	28-Day MXN-TIIE	7.625	Lunar	07/12/2039		124,000	0	869	869	27	0
Pay	28-Day MXN-TIIE	7.640	Lunar	07/13/2039		106,600	0	755	755	23	0
Pay	28-Day MXN-TIIE	7.127	Lunar	08/10/2039		132,900	0	579	579	27	0
Receive	28-Day MXN-TIIE	7.210	Lunar	10/28/2039		40,000	0	(192)	(192)	0	(8)
Receive	28-Day MXN-TIIE	7.253	Lunar	10/28/2039		80,000	0	(402)	(402)	0	(17)
Receive	28-Day MXN-TIIE	7.180	Lunar	10/31/2039		94,900	0	(439)	(439)	0	(20)
Receive	28-Day MXN-TIIE	7.200	Lunar	10/31/2039		82,300	0	(390)	(390)	0	(17)
Receive	28-Day MXN-TIIE	7.065	Lunar	12/26/2039		95,600	0	(383)	(383)	0	(20)
Pay	28-Day MXN-TIIE	7.990	Lunar	02/17/2040		69,200	0	622	622	16	0
Pay	28-Day MXN-TIIE	8.300	Lunar	02/17/2040		286,700	0	3,057	3,057	67	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	28-Day MXN-TIIE	6.623	Lunar	05/17/2040	66,500	0	(105)	(105)	0	(13)
Receive	28-Day MXN-TIIE	6.435	Lunar	05/18/2040	14,500	0	(8)	(8)	0	(3)
Receive	28-Day MXN-TIIE	6.463	Lunar	05/18/2040	79,400	0	(56)	(56)	0	(15)
Receive	28-Day MXN-TIIE	6.500	Lunar	05/25/2040	181,500	0	(164)	(164)	0	(35)
Receive	28-Day MXN-TIIE	6.480	Lunar	05/28/2040	406,000	0	(320)	(320)	0	(79)
Receive	28-Day MXN-TIIE	6.545	Lunar	05/30/2040	74,600	0	(85)	(85)	0	(15)
Receive	28-Day MXN-TIIE	6.540	Lunar	05/31/2040	164,600	0	(182)	(182)	0	(32)
Receive	28-Day MXN-TIIE	6.430	Lunar	06/04/2040	17,000	0	(9)	(9)	0	(3)
Receive	28-Day MXN-TIIE	6.380	Lunar	06/05/2040	85,800	0	(21)	(21)	0	(17)
$(6,612)	$27,774	$21,162	$3,167	$(2,915)
Total Swap Agreements	$(4,686)	$26,332	$21,646	$3,172	$(2,938)
Cash of $15,554 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	BRL	16,834	$3,196	$106	$(6)
07/2020	HUF	849,300	2,755	61	0
07/2020	MXN	57,831	2,584	75	0
07/2020	$3,220	BRL	16,834	0	(124)
07/2020	1,775	COP	6,408,377	0	(72)
07/2020	1,738	HUF	563,315	49	0
07/2020	2,372	RUB	169,461	1	0
07/2020	8,997	TRY	61,439	3	(62)
07/2020	8,718	ZAR	154,188	246	(84)
07/2020	ZAR	315,943	$17,462	51	(785)
08/2020	BRL	48,301	8,790	0	(77)
08/2020	CZK	42,704	1,804	3	0
08/2020	RON	5,324	1,226	0	(7)
08/2020	$188	BRL	1,000	0	(5)
08/2020	24,390	CZK	578,657	9	0
09/2020	IDR	122,899,592	$8,288	4	(56)
09/2020	ILS	33,657	9,800	64	0
09/2020	NGN	63,455	153	0	(5)
09/2020	$27,596	CNH	197,715	256	0
BPS	07/2020	BRL	592,417	$108,501	287	(724)
07/2020	COP	5,822,697	1,555	8	0
07/2020	RUB	874,198	12,631	375	0
07/2020	$110,558	BRL	592,417	0	(1,619)
07/2020	2,571	TRY	17,667	0	(5)
07/2020	3,918	ZAR	69,353	76	0
08/2020	RON	4,940	$1,147	3	0
08/2020	TRY	32,085	3,406	0	(1,207)
08/2020	$188	BRL	1,000	0	(5)
08/2020	15,993	CZK	375,713	0	(151)
09/2020	IDR	201,800,589	$13,565	113	(242)
09/2020	PHP	279,991	5,461	0	(144)
09/2020	$19,620	IDR	281,350,800	0	(528)
09/2020	22,863	MYR	98,083	0	(57)
12/2020	MXN	53,529	$2,401	118	0
BRC	07/2020	134,750	6,040	181	0
07/2020	$6,026	MXN	134,750	0	(181)
07/2020	4,395	ZAR	76,112	0	(12)
09/2020	MYR	35,837	$8,370	36	0
09/2020	THB	219,105	6,941	0	(147)
BSH	07/2020	$2,681	CLP	2,172,038	0	(36)
CBK	07/2020	BRL	152,947	$29,005	880	0
07/2020	COP	8,686,974	2,319	10	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020	HUF	638,539		2,035	34	(25)
	07/2020	JPY	14,200		132	0	0
	07/2020	MXN	217,913		9,472	0	(2)
	07/2020	PEN	498,342		145,738	5,057	0
	07/2020		$44,118	BRL	238,947	195	(390)
	07/2020		1,401	CLP	1,133,404	0	(21)
	07/2020		44,568	COP	160,338,564	0	(1,957)
	07/2020		520	MXN	13,003	45	0
	07/2020		68,135	PEN	238,906	0	(684)
	07/2020		10,120	ZAR	171,050	28	(297)
	07/2020	ZAR	133,900		$7,251	0	(460)
	08/2020	EUR	1,106		1,241	0	(2)
	08/2020	PEN	230,617		65,898	839	0
	08/2020	RON	4,471		1,042	7	0
	08/2020		$6,211	BRL	33,000	0	(153)
	08/2020		1,056	RON	4,523	0	(8)
	09/2020	CNH	406,340		$56,957	0	(284)
	09/2020	KRW	221,449		180	0	(5)
	09/2020	NGN	1,641,159		4,268	153	0
	09/2020	PEN	50,000		14,527	432	0
	09/2020		$17,487	CNH	125,643	212	0
	09/2020		2,034	EGP	37,690	253	0
	09/2020		41,681	PEN	141,255	0	(1,850)
	09/2020		11,666	PLN	45,900	0	(62)
	09/2020		2,276	THB	72,076	56	0
	10/2020		9,361	MXN	217,913	3	0
	12/2020		2,357	EGP	39,779	5	0
DUB	07/2020	BRL	368,290		$68,685	961	0
	07/2020	PEN	8,258		2,378	47	0
	07/2020		$67,255	BRL	368,290	469	0
	07/2020		2,397	PEN	8,258	0	(66)
	08/2020	PEN	8,258		$2,394	65	0
	08/2020	TRY	30,161		3,132	0	(1,204)
	08/2020		$68,613	BRL	368,290	0	(1,000)
FBF	07/2020	TRY	23,320		$3,378	0	(17)
	08/2020		26,075		2,768	0	(981)
GLM	07/2020	BRL	7,301		1,387	44	0
	07/2020	CLP	1,881,051		2,314	23	0
	07/2020	GBP	18,007		22,211	0	(102)
	07/2020	MXN	148,523		6,618	175	0
	07/2020		$1,333	BRL	7,301	9	0
	07/2020		635	COP	2,300,949	0	(24)
	07/2020		585	MXN	13,773	26	(13)
	07/2020		7,699	RUB	583,668	487	0
	07/2020	ZAR	10,265		$548	0	(43)
	08/2020		$7,836	EUR	7,004	41	0
	09/2020	CNH	123,808		$17,446	7	(1)
	09/2020	DOP	1,889,946		31,971	0	(21)
	09/2020	IDR	2,923,606		203	5	0
	09/2020		$4,311	NGN	1,655,415	0	(160)
	10/2020		14,863	PEN	51,355	0	(388)
	04/2021	BRL	177,800		$32,592	242	0
	10/2021		19,000		3,581	172	0
HUS	07/2020	CLP	5,200,979		6,417	82	0
	07/2020	COP	18,841,196		5,027	20	0
	07/2020	HUF	876,873		2,783	40	(39)
	07/2020	TRY	5,764		836	0	(4)
	07/2020		$4,990	HUF	1,697,864	396	0
	07/2020		22,324	MXN	554,217	1,814	(45)
	07/2020		2,870	RUB	201,413	0	(50)
	07/2020	ZAR	111,894		$6,109	0	(335)
	08/2020	GBP	9,004		11,041	0	(117)
	08/2020		$4,596	RON	20,616	178	0
	09/2020	CNY	8,908		$1,253	0	(2)
	09/2020	IDR	71,388,220		4,892	48	0
	09/2020	NGN	2,317,500		6,000	228	0
	09/2020	THB	63,938		2,053	0	(15)
	09/2020		$5,980	NGN	2,320,813	0	(194)
	09/2020		29,356	PLN	115,301	0	(206)
	09/2020		91,960	THB	2,938,646	3,114	(9)
	10/2020		59,935	MXN	1,321,576	0	(3,246)
	12/2020		4,738	UYU	191,017	0	(404)
	02/2021	HKD	37,374		$4,803	0	(10)
	04/2021	COP	17,911,442		4,449	0	(218)
	01/2022	BRL	5,682		989	0	(22)
IND	07/2020	CLP	574,615		721	21	0
	07/2020	ZAR	29,817		1,753	36	0
	08/2020	RON	3,562		824	0	(1)
	09/2020	CNH	13,635		1,921	0	0
JPM	07/2020	TRY	25,418		3,684	0	(21)
	07/2020		$6,525	HUF	2,010,069	0	(148)
	07/2020		2,692	RUB	187,494	0	(66)
	07/2020		21,613	TRY	149,914	300	(91)
	07/2020		1,115	ZAR	21,071	98	0
	07/2020	ZAR	114,006		$6,250	0	(315)
	08/2020		$8,272	RON	37,317	370	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

09/2020	IDR	28,751,520	$1,990	39	0
09/2020	NGN	1,386,720	3,600	140	0
09/2020	PLN	31,096	7,914	52	0
09/2020	$1,849	IDR	26,838,235	0	(28)
09/2020	1,591	NGN	612,631	0	(65)
12/2020	EGP	39,779	$2,361	0	(1)
03/2021	4,276	247	0	(1)
MYI	07/2020	BRL	44,929	8,396	144	(9)
07/2020	RUB	59,169	843	14	0
07/2020	$8,205	BRL	44,929	57	0
07/2020	14,983	HUF	5,065,504	1,087	0
07/2020	8,695	PEN	30,485	0	(91)
07/2020	ZAR	61,291	$3,565	36	0
08/2020	EUR	18,701	20,303	0	(729)
09/2020	EGP	37,690	2,082	0	(205)
09/2020	IDR	119,482,316	7,879	0	(229)
09/2020	MYR	6,299	1,477	12	0
09/2020	PLN	8,301	2,108	9	0
09/2020	$5,022	MYR	21,883	67	0
09/2020	37,259	PLN	146,599	0	(196)
03/2021	248	EGP	4,276	0	0
RBC	07/2020	CLP	1,673,543	$2,179	141	0
RYL	09/2020	PLN	8,515	2,143	0	(10)
09/2020	THB	215,197	6,922	0	(40)
09/2020	$20	THB	609	0	0
SCX	07/2020	CLP	5,459,901	$7,004	354	0
07/2020	PEN	8,688	2,500	48	0
07/2020	$674	HUF	226,001	43	0
07/2020	3,246	TRY	22,516	23	0
08/2020	AUD	20,339	$14,000	0	(39)
08/2020	GBP	9,004	11,044	0	(115)
09/2020	IDR	26,685,295	1,841	30	0
09/2020	$4,454	MYR	19,043	0	(27)
09/2020	2,508	NGN	964,761	0	(105)
SOG	07/2020	7,418	HUF	2,515,566	562	0
07/2020	ZAR	44,844	$2,417	0	(166)
09/2020	IDR	44,519,424	3,072	51	0
12/2020	$11,722	MXN	259,350	0	(659)
SSB	07/2020	COP	4,500,822	$1,219	23	0
07/2020	MXN	153,179	6,860	215	0
07/2020	RUB	361,686	5,208	143	0
07/2020	$14,178	HUF	4,812,512	1,090	0
07/2020	ZAR	75,869	$4,110	0	(260)
08/2020	$799	CZK	18,992	2	0
UAG	07/2020	MXN	175,286	$7,616	0	(6)
07/2020	$14,143	JPY	1,511,900	0	(140)
07/2020	7,788	MXN	179,622	5	(1)
07/2020	ZAR	6,207	$361	3	0
08/2020	CAD	97	69	0	(3)
09/2020	$164	PLN	655	1	0
Total Forward Foreign Currency Contracts	$24,243	$(25,244)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	5,300	$(4)	$(7)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,500	(2)	(2)
$(6)	$(9)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC USD versus TRY	TRY	13.000	08/26/2020	15,700	$(1,307)	$(5)
DUB	Call - OTC USD versus TRY	13.000	08/27/2020	15,300	(1,356)	(5)
FBF	Call - OTC USD versus TRY	13.000	08/26/2020	15,600	(1,206)	(5)
$(3,869)	$(15)
Total Written Options	$(3,875)	$(24)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2024	2.401%	$4,600	$70	$203	$273	$0
BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	20,300	(33)	1,240	1,207	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	9,900	54	534	588	0
GST	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	5,800	(9)	354	345	0
Brazil Government International Bond	(1.000)	Quarterly	06/20/2025	2.527	8,000	407	163	570	0
JPM	Brazil Government International Bond	(1.000)	Quarterly	12/20/2024	2.401	400	6	18	24	0
$495	$2,512	$3,007	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.392%	$3,600	$(4)	$18	$14	$0
Peru Government International Bond	1.000	Quarterly	09/20/2020	0.175	600	(25)	26	1	0
BRC	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	5.732	3,000	161	(188)	0	(27)
CBK	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	3,200	14	(19)	0	(5)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	3.087	10,000	(853)	552	0	(301)
Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	1,400	(7)	20	13	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.158	9,000	24	(4)	20	0
Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	1,200	(12)	(28)	0	(40)
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.530	6,900	(28)	94	66	0
South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	3,900	6	(12)	0	(6)
JPM	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	1,300	(13)	(30)	0	(43)
Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	5,800	(454)	320	0	(134)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	13,400	(27)	(52)	0	(79)
$(1,218)	$697	$114	$(635)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month TRY-LIBOR plus 0.114% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2021	TRY	247,600	$38,358	$345	$(2,061)	$0	$(1,716)
GLM	Floating rate equal to 3-Month TRY-LIBOR plus 0.223% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	04/16/2024	34,700	6,006	2	687	689	0
GST	Floating rate equal to 3-Month USD-LIBOR plus 0.127% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	03/20/2021	$40,831	TRY	247,600	17	3,749	3,766	0
Floating rate equal to 3-Month USD-LIBOR plus 0.176% based on the notional amount of currency received	Floating rate equal to 3-Month TRY-LIBOR based on the notional amount of currency delivered	Maturity	09/16/2020	28,717	163,400	(4)	1,214	1,210	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

HUS	Floating rate equal to 3-Month TRY-LIBOR plus 0.197% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/27/2020	TRY	57,987	$12,081	(18)	(2,065)	0	(2,083)
$342	$1,524	$5,665	$(3,799)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month COP-IBR Compounded-OIS	5.340%	Quarterly	02/26/2024	COP	27,739,000	$0	$(682)	$0	$(682)
Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029	19,262,000	0	(764)	0	(764)
Pay	3-Month ILS-TELBOR	1.963	Annual	02/16/2028	ILS	28,700	(2)	1,027	1,025	0
Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028	130,200	0	(1,112)	0	(1,112)
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	18,500	0	656	656	0
Receive	3-Month KRW-KORIBOR	1.197	Quarterly	03/18/2025	KRW	64,449,000	0	(874)	0	(874)
BPS	Pay	3-Month CNY-CNREPOFIX	2.378	Quarterly	03/18/2025	CNY	22,300	0	8	8	0
Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/13/2024	COP	35,601,000	0	(879)	0	(879)
Pay	3-Month COP-IBR Compounded-OIS	5.240	Quarterly	04/29/2024	31,289,000	0	766	766	0
Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	81,064,000	0	(2,559)	0	(2,559)
Pay	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	06/21/2026	18,583,800	0	671	671	0
Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	01/11/2029	77,875,400	24	(3,023)	0	(2,999)
Receive	3-Month COP-IBR Compounded-OIS	5.980	Quarterly	02/12/2029	19,455,000	0	(745)	0	(745)
Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/13/2029	41,705,000	0	(1,656)	0	(1,656)
Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	46	46	0
Receive	3-Month KRW-KORIBOR	1.420	Quarterly	01/23/2022	KRW	167,322,800	0	(1,450)	0	(1,450)
Pay	3-Month KRW-KORIBOR	1.450	Quarterly	01/23/2025	67,610,200	0	1,571	1,571	0
Pay	6-Month THB-THBFIX	2.390	Semi-Annual	12/19/2028	THB	275,200	0	1,088	1,088	0
Pay	6-Month THB-THBFIX	2.417	Semi-Annual	12/19/2028	63,600	0	256	256	0
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024	ILS	12,800	0	137	137	0
Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024	39,500	0	(219)	0	(219)
Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028	43,000	0	(344)	0	(344)
Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	46,200	0	1,587	1,587	0
BSH	Receive	6-Month CLP-CHILIBOR	2.910	Semi-Annual	06/06/2023	CLP	10,000,000	0	(820)	0	(820)
Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	15,998,900	0	2,891	2,891	0
Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029	3,550,000	0	(513)	0	(513)
CBK	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	128	128	0
Pay	3-Month COP-IBR Compounded-OIS	5.120	Quarterly	12/11/2021	44,294,200	0	516	516	0
Receive	3-Month COP-IBR Compounded-OIS	5.340	Quarterly	02/26/2024	76,479,000	0	(1,880)	0	(1,880)
Pay	3-Month COP-IBR Compounded-OIS	5.255	Quarterly	04/29/2024	27,422,000	0	675	675	0
Pay	3-Month COP-IBR Compounded-OIS	4.582	Quarterly	06/18/2024	16,550,000	0	286	286	0
Pay	3-Month COP-IBR Compounded-OIS	5.780	Quarterly	06/07/2026	21,863,000	0	738	738	0
Pay	3-Month COP-IBR Compounded-OIS	6.395	Quarterly	10/24/2028	29,025,400	0	1,369	1,369	0
Receive	3-Month COP-IBR Compounded-OIS	5.990	Quarterly	01/14/2029	20,741,300	(4)	(807)	0	(811)
Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	03/26/2029	28,930,500	0	952	952	0
Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	840	840	0
Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024	146,100	0	(1,364)	0	(1,364)
Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024	64,700	0	(333)	0	(333)
Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	41	41	0
Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	2,445,900	(38)	(442)	0	(480)
Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025	THB	158,600	0	522	522	0
Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025	294,600	0	1,078	1,078	0
DUB	Pay	1-Year BRL-CDI	7.238	Maturity	01/04/2021	BRL	285,600	0	2,736	2,736	0
Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021	COP	94,278,300	0	512	512	0
Pay	3-Month COP-IBR Compounded-OIS	5.275	Quarterly	04/04/2023	15,847,400	0	340	340	0
Receive	3-Month COP-IBR Compounded-OIS	5.300	Quarterly	02/12/2024	37,015,000	0	(899)	0	(899)
Pay	3-Month COP-IBR Compounded-OIS	5.171	Quarterly	05/21/2024	135,854,300	0	3,205	3,205	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(936)	0	(936)
	Receive	3-Month COP-IBR Compounded-OIS	6.050	Quarterly	02/15/2029		8,379,000	0	(332)	0	(332)
	Receive	3-Month ILS-TELBOR	0.590	Annual	10/11/2020	ILS	284,000	0	(455)	0	(455)
	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	(195)	0	(195)
	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028		11,000	0	416	416	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025	THB	162,100	0	511	511	0
FBF	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	03/18/2021	CLP	10,010,000	0	344	344	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025	THB	50,980	0	184	184	0
GLM	Pay	3-Month COP-IBR Compounded-OIS	5.495	Quarterly	08/30/2023	COP	12,586,800	0	304	304	0
	Receive	3-Month COP-IBR Compounded-OIS	5.338	Quarterly	02/14/2024		151,326,000	(7)	(3,723)	0	(3,730)
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024		16,490,000	0	536	536	0
	Pay	3-Month COP-IBR Compounded-OIS	5.170	Quarterly	05/23/2024		11,411,000	0	268	268	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		114,457,000	(8)	(2,329)	0	(2,337)
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	931	928	0
	Pay	3-Month ILS-TELBOR	0.235	Annual	01/15/2023	ILS	122,700	0	169	169	0
	Pay	3-Month ILS-TELBOR	1.408	Annual	12/10/2023		244,300	0	3,678	3,678	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024		171,400	0	1,825	1,825	0
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		91,200	0	(852)	0	(852)
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		235,300	0	(2,226)	0	(2,226)
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	(289)	0	(289)
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	1,731	1,731	0
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	39	39	0
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	115	115	0
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	1,271	1,271	0
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	(127)	0	(127)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	656	656	0
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		36,800	0	(296)	0	(296)
	Pay	3-Month KRW-KORIBOR	1.193	Quarterly	03/18/2022	KRW	147,137,000	0	867	867	0
	Receive	6-Month CLP-CHILIBOR	2.050	Semi-Annual	08/01/2021	CLP	21,555,000	0	(538)	0	(538)
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022		12,855,400	0	935	935	0
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	501	501	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	(641)	0	(641)
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	3,166	3,166	0
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	1,373	1,373	0
	Pay	6-Month CLP-CHILIBOR(8)	4.319	Semi-Annual	05/22/2029		10,120,000	0	875	875	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	242	242	0
	Pay	6-Month THB-THBFIX	2.110	Semi-Annual	01/26/2022	THB	1,415,700	816	511	1,327	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023		781,200	183	846	1,029	0
	Pay	6-Month THB-THBFIX	0.868	Semi-Annual	03/18/2025		2,145,600	0	400	400	0
	Receive	6-Month THB-THBFIX(8)	0.780	Semi-Annual	09/16/2025		87,500	0	(2)	0	(2)
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(142)	0	(125)
HUS	Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/17/2025	CNY	126,400	0	167	167	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	996	996	0
	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	1,211	1,211	0
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	657	657	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	708	709	0
	Pay	6-Month THB-THBFIX	1.990	Semi-Annual	06/08/2023	THB	308,900	10	397	407	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		118,800	0	337	337	0
JPM	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	51,628,600	0	274	274	0
	Pay	3-Month COP-IBR Compounded-OIS	5.250	Quarterly	04/23/2024		43,681,500	0	1,075	1,075	0
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024		48,804,400	0	(997)	0	(997)
	Pay	3-Month COP-IBR Compounded-OIS	4.607	Quarterly	06/17/2024		37,598,500	0	659	659	0
	Pay	3-Month COP-IBR Compounded-OIS	5.730	Quarterly	06/21/2024		24,420,500	0	706	706	0
	Receive	3-Month COP-IBR Compounded-OIS	5.630	Quarterly	02/07/2026		16,543,000	0	(528)	0	(528)
	Pay	3-Month COP-IBR Compounded-OIS	5.770	Quarterly	06/07/2026		36,887,000	0	1,240	1,240	0
	Receive	3-Month COP-IBR Compounded-OIS	6.390	Quarterly	11/21/2028		37,114,100	0	(1,725)	0	(1,725)
	Receive	3-Month COP-IBR Compounded-OIS	6.320	Quarterly	12/10/2028		28,956,000	0	(1,291)	0	(1,291)
	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029		31,432,000	0	(1,192)	0	(1,192)
	Pay	3-Month ILS-TELBOR	0.140	Annual	10/11/2020	ILS	284,000	0	79	79	0
	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	(337)	0	(337)
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	(204)	0	(204)
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	634	634	0
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	(701)	0	(701)
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(125)	0	(125)
MYC	Receive	3-Month MYR-KLIBOR(8)	2.365	Quarterly	09/17/2025	MYR	12,700	0	(38)	0	(38)
	Pay	6-Month THB-THBFIX	1.110	Semi-Annual	01/24/2022	THB	2,930,600	0	845	845	0
	Receive	6-Month THB-THBFIX	0.816	Semi-Annual	03/18/2022		2,214,300	0	(257)	0	(257)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	6-Month THB-THBFIX(8)	0.715	Semi-Annual	09/16/2022		716,300	0	(61)	0	(61)
	Receive	6-Month THB-THBFIX	1.265	Semi-Annual	01/24/2025		1,196,500	0	(984)	0	(984)
	Receive	6-Month THB-THBFIX(8)	0.963	Semi-Annual	09/16/2025		236,500	0	(75)	0	(75)
SCX	Receive	3-Month CNY-CNREPOFIX	2.895	Quarterly	09/17/2024	CNY	92,300	0	(322)	0	(322)
	Receive	6-Month THB-THBFIX	1.209	Semi-Annual	01/15/2025	THB	1,190,800	0	(874)	0	(874)
	Pay	6-Month THB-THBFIX(8)	0.918	Semi-Annual	09/16/2030		174,800	0	(50)	0	(50)
								$989	$13,112	$58,326	$(44,225)
Total Swap Agreements								$608	$17,845	$67,112	$(48,659)
(m)

Securities with an aggregate market value of $15,356 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$934	$0	$934
Sovereign Issues	0	11,902	0	11,902
Brazil
Corporate Bonds & Notes	0	68,184	0	68,184
Loan Participations and Assignments	0	0	22,820	22,820
Sovereign Issues	0	38,932	0	38,932
Cayman Islands
Asset-Backed Securities	0	0	6,313	6,313
Convertible Bonds & Notes	0	4,753	0	4,753
Corporate Bonds & Notes	0	13,064	0	13,064
Chile
Corporate Bonds & Notes	0	985	0	985
Sovereign Issues	0	35,815	0	35,815
China
Corporate Bonds & Notes	0	1,732	0	1,732
Sovereign Issues	0	73,218	0	73,218
Colombia
Corporate Bonds & Notes	0	24,354	0	24,354
Sovereign Issues	0	18,074	0	18,074
Czech Republic
Sovereign Issues	0	50,889	0	50,889
Dominican Republic
Sovereign Issues	0	17,930	17,930	35,860
Egypt
Sovereign Issues	0	2,461	0	2,461
France
Corporate Bonds & Notes	0	0	1,410	1,410
Germany
Corporate Bonds & Notes	0	10,642	33,731	44,373
Hong Kong
Corporate Bonds & Notes	0	12,255	0	12,255
Hungary
Sovereign Issues	0	105,669	0	105,669
India
Corporate Bonds & Notes	0	7,922	0	7,922
Indonesia
Corporate Bonds & Notes	0	9,654	0	9,654
Sovereign Issues	0	3,100	0	3,100
Italy
Corporate Bonds & Notes	0	4,182	0	4,182
Jersey, Channel Islands
Asset-Backed Securities	0	0	4,794	4,794
Kazakhstan
Corporate Bonds & Notes	0	7,517	0	7,517
Luxembourg
Corporate Bonds & Notes	0	478	0	478
Malaysia
Sovereign Issues	0	74,896	0	74,896
Mauritius
Corporate Bonds & Notes	0	4,751	0	4,751
Mexico
Corporate Bonds & Notes	0	16,328	0	16,328
Sovereign Issues	0	41,704	0	41,704
Mongolia
Sovereign Issues	0	2,911	0	2,911
Netherlands
Asset-Backed Securities	0	337	0	337
Corporate Bonds & Notes	0	9,945	0	9,945
Peru
Corporate Bonds & Notes	0	8,179	0	8,179
Sovereign Issues	0	130,599	0	130,599
Philippines
Sovereign Issues	0	8,772	0	8,772
Poland
Sovereign Issues	0	87,813	0	87,813
Qatar
Corporate Bonds & Notes	0	0	133	133
Romania
Sovereign Issues	0	32,324	0	32,324
Russia
Sovereign Issues	0	121,068	0	121,068
South Africa
Corporate Bonds & Notes	0	18,669	0	18,669
Loan Participations and Assignments	0	0	22,162	22,162
Sovereign Issues	0	101,612	0	101,612
South Korea
Sovereign Issues	0	34	0	34
Spain
Sovereign Issues	0	1,008	0	1,008
Supranational
Corporate Bonds & Notes	0	34	0	34
Thailand
Sovereign Issues	0	51,587	0	51,587
Turkey

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	24,328	0	24,328
Ukraine
Sovereign Issues	0	3,094	0	3,094
United Kingdom
Corporate Bonds & Notes	0	2,775	0	2,775
Non-Agency Mortgage-Backed Securities	0	21,218	0	21,218
United States
Asset-Backed Securities	0	92,947	0	92,947
Corporate Bonds & Notes	0	101,364	0	101,364
Loan Participations and Assignments	0	4,486	0	4,486
Non-Agency Mortgage-Backed Securities	0	63,074	0	63,074
Sovereign Issues	0	146,597	0	146,597
U.S. Government Agencies	0	151	0	151
Uruguay
Sovereign Issues	0	2,894	0	2,894
Short-Term Instruments
Repurchase Agreements	0	1,604	0	1,604
U.S. Treasury Bills	0	21,092	0	21,092
$0	$1,723,044	$109,293	$1,832,337
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,977	$0	$0	$42,977
Total Investments	$42,977	$1,723,044	$109,293	$1,875,314
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,172	0	3,172
Over the counter	0	91,355	0	91,355
$0	$94,527	$0	$94,527
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,938)	0	(2,938)
Over the counter	0	(73,927)	0	(73,927)
$0	$(76,865)	$0	$(76,865)
Total Financial Derivative Instruments	$0	$17,662	$0	$17,662
Totals	$42,977	$1,740,706	$109,293	$1,892,976

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020(1)
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$557	$20	$0	$4	$0	$(120)	$0	$(461)	$0	$0
Brazil
Loan Participations and Assignments	22,755	0	0	0	0	65	0	0	22,820	65
Cayman Islands
Asset-Backed Securities	7,381	0	(1,058)	5	2	(17)	0	0	6,313	(18)
Dominican Republic
Sovereign Issues	0	773	0	2	0	65	17,090	0	17,930	65
France
Corporate Bonds & Notes	0	1,178	0	4	0	228	0	0	1,410	228
Germany
Corporate Bonds & Notes	0	0	0	0	0	0	33,731	0	33,731	0
Jersey, Channel Islands
Asset-Backed Securities	5,748	0	(969)	8	8	(1)	0	0	4,794	(4)
Luxembourg
Corporate Bonds & Notes	5	10	0	0	0	0	0	(15)	0	0
Mexico
Corporate Bonds & Notes	0	0	(1,200)	0	1,040	160	0	0	0	0
Qatar

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	128	0	0	0	5	0	0	133	5
Loan Participations and Assignments	0	0	0	125	(35)	(90)	0	0	0	0
Senegal
Loan Participations and Assignments	7,438	0	(7,741)	0	124	179	0	0	0	0
South Africa
Loan Participations and Assignments	22,685	0	0	(27)	0	(496)	0	0	22,162	(496)
Short-Term Instruments
Argentina Treasury Bills	590	0	(467)	1	(198)	74	0	0	0	0
Totals	$67,159	$2,109	$(11,435)	$122	$941	$52	$50,821	$(476)	$109,293	$(155)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$22,820	Proxy Pricing			Base Price			100.830	—
Cayman Islands
Asset-Backed Securities		6,313	Indicative Market Quotation			Broker Quote			99.420	—
Dominican Republic
Sovereign Issues		15,278	Indicative Market Quotation			Broker Quote			95.475 — 96.506	95.531
		2,652	Other Valuation Techniques(2)			—			—	—
France
Corporate Bonds & Notes		1,410	Other Valuation Techniques(2)			—			—	—
Germany
Corporate Bonds & Notes		33,731	Reference Instrument			Yield			7.890	—
Jersey, Channel Islands
Asset-Backed Securities		4,794	Other Valuation Techniques(2)			—			—	—
Qatar
Corporate Bonds & Notes		133	Other Valuation Techniques(2)			—			—	—
South Africa
Loan Participations and Assignments		22,162	Third Party Vendor			Broker Quote			98.500	—
Total		$109,293
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 169.6% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.0%
Barclays PLC 4.610% due 02/15/2023 •	$3,500	$3,686
BOC Aviation Ltd. 2.750% due 09/18/2022	800	806
Deutsche Bank AG
1.846% (US0003M + 1.290%) due 02/04/2021 ~	900	895
1.913% (US0003M + 0.815%) due 01/22/2021 ~	5,600	5,560
MET Tower Global Funding 0.608% due 01/17/2023 •	2,800	2,780
Mitsubishi UFJ Financial Group, Inc. 1.851% (US0003M + 0.860%) due 07/26/2023 ~	2,100	2,094
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,300	1,295
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~	1,300	1,281
UBS Group AG 2.859% due 08/15/2023 •	2,500	2,592
		20,989
INDUSTRIALS 0.3%
Georgia-Pacific LLC 7.750% due 11/15/2029	30	45
Kinder Morgan, Inc. 2.499% (US0003M + 1.280%) due 01/15/2023 ~	3,300	3,301
Sands China Ltd. 5.400% due 08/08/2028	800	886
United Airlines Pass-Through Trust
2.875% due 04/07/2030	955	894
3.100% due 04/07/2030	955	800
		5,926
UTILITIES 0.1%
National Rural Utilities Cooperative Finance Corp. 2.400% due 03/15/2030	1,300	1,390
Petrobras Global Finance BV 5.093% due 01/15/2030	623	622
		2,012
Total Corporate Bonds & Notes (Cost $28,755)		28,927
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	85	86
Total Municipal Bonds & Notes (Cost $82)		86
U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.000% due 11/15/2030 (b)	400	349
3.000% due 07/25/2043	1,795	1,873
3.680% due 01/01/2029	1,700	1,978
3.790% due 01/01/2029	2,000	2,349
3.880% due 01/01/2031	1,790	2,129
3.920% due 01/01/2031	762	912
5.000% due 08/25/2033	43	49
5.500% due 04/25/2033 - 08/25/2035	92	105
6.000% due 12/25/2034	254	355
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031 (a)	10,500	9,598
0.000% due 03/15/2031 - 07/15/2032 (b)	9,300	7,954
3.000% due 04/15/2053	1,906	2,013
4.436% due 11/25/2052 ~	5,042	5,884
5.500% due 02/15/2024	35	37
6.000% due 06/15/2035	410	568

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Ginnie Mae 5.500% due 10/20/2037	200	258
Residual Funding Corp. STRIPS(b) 0.000% due 04/15/2030	4,100	3,618
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)	3,191	2,893
Small Business Administration 5.290% due 12/01/2027	54	59
Tennessee Valley Authority STRIPS 4.625% due 09/15/2060	1,000	1,565
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	203	215
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	6,900	7,027
2.500% due 09/01/2050	5,100	5,294
3.500% due 08/01/2050	9,500	9,992
4.000% due 08/01/2050	4,000	4,241
4.500% due 07/01/2050	700	752
Total U.S. Government Agencies (Cost $64,074)		72,067
U.S. TREASURY OBLIGATIONS 159.5%
U.S. Treasury Bonds
1.250% due 05/15/2050 (f)	816,000	783,615
2.000% due 02/15/2050 (f)	481,230	550,990
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044	11,830	15,842
3.125% due 11/15/2041 (f)	86,550	117,260
3.125% due 08/15/2044 (f)	3,600	4,910
3.125% due 05/15/2048 (f)	1,290	1,808
3.625% due 02/15/2044 (f)	16,500	24,158
3.875% due 08/15/2040	200	298
4.250% due 11/15/2040 (f)	26,700	41,730
4.375% due 05/15/2040	780	1,233
4.500% due 08/15/2039 (f)	400	637
4.750% due 02/15/2041 (f)	6,100	10,124
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2022 (f)	2,953	2,999
0.250% due 07/15/2029 (j)	281	308
0.500% due 01/15/2028 (f)	10,313	11,307
0.750% due 07/15/2028 (f)	2,125	2,398
0.750% due 02/15/2045	69	84
0.875% due 01/15/2029 (f)	3,870	4,413
1.000% due 02/15/2048 (f)	3,744	4,959
1.375% due 02/15/2044 (f)	836	1,143
2.500% due 01/15/2029 (f)	8,003	10,268
U.S. Treasury Notes
0.375% due 04/30/2025	130,800	131,411
0.500% due 03/31/2025	89,000	89,959
1.500% due 02/15/2030 (f)	133,220	144,023
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	100,300	87,020
0.000% due 08/15/2034 (a)	76,520	66,118
0.000% due 11/15/2034 (a)(h)	34,600	29,798
0.000% due 08/15/2035 (a)(h)	6,870	5,847
0.000% due 05/15/2036 (a)	52,000	43,635
0.000% due 11/15/2036 (a)	76,900	63,751
0.000% due 05/15/2037 (a)	54,350	44,548
0.000% due 08/15/2037 (a)	9,100	7,431
0.000% due 08/15/2041 (b)(h)	14,800	11,277
0.000% due 02/15/2042 (b)(h)	9,500	7,148
0.000% due 05/15/2042 (b)(h)	9,700	7,237
0.000% due 08/15/2042 (b)	207,500	153,663
0.000% due 11/15/2042 (b)	180,200	132,347
0.000% due 02/15/2043 (b)	185,200	135,000
0.000% due 05/15/2043 (b)	203,710	147,677
0.000% due 08/15/2043 (b)	220,500	158,862
0.000% due 11/15/2043 (b)	72,300	51,778
0.000% due 02/15/2044 (b)	51,400	36,552
0.000% due 05/15/2044 (b)	88,500	62,637
0.000% due 08/15/2044 (b)	1,500	1,056
0.000% due 11/15/2044 (b)	4,800	3,363
0.000% due 02/15/2045 (b)	5,200	3,626
0.000% due 05/15/2045 (b)	7,750	5,377
0.000% due 08/15/2046 (b)(h)(j)	3,500	2,382
Total U.S. Treasury Obligations (Cost $2,805,602)		3,224,008
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	2,614
BAMLL Commercial Mortgage Securities Trust
1.235% due 04/15/2036 •	3,200	3,058
1.385% due 03/15/2034 •	1,500	1,403
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •	3,832	3,682

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	891
5.122% due 08/10/2035 ~		600	636
BWAY Mortgage Trust 3.454% due 03/10/2033		3,000	3,224
ChaseFlex Trust 0.465% due 05/25/2037 •		2,770	2,577
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036		7,950	8,574
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~		2,800	2,860
Commercial Mortgage Trust 3.942% due 04/10/2033 ~		2,500	2,527
Countrywide Home Loan Mortgage Pass-Through Trust 3.772% due 09/25/2047 ^~		148	135
Credit Suisse Mortgage Capital Certificates 0.338% due 11/27/2036 •		1,364	1,364
DBWF Mortgage Trust 3.791% due 12/10/2036		4,400	4,903
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		1,800	1,514
3.932% due 10/10/2035 ~		800	844
Hilton USA Trust 4.333% due 11/05/2038 ~		1,000	978
JPMorgan Chase Commercial Mortgage Securities Trust
1.635% due 12/15/2031 •		2,400	2,356
2.798% due 10/05/2031		2,800	2,794
JPMorgan Mortgage Trust
1.085% due 12/25/2049 •		984	983
3.968% due 07/25/2035 ~		51	49
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049		600	627
Morgan Stanley Capital Trust 4.418% due 07/11/2040 ~		1,600	1,743
Motel 6 Trust 1.105% due 08/15/2034 •		1,445	1,420
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		3,058	3,229
Towd Point Mortgage Funding 1.481% due 02/20/2054 •	GBP	1,877	2,327
VNDO Trust 3.805% due 01/10/2035		$3,600	4,016
WaMu Mortgage Pass-Through Certificates Trust
2.234% due 01/25/2047 •		2	1
2.240% due 08/25/2046 •		3,399	3,039
2.240% due 10/25/2046 •		5	4
Wells Fargo Commercial Mortgage Trust 3.486% due 12/15/2059		3,800	4,077
Total Non-Agency Mortgage-Backed Securities (Cost $68,559)			68,449
ASSET-BACKED SECURITIES 1.2%
Arbor Realty Commercial Real Estate Notes Ltd. 1.335% due 05/15/2037 •		1,700	1,659
Bear Stearns Asset-Backed Securities Trust 4.124% due 07/25/2036 ~		3	3
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		1,199	1,182
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		682	676
ECMC Group Student Loan Trust 0.935% due 02/27/2068 •		604	587
Encore Credit Receivables Trust 0.845% due 07/25/2035 •		1,977	1,956
Fremont Home Loan Trust 1.250% due 06/25/2035 •		2,100	2,036
JPMorgan Mortgage Acquisition Corp. 0.665% due 12/25/2035 •		3,000	2,915
LCM LP 2.175% due 10/20/2027 •		800	787
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		3,000	2,971
M360 Advisors LLC 4.395% due 07/24/2028		701	701
MASTR Asset-Backed Securities Trust 1.010% due 10/25/2034 •		2,042	1,982
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,600	1,623
Residential Asset Securities Corp. Trust 0.405% due 02/25/2037 •		800	722
SLM Student Loan Trust 1.591% due 10/25/2029 •		800	787
Wells Fargo Home Equity Asset-Backed Securities Trust 0.455% due 07/25/2036 •		1,462	1,445

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Zais CLO Ltd. 2.369% due 04/15/2028 •		2,569	2,544
Total Asset-Backed Securities (Cost $24,722)			24,576
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond
2.750% due 03/20/2022		2,200	2,273
3.500% due 03/20/2027		3,300	3,690
Qatar Government International Bond 3.875% due 04/23/2023		1,900	2,042
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	392
Uruguay Government International Bond 4.975% due 04/20/2055		$1,900	2,442
Total Sovereign Issues (Cost $9,895)			10,839
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%			737
U.S. TREASURY BILLS 0.0%
0.152% due 09/03/2020 (b)(c)		25	25
Total Short-Term Instruments (Cost $762)			762
Total Investments in Securities (Cost $3,002,451)			3,429,714
		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short Asset Portfolio		2,242,353	22,367
PIMCO Short-Term Floating NAV Portfolio III		1,950,993	19,235
Total Short-Term Instruments (Cost $41,692)			41,602
Total Investments in Affiliates (Cost $41,692)			41,602
Total Investments 171.7% (Cost $3,044,143)			$3,471,316
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $(216))			2,119
Other Assets and Liabilities, net (71.8)%			(1,451,835)
Net Assets 100.0%			$2,021,600

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$737	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(752)	$737	$737
Total Repurchase Agreements	$(752)	$737	$737
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.190%	06/02/2020	07/02/2020	$(23,150)	$(23,154)
BOS	0.050	05/20/2020	07/15/2020	(57,250)	(57,253)
BSN	0.240	04/09/2020	07/09/2020	(61,594)	(61,628)
0.240	04/16/2020	07/09/2020	(42,019)	(42,040)
DEU	0.210	05/04/2020	07/02/2020	(6,023)	(6,026)
GRE	0.230	05/06/2020	07/06/2020	(2,356)	(2,356)
0.240	05/04/2020	07/06/2020	(4,995)	(4,997)
0.240	05/07/2020	07/07/2020	(12,188)	(12,193)
JPS	0.060	06/18/2020	07/02/2020	(55,938)	(55,939)
0.060	06/25/2020	07/02/2020	(266,493)	(266,495)
0.070	06/23/2020	07/07/2020	(171,563)	(171,565)
0.080	06/25/2020	07/02/2020	(336,875)	(336,880)
0.140	06/17/2020	07/15/2020	(53,586)	(53,589)
0.140	06/23/2020	07/07/2020	(90,417)	(90,420)
Total Reverse Repurchase Agreements	$(1,184,535)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	0.080%	06/26/2020	07/06/2020	$(223,196)	$(223,198)
UBS	0.200	05/08/2020	07/08/2020	(6,451)	(6,453)
Total Sale-Buyback Transactions	$(229,651)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	09/01/2050	$6,700	$(7,019)	$(7,033)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2050	700	(755)	(755)
Total Short Sales (0.4)%	$(7,774)	$(7,788)
(f)	Securities with an aggregate market value of $1,412,565 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,275,869) at a weighted average interest rate of 0.193%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

(2)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	879	$(194,108)	$(48)	$0	$(14)
U.S. Treasury 10-Year Note September Futures	09/2020	1,817	(252,875)	(743)	284	0
U.S. Treasury 10-Year Ultra September Futures	09/2020	1,354	(213,234)	(1,149)	339	0
U.S. Treasury 30-Year Bond September Futures	09/2020	3,024	(539,973)	(1,508)	1,417	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	19	(4,145)	16	20	0
Total Futures Contracts	$(3,432)	$2,060	$(14)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-27 5-Year Index	(1.000)%	Quarterly	12/20/2021	$6,300	$(89)	$70	$(19)	$0	$(2)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	8,100	(128)	104	(24)	0	(4)
iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	6,200	(162)	50	(112)	0	(12)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	11,300	(293)	80	(213)	0	(33)
$(672)	$304	$(368)	$0	$(51)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.275%	Semi-Annual	03/03/2025	CAD	2,400	$0	$43	$43	$0	$(2)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	9	9	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	171	181	0	(7)
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022	$121,400	318	5,040	5,358	27	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	153,100	(168)	(8,419)	(8,587)	0	(20)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	8,900	(184)	(789)	(973)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	16,100	(63)	(682)	(745)	6	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,300	49	(500)	(451)	5	0
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	22,800	(48)	(2,239)	(2,287)	43	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	23,900	(67)	(748)	(815)	47	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	24,600	(266)	(4,300)	(4,566)	50	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	14,200	801	(1,660)	(859)	29	0
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	11,900	487	(4,944)	(4,457)	103	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,700	(4)	(617)	(621)	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	1,100	(8)	(319)	(327)	10	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	2,600	(5)	(499)	(504)	23	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	4,100	(23)	(913)	(936)	37	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	6,500	0	11	11	0	0
$829	$(21,355)	$(20,526)	$398	$(29)
Total Swap Agreements	$157	$(21,051)	$(20,894)	$398	$(80)
(h)	Securities with an aggregate market value of $31,321 and cash of $2,896 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

(4)			This instrument has a forward starting effective date.
(i)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received		Asset	Liability
BOA	07/2020	ZAR	6,452	$340		$0	$(32)
BPS	07/2020	RUB	1,636	23		0	0
BRC	12/2020		$2,608	MXN	57,677	0	(147)
CBK	08/2020	GBP	1,919	$2,341		0	(37)
	08/2020	SEK	110	11		0	(1)
GLM	07/2020	RUB	2,375	32		0	(1)
UAG	07/2020		3,628	49		0	(2)
Total Forward Foreign Currency Contracts						$0	$(220)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		$101.000	07/07/2020	9,200	$(66)	$(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050		100.625	08/06/2020	800	(6)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.219	08/06/2020	800	(3)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.055	08/06/2020	400	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.133	08/06/2020	1,900	(7)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		100.723	07/07/2020	6,000	(39)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		100.789	07/07/2020	6,000	(39)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		100.867	07/07/2020	5,800	(38)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		102.504	07/07/2020	15,500	(72)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		102.531	07/07/2020	6,500	(23)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050		100.641	08/06/2020	800	(6)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.094	08/06/2020	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.133	08/06/2020	1,000	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.563	08/06/2020	1,400	(8)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		102.516	07/07/2020	6,500	(23)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		102.578	07/07/2020	8,000	(37)	0
Total Written Options						$(373)	$(25)
(j)

Securities with an aggregate market value of $107 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)			Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,989	$0	$20,989
Industrials	0	5,926	0	5,926
Utilities	0	2,012	0	2,012
Municipal Bonds & Notes
West Virginia	0	86	0	86
U.S. Government Agencies	0	72,067	0	72,067
U.S. Treasury Obligations	0	3,224,008	0	3,224,008
Non-Agency Mortgage-Backed Securities	0	68,449	0	68,449
Asset-Backed Securities	0	24,576	0	24,576
Sovereign Issues	0	10,839	0	10,839
Short-Term Instruments
Repurchase Agreements	0	737	0	737
U.S. Treasury Bills	0	25	0	25
	$0	$3,429,714	$0	$3,429,714
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$41,602	$0	$0	$41,602
Total Investments	$41,602	$3,429,714	$0	$3,471,316
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,788)	$0	$(7,788)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2,060	$398	$0	$2,458
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(80)	0	(94)
Over the counter	0	(245)	0	(245)
	$(14)	$(325)	$0	$(339)
Total Financial Derivative Instruments	$2,046	$73	$0	$2,119
Totals	$43,648	$3,421,999	$0	$3,465,647

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.3% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,750	$16
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		2,100	18
Provincia de Buenos Aires 28.192% due 04/12/2025		1,170	9
			27
Total Argentina (Cost $144)			43
AUSTRALIA 2.8%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
RESIMAC Bastille Trust
1.024% due 12/05/2059 •		$167	166
1.104% due 09/05/2057 •		381	379
			545
SOVEREIGN ISSUES 2.6%
Australia Government International Bond 0.750% due 11/21/2027 (k)	AUD	1,690	1,241
New South Wales Treasury Corp.
2.000% due 03/20/2031 (k)		1,100	801
2.750% due 11/20/2025 (k)		4,813	3,754
3.000% due 02/20/2030		300	239
Northern Territory Treasury Corp. 2.000% due 04/21/2031		500	350
Queensland Treasury Corp.
1.750% due 08/21/2031		300	212
3.500% due 08/21/2030 (k)		1,000	831
Treasury Corp. of Victoria
1.500% due 11/20/2030		400	280
2.500% due 10/22/2029		100	77
4.250% due 12/20/2032 (k)		600	542
Western Australian Treasury Corp. 2.750% due 07/24/2029		100	78
			8,405
Total Australia (Cost $8,851)			8,950
BRAZIL 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco Votorantim S.A. 4.500% due 09/24/2024		$2,200	2,207
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (d)(g)		653	3
Petrobras Global Finance BV
5.093% due 01/15/2030		146	146
7.250% due 03/17/2044		790	862
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	11,500	2,421
Total Brazil (Cost $6,433)			5,639
CANADA 1.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$185	168

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	584
			752
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools 0.825% (CDOR01 + 0.300%) due 08/01/2020 ~	CAD	757	558
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		388	290
			848
SOVEREIGN ISSUES 0.8%
Canada Government Real Return Bond 3.000% due 12/01/2036 (f)(k)		1,977	2,194
Province of Quebec 1.850% due 02/13/2027		600	466
			2,660
Total Canada (Cost $4,422)			4,260
CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 2.1%
Bowman Park CLO Ltd. 1.540% due 11/23/2025 •		$379	377
Cent CLO Ltd. 2.289% due 10/15/2026 •		1,200	1,185
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		297	294
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		288	288
Jamestown CLO Ltd. 2.355% due 01/17/2027 •		1,084	1,076
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •		14	14
Palmer Square Loan Funding Ltd.
1.292% due 11/15/2026 •		686	679
2.005% due 07/20/2028 •		800	796
Sound Point CLO Ltd. 2.025% due 01/20/2028 •		532	527
Telos CLO Ltd. 2.405% due 01/17/2027 •		1,114	1,106
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •		262	261
Venture CLO Ltd. 2.099% due 04/15/2027 •		198	195
WhiteHorse Ltd. 2.065% due 04/17/2027 •		124	123
			6,921
CORPORATE BONDS & NOTES 2.3%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		500	471
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		200	210
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		200	211
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		867	715
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		4,158	395
QNB Finance Ltd.
1.295% (SOFRRATE + 1.225%) due 02/12/2022 ~		500	499
1.556% (US0003M + 1.000%) due 05/02/2022 ~		600	594
1.713% (US0003M + 1.350%) due 05/31/2021 ~		3,400	3,420
Sands China Ltd.
4.600% due 08/08/2023		200	211
5.125% due 08/08/2025		200	218
5.400% due 08/08/2028		300	332
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	206
			7,482
Total Cayman Islands (Cost $16,987)			14,403
CHILE 0.8%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,132

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SOVEREIGN ISSUES 0.5%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	951
Chile Government International Bond 2.450% due 01/31/2031		$500	519
			1,470
Total Chile (Cost $2,609)			2,602
CHINA 2.5%
SOVEREIGN ISSUES 2.5%
China Development Bank
3.050% due 08/25/2026	CNY	8,800	1,228
3.680% due 02/26/2026		12,900	1,864
3.800% due 01/25/2036		2,000	286
4.040% due 04/10/2027		4,700	692
4.240% due 08/24/2027		27,300	4,069
Total China (Cost $8,122)			8,139
COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol S.A. 5.875% due 05/28/2045		$700	736
SOVEREIGN ISSUES 0.1%
Colombian TES 6.000% due 04/28/2028	COP	1,230,000	332
Total Colombia (Cost $1,081)			1,068
CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	240
2.500% due 08/25/2028		900	43
Total Czech Republic (Cost $264)			283
DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	20,913	3,137
1.500% due 10/01/2037		134	21
1.500% due 10/01/2050		1,997	308
3.000% due 10/01/2047		12	2
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		39,791	5,949
2.500% due 10/01/2047		24	4
Nykredit Realkredit A/S
1.000% due 10/01/2050		33,292	4,959
2.500% due 10/01/2047		8	1
Realkredit Danmark A/S
2.500% due 04/01/2036		53	8
2.500% due 04/01/2047		20	3
Total Denmark (Cost $14,281)			14,392
FINLAND 0.9%
SOVEREIGN ISSUES 0.9%
Finland Government Bond
0.500% due 04/15/2026 (k)	EUR	1,500	1,783
0.875% due 09/15/2025 (k)		900	1,087
Total Finland (Cost $2,785)			2,870
FRANCE 2.6%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas S.A.
2.219% due 06/09/2026 •		$800	818
3.375% due 01/23/2026	GBP	800	1,084

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Credit Agricole S.A. 3.750% due 04/24/2023		$1,900	2,035
			3,937
SOVEREIGN ISSUES 1.4%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	2,800	3,967
2.000% due 05/25/2048 (k)		300	468
			4,435
Total France (Cost $7,854)			8,372
GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$700	696
1.913% (US0003M + 0.815%) due 01/22/2021 ~		300	298
2.625% due 02/12/2026	EUR	300	354
3.150% due 01/22/2021		$100	100
3.961% due 11/26/2025 •		1,000	1,050
4.250% due 10/14/2021		1,300	1,335
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		800	816
Volkswagen Financial Services AG 0.250% due 10/16/2020	EUR	800	898
Total Germany (Cost $5,431)			5,547
GUERNSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,900	2,048
Total Guernsey, Channel Islands (Cost $1,898)			2,048
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CMHI Finance BVI Co. Ltd. 4.375% due 08/06/2023		$200	215
Total Hong Kong (Cost $202)			215
INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Muthoot Finance Ltd. 6.125% due 10/31/2022		$900	913
Shriram Transport Finance Co. Ltd.
5.700% due 02/27/2022		900	837
5.950% due 10/24/2022		400	367
Total India (Cost $2,236)			2,117
INDONESIA 2.0%
SOVEREIGN ISSUES 2.0%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	800	936
4.100% due 04/24/2028		$2,500	2,776
5.250% due 01/17/2042		1,100	1,364
8.375% due 03/15/2034	IDR	18,578,000	1,374
Total Indonesia (Cost $5,904)			6,450
IRELAND 1.4%
ASSET-BACKED SECURITIES 0.5%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	280
Toro European CLO DAC 0.900% due 10/15/2030 •		1,100	1,221
			1,501
CORPORATE BONDS & NOTES 0.9%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,800	1,808

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

AIB Group PLC 4.750% due 10/12/2023		200	216
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		600	602
3.000% due 07/15/2022		400	402
			3,028
Total Ireland (Cost $4,581)			4,529
ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond 3.800% due 05/13/2060		$1,000	1,164
Total Israel (Cost $1,038)			1,164
ITALY 8.8%
CORPORATE BONDS & NOTES 1.7%
Banca Carige SpA
1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,000	1,130
1.539% due 10/25/2021 •		1,100	1,244
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(g)(h)		600	673
7.750% due 01/11/2027 •(g)(h)		300	369
UniCredit SpA
7.830% due 12/04/2023		$1,000	1,158
9.250% due 06/03/2022 •(g)(h)	EUR	900	1,079
			5,653
SOVEREIGN ISSUES 7.1%
Italy Buoni Poliennali Del Tesoro
2.100% due 07/15/2026 (k)		1,900	2,292
2.350% due 09/15/2024 (f)(k)		15,700	19,069
2.500% due 11/15/2025 (k)		1,300	1,596
			22,957
Total Italy (Cost $27,987)			28,610
JAPAN 6.9%
CORPORATE BONDS & NOTES 2.0%
Central Nippon Expressway Co. Ltd. 1.014% (US0003M + 0.540%) due 08/04/2020 ~		$2,000	2,001
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	233
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		1,100	1,175
Mizuho Financial Group, Inc.
1.195% (US0003M + 0.880%) due 09/11/2022 ~		500	502
1.315% (US0003M + 1.000%) due 09/11/2024 ~		700	695
3.922% due 09/11/2024 •		400	433
ORIX Corp. 3.250% due 12/04/2024		200	216
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025 (b)		700	701
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030 (b)		500	496
			6,452
SOVEREIGN ISSUES 4.9%
Japan Government International Bond
0.100% due 03/10/2026 (f)	JPY	904,311	8,337
0.100% due 03/10/2028 (f)		343,376	3,169
0.500% due 03/20/2049		229,000	2,082
0.700% due 12/20/2048		116,000	1,111
1.200% due 09/20/2035		101,000	1,064
			15,763
Total Japan (Cost $22,595)			22,215
KUWAIT 1.3%
SOVEREIGN ISSUES 1.3%
Kuwait International Government Bond 3.500% due 03/20/2027		$3,700	4,137

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Kuwait (Cost $3,674)			4,137
LUXEMBOURG 1.5%
CORPORATE BONDS & NOTES 1.5%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,011	1,113
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		$800	889
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		800	842
5.250% due 05/23/2023 (h)		1,800	1,921
Total Luxembourg (Cost $4,785)			4,765
MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$200	223
4.550% due 04/21/2050		200	254
			477
SOVEREIGN ISSUES 0.2%
Malaysia Government International Bond 4.232% due 06/30/2031	MYR	2,100	537
Total Malaysia (Cost $941)			1,014
MEXICO 0.4%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2049 «		$700	0
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	800	846
4.750% due 04/27/2032		$200	221
5.000% due 04/27/2051		200	216
			1,283
Total Mexico (Cost $1,937)			1,283
MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
NXP BV 3.150% due 05/01/2027		$500	532
Total Multinational (Cost $499)			532
NETHERLANDS 1.6%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	400	446
Babson Euro CLO BV 0.659% due 10/25/2029 •		862	960
Dryden Euro CLO BV 0.880% due 01/15/2030 •		900	1,007
Tikehau CLO BV 0.880% due 12/07/2029 •		900	1,002
			3,415
CORPORATE BONDS & NOTES 0.4%
NXP BV 3.875% due 09/01/2022		$300	317
Syngenta Finance NV
4.441% due 04/24/2023		700	735
5.182% due 04/24/2028		200	214
			1,266
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 0.407% due 04/17/2041 •	EUR	298	309

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Eurosail PLC 1.250% due 10/17/2040 •		130	146
			455
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		100,000	120
Total Netherlands (Cost $5,283)			5,256
		PRINCIPAL AMOUNT (000s)
PERU 1.9%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,200	348
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
5.350% due 08/12/2040		1,400	397
5.940% due 02/12/2029		7,900	2,577
6.150% due 08/12/2032		900	291
6.350% due 08/12/2028		7,600	2,541
			5,806
Total Peru (Cost $5,759)			6,154
PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	499
Total Philippines (Cost $499)			499
QATAR 0.9%
SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
3.750% due 04/16/2030		$300	343
4.400% due 04/16/2050		300	372
4.500% due 04/23/2028		1,200	1,417
4.817% due 03/14/2049		700	923
Total Qatar (Cost $2,625)			3,055
ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond 5.850% due 04/26/2023	RON	1,500	371
Total Romania (Cost $417)			371
RUSSIA 3.2%
SOVEREIGN ISSUES 3.2%
Russia Government International Bond
4.375% due 03/21/2029		$1,200	1,366
7.250% due 05/10/2034	RUB	124,000	1,933
7.650% due 04/10/2030		111,000	1,768
7.700% due 03/23/2033		127,000	2,042
7.950% due 10/07/2026		201,100	3,215
Total Russia (Cost $10,476)			10,324
SAUDI ARABIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	409

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
3.250% due 10/26/2026		400	433
3.625% due 03/04/2028		1,000	1,101
4.375% due 04/16/2029		2,100	2,447
			3,981
Total Saudi Arabia (Cost $3,919)			4,390
SERBIA 0.9%
SOVEREIGN ISSUES 0.9%
Serbia Government International Bond 3.125% due 05/15/2027	EUR	2,500	2,944
Total Serbia (Cost $2,663)			2,944
SINGAPORE 1.0%
CORPORATE BONDS & NOTES 0.6%
BOC Aviation Ltd.
2.750% due 09/18/2022		$600	604
3.500% due 09/18/2027		300	310
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		600	601
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		500	535
			2,050
SOVEREIGN ISSUES 0.4%
Singapore Government International Bond 2.125% due 06/01/2026	SGD	1,500	1,170
Total Singapore (Cost $3,080)			3,220
SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.850% due 09/30/2029		$600	570
5.375% due 07/24/2044		400	350
Total South Africa (Cost $978)			920
SOUTH KOREA 1.0%
SOVEREIGN ISSUES 1.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	360,000	317
2.375% due 12/10/2027		360,000	323
2.375% due 12/10/2028		1,620,000	1,458
2.625% due 06/10/2028		720,000	659
5.500% due 03/10/2028		360,000	391
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	217
Total South Korea (Cost $3,402)			3,365
SPAIN 3.1%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A. 4.379% due 04/12/2028		$200	224
SOVEREIGN ISSUES 3.0%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	282
4.900% due 09/15/2021		700	830
Spain Government International Bond
0.250% due 07/30/2024 (k)		1,700	1,947
1.250% due 10/31/2030 (k)		3,400	4,122
1.400% due 07/30/2028 (k)		1,000	1,229
1.450% due 04/30/2029 (k)		600	741

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

2.700% due 10/31/2048 (k)		300	456
			9,607
Total Spain (Cost $9,558)			9,831
SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG 2.100% due 11/12/2021		$900	919
Credit Suisse Group AG 1.513% (US0003M + 1.200%) due 12/14/2023 ~		2,100	2,102
UBS AG
5.125% due 05/15/2024 (h)		1,300	1,415
7.625% due 08/17/2022 (h)		400	446
Total Switzerland (Cost $4,755)			4,882
UNITED ARAB EMIRATES 1.3%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$600	618
SOVEREIGN ISSUES 1.1%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		2,800	3,067
3.125% due 04/16/2030		200	221
3.875% due 04/16/2050		200	237
			3,525
Total United Arab Emirates (Cost $3,712)			4,143
UNITED KINGDOM 14.7%
CORPORATE BONDS & NOTES 8.3%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$3,300	3,595
Barclays PLC
4.375% due 01/12/2026		400	452
7.125% due 06/15/2025 •(g)(h)	GBP	500	614
7.875% due 03/15/2022 •(g)(h)		$700	714
8.000% due 06/15/2024 •(g)(h)		700	726
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	300	370
FCE Bank PLC
0.221% due 08/26/2020 •	EUR	300	336
1.660% due 02/11/2021		200	222
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,300	1,667
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		$400	397
3.000% due 07/22/2028 •	GBP	500	658
4.292% due 09/12/2026 •		$600	668
6.500% due 03/23/2028 •(g)(h)		200	205
Imperial Brands Finance PLC 2.950% due 07/21/2020		1,200	1,201
Lloyds Banking Group PLC
3.900% due 03/12/2024		400	438
4.050% due 08/16/2023		600	653
4.375% due 03/22/2028		200	232
4.582% due 12/10/2025		900	1,000
7.625% due 06/27/2023 •(g)(h)	GBP	200	254
Marks & Spencer PLC 3.000% due 12/08/2023		100	125
Nationwide Building Society
2.000% due 01/27/2023		$500	515
3.766% due 03/08/2024 •		1,400	1,476
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		600	618
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		1,600	1,601
3.875% due 09/12/2023		500	539
4.269% due 03/22/2025 •		300	326
4.519% due 06/25/2024 •		700	761
4.800% due 04/05/2026		900	1,043
7.500% due 08/10/2020 •(g)(h)		700	703
8.000% due 08/10/2025 •(g)(h)		300	332
8.625% due 08/15/2021 •(g)(h)		200	208
Santander UK Group Holdings PLC
2.875% due 10/16/2020		600	604
3.571% due 01/10/2023		200	208

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.750% due 09/15/2025		900	980
7.375% due 06/24/2022 •(g)(h)	GBP	200	254
Santander UK PLC 5.000% due 11/07/2023		$211	231
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	95	156
5.744% due 04/13/2040		193	321
5.801% due 10/13/2040		486	819
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	647
			26,869
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Alba PLC 0.442% due 11/25/2042		504	591
Durham Mortgages B PLC 0.856% due 03/31/2054 •		641	789
Eurosail PLC
0.000% due 03/13/2045 •	EUR	320	355
0.362% due 12/10/2044 •	GBP	370	453
Great Hall Mortgages PLC
0.000% due 06/18/2039 •	EUR	610	667
0.302% due 03/18/2039 •	GBP	780	947
0.312% due 06/18/2039 •		268	323
0.322% due 06/18/2038 •		283	344
Lanark Master Issuer PLC 1.073% due 12/22/2069 •		608	755
Mortgage Funding PLC 1.293% due 03/13/2046 •		90	112
Newgate Funding PLC 0.242% due 12/15/2050 •	EUR	373	403
Residential Mortgage Securities PLC 1.382% due 09/20/2065 •	GBP	558	694
Ripon Mortgages PLC 1.056% due 08/20/2056 •		1,988	2,456
Southern Pacific Financing PLC 0.382% due 06/10/2043 •		81	96
Stanlington PLC 1.198% due 06/12/2046 •		636	785
Towd Point Mortgage Funding 1.392% due 07/20/2045 •		1,413	1,747
Towd Point Mortgage Funding PLC
1.392% due 07/20/2045 •		754	932
1.677% due 10/20/2051 •		1,032	1,278
Uropa Securities PLC
0.402% due 06/10/2059 •		298	351
0.552% due 06/10/2059 •		73	82
0.752% due 06/10/2059 •		57	66
0.952% due 06/10/2059 •		61	69
			14,295
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,360	264
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.9%
United Kingdom Gilt
0.125% due 03/22/2024 (f)(k)		4,104	5,625
0.625% due 10/22/2050		400	495
			6,120
Total United Kingdom (Cost $48,644)			47,548
UNITED STATES 86.4%
ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp. Home Equity Loan Trust 1.085% due 12/25/2034 •		$142	135
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.860% due 07/25/2035 •		162	162
Argent Securities Trust
0.335% due 06/25/2036 •		1,269	466
0.335% due 07/25/2036 •		732	296

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.425% due 07/25/2036 •	914	384
Asset-Backed Funding Certificates Trust 0.345% due 01/25/2037 •	551	364
Bear Stearns Asset-Backed Securities Trust
0.295% due 02/25/2037 •	130	166
0.425% due 06/25/2047 •	977	964
0.505% due 01/25/2047 •	12	13
0.585% due 09/25/2046 •	108	101
0.675% due 09/25/2035 •	945	938
Countrywide Asset-Backed Certificates
0.335% due 05/25/2037 •	287	285
0.405% due 09/25/2037 ^•	116	99
0.445% due 12/25/2036 ^•	4,100	3,840
4.548% due 10/25/2046 ^~	171	169
4.642% due 07/25/2036 ~	73	74
Countrywide Asset-Backed Certificates Trust
1.145% due 10/25/2035 •	523	519
5.210% due 03/25/2034 ~	373	376
Countrywide Asset-Backed Certificates Trust, Inc. 0.905% due 07/25/2034 •	217	212
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •	19	18
Credit-Based Asset Servicing & Securitization LLC 0.405% due 07/25/2037 •	252	193
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.626% due 03/25/2037 ^þ	1,050	558
Fieldstone Mortgage Investment Trust 0.488% due 11/25/2036 •	1,118	753
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •	279	277
0.345% due 04/25/2036 •	149	142
0.920% due 09/25/2035 •	147	148
1.460% due 07/25/2034 •	238	235
First NLC Trust 0.890% due 12/25/2035 •	274	272
GSAA Home Equity Trust 0.635% due 08/25/2037 •	153	151
GSAMP Trust
0.275% due 01/25/2037 •	181	115
0.285% due 12/25/2046 •	1,185	696
0.305% due 12/25/2036 •	958	529
0.335% due 12/25/2046 •	770	457
0.455% due 04/25/2036 •	827	641
Home Equity Mortgage Loan Asset-Backed Trust 0.425% due 04/25/2037 •	544	392
HSI Asset Securitization Corp. Trust 0.405% due 12/25/2036 •	572	227
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036 •	4	2
0.335% due 07/25/2036 •	1,740	1,068
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •	40	39
MASTR Asset-Backed Securities Trust
0.425% due 03/25/2036 •	713	544
0.785% due 01/25/2036 •	36	36
Merrill Lynch Mortgage Investors Trust
0.295% due 08/25/2037 •	587	358
0.688% due 04/25/2037 •	773	453
Morgan Stanley ABS Capital, Inc. Trust
0.275% due 01/25/2037 •	604	338
0.325% due 10/25/2036 •	673	351
0.325% due 11/25/2036 •	239	138
0.335% due 11/25/2036 •	1,294	878
0.405% due 11/25/2036 •	239	140
0.415% due 10/25/2036 •	893	527
0.830% due 09/25/2035 •	253	251
New Century Home Equity Loan Trust 0.695% due 09/25/2035 •	242	242
RAAC Trust 0.665% due 03/25/2037 •	84	84
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	492	276
Residential Asset Mortgage Products Trust
0.345% due 12/25/2036 •	9	9
1.115% due 05/25/2035 •	404	405
Residential Asset Securities Corp. Trust 0.525% due 11/25/2035 •	264	262
Santander Retail Auto Lease Trust 1.890% due 09/20/2022	920	929
Securitized Asset-Backed Receivables LLC Trust 1.160% due 03/25/2035 •	91	91
Specialty Underwriting & Residential Finance Trust 3.947% due 02/25/2037 ^þ	599	304
Structured Asset Investment Loan Trust 0.905% due 02/25/2035 •	281	283

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
0.525% due 02/25/2036 •		86	86
0.860% due 11/25/2035 •		223	223
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		3,340	3,521
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,100	1,172
Washington Mutual Asset-Backed Certificates Trust 0.425% due 05/25/2036 •		1,180	1,004
			29,381
CORPORATE BONDS & NOTES 13.3%
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024		400	418
American Tower Corp. 1.950% due 05/22/2026	EUR	300	358
Amgen, Inc. 3.625% due 05/15/2022		$400	419
Anheuser-Busch InBev Worldwide, Inc. 4.375% due 04/15/2038		400	460
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		1,300	1,307
1.800% due 09/05/2026	EUR	1,100	1,293
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		$200	200
1.323% (US0003M + 1.010%) due 12/15/2023 ~		600	600
4.375% due 12/15/2028		800	935
Campbell Soup Co.
3.300% due 03/15/2021		400	407
3.650% due 03/15/2023		86	92
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	213
Charter Communications Operating LLC
3.750% due 02/15/2028		1,100	1,201
4.464% due 07/23/2022		1,400	1,493
5.125% due 07/01/2049		300	347
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		900	923
Citigroup, Inc.
2.876% due 07/24/2023 •		100	104
3.142% due 01/24/2023 •		100	103
Constellation Brands, Inc. 3.750% due 05/01/2050		300	328
CVS Pass-Through Trust 7.507% due 01/10/2032		1,264	1,576
Daimler Finance North America LLC 0.865% (US0003M + 0.430%) due 02/12/2021 ~		800	797
Dell International LLC 4.420% due 06/15/2021		200	206
Discover Bank 3.350% due 02/06/2023		300	317
Emera U.S. Finance LP 2.700% due 06/15/2021		300	305
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		200	200
Equitable Holdings, Inc.
3.900% due 04/20/2023		100	107
4.350% due 04/20/2028		600	672
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	225
0.750% due 05/21/2023		300	340
1.700% due 06/30/2022	GBP	200	251
Fiserv, Inc. 3.200% due 07/01/2026		$1,000	1,108
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •	EUR	100	102
0.080% due 12/01/2021 •		200	212
0.185% due 05/14/2021 •		300	326
1.576% (US0003M + 1.270%) due 03/28/2022 ~		$500	468
General Mills, Inc. 1.716% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc.
2.170% (US0003M + 0.850%) due 04/09/2021 ~		100	99
3.550% due 07/08/2022		700	718
Goldman Sachs Group, Inc.
2.908% due 06/05/2023 •		200	207
4.223% due 05/01/2029 •		1,200	1,397
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		400	398
Huntsman International LLC 5.125% due 11/15/2022		400	424
Kilroy Realty LP 3.450% due 12/15/2024		100	105
Kimco Realty Corp. 3.300% due 02/01/2025		500	525

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Komatsu Finance America, Inc. 2.437% due 09/11/2022		500	513
Mid-America Apartments LP 4.200% due 06/15/2028		500	580
Morgan Stanley 0.959% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,300	1,648
NextEra Energy Capital Holdings, Inc. 2.403% due 09/01/2021		$900	921
Nissan Motor Acceptance Corp. 0.996% due 09/28/2022 •		1,000	925
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,302
RELX Capital, Inc. 3.000% due 05/22/2030		800	867
Rio Oil Finance Trust 9.250% due 07/06/2024		935	959
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		500	553
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	170
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		375	380
4.738% due 09/20/2029		200	217
Tagua Leasing LLC 1.581% due 11/16/2024		2,833	2,877
UIL Holdings Corp. 4.625% due 10/01/2020		1,900	1,911
Verizon Communications, Inc. 4.329% due 09/21/2028		397	478
Volkswagen Group of America Finance LLC
1.375% (US0003M + 0.940%) due 11/12/2021 ~		800	798
3.350% due 05/13/2025		800	860
3.875% due 11/13/2020		500	505
Walt Disney Co.
3.500% due 05/13/2040		300	328
3.600% due 01/13/2051		300	335
Wells Fargo & Co.
2.130% (US0003M + 1.110%) due 01/24/2023 ~		1,300	1,307
2.625% due 07/22/2022		300	313
WRKCo, Inc. 3.750% due 03/15/2025		200	222
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,626	1,689
			43,044
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		307	290
MUNICIPAL BONDS & NOTES 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)		2,500	126
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Adjustable Rate Mortgage Trust
3.701% due 01/25/2035 ~		11	11
5.325% due 11/25/2037 ^~		366	298
Banc of America Funding Trust
0.395% due 04/25/2037 ^•		82	70
0.400% due 04/20/2047 ^•		99	88
4.012% due 05/25/2035 ~		97	96
6.000% due 07/25/2037 ^		219	210
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^		101	100
BCAP LLC Trust 0.395% due 05/25/2047 •		320	286
Bear Stearns Adjustable Rate Mortgage Trust
3.840% due 02/25/2036 •		38	36
3.889% due 02/25/2034 ~		7	7
3.930% due 04/25/2034 ~		127	121
3.960% due 08/25/2035 ~		18	16
Bear Stearns ALT-A Trust
3.736% due 09/25/2035 ^~		58	45
3.740% due 09/25/2035 ^~		295	178
3.769% due 05/25/2035 ~		110	107
Chase Mortgage Finance Trust
3.386% due 07/25/2037 ~		40	35
3.687% due 03/25/2037 ^~		214	203
Citigroup Mortgage Loan Trust 3.882% due 04/25/2037 ^~		188	160
Citigroup Mortgage Loan Trust, Inc. 3.462% due 05/25/2035 ~		49	49

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Countrywide Alternative Loan Trust
0.400% due 07/20/2046 ^•	115	86
2.939% due 06/25/2037 ~	261	221
5.500% due 10/25/2035 ^	26	24
5.500% due 02/25/2036 ^	47	39
6.000% due 01/25/2037 ^	406	409
6.000% due 02/25/2037 ^	633	388
6.000% due 05/25/2037 ^	471	268
6.250% due 12/25/2036 ^•	501	333
6.500% due 08/25/2037 ^	353	231
8.000% due 10/25/2036 ^	30	28
Countrywide Home Loan Mortgage Pass-Through Trust
0.935% due 03/25/2035 •	453	394
6.000% due 02/25/2037 ^	178	141
6.250% due 09/25/2036 ^	285	195
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •	182	171
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	308	304
GreenPoint Mortgage Funding Trust 0.345% due 02/25/2037 ^•	22	23
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~	10	10
GSR Mortgage Loan Trust 4.092% due 05/25/2037 ^~	17	13
HarborView Mortgage Loan Trust
3.706% due 07/19/2035 ^~	6	6
4.138% due 02/25/2036 ^~	29	16
Impac Secured Assets CMN Owner Trust 3.991% due 07/25/2035 ~	81	70
IndyMac Mortgage Loan Trust
0.665% due 07/25/2035 •	9	8
3.595% due 06/25/2036 ~	230	203
3.717% due 12/25/2034 ~	5	5
JPMorgan Alternative Loan Trust
3.404% due 12/25/2036 ~	37	35
3.799% due 05/25/2037 ^~	342	298
JPMorgan Mortgage Trust
3.685% due 10/25/2035 ^~	294	256
3.774% due 02/25/2035 ~	5	5
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	170	172
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •	30	29
3.663% due 03/25/2036 ^~	105	70
Morgan Stanley Mortgage Loan Trust
1.085% due 02/25/2036 ^•	43	39
3.381% due 05/25/2036 ^~	190	138
4.114% due 09/25/2035 ^~	143	81
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	956	1,009
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,017	1,069
Prime Mortgage Trust
0.668% due 02/25/2035 •	229	217
6.000% due 06/25/2036 ^	121	117
Residential Accredit Loans, Inc. Trust
0.285% due 05/25/2037 •	445	395
0.315% due 02/25/2037 •	230	227
0.325% due 01/25/2037 •	500	480
0.355% due 12/25/2036 •	260	220
0.375% due 07/25/2036 •	368	348
0.585% due 11/25/2036 ^•	268	181
5.000% due 09/25/2036 ^	74	67
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	28	27
Structured Adjustable Rate Mortgage Loan Trust
0.505% due 10/25/2035 •	107	100
3.685% due 04/25/2036 ^~	178	136
Structured Asset Mortgage Investments Trust
0.385% due 05/25/2036 •	381	362
0.395% due 05/25/2036 •	35	31
Structured Asset Securities Corp. 0.465% due 01/25/2036 •	181	160
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •	411	349
SunTrust Adjustable Rate Mortgage Loan Trust 3.866% due 02/25/2037 ^~	190	176
Thornburg Mortgage Securities Trust 0.925% due 09/25/2034 •	35	33
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 11/25/2045 •	93	88
0.965% due 10/25/2044 •	82	79
2.904% due 08/25/2042 •	6	5
3.526% due 12/25/2036 ^~	313	283
3.601% due 10/25/2036 ^~	527	458

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
0.345% due 02/25/2037 ^•		589	480
5.500% due 11/25/2035 ^		99	100
6.500% due 08/25/2035 ^		97	96
			14,118
		SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(g)		500,000	535
Bank of America Corp. 5.875% due 03/15/2028 •(g)		600,000	614
			1,149
		PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 48.8%
Fannie Mae
0.585% due 06/25/2036 •		47	47
2.850% due 06/01/2022		535	534
3.000% due 01/01/2022		442	453
3.500% due 01/01/2059		1,346	1,465
Freddie Mac
0.720% due 01/15/2038 •		636	634
3.390% due 01/15/2038 ~(a)		636	35
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047		110	113
Uniform Mortgage-Backed Security
3.000% due 02/01/2027 - 03/01/2050		1,843	1,951
3.500% due 01/01/2026 - 05/01/2049		536	582
4.000% due 01/01/2037 - 02/01/2049		387	413
4.500% due 05/01/2023 - 03/01/2044		367	406
5.000% due 08/01/2033 - 10/01/2041		186	209
5.500% due 04/01/2033 - 02/01/2041		148	167
6.000% due 06/01/2026 - 06/01/2040		524	590
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050		8,100	8,253
2.500% due 07/01/2050 - 09/01/2050		30,800	32,031
3.500% due 08/01/2050		48,600	51,118
4.000% due 08/01/2050		53,165	56,366
4.500% due 07/01/2050		2,000	2,149
			157,516
U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Inflation Protected Securities (f)
0.500% due 01/15/2028 (k)		7,693	8,434
0.625% due 04/15/2023 (k)		2,375	2,472
0.625% due 01/15/2026 (k)		1,025	1,112
1.000% due 02/15/2048 (k)		936	1,240
1.375% due 02/15/2044 (k)		550	752
2.500% due 01/15/2029 (k)		7,943	10,191
3.875% due 04/15/2029 (m)		624	883
U.S. Treasury Notes
2.625% due 06/15/2021 (o)		200	204
2.875% due 04/30/2025 (k)(o)		7,100	7,985
			33,273
Total United States (Cost $269,519)			278,897
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (j) 2.6%			8,496
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	1,591	15
U.S. TREASURY BILLS 0.1%
0.098% due 08/06/2020 (d)(e)(o)		$211	211

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $8,816)		8,722
Total Investments in Securities (Cost $541,646)		550,168
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio	21,449	214
PIMCO Short-Term Floating NAV Portfolio III	9,286	92
Total Short-Term Instruments (Cost $306)		306
Total Investments in Affiliates (Cost $306)		306
Total Investments 170.4% (Cost $541,952)		$550,474
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(100))		(543)
Other Assets and Liabilities, net (70.2)%		(226,901)
Net Assets 100.0%		$323,030

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.959%	02/03/2023	01/30/2020	$1,743	$1,648	0.51%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	(0.700)%	10/11/2019	TBD(2)	EUR	2,213	Spain Government International Bond 1.450% due 10/31/2027	$(2,427)	$2,487	$2,474
0.730	01/22/2020	01/20/2022	GBP	2,405	United Kingdom Gilt 1.750% due 01/22/2049	(3,368)	2,980	2,990
FICC	0.000	06/30/2020	07/01/2020	$3,029	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(3,090)	3,029	3,029
Total Repurchase Agreements	$(8,885)	$8,496	$8,493
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BPS	(0.410)%	05/27/2020	08/20/2020	EUR	(3,810)	$(4,279)
(0.390)	06/11/2020	08/20/2020	(10,092)	(11,335)
(0.380)	05/27/2020	08/20/2020	(7,252)	(8,145)
(0.380)	07/01/2020	08/20/2020	(1,622)	(1,822)
(0.360)	05/28/2020	08/20/2020	(6,690)	(7,513)
0.250	05/14/2020	08/12/2020	GBP	(4,524)	(5,608)
BSN	0.240	04/09/2020	07/09/2020	$(8,333)	(8,338)
0.240	04/13/2020	07/13/2020	(3,941)	(3,943)
DEU	0.210	05/04/2020	07/02/2020	(1,005)	(1,006)
GRE	0.230	05/06/2020	07/06/2020	(985)	(985)
IND	0.200	05/19/2020	08/19/2020	(676)	(676)
0.200	06/17/2020	08/19/2020	(10,158)	(10,159)
0.280	06/11/2020	08/12/2020	GBP	(392)	(486)
JML	(0.400)	05/27/2020	08/20/2020	EUR	(1,578)	(1,773)
(0.390)	05/27/2020	08/20/2020	(967)	(1,086)
(0.380)	05/04/2020	08/20/2020	(624)	(700)
(0.380)	06/04/2020	08/20/2020	(1,383)	(1,553)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SYR	0.350	06/05/2020	07/06/2020	AUD	(3,119)	(2,153)
Total Reverse Repurchase Agreements	$(71,560)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
TDM	0.250%	06/30/2020	07/14/2020	CAD	(2,993)	$(2,198)
UBS	0.200	05/20/2020	07/20/2020	$(4,831)	(4,832)
0.350	06/11/2020	07/13/2020	AUD	(7,242)	(4,958)
Total Sale-Buyback Transactions	$(11,988)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	2,100	$(2,218)	$(2,227)
Spain (0.8)%
Sovereign Issues (0.8)%
Spain Government International Bond	1.450%	10/31/2027	EUR	2,200	(2,528)	(2,727)
United Kingdom (0.8)%
Sovereign Issues (0.8)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	1,500	(2,175)	(2,415)
United States (0.1)%
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2035	$300	(316)	(315)
Total Short Sales (2.4)%	$(7,237)	$(7,684)
(k)	Securities with an aggregate market value of $84,495 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(66,098) at a weighted average interest rate of 0.010%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(5)	Payable for short sales includes $44 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2020 Futures	$104.750	08/21/2020	6	$12	$0	$0
Put - CBOT U.S. Treasury 5-Year Note August 2020 Futures	107.000	07/24/2020	61	61	1	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	25	63	5	15
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	14	35	3	8
Call - MSE Canada Government 10-Year Bond September 2020 Futures	CAD	189.000	08/21/2020	100	100	1	0
Total Purchased Options	$10	$23
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	124	$10,017	$4	$0	$(1)
Australia Government 10-Year Bond September Futures	09/2020	10	1,027	16	1	(1)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	373	2	0	0	0
Call Options Strike @ EUR 143.000 on Euro-Bund September 2020 Futures (1)	08/2020	51	0	0	0	0
Call Options Strike @ EUR 194.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	75	1	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT France Government 10-Year Bond September 2020 Futures (1)	08/2020	38	0	0	0	0
Euro-BTP Italy Government Bond September Futures	09/2020	88	14,225	386	54	(12)
Euro-Buxl 30-Year Bond September Futures	09/2020	5	1,236	22	0	(6)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Japan Government 10-Year Bond September Futures	09/2020	6	8,444	6	0	(11)
Put Options Strike @ EUR 80.000 on Euro-BTP Italy Government Bond September 2020 Futures (1)	08/2020	88	1	0	0	0
U.S. Treasury 2-Year Note September Futures	09/2020	6	1,325	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2020	61	7,670	17	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	29	6,327	(3)	0	(30)
$448	$55	$(63)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2020	100	$(11,330)	$(18)	$25	$0
Euro-Bobl September Futures	09/2020	51	(7,734)	(50)	4	0
Euro-BTP Italy Government Bond September Futures	09/2020	31	(3,897)	(22)	0	(3)
Euro-Bund 10-Year Bond September Futures	09/2020	75	(14,874)	(135)	15	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	38	(7,157)	(97)	3	0
Euro-Schatz September Futures	09/2020	373	(46,994)	(37)	11	0
U.S. Treasury 10-Year Note September Futures	09/2020	57	(7,933)	(21)	9	0
United Kingdom Long Gilt September Futures	09/2020	52	(8,869)	7	11	(15)
$(373)	$78	$(18)
Total Futures Contracts	$75	$133	$(81)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin(4)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.078%	EUR	600	$(17)	$14	$(3)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.140	200	(4)	3	(1)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.040	$2,000	(59)	49	(10)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.080	EUR	500	(8)	6	(2)	0	0
$(88)	$72	$(16)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(4)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.134%	$2,200	$51	$(3)	$48	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.320	EUR	200	3	(2)	1	0	0
Marks & Spencer PLC	1.000	Quarterly	06/20/2023	2.654	200	(6)	(4)	(10)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.482	$300	5	(2)	3	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.802	EUR	1,400	(29)	49	20	0	(2)
$24	$38	$62	$0	$(2)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(4)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$1,209	$58	$(15)	$43	$0	$(2)
CDX.IG-32 10-Year Index	(1.000)	Quarterly	06/20/2029	1,500	0	9	9	0	(2)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	25,100	91	136	227	0	(41)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	16,800	(57)	(139)	(196)	0	(22)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	8,900	(31)	24	(7)	0	(49)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	900	(16)	20	4	0	(5)
$45	$35	$80	$0	$(121)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin(4)
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$84,600	$(1)	$(8)	$(9)	$0	$(1)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		26,900	0	(2)	(2)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		5,700	0	2	2	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		21,600	1	4	5	0	(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		14,800	0	3	3	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		2,800	0	1	1	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		8,800	1	1	2	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		3,700	0	2	2	0	0
							$1	$3	$4	$1	$(5)
INTEREST RATE SWAPS
										Variation Margin(4)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	3,100	$85	$10	$95	$0	$0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905	Quarterly	12/03/2039		900	0	(68)	(68)	1	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	3,500	(1)	37	36	2	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,400	0	29	29	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,200	5	11	16	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		2,100	(17)	74	57	0	(2)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,300	143	383	526	0	(7)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,000	0	50	50	0	(2)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		6,300	85	306	391	0	(11)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		6,100	(123)	336	213	0	(10)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,400	9	340	349	0	(7)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		1,000	0	219	219	0	(5)
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	900	0	75	75	3	0
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,800	183	65	248	4	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	94	(12)	82	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$9,000	46	(158)	(112)	0	(1)
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2021		14,400	165	9	174	2	0
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/13/2021		14,300	164	9	173	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		7,100	26	(161)	(135)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		16,600	(231)	(335)	(566)	0	(1)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		6,300	(15)	(153)	(168)	0	(1)
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,600	0	(149)	(149)	1	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(119)	(119)	1	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,550	0	(132)	(132)	1	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		3,050	0	(98)	(98)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		2,900	11	(168)	(157)	1	0
Receive	3-Month USD-LIBOR	2.959	Semi-Annual	05/31/2025		10,800	0	(1,424)	(1,424)	4	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		2,300	100	6	106	0	(1)
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		4,300	(129)	(7)	(136)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		11,300	716	(2,262)	(1,546)	16	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		2,700	65	(290)	(225)	5	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		8,800	(161)	(713)	(874)	17	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		6,100	(29)	(805)	(834)	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		7,850	(367)	(108)	(475)	16	0
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		200	(7)	1	(6)	0	0
Pay	3-Month USD-LIBOR	1.854	Semi-Annual	05/15/2045		2,300	0	505	505	0	(16)
Pay	3-Month USD-LIBOR	1.855	Semi-Annual	05/15/2045		1,900	0	418	418	0	(13)
Pay	3-Month USD-LIBOR	1.857	Semi-Annual	05/15/2045		800	0	176	176	0	(5)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,300	(635)	114	(521)	30	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		300	(25)	(1)	(26)	0	(1)
Pay(8)	3-Month USD-LIBOR	1.635	Semi-Annual	08/31/2051		50	0	9	9	0	0
Pay(8)	3-Month USD-LIBOR	1.710	Semi-Annual	09/17/2051		50	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2022	ZAR	7,300	5	27	32	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023		13,300	5	63	68	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	4,100	(55)	(58)	(113)	0	(4)
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	3,000	16	(24)	(8)	1	0
Pay	6-Month CHF-LIBOR	0.530	Annual	06/30/2025		8,100	0	4	4	3	0
Pay(8)	6-Month EUR-EURIBOR	0.339	Annual	12/11/2021	EUR	2,000	0	2	2	1	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022		25,200	(40)	(28)	(68)	0	(3)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		7,600	64	27	91	4	0
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		600	20	30	50	1	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		28,100	1,169	199	1,368	43	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	09/16/2050		600	13	(12)	1	1	0
Receive(8)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		4,700	(889)	(74)	(963)	7	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	1,800	(5)	36	31	5	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2025		1,700	16	13	29	3	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		5,000	56	27	83	7	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		1,000	11	(46)	(35)	0	(5)
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		1,700	68	(9)	59	9	0
Pay(8)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		240	0	28	28	1	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	940,000	(86)	(53)	(139)	10	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		261,762	(5)	90	85	0	(9)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		190,000	(1)	(96)	(97)	11	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		47,000	(9)	6	(3)	3	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(2)	(21)	(23)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	0	(25)	(25)	0	(1)
Pay	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	3,900	(4)	84	80	1	0
Pay	6-Month PLN-WIBOR	3.000	Annual	09/19/2028		400	0	20	20	0	0
Pay	28-Day MXN-TIIE	7.498	Lunar	06/19/2037	MXN	21,900	0	140	140	5	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	600	0	12	12	0	(4)
Pay	UKRPI	3.436	Maturity	02/15/2030		300	0	7	7	0	(2)
Pay	UKRPI	3.450	Maturity	02/15/2030		900	1	22	23	0	(6)
Pay	UKRPI	3.453	Maturity	02/15/2030		1,900	0	49	49	0	(13)
							$505	$(3,531)	$(3,026)	$241	$(131)
Total Swap Agreements							$487	$(3,383)	$(2,896)	$242	$(259)
(m)	Securities with an aggregate market value of $618 and cash of $5,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Unsettled variation margin asset of $6 for closed swap agreements is outstanding at period end.
(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
AZD		07/2020			$5,055		AUD	7,242	$0		$(57)
BOA		07/2020		BRL	1,422		$280		18		0
		07/2020		RUB	79,684		1,141		29		(5)
		07/2020			$260		BRL	1,422	2		0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020		638	DKK	4,265	6	0
	07/2020		4,114	JPY	439,544	0	(43)
	07/2020		414	ZAR	7,857	39	0
	07/2020	ZAR	8,400		$567	84	0
	08/2020	JPY	439,544		4,115	43	0
	08/2020	RUB	9,710		140	4	0
	08/2020		$197	BRL	1,083	2	0
	08/2020		491	CZK	11,643	0	0
	09/2020	CNH	57,675		$8,050	0	(75)
	09/2020		$3,464	CNH	24,852	37	0
	09/2020		1,326	ILS	4,555	0	(9)
	09/2020		3,172	TWD	93,672	46	0
BPS	07/2020	BRL	24,591		$4,491	0	(31)
	07/2020	CAD	3,346		2,441	0	(23)
	07/2020	DKK	1,520		221	0	(8)
	07/2020	EUR	10,230		11,618	125	0
	07/2020	GBP	937		1,196	35	0
	07/2020	RUB	64,019		925	27	0
	07/2020		$635	AUD	922	1	0
	07/2020		4,589	BRL	24,591	0	(67)
	07/2020		21,612	EUR	19,098	11	(166)
	07/2020		834	VND	19,472,625	5	0
	07/2020		739	ZAR	13,942	63	0
	08/2020	EUR	491		$551	0	(2)
	08/2020	RUB	285		4	0	0
	08/2020		$239	CZK	5,604	0	(2)
	09/2020	HKD	1,760		$224	0	(3)
	09/2020	IDR	6,396,705		441	7	0
	09/2020		$71	CNH	511	1	0
	09/2020		718	MYR	3,079	0	(2)
	09/2020		622	PHP	31,913	16	0
	09/2020		1,664	THB	53,056	53	0
BRC	07/2020	MXN	22,371		$1,003	30	0
	07/2020		$711	EUR	633	1	0
	07/2020		341	GBP	275	0	0
	09/2020	MYR	750		$171	0	(4)
	09/2020		$2,476	HKD	19,418	29	0
	12/2020		983	MXN	22,371	0	(29)
CBK	07/2020	BRL	1,139		$218	9	0
	07/2020	CAD	243		177	0	(2)
	07/2020	DKK	118,316		17,244	0	(595)
	07/2020	EUR	805		903	0	(1)
	07/2020	GBP	170		213	2	0
	07/2020	PEN	9,178		2,664	73	0
	07/2020	SEK	670		71	0	(1)
	07/2020		$208	BRL	1,139	1	0
	07/2020		1,804	CHF	1,708	0	(2)
	07/2020		976	COP	3,512,750	0	(43)
	07/2020		3,522	DKK	23,310	6	(14)
	07/2020		560	EUR	494	0	(5)
	07/2020		79	HUF	26,224	4	0
	07/2020		366	KZT	149,186	0	0
	07/2020		895	MXN	22,371	77	0
	07/2020		1,608	PEN	5,639	0	(16)
	07/2020		400	ZAR	7,360	24	0
	07/2020	ZAR	316		$17	0	(2)
	08/2020	PEN	707		207	7	0
	08/2020	RUB	6,326		92	4	0
	08/2020		$426	NOK	4,155	5	0
	09/2020	KRW	203,735		$167	0	(3)
	09/2020	PEN	9,161		2,629	46	0
	09/2020		$167	CNH	1,207	3	0
	09/2020		2,360	KRW	2,908,105	65	0
	09/2020		349	MXN	7,735	0	(15)
	10/2020	DKK	23,310		$3,530	14	(6)
DUB	07/2020	BRL	22,030		4,176	125	0
	07/2020	PEN	190		55	1	0
	07/2020		$4,023	BRL	22,030	28	0
	07/2020		55	PEN	190	0	(2)
	08/2020	PEN	190		$55	1	0
	08/2020		$4,172	BRL	22,030	0	(127)
FBF	09/2020		1,015	HKD	7,875	1	0
GLM	07/2020	CAD	7,075		$5,228	17	0
	07/2020	DKK	2,660		390	0	(11)
	07/2020	GBP	17,040		21,022	4	(95)
	07/2020	RUB	17,141		226	0	(14)
	07/2020		$351	EUR	312	0	0
	07/2020		4,259	MXN	106,151	346	0
	08/2020	RUB	5,494		$79	2	0
	09/2020		$978	SGD	1,391	21	0
HUS	07/2020	AUD	6,507		$4,462	6	(35)
	07/2020	CAD	252		188	2	0
	07/2020	EUR	2,435		2,741	6	0
	07/2020	GBP	474		594	7	0
	07/2020	NOK	4,190		431	0	(4)
	07/2020	NZD	2,413		1,554	0	(3)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020	PEN	4,207		1,225	37	0
	07/2020	RUB	268		4	0	0
	07/2020		$932	AUD	1,355	3	0
	07/2020		414	CAD	567	4	0
	07/2020		299	CHF	283	0	0
	07/2020		1,046	EUR	930	0	(1)
	07/2020		584	GBP	462	0	(11)
	07/2020		846	NOK	8,005	0	(14)
	07/2020		699	SEK	6,455	0	(6)
	07/2020		215	ZAR	3,959	13	0
	08/2020	CAD	567		$414	0	(4)
	08/2020	GBP	16,992		20,838	0	(222)
	08/2020	SEK	2,035		217	0	(1)
	08/2020		$186	RON	833	7	0
	09/2020	IDR	2,574,208		$169	0	(6)
	09/2020	INR	22,747		297	0	(2)
	09/2020	SGD	235		166	0	(2)
	09/2020		$788	PLN	3,095	0	(6)
	09/2020		693	THB	22,214	25	0
JPM	07/2020	RUB	69		$1	0	0
	07/2020		$2,825	DKK	18,666	1	(11)
	07/2020		1,131	GBP	891	0	(27)
	07/2020		992	JPY	106,800	0	(3)
	07/2020		369	ZAR	6,721	18	0
	07/2020	ZAR	7,256		$415	0	(3)
	08/2020	CAD	2,782		2,036	0	(13)
	08/2020	RUB	29,382		422	11	0
	08/2020		$334	RON	1,508	15	0
	09/2020	IDR	4,764,659		$328	5	0
	09/2020	TWD	5,608		188	0	(5)
	10/2020	DKK	10,796		1,639	8	0
MYI	07/2020	CHF	3,177		3,310	0	(43)
	07/2020	DKK	1,170		171	0	(5)
	07/2020	NOK	540		56	0	0
	07/2020	SEK	5,785		620	0	(1)
	07/2020		$733	AUD	1,058	0	(3)
	07/2020		6,246	DKK	41,573	29	(7)
	07/2020		149	HUF	50,411	11	0
	07/2020		5,714	JPY	611,447	0	(51)
	07/2020		3,156	NZD	4,872	0	(12)
	07/2020	ZAR	1,018		$55	0	(4)
	08/2020	JPY	549,647		5,141	48	0
	08/2020		$620	SEK	5,785	1	0
	09/2020		2,824	IDR	42,830,871	82	0
	09/2020		1,006	PLN	3,957	0	(5)
	10/2020	DKK	47,406		$7,169	11	(3)
	06/2021		$32	EUR	25	0	(4)
RYL	07/2020	AUD	7,206		$5,037	64	0
SCX	07/2020	EUR	29,031		32,312	0	(304)
	07/2020		$2,608	CAD	3,524	0	(12)
	07/2020		232	CLP	180,939	0	(12)
	07/2020		795	DKK	5,230	0	(7)
	08/2020	EUR	20,833		$23,415	0	(7)
	09/2020	HKD	17,808		2,266	0	(31)
	09/2020	KRW	218,809		183	1	0
	09/2020		$8,210	INR	629,422	56	0
SOG	07/2020		1,918	DKK	12,729	2	0
	07/2020		81	HUF	27,564	6	0
	07/2020		128	ZAR	2,372	9	0
	10/2020	DKK	12,729		$1,922	0	(1)
SSB	07/2020		$148	CAD	200	0	(1)
	07/2020		835	DKK	5,550	2	0
	07/2020		227	EUR	200	0	(2)
	07/2020		155	HUF	52,732	12	0
	09/2020	INR	14,485		$191	1	0
TOR	07/2020	JPY	1,895,525		17,608	53	0
	07/2020		$1,705	CAD	2,327	9	0
	07/2020		3,327	JPY	355,837	0	(31)
	08/2020	CAD	2,327		$1,705	0	(9)
	08/2020	JPY	355,837		3,328	31	0
UAG	07/2020	RUB	23,973		336	5	(5)
	07/2020		$2,177	CAD	2,979	17	0
	07/2020		3,572	JPY	381,898	0	(36)
	08/2020	JPY	381,898		$3,574	36	0
	08/2020	RUB	697		10	0	0
	09/2020	KRW	220,241		178	0	(6)
Total Forward Foreign Currency Contracts						$2,254	$(2,461)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC NZD versus USD	$0.495	08/06/2020	4,500	$0	$0
Put - OTC USD versus CHF	CHF	0.810	08/06/2020	3,300	0	0
GLM	Call - OTC EUR versus USD	$1.163	09/15/2020	1,420	10	5
Call - OTC EUR versus USD	1.163	01/29/2021	1,437	19	19
$29	$24
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,300	$54	$13
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	600	24	7
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,300	96	28
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	550	33	15
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	23
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	800	31	9
$320	$95
Total Purchased Options	$349	$119
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	300	$(3)	$(4)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	300	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	700	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	700	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	700	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	600	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	600	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	700	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	400	(1)	(1)
BPS	Put - OTC CDX.HY-34 5-Year Index	Sell	92.000	08/19/2020	200	(2)	(2)
Call - OTC CDX.HY-34 5-Year Index	Buy	105.000	08/19/2020	200	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	600	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	600	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,300	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	600	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,100	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,100	(2)	(2)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	900	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	900	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	900	(2)	(2)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	700	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	700	(1)	(1)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	500	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	500	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,400	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,400	(3)	(2)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	700	(2)	(2)
$(34)	$(31)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.105	09/15/2020	1,420	$(10)	$(10)
Put - OTC EUR versus USD	1.093	01/29/2021	1,437	(18)	(17)
$(28)	$(27)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	10,800	$(54)	$(1)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	(1)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	10,800	(96)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	14,400	(20)	(173)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	14,300	(20)	(172)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	1,550	(33)	(11)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	500	(15)	(17)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	700	(28)	(24)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	200	(6)	(6)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,800	(31)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	400	(13)	(13)
$(421)	$(422)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	6,250	$(6)	$(10)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	3,500	(4)	(5)
$(10)	$(15)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	900	$(6)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	400	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	200	(2)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	500	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,100	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,200	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	700	(6)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,100	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	900	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	1,400	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	600	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	700	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	400	(2)	(1)
$(69)	$(12)
Total Written Options	$(562)	$(507)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.060%	$200	$(7)	$3	$0	$(4)
BPS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	1,500	(37)	(1)	0	(38)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	700	(13)	(3)	0	(16)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	700	(24)	11	0	(13)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	1,800	(45)	0	0	(45)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	1,200	(42)	19	0	(23)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	1,300	(25)	(5)	0	(30)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	1,700	(59)	27	0	(32)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	700	(18)	0	0	(18)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	900	(22)	(1)	0	(23)
$(292)	$50	$0	$(242)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	2.401%	$100	$(2)	$(4)	$0	$(6)
South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	100	(5)	1	0	(4)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2022	2.235	400	(17)	8	0	(9)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	700	(31)	(16)	0	(47)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.384	200	(13)	12	0	(1)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.839	EUR	1,000	(5)	9	4	0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	$200	(11)	2	0	(9)
$(84)	$12	$4	$(76)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	2,800	$1,932	$0	$11	$11	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	20	10	0
$(10)	$31	$21	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	0.520%	Annual	05/14/2027	ILS	1,200	$2	$2	$4	$0
BPS	Pay	3-Month ILS-TELBOR	0.455	Annual	05/18/2027	20,300	0	41	41	0
CBK	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	05/18/2037	THB	29,000	0	275	275	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	1,026,400	0	(39)	0	(39)
								$2	$279	$320	$(39)
Total Swap Agreements								$(384)	$372	$345	$(357)
(o)

Securities with an aggregate market value of $825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)		Notional Amount represents the number of contracts.
(2)		The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$16	$0	$16
Sovereign Issues	0	27	0	27
Australia
Non-Agency Mortgage-Backed Securities	0	545	0	545
Sovereign Issues	0	8,405	0	8,405
Brazil
Corporate Bonds & Notes	0	5,639	0	5,639
Canada
Corporate Bonds & Notes	0	752	0	752
Non-Agency Mortgage-Backed Securities	0	848	0	848
Sovereign Issues	0	2,660	0	2,660
Cayman Islands
Asset-Backed Securities	0	6,921	0	6,921
Corporate Bonds & Notes	0	7,482	0	7,482
Chile
Corporate Bonds & Notes	0	1,132	0	1,132
Sovereign Issues	0	1,470	0	1,470
China
Sovereign Issues	0	8,139	0	8,139
Colombia
Corporate Bonds & Notes	0	736	0	736
Sovereign Issues	0	332	0	332
Czech Republic
Sovereign Issues	0	283	0	283
Denmark
Corporate Bonds & Notes	0	14,392	0	14,392
Finland
Sovereign Issues	0	2,870	0	2,870
France
Corporate Bonds & Notes	0	3,937	0	3,937
Sovereign Issues	0	4,435	0	4,435
Germany
Corporate Bonds & Notes	0	5,547	0	5,547
Guernsey, Channel Islands
Corporate Bonds & Notes	0	2,048	0	2,048
Hong Kong
Corporate Bonds & Notes	0	215	0	215
India
Corporate Bonds & Notes	0	2,117	0	2,117
Indonesia
Sovereign Issues	0	6,450	0	6,450
Ireland
Asset-Backed Securities	0	1,501	0	1,501
Corporate Bonds & Notes	0	3,028	0	3,028
Israel
Sovereign Issues	0	1,164	0	1,164
Italy
Corporate Bonds & Notes	0	5,653	0	5,653
Sovereign Issues	0	22,957	0	22,957
Japan
Corporate Bonds & Notes	0	6,452	0	6,452
Sovereign Issues	0	15,763	0	15,763
Kuwait
Sovereign Issues	0	4,137	0	4,137
Luxembourg
Corporate Bonds & Notes	0	4,765	0	4,765
Malaysia
Corporate Bonds & Notes	0	477	0	477
Sovereign Issues	0	537	0	537
Mexico
Sovereign Issues	0	1,283	0	1,283
Multinational
Corporate Bonds & Notes	0	532	0	532
Netherlands
Asset-Backed Securities	0	3,415	0	3,415
Corporate Bonds & Notes	0	1,266	0	1,266
Non-Agency Mortgage-Backed Securities	0	455	0	455
Preferred Securities	0	120	0	120
Peru
Corporate Bonds & Notes	0	348	0	348
Sovereign Issues	0	5,806	0	5,806
Philippines
Sovereign Issues	0	499	0	499
Qatar
Sovereign Issues	0	3,055	0	3,055
Romania
Sovereign Issues	0	371	0	371
Russia
Sovereign Issues	0	10,324	0	10,324
Saudi Arabia
Corporate Bonds & Notes	0	409	0	409
Sovereign Issues	0	3,981	0	3,981
Serbia
Sovereign Issues	0	2,944	0	2,944

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Singapore
Corporate Bonds & Notes	0	2,050	0	2,050
Sovereign Issues	0	1,170	0	1,170
South Africa
Sovereign Issues	0	920	0	920
South Korea
Sovereign Issues	0	3,365	0	3,365
Spain
Corporate Bonds & Notes	0	224	0	224
Sovereign Issues	0	9,607	0	9,607
Switzerland
Corporate Bonds & Notes	0	4,882	0	4,882
United Arab Emirates
Corporate Bonds & Notes	0	618	0	618
Sovereign Issues	0	3,525	0	3,525
United Kingdom
Corporate Bonds & Notes	0	26,869	0	26,869
Non-Agency Mortgage-Backed Securities	0	14,295	0	14,295
Preferred Securities	0	264	0	264
Sovereign Issues	0	6,120	0	6,120
United States
Asset-Backed Securities	0	29,381	0	29,381
Corporate Bonds & Notes	0	43,044	0	43,044
Loan Participations and Assignments	0	290	0	290
Municipal Bonds & Notes	0	126	0	126
Non-Agency Mortgage-Backed Securities	0	14,118	0	14,118
Preferred Securities	0	1,149	0	1,149
U.S. Government Agencies	0	157,516	0	157,516
U.S. Treasury Obligations	0	33,273	0	33,273
Short-Term Instruments
Repurchase Agreements	0	8,496	0	8,496
Argentina Treasury Bills	0	15	0	15
U.S. Treasury Bills	0	211	0	211
	$0	$550,168	$0	$550,168
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$306	$0	$0	$306
Total Investments	$306	$550,168	$0	$550,474
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(2,227)	0	$(2,227)
Spain
Sovereign Issues	0	(2,727)	0	(2,727)
United Kingdom
Sovereign Issues	0	(2,415)	0	(2,415)
United States
U.S. Government Agencies	0	(315)	0	(315)
	$0	$(7,684)	$0	$(7,684)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	155	242	0	397
Over the counter	0	2,697	0	2,697
	$155	$2,939	$0	$3,094
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(80)	(259)	0	(339)
Over the counter	(2)	(7,097)	0	(7,099)
	$(82)	$(7,356)	$0	$(7,438)
Total Financial Derivative Instruments	$73	$(4,417)	$0	$(4,344)
Totals	$379	$538,067	$0	$538,446

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.5% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	6,720	$62
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		13,660	118
Total Argentina (Cost $852)			180
AUSTRALIA 1.8%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	474	326
CORPORATE BONDS & NOTES 0.2%
AusNet Services Holdings Pty. Ltd. 2.375% due 07/24/2020	EUR	900	1,013
Boral Finance Pty. Ltd. 3.000% due 11/01/2022		$400	403
Woolworths Group Ltd. 4.550% due 04/12/2021		300	308
			1,724
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd. 1.490% due 01/25/2049 •	AUD	990	683
RESIMAC Bastille Trust 1.104% due 09/05/2057 •		$1,294	1,288
			1,971
SOVEREIGN ISSUES 1.4%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	2,200	1,602
3.000% due 02/20/2030		1,200	955
Northern Territory Treasury Corp. 2.000% due 04/21/2031		1,100	770
Queensland Treasury Corp.
1.750% due 08/21/2031		2,000	1,415
3.500% due 08/21/2030		2,600	2,159
South Australia Government Financing Authority 2.750% due 05/24/2030		1,100	853
Treasury Corp. of Victoria
1.500% due 11/20/2030		3,100	2,170
2.500% due 10/22/2029		400	308
4.250% due 12/20/2032		1,500	1,356
Western Australian Treasury Corp. 2.750% due 07/24/2029		400	312
			11,900
Total Australia (Cost $15,598)			15,921
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	400	471

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Austria (Cost $479)			471
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV 5.093% due 01/15/2030		$3,547	3,540
Total Brazil (Cost $3,663)			3,540
CANADA 0.7%
CORPORATE BONDS & NOTES 0.5%
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~		$2,500	2,487
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,284
			3,771
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canadian Mortgage Pools
0.825% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	334	246
0.825% (CDOR01 + 0.300%) due 08/01/2020 ~		312	229
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053		698	523
			998
SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		470	475
Total Canada (Cost $5,276)			5,244
CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 1.8%
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$595	587
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		602	601
Gallatin CLO Ltd. 2.159% due 01/21/2028 •		1,196	1,179
Jamestown CLO Ltd.
1.909% due 07/15/2026 •		325	324
2.355% due 01/17/2027 •		1,716	1,704
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		248	244
OCP CLO Ltd. 1.985% due 04/17/2027 •		537	534
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •		20	20
Palmer Square Loan Funding Ltd. 2.005% due 07/20/2028 •		2,200	2,188
Symphony CLO Ltd. 2.261% due 07/14/2026 •		2,328	2,306
Telos CLO Ltd. 2.405% due 01/17/2027 •		1,764	1,751
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •		619	616
Venture CLO Ltd. 2.099% due 04/15/2027 •		397	390
WhiteHorse Ltd. 2.065% due 04/17/2027 •		207	206
Zais CLO Ltd. 2.369% due 04/15/2028 •		2,173	2,153
			14,803
CORPORATE BONDS & NOTES 2.6%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		400	370
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		600	631
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		200	204
7.125% due 04/25/2022		300	317
KSA Sukuk Ltd. 4.303% due 01/19/2029		5,500	6,345
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		500	456

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

5.250% due 08/15/2022		1,500	1,409
QNB Finance Ltd.
1.295% (SOFRRATE + 1.225%) due 02/12/2022 ~		1,300	1,297
1.713% (US0003M + 1.350%) due 05/31/2021 ~		7,800	7,845
Sands China Ltd.
4.600% due 08/08/2023		300	316
5.125% due 08/08/2025		400	435
5.400% due 08/08/2028		800	886
Sunac China Holdings Ltd. 7.875% due 02/15/2022		400	412
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	327
			21,250
Total Cayman Islands (Cost $35,393)			36,053
CHINA 6.5%
CORPORATE BONDS & NOTES 0.3%
Industrial & Commercial Bank of China Ltd. 1.056% (US0003M + 0.750%) due 12/21/2021 ~		$700	698
Sinopec Group Overseas Development Ltd. 3.900% due 05/17/2022		1,800	1,885
			2,583
SOVEREIGN ISSUES 6.2%
China Development Bank
3.050% due 08/25/2026	CNY	27,300	3,811
3.480% due 01/08/2029		11,000	1,566
3.680% due 02/26/2026		84,900	12,267
3.800% due 01/25/2036		6,000	856
4.040% due 04/10/2027		93,400	13,757
4.240% due 08/24/2027		127,000	18,929
			51,186
Total China (Cost $53,588)			53,769
CYPRUS 0.1%
SOVEREIGN ISSUES 0.1%
Cyprus Government International Bond 1.250% due 01/21/2040	EUR	900	989
Total Cyprus (Cost $1,043)			989
DENMARK 5.2%
CORPORATE BONDS & NOTES 5.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	42,026	6,269
1.500% due 10/01/2037		3,448	539
1.500% due 10/01/2050		16,014	2,454
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		37,787	5,632
1.500% due 10/01/2037		887	138
1.500% due 10/01/2050		2,964	455
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		129,156	19,288
1.500% due 10/01/2037		2,073	324
1.500% due 10/01/2050		48,743	7,485
2.000% due 10/01/2050		3,522	548
2.500% due 10/01/2036		190	30
2.500% due 10/01/2047		14	2
Realkredit Danmark A/S
2.500% due 04/01/2036		127	20
2.500% due 04/01/2047		20	3
Total Denmark (Cost $42,401)			43,187
FINLAND 0.8%
SOVEREIGN ISSUES 0.8%
Finland Government Bond
0.500% due 04/15/2026 (k)	EUR	900	1,070
0.875% due 09/15/2025 (k)		4,600	5,553

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Finland (Cost $6,400)			6,623
FRANCE 3.5%
SOVEREIGN ISSUES 3.5%
France Government International Bond
1.500% due 05/25/2050 (k)	EUR	9,900	14,026
2.000% due 05/25/2048 (k)		6,800	10,601
3.250% due 05/25/2045		2,100	3,913
Total France (Cost $23,365)			28,540
GERMANY 1.2%
CORPORATE BONDS & NOTES 1.2%
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	900	1,009
2.625% due 02/12/2026		800	945
3.961% due 11/26/2025 •		$2,700	2,835
4.250% due 02/04/2021		500	506
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	300	333
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,100	1,121
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		300	306
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	300	226
5.375% due 04/23/2024	NZD	1,400	1,063
5.500% due 03/29/2022	AUD	1,100	825
Volkswagen Financial Services AG 0.750% due 10/14/2021	EUR	700	787
Total Germany (Cost $9,945)			9,956
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,000	1,078
Total Guernsey, Channel Islands (Cost $999)			1,078
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$600	675
Total Hong Kong (Cost $598)			675
INDIA 0.3%
CORPORATE BONDS & NOTES 0.2%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,000	917
State Bank of India 4.000% due 01/24/2022		300	308
			1,225
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.326% (US0003M + 1.020%) due 03/28/2022 ~(i)		700	692
Total India (Cost $2,007)			1,917
IRELAND 1.5%
ASSET-BACKED SECURITIES 0.8%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	600	672
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		$2,100	2,074
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	1,400	1,551

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Toro European CLO DAC 0.900% due 10/15/2030 •		2,100	2,331
			6,628
CORPORATE BONDS & NOTES 0.7%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$800	808
4.500% due 05/15/2021		1,100	1,107
5.000% due 10/01/2021		600	607
AIB Group PLC 4.750% due 10/12/2023		300	324
German Postal Pensions Securitisation PLC 4.375% due 01/18/2022	EUR	2,000	2,411
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		$700	703
			5,960
Total Ireland (Cost $13,138)			12,588
ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
3.800% due 05/13/2060		$1,700	1,978
4.125% due 01/17/2048		600	746
Total Israel (Cost $2,391)			2,724
ITALY 1.2%
CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	3,000	3,391
1.539% due 10/25/2021 •		3,100	3,506
UniCredit SpA 7.830% due 12/04/2023		$1,900	2,200
			9,097
SOVEREIGN ISSUES 0.1%
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	925
Total Italy (Cost $9,573)			10,022
JAPAN 4.2%
CORPORATE BONDS & NOTES 1.2%
Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~		$4,400	4,403
2.091% due 09/14/2021		1,200	1,216
2.362% due 05/28/2021		200	202
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		300	350
Mizuho Financial Group, Inc. 0.990% (US0003M + 0.630%) due 05/25/2024 ~		2,500	2,451
ORIX Corp. 3.250% due 12/04/2024		300	324
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	800	915
Toyota Tsusho Corp. 3.625% due 09/13/2023		$400	429
			10,290
SOVEREIGN ISSUES 3.0%
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	797,845	7,363
0.500% due 03/20/2049		977,000	8,881
0.700% due 12/20/2048		247,000	2,366
1.700% due 09/20/2032		400,000	4,402

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Tokyo Metropolitan Government 2.000% due 05/17/2021		$1,400	1,417
			24,429
Total Japan (Cost $34,276)			34,719
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	233
Total Jersey, Channel Islands (Cost $249)			233
KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$5,400	6,038
Total Kuwait (Cost $5,377)			6,038
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 6.125% due 03/09/2021		$1,800	1,870
Total Lithuania (Cost $1,832)			1,870
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	572	629
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (d)		2,300	2,569
Sberbank of Russia Via SB Capital S.A. 5.125% due 10/29/2022		$200	211
Total Luxembourg (Cost $3,493)			3,409
MALAYSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.500% due 04/21/2030		$400	445
4.550% due 04/21/2050		300	382
4.800% due 04/21/2060		300	414
Total Malaysia (Cost $995)			1,241
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
4.750% due 04/27/2032		$400	442
5.000% due 04/27/2051		500	541
Total Mexico (Cost $854)			983
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.613% (US0003M + 0.300%) due 09/22/2037 ~		$816	714
Total Multinational (Cost $597)			714
NETHERLANDS 2.9%
ASSET-BACKED SECURITIES 1.2%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	893
Cairn CLO BV 0.670% due 01/31/2030 •		1,400	1,546
Dryden Euro CLO BV 0.880% due 01/15/2030 •		2,100	2,349
Jubilee CLO BV 0.442% due 12/15/2029 •		2,400	2,682

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Tikehau CLO BV 0.880% due 12/07/2029 •		2,100	2,338
			9,808
CORPORATE BONDS & NOTES 1.7%
Cooperatieve Rabobank UA
1.144% (US0003M + 0.860%) due 09/26/2023 ~		$1,900	1,896
3.875% due 09/26/2023		2,400	2,624
6.625% due 06/29/2021 •(g)(h)	EUR	800	926
Enel Finance International NV 2.650% due 09/10/2024		$1,300	1,359
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~		2,100	2,111
4.100% due 10/02/2023		2,100	2,305
JT International Financial Services BV 3.500% due 09/28/2023		2,400	2,585
			13,806
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		300,000	360
Total Netherlands (Cost $23,578)			23,974
		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 2.9%
SOVEREIGN ISSUES 2.9%
New Zealand Government International Bond 4.500% due 04/15/2027	NZD	29,700	24,104
Total New Zealand (Cost $24,046)			24,104
NORWAY 0.0%
CORPORATE BONDS & NOTES 0.0%
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	100	113
Total Norway (Cost $115)			113
PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,600	454
5.940% due 02/12/2029		20,700	6,751
6.350% due 08/12/2028		21,900	7,323
Total Peru (Cost $13,371)			14,528
QATAR 2.4%
SOVEREIGN ISSUES 2.4%
Qatar Government International Bond
3.375% due 03/14/2024		$1,200	1,288
3.750% due 04/16/2030		700	799
3.875% due 04/23/2023		6,000	6,449
4.000% due 03/14/2029		5,100	5,879
4.400% due 04/16/2050		700	868
4.500% due 04/23/2028		3,000	3,543
4.817% due 03/14/2049		600	791
Total Qatar (Cost $17,430)			19,617
SAUDI ARABIA 0.5%
SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
2.875% due 03/04/2023		$1,700	1,777
3.250% due 10/26/2026		500	541
3.625% due 03/04/2028		1,100	1,211
4.375% due 04/16/2029		800	932

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Saudi Arabia (Cost $4,079)			4,461
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$400	403
3.500% due 09/18/2027		400	413
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		1,100	1,101
Total Singapore (Cost $1,899)			1,917
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$2,210	2,550
Total Slovenia (Cost $2,284)			2,550
SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 4.850% due 09/30/2029		$200	190
Total South Africa (Cost $200)			190
SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$700	703
SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		300	325
Total South Korea (Cost $998)			1,028
SPAIN 5.5%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	2,200	2,410
		SHARES
PREFERRED SECURITIES 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		600,000	647
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 5.1%
Autonomous Community of Catalonia
4.220% due 04/26/2035		300	423
4.900% due 09/15/2021		1,800	2,134
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,519
1.250% due 10/31/2030		10,000	12,125
1.400% due 07/30/2028 (k)		11,000	13,523
1.450% due 04/30/2029		9,252	11,425
			42,149
Total Spain (Cost $43,798)			45,206
SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
5.750% due 09/18/2025 •(h)	EUR	800	906
6.500% due 08/08/2023 (h)		$3,000	3,289

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

UBS AG
4.750% due 02/12/2026 •(h)	EUR	1,500	1,722
7.625% due 08/17/2022 (h)		$1,300	1,450
UBS Group AG 3.126% due 08/13/2030 •		2,700	2,919
Total Switzerland (Cost $9,778)			10,286
UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$1,500	1,643
3.125% due 04/16/2030		600	663
3.875% due 04/16/2050		500	593
Total United Arab Emirates (Cost $2,572)			2,899
UNITED KINGDOM 14.6%
CORPORATE BONDS & NOTES 8.5%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$6,100	6,645
10.000% due 05/21/2021	GBP	700	929
Barclays PLC
3.650% due 03/16/2025		$1,900	2,064
4.338% due 05/16/2024 •		1,500	1,616
4.375% due 01/12/2026		1,000	1,130
4.836% due 05/09/2028		500	549
6.375% due 12/15/2025 •(g)(h)	GBP	200	234
7.250% due 03/15/2023 •(g)(h)		600	741
8.000% due 12/15/2020 •(g)(h)	EUR	500	565
8.000% due 06/15/2024 •(g)(h)		$1,700	1,762
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	700	864
FCE Bank PLC
0.221% due 08/26/2020 •	EUR	200	224
0.869% due 09/13/2021		500	543
1.660% due 02/11/2021		300	333
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,600	3,333
HSBC Holdings PLC
1.698% (US0003M + 1.380%) due 09/12/2026 ~		$2,200	2,166
3.973% due 05/22/2030 •		1,900	2,110
4.041% due 03/13/2028 •		900	995
4.292% due 09/12/2026 •		2,200	2,450
6.500% due 03/23/2028 •(g)(h)		700	719
6.750% due 09/11/2028	GBP	1,000	1,592
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		1,200	1,509
Lloyds Bank PLC
4.875% due 03/30/2027		800	1,259
5.125% due 03/07/2025		1,600	2,387
Lloyds Banking Group PLC
3.870% due 07/09/2025 •		$400	436
4.375% due 03/22/2028		200	232
4.582% due 12/10/2025		1,300	1,445
4.650% due 03/24/2026		1,800	2,006
7.500% due 06/27/2024 •(g)(h)		200	208
Nationwide Building Society
1.700% due 02/13/2023		2,500	2,577
2.000% due 01/27/2023		1,900	1,958
3.622% due 04/26/2023 •		500	520
3.766% due 03/08/2024 •		800	844
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	300	372
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~		$700	699
Royal Bank of Scotland Group PLC
1.862% (US0003M + 1.470%) due 05/15/2023 ~		2,000	2,002
3.498% due 05/15/2023 •		1,900	1,973
3.875% due 09/12/2023		500	539
4.269% due 03/22/2025 •		200	218
5.076% due 01/27/2030 •		2,200	2,645
6.000% due 12/29/2025 •(g)(h)		1,300	1,320
7.500% due 08/10/2020 •(g)(h)		2,400	2,410
8.625% due 08/15/2021 •(g)(h)		2,300	2,396
Santander UK Group Holdings PLC
4.750% due 09/15/2025		1,300	1,415
4.796% due 11/15/2024 •		2,100	2,324
6.750% due 06/24/2024 •(g)(h)	GBP	1,400	1,775
7.375% due 06/24/2022 •(g)(h)		800	1,016
Tesco PLC 6.125% due 02/24/2022		175	234

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Tesco Property Finance PLC 5.411% due 07/13/2044	569	934
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	700	905
		70,122
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Aggregator of Loans Backed by Assets PLC 1.976% due 04/24/2049	1,485	1,842
Durham Mortgages B PLC 0.856% due 03/31/2054 •	1,523	1,874
Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	1,144	1,365
Eurosail PLC
0.362% due 06/10/2044 •	18	22
1.143% due 06/13/2045 •	923	1,133
Finsbury Square PLC 1.148% due 09/12/2068 •	1,742	2,157
Harben Finance PLC 1.056% due 08/20/2056 •	1,369	1,692
Hawksmoor Mortgages 1.287% due 05/25/2053 •	3,412	4,227
Lanark Master Issuer PLC 1.073% due 12/22/2069 •	1,368	1,700
Newgate Funding PLC
1.193% due 12/15/2050 •	455	526
1.443% due 12/15/2050 •	228	260
Residential Mortgage Securities PLC
1.132% due 12/20/2046 •	684	848
1.382% due 09/20/2065 •	1,434	1,784
Resloc UK PLC 0.353% due 12/15/2043 •	1,339	1,547
Ripon Mortgages PLC 1.056% due 08/20/2056 •	11,700	14,450
Stanlington PLC 1.198% due 06/12/2046 •	2,418	2,984
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	4,146	5,124
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	2,301	2,852
Twin Bridges PLC 0.978% due 09/12/2044 •	566	697
Uropa Securities PLC
0.402% due 06/10/2059 •	281	331
0.552% due 06/10/2059 •	69	78
0.752% due 06/10/2059 •	53	62
0.952% due 06/10/2059 •	57	64
		47,619
	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	2,750	533
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	1,100	1,361
Total United Kingdom (Cost $120,148)		119,635
UNITED STATES 73.7%
ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust 1.085% due 08/25/2035 •	$1,600	1,538
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •	4	4
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.125% due 06/25/2029 •	8	7
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.545% due 10/25/2035 •	386	386
0.565% due 02/25/2036 •	1,195	1,046
Asset-Backed Securities Corp. Home Equity Loan Trust 1.310% due 09/15/2033 •	2,976	2,886

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	962	961
Bear Stearns Asset-Backed Securities Trust 0.845% due 10/25/2032 •	1	1
Citigroup Mortgage Loan Trust
0.345% due 12/25/2036 •	555	371
0.365% due 01/25/2037 •	2,379	1,906
0.445% due 03/25/2036 •	1,368	1,269
Citigroup Mortgage Loan Trust, Inc. 0.845% due 07/25/2035 •	2,400	2,254
Countrywide Asset-Backed Certificates
0.315% due 12/25/2036 ^•	837	758
0.325% due 06/25/2037 •	682	608
0.325% due 06/25/2047 ^•	675	600
0.385% due 06/25/2037 ^•	1,895	1,861
0.685% due 02/25/2036 •	1,475	1,444
Countrywide Asset-Backed Certificates Trust
0.375% due 06/25/2047 •	682	673
0.925% due 08/25/2047 •	490	469
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •	3	3
DT Auto Owner Trust 1.140% due 01/16/2024	2,200	2,204
EMC Mortgage Loan Trust 1.085% due 05/25/2043 •	21	21
First Franklin Mortgage Loan Trust
0.300% due 07/25/2036 •	1,746	1,607
1.130% due 03/25/2035 •	1,500	1,448
GSAMP Trust
0.425% due 09/25/2036 •	3,874	1,745
0.435% due 05/25/2046 •	2,147	1,937
0.445% due 02/25/2046 •	87	80
1.055% due 11/25/2034 •	506	490
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	118	65
MASTR Asset-Backed Securities Trust
0.425% due 06/25/2036 •	3,953	2,189
0.685% due 10/25/2035 ^•	1,063	964
MASTR Specialized Loan Trust 0.555% due 01/25/2037 •	1,092	590
Merrill Lynch Mortgage Investors Trust
0.515% due 07/25/2036 •	4,609	4,033
0.905% due 05/25/2036 •	38	36
Morgan Stanley ABS Capital, Inc. Trust
0.310% due 07/25/2036 •	234	205
0.315% due 01/25/2037 •	2,138	1,202
0.325% due 05/25/2037 •	1,962	1,553
0.425% due 06/25/2036 •	1,782	1,187
1.115% due 02/25/2035 •	2,866	2,581
1.145% due 09/25/2034 •	1,956	1,908
Morgan Stanley Home Equity Loan Trust 0.415% due 04/25/2037 •	1,614	1,069
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ	1,940	746
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.475% due 03/25/2036 •	1,700	1,627
NovaStar Mortgage Funding Trust
0.315% due 03/25/2037 •	1,391	1,004
0.725% due 05/25/2036 •	2,800	2,456
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	549	261
5.731% due 11/25/2036 þ	1,997	1,074
Residential Asset Mortgage Products Trust 0.745% due 06/25/2032 •	3	3
Residential Asset Securities Corp. Trust
0.435% due 11/25/2036 ^•	5,481	4,736
0.980% due 01/25/2035 •	67	67
Saxon Asset Securities Trust 0.495% due 09/25/2037 •	1,878	1,770
Soundview Home Loan Trust
0.435% due 11/25/2036 •	2,300	2,044
0.465% due 05/25/2036 •	1,000	947
1.135% due 10/25/2037 •	1,830	1,546
Specialty Underwriting & Residential Finance Trust
0.335% due 06/25/2037 •	423	285
0.935% due 06/25/2036 •	147	147
Structured Asset Investment Loan Trust
0.357% due 07/25/2036 •	1,344	903
0.865% due 01/25/2033 •	1,055	1,031
1.085% due 09/25/2034 •	73	69
Structured Asset Securities Corp. 0.935% due 02/25/2035 •	3,410	3,221
Terwin Mortgage Trust 1.125% due 11/25/2033 •	39	37
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	9,567	10,088

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,558
			82,779
CORPORATE BONDS & NOTES 12.1%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	100	116
3.750% due 11/14/2023		$2,200	2,393
AIG Global Funding 2.300% due 07/01/2022		2,600	2,679
Air Lease Corp. 3.500% due 01/15/2022		2,100	2,122
American International Group, Inc. 3.900% due 04/01/2026		1,000	1,130
American Tower Corp. 2.250% due 01/15/2022		800	820
Anheuser-Busch InBev Finance, Inc. 3.700% due 02/01/2024		1,900	2,089
AT&T, Inc.
0.139% due 08/03/2020 •	EUR	800	899
1.100% (US0003M + 0.750%) due 06/01/2021 ~		$600	603
1.498% (US0003M + 1.180%) due 06/12/2024 ~		1,100	1,103
1.800% due 09/05/2026	EUR	1,700	1,999
2.169% (US0003M + 0.950%) due 07/15/2021 ~		$1,400	1,412
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		500	522
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		1,400	1,399
1.323% (US0003M + 1.010%) due 12/15/2023 ~		800	800
4.250% due 12/15/2025		400	460
4.375% due 12/15/2028		400	468
BP Capital Markets America, Inc. 3.790% due 02/06/2024		1,300	1,424
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		2,600	2,747
British Airways Pass-Through Trust 3.350% due 12/15/2030		2,689	2,229
Campbell Soup Co.
3.300% due 03/15/2021		300	305
3.650% due 03/15/2023		172	184
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		300	320
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	2,074
5.125% due 07/01/2049		400	463
6.384% due 10/23/2035		500	661
CNH Industrial Capital LLC 4.375% due 11/06/2020		900	908
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~		800	800
3.800% due 10/22/2021		1,100	1,144
Crown Castle International Corp. 3.400% due 02/15/2021		1,100	1,117
CVS Health Corp.
3.350% due 03/09/2021		213	217
3.700% due 03/09/2023		1,800	1,935
D.R. Horton, Inc. 4.375% due 09/15/2022		400	425
Dell International LLC 4.420% due 06/15/2021		1,500	1,542
Discover Bank 4.650% due 09/13/2028		2,100	2,415
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~		600	599
Duke Energy Corp.
0.924% (US0003M + 0.500%) due 05/14/2021 ~		800	802
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		400	400
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	600	679
Fiserv, Inc. 3.200% due 07/01/2026		$2,300	2,548
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •	EUR	200	205
0.080% due 12/01/2021 •		300	317
0.185% due 05/14/2021 •		100	109
3.200% due 01/15/2021		$500	494
Fox Corp. 3.666% due 01/25/2022		600	628
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		500	493
General Mills, Inc.
1.716% (US0003M + 0.540%) due 04/16/2021 ~		200	200
3.200% due 04/16/2021		100	102

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

General Motors Financial Co., Inc. 2.170% (US0003M + 0.850%) due 04/09/2021 ~		100	99
GLP Capital LP 5.300% due 01/15/2029		1,400	1,519
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		1,500	1,491
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~		1,700	1,697
Jackson National Life Global Funding 2.375% due 09/15/2022		2,600	2,678
Kilroy Realty LP 3.450% due 12/15/2024		200	210
Kinder Morgan, Inc. 5.000% due 02/15/2021		900	919
Komatsu Finance America, Inc. 2.437% due 09/11/2022		900	923
MassMutual Global Funding 2.250% due 07/01/2022		2,600	2,681
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		200	201
Micron Technology, Inc. 4.185% due 02/15/2027		700	776
Mid-America Apartments LP 4.200% due 06/15/2028		1,000	1,160
Morgan Stanley 0.959% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	2,600	1,863
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,856
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~		$1,700	1,694
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		2,800	2,908
Navient Corp. 5.000% due 10/26/2020		300	299
Nissan Motor Acceptance Corp. 2.650% due 07/13/2022		300	296
Northwell Healthcare, Inc. 4.260% due 11/01/2047		800	893
ONEOK, Inc. 4.550% due 07/15/2028		200	210
Raytheon Technologies Corp. 2.800% due 03/15/2022		1,000	1,032
Reliance Standard Life Global Funding 2.625% due 07/22/2022		2,500	2,570
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		400	426
San Diego Gas & Electric Co. 3.600% due 09/01/2023		300	324
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		800	801
Southern Co. 2.950% due 07/01/2023		1,500	1,587
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	105
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~		100	93
3.950% due 06/15/2023		2,400	2,040
Spirit Realty LP 4.000% due 07/15/2029		600	592
Springleaf Finance Corp. 8.250% due 12/15/2020		300	310
Sprint Corp. 7.250% due 09/15/2021		100	105
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		188	190
4.738% due 09/20/2029		400	434
Sunoco Logistics Partners Operations LP 4.650% due 02/15/2022		700	732
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		1,300	1,296
Verizon Communications, Inc.
4.016% due 12/03/2029		712	853
4.329% due 09/21/2028		496	598
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		2,300	2,396
Wells Fargo & Co.
1.990% (US0003M + 1.230%) due 10/31/2023 ~		2,700	2,720
2.130% (US0003M + 1.110%) due 01/24/2023 ~		1,800	1,810
Wells Fargo Bank N.A. 3.550% due 08/14/2023		2,200	2,388

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	2,847	2,957
		100,232
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~	691	653
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~	1,249	1,204
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~	571	536
		2,393
MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028	800	1,033
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	392	576
		1,609
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Assets Trust 0.375% due 05/25/2046 ^•	154	129
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	1,489	1,437
Banc of America Mortgage Trust 3.234% due 06/25/2035 ~	65	57
BCAP LLC Trust 2.431% due 01/26/2047 •	23	20
Bear Stearns Adjustable Rate Mortgage Trust
3.118% due 05/25/2034 ~	6	5
3.171% due 08/25/2033 ~	3	3
3.801% due 05/25/2034 ~	9	8
3.847% due 05/25/2047 ^~	116	109
3.887% due 09/25/2034 ~	47	45
3.937% due 10/25/2033 ~	4	3
4.332% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	31	28
3.697% due 08/25/2036 ^~	117	76
3.769% due 05/25/2035 ~	7	7
3.853% due 11/25/2035 ^~	267	238
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~	55	46
Chase Mortgage Finance Trust 3.386% due 07/25/2037 ~	68	59
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.335% due 01/25/2036 •	1,322	1,196
Citigroup Mortgage Loan Trust
0.308% due 08/25/2036 •	5,395	2,444
3.934% due 09/25/2037 ^~	126	119
Citigroup Mortgage Loan Trust, Inc. 4.030% due 08/25/2035 ^~	1,068	956
Commercial Mortgage Trust 1.488% due 01/10/2046 ~(a)	2,201	57
Countrywide Alternative Loan Trust
0.395% due 07/25/2046 ^•	1,274	1,105
0.400% due 07/20/2046 ^•	144	107
0.465% due 02/25/2037 •	193	167
0.515% due 09/25/2035 •	1,006	756
0.535% due 05/25/2037 ^•	104	36
2.754% due 11/25/2047 ^•	628	531
3.640% due 11/25/2035 ^~	128	107
3.843% due 02/25/2037 ^~	34	32
5.200% due 11/25/2035 •	26	23
5.250% due 06/25/2035 ^	12	11
6.250% due 12/25/2036	2,678	1,755
6.250% due 08/25/2037 ^	23	18
6.296% due 11/25/2035 •	9	8
6.500% due 06/25/2036 ^	50	37
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 04/25/2046 •	260	232
0.455% due 04/25/2046 •	3,767	1,466
0.945% due 09/25/2034 •	17	16
3.427% due 08/25/2034 ^~	2	2
3.799% due 08/25/2034 ^~	10	11
4.119% due 04/20/2035 ~	1	1
6.000% due 07/25/2036	1,203	972
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •	74	69
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	2	2

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	158	76
DBUBS Mortgage Trust
0.381% due 11/10/2046 ~(a)	900	1
0.874% due 11/10/2046 ~(a)	421	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.325% due 07/25/2047 •	475	416
GreenPoint Mortgage Funding Trust 0.725% due 11/25/2045 •	7	6
GS Mortgage Securities Corp. 1.642% due 02/10/2046 ~(a)	2,143	66
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)	1,722	63
GSC Capital Corp. Mortgage Trust 0.365% due 05/25/2036 ^•	1,603	1,452
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •	2,245	1,818
GSR Mortgage Loan Trust
2.906% due 06/25/2034 ~	9	8
2.930% due 03/25/2033 •	4	4
4.270% due 01/25/2035 ~	11	11
HarborView Mortgage Loan Trust
0.530% due 06/20/2035 •	18	18
2.354% due 12/19/2036 ^•	79	72
Impac CMB Trust
0.905% due 10/25/2034 •	451	440
1.185% due 07/25/2033 •	3	3
IndyMac Mortgage Loan Trust 3.555% due 09/25/2035 ^~	55	45
JPMorgan Mortgage Trust
3.221% due 11/25/2033 ~	3	3
4.028% due 10/25/2035 ~	16	15
6.000% due 06/25/2037	1,904	1,258
JPMorgan Resecuritization Trust 5.500% due 07/27/2037 ~	363	365
Lehman XS Trust 0.390% due 08/25/2046 •	1,880	1,735
Luminent Mortgage Trust 0.375% due 05/25/2046 •	1,762	1,495
MASTR Alternative Loan Trust
0.585% due 03/25/2036 ^•	44	3
6.000% due 02/25/2036	714	523
Merrill Lynch Mortgage Investors Trust
3.339% due 02/25/2036 ~	77	74
3.359% due 02/25/2033 ~	6	6
3.479% due 02/25/2036 ~	21	20
3.868% due 05/25/2033 ~	10	10
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	205	119
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	2,294	2,422
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	2,958	3,109
OBX Trust 0.835% due 06/25/2057 •	808	800
Residential Accredit Loans, Inc. Trust
0.365% due 06/25/2046 •	315	111
2.624% due 10/25/2037 ~	501	442
3.004% due 08/25/2035 •	203	182
6.250% due 02/25/2037	2,119	1,960
Residential Asset Securitization Trust
0.585% due 01/25/2046 ^•	55	16
5.750% due 02/25/2036	1,082	1,039
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	1	1
Sequoia Mortgage Trust
0.390% due 07/20/2036 •	160	150
0.540% due 07/20/2033 •	32	30
Structured Adjustable Rate Mortgage Loan Trust
3.765% due 02/25/2034 ~	5	5
3.832% due 04/25/2034 ~	10	10
3.875% due 08/25/2035 ~	116	110
4.054% due 09/25/2035 ~	135	128
Structured Asset Mortgage Investments Trust
0.305% due 08/25/2036 •	1,499	1,312
0.395% due 05/25/2036 •	52	47
0.405% due 05/25/2036 •	135	127
0.405% due 09/25/2047 •	215	184
0.774% due 07/19/2034 •	6	5
Structured Asset Securities Corp. 0.465% due 01/25/2036 •	1,447	1,284
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •	797	676
TBW Mortgage-Backed Trust 5.630% due 01/25/2037 ^þ	200	100

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Thornburg Mortgage Securities Trust
1.435% due 06/25/2037 ^•	93	92
1.765% due 06/25/2037 •	157	134
1.815% due 06/25/2047 ^•	79	69
3.794% due 09/25/2037 ~	3	3
WaMu Mortgage Pass-Through Certificates Trust
0.495% due 01/25/2045 •	18	17
0.545% due 10/25/2045 •	975	937
0.765% due 07/25/2045 •	492	460
1.990% due 02/27/2034 •	14	13
3.341% due 12/25/2036 ^~	477	454
3.740% due 06/25/2033 ~	3	3
3.746% due 12/25/2035 ~	217	209
3.824% due 09/25/2036 ~	205	186
Washington Mutual Mortgage Pass-Through Certificates Trust
2.444% due 07/25/2046 ^•	42	28
6.500% due 03/25/2036	1,991	1,548
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	73	69
6.000% due 06/25/2037 ^	174	177
Wells Fargo-RBS Commercial Mortgage Trust 1.322% due 03/15/2045 ~(a)	4,596	115
		43,398
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	1,200,000	1,283
Bank of America Corp. 5.875% due 03/15/2028 •(g)	1,200,000	1,228
		2,511
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 41.7%
Fannie Mae
0.585% due 06/25/2036 •	35	35
3.500% due 01/01/2059	3,588	3,906
3.520% due 12/01/2034 •	13	14
4.295% due 06/01/2021	2,854	2,927
4.321% due 11/01/2034 •	30	31
6.000% due 04/25/2043 - 07/25/2044	86	101
6.500% due 11/25/2042	89	105
Freddie Mac
0.720% due 01/15/2038 •	468	467
0.785% due 12/15/2037 •	12	12
1.091% due 11/25/2022 ~(a)	3,028	56
2.704% due 10/25/2044 •	70	71
3.390% due 01/15/2038 ~(a)	468	26
3.500% due 07/01/2048	4,786	5,035
Ginnie Mae
1.153% due 07/20/2066 - 11/20/2066 •	4,667	4,723
3.000% due 01/20/2030 •	4	4
3.000% due 07/20/2046 - 05/20/2047	277	285
3.125% due 11/20/2026 - 12/20/2026 •	5	5
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~	8	7
3.875% due 05/20/2028 - 06/20/2030 •	16	17
6.000% due 08/20/2034	341	395
NCUA Guaranteed Notes 0.734% due 12/08/2020 •	526	526
Small Business Administration 5.600% due 09/01/2028	113	124
Uniform Mortgage-Backed Security
3.000% due 10/01/2049 - 03/01/2050	7,291	7,766
3.500% due 10/01/2034 - 02/01/2050	7,306	7,790
4.000% due 06/01/2048 - 09/01/2048	1,897	2,012
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	14,700	14,974
2.500% due 07/01/2050 - 09/01/2050	115,800	120,449
3.500% due 07/01/2035 - 08/01/2050	65,200	68,578
4.000% due 07/01/2050 - 08/01/2050	85,800	90,945
4.500% due 07/01/2050 - 08/01/2050	12,600	13,544
		344,930
U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (o)	453	460

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

0.375% due 07/15/2025 (m)(o)		3,244	3,470
0.375% due 07/15/2027 (m)		3,879	4,222
0.500% due 01/15/2028 (m)		12,164	13,335
1.375% due 02/15/2044 (o)		1,210	1,655
2.500% due 01/15/2029 (m)(o)		2,867	3,678
3.875% due 04/15/2029 (m)(o)		2,340	3,310
U.S. Treasury Notes
1.125% due 06/30/2021 (o)		300	303
1.750% due 10/31/2020 (m)(o)		800	804
1.875% due 08/31/2022 (o)		100	104
2.000% due 11/30/2020 (m)(o)		700	705
2.625% due 06/15/2021 (o)		600	614
			32,660
Total United States (Cost $602,828)			610,512
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS (j) 2.3%			18,634
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	1,601	15
SOUTH AFRICA TREASURY BILLS 0.3%
4.470% due 12/09/2020 (d)(e)	ZAR	47,800	2,711
U.S. TREASURY BILLS 0.3%
0.051% due 08/06/2020 - 09/24/2020 (c)(d)(m)(o)		$2,617	2,616
Total Short-Term Instruments (Cost $24,553)			23,976
Total Investments in Securities (Cost $1,166,059)			1,187,680
		SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short Asset Portfolio		54,652	545
PIMCO Short-Term Floating NAV Portfolio III		2,471,922	24,371
Total Short-Term Instruments (Cost $24,848)			24,916
Total Investments in Affiliates (Cost $24,848)			24,916
Total Investments 146.5% (Cost $1,190,907)			$1,212,596
Financial Derivative Instruments (l)(n) (0.3)%(Cost or Premiums, net $6,509)			(2,667)
Other Assets and Liabilities, net (46.2)%			(382,358)
Net Assets 100.0%			$827,571

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Coupon represents a yield to maturity.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
(i)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India					1.326%	03/28/2022	12/19/2019		$695	$692	0.08%
Morgan Stanley					0.959	02/03/2023	01/30/2020		1,971	1,863	0.23
								$2,666		$2,555	0.31%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	8,016	United Kingdom Gilt 1.750% due 01/22/2049			$(11,229)	$9,933	$9,966
FICC	0.000	06/30/2020	07/01/2020		$8,701	U.S. Treasury Notes 2.125% due 05/15/2022			(8,875)	8,701	8,701
Total Repurchase Agreements									$(20,104)	$18,634	$18,667
REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS					(0.410)%	05/27/2020	08/20/2020		EUR	(19,599)	$(22,011)
					(0.300)	03/25/2020	08/20/2020		(5,805)		(6,517)
MBC					(0.350)	03/30/2020	08/20/2020		(2,992)		(3,358)
Total Reverse Repurchase Agreements											$(31,886)
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(3)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond						2.750%	12/01/2048	CAD	5,100	$(5,252)	$(5,407)
United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt						1.750%	01/22/2049	GBP	3,800	(5,510)	(6,119)
United States (6.7)%
U.S. Government Agencies (6.7)%
Uniform Mortgage-Backed Security, TBA						3.000%	08/01/2050		$23,600	(24,804)	(24,815)
Uniform Mortgage-Backed Security, TBA						3.000	09/01/2050		29,400	(30,798)	(30,859)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total United States	(55,602)	(55,674)
Total Short Sales (8.1)%	$(66,364)	$(67,200)
(k)	Securities with an aggregate market value of $33,372 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(42,740) at a weighted average interest rate of (0.303%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $51 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2020 Futures	$111.750	08/21/2020	93	$93	$1	$0
Put - CBOT U.S. Treasury 5-Year Note September 2020 Futures	112.750	08/21/2020	7	7	0	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	73	183	17	43
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	39	98	8	21
Total Purchased Options	$26	$64
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	500	$40,391	$16	$0	$(6)
Australia Government 10-Year Bond September Futures	09/2020	50	5,134	81	4	(6)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	400	2	0	0	0
Euro-Bobl September Futures	09/2020	558	84,621	299	0	(44)
Euro-BTP Italy Government Bond September Futures	09/2020	365	59,002	1,366	239	(53)
Euro-Buxl 30-Year Bond September Futures	09/2020	15	3,707	66	0	(18)
Japan Government 10-Year Bond September Futures	09/2020	37	52,069	26	0	(65)
Put Options Strike @ EUR 127.000 on Euro-Bund September 2020 Futures (1)	08/2020	270	2	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2020	700	88,020	234	0	(24)
U.S. Treasury 10-Year Note September Futures	09/2020	12	1,670	5	0	(2)
$2,093	$243	$(218)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2020	308	$(34,897)	$(58)	$77	$0
Euro-Bund 10-Year Bond September Futures	09/2020	464	(92,021)	(788)	94	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	409	(77,037)	(1,039)	32	(5)
Euro-Schatz September Futures	09/2020	400	(50,396)	(39)	12	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	7	(1,527)	13	7	0
United Kingdom Long Gilt September Futures	09/2020	510	(86,980)	66	101	(139)
$(1,845)	$323	$(144)
Total Futures Contracts	$248	$566	$(362)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.078%	EUR	400	$(13)	$11	$(2)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	3.151	$600	(94)	72	(22)	1	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.040	1,600	(44)	36	(8)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.080	EUR	300	(8)	7	(1)	0	0
$(159)	$126	$(33)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	400	$7	$(5)	$2	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	1,000	2	(124)	(122)	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.802	100	3	(2)	1	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.296	200	(1)	4	3	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.833	1,000	(33)	43	10	0	0
$(22)	$(84)	$(106)	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$500	$0	$3	$3	$0	$(1)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	3,400	(36)	(4)	(40)	0	(4)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	65,000	685	(50)	635	0	(182)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	2,700	(47)	60	13	0	(16)
iTraxx Europe Main 33 5-Year Index	(1.000)	Quarterly	06/20/2025	14,600	(170)	(107)	(277)	0	(49)
$432	$(98)	$334	$0	$(252)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$8,554	$(397)	$170	$(227)	$5	$0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,046	(86)	13	(73)	3	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	4,560	(512)	299	(213)	8	0
$(995)	$482	$(513)	$16	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$238,900	$(2)	$(23)	$(25)	$0	$(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	48,300	0	(3)	(3)	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	9,100	0	2	2	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	6,900	0	4	4	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	34,300	3	4	7	0	(4)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	32,200	0	7	7	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	7,300	0	4	4	(1)	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	53,800	12	0	12	2	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	22,600	0	(3)	(3)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	17,200	0	(1)	(1)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	5,700	0	4	4	0	0
$13	$(5)	$8	$4	$(10)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	22,400	$5	$686	$691	$5	$0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		42,900	1,160	148	1,308	5	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905	Quarterly	12/03/2039		2,400	0	(182)	(182)	3	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	BRL	2,400	0	(16)	(16)	0	(1)
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/19/2021	CAD	5,100	23	41	64	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		5,700	0	91	91	0	(4)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(44)	191	147	0	(4)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		18,000	4	888	892	0	(31)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		27,100	411	1,272	1,683	0	(44)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		15,400	(311)	849	538	0	(25)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		1,700	42	381	423	0	(8)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,700	0	593	593	0	(12)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		2,700	57	359	416	0	(12)
Receive(8)	3-Month CNY-CNREPOFIX	2.180	Quarterly	09/16/2025	CNY	66,600	74	7	81	7	0
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	2,400	0	201	201	8	0
Receive(8)	3-Month NZD-BBR	0.501	Semi-Annual	04/15/2027	NZD	33,300	0	(12)	(12)	0	(12)
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2021		$36,300	417	21	438	4	0
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/13/2021		36,200	416	21	437	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		20,000	73	(453)	(380)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		48,500	(677)	(976)	(1,653)	0	(4)
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		20,450	0	(661)	(661)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		29,800	617	(2,187)	(1,570)	5	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		16,900	0	(515)	(515)	6	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		20,050	0	(581)	(581)	7	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		8,600	0	(276)	(276)	2	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		90,300	8,892	75	8,967	0	(29)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		19,500	(818)	(84)	(902)	8	0
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		4,800	(143)	(9)	(152)	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		15,000	(427)	(1,913)	(2,340)	12	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		19,500	1,952	1,968	3,920	0	(44)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		37,000	(2,068)	(171)	(2,239)	85	0
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		3,200	(88)	(13)	(101)	7	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		4,800	(854)	97	(757)	43	0
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	8,050	45	(67)	(22)	3	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,600	(16)	76	60	1	0
Pay(8)	6-Month EUR-EURIBOR	0.339	Annual	12/11/2021	EUR	5,400	0	5	5	3	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022		252,900	(402)	(283)	(685)	0	(30)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		100,300	813	384	1,197	51	0
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		6,900	229	342	571	7	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		84,800	3,554	573	4,127	128	0
Receive(8)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		21,200	(4,054)	(290)	(4,344)	34	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	5,900	(3)	106	103	16	0
Pay(8)	6-Month GBP-LIBOR	0.250	Semi-Annual	12/16/2022		40,500	(8)	108	100	31	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		17,800	198	97	295	24	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		4,400	79	(231)	(152)	0	(24)
Receive(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		600	(3)	(18)	(21)	0	(3)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	6,310,000	(638)	(294)	(932)	67	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,830,000	33	(625)	(592)	74	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		410,000	(28)	(182)	(210)	24	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	(61)	(66)	0	(1)
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	(63)	(63)	0	(2)
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	1,400	0	28	28	0	(9)
Pay	UKRPI	3.436	Maturity	02/15/2030		800	0	18	18	0	(5)
Pay	UKRPI	3.450	Maturity	02/15/2030		2,400	3	58	61	0	(16)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.453	Maturity	02/15/2030	4,800	0	124	124	0	(32)
$8,510	$(355)	$8,155	$679	$(353)
Total Swap Agreements	$7,779	$66	$7,845	$701	$(615)
(m)	Securities with an aggregate market value of $18,514 and cash of $3,723 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin asset of $27 and liability of $(3) for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	RUB	380,024	$5,477	$147	$0
07/2020	$8,526	JPY	911,043	0	(89)
07/2020	222	RUB	17,246	20	0
07/2020	597	SEK	5,580	2	0
07/2020	425	ZAR	8,074	40	0
07/2020	ZAR	21,200	$1,431	212	0
08/2020	JPY	961,753	9,000	89	0
08/2020	NZD	1,825	1,089	0	(88)
08/2020	$147	RUB	10,193	0	(4)
09/2020	CNH	357,575	$49,909	0	(462)
09/2020	IDR	246,636	17	0	0
09/2020	ILS	68	20	0	0
BPS	07/2020	BRL	36,396	8,599	1,906	0
07/2020	DKK	3,835	558	0	(21)
07/2020	GBP	5,849	7,453	205	0
07/2020	$6,646	BRL	36,396	46	0
07/2020	29,168	EUR	25,894	30	(106)
07/2020	1,136	GBP	915	0	(2)
07/2020	1,040	RUB	72,132	0	(29)
07/2020	1,124	ZAR	21,200	95	0
08/2020	EUR	2,074	$2,325	0	(7)
08/2020	$516	RUB	36,161	0	(10)
09/2020	HKD	7,740	$985	0	(13)
09/2020	IDR	20,248,980	1,396	22	0
BRC	07/2020	EUR	247	DKK	1,840	0	0
07/2020	GBP	510	$633	1	0
08/2020	CHF	11,087	11,572	0	(145)
09/2020	$10,838	HKD	84,997	125	0
BSH	07/2020	BRL	46,700	$8,528	0	(59)
07/2020	$9,202	BRL	46,700	0	(614)
CBK	07/2020	DKK	270,000	39,263	0	(1,446)
07/2020	EUR	1,833	2,057	0	(2)
07/2020	PEN	45,513	13,070	220	0
07/2020	SEK	800	85	0	(1)
07/2020	$10,579	DKK	70,010	19	(42)
07/2020	13,022	PEN	45,436	0	(194)
07/2020	198	ZAR	3,605	10	0
08/2020	AUD	18,216	$12,595	22	0
08/2020	CAD	895	637	0	(22)
08/2020	PEN	47,199	13,818	499	0
08/2020	$2,832	AUD	4,088	0	(10)
08/2020	2,327	CHF	2,212	11	0
08/2020	4,641	JPY	495,900	0	(46)
08/2020	1,781	NOK	17,350	22	0
08/2020	8,641	PEN	30,481	0	(43)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	08/2020		187	RUB	12,870	0	(7)
	09/2020	JPY	2,690,000		$24,689	0	(246)
	09/2020	PEN	8,415		2,459	86	0
	09/2020		$3,720	CNH	26,407	0	0
	10/2020	DKK	70,010		$10,601	43	(18)
	12/2020	PEN	14,955		4,232	26	0
	12/2020	ZAR	47,800		2,792	79	0
DUB	07/2020	BRL	2,596		474	0	(3)
	07/2020	PEN	383		110	2	0
	07/2020		$492	BRL	2,596	0	(15)
	07/2020		111	PEN	383	0	(3)
	08/2020	BRL	2,596		$492	15	0
	08/2020	PEN	383		111	3	0
FBF	09/2020	HKD	3,035		391	0	0
	09/2020		$2,723	IDR	38,659,493	0	(100)
GLM	07/2020	BRL	12,900		$3,066	694	0
	07/2020	DKK	6,595		968	0	(26)
	07/2020	GBP	55,941		69,010	8	(315)
	07/2020		$2,356	BRL	12,900	16	0
	07/2020		949	GBP	755	0	(14)
	07/2020		5,599	MXN	139,535	455	0
	07/2020		1,046	RUB	79,406	67	0
	08/2020		161		11,178	0	(5)
	09/2020		801	CNH	5,700	2	0
HUS	07/2020	CAD	5,825		$4,233	0	(57)
	07/2020	EUR	11,741		13,213	25	(3)
	07/2020	GBP	383		485	11	0
	07/2020	NOK	19,795		2,038	0	(19)
	07/2020	PEN	6,555		1,908	57	0
	07/2020		$5,022	EUR	4,468	4	(6)
	07/2020		3,600	NOK	34,075	0	(60)
	07/2020		484	RUB	33,924	0	(9)
	07/2020		2,865	SEK	26,465	0	(25)
	07/2020		159	ZAR	2,931	10	0
	07/2020	ZAR	217		$11	0	(1)
	08/2020	CHF	2,289		2,383	0	(37)
	08/2020	GBP	61,013		74,822	0	(796)
	08/2020	NZD	4,047		2,606	0	(5)
	08/2020	RON	48		11	0	0
	08/2020	SEK	14,970		1,597	0	(10)
	08/2020		$3,338	AUD	4,846	7	0
	08/2020		732	CAD	1,000	5	0
	08/2020		3,334	CHF	3,156	2	0
	08/2020		13,326	NZD	20,581	0	(45)
	09/2020	CNY	51,985		$7,253	0	(72)
	09/2020		$30	PLN	116	0	0
IND	09/2020		630	CNH	4,506	5	0
JPM	07/2020	DKK	3,440		$502	0	(17)
	07/2020	RUB	903		13	0	0
	07/2020		$4,911	DKK	32,426	0	(22)
	07/2020		449	EUR	398	0	(2)
	07/2020		273	ZAR	4,976	14	0
	07/2020	ZAR	21,158		$1,209	0	(9)
	08/2020	CAD	889		663	8	0
	08/2020	RON	87		19	0	(1)
	08/2020	RUB	58,387		838	22	0
	08/2020		$213	CAD	300	7	0
	08/2020		974	RUB	68,042	0	(23)
	09/2020	IDR	17,024,941		$1,172	17	0
	10/2020	DKK	32,426		4,921	23	0
MYI	07/2020	SEK	31,245		3,348	0	(5)
	07/2020		$15,999	DKK	106,046	12	(23)
	07/2020		10,650	JPY	1,139,254	0	(99)
	08/2020	JPY	1,139,254		$10,655	99	0
	08/2020		$3,350	SEK	31,245	5	0
	09/2020		38	PLN	149	0	0
	10/2020	DKK	142,382		$21,533	33	(11)
	06/2021		$65	EUR	51	0	(7)
SCX	07/2020	EUR	93,808		$104,411	0	(983)
	07/2020	NOK	14,280		1,473	0	(11)
	08/2020	EUR	75,794		85,189	0	(27)
	08/2020	NZD	5,933		3,822	0	(7)
	08/2020		$3,835	AUD	5,572	11	0
	08/2020		5,389	CHF	5,092	0	(7)
	08/2020		1,473	NOK	14,280	11	0
	09/2020	HKD	78,260		$9,958	0	(136)
	09/2020	IDR	1,159,600		80	1	0
SOG	07/2020		$5,760	DKK	38,232	5	0
	07/2020		95	ZAR	1,756	6	0
	10/2020	DKK	38,232		$5,772	0	(4)
SSB	09/2020	CNY	3,614		508	0	(1)
	09/2020	SGD	345		244	0	(4)
TOR	07/2020	JPY	3,579,400		33,249	99	0
	07/2020		$1,381	CAD	1,885	7	0
	07/2020		6,895	JPY	737,543	0	(65)
	08/2020	CAD	1,885		$1,381	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	08/2020	JPY	737,543		6,898		65	0
UAG	07/2020		$932	EUR	828		0	(1)
	07/2020		7,405	JPY	791,560		0	(74)
	07/2020		716	RUB	51,256		12	(11)
	08/2020	AUD	22,319		$14,470		0	(936)
	08/2020	JPY	791,559		7,408		74	0
	08/2020		$911	CAD	1,228		0	(7)
	08/2020		502	CHF	478		3	0
	08/2020		991	JPY	106,800		0	(2)
	08/2020		1,248	RUB	88,400		0	(12)
Total Forward Foreign Currency Contracts							$5,899	$(7,866)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC EUR versus USD			$1.163	09/15/2020	5,915	$40	$22
	Call - OTC EUR versus USD			1.163	01/29/2021	5,953	77	78
							$117	$100
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/21/2021	2,600	$104	$29
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,700	422	124
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175	09/15/2021	5,300	225	53
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	1,400	85	39
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,800	356	100
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	3,800	149	42
							$1,341	$387
Total Purchased Options							$1,458	$487
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index		Sell	93.000%	08/19/2020	600	$(6)	$(7)
	Call - OTC CDX.HY-34 5-Year Index		Buy	104.000	08/19/2020	600	(3)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,800	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	1,800	(4)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	1,900	(3)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	1,400	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	1,400	(3)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	1,900	(1)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	1,050	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	1,900	(4)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	1,050	(2)	(2)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	92.000	08/19/2020	700	(5)	(7)
	Call - OTC CDX.HY-34 5-Year Index		Buy	105.000	08/19/2020	700	(3)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,600	(1)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	1,700	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	3,600	(5)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	1,700	(2)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	3,050	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	3,050	(6)	(5)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	2,500	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	2,500	(2)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,300	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,300	(6)	(5)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	2,100	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	2,100	(3)	(4)
GST	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,700	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	1,700	(3)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	4,100	(3)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	4,100	(7)	(6)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,000	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,000	(5)	(4)
							$(92)	$(83)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.105	09/15/2020	5,915	$(40)	$(40)
Put - OTC EUR versus USD	1.093	01/29/2021	5,953	(77)	(70)
$(117)	$(110)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020%	12/21/2021	21,300	$(97)	$(2)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	47,400	(421)	(9)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	36,300	(51)	(437)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	36,200	(52)	(437)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	09/15/2021	44,000	(225)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	3,950	(83)	(28)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	1,200	(37)	(40)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	1,900	(76)	(64)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	600	(18)	(20)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	39,900	(355)	(6)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	31,500	(145)	(4)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	1,000	(31)	(32)
$(1,591)	$(1,082)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	18,250	$(19)	$(28)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	9,750	(9)	(15)
$(28)	$(43)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	2,200	$(16)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	900	(8)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	700	(5)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	300	(1)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	4,200	(16)	(4)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,400	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,900	(20)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	3,100	(20)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	2,000	(17)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	600	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,400	(16)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	3,600	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,700	(6)	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,000	(5)	(1)
$(183)	$(33)
Total Written Options	$(2,011)	$(1,351)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.060%	$400	$(14)	$6	$0	$(8)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	3,100	(111)	52	0	(59)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	2,700	(67)	(1)	0	(68)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	1,500	(29)	(6)	0	(35)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	2,800	(97)	44	0	(53)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	3,200	(80)	(1)	0	(81)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	800	(28)	13	0	(15)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	2,700	(52)	(10)	0	(62)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	2,600	(91)	42	0	(49)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	1,500	(37)	(1)	0	(38)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	2,000	(48)	(3)	0	(51)
$(654)	$135	$0	$(519)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.511%	$100	$(5)	$1	$0	$(4)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	800	(35)	(18)	0	(53)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	500	(26)	4	0	(22)
$(66)	$(13)	$0	$(79)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	7,900	$5,451	$1	$28	$29	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700	5,313	(28)	57	29	0
$(27)	$85	$58	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	0.520%	Annual	05/14/2027	ILS	3,100	$4	$6	$10	$0
BPS	Pay	3-Month ILS-TELBOR	0.455	Annual	05/18/2027		43,400	0	87	87	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029		3,200	0	105	105	0
HUS	Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	03/18/2025	CNY	62,100	0	124	124	0
								$4	$322	$326	$0
Total Swap Agreements								$(743)	$529	$384	$(598)
(o)

Securities with an aggregate market value of $4,749 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$62	$0	$62
Sovereign Issues	0	118	0	118
Australia
Asset-Backed Securities	0	326	0	326
Corporate Bonds & Notes	0	1,724	0	1,724
Non-Agency Mortgage-Backed Securities	0	1,971	0	1,971
Sovereign Issues	0	11,900	0	11,900
Austria
Corporate Bonds & Notes	0	471	0	471
Brazil
Corporate Bonds & Notes	0	3,540	0	3,540
Canada
Corporate Bonds & Notes	0	3,771	0	3,771
Non-Agency Mortgage-Backed Securities	0	998	0	998
Sovereign Issues	0	475	0	475
Cayman Islands
Asset-Backed Securities	0	14,803	0	14,803
Corporate Bonds & Notes	0	21,250	0	21,250
China
Corporate Bonds & Notes	0	2,583	0	2,583
Sovereign Issues	0	51,186	0	51,186
Cyprus
Sovereign Issues	0	989	0	989
Denmark
Corporate Bonds & Notes	0	43,187	0	43,187
Finland
Sovereign Issues	0	6,623	0	6,623
France
Sovereign Issues	0	28,540	0	28,540
Germany
Corporate Bonds & Notes	0	9,956	0	9,956
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,078	0	1,078
Hong Kong
Corporate Bonds & Notes	0	675	0	675
India
Corporate Bonds & Notes	0	1,225	0	1,225
Sovereign Issues	0	692	0	692
Ireland
Asset-Backed Securities	0	6,628	0	6,628
Corporate Bonds & Notes	0	5,960	0	5,960
Israel
Sovereign Issues	0	2,724	0	2,724
Italy
Corporate Bonds & Notes	0	9,097	0	9,097
Sovereign Issues	0	925	0	925
Japan
Corporate Bonds & Notes	0	10,290	0	10,290
Sovereign Issues	0	24,429	0	24,429
Jersey, Channel Islands
Corporate Bonds & Notes	0	233	0	233
Kuwait
Sovereign Issues	0	6,038	0	6,038
Lithuania
Sovereign Issues	0	1,870	0	1,870
Luxembourg
Corporate Bonds & Notes	0	3,409	0	3,409
Malaysia
Corporate Bonds & Notes	0	1,241	0	1,241
Mexico
Sovereign Issues	0	983	0	983
Multinational
Corporate Bonds & Notes	0	714	0	714
Netherlands
Asset-Backed Securities	0	9,808	0	9,808
Corporate Bonds & Notes	0	13,806	0	13,806
Preferred Securities	0	360	0	360
New Zealand
Sovereign Issues	0	24,104	0	24,104
Norway
Corporate Bonds & Notes	0	113	0	113
Peru
Sovereign Issues	0	14,528	0	14,528
Qatar
Sovereign Issues	0	19,617	0	19,617
Saudi Arabia
Sovereign Issues	0	4,461	0	4,461
Singapore
Corporate Bonds & Notes	0	1,917	0	1,917
Slovenia
Sovereign Issues	0	2,550	0	2,550
South Africa
Sovereign Issues	0	190	0	190
South Korea

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	703	0	703
Sovereign Issues	0	325	0	325
Spain
Corporate Bonds & Notes	0	2,410	0	2,410
Preferred Securities	0	647	0	647
Sovereign Issues	0	42,149	0	42,149
Switzerland
Corporate Bonds & Notes	0	10,286	0	10,286
United Arab Emirates
Sovereign Issues	0	2,899	0	2,899
United Kingdom
Corporate Bonds & Notes	0	70,122	0	70,122
Non-Agency Mortgage-Backed Securities	0	47,619	0	47,619
Preferred Securities	0	533	0	533
Sovereign Issues	0	1,361	0	1,361
United States
Asset-Backed Securities	0	82,779	0	82,779
Corporate Bonds & Notes	0	100,232	0	100,232
Loan Participations and Assignments	0	2,393	0	2,393
Municipal Bonds & Notes	0	1,609	0	1,609
Non-Agency Mortgage-Backed Securities	0	43,398	0	43,398
Preferred Securities	0	2,511	0	2,511
U.S. Government Agencies	0	344,930	0	344,930
U.S. Treasury Obligations	0	32,660	0	32,660
Short-Term Instruments
Repurchase Agreements	0	18,634	0	18,634
Argentina Treasury Bills	0	15	0	15
South Africa Treasury Bills	0	2,711	0	2,711
U.S. Treasury Bills	0	2,616	0	2,616
	$0	$1,187,680	$0	$1,187,680
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,916	$0	$0	$24,916
Total Investments	$24,916	$1,187,680	$0	$1,212,596
Short Sales, at Value - Liabilities

Canada

Sovereign Issues	$0	$(5,407)	$0	$(5,407)
United Kingdom
Sovereign Issues	0	(6,119)	0	(6,119)
United States
U.S. Government Agencies	0	(55,674)	0	(55,674)
	$0	$(67,200)	$0	$(67,200)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	630	701	0	1,331
Over the counter	0	6,770	0	6,770
	$630	$7,471	$0	$8,101
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(362)	(615)	0	(977)
Over the counter	(4)	(9,811)	0	(9,815)
	$(366)	$(10,426)	$0	$(10,792)
Total Financial Derivative Instruments	$264	$(2,955)	$0	$(2,691)
Totals	$25,180	$1,117,525	$0	$1,142,705

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.6% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,250	$21
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		5,220	45
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		910	9
Provincia de Buenos Aires 28.192% due 04/12/2025		840	6
			60
Total Argentina (Cost $340)			81
AUSTRALIA 2.1%
CORPORATE BONDS & NOTES 0.4%
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023		$700	737
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Liberty Funding Pty. Ltd. 1.490% due 01/25/2049 •	AUD	238	164
RESIMAC Bastille Trust 1.104% due 09/05/2057 •		$381	379
			543
SOVEREIGN ISSUES 1.4%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	300	218
3.000% due 02/20/2030		300	239
Northern Territory Treasury Corp. 2.000% due 04/21/2031		300	210
Queensland Treasury Corp.
1.750% due 08/21/2031		200	141
3.500% due 08/21/2030		600	498
South Australia Government Financing Authority 2.750% due 05/24/2030		500	388
Treasury Corp. of Victoria
1.500% due 11/20/2030		800	560
2.500% due 10/22/2029		100	77
4.250% due 12/20/2032		400	362
Western Australian Treasury Corp. 2.750% due 07/24/2029		100	78
			2,771
Total Australia (Cost $3,948)			4,051
BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.093% due 01/15/2030		$812	811
7.250% due 03/17/2044		530	578
Total Brazil (Cost $1,389)			1,389
CANADA 0.9%
CORPORATE BONDS & NOTES 0.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$185	168
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~		600	597

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	400	467
			1,232
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	233	174
SOVEREIGN ISSUES 0.2%
Canada Government Real Return Bond 1.500% due 12/01/2044 (d)		470	475
Total Canada (Cost $1,901)			1,881
CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 2.0%
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$198	196
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		209	209
Flagship CLO Ltd. 2.026% due 01/16/2026 •		328	326
LCM LP 2.175% due 10/20/2027 •		700	688
Palmer Square Loan Funding Ltd. 1.292% due 11/15/2026 •		437	432
Sound Point CLO Ltd. 2.025% due 01/20/2028 •		387	383
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •		167	166
Tralee CLO Ltd. 2.245% due 10/20/2028 •		700	690
Venture CLO Ltd. 2.099% due 04/15/2027 •		198	195
Zais CLO Ltd. 2.369% due 04/15/2028 •		692	685
			3,970
CORPORATE BONDS & NOTES 2.0%
Ambac LSNI LLC 6.000% due 02/12/2023 •		1	1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		900	845
QNB Finance Ltd. 1.713% (US0003M + 1.350%) due 05/31/2021 ~		2,200	2,213
Sands China Ltd.
4.600% due 08/08/2023		300	317
5.125% due 08/08/2025		200	217
5.400% due 08/08/2028		200	221
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	206
			4,020
Total Cayman Islands (Cost $8,062)			7,990
CHINA 6.5%
CORPORATE BONDS & NOTES 0.1%
Industrial & Commercial Bank of China Ltd. 1.056% (US0003M + 0.750%) due 12/21/2021 ~		$300	299
SOVEREIGN ISSUES 6.4%
China Development Bank
3.050% due 08/25/2026	CNY	5,400	754
3.680% due 02/26/2026		26,600	3,844
3.800% due 01/25/2036		2,000	285
4.040% due 04/10/2027		23,700	3,491
4.150% due 10/26/2025		3,400	503
4.240% due 08/24/2027		24,700	3,681

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

China Government Bond 2.740% due 08/04/2026		1,000	141
			12,699
Total China (Cost $12,943)			12,998
DENMARK 5.0%
CORPORATE BONDS & NOTES 5.0%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	20,388	3,044
1.500% due 10/01/2050		2,256	346
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,598	685
1.500% due 10/01/2050		823	126
Nykredit Realkredit A/S
1.000% due 10/01/2050		27,175	4,068
1.500% due 10/01/2050		9,857	1,513
2.500% due 10/01/2036		51	8
2.500% due 10/01/2047		9	1
Realkredit Danmark A/S
2.500% due 04/01/2036		54	9
2.500% due 04/01/2047		20	3
Total Denmark (Cost $9,669)			9,803
FINLAND 0.7%
SOVEREIGN ISSUES 0.7%
Finland Government Bond
0.500% due 04/15/2026 (i)	EUR	900	1,070
0.875% due 09/15/2025 (i)		300	362
Total Finland (Cost $1,392)			1,432
FRANCE 8.0%
CORPORATE BONDS & NOTES 0.2%
Societe Generale S.A. 6.750% due 04/07/2021 •(e)(f)	EUR	400	447
SOVEREIGN ISSUES 7.8%
France Government International Bond
2.000% due 05/25/2048 (i)		6,300	9,821
3.250% due 05/25/2045 (i)		3,000	5,590
			15,411
Total France (Cost $11,415)			15,858
GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
2.625% due 02/12/2026	EUR	200	236
3.961% due 11/26/2025 •		$600	630
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	510
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,500	1,139
Volkswagen Financial Services AG 0.750% due 10/14/2021	EUR	200	225
Total Germany (Cost $2,834)			2,740
GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$600	647
Total Guernsey, Channel Islands (Cost $599)			647
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd. 3.900% due 04/06/2028		$200	225

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Hong Kong (Cost $199)			225
INDIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$300	275
SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.326% (US0003M + 1.020%) due 03/28/2022 ~(g)		300	297
Total India (Cost $602)			572
IRELAND 1.6%
ASSET-BACKED SECURITIES 1.2%
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •	EUR	250	280
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		$800	790
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	400	443
Toro European CLO DAC 0.900% due 10/15/2030 •		700	777
			2,290
CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$700	703
Total Ireland (Cost $3,052)			2,993
ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
3.800% due 05/13/2060		$400	465
4.125% due 01/17/2048		200	249
Total Israel (Cost $625)			714
ITALY 3.6%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	700	791
1.539% due 10/25/2021 •		700	792
UniCredit SpA 7.830% due 12/04/2023		$600	695
			2,278
SOVEREIGN ISSUES 2.4%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (i)	EUR	1,300	1,518
2.100% due 07/15/2026 (i)		1,200	1,447
Italy Government International Bond 6.000% due 08/04/2028	GBP	1,200	1,850
			4,815
Total Italy (Cost $6,810)			7,093
JAPAN 4.8%
CORPORATE BONDS & NOTES 1.5%
Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~		$1,200	1,201
2.849% due 03/03/2022		800	821
Mizuho Financial Group, Inc. 0.990% (US0003M + 0.630%) due 05/25/2024 ~		600	588
ORIX Corp. 3.250% due 12/04/2024		100	108

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	229
			2,947
SOVEREIGN ISSUES 3.3%
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	222,185	2,051
0.500% due 03/20/2049		200,000	1,818
0.700% due 12/20/2048		90,000	862
1.400% due 09/20/2034		160,000	1,724
			6,455
Total Japan (Cost $9,026)			9,402
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond 6.125% due 03/09/2021		$500	519
Total Lithuania (Cost $509)			519
LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	472	519
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		$300	316
5.250% due 05/23/2023 (f)		300	320
Total Luxembourg (Cost $1,180)			1,155
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	223
Total Malaysia (Cost $197)			223
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 4.750% due 04/27/2032		$200	221
Total Mexico (Cost $196)			221
MULTINATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Preferred Term Securities Ltd. 0.821% (US0003M + 0.500%) due 03/23/2035 ~		$943	863
Total Multinational (Cost $719)			863
NETHERLANDS 2.2%
ASSET-BACKED SECURITIES 0.8%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	279
Babson Euro CLO BV 0.659% due 10/25/2029 •		575	640
Dryden Euro CLO BV 0.880% due 01/15/2030 •		600	671
			1,590
CORPORATE BONDS & NOTES 1.4%
Cooperatieve Rabobank UA
1.144% (US0003M + 0.860%) due 09/26/2023 ~		$600	599
3.875% due 09/26/2023		800	875
6.625% due 06/29/2021 •(e)(f)	EUR	400	463
Enel Finance International NV 2.650% due 09/10/2024		$300	314

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

JT International Financial Services BV 3.500% due 09/28/2023		500	538
			2,789
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (e)		100,000	120
Total Netherlands (Cost $4,430)			4,499
		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 2.7%
SOVEREIGN ISSUES 2.7%
New Zealand Government International Bond 4.500% due 04/15/2027	NZD	6,600	5,356
Total New Zealand (Cost $5,343)			5,356
PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	300	85
5.940% due 02/12/2029		5,100	1,664
6.350% due 08/12/2028		5,200	1,738
Total Peru (Cost $3,208)			3,487
QATAR 2.0%
SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.375% due 03/14/2024		$300	322
3.750% due 04/16/2030		200	228
4.000% due 03/14/2029		1,200	1,383
4.400% due 04/16/2050		200	248
4.500% due 04/23/2028		1,200	1,417
4.817% due 03/14/2049		200	264
Total Qatar (Cost $3,303)			3,862
SAUDI ARABIA 1.1%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$200	204
SOVEREIGN ISSUES 1.0%
Saudi Government International Bond
4.000% due 04/17/2025		1,500	1,666
4.375% due 04/16/2029		200	233
			1,899
Total Saudi Arabia (Cost $1,932)			2,103
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 3.500% due 09/18/2027		$300	310
DBS Bank Ltd. 3.300% due 11/27/2021		200	208
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		400	400

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Singapore (Cost $900)			918
SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,584	1,828
Total Slovenia (Cost $1,598)			1,828
SPAIN 4.8%
		SHARES
PREFERRED SECURITIES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(e)(f)		400,000	466
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.6%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	141
4.900% due 09/15/2021		150	178
Spain Government International Bond
0.250% due 07/30/2024 (i)		100	114
1.250% due 10/31/2030		2,400	2,910
1.400% due 07/30/2028 (i)		2,900	3,565
1.450% due 04/30/2029 (i)		1,800	2,223
			9,131
Total Spain (Cost $9,155)			9,597
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG 6.500% due 08/08/2023 (f)		$1,000	1,096
UBS AG
5.125% due 05/15/2024 (f)		200	218
7.625% due 08/17/2022 (f)		600	669
Total Switzerland (Cost $1,893)			1,983
UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 0.2%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$400	412
SOVEREIGN ISSUES 1.2%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		1,900	2,082
3.875% due 04/16/2050		200	237
			2,319
Total United Arab Emirates (Cost $2,438)			2,731
UNITED KINGDOM 13.5%
CORPORATE BONDS & NOTES 8.2%
Barclays Bank PLC
7.625% due 11/21/2022 (f)		$2,000	2,179
10.000% due 05/21/2021	GBP	200	265
Barclays PLC
2.936% (US0003M + 1.625%) due 01/10/2023 ~		$600	602
4.972% due 05/16/2029 •		500	586
8.000% due 06/15/2024 •(e)(f)		200	207
British Telecommunications PLC 9.625% due 12/15/2030		400	655
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	100	124
FCE Bank PLC 1.660% due 02/11/2021	EUR	100	111

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,000	1,282
HSBC Holdings PLC
3.803% due 03/11/2025 •		$600	649
3.973% due 05/22/2030 •		400	444
4.041% due 03/13/2028 •		200	221
4.583% due 06/19/2029 •		400	462
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	300	377
Lloyds Banking Group PLC
3.900% due 03/12/2024		$400	438
4.050% due 08/16/2023		200	218
4.650% due 03/24/2026		500	557
7.625% due 06/27/2023 •(e)(f)	GBP	200	254
Nationwide Building Society
2.000% due 01/27/2023		$400	412
3.766% due 03/08/2024 •		300	316
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~		500	499
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		600	601
3.875% due 09/12/2023		300	324
4.519% due 06/25/2024 •		300	326
5.076% due 01/27/2030 •		700	842
7.500% due 08/10/2020 •(e)(f)		1,300	1,305
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(e)(f)	GBP	500	634
7.375% due 06/24/2022 •(e)(f)		300	381
Tesco Property Finance PLC 5.411% due 07/13/2044		284	467
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		400	517
			16,255
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Durham Mortgages B PLC 0.856% due 03/31/2054 •		401	493
Eurosail PLC 1.143% due 06/13/2045 •		821	1,008
Hawksmoor Mortgages 1.287% due 05/25/2053 •		808	1,001
Lanark Master Issuer PLC 1.073% due 12/22/2069 •		380	472
Residential Mortgage Securities PLC
1.132% due 12/20/2046 •		386	479
1.382% due 09/20/2065 •		398	495
Ripon Mortgages PLC 1.056% due 08/20/2056 •		1,577	1,948
Stanlington PLC 1.198% due 06/12/2046 •		764	942
Towd Point Mortgage Funding 1.392% due 07/20/2045 •		942	1,165
Towd Point Mortgage Funding PLC
1.392% due 07/20/2045 •		471	582
1.677% due 10/20/2051 •		635	787
Uropa Securities PLC
0.402% due 06/10/2059 •		224	264
0.552% due 06/10/2059 •		55	62
0.752% due 06/10/2059 •		43	49
0.952% due 06/10/2059 •		45	52
			9,799
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		1,110	215
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050		300	371

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total United Kingdom (Cost $26,581)			26,640
UNITED STATES 74.0%
ASSET-BACKED SECURITIES 6.8%
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •		$11	11
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.125% due 06/25/2029 •		48	44
Bear Stearns Asset-Backed Securities Trust
0.845% due 10/25/2032 •		4	4
0.985% due 10/27/2032 •		19	18
Citigroup Global Markets Mortgage Securities, Inc. 1.535% due 01/25/2032 •		31	31
Countrywide Asset-Backed Certificates 0.525% due 12/25/2036 ^•		27	18
Countrywide Asset-Backed Certificates Trust
0.925% due 08/25/2047 •		143	137
4.693% due 10/25/2035 ~		10	10
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		10	10
First Franklin Mortgage Loan Trust 0.300% due 07/25/2036 •		574	529
GSAMP Trust 0.830% due 11/25/2035 ^•		3,103	2,332
Home Equity Mortgage Loan Asset-Backed Trust 0.305% due 04/25/2037 •		2,421	1,757
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		394	218
Morgan Stanley ABS Capital, Inc. Trust
0.295% due 03/25/2037 •		1,668	829
0.310% due 07/25/2036 •		93	82
Morgan Stanley Home Equity Loan Trust 0.535% due 04/25/2037 •		273	183
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		721	395
Residential Asset Mortgage Products Trust 0.745% due 06/25/2032 •		10	9
Santander Retail Auto Lease Trust 1.690% due 01/20/2023		600	607
SG Mortgage Securities Trust 0.335% due 10/25/2036 •		2,900	2,618
Soundview Home Loan Trust 0.435% due 11/25/2036 •		700	622
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		2,166	2,284
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		700	746
			13,494
CORPORATE BONDS & NOTES 8.5%
Ally Financial, Inc. 3.875% due 05/21/2024		700	724
American Tower Corp. 1.950% due 05/22/2026	EUR	100	119
AT&T, Inc. 1.498% (US0003M + 1.180%) due 06/12/2024 ~		$500	501
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		200	200
3.500% due 06/25/2021		300	307
4.250% due 12/15/2025		200	230
BP Capital Markets America, Inc. 3.790% due 02/06/2024		400	438
British Airways Pass-Through Trust
3.300% due 06/15/2034		200	181
3.350% due 12/15/2030		100	83
Campbell Soup Co. 3.650% due 03/15/2023		58	62
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	107
CVS Health Corp. 3.350% due 03/09/2021		54	55
Daimler Finance North America LLC
1.292% (US0003M + 0.900%) due 02/15/2022 ~		700	692
2.300% due 02/12/2021		400	403
Dell International LLC 4.420% due 06/15/2021		200	206
Diamondback Energy, Inc. 2.875% due 12/01/2024		600	602
Emera U.S. Finance LP 2.700% due 06/15/2021		300	306
EPR Properties 4.500% due 06/01/2027		500	464

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Fiserv, Inc. 3.200% due 07/01/2026		600	665
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •	EUR	1,000	1,058
0.185% due 05/14/2021 •		300	326
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		$200	197
General Motors Financial Co., Inc.
0.152% due 03/26/2022 •	EUR	100	108
2.170% (US0003M + 0.850%) due 04/09/2021 ~		$100	99
3.550% due 07/08/2022		100	103
GLP Capital LP 5.300% due 01/15/2029		300	325
Huntsman International LLC 5.125% due 11/15/2022		300	318
Kilroy Realty LP 3.450% due 12/15/2024		100	105
Kinder Morgan, Inc. 5.000% due 02/15/2021		600	613
Micron Technology, Inc. 4.185% due 02/15/2027		300	333
MPLX LP 1.213% (US0003M + 0.900%) due 09/09/2021 ~		300	298
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	495
San Diego Gas & Electric Co. 3.600% due 09/01/2023		$200	216
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		300	301
Southern Co. 2.950% due 07/01/2023		400	423
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	105
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~		100	93
3.950% due 06/15/2023		100	85
Spirit Realty LP 4.000% due 07/15/2029		300	296
Springleaf Finance Corp. 8.250% due 12/15/2020		400	413
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		200	217
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		500	498
Verizon Communications, Inc. 4.329% due 09/21/2028		693	835
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~		300	300
1.375% (US0003M + 0.940%) due 11/12/2021 ~		300	299
3.875% due 11/13/2020		200	202
4.000% due 11/12/2021		200	208
Wells Fargo & Co. 1.990% (US0003M + 1.230%) due 10/31/2023 ~		900	907
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		600	653
			16,774
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		307	290
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,249	1,204
			1,494
MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.334% due 02/15/2028		500	646
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
Adjustable Rate Mortgage Trust 3.869% due 09/25/2035 ^~		29	27
American Home Mortgage Assets Trust 0.375% due 05/25/2046 ^•		613	513
Banc of America Funding Trust
4.185% due 01/20/2047 ^~		40	38
4.217% due 02/20/2036 ~		229	217
Banc of America Mortgage Trust 3.764% due 05/25/2035 ^~		219	211
BCAP LLC Trust
2.431% due 01/26/2047 •		113	102
3.739% due 02/26/2036 ~		8	8
5.250% due 04/26/2037		189	147

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.044% due 08/25/2033 ~	21	21
3.118% due 05/25/2034 ~	28	24
3.801% due 05/25/2034 ~	48	45
3.833% due 08/25/2033 ~	3	3
3.847% due 05/25/2047 ^~	139	131
3.889% due 02/25/2034 ~	2	2
3.937% due 10/25/2033 ~	16	16
4.332% due 11/25/2034 ~	29	28
Bear Stearns ALT-A Trust
3.736% due 09/25/2035 ^~	299	235
3.938% due 11/25/2036 ^~	136	100
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~	471	389
Chase Mortgage Finance Trust
3.386% due 07/25/2037 ~	31	27
3.988% due 02/25/2037 ~	55	54
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	20	20
Citigroup Global Markets Mortgage Securities, Inc. 0.685% due 05/25/2032 •	4	4
Citigroup Mortgage Loan Trust
3.934% due 09/25/2037 ^~	531	500
3.979% due 08/25/2035 ~	32	31
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.413% due 09/25/2035 ^~	497	440
Countrywide Alternative Loan Trust
0.375% due 09/25/2046 ^•	502	458
0.395% due 07/25/2046 ^•	28	24
0.515% due 09/25/2035 •	598	449
0.535% due 05/25/2037 ^•	177	61
3.843% due 02/25/2037 ^~	226	213
5.200% due 11/25/2035 •	113	100
5.250% due 06/25/2035 ^	55	51
6.000% due 01/25/2037 ^	368	297
6.250% due 12/25/2036	1,053	690
6.250% due 08/25/2037 ^	93	73
6.296% due 11/25/2035 •	87	78
Countrywide Home Loan Mortgage Pass-Through Trust
0.825% due 03/25/2035 •	628	545
0.845% due 02/25/2035 •	120	113
0.945% due 09/25/2034 •	6	5
3.427% due 08/25/2034 ^~	8	7
3.558% due 11/25/2035 ^~	10	9
3.819% due 11/25/2034 ~	53	51
4.119% due 04/20/2035 ~	6	6
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	8	9
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~	7	7
DBUBS Mortgage Trust
0.381% due 11/10/2046 ~(a)	4,700	4
0.874% due 11/10/2046 ~(a)	2,071	0
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~	41	34
GreenPoint Mortgage Funding Trust
0.365% due 01/25/2037 •	155	135
0.385% due 10/25/2046 ^•	815	681
0.395% due 04/25/2036 •	191	178
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~	3	3
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)	3,995	145
GSR Mortgage Loan Trust
2.930% due 03/25/2033 •	22	21
4.065% due 09/25/2035 ~	23	23
HarborView Mortgage Loan Trust
0.374% due 07/19/2046 ^•	745	430
0.384% due 09/19/2037 •	287	260
2.354% due 12/19/2036 ^•	297	269
3.653% due 07/19/2035 ^~	19	16
IndyMac Mortgage Loan Trust
0.375% due 09/25/2046 •	676	593
0.385% due 11/25/2046 •	794	704
3.717% due 12/25/2034 ~	19	19
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	3	2
JPMorgan Chase Commercial Mortgage Securities Trust 1.108% due 12/15/2047 ~(a)	11,643	237
JPMorgan Mortgage Trust
3.221% due 11/25/2033 ~	17	17
3.939% due 11/25/2035 ^~	23	20
Luminent Mortgage Trust 0.355% due 12/25/2036 •	1,096	984
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•	154	9

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •	79	76
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •	24	23
3.359% due 02/25/2033 ~	29	27
Morgan Stanley Bank of America Merrill Lynch Trust 1.184% due 05/15/2046 ~(a)	10,113	237
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	573	605
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	647	680
OBX Trust 0.835% due 06/25/2057 •	77	76
Residential Accredit Loans, Inc. Trust 0.335% due 02/25/2047 •	354	173
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	454	215
Residential Funding Mortgage Securities, Inc. Trust
4.225% due 09/25/2035 ^~	54	42
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
0.540% due 07/20/2033 •	130	121
0.544% due 10/19/2026 •	35	34
4.413% due 04/20/2035 ~	239	241
Structured Adjustable Rate Mortgage Loan Trust
3.765% due 02/25/2034 ~	27	26
3.832% due 04/25/2034 ~	50	48
4.038% due 09/25/2034 ~	12	12
Structured Asset Mortgage Investments Trust
0.375% due 07/25/2046 ^•	158	122
0.395% due 05/25/2036 •	261	234
0.444% due 07/19/2035 •	407	374
0.774% due 07/19/2034 •	28	27
Structured Asset Securities Corp. 0.465% due 01/25/2036 •	121	107
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •	283	240
Thornburg Mortgage Securities Trust
1.765% due 06/25/2037 •	442	378
1.815% due 06/25/2047 ^•	293	256
UBS-Barclays Commercial Mortgage Trust 1.759% due 12/10/2045 ~(a)	11,096	314
UBS-Citigroup Commercial Mortgage Trust 2.349% due 01/10/2045 ~(a)	2,955	51
WaMu Mortgage Pass-Through Certificates Trust
0.495% due 01/25/2045 •	108	103
0.765% due 07/25/2045 •	208	194
2.240% due 09/25/2046 •	1,012	974
2.240% due 10/25/2046 •	32	29
2.240% due 11/25/2046 •	301	276
3.528% due 03/25/2033 ~	116	113
3.571% due 04/25/2035 ~	399	388
3.618% due 03/25/2035 ~	84	82
3.740% due 06/25/2033 ~	15	14
3.824% due 09/25/2036 ~	80	73
3.838% due 03/25/2034 ~	74	73
3.859% due 08/25/2046 ^~	430	388
4.139% due 08/25/2034 ~	132	129
Washington Mutual Mortgage Pass-Through Certificates Trust 2.444% due 07/25/2046 ^•	188	127
Wells Fargo-RBS Commercial Mortgage Trust 1.322% due 03/15/2045 ~(a)	9,690	243
		19,312
	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(e)	300,000	321
Bank of America Corp. 5.875% due 03/15/2028 •(e)	500,000	512
		833
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 39.6%
Fannie Mae
0.585% due 06/25/2036 •	27	27
0.685% due 10/25/2040 •	82	82

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

2.643% due 05/01/2035 •		17	18
3.500% due 01/01/2059		807	879
3.520% due 12/01/2034 •		40	42
3.621% due 03/01/2024 •		1	1
3.988% due 11/01/2023 •		1	1
4.321% due 11/01/2034 •		340	358
6.500% due 11/01/2036		63	66
Freddie Mac
0.590% due 07/25/2050 •		500	500
0.720% due 01/15/2038 •		402	401
0.785% due 12/15/2037 - 07/15/2040 •		356	359
0.932% due 09/25/2022 ~(a)		4,648	72
1.091% due 11/25/2022 ~(a)		5,521	102
2.704% due 10/25/2044 •		751	760
3.390% due 01/15/2038 ~(a)		402	22
3.737% due 05/01/2023 •		3	3
3.752% due 04/01/2037 •		9	10
4.180% due 02/01/2029 •		18	19
6.000% due 12/15/2024		13	14
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 02/20/2024 ~		15	15
3.000% due 01/20/2030 •		10	10
3.000% due 07/20/2046		57	59
3.125% (H15T1Y + 1.500%) due 12/20/2023 - 12/20/2025 ~		4	4
3.125% due 11/20/2026 - 12/20/2026 •		5	5
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		14	13
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 06/20/2023 ~		4	4
3.875% due 05/20/2028 - 05/20/2030 •		22	24
Uniform Mortgage-Backed Security
3.000% due 10/01/2049 - 03/01/2050		1,674	1,784
3.500% due 10/01/2034 - 02/01/2050		737	792
4.500% due 08/01/2023 - 06/01/2044		297	326
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050		5,900	6,015
2.500% due 08/01/2050 - 09/01/2050		25,800	26,837
3.500% due 07/01/2035 - 08/01/2050		12,400	13,042
4.000% due 08/01/2050		22,400	23,748
4.500% due 07/01/2050		1,600	1,719
			78,133
U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (m)		335	359
0.500% due 01/15/2028		4,886	5,357
0.625% due 04/15/2023 (m)		310	322
0.625% due 01/15/2026		291	316
1.375% due 02/15/2044 (m)		330	451
2.500% due 01/15/2029 (k)		896	1,149
U.S. Treasury Notes
2.625% due 06/15/2021 (m)		200	205
2.875% due 04/30/2025 (i)(m)		6,400	7,197
			15,356
Total United States (Cost $142,236)			146,042
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (h) 1.8%			3,499
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	1,122	11
Total Short-Term Instruments (Cost $3,576)			3,510
Total Investments in Securities (Cost $284,200)			295,406
		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short Asset Portfolio		18,281	182
PIMCO Short-Term Floating NAV Portfolio III		52,889	522

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $703)	704
Total Investments in Affiliates (Cost $703)	704
Total Investments 150.0% (Cost $284,903)	$296,110
Financial Derivative Instruments (j)(l) 1.0%(Cost or Premiums, net $1,008)	1,924
Other Assets and Liabilities, net (51.0)%	(100,674)
Net Assets 100.0%	$197,360

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Export-Import Bank of India	1.326%	03/28/2022	12/19/2019	$298	$297	0.15%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	01/20/2022	GBP	1,031	United Kingdom Gilt 1.750% due 01/22/2049	$(1,444)	$1,277	$1,281
FICC	0.000	06/30/2020	07/01/2020	$2,222	U.S. Treasury Notes 1.875% due 04/30/2022	(2,266)	2,222	2,222
Total Repurchase Agreements	$(3,710)	$3,499	$3,503
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	(0.410)%	05/27/2020	08/20/2020	EUR	(12,147)	$(13,642)
(0.380)	05/27/2020	08/20/2020	(7,586)	(8,519)
BSN	0.240	04/13/2020	07/13/2020	$(2,154)	(2,155)
DEU	0.180	06/30/2020	07/07/2020	(1,693)	(1,693)
JML	(0.400)	05/27/2020	08/20/2020	EUR	(526)	(591)
(0.350)	03/18/2020	08/20/2020	(1,385)	(1,554)
(0.300)	03/18/2020	08/20/2020	(205)	(230)
Total Reverse Repurchase Agreements	$(28,384)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
Canada (0.6)%
Sovereign Issues (0.6)%
Canada Government Bond	2.750%	12/01/2048	CAD	1,100	$(1,162)	$(1,167)
United Kingdom (0.6)%
Sovereign Issues (0.6)%
United Kingdom Gilt	1.750	01/22/2049	GBP	800	(1,160)	(1,288)
United States (5.4)%
U.S. Government Agencies (5.4)%
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2050	$1300	(1,321)	(1,321)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2050	5,000	(5,255)	(5,257)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.000	09/01/2050	3,800	(3,981)	(3,989)
Total United States	(10,557)	(10,567)
Total Short Sales (6.6)%	$(12,879)	$(13,022)
(i)	Securities with an aggregate market value of $28,975 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(31,707) at a weighted average interest rate of (0.275%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $11 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2020 Futures	$104.750	08/21/2020	15	$30	$0	$0
Put - CBOT U.S. Treasury 5-Year Note August 2020 Futures	107.000	07/24/2020	284	284	2	0
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	17	43	4	10
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	8	20	2	5
Call - MSE Canada Government 10-Year Bond September 2020 Futures	CAD	189.000	08/21/2020	71	71	1	0
Total Purchased Options	$9	$15
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	120	$9,694	$4	$0	$(1)
Australia Government 10-Year Bond September Futures	09/2020	10	1,027	16	1	(1)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	137	1	0	0	0
Call Options Strike @ EUR 194.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	119	1	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT France Government 10-Year Bond September 2020 Futures (1)	08/2020	203	2	0	0	0
Call Options Strike @ GBP 175.000 United Kingdom Gilt September 2020 Futures (1)	08/2020	132	0	(2)	0	(2)
Euro-Bobl September Futures	09/2020	140	21,231	73	0	(11)
Euro-BTP Italy Government Bond September Futures	09/2020	74	11,962	289	46	(10)
Euro-Buxl 30-Year Bond September Futures	09/2020	8	1,977	38	0	(10)
Japan Government 10-Year Bond September Futures	09/2020	9	12,665	6	0	(16)
Put Options Strike @ EUR 127.000 on Euro-Bund September 2020 Futures (1)	08/2020	138	1	0	0	0
Put Options Strike @ EUR 85.000 on Euro-BTP Italy Government Bond September 2020 Futures (1)	08/2020	74	1	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2020	83	10,437	25	0	(3)
$449	$47	$(54)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2020	71	$(8,045)	$8	$18	$0
Euro-Bund 10-Year Bond September Futures	09/2020	119	(23,600)	(214)	24	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	203	(38,236)	(516)	16	(2)
Euro-Schatz September Futures	09/2020	137	(17,261)	(8)	4	0
U.S. Treasury 10-Year Note September Futures	09/2020	22	(3,062)	(7)	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	3	(654)	5	3	0
United Kingdom Long Gilt September Futures	09/2020	132	(22,513)	17	26	(36)
$(715)	$94	$(38)
Total Futures Contracts	$(266)	$141	$(92)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.078%	EUR	300	$(10)	$9	$(1)	$0	$0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	3.151	$300	(47)	36	(11)	0	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.140	EUR	200	(6)	5	(1)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.599	$500	(6)	2	(4)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.040	1,400	(38)	31	(7)	0	0
$(107)	$83	$(24)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Mar gin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	100	$2	$(2)	$0	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	200	1	(25)	(24)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.482	$300	7	(4)	3	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.802	EUR	500	15	(8)	7	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2025	0.833	600	(20)	26	6	0	0
$5	$(13)	$(8)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-32 10-Year Index	(1.000)%	Quarterly	06/20/2029	$1,900	$0	$11	$11	$0	$(2)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	7,700	34	36	70	0	(13)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	15,300	(61)	(118)	(179)	0	(20)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	2,600	(21)	19	(2)	0	(15)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	600	(10)	13	3	0	(3)
$(58)	$(39)	$(97)	$0	$(53)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin (7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$45,600	$(1)	$(4)	$(5)	$0	$0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,700	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	4,800	0	1	1	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,500	0	2	2	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	17,500	1	3	4	0	(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	9,500	0	2	2	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,700	0	1	1	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	5,200	1	0	1	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,900	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	1,400	0	1	1	0	0
$1	$5	$6	$1	$(4)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin (7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	8,700	$240	$25	$265	$1	$0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905	Quarterly	12/03/2039		600	0	(46)	(46)	1	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	BRL	600	0	(4)	(4)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	1,700	0	14	14	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		600	3	5	8	0	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		800	6	(54)	(48)	1	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		4,400	1	217	218	0	(7)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		7,200	107	340	447	0	(12)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,600	(73)	199	126	0	(6)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		900	5	219	224	0	(4)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		500	0	110	110	0	(2)
Receive(8)	3-Month CNY-CNREPOFIX	2.180	Quarterly	09/16/2025	CNY	9,000	10	1	11	1	0
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	600	0	50	50	2	0
Receive(8)	3-Month NZD-BBR	0.501	Semi-Annual	04/15/2027	NZD	7,400	0	(3)	(3)	0	(3)
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2021		$8,500	98	4	102	1	0
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/13/2021		8,400	96	5	101	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		16,700	(234)	(335)	(569)	0	(1)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		2,500	(6)	(61)	(67)	0	0
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		4,950	0	(160)	(160)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		11,000	228	(807)	(579)	2	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,900	0	(119)	(119)	1	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		4,900	0	(142)	(142)	2	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		2,350	0	(75)	(75)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		21,600	2,126	19	2,145	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		4,200	(176)	(18)	(194)	2	0
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		1,400	(41)	(3)	(44)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		400	(15)	75	60	0	(1)
Pay	3-Month USD-LIBOR	3.200	Semi-Annual	10/11/2028		1,800	(6)	405	399	0	(3)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		300	7	55	62	0	(1)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		2,800	105	498	603	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		600	(3)	53	50	0	(1)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		1,500	121	181	302	0	(3)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		5,600	(289)	(50)	(339)	12	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		1,300	(37)	116	79	0	(3)
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,000	(27)	(5)	(32)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,700	(317)	49	(268)	15	0
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	1,750	10	(15)	(5)	1	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,400	(14)	66	52	1	0
Pay(8)	6-Month EUR-EURIBOR	0.339	Annual	12/11/2021	EUR	1,200	0	1	1	1	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022		56,900	(88)	(66)	(154)	0	(7)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		36,600	330	107	437	18	0
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,600	53	79	132	2	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		27,800	1,167	186	1,353	42	0
Receive(8)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		9,800	(1,810)	(198)	(2,008)	15	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	1,900	(5)	38	33	5	0
Pay(8)	6-Month GBP-LIBOR	0.250	Semi-Annual	12/16/2022		4,400	3	8	11	3	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		11,800	131	65	196	16	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		400	9	(23)	(14)	0	(2)
Receive(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		700	(3)	(21)	(24)	0	(4)
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,560,000	(144)	(87)	(231)	16	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		350,000	6	(119)	(113)	12	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		180,000	18	(110)	(92)	11	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	2,600	(1)	(18)	(19)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,600	0	(12)	(12)	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	300	0	6	6	0	(2)
Pay	UKRPI	3.436	Maturity	02/15/2030		200	0	5	5	0	(1)
Pay	UKRPI	3.450	Maturity	02/15/2030		600	1	14	15	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.453	Maturity	02/15/2030	1,100	0	28	28	0	(7)
$1,592	$692	$2,284	$190	$(84)
Total Swap Agreements	$1,433	$728	$2,161	$191	$(142)
(k)	Securities with an aggregate market value of $179 and cash of $5,574 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	DKK	56,337	$8,216	$0	$(278)
07/2020	RUB	71,537	1,031	28	0
07/2020	$227	RUB	17,632	20	0
08/2020	EUR	2,160	$2,413	4	(20)
08/2020	$9,856	CAD	13,866	359	0
08/2020	2,536	EUR	2,265	11	0
09/2020	CNH	88,244	$12,317	0	(114)
09/2020	IDR	868,657	59	0	0
09/2020	ILS	6	2	0	0
BPS	07/2020	BRL	812	152	2	0
07/2020	DKK	1,065	155	0	(6)
07/2020	GBP	770	979	25	0
07/2020	RUB	73,054	1,056	32	0
07/2020	$612	AUD	889	1	0
07/2020	148	BRL	812	1	0
07/2020	207	GBP	167	0	0
08/2020	232	RUB	16,266	0	(5)
09/2020	HKD	1,862	$237	0	(3)
09/2020	IDR	5,149,275	355	6	0
BRC	07/2020	MXN	3,385	152	5	0
08/2020	CHF	2,412	2,518	0	(32)
08/2020	EUR	732	823	0	0
08/2020	JPY	29,700	276	1	0
08/2020	NOK	4,325	445	0	(4)
08/2020	$2,681	EUR	2,450	75	(1)
09/2020	MYR	9,667	$2,253	5	(1)
09/2020	$2,412	HKD	18,916	28	0
12/2020	149	MXN	3,385	0	(4)
CBK	07/2020	PEN	7,056	$2,055	63	0
07/2020	$2,123	DKK	14,051	4	(8)
07/2020	381	MXN	9,519	33	0
07/2020	946	PEN	3,318	0	(9)
07/2020	153	ZAR	2,835	11	0
08/2020	EUR	1,356	$1,523	0	(2)
08/2020	SEK	420	45	0	0
08/2020	$514	CHF	489	2	0
08/2020	270	EUR	246	6	0
08/2020	10,780	JPY	1,152,368	0	(102)
08/2020	10,631	SEK	104,885	631	0
09/2020	PEN	6,019	$1,733	36	0
09/2020	$135	CNH	977	2	0
10/2020	DKK	14,051	$2,128	9	(4)
DUB	07/2020	BRL	812	148	0	(1)
07/2020	PEN	134	38	1	0
07/2020	$154	BRL	812	0	(5)
07/2020	39	PEN	133	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

08/2020	BRL	812	$154	5	0
08/2020	PEN	134	39	1	0
GLM	07/2020	DKK	1,340	197	0	(5)
07/2020	$3,510	MXN	87,492	285	0
07/2020	726	RUB	55,423	51	0
08/2020	318	EUR	284	2	0
08/2020	366	NOK	3,565	4	0
09/2020	239	CNH	1,702	1	0
HUS	07/2020	AUD	4,207	$2,909	6	0
07/2020	GBP	4,728	5,861	3	0
07/2020	MXN	6,134	279	12	0
07/2020	NZD	2,353	1,515	0	(3)
07/2020	PEN	1,519	442	13	0
07/2020	$872	AUD	1,267	2	0
07/2020	218	RUB	15,259	0	(4)
07/2020	34	ZAR	633	2	0
08/2020	CHF	448	$467	0	(7)
08/2020	EUR	1,273	1,376	0	(55)
08/2020	RON	11	3	0	0
08/2020	SEK	3,435	367	0	(2)
08/2020	$44	CAD	60	0	0
08/2020	11,328	CHF	10,991	289	0
08/2020	3,482	EUR	3,079	0	(19)
08/2020	552	SEK	5,075	0	(7)
09/2020	CNY	7,051	$984	0	(10)
09/2020	$4	PLN	14	0	0
JPM	07/2020	RUB	278	$4	0	0
07/2020	$1,358	DKK	9,058	12	(4)
07/2020	59	ZAR	1,075	3	0
07/2020	ZAR	4,923	$281	0	(2)
08/2020	RON	20	4	0	0
08/2020	RUB	22,296	320	8	0
08/2020	$8,547	NOK	87,685	564	0
08/2020	438	RUB	30,607	0	(10)
09/2020	IDR	3,834,970	$264	4	0
10/2020	DKK	6,508	988	5	0
MEI	09/2020	$2,240	MYR	9,581	0	(12)
MYI	07/2020	AUD	11,894	$7,846	0	(362)
07/2020	$8,455	AUD	12,706	316	(2)
07/2020	3,211	DKK	21,283	2	(5)
07/2020	2,993	NZD	4,620	0	(11)
08/2020	NOK	3,005	$315	3	0
08/2020	SEK	1,160	125	0	0
08/2020	$758	EUR	690	18	0
08/2020	119	SEK	1,120	1	0
09/2020	3,217	IDR	48,788,074	94	0
09/2020	4	PLN	17	0	0
10/2020	DKK	28,576	$4,322	7	(2)
06/2021	$23	EUR	18	0	(3)
SCX	07/2020	AUD	10,655	$7,330	0	(23)
08/2020	CHF	38	40	0	0
08/2020	GBP	5,331	6,539	0	(68)
08/2020	SEK	1,705	181	0	(2)
08/2020	$7,331	AUD	10,655	23	0
08/2020	1,193	CHF	1,127	0	(2)
08/2020	449	EUR	400	1	0
08/2020	654	NOK	6,170	0	(13)
09/2020	HKD	18,830	$2,396	0	(33)
SOG	07/2020	$1,156	DKK	7,673	1	0
07/2020	21	ZAR	379	1	0
10/2020	DKK	7,673	$1,158	0	(1)
SSB	08/2020	CAD	162	118	0	(2)
09/2020	CNY	813	114	0	0
TOR	07/2020	$7,905	AUD	11,894	303	0
UAG	07/2020	DKK	795	$116	0	(4)
08/2020	EUR	483	542	0	(2)
08/2020	$547	EUR	491	8	(3)
08/2020	1,897	JPY	206,100	13	0
08/2020	561	RUB	39,764	0	(5)
Total Forward Foreign Currency Contracts	$3,464	$(1,283)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus USD	$0.970	08/06/2020	5,600	$1	$0
Call - OTC USD versus CAD	CAD	1.750	07/07/2020	6,200	1	0
Call - OTC USD versus JPY	JPY	120.000	08/27/2020	9,000	1	0
GLM	Call - OTC EUR versus USD	$1.163	09/15/2020	1,319	8	5
Call - OTC EUR versus USD	1.163	01/29/2021	1,319	17	17
$28	$22

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,000	$41	$10
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	600	24	7
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	300	18	8
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,100	82	23
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,400	105	30
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	900	35	10
$305	$88
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	$64.000	07/07/2020	12,000	$1	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	66.000	07/07/2020	12,000	0	0
$1	$0
Total Purchased Options	$334	$110
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	200	$(2)	$(2)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	200	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	400	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	400	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	400	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	200	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	200	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	400	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	250	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	400	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	250	0	0
BPS	Put - OTC CDX.HY-34 5-Year Index	Sell	92.000	08/19/2020	100	(1)	(1)
Call - OTC CDX.HY-34 5-Year Index	Buy	105.000	08/19/2020	100	0	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	400	0	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	400	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	900	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	400	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	650	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	650	(1)	(1)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	500	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	500	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	500	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	500	(1)	(1)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	500	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	500	(1)	(1)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	400	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	400	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	900	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	900	(2)	(1)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	500	0	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	500	(1)	(1)
$(21)	$(19)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.105	09/15/2020	1,319	$(9)	$(9)
Put - OTC EUR versus USD	1.093	01/29/2021	1,319	(17)	(15)
$(26)	$(24)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,900	$(25)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	8,300	$(41)	$(1)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,100	(23)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	8,500	(12)	(102)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	8,400	(12)	(101)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	850	(18)	(6)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	300	(9)	(10)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	400	(16)	(14)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	100	(3)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	9,200	(82)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	11,600	(105)	(2)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	7,700	(35)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	200	(7)	(6)
$(363)	$(248)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	4,250	$(4)	$(7)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	2,000	(2)	(3)
$(6)	$(10)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	600	$(4)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	200	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	100	0	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	300	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	500	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	200	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	700	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	500	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	800	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,400	(5)	(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	200	(1)	0
$(42)	$(8)
Total Written Options	$(483)	$(309)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.060%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	1,500	(54)	26	0	(28)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	1,600	(39)	(1)	0	(40)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	500	(10)	(1)	0	(11)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	800	(27)	12	0	(15)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	900	(23)	0	0	(23)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	300	(10)	4	0	(6)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	1,000	(19)	(4)	0	(23)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	1,400	(49)	22	0	(27)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	500	(13)	0	0	(13)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	200	(5)	0	0	(5)
$(252)	$59	$0	$(193)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	2.786%	$400	$(18)	$(9)	$0	$(27)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	200	(10)	1	0	(9)
$(28)	$(8)	$0	$(36)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	2,000	$1,380	$1	$7	$8	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,900	1,311	(7)	14	7	0
$(6)	$21	$15	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	0.520%	Annual	05/14/2027	ILS	700	$1	$1	$2	$0
BPS	Pay	3-Month ILS-TELBOR	0.455	Annual	05/18/2027	11,000	0	22	22	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

HUS	Pay	3-Month CNY-CNREPOFIX	2.630	Quarterly	03/18/2025	CNY	9,000	0	18	18	0
								$1	$41	$42	$0
Total Swap Agreements								$(285)	$113	$57	$(229)
(m)

Securities with an aggregate market value of $114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)		Notional Amount represents the number of contracts.
(2)		The underlying security has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$21	$0	$21
Sovereign Issues	0	60	0	60
Australia
Corporate Bonds & Notes	0	737	0	737
Non-Agency Mortgage-Backed Securities	0	543	0	543
Sovereign Issues	0	2,771	0	2,771
Brazil
Corporate Bonds & Notes	0	1,389	0	1,389
Canada
Corporate Bonds & Notes	0	1,232	0	1,232
Non-Agency Mortgage-Backed Securities	0	174	0	174
Sovereign Issues	0	475	0	475
Cayman Islands
Asset-Backed Securities	0	3,970	0	3,970
Corporate Bonds & Notes	0	4,020	0	4,020
China
Corporate Bonds & Notes	0	299	0	299
Sovereign Issues	0	12,699	0	12,699
Denmark
Corporate Bonds & Notes	0	9,803	0	9,803
Finland
Sovereign Issues	0	1,432	0	1,432
France
Corporate Bonds & Notes	0	447	0	447
Sovereign Issues	0	15,411	0	15,411
Germany
Corporate Bonds & Notes	0	2,740	0	2,740
Guernsey, Channel Islands
Corporate Bonds & Notes	0	647	0	647
Hong Kong
Corporate Bonds & Notes	0	225	0	225
India
Corporate Bonds & Notes	0	275	0	275
Sovereign Issues	0	297	0	297
Ireland
Asset-Backed Securities	0	2,290	0	2,290
Corporate Bonds & Notes	0	703	0	703
Israel
Sovereign Issues	0	714	0	714
Italy
Corporate Bonds & Notes	0	2,278	0	2,278
Sovereign Issues	0	4,815	0	4,815
Japan
Corporate Bonds & Notes	0	2,947	0	2,947
Sovereign Issues	0	6,455	0	6,455
Lithuania
Sovereign Issues	0	519	0	519
Luxembourg
Corporate Bonds & Notes	0	1,155	0	1,155
Malaysia
Corporate Bonds & Notes	0	223	0	223
Mexico
Sovereign Issues	0	221	0	221
Multinational
Corporate Bonds & Notes	0	863	0	863
Netherlands
Asset-Backed Securities	0	1,590	0	1,590
Corporate Bonds & Notes	0	2,789	0	2,789
Preferred Securities	0	120	0	120
New Zealand
Sovereign Issues	0	5,356	0	5,356
Peru
Sovereign Issues	0	3,487	0	3,487
Qatar
Sovereign Issues	0	3,862	0	3,862
Saudi Arabia
Corporate Bonds & Notes	0	204	0	204
Sovereign Issues	0	1,899	0	1,899
Singapore
Corporate Bonds & Notes	0	918	0	918
Slovenia
Sovereign Issues	0	1,828	0	1,828
Spain
Preferred Securities	0	466	0	466
Sovereign Issues	0	9,131	0	9,131
Switzerland
Corporate Bonds & Notes	0	1,983	0	1,983
United Arab Emirates
Corporate Bonds & Notes	0	412	0	412
Sovereign Issues	0	2,319	0	2,319
United Kingdom
Corporate Bonds & Notes	0	16,255	0	16,255
Non-Agency Mortgage-Backed Securities	0	9,799	0	9,799
Preferred Securities	0	215	0	215

Schedule of Investments PIMCO Global Bond Opportunities Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Sovereign Issues	0	371	0	371
United States
Asset-Backed Securities	0	13,494	0	13,494
Corporate Bonds & Notes	0	16,774	0	16,774
Loan Participations and Assignments	0	1,494	0	1,494
Municipal Bonds & Notes	0	646	0	646
Non-Agency Mortgage-Backed Securities	0	19,312	0	19,312
Preferred Securities	0	833	0	833
U.S. Government Agencies	0	78,133	0	78,133
U.S. Government Agencies	0	0	0	0
U.S. Treasury Obligations	0	15,356	0	15,356
Short-Term Instruments
Repurchase Agreements	0	3,499	0	3,499
Argentina Treasury Bills	0	11	0	11
	$0	$295,406	$0	$295,406
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$704	$0	$0	$704
Total Investments	$704	$295,406	$0	$296,110
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(1,167)	$0	$(1,167)
United Kingdom
Sovereign Issues	0	(1,288)	0	(1,288)
United States
U.S. Government Agencies	0	(10,567)	0	(10,567
	$0	$(13,022)	$0	$(13,022)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	156	191	0	347
Over the counter	0	3,631	0	3,631
	$156	$3,822	$0	$3,978
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(92)	(142)	0	(234)
Over the counter	(1)	(1,820)	0	(1,821)
	$(93)	$(1,962)	$0	$(2,055)
Total Financial Derivative Instruments	$63	$1,860	$0	$1,923
Totals	$767	$284,244	$0	$285,011

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 49.1% ¤
CORPORATE BONDS & NOTES 11.6%
BANKING & FINANCE 8.7%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$1,500	$1,507
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		900	956
Deutsche Bank AG 4.250% due 10/14/2021		2,800	2,874
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		600	603
ING Bank NV 2.625% due 12/05/2022		800	840
International Lease Finance Corp. 8.250% due 12/15/2020		200	205
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	29,520	4,431
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~		$300	301
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	7,589	1,138
Nykredit Realkredit A/S 1.000% due 10/01/2050		27,880	4,183
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$500	500
4.519% due 06/25/2024 •		300	326
Toronto-Dominion Bank 2.250% due 03/15/2021		1,200	1,216
UBS AG 2.450% due 12/01/2020		2,800	2,818
UniCredit SpA 7.830% due 12/04/2023		4,100	4,747
			26,645
INDUSTRIALS 1.9%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)		400	407
BAT Capital Corp. 1.014% due 08/14/2020 •		800	800
Broadcom Corp. 2.650% due 01/15/2023		200	208
Broadcom, Inc. 3.459% due 09/15/2026		521	560
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (a)		100	101
6.250% due 07/01/2025 (a)		200	199
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~		200	200
eBay, Inc. 2.750% due 01/30/2023		400	418
Hyundai Capital America 1.108% due 09/18/2020 •		2,100	2,095
Marriott International, Inc. 4.625% due 06/15/2030		100	104
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV 3.750% due 12/15/2020		150	152
NXP BV 4.125% due 06/01/2021		200	206
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		20	20
Univision Communications, Inc. 6.625% due 06/01/2027		200	192
VMware, Inc. 3.900% due 08/21/2027		100	106

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,590	33
			5,903
UTILITIES 1.0%
American Transmission Systems, Inc. 5.250% due 01/15/2022		$100	106
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		700	703
2.169% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,109
Pacific Gas and Electric Co. 2.500% due 02/01/2031		600	588
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		400	401
			2,907
Total Corporate Bonds & Notes (Cost $34,573)			35,455
U.S. GOVERNMENT AGENCIES 9.4%
Freddie Mac 0.735% due 07/15/2041 •		824	829
Ginnie Mae
0.590% due 02/20/2049 •		1,589	1,587
2.266% due 08/20/2068 •		704	698
Uniform Mortgage-Backed Security 4.000% due 10/01/2040		6	6
Uniform Mortgage-Backed Security, TBA
2.500% due 09/01/2050		10,500	10,899
4.000% due 07/01/2050 - 08/01/2050		14,000	14,838
Total U.S. Government Agencies (Cost $28,843)			28,857
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alliance Bancorp Trust 0.425% due 07/25/2037 •		316	267
Bear Stearns Adjustable Rate Mortgage Trust
3.454% due 07/25/2036 ^~		105	98
3.766% due 02/25/2036 ^~		69	67
3.833% due 08/25/2033 ~		55	53
Countrywide Alternative Loan Trust 2.504% due 02/25/2036 •		154	138
Countrywide Home Loan Mortgage Pass-Through Trust
0.825% due 03/25/2035 •		63	59
3.664% due 09/20/2036 ^~		85	77
6.000% due 04/25/2036		250	192
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	1,437	1,780
Structured Adjustable Rate Mortgage Loan Trust 3.367% due 01/25/2035 ~		$12	11
Structured Asset Mortgage Investments Trust 0.444% due 07/19/2035 •		29	27
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	1,428	1,770
WaMu Mortgage Pass-Through Certificates Trust 0.515% due 01/25/2045 •		$1,813	1,694
Total Non-Agency Mortgage-Backed Securities (Cost $6,437)			6,233
ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp. Home Equity Loan Trust 1.985% due 06/25/2034 •		95	89
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		64	64
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		504	447
Argent Securities Trust 0.335% due 07/25/2036 •		361	306
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	500	555
CIFC Funding Ltd. 1.851% due 10/25/2027 •		$560	552
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		1,355	1,354
Countrywide Asset-Backed Certificates
0.325% due 05/25/2035 •		59	56
0.435% due 03/25/2037 •		600	533
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		694	685
First Franklin Mortgage Loan Trust 0.655% due 11/25/2036 •		1,200	1,025
Fremont Home Loan Trust 0.320% due 10/25/2036 •		682	607
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		197	195

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		505	401
Long Beach Mortgage Loan Trust 0.485% due 01/25/2036 •		1,488	1,266
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		506	493
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	277
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		$198	195
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		275	272
OCP CLO Ltd. 2.019% due 07/15/2027 •		152	151
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		1,596	1,616
TICP CLO Ltd. 1.975% due 04/20/2028 •		250	246
Tralee CLO Ltd. 2.165% due 10/20/2027 •		438	433
Venture CLO Ltd.
1.171% due 02/28/2026 •		481	475
2.099% due 07/15/2027 •		437	432
WhiteHorse Ltd. 2.065% due 04/17/2027 •		414	411
Total Asset-Backed Securities (Cost $12,879)			13,136
SOVEREIGN ISSUES 1.0%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	1,962	18
15.500% due 10/17/2026		1,490	6
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		4,288	37
30.022% (BADLARPP) due 10/04/2022 ~		2,500	31
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		2,500	23
Provincia de Buenos Aires
28.192% due 04/12/2025		1,150	9
32.817% due 05/31/2022		1,380	11
Qatar Government International Bond 3.875% due 04/23/2023		$1,000	1,075
Saudi Government International Bond 4.000% due 04/17/2025		1,580	1,755
Total Sovereign Issues (Cost $2,941)			2,965
		SHARES
COMMON STOCKS 1.6%
CONSUMER DISCRETIONARY 0.5%
GrandVision NV (b)		49,701	1,416
HEALTH CARE 0.4%
Portola Pharmaceuticals, Inc. (b)		66,449	1,195
INDUSTRIALS 0.5%
Advanced Disposal Services, Inc. (b)		50,043	1,510
INFORMATION TECHNOLOGY 0.2%
RIB Software SE		20,993	684
Total Common Stocks (Cost $4,989)			4,805
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		290,000	297
Nationwide Building Society 10.250% ~		7,273	1,410
Total Preferred Securities (Cost $1,706)			1,707
REAL ESTATE INVESTMENT TRUSTS 9.5%
REAL ESTATE 9.5%
Alexandria Real Estate Equities, Inc.		14,842	2,408
American Tower Corp.		10,202	2,638
Apartment Investment & Management Co.		46,833	1,763
Duke Realty Corp.		66,754	2,362

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

Equinix, Inc.		5,346	3,755
Equity LifeStyle Properties, Inc.		22,718	1,419
Equity Residential		29,909	1,759
First Industrial Realty Trust, Inc.		37,534	1,443
Gaming and Leisure Properties, Inc.		35,148	1,216
Invitation Homes, Inc.		78,922	2,173
Life Storage, Inc.		14,455	1,373
MGM Growth Properties LLC		25,152	684
SBA Communications Corp.		8,845	2,635
Simon Property Group, Inc.		6,116	418
Sun Communities, Inc.		15,278	2,073
Welltower, Inc.		19,147	991
Total Real Estate Investment Trusts (Cost $30,704)			29,110
SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS (g) 0.9%			2,620
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	3,028	30
ARGENTINA TREASURY BILLS 0.0%
(0.665)% due 10/13/2020 - 10/29/2020 (c)(d)		5,507	73
28.142% due 07/31/2020 ~		760	8
30.365% due 08/28/2020 ~		5,425	52
			133
U.S. TREASURY BILLS 8.2%
0.131% due 07/07/2020 - 10/22/2020 (c)(d)(i)(k)		$24,913	24,905
Total Short-Term Instruments (Cost $27,698)			27,688
Total Investments in Securities (Cost $150,770)			149,956
		SHARES
INVESTMENTS IN AFFILIATES 52.4%
MUTUAL FUNDS (f) 21.7%
PIMCO Investment Grade Credit Bond Fund		1,712,302	18,733
PIMCO Mortgage Opportunities and Bond Fund		4,401,145	47,488
Total Mutual Funds (Cost $66,078)			66,221
SHORT-TERM INSTRUMENTS 30.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio III		9,502,661	93,687
Total Short-Term Instruments (Cost $93,415)			93,687
Total Investments in Affiliates (Cost $159,493)			159,908
Total Investments 101.5% (Cost $310,263)			$309,864
Financial Derivative Instruments (h)(j) 1.2%(Cost or Premiums, net $3,055)			3,534
Other Assets and Liabilities, net (2.7)%			(8,133)
Net Assets 100.0%			$305,265

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$1,834	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(1,832)	$1,834	$1,834
FICC	0.000	06/30/2020	07/01/2020	468	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(478)	468	468
SSB	0.000	06/30/2020	07/01/2020	318	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(800)	318	318
Total Repurchase Agreements	$(3,110)	$2,620	$2,620
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (0.9)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2030	$2,591	$(2,804)	$(2,805)
Total Short Sales (0.9)%	$(2,804)	$(2,805)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(197) at a weighted average interest rate of (0.198%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	Payable for short sales includes $1 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09/2020	1	$40	$1	$1	$0
Australia Government 3-Year Note September Futures	09/2020	6	485	0	0	0
Australia Government 10-Year Bond September Futures	09/2020	103	10,576	15	9	(13)
Call Options Strike @ EUR 114.000 on Euro-Schatz Bond August 2020 Futures (1)	07/2020	227	1	0	0	0
Canada Government 10-Year Bond September Futures	09/2020	30	3,399	(8)	0	(8)
Cocoa September Futures	09/2020	2	44	(4)	0	(1)
Copper December Futures	12/2020	1	69	10	1	0
Copper September Futures	09/2020	1	68	3	1	0
DAX Index September Futures	09/2020	11	3,808	(7)	81	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

E-mini NASDAQ 100 Index September Futures	09/2020	47	9,538	329	163	0
E-mini S&P 500 Index September Futures	09/2020	754	116,501	871	1,602	0
Euro STOXX 50 September Futures	09/2020	15	543	23	7	0
Euro-BTP Italy Government Bond September Futures	09/2020	281	35,609	231	26	(1)
Euro-Bund 10-Year Bond September Futures	09/2020	60	11,899	40	0	(29)
Euro-OAT France Government 10-Year Bond September Futures	09/2020	16	3,014	41	0	(1)
FTSE 100 Index September Futures	09/2020	68	5,180	(71)	56	(46)
FTSE/MIB Index September Futures	09/2020	1	108	(2)	2	(1)
Gas Oil December Futures	12/2020	5	184	13	1	0
Gold 100 oz. August Futures	08/2020	7	1,260	26	14	0
Hang Seng China Enterprises Index July Futures	07/2020	4	626	(16)	5	(7)
IBEX 35 Index July Futures	07/2020	1	81	2	1	0
Japan Government 10-Year Bond September Futures	09/2020	9	12,665	8	0	(16)
Live Cattle August Futures	08/2020	3	116	0	0	0
Mini MSCI Emerging Markets Index September Futures	09/2020	444	21,883	257	0	(93)
Nickel November Futures	11/2020	1	77	5	5	0
Nickel September Futures	09/2020	1	77	0	0	0
Nikkei 225 Yen-denominated Futures September Futures	09/2020	9	929	(24)	4	(2)
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	63	1	0	0	0
RBOB Gasoline June Futures	05/2021	3	159	27	0	(1)
SPI 200 Index September Futures	09/2020	31	3,151	(2)	45	(22)
STOXX Europe 600 Price Index September Futures	09/2020	1,247	25,141	147	175	0
Sugar No. 11 March Futures	02/2021	3	42	0	0	0
Sugar No. 11 October Futures	09/2020	4	54	1	1	0
Topix Index September Futures	09/2020	99	14,290	(553)	60	(188)
U.S. Treasury 10-Year Note September Futures	09/2020	315	43,839	96	0	(68)
U.S. Treasury 30-Year Bond September Futures	09/2020	19	3,393	(2)	0	(9)
Wheat September Futures	09/2020	4	98	(2)	1	0
WTI Crude December Futures	11/2020	1	40	0	0	0
Zinc November Futures	11/2020	1	51	3	3	0
$1,458	$2,264	$(506)
SHORT FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures	11/2020	2	$(82)	$(6)	$0	$(6)
Arabica Coffee December Futures	12/2020	1	(39)	0	0	0
Brent Crude December Futures	10/2020	2	(84)	2	2	0
Brent Crude June Futures	04/2021	3	(129)	(21)	2	0
CAC 40 Index July Futures	07/2020	1	(55)	1	0	0
Corn December Futures	12/2020	5	(88)	(4)	0	(4)
Corn September Futures	09/2020	9	(154)	(5)	0	(6)
Euro-Schatz September Futures	09/2020	296	(37,293)	(14)	8	0
Natural Gas September Futures	08/2020	2	(36)	(1)	0	(1)
OMX Stockholm 30 Index July Futures	07/2020	1	(18)	(1)	0	0
Platinum October Futures	10/2020	1	(43)	0	0	(1)
RBOB Gasoline December Futures	11/2020	1	(45)	1	0	0
S&P/Toronto Stock Exchange 60 September Futures	09/2020	15	(2,052)	36	0	(42)
Silver September Futures	09/2020	1	(93)	0	0	(3)
Soybean November Futures	11/2020	1	(44)	(1)	0	(1)
Soybean Oil December Futures	12/2020	5	(86)	(1)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2020	134	(29,591)	(3)	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2020	344	(43,255)	(117)	11	0
United Kingdom Long Gilt September Futures	09/2020	12	(2,047)	0	3	(2)
Wheat December Futures	12/2020	3	(75)	1	0	(1)
Zinc September Futures	09/2020	1	(51)	(1)	0	(1)
$(134)	$26	$(71)
Total Futures Contracts	$1,324	$2,290	$(577)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	330	$6	$(5)	$1	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Crossover 32 5-Year Index	(5.000)%	Quarterly	12/20/2024	EUR	100	$(16)	$10	$(6)	$0	$(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	5.000%	Quarterly		06/20/2025		$95	$2	$(3)	$(1)	$1	$0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		1,200	(18)	32	14	1	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly		06/20/2025	EUR	9,300	164	13	177	29	0
							$148	$42	$190	$31	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.520%	Semi-Annual	12/05/2021	CAD	28,200	$292	$11	$303	$0	$0
Receive	3-Month CAD-Bank Bill	1.440	Semi-Annual	12/05/2024		2,900	(63)	(5)	(68)	2	0
Receive	3-Month CAD-Bank Bill	1.510	Semi-Annual	12/05/2029		27,300	(565)	(411)	(976)	37	0
Pay	3-Month CAD-Bank Bill	2.010	Semi-Annual	12/05/2049		8,200	814	160	974	0	(28)
Pay	3-Month USD-LIBOR	1.320	Semi-Annual	12/05/2021		$91,400	1,397	84	1,481	9	0
Receive	3-Month USD-LIBOR	1.210	Semi-Annual	12/05/2024		3,400	(127)	(13)	(140)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		4,100	69	(259)	(190)	2	0
Receive	3-Month USD-LIBOR	1.310	Semi-Annual	12/05/2029		17,100	(1,097)	(27)	(1,124)	31	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/05/2049		1,500	276	(43)	233	0	(13)
Receive	6-Month EUR-EURIBOR	0.600	Annual	12/05/2021	EUR	13,600	76	32	108	0	(1)
Receive	6-Month EUR-EURIBOR	0.540	Annual	12/05/2024		21,600	244	16	260	0	(8)
Pay	6-Month EUR-EURIBOR	0.270	Annual	12/05/2029		27,500	(627)	412	(215)	38	0
Receive	6-Month EUR-EURIBOR	0.080	Annual	12/05/2049		4,900	85	(204)	(119)	7	0
Pay	6-Month GBP-LIBOR	0.550	Semi-Annual	12/05/2021	GBP	50,000	159	138	297	20	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	12/05/2024		47,000	(254)	(472)	(726)	0	(56)
Receive	6-Month GBP-LIBOR	0.520	Semi-Annual	12/05/2029		1,300	(17)	(11)	(28)	0	(3)
Pay	6-Month GBP-LIBOR	0.550	Semi-Annual	12/05/2049		5,100	(522)	781	259	28	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	12/20/2044	JPY	353,000	78	891	969	0	(7)
Pay	28-Day MXN-TIIE	6.570	Lunar	12/31/2024	MXN	154,000	0	506	506	11	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		152,000	0	513	513	11	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		5,000	0	(8)	(8)	0	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		27,900	0	(38)	(38)	0	(2)
Receive	28-Day MXN-TIIE	5.505	Lunar	04/28/2025		4,800	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	5.507	Lunar	04/29/2025		9,900	0	(13)	(13)	0	(1)
Receive	28-Day MXN-TIIE	5.030	Lunar	05/05/2025		28,500	0	(12)	(12)	0	(2)
Receive	28-Day MXN-TIIE	5.150	Lunar	05/08/2025		138,500	0	(89)	(89)	0	(11)
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		76,100	0	(57)	(57)	0	(6)
							$218	$1,875	$2,093	$197	$(138)
Total Swap Agreements							$356	$1,922	$2,278	$228	$(140)
(i)	Securities with an aggregate market value of $1,388 and cash of $21,183 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

(7)			Unsettled variation margin asset of $4 for closed futures.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	DKK	63,559		$9,269	$0	$(314)
	07/2020	EUR	1,543		1,740	6	0
	07/2020	JPY	552,788		5,173	54	0
	07/2020	RUB	10,624		137	0	(12)
	07/2020		$1,415	CHF	1,361	22	0
	07/2020		480	JPY	51,700	0	(1)
	07/2020		1,782	NOK	17,035	2	(14)
	07/2020		2,380	RUB	166,302	0	(51)
	07/2020	ZAR	1,964		$103	0	(10)
	08/2020	RUB	20,691		298	9	0
	08/2020		$5,176	JPY	552,788	0	(54)
	09/2020	ILS	438		$127	0	0
	09/2020	TWD	11,239		381	0	(6)
	09/2020		$345	ILS	1,184	0	(2)
BPS	07/2020	BRL	1,029		$192	3	0
	07/2020	EUR	1,562		1,769	14	0
	07/2020	RUB	127,878		1,849	56	0
	07/2020	SEK	27,932		2,984	0	(14)
	07/2020		$188	BRL	1,029	1	0
	07/2020		1,479	EUR	1,314	2	(4)
	09/2020	PHP	84,219		$1,643	0	(43)
	09/2020		$2,078	IDR	29,495,133	0	(76)
BRC	07/2020	MXN	47,534		$2,131	64	0
	07/2020		$2,126	MXN	47,534	0	(64)
	09/2020	MYR	16,126		$3,748	0	(2)
BSH	07/2020	BRL	31,713		5,791	0	(40)
	07/2020		$6,283	BRL	31,713	0	(452)
CBK	07/2020	BRL	45,857		$10,547	2,115	0
	07/2020	CAD	504		368	0	(4)
	07/2020	CLP	1,912,754		2,493	163	0
	07/2020	COP	3,082,996		857	38	0
	07/2020	PEN	5,296		1,548	53	0
	07/2020		$8,374	BRL	45,857	58	0
	07/2020		2,439	CLP	1,915,834	0	(105)
	07/2020		2,302	DKK	15,232	4	(9)
	07/2020		24,829	EUR	22,345	276	0
	07/2020		1,903	MXN	47,534	164	0
	07/2020		2,599	PEN	8,916	0	(82)
	07/2020		493	TRY	3,360	0	(4)
	09/2020	KRW	5,874,263		$4,768	0	(131)
	09/2020	PEN	16,443		4,813	178	0
	09/2020		$2,463	INR	187,779	3	0
	09/2020		390	MXN	8,660	0	(17)
	10/2020	DKK	15,232		$2,306	9	(4)
	10/2020	PEN	4,119		1,191	30	0
	12/2020	MXN	4,009		181	10	0
DUB	07/2020	BRL	291		55	2	0
	07/2020		$53	BRL	291	0	0
	08/2020		55		291	0	(2)
FBF	07/2020	CAD	3,134		$2,312	3	0
	09/2020		$924	HKD	7,170	1	0
GLM	07/2020	CHF	118		$123	0	(2)
	07/2020	COP	4,412,520		1,231	58	0
	07/2020	JPY	48,719		454	3	0
	07/2020	MXN	53,479		2,398	78	0
	07/2020	RUB	11,534		148	0	(14)
	07/2020		$1,948	COP	7,317,175	0	(3)
	07/2020		147	DKK	1,000	4	0
	07/2020		1,013	EUR	902	0	0
	09/2020		3,786	MYR	16,109	0	(40)
	09/2020		564	SGD	802	12	0
HUS	07/2020	AUD	343		$231	0	(5)
	07/2020	CAD	774		568	1	(3)
	07/2020	NOK	17,472		1,793	0	(22)
	07/2020	NZD	602		374	0	(14)
	07/2020		$315	CAD	427	0	0
	07/2020		969	EUR	868	6	0
	08/2020		387	CAD	530	4	0
	09/2020	INR	264,852		$3,434	0	(44)
	09/2020		$462	CNY	3,280	0	0
	09/2020		4,976	INR	379,840	12	0
	09/2020		5	PLN	21	0	0
IND	07/2020	ZAR	7,257		$376	0	(42)
	09/2020		$431	TWD	12,657	4	0
JPM	07/2020	BRL	15,464		$2,824	0	(20)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	CAD	417	303	0	(4)
07/2020	EUR	518	585	3	0
07/2020	TRY	3,329	481	0	(3)
07/2020	$3,109	BRL	15,464	0	(265)
07/2020	1,069	DKK	7,055	0	(5)
07/2020	367	EUR	325	0	(2)
07/2020	3,050	SEK	28,878	49	0
07/2020	ZAR	637	$35	0	(2)
09/2020	CNH	2,574	359	0	(4)
09/2020	INR	301,848	3,920	0	(44)
09/2020	PHP	10,941	217	0	(2)
09/2020	$6,089	KRW	7,367,811	55	0
09/2020	1,908	PHP	95,419	2	0
10/2020	DKK	7,055	$1,071	5	0
MYI	07/2020	JPY	691,258	6,462	60	0
07/2020	$3,481	DKK	23,073	3	(5)
08/2020	6,465	JPY	691,258	0	(60)
09/2020	7	PLN	27	0	0
10/2020	DKK	30,979	$4,685	7	(2)
RBC	09/2020	$646	IDR	9,171,113	0	(24)
RYL	07/2020	SEK	2,002	$212	0	(3)
07/2020	$373	AUD	541	0	0
07/2020	770	ZAR	12,993	0	(22)
07/2020	ZAR	10,455	$608	6	0
SCX	07/2020	CLP	315,493	405	21	0
07/2020	TRY	24	3	0	0
07/2020	$468	JPY	50,200	0	(4)
07/2020	736	NZD	1,140	0	(1)
08/2020	GBP	3,149	$3,863	0	(40)
08/2020	$25,793	EUR	22,948	8	0
09/2020	549	KRW	664,268	5	0
09/2020	2,289	TWD	67,068	15	0
SOG	07/2020	1,253	DKK	8,318	1	0
07/2020	910	EUR	817	8	0
09/2020	IDR	38,482,524	$2,658	47	0
10/2020	DKK	8,318	1,256	0	(1)
SSB	07/2020	GBP	4,121	5,195	88	0
07/2020	JPY	81,369	757	3	0
07/2020	$123	DKK	812	0	(1)
07/2020	215	NZD	331	0	(2)
07/2020	277	SEK	2,545	0	(4)
07/2020	417	ZAR	7,691	26	0
09/2020	HKD	822	$106	0	0
09/2020	KRW	2,108,124	1,755	0	(3)
09/2020	$862	HKD	6,688	1	0
TOR	07/2020	CAD	2,175	$1,594	0	(8)
07/2020	JPY	447,514	4,184	39	0
07/2020	NZD	635	394	0	(16)
07/2020	$20,436	JPY	2,200,038	0	(61)
07/2020	4,649	PEN	16,170	0	(85)
08/2020	1,594	CAD	2,175	9	0
08/2020	4,186	JPY	447,514	0	(39)
UAG	07/2020	AUD	2,121	$1,477	13	0
07/2020	JPY	480,289	4,493	45	0
07/2020	$7,880	CAD	10,594	0	(77)
07/2020	1,231	GBP	972	0	(27)
08/2020	4,495	JPY	480,289	0	(45)
Total Forward Foreign Currency Contracts	$4,041	$(2,587)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus TWD	TWD	29.900	12/11/2020	9,400	$63	$41
BPS	Call - OTC USD versus INR	INR	79.000	09/17/2020	15,300	95	41
$158	$82
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	$4,913	$1
Total Purchased Options	$5,071	$83

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(291)	$(3)
JPM	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	5,200	(96)	0
Total Written Options	$(387)	$(3)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	Live Cattle September Futures	$96.475	Maturity	08/07/2020	80,000	$0	$0	$0	$0
JPM	Receive	Live Cattle September Futures	96.825	Maturity	08/07/2020	80,000	0	(1)	0	(1)
$0	$(1)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$1,298	$(28)	$35	$7	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(47)	59	12	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	596	(19)	25	6	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	8,800	(423)	512	89	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,400	(534)	614	80	0
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,900	(618)	739	121	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	288	53	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	102	21	0
$(1,985)	$2,374	$389	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month KRW-KORIBOR	1.430%	Quarterly	07/01/2029	KRW	100	$0	$0	$0	$0
SCX	Pay	3-Month CNY-CNREPOFIX	1.783	Quarterly	04/23/2025	CNY	85,000	0	(301)	0	(301)
$0	$(301)	$0	$(301)
TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Pay	Swiss Market Index	10	0.000% 1-Month USD-LIBOR plus a specified spread	Maturity	09/18/2020	CHF	100	$0	$0	$0	$0
Pay	DWRTFT Index	97	0.513% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/05/2020	$869	0	0	0	0
Pay	DWRTFT Index	2,456	0.423% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	22,007	0	7	7	0
Pay	DWRTFT Index	16	0.394% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/07/2021	149	0	6	6	0
JPM	Pay	JMC10FNX Index	35,925	0.000%	Monthly	07/15/2020	71	0	(1)	0	(1)
Receive	JMC1TZTX Index	2,217	0.000%	Monthly	07/15/2020	28	0	0	0	0
Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	200	0	(2)	0	(2)
Receive	JMABDEWE Index	802	0.300%	Monthly	02/16/2021	1,049	0	6	6	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	DWRTFT Index	239	0.404% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/15/2021	2,233	0	92	92	0
							$0	$108	$111	$(3)
Total Swap Agreements							$(1,985)	$2,180	$500	$(305)
(k)

Securities with an aggregate market value of $1,196 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)					Notional Amount represents the number of contracts.
(2)					YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$26,645	$0		$26,645
Industrials					0	5,903	0		5,903
Utilities					0	2,907	0		2,907
U.S. Government Agencies					0	28,857	0		28,857
Non-Agency Mortgage-Backed Securities					0	6,233	0		6,233
Asset-Backed Securities					0	13,136	0		13,136
Sovereign Issues					0	2,965	0		2,965
Common Stocks
Consumer Discretionary					1,416	0	0		1,416
Health Care					1,195	0	0		1,195
Industrials					1,510	0	0		1,510
Information Technology					684	0	0		684
Preferred Securities
Banking & Finance					0	1,707	0		1,707
Real Estate Investment Trusts
Real Estate					29,110	0	0		29,110
Short-Term Instruments
Repurchase Agreements					0	2,620	0		2,620
Short-Term Notes					0	30	0		30
Argentina Treasury Bills					0	133	0		133
U.S. Treasury Bills					0	24,905	0		24,905
					$33,915	$116,041	$0		$149,956
Investments in Affiliates, at Value
Mutual Funds					66,221	0	0		66,221
Short-Term Instruments
Central Funds Used for Cash Management Purposes					93,687	0	0		93,687
					$159,908	$0	$0		$159,908
Total Investments					$193,823	$116,041	$0		$309,864
Short Sales, at Value - Liabilities
U.S. Treasury Obligations					$0	$(2,805)	$0		$(2,805)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					2,290	228	0		2,518
Over the counter					0	4,624	0		4,624
					$2,290	$4,852	$0		$7,142
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(577)	(140)	0		(717)
Over the counter					0	(2,895)	0		(2,895)
					$(577)	$(3,035)	$0		$(3,612)
Total Financial Derivative Instruments					$1,713	$1,817	$0		$3,530

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2020 (Unaudited)

Totals	$195,536	$115,053	$0	$310,589

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.2% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 2.092% (US0003M + 0.860%) due 07/03/2033 ~	$214	$202
INDUSTRIALS 0.0%
Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	90	91
Total Corporate Bonds & Notes (Cost $258)		293
U.S. GOVERNMENT AGENCIES 156.0%
Fannie Mae
0.200% due 02/25/2043 •(a)	734	6
0.485% due 10/25/2048 - 12/25/2048 •	21,737	21,662
0.635% due 07/25/2042 - 11/25/2059 •	56,244	56,330
0.885% due 10/25/2037 •	1,423	1,447
1.170% due 05/25/2050 •	71,219	71,480
2.168% due 01/25/2022 ~(a)	1,626	22
2.600% due 09/01/2024	6,700	7,103
2.720% due 05/01/2030	28,000	31,458
2.761% due 04/25/2046 ~(a)	375	19
2.781% due 10/25/2046 ~(a)	163	8
2.828% due 07/25/2052 ~(a)	526	28
2.840% due 07/01/2028	1,995	2,210
2.865% due 07/25/2044 ~(a)	580	33
2.937% due 07/25/2044 ~(a)	673	36
3.000% due 09/25/2039 - 12/25/2048 (a)	8,964	568
3.000% due 03/25/2043 - 05/01/2058	8,593	9,046
3.025% due 01/25/2045 ~(a)	483	25
3.060% due 03/25/2045 ~(a)	471	25
3.080% due 04/25/2055 ~(a)	860	51
3.101% due 01/01/2048 •	16,123	16,911
3.106% due 08/25/2044 ~(a)	416	25
3.134% due 08/25/2054 ~(a)	745	50
3.186% due 09/25/2045 ~(a)	528	37
3.194% due 08/25/2055 ~(a)	520	31
3.278% due 07/25/2045 ~(a)	2,095	156
3.493% due 08/01/2049 •	6,063	6,315
3.500% due 08/01/2032 - 01/01/2059	22,004	23,956
3.500% due 08/25/2043 - 04/25/2046 (a)	1,397	75
3.513% due 10/25/2042 •	545	535
3.575% due 02/01/2026	1,000	1,125
3.636% due 10/25/2040 ~	865	905
3.710% due 09/01/2041 •	650	680
3.750% due 02/01/2029	3,776	4,422
3.780% due 01/01/2036 •	526	552
3.790% due 02/01/2042 •	353	372
3.809% due 05/01/2038 •	1,784	1,887
3.820% due 01/01/2029	1,308	1,533
3.928% due 04/25/2042 ~	624	655
3.933% due 05/25/2042 ~	1,051	1,081
3.945% due 05/01/2035 •	275	289
4.000% due 09/01/2020 - 07/01/2034	2,156	2,322
4.000% due 06/25/2044 (a)	168	17
4.144% due 10/01/2037 •	3,085	3,236
4.158% due 05/25/2042 ~	1,748	1,859
4.163% due 08/25/2024 ~	203	208
4.195% due 12/25/2040 ~	832	904
4.215% due 11/25/2031 ~	3,458	3,701
4.250% due 03/25/2042 ~	1,308	1,380
4.341% due 01/25/2042 ~	2,298	2,422
4.500% due 07/01/2022 - 09/01/2048	1,516	1,599
4.500% due 06/25/2024 (a)	1	0
4.827% due 11/25/2040 •(a)	7,240	1,060
5.000% due 01/01/2033 - 10/01/2036	62	65
5.320% due 10/01/2043	209	246
5.500% due 12/01/2032 - 10/01/2038	252	270
5.800% due 02/01/2035	21	22
5.816% due 11/25/2049 •(a)	691	144
5.866% due 08/25/2049 (a)	6,091	1,463

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

5.966% due 08/25/2042 •(a)	1,078	180
6.000% due 04/01/2032 - 10/01/2048	177	190
6.016% due 11/25/2044 •(a)	4,601	890
6.032% due 06/25/2048 (a)	11,190	1,572
6.500% due 09/01/2036	116	125
6.500% due 04/25/2038 (a)	94	20
7.755% due 06/25/2043 •(a)	12,169	3,280
8.931% due 10/25/2045 •	780	1,005
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	9,728	8,598
0.513% due 11/25/2021 •	263	262
0.533% due 09/25/2021 •	54	55
0.544% due 08/15/2040 - 10/15/2040 «•	16,000	15,918
0.635% due 12/25/2049 •	49,025	49,070
0.685% due 06/15/2042 •	1,686	1,693
0.720% due 10/15/2037 - 04/15/2038 •	3,442	3,424
0.735% due 01/25/2050 •	502	504
0.934% due 03/15/2023 •	1	1
1.091% due 11/25/2022 ~(a)	7,035	130
1.324% due 04/25/2021 ~(a)	20,735	126
2.500% due 08/15/2027 - 01/15/2040 (a)	3,502	185
2.700% due 08/01/2023	2,500	2,610
2.719% due 10/15/2037 ~(a)	172	8
2.982% due 05/15/2037 ~(a)	148	7
2.998% due 10/15/2037 ~(a)	62	3
3.000% due 11/15/2027 - 09/15/2048 (a)	14,743	1,090
3.000% due 07/01/2043 - 01/01/2048	4,086	4,322
3.254% due 04/25/2023 ~	2,292	2,325
3.254% due 10/15/2041 ~(a)	307	17
3.308% due 08/15/2041 ~(a)	150	8
3.332% due 03/15/2037 ~(a)	161	9
3.423% due 11/15/2038 ~(a)	473	27
3.466% due 02/15/2038 ~(a)	347	19
3.469% due 01/01/2050 •	4,676	4,894
3.497% due 08/15/2036 ~(a)	277	16
3.500% due 01/15/2043 - 08/15/2045 (a)	2,654	272
3.500% due 07/01/2047 - 03/01/2049	2,455	2,599
3.516% due 11/15/2036 ~(a)	413	26
3.607% due 06/15/2038 ~(a)	314	23
3.757% due 10/01/2039 •	1,863	1,970
3.950% due 05/01/2031 •	6	6
3.961% due 07/25/2033 ~	1,074	1,127
3.989% due 11/01/2036 •	504	532
4.000% due 12/01/2020 - 01/01/2049	28,386	30,890
4.000% due 07/15/2034 - 11/15/2042 (a)	3,100	351
4.047% due 11/01/2041 •	1,634	1,714
4.281% due 09/01/2034 •	1,075	1,127
4.500% due 04/15/2022 - 12/15/2024 (a)	29	0
4.500% due 04/01/2025 - 11/01/2048	2,850	3,135
5.000% due 07/01/2033 - 03/01/2049	4,661	5,260
5.500% due 09/01/2034 - 03/01/2041	302	327
6.000% due 08/01/2023	5	5
7.500% due 08/15/2029 (a)	3	1
7.565% due 02/15/2027 •(a)	715	113
11.507% due 10/15/2035 •	392	561
11.806% due 05/15/2035 •	595	856
15.309% due 05/15/2041 •	3,527	5,878
Ginnie Mae
0.000% due 12/20/2032 - 12/20/2040 (b)(e)	5,141	4,932
0.000% due 10/16/2042 - 01/16/2052 ~(a)	10,776	0
0.086% due 01/16/2044 ~(a)	3,088	0
0.131% due 08/16/2052 ~(a)	10,787	48
0.271% due 11/16/2043 ~(a)	9,106	115
0.573% due 04/20/2046 •	19,267	19,280
0.590% due 02/20/2049 •	11,997	11,982
0.640% due 02/20/2049	5,631	5,637
0.673% due 10/20/2066 •	114	114
0.803% due 01/20/2062 •	2	2
0.854% due 02/20/2060 •	7,216	7,261
0.883% due 09/20/2062 •	26	26
0.953% due 09/20/2066 •	6,584	6,610
0.983% due 08/20/2061 - 11/20/2065 •	5,726	5,746
1.003% due 03/20/2062 - 10/20/2065 •	2,261	2,275
1.023% due 09/20/2063 •	3,020	3,034
1.053% due 10/20/2061 - 09/20/2065 •	6,216	6,262
1.073% due 08/20/2043	4,162	4,144
1.073% due 03/20/2058 •	2,942	2,963
1.103% due 05/20/2066 - 06/20/2066 •	7,690	7,764
1.201% due 05/20/2061 •	2,171	2,193
1.603% due 09/20/2063 •	1,951	1,981
2.055% due 05/20/2061 •	1,234	1,255
2.445% due 09/20/2045 ~(a)	995	37
2.490% due 08/20/2045 ~(a)	337	14
2.500% due 09/20/2027 (a)	2,585	146
2.500% due 06/15/2043 - 05/20/2050	15,465	16,410
2.526% due 06/20/2043 ~(a)	569	28

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

2.595% due 12/20/2045 ~(a)	365	15
2.604% due 11/20/2045 ~(a)	676	31
2.762% due 04/20/2061 •	3,574	3,702
3.000% due 11/20/2026 - 05/20/2050	141,685	150,373
3.000% due 01/20/2029 - 02/20/2043 (a)	5,457	359
3.000% due 02/20/2030 - 01/20/2034 •	301	305
3.150% due 11/15/2042 - 12/20/2042	624	661
3.155% due 06/20/2042 ~(a)	689	35
3.205% due 06/20/2042 ~(a)	634	31
3.250% due 05/15/2042	840	892
3.250% due 08/20/2045 •	503	523
3.500% due 11/20/2034 - 04/20/2050	151,564	162,410
3.500% due 08/20/2042 - 09/20/2046 (a)	1,905	233
3.500% due 12/20/2049 (g)	858	906
3.740% due 04/20/2042	162	170
3.750% due 06/20/2045 - 12/20/2045	3,794	4,075
3.875% due 06/20/2038 •	86	90
4.000% due 04/15/2025 - 02/20/2050	99,115	106,593
4.000% due 10/20/2043 (a)	239	16
4.050% due 04/15/2040 - 12/15/2040	2,336	2,494
4.370% due 01/20/2031 ~	4,522	4,845
4.500% due 04/15/2030 - 01/20/2050	101,693	110,057
4.500% due 06/15/2040 (g)	3,315	3,701
4.790% due 02/20/2040	119	128
4.875% due 08/15/2039 - 10/15/2040	276	301
5.000% due 12/20/2032 - 12/20/2049	26,284	28,876
5.250% due 05/15/2033 - 08/20/2039	714	790
5.270% due 06/15/2034	200	219
5.380% due 08/15/2034	76	84
5.475% due 06/15/2035	144	158
5.500% due 05/15/2023 - 09/20/2049	14,306	15,816
5.520% due 06/15/2034 - 02/15/2035	403	445
5.530% due 05/15/2035	125	137
5.570% due 03/15/2035	85	94
5.680% due 12/15/2034	152	169
5.720% due 12/15/2034	173	191
5.750% due 04/15/2033 - 09/15/2033	10	11
5.820% due 04/15/2034 - 12/15/2034	168	186
5.860% due 09/20/2049 •(a)	4,335	884
5.870% due 10/15/2034	68	75
5.875% due 10/15/2033	141	157
5.930% due 10/15/2034	147	164
5.970% due 08/15/2034	64	72
6.000% due 05/15/2023 - 04/20/2048	11,351	12,929
6.020% due 01/15/2034	77	85
6.075% due 01/15/2034	161	179
6.250% due 01/15/2029 - 03/15/2029	34	38
6.500% due 09/15/2023 - 08/20/2048	2,446	2,741
6.700% due 07/20/2026	18	18
6.940% due 11/20/2022	14	14
7.000% due 11/15/2022 - 12/20/2038	1,593	1,745
7.100% due 10/20/2025	8	8
7.150% due 01/15/2023	5	5
7.250% due 12/15/2025 - 11/15/2027	5	5
7.500% due 09/15/2021 - 10/15/2035	632	671
7.750% due 04/15/2021 - 10/15/2026	7	8
8.000% due 02/15/2022 - 07/15/2031	294	322
8.500% due 03/15/2022 - 07/15/2030	3	2
8.931% due 09/20/2045 •	519	721
9.000% due 12/15/2021 - 06/15/2027	6	6
Ginnie Mae, TBA
2.500% due 08/01/2050	52,000	54,608
3.000% due 07/01/2050 - 08/01/2050	405,150	428,316
3.500% due 08/01/2050	346,950	366,077
4.000% due 07/01/2050 - 08/01/2050	155,150	164,494
4.500% due 08/01/2050	6,000	6,569
5.000% due 08/01/2050	7,000	7,648
Uniform Mortgage-Backed Security
2.000% due 07/01/2028 - 09/01/2028	1,535	1,595
2.500% due 01/01/2028 - 02/01/2033	6,847	7,196
3.000% due 04/01/2031 - 06/01/2050	110,777	118,101
3.500% due 05/01/2024 - 02/01/2050	94,209	101,348
4.000% due 05/01/2033 - 03/01/2050	74,118	80,124
4.500% due 01/01/2026 - 03/01/2050	75,204	81,086
5.000% due 04/01/2027 - 03/01/2049	760	842
5.500% due 02/01/2027 - 11/01/2039	220	251
6.000% due 07/01/2036 - 11/01/2040	2,183	2,594
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2035	8,000	8,123
2.000% due 09/01/2050	19,600	19,959
2.500% due 07/01/2035 - 09/01/2050	183,650	190,989
3.000% due 07/01/2050 - 08/01/2050	3,000	3,154
3.500% due 07/01/2035	600	630
4.000% due 07/01/2035 - 08/01/2050	5,632	5,970
4.500% due 07/01/2050	1,000	1,075
5.000% due 07/01/2050	5,450	5,956

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 08/01/2050	3,000	3,300
Total U.S. Government Agencies (Cost $2,803,265)		2,834,658
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
AREIT Trust 2.805% due 04/14/2037 •	5,600	5,630
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~	1,331	1,100
BX Commercial Mortgage Trust 0.935% due 11/15/2035 •	5,616	5,571
Credit Suisse First Boston Mortgage Securities Corp. 1.633% due 03/25/2032 ~	10	9
Credit Suisse Mortgage Capital Trust 4.788% due 05/27/2053 ~	1,653	1,901
Ginnie Mae 1.130% due 07/20/2070 (c)	40,000	41,444
JPMorgan Mortgage Trust 1.085% due 12/25/2049 •	9,930	9,917
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	2,599	2,824
3.498% due 10/25/2041 «	2,851	2,988
4.250% due 09/29/2046 «	5,025	5,556
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	8,804	9,035
3.508% due 11/24/2042 «•	3,591	3,782
Mortgage Equity Conversion Asset Trust
0.640% due 02/25/2042 •	6,453	6,261
0.680% due 05/25/2042 •	18,345	17,357
Structured Asset Mortgage Investments Trust 0.854% due 09/19/2032 •	15	14
UBS-Barclays Commercial Mortgage Trust 1.255% due 04/10/2046 ~(a)	24,712	593
Wells Fargo Commercial Mortgage Trust 1.907% due 10/15/2045 ~(a)	8,758	274
Total Non-Agency Mortgage-Backed Securities (Cost $110,083)		114,256
ASSET-BACKED SECURITIES 0.7%
Benefit Street Partners CLO Ltd. 2.385% due 01/20/2029 •	3,700	3,650
Centex Home Equity Loan Trust 0.485% due 01/25/2032 •	11	10
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •	7	7
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •	210	210
Dryden Senior Loan Fund 2.119% due 10/15/2027 •	2,142	2,124
Figueroa CLO Ltd. 2.119% due 01/15/2027 •	2,721	2,719
Home Equity Asset Trust 0.785% due 11/25/2032 •	3	2
Tralee CLO Ltd. 2.455% due 07/20/2029 •	4,169	4,131
Total Asset-Backed Securities (Cost $12,957)		12,853
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.1%		2,113
U.S. TREASURY BILLS 0.1%
0.152% due 09/10/2020 - 09/24/2020 (d)(e)(j)	1,882	1,882
Total Short-Term Instruments (Cost $3,994)		3,995
Total Investments in Securities (Cost $2,930,557)		2,966,055
	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	7,283,852	71,811

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $71,801)	71,811
Total Investments in Affiliates (Cost $71,801)	71,811
Total Investments 167.2% (Cost $3,002,358)	$3,037,866
Financial Derivative Instruments (h)(i) 0.0%(Cost or Premiums, net $(9,565))	146
Other Assets and Liabilities, net (67.2)%	(1,221,248)
Net Assets 100.0%	$1,816,764

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,113	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(2,155)	$2,113	$2,113
Total Repurchase Agreements							$(2,155)	$2,113	$2,113
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.230%	06/11/2020	07/14/2020	$(13,538)		$(13,540)
Total Reverse Repurchase Agreements									$(13,540)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (15.6)%
Ginnie Mae, TBA					4.500%	07/01/2050	$4,480	$(4,813)	$(4,783)
Uniform Mortgage-Backed Security, TBA					3.000	07/01/2035	8,100	(8,530)	(8,512)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2050	3,619	(3,797)	(3,805)
Uniform Mortgage-Backed Security, TBA					3.000	09/01/2050	68,081	(71,318)	(71,461)
Uniform Mortgage-Backed Security, TBA					3.500	07/01/2035	18,100	(19,101)	(19,017)
Uniform Mortgage-Backed Security, TBA					3.500	07/01/2050	27,550	(29,057)	(28,975)
Uniform Mortgage-Backed Security, TBA					3.500	08/01/2050	87,000	(91,632)	(91,507)
Uniform Mortgage-Backed Security, TBA					4.500	07/01/2050	51,500	(55,582)	(55,343)
Total Short Sales (15.6)%								$(283,830)	$(283,403)
(g)					Securities with an aggregate market value of $14,003 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(32,255) at a weighted average interest rate of 0.784%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	248	$(34,515)	$(101)	$39	$0
Total Futures Contracts	$(101)	$39	$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.000%	Semi-Annual	06/17/2022	$13,600	$(4)	$(207)	$(211)	$0	$(2)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	1,600	7	(147)	(140)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	8,750	(142)	(263)	(405)	3	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	56,900	(2,745)	(6,128)	(8,873)	48	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	6,200	(355)	(577)	(932)	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	7,900	(383)	(50)	(433)	9	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	84,200	(4,229)	(865)	(5,094)	174	0
Receive(1)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	500	(11)	(5)	(16)	1	0
Total Swap Agreements	$(7,862)	$(8,242)	$(16,104)	$241	$(2)
Cash of $7,893 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	02/26/2021	8,900	$70	$20
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.823	07/07/2020	15,600	77	1
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	15,800	85	41
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	15,050	93	35
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/07/2020	31,300	93	2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	19,800	107	51
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	08/06/2020	31,300	210	62
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.873	08/06/2020	29,900	117	50
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.919	08/06/2020	12,700	99	15
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	19,400	96	10
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.400	08/06/2020	24,600	115	30
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.813	08/06/2020	7,300	59	19
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.016	08/06/2020	7,900	40	5
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	23,300	119	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	3,250	21	7
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.759	07/07/2020	20,700	100	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.774	07/07/2020	30,000	143	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.803	07/07/2020	28,400	139	4
$1,783	$379

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$69.000	08/06/2020	100,000	$4	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2050	70.000	09/08/2020	10,000	0	0
					$4	$0
Total Purchased Options					$1,787	$379
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	72,000	$(518)	$(33)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	20,000	(169)	(99)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	10,000	(76)	(50)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	9,000	(37)	(10)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	17,000	(69)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	16,000	(68)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	11,500	(45)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	11,000	(53)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	13,000	(57)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	7,000	(31)	(4)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	15,000	(103)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	33,500	(230)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	37,000	(240)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	27,000	(228)	(133)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	10,000	(75)	(51)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	37,000	(240)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	35,000	(230)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	31,500	(146)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	16,500	(58)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.813	07/07/2020	7,500	(63)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	103.813	07/07/2020	7,500	(35)	(32)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	17,000	(66)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	10,000	(39)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	23,000	(122)	(30)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	16,500	(58)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	16,500	(76)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.668	07/07/2020	16,000	(88)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	30,000	(165)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	16,000	(105)	(19)
Total Written Options					$(3,490)	$(598)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840%	Quarterly	08/18/2020	$130,000	$0	$28	$28	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840	Quarterly	09/16/2020	95,000	0	28	28	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.780	Quarterly	09/18/2020	55,000	0	34	34	0
$0	$90	$90	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2038	$1,568	$0	$(3)	$0	$(3)
SAL	Pay	IOS.FN.550.08 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	76	0	0	0	0
$0	$(3)	$0	$(3)
Total Swap Agreements	$0	$87	$90	$(3)
(j)

Securities with an aggregate market value of $627 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$202	$0	$202
Industrials	0	91	0	91
U.S. Government Agencies	0	2,818,740	15,918	2,834,658
Non-Agency Mortgage-Backed Securities	41,444	48,627	24,185	114,256
Asset-Backed Securities	0	12,853	0	12,853
Short-Term Instruments
Repurchase Agreements	0	2,113	0	2,113
U.S. Treasury Bills	0	1,882	0	1,882
$41,444	$2,884,508	$40,103	$2,966,055
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$71,811	$0	$0	$71,811
Total Investments	$113,255	$2,884,508	$40,103	$3,037,866
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(283,403)	$0	$(283,403)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	241	0	280
Over the counter	0	469	0	469
$39	$710	$0	$749
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2)	0	(2)
Over the counter	0	(601)	0	(601)
$0	$(603)	$0	$(603)
Total Financial Derivative Instruments	$39	$107	$0	$146
Totals	$113,294	$2,601,212	$40,103	$2,754,609

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
U.S. Government Agencies	$169,851	$(89,143)	$(2,637)	$(10)	$(80)	$2,286	$0	$(64,349)	$15,918	$(5)
Non-Agency Mortgage-Backed Securities	25,044	0	(572)	1	9	(297)	0	0	24,185	(259)
Totals	$194,895	$(89,143)	$(3,209)	$(9)	$(71)	$1,989	$0	$(64,349)	$40,103	$(264)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies		$15,918	Proxy Pricing			Base Price			99.516	—
Non-Agency Mortgage-Backed Securities		24,185	Proxy Pricing			Base Price			102.625 - 110.375	105.784
Total		$40,103
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
MUNICIPAL BONDS & NOTES 97.2%
CALIFORNIA 86.4%
California State General Obligation Notes, Series 2019 5.000% due 04/01/2029	$1,000	$1,347
California State Public Works Board Revenue Notes, Series 2018 5.000% due 05/01/2028	845	1,108
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	756
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2013 5.000% due 11/15/2023	200	230
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2016 4.000% due 11/01/2022	650	699
Chula Vista Elementary School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 09/01/2023	610	694
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	738
Corona-Norco Unified School District Public Financing Authority, California Special Tax Bonds, Series 2013 5.000% due 09/01/2026	625	702
Cosumnes Community Services District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 09/01/2024	675	776
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2012 3.500% due 12/01/2025	455	466
Elk Grove Finance Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	510	624
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	1,052
Fresno County, California Financing Authority Revenue Bonds, Series 2016 5.000% due 04/01/2028	1,500	1,858
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	388
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013
5.000% due 06/01/2029	2,165	2,416
5.000% due 06/01/2030	250	278
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	620
Irvine Unified School District, California Special Tax Notes, (BAM Insured), Series 2015 5.000% due 09/01/2023	580	660
Jurupa Community Services District Wastewater, California Revenue Notes, Series 2020 4.000% due 09/01/2023	570	635
Laguna Beach, California Special Assessment Notes, Series 2016 2.000% due 09/02/2021	300	303
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	1,112
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2033	1,000	1,216
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	457
Lynwood Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016
5.000% due 10/01/2024	655	773
5.000% due 10/01/2025	695	845
Modesto Irrigation District, California Revenue Bonds, Series 2010 5.000% due 10/01/2027	270	273
Mount Diablo Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2030 (a)	1,425	1,563
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2018 5.000% due 11/01/2025	625	764
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2019 5.000% due 11/01/2022	595	659
Orange Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014 5.000% due 09/01/2022	400	438
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	537
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	243
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015 5.000% due 12/15/2021	365	389
Poway Unified School District Public Financing Authority, California Special Tax Bonds, Series 2017 5.000% due 09/01/2029	1,730	2,168
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	287
5.000% due 09/01/2025	350	412

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

Poway Unified School District, California Special Tax Bonds, Series 2016 5.000% due 09/01/2027	1,100	1,372
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	340
Riverside County, California Asset Leasing Corp. Revenue Bonds, Series 2012 4.000% due 06/01/2028	250	263
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	361
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	942
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	235
San Bernardino City Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 5.000% due 10/01/2033	1,365	1,737
Santa Clara County, California Board of Education Certificates of Participation Notes, Series 2016 5.000% due 04/01/2021	225	233
Santa Cruz County, California Certificates of Participation Notes, Series 2014 5.000% due 08/01/2023	295	338
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (a)	1,525	1,601
Stockton Unified School District, California Certificates of Participation Bonds, Series 2018 5.000% due 02/01/2029	1,575	2,003
Stockton Unified School District, California General Obligation Bond, Series 2016 5.000% due 08/01/2026	1,835	2,234
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	594
Stockton Unified School District, California General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/01/2024	430	503
Travis Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 4.000% due 09/01/2022	375	403
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	882
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	259
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2016 5.000% due 08/01/2026	1,000	1,228
		44,014
ILLINOIS 10.5%
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2025	625	654
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	500	552
Chicago Park District, Illinois General Obligation Bonds, Series 2016
5.000% due 01/01/2030	1,000	1,124
5.000% due 01/01/2031	2,000	2,240
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	784
		5,354
KENTUCKY 0.3%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	137
Total Municipal Bonds & Notes (Cost $46,745)		49,505
	SHARES
SHORT-TERM INSTRUMENTS 1.8%
MUTUAL FUNDS 1.8%
Fidelity Investments Money Market Government Portfolio, Class I 0.240% (b)	932,470	932
Total Short-Term Instruments (Cost $932)		932
Total Investments in Securities (Cost $47,677)		50,437
Total Investments 99.0% (Cost $47,677)		$50,437
Other Assets and Liabilities, net 1.0%		518
Net Assets 100.0%		$50,955

Schedule of Investments PIMCO Gurtin California Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Security becomes interest bearing at a future date.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$44,014	$0	$44,014
Illinois	0	5,354	0	5,354
Kentucky	0	137	0	137
Short-Term Instruments
Mutual Funds	932	0	0	932
Total Investments	$932	$49,505	$0	$50,437

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
MUNICIPAL BONDS & NOTES 95.3%
CALIFORNIA 83.8%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,165
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2016 5.000% due 10/01/2034	2,465	2,604
Arcadia Unified School District, California General Obligation Bonds, Series 2014 5.000% due 06/01/2044	1,190	1,298
Bret Harte Union High School District, California Certificates of Participation Bonds, (AMBAC Insured), Series 2006 4.250% due 09/01/2020	80	80
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	701
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2010 6.000% due 09/01/2037	4,625	4,663
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2013 5.000% due 01/01/2033	1,000	1,101
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	136
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2010 5.400% due 03/01/2026	500	502
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	4,100	4,461
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,480	2,819
California Statewide Communities Development Authority Revenue Bonds, Series 2010 5.250% due 11/01/2030	4,100	4,169
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,516
Centinela Valley Union High School District, California General Obligation Bonds, Series 2013
5.750% due 08/01/2030	1,000	1,164
5.750% due 08/01/2033	1,910	2,224
Coachella Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 08/01/2037	2,575	2,825
Desert Community College District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2043	3,375	3,785
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2039 (a)	9,325	2,824
0.000% due 08/01/2044 (a)	31,400	6,731
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,788
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,710
Fresno Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2041 (a)	1,600	402
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	5,158
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	7,615	8,823
5.000% due 06/01/2045	4,550	5,235
Los Angeles Community Redevelopment Agency, California Revenue Bonds, (AMBAC Insured), Series 2005 5.000% due 09/01/2037	1,000	1,003
Los Angeles Department of Airports, California Revenue Bonds, Series 2010 5.000% due 05/15/2040	1,410	1,425
Los Angeles Department of Airports, California Revenue Bonds, Series 2016
5.000% due 05/15/2035	1,000	1,169
5.000% due 05/15/2042	1,330	1,532
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	10,122
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012 5.000% due 07/01/2043	6,225	6,729
Los Angeles Unified School District, California General Obligation Bonds, Series 2010 5.250% due 07/01/2034	5,050	5,069
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,262
5.000% due 09/01/2043	4,165	4,186
5.000% due 09/01/2045	2,500	2,513

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
0.814% (US0003M + 0.580%) due 09/01/2027 ~	3,185	3,123
0.864% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,463
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2013 6.625% due 08/01/2038	2,650	2,830
Oceanside Unified School District, California General Obligation Bonds, (AGM Insured), Series 2010 0.000% due 08/01/2045 (a)	33,020	5,975
Oxnard School District, California General Obligation Bonds, (NPFGC Insured), Series 2001 5.750% due 08/01/2030	770	859
Palo Alto, California General Obligation Bonds, Series 2010 5.000% due 08/01/2040	4,825	4,841
Port of Oakland, California Revenue Bonds, Series 2012 5.000% due 05/01/2033	2,500	2,614
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013 5.000% due 05/15/2043	2,090	2,273
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	4,391
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.765% (US0003M + 0.530%) due 12/01/2035 ~	9,525	8,272
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,146
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.785% (US0003M + 0.550%) due 06/01/2034 ~	2,000	1,851
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	6,455
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,759
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012 5.000% due 04/01/2048	5,900	6,385
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2012 5.250% due 04/15/2029	1,000	1,088
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2010 5.000% due 05/01/2040	3,400	3,410
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2013
5.000% due 05/01/2043	3,420	3,756
5.250% due 05/01/2033	1,520	1,666
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	4,276
5.000% due 05/01/2044	4,640	5,147
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	4,450	5,106
San Mateo Union High School District, California General Obligation Bonds, Series 2011 0.000% due 09/01/2025 (a)	1,000	784
Solano County, California Community College District General Obligation Bonds, Series 2013 5.000% due 08/01/2043	4,680	5,357
Southern California Public Power Authority Revenue Bonds, Series 2010 5.000% due 07/01/2022	7,700	7,700
Southern California Public Power Authority Revenue Bonds, Series 2011 5.250% due 07/01/2027	2,675	2,804
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 6.250% due 10/01/2040	1,325	1,579
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	841
Tulare County, California Board of Education Certificates of Participation Bonds, (BAM Insured), Series 2013 5.375% due 05/01/2033	1,600	1,827
University of California Revenue Bonds, Series 2012 5.000% due 05/15/2042	4,570	4,920
Wasco Union School District, California General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 08/01/2043	3,740	4,160
		216,143
ILLINOIS 8.7%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,102
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.250% due 01/01/2037	1,795	1,815
5.250% due 01/01/2040	3,895	3,936
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.750% due 01/01/2038	2,050	2,205
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,099
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,084
5.000% due 01/01/2035	1,000	1,074
5.000% due 01/01/2040	2,325	2,483
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,755	1,929
Illinois Finance Authority Revenue Bonds, Series 2010 5.375% due 05/15/2025	4,675	4,690

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2011 5.625% due 08/15/2031	1,000	1,050
		22,467
PENNSYLVANIA 0.9%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,348
UTAH 1.9%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	4,700	4,840
Total Municipal Bonds & Notes (Cost $236,451)		245,798
	SHARES
SHORT-TERM INSTRUMENTS 4.9%
MUTUAL FUNDS 4.9%
Fidelity Investments Money Market Government Portfolio, Class I 0.240% (b)	12,653,019	12,653
Total Short-Term Instruments (Cost $12,653)		12,653
Total Investments in Securities (Cost $249,104)		258,451
Total Investments 100.2% (Cost $249,104)		$258,451
Other Assets and Liabilities, net (0.2)%		(411)
Net Assets 100.0%		$258,040

Schedule of Investments PIMCO Gurtin California Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$216,143	$0	$216,143
Illinois	0	22,467	0	22,467
Pennsylvania	0	2,348	0	2,348
Utah	0	4,840	0	4,840
Short-Term Instruments
Mutual Funds	12,653	0	0	12,653
Total Investments	$12,653	$245,798	$0	$258,451

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6% ¤
MUNICIPAL BONDS & NOTES 95.8%
ALABAMA 1.3%
Trussville, Alabama General Obligation Bonds, Series 2014 5.000% due 10/01/2034	$1,500	$1,723
CALIFORNIA 2.7%
San Diego Convention Center Expansion Financing Authority, California Revenue Notes, Series 2020 1.267% due 04/15/2023 (a)	2,500	2,501
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,070	1,123
		3,624
CONNECTICUT 10.8%
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2027	2,325	2,773
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2026	3,075	3,737
5.000% due 01/01/2028	1,475	1,866
Connecticut State General Obligation Bonds, Series 2015
5.000% due 03/15/2028	950	1,120
5.000% due 11/15/2028	195	234
Connecticut State General Obligation Bonds, Series 2016 5.000% due 08/15/2028	1,625	1,986
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,630
		14,346
FLORIDA 1.1%
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,125	1,438
ILLINOIS 15.5%
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.000% due 01/01/2028	540	576
5.500% due 01/01/2033	2,325	2,482
Chicago Park District, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2026	1,865	2,050
5.000% due 01/01/2028	2,735	2,980
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,120
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	270
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	707
Cook County, Illinois High School District No 209 Proviso Township General Obligation Notes, (BAM Insured), Series 2017 5.000% due 12/01/2027	1,125	1,380
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	847
4.000% due 12/01/2030	1,020	1,178
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016
4.000% due 12/01/2023	535	592
4.000% due 12/01/2025	1,000	1,149
Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	915
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	544
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	807
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,652
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,301
		20,550
IOWA 2.1%
Waukee Community School District, Iowa Revenue Notes, Series 2017
4.000% due 06/01/2024	1,220	1,368

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

4.000% due 06/01/2025	1,270	1,452
		2,820
KENTUCKY 9.0%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	327
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
2.000% due 02/01/2022	400	409
3.000% due 02/01/2025	425	464
3.000% due 02/01/2026	630	691
Grant County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2024	420	453
Jefferson County, Kentucky School District Finance Corp. Revenue Bonds, Series 2017 5.000% due 08/01/2028	1,000	1,234
Jefferson County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 5.000% due 08/01/2027	1,945	2,411
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	305
Madison County, Kentucky School District Finance Corp. Revenue Notes, Series 2016
5.000% due 05/01/2022	775	836
5.000% due 05/01/2023	630	708
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,160
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,448
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,553
		11,999
LOUISIANA 12.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, (BAM Insured), Series 2017
5.000% due 10/01/2024	2,075	2,458
5.000% due 10/01/2027	4,800	5,996
Louisiana Public Facilities Authority Revenue Notes, Series 2014 5.000% due 06/01/2022	1,265	1,374
Louisiana State General Obligation Bonds, Series 2016 5.000% due 08/01/2029	3,920	4,806
St Martin Parish School Board, Louisiana General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2028	1,080	1,366
		16,000
MICHIGAN 5.7%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	215
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,273
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	406
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	243
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015
5.000% due 05/01/2028	1,215	1,462
5.000% due 05/01/2029	1,225	1,472
L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	838
Lansing School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2012 5.000% due 05/01/2021	210	218
Oakland University, Michigan Revenue Bonds, Series 2016 5.000% due 03/01/2029	785	927
Paw Paw Public Schools, Michigan General Obligation Bonds, (NPFGC/Q-SBLF Insured), Series 1998 5.000% due 05/01/2021	305	317
Rockford Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2022	200	217
		7,588
MISSOURI 1.3%
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	347
Springfield, Missouri Revenue Notes, Series 2016 3.000% due 05/01/2023	1,250	1,332
		1,679
NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2030	400	433
OHIO 3.3%
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	1,100	1,156

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,394
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	223
4.000% due 12/01/2024	200	229
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	251
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,165
		4,418
PENNSYLVANIA 12.2%
Cameron County, Pennsylvania School District General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2022	1,025	1,040
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2025	1,500	1,820
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,386
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015
5.000% due 03/15/2027	1,825	2,175
5.000% due 08/15/2031	2,000	2,382
Commonwealth of Pennsylvania General Obligation Bonds, Series 2017 4.000% due 01/01/2029	1,220	1,438
Deer Lakes School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2013 2.625% due 04/01/2025	365	365
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011 5.000% due 07/01/2032	525	545
Northern York County, Pennsylvania School District General Obligation Bonds, Series 2017 5.000% due 11/15/2029	1,320	1,418
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2032	2,585	3,019
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	238
Wyalusing Area School District, Pennsylvania General Obligation Notes, (BAM Insured), Series 2016 2.000% due 04/01/2021	430	435
		16,261
RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	1,082
SOUTH CAROLINA 0.9%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,230
SOUTH DAKOTA 0.9%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,214
TEXAS 13.5%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	901
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	563
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,352
Harris County, Texas Municipal Utility District No 290 General Obligation Notes, (BAM Insured), Series 2016 2.000% due 09/01/2021	750	762
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
2.000% due 09/01/2021	235	239
3.000% due 09/01/2024	235	250
3.000% due 09/01/2025	235	250
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	946
3.000% due 09/01/2027	860	932
Houston, Texas General Obligation Bonds, Series 2012 5.000% due 03/01/2024	300	323
Houston, Texas General Obligation Bonds, Series 2019 5.000% due 03/01/2033	2,715	3,462
League City, Texas General Obligation Bonds, Series 2012 5.000% due 02/15/2030	295	303
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2027	900	972
Reagan County, Texas Independent School District General Obligation Bonds, (PSF Insured), Series 2012 3.000% due 02/15/2023	330	331
Schertz-Cibolo-Universal City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 5.000% due 02/01/2033	2,370	2,628
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2013 5.000% due 08/15/2033	2,750	3,047

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	631
		17,892
VERMONT 0.1%
Vermont Housing Finance Agency Revenue Notes, Series 2016 1.950% due 05/01/2023	155	160
WASHINGTON 0.4%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	486
WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	608
WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,878
Total Municipal Bonds & Notes (Cost $121,136)		127,429
	SHARES
SHORT-TERM INSTRUMENTS 4.8%
MUTUAL FUNDS 4.8%
Fidelity Investments Money Market Government Portfolio, Class I 0.240% (c)	6,392,190	6,392
Total Short-Term Instruments (Cost $6,392)		6,392
Total Investments in Securities (Cost $127,528)		133,821
Total Investments 100.6% (Cost $127,528)		$133,821
Other Assets and Liabilities, net (0.6)%		(733)
Net Assets 100.0%		$133,088

Schedule of Investments PIMCO Gurtin National Municipal Intermediate Value Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				When-issued security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,723	$0	$1,723
California	0	3,624	0	3,624
Connecticut	0	14,346	0	14,346
Florida	0	1,438	0	1,438
Illinois	0	20,550	0	20,550
Iowa	0	2,820	0	2,820
Kentucky	0	11,999	0	11,999
Louisiana	0	16,000	0	16,000
Michigan	0	7,588	0	7,588
Missouri	0	1,679	0	1,679
New York	0	433	0	433
Ohio	0	4,418	0	4,418
Pennsylvania	0	16,261	0	16,261
Rhode Island	0	1,082	0	1,082
South Carolina	0	1,230	0	1,230
South Dakota	0	1,214	0	1,214
Texas	0	17,892	0	17,892
Vermont	0	160	0	160
Washington	0	486	0	486
West Virginia	0	608	0	608
Wisconsin	0	1,878	0	1,878
Short-Term Instruments
Mutual Funds	6,392	0	0	6,392
Total Investments	$6,392	$127,429	$0	$133,821

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1% ¤
MUNICIPAL BONDS & NOTES 88.5%
ALABAMA 0.4%
Water Works Board of the City of Birmingham, Alabama Revenue Bonds, Series 2013 5.000% due 01/01/2043	$1,000	$1,117
CALIFORNIA 5.3%
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/CM Insured), Series 2005 5.000% due 04/01/2025	40	40
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,875	3,128
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,484
Dublin Unified School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2039 (a)	7,475	2,264
Fairfield, California Certificates of Participation Bonds, (SGI Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	855
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2013 5.000% due 06/01/2029	1,450	1,618
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007 0.814% (US0003M + 0.580%) due 09/01/2027 ~	1,000	980
Natomas Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
0.000% due 08/01/2026 (a)	1,000	720
0.000% due 08/01/2027 (a)	1,000	680
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.765% (US0003M + 0.530%) due 12/01/2035 ~	3,050	2,649
		15,548
COLORADO 4.2%
Aurora, Colorado Revenue Bonds, Series 2010 5.000% due 12/01/2040	2,000	2,000
Colorado Department of Transportation State Certificates of Participation Bonds, Series 2016 5.000% due 06/15/2041	1,350	1,355
Regional Transportation District, Colorado Revenue Bonds, Series 2010 5.000% due 11/01/2038	2,500	2,540
University of Colorado Hospital Authority Revenue Bonds, Series 2012 5.000% due 11/15/2042	5,850	6,242
		12,137
CONNECTICUT 8.8%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	5,379
5.000% due 09/01/2034	2,425	2,766
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,175
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,215
5.000% due 10/01/2037	5,710	7,010
5.000% due 01/01/2038	2,340	2,826
5.000% due 10/01/2038	4,370	5,351
		25,722
DISTRICT OF COLUMBIA 1.4%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	4,124
FLORIDA 4.0%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	6,205
Miami-Dade County, Florida General Obligation Bonds, Series 2010 5.000% due 07/01/2041	4,000	4,006

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2012 5.000% due 07/01/2042	1,400	1,504
		11,715
HAWAII 1.6%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,583
ILLINOIS 16.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2011 5.750% due 01/01/2039	1,425	1,454
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,807
5.000% due 01/01/2046	1,340	1,477
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,158
5.000% due 01/01/2036	2,925	3,360
5.000% due 01/01/2041	5,665	6,444
Chicago Park District, Illinois General Obligation Bonds, Series 2010
5.000% due 01/01/2027	2,000	2,022
5.000% due 01/01/2033	980	980
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2029	920	958
Chicago Park District, Illinois General Obligation Bonds, Series 2013
5.500% due 01/01/2033	525	560
5.750% due 01/01/2038	3,000	3,226
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	1,975	2,109
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	4,119
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,711
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,546
University of Illinois Revenue Bonds, Series 2011 5.125% due 04/01/2036	1,030	1,055
University of Illinois Revenue Bonds, Series 2013 5.000% due 04/01/2026	3,310	3,651
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	993
5.000% due 04/01/2044	3,900	4,278
Will County, Illinois General Obligation Bonds, Series 2016 5.000% due 11/15/2033	1,000	1,195
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	951
		49,054
INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2008 5.000% due 11/01/2021	2,150	2,157
KANSAS 0.3%
Topeka Public Building Commission, Kansas Revenue Bonds, (NPFGC Insured), Series 2007 5.000% due 06/01/2022	1,000	1,004
LOUISIANA 2.2%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2013 5.000% due 05/01/2043	3,700	4,096
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,127
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,116
		6,339
MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunites Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	630
MASSACHUSETTS 1.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	3,301
Massachusetts Housing Finance Agency Revenue Bonds, Series 2010 5.000% due 12/01/2030	310	310
		3,611
MICHIGAN 0.7%
Michigan State Building Authority Revenue Bonds, Series 2011
5.200% due 10/15/2031	550	582

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

5.375% due 10/15/2041	1,300	1,384
		1,966
NEVADA 2.4%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2012 5.000% due 06/01/2042	6,650	7,111
NEW YORK 12.5%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2038	2,055	2,184
5.000% due 11/15/2043	5,810	6,099
New York City Water & Sewer System, New York Revenue Bonds, Series 2011 5.375% due 06/15/2043	5,000	5,110
New York City, General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	3,322
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2011 5.250% due 07/15/2037	2,650	2,754
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	6,775	6,775
5.000% due 07/01/2040	2,200	2,200
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 10/01/2041	1,000	1,032
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 02/15/2040	2,000	2,117
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,718
		36,311
NORTH CAROLINA 1.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,784
OHIO 5.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012 5.000% due 02/15/2037	2,950	3,133
Brecksville-Broadview Heights City School District, Ohio General Obligation Bonds, Series 2018 5.000% due 12/01/2045	1,000	1,160
Brunswick City School District, Ohio General Obligation Bonds, Series 2018 5.250% due 12/01/2048	3,000	3,431
Franklin County, Ohio Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,053
Kent State University, Ohio Revenue Bonds, Series 2012 5.000% due 05/01/2042	3,725	4,047
Ohio University Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,290	3,659
		16,483
PENNSYLVANIA 9.1%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,813
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,857
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	645	703
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,126
5.000% due 12/01/2044	6,465	7,230
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,147
5.000% due 12/01/2045	3,750	4,266
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,975
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2042	2,050	2,403
		26,520
SOUTH CAROLINA 1.8%
Florence County, South Carolina Revenue Bonds, Series 2010 5.000% due 11/01/2037	5,075	5,129
TEXAS 3.5%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2010 5.125% due 11/15/2040	2,600	2,638
Boerne School District, Texas General Obligation Bonds, (PSF Insured), Series 2013 5.000% due 02/01/2043	2,500	2,661
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,169
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012 5.000% due 11/01/2037	2,200	2,291

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2012 5.000% due 05/15/2037	1,400	1,501
		10,260
UTAH 0.5%
Utah County, Utah Revenue Bonds, Series 2012 5.000% due 05/15/2043	1,375	1,416
VIRGINIA 1.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,789
WASHINGTON 2.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,715	1,919
Port of Seattle, Washington Revenue Bonds, Series 2010 5.000% due 06/01/2040	1,000	1,001
Port of Seattle, Washington Revenue Bonds, Series 2017 5.000% due 05/01/2042	4,000	4,628
		7,548
Total Municipal Bonds & Notes (Cost $246,150)		258,058
	SHARES
SHORT-TERM INSTRUMENTS 10.6%
MUTUAL FUNDS 10.6%
Fidelity Investments Money Market Government Portfolio, Class I 0.240% (b)	30,918,213	30,918
Total Short-Term Instruments (Cost $30,918)		30,918
Total Investments in Securities (Cost $277,068)		288,976
Total Investments 99.1% (Cost $277,068)		$288,976
Other Assets and Liabilities, net 0.9%		2,669
Net Assets 100.0%		$291,645

Schedule of Investments PIMCO Gurtin National Municipal Opportunistic Value Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,117	$0	$1,117
California	0	15,548	0	15,548
Colorado	0	12,137	0	12,137
Connecticut	0	25,722	0	25,722
District of Columbia	0	4,124	0	4,124
Florida	0	11,715	0	11,715
Hawaii	0	4,583	0	4,583
Illinois	0	49,054	0	49,054
Indiana	0	2,157	0	2,157
Kansas	0	1,004	0	1,004
Louisiana	0	6,339	0	6,339
Maryland	0	630	0	630
Massachusetts	0	3,611	0	3,611
Michigan	0	1,966	0	1,966
Nevada	0	7,111	0	7,111
New York	0	36,311	0	36,311
North Carolina	0	4,784	0	4,784
Ohio	0	16,483	0	16,483
Pennsylvania	0	26,520	0	26,520
South Carolina	0	5,129	0	5,129
Texas	0	10,260	0	10,260
Utah	0	1,416	0	1,416
Virginia	0	2,789	0	2,789
Washington	0	7,548	0	7,548
Short-Term Instruments
Mutual Funds	30,918	0	0	30,918
Total Investments	$30,918	$258,058	$0	$288,976

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.8%
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		$1,644	$1,587
Ancestry.com Operations, Inc. 5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		572	544
B.C. Unlimited Liability Co. 1.928% (LIBOR03M + 1.750%) due 11/19/2026 ~		890	846
Blackstone CQP Holdco LP 3.806% (LIBOR03M + 3.500%) due 09/30/2024 ~		16,870	16,226
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		300	295
Dun & Bradstreet Corp. 4.184% (LIBOR03M + 4.000%) due 02/06/2026 ~		200	195
Entercom Media Corp. 2.684% (LIBOR03M + 2.500%) due 11/18/2024 ~		111	104
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,231	828
Neiman Marcus Group Ltd. LLC
TBD% due 05/08/2025 «		86	87
TBD% - 2.000% due 10/25/2023 ^(b)		1,966	484
14.000% (LIBOR03M + 12.750%) due 10/07/2020 «~µ		520	533
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~		580	543
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		2,290	2,145
Sequa Mezzanine Holdings LLC 6.000% (LIBOR03M + 5.000%) due 11/28/2021 ~		171	158
Sigma Bidco BV 4.451% (LIBOR03M + 3.000%) due 07/02/2025 ~		490	471
Verscend Holding Corp. 4.678% (LIBOR03M + 4.500%) due 08/27/2025 ~		663	647
Total Loan Participations and Assignments (Cost $28,321)			25,693
CORPORATE BONDS & NOTES 76.7%
BANKING & FINANCE 21.1%
Ally Financial, Inc. 8.000% due 11/01/2031		9,015	11,640
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	1,000	1,288
Arrow Global Finance PLC 5.125% due 09/15/2024		400	458
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		$2,100	1,978
Banco Santander S.A. 3.490% due 05/28/2030		200	214
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	2,100	2,615
8.000% due 06/15/2024 •(f)(g)		$600	622
Brookfield Finance, Inc. 4.350% due 04/15/2030		300	339
Cabot Financial Luxembourg S.A. 7.500% due 10/01/2023	GBP	4,300	5,375
Cantor Fitzgerald LP 4.875% due 05/01/2024		$50	54
CIT Group, Inc. 5.000% due 08/15/2022		2,875	2,945
Credit Acceptance Corp. 5.125% due 12/31/2024		425	411
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		1,625	1,701
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		72	66
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		69	64
Federal Realty Investment Trust 3.500% due 06/01/2030		75	79
Fly Leasing Ltd. 6.375% due 10/15/2021		250	228
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,150	1,039

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Freedom Mortgage Corp.
8.125% due 11/15/2024		430	419
8.250% due 04/15/2025		1,000	993
Icahn Enterprises LP
5.250% due 05/15/2027		1,525	1,476
6.250% due 02/01/2022		250	251
6.375% due 12/15/2025		2,300	2,283
Jefferies Finance LLC 6.250% due 06/03/2026		1,000	942
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		800	798
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/2022		1,650	1,573
Navient Corp.
5.625% due 08/01/2033		3,000	2,319
5.875% due 03/25/2021		3,000	2,956
6.625% due 07/26/2021		6,000	5,897
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		9,781	9,995
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		4,650	4,245
5.500% due 02/15/2024		1,100	1,007
Park Intermediate Holdings LLC 7.500% due 06/01/2025		3,225	3,312
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		5,000	5,558
Prudential PLC 3.125% due 04/14/2030		100	108
Radian Group, Inc. 6.625% due 03/15/2025		4,050	4,159
Royal Bank of Scotland Group PLC 4.269% due 03/22/2025 •		2,000	2,176
SLM Corp. 5.125% due 04/05/2022		1,800	1,788
Springleaf Finance Corp.
6.125% due 05/15/2022		1,125	1,149
8.875% due 06/01/2025		2,750	2,945
Stearns Holdings LLC
5.000% due 11/05/2024		260	158
9.375% due 08/15/2020 «		9,895	0
Sumitomo Mitsui Financial Group, Inc. 1.995% (US0003M + 0.860%) due 07/19/2023 ~		800	798
UBS AG 5.125% due 05/15/2024 (g)		4,000	4,354
Uniti Group, Inc. 6.000% due 04/15/2023		900	880
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		814	597
			94,252
INDUSTRIALS 50.7%
Adient U.S. LLC 9.000% due 04/15/2025		100	108
ADT Security Corp.
3.500% due 07/15/2022		800	798
4.875% due 07/15/2032		530	484
Afren PLC 6.625% due 12/09/2020 ^(b)		1,952	10
Altice France S.A. 7.375% due 05/01/2026		3,700	3,866
AMC Networks, Inc. 4.750% due 08/01/2025		1,300	1,279
Avon Products, Inc. 7.000% due 03/15/2023		2,000	1,994
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		800	786
BAE Systems PLC 3.400% due 04/15/2030		200	219
Ball Corp. 4.875% due 03/15/2026		1,100	1,197
Bausch Health Americas, Inc. 9.250% due 04/01/2026		2,075	2,254
Bausch Health Cos., Inc.
4.500% due 05/15/2023	EUR	4,300	4,796
6.125% due 04/15/2025		$900	914
6.250% due 02/15/2029		3,800	3,826
7.000% due 01/15/2028		950	980
7.250% due 05/30/2029		1,250	1,314
BCD Acquisition, Inc. 9.625% due 09/15/2023		800	767
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		750	738
Boeing Co.
5.040% due 05/01/2027		150	166
5.150% due 05/01/2030		1,625	1,816

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

5.705% due 05/01/2040	1,625	1,843
5.805% due 05/01/2050	250	296
5.930% due 05/01/2060	1,625	1,928
Boise Cascade Co. 5.625% due 09/01/2024	100	101
Bombardier, Inc. 7.875% due 04/15/2027	900	591
Boyd Gaming Corp. 6.000% due 08/15/2026	550	513
Brink's Co. 5.500% due 07/15/2025	1,150	1,174
BWX Technologies, Inc. 4.125% due 06/30/2028	800	801
California Resources Corp.
5.500% due 09/15/2021	584	8
6.000% due 11/15/2024	4,329	59
8.000% due 12/15/2022	4,468	204
CCO Holdings LLC
4.500% due 08/15/2030	700	717
5.750% due 02/15/2026	2,000	2,073
5.875% due 04/01/2024	500	516
Charter Communications Operating LLC
4.800% due 03/01/2050	200	228
5.375% due 04/01/2038	200	244
5.750% due 04/01/2048	150	187
Chobani LLC 7.500% due 04/15/2025	2,500	2,420
CommScope Technologies LLC 5.000% due 03/15/2027	4,000	3,615
Community Health Systems, Inc.
6.250% due 03/31/2023	6,250	5,899
6.625% due 02/15/2025	300	283
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(a)(b)	6,160	1,664
Continental Resources, Inc. 5.000% due 09/15/2022	165	163
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	900	910
DAE Funding LLC
4.500% due 08/01/2022	400	382
5.000% due 08/01/2024	1,750	1,646
5.750% due 11/15/2023	100	96
DaVita, Inc. 4.625% due 06/01/2030	1,775	1,766
Dell International LLC 8.350% due 07/15/2046	1,327	1,726
Dell, Inc.
5.400% due 09/10/2040	6,000	6,080
6.500% due 04/15/2038	16,425	17,782
Delta Air Lines, Inc. 7.000% due 05/01/2025	2,100	2,170
Dun & Bradstreet Corp. 10.250% due 02/15/2027	4,500	5,005
Edgewell Personal Care Co. 5.500% due 06/01/2028	400	412
Eldorado Resorts, Inc. 7.000% due 08/01/2023	700	722
Endo Dac
5.875% due 10/15/2024	4,400	4,274
6.000% due 06/30/2028	8,847	5,751
9.500% due 07/31/2027	6,005	6,382
Envision Healthcare Corp. 8.750% due 10/15/2026	3,950	1,890
Fair Isaac Corp. 5.250% due 05/15/2026	125	137
Ford Motor Co. 4.750% due 01/15/2043	3,000	2,377
Gap, Inc.
8.625% due 05/15/2025	1,325	1,409
8.875% due 05/15/2027	775	835
GFL Environmental, Inc. 4.250% due 06/01/2025	3,000	3,032
goeasy Ltd. 5.375% due 12/01/2024	1,500	1,458
Greif, Inc. 6.500% due 03/01/2027	650	663
HCA, Inc. 5.375% due 02/01/2025	3,050	3,276
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/2025	300	300
5.750% due 05/01/2028	300	304
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	550	538
iHeartCommunications, Inc.
6.375% due 05/01/2026	393	390
8.375% due 05/01/2027	712	653

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	400	449
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(b)		$2,700	1,632
Jagged Peak Energy LLC 5.875% due 05/01/2026		700	681
Jaguar Land Rover Automotive PLC 6.875% due 11/15/2026	EUR	1,000	964
JELD-WEN, Inc. 6.250% due 05/15/2025		$700	730
KB Home 7.625% due 05/15/2023		400	437
KFC Holding Co. 5.000% due 06/01/2024		900	919
Kinder Morgan, Inc. 8.050% due 10/15/2030		200	264
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023		8,906	8,560
Lamar Media Corp. 4.875% due 01/15/2029		500	505
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028		250	265
Level 3 Financing, Inc. 4.250% due 07/01/2028		2,425	2,434
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	91
6.500% due 05/15/2027		575	593
Marriott International, Inc. 4.625% due 06/15/2030		400	417
Marriott Ownership Resorts, Inc.
6.125% due 09/15/2025		150	154
6.500% due 09/15/2026		325	328
Minerva Luxembourg S.A. 6.500% due 09/20/2026		2,000	2,021
NCR Corp. 8.125% due 04/15/2025		3,725	3,965
Netflix, Inc. 5.375% due 11/15/2029		325	357
Newcrest Finance Pty. Ltd. 3.250% due 05/13/2030		75	80
Newell Brands, Inc. 4.875% due 06/01/2025		150	157
Nordstrom, Inc. 8.750% due 05/15/2025		1,700	1,831
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (a)	EUR	6,819	7,164
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		$300	306
7.375% due 06/01/2025		100	102
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		2,607	2,684
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		1,250	36
5.500% due 04/12/2037 ^(b)		1,250	36
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026		1,000	1,014
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		250	255
Post Holdings, Inc. 5.000% due 08/15/2026		1,400	1,408
Precision Drilling Corp. 7.750% due 12/15/2023		850	585
Rackspace Hosting, Inc. 8.625% due 11/15/2024		1,200	1,223
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		2,000	2,239
Sabre GLBL, Inc. 9.250% due 04/15/2025		4,050	4,285
Scientific Games International, Inc. 5.000% due 10/15/2025		1,500	1,390
Sealed Air Corp. 6.875% due 07/15/2033		400	474
Sensata Technologies BV 5.625% due 11/01/2024		600	638
Sirius XM Radio, Inc. 4.125% due 07/01/2030		800	792
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		2,000	1,981
Standard Industries, Inc.
4.375% due 07/15/2030		1,700	1,687
5.375% due 11/15/2024		1,900	1,958
Suburban Propane Partners LP 5.750% due 03/01/2025		460	462
T-Mobile USA, Inc.
3.875% due 04/15/2030		2,000	2,233
4.500% due 04/15/2050		200	236

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.750% due 02/01/2028		3,200	3,384
6.000% due 04/15/2024		2,625	2,690
6.500% due 01/15/2026		3,800	3,976
Team Health Holdings, Inc. 6.375% due 02/01/2025		900	525
TEGNA, Inc. 4.625% due 03/15/2028		700	648
Tempo Acquisition LLC 5.750% due 06/01/2025		1,700	1,750
Tenet Healthcare Corp.
4.625% due 06/15/2028		250	246
7.500% due 04/01/2025		300	320
Tesco PLC 6.150% due 11/15/2037		510	648
Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	300	314
Toll Brothers Finance Corp. 4.875% due 03/15/2027		$1,300	1,401
United Rentals North America, Inc.
4.625% due 10/15/2025		800	806
5.500% due 05/15/2027		350	362
Univision Communications, Inc.
6.625% due 06/01/2027		800	767
9.500% due 05/01/2025		200	213
VeriSign, Inc. 4.750% due 07/15/2027		3,500	3,685
ViaSat, Inc. 5.625% due 04/15/2027		275	282
Videotron Ltd. 5.125% due 04/15/2027		1,350	1,405
Virgin Media Finance PLC 5.000% due 07/15/2030		500	491
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	GBP	1,200	1,551
VOC Escrow Ltd. 5.000% due 02/15/2028		$300	223
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		200	222
Williams Scotsman International, Inc. 6.875% due 08/15/2023		1,850	1,906
WMG Acquisition Corp. 5.500% due 04/15/2026		1,550	1,609
Wyndham Destinations, Inc. 5.750% due 04/01/2027		2,000	1,932
Wynn Las Vegas LLC 5.250% due 05/15/2027		300	260
Yum! Brands, Inc.
6.875% due 11/15/2037		100	108
7.750% due 04/01/2025		5,650	6,106
Ziggo BV 5.500% due 01/15/2027		1,239	1,261
			226,318
UTILITIES 4.9%
Blue Racer Midstream LLC 6.125% due 11/15/2022		900	897
DPL, Inc. 4.125% due 07/01/2025		2,450	2,457
Genesis Energy LP
5.625% due 06/15/2024		200	175
6.000% due 05/15/2023		2,000	1,807
Narragansett Electric Co. 3.395% due 04/09/2030		100	113
NSG Holdings LLC 7.750% due 12/15/2025		1,408	1,427
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		943	283
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		136	112
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)		751	71
PBF Holding Co. LLC 9.250% due 05/15/2025		6,500	6,951
Sprint Capital Corp. 8.750% due 03/15/2032		2,300	3,290
Targa Resources Partners LP
6.500% due 07/15/2027		100	100
6.875% due 01/15/2029		425	447
Terraform Global Operating LLC 6.125% due 03/01/2026		1,500	1,483

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

TerraForm Power Operating LLC 5.000% due 01/31/2028	2,000	2,095
		21,708
Total Corporate Bonds & Notes (Cost $343,644)		342,278
MUNICIPAL BONDS & NOTES 0.8%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025	450	473
NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005 6.000% due 06/01/2028	100	100
WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	2,950	2,973
Total Municipal Bonds & Notes (Cost $2,892)		3,546
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Adjustable Rate Mortgage Trust 3.180% due 10/25/2035 ~	74	55
American Home Mortgage Assets Trust
2.424% due 11/25/2046 •	597	259
6.250% due 06/25/2037 ^þ	136	124
Banc of America Funding Trust 3.687% due 03/20/2036 ^~	83	77
Bear Stearns ALT-A Trust 3.799% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust 4.190% due 11/25/2035 •	117	112
Countrywide Alternative Loan Trust
0.365% due 05/25/2047 •	20	18
0.400% due 03/20/2046 •	34	28
0.445% due 07/25/2046 ^•	290	177
2.504% due 12/25/2035 •	40	35
3.354% due 10/25/2035 ^~	27	25
Countrywide Home Loan Mortgage Pass-Through Trust
0.825% due 03/25/2035 •	103	96
6.000% due 05/25/2036 ^	65	47
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033	3	3
Downey Savings & Loan Association Mortgage Loan Trust 0.694% due 02/19/2045 •	13	13
First Horizon Alternative Mortgage Securities Trust
3.550% due 09/25/2035 ^~	173	162
6.000% due 05/25/2036 ^	65	46
GMAC Mortgage Corp. Loan Trust 3.741% due 04/19/2036 ^~	151	128
GSR Mortgage Loan Trust
3.842% due 11/25/2035 ~	22	22
3.916% due 05/25/2035 ~	174	156
4.153% due 04/25/2035 ~	1	1
HarborView Mortgage Loan Trust
0.384% due 01/19/2038 •	20	18
0.674% due 03/19/2036 ^•	285	254
IndyMac Mortgage Loan Trust 3.555% due 09/25/2035 ^~	46	37
JPMorgan Mortgage Trust
3.343% due 07/27/2037 ~	243	247
3.721% due 07/25/2035 ~	45	44
6.000% due 08/25/2037 ^	80	60
Residential Accredit Loans, Inc. Trust
0.515% due 03/25/2037 •	307	31
5.760% due 02/25/2036 ^~	195	155
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^	67	54
Structured Asset Mortgage Investments Trust 0.405% due 05/25/2036 •	22	21
WaMu Mortgage Pass-Through Certificates Trust
2.274% due 05/25/2047 •	251	220
3.219% due 10/25/2036 ^~	120	111
3.715% due 07/25/2037 ^~	110	96
Total Non-Agency Mortgage-Backed Securities (Cost $2,702)		2,935
ASSET-BACKED SECURITIES 0.2%
Carrington Mortgage Loan Trust 0.335% due 08/25/2036 •	73	68

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust 3.403% due 01/25/2037 ^þ		874	369
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		334	134
Groupe Novasep 11.000% due 03/21/2022 «(h)		444	321
Mid-State Trust 7.791% due 03/15/2038		10	11
Morgan Stanley ABS Capital, Inc. Trust 0.325% due 05/25/2037 •		83	71
Option One Mortgage Loan Trust Asset-Backed Certificates 1.160% due 08/25/2033 •		52	52
Residential Asset Securities Corp. Trust 0.335% due 08/25/2036 •		16	15
Total Asset-Backed Securities (Cost $1,171)			1,041
SOVEREIGN ISSUES 0.6%
Argentina Government International Bond 3.380% due 12/31/2038 ^(b)	EUR	6,000	2,565
Total Sovereign Issues (Cost $4,098)			2,565
		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		163,228	170
iHeartMedia, Inc. «(c)		124	1
iHeartMedia, Inc. 'A' (c)		9,223	77
			248
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (c)		281,714	3,417
			3,417
ENERGY 0.0%
Dommo Energia S.A. SP - ADR (c)		251	1
FINANCIALS 0.1%
CIT Group, Inc.		26,331	546
Hipotecaria Su Casita S.A. «(c)		78,886	0
Mr Cooper Group, Inc. (c)		4,374	54
			600
HEALTH CARE 0.0%
NVHL S.A. 'A' «(c)(h)		197,572	0
NVHL S.A. 'B' «(c)(h)		197,572	0
NVHL S.A. 'C' «(c)(h)		197,572	0
NVHL S.A. 'D' «(c)(h)		197,572	0
NVHL S.A. 'E' «(c)(h)		197,572	0
NVHL S.A. 'F' «(c)(h)		197,572	0
NVHL S.A. 'G' «(c)(h)		197,572	0
NVHL S.A. 'H' «(c)(h)		197,572	0
NVHL S.A. 'I' «(c)(h)		197,572	0
NVHL S.A. 'J' «(c)(h)		197,572	0
			0
Total Common Stocks (Cost $11,155)			4,266
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039		60,068	501
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		728,231	0
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «		2,167,200	0
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024		60,750	36

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Total Warrants (Cost $1,273)		537
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.1%
CIT Group, Inc. 5.800% due 06/15/2022 •(f)	550,000	424
INDUSTRIALS 0.3%
Xfit Brands, Inc. «	1,000	1,413
Total Preferred Securities (Cost $4,206)		1,837
REAL ESTATE INVESTMENT TRUSTS 1.6%
REAL ESTATE 1.6%
VICI Properties, Inc.	354,535	7,158
Total Real Estate Investment Trusts (Cost $4,263)		7,158
SHORT-TERM INSTRUMENTS 2.1%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 1.8%		7,821
U.S. TREASURY BILLS 0.3%
0.098% due 07/21/2020 - 09/24/2020 (d)(e)(l)	$1,437	1,437
Total Short-Term Instruments (Cost $9,258)		9,258
Total Investments in Securities (Cost $412,983)		401,114
	SHARES
INVESTMENTS IN AFFILIATES 8.1%
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.7%
Xfit Brands, Inc. ^(C)	2,040,639	9
Total Mutual Funds (Cost $418)		9
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III	3,675,564	36,238
Total Short-Term Instruments (Cost $36,232)		36,238
Total Investments in Affiliates (Cost $36,650)		36,247
Total Investments 98.0% (Cost $449,633)		$437,361
Financial Derivative Instruments (j)(k) (0.1)%(Cost or Premiums, net $8,547)		(577)
Other Assets and Liabilities, net 2.1%		9,546
Net Assets 100.0%		$446,330

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Payment in-kind security.
(b)							Security is not accruing income as of the date of this report.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Groupe Novasep 11.000% due 03/21/2022					11/01/2019		$431	$321	0.07%
NVHL S.A. 'A'					03/09/2012 - 05/01/2013		614	0	0.00
NVHL S.A. 'B'					03/09/2012 - 05/01/2013		614	0	0.00
NVHL S.A. 'C'					03/09/2012 - 05/01/2013		614	0	0.00
NVHL S.A. 'D'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'E'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'F'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'G'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'H'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'I'					03/09/2012 - 05/01/2013		613	0	0.00
NVHL S.A. 'J'					03/09/2012 - 05/01/2013		613	0	0.00
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014		5,000	5,558	1.25
							$11,564	$5,879	1.32%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	(0.200)%	04/01/2020	03/31/2022	$3,356	Macy's Retail Holdings, Inc. 3.630% due 06/01/2024		$(3,637)	$3,356	$3,355
BRC	(4.500)	03/27/2020	03/27/2022	323	American Airlines Pass-Through Trust 4.950% due 08/15/2026		(284)	323	319
FICC	0.000	06/30/2020	07/01/2020	1,234	U.S. Treasury Notes 1.875% due 04/30/2022		(1,259)	1,234	1,234
SBI	(4.500)	03/27/2020	03/27/2022	2,908	American Airlines Pass-Through Trust 4.950% due 08/15/2026		(2,558)	2,908	2,873
Total Repurchase Agreements							$(7,738)	$7,821	$7,781
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Corporate Bonds & Notes (1.4)%
Industrials (1.4)%
American Airlines Pass-Through Trust					4.950%	08/15/2026	$3,709	$(3,885)	$(2,880)
Macy's Retail Holdings, Inc.					3.625	06/01/2024	5,000	(4,835)	(3,663)
Total Short Sales (1.4)%								$(8,720)	$(6,543)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $84 of accrued interest.
Cash of $573 has been pledged as collateral under the terms of master agreements as of June 30, 2020.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	104	$14,474	$30	$0	$(16)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	72	$(14,279)	$(122)	$14	$0
Euro-Buxl 30-Year Bond September Futures	09/2020	9	(2,224)	(41)	11	0
U.S. Treasury 5-Year Note September Futures	09/2020	662	(83,241)	(189)	21	0
U.S. Treasury 30-Year Bond September Futures	09/2020	29	(5,178)	(14)	13	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	24	(5,236)	44	25	0
$(322)	$84	$0
Total Futures Contracts	$(292)	$84	$(16)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	6.309%	$10,000	$190	$1,380	$1,570	$0	$(1)
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.776	EUR	8,800	(118)	6	(112)	1	0
ArcelorMittal	(5.000)	Quarterly	06/20/2025	2.712	2,000	(266)	26	(240)	3	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2025	2.868	$5,000	(33)	459	426	0	(11)
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	2.326	4,000	281	(106)	175	0	(5)
Johnson & Johnson	(1.000)	Quarterly	06/20/2024	0.175	20,000	(675)	12	(663)	0	(15)
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	11.311	4,000	111	852	963	0	(5)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.192	10,000	556	(431)	125	0	(6)
$46	$2,198	$2,244	$4	$(43)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Co.	5.000%	Quarterly	06/20/2023	4.641%	$100	$15	$(14)	$1	$0	$0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.621	4,750	187	(134)	53	0	0
$202	$(148)	$54	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$2,300	$87	$(98)	$(11)	$17	$0

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	16,625	67	(167)	(100)	131	0
$154	$(265)	$(111)	$148	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$7,698	$(4)	$7,694	$34	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	1,483	810	2,293	0	(12)
$9,181	$806	$9,987	$34	$(12)
Total Swap Agreements	$9,583	$2,591	$12,174	$186	$(55)
Cash of $8,104 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
GLM	07/2020	GBP	8,649	$10,668	$0	$(49)
HUS	08/2020	8,649	10,607	0	(113)
JPM	07/2020	$370	EUR	333	4	0
SCX	07/2020	EUR	16,708	$18,596	0	(175)
08/2020	16,542	18,592	0	(6)
UAG	07/2020	167	189	1	0
Total Forward Foreign Currency Contracts	$5	$(343)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Deutsche Bank AG	1.000%	Quarterly	12/20/2023	3.009%	EUR	2,000	$(192)	$41	$0	$(151)
HUS	Danske Bank A/S	1.000	Quarterly	12/20/2023	1.407	2,000	(144)	113	0	(31)
UniCredit SpA	1.000	Quarterly	06/20/2023	2.579	5,000	(700)	444	0	(256)
Total Swap Agreements	$(1,036)	$598	$0	$(438)
(l)

Securities with an aggregate market value of $875 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$25,073	$620	$25,693
Corporate Bonds & Notes
Banking & Finance	0	88,694	5,558	94,252
Industrials	0	226,318	0	226,318
Utilities	0	21,708	0	21,708
Municipal Bonds & Notes
Florida	0	473	0	473
New York	0	100	0	100
West Virginia	0	2,973	0	2,973
Non-Agency Mortgage-Backed Securities	0	2,935	0	2,935
Asset-Backed Securities	0	720	321	1,041
Sovereign Issues	0	2,565	0	2,565
Common Stocks
Communication Services	247	0	1	248
Consumer Discretionary	3,417	0	0	3,417
Energy	0	1	0	1
Financials	600	0	0	600
Warrants
Communication Services	0	501	0	501
Utilities	36	0	0	36
Preferred Securities
Banking & Finance	0	424	0	424
Industrials	0	0	1,413	1,413
Real Estate Investment Trusts
Real Estate	7,158	0	0	7,158
Short-Term Instruments
Repurchase Agreements	0	7,821	0	7,821
U.S. Treasury Bills	0	1,437	0	1,437
$11,458	$381,743	$7,913	$401,114
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	0	9	0	9
Short-Term Instruments
Central Funds Used for Cash Management Purposes	36,238	0	0	36,238
$36,238	$9	$0	$36,247
Total Investments	$47,696	$381,752	$7,913	$437,361
Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(6,543)	$0	$(6,543)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	186	0	270
Over the counter	0	5	0	5
$84	$191	$0	$275
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(55)	0	(71)
Over the counter	0	(781)	0	(781)
$(16)	$(836)	$0	$(852)
Total Financial Derivative Instruments	$68	$(645)	$0	$(577)
Totals	$47,764	$374,564	$7,913	$430,241

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$1,434	$606	$(4)	$0	$0	$128	$0	$(1,544)	$620	$15

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	5,645	0	0	0	0	(87)	0	0	5,558	(87)
Industrials	19	34	0	0	0	(2)	0	(51)	0	0
Asset-Backed Securities	322	137	0	(13)	0	(125)	0	0	321	(125)
Common Stocks
Communication Services	1	0	0	0	0	0	0	0	1	0
Health Care	0	0	0	0	(1,104)	1,104	0	0	0	1,104
Preferred Securities
Industrials	1,413	0	0	0	0	0	0	0	1,413	0
	$8,834	$777	$(4)	(13)	$(1,104)	$1,018	$0	$(1,595)	$7,913	$907
Investments in Securities, at Value
Common Stocks
Consumer Discretionary	10	0	0	0	0	(1)	0	(9)	0	0
Totals	$8,844	$777	$(4)	$(13)	$(1,104)	$1,017	$0	$(1,604)	$7,913	$907
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$620	Third Party Vendor			Broker Quote			102.000 - 102.500	102.430
Corporate Bonds & Notes
Banking & Finance		5,558	Reference Instrument			Option Adjusted Spread			660.300 bps	—
Asset-Backed Securities		321	Proxy Pricing			Base Price			72.500	—
Common Stocks
Communication Services		1	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		1,413	Other Valuation Techniques(2)			—			—	—
Total		$7,913
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO High Yield Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
Advanced Drainage Systems, Inc. 2.438% (LIBOR03M + 2.250%) due 07/31/2026 «~	$1,385	$1,347
American Builders & Contractors Supply Co., Inc. 2.178% (LIBOR03M + 2.000%) due 01/15/2027 ~	9,032	8,641
Ancestry.com Operations, Inc. 4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~	3,990	3,790
API Group, Inc. 2.678% (LIBOR03M + 2.500%) due 10/01/2026 ~	10,497	10,189
Brand Energy & Infrastructure Services, Inc. 5.250% - 5.637% (LIBOR03M + 4.250%) due 06/21/2024 ~	14,809	13,615
Caesars Resort Collection LLC 2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~	4,924	4,413
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~	199	193
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~	9,730	9,268
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	4,924	4,709
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~	5,452	5,411
Da Vinci Purchaser Corp. 5.238% (LIBOR03M + 4.000%) due 01/08/2027 ~	11,000	10,734
Diamond Sports Group LLC 3.430% (LIBOR03M + 3.250%) due 08/24/2026 ~	7,444	6,095
Dun & Bradstreet Corp. 4.184% (LIBOR03M + 4.000%) due 02/06/2026 ~	14,165	13,846
Emerald TopCo, Inc. 4.260% (LIBOR03M + 3.500%) due 07/24/2026 ~	6,104	5,909
Endo Luxembourg Finance Co. S.a.r.l. 5.000% (LIBOR03M + 4.250%) due 04/29/2024 ~	9,974	9,398
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~	19,749	13,274
Flex Acquisition Co., Inc. 4.433% (LIBOR03M + 3.000%) due 12/29/2023 ~	31,112	29,894
Genesee & Wyoming, Inc. 2.308% (LIBOR03M + 2.000%) due 12/30/2026 ~	3,890	3,761
Getty Images, Inc. 4.688% (LIBOR03M + 4.500%) due 02/19/2026 ~	13,691	12,270
Global Medical Response, Inc. 4.250% (LIBOR03M + 3.250%) due 04/28/2022 ~	12,392	11,959
Innophos, Inc. 3.928% (LIBOR03M + 3.750%) due 02/04/2027 «~	2,195	2,156
Intelsat Jackson Holdings S.A. 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ	3,281	3,337
Jaguar Holding Co. 3.500% (LIBOR03M + 2.500%) due 08/18/2022 ~	11,109	10,947
KIK Custom Products, Inc. 5.000% (LIBOR03M + 4.000%) due 05/15/2023 ~	25,000	23,893
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~	5,000	4,755
Nascar Holdings, Inc. 2.930% (LIBOR03M + 2.750%) due 10/19/2026 ~	6,870	6,616
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~	21,342	20,373
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~	14,770	13,828
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~	10,871	10,346
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~	15,000	14,280
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~	19,273	18,057
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	61,243	60,037
Starfruit Finco BV 3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~	11,636	10,977
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~	29,875	28,648
TransDigm, Inc. 2.428% (LIBOR03M + 2.250%) due 12/09/2025 ~	10,355	9,399
U.S. Renal Care, Inc. 5.178% (LIBOR03M + 5.000%) due 06/26/2026 ~	25,334	24,415

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Welbilt, Inc. 2.678% (LIBOR03M + 2.500%) due 10/23/2025 «~	11,042	9,552
Total Loan Participations and Assignments (Cost $466,862)		450,332
CORPORATE BONDS & NOTES 82.0%
BANKING & FINANCE 7.4%
Allied Universal Holdco LLC 6.625% due 07/15/2026	15,000	15,799
Ally Financial, Inc.
5.125% due 09/30/2024	10,000	10,810
8.000% due 11/01/2031	21,011	27,033
Barclays PLC 7.750% due 09/15/2023 •(e)(f)	8,000	8,133
BNP Paribas S.A. 7.375% due 08/19/2025 •(e)(f)	17,500	19,196
CIT Group, Inc.
5.000% due 08/15/2022	10,250	10,500
5.000% due 08/01/2023	15,000	15,338
6.125% due 03/09/2028	1,725	1,869
Credit Acceptance Corp. 5.125% due 12/31/2024	7,500	7,261
Credit Agricole S.A. 7.875% due 01/23/2024 •(e)(f)	20,000	21,774
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)	10,000	10,461
7.250% due 09/12/2025 •(e)(f)	2,000	2,056
7.500% due 07/17/2023 •(e)(f)	4,750	4,938
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	6,500	6,805
ESH Hospitality, Inc.
4.625% due 10/01/2027	10,000	9,417
5.250% due 05/01/2025	10,000	9,690
Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~	2,200	2,176
2.191% (US0003M + 0.880%) due 10/12/2021 ~	1,100	1,044
2.979% due 08/03/2022	8,750	8,419
3.087% due 01/09/2023	20,000	19,056
3.096% due 05/04/2023	21,229	20,198
3.200% due 01/15/2021	1,300	1,284
3.336% due 03/18/2021	2,500	2,482
3.339% due 03/28/2022	400	389
3.664% due 09/08/2024	10,000	9,465
3.810% due 01/09/2024	3,000	2,892
3.813% due 10/12/2021	5,000	4,950
4.134% due 08/04/2025	16,000	15,225
4.140% due 02/15/2023	5,250	5,163
4.250% due 09/20/2022	10,000	9,840
4.271% due 01/09/2027	5,000	4,692
4.542% due 08/01/2026	2,500	2,397
5.113% due 05/03/2029	10,000	9,795
5.125% due 06/16/2025	10,000	10,048
5.584% due 03/18/2024	17,500	17,706
5.596% due 01/07/2022	12,000	12,127
5.750% due 02/01/2021	1,335	1,346
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	12,500	11,298
Freedom Mortgage Corp. 8.250% due 04/15/2025	10,000	9,931
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	13,271	13,406
Howard Hughes Corp. 5.375% due 03/15/2025	12,000	11,205
Icahn Enterprises LP 5.250% due 05/15/2027	14,700	14,231
ING Groep NV 5.750% due 11/16/2026 •(e)(f)	10,000	9,933
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,250	15,634
5.710% due 01/15/2026	10,000	10,606
7.700% due 09/17/2025 •(e)(f)	5,000	4,996
iStar, Inc.
4.250% due 08/01/2025	7,000	6,352
4.750% due 10/01/2024	8,750	8,188
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(e)(f)	33,000	34,304
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	8,000	7,968
5.625% due 05/01/2024	10,000	10,427
5.750% due 02/01/2027	7,625	7,828
Navient Corp.
5.875% due 03/25/2021	9,000	8,868
6.125% due 03/25/2024	10,000	9,531
6.500% due 06/15/2022	10,000	9,856

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

6.625% due 07/26/2021		2,250	2,211
6.750% due 06/25/2025		5,000	4,797
7.250% due 01/25/2022		7,500	7,535
Park Intermediate Holdings LLC 7.500% due 06/01/2025		16,000	16,430
Provident Funding Associates LP 6.375% due 06/15/2025		9,000	8,448
Quicken Loans LLC
5.250% due 01/15/2028		10,750	11,211
5.750% due 05/01/2025		7,500	7,687
RHP Hotel Properties LP 5.000% due 04/15/2023		10,000	9,485
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(e)		15,000	21,731
Ryman Hospitality Properties, Inc. 4.750% due 10/15/2027		10,000	8,867
SBA Communications Corp.
3.875% due 02/15/2027		18,500	18,448
4.875% due 09/01/2024		5,000	5,132
SLM Corp. 5.125% due 04/05/2022		2,875	2,855
Springleaf Finance Corp.
5.375% due 11/15/2029		9,000	8,516
5.625% due 03/15/2023		10,750	10,905
6.125% due 05/15/2022		7,500	7,661
6.125% due 03/15/2024		8,500	8,656
6.625% due 01/15/2028		6,500	6,446
6.875% due 03/15/2025		10,125	10,411
7.125% due 03/15/2026		10,000	10,362
8.875% due 06/01/2025		10,000	10,711
VICI Properties LP
3.750% due 02/15/2027		5,000	4,709
4.125% due 08/15/2030		7,500	7,165
			756,715
INDUSTRIALS 67.0%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		13,750	13,761
5.500% due 07/01/2028		12,000	12,075
5.625% due 02/15/2023		7,500	7,522
6.500% due 03/01/2024		3,950	4,034
Adient Global Holdings Ltd. 4.875% due 08/15/2026		18,200	15,093
Adient U.S. LLC
7.000% due 05/15/2026		2,050	2,125
9.000% due 04/15/2025		5,000	5,408
ADT Security Corp.
3.500% due 07/15/2022		2,000	1,994
4.125% due 06/15/2023		12,250	12,313
4.875% due 07/15/2032		13,345	12,186
6.250% due 10/15/2021		6,000	6,194
Advanced Disposal Services, Inc. 5.625% due 11/15/2024		10,000	10,411
AECOM 5.875% due 10/15/2024		7,000	7,578
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023		20,000	18,473
Albertsons Cos., Inc.
3.500% due 02/15/2023		2,875	2,914
4.625% due 01/15/2027		12,000	12,013
4.875% due 02/15/2030		10,000	10,241
6.625% due 06/15/2024		10,000	10,260
7.500% due 03/15/2026		12,000	13,027
Alcoa Nederland Holding BV
6.125% due 05/15/2028		3,500	3,593
6.750% due 09/30/2024		4,250	4,354
7.000% due 09/30/2026		3,000	3,082
Allison Transmission, Inc.
4.750% due 10/01/2027		5,000	4,980
5.000% due 10/01/2024		5,000	5,003
5.875% due 06/01/2029		5,000	5,215
Altice Financing S.A.
3.000% due 01/15/2028	EUR	3,000	3,109
7.500% due 05/15/2026		$13,500	14,175
Altice Finco S.A. 7.625% due 02/15/2025		10,000	10,437
Altice France Holding S.A.
6.000% due 02/15/2028		12,500	11,891
10.500% due 05/15/2027		2,000	2,212
Altice France S.A.
5.500% due 01/15/2028		22,500	22,763
7.375% due 05/01/2026		20,250	21,161
8.125% due 02/01/2027		12,000	13,154
AMC Networks, Inc.
4.750% due 12/15/2022		1,667	1,667

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

4.750% due 08/01/2025		5,750	5,659
5.000% due 04/01/2024		7,500	7,448
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		17,500	17,036
5.875% due 05/15/2026		16,250	16,125
Amsted Industries, Inc.
4.625% due 05/15/2030		10,125	10,024
5.625% due 07/01/2027		2,625	2,716
Antero Resources Corp. 5.125% due 12/01/2022		7,500	5,435
Aramark Services, Inc.
4.750% due 06/01/2026		7,000	6,758
5.000% due 02/01/2028		8,000	7,618
6.375% due 05/01/2025		5,500	5,690
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		16,475	16,330
5.250% due 04/30/2025		5,000	5,141
5.250% due 08/15/2027		25,000	24,583
6.000% due 02/15/2025		2,272	2,328
Ascend Learning LLC 6.875% due 08/01/2025		15,000	15,130
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026		10,000	6,436
ASGN, Inc. 4.625% due 05/15/2028		5,000	4,892
Ashland LLC 4.750% due 08/15/2022		2,682	2,835
Associated Materials LLC 9.000% due 01/01/2024		25,000	21,525
Avantor, Inc.
6.000% due 10/01/2024		10,000	10,460
9.000% due 10/01/2025		10,750	11,597
Avon International Capital PLC 6.500% due 08/15/2022		5,000	4,914
Avon International Operations, Inc. 7.875% due 08/15/2022		10,500	10,548
Axalta Coating Systems LLC 4.750% due 06/15/2027		12,500	12,596
B&G Foods, Inc. 5.250% due 09/15/2027		10,000	10,034
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		10,000	9,719
4.375% due 01/15/2028		4,000	3,928
5.000% due 10/15/2025		25,250	25,167
5.750% due 04/15/2025		7,000	7,363
Ball Corp. 5.250% due 07/01/2025		10,000	10,983
Bausch Health Americas, Inc.
8.500% due 01/31/2027		17,500	18,606
9.250% due 04/01/2026		12,500	13,577
Bausch Health Cos., Inc.
5.000% due 01/30/2028		10,000	9,427
5.250% due 01/30/2030		15,000	14,248
5.500% due 03/01/2023		3,765	3,756
5.500% due 11/01/2025		30,000	30,692
5.750% due 08/15/2027		10,125	10,756
5.875% due 05/15/2023		1,401	1,399
6.125% due 04/15/2025		8,000	8,125
6.250% due 02/15/2029		18,000	18,124
7.000% due 03/15/2024		13,500	14,034
7.000% due 01/15/2028		10,000	10,317
7.250% due 05/30/2029		10,000	10,508
9.000% due 12/15/2025		9,000	9,706
BCD Acquisition, Inc. 9.625% due 09/15/2023		11,500	11,018
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026		10,000	9,844
4.875% due 11/01/2025		40,000	35,807
Berry Global, Inc.
4.500% due 02/15/2026		5,000	4,938
4.875% due 07/15/2026		4,125	4,191
5.125% due 07/15/2023		5,000	5,044
5.500% due 05/15/2022		1,881	1,890
5.625% due 07/15/2027		125	129
6.000% due 10/15/2022		3,000	3,013
Boise Cascade Co. 5.625% due 09/01/2024		10,000	10,111
Bombardier, Inc.
5.750% due 03/15/2022		7,000	5,182
6.125% due 01/15/2023		5,000	3,444
7.500% due 12/01/2024		2,000	1,305
7.500% due 03/15/2025		12,500	8,197
7.875% due 04/15/2027		7,000	4,597
8.750% due 12/01/2021		20,000	16,346
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	5,000	5,811

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

7.125% due 10/02/2025	$10,000	10,522
Boyd Gaming Corp.
4.750% due 12/01/2027	6,000	5,162
6.000% due 08/15/2026	4,000	3,734
6.375% due 04/01/2026	10,000	9,519
Bruin E&P Partners LLC 8.875% due 08/01/2023	6,500	228
Buckeye Partners LP
4.125% due 03/01/2025	10,000	9,618
4.500% due 03/01/2028	6,500	6,126
Builders FirstSource, Inc.
5.000% due 03/01/2030	12,000	11,308
6.750% due 06/01/2027	7,000	7,187
Caesars Resort Collection LLC 5.250% due 10/15/2025	27,125	23,640
Callon Petroleum Co. 6.125% due 10/01/2024	10,000	3,431
Camelot Finance S.A. 4.500% due 11/01/2026	12,500	12,498
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	8,875	8,820
Cascades, Inc.
5.125% due 01/15/2026	7,000	7,127
5.375% due 01/15/2028	5,000	5,091
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	15,281
5.000% due 07/15/2027	9,000	9,358
CCO Holdings LLC
4.500% due 08/15/2030	20,000	20,483
4.500% due 05/01/2032	10,000	10,137
4.750% due 03/01/2030	25,000	25,618
5.000% due 02/01/2028	15,000	15,502
5.125% due 05/01/2027	17,125	17,742
5.375% due 05/01/2025	12,000	12,331
5.375% due 06/01/2029	15,000	15,842
5.500% due 05/01/2026	18,000	18,695
5.750% due 02/15/2026	15,000	15,548
5.875% due 04/01/2024	21,000	21,677
5.875% due 05/01/2027	10,250	10,706
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025 (a)	7,000	7,297
Cedar Fair LP 5.250% due 07/15/2029	7,500	6,794
Cenovus Energy, Inc.
4.250% due 04/15/2027	12,500	11,354
5.250% due 06/15/2037	4,290	3,713
6.750% due 11/15/2039	15,000	14,773
Centene Corp.
3.375% due 02/15/2030	10,000	10,113
4.250% due 12/15/2027	7,075	7,317
4.625% due 12/15/2029	12,700	13,478
4.750% due 01/15/2025	4,500	4,612
5.250% due 04/01/2025	7,025	7,244
5.375% due 06/01/2026	5,000	5,204
5.375% due 08/15/2026	7,500	7,832
Centennial Resource Production LLC
5.375% due 01/15/2026	5,000	2,668
6.875% due 04/01/2027	8,000	4,263
Central Garden & Pet Co. 5.125% due 02/01/2028	5,000	5,213
CF Industries, Inc.
5.150% due 03/15/2034	20,000	21,432
5.375% due 03/15/2044	2,000	2,169
Change Healthcare Holdings LLC 5.750% due 03/01/2025	23,000	22,766
Chemours Co.
5.375% due 05/15/2027	3,750	3,401
6.625% due 05/15/2023	7,000	6,738
7.000% due 05/15/2025 (i)	11,750	11,254
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	3,000	3,417
Cheniere Energy Partners LP
4.500% due 10/01/2029	11,750	11,710
5.250% due 10/01/2025	14,000	13,968
5.625% due 10/01/2026	4,000	3,973
Churchill Downs, Inc.
4.750% due 01/15/2028	17,000	16,444
5.500% due 04/01/2027	7,000	6,824
Cirsa Finance International SARL 7.875% due 12/20/2023	6,031	5,594
Clarios Global LP
6.250% due 05/15/2026	14,000	14,499
6.750% due 05/15/2025	7,000	7,302
8.500% due 05/15/2027	14,125	14,231
Clark Equipment Co. 5.875% due 06/01/2025	10,000	10,269

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Clean Harbors, Inc.
4.875% due 07/15/2027	7,000	7,204
5.125% due 07/15/2029	5,000	5,200
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/2027	3,000	2,885
9.250% due 02/15/2024	13,613	12,663
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	9,981
5.375% due 02/01/2025	5,000	5,053
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	5,662
5.875% due 06/01/2027	4,500	3,726
CNX Midstream Partners LP 6.500% due 03/15/2026	9,375	8,658
Colfax Corp.
6.000% due 02/15/2024	13,500	13,957
6.375% due 02/15/2026	7,250	7,588
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (a)	7,125	7,178
6.250% due 07/01/2025 (a)	11,750	11,688
CommScope Technologies LLC
5.000% due 03/15/2027	15,000	13,556
6.000% due 06/15/2025	15,000	14,524
CommScope, Inc.
5.000% due 06/15/2021	231	231
5.500% due 06/15/2024	7,000	7,128
6.000% due 03/01/2026	5,000	5,138
7.125% due 07/01/2028 (a)	11,000	11,029
8.250% due 03/01/2027 (i)	12,500	12,868
Community Health Systems, Inc.
6.250% due 03/31/2023	29,750	28,081
6.625% due 02/15/2025	10,000	9,425
8.000% due 03/15/2026	10,000	9,462
8.625% due 01/15/2024	12,000	11,772
Comstock Resources, Inc. 7.500% due 05/15/2025	12,000	10,965
Connect Finco SARL 6.750% due 10/01/2026	12,000	11,363
Constellium SE
5.625% due 06/15/2028	3,000	2,965
5.750% due 05/15/2024	5,000	5,018
5.875% due 02/15/2026	12,500	12,593
Continental Resources, Inc.
3.800% due 06/01/2024	7,625	7,214
4.375% due 01/15/2028	21,150	18,655
4.500% due 04/15/2023	7,000	6,699
4.900% due 06/01/2044	5,000	3,992
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	15,000	9,653
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	5,500	5,525
Core & Main LP 6.125% due 08/15/2025	49,150	49,138
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	36,550	36,939
Coty, Inc. 6.500% due 04/15/2026	15,000	12,797
Crown Americas LLC
4.250% due 09/30/2026	8,050	8,280
4.500% due 01/15/2023	11,250	11,510
4.750% due 02/01/2026	7,000	7,158
CSC Holdings LLC
4.125% due 12/01/2030	7,500	7,444
4.625% due 12/01/2030	3,000	2,929
5.250% due 06/01/2024	14,000	14,903
5.375% due 02/01/2028	5,000	5,240
5.500% due 05/15/2026	10,000	10,293
5.500% due 04/15/2027	12,000	12,498
5.750% due 01/15/2030	25,000	26,147
5.875% due 09/15/2022	6,000	6,283
6.500% due 02/01/2029	12,000	13,132
6.625% due 10/15/2025	10,000	10,419
6.750% due 11/15/2021	12,000	12,630
10.875% due 10/15/2025	5,000	5,387
DaVita, Inc.
4.625% due 06/01/2030	21,000	20,898
5.000% due 05/01/2025	10,000	10,235
5.125% due 07/15/2024	14,000	14,259
DCP Midstream Operating LP
5.125% due 05/15/2029	12,750	12,198
5.375% due 07/15/2025	15,000	14,934
5.625% due 07/15/2027	4,350	4,394
Dell International LLC
5.875% due 06/15/2021	5,159	5,169
7.125% due 06/15/2024	7,750	8,036

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Dell, Inc.
5.400% due 09/10/2040	4,950	5,016
6.500% due 04/15/2038	3,225	3,491
7.100% due 04/15/2028	2,405	2,840
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039 ^(c)	1,500	159
7.875% due 08/15/2025 ^(c)	4,000	428
Diamond Resorts International, Inc. 7.750% due 09/01/2023	10,000	9,606
Diamond Sports Group LLC
5.375% due 08/15/2026	18,000	13,139
6.625% due 08/15/2027 (i)	10,000	5,385
Diamondback Energy, Inc. 5.375% due 05/31/2025	10,000	10,301
DISH DBS Corp.
5.000% due 03/15/2023	15,000	14,985
5.875% due 07/15/2022	20,500	20,890
5.875% due 11/15/2024	15,000	14,937
6.750% due 06/01/2021	12,500	12,755
7.750% due 07/01/2026	12,250	13,009
DKT Finance ApS 9.375% due 06/17/2023	7,875	7,944
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	8,000	7,599
Dun & Bradstreet Corp.
6.875% due 08/15/2026	12,250	13,014
10.250% due 02/15/2027	6,000	6,674
Edgewell Personal Care Co.
4.700% due 05/24/2022	750	777
5.500% due 06/01/2028	10,000	10,306
eG Global Finance PLC 6.750% due 02/07/2025	5,000	4,935
Elanco Animal Health, Inc.
4.662% due 08/27/2021	6,985	7,155
5.022% due 08/28/2023	11,416	12,037
5.650% due 08/28/2028	10,000	11,132
Eldorado Resorts, Inc. 6.000% due 09/15/2026	12,500	13,533
Element Solutions, Inc. 5.875% due 12/01/2025	17,000	17,218
EMC Corp. 3.375% due 06/01/2023	5,000	5,073
Encompass Health Corp.
4.500% due 02/01/2028	5,000	4,804
4.750% due 02/01/2030	5,000	4,783
Endo Dac
6.000% due 06/30/2028	13,833	8,991
9.500% due 07/31/2027	10,265	10,909
Energizer Holdings, Inc.
4.750% due 06/15/2028 (a)	10,000	9,835
5.500% due 06/15/2025	21,000	21,395
6.375% due 07/15/2026	14,350	14,873
7.750% due 01/15/2027	5,000	5,343
EnLink Midstream Partners LP
4.150% due 06/01/2025	12,625	9,754
4.400% due 04/01/2024	2,500	2,084
4.850% due 07/15/2026	3,000	2,230
5.450% due 06/01/2047	6,125	3,816
Entercom Media Corp.
6.500% due 05/01/2027	4,000	3,604
7.250% due 11/01/2024	10,000	8,736
EQM Midstream Partners LP
4.000% due 08/01/2024	12,468	11,830
4.125% due 12/01/2026	4,000	3,645
4.750% due 07/15/2023	11,610	11,732
5.500% due 07/15/2028	5,000	4,774
6.000% due 07/01/2025	2,500	2,531
6.500% due 07/01/2027	6,000	6,161
6.500% due 07/15/2048	5,000	4,572
EQT Corp.
3.000% due 10/01/2022	12,500	11,664
6.125% due 02/01/2025	15,000	14,974
EW Scripps Co. 5.125% due 05/15/2025	10,000	9,564
FAGE International S.A. 5.625% due 08/15/2026	6,000	5,661
Fairstone Financial, Inc. 7.875% due 07/15/2024	10,000	9,830
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	10,000	9,681
7.875% due 07/15/2026	20,000	19,458
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	444	445
3.875% due 03/15/2023	14,625	14,673
4.125% due 03/01/2028	10,250	9,966
4.550% due 11/14/2024	4,000	4,075

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 09/01/2027	10,000	10,057
5.250% due 09/01/2029	10,000	10,271
5.400% due 11/14/2034	26,500	26,271
Frontdoor, Inc. 6.750% due 08/15/2026	5,000	5,330
Gap, Inc.
8.375% due 05/15/2023	2,250	2,460
8.625% due 05/15/2025	10,000	10,631
8.875% due 05/15/2027	15,000	16,153
Garda World Security Corp. 4.625% due 02/15/2027	12,000	11,857
Gartner, Inc. 4.500% due 07/01/2028	9,100	9,229
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	15,750	15,767
GFL Environmental, Inc.
4.250% due 06/01/2025	6,000	6,064
7.000% due 06/01/2026	1,000	1,044
goeasy Ltd. 5.375% due 12/01/2024	7,500	7,290
Graphic Packaging International LLC
3.500% due 03/15/2028	7,000	6,963
4.125% due 08/15/2024	5,000	5,181
4.875% due 11/15/2022	5,000	5,180
Gray Television, Inc.
5.125% due 10/15/2024	5,000	5,013
5.875% due 07/15/2026	2,500	2,496
Griffon Corp. 5.750% due 03/01/2028	14,000	13,860
Grinding Media, Inc. 7.375% due 12/15/2023	5,000	4,991
H-Food Holdings LLC 8.500% due 06/01/2026	18,000	16,845
Hanesbrands, Inc.
4.625% due 05/15/2024	8,000	7,981
4.875% due 05/15/2026	12,500	12,623
5.375% due 05/15/2025	6,000	6,079
Harsco Corp. 5.750% due 07/31/2027	5,875	5,905
HCA, Inc.
3.500% due 09/01/2030	22,875	22,055
5.375% due 02/01/2025	10,000	10,741
5.625% due 09/01/2028	10,600	11,848
5.875% due 05/01/2023	15,000	16,260
5.875% due 02/01/2029	10,000	11,333
8.360% due 04/15/2024	3,000	3,465
Herc Holdings, Inc. 5.500% due 07/15/2027	5,000	5,023
Hill-Rom Holdings, Inc.
4.375% due 09/15/2027	8,000	8,213
5.000% due 02/15/2025	4,000	4,135
Hilton Domestic Operating Co., Inc.
4.875% due 01/15/2030	10,000	9,873
5.125% due 05/01/2026	9,750	9,742
5.375% due 05/01/2025	4,250	4,253
5.750% due 05/01/2028	5,250	5,325
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	5,000	4,907
4.875% due 04/01/2027	7,250	7,095
Howmet Aerospace, Inc.
5.125% due 10/01/2024	15,000	15,517
5.900% due 02/01/2027	5,000	5,308
5.950% due 02/01/2037	10,000	10,387
Hughes Satellite Systems Corp. 7.625% due 06/15/2021	10,000	10,323
IAA, Inc. 5.500% due 06/15/2027	2,500	2,590
iHeartCommunications, Inc.
4.750% due 01/15/2028	5,000	4,621
5.250% due 08/15/2027	15,000	14,388
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	17,000	16,709
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	5,000	5,096
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	5,500	5,607
Indigo Natural Resources LLC 6.875% due 02/15/2026	11,625	10,848
INEOS Group Holdings S.A. 5.625% due 08/01/2024	7,000	6,792
Innophos Holdings, Inc. 9.375% due 02/15/2028	6,000	5,899
Installed Building Products, Inc. 5.750% due 02/01/2028	7,500	7,527
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)	10,000	5,722

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

8.000% due 02/15/2024	15,000	15,238
International Game Technology PLC
5.250% due 01/15/2029	7,000	6,842
6.250% due 02/15/2022	5,745	5,812
6.250% due 01/15/2027	3,000	3,067
6.500% due 02/15/2025	15,000	15,384
IQVIA, Inc.
5.000% due 10/15/2026	20,000	20,669
5.000% due 05/15/2027	10,000	10,252
IRB Holding Corp. 7.000% due 06/15/2025	14,000	14,429
Jagged Peak Energy LLC 5.875% due 05/01/2026	15,125	14,716
Jaguar Holding Co.
4.625% due 06/15/2025	10,000	10,196
5.000% due 06/15/2028	10,000	10,256
Jeld-Wen, Inc.
4.625% due 12/15/2025	14,250	13,732
4.875% due 12/15/2027	15,250	14,735
JELD-WEN, Inc. 6.250% due 05/15/2025	5,500	5,734
Kaiser Aluminum Corp.
4.625% due 03/01/2028	8,000	7,664
6.500% due 05/01/2025	9,250	9,626
KAR Auction Services, Inc. 5.125% due 06/01/2025	10,000	9,876
KFC Holding Co.
4.750% due 06/01/2027	8,000	8,223
5.250% due 06/01/2026	14,950	15,371
Kraft Heinz Foods Co.
3.875% due 05/15/2027	7,250	7,586
4.250% due 03/01/2031	10,000	10,623
4.375% due 06/01/2046	11,000	10,827
4.625% due 01/30/2029	1,000	1,079
4.875% due 10/01/2049	2,775	2,829
5.000% due 07/15/2035	9,000	9,910
5.000% due 06/04/2042	36,475	38,472
5.200% due 07/15/2045	37,000	40,169
5.500% due 06/01/2050	10,000	10,696
6.875% due 01/26/2039	1,134	1,404
L Brands, Inc. 6.875% due 07/01/2025	5,000	5,175
LABL Escrow Issuer LLC 6.750% due 07/15/2026	14,125	14,728
Lamar Media Corp.
3.750% due 02/15/2028	5,565	5,264
4.875% due 01/15/2029	5,000	5,047
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	4,000	4,160
4.875% due 11/01/2026	10,750	11,151
4.875% due 05/15/2028	10,000	10,614
Leidos, Inc.
3.625% due 05/15/2025	400	438
4.375% due 05/15/2030	600	677
Lennar Corp.
4.750% due 11/29/2027	5,000	5,436
5.000% due 06/15/2027	15,000	16,253
5.250% due 06/01/2026	10,000	10,836
5.375% due 10/01/2022	9,500	10,020
Level 3 Financing, Inc.
4.250% due 07/01/2028	9,250	9,284
5.125% due 05/01/2023	5,000	5,013
5.250% due 03/15/2026	15,000	15,490
5.375% due 01/15/2024	6,000	6,067
5.375% due 05/01/2025	10,000	10,239
Levi Strauss & Co. 5.000% due 05/01/2025	10,000	10,074
LifePoint Health, Inc.
4.375% due 02/15/2027	7,000	6,632
6.750% due 04/15/2025	4,000	4,140
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	3,000	2,588
4.875% due 11/01/2024	10,450	9,438
6.500% due 05/15/2027	10,750	11,093
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	10,000	9,500
Manitowoc Co., Inc. 9.000% due 04/01/2026	2,600	2,582
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	7,000	6,380
6.125% due 09/15/2025	2,450	2,516
6.500% due 09/15/2026	7,500	7,569
Masonite International Corp. 5.375% due 02/01/2028	12,000	12,290
Matador Resources Co. 5.875% due 09/15/2026	10,000	7,424

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Match Group, Inc. 4.625% due 06/01/2028		15,000	15,233
Mattel, Inc.
5.875% due 12/15/2027		8,000	8,325
6.750% due 12/31/2025		5,000	5,196
Matthews International Corp. 5.250% due 12/01/2025		10,000	9,036
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024		24,000	23,625
MDC Holdings, Inc. 6.000% due 01/15/2043		9,000	9,492
MEG Energy Corp.
7.000% due 03/31/2024		4,575	3,935
7.125% due 02/01/2027		17,125	14,278
MGM Resorts International
4.625% due 09/01/2026		10,428	9,520
5.500% due 04/15/2027		3,347	3,241
5.750% due 06/15/2025		4,758	4,719
6.000% due 03/15/2023		9,000	9,113
7.750% due 03/15/2022		20,000	20,388
Moog, Inc. 4.250% due 12/15/2027		18,850	18,420
Motion Bondco DAC 6.625% due 11/15/2027 (i)		8,500	7,404
MPH Acquisition Holdings LLC 7.125% due 06/01/2024		16,000	14,940
MSCI, Inc.
3.625% due 09/01/2030		4,000	3,987
3.875% due 02/15/2031		9,250	9,452
4.000% due 11/15/2029		10,000	10,217
5.375% due 05/15/2027		4,000	4,257
Murphy Oil Corp. 5.750% due 08/15/2025		5,000	4,528
Murphy Oil USA, Inc. 4.750% due 09/15/2029		7,125	7,302
Nabors Industries Ltd. 7.250% due 01/15/2026		4,000	2,470
Nabors Industries, Inc. 5.750% due 02/01/2025		7,000	2,861
NCR Corp.
5.000% due 07/15/2022		5,000	5,002
5.750% due 09/01/2027		4,000	4,009
6.375% due 12/15/2023		11,250	11,462
8.125% due 04/15/2025		3,000	3,193
Netflix, Inc.
3.625% due 06/15/2030	EUR	4,000	4,634
4.375% due 11/15/2026		$20,000	20,850
4.875% due 04/15/2028		12,500	13,386
4.875% due 06/15/2030		7,500	8,033
5.375% due 11/15/2029		7,000	7,698
5.500% due 02/15/2022		1,000	1,046
5.875% due 11/15/2028		5,000	5,695
6.375% due 05/15/2029		5,000	5,833
Newell Brands, Inc. 4.875% due 06/01/2025		12,000	12,590
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	5,051
5.625% due 07/15/2027		15,000	15,038
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,306
4.250% due 09/15/2024		1,000	1,003
4.500% due 09/15/2027		11,500	12,055
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025		15,000	14,970
Nielsen Finance LLC 5.000% due 04/15/2022		18,500	18,467
Noble Holding International Ltd. 7.875% due 02/01/2026		13,500	3,558
Nordstrom, Inc. 8.750% due 05/15/2025		3,000	3,231
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022 (b)	EUR	6,118	6,427
Novelis Corp.
4.750% due 01/30/2030		$24,000	22,980
5.875% due 09/30/2026		24,125	24,153
Nufarm Australia Ltd. 5.750% due 04/30/2026		10,000	9,686
Occidental Petroleum Corp.
1.398% (US0003M + 0.950%) due 02/08/2021 ~		8,425	8,301
1.842% (US0003M + 1.450%) due 08/15/2022 ~		37,075	34,123
2.600% due 08/13/2021		22,500	22,049
2.700% due 08/15/2022		5,000	4,664
2.700% due 02/15/2023		5,000	4,581
2.900% due 08/15/2024		11,900	10,198
3.125% due 02/15/2022		10,000	9,627
3.200% due 08/15/2026		2,890	2,346

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

3.400% due 04/15/2026	4,500	3,701
3.500% due 06/15/2025	10,000	8,500
4.100% due 02/01/2021	5,000	5,045
4.300% due 08/15/2039	5,500	3,817
4.400% due 04/15/2046	3,000	2,097
4.400% due 08/15/2049	8,500	5,939
4.625% due 06/15/2045	10,000	7,050
4.850% due 03/15/2021	10,000	9,969
5.550% due 03/15/2026	11,535	10,552
6.450% due 09/15/2036	7,500	6,458
6.600% due 03/15/2046	2,000	1,750
6.950% due 07/01/2024	1,000	985
7.500% due 05/01/2031	5,000	4,670
8.000% due 07/15/2025 (a)	4,500	4,528
8.875% due 07/15/2030 (a)	11,975	11,990
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	30,000	30,569
7.375% due 06/01/2025	10,000	10,181
Outfront Media Capital LLC
4.625% due 03/15/2030	5,000	4,592
5.000% due 08/15/2027	15,000	13,525
6.250% due 06/15/2025	7,500	7,582
Owens-Brockway Glass Container, Inc. 6.625% due 05/13/2027	8,000	8,335
Pactiv LLC 7.950% due 12/15/2025	10,972	11,725
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	19,718	20,301
Park-Ohio Industries, Inc. 6.625% due 04/15/2027	10,000	8,236
PDC Energy, Inc.
5.750% due 05/15/2026	13,500	12,328
6.125% due 09/15/2024	5,250	4,902
Performance Food Group, Inc.
5.500% due 06/01/2024	7,000	6,956
5.500% due 10/15/2027	12,000	11,602
6.875% due 05/01/2025	3,500	3,629
PetSmart, Inc.
5.875% due 06/01/2025	11,254	11,317
7.125% due 03/15/2023	30,000	29,641
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026	11,500	11,656
Picasso Finance Sub, Inc. 6.125% due 06/15/2025	5,000	5,106
Pilgrim's Pride Corp.
5.750% due 03/15/2025	15,000	14,978
5.875% due 09/30/2027	5,000	5,013
PolyOne Corp. 5.750% due 05/15/2025	10,000	10,306
Post Holdings, Inc.
4.625% due 04/15/2030	12,000	11,798
5.000% due 08/15/2026	25,000	25,142
5.500% due 12/15/2029	9,750	10,099
5.625% due 01/15/2028	15,000	15,560
5.750% due 03/01/2027	20,000	20,758
PQ Corp.
5.750% due 12/15/2025	3,750	3,792
6.750% due 11/15/2022	7,000	7,134
Precision Drilling Corp.
6.500% due 12/15/2021	181	169
7.750% due 12/15/2023	7,000	4,821
Presidio Holdings, Inc. 4.875% due 02/01/2027	3,000	2,938
Prestige Brands, Inc.
5.125% due 01/15/2028	5,125	5,061
6.375% due 03/01/2024	4,250	4,389
Prime Security Services Borrower LLC
5.250% due 04/15/2024	12,000	12,301
5.750% due 04/15/2026	11,125	11,554
6.250% due 01/15/2028	14,000	13,226
PulteGroup, Inc.
5.000% due 01/15/2027	5,000	5,365
5.500% due 03/01/2026	5,000	5,468
Qorvo, Inc.
4.375% due 10/15/2029	20,000	20,516
5.500% due 07/15/2026	11,000	11,459
Qualitytech LP 4.750% due 11/15/2025	15,000	15,362
Range Resources Corp.
4.875% due 05/15/2025 (i)	3,000	2,260
5.000% due 08/15/2022	2,750	2,511
5.000% due 03/15/2023 (i)	3,000	2,567
9.250% due 02/01/2026	3,500	3,153
RBS Global, Inc. 4.875% due 12/15/2025	20,000	20,162

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		20,375	21,645
6.875% due 11/15/2026	EUR	8,250	9,878
8.250% due 11/15/2026		$21,125	22,899
Revlon Consumer Products Corp. 6.250% due 08/01/2024		7,050	1,603
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023		13,250	13,425
7.000% due 07/15/2024		5,000	5,026
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	2,967
4.800% due 05/15/2030		4,000	3,718
4.950% due 07/15/2029		10,950	10,242
6.875% due 04/15/2040		4,000	3,810
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		6,000	5,956
Sabre GLBL, Inc.
5.250% due 11/15/2023		12,250	11,308
9.250% due 04/15/2025		6,500	6,878
Scientific Games International, Inc.
5.000% due 10/15/2025		2,000	1,854
7.000% due 05/15/2028		7,000	5,612
Scotts Miracle-Gro Co. 5.250% due 12/15/2026		10,000	10,423
Scripps Escrow, Inc. 5.875% due 07/15/2027		5,000	4,746
Sealed Air Corp.
4.000% due 12/01/2027		5,000	5,012
4.875% due 12/01/2022		5,000	5,155
5.125% due 12/01/2024		10,000	10,706
5.250% due 04/01/2023		4,000	4,196
6.875% due 07/15/2033		6,710	7,958
Select Medical Corp. 6.250% due 08/15/2026		18,000	18,237
Sensata Technologies BV
4.875% due 10/15/2023		10,000	10,411
5.000% due 10/01/2025		5,000	5,337
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		24,000	24,956
Sensata Technologies, Inc. 4.375% due 02/15/2030		5,000	4,963
ServiceMaster Co. LLC 7.250% due 03/01/2038		2,000	1,974
Sigma Holdco BV
5.750% due 05/15/2026	EUR	10,500	11,543
7.875% due 05/15/2026		$30,000	29,919
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		7,000	7,025
Silgan Holdings, Inc. 4.125% due 02/01/2028		14,000	13,912
Simmons Foods, Inc.
5.750% due 11/01/2024		12,500	11,908
7.750% due 01/15/2024		2,500	2,617
Sinclair Television Group, Inc.
5.125% due 02/15/2027		7,000	6,395
5.500% due 03/01/2030		8,000	7,414
5.625% due 08/01/2024		10,000	9,626
5.875% due 03/15/2026		3,000	2,966
Sirius XM Radio, Inc.
4.125% due 07/01/2030		12,000	11,883
5.000% due 08/01/2027		5,000	5,136
5.375% due 04/15/2025		11,000	11,326
Southwestern Energy Co.
6.200% due 01/23/2025		2,000	1,719
7.500% due 04/01/2026		12,000	10,541
7.750% due 10/01/2027 (i)		4,000	3,493
Spectrum Brands, Inc.
5.000% due 10/01/2029		10,000	9,911
5.750% due 07/15/2025		11,000	11,323
6.125% due 12/15/2024		8,000	8,249
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	11,406
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		10,200	10,104
SPX FLOW, Inc.
5.625% due 08/15/2024		12,500	12,827
5.875% due 08/15/2026		20,000	20,521
Standard Industries, Inc.
4.375% due 07/15/2030		15,125	15,007
4.750% due 01/15/2028		15,000	15,250
5.000% due 02/15/2027		14,875	15,104
5.375% due 11/15/2024		15,500	15,975
6.000% due 10/15/2025		21,000	21,680
Staples, Inc.
7.500% due 04/15/2026		23,500	18,515
10.750% due 04/15/2027		7,000	4,285

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Starfruit Finco BV
6.500% due 10/01/2026	EUR	14,100	16,079
8.000% due 10/01/2026 (i)		$27,250	27,982
Station Casinos LLC
4.500% due 02/15/2028		8,000	6,745
5.000% due 10/01/2025		9,500	8,390
Stevens Holding Co., Inc. 6.125% due 10/01/2026		15,000	15,728
Sunoco LP
4.875% due 01/15/2023		5,000	4,943
5.500% due 02/15/2026		5,125	4,989
5.875% due 03/15/2028		5,000	4,981
T-Mobile USA, Inc.
4.000% due 04/15/2022		1,000	1,027
4.375% due 04/15/2040		3,000	3,483
4.500% due 02/01/2026		10,000	10,140
4.500% due 04/15/2050		3,400	4,014
4.750% due 02/01/2028		8,250	8,725
6.375% due 03/01/2025		10,000	10,285
6.500% due 01/15/2026		17,000	17,785
Team Health Holdings, Inc. 6.375% due 02/01/2025		16,000	9,338
TEGNA, Inc.
4.625% due 03/15/2028		10,000	9,258
4.875% due 09/15/2021		4,750	4,762
5.000% due 09/15/2029		15,000	14,147
5.500% due 09/15/2024		8,250	8,345
Teine Energy Ltd. 6.875% due 09/30/2022		7,000	6,937
Teleflex, Inc.
4.250% due 06/01/2028		15,000	15,403
4.875% due 06/01/2026		6,250	6,472
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		11,200	11,760
Telesat Canada
4.875% due 06/01/2027		1,000	983
6.500% due 10/15/2027		3,000	2,960
Tempo Acquisition LLC
5.750% due 06/01/2025		7,500	7,720
6.750% due 06/01/2025		20,000	20,312
Tempur Sealy International, Inc.
5.500% due 06/15/2026		3,000	3,037
5.625% due 10/15/2023		10,000	10,136
Tenet Healthcare Corp.
4.625% due 07/15/2024		10,000	9,813
4.625% due 09/01/2024		9,375	9,173
4.625% due 06/15/2028		10,000	9,822
4.875% due 01/01/2026		4,625	4,537
5.125% due 05/01/2025		19,000	18,358
5.125% due 11/01/2027		5,000	4,948
6.250% due 02/01/2027		7,250	7,218
6.750% due 06/15/2023		20,500	20,367
7.500% due 04/01/2025		10,000	10,669
8.125% due 04/01/2022		30,000	31,554
Tennant Co. 5.625% due 05/01/2025		10,000	10,136
Terex Corp. 5.625% due 02/01/2025		10,125	9,264
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		3,636	3,570
3.150% due 10/01/2026		20,000	17,933
4.100% due 10/01/2046		16,000	13,492
TransDigm, Inc.
5.500% due 11/15/2027		28,000	24,520
6.250% due 03/15/2026		17,000	17,019
6.375% due 06/15/2026		11,000	10,073
6.500% due 07/15/2024		12,500	12,061
8.000% due 12/15/2025		6,000	6,332
Transocean Guardian Ltd. 5.875% due 01/15/2024		12,170	10,767
Transocean Pontus Ltd. 6.125% due 08/01/2025		6,889	6,062
Transocean, Inc.
6.800% due 03/15/2038		9,500	2,873
7.250% due 11/01/2025		4,000	2,240
7.500% due 01/15/2026		2,000	1,110
7.500% due 04/15/2031		20,000	5,900
TreeHouse Foods, Inc.
4.875% due 03/15/2022		5,000	5,018
6.000% due 02/15/2024		5,000	5,113
Triumph Group, Inc.
5.250% due 06/01/2022		1,500	1,288
6.250% due 09/15/2024		7,000	5,964
7.750% due 08/15/2025		7,000	5,294
Trivium Packaging Finance BV 5.500% due 08/15/2026		10,000	10,137

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Tronox, Inc. 6.500% due 05/01/2025	5,000	5,034
Twitter, Inc. 3.875% due 12/15/2027	8,000	8,021
U.S. Concrete, Inc. 6.375% due 06/01/2024	12,000	11,941
U.S. Foods, Inc.
5.875% due 06/15/2024	15,925	15,170
6.250% due 04/15/2025	12,000	12,262
United Rentals North America, Inc.
4.000% due 07/15/2030	12,500	12,106
4.625% due 10/15/2025	5,000	5,035
4.875% due 01/15/2028	10,000	10,266
5.500% due 07/15/2025	5,000	5,137
5.500% due 05/15/2027	10,000	10,339
5.875% due 09/15/2026	5,000	5,246
6.500% due 12/15/2026	4,000	4,208
Univar Solutions USA, Inc. 5.125% due 12/01/2027	12,500	12,666
Univision Communications, Inc.
5.125% due 05/15/2023	10,000	10,122
5.125% due 02/15/2025	32,000	30,240
6.625% due 06/01/2027	16,250	15,580
9.500% due 05/01/2025	3,000	3,195
UPC Holding BV 5.500% due 01/15/2028	20,000	19,328
USA Compression Partners LP
6.875% due 04/01/2026	5,000	4,843
6.875% due 09/01/2027	3,500	3,330
Valvoline, Inc. 4.375% due 08/15/2025	10,000	10,086
VeriSign, Inc.
4.625% due 05/01/2023	5,000	5,044
5.250% due 04/01/2025	5,000	5,551
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027 (a)	12,050	12,050
ViaSat, Inc.
5.625% due 09/15/2025	10,000	9,601
5.625% due 04/15/2027	1,500	1,539
6.500% due 07/15/2028	5,000	5,014
Videotron Ltd. 5.000% due 07/15/2022	10,000	10,366
Viking Cruises Ltd. 13.000% due 05/15/2025	10,000	10,594
Virgin Media Finance PLC 5.000% due 07/15/2030	12,000	11,776
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	13,041
5.500% due 08/15/2026	10,000	10,258
5.500% due 05/15/2029	10,000	10,557
Waste Pro USA, Inc. 5.500% due 02/15/2026	5,000	4,787
WESCO Distribution, Inc.
5.375% due 12/15/2021	3,000	3,010
5.375% due 06/15/2024	10,000	9,989
7.125% due 06/15/2025	18,000	19,030
7.250% due 06/15/2028	18,000	19,027
West Street Merger Sub, Inc. 6.375% due 09/01/2025	31,500	30,574
Western Midstream Operating LP
3.100% due 02/01/2025	16,000	15,196
4.050% due 02/01/2030	20,000	19,324
5.250% due 02/01/2050	25,000	21,786
5.375% due 06/01/2021	5,000	5,012
5.450% due 04/01/2044	10,200	8,546
WMG Acquisition Corp.
3.875% due 07/15/2030	15,000	15,188
WPX Energy, Inc.
4.500% due 01/15/2030	10,000	8,856
5.250% due 09/15/2024	5,500	5,435
5.250% due 10/15/2027	14,000	13,102
5.750% due 06/01/2026	5,000	4,865
5.875% due 06/15/2028	7,750	7,440
8.250% due 08/01/2023	5,000	5,568
WR Grace & Co-Conn
4.875% due 06/15/2027	10,000	10,180
5.125% due 10/01/2021	10,000	10,535
5.625% due 10/01/2024	9,000	9,505
Wyndham Destinations, Inc. 4.625% due 03/01/2030	12,500	11,584
Wynn Las Vegas LLC
5.250% due 05/15/2027	10,000	8,666
5.500% due 03/01/2025	15,000	13,773
Wynn Macau Ltd. 5.125% due 12/15/2029	5,000	4,863

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

Wynn Resorts Finance LLC 5.125% due 10/01/2029	8,000	7,164
XPO Logistics, Inc.
6.250% due 05/01/2025	17,500	18,364
6.500% due 06/15/2022	9,000	9,031
Yum! Brands, Inc.
4.750% due 01/15/2030	7,000	7,124
6.875% due 11/15/2037	5,250	5,666
7.750% due 04/01/2025	2,000	2,161
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	20,000	19,016
6.125% due 03/01/2028	15,000	14,613
Ziggo Bond Co. BV 5.125% due 02/28/2030	10,950	10,883
Ziggo BV
4.875% due 01/15/2030	15,000	15,115
5.500% due 01/15/2027	21,555	21,946
		6,808,049
UTILITIES 7.6%
Antero Midstream Partners LP
5.375% due 09/15/2024	7,000	5,986
5.750% due 03/01/2027	5,000	3,966
Archrock Partners LP 6.250% due 04/01/2028	5,000	4,589
Blue Racer Midstream LLC
6.125% due 11/15/2022	15,500	15,457
6.625% due 07/15/2026	8,000	7,148
Calpine Corp.
4.500% due 02/15/2028	7,750	7,608
5.125% due 03/15/2028	10,000	9,796
5.250% due 06/01/2026	13,625	13,797
5.750% due 01/15/2025	12,500	12,661
CenturyLink, Inc.
4.000% due 02/15/2027	6,325	6,137
5.125% due 12/15/2026	3,000	2,997
5.800% due 03/15/2022	14,000	14,416
6.450% due 06/15/2021	10,750	11,028
7.500% due 04/01/2024	10,000	11,007
Clearway Energy Operating LLC
4.750% due 03/15/2028	14,500	14,803
5.000% due 09/15/2026	10,000	10,161
Covanta Holding Corp.
5.875% due 03/01/2024	2,250	2,278
5.875% due 07/01/2025	10,000	10,161
6.000% due 01/01/2027	5,000	5,081
Crestwood Midstream Partners LP 5.625% due 05/01/2027	10,125	8,473
CrownRock LP 5.625% due 10/15/2025	20,000	17,987
Embarq Corp. 7.995% due 06/01/2036	7,500	8,439
Endeavor Energy Resources LP
5.500% due 01/30/2026	5,000	4,802
5.750% due 01/30/2028	24,000	23,096
6.625% due 07/15/2025	6,800	6,870
Frontier Communications Corp. 8.000% due 04/01/2027	20,000	20,334
Genesis Energy LP
6.000% due 05/15/2023	5,000	4,518
6.250% due 05/15/2026	5,000	4,307
6.500% due 10/01/2025	2,000	1,716
Jonah Energy LLC 7.250% due 10/15/2025	6,000	795
NGL Energy Partners LP
6.125% due 03/01/2025	5,000	3,793
7.500% due 11/01/2023	3,000	2,499
7.500% due 04/15/2026	5,000	3,812
NRG Energy, Inc.
5.250% due 06/15/2029	7,500	7,910
6.625% due 01/15/2027	14,250	14,913
NSG Holdings LLC 7.750% due 12/15/2025	16,899	17,130
Pacific Gas and Electric Co.
2.500% due 02/01/2031	3,000	2,940
3.300% due 08/01/2040	1,800	1,756
3.500% due 08/01/2050	3,600	3,484
Parsley Energy LLC
4.125% due 02/15/2028	12,000	10,890
5.250% due 08/15/2025	5,000	4,820
5.375% due 01/15/2025	10,250	9,991
5.625% due 10/15/2027	12,875	12,712
PBF Holding Co. LLC 9.250% due 05/15/2025	10,000	10,694

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

PG&E Corp.
5.000% due 07/01/2028	4,000	3,995
5.250% due 07/01/2030	7,400	7,455
Sprint Capital Corp.
6.875% due 11/15/2028	10,000	12,214
8.750% due 03/15/2032	25,000	35,762
Sprint Communications, Inc.
6.000% due 11/15/2022	10,000	10,561
7.000% due 08/15/2020	10,750	10,812
Sprint Corp.
7.125% due 06/15/2024	20,000	22,619
7.250% due 09/15/2021	11,000	11,545
7.625% due 02/15/2025	25,000	28,898
7.875% due 09/15/2023	45,000	50,737
Talen Energy Supply LLC
6.500% due 06/01/2025	10,000	6,770
6.625% due 01/15/2028	3,000	2,945
7.250% due 05/15/2027	7,125	7,101
7.625% due 06/01/2028	5,000	5,009
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	1,812
5.500% due 01/15/2028	10,000	8,679
Targa Resources Partners LP
4.250% due 11/15/2023	10,000	9,599
5.000% due 01/15/2028	12,000	11,319
5.250% due 05/01/2023	6,150	6,072
5.500% due 03/01/2030	12,500	12,082
5.875% due 04/15/2026	15,000	14,885
6.500% due 07/15/2027	7,000	7,035
6.875% due 01/15/2029	10,000	10,506
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	11,286
7.200% due 07/18/2036	5,000	5,966
Telecom Italia SpA 5.303% due 05/30/2024	10,000	10,444
TerraForm Power Operating LLC
4.250% due 01/31/2023	10,000	10,081
4.750% due 01/15/2030	7,500	7,630
5.000% due 01/31/2028	15,000	15,710
Transocean Poseidon Ltd. 6.875% due 02/01/2027	7,500	6,488
Transocean Proteus Ltd. 6.250% due 12/01/2024	5,525	5,111
Vistra Operations Co. LLC
5.000% due 07/31/2027	5,125	5,216
5.500% due 09/01/2026	5,000	5,130
5.625% due 02/15/2027	10,000	10,284
		769,516
Total Corporate Bonds & Notes (Cost $8,387,710)		8,334,280
U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Notes
2.000% due 04/30/2024 (k)(m)	42,600	45,510
2.125% due 07/31/2024	94,400	101,677
2.125% due 09/30/2024 (k)(m)	36,500	39,409
2.500% due 01/31/2024 (k)(m)	36,500	39,493
2.625% due 03/31/2025	110,000	122,201
Total U.S. Treasury Obligations (Cost $330,022)		348,290
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 3.377% due 10/25/2035 ^~	21	18
Countrywide Home Loan Mortgage Pass-Through Trust 3.453% due 02/20/2036 ^~	66	57
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 10/25/2021 ^	2	2
First Horizon Alternative Mortgage Securities Trust 3.561% due 10/25/2034 ~	14	13
GreenPoint Mortgage Funding Trust
0.385% due 10/25/2046 ^•	407	341
0.385% due 12/25/2046 ^•	379	332
GSR Mortgage Loan Trust 4.153% due 04/25/2035 ~	10	10
HarborView Mortgage Loan Trust 3.454% due 08/19/2036 ^~	43	41
Lehman XS Trust 0.425% due 09/25/2046 ^•	16	13
Residential Accredit Loans, Inc. Trust 4.999% due 09/25/2035 ^~	38	31
Structured Asset Mortgage Investments Trust
0.395% due 05/25/2036 •	776	695
0.444% due 07/19/2035 •	21	19

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

TBW Mortgage-Backed Trust 6.015% due 07/25/2037 þ	198	120
WaMu Mortgage Pass-Through Certificates Trust 0.595% due 12/25/2045 •	158	147
Total Non-Agency Mortgage-Backed Securities (Cost $1,552)		1,839
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 0.545% due 04/25/2037 •	301	143
NovaStar Mortgage Funding Trust 0.285% due 03/25/2037 •	66	29
Total Asset-Backed Securities (Cost $284)		172
	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. 'A' «(d)(g)	149,746	0
NVHL S.A. 'B' «(d)(g)	149,746	0
NVHL S.A. 'C' «(d)(g)	149,746	0
NVHL S.A. 'D' «(d)(g)	149,746	0
NVHL S.A. 'E' «(d)(g)	149,746	0
NVHL S.A. 'F' «(d)(g)	149,746	0
NVHL S.A. 'G' «(d)(g)	149,746	0
NVHL S.A. 'H' «(d)(g)	149,746	0
NVHL S.A. 'I' «(d)(g)	149,746	0
NVHL S.A. 'J' «(d)(g)	149,746	0
		0
INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(g)(d)	6,323	112
Total Common Stocks (Cost $4,871)		112
WARRANTS 0.0%
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	1,944,300	0
Total Warrants (Cost $0)		0
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.2%		17,704
Total Short-Term Instruments (Cost $17,704)		17,704
Total Investments in Securities (Cost $9,209,005)		9,152,729
INVESTMENTS IN AFFILIATES 11.7%
SHORT-TERM INSTRUMENTS 11.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.7%
PIMCO Short-Term Floating NAV Portfolio III	120,036,681	1,183,442
Total Short-Term Instruments (Cost $1,180,150)		1,183,442
Total Investments in Affiliates (Cost $1,180,150)		1,183,442
Total Investments 101.7% (Cost $10,389,155)		$10,336,171
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $(23,874))		10,555
Other Assets and Liabilities, net (1.8)%		(182,541)
Net Assets 100.0%		$10,164,185

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	«					Security valued using significant unobservable inputs (Level 3).
	µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
	(a)					When-issued security.
	(b)					Payment in-kind security.
	(c)					Security is not accruing income as of the date of this report.
	(d)					Security did not produce income within the last twelve months.
	(e)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
	(f)					Contingent convertible security.
	(g)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
	Local Insight Media Holdings, Inc.				11/18/2011	$0	$112	0.00%
	NVHL S.A. 'A'				03/09/2012	488	0	0.00
	NVHL S.A. 'B'				03/09/2012	487	0	0.00
	NVHL S.A. 'C'				03/09/2012	487	0	0.00
	NVHL S.A. 'D'				03/09/2012	487	0	0.00
	NVHL S.A. 'E'				03/09/2012	487	0	0.00
	NVHL S.A. 'F'				03/09/2012	487	0	0.00
	NVHL S.A. 'G'				03/09/2012	487	0	0.00
	NVHL S.A. 'H'				03/09/2012	487	0	0.00
	NVHL S.A. 'I'				03/09/2012	487	0	0.00
	NVHL S.A. 'J'				03/09/2012	487	0	0.00
						$4,871	$112	0.00%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(h)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$17,704	U.S. Treasury Notes 1.875% due 04/30/2022	$(18,058)	$17,704	$17,704
Total Repurchase Agreements						$(18,058)	$17,704	$17,704
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)				Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.250)%				03/17/2020	TBD(2)	$(761)	$(760)
	(0.250)				03/25/2020	TBD(2)	(3,656)	(3,654)
	0.000				05/15/2020	TBD(2)	(23,599)	(23,599)
	0.000				06/10/2020	TBD(2)	(440)	(440)
Total Reverse Repurchase Agreements								$(28,453)
	(i)					Securities with an aggregate market value of $42,210 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
	(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(96,897) at a weighted average interest rate of 1.169%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

	(2)					Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin(4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)		Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024		$460,000	$(22,727)	$20,546		$(2,181)	$3,384	$0
Total Swap Agreements						$(22,727)	$20,546		$(2,181)	$3,384	$0
(k)	Securities with an aggregate market value of $74,434 and cash of $3,068 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $240 and liability of $(30) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered		Currency to be Received			Asset	Liability
HUS		07/2020	EUR	4,890		$5,449			$0	$(44)
		07/2020	GBP	917		1,137			1	0
		08/2020		$1,158		CHF	1,125		31	0
SCX		07/2020	EUR	41,804		$46,529			0	(438)
		08/2020		46,694		52,482			0	(17)
Total Forward Foreign Currency Contracts								$32		$(499)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	09/21/2020	$50,000	$(77)	$1,797	$1,720	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	09/21/2020	73,900	(141)	614	473	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	141,300	(224)	3,143	2,919	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	03/22/2021	50,000	(94)	1,310	1,216	0
FBF	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	09/21/2020	25,000	(55)	(40)	0	(95)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	13,100	(33)	(405)	0	(438)
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	03/22/2021	161,900	(348)	(494)	0	(842)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	45,000	(77)	1,889	1,812	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	03/22/2021	50,000	(98)	761	663	0
Total Swap Agreements								$(1,147)	$8,575	$8,803	$(1,375)
(m)

Securities with an aggregate market value of $3,325 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$437,277	$13,055	$450,332
Corporate Bonds & Notes
Banking & Finance	0	756,715	0	756,715
Industrials	12,050	6,795,999	0	6,808,049
Utilities	0	769,516	0	769,516
U.S. Treasury Obligations	0	348,290	0	348,290
Non-Agency Mortgage-Backed Securities	0	1,839	0	1,839
Asset-Backed Securities	0	172	0	172
Common Stocks
Information Technology	0	0	112	112
Short-Term Instruments
Repurchase Agreements	0	17,704	0	17,704
	$12,050	$9,127,512	$13,167	$9,152,729
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,183,442	$0	$0	$1,183,442
Total Investments	$1,195,492	$9,127,512	$13,167	$10,336,171
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,384	0	3,384
Over the counter	0	8,835	0	8,835
	$0	$12,219	$0	$12,219
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,874)	$0	$(1,874)
Total Financial Derivative Instruments	$0	$10,345	$0	$10,345
Totals	$1,195,492	$9,137,857	$13,167	$10,346,516

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
CORPORATE BONDS & NOTES 0.1%
UTILITIES 0.1%
Pacific Gas & Electric Co.
3.250% due 06/15/2023 ^(b)	$50	$55
3.300% due 03/15/2027 ^(b)	200	218
3.300% due 12/01/2027 ^(b)	100	109
3.500% due 10/01/2020 ^(b)	200	218
3.850% due 11/15/2023 ^(b)	150	167
5.125% due 11/15/2043 ^(b)	100	118
5.800% due 03/01/2037 ^(b)	200	239
6.050% due 03/01/2034 ^(b)	500	597
6.250% due 03/01/2039 ^(b)	200	239
6.350% due 02/15/2038 ^(b)	100	120
Pacific Gas and Electric Co. 4.250% due 08/01/2023	100	114
Total Corporate Bonds & Notes (Cost $1,831)		2,194
MUNICIPAL BONDS & NOTES 91.9%
ALABAMA 2.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	802
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	7,000	6,814
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	9,376
6.500% due 10/01/2053	11,550	13,413
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	11,000	15,156
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.966% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,954
1.016% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	2,940
		50,455
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	70
ARIZONA 0.4%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	2,071
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,703
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,394
		8,168
ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	8,500	8,486
CALIFORNIA 7.9%
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	11,750	12,591
5.000% due 08/01/2049	5,100	5,477
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,780	1,781
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 5.000% due 06/01/2049	1,000	1,160
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2047	5,000	5,514
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	23,750	27,889
California Municipal Finance Authority Revenue Bonds, Series 2008 7.000% due 10/01/2039	500	501
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,059

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

7.750% due 04/01/2031	605	639
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	1,024
California Municipal Finance Authority Revenue Bonds, Series 2018 4.000% due 12/31/2047	1,650	1,719
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	1,102
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	4,200	4,241
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	1,101
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,710
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	776
5.000% due 06/01/2046	2,590	2,647
5.000% due 06/01/2051	1,000	1,028
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,908
5.250% due 12/01/2056	5,850	6,301
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	7,256
5.500% due 12/01/2058	5,000	5,405
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	7,500	7,526
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,315
5.000% due 09/01/2034	1,300	1,370
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	1,000	1,003
Foothill-De Anza Community College District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 08/01/2036 (c)	9,000	6,399
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 5.500% due 01/15/2053	6,250	6,716
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,182
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	2,357
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	10,000	10,421
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,115
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,787
6.250% due 10/01/2040	1,000	1,191
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005 0.000% due 06/01/2045 (c)	49,000	9,366
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,653
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,755
Tustin Unified School District, California Special Tax Bonds, Series 2010 6.000% due 09/01/2040	500	505
		151,490
COLORADO 1.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	3,000	3,452
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	1,250	1,398
Colorado Health Facilities Authority Revenue Bonds, Series 2017 5.000% due 06/01/2031	3,760	4,844
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	5,000	5,367
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	7,752
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015 5.250% due 12/01/2030	500	514
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
5.750% due 12/01/2036	1,000	1,044
6.000% due 12/01/2046	1,470	1,536
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2045	1,250	1,270
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	880
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,763
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	750	751
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016 5.000% due 12/01/2036	850	867
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,530
7.500% due 12/15/2047	2,000	2,037

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

		36,005
CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2036	2,300	2,852
Connecticut State General Obligation Bonds, Series 2020
4.000% due 06/01/2036	1,800	2,095
4.000% due 06/01/2037	1,000	1,159
4.000% due 06/01/2039	1,200	1,381
		7,487
DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012 5.000% due 09/01/2042	425	440
DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	886
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001 6.500% due 05/15/2033	80	88
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2020 4.000% due 07/15/2045	5,000	5,856
		6,830
FLORIDA 3.2%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,097
8.000% due 10/01/2046	1,250	1,369
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052	4,365	2,644
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018 7.500% due 07/01/2053	1,000	801
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	6,265	7,540
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,412
Florida Development Finance Corp. Revenue Bonds, Series 2019 6.500% due 01/01/2049	4,500	3,977
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	104
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	1,982
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	3,000	3,358
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 5.000% due 10/01/2044	1,000	1,269
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (c)	1,000	701
0.000% due 10/01/2033 (c)	1,680	1,130
0.000% due 10/01/2035 (c)	1,250	773
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014 7.500% due 06/01/2049	1,000	1,064
Pompano Beach, Florida General Obligation Bonds, Series 2018 4.000% due 07/01/2043	6,000	6,980
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	8,468
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	1,315	1,164
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (e)	3,000	3,496
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010 5.875% due 08/01/2040	1,500	1,507
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	484
0.000% due 09/01/2041 (c)	1,000	461
4.000% due 07/01/2045	3,000	3,318
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014 5.750% due 05/01/2031	1,620	1,767
		60,866
GEORGIA 4.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	1,600	1,331
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2032	1,000	1,284
5.000% due 07/01/2034	1,000	1,268
5.000% due 07/01/2036	1,650	2,065
5.000% due 07/01/2038	1,000	1,238
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	9,624
4.125% due 11/01/2045	2,000	2,171

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	7,315	8,844
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.125% due 03/01/2052	1,620	1,447
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	17,335	18,888
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,415	7,897
6.655% due 04/01/2057	3,623	5,325
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,161
5.000% due 01/01/2049	11,000	12,846
5.000% due 01/01/2059	2,000	2,308
5.000% due 01/01/2063	3,300	3,827
		82,524
ILLINOIS 11.1%
Belleville, Illinois Tax Allocation Bonds, Series 2007 5.700% due 05/01/2036	1,000	935
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,659
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2046	6,000	6,285
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2031	4,045	4,413
5.000% due 12/01/2032	4,000	4,336
5.000% due 12/01/2046	7,000	7,370
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,169
Chicago Board of Education, Illinois General Obligation Notes, Series 2019
0.000% due 12/01/2025 (c)	2,640	2,120
0.000% due 12/01/2026 (c)	2,700	2,063
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2039	4,000	4,795
5.000% due 01/01/2048	9,300	11,079
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2037	7,035	7,515
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	3,350	3,552
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2030	890	932
5.250% due 01/01/2033	4,250	4,506
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2033	6,000	6,456
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,521
6.000% due 01/01/2038	8,000	9,044
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	471
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,651
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,802
Illinois Finance Authority Revenue Bonds, Series 2017
4.250% due 12/01/2027 ^(b)	25	7
5.000% due 02/15/2037	2,720	2,249
5.000% due 12/01/2037 ^(b)	3,200	883
5.125% due 02/15/2045	3,000	2,326
5.250% due 12/01/2052 ^(b)	4,860	1,341
6.250% due 12/01/2052 ^(b)	1,480	30
Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 12/01/2043 ^(b)	1,750	1,050
5.000% due 12/01/2053 ^(b)	1,250	750
5.800% due 12/01/2053 ^(b)	970	42
Illinois Finance Authority Revenue Bonds, Series 2019
2.450% due 10/01/2039	2,000	2,159
5.000% due 11/01/2035	900	905
5.000% due 11/01/2040	1,100	1,087
5.000% due 11/01/2049	1,700	1,627
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2039	5,370	6,131
Illinois State General Obligation Bonds, (AGM Insured), Series 2016 4.000% due 02/01/2031	1,500	1,595
Illinois State General Obligation Bonds, Series 2010 5.000% due 01/01/2022	1,740	1,743
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	2,550	2,712
5.000% due 02/01/2026	2,000	2,113
5.250% due 02/01/2029	845	889
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,920
4.000% due 06/01/2032	3,170	3,142
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,081
5.000% due 12/01/2038	1,000	1,065

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,093
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	2,864
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	5,000	5,234
5.000% due 11/01/2025	4,195	4,544
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,705
Illinois State General Obligation Notes, Series 2019 5.000% due 11/01/2026	10,000	10,906
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	3,026
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,305
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	3,500	3,323
3.000% due 06/15/2033	2,785	2,560
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	5,190	5,434
Illinois State Revenue Notes, Series 2016
1.900% due 06/15/2022	3,530	3,416
4.000% due 06/15/2025	155	164
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2031	2,000	2,575
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,940
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 06/15/2035 (c)	5,000	2,774
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	1,410
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	3,500	4,030
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.957% due 01/01/2032	2,000	2,026
3.057% due 01/01/2034	5,000	5,045
3.107% due 01/01/2035	10,000	9,937
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	813
		212,645
INDIANA 1.7%
Allen County, Indiana Revenue Bonds, Series 2017 6.875% due 01/15/2052	2,300	1,778
Chesterton, Indiana Revenue Bonds, Series 2016 6.125% due 01/15/2034	2,000	1,546
Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	4,000	4,116
5.000% due 07/01/2040	375	375
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	25,300	22,116
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,092
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	830	877
		31,900
IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	4
5.400% due 11/15/2046 ^	1,914	1,923
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	1,400	1,401
		3,328
KANSAS 0.2%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,729	858
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	482
5.250% due 12/01/2036	500	484
5.375% due 12/01/2046	1,125	1,058
Wyandotte County-Kansas City Unified Government Revenue Bonds, Series 2018 4.500% due 06/01/2040	1,140	1,092
		3,974
KENTUCKY 1.0%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,546
6.250% due 11/15/2046	1,150	757

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,198
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	6,505	7,327
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2037	1,250	1,367
4.000% due 11/01/2038	350	382
5.000% due 11/01/2032	2,815	3,311
Kentucky State Property & Building Commission Revenue Notes, Series 2019 5.000% due 11/01/2023	1,555	1,742
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	1,074
		19,704
LOUISIANA 1.3%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	7,000	7,856
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	1,000	1,053
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	5,600	6,578
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,883
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	3,320	3,294
2.100% due 06/01/2037	1,540	1,507
		25,171
MAINE 0.4%
Finance Authority of Maine Revenue Bonds, Series 2017 5.375% due 12/15/2033 ^(b)	2,000	1,100
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	5,762
		6,862
MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 11/15/2051	2,500	2,661
MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	4,165
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009 6.000% due 01/01/2028	175	175
		4,340
MICHIGAN 3.0%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	7,005	8,929
Flint Hospital Building Authority, Michigan Revenue Bonds, Series 2010 7.000% due 07/01/2030	5,735	5,735
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007 5.000% due 11/01/2036	1,200	1,096
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,803
5.000% due 07/01/2033	2,000	2,260
5.000% due 07/01/2044	4,500	4,914
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	3,000	3,490
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,908
4.000% due 12/01/2049	4,145	4,644
Michigan Finance Authority Revenue Notes, Series 2014 3.875% due 10/01/2023	3,000	3,106
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007 6.500% due 09/01/2037 ^(b)	920	718
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	43,000	4,973
0.000% due 06/01/2058 (c)	145,250	5,791
		58,367
MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	866
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	5,000	5,607
St Paul Park, Minnesota Revenue Bonds, Series 2018
4.375% due 05/01/2048	600	567

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 05/01/2053	2,500	2,522
		9,562
MISSOURI 0.2%
Ferguson, Missouri Certificates of Participation Notes, Series 2013 2.625% due 04/01/2023	335	327
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	211
5.550% due 10/01/2036	45	35
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,414
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,420	2,669
		4,656
MONTANA 0.1%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	58
Kalispell, Montana Revenue Bonds, Series 2017 5.250% due 05/15/2047	1,500	1,436
		1,494
NEBRASKA 0.3%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,378
NEVADA 0.8%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020 4.000% due 06/15/2039	1,415	1,643
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,600	3,401
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,500	2,100
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	4,168
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	41,500	4,601
		15,913
NEW HAMPSHIRE 0.5%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,000	8,639
NEW JERSEY 3.5%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017 5.000% due 03/01/2037	1,500	1,790
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,190	1,351
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,629
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,783
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	17,000	20,117
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,250	2,632
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2045	4,950	6,037
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,646
5.250% due 06/15/2041	1,000	1,075
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	2,000	2,396
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,683
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2030	5,065	6,285
5.000% due 06/01/2046	7,205	7,915
5.250% due 06/01/2046	4,000	4,663
		67,002
NEW MEXICO 0.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 0.120% due 08/01/2034	5,000	5,000

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	5,000	5,884
		10,884
NEW YORK 12.8%
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	3,000	3,082
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,826
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 5.000% due 11/15/2044	6,000	7,151
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,102
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
5.000% due 05/15/2022	13,500	14,102
5.000% due 09/01/2022	4,000	4,205
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,735	9,803
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	6,500	6,768
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,085
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 0.120% due 02/01/2045	19,125	19,125
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.120% due 08/01/2042	30,765	30,765
5.000% due 08/01/2036	6,555	8,169
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	4,000	4,679
New York City, General Obligation Bonds, Series 2018 4.000% due 12/01/2041	3,000	3,407
New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	75,600	5,004
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (c)	42,000	2,117
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,500	7,869
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	13,675	14,195
5.375% due 11/15/2040	4,000	4,152
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	5,000	5,793
4.000% due 11/15/2060	2,500	2,887
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	500
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	4,440	5,109
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	6,000	6,798
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	4,625	5,884
5.000% due 03/15/2042	4,000	4,950
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	3,500	4,130
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 08/01/2031	8,000	8,014
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,000	4,292
5.000% due 01/01/2033	6,750	7,239
5.000% due 01/01/2036	1,500	1,609
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	9,565	9,890
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,242
5.000% due 01/01/2028	1,000	1,073
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2059	3,500	3,845
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (c)	20,000	1,651
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,578
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	9,529
5.000% due 06/01/2034	1,500	1,760
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	887
5.250% due 09/15/2053	2,500	2,177
		246,443
NORTH CAROLINA 0.4%
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 07/01/2049	7,540	8,400

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

OHIO 5.2%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,500	7,670
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	3,175	3,535
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	106,375	14,795
4.000% due 06/01/2048	8,500	9,201
5.000% due 06/01/2055	18,600	19,616
Butler County, Ohio Port Authority Revenue Bonds, Series 2017 6.500% due 01/15/2052	2,000	1,546
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,104
5.000% due 12/01/2035	1,200	1,131
5.000% due 12/01/2037	650	613
5.000% due 12/01/2039	1,425	1,340
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047	6,000	6,543
Hamilton County, Ohio Revenue Bonds, Series 2012 5.500% due 06/01/2042	5,000	5,495
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017 6.750% due 12/01/2052	1,750	1,284
Montgomery County, Ohio Revenue Bonds, Series 2018 6.000% due 04/01/2038	2,985	1,794
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	6,495	6,559
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,635
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 2.875% due 02/01/2026	5,000	5,067
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,500	3,530
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2033 (e)	5,000	5,747
		100,205
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,750	1,739
Oklahoma Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2048	3,000	3,343
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	6
		5,092
OREGON 1.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,544
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	362
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	7,500	5,157
Oregon State Facilities Authority Revenue Bonds, Series 2010 6.375% due 09/01/2040	200	202
Oregon State Facilities Authority Revenue Bonds, Series 2020 5.000% due 10/01/2040 (a)	1,750	2,120
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	7,500	9,628
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2034 (a)(d)	3,000	3,826
0.000% due 06/15/2035 (a)(d)	2,425	3,065
		25,904
PENNSYLVANIA 4.3%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2047	16,500	16,751
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,500	8,182
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,233
5.000% due 06/01/2035	4,000	4,865
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,496
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	6,000	7,046
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2039	8,000	9,205
4.000% due 04/01/2050 (e)	9,000	10,031
5.000% due 04/01/2043	2,000	2,444

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,689
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	2,349
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.161% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	1,990
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.250% due 01/01/2032	475	484
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.000% due 07/01/2043	400	400
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 06/01/2036	5,750	6,616
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,587
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	754
		82,122
PUERTO RICO 6.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,745	1,221
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006 5.000% due 07/01/2035 ^(b)	3,400	2,388
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.125% due 07/01/2028 ^(b)	560	390
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 6.500% due 07/01/2040 ^(b)	4,000	2,815
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	6,700	4,221
5.500% due 07/01/2039 ^(b)	6,000	3,937
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	2,000	1,205
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^(b)	15,700	10,480
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.125% due 07/01/2047	2,495	2,496
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	5,000	5,112
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
6.200% due 07/01/2039 ^(b)	5,000	962
6.300% due 07/01/2038 ^(b)	2,000	385
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	2,895	2,895
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,159
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003 5.500% due 07/01/2020 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021 ^(b)	505	352
5.000% due 07/01/2022 ^(b)	50	35
5.000% due 07/01/2026 ^(b)	10	7
5.000% due 07/01/2032 ^(b)	8,285	5,779
5.000% due 07/01/2037 ^(b)	4,085	2,849
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	39
5.500% due 07/01/2020 ^(b)	10	7
5.500% due 07/01/2021 ^(b)	55	39
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	68
3.875% due 07/01/2023 ^(b)	75	51
4.375% due 07/01/2021 ^(b)	45	31
4.500% due 07/01/2023 ^(b)	15	10
4.600% due 07/01/2024 ^(b)	50	35
4.625% due 07/01/2025 ^(b)	35	24
4.750% due 07/01/2026 ^(b)	245	170
4.750% due 07/01/2027 ^(b)	50	35
5.000% due 07/01/2021 ^(b)	3,560	2,483
5.000% due 07/01/2022 ^(b)	35	24
5.000% due 07/01/2024 ^(b)	50	35
5.000% due 07/01/2025 ^(b)	25	17
5.000% due 07/01/2026 ^(b)	65	45
5.250% due 07/01/2021 ^(b)	5,830	4,081
5.250% due 07/01/2022 ^(b)	420	294
5.250% due 07/01/2025 ^(b)	25	18
5.250% due 07/01/2026 ^(b)	670	469
5.250% due 07/01/2027 ^(b)	3,640	2,549
5.250% due 07/01/2030 ^(b)	3,515	2,460
5.250% due 07/01/2031 ^(b)	30	21
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	7,420	5,175
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	14

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.500% due 07/01/2020 ^(b)	395	266
5.000% due 07/01/2020 ^(b)	3,830	2,662
5.250% due 07/01/2020 ^(b)	140	98
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	562	159
0.000% due 07/01/2051 (c)	65,500	13,378
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,550	1,561
4.784% due 07/01/2058	33,924	35,062
		127,082
RHODE ISLAND 0.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	1,907
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	2,500	2,665
		4,572
SOUTH CAROLINA 2.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2018 5.000% due 11/01/2048	4,270	5,037
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (e)	7,650	8,634
5.000% due 12/01/2046	4,000	4,910
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	200	219
5.784% due 12/01/2041	11,114	14,850
South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	5,040	5,640
South Carolina Public Service Authority Revenue Bonds, Series 2016 4.000% due 12/01/2041	200	215
		39,505
TENNESSEE 0.8%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,973
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.375% due 10/01/2034	1,000	1,003
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	500	500
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	816
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	4,000	3,475
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,757
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,630	1,755
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	4,000	4,533
		15,812
TEXAS 6.2%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,888
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	507
9.000% due 03/01/2039	16,130	18,120
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011 6.000% due 01/01/2041	1,000	1,029
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010 6.125% due 12/01/2040	500	512
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 5.750% due 08/15/2041	1,000	1,060
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,314
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	7,200	7,244
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 4.750% due 11/15/2046	2,500	2,626
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011 6.500% due 05/15/2031	240	253
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/01/2027	1,750	1,823
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2037 (a)	3,000	3,645
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	2,071
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
5.250% due 07/01/2036	400	345

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.750% due 07/01/2051	1,000	838
7.000% due 07/01/2051	1,450	1,227
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	105	97
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	500	572
4.000% due 08/15/2035 (e)	1,300	1,476
4.000% due 08/15/2036 (e)	1,100	1,241
4.000% due 08/15/2037 (e)	1,500	1,683
4.000% due 08/15/2040 (e)	4,600	5,080
5.000% due 01/01/2042	500	476
5.000% due 01/01/2047	1,500	1,412
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	380
5.000% due 12/01/2054	250	255
North Texas Tollway Authority Revenue Bonds, Series 2010 6.250% due 02/01/2023	1,000	1,002
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	5,925	7,059
5.000% due 01/01/2048	4,000	4,594
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	5,613
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	3,125	3,222
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	4,500	4,481
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,005
5.500% due 01/01/2032	500	507
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	92
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2048	5,000	5,673
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,123
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 4.000% due 12/31/2037	3,000	3,308
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	3,783	3,798
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	6,500	7,288
University of North Texas System Revenue Bonds, Series 2017 5.000% due 04/15/2038	5,000	6,063
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,036
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,974
		120,012
UTAH 0.1%
Utah County, Utah Revenue Bonds, Series 2007 5.625% due 07/15/2037	1,285	1,286
VIRGINIA 0.3%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	10
6.000% due 06/01/2043	2,431	2,416
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	540	416
6.050% due 03/01/2054 ^(b)	584	107
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,304
Virginia Small Business Financing Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,022
		6,275
WASHINGTON 1.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	6,390	7,321
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,730	2,946
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2050 (a)	1,200	1,310
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	5,000	5,068
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (e)	3,500	4,434
5.000% due 10/01/2032 (e)	3,000	3,776
5.000% due 10/01/2033 (e)	3,500	4,384

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	1,146
		30,385
WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	114,510	5,781
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,610	2,954
		8,735
WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015 6.500% due 07/01/2050	1,750	1,078
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	777
7.000% due 11/01/2046	3,500	4,033
7.000% due 01/01/2050	4,750	4,372
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,826
6.375% due 01/01/2048	8,930	7,746
7.000% due 07/01/2048	5,000	5,349
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	4,694
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,271
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	3,000	3,338
		38,484
Total Municipal Bonds & Notes (Cost $1,710,737)		1,765,615
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		717
Total Short-Term Instruments (Cost $717)		717
Total Investments in Securities (Cost $1,713,285)		1,768,526
	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	23,996,147	236,578
Total Short-Term Instruments (Cost $236,247)		236,578
Total Investments in Affiliates (Cost $236,247)		236,578
Total Investments 104.3% (Cost $1,949,532)		$2,005,104
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		786
Other Assets and Liabilities, net (4.3)%		(83,563)
Net Assets 100.0%		$1,922,327

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$717	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(731)		$717	$717
Total Repurchase Agreements								$(731)		$717	$717
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive(1)	New Jersey Economic Development Authority «	N/A	0.835% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$17,555	$0	$786	$786	$0
Total Swap Agreements								$0	$786	$786	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Utilities					$0		$2,194	$0		$2,194
Municipal Bonds & Notes
Alabama					0		50,455	0		50,455
Alaska					0		70	0		70
Arizona					0		8,168	0		8,168
Arkansas					0		8,486	0		8,486
California					0		151,490	0		151,490
Colorado					0		36,005	0		36,005
Connecticut					0		7,487	0		7,487
Delaware					0		440	0		440
District of Columbia					0		6,830	0		6,830
Florida					0		60,866	0		60,866
Georgia					0		82,524	0		82,524
Illinois					0		212,645	0		212,645
Indiana					0		31,900	0		31,900

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Iowa	0	3,328	0	3,328
Kansas	0	3,974	0	3,974
Kentucky	0	19,704	0	19,704
Louisiana	0	25,171	0	25,171
Maine	0	6,862	0	6,862
Maryland	0	2,661	0	2,661
Massachusetts	0	4,340	0	4,340
Michigan	0	58,367	0	58,367
Minnesota	0	9,562	0	9,562
Missouri	0	4,656	0	4,656
Montana	0	1,494	0	1,494
Nebraska	0	5,378	0	5,378
Nevada	0	15,913	0	15,913
New Hampshire	0	8,639	0	8,639
New Jersey	0	67,002	0	67,002
New Mexico	0	10,884	0	10,884
New York	0	246,443	0	246,443
North Carolina	0	8,400	0	8,400
Ohio	0	100,205	0	100,205
Oklahoma	0	5,092	0	5,092
Oregon	0	25,904	0	25,904
Pennsylvania	0	82,122	0	82,122
Puerto Rico	0	127,082	0	127,082
Rhode Island	0	4,572	0	4,572
South Carolina	0	39,505	0	39,505
Tennessee	0	15,812	0	15,812
Texas	0	120,012	0	120,012
Utah	0	1,286	0	1,286
Virginia	0	6,275	0	6,275
Washington	0	30,385	0	30,385
West Virginia	0	8,735	0	8,735
Wisconsin	0	38,484	0	38,484
Short-Term Instruments
Repurchase Agreements	0	717	0	717
	$0	$1,768,526	$0	$1,768,526
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$236,578	$0	$0	$236,578
Total Investments	$236,578	$1,768,526	$0	$2,005,104
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$786	$786
Total Financial Derivative Instruments	$0	$0	$786	$786
Totals	$236,578	$1,768,526	$786	$2,005,890

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
CDRH Parent, Inc. 9.387% (LIBOR03M + 8.000%) due 07/01/2022 ~		$2,000	$167
Diamond (BC) BV 3.760% (LIBOR03M + 3.000%) due 09/06/2024 ~		992	916
Petco Animal Supplies, Inc. 4.250% (LIBOR03M + 3.250%) due 01/26/2023 ~		982	804
Serta Simmons Bedding LLC 4.520% - 4.635% (LIBOR03M + 3.500%) due 11/08/2023 ~		982	247
Starfruit Finco BV 3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		995	938
Welbilt, Inc. 2.678% (LIBOR03M + 2.500%) due 10/23/2025 «~		750	649
Total Loan Participations and Assignments (Cost $6,259)			3,721
CORPORATE BONDS & NOTES 88.1%
BANKING & FINANCE 5.6%
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027		1,000	998
CIT Group, Inc. 5.000% due 08/01/2023		500	511
FCE Bank PLC 1.875% due 06/24/2021	EUR	500	551
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •		1,000	1,024
0.080% due 12/01/2021 •		1,000	1,058
0.410% due 12/01/2024 •		1,000	948
4.063% due 11/01/2024		$500	478
5.125% due 06/16/2025		500	503
5.584% due 03/18/2024		1,000	1,012
5.596% due 01/07/2022		500	505
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		1,000	1,010
HUB International Ltd. 7.000% due 05/01/2026		1,000	1,001
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		2,000	2,079
MGM Growth Properties Operating Partnership LP 4.500% due 01/15/2028		1,000	977
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(g)		1,500	2,173
Springleaf Finance Corp.
5.375% due 11/15/2029		750	710
7.125% due 03/15/2026		500	518
7.750% due 10/01/2021		1,025	1,069
USI, Inc. 6.875% due 05/01/2025		1,500	1,518
			18,643
INDUSTRIALS 76.5%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022		1,500	41
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		750	755
Adient Global Holdings Ltd.
3.500% due 08/15/2024	EUR	500	501
4.875% due 08/15/2026		$1,000	829
ADT Security Corp. 4.875% due 07/15/2032		500	457
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023		2,000	1,847
Air Methods Corp. 8.000% due 05/15/2025		250	177
Albertsons Cos., Inc.
4.875% due 02/15/2030		500	512
5.875% due 02/15/2028		750	775
Altice Financing S.A.
3.000% due 01/15/2028	EUR	500	518
7.500% due 05/15/2026		$500	525

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Altice France Holding S.A.
4.000% due 02/15/2028	EUR	375	382
6.000% due 02/15/2028		$1,000	951
8.000% due 05/15/2027	EUR	500	594
10.500% due 05/15/2027		$500	553
Altice France S.A.
5.500% due 01/15/2028		500	506
7.375% due 05/01/2026		1,000	1,045
8.125% due 02/01/2027		750	822
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,000	973
Aramark Services, Inc. 5.000% due 04/01/2025		1,000	988
Ardagh Packaging Finance PLC
4.125% due 08/15/2026		500	496
5.250% due 08/15/2027		1,000	983
Ascend Learning LLC 6.875% due 08/01/2025		2,000	2,022
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,049
Associated Materials LLC 9.000% due 01/01/2024		$2,250	1,937
Atotech Alpha BV 6.250% due 02/01/2025		500	495
Atotech Alpha BV (8.750% Cash or 9.500% PIK) 8.750% due 06/01/2023 (b)		1,000	1,001
Avantor, Inc. 4.750% due 10/01/2024	EUR	1,000	1,162
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		$1,000	972
5.000% due 10/15/2025		1,000	997
Banijay Group S.A.S. 6.500% due 03/01/2026	EUR	1,000	1,012
Bausch Health Cos., Inc.
5.250% due 01/30/2030		$625	594
5.500% due 11/01/2025		1,000	1,023
7.000% due 01/15/2028		1,000	1,032
7.250% due 05/30/2029		1,000	1,051
9.000% due 12/15/2025		1,000	1,078
BCD Acquisition, Inc. 9.625% due 09/15/2023		500	479
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025		2,250	2,014
Bombardier, Inc.
7.500% due 12/01/2024		1,000	653
7.500% due 03/15/2025		1,000	656
8.750% due 12/01/2021		1,000	817
Boxer Parent Co., Inc.
6.500% due 10/02/2025	EUR	500	581
7.125% due 10/02/2025		$250	263
9.125% due 03/01/2026		250	260
Brand Industrial Services, Inc. 8.500% due 07/15/2025		1,000	903
Buckeye Partners LP
4.125% due 03/01/2025		375	361
4.500% due 03/01/2028		250	236
Builders FirstSource, Inc. 5.000% due 03/01/2030		500	471
Caesars Resort Collection LLC 5.250% due 10/15/2025		1,500	1,307
California Resources Corp. 8.000% due 12/15/2022		250	11
Callon Petroleum Co. 6.375% due 07/01/2026		1,000	334
Camelot Finance S.A. 4.500% due 11/01/2026		1,000	1,000
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	1,000	1,067
CCO Holdings LLC
4.500% due 08/15/2030		$1,000	1,024
5.125% due 05/01/2027		250	259
5.750% due 02/15/2026		3,000	3,110
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025 (a)		250	261
Cellnex Telecom S.A. 1.000% due 04/20/2027	EUR	500	538
Cenovus Energy, Inc.
5.250% due 06/15/2037		$375	325
6.750% due 11/15/2039		500	492
Centene Corp. 4.625% due 12/15/2029		1,000	1,061
Centennial Resource Production LLC 5.375% due 01/15/2026		1,000	534
CeramTec BondCo GmbH 5.250% due 12/15/2025	EUR	2,500	2,750

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

CF Industries, Inc. 5.150% due 03/15/2034		$1,500	1,607
Chemours Co. 5.375% due 05/15/2027		500	453
Cheniere Energy Partners LP
4.500% due 10/01/2029		1,000	1,013
5.250% due 10/01/2025		1,000	998
5.625% due 10/01/2026		500	497
Chobani LLC 7.500% due 04/15/2025		1,000	968
Cirsa Finance International SARL
4.750% due 05/22/2025	EUR	500	495
6.250% due 12/20/2023		500	514
Clarios Global LP
4.375% due 05/15/2026		1,500	1,671
8.500% due 05/15/2027		$500	504
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		1,000	930
Colfax Corp. 6.000% due 02/15/2024		500	517
Colt Merger Sub, Inc.
6.250% due 07/01/2025 (a)		250	249
8.125% due 07/01/2027 (a)		1,000	975
CommScope Technologies LLC
6.000% due 06/15/2025		750	726
CommScope, Inc.
6.000% due 03/01/2026		500	514
7.125% due 07/01/2028 (a)		500	501
8.250% due 03/01/2027 (k)		575	592
Community Health Systems, Inc.
6.250% due 03/31/2023		1,000	944
6.875% due 02/01/2022		500	402
8.000% due 03/15/2026		500	473
8.125% due 06/30/2024		1,000	673
8.625% due 01/15/2024		750	736
Comstock Resources, Inc. 7.500% due 05/15/2025		500	457
Continental Resources, Inc.
3.800% due 06/01/2024		500	473
4.375% due 01/15/2028		500	441
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)		1,000	1,005
Core & Main LP 6.125% due 08/15/2025		2,500	2,499
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026		2,000	2,021
Corp. GEO S.A.B. de C.V. 9.250% due 06/30/2020 ^«		2,000	0
Coty, Inc. 6.500% due 04/15/2026		1,000	853
CSC Holdings LLC
5.750% due 01/15/2030		1,000	1,046
5.875% due 09/15/2022		1,000	1,047
6.500% due 02/01/2029		1,000	1,094
DaVita, Inc. 4.625% due 06/01/2030		500	498
DCP Midstream Operating LP
5.375% due 07/15/2025		500	498
5.625% due 07/15/2027		500	505
Dealer Tire LLC 8.000% due 02/01/2028		500	464
Dell, Inc. 7.100% due 04/15/2028		1,000	1,181
Denbury Resources, Inc.
5.500% due 05/01/2022		268	21
7.750% due 02/15/2024		500	192
Diamond BC BV 5.625% due 08/15/2025	EUR	1,500	1,606
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039 ^(c)		$500	53
7.875% due 08/15/2025 ^(c)		500	53
Diamond Sports Group LLC
5.375% due 08/15/2026		1,000	730
6.625% due 08/15/2027		500	269
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000% due 04/01/2025 (b)		154	42
DISH DBS Corp.
5.875% due 07/15/2022		500	510
5.875% due 11/15/2024		500	498
7.750% due 07/01/2026		750	796
DKT Finance ApS 7.000% due 06/17/2023	EUR	1,000	1,122
Dun & Bradstreet Corp.
6.875% due 08/15/2026		$1,000	1,062
10.250% due 02/15/2027		1,750	1,947

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Edgewell Personal Care Co. 5.500% due 06/01/2028		500	515
Endo Dac
6.000% due 06/30/2028		982	638
9.500% due 07/31/2027		706	750
Energizer Holdings, Inc. 4.750% due 06/15/2028 (a)		1,000	983
Envision Healthcare Corp. 8.750% due 10/15/2026		1,500	718
EQM Midstream Partners LP 4.000% due 08/01/2024		1,000	949
EQT Corp.
3.000% due 10/01/2022		500	467
6.125% due 02/01/2025		250	250
F-Brasile SpA 7.375% due 08/15/2026		1,000	772
Flex Acquisition Co., Inc.
6.875% due 01/15/2025		1,000	968
7.875% due 07/15/2026		1,000	973
Freeport-McMoRan, Inc.
4.125% due 03/01/2028		500	486
5.400% due 11/14/2034		1,750	1,735
Gap, Inc.
8.625% due 05/15/2025		500	532
8.875% due 05/15/2027		750	808
GCP Applied Technologies, Inc. 5.500% due 04/15/2026		1,000	1,001
Getty Images, Inc. 9.750% due 03/01/2027		1,000	946
GFL Environmental, Inc.
5.125% due 12/15/2026		1,000	1,037
7.000% due 06/01/2026		300	313
Global Marine, Inc. 7.000% due 06/01/2028		1,000	463
Golden Nugget, Inc. 6.750% due 10/15/2024		500	360
Griffon Corp. 5.750% due 03/01/2028		500	495
Grifols S.A. 2.250% due 11/15/2027	EUR	1,000	1,108
Gulfport Energy Corp.
6.375% due 05/15/2025		$250	126
6.625% due 05/01/2023		250	150
H-Food Holdings LLC 8.500% due 06/01/2026		2,000	1,872
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026		1,000	909
Hanesbrands, Inc. 5.375% due 05/15/2025		750	760
HCA, Inc.
3.500% due 09/01/2030		750	723
5.375% due 02/01/2025		1,250	1,343
High Ridge Brands Co. 8.875% due 03/15/2025 ^(c)		1,750	44
Hilton Domestic Operating Co., Inc. 5.125% due 05/01/2026		1,000	999
Howmet Aerospace, Inc. 5.950% due 02/01/2037		1,000	1,039
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	924
6.375% due 05/01/2026		250	248
8.375% due 05/01/2027		1,000	918
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		250	246
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	510
Immucor, Inc. 11.125% due 02/15/2022		1,500	1,346
Indigo Natural Resources LLC 6.875% due 02/15/2026		1,000	933
Innophos Holdings, Inc. 9.375% due 02/15/2028		500	492
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)		500	286
8.500% due 10/15/2024 ^(c)		500	302
9.750% due 07/15/2025 ^(c)		1,000	616
International Game Technology PLC
3.500% due 07/15/2024	EUR	500	547
5.250% due 01/15/2029		$750	733
6.250% due 02/15/2022		575	582
IQVIA, Inc.
2.250% due 01/15/2028	EUR	1,500	1,623
2.875% due 06/15/2028		500	560
5.000% due 10/15/2026		$1,000	1,033
IRB Holding Corp.
6.750% due 02/15/2026		1,000	959

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

7.000% due 06/15/2025		500	515
Jagged Peak Energy LLC 5.875% due 05/01/2026		1,000	973
Jaguar Holding Co.
4.625% due 06/15/2025		500	510
5.000% due 06/15/2028		500	513
Jeld-Wen, Inc. 4.875% due 12/15/2027		1,000	966
KFC Holding Co. 5.250% due 06/01/2026		1,000	1,028
Kraft Heinz Foods Co.
4.250% due 03/01/2031		500	531
4.875% due 10/01/2049		250	255
5.000% due 07/15/2035		1,000	1,101
5.000% due 06/04/2042		1,125	1,187
5.200% due 07/15/2045		1,250	1,357
5.500% due 06/01/2050		250	267
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023		1,250	1,201
L Brands, Inc.
6.875% due 11/01/2035		500	418
9.375% due 07/01/2025		125	125
La Financiere Atalian SASU 5.125% due 05/15/2025	EUR	750	637
LABL Escrow Issuer LLC
6.750% due 07/15/2026		$1,000	1,043
10.500% due 07/15/2027		500	532
Lamb Weston Holdings, Inc. 4.875% due 11/01/2026		1,125	1,167
LifePoint Health, Inc. 4.375% due 02/15/2027		250	237
Manitowoc Co., Inc. 9.000% due 04/01/2026		1,000	993
Mattel, Inc. 6.750% due 12/31/2025		1,250	1,299
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024		500	492
7.250% due 04/15/2025		1,000	910
MEG Energy Corp. 7.125% due 02/01/2027		750	625
Merlin Entertainments Ltd. 5.750% due 06/15/2026		1,750	1,692
MGM Resorts International
5.750% due 06/15/2025		657	652
6.000% due 03/15/2023		500	506
Motion Bondco DAC 6.625% due 11/15/2027		500	436
MPH Acquisition Holdings LLC 7.125% due 06/01/2024		1,500	1,401
MSCI, Inc. 4.000% due 11/15/2029		1,000	1,022
Nabors Industries, Inc. 5.750% due 02/01/2025		1,000	409
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,000	1,158
4.375% due 11/15/2026		$250	261
4.875% due 04/15/2028		500	535
5.875% due 11/15/2028		1,000	1,139
6.375% due 05/15/2029		500	583
NEW Look Financing PLC (8.000% Cash and 4.000% PIK) 12.000% due 05/03/2024 (b)	GBP	390	60
Newell Brands, Inc. 4.875% due 06/01/2025		$500	525
Nexstar Broadcasting, Inc. 5.625% due 07/15/2027		1,000	1,003
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	1,500	1,671
Nidda Healthcare Holding GmbH 3.500% due 09/30/2024		1,750	1,945
Noble Holding International Ltd. 7.875% due 02/01/2026		$750	198
Novelis Corp.
4.750% due 01/30/2030		500	479
5.875% due 09/30/2026		1,000	1,001
Occidental Petroleum Corp.
1.398% (US0003M + 0.950%) due 02/08/2021 ~		750	739
1.842% (US0003M + 1.450%) due 08/15/2022 ~		1,500	1,381
2.600% due 08/13/2021		750	735
2.900% due 08/15/2024		500	428
4.400% due 08/15/2049		250	175
4.625% due 06/15/2045		500	353
5.550% due 03/15/2026		500	457
6.450% due 09/15/2036		500	431
6.600% due 03/15/2046		250	219
8.875% due 07/15/2030 (a)		375	375

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		2,500	2,547
7.375% due 06/01/2025		500	509
Pacific Drilling SA 8.375% due 10/01/2023		750	190
Pactiv LLC 7.950% due 12/15/2025		1,000	1,069
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		310	319
PDC Energy, Inc. 5.750% due 05/15/2026		1,000	913
Performance Food Group, Inc.
5.500% due 06/01/2024		125	124
5.500% due 10/15/2027		125	121
PetSmart, Inc.
5.875% due 06/01/2025		835	840
7.125% due 03/15/2023		2,000	1,976
Picasso Finance Sub, Inc. 6.125% due 06/15/2025		250	255
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500% due 12/01/2022 (b)		500	442
Post Holdings, Inc.
4.625% due 04/15/2030		500	492
5.000% due 08/15/2026		1,000	1,006
5.625% due 01/15/2028		1,000	1,037
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,025
6.250% due 01/15/2028		500	472
Radiate Holdco LLC 6.875% due 02/15/2023		1,000	1,016
Radiology Partners, Inc. 9.250% due 02/01/2028		500	473
Refinitiv U.S. Holdings, Inc.
6.875% due 11/15/2026	EUR	1,000	1,197
8.250% due 11/15/2026		$1,000	1,084
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		500	512
Revlon Consumer Products Corp. 6.250% due 08/01/2024		1,000	227
Rite Aid Corp.
6.125% due 04/01/2023		250	244
7.500% due 07/01/2025		500	501
Rockies Express Pipeline LLC 4.800% due 05/15/2030		750	697
Scientific Games International, Inc. 7.250% due 11/15/2029		1,000	802
Select Medical Corp. 6.250% due 08/15/2026		125	127
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		750	780
ServiceMaster Co. LLC 7.450% due 08/15/2027		1,000	1,086
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,099
7.875% due 05/15/2026		$1,200	1,197
Simmons Foods, Inc. 5.750% due 11/01/2024		1,000	953
Sirius XM Radio, Inc. 4.125% due 07/01/2030		1,000	990
Southwestern Energy Co. 7.500% due 04/01/2026		500	439
SPX FLOW, Inc. 5.875% due 08/15/2026		1,000	1,026
Standard Industries, Inc.
5.000% due 02/15/2027		1,000	1,015
6.000% due 10/15/2025		1,000	1,032
Staples, Inc.
7.500% due 04/15/2026		1,000	788
10.750% due 04/15/2027 (k)		750	459
Starfruit Finco BV
6.500% due 10/01/2026	EUR	500	570
8.000% due 10/01/2026		$1,000	1,027
Summer BC Holdco A SARL 9.250% due 10/31/2027	EUR	901	875
Summer BC Holdco B SARL 5.750% due 10/31/2026		250	268
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$750	753
Synthomer PLC 3.875% due 07/01/2025	EUR	500	572
T-Mobile USA, Inc.
4.750% due 02/01/2028		$1,000	1,058
6.500% due 01/15/2026		1,000	1,046
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,500	875

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Techem Verwaltungsgesellschaft 675 mbH 2.000% due 07/15/2025	EUR	500	538
Techem Verwaltungsgesellschaft mbH 6.000% due 07/30/2026		1,000	1,153
TEGNA, Inc.
5.000% due 09/15/2029		$1,000	943
5.500% due 09/15/2024		1,000	1,012
Teleflex, Inc. 4.250% due 06/01/2028		1,000	1,027
Tempo Acquisition LLC 6.750% due 06/01/2025		1,500	1,523
Tenet Healthcare Corp.
5.125% due 05/01/2025		500	483
6.750% due 06/15/2023		1,000	993
6.875% due 11/15/2031		1,000	899
8.125% due 04/01/2022		1,000	1,052
Top Gun Realisations PLC 6.500% due 07/01/2022 ^«(c)	GBP	1,000	0
TransDigm, Inc.
5.500% due 11/15/2027		$2,000	1,751
6.500% due 07/15/2024		500	482
Transocean Guardian Ltd. 5.875% due 01/15/2024		626	554
Transocean, Inc.
7.250% due 11/01/2025		1,000	560
7.500% due 04/15/2031		1,000	295
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		1,000	1,028
Triumph Group, Inc.
5.250% due 06/01/2022		1,000	859
7.750% due 08/15/2025		500	378
U.S. Foods, Inc.
5.875% due 06/15/2024		1,000	953
6.250% due 04/15/2025		375	383
U.S. Renal Care, Inc. 10.625% due 07/15/2027		1,500	1,549
Uber Technologies, Inc. 7.500% due 05/15/2025		750	759
Univision Communications, Inc. 5.125% due 02/15/2025		1,500	1,418
Valaris PLC
4.875% due 06/01/2022		500	57
5.850% due 01/15/2044 ^(c)		250	29
Vertical Holdco GmbH 7.625% due 07/15/2028 (a)		500	500
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027 (a)		500	500
Viking Cruises Ltd.
5.875% due 09/15/2027		1,000	598
13.000% due 05/15/2025		250	265
Virgin Media Finance PLC
3.750% due 07/15/2030	EUR	1,000	1,102
5.000% due 07/15/2030		$1,000	981
Virgin Media Secured Finance PLC 4.500% due 08/15/2030		1,000	1,003
VOC Escrow Ltd. 5.000% due 02/15/2028		500	372
Waste Pro USA, Inc. 5.500% due 02/15/2026		1,000	957
WESCO Distribution, Inc.
7.125% due 06/15/2025		500	529
7.250% due 06/15/2028		750	793
West Street Merger Sub, Inc. 6.375% due 09/01/2025		2,000	1,941
Western Midstream Operating LP
4.050% due 02/01/2030		1,325	1,280
5.250% due 02/01/2050		1,000	871
Williams Scotsman International, Inc. 6.875% due 08/15/2023		1,000	1,030
WMG Acquisition Corp. 3.875% due 07/15/2030		500	506
WPX Energy, Inc.
4.500% due 01/15/2030		500	443
5.250% due 10/15/2027		500	468
5.875% due 06/15/2028		500	480
8.250% due 08/01/2023		750	835
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	867
XPO Logistics, Inc. 6.250% due 05/01/2025		1,000	1,049
Yum! Brands, Inc. 6.875% due 11/15/2037		1,000	1,079
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		250	238
6.125% due 03/01/2028		1,000	974

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Ziggo Bond Co. BV 6.000% due 01/15/2027	1,500	1,527
Ziggo BV
4.875% due 01/15/2030	500	504
5.500% due 01/15/2027	899	915
		252,708
UTILITIES 6.0%
Calpine Corp.
4.500% due 02/15/2028	500	491
5.125% due 03/15/2028	750	735
CenturyLink, Inc.
6.450% due 06/15/2021	1,000	1,026
CrownRock LP 5.625% due 10/15/2025	1,000	899
Endeavor Energy Resources LP
5.500% due 01/30/2026	1,000	960
5.750% due 01/30/2028	1,000	962
6.625% due 07/15/2025	250	253
EP Energy LLC 7.750% due 05/15/2026 ^(c)	500	105
Frontier Communications Corp. 8.000% due 04/01/2027	500	508
Great Western Petroleum LLC 9.000% due 09/30/2021	500	305
Jonah Energy LLC 7.250% due 10/15/2025	1,000	132
NRG Energy, Inc. 6.625% due 01/15/2027	500	523
Parsley Energy LLC 5.250% due 08/15/2025	1,000	964
PG&E Corp.
5.000% due 07/01/2028	125	125
5.250% due 07/01/2030	250	252
Sprint Capital Corp. 8.750% due 03/15/2032	1,500	2,146
Sprint Corp.
7.625% due 02/15/2025	1,500	1,734
7.875% due 09/15/2023	1,000	1,127
Talen Energy Supply LLC 7.250% due 05/15/2027	750	748
Tallgrass Energy Partners LP 5.500% due 09/15/2024	1,000	906
Targa Resources Partners LP
5.875% due 04/15/2026	1,500	1,489
6.875% due 01/15/2029	625	657
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,129
Telecom Italia SpA 5.303% due 05/30/2024	500	522
TerraForm Power Operating LLC 5.000% due 01/31/2028	1,000	1,047
		19,745
Total Corporate Bonds & Notes (Cost $306,138)		291,096
CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.0%
Denbury Resources, Inc. 6.375% due 12/31/2024	402	46
Digicel Group Ltd. (5.000% Cash and 2.000% PIK) 7.000% due 07/15/2020 (b)(g)	230	20
		66
UTILITIES 0.1%
CHC Group LLC 0.000% due 10/01/2020 (f)(i)	538	107
Total Convertible Bonds & Notes (Cost $1,016)		173
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	51,501	54
iHeartMedia, Inc. «(d)	38	0
iHeartMedia, Inc. 'A' (d)	2,804	23
		77
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)	294,527	1

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

New Look Retails Holdings Ltd. «(d)(i)	2,502,987	19
		20
ENERGY 0.0%
CHC Group LLC «(d)	10,468	0
FINANCIALS 0.0%
DB Investors, Inc. «(d)(i)	1,620	1
HEALTH CARE 0.0%
Advanz Pharma Corp. Ltd. (d)	5,394	17
MATERIALS 0.1%
Hexion Holdings Corp. (d)(i)	13,610	92
Total Common Stocks (Cost $4,233)		207
WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. - Exp. 05/01/2039	18,264	152
FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(d)(i)	4,630	0
Total Warrants (Cost $441)		152
PREFERRED SECURITIES 0.7%
INDUSTRIALS 0.7%
Sequa Corp. (12.000% PIK) 12.000% «(b)	3,200	2,395
Total Preferred Securities (Cost $2,329)		2,395
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.1%		440
U.S. TREASURY BILLS 0.2%
0.133% due 08/27/2020 - 09/03/2020 (e)(f)(n)	602	602
Total Short-Term Instruments (Cost $1,042)		1,042
Total Investments in Securities (Cost $321,458)		298,786
	SHARES
INVESTMENTS IN AFFILIATES 6.2%
SHORT-TERM INSTRUMENTS 6.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%
PIMCO Short-Term Floating NAV Portfolio III	2,087,651	20,582
Total Short-Term Instruments (Cost $20,491)		20,582
Total Investments in Affiliates (Cost $20,491)		20,582
Total Investments 96.6% (Cost $341,949)		$319,368
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $259)		(334)
Other Assets and Liabilities, net 3.5%		11,531
Net Assets 100.0%		$330,565

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CHC Group LLC0.000% due 10/01/2020					02/02/2017	$525	$107	0.03%
DB Investors, Inc.					06/28/2019	6	1	0.00
DB Investors, Inc. - Exp. 01/18/2024					01/18/2024 - 06/28/2019	0	0	0.00
Hexion Holdings Corp.					01/05/2017	394	92	0.03
New Look Retails Holdings Ltd.					05/02/2019	85	19	0.01
						$1,010	$219	0.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$440	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(449)	$440	$440
Total Repurchase Agreements						$(449)	$440	$440
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC				1.400%	05/04/2020	TBD(2)	$(754)	$(756)
Total Reverse Repurchase Agreements								$(756)
(k)	Securities with an aggregate market value of $1,051 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(760) at a weighted average interest rate of 1.400%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$6,900	$271	$(304)	$(33)	$51	$0
Total Swap Agreements	$271	$(304)	$(33)	$51	$0
Cash of $1,113 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	07/2020	EUR	1,935	$2,172	$6	$(8)
07/2020	$2,429	EUR	2,145	0	(19)
CBK	07/2020	EUR	1,986	$2,234	4	(1)
HUS	07/2020	993	1,114	3	(5)
07/2020	GBP	242	300	0	0
JPM	07/2020	EUR	500	564	2	0
SCX	07/2020	28,285	31,481	0	(296)
08/2020	31,553	35,465	0	(11)
Total Forward Foreign Currency Contracts	$15	$(340)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	12/21/2020	$7,500	$(12)	$(48)	$0	$(60)
Total Swap Agreements	$(12)	$(48)	$0	$(60)
(n)

Securities with an aggregate market value of $340 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,072	$649	$3,721
Corporate Bonds & Notes
Banking & Finance	0	18,643	0	18,643
Industrials	1,000	251,708	0	252,708
Utilities	0	19,745	0	19,745
Convertible Bonds & Notes
Industrials	0	66	0	66
Utilities	0	107	0	107
Common Stocks
Communication Services	77	0	0	77
Consumer Discretionary	1	0	19	20
Financials	0	0	1	1
Health Care	17	0	0	17
Materials	92	0	0	92

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2020 (Unaudited)

Warrants
Communication Services	0	152	0	152
Preferred Securities
Industrials	0	0	2,395	2,395
Short-Term Instruments
Repurchase Agreements	0	440	0	440
U.S. Treasury Bills	0	602	0	602
	$1,187	$294,535	$3,064	$298,786
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,582	$0	$0	$20,582
Total Investments	$21,769	$294,535	$3,064	$319,368
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	51	0	51
Over the counter	0	15	0	15
	$0	$66	$0	$66
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(400)	$0	$(400)
Total Financial Derivative Instruments	$0	$(334)	$0	$(334)
Totals	$21,769	$294,201	$3,064	$319,034

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$44,628	$41,449
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	12,000	12,937
4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		$5,586	5,352
Alphabet Holding Co., Inc. 3.678% (LIBOR03M + 3.500%) due 09/26/2024 ~		7,712	7,270
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		49,841	48,122
American Builders & Contractors Supply Co., Inc. 2.178% (LIBOR03M + 2.000%) due 01/15/2027 ~		41,487	39,692
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		4,272	4,059
5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		29,908	28,431
Aramark Services, Inc. 1.928% (LIBOR03M + 1.750%) due 03/11/2025 ~		9,978	9,464
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		3,594	3,511
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		15,822	14,457
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		32,922	30,788
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(n)		23,631	23,335
Axalta Coating Systems U.S. Holdings, Inc. 2.058% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,650	3,513
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		3,150	2,993
Bausch Health Cos., Inc.
2.940% (LIBOR03M + 2.750%) due 11/27/2025 ~		16,472	15,950
3.190% (LIBOR03M + 3.000%) due 06/02/2025 ~		21,193	20,607
Beacon Roofing Supply, Inc. 2.428% (LIBOR03M + 2.250%) due 01/02/2025 ~		6,403	6,120
Britannia Property Owner LLC 5.150% (LIBOR03M + 3.200%) due 10/09/2021 «~(n)		47,500	47,574
BWAY Holding Co. 4.561% (LIBOR03M + 3.250%) due 04/03/2024 ~		9,477	8,558
Caesars Entertainment Operating Co. 2.178% (LIBOR03M + 2.000%) due 10/07/2024 ~		12,837	12,806
Caesars Resort Collection LLC
TBD% due 06/19/2025		59,021	55,659
2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		72,647	65,100
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~		3,383	3,283
Carnival Corp.
TBD% due 06/30/2025 «		208,220	201,973
TBD% due 06/30/2025	EUR	83,400	90,264
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		$45,611	41,196
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		27,879	26,368
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		10,829	10,437
Cheltenham LLC 5.500% (LIBOR03M + 3.650%) due 11/09/2021 «~(n)		62,000	56,658
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,917	5,394
Clear Channel Outdoor Holdings, Inc. 4.260% (LIBOR03M + 3.500%) due 08/21/2026 ~		11,712	10,687
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		32,256	30,724
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		5,692	5,443
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		15,662	14,934
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		12,985	12,677
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	18,808
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		48,918	48,135
Diamond (BC) BV 3.760% (LIBOR03M + 3.000%) due 09/06/2024 ~		5,216	4,816

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		70,905	62,928
Elanco Animal Health, Inc. TBD% due 02/04/2027		29,118	27,880
Emerald TopCo, Inc. 4.260% (LIBOR03M + 3.500%) due 07/24/2026 ~		6,257	6,057
Encina Private Credit LLC 4.514% (LIBOR03M + 3.514%) due 11/30/2025 «~		125,388	125,388
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		246,115	165,424
EyeCare Partners LLC
TBD% due 02/18/2027 µ		2,322	2,109
4.058% (LIBOR03M + 3.750%) due 02/05/2027 ~		9,949	9,037
Fidere Gestion De Vivienda 2.500% (EUR003M + 2.500%) due 04/19/2023 «~(n)	EUR	84,973	92,381
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~		$2,793	2,681
Forest City Enterprises LP 3.678% (LIBOR03M + 3.500%) due 12/08/2025 «~		23,700	22,278
Froneri International PLC
2.428% (LIBOR03M + 2.250%) due 01/29/2027 ~		24,622	23,247
2.625% (EUR003M + 2.625%) due 01/29/2027 ~	EUR	20,900	22,672
5.750% (EUR003M + 5.750%) due 01/31/2028 ~		1,150	1,283
Frontier Communications Corp. 5.350% - 6.000% (LIBOR03M + 3.750%) due 06/15/2024 ~		$17,927	17,550
Gardner Denver, Inc. 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		74	70
GHH Holdings Ltd. 2.532% (BP0003M + 1.850%) due 12/04/2024 «~(n)	GBP	75,000	89,113
Golden Nugget, Inc. 3.250% (LIBOR03M + 2.500%) due 10/04/2023 ~		$272	225
Gray Television, Inc. 2.673% (LIBOR03M + 2.500%) due 01/02/2026 ~		15,506	15,054
Grey Barn LLC 5.000% (LIBOR03M + 3.000%) due 09/09/2021 «~(n)		95,000	94,795
Grifols Worldwide Operations USA, Inc. 2.109% (LIBOR03M + 2.000%) due 11/15/2027 ~		3,352	3,237
HCA, Inc. 1.928% (LIBOR03M + 1.750%) due 03/13/2025 ~		10,427	10,245
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		124,261	116,494
Hotel (PL Property) Ltd. 2.568% (BP0003M + 1.900%) due 02/07/2023 «~(n)	GBP	54,000	66,001
Illuminate Buyer LLC TBD% due 06/16/2027		$7,100	7,007
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	56,160	61,071
Ingersoll Rand Co. Ltd. 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		$20,500	19,481
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		57,826	58,814
6.625% - 8.625% due 01/02/2024		7,520	7,554
8.000% (PRIME + 4.750%) due 11/27/2023 ~		115,844	115,952
6.625% - 8.625% (PRIME + 5.500%) due 01/02/2024 ~		8,166	8,213
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		7,233	6,707
Isla Vista Owner LLC 4.074% (LIBOR03M + 2.674%) due 05/09/2021 «~(n)		53,500	53,513
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		8,436	8,003
Kiinteisto oy Paulon Talo
2.300% (EUR003M + 2.300%) due 02/15/2021 «~(n)	EUR	39,524	44,241
2.350% (EUR003M + 2.350%) due 02/15/2021 «~(n)		27,218	30,466
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		$9,925	9,329
McDermott Technology Americas, Inc.
3.178% due 06/30/2025 «		2,402	2,222
4.178% due 06/30/2025 «		5,256	4,704
Meredith Corp. 3.260% (LIBOR03M + 2.500%) due 01/31/2025 ~		3,299	3,076
Messer Industrie GmbH 2.808% (LIBOR03M + 2.500%) due 03/01/2026 ~		14,204	13,579
MH Sub LLC 4.572% (LIBOR03M + 3.750%) due 09/13/2024 ~		16,721	16,032
Mission Broadcasting, Inc. 2.423% (LIBOR03M + 2.250%) due 01/17/2024 ~		1,945	1,853
Nascar Holdings, Inc. 2.930% (LIBOR03M + 2.750%) due 10/19/2026 ~		5,887	5,669
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		44,534	42,512
Neiman Marcus Group Ltd. LLC
TBD% due 05/08/2025 «		10,487	10,696
TBD% - 2.000% due 10/25/2023 ^(e)		240,728	60,798
14.000% (LIBOR03M + 12.750%) due 10/07/2020 «~µ		63,700	65,292
Nexstar Broadcasting, Inc. 2.434% (LIBOR03M + 2.250%) due 01/17/2024 ~		7,562	7,203

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Nielsen Finance LLC
2.180% (LIBOR03M + 2.000%) due 10/04/2023 ~		26,029	25,229
3.750% (EUR003M + 3.750%) due 06/05/2025 «~	EUR	3,900	4,360
5.750% (LIBOR03M + 3.750%) due 06/04/2025 ~		$6,900	6,857
Oasis West 3.440% (LIBOR03M + 3.250%) due 03/08/2022 «~(n)		201,292	196,787
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~		3,668	3,434
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		136,670	148,629
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		6,693	6,369
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		24,697	24,445
PG&E Corp.
TBD% due 04/16/2021 «		69,354	69,354
2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		566,046	564,277
Playtika Holding Corp. 7.072% (LIBOR03M + 6.000%) due 12/10/2024 ~		10,009	10,028
Prestige Brands, Inc. 2.178% (LIBOR03M + 2.000%) due 01/26/2024 ~		653	644
Project Bull 2.188% (LIBOR03M + 2.000%) due 03/11/2021 «~		150,315	150,127
PUG LLC 3.678% (LIBOR03M + 3.500%) due 02/12/2027 «~		7,275	6,402
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		54,850	54,754
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	143,870	158,961
3.428% (LIBOR03M + 3.250%) due 10/01/2025 ~		$180,659	176,978
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		10,700	10,025
Reynolds Consumer Products LLC 1.928% (LIBOR03M + 1.750%) due 02/04/2027 ~		12,269	11,832
Reynolds Group Holdings, Inc. 2.928% (LIBOR03M + 2.750%) due 02/05/2023 ~		5,512	5,274
RPI Intermediate Finance Trust 1.928% (LIBOR03M + 1.750%) due 02/11/2027 ~		10,963	10,740
SBA Senior Finance LLC 1.930% (LIBOR03M + 1.750%) due 04/11/2025 ~		4,802	4,623
Sequa Mezzanine Holdings LLC
6.000% (LIBOR03M + 5.000%) due 11/28/2021 ~		46,892	43,102
10% (LIBOR03M + 9.000%) due 04/28/2022 «~		14,440	10,541
Serta Simmons Bedding LLC 4.520% - 4.635% (LIBOR03M + 3.500%) due 11/08/2023 ~		5,031	1,265
Sierra Hamilton LLC 15.000% due 09/12/2023 «(l)		860	860
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	42,800	46,076
Sinclair Television Group, Inc. 2.690% (LIBOR03M + 2.500%) due 09/30/2026 ~		$12,282	11,753
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		27,939	27,389
SS&C Technologies Holdings Europe SARL 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		18,043	17,286
SS&C Technologies, Inc. 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		25,538	24,466
Starfruit Finco BV 3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		40,877	38,561
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		86,984	87,444
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	6,900	7,413
5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		$50,117	48,059
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		26,380	18,927
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		63,000	63,000
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(n)	EUR	261,671	280,830
Tronox Finance LLC 2.928% - 3.058% (LIBOR03M + 2.750%) due 09/23/2024 ~		$6,471	6,219
U.S. Renal Care, Inc. 5.178% (LIBOR03M + 5.000%) due 06/26/2026 ~		23,065	22,229
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		176,067	163,595
VFH Parent LLC 3.188% (LIBOR03M + 3.000%) due 03/01/2026 ~		3,685	3,599
VS Buyer LLC 3.428% (LIBOR03M + 3.250%) due 02/28/2027 «~		5,985	5,805
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		2,514	2,489
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)		10,200	6,630
Whatabrands LLC 2.925% (LIBOR03M + 2.750%) due 07/31/2026 ~		4,928	4,728

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		6,743	4,198
8.250% (PRIME + 5.000%) due 03/29/2021 «~		163,286	102,870
Wyndham Hotels & Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 05/30/2025 ~		12,969	12,295
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		94,713	90,081
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		19,131	17,559
Total Loan Participations and Assignments (Cost $5,943,613)			5,549,078
CORPORATE BONDS & NOTES 26.2%
BANKING & FINANCE 13.3%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		5,850	5,496
3.500% due 05/26/2022		1,300	1,287
4.125% due 07/03/2023		15,000	14,676
4.625% due 10/30/2020		23,312	23,414
5.000% due 10/01/2021		2,200	2,226
6.500% due 07/15/2025		16,040	16,822
AIB Group PLC
4.263% due 04/10/2025 •		130,445	139,118
4.750% due 10/12/2023		14,200	15,326
Aircastle Ltd. 5.125% due 03/15/2021		844	848
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	6,800	7,692
Ally Financial, Inc.
3.875% due 05/21/2024		$31,766	32,874
4.250% due 04/15/2021		12,842	13,076
4.625% due 05/19/2022		7,605	7,918
7.500% due 09/15/2020		5,278	5,330
8.000% due 11/01/2031		9,158	11,825
Ambac Assurance Corp. 5.100% due 12/31/2049 (k)		197	265
Ambac LSNI LLC 6.000% due 02/12/2023 •		123,132	121,976
American Campus Communities Operating Partnership LP 3.875% due 01/30/2031		3,200	3,361
American Tower Corp. 3.000% due 06/15/2023		1,514	1,615
Annington Funding PLC 2.646% due 07/12/2025	GBP	8,700	11,471
Aon Corp. 2.800% due 05/15/2030		$28,158	30,163
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	43,790	56,422
8.375% due 07/15/2023 (p)		24,460	31,516
8.625% due 07/15/2023		$200	209
Assurant, Inc. 4.200% due 09/27/2023		2,956	3,137
Athene Global Funding 4.000% due 01/25/2022		6,380	6,606
Aviation Capital Group LLC 2.875% due 01/20/2022		2,605	2,490
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		34,664	29,149
3.250% due 02/15/2027		9,076	7,351
5.125% due 10/01/2023		24,190	22,405
5.500% due 01/15/2023		34,244	32,261
Banco Bradesco S.A.
2.850% due 01/27/2023		41,207	40,705
3.200% due 01/27/2025		35,869	35,356
Banco BTG Pactual S.A. 4.500% due 01/10/2025		38,500	37,815
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	166,000	48,184
Banco Santander S.A.
2.431% (US0003M + 1.120%) due 04/12/2023 ~		$6,800	6,701
3.848% due 04/12/2023		10,200	10,859
Bank of America Corp.
0.947% (US0003M + 0.650%) due 06/25/2022 ~		9,385	9,392
3.419% due 12/20/2028 •		4,000	4,458
3.559% due 04/23/2027 •(p)		25,000	27,917
3.974% due 02/07/2030 •		7,000	8,151
4.083% due 03/20/2051 •		19,000	23,819
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(k)		11,215	11,692
Banque PSA Finance S.A. 5.750% due 04/04/2021		200	205
Barclays Bank PLC 7.625% due 11/21/2022 (m)		341,820	372,343

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Barclays PLC
1.500% due 09/03/2023	EUR	300	345
1.766% (US0003M + 1.380%) due 05/16/2024 ~		$79,200	78,505
1.822% (US0003M + 1.430%) due 02/15/2023 ~		41,300	41,195
2.936% (US0003M + 1.625%) due 01/10/2023 ~		22,000	22,063
3.125% due 01/17/2024	GBP	77,200	99,610
3.250% due 02/12/2027		52,900	69,748
3.250% due 01/17/2033		38,100	49,931
3.650% due 03/16/2025		$1,600	1,738
3.684% due 01/10/2023		15,100	15,679
3.932% due 05/07/2025 •(p)		141,400	152,846
4.337% due 01/10/2028		12,400	13,772
4.338% due 05/16/2024 •(p)		115,170	124,087
4.375% due 01/12/2026 (p)		58,600	66,234
4.610% due 02/15/2023 •		41,300	43,497
4.972% due 05/16/2029 •		54,150	63,474
5.875% due 09/15/2024 •(k)(m)	GBP	11,430	12,874
7.125% due 06/15/2025 •(k)(m)		91,834	112,824
7.250% due 03/15/2023 •(k)(m)		158,310	195,416
7.750% due 09/15/2023 •(k)(m)		$145,116	147,537
7.875% due 09/15/2022 •(k)(m)	GBP	167,211	208,184
8.000% due 12/15/2020 •(k)(m)	EUR	170,014	192,056
8.000% due 06/15/2024 •(k)(m)		$88,600	91,858
BGC Partners, Inc.
3.750% due 10/01/2024		14,898	14,707
5.125% due 05/27/2021		13,500	13,704
5.375% due 07/24/2023		7,136	7,433
BNP Paribas S.A.
4.400% due 08/14/2028		10,800	12,464
7.625% due 03/30/2021 •(k)(m)		19,400	19,703
BOC Aviation Ltd.
1.409% (US0003M + 1.125%) due 09/26/2023 ~		10,000	9,707
1.606% (US0003M + 1.050%) due 05/02/2021 ~		30,660	30,400
Brighthouse Financial, Inc. 3.700% due 06/22/2027		6,716	6,854
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~		27,642	27,134
Brookfield Finance, Inc.
3.900% due 01/25/2028		2,146	2,358
4.700% due 09/20/2047		22,966	26,499
Cantor Fitzgerald LP 4.875% due 05/01/2024		6,070	6,552
Capital One Financial Corp. 3.450% due 04/30/2021		31,981	32,653
CBL & Associates LP
4.600% due 10/15/2024 ^(e)		1,257	363
5.250% due 12/01/2023 ^(e)(l)		3,500	967
5.950% due 12/15/2026 ^(e)		25,121	7,295
Charles Schwab Corp. 5.375% due 06/01/2025 •(k)		22,166	23,736
CIT Group, Inc.
4.125% due 03/09/2021		13,418	13,472
5.000% due 08/15/2022		8,248	8,449
Citigroup, Inc.
1.780% (US0003M + 1.430%) due 09/01/2023 ~		2,200	2,223
1.970% (US0003M + 0.950%) due 07/24/2023 ~		70	70
3.520% due 10/27/2028 •		9,000	9,923
3.668% due 07/24/2028 •		10,000	11,154
3.980% due 03/20/2030 •		10,000	11,471
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		3,100	3,208
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(k)(m)	EUR	39,200	45,393
Corp. Andina de Fomento 3.950% due 10/15/2021 (j)	MXN	64,282	2,838
Credit Agricole S.A.
3.750% due 04/24/2023		$17,350	18,582
7.875% due 01/23/2024 •(k)(m)		300	327
Credit Suisse AG
5.750% due 09/18/2025 •(m)	EUR	1,681	1,904
6.500% due 08/08/2023 (m)		$52,792	57,869
Credit Suisse Group AG
1.558% (US0003M + 1.240%) due 06/12/2024 ~		21,150	21,265
2.593% due 09/11/2025 •		61,250	63,381
3.574% due 01/09/2023		15,000	15,568
4.207% due 06/12/2024 •(p)		26,500	28,508
4.282% due 01/09/2028		13,450	15,070
6.250% due 12/18/2024 •(k)(m)		5,000	5,230
7.250% due 09/12/2025 •(k)(m)		8,640	8,884
7.500% due 07/17/2023 •(k)(m)		48,700	50,629
7.500% due 12/11/2023 •(k)(m)		49,406	53,354
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		20,000	20,476
3.750% due 03/26/2025		250	276
3.800% due 09/15/2022		8,250	8,767
3.800% due 06/09/2023		7,850	8,460

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

4.550% due 04/17/2026		26,150	30,092
Crown Castle International Corp. 2.250% due 09/01/2021		3,595	3,626
CTR Partnership LP 5.250% due 06/01/2025		11,242	11,395
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	47,100	52,799
0.285% (EUR003M + 0.650%) due 09/10/2021 ~		13,600	15,104
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$50,600	50,341
1.875% due 02/14/2022	EUR	100	113
2.281% (US0003M + 0.970%) due 07/13/2020 ~		$31,378	31,384
2.700% due 07/13/2020		28,956	28,962
3.150% due 01/22/2021		2,400	2,412
3.300% due 11/16/2022		13,700	14,024
3.375% due 05/12/2021		19,696	19,898
3.700% due 05/30/2024		19,987	20,857
3.950% due 02/27/2023		59,270	61,597
3.961% due 11/26/2025 •(p)		276,300	290,153
4.100% due 01/13/2026		8,728	9,245
4.250% due 02/04/2021		70,900	71,706
4.250% due 10/14/2021 (p)		473,104	485,686
5.000% due 02/14/2022		127,065	132,701
Digital Realty Trust LP
3.600% due 07/01/2029		31,831	36,565
4.450% due 07/15/2028		20,685	24,817
Discover Bank 3.350% due 02/06/2023		3,150	3,325
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		2,500	2,274
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		1,191	1,103
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	79,281	87,246
EPR Properties
4.750% due 12/15/2026		$2,437	2,330
4.950% due 04/15/2028		3,944	3,770
Equinix, Inc.
2.875% due 03/15/2024	EUR	27,225	31,173
2.875% due 02/01/2026		45,409	51,995
Equitable Holdings, Inc.
3.900% due 04/20/2023		$3,958	4,238
5.000% due 04/20/2048		1,565	1,785
Erste Group Bank AG 8.875% due 10/15/2021 •(k)(m)	EUR	200	235
ESH Hospitality, Inc. 4.625% due 10/01/2027		$6,069	5,715
Eurobank Ergasias S.A. 2.750% due 11/02/2050	EUR	8,926	10,123
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		$15,908	17,172
4.850% due 04/17/2028		9,903	10,619
FCE Bank PLC
0.221% due 08/26/2020 •	EUR	7,300	8,166
0.869% due 09/13/2021		18,500	20,096
1.660% due 02/11/2021		4,808	5,340
1.875% due 06/24/2021		17,172	18,926
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$49,315	58,053
Fidelity National Financial, Inc. 3.400% due 06/15/2030		12,000	12,515
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •	EUR	19,700	20,847
0.185% due 05/14/2021 •		19,550	21,255
1.744% due 07/19/2024		29,100	29,581
2.343% due 11/02/2020		$4,000	3,982
3.087% due 01/09/2023		65,500	62,409
3.157% due 08/04/2020		10,402	10,372
3.200% due 01/15/2021		16,331	16,168
3.350% due 11/01/2022		6,824	6,534
3.470% due 04/05/2021		10,115	9,989
3.550% due 10/07/2022		85,800	83,619
5.875% due 08/02/2021		1,600	1,619
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		80,210	72,498
6.750% due 03/15/2022		109,870	105,770
GE Capital European Funding Unlimited Co. 2.625% due 03/15/2023	EUR	3,400	4,002
GE Capital Funding LLC 4.400% due 05/15/2030		$138,000	143,659
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		15,800	16,591
4.418% due 11/15/2035		31,460	31,975
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	200	261
General Motors Financial Co., Inc.
0.152% due 03/26/2022 •	EUR	10,900	11,739

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.200% due 07/13/2020		$11,636	11,642
3.700% due 11/24/2020		1,550	1,558
GLP Capital LP
4.000% due 01/15/2031		5,500	5,448
5.250% due 06/01/2025		6,145	6,701
5.300% due 01/15/2029		29,711	32,236
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,168	28,330
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		14,700	14,553
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		236,900	240,631
Healthpeak Properties, Inc. 2.875% due 01/15/2031		4,900	5,042
Highwoods Realty LP 3.050% due 02/15/2030		1,669	1,664
Host Hotels & Resorts LP 4.000% due 06/15/2025		3,070	3,187
Howard Hughes Corp. 5.375% due 03/15/2025		34,900	32,587
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~(p)		126,800	126,862
1.386% (US0003M + 1.000%) due 05/18/2024 ~		19,400	19,256
1.698% (US0003M + 1.380%) due 09/12/2026 ~		50,300	49,518
3.000% due 05/29/2030 •	GBP	40,500	53,274
3.262% due 03/13/2023 •		$19,470	20,176
3.600% due 05/25/2023		8,890	9,551
3.950% due 05/18/2024 •		1,700	1,828
3.973% due 05/22/2030 •		73,300	81,414
4.041% due 03/13/2028 •		17,580	19,438
4.292% due 09/12/2026 •		56,800	63,257
4.300% due 03/08/2026 (p)		78,900	89,131
4.583% due 06/19/2029 •(p)		73,000	84,379
4.750% due 07/04/2029 •(k)(m)	EUR	51,337	54,768
5.875% due 09/28/2026 •(k)(m)	GBP	80,500	98,008
6.000% due 09/29/2023 •(k)(m)	EUR	18,000	21,086
6.500% due 03/23/2028 •(k)(m)		$92,140	94,634
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,427	5,632
4.650% due 04/01/2029		15,000	16,214
Hunt Cos., Inc. 6.250% due 02/15/2026		4,594	4,194
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		24,400	24,249
3.950% due 02/13/2050		9,900	9,311
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~		33,500	33,669
4.100% due 10/02/2023 (p)		57,300	62,883
5.750% due 11/16/2026 •(k)(m)		42,700	42,415
International Lease Finance Corp.
8.250% due 12/15/2020		51,881	53,112
8.625% due 01/15/2022		4,475	4,810
iStar, Inc. 5.250% due 09/15/2022		3,212	3,127
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		4,663	4,671
2.250% (US0003M + 1.230%) due 10/24/2023 ~		1,890	1,912
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	2,989
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$12,160	12,137
Kilroy Realty LP 3.050% due 02/15/2030		2,545	2,527
Kookmin Bank 2.250% due 02/03/2021		36,400	36,670
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		7,282	5,844
Life Storage LP 3.875% due 12/15/2027		2,792	3,048
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~(p)		100,000	100,427
2.250% due 10/16/2024	GBP	1,550	1,983
2.907% due 11/07/2023 •		$8,900	9,270
3.574% due 11/07/2028 •		43,950	47,786
4.050% due 08/16/2023 (p)		54,600	59,424
4.375% due 03/22/2028		20,320	23,593
4.450% due 05/08/2025		1,300	1,475
4.550% due 08/16/2028		29,400	34,495
4.947% due 06/27/2025 •(k)(m)	EUR	5,932	6,492
5.125% due 12/27/2024 •(k)(m)	GBP	14,600	16,578
7.500% due 06/27/2024 •(k)(m)		$10,814	11,241
7.500% due 09/27/2025 •(k)(m)		122,752	127,435
7.625% due 06/27/2023 •(k)(m)	GBP	390,997	496,202
7.875% due 06/27/2029 •(k)(m)		116,142	160,457
Logicor Financing SARL 3.250% due 11/13/2028	EUR	4,639	5,702

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

MMcapS Funding Ltd.
0.574% (US0003M + 0.290%) due 12/26/2039 ~		$22,820	20,197
0.784% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,272
Morgan Stanley 5.597% due 03/24/2051 •		23,200	35,242
National Bank of Greece S.A. 2.750% due 10/19/2020	EUR	7,500	8,493
National Retail Properties, Inc. 2.500% due 04/15/2030		$715	684
Nationwide Building Society
3.622% due 04/26/2023 •		42,110	43,779
3.766% due 03/08/2024 •		82,123	86,602
3.960% due 07/18/2030 •		57,892	65,237
4.302% due 03/08/2029 •		79,100	89,773
4.363% due 08/01/2024 •		1,285	1,391
Natwest Markets PLC
0.625% due 03/02/2022	EUR	76,178	85,330
1.125% due 06/14/2023 (p)		17,600	19,890
NatWest Markets PLC 3.625% due 09/29/2022 (p)		$142,500	149,462
Navient Corp.
5.000% due 10/26/2020		11,304	11,274
5.875% due 03/25/2021		49,870	49,138
6.500% due 06/15/2022		92,429	91,100
6.625% due 07/26/2021		23,537	23,132
7.250% due 01/25/2022		34,020	34,181
New York Life Insurance Co. 3.750% due 05/15/2050		1,989	2,248
Newmark Group, Inc. 6.125% due 11/15/2023		17,600	17,654
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		4,296	4,220
2.201% (US0003M + 0.890%) due 01/13/2022 ~		2,306	2,217
3.875% due 09/21/2023		3,800	3,809
NTT Finance Corp. 1.900% due 07/21/2021		1,620	1,640
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		17,066	16,729
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022		16,860	17,262
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		4,719	4,822
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		25,653	25,323
4.500% due 03/15/2023		27,952	25,517
5.250% due 08/15/2022		68,400	64,239
5.500% due 02/15/2024		11,114	10,176
Physicians Realty LP 3.950% due 01/15/2028		4,984	5,089
Preferred Term Securities Combination Trust 0.000% due 09/26/2034 ~		6,000	2,325
Preferred Term Securities Ltd.
0.613% (US0003M + 0.300%) due 03/22/2037 ~		87,265	74,616
0.613% (US0003M + 0.300%) due 09/22/2037 ~		102	89
0.613% (US0003M + 0.300%) due 12/22/2037 ~		13,048	11,157
0.623% (US0003M + 0.310%) due 12/22/2036 ~		102,619	94,923
0.653% (US0003M + 0.340%) due 09/22/2036 ~		19,906	17,716
0.663% (US0003M + 0.350%) due 06/22/2037 ~		51,794	35,738
0.683% (US0003M + 0.370%) due 09/22/2037 ~		42,865	31,291
0.693% (US0003M + 0.380%) due 12/22/2036 ~		3,154	2,334
0.693% (US0003M + 0.380%) due 03/22/2037 ~		46,862	32,803
0.699% (US0003M + 0.400%) due 06/23/2035 ~		25,972	23,246
0.701% (US0003M + 0.380%) due 09/23/2035 ~		175	166
0.703% (US0003M + 0.390%) due 12/22/2036 ~		3,120	2,496
0.713% (US0003M + 0.400%) due 09/22/2036 ~		30,003	22,277
0.713% (US0003M + 0.400%) due 12/22/2037 ~		2,145	1,609
0.713% (US0003M + 0.400%) due 03/22/2038 ~		105,098	89,890
0.743% (US0003M + 0.430%) due 12/22/2035 ~		30,520	24,187
0.763% (US0003M + 0.450%) due 03/22/2038 ~		7,166	5,321
0.799% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,142
0.801% (US0003M + 0.480%) due 09/23/2035 ~		15,092	12,375
0.821% (US0003M + 0.500%) due 03/23/2035 ~		17,105	15,652
0.886% (US0003M + 0.580%) due 09/26/2034 ~		7,500	6,750
0.901% (US0003M + 0.580%) due 03/23/2035 ~		14,250	11,863
0.913% (US0003M + 0.600%) due 03/22/2038 ~		17,923	14,339
0.933% (US0003M + 0.620%) due 12/22/2036 ~		33,172	23,885
1.071% (US0003M + 0.750%) due 09/23/2035 ~		20,740	15,347
1.179% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,312
1.213% (US0003M + 0.900%) due 03/22/2038 ~		42,442	40,490
2.092% (US0003M + 0.860%) due 07/03/2033 ~		4,286	4,051
2.132% (US0003M + 0.900%) due 01/03/2033 ~		16,159	15,594
QNB Finance Ltd.
1.898% (US0003M + 1.450%) due 08/11/2021 ~		31,600	31,718
2.705% (US0003M + 1.570%) due 07/18/2021 ~		25,000	25,126
Regency Centers LP
2.950% due 09/15/2029		1,669	1,695

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.700% due 06/15/2030		19,726	21,248
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		2,800	2,802
1.862% (US0003M + 1.470%) due 05/15/2023 ~		79,246	79,310
2.000% due 03/08/2023 •	EUR	13,604	15,555
2.000% due 03/04/2025 •		18,700	21,694
2.500% due 03/22/2023		50,838	59,533
3.498% due 05/15/2023 •		$70,270	72,977
3.875% due 09/12/2023		30,500	32,903
4.269% due 03/22/2025 •(p)		124,100	135,002
4.445% due 05/08/2030 •(p)		162,800	189,110
4.519% due 06/25/2024 •		16,100	17,506
4.800% due 04/05/2026 (p)		89,400	103,596
4.892% due 05/18/2029 •		13,000	15,343
5.076% due 01/27/2030 •(p)		177,353	213,211
6.000% due 12/29/2025 •(k)(m)		150,200	152,528
7.500% due 08/10/2020 •(k)(m)		192,489	193,259
7.648% due 09/30/2031 •(k)		100	145
8.000% due 08/10/2025 •(k)(m)		87,121	96,363
8.625% due 08/15/2021 •(k)(m)		216,239	225,315
Sabra Health Care LP 4.800% due 06/01/2024		5,990	6,009
Santander Holdings USA, Inc.
3.244% due 10/05/2026		20,553	21,382
3.400% due 01/18/2023		10,812	11,258
3.500% due 06/07/2024		22,065	23,222
4.400% due 07/13/2027		9,079	9,843
4.500% due 07/17/2025 (p)		134,600	145,711
Santander UK Group Holdings PLC
0.448% (EUR003M + 0.850%) due 03/27/2024 ~	EUR	9,534	10,485
0.518% (EUR003M + 0.780%) due 05/18/2023 ~		1,200	1,329
1.125% due 09/08/2023		6,405	7,246
2.875% due 08/05/2021		$40,200	41,156
2.920% due 05/08/2026 •	GBP	19,195	24,806
3.373% due 01/05/2024 •		$2,084	2,186
3.571% due 01/10/2023		6,200	6,436
3.823% due 11/03/2028 •		31,580	34,820
4.796% due 11/15/2024 •(p)		151,400	167,561
6.750% due 06/24/2024 •(k)(m)	GBP	39,464	50,041
7.375% due 06/24/2022 •(k)(m)		124,393	158,008
Santander UK PLC 3.400% due 06/01/2021		$29,900	30,699
SBA Communications Corp. 3.875% due 02/15/2027		15,493	15,450
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		83,400	86,719
6.125% due 02/07/2022		228,585	243,288
Service Properties Trust 5.000% due 08/15/2022		6,895	6,774
SL Green Operating Partnership LP 3.250% due 10/15/2022		6,930	6,904
SL Green Realty Corp. 4.500% due 12/01/2022		31,500	32,176
SLM Student Loan Trust
0.192% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	1,067	1,148
0.754% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	14,107	16,368
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		$1,013	1,019
4.125% due 07/15/2023		24,900	25,871
Societe Generale S.A.
6.750% due 04/06/2028 •(k)(m)		14,187	14,128
7.375% due 10/04/2023 •(k)(m)		78,400	79,042
Society of Lloyd's 4.750% due 10/30/2024	GBP	2,100	2,734
Spirit Realty LP 3.400% due 01/15/2030		$1,557	1,474
Springleaf Finance Corp.
5.625% due 03/15/2023		252,850	256,490
6.125% due 05/15/2022		240,631	245,806
6.125% due 03/15/2024		26,502	26,987
6.875% due 03/15/2025		18,542	19,066
7.750% due 10/01/2021		12,500	13,034
8.250% due 12/15/2020		271,506	280,635
Standard Chartered PLC
2.285% (US0003M + 1.150%) due 01/20/2023 ~		23,830	23,860
4.247% due 01/20/2023 •		44,130	45,850
Starwood Property Trust, Inc.
4.750% due 03/15/2025		7,871	7,191
5.000% due 12/15/2021		5,750	5,594
STORE Capital Corp.
4.500% due 03/15/2028		4,230	4,314
4.625% due 03/15/2029		2,618	2,678
Sunac China Holdings Ltd. 8.350% due 04/19/2023		9,800	10,106
SVB Financial Group 3.125% due 06/05/2030		10,022	10,755

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Synchrony Financial 4.500% due 07/23/2025		545	579
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,035	8,267
5.661% due 10/13/2041		465	779
5.744% due 04/13/2040		4,067	6,776
5.801% due 10/13/2040		25,100	42,260
6.052% due 10/13/2039		30,582	51,036
7.623% due 07/13/2039		3,925	7,303
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$7,556	2,458
TP ICAP PLC 5.250% due 01/26/2024	GBP	3,475	4,643
Trafford Centre Finance Ltd. 1.356% (BP0003M + 0.725%) due 07/28/2038 ~		6,550	7,162
U.S. Capital Funding Ltd.
1.567% (US0003M + 0.880%) due 05/01/2034 ~		$8,564	8,008
1.591% due 07/10/2043 •		57,997	49,590
UBS AG
4.750% due 02/12/2026 •(m)	EUR	1,900	2,181
5.125% due 05/15/2024 (m)		$62,650	68,187
7.625% due 08/17/2022 (m)		85,315	95,186
UBS Group AG
1.578% due 05/23/2023 •		19,000	19,150
3.491% due 05/23/2023		38,000	39,826
4.125% due 09/24/2025		111,840	126,916
4.125% due 04/15/2026		13,900	15,843
4.253% due 03/23/2028		22,500	25,545
5.750% due 02/19/2022 •(k)(m)	EUR	5,000	5,774
7.000% due 02/19/2025 •(k)(m)		$7,600	8,394
UniCredit SpA
7.830% due 12/04/2023 (p)		593,520	687,154
9.250% due 06/03/2022 •(k)(m)	EUR	25,000	29,963
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	11,545	14,588
Uniti Group LP 7.875% due 02/15/2025		$35,349	35,937
Volkswagen Bank GmbH
0.062% due 06/15/2021 •	EUR	12,200	13,618
0.625% due 09/08/2021		34,500	38,676
Volkswagen Leasing GmbH 0.114% due 07/06/2021 •		16,700	18,632
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$33,294	24,425
Wells Fargo & Co.
1.978% (US0003M + 0.880%) due 07/22/2020 ~		25	25
1.990% (US0003M + 1.230%) due 10/31/2023 ~		856	862
Welltower, Inc.
4.250% due 04/01/2026		8,800	9,876
4.250% due 04/15/2028		4,018	4,495
WP Carey, Inc. 3.850% due 07/15/2029		2,884	3,003
WPC Eurobond BV
2.125% due 04/15/2027	EUR	19,200	22,395
2.250% due 04/09/2026		19,300	22,773
			16,067,343
INDUSTRIALS 9.6%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	17,600	21,239
AbbVie, Inc.
4.450% due 05/14/2046		$8,000	9,742
4.875% due 11/14/2048		7,000	8,970
Adient U.S. LLC 9.000% due 04/15/2025		8,670	9,377
Aker BP ASA
3.000% due 01/15/2025		5,950	5,807
3.750% due 01/15/2030		13,350	12,585
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (c)		29,527	30,044
Albertsons Cos., Inc.
3.500% due 02/15/2023		4,156	4,212
4.625% due 01/15/2027		1,959	1,961
4.875% due 02/15/2030		3,867	3,960
Alcon Finance Corp. 2.600% due 05/27/2030		7,400	7,615
Alimentation Couche-Tard, Inc. 4.500% due 07/26/2047		2,000	2,226
Altice Financing S.A.
2.250% due 01/15/2025	EUR	25,528	26,960
3.000% due 01/15/2028		24,400	25,289
5.000% due 01/15/2028		$10,600	10,547
7.500% due 05/15/2026		10,300	10,815
Altice France S.A.
5.500% due 01/15/2028		21,800	22,055

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

7.375% due 05/01/2026	141,374	147,734
8.125% due 02/01/2027	18,500	20,279
Amdocs Ltd. 2.538% due 06/15/2030	32,600	32,538
American Airlines Pass-Through Trust
3.000% due 04/15/2030	21,170	19,481
3.200% due 12/15/2029	8,237	7,783
3.350% due 04/15/2031	7,571	7,131
3.375% due 11/01/2028	5,267	4,421
3.600% due 03/22/2029	227	211
3.650% due 02/15/2029	11,935	11,466
3.650% due 12/15/2029	4,160	3,401
4.000% due 01/15/2027	1,859	1,427
5.250% due 07/31/2022	814	718
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038	5,000	5,749
4.439% due 10/06/2048	6,900	7,959
4.500% due 06/01/2050 (p)	89,454	107,130
4.600% due 06/01/2060	31,040	37,291
Anthem, Inc. 3.650% due 12/01/2027	6,400	7,297
Aptiv PLC 5.400% due 03/15/2049	1,400	1,467
Aramark Services, Inc. 6.375% due 05/01/2025	2,120	2,193
Arconic Corp.
6.000% due 05/15/2025	13,442	13,854
6.125% due 02/15/2028	6,891	6,909
Arrow Electronics, Inc. 3.500% due 04/01/2022	3,793	3,896
Autodesk, Inc. 3.600% due 12/15/2022	2,380	2,512
AutoNation, Inc. 3.350% due 01/15/2021	1,900	1,908
Avon International Capital PLC 6.500% due 08/15/2022	5,004	4,918
B.C. Unlimited Liability Co.
4.250% due 05/15/2024	32,509	32,599
4.375% due 01/15/2028	4,729	4,643
Bacardi Ltd.
4.450% due 05/15/2025	18,100	19,816
4.500% due 01/15/2021	900	907
4.700% due 05/15/2028	22,300	25,251
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	5,400	5,756
Banner Health
2.338% due 01/01/2030	20,203	20,821
3.181% due 01/01/2050	13,919	15,032
BAT Capital Corp.
2.764% due 08/15/2022	6,600	6,838
3.557% due 08/15/2027	24,000	25,984
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	14,100	14,085
2.750% due 07/15/2021	10,819	11,008
3.500% due 06/25/2021	3,400	3,484
Boeing Co.
4.508% due 05/01/2023	36,275	38,328
4.875% due 05/01/2025	49,821	54,306
5.040% due 05/01/2027	91,612	101,158
5.150% due 05/01/2030 (p)	120,089	134,238
5.705% due 05/01/2040	206,963	234,772
5.805% due 05/01/2050	170,011	201,055
5.930% due 05/01/2060 (p)	220,509	261,661
Bombardier, Inc.
6.125% due 01/15/2023	2,888	1,989
7.500% due 03/15/2025	2,471	1,620
7.875% due 04/15/2027	41,800	27,449
Broadcom Corp.
3.500% due 01/15/2028	2,800	2,960
3.875% due 01/15/2027 (p)	66,055	71,470
Broadcom, Inc.
3.150% due 11/15/2025	43,531	46,273
4.110% due 09/15/2028	7,468	8,182
4.150% due 11/15/2030	87,742	95,666
4.250% due 04/15/2026	10,000	11,143
4.300% due 11/15/2032	81,957	90,691
4.750% due 04/15/2029	12,000	13,629
5.000% due 04/15/2030	2,227	2,564
Camelot Finance S.A. 4.500% due 11/01/2026	1,632	1,632
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~	13,782	13,797
Canadian Pacific Railway Co. 4.500% due 01/15/2022	1,000	1,051
Carnival Corp. 11.500% due 04/01/2023 (p)	174,935	189,356

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

CCO Holdings LLC
4.500% due 08/15/2030		33,716	34,530
4.750% due 03/01/2030		37,454	38,380
Centene Corp.
3.375% due 02/15/2030		9,328	9,433
4.250% due 12/15/2027		13,090	13,538
4.625% due 12/15/2029		16,855	17,888
4.750% due 01/15/2025		37,413	38,347
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		112,786	113,217
4.464% due 07/23/2022		33,491	35,720
4.800% due 03/01/2050		34,328	39,068
4.908% due 07/23/2025		20,595	23,632
Citrix Systems, Inc. 3.300% due 03/01/2030		6,207	6,647
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		34,308	31,915
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	504	622
Coca-Cola Co. 4.200% due 03/25/2050		$17,200	22,642
Coca-Cola European Partners PLC 4.500% due 09/01/2021		4,520	4,657
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (c)		42,074	42,390
6.250% due 07/01/2025 (c)		94,551	94,050
Community Health Systems, Inc.
6.250% due 03/31/2023		477,474	450,692
6.625% due 02/15/2025		61,887	58,328
8.000% due 03/15/2026		100,482	95,076
8.625% due 01/15/2024		170,453	167,214
Connect Finco SARL 6.750% due 10/01/2026		12,136	11,492
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(d)(e)		5,250	1,417
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,282	1,172
4.150% due 10/11/2025		1,720	1,615
5.500% due 04/29/2022		615	589
7.707% due 10/02/2022		302	290
Continental Resources, Inc. 5.000% due 09/15/2022		3,078	3,034
Corning, Inc. 5.450% due 11/15/2079		11,846	14,168
CoStar Group, Inc. 2.800% due 07/15/2030 (c)		16,100	16,507
CSC Holdings LLC
4.125% due 12/01/2030		7,200	7,146
4.625% due 12/01/2030		4,200	4,101
6.500% due 02/01/2029		10,600	11,600
CVS Pass-Through Trust
4.163% due 08/11/2036		6,042	6,398
5.773% due 01/10/2033		5,016	5,647
5.880% due 01/10/2028		1,109	1,251
7.507% due 01/10/2032		4,494	5,603
D.R. Horton, Inc. 4.375% due 09/15/2022		755	803
DAE Funding LLC
4.000% due 08/01/2020		23,943	23,850
4.500% due 08/01/2022		11,114	10,621
5.000% due 08/01/2024		29,900	28,124
5.250% due 11/15/2021		62,189	61,256
5.750% due 11/15/2023		58,344	55,785
Daimler Finance North America LLC
2.000% due 07/06/2021		2,600	2,621
2.550% due 08/15/2022 (p)		37,650	38,650
3.400% due 02/22/2022		10,000	10,336
Danone S.A.
2.077% due 11/02/2021		1,505	1,532
3.000% due 06/15/2022		4,000	4,170
Dell International LLC
4.420% due 06/15/2021		15,711	16,150
5.450% due 06/15/2023		14,400	15,757
6.020% due 06/15/2026		1,300	1,492
6.200% due 07/15/2030		400	467
Delta Air Lines, Inc.
2.600% due 12/04/2020		14,375	14,217
3.400% due 04/19/2021		7,130	6,935
3.625% due 03/15/2022		23,912	22,659
7.000% due 05/01/2025 (p)		177,375	183,285
Diamond Resorts International, Inc.
7.750% due 09/01/2023		126,081	121,115
10.750% due 09/01/2024		1,878	1,697
DISH DBS Corp. 6.750% due 06/01/2021		3,475	3,546

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~(p)		31,000	30,959
DP World PLC
2.375% due 09/25/2026	EUR	10,150	11,093
4.250% due 09/25/2030	GBP	7,275	8,849
eBay, Inc. 2.700% due 03/11/2030		$23,700	24,962
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		13,400	14,497
4.700% due 05/07/2050		34,000	39,058
Energy Transfer Operating LP
2.900% due 05/15/2025		6,778	6,948
3.750% due 05/15/2030		15,858	15,702
5.000% due 05/15/2050		14,366	13,624
Eni SpA 4.250% due 05/09/2029		3,000	3,250
EOG Resources, Inc. 4.950% due 04/15/2050		2,943	3,845
Equifax, Inc.
1.262% (US0003M + 0.870%) due 08/15/2021 ~		15,786	15,766
3.600% due 08/15/2021		5,544	5,724
Exela Intermediate LLC 10.000% due 07/15/2023 (p)		16,771	4,151
Expedia Group, Inc.
6.250% due 05/01/2025		78,117	83,579
7.000% due 05/01/2025		32,374	33,736
Exxon Mobil Corp. 4.327% due 03/19/2050		7,000	8,809
F-Brasile SpA 7.375% due 08/15/2026		10,000	7,722
Flex Ltd. 4.875% due 06/15/2029		2,689	2,972
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		2,700	2,704
Ford Foundation
2.415% due 06/01/2050		7,600	7,777
2.815% due 06/01/2070		14,800	15,401
Fresenius Medical Care U.S. Finance, Inc. 4.125% due 10/15/2020		2,042	2,044
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021		1,700	1,730
G4S International Finance PLC 1.500% due 01/09/2023	EUR	4,300	4,799
Gap, Inc.
8.375% due 05/15/2023		$25,580	27,962
8.625% due 05/15/2025		120,902	128,534
8.875% due 05/15/2027		60,222	64,852
General Electric Co.
3.150% due 09/07/2022		830	869
4.125% due 10/09/2042		633	603
4.250% due 05/01/2040		8,590	8,463
4.350% due 05/01/2050 (p)		310,846	308,572
5.500% due 06/07/2021	GBP	1,100	1,405
5.550% due 01/05/2026		$44,831	52,116
5.875% due 01/14/2038		1,656	1,855
6.150% due 08/07/2037		3,390	3,934
6.875% due 01/10/2039		3,070	3,777
General Motors Co. 6.800% due 10/01/2027 (n)		13,284	15,500
Global Payments, Inc. 2.650% due 02/15/2025		7,660	8,140
Greene King Finance PLC
1.993% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	427	462
5.106% due 03/15/2034		1,407	1,919
Griffon Corp. 5.750% due 03/01/2028		$2,666	2,639
Harvest Operations Corp. 2.330% due 04/14/2021		37,137	37,627
HCA, Inc. 3.500% due 09/01/2030		15,756	15,191
Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,644
Hyundai Capital America 1.108% due 09/18/2020 •		30,120	30,057
iHeartCommunications, Inc.
6.375% due 05/01/2026		108,157	107,328
8.375% due 05/01/2027		79,912	73,374
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	26,773	30,043
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		15,160	16,811
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$30,798	31,389
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		30,688	31,286

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

IHS Markit Ltd.
4.000% due 03/01/2026		1,377	1,526
5.000% due 11/01/2022		3,334	3,580
Imperial Brands Finance PLC
2.950% due 07/21/2020		3,600	3,604
3.750% due 07/21/2022		5,322	5,559
Intel Corp.
4.750% due 03/25/2050		2,500	3,538
4.950% due 03/25/2060		22,500	33,238
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		27,560	6,976
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		91,169	52,169
8.000% due 02/15/2024		132,853	134,957
8.500% due 10/15/2024 ^(e)		497,682	300,821
9.750% due 07/15/2025 ^(e)		207,635	127,882
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		35,664	2,586
8.125% due 06/01/2023 ^(e)		3,500	219
IQVIA, Inc.
2.875% due 09/15/2025	EUR	5,900	6,675
3.250% due 03/15/2025		10,400	11,806
Kinder Morgan Energy Partners LP 5.400% due 09/01/2044		$500	590
Komatsu Finance America, Inc.
2.118% due 09/11/2020		700	702
2.437% due 09/11/2022		1,787	1,833
Kraft Heinz Foods Co.
3.000% due 06/01/2026		49,279	49,853
3.750% due 04/01/2030		15,482	15,995
3.875% due 05/15/2027		75,801	79,314
3.950% due 07/15/2025		7,608	8,134
4.250% due 03/01/2031		65,461	69,538
4.375% due 06/01/2046		11,900	11,712
5.500% due 06/01/2050		34,850	37,275
L Brands, Inc. 6.875% due 07/01/2025		7,400	7,659
Lamar Media Corp. 3.750% due 02/15/2028		6,160	5,827
Leidos, Inc.
3.625% due 05/15/2025		3,182	3,482
4.375% due 05/15/2030		5,409	6,106
Leland Stanford Junior University 3.647% due 05/01/2048 (p)		27,479	35,072
Level 3 Financing, Inc.
3.400% due 03/01/2027		4,500	4,759
3.875% due 11/15/2029		20,196	21,340
LifePoint Health, Inc. 4.375% due 02/15/2027		1,056	1,001
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025		16	3
Marriott International, Inc. 4.625% due 06/15/2030		5,648	5,884
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		14,874	15,274
Masco Corp.
3.500% due 04/01/2021		770	781
5.950% due 03/15/2022		5,258	5,675
Mattel, Inc. 5.875% due 12/15/2027		1,793	1,866
McDonald's Corp. 4.875% due 12/09/2045		17,000	22,026
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		1,900	1,917
5.375% due 12/04/2029		20,755	20,799
5.625% due 07/17/2027		3,400	3,444
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/2050		4,600	4,987
MGM China Holdings Ltd. 5.250% due 06/18/2025		35,919	36,817
Microchip Technology, Inc. 3.922% due 06/01/2021		10,347	10,551
Micron Technology, Inc.
4.185% due 02/15/2027		14,070	15,601
4.663% due 02/15/2030		24,361	28,482
4.975% due 02/06/2026		2,000	2,297
5.327% due 02/06/2029		15,718	18,826
Mitchells & Butlers Finance PLC
0.763% (US0003M + 0.450%) due 12/15/2030 ~		57	50
6.013% due 12/15/2030	GBP	5,915	7,883
Moody's Corp. 3.250% due 05/20/2050		$1,354	1,458
MPLX LP 5.500% due 02/15/2049		6,000	6,818
NCL Corp. Ltd. 3.625% due 12/15/2024		2,236	1,375

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

NetApp, Inc.
1.875% due 06/22/2025		9,300	9,432
2.375% due 06/22/2027		27,600	27,966
2.700% due 06/22/2030		34,000	34,122
Netflix, Inc.
3.625% due 06/15/2030	EUR	33,974	39,359
3.875% due 11/15/2029		77,361	91,538
4.625% due 05/15/2029		46,000	57,515
4.875% due 06/15/2030		$27,600	29,561
5.375% due 11/15/2029		11,702	12,869
5.500% due 02/15/2022		7,786	8,143
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041		3,700	4,853
Newell Brands, Inc. 4.350% due 04/01/2023		2,200	2,277
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		136	136
Noble Holding International Ltd. 7.875% due 02/01/2026		56,855	14,985
Northrop Grumman Corp. 5.250% due 05/01/2050		20,000	28,885
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		15,433	13,659
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK) 8.000% due 05/31/2022	EUR	367	386
NVR, Inc. 3.000% due 05/15/2030		$15,907	16,642
NXP BV
2.700% due 05/01/2025		2,704	2,845
3.150% due 05/01/2027		3,978	4,229
3.400% due 05/01/2030		5,250	5,661
4.300% due 06/18/2029		25,268	28,717
Occidental Petroleum Corp. 1.842% (US0003M + 1.450%) due 08/15/2022 ~		35,419	32,599
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (h)(k)		5,635	20
ONEOK Partners LP 3.375% due 10/01/2022		4,875	5,051
Oracle Corp.
3.850% due 04/01/2060		12,010	14,128
4.000% due 07/15/2046		12,488	14,805
4.000% due 11/15/2047		2,900	3,442
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		12,358	12,593
7.375% due 06/01/2025		5,062	5,154
Pacific Drilling SA 8.375% due 10/01/2023		74,654	18,896
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	9,230
Pan American Energy LLC 28.216% (BADLARPP) due 11/20/2020 ~	ARS	3,187,003	28,743
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$21,918	22,566
PayPal Holdings, Inc.
2.300% due 06/01/2030		11,375	11,846
3.250% due 06/01/2050		10,658	11,662
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		14,400	15,053
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		3,034	3,114
4.875% due 07/11/2022		4,204	4,482
PepsiCo, Inc. 3.875% due 03/19/2060		3,000	3,832
Pernod Ricard S.A. 4.450% due 01/15/2022		37,798	39,922
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		18,254	18,445
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		105,630	3,063
5.500% due 04/12/2037 ^(e)		117,045	3,394
6.000% due 05/16/2024 ^(e)		87,600	2,540
6.000% due 11/15/2026 ^(e)		54,167	1,571
9.000% due 11/17/2021 ^(e)		4,000	116
9.750% due 05/17/2035 ^(e)		43,640	1,309
Petroleos Mexicanos
2.750% due 04/21/2027 (p)	EUR	6,900	6,132
5.350% due 02/12/2028		$9,010	7,588
5.950% due 01/28/2031		187,960	155,340
6.490% due 01/23/2027		63,860	58,361
6.500% due 03/13/2027		37,720	34,099
6.500% due 01/23/2029		77,231	67,457
6.750% due 09/21/2047		7,470	5,757
6.840% due 01/23/2030		127,990	112,450
6.950% due 01/28/2060		71,206	54,837
7.690% due 01/23/2050		24,800	20,605

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Petronas Capital Ltd.
3.500% due 04/21/2030		53,900	60,015
4.550% due 04/21/2050		36,300	46,211
4.800% due 04/21/2060		32,600	44,942
PetSmart, Inc. 5.875% due 06/01/2025		11,395	11,459
Post Holdings, Inc. 4.625% due 04/15/2030		12,935	12,717
Prime Security Services Borrower LLC 6.250% due 01/15/2028		10,994	10,386
PTC, Inc.
3.625% due 02/15/2025		6,760	6,726
4.000% due 02/15/2028		3,038	3,023
QVC, Inc.
4.375% due 03/15/2023		3,395	3,412
4.450% due 02/15/2025		13,108	12,915
4.850% due 04/01/2024		5,262	5,323
5.125% due 07/02/2022		5,124	5,200
Radiate Holdco LLC 6.875% due 02/15/2023		667	678
Radiology Partners, Inc. 9.250% due 02/01/2028 (p)		10,968	10,365
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		9,405	9,693
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	28,200	33,098
Reynolds American, Inc. 4.000% due 06/12/2022		$5,073	5,362
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023		16,158	16,039
10.875% due 06/01/2023		87,889	90,363
11.500% due 06/01/2025		135,857	141,731
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	50,689	85,420
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		$76,758	84,918
5.625% due 04/15/2023		4,600	5,034
6.250% due 03/15/2022		28,356	30,232
Sands China Ltd.
3.800% due 01/08/2026		31,760	32,793
4.375% due 06/18/2030		31,520	32,948
4.600% due 08/08/2023		27,600	29,126
5.125% due 08/08/2025		35,500	38,587
5.400% due 08/08/2028		34,362	38,050
Santos Finance Ltd. 4.125% due 09/14/2027		3,700	3,794
Seagate HDD Cayman 4.125% due 01/15/2031		12,329	12,944
Sensata Technologies, Inc. 4.375% due 02/15/2030		5,740	5,697
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		9,385	9,743
Southwest Airlines Co.
4.750% due 05/04/2023		16,067	16,601
5.125% due 06/15/2027		38,100	39,556
5.250% due 05/04/2025		13,284	14,028
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 (e)		69,413	64,831
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		2,800	2,258
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		8,644	8,763
4.738% due 09/20/2029 (p)		95,800	104,053
5.152% due 09/20/2029 (p)		98,830	114,006
Standard Industries, Inc. 4.375% due 07/15/2030		5,240	5,199
Staples, Inc. 7.500% due 04/15/2026		2,541	2,002
Suntory Holdings Ltd. 2.550% due 06/28/2022		13,915	14,320
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		9,500	9,901
Syngenta Finance NV
3.933% due 04/23/2021		12,200	12,321
4.441% due 04/24/2023		7,700	8,088
4.892% due 04/24/2025		7,400	7,785
5.182% due 04/24/2028		17,100	18,260
TEGNA, Inc. 4.625% due 03/15/2028		21,764	20,150
Telefonica Emisiones S.A. 5.462% due 02/16/2021		4,834	4,977
Tenet Healthcare Corp. 4.625% due 07/15/2024		3,356	3,293
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		14,005	14,022

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		8,171	8,138
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	73,077	81,915
1.250% due 03/31/2023		9,700	10,161
2.200% due 07/21/2021		$57,481	56,441
2.800% due 07/21/2023		11,394	10,799
3.250% due 04/15/2022	EUR	70,700	79,358
6.000% due 01/31/2025		21,400	25,468
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		$46,740	46,601
Time Warner Cable LLC 4.000% due 09/01/2021		5,630	5,781
Times Square Hotel Trust 8.528% due 08/01/2026		1,203	1,310
Topaz Solar Farms LLC
4.875% due 09/30/2039		11,144	12,332
5.750% due 09/30/2039		80,472	95,421
TransCanada PipeLines Ltd. 6.200% due 10/15/2037		2,616	3,503
TransDigm, Inc. 5.500% due 11/15/2027		7,792	6,824
Transocean Guardian Ltd. 5.875% due 01/15/2024		8,246	7,296
Transocean, Inc.
7.250% due 11/01/2025		20,028	11,216
7.500% due 01/15/2026		15,644	8,682
8.000% due 02/01/2027		25,381	14,372
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		3,919	4,029
Triumph Group, Inc.
5.250% due 06/01/2022		5,893	5,059
6.250% due 09/15/2024		7,634	6,504
Trivium Packaging Finance BV 3.750% due 08/15/2026	EUR	500	555
Trustees of Princeton University 2.516% due 07/01/2050		$77,400	80,622
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		693	595
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,550	15,029
United Airlines Pass-Through Trust 4.000% due 10/11/2027		3,691	3,395
United Group BV
3.125% due 02/15/2026	EUR	31,300	33,318
3.250% due 02/15/2026 •		5,550	5,962
3.625% due 02/15/2028		31,600	33,407
4.875% due 07/01/2024		4,329	4,844
United Parcel Service, Inc. 5.300% due 04/01/2050 (p)		$25,000	35,872
Univision Communications, Inc.
5.125% due 05/15/2023		82,084	83,084
5.125% due 02/15/2025		104,268	98,534
6.625% due 06/01/2027		92,205	88,402
9.500% due 05/01/2025		17,260	18,382
Vail Resorts, Inc. 6.250% due 05/15/2025		8,670	9,109
Valaris PLC
5.750% due 10/01/2044 ^(e)(l)		26,218	2,079
7.750% due 02/01/2026 ^(e)		4,216	330
Vale Overseas Ltd.
6.250% due 08/10/2026		37,881	44,614
6.875% due 11/21/2036		13,351	17,500
6.875% due 11/10/2039		8,268	10,825
Vale S.A. 3.750% due 01/10/2023	EUR	9,883	11,512
ViaSat, Inc.
5.625% due 09/15/2025		$17,993	17,275
5.625% due 04/15/2027		2,491	2,556
6.500% due 07/15/2028		21,700	21,759
Viking Cruises Ltd. 5.875% due 09/15/2027		2,400	1,434
VMware, Inc.
2.950% due 08/21/2022		18,536	19,182
3.900% due 08/21/2027		9,090	9,635
4.700% due 05/15/2030		10,184	11,279
Vulcan Materials Co. 1.000% (US0003M + 0.650%) due 03/01/2021 ~		1,790	1,781
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		17,920	17,920
Walt Disney Co.
3.500% due 05/13/2040		39,771	43,491
3.600% due 01/13/2051		70,077	78,292
3.800% due 05/13/2060		47,248	54,399
4.700% due 03/23/2050		45,000	58,940

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Wesleyan University 4.781% due 07/01/2116		10,045	11,866
Western Digital Corp. 4.750% due 02/15/2026		43,542	45,133
Western Midstream Operating LP
2.161% (US0003M + 0.850%) due 01/13/2023 ~		9,325	8,561
5.250% due 02/01/2050		6,527	5,688
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		3,460	3,536
WMG Acquisition Corp.
2.750% due 07/15/2028	EUR	15,400	17,665
3.875% due 07/15/2030		$6,790	6,875
Woodside Finance Ltd. 4.600% due 05/10/2021		1,290	1,313
Wyndham Destinations, Inc.
3.900% due 03/01/2023		15,684	14,679
4.250% due 03/01/2022		798	787
4.625% due 03/01/2030		7,940	7,358
5.400% due 04/01/2024		7,972	7,722
5.625% due 03/01/2021		1,000	994
5.750% due 04/01/2027		5,922	5,721
Wynn Macau Ltd.
5.125% due 12/15/2029 (p)		15,398	14,975
5.500% due 01/15/2026		43,200	42,889
5.500% due 10/01/2027		8,555	8,494
Yellowstone Energy LP 5.750% due 12/31/2026 «		4,059	4,434
YPF S.A.
30.917% (BADLARPP + 4.000%) due 09/24/2020 «~	ARS	1,844,980	16,743
33.088% (BADLARPP + 6.000%) due 03/04/2021 ~		1,479,871	13,718
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$44,809	42,603
6.125% due 03/01/2028		16,093	15,678
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~		940	940
3.150% due 04/01/2022		468	486
			11,566,891
UTILITIES 3.3%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~(p)		72,074	72,446
3.500% due 06/01/2041		140,790	148,399
3.650% due 06/01/2051 (p)		171,766	180,018
3.850% due 06/01/2060		119,330	127,124
4.300% due 12/15/2042		7,800	8,748
4.800% due 06/15/2044		6,396	7,583
5.150% due 11/15/2046		5,000	6,297
Baltimore Gas & Electric Co. 2.800% due 08/15/2022		1,030	1,072
BG Energy Capital PLC 4.000% due 10/15/2021		1,200	1,245
CenturyLink, Inc. 4.000% due 02/15/2027		13,494	13,092
Edison International
2.400% due 09/15/2022		29,669	30,081
2.950% due 03/15/2023		1,151	1,179
3.125% due 11/15/2022		14,588	15,036
3.550% due 11/15/2024		16,396	17,333
5.750% due 06/15/2027		13,819	15,887
Emera U.S. Finance LP 2.700% due 06/15/2021		1,506	1,534
Enable Midstream Partners LP
4.400% due 03/15/2027		4,145	3,824
4.950% due 05/15/2028		4,342	4,035
Enel Finance International NV
2.875% due 05/25/2022		3,892	4,028
4.625% due 09/14/2025		20,380	23,226
Florida Power & Light Co. 3.150% due 10/01/2049		5,000	5,694
Frontier Communications Corp. 8.000% due 04/01/2027		16,172	16,442
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		94,910	99,101
6.000% due 11/27/2023		255,580	284,489
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,500	5,896
4.950% due 07/19/2022		$3,000	3,168
4.950% due 02/06/2028		15,900	17,908
5.999% due 01/23/2021		98,967	101,577
6.510% due 03/07/2022		46,640	50,125
7.288% due 08/16/2037		30,560	44,108
8.625% due 04/28/2034		141,090	216,023
ITC Holdings Corp. 2.700% due 11/15/2022		6,011	6,272

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		2,042	1,751
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		11,270	3,381
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,479	1,220
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		61,002	66,707
2.950% due 03/01/2026 ^(e)		49,059	53,007
3.250% due 09/15/2021 ^(e)		24,675	26,985
3.250% due 06/15/2023 ^(e)		102,754	111,863
3.300% due 03/15/2027 ^(e)		44,370	48,281
3.300% due 12/01/2027 ^(e)		90,359	97,980
3.400% due 08/15/2024 ^(e)		46,905	51,766
3.500% due 10/01/2020 ^(e)		133,142	145,317
3.500% due 06/15/2025 ^(e)		54,897	60,695
3.750% due 02/15/2024 ^(e)		57,935	64,386
3.750% due 08/15/2042 ^(e)		4,740	4,926
3.850% due 11/15/2023 ^(e)		29,645	33,014
4.000% due 12/01/2046 ^(e)		1,211	1,279
4.250% due 05/15/2021 ^(e)		43,452	47,520
4.250% due 03/15/2046 ^(e)		2,148	2,369
4.300% due 03/15/2045 ^(e)		1,128	1,248
4.450% due 04/15/2042 ^(e)		22,855	25,524
4.500% due 12/15/2041 ^(e)		5,691	6,299
4.600% due 06/15/2043 ^(e)		7,663	8,673
4.750% due 02/15/2044 ^(e)		2,500	2,952
5.125% due 11/15/2043 ^(e)		32,873	38,849
5.400% due 01/15/2040 ^(e)		116,894	139,776
5.800% due 03/01/2037 ^(e)		63,283	75,671
6.050% due 03/01/2034 ^(e)		207,666	247,948
6.250% due 03/01/2039 ^(e)		27,953	33,454
6.350% due 02/15/2038 ^(e)		50,435	60,486
Pacific Gas and Electric Co.
2.100% due 08/01/2027 (p)		12,665	12,539
2.500% due 02/01/2031		26,259	25,736
3.300% due 08/01/2040 (p)		10,000	9,756
3.500% due 08/01/2050 (p)		44,742	43,305
4.250% due 08/01/2023		38,752	44,319
4.650% due 08/01/2028		3,300	3,972
Petrobras Global Finance BV
5.093% due 01/15/2030		214,264	213,835
5.875% due 03/07/2022	EUR	5,900	6,962
6.125% due 01/17/2022		$22,998	24,171
6.250% due 12/14/2026 (p)	GBP	4,610	6,071
6.625% due 01/16/2034		8,700	11,026
6.850% due 06/05/2115		$7,796	7,755
PPL Capital Funding, Inc. 3.500% due 12/01/2022		6,125	6,486
Public Service Co. of Oklahoma 4.400% due 02/01/2021		3,700	3,785
Rio Oil Finance Trust
8.200% due 04/06/2028		26,500	26,732
9.250% due 07/06/2024		15,706	16,099
9.750% due 01/06/2027		23,444	24,353
San Diego Gas & Electric Co. 3.750% due 06/01/2047		518	599
Shell International Finance BV 3.250% due 04/06/2050 (p)		51,437	55,428
Southern California Edison Co.
2.850% due 08/01/2029		2,425	2,572
3.650% due 03/01/2028		1,162	1,306
3.650% due 02/01/2050		13,766	15,191
4.000% due 04/01/2047		4,000	4,575
4.125% due 03/01/2048		863	1,011
4.875% due 03/01/2049		2,032	2,632
5.750% due 04/01/2035		2,126	2,890
6.000% due 01/15/2034		582	782
6.650% due 04/01/2029		6,466	8,023
Southern California Gas Co.
2.550% due 02/01/2030		8,982	9,689
5.125% due 11/15/2040		910	1,187
Sprint Capital Corp. 8.750% due 03/15/2032		1,000	1,430
Sprint Communications, Inc.
6.000% due 11/15/2022		25,144	26,555
7.000% due 08/15/2020		101,175	101,755
Sprint Corp.
7.125% due 06/15/2024		8,400	9,500
7.250% due 09/15/2021		178,222	187,045
7.625% due 03/01/2026		20,010	23,666
7.875% due 09/15/2023		8,400	9,471
Talen Energy Supply LLC 6.625% due 01/15/2028		6,812	6,687
Transocean Phoenix Ltd. 7.750% due 10/15/2024		3,449	3,268

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Transocean Proteus Ltd. 6.250% due 12/01/2024	3,055	2,826
Transocean Sentry Ltd. 5.375% due 05/15/2023	14,200	12,212
Verizon Communications, Inc. 4.000% due 03/22/2050	3,000	3,794
Virginia Electric & Power Co. 4.600% due 12/01/2048	2,400	3,168
Wisconsin Power & Light Co. 2.250% due 11/15/2022	4,070	4,172
		3,984,653
Total Corporate Bonds & Notes (Cost $30,779,225)		31,618,887
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	22,470	37,879
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)	3,330	449
Total Convertible Bonds & Notes (Cost $44,343)		38,328
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	4,500	8,104
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,714	5,081
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	9,735	10,216
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	21,905	24,184
6.725% due 04/01/2035	6,975	7,681
7.350% due 07/01/2035	14,630	16,618
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	15,510	15,757
		79,537
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	115	115
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(e)	1,005	707
5.250% due 07/01/2037 ^(e)	5,635	3,973
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(e)	1,775	1,236
5.900% due 07/01/2028 ^(e)	7,215	4,780
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(e)	4,350	3,002
6.000% due 07/01/2039 ^(e)	4,805	3,339
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(e)	9,445	6,021
5.750% due 07/01/2041 ^(e)	8,200	5,227
6.500% due 07/01/2040 ^(e)	1,640	1,154
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(e)	22,065	13,901
5.500% due 07/01/2039 ^(e)	29,275	19,212
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	2,665	1,606
		64,158
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,810	2,821
Total Municipal Bonds & Notes (Cost $115,898)		154,735
U.S. GOVERNMENT AGENCIES 42.2%
Fannie Mae
0.228% due 12/25/2036 •	42	41
0.305% due 03/25/2034 •	9	8

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.335% due 08/25/2034 •	4	4
0.405% due 09/25/2031 •	2,037	2,006
0.440% due 03/25/2022 •	5	5
0.535% due 03/25/2044 •	7	7
0.540% due 01/25/2022 •	2	2
0.585% due 11/25/2021 - 08/25/2036 •	13	14
0.594% due 04/18/2028 - 09/18/2031 •	3	3
0.635% due 06/25/2049 (p)	16,557	16,584
0.786% due 02/25/2022 ~(a)	123,187	904
0.885% due 08/25/2022 •	1	1
0.974% due 09/25/2022 ~(a)	33,201	295
1.085% due 05/25/2021 - 10/25/2021 •	2	2
1.240% due 09/25/2022 •	1	1
1.385% due 01/25/2024 •	3	3
1.485% due 11/25/2021 •	2	2
2.134% due 11/01/2020 •	1	1
2.168% due 01/25/2022 ~(a)	13,110	176
2.234% due 03/01/2033 •	11	11
2.473% due 09/25/2042 •	4,437	4,150
2.500% due 04/25/2042 - 08/25/2042 (p)	31,911	33,206
2.683% due 01/01/2029 •	1	1
2.828% due 11/01/2033 •	15	16
2.891% due 10/01/2044 •	3	3
2.893% due 09/01/2024 •	1	1
3.000% due 06/25/2027 - 06/25/2042 (a)	50,892	3,399
3.000% due 01/25/2028 (a)	6,442	426
3.091% due 10/01/2040 •	28	28
3.195% due 02/01/2032 •	6	6
3.273% due 02/01/2034 •	593	609
3.340% due 12/01/2035 •	16	16
3.370% due 10/01/2035 •	73	73
3.379% due 04/01/2033 •	1	1
3.435% due 08/01/2033 •	19	19
3.500% due 08/01/2026 •	1	1
3.537% due 10/01/2034 •	88	89
3.690% due 05/01/2024 •	16	16
3.700% due 05/01/2024 •	6	6
3.709% due 03/01/2036 •	2	2
3.788% due 04/01/2032 •	21	21
3.795% due 10/01/2025 - 03/01/2034 •	9	9
3.879% due 10/01/2032 •	7	7
3.895% due 06/01/2032 •	49	49
3.898% due 10/01/2033 •	1	1
3.985% due 12/01/2033 •	9	9
4.000% due 07/01/2041 - 01/01/2059	14,603	15,495
4.000% due 12/25/2042 - 12/25/2047 (a)	5,389	438
4.001% due 04/01/2024 •	2	2
4.003% due 12/01/2027 •	4	4
4.012% due 04/01/2028 - 10/01/2036 •	8	9
4.020% due 11/01/2029 - 09/01/2031 •	60	60
4.051% due 09/01/2033 •	1	1
4.064% due 04/01/2027 •	45	45
4.096% due 03/01/2033 •	166	166
4.126% due 09/01/2030 •	9	9
4.143% due 09/01/2035 •	6	6
4.230% due 08/01/2032 •	5	5
4.250% due 09/01/2024 •	42	42
4.375% due 09/01/2024 - 08/01/2032 •	23	23
4.500% due 12/25/2039 - 03/25/2040	4,997	5,308
4.500% due 07/25/2040 (p)	2,898	3,142
4.500% due 12/25/2042 (a)	1,796	306
4.505% due 10/01/2025 •	1	1
4.510% due 07/01/2032 •	5	5
4.525% due 07/01/2032 •	42	42
5.000% due 08/25/2033 - 06/25/2043	5,728	6,568
5.000% due 10/25/2041 (p)	33,920	38,844
5.200% due 07/01/2036 •	15	15
5.500% due 11/25/2032 - 06/01/2048	11,575	13,527
5.666% due 03/25/2041 •(a)	4,206	820
5.723% due 06/25/2043 •(a)	11,726	1,676
5.816% due 11/25/2049 •(a)	43,091	8,955
5.846% due 06/25/2037 •(a)	718	133
5.866% due 03/25/2037 •(a)	1,392	259
5.866% due 03/25/2049 (a)	18,679	2,795
5.886% due 12/25/2036 - 02/25/2037 •(a)	2,064	415
5.926% due 04/25/2037 •(a)	1,878	355
5.932% due 04/25/2037 (a)	1,281	275
5.966% due 08/25/2035 - 02/25/2043 •(a)	7,565	1,232
6.000% due 06/25/2029 - 09/25/2031	1,820	2,062
6.116% due 01/25/2038 •(a)	2,832	552
6.166% due 01/25/2040 •(a)	3,681	665
6.196% due 03/25/2037 •(a)	3,940	838
6.216% due 05/25/2037 •(a)	1,169	219
6.226% due 06/25/2037 •(a)	4,151	930
6.256% due 04/25/2037 •(a)	2,920	715
6.266% due 12/25/2037 - 10/25/2039 •(a)	5,021	777

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.366% due 10/25/2036 - 06/25/2040 •(a)	3,011	592
6.416% due 11/25/2035 •(a)	557	75
6.466% due 11/25/2036 - 04/25/2037 •(a)	1,137	158
6.500% due 06/25/2028 - 02/01/2036	104	118
6.516% due 03/25/2036 •(a)	2,046	382
6.606% due 04/25/2037 •(a)	2,053	470
6.816% due 02/25/2038 •(a)	8,397	1,959
6.850% due 12/18/2027	5	6
6.900% due 05/25/2023	9	10
7.000% due 07/25/2022 - 01/25/2048	236	271
7.016% due 02/25/2037 •(a)	695	168
7.465% due 11/25/2042 •	86	106
7.500% due 07/25/2022 - 06/25/2042	29	33
7.500% due 06/25/2042 ~	18	21
7.611% due 01/17/2040 ~	86	86
8.500% due 06/25/2030	112	138
9.631% due 08/25/2043 •	202	274
16.818% due 03/25/2038 •	698	985
21.040% due 04/25/2023 •(a)	11	2
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	247,459	222,747
0.315% due 08/25/2031 •	11	11
0.585% due 12/15/2046 •(p)	39,196	39,167
0.635% due 06/15/2049 (p)	21,937	21,978
0.639% due 01/25/2021 ~(a)	87,230	103
0.869% due 01/25/2023 ~(a)	169,932	2,611
1.225% due 06/25/2021 ~(a)	52,176	281
1.433% due 12/25/2021 ~(a)	90,076	1,203
1.775% due 10/15/2023 •	72	74
2.475% due 06/01/2033 •	4	4
2.606% due 05/01/2035 •	21	21
2.904% due 07/25/2044 •	8	8
3.000% due 03/15/2027 - 10/15/2047 (a)	86,514	9,060
3.000% due 08/01/2032 - 06/01/2049	53,651	56,877
3.000% due 06/01/2046 - 11/01/2048 (p)	895,699	945,990
3.128% due 06/01/2037 •	1	1
3.144% due 03/01/2031 •	11	11
3.172% due 09/01/2023 •	3	3
3.179% due 05/01/2033 •	13	13
3.290% due 02/01/2037 •	5	5
3.390% due 01/15/2038 ~(a)	34,463	1,925
3.500% due 08/15/2042 - 09/01/2049 (p)	1,316,206	1,390,295
3.500% due 12/15/2042 (a)	9,824	1,178
3.500% due 05/01/2044 - 05/01/2049	117,616	124,893
3.600% due 02/01/2033 •	1	1
3.615% due 06/25/2041 ~(a)	3,500	83
3.664% due 05/01/2037 •	3	3
3.685% due 01/01/2035 •	29	30
3.795% due 05/01/2029 •	18	18
3.807% due 04/01/2033 •	1	1
3.818% due 04/01/2036 •	6	7
3.875% due 10/01/2024 •	18	18
3.895% due 04/01/2036 •	2	2
3.910% due 02/01/2036 •	2	2
3.929% due 09/01/2033 •	3	3
3.955% due 01/01/2033 •	8	8
3.974% due 10/01/2032 •	12	12
3.995% due 12/01/2037 •	3	3
4.000% due 08/01/2040 - 07/01/2048	30,433	32,616
4.000% due 01/15/2041 - 08/01/2048 (p)	527,963	564,187
4.000% due 09/15/2048 (a)	19,364	1,412
4.002% due 12/01/2033 •	56	59
4.004% due 09/01/2037 •	2	2
4.008% due 12/01/2034 - 09/01/2037 •	13	12
4.010% due 07/01/2025 •	4	4
4.039% due 11/01/2031 •	15	15
4.049% due 08/01/2024 •	1	1
4.090% due 07/01/2034 •	42	44
4.120% due 09/01/2037 •	1	1
4.137% due 07/01/2033 •	9	9
4.167% due 03/01/2032 - 01/01/2035 •	197	201
4.221% due 11/01/2029 •	81	82
4.230% due 09/01/2031 •	130	130
4.238% due 09/01/2034 •	32	32
4.250% due 09/01/2032 •	27	27
4.253% due 09/01/2024 •	4	4
4.314% due 09/01/2037 •	1	1
4.320% due 09/01/2033 •	42	43
4.361% due 08/01/2036 •	1	1
4.370% due 08/01/2034 •	1	1
4.500% due 06/01/2048 (p)	12,151	13,077
4.600% due 11/01/2035 •	72	76
4.606% due 07/01/2033 •	8	8
4.652% due 03/01/2025 •	4	4
5.000% due 02/15/2024 - 05/15/2038	2,563	2,980
5.000% due 01/15/2034 (p)	2,536	2,935

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

5.035% due 03/15/2036 •(a)	1,272	101
5.500% due 08/15/2036	1,358	1,606
5.500% due 06/15/2041 (p)	30,670	35,517
5.625% due 08/01/2037 - 10/01/2037	308	339
5.765% due 11/15/2037 •(a)	8,630	1,668
5.865% due 08/15/2037 •(a)	1,103	213
6.000% due 12/01/2023 - 02/15/2032	1,627	1,880
6.015% due 06/15/2038 - 01/15/2042 •(a)	6,891	1,259
6.255% due 03/15/2037 •(a)	5,324	1,104
6.265% due 03/15/2037 - 06/15/2039 •(a)	2,683	561
6.365% due 09/15/2036 •(a)	2,254	444
6.385% due 09/15/2036 •(a)	1,384	274
6.465% due 04/15/2036 •(a)	7,092	1,696
6.466% due 05/15/2036 (a)	1,711	334
6.500% due 11/15/2021 - 04/15/2029	135	155
6.500% due 11/25/2049 (p)	10,129	12,001
6.515% due 04/15/2026 •(a)	754	82
6.565% due 01/15/2037 •(a)	852	175
6.750% due 01/15/2024	3	3
6.965% due 08/15/2036 •(a)	2,474	538
7.000% due 05/15/2021 - 09/01/2047	393	428
7.015% due 07/15/2034 •(a)	2,347	245
7.250% due 09/15/2030	17	21
7.500% due 11/15/2021 - 09/15/2030	163	194
7.552% due 12/15/2042 •	4,207	5,066
8.500% due 06/15/2031	61	75
8.728% due 05/15/2023 •	3	4
9.224% due 11/15/2043 •	24,418	32,949
9.384% due 08/15/2044 •	13,408	16,953
9.531% due 01/15/2041 •	1,479	1,929
10.491% due 02/15/2040 •	605	855
15.731% due 12/15/2031 - 02/15/2032 •	795	1,127
16.413% due 09/15/2034 •	418	459
19.500% due 02/15/2024 •	10	13
19.930% due 11/15/2023 •	12	15
20.450% due 10/15/2031 •	30	42
23.101% due 02/15/2024 •	4	5
Ginnie Mae
0.103% due 08/16/2048 ~(a)	11,203	88
0.271% due 11/16/2043 ~(a)	24,273	306
0.483% due 10/16/2053 ~(a)	4,078	78
0.773% due 03/20/2063 •	1,157	1,156
0.953% due 07/20/2063 •	1,486	1,486
0.989% due 03/16/2051 ~(a)	888	6
1.053% due 11/20/2065 •(p)	30,417	30,643
1.053% due 01/20/2066 - 08/20/2066 •	22,378	22,551
1.073% due 10/20/2066 •	17,183	17,330
1.083% due 09/20/2066 •	8,770	8,845
1.103% due 05/20/2066 - 07/20/2066 •(p)	104,702	105,680
1.103% due 09/20/2066 •	12,238	12,359
1.133% due 08/20/2066 •	14,733	14,894
1.153% due 04/20/2066 - 11/20/2066 •	38,207	38,669
1.303% due 03/20/2066 •(p)	35,538	36,148
1.303% due 01/20/2067 •	6,692	6,811
1.336% due 04/20/2068 •(p)	38,198	38,569
1.453% due 03/20/2066 •	9,595	9,816
1.904% due 04/20/2067 •	43,865	44,770
2.062% due 10/20/2062	6,442	6,428
2.890% due 08/20/2049 •(a)	64,910	5,639
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	4	3
3.000% due 01/20/2027 - 01/20/2035 •	83	86
3.000% due 01/20/2042 - 11/20/2048	1,445	1,539
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	3	3
3.125% due 12/20/2026 - 12/20/2033 •	50	51
3.250% due 08/20/2027 - 10/20/2029 •	38	39
3.500% due 01/20/2042 - 03/20/2043 (a)	2,907	192
3.500% due 01/20/2045 - 11/20/2049	12,322	13,345
3.500% due 03/20/2046 - 12/20/2049 (p)	238,080	261,713
3.750% due 08/20/2033 •	5	5
3.875% (H15T1Y + 1.500%) due 06/20/2022 ~	2	2
3.875% due 06/20/2027 - 06/20/2032 •	91	92
4.000% due 06/20/2039 - 01/20/2049	84,539	93,580
4.000% due 03/20/2043 (a)	2,655	190
4.000% due 10/20/2044 - 08/20/2048 (p)	493,788	530,804
4.500% due 07/20/2032 - 01/20/2049	1,436	1,549
4.500% due 04/20/2048 - 02/20/2049 (p)	491,000	525,623
5.000% due 07/20/2033	244	268
5.500% due 04/20/2037	103	126
5.625% due 07/20/2037	90	98
6.010% due 10/20/2047 •(a)	21,346	3,762
6.100% due 06/15/2028 - 03/15/2029	392	435
6.490% due 01/15/2028 - 01/15/2029	480	533
Ginnie Mae, TBA 3.500% due 08/01/2050	64,000	67,530
Small Business Administration 5.370% due 04/01/2028	208	229

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 04/01/2022 - 07/01/2050	2,885,006	3,010,558
2.500% due 08/01/2027 - 05/01/2034 (p)	14,357	15,197
3.000% due 07/01/2021 - 05/01/2050	1,455,847	1,541,752
3.000% due 03/01/2050 - 06/01/2050 (p)	345,316	366,499
3.500% due 10/01/2025 - 08/01/2049	442,272	469,038
3.500% due 05/01/2035 - 02/01/2050 (p)	1,902,668	2,014,026
4.000% due 09/01/2023 - 03/01/2050	947,489	1,011,602
4.000% due 01/01/2038 - 03/01/2050 (p)	7,538,385	8,035,780
4.500% due 08/01/2023 - 06/01/2050	135,036	146,046
4.500% due 05/01/2039 - 02/01/2050 (p)	1,637,978	1,760,502
5.000% due 06/01/2024 - 01/01/2049	16,382	17,919
5.000% due 03/01/2049 - 06/01/2049 (p)	35,716	39,049
5.500% due 05/01/2027 - 01/01/2029	172	190
6.000% due 12/01/2032 - 09/01/2040	17,067	19,872
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	1,812,600	1,850,044
2.500% due 07/01/2035 - 09/01/2050	10,077,906	10,483,288
3.000% due 07/01/2050 - 09/01/2050	12,349,350	12,975,063
3.500% due 07/01/2035 - 08/01/2050	1,161,750	1,221,904
4.000% due 07/01/2050	268,327	284,333
4.500% due 06/01/2050 - 07/01/2050	19,000	20,389
Vendee Mortgage Trust 6.500% due 09/15/2024	32	35
Total U.S. Government Agencies (Cost $50,239,101)		50,919,923
U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Bonds
2.250% due 08/15/2046 (t)	4,400	5,218
2.500% due 02/15/2045 (r)(t)	77,400	95,491
2.500% due 02/15/2046 (t)	1,675	2,074
2.500% due 05/15/2046 (t)	4,955	6,145
2.750% due 11/15/2047 (t)	100	131
2.875% due 05/15/2043 (r)(t)	118,245	154,529
2.875% due 08/15/2045 (p)(t)	858,035	1,130,964
2.875% due 11/15/2046 (p)(r)(t)	542,700	721,547
3.000% due 11/15/2044 (p)(r)(t)	615,851	824,687
3.000% due 08/15/2048 (t)	2,575	3,540
3.000% due 02/15/2049 (t)	210,712	290,828
3.125% due 02/15/2043 (p)(r)(t)	276,160	374,531
3.125% due 08/15/2044 (p)	478,709	652,896
3.375% due 05/15/2044 (p)(r)(t)	712,309	1,007,653
3.625% due 08/15/2043 (p)(t)	679,488	992,729
3.625% due 02/15/2044 (p)(r)(t)	494,249	723,640
3.750% due 11/15/2043 (r)(t)	355,213	528,775
6.250% due 05/15/2030 (t)	845	1,302
U.S. Treasury Inflation Protected Securities (j)
0.125% due 10/15/2024 (r)	440,497	461,943
0.125% due 07/15/2026 (r)	20,423	21,717
0.250% due 01/15/2025 (r)	747	787
0.250% due 07/15/2029 (p)(r)(t)	1,579,618	1,729,881
0.375% due 01/15/2027 (r)	18,591	20,061
0.500% due 04/15/2024	71	75
0.500% due 01/15/2028 (r)	4,872	5,341
0.625% due 01/15/2026 (r)	12,703	13,773
0.625% due 02/15/2043 (t)	12,515	14,770
0.750% due 07/15/2028 (r)	912,111	1,029,406
0.750% due 02/15/2042 (p)(r)(t)	91,021	109,155
0.875% due 02/15/2047 (r)	2,868	3,665
1.000% due 02/15/2046 (r)	42,589	55,157
1.000% due 02/15/2048 (r)(t)	19,239	25,485
1.000% due 02/15/2049 (r)	282,154	377,312
1.375% due 02/15/2044 (p)(r)	82,018	112,095
2.000% due 01/15/2026 (r)	12,577	14,635
2.375% due 01/15/2025 (p)(r)	1,157,422	1,334,242
2.500% due 01/15/2029 (r)	21,413	27,474
U.S. Treasury Notes
2.250% due 11/15/2024 (r)(t)	965	1,049
2.750% due 02/28/2025 (t)	400	446
Total U.S. Treasury Obligations (Cost $11,181,941)		12,875,149
NON-AGENCY MORTGAGE-BACKED SECURITIES 29.2%
20 Times Square Trust 3.203% due 05/15/2035 ~	138,309	129,412
Adjustable Rate Mortgage Trust
0.365% due 08/25/2036 •	158	92
0.395% due 06/25/2037 •	526	483
0.685% due 10/25/2035 •	38	38
0.685% due 03/25/2036 •	905	453
0.725% due 11/25/2035 •	4,374	3,909
0.725% due 01/25/2036 •	868	793
1.335% due 01/25/2035 •	2,720	2,452
1.335% due 01/25/2035 ^•	4,109	3,392
3.535% due 01/25/2036 ^~	185	171

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.704% due 05/25/2035 ~		4,490	4,413
3.765% due 03/25/2036 ~		13,238	6,867
3.794% due 11/25/2035 ^~		523	445
3.820% due 01/25/2036 ^~		1,366	1,235
3.836% due 07/25/2035 ~		1,837	1,744
3.869% due 09/25/2035 ^~		1,102	1,015
3.884% due 02/25/2036 ^~		1,880	1,439
3.915% due 08/25/2036 ~		5,061	2,193
4.024% due 01/25/2036 ^~		5,644	4,788
4.214% due 11/25/2035 ^~		114	105
4.625% due 11/25/2035 ^~		506	460
American General Mortgage Loan Trust 0.000% due 09/25/2048 (h)		289,287	293,338
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•		10,426	8,732
0.375% due 09/25/2046 ^•		15,624	14,744
0.375% due 12/25/2046 ^•		28,634	22,770
0.375% due 06/25/2047 ^•		122	105
0.395% due 10/25/2046 •		245	156
2.424% due 11/25/2046 •		107,220	46,488
6.250% due 06/25/2037 ^þ		7,902	7,216
American Home Mortgage Investment Trust
0.465% due 03/25/2046 •		12,916	11,390
0.485% due 11/25/2045 •		285	241
0.505% due 06/25/2046 •		12,808	4,099
2.202% due 09/25/2035 •		41,071	24,710
2.265% due 12/25/2035 •		262	135
2.265% due 11/25/2045 ^•		31,261	21,238
2.305% due 10/25/2034 •		2,295	2,247
2.515% due 02/25/2045 •(p)		6,431	6,404
5.908% due 09/25/2035 þ		29,904	21,256
Asti Finance SRL 0.455% due 05/27/2050 •	EUR	2,683	3,009
Avon Products, Inc.
0.000% due 03/21/2042 «(c)	GBP	787,000	975,276
1.000% due 03/21/2042 «(c)		207,010	249,098
BAMLL Commercial Mortgage Securities Trust
1.221% due 07/07/2043 ~(a)		$3,553	146
3.418% due 07/07/2043		3,208	3,243
Banc of America Alternative Loan Trust
0.585% due 06/25/2046 ^•		46	34
4.669% due 11/25/2021 ^~		132	104
5.500% due 10/25/2033		5,653	5,695
5.500% due 12/25/2035 ^		103	99
6.000% due 03/25/2021 ^		6	5
6.000% due 07/25/2034		19,710	20,830
6.000% due 08/25/2035 ^		971	914
6.000% due 08/25/2035		6,009	5,858
6.000% due 01/25/2036 ^		14,145	13,966
6.000% due 03/25/2036 ^		2,884	2,791
6.000% due 06/25/2046 ^		195	188
6.000% due 07/25/2046 ^		566	551
Banc of America Funding Corp. 4.126% due 09/25/2048 ~		14,835	14,509
Banc of America Funding Trust
0.350% due 02/20/2047 •		5,679	5,375
0.464% due 05/26/2037 ~		32,741	21,361
0.465% due 07/25/2037 •		17,199	15,884
0.475% due 07/25/2037 •		14,682	13,516
0.500% due 09/20/2035 ^•		4,622	3,317
0.685% due 07/25/2036 ^•		34	25
0.750% due 05/20/2036 •		85,390	38,322
0.770% due 07/20/2036 •		810	807
2.170% due 06/20/2035 ^•		622	458
3.117% due 12/20/2034 ~		318	214
3.563% due 03/20/2036 ~		55	49
3.599% due 03/20/2036 ~		491	430
3.639% due 05/20/2034 ~		480	460
3.764% due 04/20/2035 ~		196	177
3.826% due 11/20/2035 ~		2,180	2,114
3.893% due 09/20/2035 ^~		279	242
3.918% due 09/20/2035 ~		24	22
3.943% due 09/20/2046 ^~		1,332	1,194
3.988% due 10/20/2046 ^~		264	213
4.012% due 05/25/2035 ~		21	20
4.043% due 11/20/2035 ~		3,881	3,339
4.043% due 05/20/2036 ^~		158	150
4.049% due 07/20/2036 ~		3,335	3,218
4.185% due 01/20/2047 ^~		130	123
4.373% due 06/20/2047 ~		2,663	2,368
4.443% due 03/20/2035 ~		41	42
4.510% due 10/20/2035 ~		5,221	4,741
5.500% due 09/25/2034		31	31
5.500% due 03/25/2036 ^		91	86
5.888% due 04/25/2037 ^þ		358	350
6.000% due 09/25/2036 ^		2,065	1,953

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.000% due 08/25/2037 ^		5,658	5,314
6.000% due 10/26/2037 ~		8,981	8,641
Banc of America Mortgage Trust
3.095% due 07/25/2034 ~		16	16
3.234% due 06/25/2035 ~		183	162
3.611% due 07/20/2032 ~		20	19
3.709% due 02/25/2035 ~		238	232
3.756% due 02/25/2036 ^~		2,533	2,332
3.764% due 05/25/2035 ^~		4,512	4,340
3.813% due 05/25/2034 ~		240	235
3.845% due 11/20/2046 ^~		34	31
3.861% due 04/25/2035 ^~		407	393
3.885% due 07/25/2035 ^~		561	536
3.885% due 07/25/2035 ~		995	951
3.888% due 01/25/2035 ~		13,452	12,723
3.889% due 11/25/2035 ^~		152	144
3.890% due 12/25/2033 ~		38	36
3.895% due 01/25/2036 ^~		164	145
3.898% due 12/25/2033 ~		90	86
3.954% due 05/25/2033 ~		10	9
3.987% due 10/25/2035 ^~		21	20
3.996% due 02/25/2035 ~		124	119
4.043% due 11/25/2035 ^~		241	218
4.089% due 09/25/2035 ^~		538	491
4.108% due 04/25/2033 ~		81	80
4.129% due 01/25/2034 ~		193	185
4.134% due 09/25/2033 ~		2,103	2,001
4.209% due 08/25/2035 ^~		2,961	2,835
4.292% due 05/25/2033 ~		1	1
4.344% due 03/25/2033 ~		152	142
4.467% due 09/25/2035 ~		29	28
4.687% due 08/25/2034 ~		213	213
5.500% due 09/25/2035 ^		166	161
5.500% due 09/25/2035		827	802
6.000% due 09/25/2037 ^		205	202
6.000% due 07/25/2046 •		3,990	3,853
6.500% due 10/25/2031		23	24
BANK 0.474% due 02/15/2061 ~(a)		215,517	5,200
Bankinter Fondo de Titulizacion de Activos 0.000% due 12/15/2040 •	EUR	2,373	2,578
Bayview Commercial Asset Trust 0.465% due 01/25/2037 •		$63	59
BCAP LLC Trust
0.288% due 08/26/2036 ~		16,029	13,275
0.355% due 01/25/2037 ^•		465	469
0.405% due 05/25/2047 ^•		6,472	5,886
0.488% due 05/26/2037 •		14,102	10,269
0.508% due 02/26/2037 •		1,042	1,097
0.528% due 03/26/2035 ~		1,494	1,342
0.571% due 07/26/2036 ~		363	303
0.723% due 05/26/2037 •		7,554	6,993
1.037% due 11/27/2047 ~		40,531	35,163
1.668% due 09/27/2037 •		7,914	7,495
2.231% due 11/26/2036 •		6,807	2,912
3.146% due 06/26/2037 ~		11,756	10,280
3.146% due 06/27/2037 ~		8,653	7,748
3.648% due 10/26/2035 ~		3,536	2,608
3.658% due 09/26/2035 ~		26	21
3.753% due 02/26/2036 ~		2,968	2,403
3.769% due 10/26/2035 ~		7,195	7,084
3.842% due 11/26/2035 ~		578	548
3.847% due 05/26/2047 ~		7,879	6,676
3.895% due 01/26/2036 ~		2,453	1,830
3.903% due 12/20/2035 ~		15,884	10,276
4.217% due 02/26/2036 ~		36	32
5.250% due 02/26/2036 ~		1,000	699
5.250% due 04/26/2037		2,011	1,563
5.750% due 04/25/2037		6,813	5,170
5.953% due 04/26/2037 ~		6,862	5,082
6.000% due 07/26/2036 ~		12,020	9,807
6.000% due 08/26/2037 ~		15,743	14,235
6.212% due 08/26/2022 ~		104	78
6.523% due 12/26/2036 ~		9,132	7,779
Bear Stearns Adjustable Rate Mortgage Trust
2.427% due 08/25/2035 ^•		10,621	9,064
3.269% due 07/25/2034 ~		198	186
3.345% due 03/25/2035 ~		6	6
3.375% due 07/25/2034 ~		65	62
3.392% due 11/25/2034 ~		15	13
3.531% due 07/25/2034 ~		1	1
3.591% due 08/25/2047 ^~		1,407	1,183
3.610% due 07/25/2036 ^~		2,967	2,627
3.662% due 04/25/2034 ~		865	811
3.673% due 06/25/2047 ^~		5,723	5,218
3.702% due 02/25/2036 ^~		133	127

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.707% due 02/25/2035 ~	1,319	1,283
3.737% due 01/25/2035 ~	204	196
3.747% due 03/25/2035 ~	827	766
3.766% due 02/25/2036 ^~	678	654
3.801% due 05/25/2034 ~	39	36
3.833% due 01/25/2035 ~	586	568
3.840% due 02/25/2036 •	85	84
3.847% due 05/25/2047 ^~	477	449
3.887% due 09/25/2034 ~	1,785	1,721
3.906% due 02/25/2036 ^~	4,100	3,442
3.921% due 08/25/2035 ^~	2,349	2,065
3.930% due 04/25/2034 ~	510	483
3.943% due 12/25/2046 •	2,694	2,381
3.960% due 08/25/2035 ~	713	640
3.967% due 02/25/2033 ~	3	3
3.983% due 08/25/2047 ^~	3,330	2,798
4.000% due 04/25/2034 ~	10	10
4.000% due 05/25/2037 ~	3,236	3,034
4.039% due 08/25/2035 ^~	499	472
4.041% due 08/25/2035 ~	4,998	4,930
4.150% due 08/25/2035 ^~	9,883	9,616
4.182% due 02/25/2036 ^~	58	55
4.218% due 10/25/2033 ~	192	183
4.259% due 11/25/2034 ~	728	675
4.312% due 01/25/2035 ~	32	30
4.712% due 11/25/2034 ~	12	11
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	51	46
0.505% due 08/25/2036 •	15,534	13,802
0.505% due 11/25/2036 ^•	4,901	4,235
0.505% due 06/25/2046 ^•	12,419	10,459
0.625% due 07/25/2035 •	15	15
0.625% due 04/25/2036 ^•	6,571	8,295
0.665% due 02/25/2036 •	3,339	3,217
0.825% due 04/25/2034 •	207	203
0.825% due 07/25/2034 •	5	5
1.115% due 11/25/2034 •	14,936	12,103
1.625% due 01/25/2034 ~	42	33
1.835% due 09/25/2034 •	6,446	5,262
1.910% due 07/25/2034 •	4,507	4,401
3.111% due 04/25/2035 ~	341	301
3.216% due 05/25/2035 ~	2,280	2,140
3.229% due 01/25/2036 ^~	7,107	7,065
3.407% due 07/25/2035 ~	34,934	28,218
3.457% due 04/25/2035 ~	887	865
3.494% due 05/25/2036 ~	15,156	11,919
3.497% due 08/25/2036 ^~	313	254
3.521% due 01/25/2036 ~	30,148	28,621
3.524% due 08/25/2034 ~	1,344	1,338
3.545% due 02/25/2036 ^~	2,204	1,809
3.567% due 01/25/2035 ~	317	223
3.572% due 06/25/2034 ~	695	683
3.648% due 05/25/2036 ~	16,907	11,847
3.653% due 09/25/2047 ^~	25,582	17,103
3.697% due 08/25/2036 ^~	3,832	2,487
3.715% due 10/25/2035 ^~	25,312	23,295
3.730% due 04/25/2035 ~	911	890
3.736% due 09/25/2035 ^~	5,669	4,453
3.750% due 09/25/2034 ~	111	107
3.752% due 02/25/2034 ~	103	104
3.761% due 03/25/2036 ^~	9,984	8,305
3.767% due 01/25/2047 ~	2,390	1,692
3.769% due 05/25/2035 ~	272	265
3.776% due 11/25/2035 ^~	8,741	6,562
3.799% due 01/25/2035 ~	81	77
3.810% due 02/25/2036 ^~	1,333	1,271
3.837% due 11/25/2036 ~	7,170	5,415
3.838% due 05/25/2036 ^~	25	19
3.848% due 09/25/2034 ~	76	76
3.853% due 11/25/2035 ^~	15,052	13,468
3.899% due 05/25/2036 ^~	8,861	6,064
3.988% due 09/25/2035 ^~	1,104	656
4.030% due 09/25/2035 ^~	8,006	5,847
4.050% due 04/25/2035 ~	699	645
4.454% due 07/25/2035 ^~	12,577	9,288
4.553% due 02/25/2036 ^~	11,279	10,319
Bear Stearns Mortgage Funding Trust
0.355% due 03/25/2037 •	62,811	55,101
0.365% due 06/25/2037 •	13,004	11,450
0.385% due 11/25/2036 ^•	31,375	29,394
0.385% due 09/25/2046 •	34,802	30,786
0.395% due 06/25/2037 •	69,334	63,352
0.405% due 08/25/2036 •	13,610	13,213
Bear Stearns Structured Products, Inc. Trust
3.635% due 01/26/2036 ^~	8,863	7,326
4.251% due 12/26/2046 ^~	185	163

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

7.000% due 07/25/2037 ~		33,652	18,061
BellaVista Mortgage Trust 0.444% due 05/20/2045 •		224	166
Business Mortgage Finance PLC 0.000% due 08/15/2040 •	EUR	4,353	4,840
BXP Trust 3.379% due 06/13/2039 (p)		$28,700	31,575
CFCRE Commercial Mortgage Trust
1.275% due 11/10/2049 ~(a)(p)		157,946	8,836
1.330% due 04/15/2044 ~(a)		14,850	62
Chase Mortgage Finance Trust
3.597% due 01/25/2036 ^~		586	513
3.682% due 02/25/2037 ~		57	56
3.683% due 12/25/2035 ^~		526	509
3.809% due 12/25/2037 ^~		565	485
3.838% due 03/25/2037 ^~		4,816	4,601
4.047% due 06/25/2035 ~		44	44
4.058% due 09/25/2036 ^~		16	14
4.139% due 06/25/2035 ~		4	4
5.500% due 11/25/2035		1,143	1,077
6.000% due 10/25/2036 ^		647	459
6.000% due 11/25/2036		2,063	1,412
6.000% due 12/25/2036		128	88
6.000% due 02/25/2037 ^		1,706	1,100
6.000% due 03/25/2037 ^		958	719
6.000% due 05/25/2037 ^		14,533	10,335
6.250% due 10/25/2036 ^		6,150	4,610
ChaseFlex Trust
0.465% due 05/25/2037 •		25,153	23,399
0.485% due 07/25/2037 •		13,898	11,853
0.525% due 08/25/2037 •		7,252	6,267
4.180% due 08/25/2037 ^þ		1,090	906
4.580% due 09/25/2036 ~		6,777	6,745
6.300% due 06/25/2036 ^~		15,080	13,349
Chester A PLC
0.000% due 03/17/2046	GBP	116,570	109,502
0.000% due 05/20/2046		9	99,597
1.313% due 03/17/2046		1,071,713	1,328,747
1.763% due 03/17/2046		125,536	141,718
2.263% due 03/17/2046		116,569	127,027
2.763% due 03/17/2046		71,735	76,799
3.513% due 03/17/2046		35,868	38,178
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.365% due 05/25/2036 •		$216	193
0.415% due 05/25/2036 •		420	378
0.465% due 01/25/2035 •		448	435
0.485% due 08/25/2035 •		59	57
Citicorp Mortgage Securities Trust
5.500% due 06/25/2037		167	167
5.500% due 07/25/2037		1	0
5.750% due 06/25/2036		149	149
6.000% due 08/25/2036		5,787	5,943
Citigroup Commercial Mortgage Trust
1.654% due 10/10/2049 ~(a)		338,528	21,073
3.349% due 02/10/2049 (p)		40,000	43,593
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 ~		98	98
0.000% due 01/25/2082 (a)(h)		848	846
0.255% due 01/25/2037 •		297	260
0.308% due 08/25/2036 •		30,467	13,802
0.435% due 09/25/2036 •		1,286	1,207
0.591% due 05/20/2047 •		13,857	11,731
0.712% due 12/25/2035 ~		8,129	7,061
0.923% due 08/25/2035 •		10,950	9,588
1.135% due 09/25/2037 •		3,592	2,685
2.546% due 08/25/2035 ~		438	412
2.570% due 05/25/2035 •		53	53
2.981% due 09/25/2037 ^~		1,413	968
3.074% due 10/25/2046 ^~		2,903	2,545
3.228% due 09/25/2059 þ		22,824	22,981
3.569% due 11/25/2036 ~		6,191	4,822
3.604% due 03/25/2035 ~		8,164	6,759
3.643% due 03/25/2037 ^~		1,364	1,187
3.732% due 09/25/2037 ~		2,042	1,969
3.843% due 10/25/2035 ^~		38	34
3.912% due 10/25/2035 ^~		2,283	1,562
3.933% due 07/25/2036 ^~		3,264	2,763
3.934% due 09/25/2037 ~		5,570	5,183
3.941% due 03/25/2036 ^~		3,423	3,201
3.979% due 08/25/2035 ~		508	490
4.004% due 07/25/2036 ~		3,967	3,282
4.023% due 03/25/2034 ~		381	375
4.025% due 06/25/2036 ^~		2,884	2,696
4.105% due 11/25/2036 ^~		319	303
4.140% due 03/25/2036 ^•		341	327
4.145% due 01/25/2082 ~		367,482	365,015

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

4.228% due 09/25/2064 ~		135,346	131,044
4.359% due 11/25/2036 ^~		6,212	5,261
5.250% due 03/25/2037 ^		3,443	3,061
5.500% due 12/25/2035 ^		9	9
5.750% due 09/25/2021		1,431	1,632
5.750% due 04/25/2047 ^		5,006	4,048
6.000% due 05/25/2037		3,766	3,421
6.000% due 08/25/2037 ~		15,654	11,335
6.250% due 11/25/2037 ~		2,475	1,770
6.500% due 10/25/2036		7,475	6,057
Citigroup Mortgage Loan Trust, Inc.
2.930% due 02/25/2034 ~		8	8
3.245% due 12/25/2035 ^~		312	211
3.258% due 04/25/2035 ~		2,266	2,122
4.202% due 05/25/2035 ~		334	328
6.000% due 05/25/2035		4,570	4,804
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.889% due 09/25/2035 ^~		436	350
CitiMortgage Alternative Loan Trust
5.266% due 02/25/2037 ^•(a)		2,589	551
5.500% due 04/25/2022 ^		716	717
5.750% due 12/25/2036 ^		463	453
5.750% due 03/25/2037 ^		756	721
6.000% due 07/25/2036 ^		433	424
6.000% due 06/25/2037 ^		5,233	5,127
6.000% due 10/25/2037 ^		2,949	2,846
Clavis Securities PLC
0.000% due 12/15/2031 •	EUR	6,762	7,177
0.363% due 12/15/2032 •	GBP	794	939
CNL Commercial Mortgage Loan Trust 0.685% due 05/15/2031 •		$472	427
Commercial Mortgage Trust
0.242% due 04/10/2047 ~(a)		58,814	374
1.262% due 08/10/2047 ~(a)(p)		211,441	7,525
1.572% due 10/10/2049 ~(a)		223,754	13,506
1.845% due 07/10/2046 ~(a)		3,468	0
3.140% due 10/10/2036 (p)		13,000	13,882
3.546% due 06/10/2047 (p)		8,212	8,787
3.550% due 02/10/2049 (p)		22,000	23,352
3.955% due 02/10/2047		3,400	3,662
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		1,288	1,288
6.000% due 05/25/2036 ^		75	61
6.000% due 08/25/2037 ^~		2,495	1,838
Countrywide Alternative Loan Trust
0.305% due 06/25/2036 •		1,364	1,258
0.305% due 11/25/2036 •		4,100	4,175
0.325% due 06/25/2037 •		18,220	16,004
0.345% due 06/25/2036 •		17,325	13,835
0.345% due 11/25/2036 •		18,431	16,624
0.345% due 01/25/2037 •		31,186	26,418
0.345% due 07/25/2046 •		10,698	9,621
0.345% due 09/25/2047 •		26,594	23,853
0.355% due 11/25/2036 •		3,263	3,325
0.355% due 01/25/2037 ^•		3,177	3,165
0.365% due 11/25/2036 •		9,752	9,322
0.365% due 05/25/2047 •		9,444	8,246
0.370% due 02/20/2047 ^•		17,876	13,262
0.375% due 09/25/2046 ^•		33,716	30,643
0.375% due 10/25/2046 •		3,494	3,135
0.380% due 03/20/2047 •		28,751	23,144
0.385% due 02/25/2036 •		2,166	1,818
0.385% due 12/20/2046 ^•		51,022	41,263
0.390% due 07/20/2046 ^•		8,691	6,458
0.395% due 05/25/2035 •		5,764	5,201
0.395% due 07/25/2046 •		7,591	6,799
0.395% due 04/25/2047 •		16,297	11,662
0.400% due 05/20/2046 ^•		30,932	23,879
0.400% due 09/20/2046 •		4,187	3,266
0.405% due 05/25/2035 •		3,666	3,248
0.405% due 09/25/2047 •		18,909	17,094
0.435% due 12/25/2035 •		8,381	6,765
0.445% due 08/25/2035 •		10,606	7,081
0.455% due 02/25/2036 •		1,349	1,161
0.465% due 12/25/2035 •		436	409
0.465% due 02/25/2037 •		17,629	15,297
0.475% due 11/25/2035 •		1,562	1,164
0.475% due 02/25/2036 ^•		9,242	7,456
0.475% due 05/25/2036 •		6,196	5,656
0.495% due 08/25/2035 ^•		1,166	993
0.495% due 11/25/2035 •		4,306	4,009
0.515% due 09/25/2035 •		3,830	2,878
0.520% due 11/20/2035 •		32,635	30,418
0.523% due 09/25/2034 •		270	235
0.535% due 09/25/2035 •		10,443	9,394
0.535% due 12/25/2035 ^•		18,496	16,431

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.555% due 02/25/2037 ^•	417	114
0.585% due 06/25/2036 ^•	87	38
0.685% due 12/25/2035 ^•	2,510	1,292
0.685% due 12/25/2035 •	36,728	26,345
0.685% due 04/25/2036 •	7,790	2,977
0.705% due 07/25/2035 •	349	324
0.735% due 11/25/2035 •	3,922	2,184
0.745% due 08/25/2035 •	2,405	2,178
0.805% due 10/25/2035 •	38	32
0.830% due 11/20/2035 •	8,163	7,225
0.845% due 10/25/2035 •	1,854	1,449
0.955% due 11/25/2035 •	4,296	3,788
0.985% due 08/25/2035 •	1,451	996
0.985% due 01/25/2036 ^•	2,431	1,998
1.185% due 08/25/2035 ^•	4,841	2,502
1.205% due 10/25/2034 •	9,423	9,045
1.760% due 02/25/2035 •	6,588	6,317
1.835% due 08/25/2034 •	6,331	5,934
1.835% due 10/25/2034 •	7,642	7,345
2.377% due 03/25/2047 ^•	6,504	5,837
2.504% due 12/25/2035 •	13,079	11,808
2.604% due 08/25/2035 ^•	45	36
2.701% due 05/25/2035 ^~	3,315	2,448
2.814% due 07/20/2035 ^•	3,632	3,190
2.904% due 08/25/2035 •	205	193
2.939% due 06/25/2037 ~	123	104
3.064% due 08/25/2035 •	4,835	4,543
3.149% due 06/25/2035 •	307	278
3.503% due 12/25/2035 ~	127	130
3.506% due 06/25/2037 ^~	6,064	5,560
3.554% due 10/20/2035 •	21,736	17,639
3.565% due 08/25/2036 ~	718	723
3.574% due 10/20/2035 •	15,214	11,922
3.584% due 03/25/2047 ~	4,965	4,641
3.640% due 11/25/2035 ^~	353	294
3.677% due 12/25/2034 ~	8,968	8,911
3.763% due 12/25/2035 ^~	255	242
3.843% due 02/25/2037 ^~	1,065	1,004
3.905% due 08/25/2034 ^~	5,310	4,889
4.143% due 12/25/2034 ~	1	1
4.595% due 07/25/2021 ^~	2	2
4.766% due 11/25/2035 •(a)	3,922	644
4.916% due 11/25/2035 ^•(a)	4,096	633
5.000% due 08/25/2035 ^	1,277	1,122
5.066% due 08/25/2036 ^•(a)	11,148	2,234
5.250% due 02/25/2021 ^	74	73
5.500% due 03/25/2035	3,572	3,591
5.500% due 05/25/2035	762	706
5.500% due 06/25/2035 ^	211	200
5.500% due 07/25/2035 ^	68	61
5.500% due 08/25/2035	5,578	5,492
5.500% due 09/25/2035 ^	37,528	34,283
5.500% due 11/25/2035 ^	11,315	10,237
5.500% due 12/25/2035 ^	4,494	3,685
5.500% due 01/25/2036 ^	9,089	8,521
5.500% due 01/25/2036	238	200
5.500% due 02/25/2036	44,137	37,307
5.500% due 02/25/2036 ^	833	695
5.750% due 05/25/2036	366	255
5.750% due 08/25/2036 ^	5,168	4,038
5.750% due 03/25/2037	5,042	3,806
5.750% due 06/25/2037	3,835	2,728
5.750% due 07/25/2037 ^	1,216	1,018
5.750% due 04/25/2047 ^	2,830	2,314
6.000% due 02/25/2035	27,344	26,222
6.000% due 02/25/2036	47,416	38,385
6.000% due 02/25/2036 ^	38	30
6.000% due 03/25/2036 ^	12,371	8,933
6.000% due 04/25/2036 ^	13,810	9,962
6.000% due 05/25/2036 ^	8,987	7,052
6.000% due 05/25/2036	4,150	3,107
6.000% due 06/25/2036	10,330	7,674
6.000% due 07/25/2036	12,020	10,073
6.000% due 08/25/2036 ^	5,652	4,740
6.000% due 01/25/2037 ^	1,511	1,521
6.000% due 02/25/2037 ^	4,227	2,588
6.000% due 03/25/2037 ^	3,200	2,017
6.000% due 04/25/2037 ^	9,780	6,676
6.000% due 05/25/2037 ^	13,538	8,156
6.000% due 06/25/2037 ^	643	469
6.000% due 08/25/2037 ^•	6,697	5,058
6.250% due 11/25/2036	5,307	3,720
6.250% due 12/25/2036 ^	3,588	2,351
6.250% due 11/25/2046 ^	2,617	2,011
6.500% due 05/25/2036 ^	3,100	2,324
6.500% due 06/25/2036 ^	1,082	797

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.500% due 08/25/2036 ^	2,854	1,571
6.500% due 09/25/2036	1,990	1,584
6.500% due 09/25/2036 ^	4,707	3,488
6.500% due 12/25/2036 ^	2,892	1,942
6.500% due 08/25/2037 ^	11,033	7,210
6.500% due 09/25/2037 ^	21,287	12,886
6.500% due 11/25/2037 ^	9,935	7,101
7.000% due 08/25/2034 ^	223	230
7.000% due 09/25/2036	28,037	12,270
7.250% due 08/25/2032	147	159
7.500% due 12/25/2034 ^	109	38
Countrywide Home Loan Mortgage Pass-Through Trust
0.385% due 04/25/2046 •	485	432
0.455% due 04/25/2035 •	2,768	2,662
0.508% due 03/25/2036 •	12	6
0.535% due 02/25/2036 ^•	4	1
0.645% due 05/25/2035 •	360	310
0.685% due 05/25/2036 ^•	2,831	1,224
0.725% due 03/25/2035 •	466	447
0.765% due 04/25/2035 •	5,854	5,194
0.785% due 03/25/2035 •	1,688	1,375
0.785% due 05/25/2035 •	9,809	8,110
0.825% due 03/25/2035 •	20,038	17,256
0.845% due 02/25/2035 •	568	505
0.865% due 02/25/2035 •	1,032	932
0.925% due 02/25/2035 •	8,937	7,864
0.945% due 09/25/2034 •	134	127
2.600% due 07/25/2034 ~	125	121
2.759% due 02/25/2035 ~	7,908	6,625
2.762% due 04/25/2035 ~	669	572
2.840% due 03/25/2035 ^~	278	227
3.062% due 09/25/2034 ~	289	276
3.084% due 09/25/2034 ^~	37	29
3.191% due 04/20/2036 ^~	401	365
3.198% due 04/25/2047 ~	16,959	14,624
3.269% due 05/20/2036 ^~	20,410	19,720
3.424% due 05/20/2036 ^~	4,159	3,454
3.427% due 05/20/2034 ~	49	48
3.427% due 08/25/2034 ^~	7	7
3.427% due 08/25/2034 ~	25	25
3.447% due 02/25/2047 ^~	6,754	5,989
3.462% due 03/25/2037 ^~	262	232
3.473% due 06/20/2036 ~	7,668	6,874
3.484% due 05/20/2036 ~	12,328	10,991
3.488% due 05/25/2034 ~	82	80
3.493% due 11/25/2037 ~	20,753	19,034
3.499% due 04/25/2035 ^~	91	74
3.509% due 08/20/2035 ^~	8,775	8,161
3.553% due 11/20/2035 ~	27,439	23,113
3.570% due 01/25/2036 ^~	1,574	1,445
3.570% due 01/25/2036 ~	5,027	4,617
3.596% due 05/20/2036 ^~	2,340	2,133
3.633% due 02/20/2035 ~	775	759
3.664% due 09/20/2036 ^~	1,118	1,011
3.681% due 02/20/2036 ~	5,284	5,006
3.711% due 02/20/2036 ^•	2,454	2,079
3.715% due 05/20/2035 ~	1,333	1,262
3.720% due 11/25/2037 ~	27,470	25,714
3.730% due 02/20/2036 ^•	9,586	7,846
3.754% due 09/20/2035 ~	11,046	10,620
3.761% due 04/25/2037 ^~	3,096	2,888
3.772% due 09/25/2047 ^~	1,430	1,304
3.781% due 10/20/2035 ^~	828	787
3.781% due 10/20/2035 ~	3,469	3,299
3.793% due 02/20/2036 ^•	946	892
3.794% due 10/25/2033 ~	68	67
3.806% due 10/20/2034 ~	3,984	3,855
3.818% due 11/25/2037 ~	31,939	30,374
3.832% due 09/25/2037 ^~	4,294	3,953
3.866% due 02/25/2034 ~	14	14
3.870% due 09/20/2034 ~	157	143
3.885% due 11/20/2034 ~	213	208
3.907% due 06/25/2047 ^~	7,032	6,879
3.930% due 07/19/2033 ~	452	445
3.934% due 09/20/2035 ~	12,690	11,359
3.939% due 02/20/2036 ^•	763	690
3.951% due 03/25/2035 ~	499	490
3.991% due 02/25/2034 ~	109	104
4.002% due 12/19/2033 ~	11	11
4.040% due 12/25/2033 ~	91	85
4.098% due 05/19/2033 ~	108	104
4.156% due 11/20/2035 ^~	2,071	1,671
5.000% due 07/31/2020	101	52
5.250% due 12/25/2027 ^	768	659
5.250% due 07/25/2034	310	310
5.500% due 04/25/2035	28	26

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 08/25/2035	389	325
5.500% due 08/25/2035 ^	3,006	2,503
5.500% due 09/25/2035 ^	2,169	1,917
5.500% due 10/25/2035 ^	331	288
5.500% due 10/25/2035	116	101
5.500% due 11/25/2035 ^	409	333
5.500% due 01/25/2036	1,200	1,036
5.750% due 08/25/2034	225	227
5.750% due 02/25/2036 ^	715	544
5.750% due 02/25/2037 ^	321	250
5.750% due 03/25/2037 ^	3,313	2,574
5.750% due 05/25/2037 ^	476	355
5.750% due 07/25/2037 ^	3,168	2,481
5.850% due 05/25/2036 ^	3,214	2,448
6.000% due 12/25/2035 ^	23	19
6.000% due 02/25/2037 ^	8,686	6,403
6.000% due 03/25/2037 ^	5,869	4,667
6.000% due 04/25/2037 ^	398	308
6.000% due 05/25/2037 ^	4,052	2,959
6.000% due 07/25/2037	5,825	3,957
6.000% due 07/25/2037 ^	2,995	2,316
6.000% due 08/25/2037 ^	1,066	832
6.000% due 09/25/2037	2,793	2,233
6.000% due 10/25/2037 ^	172	153
6.000% due 01/25/2038 ^	11,556	8,464
6.250% due 09/25/2036 ^	2,963	2,051
6.250% due 10/25/2036 ^	134	99
6.500% due 11/25/2036 ^	11,608	7,216
6.500% due 05/25/2037 ^	279	214
6.500% due 10/25/2037 ^	21,985	16,199
6.500% due 11/25/2037 ^	4,034	2,469
6.500% due 12/25/2037	23,682	15,742
6.500% due 11/25/2047	14,812	11,199
Countrywide Home Loan Reperforming REMIC Trust
0.585% due 11/25/2034 •	9,316	8,464
0.585% due 09/25/2035 •	1,348	1,175
5.709% due 01/25/2034	21,761	21,746
Credit Suisse First Boston Mortgage Securities Corp.
0.835% due 11/25/2031 •	588	385
0.835% due 09/25/2035 ^•	3,639	2,673
1.335% due 11/25/2034 •	6,448	5,787
3.157% due 06/25/2046 ~	803,431	807,774
3.694% due 04/25/2034 ~	13	14
5.250% due 09/25/2035 ^	851	835
5.750% due 04/22/2033	21	23
6.000% due 01/25/2036 ^	3,516	3,026
6.500% due 01/25/2036	440	237
7.000% due 01/25/2036 ^	4,877	1,156
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.303% due 07/25/2033 ~	45	44
4.053% due 10/25/2033 ~	15	14
5.500% due 10/25/2035 ^	238	197
5.500% due 10/25/2035	4,346	3,355
6.000% due 11/25/2035 ^	246	112
Credit Suisse Mortgage Capital Certificates
0.458% due 07/27/2037 •	1,165	970
0.608% due 05/27/2037 •	13,986	11,627
0.920% due 04/27/2037 ~	13,558	7,404
1.870% due 09/27/2037 •	998	999
3.500% due 04/26/2038 ~	5,490	5,455
3.569% due 11/26/2036 ~	5,456	4,295
3.768% due 04/26/2047 ~	12,848	7,990
3.905% due 08/27/2037 ~	19,130	16,741
4.000% due 08/27/2037 ~	21,976	21,365
4.770% due 09/26/2036 ~	1,742	1,681
5.561% due 04/25/2036 ~	9,497	7,828
5.676% due 02/27/2047 ~	116,045	74,538
6.000% due 04/26/2037 ~	9,061	8,371
6.000% due 05/27/2037	37	37
7.000% due 08/26/2036	2,531	2,036
Credit Suisse Mortgage Capital Certificates Trust 3.404% due 01/27/2059	46,627	45,497
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.685% due 07/25/2036 •	17,077	7,693
5.000% due 04/25/2037	1,026	1,001
5.500% due 03/25/2037 ^	500	412
6.000% due 08/25/2036 ^	4,607	3,449
6.000% due 02/25/2037 ^	2,495	2,084
6.000% due 06/25/2037	2,126	799
6.250% due 08/25/2036 ^	964	672
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 (h)	1,496,862	1,468,428
0.000% due 12/25/2054 (h)	51	51
0.000% due 07/25/2057 (h)	333	332
0.000% due 01/25/2058 (h)	390	389
0.000% due 04/25/2058 (a)(h)	12	12

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.000% due 07/25/2058 (h)	995	995
0.000% due 01/27/2059 (a)(h)	1,113,679	620
0.000% due 01/27/2059 (h)	754	753
0.000% due 04/25/2059 ~(a)	589,704	284
0.000% due 09/25/2059 ~	1,036	1,035
0.000% due 09/25/2059 (h)	47,327	45,264
0.000% due 10/25/2060 (h)	885	886
0.000% due 11/25/2076 (a)(h)	1,318,119	398
0.000% due 11/25/2076 (h)	1,727	1,722
2.357% due 07/25/2057	28,404	25,891
2.500% due 07/25/2057 ~	640,725	687,053
2.621% due 09/25/2048	158,814	149,068
2.834% due 04/25/2059 ~	182,996	156,197
2.967% due 10/25/2060 ~	2,113,561	2,052,988
3.088% due 07/25/2058 ~	3,748,032	3,597,073
3.092% due 10/27/2059 ~	5,664	5,878
3.185% due 07/25/2057 ~	337,024	224,792
3.229% due 01/27/2059 ~	1,107,116	1,115,540
3.250% due 04/25/2059 ~	393,810	411,517
3.322% due 10/25/2058 ~	18,879	19,341
3.431% due 10/27/2060 (a)	89,670	84,991
3.500% due 11/25/2076 ~	874,215	944,279
3.516% due 06/25/2048	1,224,945	1,197,640
3.601% due 01/25/2058 ~	235,788	221,171
3.657% due 07/25/2049	61,644	60,503
3.726% due 10/25/2058	17,045	16,714
3.733% due 11/25/2076 ~	430,959	377,033
3.826% due 04/25/2058 ~	543,440	555,577
3.837% due 10/27/2060	17,284	17,121
3.999% due 12/25/2054 ~	142,411	125,237
4.027% due 06/01/2050 ~	1,889,971	1,859,553
4.030% due 07/25/2050	70,442	69,408
4.039% due 09/25/2059 ~	535,719	574,244
4.278% due 09/25/2057	42,160	43,339
4.318% due 12/25/2048 ~	990,728	1,020,421
4.495% due 12/25/2048	401,971	397,452
4.788% due 05/27/2053 ~	91,835	105,591
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057	923	956
3.617% due 11/15/2048 (p)	18,000	19,134
DBUBS Mortgage Trust
0.874% due 11/10/2046 ~(a)	31,224	4
1.199% due 07/10/2044 ~(a)	84,461	386
Deutsche ALT-A Securities, Inc. 0.485% due 04/25/2037 •	21,205	14,143
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.315% due 08/25/2047 •	57,103	50,597
0.325% due 07/25/2047 •	12,881	11,295
0.335% due 12/25/2036 •	5,360	4,844
0.335% due 03/25/2037 ^•	21,081	19,485
0.335% due 02/25/2047 •	1,885	1,266
0.345% due 01/25/2047 •	4,083	4,049
0.355% due 02/25/2037 •	1,163	1,240
0.375% due 08/25/2036 •	2,847	2,570
0.375% due 10/25/2036 ^•	17,366	7,594
0.375% due 08/25/2047 •	17,919	15,922
0.385% due 02/25/2047 •	6,219	5,543
0.465% due 08/25/2036 •	12,828	11,714
0.515% due 08/25/2037 ^•	11,903	9,604
0.535% due 06/25/2037 ^•	66,546	55,789
0.935% due 10/25/2047 •	38,551	34,199
1.535% due 11/25/2035 •	5,583	5,958
2.274% due 04/25/2047 •	23,877	21,279
3.660% due 10/25/2035 ~	349	321
5.000% due 10/25/2033	4	4
5.250% due 09/25/2035 ~	4,688	4,619
5.500% due 11/25/2035 ^~	94	103
5.500% due 12/25/2035 ^	2,198	2,130
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.080% due 06/25/2036 ~	11,644	11,194
5.431% due 02/25/2036 ~	3,134	3,088
5.530% due 02/25/2036 ~	5,387	5,319
5.650% due 10/25/2036 ~	16,442	15,573
5.869% due 10/25/2036 ^þ	1,145	1,084
5.886% due 10/25/2036 ^þ	181	171
5.900% due 10/25/2036 ~	7,105	6,729
6.100% due 10/25/2036 þ	4,899	4,638
6.420% due 07/25/2036 ^~	5,027	4,671
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.750% due 06/25/2034 ~	9	8
Downey Savings & Loan Association Mortgage Loan Trust
0.374% due 04/19/2047 ^•	91	79
0.404% due 03/19/2045 •	697	663
0.524% due 09/19/2045 •	1,825	1,346
0.694% due 02/19/2045 •	2,680	2,551
0.974% due 11/19/2044 •	2,522	2,383

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.994% due 11/19/2044 •		87	79
1.014% due 09/19/2044 •		4,582	4,235
2.444% due 04/19/2046 •		7,300	6,810
3.773% due 07/19/2044 ~		459	432
3.879% due 07/19/2044 ~		15	14
Durham Mortgages
0.000% due 03/31/2054 (h)	GBP	38,229	40,458
0.000% due 03/31/2054 ~		54,852	18,930
1.956% due 03/31/2054 •		49,153	58,508
2.456% due 03/31/2054 •		16,383	18,857
3.506% due 03/31/2054 •		9,832	12,025
4.506% due 03/31/2054 •		38,229	40,605
Durham Mortgages A PLC
0.000% due 03/31/2053 ~		63,357	11,139
0.000% due 03/31/2053 (h)		25,336	9,774
1.975% due 03/31/2053 •		44,345	53,736
2.475% due 03/31/2053 •		25,339	29,740
3.525% due 03/31/2053 •		11,724	14,366
4.525% due 03/31/2053 •		38,009	40,034
E-MAC NL BV 2.099% due 07/25/2036 •	EUR	405	421
EMF-UK PLC 1.173% due 03/13/2046 •	GBP	24,921	30,710
Eurosail PLC
0.000% due 09/10/2044 •	EUR	221	248
0.000% due 03/13/2045 •		677	752
0.353% due 12/15/2044 •	GBP	359	437
0.353% due 03/13/2045 •		1,990	2,430
0.362% due 12/10/2044 •		3,118	3,824
0.593% due 09/13/2045 •		40,598	47,989
0.963% due 09/13/2045 •		36,177	41,962
1.143% due 06/13/2045 •		5,039	6,182
First Horizon Alternative Mortgage Securities Trust
0.555% due 02/25/2037 •		$215	81
0.935% due 04/25/2036 ^•		1,747	714
3.009% due 12/25/2035 ~		2,437	2,105
3.066% due 01/25/2036 ^~		4,189	2,997
3.329% due 08/25/2035 ^~		1,485	1,318
3.350% due 08/25/2034 ~		218	211
3.422% due 08/25/2035 ~		8	8
3.446% due 02/25/2036 ~		91	75
3.482% due 02/25/2035 ~		864	842
3.509% due 03/25/2035 ~		448	410
3.515% due 04/25/2036 ^~		1,922	1,750
3.539% due 04/25/2035 ~		2,409	2,385
3.550% due 09/25/2035 ^~		1,446	1,353
5.250% due 02/25/2021 ^		20	18
5.366% due 04/25/2037 ^•(a)		3,111	667
5.750% due 02/25/2036 ^		3,258	2,243
6.000% due 07/25/2036 ^		42	30
6.000% due 07/25/2036		2,252	1,631
6.000% due 11/25/2036		1,240	729
6.250% due 11/25/2036		2,390	1,445
6.250% due 08/25/2037 ^		115	79
First Horizon Mortgage Pass-Through Trust
3.844% due 05/25/2037 ^~		2,366	1,555
3.864% due 08/25/2035 ~		72	60
3.981% due 01/25/2037 ^~		656	482
3.998% due 10/25/2035 ^~		1,166	1,117
4.073% due 11/25/2037 ^~		58	44
4.500% due 10/25/2035 ~		109	69
5.250% due 05/25/2021 ^		247	178
5.750% due 05/25/2037 ^		220	147
Fondo de Titulizacion de Activos UCI 0.804% due 06/19/2035 •	EUR	200	209
Fondo de Titulizacion Hipotecaria UCI 0.000% due 06/22/2036 •		1,136	1,227
Fremont Home Loan Trust 1.010% due 01/25/2034 •		$1,987	1,939
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		8,735	9,624
GMAC Mortgage Corp. Loan Trust
3.567% due 03/18/2035 ~		8	7
3.812% due 11/19/2035 ~		192	174
3.985% due 11/19/2035 ~		283	263
4.050% due 11/19/2035 ^~		674	594
4.254% due 03/18/2035 ~		1,241	1,188
4.389% due 03/18/2035 ~		685	670
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	226	251
0.000% due 03/18/2039 •		3,427	3,799
0.322% due 06/18/2038 •	GBP	199	242
0.438% due 06/18/2039 •		$1,390	1,362
GreenPoint Mortgage Funding Trust
0.345% due 02/25/2037 ^•		10,889	11,171
0.365% due 01/25/2037 •		8,799	7,705

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.385% due 03/25/2047 •		17,448	16,378
0.395% due 04/25/2036 •		15,468	14,439
0.425% due 08/25/2045 •		307	274
0.505% due 09/25/2046 ^•		4,457	2,982
0.705% due 10/25/2045 •		552	523
0.725% due 11/25/2045 •		66	54
0.805% due 10/25/2045 •		3,982	3,527
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	26,525	28,035
GS Mortgage Securities Corp. 0.397% due 05/03/2032 ~(a)		$179,000	2,297
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034 (p)		47,500	46,887
GS Mortgage Securities Trust
0.205% due 12/10/2043 ~(a)		82,436	9
0.264% due 12/10/2043 ~(a)		35,931	15
0.683% due 11/10/2049 ~(a)		166,693	3,909
0.728% due 08/10/2046 ~(a)		99,035	1,587
0.809% due 03/10/2044 ~(a)		14,604	25
1.226% due 08/10/2043 ~(a)		59,182	233
1.493% due 08/10/2044 ~(a)		12,048	113
2.116% due 01/10/2045 ~(a)		5,745	106
2.351% due 05/10/2045 ~(a)		47,113	919
3.120% due 05/10/2050		2,654	2,754
3.278% due 10/10/2048 (p)		6,278	6,614
3.365% due 11/10/2047 (p)		6,700	6,990
3.801% due 01/10/2047 (p)		9,571	10,214
GSC Capital Corp. Mortgage Trust 0.385% due 02/25/2036 ^•		7,626	7,114
GSMPS Mortgage Loan Trust
0.535% due 01/25/2035 •		23,483	20,828
0.535% due 03/25/2035 •		3,643	3,272
0.585% due 06/25/2034 •		38,140	32,135
7.097% due 10/20/2032 ~		14,435	14,558
GSMSC Pass-Through Trust
7.500% due 09/25/2036 ^~		902	560
7.500% due 10/25/2036 ~		1,156	594
GSMSC Resecuritization Trust
0.303% due 02/26/2037 •		34,046	29,567
0.308% due 04/26/2037 •		56,017	28,254
0.325% due 10/26/2036 •		12,743	10,141
0.657% due 08/26/2033 •		623	622
GSR Mortgage Loan Trust
0.445% due 08/25/2046 •		34,626	18,991
0.635% due 07/25/2037 ^•		179	46
1.920% due 04/25/2032 •		11	10
3.247% due 08/25/2034 ~		1,220	1,165
3.247% due 03/25/2037 ^~		1,398	1,270
3.252% due 08/25/2034 ~		305	296
3.487% due 08/25/2034 ~		30	27
3.561% due 04/25/2036 ~		1,193	976
3.619% due 07/25/2035 ~		429	420
3.657% due 07/25/2035 ~		1,844	1,623
3.699% due 07/25/2035 ~		1,222	917
3.740% due 05/25/2035 ~		1,215	1,135
3.740% due 10/25/2035 ^~		1,176	1,100
3.754% due 04/25/2035 ~		117	109
3.842% due 11/25/2035 ~		26	25
3.852% due 01/25/2036 ^~		3,612	3,532
3.910% due 04/25/2035 ~		50	47
3.934% due 05/25/2035 ~		4,673	4,074
3.983% due 05/25/2035 ~		979	832
4.027% due 01/25/2036 ^~		75	72
4.057% due 05/25/2037 ~		5,115	4,970
4.097% due 11/25/2035 ~		26	25
4.138% due 09/25/2034 ~		13	13
4.148% due 09/25/2035 ~		671	662
4.149% due 11/25/2035 ~		208	150
4.171% due 12/25/2034 ~		390	135
4.270% due 01/25/2035 ~		427	405
5.000% due 07/25/2036		480	479
5.500% due 03/25/2036		631	687
5.500% due 03/25/2036 ^		1,313	1,608
5.500% due 06/25/2036 ^		14	46
5.500% due 01/25/2037 ^		2,133	2,710
5.750% due 02/25/2036 ^		483	477
5.750% due 02/25/2037 ^		23	36
6.000% due 02/25/2021 ^		939	843
6.000% due 11/25/2035		312	208
6.000% due 02/25/2036 ^		554	410
6.000% due 03/25/2036		14,758	9,587
6.000% due 06/25/2036 ^		1,065	1,334
6.000% due 07/25/2036		3,437	2,807
6.000% due 09/25/2036 ^		1,662	1,123
6.000% due 01/25/2037 ^		71	64
6.250% due 10/25/2036 ^		21,145	20,922

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.500% due 09/25/2036 ^		1,553	1,101
6.500% due 10/25/2036 ^		838	626
HarborView Mortgage Loan Trust
0.364% due 12/19/2036 ^•		104	91
0.374% due 11/19/2036 •		7,142	6,718
0.374% due 07/19/2046 ^•		158	91
0.384% due 09/19/2037 •		13,766	12,463
0.384% due 02/19/2046 •		2,645	2,462
0.404% due 11/19/2036 •		5,706	4,966
0.414% due 07/19/2047 •		9,426	8,285
0.434% due 12/19/2036 ^•		3,700	3,316
0.470% due 10/20/2045 •		10,230	7,639
0.504% due 11/19/2035 •		1,379	1,241
0.674% due 01/19/2036 ^•		437	410
0.694% due 01/19/2036 •		558	413
0.734% due 07/19/2045 •		10,136	9,815
0.754% due 02/19/2036 •		5,798	4,394
0.774% due 07/19/2045 •		52	41
0.814% due 08/19/2045 •		545	514
0.834% due 01/19/2035 •		243	222
0.854% due 09/19/2035 •		1,798	1,511
0.894% due 01/19/2035 •		1,674	1,500
0.954% due 01/19/2035 ^•		312	279
0.974% due 12/19/2034 ^•		5,285	4,676
0.994% due 11/19/2034 •		228	211
0.994% due 12/19/2034 ^•		54	47
1.014% due 12/19/2034 ^•		20,496	17,360
1.054% due 11/19/2034 •		18,700	15,315
1.185% due 10/25/2037 •		20,025	18,648
1.298% due 06/19/2034 •		27	27
2.354% due 12/19/2036 ^•		10,059	9,113
2.590% due 06/19/2045 ^•		4,518	2,654
3.014% due 11/19/2034 ~		57	55
3.653% due 07/19/2035 ^~		1,528	1,275
3.792% due 12/19/2035 ^~		2,137	1,472
3.807% due 08/19/2036 ^~		753	685
3.817% due 06/19/2036 ^~		135	79
3.874% due 06/19/2036 ^~		389	262
4.053% due 08/19/2034 ~		850	856
4.138% due 12/19/2035 ^~		12	11
4.286% due 12/19/2035 ~		448	415
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	3,210
2.828% due 11/05/2035 (p)		71,800	70,954
Hipocat FTA 0.000% due 07/15/2036 •	EUR	109	120
HomeBanc Mortgage Trust 0.485% due 05/25/2037 ^•		$9	9
HSI Asset Loan Obligation Trust
3.586% due 09/25/2037 ^~		12,993	11,871
3.925% due 09/25/2037 ^~		6,642	5,389
3.989% due 01/25/2037 ^~		1,659	1,393
4.141% due 01/25/2037 ^~		177	164
4.337% due 01/25/2037 ~		4,651	3,678
HSI Asset Securitization Corp. Trust
1.145% due 07/25/2035 •		900	826
1.175% due 07/25/2035 •		1,421	554
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	24,943	25,179
Impac CMB Trust
0.465% due 10/25/2035 •		$8,763	8,027
0.705% due 04/25/2035 •		2,935	2,784
0.825% due 09/25/2034 •		116	110
0.825% due 03/25/2035 •		8,927	8,547
Impac Secured Assets CMN Owner Trust 4.922% due 03/25/2033 ~		4,047	4,103
Impac Secured Assets Trust
0.385% due 05/25/2036 •		69	67
0.425% due 03/25/2037 •		37,701	28,948
0.425% due 09/25/2037 ^•		11,287	9,308
0.535% due 05/25/2036 •		1,389	1,290
0.545% due 09/25/2037 •		16,655	13,006
1.585% due 05/25/2036 •		3,465	3,290
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~		6	6
IndyMac Mortgage Loan Trust
0.305% due 07/25/2036 •		9,572	8,345
0.315% due 10/25/2036 •		105	94
0.375% due 09/25/2046 •		2,029	1,780
0.385% due 10/25/2036 •		4,132	3,718
0.385% due 06/25/2046 •		21,415	18,151
0.385% due 11/25/2046 •		21,742	19,257
0.395% due 04/25/2046 •		7,078	6,274
0.395% due 05/25/2046 •		49,607	45,333
0.405% due 04/25/2046 •		7,745	6,874
0.415% due 07/25/2046 •		8,171	7,824

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.425% due 06/25/2037 •	1,612	1,461
0.435% due 02/25/2037 •	23,719	17,265
0.485% due 06/25/2037 ^•	10,717	5,975
0.645% due 04/25/2035 •	938	815
0.665% due 04/25/2035 •	6,767	5,786
0.705% due 07/25/2035 •	15,518	12,490
0.745% due 03/25/2035 •	1,127	1,078
0.745% due 07/25/2035 •	3,475	2,066
0.805% due 06/25/2034 •	27	27
0.825% due 02/25/2035 •	246	223
0.825% due 07/25/2045 •	231	202
0.865% due 02/25/2035 •	1,607	1,264
0.965% due 10/25/2036 •	9,428	6,133
0.985% due 08/25/2034 •	73	64
0.985% due 11/25/2034 •	8	7
1.065% due 09/25/2034 •	94	83
2.265% due 05/25/2037 •	59,683	51,319
2.957% due 01/25/2035 ~	782	741
2.981% due 06/25/2037 ~	5,441	3,519
2.992% due 01/25/2036 ^~	100	89
3.034% due 06/25/2037 ^~	15,863	14,178
3.076% due 07/25/2037 ~	22,477	17,587
3.134% due 06/25/2035 ^~	92	79
3.142% due 05/25/2036 ~	18,205	13,603
3.244% due 01/25/2036 ~	1,849	1,572
3.305% due 07/25/2036 ~	9,572	7,748
3.309% due 06/25/2036 ~	250	195
3.313% due 06/25/2036 ~	27,890	22,702
3.319% due 12/25/2035 ^~	1,525	1,236
3.370% due 10/25/2035 ~	215	182
3.385% due 06/25/2036 ~	700	682
3.405% due 08/25/2035 ~	244	217
3.473% due 11/25/2035 ^~	3,384	2,981
3.486% due 08/25/2037 ^~	78	63
3.511% due 11/25/2035 ^~	9,748	7,323
3.512% due 08/25/2035 ~	5,114	4,531
3.518% due 03/25/2035 ~	28	28
3.531% due 05/25/2037 ^~	24,039	17,827
3.545% due 05/25/2036 ^~	19,074	16,939
3.555% due 09/25/2035 ^~	2,351	1,915
3.588% due 09/25/2036 ~	4,374	3,338
3.613% due 12/25/2035 ~	8,564	7,448
3.628% due 03/25/2035 ~	641	620
3.633% due 11/25/2037 ~	14,106	13,123
3.661% due 02/25/2036 ~	3,905	3,414
3.677% due 03/25/2037 ^~	1,500	1,365
3.707% due 11/25/2035 ^~	476	427
3.742% due 04/25/2035 ~	21	20
3.760% due 09/25/2036 ~	86	68
3.788% due 09/25/2037 ~	10,370	6,244
3.884% due 07/25/2035 ~	6,237	4,728
3.904% due 01/25/2036 ~	158	151
3.982% due 01/25/2037 ~	6,607	5,685
6.000% due 06/25/2037	16,641	13,431
6.250% due 11/25/2037 ^	2,341	1,605
6.500% due 09/25/2037 ^	108	84
InTown Hotel Portfolio Trust 0.000% due 01/15/2033 ~(a)	217,597	2
JPMBB Commercial Mortgage Securities Trust 0.723% due 08/15/2046 ~(a)	56,972	802
JPMDB Commercial Mortgage Securities Trust 0.932% due 12/15/2049 ~(a)	190,080	7,733
JPMorgan Alternative Loan Trust
3.706% due 05/25/2036 ^~	1,027	725
5.500% due 02/25/2021 ^	14	14
5.692% due 05/26/2037 ~	23,505	4,062
6.000% due 12/25/2036 þ	40,641	37,997
6.310% due 08/25/2036 ^þ	37,676	35,248
JPMorgan Chase Commercial Mortgage Securities Trust
0.320% due 09/12/2037 ~(a)	379	2
1.392% due 04/15/2046 ~(a)	123,602	3,525
1.566% due 08/15/2049 ~(a)	160,309	10,246
1.731% due 05/15/2045 ~(a)	121,078	2,631
1.752% due 11/15/2043 ~(a)	42,083	2
JPMorgan Mortgage Trust
2.991% due 02/25/2034 ~	5	5
3.314% due 10/25/2033 ~	49	48
3.341% due 07/25/2035 ~	16	16
3.391% due 08/25/2036 ^~	3,960	3,488
3.391% due 08/25/2036 ~	10,681	9,545
3.394% due 06/25/2037 ^~	5,072	4,122
3.513% due 06/25/2035 ~	238	234
3.612% due 06/25/2036 ^~	1,739	1,493
3.620% due 05/25/2036 ^~	544	480
3.620% due 05/25/2036 ~	569	509
3.626% due 10/25/2036 ~	529	448

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.639% due 04/25/2036 ^~		1,420	1,243
3.656% due 10/25/2035 ~		10	9
3.659% due 04/25/2036 ~		690	675
3.659% due 04/25/2036 ^~		9,807	9,429
3.682% due 05/25/2036 ~		1,066	968
3.685% due 10/25/2035 ^~		325	284
3.713% due 04/25/2037 ^~		7,775	6,757
3.721% due 07/25/2035 ~		227	219
3.756% due 06/25/2035 ~		70	60
3.771% due 06/25/2037 ^~		434	380
3.772% due 08/25/2035 ~		9	9
3.773% due 05/25/2036 ^~		12	10
3.774% due 02/25/2035 ~		17	16
3.789% due 01/25/2037 ^~		623	562
3.795% due 12/26/2037 ~		8,076	7,431
3.839% due 06/25/2036 ^~		266	222
3.905% due 07/25/2035 ~		1,217	1,168
3.912% due 11/25/2035 ~		224	208
3.915% due 08/25/2036 ^~		841	704
3.922% due 10/25/2037 ~		12,824	11,289
3.935% due 04/25/2035 ~		77	75
3.939% due 11/25/2035 ^~		6,831	5,996
3.944% due 04/25/2037 ^~		866	766
3.945% due 10/25/2036 ^~		1,293	1,113
3.948% due 02/25/2036 ^~		2,558	2,221
3.968% due 07/25/2035 ~		538	538
3.976% due 09/25/2035 ~		282	260
3.991% due 11/25/2035 ~		22	19
3.993% due 04/25/2035 ~		241	238
3.995% due 07/25/2035 ~		173	167
4.090% due 10/25/2035 ~		414	407
4.138% due 08/25/2035 ~		1,079	1,080
4.187% due 08/25/2035 ^~		1,491	1,344
4.253% due 10/25/2036 ^~		1,372	1,267
5.000% due 06/25/2021 ^		58	52
5.000% due 03/25/2022 ^		8	8
5.500% due 01/25/2021 ^		21	21
5.500% due 03/25/2022 ^		4	4
5.500% due 09/25/2035		3,609	3,533
5.500% due 01/25/2036 ^		967	705
5.500% due 08/25/2037 ^		3,147	2,326
5.750% due 03/25/2037 ^		451	293
6.000% due 10/25/2034		4,214	4,230
6.000% due 07/25/2036 ^		3,212	2,526
6.000% due 06/25/2037 ^		14,734	9,822
6.000% due 08/25/2037 ^		110	82
6.500% due 09/25/2035		335	317
7.000% due 08/25/2037 ^		996	780
JPMorgan Resecuritization Trust 0.338% due 11/26/2036 •		14,816	11,978
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	44,052
0.000% due 10/28/2051 (h)		10,711	12,841
1.235% due 10/28/2051 •(p)		563,336	686,767
1.835% due 10/28/2051 •		21,423	24,913
2.185% due 10/28/2051 •		21,423	24,649
2.635% due 10/28/2051 •		12,854	14,698
3.435% due 10/28/2051 •		7,141	8,129
5.435% due 10/28/2051 •		12,139	13,603
Kirkby RMBS PLC
0.000% due 02/22/2045 ~		6	23,466
1.053% due 02/22/2045 •		311,515	363,844
2.250% due 02/22/2045		26,742	23,658
2.253% due 02/22/2045 •		82,543	89,050
Landmark Mortgage Securities PLC
0.000% due 06/17/2039 •	EUR	1,211	1,274
0.372% due 06/17/2039 •	GBP	3,484	4,032
0.940% due 04/17/2044 •		23,038	26,672
LB-UBS Commercial Mortgage Trust
0.359% due 02/15/2040 ~(a)		$739	0
5.407% due 11/15/2038 ^		19,984	11,271
5.562% due 02/15/2040 ^~		13,463	7,518
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		16,278	16,428
Lehman Mortgage Trust
0.605% due 12/25/2036 •		6,971	1,570
0.785% due 07/25/2036 •		6,598	3,040
1.085% due 12/25/2035 ^•		1,157	888
5.176% due 01/25/2036 ^~		2,302	2,312
5.339% due 12/25/2035 ~		3,442	1,423
5.500% due 12/25/2035 ^		41	32
5.500% due 07/25/2037 ~		3,566	2,505
5.960% due 04/25/2036 ^~		3,862	3,394
6.000% due 08/25/2037		3,137	3,158
6.500% due 09/25/2037 ^		5,482	3,246
6.516% due 03/25/2037 ^•(a)		15,758	5,178

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Lehman XS Trust
0.345% due 03/25/2047 ^•		416	472
0.375% due 11/25/2046 •		219	195
0.385% due 08/25/2046 ^•		15,933	14,619
0.385% due 11/25/2046 ^•		16,477	15,616
0.385% due 07/25/2047 ^•		13,973	12,821
0.395% due 09/25/2046 •		132	122
0.785% due 12/25/2035 ^•		10	8
5.110% due 07/25/2035 ^þ		1,069	1,067
Ludgate Funding PLC
0.427% due 12/01/2060 •	GBP	4,703	5,493
0.735% due 01/01/2061 •		5,606	6,430
1.175% due 01/01/2061 •		7,240	8,584
Luminent Mortgage Trust 0.385% due 02/25/2046 •		$121	95
Mansard Mortgages PLC 0.843% due 12/15/2049 •	GBP	12,439	14,905
MASTR Adjustable Rate Mortgages Trust
0.425% due 05/25/2037 •		$714	414
0.735% due 09/25/2037 •		4,481	1,833
0.865% due 05/25/2047 ^•		3,659	3,659
2.382% due 09/25/2034 ~		107	101
2.500% due 01/25/2034 ~		139	136
2.721% due 07/25/2035 ^~		1,212	1,100
2.950% due 07/25/2035 ^~		272	249
3.357% due 12/25/2033 ~		227	217
3.500% due 09/25/2033 ~		412	386
3.520% due 05/25/2034 ~		130	128
3.523% due 09/25/2035 ^~		920	664
3.677% due 06/25/2035 ~		93	86
3.747% due 10/25/2034 ~		282	250
3.802% due 12/25/2033 ~		96	98
3.892% due 11/25/2036 ~		73	79
3.929% due 10/25/2032 ~		46	45
4.008% due 01/25/2036 ~		6,567	6,379
4.088% due 11/21/2034 ~		313	315
4.293% due 12/21/2034 ~		89	85
4.331% due 04/21/2034 ~		26	26
4.422% due 02/25/2036 ~		9	9
4.750% due 07/25/2034 ~		408	392
MASTR Alternative Loan Trust
5.500% due 07/25/2034		2,040	2,145
5.500% due 08/25/2034		3,438	3,561
7.000% due 06/25/2034		20	21
MASTR Asset Securitization Trust
5.500% due 06/26/2034		40	41
5.750% due 02/25/2021		39	27
6.000% due 10/25/2022 ~		22	22
6.000% due 06/25/2036 ^•		2,137	1,934
6.000% due 06/25/2036 ^		270	242
MASTR Reperforming Loan Trust
0.535% due 05/25/2035 •		2,042	960
0.545% due 07/25/2035 ^•		23,863	11,330
4.347% due 05/25/2036 ~		213	201
MASTR Seasoned Securitization Trust
3.107% due 05/25/2032 ~		295	285
3.979% due 10/25/2032 ~		310	305
4.464% due 10/25/2032 ~		23	23
4.515% due 10/25/2032 ~		107	105
6.500% due 08/25/2032 ~		45	47
MBS Bancaja Fondo de Titulizacion de Activos 0.000% due 02/25/2038 •	EUR	1,695	1,887
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.885% due 11/15/2031 •		$198	194
0.925% due 09/15/2030 •		384	378
Merrill Lynch Alternative Note Asset Trust
0.338% due 02/25/2037 •		47	48
0.385% due 03/25/2037 •		5,510	2,095
0.485% due 03/25/2037 •		264	102
3.674% due 06/25/2037 ^~		36,070	27,756
Merrill Lynch Mortgage Investors Trust
0.452% due 08/25/2036 •(p)		12,441	12,261
0.645% due 04/25/2029 •		814	772
0.645% due 03/25/2030 •		96	92
0.845% due 06/25/2028 •		1,700	1,657
0.845% due 11/25/2029 •		1,194	1,142
0.865% due 04/25/2028 •		11	10
0.983% due 01/25/2030 •		19	19
1.037% due 07/25/2030 •		966	942
1.063% due 01/25/2029 •		381	362
1.473% due 03/25/2030 •		240	222
1.653% due 10/25/2028 •		58	56
1.673% due 11/25/2029 •		62	61
2.694% due 01/25/2029 ~		4	4
2.884% due 01/25/2029 ~		3,943	3,778
3.057% due 12/25/2034 ~		335	327

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.236% due 05/25/2036 ~		375	365
3.248% due 05/25/2034 ~		77	72
3.359% due 02/25/2033 ~		30	29
3.407% due 05/25/2029 ~		70	67
3.414% due 04/25/2035 ~		65	62
3.468% due 09/25/2029 ~		139	135
3.479% due 02/25/2036 ~		4	3
3.496% due 07/25/2035 ^~		441	311
3.527% due 05/25/2036 ^~		193	176
3.547% due 06/25/2037 ~		175	170
3.627% due 07/25/2035 ^~		812	764
3.663% due 03/25/2036 ^~		2,701	1,801
3.707% due 02/25/2034 ~		74	73
3.738% due 02/25/2035 ~		1,497	1,509
3.770% due 05/25/2036 ~		51	49
4.037% due 09/25/2033 ~		6	6
4.040% due 12/25/2035 ^~		71	58
4.063% due 09/25/2035 ^~		60	54
4.154% due 12/25/2034 ~		19	19
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)		8,068	0
Merrill Lynch Mortgage-Backed Securities Trust
2.570% due 08/25/2036 ^•		7,776	7,254
3.629% due 06/25/2037 ^~		12	10
Morgan Stanley Bank of America Merrill Lynch Trust
1.150% due 02/15/2047 ~(a)		58,631	1,272
1.763% due 11/15/2045 ~(a)		66,924	1,812
3.040% due 04/15/2048 (p)		6,985	7,240
Morgan Stanley Capital Trust
0.499% due 11/12/2049 ~(a)		3,316	4
3.340% due 03/15/2049 (p)		11,000	11,648
Morgan Stanley Mortgage Loan Trust
0.465% due 01/25/2036 •		1,644	1,144
2.415% due 06/25/2037 ~		15,340	9,574
3.127% due 10/25/2037 ^~		838	633
3.186% due 07/25/2034 ~		125	121
3.343% due 11/25/2037 ^~		2,844	2,537
3.374% due 08/25/2034 ~		989	945
3.381% due 05/25/2036 ^~		10,970	7,946
3.386% due 07/25/2035 ~		275	244
3.415% due 07/25/2034 ~		230	228
3.496% due 07/25/2035 ^~		133	116
3.634% due 08/25/2034 ~		12	11
3.648% due 06/25/2036 ~		755	752
3.852% due 11/25/2035 ~		86	57
3.920% due 10/25/2034 ~		80	81
3.920% due 09/25/2035 ^~		66	54
4.447% due 12/25/2035 ~		132	103
5.500% due 11/25/2035 ^		77	74
6.000% due 08/25/2037 ^		394	268
6.363% due 09/25/2034 ~		795	880
6.513% due 08/25/2036 ^þ		7,139	2,727
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		11,366	9,324
6.250% due 08/26/2047 ~		14,937	11,818
Morgan Stanley Resecuritization Trust
2.427% due 06/26/2047 •		40,192	31,519
2.461% due 04/26/2047 •		34,524	18,016
2.651% due 06/26/2047 •		656	484
3.583% due 04/26/2047 ~		6,024	4,015
Mortgage Equity Conversion Asset Trust 0.680% due 05/25/2042 •		96,002	90,831
MortgageIT Securities Corp. Mortgage Loan Trust 0.415% due 06/25/2047 •		19,907	18,662
MortgageIT Trust 0.435% due 11/25/2035 •		6,768	6,099
Motel 6 Trust 1.105% due 08/15/2034 •(p)		12,496	12,284
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	1,217
1.049% due 09/05/2047 ~(a)		53,100	3,084
NAAC Reperforming Loan REMIC Trust 6.500% due 03/25/2034 ^		631	620
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/2035 ^		2,080	2,068
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039 (p)		29,500	32,246
New Rochelle Public Library Trust
0.000% due 05/01/2058		911	910
3.352% due 05/01/2058		419,590	412,609
Newgate Funding PLC
0.242% due 12/15/2050 •	EUR	545	589
0.620% due 12/01/2050 •	GBP	2,108	2,467
0.892% due 12/15/2050 •	EUR	2,960	3,056
1.142% due 12/15/2050 «•		4,953	5,217
1.193% due 12/15/2050 •	GBP	15,712	18,144

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

1.443% due 12/15/2050 •		4,440	5,071
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.465% due 04/25/2037 •		$145	114
3.219% due 10/25/2035 ~		437	415
3.734% due 02/25/2036 ^~		559	442
3.755% due 08/25/2034 ~		2,600	2,508
3.980% due 02/25/2036 ~		919	752
5.159% due 03/25/2035 þ		3	4
5.500% due 05/25/2033		3	3
6.000% due 05/25/2033		5	5
6.215% due 08/25/2036 ^~		7,114	2,050
6.431% due 08/25/2036 ^~		3,035	874
7.000% due 04/25/2033		6	6
Nomura Resecuritization Trust
0.000% due 08/27/2047 (h)		188,563	146,341
1.085% due 07/25/2036 •		4,164	4,024
2.072% due 10/26/2036 •		4,830	4,245
5.595% due 10/25/2036 ~		7,958	5,498
6.000% due 07/26/2037		15,192	8,234
NovaStar Mortgage Funding Trust
0.565% due 09/25/2046 •		8,846	8,277
0.595% due 09/25/2046 •		75,829	32,782
Paragon Mortgages PLC 0.908% due 01/15/2039 •	GBP	50,561	59,842
Prime Mortgage Trust 7.000% due 07/25/2034		$321	307
Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	1,219	15,171
0.000% due 10/29/2054		85,302	58,516
0.052% due 10/29/2054 (p)		585,376	654,735
0.502% due 10/29/2054		52,929	58,870
0.702% due 10/29/2054		38,495	42,673
1.352% due 10/29/2054		28,871	31,877
2.602% due 10/29/2054		24,059	26,352
RBSSP Resecuritization Trust
0.368% due 12/26/2036 •		$1,922	1,915
0.418% due 02/26/2037 •		1,515	1,496
0.418% due 03/26/2037 •		51,613	40,801
0.827% due 02/28/2047 ~		22,092	18,572
0.835% due 08/26/2045 •		114	87
1.918% due 12/26/2037 •		25,297	23,072
3.482% due 07/26/2045 ~(p)		4,543	4,580
3.515% due 12/26/2036 ~		18,882	18,094
3.711% due 10/26/2036 ~		11,940	11,364
3.863% due 03/26/2036 ~		9,403	7,104
3.932% due 12/26/2036 ^~		5,730	4,493
4.061% due 09/28/2047 ~		144,302	121,462
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	61,786	45,460
Regal Trust 2.489% due 09/29/2031 •		$37	33
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2047 •		14,727	7,214
0.355% due 01/25/2037 •		4,313	3,786
0.365% due 05/25/2036 •		11,637	10,366
0.365% due 07/25/2036 •		29,390	16,471
0.365% due 09/25/2036 •		12,538	11,139
0.365% due 11/25/2036 •		3,039	2,136
0.365% due 06/25/2046 •		31,558	11,082
0.375% due 09/25/2036 ^•		5,717	5,073
0.385% due 05/25/2047 •		3,660	3,252
0.390% due 09/25/2046 •		4,100	3,722
0.400% due 05/25/2046 •		16,136	14,017
0.435% due 02/25/2036 ^•		11,088	8,184
0.455% due 05/25/2046 ^•		1,064	887
0.485% due 08/25/2035 •		4,203	3,545
0.485% due 04/25/2037 •		4,713	3,447
0.515% due 03/25/2037 •		189	19
0.545% due 01/25/2037 ^•		949	642
0.585% due 06/25/2036 •		248	170
0.705% due 12/25/2045 •		17,301	13,737
0.745% due 12/25/2045 •		454	361
0.785% due 08/25/2036 •		6,819	5,177
0.885% due 11/25/2035 •		4,802	3,749
2.049% due 12/26/2034 ^~		192	111
2.504% due 01/25/2046 ^•		16,012	14,155
2.847% due 11/25/2037 ~		11,368	9,994
2.864% due 09/25/2045 •		576	527
3.004% due 08/25/2035 •		271	244
3.808% due 08/25/2035 ^~		653	356
4.230% due 07/25/2035 ~		8,228	6,483
4.257% due 07/25/2035 ~		4,033	2,972
4.464% due 12/25/2035 ^~		7,315	6,403
4.917% due 07/25/2035 ~		1	1
5.500% due 08/25/2035 ^		37	36
5.500% due 06/25/2037		5,848	5,191

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

5.750% due 12/25/2021 ^		66	63
6.000% due 08/25/2035 ^		712	711
6.000% due 10/25/2035 ^		8,571	5,494
6.000% due 12/25/2035 ^		3,136	3,063
6.000% due 08/25/2036 ^		20,078	19,008
6.000% due 09/25/2036		3,863	3,544
6.000% due 01/25/2037		135	122
6.000% due 02/25/2037 ^		13,635	12,427
6.000% due 03/25/2037 ^		11,846	10,813
6.000% due 05/25/2037 ^		1,532	1,418
6.000% due 05/25/2037		10,709	9,912
6.000% due 06/25/2037 ^		22,227	20,381
6.500% due 08/25/2036		25,600	23,201
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		83	88
7.500% due 12/25/2031		23	22
7.500% due 05/25/2032		24	24
7.500% due 07/25/2032		479	318
Residential Asset Securitization Trust
0.535% due 06/25/2036 •		6,635	1,595
0.885% due 07/25/2036 •		6,277	5,052
5.500% due 07/25/2035		1,172	980
5.500% due 09/25/2035 ^		25,540	19,560
6.000% due 11/25/2036 ^		6,975	4,068
6.000% due 01/25/2037 ^		3,743	2,122
6.000% due 03/25/2037 ^		7,602	4,352
6.000% due 04/25/2037		724	580
6.000% due 08/25/2037		763	582
6.250% due 11/25/2036 ^		12,823	7,757
6.500% due 09/25/2036		3,850	2,361
6.500% due 04/25/2037 ^		19,783	8,292
Residential Funding Mortgage Securities, Inc. Trust
3.658% due 09/25/2035 ~		629	554
3.867% due 08/25/2035 ^~		2,730	1,703
4.500% due 07/31/2020		96	40
4.640% due 09/25/2036 ^~		107	96
4.946% due 10/25/2037 ^~		7,517	6,216
4.974% due 04/25/2037 ~		996	861
5.151% due 07/27/2037 ^~		157	128
5.300% due 10/25/2037 ^~		5,945	4,898
5.500% due 03/25/2037 ^		3,260	2,843
6.000% due 04/25/2037 ^•		125	118
6.000% due 04/25/2037 ^		2,392	2,271
6.000% due 10/25/2037 ^		646	506
6.500% due 03/25/2032		30	32
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	6,027	6,463
RMAC Securities PLC
0.000% due 06/12/2044 •		1,561	1,653
0.348% due 06/12/2044 •	GBP	12,840	14,891
0.368% due 06/12/2044 •		7,402	8,663
0.468% due 06/12/2044 •		$2,623	2,437
0.610% due 06/12/2044 •	GBP	1,233	1,442
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	46,862
0.198% due 09/28/2055 •(p)		865,637	935,745
0.348% due 09/28/2055 •		72,544	75,720
0.598% due 09/28/2055 •		49,462	50,769
1.000% due 09/28/2055 ~		18,400	12,613
1.098% due 09/28/2055 •		29,677	30,243
1.848% due 09/28/2055 •		49,461	49,144
Sequoia Mortgage Trust
0.540% due 07/20/2033 •		$66	62
0.810% due 08/20/2034 •		475	451
0.850% due 06/20/2033 •		251	240
0.940% due 05/20/2034 •		1,047	1,007
0.950% due 10/20/2027 •		2	2
0.950% due 04/20/2033 •		63	61
0.990% due 10/20/2027 •		36	35
1.785% due 11/20/2034 •		130	123
2.515% due 04/20/2033 •		497	472
3.240% due 08/20/2047 ~		6,749	5,467
3.423% due 07/20/2037 ^~		6,520	5,408
3.530% due 09/20/2046 ^~		441	337
3.557% due 07/20/2037 ~		993	734
3.571% due 02/20/2047 ~		259	227
3.661% due 09/20/2046 ^~		2,553	1,932
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 09/25/2034 •		256	234
1.335% due 12/25/2037 ^•		6,233	5,888
2.015% due 10/25/2037 ^•		5,033	4,592
3.404% due 12/25/2034 ~		672	661
3.434% due 12/25/2034 ~		35	33
3.472% due 05/25/2036 ^~		4,607	3,759
3.476% due 05/25/2035 ~		30	25
3.478% due 07/25/2037 ^~		37	29

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.553% due 11/25/2035 ^~		94	84
3.560% due 12/25/2035 ~		200	183
3.599% due 11/25/2035 ^~		512	465
3.614% due 05/25/2035 ~		5,170	4,238
3.617% due 09/25/2034 ~		97	93
3.617% due 03/25/2035 ~		7,634	6,855
3.658% due 05/25/2036 ^~		6,461	5,265
3.661% due 04/25/2035 ~		62	59
3.675% due 01/25/2036 ^~		4,147	2,898
3.712% due 07/25/2035 ^~		2,676	2,368
3.754% due 09/25/2036 ^~		13,156	11,204
3.755% due 10/25/2034 ~		99	98
3.767% due 08/25/2036 ~		18,439	16,007
3.774% due 02/25/2036 ^~		6,233	4,495
3.780% due 11/25/2035 ~		317	254
3.796% due 02/25/2036 ^~		2,523	2,328
3.798% due 04/25/2034 ~		7	7
3.856% due 10/25/2035 ^~		3,277	2,967
3.875% due 08/25/2035 ~		1,206	1,144
3.876% due 03/25/2035 ~		527	515
3.945% due 03/25/2036 ^~		1,062	937
3.987% due 09/25/2036 ^~		12,202	11,412
4.005% due 01/25/2037 ^~		4,766	4,217
4.050% due 09/25/2036 ^~		3,132	2,555
4.054% due 09/25/2035 ~		2,508	2,380
4.316% due 05/25/2036 ^~		112	105
Structured Asset Mortgage Investments Trust
0.305% due 08/25/2036 •		10,403	9,104
0.365% due 01/25/2037 •		3,288	2,943
0.365% due 07/25/2046 •		11,001	9,080
0.375% due 06/25/2036 •		4,443	4,315
0.375% due 07/25/2046 ^•		8,149	6,071
0.385% due 05/25/2036 •		11,444	10,847
0.385% due 10/25/2036 •		5,109	4,677
0.395% due 04/25/2036 •		20,879	20,790
0.395% due 05/25/2036 •		227	203
0.395% due 08/25/2036 ^•		11,843	10,397
0.395% due 05/25/2046 •		168	142
0.395% due 09/25/2047 ^•		18,118	18,147
0.405% due 09/25/2047 •		14,808	12,657
0.415% due 02/25/2036 •		9,327	8,370
0.415% due 02/25/2036 ^•		43,905	37,764
0.415% due 07/25/2036 ^•		19	8
0.444% due 07/19/2035 •		1,724	1,585
0.465% due 02/25/2036 ^•		16,373	14,935
0.485% due 08/25/2036 ^•		5,835	4,774
0.645% due 05/25/2045 •		1,100	1,037
0.735% due 09/25/2047 ^•		24,408	20,151
0.874% due 05/19/2035 •		1,050	1,004
1.035% due 05/25/2047 •		3,488	2,597
3.306% due 05/25/2047 ^~		35,363	29,096
3.622% due 02/19/2035 ~		3	3
3.688% due 05/25/2045 ^~		100	78
Structured Asset Securities Corp.
0.535% due 03/25/2035 •		3,563	3,126
0.535% due 04/25/2035 •		335	302
3.325% due 12/25/2033 ~		477	471
Structured Asset Securities Corp. Mortgage Loan Trust 0.785% due 10/25/2027 •		102	102
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.185% due 07/25/2032 •		2,945	2,793
3.520% due 01/25/2034 ~		102	101
3.620% due 03/25/2033 ~		105	105
3.743% due 11/25/2033 ~		53	52
3.769% due 07/25/2033 ~		235	232
3.782% due 09/25/2033 ~		147	144
3.846% due 11/25/2033 ~		235	223
SunTrust Adjustable Rate Mortgage Loan Trust
3.809% due 04/25/2037 ^~		1,554	1,122
3.931% due 02/25/2037 ^~		4,789	4,323
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 06/22/2045 •	EUR	314	348
3.111% due 03/22/2036 •		1,200	1,202
Terwin Mortgage Trust 0.465% due 10/25/2037 •		$35,313	10,896
Thornburg Mortgage Securities Trust
0.725% due 03/25/2044 •		104	96
1.815% due 06/25/2047 •		4,780	4,417
2.692% due 03/25/2044 ~		5,442	5,213
2.713% due 03/25/2044 ~		1,703	1,667
3.139% due 10/25/2043 ~		221	211
3.462% due 12/25/2044 ~		37	35
Trinity Square PLC 1.818% due 07/15/2051 •	GBP	14,000	17,368
UBS Commercial Mortgage Trust 2.253% due 05/10/2045 ~(a)(p)		$139,181	3,600

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

UBS-Barclays Commercial Mortgage Trust 1.255% due 04/10/2046 ~(a)		74,346	1,785
Uropa Securities PLC
0.000% due 10/10/2040 •	EUR	9,195	9,773
0.866% due 10/10/2040 •	GBP	27,411	31,932
Wachovia Mortgage Loan Trust LLC
3.948% due 08/20/2035 ^~		$747	708
4.039% due 10/20/2035 ^~		688	658
4.163% due 05/20/2036 ~		89	83
4.199% due 03/20/2037 ^~		73	62
4.214% due 10/20/2035 ~		790	703
4.332% due 10/20/2035 ~		51	51
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •		580	551
0.455% due 12/25/2045 •		2,503	2,461
0.475% due 12/25/2045 •		4,673	4,288
0.515% due 01/25/2045 •		5,311	5,047
0.535% due 01/25/2045 •		90	86
0.625% due 07/25/2044 •		6,749	6,442
0.645% due 04/25/2045 •		6,312	6,160
0.765% due 07/25/2045 •		1,883	1,760
0.865% due 01/25/2045 •		3,611	3,560
0.925% due 11/25/2034 •		1,919	1,853
0.965% due 10/25/2044 •		1,303	1,259
0.965% due 10/25/2045 •		1,452	1,423
0.985% due 10/25/2044 •		1,690	1,631
1.065% due 11/25/2034 •		38	37
2.204% due 02/25/2047 ^•		23,434	20,966
2.234% due 01/25/2047 •		1,306	1,250
2.240% due 07/25/2046 •		10,124	9,124
2.244% due 01/25/2047 ^•		5,495	5,005
2.254% due 06/25/2047 •		5,456	4,907
2.264% due 04/25/2047 •		3,846	3,455
2.344% due 11/25/2046 •		11,555	10,154
2.371% due 08/25/2035 ~		8	7
2.384% due 10/25/2046 ^•		41,475	36,641
2.464% due 09/25/2046 •		7,089	6,223
2.484% due 06/25/2046 •		893	842
2.484% due 07/25/2046 •		11,638	9,998
2.494% due 06/25/2046 •		2,227	2,090
2.511% due 12/25/2046 ^•		13,210	11,551
2.631% due 05/25/2046 •		7,754	7,333
2.704% due 11/25/2042 •		181	168
2.904% due 08/25/2042 •		83	78
2.981% due 01/25/2037 ^~		3,441	3,071
3.069% due 01/25/2037 ^~		9,115	8,253
3.131% due 06/25/2037 ^~		2,206	1,993
3.147% due 06/25/2037 ^~		5,776	4,874
3.192% due 01/25/2037 ^~		5,644	4,997
3.211% due 11/25/2036 ^~		936	871
3.219% due 10/25/2036 ^~		1,248	1,159
3.266% due 11/25/2036 ^~		2,925	2,709
3.301% due 05/25/2037 ^~		8,883	7,425
3.332% due 12/25/2036 ^~		67	61
3.344% due 10/25/2036 ^~		299	281
3.349% due 03/25/2037 ^~		25,752	22,759
3.487% due 09/25/2036 ^~		7,846	7,017
3.497% due 02/25/2037 ^~		20,803	19,619
3.515% due 12/25/2036 ^~		4,333	4,195
3.559% due 07/25/2037 ^~		13,132	11,715
3.566% due 05/25/2037 ^~		1,382	1,293
3.572% due 08/25/2036 ^~		15,855	13,967
3.578% due 03/25/2037 ^~		12,356	11,476
3.584% due 01/25/2036 ^~		403	380
3.592% due 02/25/2037 ^~		12,651	11,848
3.611% due 02/25/2037 ^~		13,343	12,426
3.618% due 03/25/2035 ~		1,157	1,121
3.633% due 04/25/2037 ^~		15,629	14,666
3.649% due 02/25/2037 ^~		3,035	2,702
3.692% due 03/25/2036 ~		2,944	2,719
3.709% due 01/25/2036 ~		975	946
3.715% due 07/25/2037 ^~		2,569	2,246
3.771% due 02/25/2033 ~		307	297
3.820% due 01/25/2035 ~		1,644	1,630
3.828% due 12/25/2035 ~		16,332	15,954
3.840% due 01/25/2036 ~		3,063	2,819
3.861% due 10/25/2035 ~		2,941	2,879
3.913% due 08/25/2046 ^~		76	70
4.124% due 09/25/2035 ~		360	373
4.139% due 08/25/2034 ~		665	652
WaMu Mortgage-Backed Pass-Through Certificates 3.625% due 12/19/2039 ~		103	101
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	17,663
0.982% due 12/21/2049 •		380,128	466,616
1.682% due 12/21/2049 •		46,014	56,091

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

2.182% due 12/21/2049 •	23,010	27,977
2.682% due 12/21/2049 •	13,146	15,905
3.182% due 12/21/2049 •	13,146	15,680
Washington Mutual Mortgage Pass-Through Certificates Trust
0.375% due 07/25/2046 •	$376	291
0.415% due 12/25/2036 •	5,949	4,921
0.445% due 12/25/2035 •	424	386
0.585% due 07/25/2035 •	1,250	1,064
0.785% due 03/25/2036 ^•	1,603	1,388
1.635% due 09/25/2035 ^•	1,095	926
2.204% due 01/25/2047 •	22,038	18,258
2.204% due 04/25/2047 •	5,417	4,452
2.224% due 12/25/2046 •	7,268	5,941
2.274% due 04/25/2047 •	7,631	6,302
2.354% due 10/25/2046 ^•	16,041	13,619
2.424% due 09/25/2046 ^•	22,259	18,110
2.444% due 04/25/2046 •	34,269	29,804
2.474% due 05/25/2046 ^•	3,704	3,013
3.725% due 06/25/2033 ~	134	131
4.224% due 09/25/2036 ^þ	33,618	14,728
4.266% due 10/25/2036 ^þ	69	37
4.584% due 10/25/2036 ^þ	6,568	2,762
5.500% due 06/25/2035	2,050	1,892
5.500% due 08/25/2035	57	56
5.500% due 11/25/2035 ^	560	511
5.750% due 11/25/2035 ^	728	692
5.750% due 01/25/2036 ^	5,450	5,057
6.000% due 11/25/2035 ^	2,337	2,412
6.000% due 04/25/2036 ^	3,377	3,187
6.000% due 07/25/2036 þ	1,669	650
6.000% due 04/25/2037	11,053	10,542
6.221% due 07/25/2036 ^þ	25,540	9,942
6.449% due 07/25/2036 ^þ	2,323	904
6.500% due 11/25/2035 ^	858	644
6.500% due 03/25/2036	15,229	13,063
6.500% due 05/25/2036 ^þ	4,932	4,561
6.500% due 08/25/2036 ^	25,990	23,247
7.500% due 04/25/2033	13	13
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037	710	701
Wells Fargo Commercial Mortgage Trust
0.916% due 12/15/2036 •(p)	24,519	24,144
1.477% due 11/15/2043 ~(a)	23,591	1
1.819% due 10/15/2049 ~(a)(p)	306,090	20,718
3.324% due 01/15/2059 (p)	15,000	15,824
3.487% due 11/15/2048 (p)	5,000	5,276
Wells Fargo Mortgage Loan Trust
0.348% due 09/27/2047 •	28,256	23,325
3.941% due 12/27/2046 ~	16,497	10,210
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 04/25/2036 ~	4,569	4,357
4.028% due 04/25/2037 ^~	232	217
4.120% due 08/25/2036 ^~	530	508
4.326% due 10/25/2034 ~	43	43
4.427% due 11/25/2037 ^~	50	45
4.505% due 08/25/2035 ~	219	212
4.540% due 10/25/2036 ~	2,520	2,559
5.500% due 12/25/2021	83	83
6.000% due 06/25/2036 ^	472	477
6.000% due 06/25/2037 ^	1,045	1,051
6.000% due 11/25/2037 ^	75	75
Wells Fargo-RBS Commercial Mortgage Trust
0.581% due 03/15/2047 ~(a)	83,202	1,345
0.984% due 12/15/2045 •(p)	25,910	25,824
1.374% due 03/15/2047 ~(a)	84,751	2,710
2.242% due 04/15/2045 ~(a)	64,505	1,313
Total Non-Agency Mortgage-Backed Securities (Cost $35,234,691)		35,257,441
ASSET-BACKED SECURITIES 18.9%
Aames Mortgage Investment Trust 1.385% due 06/25/2035 •	7,247	7,054
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	12,405	13,210
Academic Loan Funding Trust 0.985% due 12/26/2044 •	2,997	2,871
Accredited Mortgage Loan Trust
0.405% due 02/25/2037 •	25,211	22,830
0.665% due 09/25/2035 •	7,220	6,906
0.785% due 04/25/2034 •	598	577
0.785% due 07/25/2034 •	4,550	4,429
0.890% due 04/25/2035 •	1,008	1,007
5.210% due 01/25/2034 þ	1,663	1,762
ACE Securities Corp. Home Equity Loan Trust
0.245% due 10/25/2036 •	195	100
0.275% due 07/25/2036 ^•	1,659	556

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.305% due 12/25/2036 •		9,622	4,636
0.315% due 12/25/2036 •		127,779	73,830
0.325% due 07/25/2036 •		69,889	57,589
0.325% due 12/25/2036 •		19,795	13,051
0.335% due 04/25/2036 •		15,671	15,157
0.335% due 07/25/2036 ^•		10,435	3,594
0.335% due 07/25/2036 •		29,703	13,827
0.375% due 02/25/2036 •		38,209	36,635
0.425% due 07/25/2036 •		20,879	10,067
0.455% due 08/25/2036 •		14,237	12,299
0.805% due 02/25/2036 ^•		2,513	2,409
0.845% due 11/25/2035 •		2,749	2,734
0.885% due 08/25/2045 •		2,996	2,930
0.950% due 08/25/2035 •		3,278	3,299
0.985% due 02/25/2034 •		54	54
1.085% due 09/25/2033 •		1,719	1,683
1.160% due 06/25/2034 •		9,825	9,451
1.160% due 07/25/2035 •		17,233	17,163
1.175% due 06/25/2035 •		1,954	1,929
1.190% due 07/25/2035 •		17,500	16,764
1.235% due 12/25/2033 •		1,376	1,332
Aegis Asset-Backed Securities Trust 0.425% due 01/25/2037 •		9,084	7,596
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.235% due 01/25/2034 •		588	560
AFC Home Equity Loan Trust
0.785% due 09/27/2027 •		59	57
0.835% due 09/22/2028 •		169	156
1.065% due 02/25/2029 •		265	242
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~		5,112	4,283
0.645% due 09/23/2036 •		27,458	24,026
0.805% due 09/23/2036 •		12,000	8,910
1.055% due 09/23/2038 •		60,414	55,282
1.255% due 09/23/2038 •		10,000	7,625
1.436% due 09/23/2037 •		13,571	12,011
1.475% due 12/23/2037 •		10,136	9,174
1.539% due 07/15/2037 •		12,618	11,293
1.619% due 07/15/2037 •		27,000	19,238
1.795% due 03/23/2035 •		5,000	4,250
1.969% due 05/01/2034 •		4,763	4,502
2.258% due 12/23/2036 •		18,025	16,313
2.288% due 06/23/2036 •		19,388	17,935
2.328% due 09/23/2037 •		2,255	1,539
2.378% due 06/23/2036 •		27,500	20,969
2.378% due 12/23/2036 •		7,500	5,494
2.398% due 12/23/2035 •		20,821	16,709
2.449% due 07/23/2035 •		15,651	14,946
2.559% due 07/23/2035 •		2,400	2,265
2.578% due 12/23/2034 •		4,750	4,085
2.636% due 07/30/2034 •		7,000	5,950
2.679% due 07/23/2035 •		15,152	14,091
Ameriquest Mortgage Securities Trust
0.285% due 10/25/2036 •		8,881	3,762
0.425% due 10/25/2036 •		22,175	9,659
0.555% due 04/25/2036 •		13,000	11,617
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.615% due 01/25/2036 •		15,183	14,990
0.635% due 01/25/2036 •		2,561	2,562
0.765% due 01/25/2036 •		14,093	13,066
0.835% due 08/25/2035 •		9,307	9,226
0.980% due 03/25/2035 •		7,040	7,014
1.055% due 07/25/2034 •		112	111
1.100% due 01/25/2035 •		1,189	1,161
1.160% due 05/25/2035 •		3,800	3,614
1.175% due 11/25/2034 •		11,475	11,524
1.205% due 10/25/2034 •		3,800	3,715
1.220% due 12/25/2033 •		312	309
1.335% due 08/25/2035 •		14,800	12,306
1.355% due 03/25/2035 •		1,500	1,298
1.910% due 05/25/2034 •		11,176	10,846
3.560% due 11/25/2032 ^•		2,199	2,157
3.710% due 11/25/2032 ^•		9	0
5.435% due 02/25/2033 •		1,963	1,865
Arbour CLO DAC 0.850% due 07/15/2027 •(p)	EUR	7,742	8,697
Argent Securities Trust
0.275% due 07/25/2036 •		$5,729	2,261
0.295% due 09/25/2036 •		7,864	3,456
0.335% due 07/25/2036 •		123,895	85,039
0.360% due 04/25/2036 •		24,394	15,433
0.365% due 04/25/2036 •		7,573	3,282
0.375% due 03/25/2036 •		29	26
0.425% due 06/25/2036 •		6,345	2,421
0.425% due 07/25/2036 •		6,097	2,559
0.425% due 09/25/2036 •		4,913	2,233

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.455% due 05/25/2036 •		18,125	6,937
0.465% due 04/25/2036 •		7,530	3,392
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.675% due 10/25/2035 •		8,000	7,810
1.085% due 10/25/2034 •		3,046	2,884
Asset-Backed Funding Certificates Trust
0.295% due 01/25/2037 •		13,591	8,916
0.315% due 01/25/2037 •		59,635	45,266
0.325% due 10/25/2036 •		45,709	39,651
0.325% due 11/25/2036 •		7,980	5,244
0.335% due 09/25/2036 •		13,912	13,632
0.335% due 10/25/2036 •		10,608	10,089
0.345% due 11/25/2036 •		16,594	9,474
0.345% due 01/25/2037 •		76,284	50,466
0.405% due 01/25/2037 •		45,578	30,454
0.435% due 11/25/2036 •		3,349	1,953
0.465% due 09/25/2036 ^•		27,200	22,544
0.845% due 03/25/2035 •		5,213	4,891
0.860% due 06/25/2035 •		2,060	2,075
1.160% due 06/25/2035 •		11,373	9,763
1.185% due 06/25/2037 •		3,531	3,184
1.310% due 12/25/2032 •		725	738
Asset-Backed Securities Corp. Home Equity Loan Trust
0.325% due 07/25/2036 •		1,784	1,749
0.335% due 12/25/2036 •		5,423	4,977
0.345% due 05/25/2036 •		1,246	1,243
0.435% due 03/25/2036 •		10,132	8,449
0.605% due 01/25/2036 •		9,429	6,178
1.085% due 06/25/2035 •		15,798	15,375
1.130% due 04/25/2035 •		489	495
1.130% due 05/25/2035 •		3,080	3,086
1.280% due 02/25/2035 •		187	184
1.835% due 03/15/2032 •		251	250
Aurium CLO DAC 0.680% due 10/13/2029 •(p)	EUR	49,200	54,625
BankAmerica Manufactured Housing Contract Trust 7.503% due 12/10/2025 ~		$5,000	2,522
Barings Euro CLO BV
0.680% due 07/27/2030 •(p)	EUR	45,400	50,669
1.050% due 07/27/2030		4,400	4,913
Basic Asset-Backed Securities Trust 0.565% due 04/25/2036 •		$4,721	3,832
Bayview Financial Acquisition Trust 0.534% due 05/28/2037 •		5,900	5,365
Bayview Financial Asset Trust
1.747% due 03/25/2037 •		3,133	2,882
2.561% due 03/25/2037 •		3,278	3,079
2.811% due 03/25/2037 •		1,781	1,695
2.927% due 03/25/2037 •		6,029	5,541
3.161% due 03/25/2037 •		1,649	1,581
Bayview Financial Mortgage Pass-Through Trust 1.054% due 04/28/2036 •		5,774	5,411
Bayview Financial Revolving Asset Trust 1.114% due 12/28/2040 •		2,864	2,488
Bear Stearns Asset-Backed Securities Trust
0.295% due 04/25/2031 •		2,657	4,442
0.308% due 10/25/2036 •		1,837	1,831
0.325% due 04/25/2037 •		9,092	9,647
0.335% due 06/25/2036 •		9,298	9,258
0.335% due 11/25/2036 •		2,196	2,026
0.355% due 10/25/2036 •		4,817	4,717
0.355% due 12/25/2036 ^•		7,747	8,202
0.405% due 06/25/2047 •		11,663	11,605
0.415% due 04/25/2036 •		12,017	16,104
0.425% due 06/25/2047 •		13,098	12,919
0.485% due 06/25/2036 •		8,700	7,899
0.485% due 02/25/2037 •		16,451	11,740
0.500% due 09/25/2034 •		87	83
0.505% due 01/25/2047 •		50	50
0.525% due 05/25/2036 ^•		1,484	1,463
0.535% due 05/25/2037 ^•		14,775	11,308
0.565% due 04/25/2036 •		6,572	8,347
0.565% due 01/25/2037 •		7,215	6,931
0.585% due 09/25/2046 •		3,800	3,574
0.605% due 12/25/2035 •		6,772	6,774
0.615% due 12/25/2035 •		6,118	6,067
0.625% due 12/25/2035 ^•		3,400	3,276
0.635% due 12/25/2035 •		10,821	9,392
0.635% due 08/25/2036 •		6,696	6,504
0.635% due 01/25/2047 •		23,349	21,882
0.705% due 12/25/2035 •		22,915	20,169
0.725% due 05/25/2036 •		9,978	8,044
0.845% due 10/25/2032 •		12	12
0.860% due 11/25/2035 ^•		5,889	5,777
0.865% due 10/25/2035 •		14,814	14,365
0.885% due 11/25/2035 ^•		27,060	24,691

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.985% due 10/27/2032 •	72	70
1.055% due 02/25/2036 •	5,785	5,290
1.135% due 10/25/2037 •	12,230	11,291
1.160% due 02/25/2034 •	1,013	951
1.160% due 08/25/2035 •	1,773	1,768
1.185% due 10/25/2037 •	20,698	19,880
1.185% due 11/25/2042 •	1,065	1,012
1.190% due 06/25/2035 •	18,421	17,961
1.265% due 06/25/2035 •	7,163	6,478
1.285% due 10/25/2033 •	99	95
1.310% due 02/25/2035 •	1,713	1,707
1.365% due 01/25/2034 •	3,574	3,332
1.535% due 01/25/2036 •	4,485	4,338
1.685% due 04/25/2036 •	8,942	8,728
1.935% due 09/25/2035 •	12,951	12,662
2.060% due 08/25/2034 •	560	556
2.554% due 07/25/2036 •	945	833
3.441% due 10/25/2036 ~	97	80
5.125% due 03/25/2034 þ	3,446	3,636
5.500% due 01/25/2034 þ	5,787	5,954
5.500% due 08/25/2035 ~	5,048	4,199
5.500% due 08/25/2036	849	856
5.750% due 10/25/2033 þ	223	233
5.750% due 01/25/2034 þ	5,026	5,178
6.000% due 06/25/2034 þ	308	315
6.000% due 10/25/2035 þ	6,941	6,096
6.000% due 08/25/2036	5,068	4,556
6.250% due 12/25/2036 þ	9,847	9,026
6.500% due 08/25/2036 ^	3,384	1,995
Bear Stearns Second Lien Trust
0.405% due 08/25/2037 •	6,145	5,538
0.565% due 01/25/2037 •	4,309	4,114
0.625% due 08/25/2037 •	6,153	5,589
BFNS LLC 3.994% due 01/25/2029 ~	10,000	9,400
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029 ~	708	708
6.530% due 10/15/2028 ~	1,190	1,240
6.975% due 12/15/2029 ~	8,918	2,269
7.180% due 12/15/2029 ~	22,628	5,923
7.575% due 06/15/2030 ~	16,139	4,824
7.935% due 12/15/2030 ~	7,638	8,018
Buckingham CDO Ltd.
0.553% due 09/05/2051 •	1,003,036	53,639
1.984% due 04/05/2041 •	677,127	86,131
California Street CLO Ltd. 2.249% due 10/15/2025 •	49,127	48,771
Camber PLC 0.648% due 11/09/2053 •	183,696	6,135
Carrington Mortgage Loan Trust
0.335% due 04/25/2036 ^•	61,957	57,503
0.405% due 01/25/2037 •	17,797	12,153
0.435% due 10/25/2036 •	6,862	5,750
0.445% due 02/25/2037 •	14,000	12,673
0.605% due 02/25/2037 •	8,317	6,138
0.655% due 12/25/2035 •	7,920	7,763
CDC Mortgage Capital Trust 1.100% due 11/25/2034 •	88	86
Cent CLO Ltd. 2.171% due 10/29/2025 •	4,489	4,482
Centex Home Equity Loan Trust
0.505% due 06/25/2036 •	31,200	28,919
0.805% due 09/25/2034 •	614	596
Chase Funding Trust
0.685% due 05/25/2032 •	106	103
0.785% due 07/25/2033 •	9	8
CHEC Loan Trust 0.825% due 06/25/2034 •	153	146
CIT Group Home Equity Loan Trust 1.160% due 12/25/2031 •	177	172
CIT Mortgage Loan Trust
1.535% due 10/25/2037 •	49,143	49,113
1.635% due 10/25/2037 ^•	344	345
1.685% due 10/25/2037 •	30,000	28,767
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •	1,854	1,481
0.265% due 01/25/2037 •	15,756	12,459
0.285% due 12/25/2036 •	4,141	3,277
0.325% due 12/25/2036 •	1,638	1,622
0.345% due 09/25/2036 •	6,192	5,451
0.345% due 12/25/2036 •	8,402	6,709
0.355% due 05/25/2037 •	49,717	38,299
0.365% due 01/25/2037 •	94,128	75,435
0.375% due 05/25/2037 •	42,915	31,230
0.395% due 12/25/2036 •	8,241	7,539
0.435% due 08/25/2036 •	8,328	8,036

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.435% due 12/25/2036 ^•	14,644	11,914
0.435% due 01/25/2037 •	30,644	24,787
0.445% due 03/25/2036 •	5,353	4,964
0.455% due 05/25/2037 •	25,635	20,490
0.635% due 03/25/2037 •	21,391	20,122
0.785% due 12/25/2035 ^•	29,463	27,963
0.890% due 01/25/2036 •	7,204	6,847
4.444% due 10/25/2037 þ	24,194	25,643
5.985% due 05/25/2036 þ	14,653	7,591
Citigroup Mortgage Loan Trust, Inc.
0.445% due 03/25/2037 •	30,774	27,391
0.465% due 11/25/2036 •	15,721	15,547
0.475% due 10/25/2036 •	534	535
0.485% due 10/25/2036 •	15,436	14,997
0.595% due 10/25/2035 •	5,368	5,453
0.635% due 10/25/2035 ^•	1,000	968
1.235% due 02/25/2035 •	778	710
5.249% due 08/25/2035 þ	29	29
Colony American Finance Ltd. 2.554% due 11/15/2048 (p)	13,511	13,554
Conseco Finance Corp.
6.280% due 09/01/2030	11,944	12,446
6.320% due 07/01/2030	3,445	3,509
6.440% due 12/01/2030	8,819	9,298
6.540% due 04/01/2029	2,776	2,845
6.660% due 06/01/2030 ~	817	834
6.760% due 03/01/2030 ~	578	592
7.220% due 03/15/2028 ~	3,899	4,051
7.240% due 11/15/2028 ~	3,052	3,191
7.860% due 03/01/2030 ~	13,884	8,465
Conseco Finance Securitizations Corp.
2.223% due 12/01/2033 •	7,775	7,784
7.360% due 06/01/2030 ~	62,123	36,052
7.410% due 05/01/2033 þ	25,677	27,492
7.424% due 03/01/2033 ~	9,001	9,540
7.490% due 07/01/2031 þ	27,189	29,263
7.770% due 09/01/2031 þ	11,272	12,193
7.954% due 12/01/2033 ~	3,466	3,685
7.960% due 05/01/2031	22,427	11,464
7.970% due 05/01/2032	7,164	2,484
8.060% due 09/01/2029 ~	7,266	2,718
8.200% due 05/01/2031	31,223	16,417
8.260% due 12/01/2030 ~	77,836	38,888
8.310% due 05/01/2032 ~	40,754	14,723
8.850% due 12/01/2030 ~	1,831	680
Countrywide Asset-Backed Certificates
0.325% due 05/25/2035 •	37,838	35,456
0.325% due 03/25/2037 •	23,126	22,419
0.325% due 05/25/2037 •	59,128	54,437
0.325% due 06/25/2037 •	25,572	22,777
0.325% due 07/25/2037 ^•	33,436	31,084
0.325% due 07/25/2037 •	77,749	68,182
0.325% due 08/25/2037 •	8,711	8,517
0.325% due 08/25/2037 ^•	87,107	77,651
0.325% due 04/25/2047 •	25,010	24,107
0.325% due 06/25/2047 •	25,448	22,371
0.335% due 05/25/2037 •	5,064	5,023
0.335% due 04/25/2047 ^•	6,386	6,133
0.335% due 06/25/2047 ^•	13,597	13,456
0.345% due 12/25/2035 ^•	36,156	35,657
0.345% due 03/25/2037 •	6,561	6,475
0.345% due 09/25/2046 ^•	3,877	3,850
0.355% due 05/25/2037 •	342	341
0.355% due 06/25/2037 •	339	339
0.355% due 06/25/2047 •	577	575
0.365% due 06/25/2047 •	23,935	23,166
0.365% due 11/25/2047 ^•	36,471	30,548
0.375% due 11/25/2037 •	21,635	20,172
0.385% due 09/25/2037 •	47,917	40,657
0.385% due 06/25/2047 ^•	25,906	22,713
0.385% due 09/25/2047 ^•	38,724	28,707
0.405% due 05/25/2037 •	6,000	5,468
0.405% due 06/25/2037 •	10,000	9,389
0.405% due 09/25/2037 ^•	13,122	11,186
0.405% due 06/25/2047 •	25,937	24,089
0.405% due 06/25/2047 ^•	40,896	34,308
0.405% due 09/25/2047 ^•	15,744	13,596
0.415% due 05/25/2037 •	13,000	11,592
0.415% due 07/25/2037 ^•	46,686	33,216
0.415% due 10/25/2047 •	13,233	12,657
0.425% due 04/25/2036 ^•	11,133	9,472
0.425% due 11/25/2036 •	9,739	9,442
0.425% due 03/25/2037 •	24,109	19,818
0.425% due 04/25/2037 •	3,774	2,968
0.425% due 06/25/2037 •	5,885	5,846
0.425% due 12/25/2046 •	30,395	28,982

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.435% due 02/25/2036 •	9,200	8,183
0.435% due 03/25/2036 ^•	7,002	6,566
0.435% due 01/25/2037 •	35,530	33,991
0.435% due 01/25/2046 ^•	35,429	31,676
0.435% due 06/25/2047 •	32,146	28,899
0.435% due 11/25/2047 ^•	18,217	12,157
0.445% due 11/25/2037 •	55,400	48,066
0.465% due 06/25/2047 •	6,944	6,498
0.475% due 11/25/2036 •	15,200	11,520
0.475% due 06/25/2037 •	15,449	14,191
0.475% due 05/25/2047 •	1,800	1,742
0.485% due 07/25/2036 •	454	449
0.485% due 02/25/2037 •	24,010	22,790
0.505% due 10/25/2036 •	1,756	1,579
0.505% due 02/25/2037 ^•	6,000	4,344
0.505% due 05/25/2047 ^•	8,415	5,060
0.515% due 07/25/2036 •	657	624
0.525% due 12/25/2036 ^•	10,773	7,180
0.535% due 03/25/2036 ^•	3,888	3,291
0.555% due 04/25/2036 •	17,587	16,713
0.635% due 03/25/2047 ^•	8,789	7,136
0.685% due 01/25/2036 •	6,648	6,637
0.685% due 03/25/2036 •	11,316	10,653
0.695% due 02/25/2036 •	18,000	17,241
0.705% due 01/25/2036 •	5,324	5,327
0.845% due 12/25/2035 •	8,797	8,707
0.885% due 12/25/2033 •	1,170	1,132
0.935% due 05/25/2034 •	636	631
0.945% due 01/25/2036 •	2,675	2,474
0.985% due 10/25/2035 •	11,090	10,803
1.235% due 07/25/2033 •	970	956
1.235% due 11/25/2034 •	5,517	5,505
1.250% due 08/25/2035 •	10,042	10,000
1.435% due 12/25/2034 •	2,725	2,688
1.760% due 08/25/2034 •	9,611	8,477
1.910% due 05/25/2035 •	1,500	1,478
2.015% due 12/25/2035 •	6,500	3,935
3.767% due 04/25/2036 ~	1	1
4.548% due 10/25/2046 ^~	2,440	2,412
5.834% due 07/25/2034 ~	27	27
Countrywide Asset-Backed Certificates Trust
0.315% due 04/25/2046 •	34,532	31,208
0.325% due 02/25/2037 •	43,232	39,410
0.325% due 03/25/2037 •	46,297	43,378
0.335% due 03/25/2047 ^•	14,842	14,490
0.345% due 03/25/2037 •	3,857	3,821
0.345% due 09/25/2046 •	5,682	5,522
0.375% due 06/25/2047 •	9,382	9,257
0.425% due 02/25/2037 •	18,072	17,008
0.435% due 04/25/2046 ^•	3,718	3,533
0.445% due 09/25/2046 •	7,880	6,958
0.645% due 05/25/2036 •	15,000	14,488
0.655% due 04/25/2036 •	31,420	30,876
0.675% due 04/25/2036 •	43,050	40,374
0.845% due 08/25/2035 •	17,997	17,358
0.905% due 05/25/2036 •	15,750	11,539
0.985% due 08/25/2047 •	30,687	30,007
1.025% due 10/25/2047 •	24,773	24,052
1.085% due 05/25/2036 •	1,075	1,027
1.435% due 07/25/2035 •	7,400	6,081
1.460% due 04/25/2035 •	784	787
4.693% due 10/25/2035 ~	16	17
5.050% due 02/25/2036 ~	103	104
5.210% due 03/25/2034 ~	2,052	2,068
5.989% due 10/25/2046 ^~	23	22
Countrywide Asset-Backed Certificates Trust, Inc.
0.965% due 11/25/2034 •	514	482
1.040% due 08/25/2034 •	4,217	4,129
1.085% due 11/25/2034 •	467	442
1.190% due 07/25/2034 •	2,065	2,036
2.360% due 07/25/2034 •	30	30
Countrywide Asset-Backed Securities Notes Trust 1.185% due 08/25/2047 •	573	564
Credit Suisse First Boston Mortgage Securities Corp. 2.535% due 08/25/2032 •	165	158
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)	369	369
3.196% due 02/25/2056	1,575,263	1,443,477
Credit-Based Asset Servicing & Securitization LLC
0.305% due 07/25/2037 •	6,686	5,055
0.405% due 07/25/2037 •	6,181	4,737
0.525% due 07/25/2037 •	6,544	5,097
0.798% due 12/25/2035 •	19,631	17,288
0.905% due 01/25/2035 •	6,698	6,434
1.205% due 11/25/2033 •	685	661
3.496% due 12/25/2035 þ	10,076	9,973

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.780% due 05/25/2035 þ		3,078	3,201
Credit-Based Asset Servicing & Securitization Trust
0.245% due 11/25/2036 •		80	48
0.255% due 01/25/2037 ^•		564	209
0.325% due 10/25/2036 •		17,848	14,053
0.415% due 11/25/2036 •		7,083	4,435
0.435% due 07/25/2036 •		22,000	18,869
3.403% due 01/25/2037 ^þ		239	101
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		17,687	17,437
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		16,935	6,315
6.089% due 12/25/2036 þ		18,937	5,855
CWHEQ Revolving Home Equity Loan Trust 0.415% due 02/15/2036 •		1,835	1,705
DFC HEL Trust 2.060% due 12/25/2031 •		2,281	2,221
Duke Funding High Grade Ltd.
0.323% due 08/02/2049 •		793,216	36,091
0.413% due 08/02/2049 •		291,580	14,229
0.780% due 08/02/2049 •		102,000	1,373
Educational Funding Trust 3.557% due 02/01/2050		426,878	467,587
Ellington Loan Acquisition Trust 1.235% due 05/25/2037 •		61,374	59,658
EMC Mortgage Loan Trust
0.925% due 05/25/2040 •		67	65
1.125% due 04/25/2042 •		260	259
1.285% due 08/25/2040 •		393	379
1.285% due 11/25/2041 •		28	25
Encore Credit Receivables Trust 0.875% due 07/25/2035 •		7,998	7,526
Equifirst Loan Securitization Trust 0.355% due 04/25/2037 •		47,904	44,000
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 þ		254	258
FAB UK Ltd. 0.881% due 12/06/2045 •	GBP	2,211	2,596
FBR Securitization Trust 0.875% due 11/25/2035 •		$6,334	6,291
Fieldstone Mortgage Investment Trust
0.375% due 05/25/2036 •		35,390	26,616
0.408% due 11/25/2036 •		2,054	1,379
Finance America Mortgage Loan Trust 1.235% due 09/25/2033 •		153	149
First Franklin Mortgage Loan Asset-Backed Certificates
1.010% due 05/25/2034 •		3,373	3,286
1.895% due 05/25/2034 •		149	136
First Franklin Mortgage Loan Trust
0.325% due 12/25/2036 •		3,796	2,200
0.335% due 05/25/2036 •		3,245	2,936
0.335% due 07/25/2036 •		1,203	1,202
0.335% due 12/25/2036 •		14,884	13,213
0.345% due 12/25/2037 •		20,026	17,891
0.375% due 02/25/2036 •		20,137	18,337
0.405% due 01/25/2038 •		393	254
0.475% due 02/25/2036 •		20,000	19,123
0.495% due 09/25/2036 •		20,034	16,136
0.545% due 11/25/2035 •		31,441	29,334
0.565% due 02/25/2036 •		22,712	17,995
0.635% due 11/25/2036 •		23,951	23,791
0.708% due 03/25/2036 •		17,491	13,094
0.785% due 07/25/2035 •		8,092	7,775
0.845% due 05/25/2036 •		208	208
0.920% due 12/25/2034 •		646	669
0.920% due 09/25/2035 •		3,538	3,557
0.965% due 09/25/2035 •		10,778	10,452
0.965% due 06/25/2036 •		16,775	14,420
1.010% due 06/25/2034 •		9,591	9,483
1.040% due 04/25/2035 •		5,769	5,532
1.055% due 09/25/2034 •		3,642	3,667
1.085% due 01/25/2035 •		2,960	2,948
1.135% due 07/25/2033 •		2,909	2,809
1.160% due 05/25/2035 •		39,529	37,452
1.190% due 09/25/2035 •		12,600	11,137
1.460% due 07/25/2034 •		14,982	14,771
First NLC Trust 0.890% due 12/25/2035 •		3,419	3,392
Fremont Home Loan Trust
0.285% due 08/25/2036 •		5,643	2,184
0.315% due 11/25/2036 •		25,892	11,589
0.320% due 10/25/2036 •		12,560	11,174
0.345% due 08/25/2036 •		37,415	14,743
0.355% due 02/25/2036 •		16,436	15,623
0.355% due 02/25/2037 •		19,149	9,305
0.365% due 04/25/2036 •		972	950

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.405% due 01/25/2037 •		28,524	15,058
0.425% due 08/25/2036 •		6,862	2,768
0.435% due 05/25/2036 •		7,389	5,180
0.455% due 04/25/2036 •		22,370	18,559
0.635% due 01/25/2036 •		43,992	29,564
1.235% due 11/25/2034 •		5,092	4,969
1.340% due 06/25/2035 •		10,069	7,842
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	86,023	62,344
GE-WMC Mortgage Securities Trust
0.225% due 08/25/2036 •		$3	2
0.315% due 08/25/2036 •		4,959	4,559
Goal Structured Solutions Trust 0.835% due 09/25/2041 •		14,493	14,199
Greenpoint Manufactured Housing
3.788% due 06/08/2031 •		11,033	10,723
8.300% due 10/15/2026 ~		1,455	1,510
GSAA Home Equity Trust
0.245% due 05/25/2036 •		7,006	2,410
0.255% due 03/25/2036 •		25	12
0.305% due 06/25/2036 •		54,041	18,754
0.355% due 10/25/2036 •		46,313	18,650
0.355% due 02/25/2037 •		10,377	4,427
0.365% due 03/25/2036 •		25,362	12,083
0.365% due 05/25/2036 •		20,381	7,515
0.405% due 05/25/2047 •		2,225	1,558
0.425% due 06/25/2036 •		3,596	1,622
0.455% due 03/25/2036 •		20,720	12,989
0.505% due 04/25/2047 •		16,094	9,628
0.535% due 08/25/2037 •		9,197	9,019
0.555% due 06/25/2035 •		11	11
0.555% due 10/25/2035 •		9,125	8,956
0.675% due 06/25/2035 •		3,000	2,714
0.715% due 08/25/2035 •		4,304	3,757
5.344% due 09/25/2035 ~		261	217
5.772% due 11/25/2036 ^~		9,104	4,090
6.000% due 11/25/2037 ^		593	468
6.448% due 06/25/2036 þ		22,851	9,543
GSAMP Trust
0.255% due 12/25/2036 •		759	415
0.265% due 11/25/2036 •		1,244	710
0.275% due 01/25/2037 •		8,159	5,178
0.325% due 06/25/2036 •		14,924	14,538
0.325% due 08/25/2036 •		23,298	22,173
0.325% due 11/25/2036 •		30,277	17,500
0.335% due 05/25/2046 •		18,202	17,851
0.355% due 12/25/2036 •		6,422	3,585
0.355% due 01/25/2037 •		3,945	3,763
0.365% due 11/25/2035 •		198	35
0.385% due 11/25/2036 •		16,991	9,940
0.425% due 12/25/2035 •		5,473	5,401
0.425% due 06/25/2036 •		4,782	3,167
0.455% due 03/25/2047 •		23,389	21,276
0.485% due 06/25/2036 •		6,725	4,293
0.485% due 10/25/2036 ^•		1,572	92
0.615% due 11/25/2035 •		5,267	5,263
0.830% due 11/25/2035 ^•		13,034	9,796
0.860% due 02/25/2035 •		1,005	1,006
0.920% due 07/25/2045 •		1,317	1,318
0.965% due 07/25/2045 •		19,366	18,089
1.335% due 12/25/2034 •		16,123	15,542
1.385% due 10/25/2034 •		1,073	1,015
GSRPM Mortgage Loan Trust 0.485% due 03/25/2035 •		59	59
Harley Marine Financing LLC 5.682% due 05/15/2043 «		51,026	42,096
Home Equity Asset Trust
0.655% due 01/25/2036 •		5,000	4,581
0.655% due 04/25/2036 •		18,000	16,615
0.885% due 12/25/2033 •		59	58
0.945% due 11/25/2032 •		128	112
1.085% due 11/25/2034 •		415	414
1.385% due 06/25/2032 ^•		1,635	1,611
Home Equity Mortgage Loan Asset-Backed Trust
0.345% due 11/25/2036 •		10,186	7,961
0.375% due 06/25/2036 •		4,526	4,432
0.385% due 07/25/2037 •		12,412	7,570
0.405% due 04/25/2037 •		58,137	48,559
0.425% due 08/25/2036 •		6,315	5,044
0.465% due 06/25/2036 •		8,000	6,927
0.485% due 03/25/2036 •		25,000	21,560
0.505% due 04/25/2037 •		13,669	11,817
0.625% due 03/25/2036 •		5,900	5,276
0.705% due 10/25/2035 •		13,050	11,208
Hout Bay Corp.
1.627% due 07/05/2041 •		474,334	107,437

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

1.827% due 07/05/2041 •	34,165	1,964
1.957% due 07/05/2041 •	4,046	192
HSI Asset Loan Obligation Trust 4.864% due 12/25/2036 þ	10,141	5,157
HSI Asset Securitization Corp. Trust
0.235% due 10/25/2036 •	2,843	1,490
0.295% due 10/25/2036 •	19,138	10,180
0.325% due 01/25/2037 •	64,469	52,865
0.345% due 03/25/2036 •	2,374	2,357
0.345% due 10/25/2036 •	10,028	5,398
0.345% due 05/25/2037 •	12,146	11,907
0.355% due 12/25/2036 •	30,999	12,074
0.375% due 04/25/2037 •	17,994	11,044
0.425% due 10/25/2036 •	2,234	1,225
0.445% due 04/25/2037 •	7,249	4,507
0.515% due 02/25/2036 •	13,346	12,464
0.535% due 02/25/2036 •	16,250	12,627
0.555% due 01/25/2036 •	1,812	1,818
IMC Home Equity Loan Trust 7.520% due 08/20/2028	26	27
IndyMac Mortgage Loan Trust 0.345% due 07/25/2036 •	32,722	13,065
IXIS Real Estate Capital Trust
0.245% due 05/25/2037 •	5,958	1,838
0.335% due 01/25/2037 •	86,642	40,343
0.345% due 08/25/2036 •	69,424	24,785
0.345% due 05/25/2037 •	35,863	11,391
0.445% due 08/25/2036 •	35,248	13,270
0.585% due 03/25/2036 ^•	12,834	7,075
0.815% due 02/25/2036 •	2,567	2,561
1.130% due 02/25/2035 •	1,272	1,235
JPMorgan Mortgage Acquisition Corp.
0.365% due 03/25/2036 •	13,832	13,635
0.455% due 03/25/2036 •	40,500	34,733
0.475% due 05/25/2035 •(p)	2,905	2,908
0.525% due 02/25/2036 ^•	10,484	10,225
0.770% due 01/25/2036 •	14,000	12,914
0.835% due 12/25/2035 •	8,091	6,906
0.845% due 09/25/2035 •	5,254	5,235
0.890% due 09/25/2035 •	10,682	10,085
1.115% due 06/25/2035 •	16,467	15,419
JPMorgan Mortgage Acquisition Trust
0.285% due 03/25/2047 •	137	88
0.295% due 08/25/2036 •	3,077	2,328
0.315% due 08/25/2036 •	23,976	23,215
0.320% due 07/25/2036 •	35,529	28,810
0.325% due 11/25/2036 •	15,761	14,207
0.355% due 04/25/2036 •	290	290
0.395% due 03/25/2037 •	2,136	2,138
0.425% due 08/25/2036 •	25,890	19,960
0.425% due 05/25/2037 •	9,924	8,110
0.445% due 07/25/2036 •	12,928	12,576
0.455% due 07/25/2036 •	14,000	12,902
0.475% due 05/25/2036 •	19,000	14,288
0.505% due 04/25/2036 •	26,803	24,645
4.635% due 10/25/2030 ^þ	1,663	1,195
4.635% due 01/25/2037 ^þ	17	12
5.830% due 07/25/2036 ^þ	6,236	2,907
6.410% due 07/25/2036 ^þ	8,892	4,141
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	24,185	20,877
KGS-Alpha SBA COOF Trust 0.846% due 04/25/2038 «~(a)	21,658	518
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,575	1,335
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (h)	413,402	408,009
0.000% due 04/25/2058 ~	726	725
0.000% due 08/26/2058 (h)	911	908
0.000% due 01/28/2070 ~	7,763	4,873
0.039% due 12/26/2057 ~(a)	412,459	10,866
0.125% due 12/26/2057 ~(a)	688,801	3,284
1.930% due 01/28/2070 •(p)	690,585	685,263
2.983% due 06/25/2057	188,755	194,184
3.073% due 12/25/2056 ~	1,147,767	1,040,429
3.137% due 04/25/2058	463,123	458,587
3.289% due 12/26/2057 ~	274,120	261,022
3.291% due 02/25/2058 ~	1,032,268	1,050,971
3.569% due 08/26/2058	1,323,448	1,337,759
4.026% due 01/25/2058 ~	281,477	284,971
9.431% due 01/28/2070 ~	367,898	349,098
Lehman XS Trust
0.335% due 04/25/2037 ^•	173	176
0.345% due 05/25/2036 •	25,638	25,325
0.355% due 02/25/2037 ^•	29,126	24,238
0.365% due 02/25/2037 •	19,410	17,493

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.415% due 02/25/2037 •	7,134	5,036
0.465% due 05/25/2036 •	9,562	10,072
6.140% due 04/25/2036 þ	20,589	19,099
Long Beach Mortgage Loan Trust
0.275% due 09/25/2036 •	12,181	4,907
0.285% due 12/25/2036 •	9,644	4,610
0.295% due 11/25/2036 •	7,030	3,243
0.330% due 07/25/2036 •	19,027	13,981
0.335% due 05/25/2036 •	58,949	39,864
0.335% due 06/25/2036 •	69,048	38,286
0.335% due 09/25/2036 •	54,282	38,160
0.340% due 10/25/2036 •	56,779	36,846
0.345% due 08/25/2036 •	31,760	16,076
0.345% due 10/25/2036 •	3,049	1,399
0.345% due 12/25/2036 •	3,840	2,778
0.345% due 05/25/2046 •	12,201	10,711
0.355% due 12/25/2036 •	43,289	21,089
0.385% due 01/25/2036 •	28,760	27,086
0.405% due 02/25/2036 •	25,298	24,333
0.425% due 08/25/2036 •	7,586	3,924
0.445% due 05/25/2036 •	3,589	1,623
0.485% due 01/25/2036 •	44,638	39,260
0.815% due 01/25/2046 •	50,453	45,962
0.830% due 11/25/2035 •	25,617	24,837
0.835% due 09/25/2034 •	636	589
0.945% due 08/25/2045 •	2,440	2,420
0.965% due 08/25/2035 •	557	518
0.980% due 06/25/2034 •	2,336	2,245
1.040% due 07/25/2034 •	2,112	1,992
1.310% due 05/25/2032 •	22	22
1.310% due 07/25/2033 •	3,443	3,361
1.385% due 11/25/2034 •	5,439	4,470
1.415% due 06/25/2033 •	5,552	5,412
3.185% due 11/25/2032 •	1	1
LP Credit Card ABS Master Trust 2.323% due 08/20/2024 •	46,004	46,811
Madison Avenue Manufactured Housing Contract Trust 3.435% due 03/25/2032 •	4,391	4,390
Marlette Funding Trust
2.690% due 09/17/2029	13,655	13,744
3.200% due 09/15/2028	579	579
3.710% due 12/15/2028	4,515	4,559
MASTR Asset-Backed Securities Trust
0.235% due 08/25/2036 •	5,924	2,553
0.235% due 10/25/2036 •	45,059	18,242
0.235% due 11/25/2036 •	8	3
0.235% due 01/25/2037 •	35,006	11,702
0.285% due 08/25/2036 •	11,650	4,496
0.285% due 10/25/2036 •	9,894	5,564
0.285% due 11/25/2036 •	18,057	12,694
0.285% due 01/25/2037 •	36,559	12,417
0.305% due 10/25/2036 •	37,155	15,395
0.315% due 10/25/2036 •	30,193	16,043
0.330% due 10/25/2036 •	65,442	29,637
0.335% due 04/25/2036 •	30,367	11,622
0.335% due 08/25/2036 •	22,049	10,114
0.345% due 10/25/2036 •	3,947	2,251
0.345% due 01/25/2037 •	40,370	13,971
0.385% due 04/25/2036 •	68,397	17,735
0.395% due 11/25/2036 •	4,129	1,902
0.395% due 05/25/2037 •	2,517	2,374
0.425% due 06/25/2036 •	5,176	2,866
0.425% due 08/25/2036 •	55,776	24,628
0.430% due 10/25/2036 •	7,271	3,386
0.475% due 01/25/2036 •	10,237	10,049
0.485% due 05/25/2037 •	9,488	8,557
0.685% due 10/25/2035 ^•	15,729	14,267
0.785% due 01/25/2036 •	628	629
1.130% due 05/25/2035 •	1,970	1,996
1.335% due 08/25/2037 •	27,507	25,030
4.835% due 05/25/2033 •	4,171	4,041
MASTR Specialized Loan Trust
0.445% due 02/25/2036 •	4,121	3,919
0.555% due 01/25/2037 •	12,498	6,747
Mercury CDO Ltd.
2.442% due 12/08/2040 •	6,897	6,828
2.952% due 12/08/2040 •	6,000	795
Merrill Lynch First Franklin Mortgage Loan Trust
0.355% due 04/25/2037 •	3,618	1,902
0.355% due 05/25/2037 •	34,341	23,795
0.425% due 05/25/2037 •	60,646	42,450
0.435% due 04/25/2037 •	29,045	15,554
0.505% due 05/25/2037 •	37,895	26,832
Merrill Lynch Mortgage Investors Trust
0.245% due 11/25/2037 •	4,554	2,120
0.335% due 08/25/2037 •	6,388	5,962

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.335% due 11/25/2037 •	27,784	13,350
0.345% due 03/25/2037 •	6,239	2,585
0.488% due 04/25/2037 •	13,573	7,745
0.585% due 12/25/2036 •	1,000	858
0.635% due 02/25/2047 •	32,363	22,516
0.645% due 08/25/2036 •	15,600	15,265
0.905% due 05/25/2036 •	638	621
0.935% due 06/25/2036 •	2,941	2,936
1.115% due 07/25/2035 •	12,313	12,021
MESA Trust 3.410% due 11/25/2031 ^•	931	713
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	3,299	3,374
6.005% due 08/15/2037	1,602	1,718
Mid-State Trust 4.864% due 07/15/2038	704	757
MMcapS Funding Ltd. 2.030% due 12/01/2035 •	9,100	7,917
Monroe Capital BSL CLO Ltd. 1.478% due 05/22/2027 •	87,740	87,176
Morgan Stanley ABS Capital, Inc. 1.265% due 03/25/2033 •	43	42
Morgan Stanley ABS Capital, Inc. Trust
0.265% due 09/25/2036 •	279	145
0.285% due 10/25/2036 •	5,237	2,713
0.285% due 11/25/2036 •	2,083	1,406
0.295% due 03/25/2037 •	3,496	1,737
0.315% due 09/25/2036 •	54,039	30,211
0.315% due 10/25/2036 •	21,669	18,718
0.315% due 12/25/2036 •	56,598	38,155
0.315% due 01/25/2037 •	27,141	15,259
0.325% due 08/25/2036 •	35,515	20,177
0.325% due 10/25/2036 •	44,348	23,123
0.325% due 11/25/2036 •	3,413	1,972
0.325% due 05/25/2037 •	330	285
0.335% due 09/25/2036 •	16,152	7,612
0.335% due 10/25/2036 •	19,071	11,119
0.335% due 12/25/2036 •	1,195	689
0.345% due 03/25/2036 •	21,618	21,317
0.345% due 09/25/2036 •	29,378	15,568
0.365% due 02/25/2037 •	28,556	12,202
0.365% due 03/25/2037 •	31,135	15,659
0.365% due 05/25/2037 •	17,782	15,386
0.385% due 02/25/2037 •	10,663	6,224
0.405% due 10/25/2036 •	1,616	853
0.405% due 11/25/2036 •	13,831	8,089
0.415% due 09/25/2036 •	4,468	2,409
0.415% due 10/25/2036 •	10,893	6,430
0.415% due 02/25/2037 •	34,692	15,010
0.435% due 04/25/2036 •	18,947	14,467
0.435% due 08/25/2036 •	14,273	8,338
0.435% due 03/25/2037 •	51,777	26,350
0.435% due 05/25/2037 •	15,404	13,396
0.445% due 05/25/2037 •	10,990	8,786
0.455% due 03/25/2036 •	9,520	9,251
0.495% due 12/25/2035 •	19,194	18,763
0.515% due 02/25/2037 •	9,293	5,526
0.585% due 12/25/2035 •	12,427	10,969
0.800% due 11/25/2035 •	12,269	12,193
0.925% due 01/25/2034 •	5,818	5,656
0.995% due 04/25/2034 •	1,888	1,829
1.085% due 05/25/2034 •	4,986	4,850
1.115% due 07/25/2035 •	7,500	7,183
1.175% due 06/25/2035 •	16,125	16,082
1.205% due 10/25/2033 •	1,106	1,097
1.245% due 09/25/2034 •	323	300
1.435% due 07/25/2037 •	14,010	11,892
2.085% due 02/25/2047 •	45,622	40,380
Morgan Stanley Capital, Inc. Trust
0.455% due 03/25/2036 •	111,458	95,799
0.475% due 01/25/2036 •	19,767	19,182
0.475% due 02/25/2036 •	13,114	12,692
Morgan Stanley Dean Witter Capital, Inc. Trust
1.535% due 02/25/2033 •	627	618
1.760% due 11/25/2032 •	1,148	1,142
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036 •	4,252	2,336
0.285% due 04/25/2037 •	6,902	4,500
0.325% due 12/25/2036 •	49,786	27,522
0.345% due 04/25/2036 •	10,476	7,862
0.355% due 04/25/2037 •	11,698	7,695
0.445% due 04/25/2036 •	15,972	12,205
0.535% due 04/25/2037 •	24,630	16,571
1.175% due 05/25/2035 •	11,698	11,323
Morgan Stanley IXIS Real Estate Capital Trust
0.255% due 11/25/2036 •	9,472	4,233

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.295% due 11/25/2036 •	21,871	9,857
0.335% due 07/25/2036 •	8,085	4,150
0.335% due 11/25/2036 •	1,800	818
0.405% due 11/25/2036 •	24,027	11,077
0.415% due 07/25/2036 •	31,464	16,533
Morgan Stanley Mortgage Loan Trust
0.415% due 02/25/2037 •	3,806	1,587
0.525% due 10/25/2036 •	2,749	1,172
0.545% due 04/25/2037 •	9,741	4,614
5.622% due 01/25/2047 þ	310	296
5.750% due 04/25/2037 ^~	416	264
5.754% due 01/25/2047 þ	8,307	5,278
5.965% due 09/25/2046 ^þ	4,630	2,390
6.000% due 02/25/2037 ^~	342	317
Morgan Stanley Structured Trust 0.415% due 06/25/2037 •	8,289	8,138
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,634
Nationstar Home Equity Loan Trust
0.415% due 03/25/2037 •	375	370
0.435% due 06/25/2037 •	340	313
Navient Private Education Refi Loan Trust 3.238% due 11/15/2045 ~	318,265	340,686
New Century Home Equity Loan Trust
0.365% due 05/25/2036 •	1,440	1,307
0.815% due 09/25/2035 •	1,650	1,551
0.925% due 08/25/2034 •	150	141
0.950% due 07/25/2035 •	430	430
Newcastle Investment Trust 0.000% due 05/01/2033 ~	76,900	79,716
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.335% due 07/25/2036 •	42,139	39,072
0.395% due 11/25/2035 •	7,425	7,320
0.475% due 03/25/2036 •	400	383
0.505% due 03/25/2036 •	4,024	3,628
0.515% due 11/25/2035 •	9,479	8,412
NovaStar Mortgage Funding Trust
0.315% due 03/25/2037 •	129,142	93,205
0.365% due 09/25/2037 •	26,455	22,208
0.485% due 06/25/2036 •	1,792	1,479
1.355% due 06/25/2035 •	5,000	4,595
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	1,852	1,899
5.410% due 11/15/2032	2,136	2,194
6.190% due 09/15/2020	332	337
7.945% due 03/15/2022 ~	3,036	1,464
Ocean Trails CLO 1.334% due 08/13/2025 •	376	376
Option One Mortgage Loan Trust
0.325% due 01/25/2037 •	35,404	24,821
0.325% due 02/25/2037 •	7,785	4,710
0.325% due 03/25/2037 •	80,843	58,660
0.365% due 04/25/2037 •	25,311	16,978
0.365% due 07/25/2037 •	6,342	4,751
0.405% due 04/25/2037 •	152,398	115,998
0.405% due 05/25/2037 •	137,170	97,019
0.485% due 01/25/2036 •	15,065	14,751
0.485% due 05/25/2037 •	4,698	2,870
1.085% due 01/25/2034 •	2,211	2,136
Option One Mortgage Loan Trust Asset-Backed Certificates
0.875% due 11/25/2035 •	15,400	14,513
1.040% due 10/25/2032 •	2,810	2,730
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ	1,196	1,222
Ownit Mortgage Loan Trust
0.785% due 10/25/2036 ^•	4,549	4,238
3.097% due 10/25/2035 þ	8,223	5,280
Palmer Square Loan Funding Ltd. 2.105% due 04/20/2027 •	15,066	14,912
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 09/25/2035 •	7,446	7,443
0.905% due 05/25/2035 •	11,774	11,268
1.265% due 03/25/2035 •	2,455	2,463
People's Choice Home Loan Securities Trust 0.905% due 05/25/2035 ^•	2,166	2,160
People's Financial Realty Mortgage Securities Trust 0.325% due 09/25/2036 •	28,914	10,534
Popular ABS Mortgage Pass-Through Trust
0.435% due 06/25/2047 ^•	5,541	5,449
0.465% due 07/25/2035 •	5	5
0.545% due 05/25/2036 ^•	5,989	5,492
0.845% due 08/25/2035 •	230	230
5.417% due 04/25/2035 þ	127	129
RAAC Trust
0.475% due 05/25/2046 •	4,237	4,194
0.535% due 11/25/2046 •	659	608

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.565% due 10/25/2046 •	9,908	9,603
0.585% due 09/25/2045 •	7,300	7,138
0.685% due 02/25/2037 •	4,351	4,016
0.885% due 02/25/2046 •	2,284	2,220
1.160% due 02/25/2046 •	19,679	14,467
1.385% due 09/25/2047 •	1,051	1,057
1.685% due 09/25/2047 •	9,087	9,369
1.835% due 05/25/2039 •	3,527	3,498
Renaissance Home Equity Loan Trust
1.065% due 08/25/2033 •	809	758
5.512% due 04/25/2037 þ	6,555	2,578
5.580% due 11/25/2036 þ	12,729	6,672
5.744% due 06/25/2037 ^þ	89,647	28,538
5.906% due 06/25/2037 þ	23,928	7,833
6.115% due 08/25/2036 þ	13,382	7,893
6.203% due 06/25/2037 þ	23,512	8,136
7.750% due 09/25/2037 ^þ	34,085	18,636
Residential Asset Mortgage Products Trust
0.415% due 12/25/2036 •	15,000	13,056
0.455% due 10/25/2036 •	8,695	8,559
0.585% due 02/25/2036 •	10,980	10,637
0.625% due 12/25/2035 •	28,544	24,855
0.725% due 07/25/2035 •	6,500	6,059
0.775% due 08/25/2035 •	1,815	1,820
0.815% due 09/25/2035 •	10,000	9,353
0.830% due 11/25/2035 •	6,038	6,018
0.885% due 12/25/2035 •	41,211	34,225
0.935% due 04/25/2034 •	8,017	7,780
0.980% due 06/25/2035 •	1,110	1,112
1.055% due 02/25/2034 •	1,893	1,847
1.055% due 04/25/2034 •	5,033	4,949
1.055% due 10/25/2035 •	11,246	10,141
1.070% due 11/25/2035 •	7,000	6,070
1.175% due 10/25/2033 •	2,633	2,564
1.205% due 03/25/2035 •	7,451	7,175
1.250% due 07/25/2035 •	10,889	10,386
1.385% due 01/25/2035 ^•	2,652	2,296
1.760% due 04/25/2034 ^•	1,887	1,559
2.165% due 04/25/2034 ^•	2,821	2,188
Residential Asset Securities Corp. Trust
0.335% due 08/25/2036 •	5,005	4,871
0.345% due 07/25/2036 •	3,857	3,793
0.345% due 11/25/2036 ^•	3,184	3,152
0.355% due 11/25/2036 •	16,709	15,415
0.395% due 04/25/2037 •	22,029	21,034
0.405% due 02/25/2037 •	5,000	4,510
0.425% due 10/25/2036 •	42,973	41,040
0.435% due 11/25/2036 ^•	85,382	73,784
0.445% due 07/25/2036 •	1,422	1,403
0.445% due 07/25/2036 ^•	14,038	11,484
0.455% due 04/25/2036 •	1,431	1,432
0.455% due 07/25/2036 •	11,095	9,190
0.465% due 04/25/2036 •	19,370	18,844
0.465% due 07/25/2036 •	16,300	14,572
0.525% due 04/25/2037 •	50,445	45,984
0.555% due 03/25/2036 •	5,047	5,042
0.565% due 02/25/2036 •	1,643	1,644
0.585% due 02/25/2036 •	10,670	10,444
0.595% due 11/25/2035 •	17,900	16,459
0.605% due 12/25/2035 •	721	700
0.625% due 10/25/2035 •	11,326	10,530
0.625% due 11/25/2035 •	4,906	4,862
0.645% due 01/25/2036 •	10,500	10,112
0.775% due 08/25/2035 •	7,500	7,415
0.775% due 09/25/2035 •	4,561	4,546
0.835% due 06/25/2035 •	1,964	1,974
0.935% due 04/25/2034 •	1,830	1,782
0.980% due 01/25/2035 •	1,992	1,980
1.025% due 12/25/2034 •	4,014	3,970
1.085% due 04/25/2035 •	1,656	1,658
1.235% due 07/25/2035 •	6,797	6,715
Residential Funding Home Loan Trust 0.315% due 05/25/2036 •	444	433
Salomon Mortgage Loan Trust 1.085% due 11/25/2033 •	470	462
Saxon Asset Securities Trust
0.365% due 05/25/2037 •	33,997	28,215
0.495% due 09/25/2037 •	21,790	20,527
0.685% due 03/25/2032 •	243	240
1.160% due 12/25/2033 •	3,196	3,078
1.160% due 11/25/2035 •	6,000	3,362
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•	517	158
0.265% due 11/25/2036 ^•	161	59
0.285% due 07/25/2036 •	25,116	13,422
0.325% due 07/25/2036 •	17,129	15,022

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.325% due 08/25/2036 •		28,804	15,988
0.335% due 07/25/2036 •		25,055	13,581
0.335% due 09/25/2036 •		4,886	2,178
0.345% due 07/25/2036 •		6,271	2,984
0.345% due 11/25/2036 •		8,416	3,196
0.355% due 08/25/2036 ^•		10,059	4,244
0.425% due 07/25/2036 •		4,584	2,548
0.435% due 05/25/2036 •		2,781	1,762
0.435% due 06/25/2036 •		24,257	18,258
0.475% due 12/25/2035 •		5,268	5,091
0.585% due 12/25/2035 •		13,467	6,013
0.687% due 12/25/2036		80,996	37,991
0.765% due 11/25/2035 •		2,781	2,768
0.785% due 11/25/2035 •		32,248	24,535
0.860% due 01/25/2035 •		1,469	1,400
1.145% due 01/25/2036 ^•		1,273	1,063
SG Mortgage Securities Trust 0.325% due 10/25/2036 •		24,575	22,031
Sierra Madre Funding Ltd. 0.575% due 09/07/2039 •		42,665	38,804
SLM Private Credit Student Loan Trust 0.553% due 12/16/2041 •		3,017	2,861
SLM Student Loan Trust
0.239% due 10/25/2039 •	EUR	8,135	8,678
2.491% due 04/25/2023 •		$13,177	13,058
SMB Private Education Loan Trust 3.050% due 05/15/2026		45	46
Sofi Alternative Trust 2.470% due 02/15/2046 ~		488,206	514,105
SoFi Alternative Trust
2.911% due 01/17/2045 ~		509,320	522,812
4.655% due 05/16/2050 ~		285,815	307,434
4.702% due 06/15/2050 ~		493,877	532,995
SoFi Professional Loan Program LLC
1.135% due 01/25/2039 •		1,121	1,122
3.020% due 02/25/2040		9,740	10,052
Soundview Home Loan Trust
0.295% due 01/25/2037 •		256	205
0.295% due 02/25/2037 •		214	76
0.335% due 07/25/2036 •		38,481	37,708
0.335% due 03/25/2037 •		20,107	18,868
0.345% due 10/25/2036 •		5,848	5,805
0.345% due 01/25/2037 •		46,685	37,587
0.355% due 06/25/2036 •		9,190	9,079
0.355% due 11/25/2036 •		72,078	28,563
0.385% due 06/25/2037 •		176,454	139,307
0.395% due 06/25/2037 •		9,022	6,840
0.415% due 06/25/2036 •		10,000	9,351
0.425% due 07/25/2036 •		9,800	8,463
0.425% due 01/25/2037 •		20,318	16,508
0.435% due 10/25/2036 •		32,578	29,245
0.435% due 11/25/2036 •		335	298
0.455% due 12/25/2036 •		11,000	10,049
0.495% due 02/25/2036 •		14,610	13,017
0.535% due 12/25/2035 •		14,312	14,021
0.555% due 03/25/2036 •		14,893	12,517
0.555% due 02/25/2037 •		22,845	8,946
0.935% due 06/25/2035 •		17,750	16,057
0.950% due 08/25/2035 •		11,312	11,192
1.010% due 06/25/2035 •		1,455	1,466
1.485% due 11/25/2033 •		305	304
Specialty Underwriting & Residential Finance Trust
0.408% due 09/25/2037 •		19,355	9,751
0.435% due 06/25/2037 •		5,531	3,732
0.455% due 04/25/2037 •		4,358	2,598
1.355% due 12/25/2035 •		2,000	1,873
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		72,531	73,454
Sprite Ltd. 4.250% due 12/15/2037		42,740	35,825
Starwood Commercial Mortgage Trust
1.265% due 07/15/2038 •(p)		47,190	46,278
1.585% due 07/15/2038 •		25,170	24,574
1.785% due 07/15/2038 •		10,070	7,921
2.135% due 07/15/2038 •		13,000	12,318
2.535% due 07/15/2038 •		12,125	11,398
2.885% due 07/15/2038 •		2,500	2,238
Streeterville ABS CDO Ltd. 0.906% due 11/03/2040 •		54,439	40,829
Structured Asset Investment Loan Trust
0.315% due 07/25/2036 •		43,309	33,397
0.325% due 06/25/2036 •		24,509	22,863
0.335% due 07/25/2036 •		5,791	5,538
0.357% due 07/25/2036 •		47,543	31,956
0.495% due 01/25/2036 •		48,265	42,823
0.885% due 04/25/2033 •		295	288

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.905% due 10/25/2035 •	56,869	55,206
0.920% due 03/25/2035 •	4,350	4,318
0.920% due 08/25/2035 •	464	465
0.950% due 08/25/2035 •	32,258	30,799
0.965% due 07/25/2035 •	7,027	6,998
1.085% due 04/25/2035 •	12,640	10,099
1.160% due 09/25/2034 •	99	97
Structured Asset Securities Corp. 0.935% due 02/25/2035 •	9,991	9,438
Structured Asset Securities Corp. Mortgage Loan Trust
0.315% due 05/25/2036 •	21,838	20,106
0.320% due 07/25/2036 •	28,802	27,752
0.325% due 08/25/2046 •	34,180	31,845
0.335% due 09/25/2036 •	6,562	6,282
0.345% due 03/25/2036 •	19,950	18,569
0.345% due 04/25/2036 •	22,427	21,769
0.355% due 06/25/2037 •	3,559	3,525
0.365% due 03/25/2037 •	5,365	3,291
0.385% due 02/25/2037 •	8,322	8,228
0.405% due 10/25/2037 •	46,205	32,263
0.415% due 01/25/2037 •	48,547	33,028
0.415% due 05/25/2047 •	4,289	4,058
0.435% due 09/25/2036 •	25,124	24,730
0.435% due 03/25/2037 •	23,324	14,516
0.455% due 04/25/2036 •	11,704	10,994
0.475% due 07/25/2036 •	32,865	26,278
0.475% due 07/25/2036 ^•	8,144	6,674
0.475% due 09/25/2036 •	62,675	44,669
0.485% due 04/25/2031 •(p)	4,220	4,194
0.485% due 01/25/2037 •	13,630	9,165
0.485% due 03/25/2037 •	8,031	5,050
0.495% due 05/25/2036 •	34,000	30,754
0.495% due 12/25/2036 •	35,465	18,092
0.505% due 05/25/2037 •	579	579
0.655% due 02/25/2036 •	12,034	10,965
0.685% due 11/25/2037 •	5,100	4,218
0.785% due 12/25/2035 •	19,806	15,122
1.185% due 08/25/2037 •	8,859	8,798
1.190% due 11/25/2035 •	1,457	1,383
1.235% due 08/25/2037 •	7,000	6,631
1.285% due 10/25/2037 •	65,424	34,947
2.285% due 11/25/2035 •	3,000	2,970
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.450% due 02/25/2032	184	180
Structured Asset Securities Corp. Trust
0.645% due 09/25/2035 •	17,264	16,375
6.992% due 05/25/2031 ~	2,690	2,506
Sudbury Mill CLO Ltd.
2.285% due 01/17/2026 •	13,488	13,425
2.305% due 01/17/2026 •	10,472	10,424
Taberna Preferred Funding Ltd.
2.291% due 02/05/2036 •	77,664	66,791
2.370% due 07/05/2035 •	20,589	17,707
2.807% due 07/05/2035 ~	311	267
Terwin Mortgage Trust
0.355% due 07/25/2037 •	3,203	2,986
0.495% due 04/25/2037 •	15,805	14,467
0.585% due 09/25/2036 •	12,700	6,530
2.435% due 10/25/2038 •	2,201	2,187
Trapeza CDO Ltd.
0.728% due 11/09/2042 •	17,174	15,543
0.778% due 11/09/2042 •	14,000	10,500
1.321% due 01/27/2040 •	37,605	34,410
1.401% due 01/25/2035 •	5,878	5,497
2.190% due 04/06/2042 •	20,039	17,936
2.250% due 04/06/2042 •	8,300	6,059
Triaxx Prime CDO Ltd.
0.443% due 10/02/2039 •	9,811	3,974
2.434% due 10/02/2039 •	83,954	82,011
Tropic CDO Ltd.
1.509% due 07/15/2036 •	24,890	22,527
1.539% due 07/15/2036 •	31,354	28,064
Truman Capital Mortgage Loan Trust 0.445% due 03/25/2036 •	88	86
TruPS Financials Note Securitization Ltd. 2.545% due 03/30/2039 •	198,769	181,874
U.S. Capital Funding Ltd. 1.591% due 10/10/2040 •	45,139	39,047
Upstart Securitization Trust
2.322% due 04/22/2030	13,459	13,486
2.897% due 09/20/2029	10,009	10,052
Utah State Board of Regents 0.935% due 09/25/2056 •	25,103	24,464
Vertical Bridge CC LLC 5.193% due 10/15/2046	10,652	10,965

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust
0.295% due 04/25/2037 •		52	25
0.335% due 01/25/2037 •		51,730	43,568
0.355% due 07/25/2047 •		16,622	11,156
0.410% due 05/25/2037 •		49,743	45,466
0.425% due 05/25/2037 •		27,347	23,042
0.435% due 05/25/2037 •		18,677	15,750
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036 •		151	72
0.335% due 05/25/2036 •		14,799	12,452
0.365% due 10/25/2036 •		15,220	7,515
0.425% due 08/25/2036 •		10,291	7,855
Wells Fargo Home Equity Asset-Backed Securities Trust
0.395% due 03/25/2037 •		1,951	1,785
0.415% due 04/25/2037 •		20,203	19,315
0.475% due 07/25/2036 •		6,700	6,206
1.130% due 11/25/2035 •		2,565	2,562
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.815% due 04/25/2034 •		82	80
Total Asset-Backed Securities (Cost $22,662,445)			22,763,812
SOVEREIGN ISSUES 6.8%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	1,353,931	12,553
1.200% due 03/18/2022		200,000	1,916
3.375% due 01/15/2023 ^(e)	EUR	49,690	21,998
3.380% due 12/31/2038 ^(e)		63,723	27,247
3.750% due 12/31/2038 ^(e)(p)		$161,698	64,161
3.875% due 01/15/2022 ^(e)	EUR	29,440	13,199
4.625% due 01/11/2023 ^(e)(p)		$112,612	47,539
5.000% due 01/15/2027 ^(e)	EUR	20,500	8,727
5.250% due 01/15/2028 ^(e)		33,200	14,221
5.625% due 01/26/2022 ^(e)		$77,270	32,300
5.875% due 01/11/2028 ^(e)(p)		102,517	41,474
6.250% due 11/09/2047 ^(e)	EUR	13,500	5,738
6.625% due 07/06/2028 ^(e)		$20,700	8,323
6.875% due 01/26/2027 ^(e)(p)		59,200	24,020
6.875% due 01/11/2048 ^(e)(p)		8,860	3,484
7.125% due 07/06/2036 ^(e)		70,200	27,575
7.500% due 04/22/2026 ^(e)		69,800	28,596
7.625% due 04/22/2046 ^(e)		8,100	3,194
7.820% due 12/31/2033 ^(e)	EUR	93,048	45,314
15.500% due 10/17/2026	ARS	2,647,058	9,649
16.000% due 10/17/2023		123,865	630
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		12,058,715	104,023
30.022% (BADLARPP) due 10/04/2022 ~		335,699	4,125
Autonomous City of Buenos Aires Argentina
29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		2,528,330	23,668
32.995% due 03/29/2024 ~		1,181,286	9,781
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	39,100	46,358
6.350% due 11/30/2041		5,500	10,085
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$61,800	67,698
3.875% due 04/16/2050		142,800	169,325
Guatemala Government International Bond
5.375% due 04/24/2032		12,000	13,290
6.125% due 06/01/2050		21,200	24,624
Indonesia Government International Bond 4.200% due 10/15/2050		66,700	74,713
Israel Government International Bond 3.375% due 01/15/2050		4,100	4,508
Israel Government International Bond
3.800% due 05/13/2060		54,250	63,133
4.500% due 04/03/2120		41,200	53,354
Kuwait International Government Bond 3.500% due 03/20/2027		152,600	170,636
Mexico Government International Bond
3.900% due 04/27/2025		18,200	19,538
4.750% due 04/27/2032		49,000	54,145
5.000% due 04/27/2051		48,400	52,320
6.500% due 06/09/2022	MXN	3,545,000	159,662
6.750% due 03/09/2023		4,063,568	186,167
7.250% due 12/09/2021		2,370,000	106,815
Paraguay Government International Bond 4.950% due 04/28/2031		$23,200	25,955
Peru Government International Bond
2.392% due 01/23/2026		19,565	20,357
2.783% due 01/23/2031		38,414	41,045
5.350% due 08/12/2040	PEN	149,502	42,420
5.400% due 08/12/2034		147,740	43,988
5.940% due 02/12/2029		831,205	271,104
6.150% due 08/12/2032		473,995	153,174
6.350% due 08/12/2028		841,852	281,476
6.900% due 08/12/2037		9,791	3,319

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.950% due 08/12/2031		521,831	179,231
8.200% due 08/12/2026		609,047	222,298
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		$18,100	18,145
2.800% due 06/23/2030		20,700	20,752
3.800% due 06/23/2050		13,400	13,809
Provincia de Buenos Aires
28.192% due 04/12/2025	ARS	941,356	6,940
32.817% due 05/31/2022		435,780	3,484
Qatar Government International Bond
3.875% due 04/23/2023		$17,700	19,026
4.400% due 04/16/2050		94,440	117,123
5.103% due 04/23/2048		21,700	29,573
Republic of Greece Government International Bond
3.650% due 02/24/2023 þ	EUR	5,465	6,706
3.650% due 02/24/2024 þ		10,304	12,953
3.650% due 02/24/2025 þ		5,465	7,027
3.650% due 02/24/2026 þ		11,175	14,643
3.650% due 02/24/2027 þ		14,875	19,852
3.650% due 02/24/2028 þ		10,716	14,493
3.650% due 02/24/2029 þ		7,466	10,223
3.650% due 02/24/2030 þ		16,266	22,565
3.650% due 02/24/2031 þ		7,266	10,222
3.650% due 02/24/2032 þ		6,166	8,765
3.650% due 02/24/2033 þ		5,866	8,518
3.650% due 02/24/2034 þ		46,343	68,588
3.650% due 02/24/2035 þ		9,906	14,659
3.650% due 02/24/2036 þ		19,180	28,956
3.650% due 02/24/2037 þ		6,366	9,669
3.650% due 02/24/2038 þ		6,366	9,683
3.650% due 02/24/2039 þ		8,600	13,255
3.650% due 02/24/2040 þ		6,366	9,868
3.650% due 02/24/2041 þ		7,066	11,027
3.650% due 02/24/2042 þ		6,666	10,472
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	30,965,796	433,806
7.150% due 11/12/2025		34,121,815	521,276
7.400% due 12/07/2022		2,570,000	38,452
7.600% due 07/20/2022		4,000,000	59,641
7.950% due 10/07/2026		13,227,572	211,452
Saudi Government International Bond
3.250% due 10/26/2026		$188,500	204,052
3.625% due 03/04/2028		21,600	23,788
4.000% due 04/17/2025		556,020	617,696
4.375% due 04/16/2029		25,100	29,246
4.500% due 10/26/2046		43,900	50,616
4.625% due 10/04/2047		35,500	41,530
5.000% due 04/17/2049		62,942	78,063
Serbia Government International Bond 3.125% due 05/15/2027	EUR	51,066	60,128
South Africa Government International Bond
4.850% due 09/30/2029		$60,100	57,117
5.750% due 09/30/2049		34,800	30,356
7.750% due 02/28/2023	ZAR	720,000	44,293
10.500% due 12/21/2026		5,375,000	353,773
Turkey Government International Bond
4.250% due 03/13/2025		$307,100	287,064
4.625% due 03/31/2025 (p)	EUR	130,000	146,118
5.250% due 03/13/2030		$258,500	232,521
5.600% due 11/14/2024		187,000	184,429
5.625% due 03/30/2021		45,800	46,684
5.750% due 03/22/2024		45,400	45,188
6.350% due 08/10/2024		139,000	140,911
7.250% due 12/23/2023		177,900	185,630
7.625% due 04/26/2029		323,500	341,399
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		25,400	26,560
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		67,641	4,228
7.000% due 03/31/2038 ^(e)		8,428	527
7.650% due 04/21/2025 ^(e)		40,703	2,544
8.250% due 10/13/2024 ^(e)		53,077	3,317
9.000% due 05/07/2023 ^(e)		23,441	1,465
9.250% due 09/15/2027 ^(e)		60,703	3,794
9.250% due 05/07/2028 ^(e)		75,546	4,722
11.750% due 10/21/2026 ^(e)		6,260	391

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

11.950% due 08/05/2031 ^(e)	64,700	4,044
Total Sovereign Issues (Cost $9,087,520)		8,202,010
	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. «(f)	37,633	283
		283
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (f)	11,846,058	143,693
ENERGY 0.0%
Dommo Energia S.A. «(f)(n)	8,874,143	2,045
Dommo Energia S.A. (f)(n)	1,786,795	519
Dommo Energia S.A. SP - ADR (f)	27,883	80
		2,644
HEALTH CARE 0.0%
NVHL S.A. 'A' «(f)(n)	8,220	0
NVHL S.A. 'B' «(f)(n)	8,220	0
NVHL S.A. 'C' «(f)(n)	8,220	0
NVHL S.A. 'D' «(f)(n)	8,220	0
NVHL S.A. 'E' «(f)(n)	8,220	0
NVHL S.A. 'F' «(f)(n)	8,220	0
NVHL S.A. 'G' «(f)(n)	8,220	0
NVHL S.A. 'H' «(f)(n)	8,220	0
NVHL S.A. 'I' «(f)(n)	8,220	0
NVHL S.A. 'J' «(f)(n)	8,220	0
		0
INDUSTRIALS 0.0%
McDermott International, Inc. «µ	2,323,988	8,599
Westmoreland Mining Holdings LLC «(f)(n)	144,947	1,087
		9,686
REAL ESTATE 0.0%
Uniti Group, Inc. «	1,524	13,506
		13,506
UTILITIES 0.0%
Eneva S.A. (f)(n)	398,876	3,299
Total Common Stocks (Cost $176,478)		173,111
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039	18,345,176	153,182
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	684,000	0
MATERIALS 0.0%
Novasep Holding SAS - Exp. 05/31/2022 «	116,700	0
Total Warrants (Cost $354,379)		153,182
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.4%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~	70,600,000	23,416
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(k)(m)	14,400,000	16,764
Banco Santander S.A.
4.375% due 01/14/2026 •(k)(m)	25,000,000	25,488
6.250% due 09/11/2021 •(k)(m)	35,300,000	38,080
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)	5,245,000	5,414
Charles Schwab Corp. 5.000% due 12/01/2027 •(k)	9,000,000	8,873

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Encina Private Credit LLC «		24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(k)		87,500	9,188
Nationwide Building Society 10.250% ~		1,232,857	239,075
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (k)		129,003,000	154,665
VEREIT, Inc. 6.700% due 07/30/2020 (k)		187,224	4,684
			525,647
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 01/21/2021 •(k)		199,404,000	156,860
Sequa Corp. (12.000% PIK) 12.000% «(d)		16,893	12,641
			169,501
Total Preferred Securities (Cost $743,914)			695,148
REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
VICI Properties, Inc.		11,483,010	231,842
Total Real Estate Investment Trusts (Cost $155,794)			231,842
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (o) 0.6%			733,553
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	655,633	6,462
ARGENTINA TREASURY BILLS 0.4%
4.667% due 07/13/2020 - 10/29/2020 (g)(h)		25,762,003	257,269
28.142% due 07/31/2020 ~		196,972	1,973
30.365% due 08/28/2020 ~		15,508,367	149,712
32.786% due 09/18/2020 ~		11,710,300	111,427
			520,381
SOUTH AFRICA TREASURY BILLS 0.4%
7.020% due 08/12/2020 - 02/17/2021 (g)(h)	ZAR	8,300,200	469,481
U.S. TREASURY BILLS 0.1%
0.145% due 07/30/2020 - 09/10/2020 (g)(h)(r)(t)		$147,909	147,894
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.140% due 09/08/2020 (h)(i)(r)(t)		94,000	93,978
Total Short-Term Instruments (Cost $2,040,994)			1,971,749
Total Investments in Securities (Cost $168,760,336)			170,604,395
		SHARES
INVESTMENTS IN AFFILIATES 5.3%
COMMON STOCKS 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		50,679,773	52,707
iHeartMedia, Inc. 'A' (f)		2,815,519	23,510
Sierra Hamilton Holder LLC «(f)(n)		15,369,768	153
Total Common Stock (Cost $318,596)			76,370
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III		639,404,272	6,303,887

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $6,292,816)	6,303,887
Total Investments in Affiliates (Cost $6,611,412)	6,380,257
Total Investments 146.6% (Cost $175,371,748)	$176,984,652
Financial Derivative Instruments (q)(s) 0.8%(Cost or Premiums, net $(444,811))	967,618
Other Assets and Liabilities, net (47.4)%	(57,247,483)
Net Assets 100.0%	$120,704,787

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued securities.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)

Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(m)	Contingent convertible security.
(n)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$23,631	$23,335	0.02%
Britannia Property Owner LLC 5.150% due 10/09/2021	11/15/2018	47,853	47,574	0.04
Cheltenham 5.500% due 11/09/2021	11/15/2018	62,084	56,658	0.05
Dommo Energia S.A.	12/03/2019	1,823	2,045	0.00
Dommo Energia S.A.	12/21/2017 - 12/26/2017	465	519	0.00
Eneva S.A.	12/21/2017 - 12/03/2019	1,850	3,299	0.00
Fidere Gestion De Vivienda 2.500% due 04/19/2023	10/31/2018	96,245	92,381	0.08
GHH Holdings Ltd. 2.532% due 12/04/2024	10/10/2018	98,553	89,113	0.07
General Motors Co. 6.800% due 10/01/2027	05/07/2020	13,255	15,500	0.01
Grey Barn LLC 5.000% due 09/09/2021	11/15/2018	95,154	94,795	0.08
Hotel (PL Property) Ltd. 2.568% due 02/07/2023	07/09/2018	71,550	66,001	0.05
Isla Vista Owner LLC 0.005% due 05/09/2021	11/15/2018	53,612	53,513	0.04
Kiinteisto oy Paulon Talo 2.300% due 02/15/2021	04/18/2018	48,909	44,241	0.04
Kiinteisto oy Paulon Talo 2.350% due 02/15/2021	04/18/2018	33,681	30,466	0.03
NVHL S.A. 'A'	03/09/2012	26	0	0.00
NVHL S.A. 'B'	03/09/2012	26	0	0.00
NVHL S.A. 'C'	03/09/2012	26	0	0.00
NVHL S.A. 'D'	03/09/2012	27	0	0.00
NVHL S.A. 'E'	03/09/2012	27	0	0.00
NVHL S.A. 'F'	03/09/2012	27	0	0.00
NVHL S.A. 'G'	03/09/2012	27	0	0.00
NVHL S.A. 'H'	03/09/2012	27	0	0.00
NVHL S.A. 'I'	03/09/2012	27	0	0.00
NVHL S.A. 'J'	03/09/2012	27	0	0.00
Oasis West 3.440% due 03/08/2022	07/13/2018 -06/15/2020	201,292	196,787	0.16
Sierra Hamilton Holder LLC	07/31/2017	3,896	153	0.00
Tawny Funding S.A. 3.150% due 03/16/2023	08/28/2018	305,985	280,830	0.24
Westmoreland Mining Holdings LLC	12/08/2014 – 03/26/2019	4,070	1,087	0.00
		$1,164,175	$1,098,297	0.91%

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(o)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$295,177	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(301,080)	$295,177	$295,177
RYL	1.000	06/29/2020	10/20/2020	EUR	188,844	France Government International Bond 5.500% due 04/25/2029	(189,637)	212,166	212,177
0.010	04/28/2020	10/28/2020	EUR	193,207	Kingdom of Belgium Government Bond 0.400% - 4.250 due 06/22/2040 - 03/28/2041	(225,025)	217,068	217,072
0.000	07/01/2020	07/01/2022	EUR	8,137	Roundstone Securities DAC 0.198% due 09/28/2055	(9,125)	9,142	9,142
Total Repurchase Agreements	$(724,867)	$733,553	$733,568
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.787%	04/28/2020	07/27/2020	(51,158)	$(51,320)
1.943	04/23/2020	07/22/2020	(52,484)	(52,680)
BOM	0.210	05/14/2020	07/14/2020	(664,250)	(664,436)
0.230	05/20/2020	08/20/2020	(79,192)	(79,214)
0.230	06/11/2020	08/20/2020	(221,348)	(221,377)
0.240	05/13/2020	07/14/2020	(492,635)	(492,795)
0.240	06/11/2020	07/14/2020	(211,583)	(211,611)
0.350	06/24/2020	07/20/2020	(302,640)	(302,661)
BOS	0.210	06/15/2020	08/13/2020	(606,125)	(606,182)
0.230	06/11/2020	07/14/2020	(1,373,602)	(1,373,778)
0.230	06/29/2020	07/14/2020	(159,326)	(159,328)
0.250	06/30/2020	07/14/2020	(40,989)	(40,989)
0.310	06/17/2020	07/13/2020	(57,483)	(57,490)
0.310	06/29/2020	07/14/2020	(21,076)	(21,076)
0.575	05/14/2020	07/06/2020	(31,289)	(31,313)
0.575	05/15/2020	07/06/2020	(244,377)	(244,563)
0.630	06/09/2020	07/08/2020	(72,458)	(72,486)
1.307	04/28/2020	04/28/2021	(123,309)	(123,595)
BPS	0.050	06/11/2020	09/11/2020	EUR	(5,220)	(5,865)
0.320	05/19/2020	07/08/2020	$(56,216)	(56,237)
0.705	04/16/2020	10/14/2020	EUR	(133,857)	(150,608)
0.771	04/14/2020	10/14/2020	(106,427)	(119,767)
0.874	05/11/2020	02/11/2021	$(180,204)	(180,417)
0.951	05/05/2020	05/05/2021	(501,717)	(502,472)
1.400	04/27/2020	07/07/2020	(94,193)	(94,431)
1.866	03/19/2020	03/19/2021	(631,092)	(631,485)
BRC	(8.000)	04/02/2020	TBD(3)	(947)	(928)
(3.000)	06/30/2020	TBD(3)	(2,496)	(2,496)
(2.000)	06/25/2020	TBD(3)	(2,501)	(2,500)
(0.500)	04/02/2020	TBD(3)	(1,583)	(1,581)
(0.100)	06/19/2020	TBD(3)	(10,165)	(10,165)
(0.100)	06/19/2020	TBD(3)	(9,456)	(9,456)
0.000	03/25/2020	TBD(3)	(3,057)	(3,057)
0.000	04/23/2020	TBD(3)	(2,896)	(2,896)
0.000	06/23/2020	TBD(3)	(5,025)	(5,025)
0.050	06/23/2020	TBD(3)	(8,288)	(8,288)
0.150	06/22/2020	TBD(3)	(15,785)	(15,786)
0.250	03/25/2020	TBD(3)	(2,559)	(2,561)
0.250	06/17/2020	07/17/2020	(256,817)	(256,842)
0.750	04/17/2020	07/17/2020	EUR	(141,558)	(159,285)
0.800	06/23/2020	09/23/2020	GBP	(68,189)	(84,508)
0.828	06/30/2020	11/09/2020	$(42,022)	(42,023)
0.881	05/08/2020	11/09/2020	(129,242)	(129,402)
0.901	05/08/2020	02/09/2021	(182,197)	(182,429)
1.050	03/05/2020	TBD(3)	(129)	(129)
1.100	06/17/2020	07/23/2020	(22,596)	(22,606)
1.300	04/17/2020	07/17/2020	(209,223)	(209,790)
1.660	04/20/2020	07/20/2020	GBP	(101,550)	(126,249)
BSN	0.240	04/16/2020	07/09/2020	$(110,815)	(110,871)
0.240	04/16/2020	07/13/2020	(22,463)	(22,474)
0.240	04/21/2020	07/09/2020	(47,981)	(48,004)
0.240	06/08/2020	07/13/2020	(26,976)	(26,980)
0.240	06/09/2020	07/09/2020	(2,543)	(2,543)
0.240	06/09/2020	07/13/2020	(31,781)	(31,786)
0.240	06/10/2020	07/13/2020	(29,670)	(29,674)
0.240	06/11/2020	07/09/2020	(51,020)	(51,027)
0.250	06/08/2020	07/23/2020	(2,107)	(2,108)
CFR	(4.000)	07/01/2020	TBD(3)	(5,935)	(5,935)
(3.500)	06/25/2020	TBD(3)	(8,725)	(8,720)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

	(0.250)	04/14/2020	TBD(3)	GBP	(880)	(1,090)
	0.000	04/24/2020	TBD(3)		$(12,691)	(12,691)
CIB	0.220	06/11/2020	07/14/2020		(1,924,283)	(1,924,518)
	0.220	06/22/2020	07/14/2020		(126,256)	(126,263)
	0.220	06/24/2020	07/14/2020		(229,657)	(229,667)
	0.260	06/17/2020	07/16/2020		(40,191)	(40,195)
	0.270	06/19/2020	07/14/2020		(10,639)	(10,640)
	0.280	06/29/2020	07/02/2020		(60,411)	(60,412)
	0.350	05/20/2020	07/06/2020		(457,498)	(457,685)
	0.350	06/24/2020	07/06/2020		(266,991)	(267,009)
CSN	0.220	06/11/2020	07/14/2020		(218,320)	(218,347)
	0.230	06/22/2020	07/14/2020		(164,409)	(164,419)
FAR	0.230	06/11/2020	07/14/2020		(1,093,214)	(1,093,354)
	0.230	06/25/2020	07/14/2020		(593,410)	(593,433)
	0.260	06/22/2020	07/24/2020		(19,607)	(19,609)
GRE	0.230	06/29/2020	07/06/2020		(5,172)	(5,172)
	0.230	06/29/2020	07/13/2020		(24,796)	(24,797)
	0.240	06/09/2020	07/07/2020		(245,653)	(245,689)
IND	(0.470)	04/28/2020	10/28/2020	EUR	(121,486)	(136,377)
	(0.440)	04/28/2020	10/28/2020		(74,016)	(83,088)
	(0.400)	04/20/2020	10/20/2020		(193,301)	(217,002)
	0.200	06/29/2020	08/19/2020		$(25,557)	(25,557)
	0.220	06/11/2020	07/14/2020		(785,333)	(785,429)
	0.220	06/24/2020	07/14/2020		(244,118)	(244,128)
	0.230	06/17/2020	07/14/2020		(495,943)	(495,988)
	0.230	06/22/2020	07/14/2020		(1,877,594)	(1,877,702)
	0.230	06/23/2020	07/14/2020		(32,429)	(32,431)
	0.230	06/24/2020	07/14/2020		(110,942)	(110,947)
	0.250	06/15/2020	07/14/2020		(484,013)	(484,067)
	1.220	04/22/2020	07/22/2020		(278,035)	(278,695)
	1.220	04/23/2020	07/22/2020		(39,493)	(39,585)
	1.280	04/13/2020	07/13/2020		(131,856)	(132,226)
	1.280	05/01/2020	07/13/2020		(24,240)	(24,292)
	1.280	05/08/2020	07/13/2020		(29,006)	(29,062)
JML	0.350	04/08/2020	07/06/2020	EUR	(3,489)	(3,923)
	2.000	04/08/2020	07/06/2020	GBP	(499)	(621)
JPS	0.200	05/12/2020	08/10/2020		$(250,444)	(250,513)
	0.230	06/17/2020	07/14/2020		(16,323)	(16,325)
MEI	(0.900)	06/30/2020	TBD(3)	EUR	(502)	(564)
MSB	2.700	04/01/2020	09/28/2020		$(8,478)	(8,536)
MSC	2.700	04/01/2020	09/28/2020		(276,889)	(278,779)
MSR	0.180	06/30/2020	07/01/2020		(271,941)	(271,942)
NOM	0.100	04/23/2020	TBD(3)		(885)	(885)
	0.220	06/11/2020	07/14/2020		(362,338)	(362,383)
	0.240	06/11/2020	07/14/2020		(898,602)	(898,721)
	0.240	06/29/2020	07/14/2020		(102,513)	(102,515)
NXN	0.180	06/08/2020	07/08/2020		(743,979)	(744,064)
	0.200	06/16/2020	07/16/2020		(530,000)	(530,044)
	0.230	06/24/2020	07/23/2020		(500,411)	(500,433)
RCY	0.240	06/17/2020	07/17/2020		(657,053)	(657,114)
	0.240	06/29/2020	07/17/2020		(63,974)	(63,975)
	0.950	06/29/2020	07/15/2020		(159,935)	(159,943)
RYL	1.000	04/28/2020	10/28/2020	EUR	(193,207)	(217,451)
	1.000	06/29/2020	10/20/2020		(188,844)	(212,177)
SAL	0.240	06/17/2020	07/17/2020		$(493,695)	(493,741)
SCX	0.270	06/17/2020	08/12/2020		(82,808)	(82,816)
	0.270	06/29/2020	08/12/2020		(56,738)	(56,738)
STR	0.170	07/01/2020	07/02/2020		(1,294,465)	(1,294,465)
	0.180	06/30/2020	07/01/2020		(699,904)	(699,907)
UBS	0.550	06/17/2020	07/15/2020		(75,321)	(75,337)
	0.550	07/01/2020	07/15/2020		(73,918)	(73,918)
Total Reverse Repurchase Agreements						$(26,715,696)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date		Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	0.230%	06/29/2020	07/06/2020		$(9,904)	$(9,904)
	0.230	06/29/2020	07/27/2020		(1,524)	(1,524)
	0.240	06/30/2020	08/06/2020		(1,652)	(1,652)
TDM	0.200	06/30/2020	07/06/2020		(1,239)	(1,239)
	0.220	06/26/2020	07/06/2020		(133)	(133)
	0.230	06/29/2020	07/08/2020		(762)	(762)
	0.230	06/29/2020	07/09/2020		(609)	(609)
	0.240	06/29/2020	07/14/2020		(4,876)	(4,876)
UBS	0.180	05/22/2020	11/17/2020		(146,490)	(146,519)
	0.200	05/21/2020	07/08/2020		(1,194)	(1,194)
	0.200	05/21/2020	07/20/2020		(531)	(531)
	0.200	06/26/2020	07/06/2020		(3,334)	(3,334)
	0.200	06/26/2020	07/08/2020		(1,867)	(1,867)
	0.200	06/26/2020	07/20/2020		(1,467)	(1,467)
	1.660	01/31/2020	01/29/2021		(483,860)	(487,289)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

				1.660		04/20/2020	01/29/2021	(464,023)		(465,581)
Total Sale-Buyback Transactions										$(1,128,481)
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.3)%
Freddie Mac, TBA						4.000%	07/01/2050	$88,800	$(94,517)	$(94,125)
Ginnie Mae, TBA						3.000	08/01/2050	44,550	(47,068)	(47,098)
Ginnie Mae, TBA						3.500	07/01/2050	100	(106)	(105)
Ginnie Mae, TBA						3.500	08/20/2050	2,900	(3,058)	(3,058)
Ginnie Mae, TBA						4.000	07/01/2050	116,325	(123,839)	(123,332)
Ginnie Mae, TBA						4.000	08/20/2050	112,000	(118,738)	(118,737)
Ginnie Mae, TBA						4.500	07/01/2050	860,123	(924,061)	(918,316)
Uniform Mortgage-Backed Security, TBA						2.000	07/14/2050	313,000	(320,015)	(320,015)
Uniform Mortgage-Backed Security, TBA						2.500	07/14/2050	45,456	(47,196)	(47,196)
Uniform Mortgage-Backed Security, TBA						3.000	07/01/2035	30,000	(31,594)	(31,527)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2035	102,300	(108,230)	(108,240)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2050	666,757	(707,008)	(706,893)
Uniform Mortgage-Backed Security, TBA						4.500	07/01/2050	1,535,200	(1,657,272)	(1,649,740)
Uniform Mortgage-Backed Security, TBA						4.500	08/01/2050	463,000	(497,544)	(497,691)
Uniform Mortgage-Backed Security, TBA						5.000	07/01/2050	428,450	(468,216)	(468,249)
Total Short Sales (4.3)%									$(5,148,462)	$(5,134,322)
(p)									Securities with an aggregate market value of $28,058,377 and cash of $57,657 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)									Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(31,280,365) at a weighted average interest rate of 0.743%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)									Open maturity reverse repurchase agreement.
(4)									Payable for sale-buyback transactions includes $(9,465) of deferred price drop.
(q)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Euro-BTP Italy Government Bond September Futures				09/2020	4,734	$765,247	$9,519		$2,925	$(638)
Euro-Bund 10-Year Bond September Futures				09/2020	3	595	4		0	(1)
Euro-Buxl 30-Year Bond September Futures				09/2020	3	741	11		0	(3)
							$9,534		$2,925	$(642)
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
Australia Government 10-Year Bond September Futures				09/2020	11,965	$(1,228,553)	$(7,297)		$1,494	$(996)
U.S. Treasury 5-Year Note September Futures				09/2020	317	(39,860)	(108)		10	0
U.S. Treasury 10-Year Note September Futures				09/2020	22,815	(3,175,206)	(13,776)		3,565	0
United Kingdom Long Gilt September Futures				09/2020	1,319	(224,955)	(556)		262	(360)
							$(21,737)		$5,331	$(1,356)
Total Futures Contracts							$(12,203)		$8,256	$(1,998)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Newell Brands, Inc.	(1.000)%	Quarterly	06/20/2023	1.014%	$2,200	$(28)	$28	$0	$0	$(1)
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	1.333	2,200	(304)	(9)	(313)	5	0
						$(332)	$19	$(313)	$5	$(1)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.096%		$25,200	$436	$(91)	$345	$1	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	24.293		7,800	(44)	(2,748)	(2,792)	40	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	23.703		2,400	(119)	(766)	(885)	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	3.379		400	47	(31)	16	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2020	0.877		19,400	30	(14)	16	4	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		72,800	(1,215)	63	(1,152)	188	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	46,500	(7,365)	(14)	(7,379)	13	(1)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.946		$11,600	1,094	(386)	708	0	(9)
							$(7,136)	$(3,987)	$(11,123)	$259	$(11)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 32 5-Year Index	(1.000)%	Quarterly		12/20/2024	EUR	134,800	$(3,781)	$1,238	$(2,543)	$0	$(396)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-24 5-Year Index	1.000%	Quarterly		12/20/2020		$30,337	$66	$(49)	$17	$0	$(12)
CDX.EM-28 5-Year Index	1.000	Quarterly		12/20/2022		34,216	(791)	317	(474)	6	0
CDX.EM-29 5-Year Index	1.000	Quarterly		06/20/2023		17,578	(612)	287	(325)	6	0
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		88,642	(3,945)	1,594	(2,351)	51	0
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		204,591	(10,283)	4,367	(5,916)	161	0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		264,027	(11,269)	1,854	(9,415)	430	0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		459,990	(51,675)	30,213	(21,462)	767	0
CDX.HY-25 5-Year Index	5.000	Quarterly		12/20/2020		2,042,664	67,776	(85,459)	(17,683)	2,942	0
CDX.HY-33 5-Year Index	5.000	Quarterly		12/20/2024		986,113	23,926	(26,369)	(2,443)	5,538	(1,744)
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		482,410	2,926	(5,837)	(2,911)	3,792	0
							$16,119	$(79,082)	$(62,963)	$13,693	$(1,756)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	1,691,200	$36	$15,333	$15,369	$320	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		1,313,100	0	11,969	11,969	248	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		436,900	0	4,020	4,020	82	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	6,099	15,331	0	(189)
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	1,251	40,567	0	(411)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	5,167	13,379	0	(166)
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	1,492	5,463	0	(49)
Receive	3-Month CAD-Bank Bill	2.800	Semi-Annual	12/18/2043		289,300	(20,346)	(42,754)	(63,100)	1,362	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		22,000	(7,500)	195	(7,305)	117	0
Receive(7)	3-Month USD-LIBOR	0.240	Semi-Annual	12/18/2021		$170,000	(2)	(44)	(46)	0	(6)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		266,500	(2,953)	(1,179)	(4,132)	0	(35)
Receive(7)	3-Month USD-LIBOR	0.300	Semi-Annual	06/19/2024		26,435,000	18,315	(52,498)	(34,183)	3,277	0
Receive(7)	3-Month USD-LIBOR	0.350	Semi-Annual	11/05/2024		820,000	386	(2,513)	(2,127)	264	0
Receive(7)	3-Month USD-LIBOR	0.350	Semi-Annual	12/18/2024		1,460,000	(1,199)	(2,055)	(3,254)	393	0
Receive	3-Month USD-LIBOR	1.400	Semi-Annual	06/20/2025		310,030	(13,428)	(3,226)	(16,654)	126	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/19/2026		263,000	(800)	(16,592)	(17,392)	206	0
Receive(7)	3-Month USD-LIBOR	0.550	Semi-Annual	12/18/2027		729,000	(550)	(1,379)	(1,929)	910	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		4,674,540	(300,954)	18,111	(282,843)	9,650	0
Receive(7)	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2030		1,390,000	7,209	(8,048)	(839)	2,783	0
Receive(7)	3-Month USD-LIBOR	1.500	Semi-Annual	08/14/2030		1,688,000	13,790	(155,578)	(141,788)	4,209	0
Receive(7)	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2030		150,000	0	(364)	(364)	324	0
Receive(7)	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2030		150,000	0	(953)	(953)	324	0
Receive(7)	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2030		150,000	0	769	769	325	0
Receive(7)	3-Month USD-LIBOR	0.700	Semi-Annual	12/15/2030		300,000	0	(588)	(588)	679	0
Receive(7)	3-Month USD-LIBOR	0.700	Semi-Annual	12/18/2030		757,500	2,995	(4,482)	(1,487)	1,870	0
Receive(7)	3-Month USD-LIBOR	0.900	Semi-Annual	03/12/2050		1,085,000	8,587	263	8,850	8,906	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,800	(426)	(173)	(599)	34	0
Receive(7)	3-Month USD-LIBOR	0.950	Semi-Annual	12/11/2050		3,857,700	29,847	(44,465)	(14,618)	32,709	0
Receive	3-Month ZAR-JIBAR	6.547	Quarterly	03/18/2023	ZAR	734,000	0	(2,795)	(2,795)	1	0
Receive	3-Month ZAR-JIBAR	6.845	Quarterly	03/18/2026		6,030,000	(1,075)	(22,974)	(24,049)	432	0
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		625,500	(1)	4,967	4,966	0	(28)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		327,300	(1)	1,620	1,619	0	(17)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/15/2023	AUD	3,175,400	195,330	44,144	239,474	988	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2023		397,900	28,677	3,386	32,063	126	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023		462,900	35,562	8,482	44,044	127	0
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	71,004	105,056	198	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	48,032	80,078	188	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	2,558	2,432	9	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	165,954	175,690	967	0
Receive	6-Month EUR-EURIBOR	0.330	Annual	03/18/2022	EUR	16,625,500	(8,767)	(18,232)	(26,999)	0	(5,273)
Receive	6-Month EUR-EURIBOR	0.300	Annual	06/17/2022		3,407,305	841	(5,945)	(5,104)	0	(247)
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	(33,550)	(32,601)	0	(3,021)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	(10,384)	(10,330)	0	(360)
Receive(7)	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	(4,948)	(4,948)	0	(212)
Receive(7)	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	(7,233)	(7,233)	0	(344)
Receive(7)	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	(2,329)	(2,329)	0	(173)
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/18/2029		2,002,390	161,788	25,697	187,485	2,901	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029		5,832,300	(10,230)	555,746	545,516	8,569	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	03/04/2029		4,913,200	24,293	436,335	460,628	7,334	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/05/2030		1,778,300	(1,949)	36,304	34,355	2,791	0
Pay	6-Month EUR-EURIBOR	0.050	Annual	02/13/2030		889,000	8,768	8,383	17,151	1,411	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	(2,412)	(2,101)	0	(467)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	2,000	(17,829)	0	(667)
Receive(7)	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	(3,214)	(3,214)	0	(196)
Receive(7)	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	(3,213)	(3,213)	0	(196)
Receive(7)	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	(3,067)	(3,067)	0	(197)
Receive(7)	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	(2,790)	(2,790)	0	(197)
Receive(7)	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	(2,789)	(2,789)	0	(197)
Receive(7)	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	(3,477)	(3,477)	0	(198)
Receive(7)	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	(2,776)	(2,776)	0	(199)
Pay	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		87,300	8,105	(632)	7,473	0	(102)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	5,756	(52,711)	933	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	(446,313)	(435,638)	3,669	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	923,675	2,905	(48,145)	(45,240)	0	(2,694)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		25,900	631	(3,839)	(3,208)	0	(156)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	77,889,000	(4,856)	(9,535)	(14,391)	276	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		83,970,000	(13,585)	12,482	(1,103)	383	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		5,540,000	(1,688)	226	(1,462)	43	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		17,900,000	(4,816)	784	(4,032)	142	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		18,490,000	(5,689)	805	(4,884)	147	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,133,000	(16,366)	2,874	(13,492)	493	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		36,330,000	(9,888)	1,737	(8,151)	298	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,418,343,000	(49,711)	(464,809)	(514,520)	14,746	0
Pay	6-Month JPY-LIBOR	0.020	Semi-Annual	04/20/2029		20,800,000	0	(730)	(730)	0	(215)
Pay	6-Month JPY-LIBOR	0.002	Semi-Annual	04/22/2029		6,850,000	0	(138)	(138)	0	(71)
Pay	6-Month JPY-LIBOR	0.010	Semi-Annual	04/23/2029		12,000,000	0	(321)	(321)	0	(124)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	04/27/2029		13,000,000	0	(633)	(633)	0	(135)
Pay	6-Month JPY-LIBOR	0.031	Semi-Annual	04/27/2029		8,000,000	0	(363)	(363)	0	(83)
Pay	6-Month JPY-LIBOR	0.044	Semi-Annual	04/28/2029		7,000,000	0	(392)	(392)	0	(72)
Pay	6-Month JPY-LIBOR	0.044	Semi-Annual	05/01/2029		9,000,000	0	(500)	(500)	0	(94)
Pay	6-Month JPY-LIBOR	0.050	Semi-Annual	05/07/2029		9,000,000	0	(550)	(550)	0	(96)
Pay	6-Month JPY-LIBOR	0.048	Semi-Annual	05/07/2029		9,000,000	0	(535)	(535)	0	(96)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	05/11/2029		28,100,000	(94)	(1,274)	(1,368)	0	(299)
Pay	6-Month JPY-LIBOR	0.032	Semi-Annual	05/11/2029		17,900,000	0	(827)	(827)	0	(191)
Pay	6-Month JPY-LIBOR	0.011	Semi-Annual	05/13/2029		34,430,000	0	(976)	(976)	0	(361)
Pay	6-Month JPY-LIBOR	0.011	Semi-Annual	05/14/2029		33,090,000	0	(930)	(930)	0	(346)
Pay	6-Month JPY-LIBOR	0.027	Semi-Annual	05/18/2029		8,390,000	0	(352)	(352)	0	(88)
Pay	6-Month JPY-LIBOR	0.030	Semi-Annual	05/19/2029		1,760,000	0	(78)	(78)	0	(18)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	05/20/2029		3,350,000	0	(166)	(166)	0	(35)
Pay	6-Month JPY-LIBOR	0.025	Semi-Annual	05/22/2029		15,399,000	0	(626)	(626)	0	(161)
Pay	6-Month JPY-LIBOR	0.031	Semi-Annual	05/26/2029		11,900,000	0	(551)	(551)	0	(125)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	05/27/2029		6,130,000	0	(303)	(303)	0	(64)
Pay	6-Month JPY-LIBOR	0.026	Semi-Annual	05/27/2029		17,910,000	0	(750)	(750)	0	(189)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	05/28/2029		17,910,000	0	(880)	(880)	0	(188)
Pay	28-Day MXN-TIIE	8.320	Lunar	02/10/2021	MXN	10,000,000	48	10,692	10,740	85	0
Pay	28-Day MXN-TIIE	6.430	Lunar	03/22/2021		3,700,000	0	2,204	2,204	35	0
Pay	28-Day MXN-TIIE	8.300	Lunar	08/26/2021		10,500,000	0	21,119	21,119	253	0
Receive(7)	28-Day MXN-TIIE	4.390	Lunar	12/09/2021		1,620,000	0	7	7	7	0
Receive	28-Day MXN-TIIE	4.505	Lunar	12/09/2021		785,000	0	(42)	(42)	0	(19)
Pay	28-Day MXN-TIIE	8.300	Lunar	02/10/2022		11,800,000	0	32,735	32,735	367	0
Receive	28-Day MXN-TIIE	6.580	Lunar	03/16/2022		6,000,000	0	(9,661)	(9,661)	0	(176)
Receive	28-Day MXN-TIIE	6.610	Lunar	03/16/2022		8,130,000	0	(13,274)	(13,274)	0	(239)
Receive	28-Day MXN-TIIE	6.620	Lunar	03/16/2022		2,960,000	0	(4,855)	(4,855)	0	(87)
Receive	28-Day MXN-TIIE	6.660	Lunar	03/16/2022		1,000,000	0	(1,670)	(1,670)	0	(29)
Pay	28-Day MXN-TIIE	6.150	Lunar	03/23/2022		1,600,000	0	2,071	2,071	46	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		14,473,400	203	(2,676)	(2,473)	0	(393)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		1,476,400	0	(491)	(491)	0	(41)
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		3,655,300	0	(903)	(903)	0	(100)
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		3,754,900	0	(450)	(450)	0	(102)
Receive	28-Day MXN-TIIE	4.500	Lunar	06/22/2022		1,750,000	10	(123)	(113)	0	(48)
Receive	28-Day MXN-TIIE	4.558	Lunar	06/23/2022		570,000	0	(65)	(65)	0	(16)
Receive(7)	28-Day MXN-TIIE	4.410	Lunar	06/29/2022		1,200,000	0	(8)	(8)	0	(8)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		538,600	0	1,943	1,943	20	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		936,700	0	3,375	3,375	34	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		1,673,100	(345)	6,485	6,140	65	0
Pay	28-Day MXN-TIIE	8.185	Lunar	02/10/2023		44,600,000	0	185,018	185,018	1,751	0
Receive	28-Day MXN-TIIE	6.475	Lunar	02/20/2023		2,060,000	0	(4,604)	(4,604)	0	(75)
Receive	28-Day MXN-TIIE	6.413	Lunar	03/09/2023		1,670,000	0	(3,687)	(3,687)	0	(62)
Receive	28-Day MXN-TIIE	6.420	Lunar	03/15/2023		5,235,000	0	(11,622)	(11,622)	0	(195)
Receive	28-Day MXN-TIIE	6.441	Lunar	03/15/2023		4,830,000	0	(10,843)	(10,843)	0	(180)
Receive	28-Day MXN-TIIE	6.498	Lunar	03/15/2023		2,000,000	0	(4,620)	(4,620)	0	(75)
Receive	28-Day MXN-TIIE	6.520	Lunar	03/15/2023		1,400,000	0	(3,270)	(3,270)	0	(52)
Receive	28-Day MXN-TIIE	6.543	Lunar	03/15/2023		3,400,000	0	(8,028)	(8,028)	0	(127)
Receive	28-Day MXN-TIIE	6.562	Lunar	03/15/2023		4,485,000	0	(10,693)	(10,693)	0	(168)
Receive	28-Day MXN-TIIE	6.590	Lunar	03/15/2023		2,060,000	0	(4,977)	(4,977)	0	(77)
Receive	28-Day MXN-TIIE	6.595	Lunar	03/15/2023		3,010,000	0	(7,290)	(7,290)	0	(113)
Pay	28-Day MXN-TIIE	6.960	Lunar	03/17/2023		4,350,000	0	12,369	12,369	167	0
Pay	28-Day MXN-TIIE	6.270	Lunar	03/21/2023		1,000,000	0	2,051	2,051	37	0
Pay	28-Day MXN-TIIE	6.360	Lunar	03/22/2023		100,000	0	215	215	4	0
Pay	28-Day MXN-TIIE	6.280	Lunar	03/23/2023		3,335,000	0	6,881	6,881	125	0
Pay	28-Day MXN-TIIE	6.022	Lunar	03/24/2023		5,800,000	9,382	866	10,248	215	0
Pay	28-Day MXN-TIIE	5.930	Lunar	03/27/2023		1,915,000	0	3,183	3,183	71	0
Pay	28-Day MXN-TIIE	5.860	Lunar	03/29/2023		950,000	0	1,504	1,504	35	0
Pay	28-Day MXN-TIIE	5.730	Lunar	04/03/2023		1,320,000	0	1,911	1,911	49	0
Pay	28-Day MXN-TIIE	5.790	Lunar	04/04/2023		1,350,000	0	2,048	2,048	50	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024		1,320,000	0	(3,483)	(3,483)	0	(70)
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	(6,398)	(668)	(7,066)	0	(140)
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	0	(5,636)	(5,636)	0	(112)
Pay	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		4,450,000	16,135	1,142	17,277	252	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	0	4,404	4,404	80	0
Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		1,600,000	0	4,982	4,982	89	0
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		3,000,000	0	6,340	6,340	164	0
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	0	(3,345)	(3,345)	0	(74)
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	0	2,322	2,322	45	0
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		1,870,000	0	6,427	6,427	120	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	0	42,117	42,117	530	0
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	(3,219)	(3,219)	0	(81)
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	(3,228)	(3,228)	0	(81)
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	(3,248)	(3,248)	0	(81)
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	0	(4,658)	(4,658)	0	(115)
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	(6,082)	(6,082)	0	(137)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		1,861,100	(125)	1,219	1,094	143	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		628,900	0	563	563	49	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		1,560,100	0	1,385	1,385	123	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	0	1,040	1,040	126	0
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	39,077	24,027	63,104	809	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027	20,000,000	0	163,488	163,488	2,204	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027	3,177,000	897	1,756	2,653	324	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	1,364,100	(13)	(10,246)	(10,259)	0	(195)
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027	8,700,000	359	(29,230)	(28,871)	0	(1,173)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	25,700	0	(193)	(193)	0	(4)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027	622,900	0	(4,339)	(4,339)	0	(90)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	31,300	0	(228)	(228)	0	(5)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	799,900	6	(6,117)	(6,111)	0	(119)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	606,400	154	(4,821)	(4,667)	0	(91)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034	1,750,000	0	21,196	21,196	339	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	64,600	255	(630)	(375)	0	(15)
Receive(7)	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	1,486,300	(13,284)	(256)	(13,540)	0	(345)
$187,684	$435,384	$623,068	$125,103	$(24,358)
Total Swap Agreements	$192,554	$353,572	$546,126	$139,060	$(26,522)
(r)

Securities with an aggregate market value of $3,196,752 and cash of $110,529 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $7 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(s)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	BRL	927,505	$169,386	$0	$(1,171)
07/2020	PEN	135,263	39,094	912	0
07/2020	$174,682	BRL	927,505	0	(4,126)
07/2020	19,581	JPY	2,092,241	0	(204)
07/2020	20,752	RUB	1,612,940	1,869	0
07/2020	16,828	ZAR	314,841	1,315	(44)
07/2020	ZAR	914,390	$48,416	0	(4,244)
08/2020	JPY	2,092,241	19,589	204	0
08/2020	$25,469	BRL	139,578	155	0
08/2020	24,422	RUB	1,694,701	0	(735)
08/2020	132,985	ZAR	2,289,271	1,891	(3,613)
08/2020	ZAR	395,690	$25,907	3,220	0
09/2020	$7,438	CNH	53,291	69	0
10/2020	272,146	MXN	6,000,000	0	(14,778)
10/2020	25,939	ZAR	482,896	1,566	0
10/2020	ZAR	1,124,861	$75,590	11,521	0
11/2020	$518	ZAR	9,640	30	0
11/2020	ZAR	1,315,198	$85,191	10,425	0
02/2021	1,216,261	77,784	9,120	0
BPS	07/2020	BRL	1,647,402	397,340	94,402	0
07/2020	EUR	2,167,148	2,413,308	1,652	(23,135)
07/2020	GBP	87,355	110,539	2,297	0
07/2020	$300,840	BRL	1,647,402	2,097	0
07/2020	47,892	CLP	39,015,751	0	(369)
07/2020	32,681	DKK	220,370	545	0
07/2020	55,730	EUR	49,243	13	(419)
07/2020	18,009	GBP	14,442	0	(114)
07/2020	14,900	PEN	52,348	0	(120)
07/2020	171,809	RUB	11,909,035	0	(4,793)
07/2020	1,367	ZAR	24,197	26	0
08/2020	NZD	577,881	$369,978	0	(2,956)
08/2020	$17,310	RUB	1,213,799	0	(344)
08/2020	62,629	ZAR	1,123,996	1,885	0
08/2020	ZAR	1,444,111	$94,564	11,652	0
09/2020	PEN	52,348	14,867	110	0
09/2020	$764,817	IDR	10,988,348,948	0	(19,170)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

	11/2020	ZAR	2,607,003		$166,768	18,624	0
BRC	07/2020	EUR	2,474,570		2,747,426	0	(32,752)
	07/2020	GBP	600,000		739,808	0	(3,653)
	07/2020		$6,606	GBP	5,325	0	(8)
	07/2020		164,300	MXN	3,593,371	0	(8,567)
	07/2020		1,415	ZAR	23,607	0	(55)
	07/2020	ZAR	1,465,500		$99,610	15,407	0
	10/2020		$5,688	MXN	125,340	0	(311)
	11/2020		72,791	ZAR	1,248,070	0	(1,842)
BSH	07/2020	BRL	7,956,173		$1,714,225	255,286	(4,104)
	07/2020		$1,633,196	BRL	7,956,173	0	(170,153)
	10/2020	BRL	5,420,000		$1,267,579	274,651	0
	10/2020		$1,500,273	BRL	7,589,836	0	(109,836)
CBK	07/2020		2,782,258		617,583	107,481	(1,521)
	07/2020	DKK	54,119		8,178	32	(14)
	07/2020	PEN	456,457		132,233	3,371	0
	07/2020		$512,018	BRL	2,782,258	2,758	(3,153)
	07/2020		16,664	EUR	14,706	0	(142)
	07/2020		134,933	MXN	3,400,000	12,899	0
	07/2020		16,351	PEN	57,465	0	(127)
	07/2020		687	ZAR	11,920	4	(4)
	07/2020	ZAR	1,449,593		$78,839	67	(4,709)
	08/2020	PEN	126,836		37,068	1,284	0
	08/2020		$159,207	BRL	875,016	1,433	0
	08/2020		174,806	MXN	3,941,635	0	(4,360)
	08/2020		29,029	RUB	1,996,088	0	(1,129)
	08/2020		1,344	SEK	13,255	80	0
	08/2020	ZAR	1,323,560		$86,114	10,176	0
	09/2020	PEN	158,028		46,459	1,900	0
	09/2020		$219,439	MXN	5,014,938	0	(3,445)
	10/2020	BRL	1,080,000		$254,597	56,744	0
	10/2020		$8,195	DKK	54,119	14	(33)
	10/2020		26,668	ZAR	482,350	805	0
	11/2020		249,037	MXN	5,669,959	0	(6,572)
	11/2020		87,513	ZAR	1,527,935	1,049	(1,722)
	12/2020	PEN	57,465		$16,262	101	0
	12/2020		$208,003	MXN	4,611,093	0	(11,309)
	01/2021	ZAR	2,336,789		$155,140	23,135	0
DUB	07/2020	BRL	575,406		107,312	1,502	0
	07/2020	PEN	155,608		44,811	877	0
	07/2020		$105,078	BRL	575,406	732	0
	07/2020		45,176	PEN	155,608	0	(1,242)
	08/2020	PEN	228,334		$66,390	1,972	0
	08/2020		$107,199	BRL	575,406	0	(1,563)
FBF	07/2020	BRL	1,143,649		$208,848	0	(1,456)
	07/2020		$215,429	BRL	1,143,649	0	(5,126)
	09/2020		116	HKD	900	0	0
	09/2020		95,345	IDR	1,353,617,379	0	(3,492)
GLM	07/2020	BRL	992		$182	0	(1)
	07/2020	GBP	2,544,003		3,136,794	0	(15,482)
	07/2020	MXN	2,924,071		128,197	1,190	(132)
	07/2020		$181	BRL	992	1	0
	07/2020		63,736	EUR	56,734	4	0
	07/2020		14,612	GBP	11,582	0	(261)
	07/2020		424,783	MXN	10,054,599	16,931	(5,263)
	07/2020		104,720	RUB	7,929,380	6,445	0
	07/2020	ZAR	181,081		$9,671	0	(757)
	08/2020		$182	BRL	992	1	0
	08/2020		25,023	RUB	1,733,574	0	(792)
	10/2020		19,402	MXN	454,547	129	0
HUS	07/2020	BRL	622,053		$114,728	340	0
	07/2020	CAD	159,954		116,247	0	(1,574)
	07/2020	EUR	152,118		170,695	0	(209)
	07/2020	GBP	1,200,764		1,483,452	0	(4,415)
	07/2020		$113,596	BRL	622,053	792	0
	07/2020		15,036	CAD	20,462	82	(46)
	07/2020		685	CLP	554,956	0	(9)
	07/2020		6,045	EUR	5,349	0	(35)
	07/2020		95,465	GBP	76,726	0	(394)
	07/2020		24,262	JPY	2,649,800	278	0
	07/2020		31,799	MXN	784,197	2,411	(123)
	07/2020		25,040	RUB	1,751,743	0	(506)
	07/2020		99	ZAR	1,911	11	0
	07/2020	ZAR	696,996		$37,773	0	(2,366)
	08/2020	CAD	12,446		9,087	0	(81)
	08/2020	NZD	5,227		3,350	0	(24)
	08/2020		$114,590	BRL	622,053	0	(391)
	08/2020		72,490	MXN	1,623,739	0	(2,276)
	09/2020		255,739	INR	19,520,592	617	0
	11/2020		24,889	ZAR	480,602	2,414	0
IND	07/2020	BRL	169,173		$30,894	0	(215)
	07/2020		$31,882	BRL	169,173	0	(773)
	07/2020		40,825	ZAR	767,000	3,245	0
JPM	07/2020	BRL	1,409,875		$301,641	43,190	(808)
	07/2020	DKK	25,066		3,796	17	0
	07/2020	GBP	74,760		93,668	1,033	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	MXN	2,977,586	128,665	67	(868)
07/2020	$291,686	BRL	1,409,875	0	(32,427)
07/2020	37,792	EUR	33,478	0	(179)
07/2020	53,283	GBP	42,648	0	(437)
07/2020	1,716	ZAR	31,734	112	0
07/2020	ZAR	1,204,125	$65,921	0	(3,424)
08/2020	EUR	4,628,126	5,196,326	0	(7,096)
08/2020	$32,706	RUB	2,283,921	0	(783)
10/2020	BRL	1,089,836	$253,657	54,002	0
10/2020	$3,804	DKK	25,066	0	(18)
10/2020	124,941	MXN	2,927,586	851	0
10/2020	ZAR	1,124,861	$75,299	11,231	0
12/2020	$2,198	MXN	50,000	0	(65)
MYI	07/2020	AUD	27,514	$18,151	0	(836)
07/2020	BRL	947,096	172,986	0	(1,174)
07/2020	CHF	152	158	0	(2)
07/2020	DKK	83,542	12,604	17	(10)
07/2020	$18,257	AUD	27,514	731	0
07/2020	172,954	BRL	947,096	1,205	0
07/2020	69,108	CAD	94,402	428	0
07/2020	6,965	EUR	6,200	1	0
07/2020	3,323	GBP	2,627	0	(68)
07/2020	24,459	JPY	2,616,336	0	(228)
07/2020	13,674	ZAR	237,767	32	(13)
08/2020	CAD	94,402	$69,115	0	(427)
08/2020	GBP	2,399,852	2,944,241	0	(30,057)
08/2020	JPY	2,616,336	24,469	228	0
08/2020	NZD	585,649	375,086	0	(2,861)
08/2020	$172,790	BRL	947,096	1,083	0
09/2020	412,514	INR	31,472,718	805	0
10/2020	16,882	DKK	111,631	9	(26)
RBC	07/2020	10,682	CLP	8,631,800	0	(168)
RYL	07/2020	NZD	140,280	$87,446	0	(3,076)
07/2020	$125,939	MXN	2,824,501	0	(3,129)
SCX	07/2020	AUD	27,514	$18,929	0	(58)
07/2020	GBP	865,420	1,070,889	0	(1,453)
07/2020	NZD	659,446	409,000	0	(16,541)
07/2020	PEN	804	233	6	0
07/2020	$19,537	JPY	2,136,200	247	0
07/2020	1,102	ZAR	20,513	80	0
07/2020	ZAR	103,273	$5,614	0	(334)
08/2020	GBP	724,751	889,010	0	(9,222)
08/2020	$18,931	AUD	27,514	60	0
08/2020	27,601	ZAR	488,367	419	0
08/2020	ZAR	1,926,672	$124,499	14,110	0
09/2020	$203,514	INR	15,602,701	1,390	0
02/2021	ZAR	2,121,130	$135,854	16,251	0
SOG	07/2020	DKK	29,554	4,452	0	(4)
07/2020	$151	ZAR	2,864	14	0
07/2020	ZAR	417,644	$22,508	0	(1,544)
10/2020	$4,462	DKK	29,554	3	0
SSB	07/2020	CAD	6,028	$4,465	24	0
07/2020	GBP	653,659	806,339	28	(3,639)
07/2020	$12,680	GBP	10,144	0	(110)
07/2020	5,307	MXN	119,150	0	(138)
07/2020	4,298	ZAR	81,630	403	0
08/2020	GBP	764,861	$942,031	0	(5,913)
10/2020	$25,056	ZAR	482,814	2,444	0
11/2020	16,745	307,298	712	0
TOR	07/2020	JPY	13,006,215	$120,816	360	0
07/2020	$18,287	AUD	27,514	700	0
07/2020	37,454	CAD	51,118	199	0
07/2020	54,119	CLP	43,890,771	0	(659)
07/2020	15,836	JPY	1,693,794	0	(149)
08/2020	CAD	51,118	$37,458	0	(199)
08/2020	JPY	1,693,794	15,842	149	0
UAG	07/2020	NZD	369,031	228,632	0	(9,504)
07/2020	$70,960	GBP	56,827	0	(545)
07/2020	17,005	JPY	1,817,844	0	(169)
07/2020	12,946	MXN	306,592	459	(78)
07/2020	111,671	RUB	7,989,968	1,919	(1,689)
08/2020	JPY	1,817,844	$17,012	170	0
08/2020	$41,881	RUB	2,967,265	0	(406)
08/2020	19,098	ZAR	342,030	526	0
Total Forward Foreign Currency Contracts	$1,139,966	$(639,394)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	06/13/2022	75,000	$7,800	$8,383

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	06/13/2022	75,000	7,800	7,859
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,314	5,307
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,314	5,297
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.025	06/20/2022	75,000	8,237	8,673
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	06/20/2022	75,000	8,238	7,651
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.035	06/24/2022	48,500	5,327	5,690
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.035	06/24/2022	48,500	5,327	4,905
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.975	06/15/2022	48,900	5,281	5,307
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.975	06/15/2022	48,900	5,281	5,297
Total Purchased Options							$63,919	$64,369
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500%	09/16/2020	142,400	$(152)	$(96)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	142,400	(208)	(226)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	92.000	08/19/2020	75,800	(568)	(799)
	Call - OTC CDX.HY-34 5-Year Index		Buy	105.000	08/19/2020	75,800	(328)	(111)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	141,900	(159)	(96)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	141,900	(211)	(225)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	255,800	(299)	(124)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	255,800	(359)	(450)
GST	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	177,700	(159)	(120)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	177,700	(314)	(282)
							$(2,757)	$(2,529)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.705%	09/11/2020	250,000	$(4,500)	$(4,237)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.205	09/11/2020	250,000	(4,400)	(3,297)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.685	09/15/2020	163,000	(3,260)	(2,647)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.185	09/15/2020	163,000	(3,064)	(2,434)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730	09/18/2020	250,000	(5,200)	(5,061)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.230	09/18/2020	250,000	(4,900)	(3,277)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.678	07/27/2020	122,100	(881)	(1,022)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.678	07/27/2020	122,100	(881)	(642)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.711	07/24/2020	129,300	(944)	(1,316)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.711	07/24/2020	129,300	(944)	(496)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.740	09/24/2020	161,600	(3,006)	(3,590)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.240	09/24/2020	161,600	(2,941)	(2,192)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.681	09/15/2020	163,000	(3,129)	(2,609)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.181	09/15/2020	163,000	(3,130)	(2,472)
							$(41,180)	$(35,292)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		$101.000	07/07/2020		375,000	$(2,695)	$(172)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050		100.422	08/06/2020		113,000	(953)	(557)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	57,000	(432)	(288)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	51,000	(209)	(54)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	99,000	(402)	(96)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	92,000	(388)	(90)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	65,500	(256)	(66)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	62,000	(300)	(32)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	72,000	(315)	(45)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	36,000	(158)	(23)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	55,900	(384)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	122,800	(844)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	206,500	(1,339)	(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	146,000	(1,232)	(722)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	56,000	(420)	(283)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	206,500	(1,339)	(76)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	194,000	(1,273)	(77)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.234	07/07/2020	255,700	(1,678)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.242	07/07/2020	255,700	(1,678)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	112,000	(521)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	58,500	(206)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.656	07/07/2020	289,000	(1,761)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	289,000	(1,761)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	104.656	07/07/2020	317,800	(596)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	97,000	(379)	(96)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	60,000	(234)	(61)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	126,000	(669)	(165)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	58,500	(206)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	58,500	(270)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	179,000	(986)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.750	07/07/2020	63,800	(459)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	103.750	07/07/2020	63,800	(379)	(308)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	85,000	(558)	(102)
$(25,280)	$(3,442)
Total Written Options	$(69,217)	$(41,263)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.056%	EUR	5,300	$72	$(60)	$12	$0
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.056	20,000	169	(125)	44	0
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.056	10,000	90	(68)	22	0
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	1.056	40,000	370	(281)	89	0
$701	$(534)	$167	$0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	12/20/2020	0.335%	$46,910	$(3,714)	$3,875	$161	$0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	21,600	(841)	1,006	165	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.969	11,600	(1,179)	1,197	18	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	15,000	(825)	178	0	(647)
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	93,600	(1,733)	1,143	0	(590)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	43,200	(699)	222	0	(477)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.084	4,200	(584)	584	0	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.978	3,500	(980)	948	0	(32)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.267	1,100	(169)	149	0	(20)
BRC	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.978	27,700	(7,297)	7,040	0	(257)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	10,700	(970)	380	0	(590)
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.432	87,800	444	817	1,261	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	63,750	(5,055)	5,274	219	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	25,000	(923)	1,114	191	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.969	19,860	(2,138)	2,169	31	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	77,200	(4,906)	4,448	0	(458)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	15,400	(1,086)	856	0	(230)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	15,200	(930)	274	0	(656)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.937	7,600	(385)	180	0	(205)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	89,500	(1,546)	(3,773)	0	(5,319)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.968	63,400	(338)	404	66	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	14,900	(152)	(28)	0	(180)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	49,600	195	(1,206)	0	(1,011)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	52,700	(852)	270	0	(582)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	18,390	(1,472)	1,535	63	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.969	26,300	(2,281)	2,322	41	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.602	300	1	1	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	11,100	(556)	77	0	(479)
	Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	3,600	(74)	(9)	0	(83)
DUB	Turkey Government International Bond	1.000	Quarterly	06/20/2021	3.423	8,200	(169)	(20)	0	(189)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	6,900	(222)	(104)	0	(326)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	87,700	(1,365)	(3,847)	0	(5,212)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	99,050	(1,483)	800	0	(683)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.958	700	5	(4)	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	18,600	(164)	136	0	(28)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	50,850	(949)	628	0	(321)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	43,000	(358)	(465)	0	(823)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.084	9,600	(1,402)	1,403	1	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.978	30,407	(8,279)	7,997	0	(282)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.267	21,800	(3,761)	3,363	0	(398)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	4,900	(305)	35	0	(270)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	10,800	(821)	858	37	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.658	76,300	(1,669)	2,335	666	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	354,800	2,224	(2,465)	0	(241)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	9,400	(601)	545	0	(56)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	81,400	(4,529)	3,313	0	(1,216)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	15,800	(816)	(56)	0	(872)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.112	14,500	(459)	(81)	0	(540)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	127,400	(3,727)	(2,290)	0	(6,017)
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	0.823	9,285	(141)	176	35	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	12,600	(36)	(117)	0	(153)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	140,750	(2,125)	1,237	0	(888)
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	1.084	3,140	(445)	445	0	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.978	13,900	(4,157)	4,028	0	(129)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	6,600	(605)	241	0	(364)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	26,370	(2,048)	2,139	91	0
	Russia Government International Bond	1.000	Quarterly	12/20/2022	0.658	13,100	(59)	173	114	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.969	14,861	(2,032)	2,055	23	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	26,700	(1,655)	1,497	0	(158)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	148,400	(3,049)	2,113	0	(936)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	20,700	(335)	106	0	(229)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.267	7,400	(1,201)	1,066	0	(135)
	Russia Government International Bond	1.000	Quarterly	09/20/2020	0.315	34,600	(3,812)	3,875	63	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	37,800	(4,481)	4,611	130	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	34,400	(1,340)	1,603	263	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	11,600	(819)	646	0	(173)
	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	154,200	(9,595)	2,941	0	(6,654)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	91,000	(5,032)	9	0	(5,023)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	294,400	(1,793)	(3,842)	0	(5,635)
	Pioneer Natural Resources Co.	1.000	Quarterly	12/20/2020	0.538	1,400	(150)	154	4	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.432	13,000	62	125	187	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.335	9,100	(1,126)	1,157	31	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.723	424,900	(8,072)	11,663	3,591	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	7,600	(534)	420	0	(114)
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	2.401	175,400	(3,681)	(2,208)	0	(5,889)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.602	26,500	107	109	216	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	9,700	(597)	539	0	(58)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	39,700	(2,847)	2,254	0	(593)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	23,400	(1,213)	(79)	0	(1,292)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020		19,300	1,130	(1,101)	29	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	800	(59)	47	0	(12)
							$(131,635)	$81,610	$7,700	$(57,725)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.7-1 Index		0.090%	Monthly	08/25/2037	$38,310	$(21,501)	$16,815	$0	$(4,686)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038	4,542	(2,568)	1,947	0	(621)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	175,054	(4,882)	5,873	991	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	8,000	(19)	(58)	0	(77)
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	6,274	(1,471)	886	0	(585)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	12,047	(6,807)	5,333	0	(1,474)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	11,590	(412)	478	66	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	18,400	(592)	415	0	(177)
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	2,280	84	(54)	30	0
CBK	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045	13,079	(6,376)	5,269	0	(1,107)
	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	92,522	(52,067)	40,749	0	(11,318)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	46,360	(1,932)	2,195	263	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	50,000	(1,820)	2,327	507	0
DUB	ABX.HE.AAA.7-1 Index		0.090	Monthly	08/25/2037	16,866	(9,487)	7,424	0	(2,063)
	ABX.HE.AAA.7-2 Index		0.760	Monthly	01/25/2038	15,160	(8,570)	6,497	0	(2,073)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	62,000	(1,006)	1,469	463	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	147,424	(4,033)	4,868	835	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	190,924	(8,673)	10,417	1,744	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	595,300	(38,483)	44,522	6,039	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,000	(1,005)	1,100	95	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	10,000	(208)	112	0	(96)
FBF	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	25,041	(22,257)	15,625	0	(6,632)
ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	550	(436)	345	0	(91)
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	113,363	(63,720)	49,852	0	(13,868)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	88,575	(48,803)	36,692	0	(12,111)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	105	0	(85)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	260,458	(8,478)	9,953	1,475	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	198,562	(6,043)	7,857	1,814	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	168,800	(8,696)	10,408	1,712	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	62,300	(1,438)	2,029	591	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	20,000	(415)	222	0	(193)
GST	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	11,260	(2,455)	1,405	0	(1,050)
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	58,428	(22,931)	15,784	0	(7,147)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	4,542	(1,585)	964	0	(621)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,818)	7,835	3,017	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(8)	0	(16)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	229,392	(7,198)	8,497	1,299	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	115,766	(4,202)	5,260	1,058	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	66,000	(3,451)	4,120	669	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	196,700	(8,388)	10,255	1,867	0
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,207	0	(298)
JPM	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	840	(353)	130	0	(223)
ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	150	(91)	66	0	(25)
ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	28	0	(56)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	7,892	2,385	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	99,880	(4,499)	5,411	912	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	41,323	5,973	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	300,000	(2,684)	5,531	2,847	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	8,883	(1,808)	980	0	(828)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,561	(305)	348	43	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	48,451	(2,548)	2,991	443	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	10,919	1,476	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	158,400	(12,402)	13,905	1,503	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	87,263	(11,126)	2,991	0	(8,135)
ABX.HE.AAA.7-1 Index	0.090	Monthly	08/25/2037	19,275	(10,818)	8,460	0	(2,358)
ABX.HE.AAA.7-2 Index	0.760	Monthly	01/25/2038	11,356	(6,421)	4,868	0	(1,553)
CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	221,504	36,910	(1,449)	35,461	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,980	607	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	164,113	(4,571)	5,501	930	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	92,341	(3,221)	4,065	844	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	5,168	658	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,000	(895)	980	85	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	18,700	(682)	502	0	(180)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	259,500	(3,786)	5,724	1,938	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(175)	0	(309)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,845	16	(6)	10	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,674	418	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,700	99	(26)	73	0
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	53,314	(1,947)	2,249	302	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	18,268	(814)	981	167	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,629	527	0
$(482,550)	$484,631	$82,137	$(80,056)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	1,343,422	$0	$1,035	$1,035	$0
Pay	3-Month CNY-CNREPOFIX	2.460	Quarterly	06/17/2025	344,000	0	300	300	0
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	1,025,305	0	1,380	1,380	0
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	97,200	(138)	5,212	5,074	0
Pay	6-Month EUR-EURIBOR	0.280	Annual	08/13/2030	EUR	750,000	(219)	2,877	2,658	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	CNY	407,000	0	1,456	1,456	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	406,400	0	1,467	1,467	0
DUB	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022	$10,000,000	1,050	159,138	160,188	0
GLM	Pay	3-Month USD-LIBOR	3.820	Semi-Annual	07/06/2022	10,000,000	(13,400)	170,278	156,878	0
Pay	3-Month USD-LIBOR	1.025	Semi-Annual	09/25/2030	1,000,000	(1,900)	1,218	0	(682)
Pay	3-Month USD-LIBOR	1.200	Semi-Annual	12/15/2030	2,000,000	(400)	2,018	1,618	0
Pay	6-Month AUD-BBR-BBSW	5.250	Semi-Annual	12/15/2021	AUD	145,800	(205)	7,816	7,611	0
Pay	6-Month EUR-EURIBOR	0.310	Annual	07/31/2030	EUR	750,000	0	2,751	2,751	0
Pay	6-Month EUR-EURIBOR	0.300	Annual	08/03/2030	750,000	(66)	2,778	2,712	0
Pay	6-Month EUR-EURIBOR	0.300	Annual	08/05/2030	750,000	(72)	2,784	2,712	0
Pay	6-Month EUR-EURIBOR	0.320	Annual	08/07/2030	750,000	(55)	2,886	2,831	0
MYC	Pay	3-Month USD-LIBOR	1.000	Semi-Annual	09/24/2030	$1,000,000	(1,760)	577	0	(1,183)
Pay	3-Month USD-LIBOR(7)	0.950	Semi-Annual	10/01/2030	1,000,000	(1,500)	(745)	0	(2,245)
Pay	6-Month EUR-EURIBOR	0.030	Annual	07/24/2025	EUR	1,500,000	294	2,779	3,073	0
Pay	6-Month EUR-EURIBOR	0.000	Annual	07/27/2025	3,000,000	249	5,235	5,484	0
Receive	6-Month EUR-EURIBOR	0.050	Annual	07/29/2025	1,500,000	(110)	2,535	2,425	0
Pay	6-Month EUR-EURIBOR	0.310	Annual	07/30/2030	750,000	(132)	2,888	2,756	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.300	Annual	08/04/2030	750,000	(117)	2,832	2,715	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	424,000	0	1,482	1,482	0
Pay	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	06/15/2022	AUD	128,000	(102)	8,520	8,418	0
$(18,583)	$391,497	$377,024	$(4,110)
Total Swap Agreements	$(632,067)	$957,204	$467,028	$(141,891)
(t)

Securities with an aggregate market value of $75,273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,371,365	$2,177,713	$5,549,078
Corporate Bonds & Notes
Banking & Finance	0	16,009,290	58,053	16,067,343
Industrials	0	11,545,714	21,177	11,566,891
Utilities	0	3,984,653	0	3,984,653
Convertible Bonds & Notes
Industrials	0	37,879	0	37,879
Utilities	0	449	0	449
Municipal Bonds & Notes
California	0	8,104	0	8,104
Illinois	0	79,537	0	79,537
Iowa	0	115	0	115
Puerto Rico	0	64,158	0	64,158
Texas	0	2,821	0	2,821
U.S. Government Agencies	0	50,919,923	0	50,919,923
U.S. Treasury Obligations	0	12,875,149	0	12,875,149
Non-Agency Mortgage-Backed Securities	0	34,012,679	1,244,762	35,257,441
Asset-Backed Securities	0	22,658,854	104,958	22,763,812
Sovereign Issues	0	8,202,010	0	8,202,010
Common Stocks
Communication Services	0	0	283	283
Consumer Discretionary	143,693	0	0	143,693
Energy	519	80	2,045	2,644
Industrials	0	0	9,686	9,686
Real Estate	0	0	13,506	13,506
Utilities	3,299	0	0	3,299
Warrants
Communication Services	0	153,182	0	153,182
Preferred Securities
Banking & Finance	4,684	520,963	0	525,647
Industrials	0	156,860	12,641	169,501
Real Estate Investment Trusts
Real Estate	231,842	0	0	231,842
Short-Term Instruments
Repurchase Agreements	0	733,553	0	733,553
Short-Term Notes	0	6,462	0	6,462
Argentina Treasury Bills	0	520,381	0	520,381
South Africa Treasury Bills	0	469,481	0	469,481
U.S. Treasury Bills	0	147,894	0	147,894
U.S. Treasury Cash Management Bills	0	93,978	0	93,978
$384,037	$166,575,534	$3,644,824	$170,604,395
Investments in Affiliates, at Value
Common Stocks	76,217	0	153	76,370
Short-Term Instruments

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

Central Funds Used for Cash Management Purposes				6,303,887			0	0	6,303,887
				$6,380,104			$0	$153	$6,380,257
Total Investments				$6,764,141			$166,575,534	$3,644,977	$176,984,652
Short Sales, at Value - Liabilities
U.S. Government Agencies				$0			$(5,134,322)	$0	$(5,134,322)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				8,256			139,060	0	147,316
Over the counter				0			1,671,304	59	1,671,363
				$8,256			$1,810,364	$59	$1,818,679
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(1,998)			(26,522)	0	(28,520)
Over the counter				0			(822,548)	0	(822,548)
				$(1,998)			$(849,070)	$0	$(851,068)
Total Financial Derivative Instruments				$6,258			$961,294	$59	$967,611
Totals				$6,770,399			$162,402,506	$3,645,036	$172,817,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,338,665	$280,901	$(218,986)	$4,157	$(714)	$42,917	$29,285	$(298,512)	$2,177,713	$23,286
Corporate Bonds & Notes
Banking & Finance	54,249	0	(102)	0	0	3,906	0	0	58,053	3,916
Industrials	61,126	1,293	(1,434)	457	0	(10,491)	0	(29,774)	21,177	(2,750)
Non-Agency Mortgage-Backed Securities	2,496,097	1,251,725	(814,965)	71	487	185,324	5,216	(1,879,193)	1,244,762	(29,522)
Asset-Backed Securities	408,276	0	(767)	(341)	(85)	(9,319)	0	(292,806)	104,958	623
Common Stocks
Communication Services	248	0	0	0	0	35	0	0	283	35
Energy	833	0	0	0	0	1,212	0	0	2,045	1,212
Industrials	1,232	0	0	0	0	(145)	8,599	0	9,686	(145)
Real Estate	0	13,506	0	0	0	0	0	0	13,506	0
Warrants
Industrials	112	0	0	0	0	(112)	0	0	0	(112)
Preferred Securities
Industrials	7,184	215	0	0	0	5,242	0	0	12,641	5,242
Short-Term Instruments
Argentina Treasury Bills	2,080	0	(118)	11	0	0	0	(1,973)	0	0
	$5,370,102	$1,547,640	$(1,036,372)	$4,355	$(312)	$218,569	$43,100	$(2,502,258)	$3,644,824	$1,785
Investments in Affiliates, at Value
Common Stocks
Industrials	$153	$0	$0	$0	$0	$0	$0	$0	$153	$0
Financial Derivative Instruments - Assets
Over the counter	$261	$20	$(10)	$0	$(15)	$(197)	$0	$0	$59	$(21)
Totals	$5,370,516	$1,547,660	$(1,036,382)	$4,355	$(327)	$218,372	$43,100	$(2,502,258)	$3,645,036	$1,764
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$125,388	Market Based Approach			Recovery Value			100.000	—
		1,117,891	Other Valuation Techniques(3)			—			—	—
		203,160	Proxy Pricing			Base Price			96.822 - 100.830	98.768

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2020 (Unaudited)

	4,198	Reference Instrument	Liquidity Discount	0.750	—
	727,076	Third Party Vendor	Broker Quote	63.000 - 108.750	94.818
Corporate Bonds & Notes
Banking & Finance	58,053	Proxy Pricing	Base Price	117.720	—
Industrials	16,743	Other Valuation Techniques(3)	—	—	—
	4,434	Proxy Pricing	Base Price	109.260	—
Non-Agency Mortgage-Backed Securities	1,244,762	Proxy Pricing	Base Price	0.000 - 1,107.660	111.747
Asset-Backed Securities	42,096	Other Valuation Techniques(3)	—	—	—
	62,862	Proxy Pricing	Base Price	2.391 - 98.390	97.579
Common Stocks
Communication Services	283	Other Valuation Techniques(3)	—	—	—
Energy	2,045	Other Valuation Techniques(3)	—	—	—
Industrials	1,087	Other Valuation Techniques(3)	—	—	—
	8,599	Third Party Vendor	Broker Quote	$3.700	—
Real Estate	13,506	Reference Instrument	Future Dividend Rate	5.230	—
Preferred Securities
Industrials	12,641	Fundamental Valuation	Company Equity Value	$526,100,000.000	—
Investments in Affiliates, at Value
Common Stocks
Industrials	153	Other Valuation Techniques(3)	—	—	—
Financial Derivative Instruments - Assets
Over the counter	29	Indicative Market Quotation	Broker Quote	0.023	—
	30	Other Valuation Techniques(3)	—	—	—
Total	$3,645,036
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.6% ¤
CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 5.4%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	$301
Ally Financial, Inc. 4.250% due 04/15/2021		100	102
Ambac Assurance Corp. 5.100% due 12/31/2049 (e)		28	38
Ambac LSNI LLC 6.000% due 02/12/2023 •		105	104
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(g)	EUR	200	219
Barclays Bank PLC 7.625% due 11/21/2022 (g)		$2,100	2,288
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	8,373	370
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$600	638
Deutsche Bank AG 4.250% due 10/14/2021		4,400	4,517
Goldman Sachs Group, Inc. 1.513% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,304
ING Bank NV 2.625% due 12/05/2022		1,200	1,259
International Lease Finance Corp. 8.250% due 12/15/2020		100	102
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	103,811	15,582
2.500% due 10/01/2047		2	0
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~		$700	703
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	11,433	1,714
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		54,975	8,247
2.500% due 10/01/2047		5	1
Realkredit Danmark A/S 2.500% due 04/01/2047		20	3
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$1,100	1,101
4.519% due 06/25/2024 •		700	761
Toronto-Dominion Bank 2.250% due 03/15/2021		1,800	1,824
UBS Group AG 3.091% due 04/14/2021 •		10,400	10,540
UniCredit SpA 7.830% due 12/04/2023		5,050	5,847
			59,565
INDUSTRIALS 0.3%
BAT Capital Corp. 1.014% due 08/14/2020 •		1,500	1,500
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~		600	599
eBay, Inc. 2.750% due 01/30/2023		700	732
ERAC USA Finance LLC 2.700% due 11/01/2023		100	101
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		100	106
VMware, Inc. 3.900% due 08/21/2027		200	212

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	7,380	69
			3,421
UTILITIES 1.1%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		$1,600	1,608
2.169% (US0003M + 0.950%) due 07/15/2021 ~		2,800	2,823
Petrobras Global Finance BV
6.125% due 01/17/2022		645	678
7.250% due 03/17/2044		5,100	5,563
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		800	801
Tampa Electric Co. 2.600% due 09/15/2022		100	102
			11,575
Total Corporate Bonds & Notes (Cost $73,242)			74,561
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		145	146
Total Municipal Bonds & Notes (Cost $114)			146
U.S. GOVERNMENT AGENCIES 27.3%
Ginnie Mae
0.590% due 02/20/2049 •		3,859	3,855
2.266% due 08/20/2068 •		1,760	1,744
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050		10,600	10,794
2.500% due 08/01/2050 - 09/01/2050		62,100	64,570
3.000% due 09/01/2050		11,200	11,756
3.500% due 08/01/2050		66,870	70,334
4.000% due 07/01/2050 - 08/01/2050		130,500	138,351
Total U.S. Government Agencies (Cost $300,993)			301,404
U.S. TREASURY OBLIGATIONS 59.9%
U.S. Treasury Bonds
3.000% due 05/15/2045 (n)		320	430
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (l)		28,984	29,150
0.125% due 04/15/2022 (i)(l)		82,482	83,773
0.125% due 01/15/2023 (l)(n)		7,520	7,712
0.125% due 07/15/2026		37,477	39,853
0.250% due 07/15/2029 (i)		74,579	81,673
0.375% due 07/15/2025		23,243	24,857
0.375% due 01/15/2027 (i)		29,832	32,190
0.375% due 07/15/2027		6,898	7,508
0.500% due 04/15/2024 (l)		24,942	26,246
0.500% due 01/15/2028 (n)		6,758	7,408
0.625% due 07/15/2021		2	2
0.625% due 07/15/2021 (l)		3,072	3,129
0.625% due 01/15/2024 (l)		702	740
0.625% due 01/15/2026 (i)(l)		39,275	42,581
0.625% due 01/15/2026 (i)		41,217	44,687
0.625% due 02/15/2043 (n)		1,651	1,948
0.750% due 07/15/2028 (i)		30,608	34,544
0.750% due 02/15/2042 (n)		636	762
0.750% due 02/15/2045		3,931	4,817
0.875% due 01/15/2029		18,855	21,504
0.875% due 02/15/2047 (n)		467	597
1.000% due 02/15/2046		22,577	29,240
1.000% due 02/15/2048		11,545	15,294
1.125% due 01/15/2021 (l)		1,442	1,456
1.375% due 02/15/2044		16,087	21,987
1.375% due 02/15/2044 (n)		363	496
2.000% due 01/15/2026		5,785	6,731
2.125% due 02/15/2040 (n)		2,219	3,275
2.125% due 02/15/2041		7,026	10,511
2.375% due 01/15/2025 (i)		42,337	48,805
2.375% due 01/15/2027		10,682	12,986
2.500% due 01/15/2029		10,619	13,625
3.375% due 04/15/2032 (n)		43	65
Total U.S. Treasury Obligations (Cost $608,584)			660,582
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Alliance Bancorp Trust 0.425% due 07/25/2037 •		775	655

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Banc of America Alternative Loan Trust
0.835% due 12/25/2035 ^•		690	524
6.000% due 06/25/2046		502	482
Banc of America Mortgage Trust
3.234% due 06/25/2035 ~		97	86
3.889% due 11/25/2035 ^~		96	92
4.209% due 08/25/2035 ^~		110	105
BCAP LLC Trust 3.531% due 04/26/2036 ~		509	428
Bear Stearns Adjustable Rate Mortgage Trust
3.454% due 07/25/2036 ^~		204	190
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034		1,605	1,627
Countrywide Alternative Loan Trust
0.295% due 06/25/2046 •		93	98
0.385% due 12/20/2046 ^•		219	177
3.377% due 10/25/2035 ^~		25	21
5.500% due 11/25/2035 ^		54	52
5.500% due 01/25/2036		252	212
6.000% due 08/25/2036 ^•		113	95
6.000% due 04/25/2037 ^		363	288
6.000% due 04/25/2037		1,030	1,033
6.250% due 11/25/2036 ^		93	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		293	260
4.119% due 04/20/2035 ~		9	9
6.000% due 03/25/2037 ^		783	623
6.000% due 05/25/2037 ^		454	332
6.000% due 07/25/2037 ^		1,416	1,095
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		3,378	3,461
Deutsche ALT-A Securities, Inc. 0.485% due 04/25/2037 •		621	414
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.300% due 07/25/2036 ^þ		258	239
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		68	46
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	353	373
GSR Mortgage Loan Trust
4.065% due 09/25/2035 ~		$15	15
6.000% due 11/25/2035 ^		403	269
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	3,951	4,894
IndyMac Mortgage Loan Trust 0.365% due 07/25/2047 •		$541	411
JPMorgan Mortgage Trust 3.611% due 06/25/2035 ~		9	9
Lehman Mortgage Trust 5.176% due 01/25/2036 ^~		335	336
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•		418	25
Morgan Stanley Mortgage Loan Trust 3.648% due 06/25/2036 ~		150	149
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		4,002	4,333
New York Mortgage Trust 3.876% due 05/25/2036 ^~		113	101
Residential Asset Securitization Trust
0.585% due 05/25/2035 •		491	369
0.585% due 01/25/2046 ^•		1,061	298
5.750% due 02/25/2036 ^		221	139
6.250% due 11/25/2036 ^		182	110
6.500% due 06/25/2037		11,571	3,734
Sequoia Mortgage Trust 0.390% due 07/20/2036 •		1,480	1,391
Structured Asset Mortgage Investments Trust
0.395% due 05/25/2036 •		383	343
0.405% due 05/25/2036 •		494	464
0.465% due 02/25/2036 ^•		550	502
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	3,253	4,032
WaMu Mortgage Pass-Through Certificates Trust
3.266% due 11/25/2036 ^~		$402	372
3.649% due 02/25/2037 ^~		65	58
3.861% due 10/25/2035 ~		1,021	1,000
4.351% due 09/25/2033 ~		8	8
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		393	344
Total Non-Agency Mortgage-Backed Securities (Cost $38,672)			36,806
ASSET-BACKED SECURITIES 8.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.965% due 05/25/2034 •		2,137	2,125

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Argent Securities Trust 0.345% due 05/25/2036 •		1,675	608
Asset-Backed Securities Corp. Home Equity Loan Trust 3.185% due 08/15/2033 •		77	75
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	1,300	1,443
B&M CLO Ltd. 1.906% due 04/16/2026 •		$45	45
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	287	320
Barings Euro CLO BV 0.680% due 07/27/2030 •		400	446
Bear Stearns Asset-Backed Securities Trust 0.815% due 02/25/2036 •		$4,205	4,171
CIFC Funding Ltd. 1.851% due 10/25/2027 •		1,020	1,006
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		376	376
Citigroup Mortgage Loan Trust 0.265% due 01/25/2037 •		310	245
Citigroup Mortgage Loan Trust, Inc. 0.515% due 10/25/2036 •		2,300	2,111
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 •		433	380
0.385% due 09/25/2037 •		114	97
0.415% due 05/25/2037 •		1,100	981
0.435% due 03/25/2037 •		2,200	1,954
0.985% due 10/25/2035 •		4,214	4,105
5.805% due 04/25/2036 ^~		79	74
Countrywide Asset-Backed Certificates Trust 1.145% due 10/25/2035 •		1,674	1,659
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ		483	194
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •		99	99
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		800	790
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	300	334
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$1,388	1,370
First Franklin Mortgage Loan Trust 0.655% due 11/25/2036 •		2,600	2,220
Fremont Home Loan Trust
0.320% due 10/25/2036 •		277	246
0.335% due 10/25/2036 •		5,133	2,622
0.425% due 10/25/2036 •		2,821	1,480
GSAMP Trust 0.345% due 05/25/2046 •		83	82
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		394	390
Home Equity Asset Trust 0.635% due 02/25/2036 •		4,900	4,594
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		413	345
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		899	356
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		579	567
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		164	157
Lehman XS Trust
0.345% due 05/25/2036 •		1,091	1,077
5.019% due 06/25/2036 þ		919	939
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		1,600	1,585
Long Beach Mortgage Loan Trust 0.485% due 01/25/2036 •		1,802	1,532
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		963	938
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	500	554
Marlette Funding Trust 2.690% due 09/17/2029		$198	199
MASTR Asset-Backed Securities Trust
0.425% due 06/25/2036 •		275	152
0.755% due 01/25/2036 •		5,000	4,811
MidOcean Credit CLO 2.019% due 04/15/2027 •		590	581
Monarch Grove CLO 1.871% due 01/25/2028 •		1,208	1,195
Morgan Stanley ABS Capital, Inc. Trust
0.255% due 10/25/2036 •		302	156
0.295% due 10/25/2036 •		22	13
0.315% due 10/25/2036 •		1,217	1,051
0.335% due 06/25/2036 •		1,601	1,047

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Morgan Stanley Mortgage Loan Trust
0.415% due 02/25/2037 •		200	84
5.726% due 10/25/2036 ^þ		232	105
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		736	730
NovaStar Mortgage Funding Trust 0.355% due 11/25/2036 •		185	78
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		320	315
Palmer Square Loan Funding Ltd. 2.105% due 04/20/2027 •		3,993	3,952
Renaissance Home Equity Loan Trust 1.285% due 09/25/2037 •		5,905	2,816
Residential Asset Securities Corp. Trust
0.425% due 08/25/2036 •		580	462
0.435% due 11/25/2036 ^•		4,202	3,631
Securitized Asset-Backed Receivables LLC Trust
0.345% due 07/25/2036 •		2,344	1,115
0.435% due 05/25/2036 •		970	615
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		3,400	3,341
Soundview Home Loan Trust
0.245% due 11/25/2036 •		139	53
0.465% due 05/25/2036 •		500	473
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		4,207	4,260
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		318	321
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		1,200	1,177
Structured Asset Investment Loan Trust 0.905% due 10/25/2035 •		3,833	3,721
Structured Asset Securities Corp. Mortgage Loan Trust 1.673% due 04/25/2035 •		22	22
Symphony CLO Ltd. 2.099% due 04/15/2028 •		300	297
Telos CLO Ltd. 2.085% due 04/17/2028 •		564	557
THL Credit Wind River CLO Ltd.
2.089% due 10/15/2027 •		193	191
2.099% due 01/15/2026 •		262	261
TICP CLO Ltd.
1.935% due 07/20/2027 •		344	339
1.975% due 04/20/2028 •		800	788
Tralee CLO Ltd. 2.165% due 10/20/2027 •		877	865
Venture CLO Ltd.
1.171% due 02/28/2026 •		2,005	1,978
2.099% due 04/15/2027 •		724	712
2.099% due 07/15/2027 •		874	863
Wachovia Mortgage Loan Trust 0.845% due 10/25/2035 •		46	46
WhiteHorse Ltd. 2.065% due 04/17/2027 •		455	452
Total Asset-Backed Securities (Cost $87,511)			88,517
SOVEREIGN ISSUES 9.7%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	1,673	15
15.500% due 10/17/2026		2,720	10
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		4,165	36
Australia Government International Bond
1.250% due 02/21/2022	AUD	19,277	13,501
3.000% due 09/20/2025		7,961	6,375
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,400	60
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	700	830
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)		19,485	22,368
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	997,811	9,209
0.100% due 03/10/2029 (d)		1,707,038	15,802
Peru Government International Bond
5.940% due 02/12/2029	PEN	4,200	1,370
6.150% due 08/12/2032		7,700	2,484
Qatar Government International Bond 3.875% due 04/23/2023		$2,200	2,365
Saudi Government International Bond 4.000% due 04/17/2025		3,710	4,121
United Kingdom Gilt
0.125% due 08/10/2028 (d)	GBP	1,582	2,498

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

1.875% due 11/22/2022 (d)	19,136	26,313
Total Sovereign Issues (Cost $109,877)		107,357
	SHARES
COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.1%
GrandVision NV (a)	35,633	1,015
ENERGY 0.2%
Cheniere Energy, Inc. (a)	31,827	1,538
ONEOK, Inc.	34,056	1,131
		2,669
HEALTH CARE 0.1%
Portola Pharmaceuticals, Inc. (a)	60,166	1,082
INDUSTRIALS 0.1%
Advanced Disposal Services, Inc. (a)	32,757	988
INFORMATION TECHNOLOGY 0.1%
RIB Software SE	18,435	601
Total Common Stocks (Cost $7,690)		6,355
MASTER LIMITED PARTNERSHIPS 0.3%
ENERGY 0.3%
Enterprise Products Partners LP	73,242	1,331
Plains All American Pipeline LP	86,112	761
Energy Transfer LP	134,765	960
Total Master Limited Partnerships (Cost $5,957)		3,052
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(e)(g)	800,000	931
Banco Santander S.A.
5.250% due 09/29/2023 •(e)(g)	400,000	426
6.250% due 09/11/2021 •(e)(g)	400,000	432
Bank of America Corp. 5.875% due 03/15/2028 •(e)	670,000	686
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(e)	1,500,000	1,335
Total Preferred Securities (Cost $4,007)		3,810
REAL ESTATE INVESTMENT TRUSTS 6.7%
REAL ESTATE 6.7%
Alexandria Real Estate Equities, Inc.	17,696	2,871
American Campus Communities, Inc.	19,272	674
American Homes 4 Rent 'A'	44,012	1,184
American Tower Corp.	10,321	2,668
Americold Realty Trust	28,895	1,049
Apartment Investment & Management Co.	25,941	976
AvalonBay Communities, Inc.	18,407	2,846
Boston Properties, Inc.	12,995	1,174
Camden Property Trust	11,067	1,009
CoreSite Realty Corp.	3,826	463
Crown Castle International Corp.	6,121	1,024
CubeSmart	28,488	769
Digital Realty Trust, Inc.	17,176	2,441
Douglas Emmett, Inc.	14,640	449
Duke Realty Corp.	71,896	2,544
Equinix, Inc.	5,600	3,933
Equity LifeStyle Properties, Inc.	17,472	1,092
Equity Residential	52,621	3,095
Essex Property Trust, Inc.	7,364	1,688
Extra Space Storage, Inc.	11,445	1,057
Federal Realty Investment Trust	4,842	413
First Industrial Realty Trust, Inc.	25,778	991
Gaming and Leisure Properties, Inc.	24,324	842
Healthcare Realty Trust, Inc.	22,457	658
Healthcare Trust of America, Inc. 'A'	10,964	291

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Healthpeak Properties, Inc.		29,673	818
Host Hotels & Resorts, Inc.		86,264	931
Hudson Pacific Properties, Inc.		35,762	900
Invitation Homes, Inc.		66,239	1,824
JBG SMITH Properties		11,265	333
Kilroy Realty Corp.		13,784	809
Life Storage, Inc.		5,188	493
MGM Growth Properties LLC		37,112	1,010
Mid-America Apartment Communities, Inc.		14,211	1,630
Prologis, Inc.		82,411	7,691
Public Storage		17,968	3,448
Regency Centers Corp.		14,467	664
Rexford Industrial Realty, Inc.		18,955	785
Ryman Hospitality Properties, Inc. (j)		14,836	513
Sabra Health Care REIT, Inc.		18,023	260
SBA Communications Corp.		7,926	2,361
Simon Property Group, Inc.		40,799	2,790
STORE Capital Corp.		5,678	135
Sun Communities, Inc.		30,890	4,191
Sunstone Hotel Investors, Inc.		36,142	295
UDR, Inc.		33,925	1,268
Ventas, Inc.		32,055	1,174
Vornado Realty Trust		27,538	1,052
Welltower, Inc.		38,475	1,991
Total Real Estate Investment Trusts (Cost $67,986)			73,567
		OUNCES
COMMODITIES 5.7%
Gold Warehouse Receipts		29,522	52,552
Silver Warehouse Receipts		540,100	9,809
Total Commodities (Cost $54,848)			62,361
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (h) 1.0%			10,652
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
28.142% due 07/31/2020 ~	ARS	648	7
30.365% due 08/28/2020 ~		2,739	26
			33
U.S. TREASURY BILLS 0.0%
0.092% due 07/30/2020 (b)(c)		$1	1
Total Short-Term Instruments (Cost $10,693)			10,685
Total Investments in Securities (Cost $1,370,174)			1,429,204
		SHARES
INVESTMENTS IN AFFILIATES 10.0%
MUTUAL FUNDS (f) 8.4%
PIMCO Emerging Markets Currency and Short-Term Investments Fund		12,436,340	93,148
Total Mutual Funds (Cost $113,949)			93,148
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		1,812,264	17,867
Total Short-Term Instruments (Cost $17,867)			17,867
Total Investments in Affiliates (Cost $131,816)			111,015
Total Investments 139.6% (Cost $1,501,990)			$1,540,219
Financial Derivative Instruments (k)(m) 0.4%(Cost or Premiums, net $(1,879))			4,689
Other Assets and Liabilities, net (40.0)%			(441,726)
Net Assets 100.0%			$1,103,182

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$7,336	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(7,330)	$7,336	$7,336
FICC	0.000	06/30/2020	07/01/2020	3,316	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(3,382)	3,316	3,316
Total Repurchase Agreements	$(10,712)	$10,652	$10,652
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.210%	05/20/2020	07/20/2020	$(6,477)	$(6,478)
0.210	06/16/2020	07/22/2020	(23,457)	(23,459)
0.210	06/19/2020	07/02/2020	(25,505)	(25,507)
0.210	06/24/2020	07/01/2020	(8,003)	(8,003)
BSN	0.240	04/09/2020	07/09/2020	(13,857)	(13,865)
0.240	04/13/2020	07/13/2020	(42,512)	(42,534)
DEU	0.190	06/25/2020	07/02/2020	(1,971)	(1,971)
0.190	06/26/2020	07/06/2020	(1,318)	(1,319)
0.250	04/16/2020	07/15/2020	(28,447)	(28,462)
RCY	0.190	06/24/2020	07/08/2020	(2,960)	(2,960)
Total Reverse Repurchase Agreements	$(154,558)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2030	$10,664	$(11,516)	$(11,542)
Total Short Sales (1.0)%	$(11,516)	$(11,542)
(i)	Securities with an aggregate market value of $158,813 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(j)

Securities with an aggregate market value of $1 and cash of $7 have been pledged as collateral as of June 30, 2020 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(165,522) at a weighted average interest rate of 0.721%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

(3)				Payable for short sales includes $6 of accrued interest.
(k)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent 1st Line August Futures	08/2020	1	$(1)	$0	$0	$0
Brent 1st Line December Futures	12/2020	1	(1)	0	0	0
Brent 1st Line July Futures	07/2020	1	(1)	0	0	0
Brent 1st Line November Futures	11/2020	1	(1)	0	0	0
Brent 1st Line October Futures	10/2020	1	(1)	0	0	0
Brent 1st Line September Futures	09/2020	1	(1)	0	0	0
Brent Crude December Futures	10/2020	2	84	(1)	0	(1)
Brent Crude December Futures	10/2021	28	1,234	(512)	0	(17)
Brent Crude September Futures	07/2020	4	165	(1)	0	(2)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	3,348	19	(2)	0	(2)
Euro-Bobl September Futures	09/2020	690	104,638	535	0	(54)
Euro-Bund 10-Year Bond September Futures	09/2020	320	63,462	223	0	(124)
Gold 100 oz. July Futures	07/2020	1	179	10	2	0
New York Harbor ULSD December Futures	11/2020	1	53	2	0	0
New York Harbor ULSD June Futures	05/2021	1	54	2	0	(1)
RBOB Gasoline June Futures	05/2021	1	53	12	0	0
RBOB Gasoline September Futures	08/2020	5	249	(5)	1	0
Wheat September Futures	09/2020	72	1,770	(73)	19	0
WTI Crude December Futures	11/2020	241	9,563	(5,095)	0	(118)
WTI Crude June Futures	05/2021	11	443	(125)	0	(7)
WTI Houston (Argus) vs. WTI Trade August Futures	07/2020	6	(6)	19	0	0
WTI Houston (Argus) vs. WTI Trade September Futures	08/2020	6	(6)	19	0	(1)
WTI Midland vs WTI Trade August Futures	07/2020	6	0	7	0	0
WTI Midland vs WTI Trade December Futures	11/2020	6	1	7	0	0
WTI Midland vs WTI Trade November Futures	10/2020	6	0	7	0	0
WTI Midland vs WTI Trade October Futures	09/2020	6	0	7	0	0
WTI Midland vs WTI Trade September Futures	08/2020	6	0	7	0	0
				$(4,957)	$22	$(327)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	226	$(18,257)	$2	$3	$0
Australia Government 10-Year Bond September Futures	09/2020	23	(2,362)	(38)	3	(2)
Brent Crude December Futures	10/2022	28	(1,285)	379	20	0
Brent Crude June Futures	04/2021	2	(86)	(8)	1	0
Euro-BTP Italy Government Bond September Futures	09/2020	249	(32,773)	(270)	6	(42)
Euro-Buxl 30-Year Bond September Futures	09/2020	120	(29,655)	(511)	146	0
Euro-Schatz September Futures	09/2020	3,348	(421,812)	(427)	94	0
Gold 100 oz. August Futures	08/2020	170	(30,609)	(1,414)	2	(328)
Gold 100 oz. October Futures	10/2020	110	(19,910)	(946)	0	(213)
Japan Government 10-Year Bond September Futures	09/2020	20	(28,145)	(1)	35	0
RBOB Gasoline August Futures	07/2020	9	(454)	(15)	0	(5)
RBOB Gasoline December Futures	11/2020	3	(136)	3	1	0
Silver December Futures	12/2020	2	(188)	(4)	0	(6)
Silver September Futures	09/2020	106	(9,878)	(97)	0	(304)
U.S. Treasury 2-Year Note September Futures	09/2020	26	(5,742)	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2020	1,040	(130,772)	(247)	32	0
U.S. Treasury 10-Year Note September Futures	09/2020	719	(100,065)	(160)	50	(3)
U.S. Treasury 10-Year Ultra September Futures	09/2020	48	(7,559)	(28)	12	0
U.S. Treasury 30-Year Bond September Futures	09/2020	13	(2,321)	(5)	6	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	40	(8,726)	(16)	41	0
United Kingdom Long Gilt September Futures	09/2020	65	(11,086)	1	6	(4)
WTI Crude December Futures	11/2020	241	(9,563)	(115)	118	0
WTI Crude June Futures	05/2021	11	(443)	106	6	0
WTI Houston (Argus) vs. WTI Trade December Futures	11/2020	6	(6)	20	0	0
WTI Houston (Argus) vs. WTI Trade November Futures	10/2020	6	(6)	20	0	0
WTI Houston (Argus) vs. WTI Trade October Futures	09/2020	6	(6)	20	0	0
				$(3,752)	$582	$(907)
Total Futures Contracts				$(8,709)	$604	$(1,234)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.122%		$1,000	$(30)	$21	$(9)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	760	$13	$(10)	$3	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly		06/20/2024		$5,452	$(196)	$38	$(158)	$4	$0
CDX.EM-32 5-Year Index	1.000	Quarterly		12/20/2024		7,161	(316)	61	(255)	12	0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		12,540	(1,408)	823	(585)	21	0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		16,270	(159)	351	192	18	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		2,900	(48)	82	34	4	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly		06/20/2025	EUR	21,800	383	31	414	68	0
							$(1,744)	$1,386	$(358)	$127	$0
INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	Semi-Annual	12/21/2026		$2,800	$(63)	$(176)	$(239)	$2	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		300	26	(48)	(22)	0	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	13,680	(1)	(3)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		385,260	(21)	(119)	(140)	4	0
Pay	CPURNSA	0.900	Maturity	06/17/2021		$16,400	0	2	2	0	(19)
Pay	CPURNSA	1.030	Maturity	06/18/2021		18,400	0	21	21	0	(21)
Receive	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(80)	11	1	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		4,800	0	(60)	(60)	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(68)	(3)	0	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		10,500	(1)	(167)	(168)	0	(1)
Receive	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	(56)	(56)	1	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	(500)	(500)	4	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		1,820	0	(97)	(97)	1	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		5,590	0	(315)	(315)	0	(7)
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	10	453	463	0	(7)
Pay	CPURNSA	2.352	Maturity	05/09/2028		1,820	0	189	189	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	0	287	287	0	(5)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	0	587	587	0	(10)
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	0	536	536	0	(15)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	0	71	71	0	(2)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	0	(101)	(101)	0	(9)
Pay	UKRPI	2.890	Maturity	06/15/2022	GBP	17,400	7	128	135	0	(13)
Pay	UKRPI	3.850	Maturity	09/15/2024		6,500	0	496	496	0	(8)
Pay	UKRPI	3.330	Maturity	01/15/2025		82,700	1,768	738	2,506	0	(159)
Pay	UKRPI	3.513	Maturity	09/15/2028		3,900	0	256	256	0	(20)
Pay	UKRPI	3.593	Maturity	11/15/2028		2,670	0	213	213	0	(14)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,400	0	113	113	0	(7)
Pay	UKRPI	3.633	Maturity	12/15/2028		2,800	0	242	242	0	(15)
Pay	UKRPI	3.325	Maturity	08/15/2030		100	0	6	6	0	(1)
Pay	UKRPI	3.300	Maturity	12/15/2030		4,475	(266)	432	166	0	(36)
Pay	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	177	(114)	0	(24)
Pay	UKRPI	3.530	Maturity	10/15/2031		1,330	34	74	108	0	(13)
Pay	UKRPI	3.500	Maturity	09/15/2033		9,380	7	781	788	0	(102)
							$1,365	$4,012	$5,377	$13	$(511)
Total Swap Agreements							$(396)	$5,409	$5,013	$140	$(511)
(l)	Securities with an aggregate market value of $19,306 and cash of $5,090 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

(1)						Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						Unsettled variation margin liability of $(17) for closed swap agreements is outstanding at period end.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020		$6,563	JPY	701,264	$0	$(68)
	07/2020		136	RUB	10,564	12	0
	07/2020		1,827	TRY	12,490	1	(11)
	07/2020		407	ZAR	7,720	38	0
	08/2020	JPY	701,264		$6,566	68	0
	08/2020		$860	BRL	4,726	8	0
	08/2020		1,627	CZK	38,601	1	0
	08/2020		295	RUB	20,450	0	(9)
	09/2020		281	CNH	2,013	3	0
	09/2020		570	IDR	8,392,110	0	(1)
	09/2020		1,007	ILS	3,458	0	(7)
	09/2020		4,770	TWD	140,858	70	0
BPS	07/2020	BRL	12,443		$2,272	0	(16)
	07/2020	DKK	2,740		404	0	(9)
	07/2020	EUR	5,561		6,255	16	(9)
	07/2020	GBP	4,127		5,222	108	0
	07/2020		$2,322	BRL	12,444	0	(34)
	07/2020		1,384	GBP	1,115	0	(2)
	07/2020		1,895	RUB	131,111	0	(56)
	07/2020		656	TRY	4,508	0	(1)
	08/2020		951	CZK	22,344	0	(9)
	08/2020		253	RUB	17,726	0	(5)
	09/2020		1,163	PHP	59,619	31	0
	09/2020		3,365	THB	107,307	107	0
BRC	07/2020	MXN	11,186		$501	15	0
	09/2020	MYR	1,450		337	0	0
	09/2020		$3,515	MYR	15,100	0	(4)
	12/2020		491	MXN	11,186	0	(14)
CBK	07/2020	BRL	3,790		$907	210	0
	07/2020	DKK	170,212		24,808	0	(856)
	07/2020	PEN	5,806		1,706	66	0
	07/2020		$692	BRL	3,790	5	0
	07/2020		694	COP	2,496,051	0	(30)
	07/2020		6,212	DKK	41,110	11	(25)
	07/2020		4,567	EUR	4,051	0	(16)
	07/2020		230	HUF	76,154	11	0
	07/2020		448	MXN	11,186	39	0
	07/2020		1,652	PEN	5,806	0	(13)
	07/2020		399	ZAR	7,282	20	0
	08/2020		92	RUB	6,309	0	(4)
	09/2020	KRW	686,946		$555	0	(18)
	09/2020	PEN	6,689		1,939	53	0
	09/2020	TWD	15,876		533	0	(12)
	09/2020		$7,324	KRW	9,022,686	201	0
	09/2020		6,144	MXN	136,335	0	(272)
	10/2020	DKK	41,110		$6,225	25	(11)
	12/2020	PEN	5,806		1,643	10	0
DUB	07/2020	BRL	12,443		2,359	71	0
	07/2020		$2,272	BRL	12,443	16	0
	08/2020		2,356		12,443	0	(72)
FBF	09/2020		1,056	HKD	8,194	1	0
	09/2020		2,257	IDR	32,048,407	0	(83)
GLM	07/2020	GBP	31,200		$38,483	0	(177)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	$928	DKK	6,320	25	0
07/2020	587	RUB	44,614	38	0
08/2020	79	5,479	0	(3)
09/2020	5,084	SGD	7,235	108	0
HUS	07/2020	GBP	4,563	$5,661	7	0
07/2020	$237	RUB	16,629	0	(4)
07/2020	172	ZAR	3,166	11	0
08/2020	GBP	38,461	$47,166	0	(502)
09/2020	$6,660	CNY	47,736	66	0
09/2020	5,529	INR	422,028	13	0
09/2020	1,670	PLN	6,559	0	(12)
JPM	07/2020	BRL	3,790	$692	0	(5)
07/2020	$733	BRL	3,790	0	(36)
07/2020	2,884	DKK	19,040	0	(13)
07/2020	1,007	TRY	6,864	0	(8)
07/2020	552	ZAR	10,053	27	0
08/2020	478	RUB	33,353	0	(11)
10/2020	DKK	19,040	$2,890	13	0
MYI	07/2020	AUD	29,470	19,555	0	(783)
07/2020	$19,441	AUD	29,470	896	0
07/2020	9,395	DKK	62,270	7	(13)
07/2020	434	HUF	146,666	31	0
07/2020	8,198	JPY	876,927	0	(76)
08/2020	JPY	876,927	$8,201	76	0
09/2020	$2,132	PLN	8,387	0	(11)
10/2020	DKK	83,607	$12,644	20	(6)
RBC	09/2020	HKD	8,239	1,061	0	(2)
SCX	07/2020	EUR	15,909	17,707	0	(167)
07/2020	$20,275	AUD	29,470	63	0
07/2020	1,553	CLP	1,230,178	0	(55)
07/2020	495	COP	1,850,127	0	(3)
08/2020	AUD	29,470	$20,277	0	(64)
08/2020	EUR	17,419	19,578	0	(6)
SOG	07/2020	$3,382	DKK	22,450	3	0
07/2020	236	HUF	80,194	18	0
07/2020	102	ZAR	1,897	7	0
10/2020	DKK	22,450	$3,389	0	(2)
SSB	07/2020	$452	HUF	153,419	35	0
TOR	07/2020	AUD	29,470	$19,587	0	(750)
07/2020	JPY	2,755,200	25,593	76	0
07/2020	$5,308	JPY	567,715	0	(50)
08/2020	JPY	567,715	$5,310	50	0
UAG	07/2020	$5,700	JPY	609,293	0	(57)
07/2020	358	RUB	25,658	6	(5)
08/2020	JPY	609,293	$5,702	57	0
08/2020	$612	RUB	43,333	0	(6)
Total Forward Foreign Currency Contracts	$2,870	$(4,494)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2050	$64.000	08/06/2020	66,000	$3	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	66.000	07/07/2020	36,000	1	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	76.000	07/07/2020	46,200	2	0
Total Purchased Options	$6	$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	3,900	$(2)	$(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,900	(8)	(5)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	3,100	(4)	(3)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	3,500	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	3,500	(7)	(8)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	2,900	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	2,900	(6)	(6)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,400	(2)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	3,400	(2)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,400	(3)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	3,400	(5)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,600	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,600	(5)	(4)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	2,800	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	2,800	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,400	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,400	(6)	(5)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	3,200	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,200	(5)	(4)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,600	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,600	(5)	(4)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,800	(2)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,800	(7)	(6)
$(86)	$(76)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(1)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	3,200	(59)	0
$(150)	$(1)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	4,100	$(29)	$(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	2,200	(9)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	7,800	(54)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	11,700	(76)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	7,100	(33)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	5,100	(18)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	11,800	(46)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	4,600	(24)	(6)
$(289)	$(28)
Total Written Options	$(525)	$(105)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	EURMARGIN 2H20	$5.250	Maturity	12/31/2020	600	$0	$(1)	$0	$(1)
Receive	EURMARGIN CAL20	8.050	Maturity	12/31/2020	8,400	0	(34)	0	(34)
Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	2,400	(3)	0	0	(3)
Receive	HOBR CAL21	14.100	Maturity	12/31/2021	1,200	0	(3)	0	(3)
Pay	NAPHTHACO 2H20	3.300	Maturity	12/31/2020	1,800	0	(3)	0	(3)
CBK	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	95,200	(2)	(93)	0	(95)
GST	Receive	EURMARGIN 4Q20	5.950	Maturity	12/31/2020	300	0	(1)	0	(1)
Receive	HOBR CAL21	14.080	Maturity	12/31/2021	2,400	0	(5)	0	(5)
JPM	Pay	CBOT Wheat September Futures	5.110	Maturity	08/21/2020	360,000	0	69	69	0
Receive	EBOBFUEL CAL20	21.950	Maturity	12/31/2020	1,200	0	(16)	0	(16)
Receive	EURMARGIN G0-Z0	6.900	Maturity	12/31/2020	16,200	0	(47)	0	(47)
Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	17,400	(10)	(81)	0	(91)
MAC	Receive	EBOBFUEL CAL20	22.100	Maturity	12/31/2020	1,200	0	(16)	0	(16)
Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	24,000	0	(7)	0	(7)
MYC	Receive	EBOBFUEL CAL20	21.500	Maturity	12/31/2020	900	0	(11)	0	(11)
Receive	EURMARGIN 4Q20	5.850	Maturity	12/31/2020	600	0	(1)	0	(1)
Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	1,200	0	2	2	0
Receive	EURMARGIN G0-Z0	7.550	Maturity	12/31/2020	8,400	0	(30)	0	(30)
Receive	EUROBOBCO CAL20	8.220	Maturity	12/31/2020	18,000	0	(115)	0	(115)
Receive	EUROBOBCO CAL21	7.650	Maturity	12/31/2021	10,800	0	(56)	0	(56)
Receive	NAPHTHACO CA21	7.000	Maturity	12/31/2021	3,600	0	10	10	0
Receive	ULSDCO 2H20	10.620	Maturity	12/31/2020	7,200	0	(17)	0	(17)
$(15)	$(456)	$81	$(552)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$3,200	$(95)	$119	$24	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	2,600	(121)	147	26	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	2,300	(142)	164	22	0
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	13,300	(440)	539	99	0
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	5,200	(151)	190	39	0
								$(949)	$1,159	$210	$0
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA		1.800%	Maturity	07/20/2026	$1,900	$0	$52	$52	$0
	Pay	CPURNSA		1.805	Maturity	09/20/2026	900	0	26	26	0
								$0	$78	$78	$0
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	448	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$4,185	$0	$(172)	$0	$(172)
CIB	Receive	PIMCODB Index (7)	872,797	0.000%	Monthly	02/16/2021	61,096	0	913	913	0
GST	Receive	BCOMGC Index	533,521	0.070%	Monthly	02/16/2021	104,333	0	4,425	4,425	0
JPM	Receive	BCOMF1TC Index (8)	332,258	0.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	36,630	0	792	792	0
	Receive	JMABFNC2 Index (9)	122,593	0.170%	Monthly	02/16/2021	44,327	0	1,023	1,023	0
MAC	Receive	PIMCODB Index (10)	1,155,597	0.000%	Monthly	02/16/2021	79,386	0	1,191	1,191	0
SOG	Receive	DWRTFT Index	1,432	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/01/2020	13,378	0	(548)	0	(548)
UAG	Receive	DWRTFT Index	254	0.433% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,276	0	(1)	0	(1)
	Receive	DWRTFT Index	727	0.283% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/05/2021	6,514	0	(1)	0	(1)
	Receive	DWRTFT Index	1,117	0.383% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/05/2021	10,009	0	(3)	0	(3)
								$0	$7,619	$8,344	$(725)
Total Swap Agreements								$(964)	$8,400	$8,713	$(1,277)
(n)

Securities with an aggregate market value of $3,372 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)				YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

(7) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	3.4%	$2,060
Arabica Coffee December 2020 Futures	1.9	1,190
Arabica Coffee September 2020 Futures	0.6	399
Brent Crude January 2021 Futures	0.9	534
Cocoa September 2020 Futures	1.0	599
Copper December 2020 Futures	2.7	1,629
Copper September 2020 Futures	5.8	3,520
Corn September 2020 Futures	0.2	132
Cotton No. 02 December 2020 Futures	5.8	3,576
Gas Oil November 2020 Futures	1.2	712
Gold 100 oz. August 2020 Futures	2.9	1,770
Hard Red Winter Wheat September 2020 Futures	1.1	659
Lead November 2020 Futures	0.6	388
Live Cattle August 2020 Futures	6.4	3,881
New York Harbor ULSD November 2020 Futures	1.6	979
Nickel November 2020 Futures	2.2	1,331
Nickel September 2020 Futures	6.6	4,023
NYMEX - Natural Gas September 2022 Futures	3.7	2,275
Platinum October 2020 Futures	3.3	2,005
RBOB Gasoline November 2020 Futures	5.1	3,121
Silver September 2020 Futures	2.8	1,697
Soybean Meal December 2020 Futures	4.5	2,790
Soybeans November 2020 Futures	2.2	1,359
Sugar No. 11 March 2021 Futures	3.9	2,360
Sugar No. 11 October 2020 Futures	1.1	665
Wheat September 2020 Futures	1.5	922
WTI Crude November 2020 Futures	0.8	510
Zinc November 2020 Futures	1.3	791
Zinc September 2020 Futures	6.6	4,057

Total Long Futures Contracts		$49,934

Cash	18.3%	$11,162
Total Notional Amount		$61,096

(8) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	4.5%	$1,635
Arabica Coffee September 2020 Futures	2.6	948
Brent Crude September 2020 Futures	4.9	1,795
Copper September 2020 Futures	7.9	2,881
Corn September 2020 Futures	6.0	2,195
Cotton No. 02 December 2020 Futures	1.5	551
Gas Oil September 2020 Futures	1.7	640
Gold 100 oz. August 2020 Futures	18.0	6,601
Hard Red Winter Wheat September 2020 Futures	1.6	583
Lean Hogs August 2020 Futures	1.5	533
Live Cattle August 2020 Futures	3.6	1,296
New York Harbor ULSD September 2020 Futures	1.4	530
Nickel September 2020 Futures	2.9	1,072
NYMEX - Natural Gas September 2022 Futures	7.7	2,802
RBOB Gasoline September 2020 Futures	1.8	656
Silver September 2020 Futures	4.4	1,622
Soybean Meal December 2020 Futures	3.7	1,371
Soybean Oil December 2020 Futures	2.8	1,018
Soybeans November 2020 Futures	6.1	2,232
Sugar No. 11 October 2020 Futures	3.1	1,122
Wheat September 2020 Futures	3.1	1,152
WTI Crude September 2020 Futures	5.8	2,131
Zinc September 2020 Futures	3.4	1,263

Total Long Futures Contracts		$36,629

Total Notional Amount		$36,629

(9) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Brent Crude November 2020 Futures	10.7%	$4,739
Copper December 2020 Futures	10.3	4,584
Gas Oil November 2020 Futures	4.4	1,950
Gold 100 oz. December 2020 Futures	19.5	8,671
Lean Hogs October 2020 Futures	0.8	358
Live Cattle October 2020 Futures	1.9	860
New York Harbor ULSD November 2020 Futures	4.4	1,939
Nickel November 2020 Futures	9.8	4,334
RBOB Gasoline November 2020 Futures	6.1	2,682
Silver December 2020 Futures	4.8	2,119
Soybean Meal December 2020 Futures	7.5	3,333
Soybeans November 2020 Futures	17.8	7,880
Sugar No. 11 October 2020 Futures	2.0	877

Total Long Futures Contracts		$44,326

Total Notional Amount		$44,326
(10) The following table represents the individual positions within the total return swap as of June 30, 2020:
Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount

Aluminum September 2022 Futures	3.4%	$2,677
Arabica Coffee December 2020 Futures	1.9	1,547
Arabica Coffee September 2020 Futures	0.7	519
Brent Crude January 2021 Futures	0.9	694
Cocoa September 2020 Futures	1.0	778
Copper December 2020 Futures	2.7	2,117
Copper September 2020 Futures	5.7	4,573
Corn September 2020 Futures	0.2	171
Cotton No. 02 December 2020 Futures	5.9	4,646
Gas Oil November 2020 Futures	1.2	925
Gold 100 oz. August 2020 Futures	2.9	2,300
Hard Red Winter Wheat September 2020 Futures	1.1	856
Lead November 2020 Futures	0.6	504
Live Cattle August 2020 Futures	6.3	5,044
New York Harbor ULSD November 2020 Futures	1.6	1,272
Nickel November 2020 Futures	2.2	1,729
Nickel September 2020 Futures	6.6	5,228
NYMEX - Natural Gas September 2022 Futures	3.7	2,957
Platinum October 2020 Futures	3.3	2,605
RBOB Gasoline November 2020 Futures	5.1	4,056
Silver September 2020 Futures	2.8	2,205
Soybean Meal December 2020 Futures	4.5	3,625
Soybeans November 2020 Futures	2.2	1,766
Sugar No. 11 March 2021 Futures	3.9	3,066
Sugar No. 11 October 2020 Futures	1.1	864
Wheat September 2020 Futures	1.5	1,198
WTI Crude November 2020 Futures	0.8	663
Zinc November 2020 Futures	1.3	1,027
Zinc September 2020 Futures	6.6	5,271

Total Long Futures Contracts		$64,883

Cash	18.3%	$14,503
Total Notional Amount		$79,386
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,565	$0	$59,565
Industrials	0	3,421	0	3,421
Utilities	0	11,575	0	11,575
Municipal Bonds & Notes
West Virginia	0	146	0	146
U.S. Government Agencies	0	301,404	0	301,404
U.S. Treasury Obligations	0	660,582	0	660,582
Non-Agency Mortgage-Backed Securities	0	36,806	0	36,806
Asset-Backed Securities	0	88,517	0	88,517
Sovereign Issues	0	107,357	0	107,357
Common Stocks
Consumer Discretionary	1,015	0	0	1,015
Energy	2,669	0	0	2,669
Health Care	1,082	0	0	1,082
Industrials	988	0	0	988
Information Technology	601	0	0	601
Master Limited Partnerships
Energy	3,052	0	0	3,052
Preferred Securities
Banking & Finance	0	3,810	0	3,810
Real Estate Investment Trusts
Real Estate	73,567	0	0	73,567
Commodities	0	62,361	0	62,361
Short-Term Instruments
Repurchase Agreements	0	10,652	0	10,652
Argentina Treasury Bills	0	33	0	33
U.S. Treasury Bills	0	1	0	1
	$82,974	$1,346,230	$0	$1,429,204
Investments in Affiliates, at Value
Mutual Funds	93,148	0	0	93,148
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,867	0	0	17,867
	$111,015	$0	$0	$111,015
Total Investments	$193,989	$1,346,230	$0	$1,540,219
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(11,542)	$0	$(11,542)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	604	140	0	744
Over the counter	0	11,583	0	11,583
	$604	$11,723	$0	$12,327
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,234)	(511)	0	(1,745)
Over the counter	(5)	(5,871)	0	(5,876)
	$(1,239)	$(6,382)	$0	$(7,621)
Total Financial Derivative Instruments	$(635)	$5,341	$0	$4,706
Totals	$193,354	$1,340,029	$0	$1,533,383

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.4% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	55,060	$510
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
3.375% due 01/15/2023 ^(d)	EUR	5,000	2,213
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	136,540	1,178
			3,391
Total Argentina (Cost $14,143)			3,901
AUSTRALIA 1.7%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	4,831	3,328
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
RESIMAC Bastille Trust
1.024% due 12/05/2059 •		$1,059	1,052
1.104% due 09/05/2057 •		13,242	13,184
			14,236
SOVEREIGN ISSUES 1.6%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	22,110	16,095
3.000% due 02/20/2030		40,000	31,832
Northern Territory Treasury Corp. 2.000% due 04/21/2031		8,800	6,162
Queensland Treasury Corp.
1.750% due 08/21/2031		26,150	18,504
3.500% due 08/21/2030		51,500	42,770
South Australia Government Financing Authority
1.750% due 05/24/2032		17,100	11,929
2.750% due 05/24/2030		12,000	9,308
Treasury Corp. of Victoria
1.500% due 11/20/2030		31,800	22,263
2.500% due 10/22/2029		3,500	2,690
4.250% due 12/20/2032		23,500	21,245
Western Australian Treasury Corp. 2.750% due 07/24/2029		3,950	3,079
			185,877
Total Australia (Cost $197,061)			203,441
AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 8.875% due 10/15/2021 •(i)(j)	EUR	400	471
Total Austria (Cost $477)			471
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
5.093% due 01/15/2030		$34,435	34,366
6.125% due 01/17/2022		3,258	3,424

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

7.250% due 03/17/2044		900	982
			38,772
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	6,032
Total Brazil (Cost $46,008)			44,804
CANADA 2.0%
CORPORATE BONDS & NOTES 1.0%
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~		$34,800	34,617
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	10,740
HSBC Bank Canada
1.650% due 09/10/2022		$14,600	14,927
3.300% due 11/28/2021		22,600	23,463
Toronto-Dominion Bank 2.100% due 07/15/2022		34,500	35,663
			119,410
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
0.825% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	5,676	4,181
0.825% (CDOR01 + 0.300%) due 08/01/2020 ~		4,588	3,380
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~		11,146	8,136
2.867% due 02/12/2055 ~		16,700	12,116
3.072% due 08/12/2053		2,481	1,859
3.650% due 08/12/2053		6,200	4,799
			34,471
SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 1.500% due 12/01/2044 (h)		10,567	10,690
Province of Ontario
2.500% due 04/27/2026		$4,000	4,377
2.600% due 06/02/2027	CAD	46,300	37,551
Province of Quebec
3.000% due 09/01/2023		19,200	15,219
5.000% due 12/01/2038		8,100	8,907
			76,744
Total Canada (Cost $229,788)			230,625
CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 2.3%
Bowman Park CLO Ltd. 1.540% due 11/23/2025 •		$5,686	5,659
Brookside Mill CLO Ltd. 1.955% due 01/17/2028 •		6,013	5,922
Cent CLO Ltd. 2.289% due 10/15/2026 •		23,400	23,112
CIFC Funding Ltd. 1.851% due 10/25/2027 •		18,450	18,194
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		5,553	5,480
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		6,018	6,014
Flagship CLO Ltd. 2.026% due 01/16/2026 •		2,131	2,118
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		11,965	11,658
Monarch Grove CLO 1.871% due 01/25/2028 •		13,425	13,274
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		2,179	2,151
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		7,412	7,344
Octagon Investment Partners Ltd.
2.069% due 07/15/2027 •		6,850	6,738
2.319% due 04/15/2026 •		56	56
OZLM Ltd. 1.840% due 07/30/2027 •		23,048	22,666
Palmer Square Loan Funding Ltd. 2.005% due 07/20/2028 •		12,500	12,433
Sound Point CLO Ltd. 2.025% due 01/20/2028 •		5,706	5,654

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		4,503	4,482
Symphony CLO Ltd.
2.099% due 04/15/2028 •		4,650	4,609
2.261% due 07/14/2026 •		8,517	8,436
Telos CLO Ltd. 2.085% due 04/17/2028 •		12,911	12,753
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •		2,403	2,394
TICP CLO Ltd. 1.975% due 04/20/2028 •		40,994	40,167
Tralee CLO Ltd. 2.245% due 10/20/2028 •		20,600	20,302
Venture CLO Ltd.
1.401% due 08/28/2029 •		21,800	21,297
2.099% due 04/15/2027 •		4,465	4,388
WhiteHorse Ltd. 2.065% due 04/17/2027 •		2,027	2,015
			269,316
CORPORATE BONDS & NOTES 0.7%
Ambac LSNI LLC 6.000% due 02/12/2023 •		785	777
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		6,900	7,253
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		1,700	1,796
KSA Sukuk Ltd. 2.894% due 04/20/2022		4,900	5,050
QNB Finance Ltd.
1.295% (SOFRRATE + 1.225%) due 02/12/2022 ~		4,700	4,688
1.713% (US0003M + 1.350%) due 05/31/2021 ~		42,100	42,341
Sands China Ltd.
4.600% due 08/08/2023		4,000	4,221
5.125% due 08/08/2025		4,100	4,457
5.400% due 08/08/2028		9,200	10,188
Sunac China Holdings Ltd. 7.875% due 02/15/2022		4,600	4,735
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,300	1,420
			86,926
Total Cayman Islands (Cost $358,396)			356,242
CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 2.450% due 01/31/2031		$9,700	10,064
Total Chile (Cost $9,696)			10,064
CHINA 10.6%
SOVEREIGN ISSUES 10.6%
China Development Bank
3.050% due 08/25/2026	CNY	811,100	113,216
3.180% due 04/05/2026		333,600	47,004
3.430% due 01/14/2027		23,000	3,274
3.500% due 08/13/2026		404,900	57,915
3.680% due 02/26/2026		2,453,700	354,540
3.740% due 09/10/2025		7,300	1,060
3.800% due 01/25/2036		63,000	8,989
4.040% due 04/10/2027		851,200	125,379
4.040% due 07/06/2028		181,100	26,764
4.150% due 10/26/2025		54,900	8,119
4.240% due 08/24/2027		1,581,200	235,673
4.880% due 02/09/2028		530,900	82,526
China Government Bond
2.700% due 11/03/2026		170,500	23,975
2.740% due 08/04/2026		654,000	92,453
2.950% due 06/16/2023		43,900	6,309
3.220% due 12/06/2025		44,000	6,371
3.290% due 10/18/2023		131,900	19,115
3.400% due 02/09/2027		26,000	3,814
3.820% due 11/02/2027		144,200	21,770
4.400% due 12/12/2046		11,500	1,873

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total China (Cost $1,244,977)			1,240,139
DENMARK 4.9%
CORPORATE BONDS & NOTES 4.9%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,049,226	156,794
1.500% due 10/01/2050		92,013	14,154
2.500% due 10/01/2047		19	3
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		539,608	80,422
1.500% due 10/01/2050		143,406	22,048
2.500% due 10/01/2047		29	5
Nykredit Realkredit A/S
1.000% due 10/01/2050		1,233,726	183,896
1.500% due 10/01/2050		787,873	121,185
2.500% due 10/01/2036		2,332	369
2.500% due 10/01/2047		616	98
Realkredit Danmark A/S
2.500% due 04/01/2047		20	3
Total Denmark (Cost $566,057)			578,977
FINLAND 1.1%
SOVEREIGN ISSUES 1.1%
Finland Government Bond
0.500% due 04/15/2026 (m)	EUR	54,300	64,551
0.875% due 09/15/2025 (m)		56,300	67,967
Total Finland (Cost $128,276)			132,518
FRANCE 3.0%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas S.A.
3.375% due 01/23/2026	GBP	8,500	11,512
6.750% due 03/14/2022 •(i)(j)		$1,200	1,222
7.625% due 03/30/2021 •(i)(j)		500	508
Credit Agricole S.A. 2.040% (US0003M + 1.020%) due 04/24/2023 ~		5,300	5,308
Danone S.A.
2.077% due 11/02/2021		2,000	2,036
2.589% due 11/02/2023		1,300	1,370
Dexia Credit Local S.A. 3.250% due 09/26/2023		6,800	7,397
Pernod Ricard S.A.
4.450% due 01/15/2022		3,400	3,591
5.750% due 04/07/2021		496	515
Societe Generale S.A.
6.750% due 04/07/2021 •(i)(j)	EUR	800	894
7.375% due 09/13/2021 •(i)(j)		$1,400	1,415
			35,768
SOVEREIGN ISSUES 2.7%
France Government International Bond
1.500% due 05/25/2050 (m)	EUR	27,400	38,820
2.000% due 05/25/2048 (m)		128,800	200,786
3.250% due 05/25/2045 (m)		38,900	72,479
			312,085
Total France (Cost $266,092)			347,853
GERMANY 1.6%
CORPORATE BONDS & NOTES 1.6%
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,300	1,457
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$6,500	6,467
1.913% (US0003M + 0.815%) due 01/22/2021 ~		19,900	19,757
2.625% due 02/12/2026	EUR	10,500	12,398
3.150% due 01/22/2021		$2,000	2,010
3.961% due 11/26/2025 •		32,100	33,709
4.250% due 02/04/2021		9,200	9,305
4.250% due 10/14/2021		60,000	61,596
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	500	563
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)		9,000	10,099
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		1,400	1,552

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$2,900	2,956
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	11,391
Volkswagen Bank GmbH
0.062% due 06/15/2021 •	EUR	3,700	4,130
0.625% due 09/08/2021		3,200	3,587
1.875% due 01/31/2024		5,900	6,793
Volkswagen Leasing GmbH 0.114% due 07/06/2021 •		2,700	3,012
Total Germany (Cost $188,834)			190,782
GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$16,800	18,105
Total Guernsey, Channel Islands (Cost $16,778)			18,105
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$11,400	10,454
State Bank of India 4.000% due 01/24/2022		2,180	2,235
Total India (Cost $13,716)			12,689
INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	8,400	9,824
2.875% due 07/08/2021		6,200	7,141
Total Indonesia (Cost $17,086)			16,965
IRELAND 1.1%
ASSET-BACKED SECURITIES 1.0%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	5,500	6,097
Arbour CLO DAC 0.870% due 01/15/2030 •		8,800	9,820
Aurium CLO DAC 0.670% due 04/16/2030 •		7,500	8,354
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		16,850	18,842
Castle Park CLO DAC 0.780% due 01/15/2028 •		2,299	2,566
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •		7,700	8,570
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		20,880	23,375
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		8,800	9,749
Toro European CLO DAC 0.900% due 10/15/2030 •		23,700	26,307
			113,680
CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$2,500	2,525
4.500% due 05/15/2021		7,000	7,045
4.625% due 10/30/2020		700	703
AIB Group PLC
4.263% due 04/10/2025 •		300	320
4.750% due 10/12/2023		3,200	3,454
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		1,900	1,938
			15,985
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit 1.000% due 02/17/2030 •	EUR	2,697	2,943

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Ireland (Cost $133,837)			132,608
ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
3.250% due 01/17/2028		$6,400	7,261
3.800% due 05/13/2060		22,300	25,952
4.125% due 01/17/2048		6,300	7,829
Total Israel (Cost $36,206)			41,042
ITALY 2.2%
CORPORATE BONDS & NOTES 1.0%
Banca Carige SpA
1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	32,500	36,733
1.539% due 10/25/2021 •		34,500	39,026
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(i)(j)		3,300	3,700
7.750% due 01/11/2027 •(i)(j)		3,400	4,185
UniCredit SpA
7.500% due 06/03/2026 •(i)(j)		4,200	4,951
7.830% due 12/04/2023		$22,190	25,691
9.250% due 06/03/2022 •(i)(j)	EUR	1,000	1,199
			115,485
SOVEREIGN ISSUES 1.2%
Italy Buoni Poliennali Del Tesoro
1.650% due 12/01/2030		4,100	4,761
1.750% due 07/01/2024 (m)		27,800	32,768
2.100% due 07/15/2026 (m)		31,100	37,513
2.450% due 09/01/2050 (m)		36,570	43,236
2.950% due 09/01/2038 (m)		13,300	17,469
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	9,097
			144,844
Total Italy (Cost $247,386)			260,329
JAPAN 12.1%
CORPORATE BONDS & NOTES 1.7%
Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~		$46,700	46,729
2.091% due 09/14/2021		17,325	17,555
2.241% due 02/16/2021		2,300	2,314
2.362% due 05/28/2021		100	101
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •(m)		3,400	3,964
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		7,200	7,477
2.950% due 03/01/2021		3,674	3,733
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		3,400	3,509
Mizuho Financial Group, Inc.
0.990% (US0003M + 0.630%) due 05/25/2024 ~		18,500	18,141
1.195% (US0003M + 0.880%) due 09/11/2022 ~		16,600	16,656
1.315% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,718
2.953% due 02/28/2022		300	311
3.922% due 09/11/2024 •		9,600	10,395
NTT Finance Corp. 1.900% due 07/21/2021		2,400	2,429
ORIX Corp. 3.250% due 12/04/2024		2,500	2,700
Panasonic Corp. 2.536% due 07/19/2022		5,300	5,457
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		2,200	2,260
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,946
Sumitomo Mitsui Financial Group, Inc.
1.993% (US0003M + 1.680%) due 03/09/2021 ~		$17,200	17,372
2.934% due 03/09/2021		4,100	4,170
Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060 (b)		13,000	13,072
4.400% due 11/26/2023		1,700	1,892
Toyota Industries Corp. 3.110% due 03/12/2022		5,000	5,152

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Toyota Tsusho Corp. 3.625% due 09/13/2023		400	429
			202,482
SOVEREIGN ISSUES 10.4%
Development Bank of Japan, Inc. 2.000% due 10/19/2021		1,600	1,631
Japan Bank for International Cooperation
1.750% due 10/17/2024		4,900	5,129
3.250% due 07/20/2023		7,800	8,445
3.375% due 10/31/2023		4,000	4,373
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		1,800	1,867
3.000% due 03/12/2024		4,700	5,083
3.375% due 09/27/2023		12,600	13,700
Japan Government International Bond
0.100% due 03/10/2028 (h)	JPY	10,200,163	94,137
0.100% due 03/20/2029		11,016,000	103,138
0.100% due 03/20/2030		8,570,000	79,947
0.500% due 09/20/2046		10,110,000	92,986
0.500% due 03/20/2049		7,786,000	70,776
0.700% due 12/20/2048		17,000,000	162,855
1.400% due 09/20/2034		13,120,000	141,379
1.700% due 09/20/2032		37,870,000	416,723
Tokyo Metropolitan Government
2.000% due 05/17/2021		$7,000	7,086
2.500% due 06/08/2022		6,300	6,524
			1,215,779
Total Japan (Cost $1,338,036)			1,418,261
JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
AA Bond Co. Ltd. 2.750% due 07/31/2043	GBP	200	233
Total Jersey, Channel Islands (Cost $249)			233
KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond 3.500% due 03/20/2027		$62,300	69,663
Total Kuwait (Cost $62,561)			69,663
LITHUANIA 0.3%
SOVEREIGN ISSUES 0.3%
Lithuania Government International Bond 6.125% due 03/09/2021		$33,000	34,282
Total Lithuania (Cost $33,759)			34,282
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Aroundtown S.A. 1.625% due 01/31/2028	EUR	2,200	2,520
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022		7,000	7,953
Emerald Bay S.A. 0.000% due 10/08/2020 (f)		7,241	7,969
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (f)		9,700	10,836
Total Luxembourg (Cost $30,000)			29,278
MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$4,300	4,788
4.550% due 04/21/2050		3,300	4,201

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

4.800% due 04/21/2060		4,200	5,790
			14,779
SOVEREIGN ISSUES 0.6%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	46,900	11,530
3.906% due 07/15/2026		48,900	12,193
3.955% due 09/15/2025		14,600	3,656
Malaysia Government Investment Issue
3.422% due 09/30/2027		26,200	6,388
3.655% due 10/15/2024		44,100	10,772
4.130% due 07/09/2029		34,100	8,686
4.369% due 10/31/2028		45,600	11,781
			65,006
Total Malaysia (Cost $75,740)			79,785
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
4.750% due 04/27/2032		$5,200	5,746
5.000% due 04/27/2051		6,100	6,594
Total Mexico (Cost $10,735)			12,340
NETHERLANDS 1.7%
ASSET-BACKED SECURITIES 0.4%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	6,200	6,917
Babson Euro CLO BV 0.659% due 10/25/2029 •		6,181	6,881
BNPP AM Euro CLO 0.650% due 10/15/2031 •		1,900	2,105
Cairn CLO BV 0.670% due 01/31/2030 •		4,050	4,472
Dryden Euro CLO BV 0.880% due 01/15/2030 •		9,500	10,628
Euro-Galaxy CLO BV 0.750% due 01/17/2031 •		3,000	3,325
Tikehau CLO BV 0.880% due 12/07/2029 •		10,700	11,913
			46,241
CORPORATE BONDS & NOTES 1.3%
BMW Finance NV 2.250% due 08/12/2022		$19,300	19,930
BNG Bank NV 4.750% due 03/06/2023	AUD	11,010	8,429
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(i)(j)	EUR	5,800	6,717
Enel Finance International NV
2.650% due 09/10/2024		$26,100	27,296
4.625% due 09/14/2025		1,200	1,368
ING Bank NV
0.375% due 11/26/2021	EUR	25,000	28,219
2.625% due 12/05/2022		$25,000	26,237
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		400	397
LeasePlan Corp. NV 0.259% (EUR003M + 0.520%) due 11/04/2020 ~	EUR	4,200	4,712
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		$7,400	7,533
NXP BV
4.125% due 06/01/2021		2,700	2,781
4.625% due 06/15/2022		700	746
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	4,300	4,806
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		$9,500	9,609

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Volkswagen International Finance NV 4.000% due 08/12/2020		400	401
			149,181
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)		2,500,000	2,997
Total Netherlands (Cost $195,438)			198,419
		PRINCIPAL AMOUNT (000s)
NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	21,282
3.250% due 06/28/2023		6,500	7,008
Sparebanken Soer Boligkreditt A/S 0.250% due 03/22/2021	EUR	2,000	2,258
Total Norway (Cost $29,373)			30,548
PANAMA 0.0%
SOVEREIGN ISSUES 0.0%
Panama Government International Bond
4.300% due 04/29/2053		$600	719
4.500% due 04/01/2056		1,400	1,724
Total Panama (Cost $2,107)			2,443
PERU 0.7%
SOVEREIGN ISSUES 0.7%
Peru Government International Bond
5.350% due 08/12/2040	PEN	32,500	9,221
5.400% due 08/12/2034		18,300	5,449
5.940% due 02/12/2029		51,330	16,742
6.350% due 08/12/2028		164,700	55,068
6.950% due 08/12/2031		600	206
Total Peru (Cost $84,239)			86,686
POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	32,699
4.000% due 10/25/2023		1,450	411
Total Poland (Cost $31,899)			33,110
QATAR 2.2%
CORPORATE BONDS & NOTES 0.0%
Qatari Diar Finance QSC 5.000% due 07/21/2020		$2,600	2,611
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		47,900	47,816
SOVEREIGN ISSUES 1.8%
Qatar Government International Bond
3.375% due 03/14/2024		7,100	7,617
3.750% due 04/16/2030		9,500	10,841
3.875% due 04/23/2023		94,900	102,007
4.000% due 03/14/2029		33,800	38,959
4.400% due 04/16/2050		9,900	12,278

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

4.500% due 04/23/2028		33,600	39,686
			211,388
Total Qatar (Cost $242,122)			261,815
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	1,627,600	25,922
Total Russia (Cost $25,317)			25,922
SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$9,900	10,112
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021		91,400	92,893
2.875% due 03/04/2023		14,700	15,362
3.250% due 10/26/2026		13,000	14,073
3.625% due 03/04/2028		15,100	16,630
4.000% due 04/17/2025		48,300	53,657
4.375% due 04/16/2029		5,000	5,826
			198,441
Total Saudi Arabia (Cost $198,685)			208,553
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
1.606% (US0003M + 1.050%) due 05/02/2021 ~		$2,000	1,983
2.750% due 09/18/2022		1,900	1,914
3.500% due 09/18/2027		4,100	4,233
DBS Bank Ltd. 3.300% due 11/27/2021		7,600	7,907
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		11,500	11,508
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		3,700	3,959
Total Singapore (Cost $30,554)			31,504
SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$19,817	22,866
Total Slovenia (Cost $20,368)			22,866
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$10,800	10,264
Total South Africa (Cost $10,800)			10,264
SOUTH KOREA 2.2%
SOVEREIGN ISSUES 2.2%
Korea Government International Bond
2.125% due 06/10/2027	KRW	25,325,000	22,312
2.375% due 12/10/2027		25,830,000	23,168
2.375% due 12/10/2028		115,240,000	103,687
2.625% due 06/10/2028		80,130,000	73,339
5.500% due 03/10/2028		25,830,000	28,079
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$3,700	4,013

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total South Korea (Cost $258,349)			254,598
SPAIN 4.6%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(i)(j)	EUR	2,200	2,410
Merlin Properties Socimi S.A. 2.225% due 04/25/2023		5,200	5,913
			8,323
		SHARES
PREFERRED SECURITIES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)		4,200,000	4,890
Banco Santander S.A.
5.250% due 09/29/2023 •(i)(j)		400,000	426
6.250% due 09/11/2021 •(i)(j)		4,000,000	4,315
6.750% due 04/25/2022 •(i)(j)		1,200,000	1,388
			11,019
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035 (m)		$3,500	4,933
4.801% due 07/31/2020		8,000	9,034
4.900% due 09/15/2021		17,700	20,986
Spain Government International Bond
0.250% due 07/30/2024 (m)		44,050	50,442
1.250% due 10/31/2030 (m)		145,200	176,060
1.400% due 07/30/2028 (m)		80,000	98,347
1.450% due 04/30/2029 (m)		75,300	92,985
2.700% due 10/31/2048 (m)		8,900	13,526
2.900% due 10/31/2046 (m)		28,400	44,264
5.250% due 04/06/2029	GBP	900	1,458
			512,035
Total Spain (Cost $504,776)			531,377
SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Development Bank 5.250% due 03/23/2022	AUD	200	149
Council of Europe Development Bank 6.000% due 10/08/2020		8,300	5,813
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,161
0.500% due 12/21/2023		500	341
European Investment Bank
0.500% due 06/21/2023		13,600	9,332
0.500% due 08/10/2023		20,700	14,247
Total Supranational (Cost $37,551)			31,043
SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB 2.500% due 04/05/2022		$21,700	22,477
Total Sweden (Cost $21,692)			22,477
SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Credit Suisse AG
0.750% due 09/17/2021	EUR	4,500	5,121
6.500% due 08/08/2023 (j)		$14,614	16,020
Credit Suisse Group AG
1.513% (US0003M + 1.200%) due 12/14/2023 ~		16,100	16,115
2.997% due 12/14/2023 •		800	833
3.869% due 01/12/2029 •		4,700	5,192

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

4.194% due 04/01/2031 •		6,250	7,147
4.282% due 01/09/2028		900	1,008
6.250% due 12/18/2024 •(i)(j)		1,600	1,674
6.375% due 08/21/2026 •(i)(j)		1,200	1,220
7.250% due 09/12/2025 •(i)(j)		1,400	1,440
7.500% due 07/17/2023 •(i)(j)		2,200	2,287
UBS AG
5.125% due 05/15/2024 (j)		11,600	12,625
7.625% due 08/17/2022 (j)		8,347	9,313
UBS Group AG
3.000% due 04/15/2021		4,600	4,691
6.875% due 03/22/2021 •(i)(j)		2,000	2,029
7.125% due 08/10/2021 •(i)(j)		2,700	2,760
Total Switzerland (Cost $86,707)			89,475
UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$12,900	14,131
3.125% due 04/16/2030		17,200	18,994
3.875% due 04/16/2050		16,300	19,328
Total United Arab Emirates (Cost $47,931)			52,453
UNITED KINGDOM 13.1%
CORPORATE BONDS & NOTES 7.4%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	18,599
Barclays Bank PLC 7.625% due 11/21/2022 (j)		$42,839	46,664
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		5,200	5,154
1.822% (US0003M + 1.430%) due 02/15/2023 ~		19,300	19,251
3.250% due 01/12/2021		15,000	15,204
3.250% due 02/12/2027	GBP	1,100	1,450
3.250% due 01/17/2033		700	917
3.684% due 01/10/2023		$1,500	1,558
3.932% due 05/07/2025 •		3,200	3,459
4.338% due 05/16/2024 •		800	862
4.375% due 01/12/2026		1,650	1,865
4.610% due 02/15/2023 •		32,800	34,545
4.836% due 05/09/2028		15,800	17,350
4.950% due 01/10/2047		3,200	4,212
4.972% due 05/16/2029 •		5,400	6,330
5.088% due 06/20/2030 •		12,800	14,601
6.375% due 12/15/2025 •(i)(j)	GBP	400	468
7.125% due 06/15/2025 •(i)(j)		5,100	6,266
7.250% due 03/15/2023 •(i)(j)		900	1,111
7.750% due 09/15/2023 •(i)(j)		$3,600	3,660
7.875% due 03/15/2022 •(i)(j)		11,885	12,114
8.000% due 12/15/2020 •(i)(j)	EUR	8,350	9,433
8.000% due 06/15/2024 •(i)(j)		$5,000	5,184
BG Energy Capital PLC 4.000% due 10/15/2021		1,000	1,037
British Telecommunications PLC 9.625% due 12/15/2030		7,950	13,010
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	5,450	6,726
FCE Bank PLC
1.660% due 02/11/2021	EUR	3,900	4,331
1.875% due 06/24/2021		2,400	2,645
Frontier Finance PLC 8.000% due 03/23/2022	GBP	25,800	33,079
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~		$23,900	23,912
1.698% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,352
2.558% (US0003M + 2.240%) due 03/08/2021 ~		18,500	18,738
3.803% due 03/11/2025 •		1,700	1,838
3.973% due 05/22/2030 •		5,000	5,553
4.292% due 09/12/2026 •		11,000	12,251
4.583% due 06/19/2029 •		7,400	8,553
4.750% due 07/04/2029 •(i)(j)	EUR	8,800	9,388
4.950% due 03/31/2030		$3,200	3,839
5.875% due 09/28/2026 •(i)(j)	GBP	5,700	6,940
6.750% due 09/11/2028		3,600	5,732
Imperial Brands Finance PLC
2.950% due 07/21/2020		$2,600	2,603
3.750% due 07/21/2022		1,400	1,462
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	4,778
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	600	677

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

4.000% due 09/29/2020		500	568
4.875% due 03/30/2027	GBP	10,900	17,154
Lloyds Banking Group PLC
2.250% due 10/16/2024		100	128
3.000% due 01/11/2022		$9,447	9,773
3.870% due 07/09/2025 •		9,700	10,565
4.050% due 08/16/2023		21,400	23,291
4.375% due 03/22/2028		1,800	2,090
4.450% due 05/08/2025		5,000	5,674
4.500% due 11/04/2024		800	876
4.582% due 12/10/2025		9,700	10,781
4.650% due 03/24/2026		23,700	26,408
5.125% due 12/27/2024 •(i)(j)	GBP	1,900	2,157
7.500% due 09/27/2025 •(i)(j)		$3,948	4,099
7.625% due 06/27/2023 •(i)(j)	GBP	2,900	3,680
7.875% due 06/27/2029 •(i)(j)		3,500	4,835
Nationwide Building Society
3.766% due 03/08/2024 •		$16,700	17,611
3.960% due 07/18/2030 •		12,000	13,522
4.000% due 09/14/2026		7,275	7,872
Natwest Markets PLC 0.625% due 03/02/2022	EUR	5,000	5,601
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	1,300	1,610
Reckitt Benckiser Treasury Services PLC
0.857% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,690
2.375% due 06/24/2022		200	206
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		21,300	21,319
1.862% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,402
2.000% due 03/08/2023 •	EUR	800	915
2.000% due 03/04/2025 •		2,900	3,364
2.875% due 09/19/2026 •	GBP	1,100	1,418
3.498% due 05/15/2023 •		$4,500	4,673
3.754% due 11/01/2029 •		3,700	3,836
3.875% due 09/12/2023		1,900	2,050
4.269% due 03/22/2025 •		10,350	11,259
4.519% due 06/25/2024 •		16,700	18,158
4.800% due 04/05/2026		1,000	1,159
4.892% due 05/18/2029 •		300	354
5.076% due 01/27/2030 •		5,732	6,891
6.000% due 12/29/2025 •(i)(j)		15,400	15,639
6.100% due 06/10/2023		8,900	9,858
7.500% due 08/10/2020 •(i)(j)		12,500	12,550
8.000% due 08/10/2025 •(i)(j)		3,300	3,650
8.625% due 08/15/2021 •(i)(j)		4,600	4,793
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	15,106
2.875% due 08/05/2021		200	205
3.125% due 01/08/2021		4,000	4,050
3.373% due 01/05/2024 •		5,000	5,245
3.571% due 01/10/2023		4,200	4,360
3.823% due 11/03/2028 •		6,600	7,277
4.750% due 09/15/2025		5,750	6,258
4.796% due 11/15/2024 •		900	996
7.375% due 06/24/2022 •(i)(j)	GBP	1,000	1,270
Santander UK PLC
0.615% (SONIO/N + 0.550%) due 02/12/2027 ~		36,600	45,131
4.250% due 04/12/2021	EUR	5,200	6,051
5.000% due 11/07/2023		$2,404	2,627
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		38,000	38,097
Tesco Property Finance PLC 5.411% due 07/13/2044	GBP	9,491	15,585
Yorkshire Building Society
0.875% due 03/20/2023	EUR	5,300	5,971
1.250% due 06/11/2021		100	114
1.250% due 03/17/2022		2,600	2,952
			868,475
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Brunel Residential Mortgage Securitisation PLC 0.886% due 01/13/2039 •	GBP	2,471	3,058
Business Mortgage Finance PLC 2.292% due 02/15/2041 •		3,485	4,227
Durham Mortgages A PLC 0.825% due 03/31/2053 •		18,108	22,276
Durham Mortgages B PLC 0.856% due 03/31/2054 •		2,564	3,156
EuroMASTR PLC 0.393% due 06/15/2040 •		124	142
Eurosail PLC
0.000% due 12/10/2044 •	EUR	1,401	1,563
0.000% due 12/15/2044 •		7,714	8,298
0.000% due 03/13/2045 •		131	145

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

0.353% due 03/13/2045 •	GBP	22	27
0.362% due 06/10/2044 •		1,158	1,432
0.893% due 09/13/2045 •		1,435	1,707
1.143% due 06/13/2045 •		684	839
Finsbury Square PLC
0.000% due 06/16/2070 •(b)		10,300	12,776
1.023% due 03/16/2070 •		13,664	16,830
Great Hall Mortgages PLC
0.000% due 06/18/2038 •	EUR	14	16
0.000% due 03/18/2039 •		986	1,094
0.312% due 06/18/2039 •	GBP	24	29
0.322% due 06/18/2038 •		551	671
0.438% due 06/18/2039 •		$917	898
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	37,218	46,105
Landmark Mortgage Securities PLC 0.416% due 06/17/2038 •		16	20
Ludgate Funding PLC 0.000% due 01/01/2061 •	EUR	168	176
Mansard Mortgages PLC 0.843% due 12/15/2049 •	GBP	6,432	7,707
Newgate Funding PLC
0.000% due 12/01/2050 •	EUR	3,555	3,420
0.242% due 12/15/2050 •		6,854	7,411
0.393% due 12/15/2050 •	GBP	3,135	3,384
0.620% due 12/01/2050 •		60	70
0.892% due 12/15/2050 •	EUR	1,423	1,469
1.142% due 12/15/2050 «•		2,334	2,458
1.193% due 12/15/2050 •	GBP	3,131	3,616
1.443% due 12/15/2050 •		1,765	2,015
Paragon Mortgages PLC 0.000% due 06/15/2041 •	EUR	279	301
Residential Mortgage Securities PLC 1.382% due 09/20/2065 •	GBP	11,873	14,764
Resloc UK PLC
0.353% due 12/15/2043 •		591	683
0.413% due 12/15/2043 •		1,017	1,142
Ripon Mortgages PLC 1.056% due 08/20/2056 •		44,021	54,380
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	107	111
0.348% due 06/12/2044 •	GBP	1,864	2,151
0.368% due 06/12/2044 •		5,103	5,972
0.468% due 06/12/2044 •		$260	242
Silverstone Master Issuer PLC
1.235% due 01/21/2070 •	GBP	14,308	17,849
1.679% due 01/21/2070 •		$4,186	4,191
Towd Point Mortgage Funding
1.392% due 07/20/2045 •	GBP	47,770	59,040
1.481% due 02/20/2054 •		4,786	5,934
Towd Point Mortgage Funding PLC
1.056% (BP0003M + 0.800%) due 02/20/2045 ~		8,716	10,745
1.677% due 10/20/2051 •		25,709	31,863
Trinity Square PLC 1.818% due 07/15/2051 •		4,535	5,626
Uropa Securities PLC
0.402% due 06/10/2059 •		3,242	3,824
0.552% due 06/10/2059 •		791	894
0.752% due 06/10/2059 •		618	715
0.952% due 06/10/2059 •		658	747
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)		1	2,393
0.982% due 12/21/2049 •		51,466	63,176
1.682% due 09/21/2049 •		10,540	13,068
1.682% due 12/21/2049 •		6,230	7,594
2.182% due 12/21/2049 •		3,115	3,787
2.682% due 12/21/2049 •		1,780	2,154
3.182% due 12/21/2049 •		1,780	2,123
			472,504
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		19,280	3,739

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
0.625% due 10/22/2050	$19,000	23,499
1.750% due 01/22/2049	56,800	90,911
4.250% due 12/07/2040 (m)	40,600	85,799
		200,209
Total United Kingdom (Co st $1,536,412)		1,544,927
UNITED STATES 70.0%
ASSET-BACKED SECURITIES 5.1%
Accredited Mortgage Loan Trust 4.330% due 06/25/2033 þ	$106	106
ACE Securities Corp. Home Equity Loan Trust 0.575% due 02/25/2036 •	15,249	10,269
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.125% due 06/25/2029 •	197	180
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.005% due 02/25/2034 •	316	299
Asset-Backed Funding Certificates Trust 0.315% due 01/25/2037 •	5,471	4,153
Asset-Backed Securities Corp. Home Equity Loan Trust
1.280% due 02/25/2035 •	8,735	8,596
1.535% due 04/15/2033 •	861	839
Bear Stearns Asset-Backed Securities Trust
0.405% due 03/25/2037 •	9,991	9,134
0.845% due 10/25/2032 •	10	9
0.985% due 10/27/2032 •	38	37
1.185% due 10/25/2037 •	24	24
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •	282	225
0.335% due 12/25/2036 •	6,757	3,354
0.345% due 12/25/2036 •	3,253	2,171
0.355% due 05/25/2037 •	1,252	1,250
0.365% due 01/25/2037 •	6,221	4,986
0.445% due 03/25/2036 •	7,456	6,914
0.485% due 08/25/2036 •	16,899	15,532
4.444% due 10/25/2037 þ	1,573	1,667
Citigroup Mortgage Loan Trust, Inc.
0.445% due 03/25/2037 •	2,611	2,324
0.445% due 06/25/2037 •	3,726	3,495
Countrywide Asset-Backed Certificates
0.315% due 12/25/2036 ^•	1,371	1,241
0.325% due 05/25/2035 •	4,137	3,877
0.325% due 06/25/2035 •	6,827	5,901
0.325% due 08/25/2037 ^•	5,291	4,716
0.345% due 05/25/2036 •	2,977	2,862
0.355% due 06/25/2047 •	620	618
0.385% due 06/25/2047 ^•	7,130	6,251
0.425% due 03/25/2036 •	1,427	1,281
0.475% due 07/25/2036 •	8,551	8,463
0.525% due 12/25/2036 ^•	308	205
0.835% due 01/25/2036 •	4,900	4,609
4.717% due 08/25/2035 ^~	1,058	1,008
Countrywide Asset-Backed Certificates Trust
1.190% due 10/25/2035 •	12,200	11,716
1.760% due 12/25/2034 •	10,071	9,519
4.740% due 10/25/2035 ~	15	15
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •	35	33
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •	4	3
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	13,300	13,321
First Franklin Mortgage Loan Trust 1.085% due 03/25/2034 •	1,004	984
Fremont Home Loan Trust
0.335% due 10/25/2036 •	7,825	3,998
0.455% due 02/25/2036 •	7,522	6,570
GSAA Home Equity Trust
0.365% due 03/25/2036 •	7,836	3,733
5.995% due 03/25/2046 ^~	1,146	659
GSAMP Trust 0.315% due 12/25/2046 •	10,209	6,039
Home Equity Asset Trust 0.785% due 11/25/2032 •	2	2

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust
0.355% due 04/25/2037 •		5,015	3,662
0.425% due 04/25/2037 •		9,582	6,914
HSI Asset Securitization Corp. Trust
0.445% due 04/25/2037 •		8,136	5,058
0.595% due 01/25/2036 •		4,500	4,098
JPMorgan Mortgage Acquisition Trust
0.295% due 08/25/2036 •		60	46
0.320% due 07/25/2036 •		3,894	3,158
Long Beach Mortgage Loan Trust
0.705% due 08/25/2045 •		2,288	2,154
0.745% due 10/25/2034 •		12	11
MASTR Asset-Backed Securities Trust
0.285% due 08/25/2036 •		7,698	3,370
0.335% due 03/25/2036 •		874	656
0.335% due 10/25/2036 •		13,316	5,572
0.405% due 10/25/2036 •		3,962	1,696
0.920% due 10/25/2035 •		10,803	9,793
Merrill Lynch Mortgage Investors Trust
0.265% due 09/25/2037 •		38	21
0.305% due 02/25/2037 •		52	20
0.905% due 05/25/2036 •		563	548
MESA Trust 0.985% due 12/25/2031 •		71	70
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 10/25/2036 •		943	814
0.325% due 05/25/2037 •		4,046	3,202
0.335% due 11/25/2036 •		11,789	8,003
0.385% due 05/25/2037 •		40,217	26,106
0.425% due 06/25/2036 •		4,930	3,284
Morgan Stanley Home Equity Loan Trust
0.355% due 04/25/2037 •		12,693	8,349
0.415% due 04/25/2037 •		9,345	6,194
0.535% due 04/25/2037 •		1,345	905
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		1,573	605
Morgan Stanley Structured Trust 0.485% due 06/25/2037 •		8,800	7,471
New Century Home Equity Loan Trust 1.310% due 10/25/2033 •		8,404	8,246
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.475% due 03/25/2036 •		5,923	5,668
NovaStar Mortgage Funding Trust 0.315% due 03/25/2037 •		20,844	15,043
Option One Mortgage Loan Trust
0.325% due 02/25/2037 •		15,823	9,574
0.405% due 05/25/2037 •		2,628	1,859
0.965% due 02/25/2035 •		6,814	6,587
RAAC Trust 0.685% due 02/25/2037 •		6,962	6,426
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,481	6,897
5.675% due 06/25/2037 ^þ		16,477	5,182
5.731% due 11/25/2036 þ		26,915	14,472
Residential Asset Mortgage Products Trust
0.485% due 03/25/2036 •		2,480	2,394
0.625% due 12/25/2035 •		2,615	2,277
0.745% due 06/25/2032 •		41	37
Residential Asset Securities Corp. Trust 1.025% due 09/25/2034 •		800	776
Saxon Asset Securities Trust 1.935% due 12/25/2037 •		5,533	5,033
Securitized Asset-Backed Receivables LLC Trust
0.315% due 05/25/2037 ^•		281	225
0.355% due 08/25/2036 ^•		678	286
SLM Student Loan Trust 0.754% due 03/15/2038 •	GBP	2,993	3,547
Soundview Home Loan Trust
0.245% due 11/25/2036 •		$39	15
0.435% due 11/25/2036 •		10,717	9,524
0.455% due 12/25/2036 •		8,457	7,726
Structured Asset Securities Corp. Mortgage Loan Trust
0.345% due 03/25/2036 •		2,098	1,952
0.405% due 12/25/2036 •		19,167	15,620
0.415% due 05/25/2047 •		3,717	3,517
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		15,578	15,526
2.900% due 10/25/2059 ~		111,470	117,536
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	26,006
WaMu Asset-Backed Certificates WaMu Trust 0.475% due 05/25/2037 •		6,030	5,103

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 0.415% due 01/25/2037 •		21,575	18,657
			600,679
CORPORATE BONDS & NOTES 8.1%
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	812
Air Lease Corp.
3.375% due 06/01/2021		$2,400	2,410
3.875% due 04/01/2021		1,700	1,710
Ally Financial, Inc. 4.250% due 04/15/2021		200	204
Ambac Assurance Corp. 5.100% due 12/31/2049 (i)		1	1
American Express Co.
0.997% (US0003M + 0.620%) due 05/20/2022 ~		12,700	12,725
2.750% due 05/20/2022		9,700	10,078
American Tower Corp.
1.950% due 05/22/2026	EUR	3,800	4,542
3.000% due 06/15/2023		$900	960
Arrow Electronics, Inc. 3.250% due 09/08/2024		2,400	2,547
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		24,500	24,626
1.498% (US0003M + 1.180%) due 06/12/2024 ~		14,900	14,935
1.800% due 09/05/2026	EUR	18,600	21,871
2.169% (US0003M + 0.950%) due 07/15/2021 ~		$23,900	24,099
2.300% due 06/01/2027		4,000	4,136
3.500% due 06/01/2041		2,000	2,108
3.650% due 06/01/2051		5,900	6,183
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		14,500	13,793
6.750% due 04/06/2021		1,300	1,307
7.125% due 10/15/2020		1,100	1,105
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		5,300	5,294
1.323% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,298
2.750% due 07/15/2021		400	407
3.875% due 12/15/2023		2,700	2,964
4.250% due 12/15/2025		10,300	11,843
4.375% due 12/15/2028		8,700	10,172
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		2,400	2,818
BMW U.S. Capital LLC 2.000% due 04/11/2021		2,500	2,522
Boeing Co. 2.300% due 08/01/2021		9,800	9,891
Boston Scientific Corp.
3.450% due 03/01/2024		3,800	4,121
3.750% due 03/01/2026		2,400	2,727
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~		11,400	11,190
Broadcom, Inc. 3.459% due 09/15/2026		3,648	3,921
Campbell Soup Co.
3.300% due 03/15/2021		6,200	6,306
3.650% due 03/15/2023		1,972	2,105
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		3,100	3,305
Charles Schwab Corp. 5.375% due 06/01/2025 •(i)		4,900	5,247
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,116
3.750% due 02/15/2028		19,100	20,851
4.464% due 07/23/2022		12,050	12,852
5.125% due 07/01/2049		5,200	6,013
Citibank N.A.
0.977% (US0003M + 0.600%) due 05/20/2022 ~		25,100	25,148
2.844% due 05/20/2022 •		12,400	12,648
CNH Industrial Capital LLC 4.375% due 11/06/2020		500	505
Comcast Corp. 0.250% due 05/20/2027	EUR	10,300	11,377
Conagra Brands, Inc. 1.820% (US0003M + 0.500%) due 10/09/2020 ~		$300	300
Crown Castle International Corp. 4.875% due 04/15/2022		600	641
CVS Health Corp.
2.750% due 12/01/2022		1,000	1,044
3.350% due 03/09/2021		1,009	1,029
3.625% due 04/01/2027		1,900	2,137
3.700% due 03/09/2023		6,100	6,557
CyrusOne LP 1.450% due 01/22/2027	EUR	4,300	4,658

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Daimler Finance North America LLC
1.292% (US0003M + 0.900%) due 02/15/2022 ~		$18,000	17,791
2.850% due 01/06/2022		800	818
2.875% due 03/10/2021		500	505
Dell International LLC 4.420% due 06/15/2021		6,000	6,168
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024		4,242	4,167
Duke Energy Corp.
0.924% (US0003M + 0.500%) due 05/14/2021 ~		9,600	9,621
0.965% (US0003M + 0.650%) due 03/11/2022 ~		17,600	17,590
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022		1,800	1,979
Enable Midstream Partners LP 3.900% due 05/15/2024		900	882
Energy Transfer Operating LP 4.650% due 06/01/2021		4,700	4,801
Equitable Holdings, Inc.
3.900% due 04/20/2023		1,000	1,071
4.350% due 04/20/2028		4,100	4,594
Fidelity National Information Services, Inc.
0.125% due 05/21/2021	EUR	8,200	9,189
0.400% due 01/15/2021		4,100	4,610
1.700% due 06/30/2022	GBP	3,700	4,651
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •	EUR	1,500	1,536
0.080% due 12/01/2021 •		200	212
0.185% due 05/14/2021 •		2,300	2,501
0.986% (US0003M + 0.430%) due 11/02/2020 ~		$400	396
2.183% (US0003M + 0.810%) due 04/05/2021 ~		5,300	5,087
2.191% (US0003M + 0.880%) due 10/12/2021 ~		2,600	2,468
3.200% due 01/15/2021		1,000	988
3.336% due 03/18/2021		6,800	6,751
3.470% due 04/05/2021		400	393
5.750% due 02/01/2021		3,300	3,328
GATX Corp.
1.261% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,565
4.850% due 06/01/2021		1,100	1,141
General Mills, Inc.
1.716% (US0003M + 0.540%) due 04/16/2021 ~		2,700	2,706
4.000% due 04/17/2025		500	566
General Motors Financial Co., Inc.
1.041% (US0003M + 0.540%) due 11/06/2020 ~		800	797
2.170% (US0003M + 0.850%) due 04/09/2021 ~		100	99
Georgia-Pacific LLC 5.400% due 11/01/2020		700	711
Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	9,612
4.223% due 05/01/2029 •		$8,400	9,779
5.750% due 01/24/2022		10,600	11,439
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		9,400	10,177
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		7,900	7,855
Hewlett Packard Enterprise Co.
2.093% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,893
3.500% due 10/05/2021		2,600	2,683
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		3,800	3,819
International Lease Finance Corp. 8.250% due 12/15/2020		500	512
Jackson National Life Global Funding 2.375% due 09/15/2022		17,000	17,507
JPMorgan Chase & Co. 2.776% due 04/25/2023 •		11,100	11,498
Kilroy Realty LP 3.450% due 12/15/2024		1,800	1,889
Kinder Morgan, Inc. 5.000% due 02/15/2021		1,600	1,635
LG&E & KU Energy LLC 3.750% due 11/15/2020		1,300	1,305
Lifestorage LP 3.500% due 07/01/2026		4,400	4,720
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		2,600	2,606
Morgan Stanley
0.911% (SOFRRATE + 0.830%) due 06/10/2022 ~		31,000	31,003
0.959% (CDOR03 + 0.300%) due 02/03/2023 ~(k)	CAD	35,400	25,366
MPLX LP 3.500% due 12/01/2022		$600	625
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	11,100	13,734
Navient Corp.
5.000% due 10/26/2020		$200	199
5.875% due 03/25/2021		300	296

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Nissan Motor Acceptance Corp.
2.150% due 07/13/2020		400	400
2.550% due 03/08/2021		2,200	2,185
2.650% due 07/13/2022		1,100	1,084
3.150% due 03/15/2021		400	399
3.650% due 09/21/2021		1,200	1,203
3.875% due 09/21/2023		1,900	1,905
ONEOK, Inc. 4.550% due 07/15/2028		2,400	2,519
PECO Energy Co. 1.700% due 09/15/2021		1,100	1,115
Penske Truck Leasing Co. LP
3.300% due 04/01/2021		700	710
3.375% due 02/01/2022		1,100	1,129
3.450% due 07/01/2024		5,000	5,295
RELX Capital, Inc. 3.500% due 03/16/2023		600	640
Ryder System, Inc. 2.875% due 06/01/2022		10,000	10,350
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		1,400	1,493
Sempra Energy
0.763% (US0003M + 0.450%) due 03/15/2021 ~		6,400	6,411
1.719% (US0003M + 0.500%) due 01/15/2021 ~		2,000	2,000
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,200	2,192
Southern California Edison Co. 3.500% due 10/01/2023		12,200	13,113
Southern Co. 2.350% due 07/01/2021		10,900	11,087
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~		2,100	2,100
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~		1,100	1,025
3.950% due 06/15/2023		3,100	2,635
Springleaf Finance Corp. 8.250% due 12/15/2020		3,200	3,308
Sprint Corp. 7.250% due 09/15/2021		100	105
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		4,300	4,670
Verizon Communications, Inc. 4.329% due 09/21/2028		19,035	22,931
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~		20,400	20,413
1.375% (US0003M + 0.940%) due 11/12/2021 ~		17,900	17,849
3.350% due 05/13/2025		3,200	3,440
3.750% due 05/13/2030		1,000	1,108
3.875% due 11/13/2020		5,000	5,048
4.000% due 11/12/2021		15,500	16,144
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		5,800	5,800
Walt Disney Co.
1.750% due 01/13/2026		4,700	4,842
2.200% due 01/13/2028		4,500	4,705
2.650% due 01/13/2031		5,000	5,311
3.500% due 05/13/2040		2,800	3,062
3.600% due 01/13/2051		4,200	4,692
Wells Fargo & Co. 2.500% due 03/04/2021		9,000	9,126
Wells Fargo Bank N.A.
0.989% (US0003M + 0.620%) due 05/27/2022 ~		39,550	39,645
2.082% due 09/09/2022 •		7,900	8,029
2.897% due 05/27/2022 •		17,950	18,306
Weyerhaeuser Co. 4.000% due 04/15/2030		9,400	10,630
WP Carey, Inc. 2.000% due 01/20/2023	EUR	4,000	4,593
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		$18,556	19,270
			950,010
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,678	7,262
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		13,255	12,776
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		286	268
			20,306
MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041		100	163

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

California State General Obligation Bonds, Series 2017 0.962% (US0001M + 0.780%) due 04/01/2047 ~	12,500	12,481
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	325	329
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,580	1,658
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	605	605
		15,236
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust 3.869% due 09/25/2035 ^~	117	108
American Home Mortgage Assets Trust 0.375% due 05/25/2046 ^•	241	202
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	3,019	3,091
Banc of America Funding Trust
3.926% due 03/20/2036 ~	151	139
3.988% due 10/20/2046 ^~	46	37
4.185% due 01/20/2047 ^~	110	104
4.213% due 11/20/2034 ~	278	266
4.217% due 02/20/2036 ~	947	897
5.500% due 01/25/2036	154	140
6.000% due 03/25/2037 ^	239	214
Banc of America Mortgage Trust
3.234% due 06/25/2035 ~	147	130
3.883% due 04/25/2035 ~	128	113
4.089% due 09/25/2035 ^~	25	23
BCAP LLC Trust
2.431% due 01/26/2047 •	361	325
3.739% due 02/26/2036 ~	28	28
5.250% due 02/26/2036 ~	620	433
5.250% due 04/26/2037	1,272	989
Bear Stearns Adjustable Rate Mortgage Trust
3.118% due 05/25/2034 ~	105	90
3.205% due 07/25/2034 ~	45	46
3.801% due 05/25/2034 ~	130	121
3.889% due 02/25/2034 ~	10	10
3.937% due 10/25/2033 ~	53	52
4.220% due 01/25/2035 ~	255	241
4.332% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.229% due 01/25/2036 ^~	181	180
3.349% due 08/25/2036 ^~	178	128
3.497% due 08/25/2036 ^~	834	677
3.697% due 08/25/2036 ^~	1,218	791
3.736% due 09/25/2035 ^~	2,463	1,934
3.853% due 11/25/2035 ^~	64	57
3.938% due 11/25/2036 ^~	333	245
Bear Stearns Structured Products, Inc. Trust 4.251% due 12/26/2046 ^~	41	36
Chase Mortgage Finance Trust
3.386% due 07/25/2037 ~	690	602
3.988% due 02/25/2037 ~	238	234
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 05/25/2036 •	715	643
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	65	64
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	43	42
2.896% due 03/25/2037 ^~	440	370
3.894% due 07/25/2046 ^~	649	603
3.934% due 09/25/2037 ^~	630	593
3.979% due 08/25/2035 ~	20	20
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.413% due 09/25/2035 ^~	1,562	1,384
Commercial Mortgage Trust
0.701% due 03/10/2046 ~(a)	13,000	199
1.488% due 01/10/2046 ~(a)	4,402	113
1.845% due 07/10/2046 ~(a)	471	0
Countrywide Alternative Loan Trust
0.325% due 04/25/2047 •	872	773
0.355% due 01/25/2037 ^•	65	65
0.375% due 09/25/2046 ^•	547	499
0.380% due 09/20/2046 •	3,335	2,891
0.395% due 07/25/2046 ^•	42	36
0.400% due 03/20/2046 •	67	56
0.400% due 05/20/2046 ^•	569	439
0.400% due 07/20/2046 ^•	478	356
0.465% due 02/25/2037 •	250	217
0.535% due 05/25/2037 ^•	420	146
0.585% due 09/25/2035 ^•	188	130
0.635% due 09/25/2035 ^•	1,286	859
2.754% due 11/25/2047 ^•	2,441	2,066

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

2.884% due 11/25/2047 ^•	5,671	4,833
2.904% due 08/25/2035 •	261	246
3.843% due 02/25/2037 ^~	113	106
5.000% due 11/25/2035	4,748	3,752
5.200% due 11/25/2035 •	225	198
5.250% due 06/25/2035 ^	122	114
6.250% due 08/25/2037 ^	393	311
6.296% due 11/25/2035 •	217	196
6.500% due 08/25/2032	12	13
Countrywide Home Loan Mortgage Pass-Through Trust
0.725% due 03/25/2035 •	436	418
0.765% due 04/25/2035 •	12	11
0.825% due 03/25/2035 •	392	339
0.845% due 02/25/2035 •	9	9
3.427% due 08/25/2034 ^~	23	22
3.447% due 02/25/2047 ^~	199	176
3.462% due 03/25/2037 ^~	210	186
3.531% due 04/20/2036 ~	5,557	4,979
3.596% due 05/20/2036 ~	320	298
3.664% due 09/20/2036 ^~	121	109
3.799% due 08/25/2034 ^~	52	53
3.819% due 11/25/2034 ~	452	440
3.939% due 02/20/2036 ^•	437	412
6.000% due 08/25/2037	1,462	1,141
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~	10	9
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	2,079	1,772
DBUBS Mortgage Trust
0.381% due 11/10/2046 ~(a)	16,942	15
0.874% due 11/10/2046 ~(a)	7,426	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.325% due 07/25/2047 •	452	396
0.375% due 08/25/2047 •	9,150	7,679
0.935% due 10/25/2047 •	2,903	2,575
Downey Savings & Loan Association Mortgage Loan Trust 0.514% due 07/19/2045 ^•	10	1
First Horizon Mortgage Pass-Through Trust
3.864% due 08/25/2035 ~	88	73
4.760% due 10/25/2035 ~	75	74
GreenPoint Mortgage Funding Trust
0.365% due 01/25/2037 •	442	387
0.395% due 04/25/2036 •	429	400
0.725% due 11/25/2045 •	103	84
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~	10	10
GS Mortgage Securities Corp. 1.642% due 02/10/2046 ~(a)	10,717	332
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)	17,979	654
GSR Mortgage Loan Trust
0.415% due 05/25/2037 •	3,845	2,517
2.930% due 03/25/2033 •	72	69
3.740% due 05/25/2035 ~	112	105
3.910% due 04/25/2035 ~	20	19
4.065% due 09/25/2035 ~	170	169
4.097% due 11/25/2035 ~	251	242
4.270% due 01/25/2035 ~	168	159
HarborView Mortgage Loan Trust
0.374% due 07/19/2046 ^•	1,006	581
0.384% due 09/19/2037 •	755	683
0.674% due 03/19/2036 ^•	100	89
3.653% due 07/19/2035 ^~	94	78
HomeBanc Mortgage Trust
3.239% due 04/25/2037 ^~	73	70
3.439% due 04/25/2037 ^~	866	781
Impac CMB Trust
0.905% due 10/25/2034 •	652	636
0.965% due 10/25/2034 •	212	208
1.185% due 07/25/2033 •	18	17
IndyMac Mortgage Loan Trust
0.365% due 07/25/2047 •	2,341	1,778
0.375% due 09/25/2046 •	2,631	2,307
0.425% due 06/25/2037 •	504	457
0.435% due 02/25/2037 •	804	585
0.485% due 11/25/2035 ^•	181	128
0.485% due 06/25/2037 ^•	365	204
3.320% due 03/25/2036 ~	5,498	4,983
3.555% due 09/25/2035 ^~	5,703	4,646
3.624% due 08/25/2036 ~	451	416
3.717% due 12/25/2034 ~	53	51
3.964% due 11/25/2035 ^~	116	111
JPMBB Commercial Mortgage Securities Trust 0.903% due 04/15/2047 ~(a)	29,659	531
JPMorgan Alternative Loan Trust
0.425% due 10/25/2036 •	12,820	11,905

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

3.824% due 12/25/2035 ^~	5,714	4,715
5.500% due 11/25/2036 ^~	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.108% due 12/15/2047 ~(a)	49,875	1,015
4.070% due 11/15/2043	134	133
JPMorgan Mortgage Trust
3.221% due 11/25/2033 ~	44	44
3.490% due 02/25/2036 ^~	308	259
3.905% due 07/25/2035 ~	92	88
3.976% due 09/25/2035 ~	76	70
4.028% due 10/25/2035 ~	12	11
Luminent Mortgage Trust 0.355% due 12/25/2036 •	1,634	1,467
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •	1,368	1,208
0.785% due 05/25/2047 ^•	960	1,462
MASTR Alternative Loan Trust
0.585% due 03/25/2036 ^•	374	22
6.000% due 03/25/2036 ^	1,309	1,296
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.665% due 06/15/2030 •	18	17
2.610% due 10/20/2029 •	10	10
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •	410	394
0.435% due 11/25/2035 •	605	563
3.359% due 02/25/2033 ~	60	57
3.510% due 06/25/2035 ~	160	157
Morgan Stanley Bank of America Merrill Lynch Trust
1.184% due 05/15/2046 ~(a)	47,244	1,108
1.474% due 02/15/2046 ~(a)	42,409	1,177
1.579% due 08/15/2045 ~(a)	29,414	654
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	30,680	32,393
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	33,650	35,363
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.945% due 08/25/2034 •	7	7
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.465% due 12/25/2035 •	1,027	944
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2047 •	1,529	749
0.365% due 07/25/2036 ^•	14,962	8,385
0.385% due 12/25/2046 ^•	511	440
0.395% due 04/25/2046 •	46	18
0.455% due 05/25/2046 ^•	255	213
2.624% due 10/25/2037 ~	4,999	4,408
6.250% due 02/25/2037	11,056	10,227
Residential Asset Securitization Trust
0.585% due 01/25/2046 ^•	108	30
5.750% due 02/25/2036	5,329	5,119
6.250% due 10/25/2036 ^	189	181
6.500% due 08/25/2036 ^	590	279
Residential Funding Mortgage Securities, Inc. Trust
4.225% due 09/25/2035 ^~	198	153
6.500% due 03/25/2032	22	24
Sequoia Mortgage Trust
3.661% due 09/20/2046 ^~	2,073	1,569
4.413% due 04/20/2035 ~	47	47
Structured Adjustable Rate Mortgage Loan Trust
3.754% due 09/25/2036 ^~	653	556
3.765% due 02/25/2034 ~	77	74
3.832% due 04/25/2034 ~	82	80
3.875% due 08/25/2035 ~	349	331
4.037% due 02/25/2036 ^~	297	272
4.038% due 09/25/2034 ~	6	6
4.316% due 05/25/2036 ^~	199	187
Structured Asset Mortgage Investments Trust
0.375% due 06/25/2036 •	46	45
0.395% due 05/25/2036 •	436	390
0.405% due 05/25/2036 •	2,715	2,554
0.405% due 09/25/2047 •	2,708	2,315
0.445% due 05/25/2046 ^•	15	8
0.485% due 08/25/2036 ^•	1,338	1,095
0.495% due 12/25/2035 ^•	5	5
0.774% due 07/19/2034 •	6	5
3.004% due 08/25/2047 ^•	1,212	1,110
Structured Asset Securities Corp. 0.465% due 01/25/2036 •	1,109	984
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •	8,173	6,938
Thornburg Mortgage Securities Trust
1.435% due 06/25/2037 ^•	494	493
1.765% due 06/25/2037 •	2,238	1,914
1.815% due 06/25/2037 •	7,091	6,425
1.815% due 06/25/2047 ^•	1,400	1,222
1.815% due 06/25/2047 •	21	19

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

1.865% due 03/25/2037 ^•	615	543
3.139% due 10/25/2043 ~	36	35
3.794% due 09/25/2037 ~	4	4
UBS-Barclays Commercial Mortgage Trust 1.759% due 12/10/2045 ~(a)	50,008	1,414
UBS-Citigroup Commercial Mortgage Trust 2.349% due 01/10/2045 ~(a)	11,821	204
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 11/25/2045 •	2,829	2,673
0.495% due 01/25/2045 •	205	195
0.925% due 11/25/2034 •	478	462
1.990% due 02/27/2034 •	151	145
2.240% due 10/25/2046 •	915	813
2.484% due 06/25/2046 •	623	588
2.501% due 12/25/2046 •	116	106
2.504% due 02/25/2046 •	1,535	1,465
3.504% due 02/25/2037 ^~	4,665	4,089
3.571% due 04/25/2035 ~	222	215
3.740% due 06/25/2033 ~	29	28
3.746% due 12/25/2035 ~	241	232
3.824% due 09/25/2036 ~	2,023	1,833
3.859% due 08/25/2046 ^~	1,074	969
3.861% due 10/25/2035 ~	237	233
Washington Mutual Mortgage Pass-Through Certificates Trust
0.375% due 07/25/2046 •	3,758	2,906
0.435% due 07/25/2046 ^•	1	1
2.274% due 04/25/2047 •	7,942	6,560
2.344% due 05/25/2047 ^•	33	3
2.444% due 07/25/2046 ^•	397	268
Wells Fargo-RBS Commercial Mortgage Trust
0.434% due 03/15/2048 ~(a)	40,000	342
1.322% due 03/15/2045 ~(a)	46,274	1,158
1.343% due 03/15/2048 ~(a)	68,756	1,718
		265,309
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(i)	14,700,000	15,717
Bank of America Corp. 5.875% due 03/15/2028 •(i)	12,150,000	12,436
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(i)	1,100,000	1,052
		29,205
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 47.0%
Fannie Mae
0.305% due 03/25/2034 •	$18	18
0.585% due 06/25/2036 •	411	412
0.685% due 10/25/2040 •	188	189
2.168% due 01/25/2022 ~(a)	6,629	89
2.750% due 06/01/2035 •	84	84
2.891% due 06/01/2043 •	31	31
3.500% due 01/01/2059 (m)	39,468	42,968
3.520% due 12/01/2034 •	71	74
3.700% due 01/01/2023 •	13	13
3.710% due 04/01/2032 •	6	6
3.884% due 08/01/2036 •	41	42
3.989% due 08/01/2023 •	8	8
4.295% due 06/01/2021	1,873	1,921
4.321% due 11/01/2034 •	517	544
4.381% due 12/01/2030 •	7	7
6.000% due 04/25/2043 - 07/25/2044	696	812
Freddie Mac
0.590% due 07/25/2050 •	24,179	24,193
0.665% due 10/15/2040 •	1,808	1,811
0.720% due 01/15/2038 •	5,722	5,709
0.785% due 12/15/2037 •	215	217
0.932% due 09/25/2022 ~(a)	21,926	340
1.091% due 11/25/2022 ~(a)	30,810	571
1.635% due 10/25/2021 ~(a)	24,458	376
2.704% due 10/25/2044 •	1,226	1,239
2.891% due 02/25/2045 •	89	90
3.390% due 01/15/2038 ~(a)	5,722	320
3.403% due 06/01/2022 •	13	14
3.500% due 07/01/2048 (m)	4,786	5,035

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

4.021% due 09/01/2035 •		30	31
6.000% due 12/01/2033 (m)		440	499
6.500% due 11/15/2023		5	5
Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047		3,448	3,543
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 12/20/2025 ~		22	22
3.125% due 11/20/2030 •		3	3
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 09/20/2026 ~		61	63
3.250% due 08/20/2027 •		12	12
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~		29	29
3.875% due 04/20/2027 - 05/20/2030 •		124	128
6.000% due 08/20/2034		5,063	5,857
NCUA Guaranteed Notes
0.644% due 11/05/2020 •		15,098	15,100
0.734% due 12/08/2020 •		9,305	9,304
Small Business Administration 5.110% due 04/01/2025		10	11
Uniform Mortgage-Backed Security
2.500% due 04/01/2045 (m)		645	684
3.000% due 10/01/2049 - 03/01/2050 (m)		91,008	96,911
3.500% due 01/01/2021 - 06/01/2048		67	69
3.500% due 10/01/2034 - 05/01/2049 (m)		195,697	207,016
4.000% due 06/01/2038 - 03/01/2050		560,938	594,470
4.000% due 06/01/2038 - 01/01/2050 (m)		7,473	7,969
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050		260,700	265,777
2.500% due 07/01/2050 - 09/01/2050		1,470,650	1,530,301
3.000% due 07/01/2050		346,520	364,875
3.500% due 07/01/2035 - 08/01/2050		635,400	668,291
4.000% due 07/01/2050 - 08/01/2050		1,428,476	1,514,215
4.500% due 07/01/2050		121,200	130,243
			5,502,561
U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
5.250% due 02/15/2029 (q)		900	1,256
U.S. Treasury Inflation Protected Securities (h)
0.125% due 01/15/2022 (o)(q)		7,251	7,357
0.125% due 04/15/2022 (m)(o)(q)		45,765	46,481
0.250% due 01/15/2025 (m)(o)		48,235	50,814
0.500% due 01/15/2028 (m)(o)		136,610	149,764
0.625% due 04/15/2023 (o)(q)		4,543	4,729
0.625% due 01/15/2026 (o)		4,587	4,973
0.750% due 02/15/2045 (o)		1,035	1,268
1.000% due 02/15/2048 (m)		35,046	46,424
2.000% due 01/15/2026 (o)(q)		14,859	17,290
2.375% due 01/15/2025 (o)		1,360	1,569
2.375% due 01/15/2027 (o)(q)		5,341	6,493
2.500% due 01/15/2029 (m)(o)		30,040	38,544
3.875% due 04/15/2029 (o)(q)		11,700	16,551
U.S. Treasury Notes
1.625% due 08/15/2029 (m)		73,300	79,983
1.750% due 11/15/2029 (m)		73,100	80,713
2.000% due 08/15/2025 (m)(o)(q)		17,000	18,461
2.000% due 11/15/2026 (o)(q)		9,600	10,544
2.250% due 11/15/2025 (o)(q)		5,600	6,171
2.625% due 06/15/2021 (o)(q)		5,500	5,630
2.875% due 04/30/2025 (m)(o)(q)		179,700	202,096
U.S. Treasury STRIPS
0.000% due 11/15/2023 (a)(o)		11,000	10,908
			808,019
Total United States (Cost $8,030,517)			8,191,325
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (l) 0.7%			78,754
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	26,259	253
JAPAN TREASURY BILLS 0.9%
(0.095)% due 09/28/2020 (f)(g)	JPY	10,943,300	101,374
U.S. TREASURY BILLS 0.6%
0.149% due 07/14/2020 - 09/10/2020 (e)(f)(m)(o)(q)		$73,963	73,948
U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.157% due 09/29/2020 (f)(g)(o)(q)		14,674	14,669

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $269,791)		268,998
Total Investments in Securities (Cost $16,930,522)		17,364,200
	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short Asset Portfolio	62,624,469	624,679
PIMCO Short-Term Floating NAV Portfolio III	92,528	912
Total Short-Term Instruments (Cost $625,902)		625,591
Total Investments in Affiliates (Cost $625,902)		625,591
Total Investments 153.7% (Cost $17,556,424)		$17,989,791
Financial Derivative Instruments (n)(p) (0.5)%(Cost or Premiums, net $(4,887))		(63,429)
Other Assets and Liabilities, net (53.2)%		(6,220,438)
Net Assets 100.0%		$11,705,924

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.959%	02/03/2023	01/30/2020	$26,834	$25,366	0.22%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$78,754	U.S. Treasury Notes 1.750% - 2.125% due 05/15/2022 - 05/31/2022	$(80,329)	$78,754	$78,754
Total Repurchase Agreements	$(80,329)	$78,754	$78,754
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2020	07/01/2020	$(23,139)	$(23,140)
0.230	06/11/2020	07/14/2020	(80,658)	(80,668)
0.230	06/24/2020	07/14/2020	(267,429)	(267,441)
BPS	(0.410)	05/27/2020	08/20/2020	EUR	(268,596)	(301,647)
(0.400)	06/10/2020	08/20/2020	(15,795)	(17,741)
(0.380)	05/27/2020	08/20/2020	(31,466)	(35,339)
(0.300)	03/20/2020	08/20/2020	(56,208)	(63,102)
(0.270)	03/26/2020	08/20/2020	(85,648)	(96,157)
BSN	0.240	04/09/2020	07/09/2020	$(80,501)	(80,546)
CEW	(0.360)	05/19/2020	08/20/2020	EUR	(32,071)	(36,016)
(0.360)	05/20/2020	08/20/2020	(48,429)	(54,387)
CFR	(0.150)	04/22/2020	TBD(2)	$(3,340)	(3,339)
DBL	(1.350)	05/13/2020	TBD(2)	EUR	(3,957)	(4,437)
(0.450)	05/28/2020	08/20/2020	(12,887)	(14,473)
(0.410)	05/28/2020	08/20/2020	(54,601)	(61,321)
(0.400)	05/28/2020	08/20/2020	(13,271)	(14,904)
DEU	0.250	04/16/2020	07/15/2020	$(36,401)	(36,420)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

GRE	0.230	04/13/2020	07/23/2020	(7,261)	(7,265)
IND	0.200	05/19/2020	08/19/2020	(71,638)	(71,655)
JML	(0.390)	05/19/2020	08/20/2020	EUR	(50,510)	(56,722)
JPS	0.210	05/18/2020	08/18/2020	$(130,805)	(130,838)
MBC	(0.370)	05/20/2020	08/20/2020	EUR	(1,798)	(2,019)
(0.350)	04/16/2020	08/20/2020	(35,654)	(40,028)
(0.350)	04/17/2020	08/20/2020	(12,182)	(13,677)
SCX	(0.350)	03/24/2020	08/20/2020	(59,317)	(66,580)
0.250	05/13/2020	08/12/2020	GBP	(38,138)	(47,273)
0.570	03/18/2020	08/12/2020	(18,322)	(22,740)
Total Reverse Repurchase Agreements	$(1,649,875)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
UBS	0.200%	05/08/2020	07/08/2020	$(87,417)	$(87,444)
Total Sale-Buyback Transactions	$(87,444)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	78,620	$(82,594)	$(83,363)

United States (9.3)%
U.S. Government Agencies (9.3)%
Uniform Mortgage-Backed Security, TBA	3.000%	07/01/2050	$375,100	(394,618)	(394,969)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2050	558,520	(586,377)	(587,277)
Uniform Mortgage-Backed Security, TBA	3.000	09/01/2050	103,100	(108,075)	(108,218)
Total United States	(1,089,070)	(1,090,464)
Total Short Sales (10.0)%	$(1,171,664)	$(1,173,827)
(m)	Securities with an aggregate market value of $1,790,996 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,432,178) at a weighted average interest rate of (0.056%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(4)	Payable for short sales includes $230 of accrued interest.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note September 2020 Futures	$111.750	08/21/2020	140	$140	$1	$0
Put - CBOT U.S. Treasury 5-Year Note September 2020 Futures	112.750	08/21/2020	10	10	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2020 Futures	175.000	08/21/2020	500	500	4	4
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	866	2,165	196	515
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	396	990	85	213
Total Purchased Options	$286	$732
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	4,096	$330,887	$(87)	$0	$(46)
Euro-Bobl September Futures	09/2020	188	28,510	98	0	(15)
Euro-BTP Italy Government Bond September Futures	09/2020	5,600	905,235	25,362	3,460	(755)
Euro-Buxl 30-Year Bond September Futures	09/2020	486	120,103	2,069	0	(590)
Euro-OAT France Government 10-Year Bond September Futures	09/2020	200	37,671	454	2	(16)
Japan Government 10-Year Bond September Futures	09/2020	510	717,708	229	0	(897)
U.S. Treasury 5-Year Note September Futures	09/2020	743	93,426	266	0	(23)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

United Kingdom Long Gilt September Futures	09/2020	1,210	206,365	(115)	330	(240)
$28,276	$3,792	$(2,582)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	09/2020	2,560	$(290,055)	$(480)	$641	$0
Euro-Bund 10-Year Bond September Futures	09/2020	2,800	(555,296)	(7,677)	566	0
Euro-Schatz September Futures	09/2020	3,167	(399,008)	(393)	89	0
U.S. Treasury 10-Year Note September Futures	09/2020	2,139	(297,689)	(836)	334	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	298	(65,011)	(191)	308	0
$(9,577)	$1,938	$0
Total Futures Contracts	$18,699	$5,730	$(2,582)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.078%	EUR	4,800	$(139)	$114	$(25)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.140	1,000	(18)	13	(5)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.040	$16,500	(476)	396	(80)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.080	EUR	4,900	(78)	52	(26)	0	0
$(711)	$575	$(136)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	3,200	$53	$(40)	$13	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	4,800	12	(596)	(584)	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164	2,500	(14)	(338)	(352)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.482	$6,400	113	(46)	67	1	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.802	EUR	4,900	(145)	216	71	0	(6)
Tesco PLC	1.000	Quarterly	06/20/2022	0.296	10,675	(510)	682	172	2	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.833	5,700	(188)	243	55	3	0
$(679)	$121	$(558)	$8	$(6)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-33 10-Year Index	(1.000)%	Quarterly	12/20/2029	$339,000	$712	$2,359	$3,071	$0	$(559)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	180,100	2,225	(466)	1,759	0	(543)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	394,500	(2,998)	2,677	(321)	0	(2,261)
$(61)	$4,570	$4,509	$0	$(3,363)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(6)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$3,162,300	$(23)	$(313)	$(336)	$0	$(27)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	470,800	0	(30)	(30)	0	(19)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	85,800	0	22	22	0	(10)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		71,100	0	38	38	0	(8)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		374,100	28	52	80	0	(43)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		285,300	0	65	65	10	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		91,200	0	46	46	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		302,200	44	23	67	12	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		269,400	0	(33)	(33)	9	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		229,600	0	(14)	(14)	7	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		134,700	0	86	86	0	(8)
							$49	$(58)	$(9)	$38	$(115)
INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	12,700	$3	$389	$392	$3	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		30,100	(1,302)	(91)	(1,393)	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.905	Quarterly	12/03/2039		29,700	0	(2,254)	(2,254)	34	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	51,800	0	434	434	0	(1)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		36,700	0	309	309	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		31,000	136	289	425	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		34,800	0	624	624	0	(22)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	448	448	0	(16)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		67,500	(544)	2,380	1,836	0	(49)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		415,200	10,768	30,465	41,233	0	(571)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	3,248	3,261	0	(104)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		223,400	2,519	11,359	13,878	0	(360)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		233,500	(2,385)	10,541	8,156	0	(320)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		95,400	1,519	22,248	23,767	0	(459)
Pay(7)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	29,700	0	2,486	2,486	105	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(43)	269	5	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	613	1,248	21	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$245,100	1,495	(4,554)	(3,059)	0	(17)
Pay(7)	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2021		450,100	5,170	257	5,427	50	0
Pay(7)	3-Month USD-LIBOR	1.450	Semi-Annual	08/13/2021		450,000	5,171	263	5,434	50	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		235,200	854	(5,328)	(4,474)	0	(17)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		123,400	(1,718)	(2,489)	(4,207)	0	(10)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		177,100	(410)	(4,310)	(4,720)	0	(23)
Receive(7)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		150,800	0	(4,873)	(4,873)	17	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		130,050	0	(3,961)	(3,961)	44	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		143,950	0	(4,171)	(4,171)	48	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		99,200	0	(3,179)	(3,179)	23	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		123,700	809	(7,524)	(6,715)	29	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		39,000	(2,112)	(1,760)	(3,872)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		390,850	(10,136)	(7,949)	(18,085)	157	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		68,200	(2,024)	(132)	(2,156)	44	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		80,900	5,466	(16,535)	(11,069)	117	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		161,000	2,880	(16,308)	(13,428)	318	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		321,300	(5,797)	(26,124)	(31,921)	615	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		228,600	(1,079)	(30,190)	(31,269)	506	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		440,400	(22,860)	(3,787)	(26,647)	909	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		22,600	(682)	(31)	(713)	54	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		83,700	(14,438)	1,236	(13,202)	755	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	166,500	57	790	847	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		106,900	184	735	919	0	(5)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	87,000	(1,857)	(537)	(2,394)	0	(88)
Pay	6-Month CHF-LIBOR	0.530	Annual	06/30/2025	CHF	188,700	1	83	84	76	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		39,600	(169)	1,650	1,481	23	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	1,193	1,193	33	0
Pay(7)	6-Month EUR-EURIBOR	0.339	Annual	12/11/2021	EUR	69,600	1	58	59	40	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022		599,300	(958)	(664)	(1,622)	0	(71)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		1,099,300	8,608	4,511	13,119	556	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	24	17	0	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		80,900	2,683	4,010	6,693	81	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/16/2030		30,400	(470)	249	(221)	53	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		876,400	36,687	5,970	42,657	1,328	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	09/16/2050		53,200	1,162	(1,083)	79	73	0
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		66,900	(12,287)	(1,423)	(13,710)	106	0
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	32,500	82	(649)	(567)	0	(93)
Pay(7)	6-Month GBP-LIBOR	0.250	Semi-Annual	12/16/2022		150,800	108	263	371	115	0
Pay(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		396,500	4,449	2,134	6,583	535	0
Receive(7)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031		21,750	0	(823)	(823)	0	(64)
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		77,400	1,176	(3,848)	(2,672)	0	(426)
Pay(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		80,800	1,602	1,197	2,799	441	0
Pay(7)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		7,590	0	875	875	43	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	531	389	0	(29)
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029	JPY	9,474,000	644	(627)	17	0	(108)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		12,100,000	217	(4,134)	(3,917)	427	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		17,710,000	(803)	9,854	9,051	0	(1,045)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	33,100	0	1,156	1,156	27	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	532	532	8	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	938	938	13	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	2,708	666	15	0
Pay	28-Day MXN-TIIE	6.000	Lunar	05/03/2030		473,700	(24)	610	586	73	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	17,500	0	348	348	0	(111)
Pay	UKRPI	3.436	Maturity	02/15/2030		9,600	0	220	220	0	(63)
Pay	UKRPI	3.450	Maturity	02/15/2030		29,900	37	719	756	0	(197)
Pay	UKRPI	3.453	Maturity	02/15/2030		61,400	0	1,583	1,583	0	(405)
							$11,202	$(28,851)	$(17,649)	$7,978	$(4,677)
Total Swap Agreements							$9,800	$(23,643)	$(13,843)	$8,025	$(8,161)
(o)

Securities with an aggregate market value of $196,700 and cash of $52,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $214 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		07/2020		RUB	428,584		$6,186		$175		$0
		07/2020			$302,125		JPY	32,282,010	0		(3,148)
		07/2020			786		RUB	61,084	71		0
		07/2020			6,875		SEK	64,230	18		0
		07/2020			4,254		ZAR	80,669	392		0
		08/2020		JPY	32,282,010		$302,252		3,153		0
		08/2020			$234		RUB	16,216	0		(7)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	09/2020	CNH	6,661,507		$929,794	0	(8,611)
	09/2020	IDR	30,582,864		2,108	33	0
	09/2020	ILS	10,462		3,046	20	0
	09/2020	TWD	8,598		291	0	(4)
BPS	07/2020	BRL	236,222		55,134	11,696	0
	07/2020	DKK	54,390		7,910	0	(290)
	07/2020	GBP	84,703		108,119	3,164	0
	07/2020	RUB	832		12	0	0
	07/2020		$43,138	BRL	236,222	301	0
	07/2020		369,256	EUR	328,936	1,199	(896)
	07/2020		8,760	GBP	7,015	0	(68)
	07/2020		263,207	JPY	28,224,119	0	(1,812)
	07/2020		2,634	RUB	183,826	0	(56)
	07/2020		381	ZAR	7,315	40	0
	08/2020	EUR	18,566		$20,816	0	(58)
	08/2020	JPY	28,048,219		261,678	1,806	0
	08/2020		$1,743	RUB	122,241	0	(35)
	09/2020	CNH	626,970		$87,098	0	(1,223)
	09/2020	HKD	57,525		7,321	0	(99)
	09/2020	MYR	280,810		65,403	113	0
	09/2020		$345	THB	10,996	11	0
BRC	07/2020	DKK	1,010,000		$149,618	0	(2,662)
	07/2020	MXN	8,067		362	11	0
	07/2020	RUB	69		1	0	0
	07/2020		$13,469	EUR	12,000	13	0
	07/2020		2,826	GBP	2,278	0	(3)
	09/2020		80,569	HKD	631,858	928	0
	12/2020		354	MXN	8,067	0	(10)
BSH	07/2020	BRL	286,810		$52,376	0	(365)
	07/2020		56,514	BRL	286,810	0	(3,773)
CBK	07/2020	CAD	12,905		9,390	0	(116)
	07/2020	DKK	110,000		16,146	0	(439)
	07/2020	EUR	48,152		54,042	0	(57)
	07/2020	GBP	7,976		9,995	112	0
	07/2020	PEN	72,637		20,838	332	0
	07/2020		$1,626	CAD	2,228	15	0
	07/2020		112,730	CHF	106,702	11	(121)
	07/2020		141,877	DKK	938,951	251	(561)
	07/2020		27,749	EUR	24,500	0	(224)
	07/2020		2,351	GBP	1,860	0	(46)
	07/2020		12	HUF	4,037	1	0
	07/2020		323	MXN	8,067	28	0
	07/2020		12,708	PEN	44,182	0	(234)
	07/2020		1,628	ZAR	29,682	82	0
	08/2020	CHF	49,184		$52,016	54	0
	08/2020	JPY	1,213,998		11,247	0	(1)
	08/2020	PEN	70,367		20,601	744	0
	08/2020		$15,403	NOK	150,075	191	0
	08/2020		47,287	NZD	73,819	352	0
	08/2020		12,526	PEN	44,182	0	(63)
	08/2020		1,678	RUB	115,417	0	(65)
	09/2020	CNH	1,450,623		$203,640	0	(708)
	09/2020	KRW	304,818,223		247,491	0	(6,718)
	09/2020	PEN	223,836		65,567	2,455	0
	09/2020		$11,724	CNH	84,236	142	0
	10/2020	DKK	938,951		$142,176	571	(245)
DUB	07/2020	BRL	29,472		5,382	0	(37)
	07/2020		$5,587	BRL	29,472	0	(168)
	08/2020	BRL	29,472		$5,581	170	0
FBF	09/2020		$22,592	IDR	320,741,505	0	(827)
GLM	07/2020	BRL	80,060		$19,027	4,305	0
	07/2020	DKK	94,000		13,798	0	(375)
	07/2020		$14,620	BRL	80,060	102	0
	07/2020		15,367	CAD	20,733	0	(95)
	07/2020		6,283	EUR	5,593	0	0
	07/2020		7,020	GBP	5,549	0	(144)
	07/2020		5,234	NZD	8,120	6	0
	07/2020		4,084	RUB	308,363	239	0
	08/2020		1,447		100,238	0	(46)
	09/2020	CNH	151,618		$21,273	0	(86)
	09/2020		$6,812	CNH	48,481	18	0
	09/2020		1,208	SGD	1,718	26	0
HUS	07/2020	AUD	161,318		$111,542	216	0
	07/2020	CAD	39,647		29,282	78	0
	07/2020	EUR	145,344		163,360	166	(100)
	07/2020	NOK	151,290		15,573	0	(145)
	07/2020	NZD	105,778		67,727	0	(531)
	07/2020		$56,795	AUD	82,533	161	0
	07/2020		21,932	CAD	29,869	93	(24)
	07/2020		11,213	CHF	10,626	2	0
	07/2020		42,261	EUR	37,562	0	(61)
	07/2020		16,363	GBP	13,235	65	(29)
	07/2020		461	MXN	10,564	0	(3)
	07/2020		30,174	NOK	285,595	0	(502)
	07/2020		3,641	RUB	254,316	0	(79)
	07/2020		21,054	SEK	194,475	0	(183)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	07/2020		1,636	ZAR	30,063	95	0
	08/2020	CAD	14,241		$10,397	0	(93)
	08/2020	GBP	30,964		37,972	0	(404)
	08/2020	RON	458		102	0	(4)
	08/2020	SEK	125,620		13,399	0	(87)
	09/2020	CNY	1,459,581		203,537	0	(2,232)
	09/2020	PLN	55,288		14,077	99	0
	09/2020		$165,942	CNH	1,191,464	2,005	0
	10/2020		53,593	MXN	1,181,741	0	(2,903)
JPM	07/2020	CAD	11,770		$8,642	0	(28)
	07/2020	DKK	38,710		5,651	0	(185)
	07/2020	GBP	568,069		698,908	148	(5,136)
	07/2020	RUB	2,567,922		37,000	987	0
	07/2020		$5,429	CHF	5,176	34	0
	07/2020		65,863	DKK	434,888	0	(294)
	07/2020		11,927	EUR	10,635	57	(36)
	07/2020		8,578	JPY	923,800	0	(22)
	07/2020		2,248	ZAR	40,976	112	0
	07/2020	ZAR	196,231		$11,214	0	(87)
	08/2020	RON	830		184	0	(8)
	08/2020	RUB	711,163		10,207	267	0
	08/2020		$3,294	RUB	230,012	0	(79)
	09/2020	IDR	179,430,093		$12,352	176	0
	10/2020	DKK	434,888		66,005	306	0
	10/2020		$5,352	DKK	35,525	15	0
MYI	07/2020	AUD	336,565		$223,324	0	(8,939)
	07/2020	CHF	113,944		118,727	0	(1,537)
	07/2020	SEK	264,705		28,366	0	(41)
	07/2020		$246,066	AUD	371,265	10,231	(87)
	07/2020		79,074	CAD	108,015	489	0
	07/2020		214,581	DKK	1,422,261	158	(302)
	07/2020		17,943	EUR	15,794	0	(198)
	07/2020		377,381	JPY	40,368,473	0	(3,513)
	07/2020		111,080	NZD	171,477	0	(426)
	08/2020	CAD	108,015		$79,081	0	(489)
	08/2020	GBP	294,159		360,887	0	(3,684)
	08/2020	JPY	40,368,473		377,542	3,520	0
	08/2020		$19,548	CHF	18,591	93	0
	08/2020		28,377	SEK	264,705	42	0
	09/2020	PLN	70,700		$17,968	94	0
	10/2020	DKK	1,909,592		288,795	449	(141)
	06/2021		$805	EUR	630	0	(92)
RYL	07/2020		6,881	AUD	9,844	0	(88)
	09/2020		36	CNH	254	0	0
SCX	07/2020	DKK	2,500,000		$367,954	0	(8,978)
	07/2020	NOK	134,305		13,851	0	(102)
	07/2020		$255,105	AUD	370,806	789	0
	07/2020		10,395	CAD	14,072	0	(29)
	07/2020		97	CLP	75,712	0	(5)
	07/2020		1,343	GBP	1,078	0	(8)
	07/2020		17,853	JPY	1,942,900	141	0
	08/2020	AUD	370,806		$255,131	0	(810)
	08/2020	GBP	294,159		360,828	0	(3,743)
	08/2020		$13,853	NOK	134,305	102	0
	09/2020	HKD	581,770		$74,026	0	(1,011)
	09/2020	IDR	92,217,190		6,362	104	0
SOG	07/2020		$77,248	DKK	512,756	62	0
	07/2020		6,207	GBP	5,000	0	(11)
	10/2020	DKK	512,756		$77,407	0	(56)
SSB	07/2020		$4,010	CAD	5,423	5	(20)
	07/2020		6,814	GBP	5,451	0	(59)
	07/2020		645	SEK	6,000	0	(1)
TOR	07/2020	AUD	336,565		$223,695	0	(8,568)
	07/2020	CAD	192,277		139,585	0	(2,045)
	07/2020	EUR	863,802		961,432	0	(9,049)
	07/2020	JPY	125,495,702		1,166,069	3,802	0
	07/2020	RUB	2,012		29	1	0
	07/2020		$42,855	CAD	58,489	227	0
	07/2020		244,336	JPY	26,134,201	0	(2,297)
	08/2020	AUD	6,000	EUR	3,564	0	(133)
	08/2020	CAD	58,489		$42,859	0	(227)
	08/2020	EUR	619,278		696,036	0	(222)
	08/2020	JPY	26,134,201		244,438	2,300	0
UAG	07/2020		4,379,801		40,641	78	0
	07/2020		$4,439	CAD	6,000	0	(19)
	07/2020		3,360	EUR	3,000	10	0
	07/2020		6,475	RUB	463,372	112	(98)
	08/2020		8,998	CHF	8,560	46	0
	08/2020		4,218	RUB	298,830	0	(41)
	09/2020	JPY	10,943,300		$102,221	747	0
Total Forward Foreign Currency Contracts						$62,035	$(104,820)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC EUR versus USD	$1.163	09/15/2020	51,238	$345	$190
Call - OTC EUR versus USD	1.163	01/29/2021	53,726	699	700
$1,044	$890
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	42,300	$1,747	$427
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	18,800	752	207
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	40,900	3,023	893
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	17,300	1,053	483
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	37,100	2,749	772
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	28,200	1,106	310
$10,430	$3,092
Total Purchased Options	$11,474	$3,982
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	8,000	$(81)	$(97)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	8,000	(35)	(15)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	23,700	(14)	(12)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	23,700	(46)	(30)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	24,600	(34)	(27)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	19,500	(14)	(10)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	19,500	(40)	(43)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	25,600	(14)	(11)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	14,700	(16)	(10)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	25,600	(50)	(53)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	14,700	(21)	(23)
BPS	Put - OTC CDX.HY-34 5-Year Index	Sell	92.000	08/19/2020	8,600	(64)	(91)
Call - OTC CDX.HY-34 5-Year Index	Buy	105.000	08/19/2020	8,600	(37)	(13)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	22,000	(18)	(12)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	22,400	(16)	(17)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	49,000	(62)	(62)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	22,400	(32)	(22)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	39,650	(32)	(27)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	39,650	(71)	(63)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	33,500	(32)	(32)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	33,500	(28)	(28)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	30,900	(28)	(32)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	30,900	(76)	(66)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	26,800	(31)	(13)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	26,800	(38)	(47)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	21,300	(15)	(11)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	21,300	(34)	(27)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	51,900	(44)	(35)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	51,900	(92)	(82)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	26,350	(22)	(27)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	26,350	(67)	(57)
$(1,204)	$(1,095)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.105	09/15/2020	51,238	$(347)	$(342)
Put - OTC EUR versus USD	1.093	01/29/2021	53,726	(695)	(633)
$(1,042)	$(975)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	$(81)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	352,000	$(1,747)	$(24)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	154,900	(707)	(17)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	340,200	(3,021)	(62)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	450,100	(632)	(5,425)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	450,000	(641)	(5,430)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	49,000	(1,031)	(347)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	15,000	(462)	(501)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	23,200	(921)	(785)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	7,400	(226)	(241)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	308,600	(2,749)	(48)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	234,000	(1,075)	(26)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	12,800	(400)	(410)
$(13,612)	$(13,316)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	3-Month USD-LIBOR	10/07/2022	216,500	$(223)	$(333)
Call - OTC 1-Year Interest Rate Floor(2)	0.000	3-Month USD-LIBOR	10/08/2022	99,000	(98)	(154)
$(321)	$(487)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	30,800	$(221)	$(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	13,000	(110)	(64)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	7,300	(55)	(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	9,300	(38)	(10)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	2,500	(10)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	56,500	(238)	(55)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	15,200	(105)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	36,600	(252)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	38,400	(249)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	38,600	(250)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	30,000	(197)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	44,600	(207)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	21,800	(77)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	20,000	(169)	(99)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	8,000	(60)	(41)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	2,300	(9)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	19,900	(106)	(26)
$(2,353)	$(402)
Total Written Options	$(18,613)	$(16,275)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.060%	$4,500	$(156)	$71	$0	$(85)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	16,740	(598)	281	0	(317)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	14,700	(363)	(9)	0	(372)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	29,700	(566)	(117)	0	(683)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	26,260	(909)	411	0	(498)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	47,500	(1,188)	(15)	0	(1,203)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	25,300	(898)	418	0	(480)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	11,800	(228)	(43)	0	(271)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	31,100	(1,092)	502	0	(590)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	27,200	(678)	(11)	0	(689)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	13,100	(314)	(18)	0	(332)
$(6,990)	$1,470	$0	$(5,520)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.511%	$2,100	$(105)	$14	$0	$(91)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	1,900	(96)	14	0	(82)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	17,200	(761)	(390)	0	(1,151)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	2,300	(129)	30	0	(99)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	200	(12)	1	0	(11)
$(1,103)	$(331)	$0	$(1,434)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	87,700	$60,513	$13	$310	$323	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	644	325	0
$(306)	$954	$648	$0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	25,300	$0	$827	$827	$0
BPS	Pay	3-Month ILS-TELBOR	0.455	Annual	05/18/2027	58,100	0	116	116	0
CBK	Pay	3-Month ILS-TELBOR	1.755	Annual	04/29/2029	40,600	0	1,301	1,301	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029	38,200	0	1,251	1,251	0
Pay	3-Month ILS-TELBOR	1.779	Annual	04/30/2029	36,700	0	1,199	1,199	0
JPM	Pay	3-Month ILS-TELBOR	1.775	Annual	04/25/2029	87,100	20	2,819	2,839	0
$20	$7,513	$7,533	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	$99,000	$279	$(397)	$0	$(118)
GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	78,300	1	(447)	0	(446)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/21/2020	56,100	2	(12,720)	0	(12,718)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	63,800	182	(366)	0	(184)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	28,500	81	(151)	0	(70)
$545	$(14,081)	$0	$(13,536)
Total Swap Agreements	$(7,834)	$(4,475)	$8,181	$(20,490)
(q)

Securities with an aggregate market value of $68,783 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$510	$0	$510
Sovereign Issues	0	3,391	0	3,391
Australia
Asset-Backed Securities	0	3,328	0	3,328
Non-Agency Mortgage-Backed Securities	0	14,236	0	14,236
Sovereign Issues	0	185,877	0	185,877
Austria
Corporate Bonds & Notes	0	471	0	471
Brazil
Corporate Bonds & Notes	0	38,772	0	38,772
Loan Participations and Assignments	0	0	6,032	6,032
Canada
Corporate Bonds & Notes	0	119,410	0	119,410
Non-Agency Mortgage-Backed Securities	0	34,471	0	34,471
Sovereign Issues	0	76,744	0	76,744
Cayman Islands
Asset-Backed Securities	0	269,316	0	269,316
Corporate Bonds & Notes	0	86,926	0	86,926
Chile
Sovereign Issues	0	10,064	0	10,064
China
Sovereign Issues	0	1,240,139	0	1,240,139
Denmark
Corporate Bonds & Notes	0	578,977	0	578,977
Finland
Sovereign Issues	0	132,518	0	132,518
France
Corporate Bonds & Notes	0	35,768	0	35,768
Sovereign Issues	0	312,085	0	312,085
Germany
Corporate Bonds & Notes	0	190,782	0	190,782
Guernsey, Channel Islands
Corporate Bonds & Notes	0	18,105	0	18,105
India
Corporate Bonds & Notes	0	12,689	0	12,689
Indonesia
Sovereign Issues	0	16,965	0	16,965
Ireland
Asset-Backed Securities	0	113,680	0	113,680
Corporate Bonds & Notes	0	15,985	0	15,985
Non-Agency Mortgage-Backed Securities	0	2,943	0	2,943
Israel
Sovereign Issues	0	41,042	0	41,042
Italy
Corporate Bonds & Notes	0	115,485	0	115,485
Sovereign Issues	0	144,844	0	144,844
Japan
Corporate Bonds & Notes	0	202,482	0	202,482
Sovereign Issues	0	1,215,779	0	1,215,779
Jersey, Channel Islands
Corporate Bonds & Notes	0	233	0	233
Kuwait
Sovereign Issues	0	69,663	0	69,663
Lithuania
Sovereign Issues	0	34,282	0	34,282
Luxembourg
Corporate Bonds & Notes	0	29,278	0	29,278
Malaysia
Corporate Bonds & Notes	0	14,779	0	14,779
Sovereign Issues	0	65,006	0	65,006
Mexico
Sovereign Issues	0	12,340	0	12,340
Netherlands
Asset-Backed Securities	0	46,241	0	46,241
Corporate Bonds & Notes	0	149,181	0	149,181
Preferred Securities	0	2,997	0	2,997
Norway
Corporate Bonds & Notes	0	30,548	0	30,548
Panama
Sovereign Issues	0	2,443	0	2,443
Peru
Sovereign Issues	0	86,686	0	86,686
Poland
Sovereign Issues	0	33,110	0	33,110
Qatar
Corporate Bonds & Notes	0	2,611	0	2,611
Loan Participations and Assignments	0	0	47,816	47,816
Sovereign Issues	0	211,388	0	211,388
Russia
Sovereign Issues	0	25,922	0	25,922
Saudi Arabia
Corporate Bonds & Notes	0	10,112	0	10,112
Sovereign Issues	0	198,441	0	198,441
Singapore

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	31,504	0	31,504
Slovenia
Sovereign Issues	0	22,866	0	22,866
South Africa
Sovereign Issues	0	10,264	0	10,264
South Korea
Sovereign Issues	0	254,598	0	254,598
Spain
Corporate Bonds & Notes	0	8,323	0	8,323
Preferred Securities	0	11,019	0	11,019
Sovereign Issues	0	512,035	0	512,035
Supranational
Corporate Bonds & Notes	0	31,043	0	31,043
Sweden
Corporate Bonds & Notes	0	22,477	0	22,477
Switzerland
Corporate Bonds & Notes	0	89,475	0	89,475
United Arab Emirates
Sovereign Issues	0	52,453	0	52,453
United Kingdom
Corporate Bonds & Notes	0	868,475	0	868,475
Non-Agency Mortgage-Backed Securities	0	470,046	2,458	472,504
Preferred Securities	0	3,739	0	3,739
Sovereign Issues	0	200,209	0	200,209
United States
Asset-Backed Securities	0	600,679	0	600,679
Corporate Bonds & Notes	0	950,010	0	950,010
Loan Participations and Assignments	0	20,306	0	20,306
Municipal Bonds & Notes	0	15,236	0	15,236
Non-Agency Mortgage-Backed Securities	0	265,309	0	265,309
Preferred Securities	0	29,205	0	29,205
U.S. Government Agencies	0	5,502,561	0	5,502,561
U.S. Treasury Obligations	0	808,019	0	808,019
Short-Term Instruments
Repurchase Agreements	0	78,754	0	78,754
Argentina Treasury Bills	0	253	0	253
Japan Treasury Bills	0	101,374	0	101,374
U.S. Treasury Bills	0	73,948	0	73,948
U.S. Treasury Cash Management Bills	0	14,669	0	14,669
	$0	$17,307,894	$56,306	$17,364,200
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$625,591	$0	$0	$625,591
Total Investments	$625,591	$17,307,894	$56,306	$17,989,791
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(83,363)	0	(83,363)
United States
U.S. Government Agencies	0	(1,090,464)	0	(1,090,464)
	$0	$(1,173,827)	$0	$(1,173,827)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,462	8,025	0	14,487
Over the counter	0	74,198	0	74,198
	$6,462	$82,223	$0	$88,685
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,582)	(8,161)	0	(10,743)
Over the counter	(60)	(141,525)	0	(141,585)
	$(2,642)	$(149,686)	$0	$(152,328)
Total Financial Derivative Instruments	$3,820	$(67,463)	$0	$(63,643)
Totals	$629,411	$16,066,604	$56,306	$16,752,321

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.3% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	10,050	$93
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
3.375% due 01/15/2023 ^(d)	EUR	600	266
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	20,340	175
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		340	3
			444
Total Argentina (Cost $1,971)			537
AUSTRALIA 2.3%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.020% due 07/21/2026	AUD	726	500
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Pepper Residential Securities Trust 1.121% due 03/12/2061 •		$2,264	2,257
RESIMAC Bastille Trust 1.104% due 09/05/2057 •		2,359	2,349
			4,606
SOVEREIGN ISSUES 1.9%
New South Wales Treasury Corp.
2.000% due 03/20/2031	AUD	2,600	1,893
3.000% due 02/20/2030		5,400	4,297
Queensland Treasury Corp.
1.750% due 08/21/2031		2,600	1,840
3.500% due 08/21/2030		6,900	5,730
South Australia Government Financing Authority
1.750% due 05/24/2032		1,900	1,326
2.750% due 05/24/2030		1,600	1,241
Treasury Corp. of Victoria
1.500% due 11/20/2030		4,100	2,870
2.500% due 10/22/2029		400	307
4.250% due 12/20/2032		2,200	1,989
Western Australian Treasury Corp. 2.750% due 07/24/2029		500	390
			21,883
Total Australia (Cost $26,260)			26,989
AUSTRIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Erste Group Bank AG 8.875% due 10/15/2021 •(h)(i)	EUR	200	235
Total Austria (Cost $239)			235
BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.5%
Banco Bradesco S.A. 2.850% due 01/27/2023		$2,000	1,976
Petrobras Global Finance BV
5.093% due 01/15/2030		3,527	3,520

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

7.250% due 03/17/2044		700	763
			6,259
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,000	1,005
Total Brazil (Cost $7,384)			7,264
CANADA 1.7%
CORPORATE BONDS & NOTES 0.9%
Enbridge, Inc. 2.900% due 07/15/2022		$1,400	1,453
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,634
HSBC Bank Canada
1.650% due 09/10/2022		$3,600	3,681
3.300% due 11/28/2021		3,000	3,115
			9,883
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
0.825% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	982	724
0.825% (CDOR01 + 0.300%) due 08/01/2020 ~		757	558
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~		1,282	936
2.867% due 02/12/2055 ~		2,400	1,741
3.072% due 08/12/2053		1,008	755
			4,714
SOVEREIGN ISSUES 0.4%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		1,292	1,306
Province of Quebec 5.000% due 12/01/2038		3,200	3,519
			4,825
Total Canada (Cost $19,170)			19,422
CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 2.1%
Bowman Park CLO Ltd. 1.540% due 11/23/2025 •		$816	813
Cent CLO Ltd. 2.289% due 10/15/2026 •		3,300	3,259
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		3,116	3,089
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		793	783
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		863	863
Jamestown CLO Ltd.
1.909% due 07/15/2026 •		480	478
2.355% due 01/17/2027 •		1,807	1,794
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		3,228	3,158
Mountain View CLO Ltd.
2.019% due 10/15/2026 •		347	342
2.131% due 10/13/2027 •		3,011	2,964
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •		31	31
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		2,388	2,376
Venture CLO Ltd. 2.099% due 04/15/2027 •		695	683
WhiteHorse Ltd. 2.065% due 04/17/2027 •		290	288
Zais CLO Ltd. 2.369% due 04/15/2028 •		3,359	3,327
			24,248
CORPORATE BONDS & NOTES 1.1%
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		800	841
Country Garden Holdings Co. Ltd.
4.750% due 01/17/2023		300	306
7.125% due 04/25/2022		400	422

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

KSA Sukuk Ltd. 2.894% due 04/20/2022		500	515
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,000	939
QNB Finance Ltd.
1.295% (SOFRRATE + 1.225%) due 02/12/2022 ~		1,600	1,596
1.713% (US0003M + 1.350%) due 05/31/2021 ~		4,300	4,325
Sands China Ltd.
4.600% due 08/08/2023		500	528
5.125% due 08/08/2025		600	652
5.400% due 08/08/2028		1,500	1,661
Sunac China Holdings Ltd. 7.875% due 02/15/2022		300	309
Tencent Holdings Ltd. 3.595% due 01/19/2028		300	328
			12,422
Total Cayman Islands (Cost $36,753)			36,670
CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 2.450% due 01/31/2031		$1,200	1,245
Total Chile (Cost $1,200)			1,245
CHINA 10.4%
SOVEREIGN ISSUES 10.4%
China Development Bank
3.050% due 08/25/2026	CNY	53,200	7,426
3.180% due 04/05/2026		52,100	7,341
3.430% due 01/14/2027		36,000	5,124
3.500% due 08/13/2026		51,000	7,295
3.680% due 02/26/2026		220,400	31,846
3.740% due 09/10/2025		10,300	1,495
3.800% due 01/25/2036		7,000	999
4.040% due 04/10/2027		94,400	13,905
4.040% due 07/06/2028		37,800	5,586
4.150% due 10/26/2025		6,300	932
4.240% due 08/24/2027		162,200	24,175
4.880% due 02/09/2028		76,000	11,814
China Government Bond
2.740% due 08/04/2026		10,700	1,513
2.950% due 06/16/2023		5,300	762
3.220% due 12/06/2025		5,300	767
3.820% due 11/02/2027		400	60
4.400% due 12/12/2046		1,500	244
Total China (Cost $121,717)			121,284
DENMARK 5.3%
CORPORATE BONDS & NOTES 5.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	126,960	19,027
1.500% due 10/01/2050		18,945	2,910
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		55,645	8,314
1.500% due 10/01/2037		1,006	156
1.500% due 10/01/2050		14,785	2,275
2.000% due 10/01/2050		11,003	1,712
2.500% due 10/01/2047		22	4
Nykredit Realkredit A/S
1.000% due 10/01/2050		110,377	16,430
1.500% due 10/01/2050		66,867	10,269
2.000% due 10/01/2050		5,102	794
2.500% due 10/01/2036		237	37
2.500% due 10/01/2047		31	5
Realkredit Danmark A/S
2.500% due 04/01/2047		20	3
Total Denmark (Cost $60,740)			61,936
FINLAND 1.3%
SOVEREIGN ISSUES 1.3%
Finland Government Bond
0.500% due 04/15/2026 (l)	EUR	7,000	8,322
0.875% due 09/15/2025 (l)		5,800	7,002

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Finland (Cost $14,840)			15,324
FRANCE 3.6%
CORPORATE BONDS & NOTES 0.6%
Altice France S.A. 7.375% due 05/01/2026		$2,200	2,299
BNP Paribas S.A. 3.375% due 01/23/2026	GBP	1,200	1,625
Credit Agricole S.A.
2.040% (US0003M + 1.020%) due 04/24/2023 ~		$900	902
3.750% due 04/24/2023		1,550	1,660
			6,486
SOVEREIGN ISSUES 3.0%
France Government International Bond
1.500% due 05/25/2050 (l)	EUR	2,000	2,834
2.000% due 05/25/2048 (l)		14,500	22,604
3.250% due 05/25/2045 (l)		5,000	9,316
			34,754
Total France (Cost $31,766)			41,240
GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$1,300	1,293
1.913% (US0003M + 0.815%) due 01/22/2021 ~		3,300	3,276
2.625% due 02/12/2026	EUR	1,800	2,125
3.150% due 01/22/2021		$1,800	1,809
3.961% due 11/26/2025 •		3,000	3,150
4.250% due 10/14/2021		5,600	5,749
Hamburg Commercial Bank AG 0.250% due 11/19/2020	EUR	300	338
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)		300	333
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$1,800	1,835
Total Germany (Cost $19,586)			19,908
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$1,200	1,293
Total Guernsey, Channel Islands (Cost $1,198)			1,293
HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Poly Real Estate Finance Ltd. 3.950% due 02/05/2023		$700	727
Total Hong Kong (Cost $688)			727
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$1,400	1,284
Total India (Cost $1,417)			1,284
INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 2.625% due 06/14/2023	EUR	1,000	1,170
Total Indonesia (Cost $1,193)			1,170
IRELAND 1.2%
ASSET-BACKED SECURITIES 1.1%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,500	2,790

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		2,275	2,541
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •		3,000	3,355
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		250	280
Toro European CLO DAC 0.900% due 10/15/2030 •		3,400	3,774
			12,740
CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$300	301
AIB Group PLC 4.750% due 10/12/2023		500	540
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		700	704
			1,545
Total Ireland (Cost $14,477)			14,285
ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
3.250% due 01/17/2028		$200	227
3.800% due 05/13/2060		2,200	2,560
4.125% due 01/17/2048		900	1,119
Total Israel (Cost $3,418)			3,906
ITALY 3.0%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
1.218% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	4,000	4,521
1.539% due 10/25/2021 •		4,200	4,751
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		900	1,061
7.830% due 12/04/2023		$2,900	3,358
9.250% due 06/03/2022 •(h)(i)	EUR	1,200	1,438
			15,129
SOVEREIGN ISSUES 1.7%
Italy Buoni Poliennali Del Tesoro
1.650% due 12/01/2030		2,100	2,438
1.750% due 07/01/2024 (l)		5,000	5,894
2.450% due 10/01/2023 (l)		150	180
2.450% due 09/01/2050 (l)		2,700	3,192
2.500% due 11/15/2025 (l)		4,500	5,525
2.950% due 09/01/2038 (l)		2,200	2,890
			20,119
Total Italy (Cost $33,540)			35,248
JAPAN 12.8%
CORPORATE BONDS & NOTES 1.6%
Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~		$6,600	6,604
2.091% due 09/14/2021		1,900	1,925
2.362% due 05/28/2021		200	202
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		500	583
Mizuho Financial Group, Inc.
1.195% (US0003M + 0.880%) due 09/11/2022 ~		4,200	4,214
1.315% (US0003M + 1.000%) due 09/11/2024 ~		800	794
3.922% due 09/11/2024 •		1,300	1,408
ORIX Corp. 3.250% due 12/04/2024		400	432
Sumitomo Mitsui Financial Group, Inc. 1.993% (US0003M + 1.680%) due 03/09/2021 ~		1,200	1,212
Takeda Pharmaceutical Co. Ltd. 3.175% due 07/09/2050 (b)		1,600	1,614
			18,988
SOVEREIGN ISSUES 11.2%
Japan Bank for International Cooperation
1.750% due 10/17/2024		700	733

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

3.375% due 10/31/2023		500	547
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,000	1,087
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	1,100,824	10,160
0.100% due 03/20/2030		730,000	6,810
0.500% due 09/20/2046		274,000	2,520
0.500% due 03/20/2049		1,275,000	11,590
0.700% due 12/20/2048		1,850,000	17,722
1.400% due 09/20/2034		7,100,000	76,508
1.600% due 03/20/2033		2,000	22
Tokyo Metropolitan Government 2.500% due 06/08/2022		$2,800	2,900
			130,599
Total Japan (Cost $134,683)			149,587
JERSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
AA Bond Co. Ltd. 4.249% due 07/31/2043	GBP	500	619
Heathrow Funding Ltd. 4.875% due 07/15/2023		$500	514
Total Jersey, Channel Islands (Cost $1,260)			1,133
KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$7,200	8,051
Total Kuwait (Cost $7,150)			8,051
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond 1.100% due 04/26/2027 (l)	EUR	1,800	2,158
Total Lithuania (Cost $2,127)			2,158
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	1,000	1,136
Emerald Bay S.A. 0.000% due 10/08/2020 (f)		1,000	1,101
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$1,800	1,825
Total Luxembourg (Cost $4,157)			4,062
MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.500% due 04/21/2030		$600	668
4.550% due 04/21/2050		400	509
4.800% due 04/21/2060		400	552
			1,729
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	3,800	934
3.733% due 06/15/2028		1,400	346
3.882% due 03/14/2025		6,000	1,486
3.955% due 09/15/2025		1,300	326
Malaysia Government Investment Issue
3.655% due 10/15/2024		4,800	1,172
4.130% due 07/09/2029		5,000	1,274

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

4.369% due 10/31/2028		2,700	698
			6,236
Total Malaysia (Cost $7,537)			7,965
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
4.750% due 04/27/2032		$600	663
5.000% due 04/27/2051		600	649
Total Mexico (Cost $1,142)			1,312
NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.8%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	800	892
Babson Euro CLO BV 0.659% due 10/25/2029 •		1,102	1,227
Dryden Euro CLO BV 0.880% due 01/15/2030 •		3,000	3,356
Ozlme BV 0.820% due 01/18/2030 •		3,450	3,853
			9,328
CORPORATE BONDS & NOTES 1.0%
British Transco International Finance BV 0.000% due 11/04/2021 (f)		$2,300	2,272
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	800	926
Enel Finance International NV
2.650% due 09/10/2024		$2,700	2,824
2.875% due 05/25/2022		800	828
LeasePlan Corp. NV 1.000% due 05/24/2021	EUR	1,300	1,456
NXP BV 4.625% due 06/01/2023		$2,400	2,635
Vonovia Finance BV 5.000% due 10/02/2023		500	540
			11,481
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (h)		500,000	599
Total Netherlands (Cost $21,005)			21,408
		PRINCIPAL AMOUNT (000s)
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$1,100	1,186
Total Norway (Cost $1,099)			1,186
PANAMA 0.0%
SOVEREIGN ISSUES 0.0%
Panama Government International Bond 4.500% due 04/01/2056		$300	369
Total Panama (Cost $318)			369
PERU 0.8%
SOVEREIGN ISSUES 0.8%
Peru Government International Bond
5.350% due 08/12/2040	PEN	3,300	936
5.940% due 02/12/2029		1,700	555

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

6.350% due 08/12/2028		19,100	6,386
6.950% due 08/12/2031		4,700	1,614
Total Peru (Cost $9,182)			9,491
POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	16,600	4,363
3.250% due 07/25/2025		300	86
Total Poland (Cost $4,287)			4,449
QATAR 2.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		$7,000	6,988
SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.750% due 04/16/2030		1,000	1,141
3.875% due 04/23/2023		10,400	11,179
4.000% due 03/14/2029		3,900	4,495
4.400% due 04/16/2050		1,000	1,240
4.500% due 04/23/2028		4,800	5,670
			23,725
Total Qatar (Cost $28,068)			30,713
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	172,100	2,741
Total Russia (Cost $2,677)			2,741
SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$1,100	1,124
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		4,000	4,065
2.875% due 03/04/2023		1,300	1,359
3.250% due 10/26/2026		1,000	1,083
3.625% due 03/04/2028		1,500	1,652
4.000% due 04/17/2025		3,700	4,110
4.375% due 04/16/2029		600	699
			12,968
Total Saudi Arabia (Cost $13,135)			14,092
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
1.606% (US0003M + 1.050%) due 05/02/2021 ~		$300	297
2.375% due 09/15/2021		400	401
2.750% due 09/18/2022		300	302
3.500% due 09/18/2027		600	620
DBS Bank Ltd. 3.300% due 11/27/2021		1,000	1,040
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,701
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		1,000	1,070
Total Singapore (Cost $5,233)			5,431
SLOVENIA 0.5%
SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond 5.250% due 02/18/2024		$5,177	5,974

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Slovenia (Cost $5,270)			5,974
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$1,100	1,045
Total South Africa (Cost $1,100)			1,045
SOUTH KOREA 2.3%
SOVEREIGN ISSUES 2.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	3,015,000	2,656
2.375% due 12/10/2027		3,370,000	3,023
2.375% due 12/10/2028		12,640,000	11,373
2.625% due 06/10/2028		6,030,000	5,519
5.500% due 03/10/2028		3,370,000	3,663
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$500	542
Total South Korea (Cost $27,187)			26,776
SPAIN 5.2%
CORPORATE BONDS & NOTES 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
5.875% due 09/24/2023 •(h)(i)	EUR	1,200	1,314
6.000% due 03/29/2024 •(h)(i)		800	888
Banco Santander S.A. 3.848% due 04/12/2023		$600	639
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	600	682
			3,523
SOVEREIGN ISSUES 4.9%
Autonomous Community of Catalonia
4.220% due 04/26/2035 (l)		500	705
4.900% due 09/15/2021		3,650	4,328
Spain Government International Bond
0.250% due 07/30/2024 (l)		5,500	6,298
0.500% due 04/30/2030 (l)		1,400	1,589
0.750% due 07/30/2021 (l)		1,100	1,252
1.250% due 10/31/2030 (l)		13,100	15,884
1.400% due 07/30/2028 (l)		12,000	14,752
1.450% due 10/31/2027 (l)		1,800	2,212
1.450% due 04/30/2029 (l)		3,200	3,952
1.500% due 04/30/2027 (l)		1,400	1,724
2.900% due 10/31/2046 (l)		2,800	4,364
			57,060
Total Spain (Cost $57,011)			60,583
SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (i)		$4,800	5,261
Credit Suisse Group AG
2.193% due 06/05/2026 •		2,500	2,534
3.869% due 01/12/2029 •		400	442
6.250% due 12/18/2024 •(h)(i)		200	209
7.500% due 07/17/2023 •(h)(i)		600	624
UBS AG
5.125% due 05/15/2024 (i)		2,863	3,116
7.625% due 08/17/2022 (i)		550	614
Total Switzerland (Cost $12,326)			12,800
UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$1,600	1,649
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		2,300	2,520

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

3.125% due 04/16/2030		800	883
3.875% due 04/16/2050		700	830
			4,233
Total United Arab Emirates (Cost $5,344)			5,882
UNITED KINGDOM 15.3%
CORPORATE BONDS & NOTES 8.6%
Annington Funding PLC 1.650% due 07/12/2024	EUR	2,000	2,307
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$6,400	6,972
Barclays PLC
3.250% due 02/12/2027	GBP	200	264
3.250% due 01/17/2033		700	917
4.375% due 01/12/2026		$1,980	2,238
4.836% due 05/09/2028		1,100	1,208
4.972% due 05/16/2029 •		4,300	5,040
5.088% due 06/20/2030 •		1,500	1,711
7.125% due 06/15/2025 •(h)(i)	GBP	1,400	1,720
7.875% due 03/15/2022 •(h)(i)		$1,900	1,937
8.000% due 12/15/2020 •(h)(i)	EUR	600	678
8.000% due 06/15/2024 •(h)(i)		$800	829
British Telecommunications PLC 9.625% due 12/15/2030		1,200	1,964
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	600	741
FCE Bank PLC 1.660% due 02/11/2021	EUR	300	333
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,800	4,872
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		$900	893
2.558% (US0003M + 2.240%) due 03/08/2021 ~		1,300	1,317
4.041% due 03/13/2028 •		1,000	1,106
4.300% due 03/08/2026		1,340	1,514
4.750% due 07/04/2029 •(h)(i)	EUR	500	533
4.950% due 03/31/2030		$300	360
Lloyds Bank PLC
0.375% due 01/18/2021	EUR	500	564
4.000% due 09/29/2020		400	454
4.875% due 03/30/2027	GBP	1,700	2,675
Lloyds Banking Group PLC
3.870% due 07/09/2025 •		$400	436
3.900% due 03/12/2024		1,400	1,534
4.050% due 08/16/2023		2,200	2,394
4.375% due 03/22/2028		700	813
4.450% due 05/08/2025		600	681
4.582% due 12/10/2025		2,874	3,194
4.650% due 03/24/2026		1,900	2,117
5.125% due 12/27/2024 •(h)(i)	GBP	600	681
7.875% due 06/27/2029 •(h)(i)		200	276
Nationwide Building Society
2.000% due 01/27/2023		$1,100	1,134
3.766% due 03/08/2024 •		3,000	3,164
3.960% due 07/18/2030 •		900	1,014
4.302% due 03/08/2029 •		1,900	2,156
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		1,300	1,340
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		1,500	1,501
2.000% due 03/08/2023 •	EUR	1,000	1,143
2.000% due 03/04/2025 •		400	464
2.500% due 03/22/2023		2,641	3,093
3.875% due 09/12/2023		$700	755
4.269% due 03/22/2025 •		3,600	3,916
5.076% due 01/27/2030 •		1,600	1,924
6.000% due 12/29/2025 •(h)(i)		1,700	1,726
7.500% due 08/10/2020 •(h)(i)		1,100	1,104
8.000% due 08/10/2025 •(h)(i)		1,000	1,106
8.625% due 08/15/2021 •(h)(i)		400	417
Santander UK Group Holdings PLC
3.125% due 01/08/2021		1,200	1,215
4.796% due 11/15/2024 •		6,000	6,641
7.375% due 06/24/2022 •(h)(i)	GBP	400	508
Santander UK PLC
0.615% (SONIO/N + 0.550%) due 02/12/2027 ~		2,500	3,083
4.250% due 04/12/2021	EUR	600	698
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	806	1,323
5.744% due 04/13/2040		482	803
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		1,300	1,681

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Vodafone Group PLC 2.166% (US0003M + 0.990%) due 01/16/2024 ~		$2,500	2,490
Yorkshire Building Society 1.250% due 06/11/2021	EUR	100	114
			99,786
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Aggregator of Loans Backed by Assets PLC 1.977% due 04/24/2049	GBP	1,597	1,982
Business Mortgage Finance PLC 2.292% due 02/15/2041 •		1,255	1,522
Durham Mortgages B PLC 0.856% due 03/31/2054 •		2,244	2,762
EuroMASTR PLC 0.393% due 06/15/2040 •		247	285
Eurosail PLC 1.143% due 06/13/2045 •		1,505	1,847
Finsbury Square PLC
0.848% due 09/12/2065 •		335	414
0.878% due 09/12/2065 •		522	647
1.023% due 03/16/2070 •		1,551	1,910
1.148% due 09/12/2068 •		1,480	1,834
1.166% due 06/16/2069 •		4,048	5,012
Hawksmoor Mortgages 1.287% due 05/25/2053 •		4,579	5,673
Lanark Master Issuer PLC 1.073% due 12/22/2069 •		1,900	2,361
Precise Mortgage Funding PLC 0.878% due 03/12/2055 •		871	1,072
Residential Mortgage Securities PLC
0.982% due 03/20/2050 •		1,987	2,452
1.132% due 12/20/2046 •		1,876	2,325
1.382% due 09/20/2065 •		1,992	2,477
Ripon Mortgages PLC 1.056% due 08/20/2056 •		6,445	7,960
RMAC Securities PLC 0.468% due 06/12/2044 •		$217	201
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	5,276	6,521
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		3,333	4,130
Uropa Securities PLC
0.402% due 06/10/2059 •		524	618
0.552% due 06/10/2059 •		128	145
0.752% due 06/10/2059 •		100	116
0.952% due 06/10/2059 •		107	121
			54,387
		SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~		2,380	462
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
0.625% due 10/22/2050		$1,400	1,732
1.750% due 01/22/2049		4,100	6,562
4.250% due 12/07/2040 (l)		4,800	10,144
4.750% due 12/07/2038 (l)		2,100	4,532
			22,970
Total United Kingdom (Cost $174,937)			177,605
UNITED STATES 67.5%
ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp. Home Equity Loan Trust 0.335% due 07/25/2036 •		$2,461	1,131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.055% due 07/25/2034 •		489	486
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •		2	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.005% due 02/25/2034 •		226	213

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns Asset-Backed Securities Trust
0.435% due 08/25/2020 ^•		182	104
0.585% due 09/25/2046 •		610	574
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •		10	10
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •		809	646
0.255% due 05/25/2037 •		95	72
Countrywide Asset-Backed Certificates 0.525% due 12/25/2036 ^•		53	36
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC 0.305% due 07/25/2037 •		147	111
Fremont Home Loan Trust 0.325% due 01/25/2037 •		1,724	1,089
GSAMP Trust
0.315% due 12/25/2046 •		1,387	821
0.425% due 09/25/2036 •		1,983	893
Home Equity Asset Trust 0.785% due 11/25/2032 •		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		394	218
Lehman XS Trust 0.335% due 04/25/2037 ^•		109	111
Merrill Lynch Mortgage Investors Trust
0.265% due 09/25/2037 •		188	106
0.305% due 02/25/2037 •		41	16
0.935% due 06/25/2036 •		174	174
Morgan Stanley ABS Capital, Inc. Trust
0.235% due 07/25/2036 •		61	30
0.385% due 05/25/2037 •		5,438	3,530
Morgan Stanley Home Equity Loan Trust 0.535% due 04/25/2037 •		1,345	905
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •		414	196
5.919% due 09/25/2046 ^þ		1,573	605
NovaStar Mortgage Funding Trust 0.725% due 05/25/2036 •		3,700	3,245
Option One Mortgage Loan Trust 0.405% due 04/25/2037 •		1,581	1,221
People's Choice Home Loan Securities Trust 1.535% due 01/25/2035 •		1,297	1,250
Popular ABS Mortgage Pass-Through Trust 0.495% due 06/25/2047 ^•		1,769	1,529
Securitized Asset-Backed Receivables LLC Trust
0.235% due 12/25/2036 •		32	21
0.245% due 12/25/2036 ^•		30	9
0.315% due 05/25/2037 ^•		428	343
0.435% due 03/25/2036 •		4,331	3,113
SG Mortgage Securities Trust 0.335% due 10/25/2036 •		1,800	1,625
Soundview Home Loan Trust
0.245% due 11/25/2036 •		31	12
0.435% due 08/25/2037 •		3,000	2,436
Structured Asset Securities Corp. Mortgage Loan Trust 1.673% due 04/25/2035 •		112	109
Terwin Mortgage Trust 1.125% due 11/25/2033 •		62	58
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		2,320	2,312
2.900% due 10/25/2059 ~		12,365	13,038
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,730
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •		46	22
			46,153
CORPORATE BONDS & NOTES 9.7%
AbbVie, Inc.
1.500% due 11/15/2023	EUR	300	348
4.875% due 02/15/2021		$700	711
American Airlines Pass-Through Trust 3.600% due 04/15/2031		803	661
American Express Co.
0.997% (US0003M + 0.620%) due 05/20/2022 ~		1,500	1,503
2.750% due 05/20/2022		1,200	1,247
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		6,000	6,031
1.498% (US0003M + 1.180%) due 06/12/2024 ~		2,700	2,706
2.169% (US0003M + 0.950%) due 07/15/2021 ~		2,200	2,218
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		1,200	1,142
7.125% due 10/15/2020		900	905

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

BAT Capital Corp. 1.272% (US0003M + 0.880%) due 08/15/2022 ~		300	299
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		700	699
1.323% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,200
3.875% due 12/15/2023		300	329
4.375% due 12/15/2028		2,500	2,923
BMW U.S. Capital LLC 2.000% due 04/11/2021		100	101
Brixmor Operating Partnership LP 4.125% due 06/15/2026		2,700	2,828
Broadcom, Inc. 3.459% due 09/15/2026		504	542
Campbell Soup Co.
3.300% due 03/15/2021		500	509
3.650% due 03/15/2023		372	397
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		500	533
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		800	803
4.464% due 07/23/2022		600	640
5.125% due 07/01/2049		800	925
Citibank N.A.
0.977% (US0003M + 0.600%) due 05/20/2022 ~		1,800	1,804
2.844% due 05/20/2022 •		900	918
CNH Industrial Capital LLC 4.375% due 11/06/2020		800	808
Comcast Corp. 0.250% due 05/20/2027	EUR	1,200	1,325
CRH America Finance, Inc. 4.500% due 04/04/2048		$500	548
CVS Health Corp.
3.350% due 03/09/2021		213	217
3.700% due 03/09/2023		1,000	1,075
D.R. Horton, Inc. 4.375% due 09/15/2022		600	638
Daimler Finance North America LLC 0.865% (US0003M + 0.430%) due 02/12/2021 ~		2,200	2,191
Dell International LLC 4.420% due 06/15/2021		500	514
Discover Bank 3.350% due 02/06/2023		400	422
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~		1,400	1,398
Emera U.S. Finance LP 2.700% due 06/15/2021		3,100	3,157
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		300	300
Equitable Holdings, Inc.
3.900% due 04/20/2023		200	214
4.350% due 04/20/2028		1,800	2,017
Fidelity National Information Services, Inc. 0.400% due 01/15/2021	EUR	600	675
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •		100	102
0.185% due 05/14/2021 •		600	652
3.021% due 03/06/2024		2,100	2,267
General Electric Co. 6.250% due 09/29/2020	GBP	700	877
General Mills, Inc.
1.716% (US0003M + 0.540%) due 04/16/2021 ~		$300	301
3.200% due 04/16/2021		200	204
4.000% due 04/17/2025		100	113
General Motors Financial Co., Inc.
2.170% (US0003M + 0.850%) due 04/09/2021 ~		100	99
2.861% (US0003M + 1.550%) due 01/14/2022 ~		700	696
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		1,400	1,630
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		1,000	994
Hewlett Packard Enterprise Co. 0.998% (US0003M + 0.680%) due 03/12/2021 ~		3,700	3,698
Kilroy Realty LP 3.450% due 12/15/2024		200	210
Kimco Realty Corp. 3.300% due 02/01/2025		1,200	1,261
Kinder Morgan, Inc. 5.000% due 02/15/2021		600	613
Komatsu Finance America, Inc. 2.118% due 09/11/2020		300	301
Morgan Stanley 0.959% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	8,100	5,804
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		$3,040	3,240
NextEra Energy Capital Holdings, Inc. 1.080% (US0003M + 0.720%) due 02/25/2022 ~		2,000	2,011

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Nissan Motor Acceptance Corp. 0.833% (US0003M + 0.520%) due 03/15/2021 ~	400	391
Northwell Healthcare, Inc. 4.260% due 11/01/2047	1,195	1,335
ONEOK, Inc. 4.550% due 07/15/2028	400	420
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	3,600	3,907
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	200	213
Santander Holdings USA, Inc. 3.400% due 01/18/2023	700	729
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,202
Southern Co. 2.950% due 07/01/2023	2,900	3,068
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	300	315
Southwest Airlines Co. 4.750% due 05/04/2023	600	620
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	500	425
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	700	760
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	1,800	1,795
Ventas Realty LP 3.125% due 06/15/2023	1,500	1,544
Verizon Communications, Inc. 1.492% (US0003M + 1.100%) due 05/15/2025 ~	2,500	2,532
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~	2,000	2,001
1.375% (US0003M + 0.940%) due 11/12/2021 ~	1,900	1,895
3.350% due 05/13/2025	2,500	2,687
3.875% due 11/13/2020	1,400	1,413
4.000% due 11/12/2021	1,500	1,562
Walt Disney Co.
1.750% due 01/13/2026	500	515
2.200% due 01/13/2028	500	523
2.650% due 01/13/2031	500	531
3.500% due 05/13/2040	300	328
3.600% due 01/13/2051	400	447
Wells Fargo Bank N.A. 2.082% due 09/09/2022 •	3,600	3,659
WRKCo, Inc. 3.750% due 03/15/2025	700	777
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	1,600	1,662
3.550% due 04/01/2025	1,500	1,633
		112,383
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,152	1,089
MUNICIPAL BONDS & NOTES 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	320	320
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
3.869% due 09/25/2035 ^~	95	87
4.308% due 07/25/2035 ~	95	93
American Home Mortgage Assets Trust 0.375% due 09/25/2046 ^•	786	742
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •	77	77
Banc of America Funding Trust
3.988% due 10/20/2046 ^~	653	528
4.185% due 01/20/2047 ^~	110	104
4.213% due 11/20/2034 ~	378	362
5.500% due 09/25/2035	795	886
5.750% due 11/25/2035	373	385
6.000% due 08/25/2036 ^	103	100
Banc of America Mortgage Trust
4.015% due 07/25/2035 ~	50	43
4.089% due 09/25/2035 ^~	119	109
BCAP LLC Trust
2.431% due 01/26/2047 •	429	386
3.739% due 02/26/2036 ~	28	28
5.250% due 02/26/2036 ~	760	531
Bear Stearns Adjustable Rate Mortgage Trust
3.118% due 05/25/2034 ~	72	62

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

3.766% due 02/25/2036 ^~	184	177
3.801% due 05/25/2034 ~	175	163
3.836% due 11/25/2034 ~	600	487
3.889% due 02/25/2034 ~	7	7
3.937% due 10/25/2033 ~	47	47
3.967% due 02/25/2033 ~	3	3
4.082% due 05/25/2033 ~	34	34
Bear Stearns ALT-A Trust
3.349% due 08/25/2036 ^~	59	43
3.697% due 08/25/2036 ^~	1,120	727
3.717% due 11/25/2036 ^~	1,208	797
3.853% due 11/25/2035 ^~	43	38
3.938% due 11/25/2036 ^~	378	279
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~	81	67
BellaVista Mortgage Trust 0.444% due 05/20/2045 •	21	16
Chase Mortgage Finance Trust
3.386% due 07/25/2037 ~	105	91
3.988% due 02/25/2037 ~	232	228
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^	69	69
Citigroup Mortgage Loan Trust 3.979% due 08/25/2035 ~	105	102
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •	197	200
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.413% due 09/25/2035 ^~	923	818
CitiMortgage Alternative Loan Trust 0.785% due 02/25/2037 •	4,161	3,295
Commercial Mortgage Trust
0.701% due 03/10/2046 ~(a)	12,000	184
1.488% due 01/10/2046 ~(a)	8,804	227
Countrywide Alternative Loan Trust
0.345% due 02/25/2047 •	302	267
0.355% due 05/25/2047 •	278	249
0.385% due 06/25/2037 •	830	733
0.395% due 05/25/2035 •	854	770
0.395% due 07/25/2046 ^•	42	36
0.395% due 07/25/2046 •	703	630
0.400% due 03/20/2046 •	50	42
0.435% due 09/25/2046 ^•	1,516	978
0.445% due 07/25/2046 ^•	754	459
0.465% due 12/25/2035 •	31	29
0.470% due 09/20/2046 •	1,181	702
0.535% due 05/25/2037 ^•	442	154
0.585% due 06/25/2036 ^•	272	119
2.904% due 08/25/2035 •	227	214
5.200% due 11/25/2035 •	330	291
5.250% due 06/25/2035 ^	142	133
6.250% due 08/25/2037 ^	417	329
6.296% due 11/25/2035 •	235	212
6.500% due 08/25/2032	58	59
Countrywide Home Loan Mortgage Pass-Through Trust
0.508% due 03/25/2036 •	150	75
0.625% due 05/25/2035 ^•	82	62
0.765% due 04/25/2035 •	39	36
0.825% due 03/25/2035 •	749	648
0.845% due 02/25/2035 •	129	122
0.865% due 02/25/2035 •	52	47
3.427% due 08/25/2034 ^~	30	29
3.455% due 04/20/2036 ^~	120	107
3.711% due 02/20/2036 ^•	248	210
3.772% due 09/25/2047 ^~	402	366
3.799% due 08/25/2034 ^~	8	8
3.819% due 11/25/2034 ~	26	26
4.008% due 11/20/2034 ~	78	75
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	181	180
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~	10	10
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^	604	266
DBUBS Mortgage Trust
0.381% due 11/10/2046 ~(a)	15,100	13
0.874% due 11/10/2046 ~(a)	6,609	1
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	343	332
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.285% due 10/25/2036 ^•	47	35
6.300% due 07/25/2036 ^þ	275	255
First Horizon Alternative Mortgage Securities Trust 3.329% due 08/25/2035 ^~	570	505
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~	71	59

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

GreenPoint Mortgage Funding Trust
0.365% due 01/25/2037 •	662	580
0.385% due 12/25/2046 ^•	946	830
0.395% due 04/25/2036 •	429	400
0.625% due 06/25/2045 •	192	166
0.725% due 11/25/2045 •	51	42
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~	24	24
GS Mortgage Securities Corp.
0.397% due 05/03/2032 ~(a)	65,000	834
1.642% due 02/10/2046 ~(a)	14,289	443
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)	17,910	651
GSR Mortgage Loan Trust
0.445% due 08/25/2046 •	619	340
2.930% due 03/25/2033 •	66	63
3.740% due 05/25/2035 ~	142	133
4.065% due 09/25/2035 ~	87	87
HarborView Mortgage Loan Trust
0.384% due 09/19/2037 •	719	651
0.504% due 11/19/2035 •	573	516
0.570% due 07/21/2036 •	158	153
0.674% due 03/19/2036 ^•	92	83
0.754% due 02/19/2036 •	323	245
0.894% due 01/19/2035 •	30	27
3.653% due 07/19/2035 ^~	56	47
3.706% due 07/19/2035 ^~	3	3
HomeBanc Mortgage Trust 0.365% due 12/25/2036 •	15	14
Impac CMB Trust
0.845% due 03/25/2035 •	19	18
0.965% due 10/25/2034 •	193	189
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046 •	988	903
0.425% due 06/25/2037 •	387	351
0.435% due 02/25/2037 •	1,170	851
0.475% due 11/25/2036 ^•	318	285
3.512% due 08/25/2035 ~	172	152
3.707% due 11/25/2035 ^~	326	292
3.717% due 12/25/2034 ~	72	69
JPMorgan Alternative Loan Trust
0.425% due 10/25/2036 •	2,119	1,968
3.824% due 12/25/2035 ^~	1,692	1,396
5.500% due 11/25/2036 ^~	8	5
JPMorgan Chase Commercial Mortgage Securities Trust 1.108% due 12/15/2047 ~(a)	49,875	1,015
JPMorgan Mortgage Trust
0.485% due 10/25/2035 •	2,128	1,707
3.221% due 11/25/2033 ~	42	42
3.343% due 07/27/2037 ~	680	693
3.681% due 08/25/2035 ~	264	262
3.721% due 07/25/2035 ~	113	110
3.948% due 02/25/2036 ^~	323	281
4.090% due 10/25/2035 ~	102	101
Lehman XS Trust 0.505% due 11/25/2046 ^•	765	570
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •	193	170
0.865% due 05/25/2047 ^•	930	930
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•	418	25
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •	2	2
Merrill Lynch Mortgage Investors Trust
3.359% due 02/25/2033 ~	58	55
3.510% due 06/25/2035 ~	160	157
3.547% due 06/25/2037 ~	114	111
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~	21	20
Morgan Stanley Bank of America Merrill Lynch Trust
1.184% due 05/15/2046 ~(a)	45,844	1,075
1.474% due 02/15/2046 ~(a)	16,537	459
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	3,250	3,431
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	3,790	3,983
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.216% due 02/25/2036 ^~	89	75
3.219% due 10/25/2035 ~	200	190
3.932% due 08/25/2035 ~	135	137
5.820% due 03/25/2047 þ	330	335
6.138% due 03/25/2047 þ	282	287
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2047 •	1,034	506
0.395% due 04/25/2046 •	69	27
2.624% due 10/25/2037 ~	657	579

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

3.808% due 08/25/2035 ^~	111	61
4.999% due 09/25/2035 ^~	85	70
6.000% due 06/25/2037 ^	372	339
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^	189	181
6.500% due 08/25/2036 ^	681	322
Residential Funding Mortgage Securities, Inc. Trust
3.838% due 06/25/2035 ~	148	143
4.225% due 09/25/2035 ^~	198	153
Sequoia Mortgage Trust
0.540% due 07/20/2033 •	144	135
4.413% due 04/20/2035 ~	47	47
Structured Adjustable Rate Mortgage Loan Trust
0.405% due 05/25/2037 •	43	40
2.015% due 10/25/2037 ^•	236	216
2.904% due 01/25/2035 ^•	21	19
3.661% due 04/25/2035 ~	699	664
3.765% due 02/25/2034 ~	74	71
3.832% due 04/25/2034 ~	137	133
Structured Asset Mortgage Investments Trust
0.375% due 07/25/2046 ^•	653	504
0.395% due 04/25/2036 •	210	209
0.405% due 09/25/2047 •	86	73
0.444% due 07/19/2035 •	108	100
0.495% due 12/25/2035 ^•	16	15
0.645% due 05/25/2045 •	252	237
0.774% due 07/19/2034 •	4	4
3.004% due 08/25/2047 ^•	1,154	1,057
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •	1,157	982
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	10
Thornburg Mortgage Securities Trust 1.815% due 06/25/2047 ^•	1,274	1,113
UBS-Barclays Commercial Mortgage Trust 1.759% due 12/10/2045 ~(a)	49,305	1,394
UBS-Citigroup Commercial Mortgage Trust 2.349% due 01/10/2045 ~(a)	11,329	195
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 11/25/2045 •	207	196
0.475% due 10/25/2045 •	83	80
0.495% due 01/25/2045 •	83	79
0.765% due 07/25/2045 •	343	320
0.825% due 01/25/2045 •	61	60
0.925% due 11/25/2034 •	478	462
1.165% due 11/25/2034 •	324	313
2.240% due 11/25/2046 •	121	111
2.384% due 12/25/2046 •	439	401
2.501% due 12/25/2046 •	273	247
2.631% due 05/25/2046 •	705	667
2.904% due 06/25/2042 •	40	38
2.904% due 08/25/2042 •	34	31
3.185% due 04/25/2037 ^~	715	624
3.341% due 12/25/2036 ^~	27	25
3.504% due 02/25/2037 ^~	370	324
3.565% due 03/25/2036 ^~	825	726
3.618% due 03/25/2035 ~	232	228
3.649% due 02/25/2037 ^~	235	210
3.740% due 06/25/2033 ~	29	28
3.767% due 12/25/2035 ~	459	430
3.838% due 03/25/2034 ~	190	185
4.139% due 08/25/2034 ~	214	210
Washington Mutual Mortgage Pass-Through Certificates Trust
0.435% due 07/25/2046 ^•	3	3
2.444% due 07/25/2046 ^•	376	254
2.474% due 05/25/2046 ^•	1,250	1,017
6.000% due 10/25/2035 ^	424	341
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	81	76
Wells Fargo-RBS Commercial Mortgage Trust
0.434% due 03/15/2048 ~(a)	26,228	224
1.322% due 03/15/2045 ~(a)	43,914	1,099
		70,137
	SHARES
PREFERRED SECURITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	1,700,000	1,817

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Bank of America Corp. 5.875% due 03/15/2028 •(h)	1,900,000	1,945
		3,762
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 40.6%
Fannie Mae
0.236% due 07/25/2037 •	$194	191
0.305% due 03/25/2034 •	3	3
0.335% due 08/25/2034 •	3	3
0.585% due 06/25/2029 - 06/25/2036 •	72	72
2.168% due 01/25/2022 ~(a)	5,421	73
2.234% due 03/01/2033 •	34	34
2.891% due 06/01/2043 - 10/01/2044 •	86	87
3.283% due 06/01/2035 •	27	27
3.500% due 01/01/2059	4,664	5,078
3.520% due 12/01/2034 •	10	11
3.917% due 09/01/2035 •	27	27
4.127% due 12/01/2036 •	21	21
4.225% due 05/01/2026 •	1	1
4.321% due 11/01/2034 •	310	327
6.000% due 04/25/2043 - 07/25/2044	397	462
6.500% due 06/25/2044	7	8
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	2	1
Federal Housing Administration 6.896% due 07/01/2020	3	3
Freddie Mac
0.315% due 08/25/2031 •	13	13
0.590% due 07/25/2050 •	3,000	3,002
0.635% due 12/15/2031 •	18	18
0.720% due 01/15/2038 •	937	935
0.785% due 12/15/2037 •	202	204
0.932% due 09/25/2022 ~(a)	21,049	326
1.091% due 11/25/2022 ~(a)	25,912	480
2.704% due 10/25/2044 •	366	370
3.390% due 01/15/2038 ~(a)	937	52
3.640% due 10/01/2035 •	20	20
3.801% due 11/01/2035 •	30	30
4.021% due 09/01/2035 •	14	14
4.125% due 03/01/2036 •	199	199
4.147% due 06/01/2024 •	3	3
4.239% due 08/01/2035 •	19	19
Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	335	344
3.125% due 10/20/2029 •	6	6
6.000% due 08/20/2034	2,390	2,765
Uniform Mortgage-Backed Security
3.000% due 10/01/2049 - 03/01/2050	9,527	10,145
3.500% due 10/01/2034 - 05/01/2049	1,747	1,896
4.000% due 01/01/2048	83	89
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	22,200	22,613
2.500% due 07/01/2050 - 09/01/2050	155,100	161,312
3.500% due 08/01/2050	121,300	127,584
4.000% due 07/01/2050 - 08/01/2050	126,780	134,377
		473,245
U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (p)	227	230
0.500% due 01/15/2028 (l)(n)	21,105	23,137
0.625% due 04/15/2023 (n)	1,549	1,612
0.625% due 01/15/2026 (p)	432	468
0.750% due 02/15/2045	54	67
1.000% due 02/15/2048	1,144	1,515
1.375% due 02/15/2044 (n)(p)	1,981	2,707
2.000% due 01/15/2026	581	677
2.375% due 01/15/2025	68	78
2.500% due 01/15/2029 (l)	5,494	7,050
3.875% due 04/15/2029	1,872	2,648
U.S. Treasury Notes
1.750% due 11/15/2029 (l)	7,500	8,281
2.000% due 08/15/2025 (l)(p)	9,500	10,317
2.000% due 11/15/2026 (l)(n)(p)	5,300	5,821
2.250% due 11/15/2025 (p)	200	220
2.625% due 06/15/2021 (p)	800	819
2.875% due 04/30/2025 (l)	4,200	4,724

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury STRIPS
0.000% due 11/15/2023 (a)(n)		7,300	7,239
0.000% due 05/15/2026 (a)(n)		1,442	1,402
			79,012
Total United States (Cost $771,716)			786,101
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (k) 1.0%			11,227
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	2,521	24
U.S. TREASURY BILLS 0.0%
0.152% due 07/21/2020 - 09/17/2020 (e)(f)(p)		$287	287
Total Short-Term Instruments (Cost $11,544)			11,538
Total Investments in Securities (Cost $1,707,052)			1,762,419
		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio		60,502	603
PIMCO Short-Term Floating NAV Portfolio III		18,052	178
Total Short-Term Instruments (Cost $777)			781
Total Investments in Affiliates (Cost $777)			781
Total Investments 151.4% (Cost $1,707,829)			$1,763,200
Financial Derivative Instruments (m)(o) 0.4%(Cost or Premiums, net $4,498)			6,925
Other Assets and Liabilities, net (52.0)%			(605,534)
Net Assets 100.0%			$1,164,591

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.959%	02/03/2023	01/30/2020	$6,140	$5,804	0.50%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$11,227	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(11,452)	$11,227	$11,227
Total Repurchase Agreements	$(11,452)	$11,227	$11,227
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2020	07/01/2020	$(10,944)	$(10,944)
0.210	05/20/2020	07/20/2020	(787)	(788)
BPS	(0.410)	05/27/2020	08/20/2020	EUR	(15,268)	(17,146)
(0.400)	04/28/2020	08/20/2020	(3,458)	(3,882)
(0.380)	05/27/2020	08/20/2020	(24,110)	(27,078)
(0.300)	03/25/2020	08/20/2020	(520)	(583)
(0.270)	03/20/2020	08/20/2020	(2,624)	(2,945)
BRC	(0.250)	05/22/2020	08/20/2020	(4,794)	(5,384)
BSN	0.250	04/23/2020	07/23/2020	$(1,784)	(1,785)
DBL	(1.350)	05/13/2020	TBD(2)	EUR	(565)	(634)
(0.450)	05/28/2020	08/20/2020	(929)	(1,043)
(0.410)	05/27/2020	08/20/2020	(2,341)	(2,629)
(0.410)	05/28/2020	08/20/2020	(2,343)	(2,631)
0.210	05/28/2020	08/12/2020	GBP	(3,675)	(4,555)
0.220	05/28/2020	08/12/2020	(8,218)	(10,185)
GRE	0.230	05/06/2020	07/06/2020	$(2,242)	(2,243)
IND	0.200	05/19/2020	08/19/2020	(9,941)	(9,943)
JML	(0.420)	03/17/2020	08/20/2020	EUR	(6,414)	(7,199)
(0.400)	05/27/2020	08/20/2020	(6,840)	(7,681)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

(0.350)	03/18/2020	08/20/2020	(11,825)	(13,272)
(0.350)	03/19/2020	08/20/2020	(1,620)	(1,818)
(0.300)	03/18/2020	08/20/2020	(9,307)	(10,446)
JPS	0.180	06/30/2020	07/02/2020	$(1,107)	(1,108)
0.210	05/18/2020	08/18/2020	(11,125)	(11,128)
MBC	(0.200)	05/28/2020	08/20/2020	EUR	(1,703)	(1,913)
Total Reverse Repurchase Agreements	$(158,963)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	0.020%	06/29/2020	07/06/2020	$(3,651)	$(3,652)
BPG	0.050	06/17/2020	07/15/2020	(3,508)	(3,508)
UBS	0.200	05/20/2020	07/20/2020	(18,874)	(18,878)
Total Sale-Buyback Transactions	$(26,038)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	7,400	$(7,815)	$(7,847)
Total Canada (Cost $(7,815))	(7,847)
United States (6.2)%
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2050	$35,332	(37,123)	(37,151)
Uniform Mortgage-Backed Security, TBA	3.000	09/01/2050	33,768	(35,374)	(35,444)
Total United States	(72,497)	(72,595)
Total Short Sales (6.9)%	$(80,312)	$(80,442)
(l)	Securities with an aggregate market value of $188,320 and cash of $385 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(180,067) at a weighted average interest rate of (0.158%).Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)	Payable for short sales includes $22 of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note September 2020 Futures	$104.750	08/21/2020	26	$52	$0	$0
Put - CBOT U.S. Treasury 5-Year Note August 2020 Futures	107.000	07/24/2020	510	510	5	1
Call - CBOT U.S. Treasury 10-Year Note August 2020 Futures	181.000	07/24/2020	8	8	0	0
Call - CBOT U.S. Treasury 10-Year Note September 2020 Futures	175.000	08/21/2020	101	101	1	1
Call - CME 90-Day Eurodollar June 2022 Futures	99.750	06/13/2022	93	233	21	55
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	50	125	11	26
Call - MSE Canada Government 10-Year Bond September 2020 Futures	CAD	189.000	08/21/2020	296	296	2	1
Total Purchased Options	$40	$84
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	484	$39,099	$16	$0	$(5)
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	934	5	(1)	0	(1)
Call Options Strike @ EUR 194.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	204	2	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT France Government 10-Year Bond September 2020 Futures (1)	08/2020	21	0	0	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Euro-BTP Italy Government Bond September Futures	09/2020	555	89,715	2,073	343	(75)
Euro-Buxl 30-Year Bond September Futures	09/2020	42	10,379	179	0	(51)
Japan Government 10-Year Bond September Futures	09/2020	50	70,364	40	0	(88)
Put Options Strike @ EUR 85.000 on Euro-BTP Italy Government Bond September 2020 Futures (1)	08/2020	550	6	0	0	0
United Kingdom Long Gilt September Futures	09/2020	80	13,644	(11)	22	(16)
$2,296	$365	$(236)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2020	7	$(719)	$(11)	$1	$(1)
Canada Government 10-Year Bond September Futures	09/2020	296	(33,538)	(56)	74	0
Euro-Bobl September Futures	09/2020	3	(455)	(2)	0	0
Euro-Bund 10-Year Bond September Futures	09/2020	204	(40,457)	(347)	41	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	21	(3,955)	(53)	2	0
Euro-Schatz September Futures	09/2020	934	(117,674)	(65)	26	0
U.S. Treasury 10-Year Note September Futures	09/2020	141	(19,623)	(53)	22	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	23	(5,018)	19	24	0
$(568)	$190	$(1)
Total Futures Contracts	$1,728	$555	$(237)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.078%	EUR	200	$(6)	$5	$(1)	$0	$0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.140	200	(4)	3	(1)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.040	$3,400	(100)	84	(16)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.080	EUR	300	(5)	3	(2)	0	0
$(115)	$95	$(20)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	600	$10	$(8)	$2	$0	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164	400	(2)	(54)	(56)	0	0
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.482	$900	16	(6)	10	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.802	EUR	2,000	(36)	65	29	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2025	0.833	2,500	(83)	107	24	2	0
$(95)	$104	$9	$2	$(3)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 10-Year Index	(1.000)%	Quarterly	12/20/2029	$89,500	$199	$612	$811	$0	$(147)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	5,500	81	(27)	54	0	(17)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	56,000	(308)	262	(46)	0	(319)
$(28)	$847	$819	$0	$(483)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$343,600	$(3)	$(34)	$(37)	$0	$(3)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		69,900	0	(4)	(4)	0	(3)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		13,800	0	4	4	0	(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		9,900	0	5	5	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		49,900	4	7	11	0	(6)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		35,300	0	8	8	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		10,400	0	5	5	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		28,300	3	3	6	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		32,600	0	(4)	(4)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		21,900	0	(1)	(1)	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		7,400	0	5	5	0	0
							$4	$(6)	$(2)	$4	$(15)
INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	400	$11	$1	$12	$0	$0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.905	Quarterly	12/03/2039		3,300	0	(250)	(250)	4	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	9,100	0	76	76	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		3,200	14	30	44	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		18,400	0	329	329	0	(12)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	272	210	0	(6)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		37,300	1,324	2,380	3,704	0	(51)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		7,500	2	370	372	0	(12)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		21,800	213	1,141	1,354	0	(35)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		21,900	(442)	1,207	765	0	(36)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		6,900	93	1,626	1,719	0	(33)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	571	571	0	(12)
Pay(8)	3-Month GBP-LIBOR	1.080	Quarterly	12/03/2039	GBP	3,300	0	276	276	12	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(7)	45	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$9,600	70	(190)	(120)	0	(1)
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2021		52,000	597	30	627	6	0
Pay(8)	3-Month USD-LIBOR	1.450	Semi-Annual	08/13/2021		52,000	598	30	628	6	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		12,400	45	(281)	(236)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		57,600	(802)	(1,162)	(1,964)	0	(5)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		21,600	(50)	(526)	(576)	0	(3)
Receive(8)	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		18,500	0	(598)	(598)	2	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		15,200	121	(1,454)	(1,333)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		13,600	(735)	(752)	(1,487)	3	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		15,500	0	(472)	(472)	5	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		17,950	0	(520)	(520)	6	0
Receive(8)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		8,700	0	(279)	(279)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		5,300	9	(297)	(288)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		41,600	4,096	33	4,129	0	(9)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		29,000	(1,192)	(150)	(1,342)	12	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		8,000	(238)	(15)	(253)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,620	534	(1,954)	(1,420)	15	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		48,700	2,869	(9,532)	(6,663)	71	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		19,100	375	(1,969)	(1,594)	40	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		20,500	(390)	(1,647)	(2,037)	39	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		18,400	(87)	(2,430)	(2,517)	41	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		43,650	(2,215)	(426)	(2,641)	90	0
Receive(8)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		3,100	(90)	(8)	(98)	8	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		9,500	(1,740)	242	(1,498)	86	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	21,800	8	103	111	0	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		17,900	(11)	165	154	0	(1)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	12,700	(271)	(78)	(349)	0	(13)
Pay	6-Month CHF-LIBOR	0.530	Annual	06/30/2025	CHF	14,700	0	7	7	6	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		7,200	(12)	281	269	4	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	149	149	4	0
Pay(8)	6-Month EUR-EURIBOR	0.339	Annual	12/11/2021	EUR	7,200	0	6	6	4	0
Receive(8)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022		27,700	(44)	(31)	(75)	0	(3)
Pay(8)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		118,300	872	540	1,412	60	0
Pay(8)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		9,000	299	446	745	9	0
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		73,300	3,052	516	3,568	111	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	09/16/2050		6,300	138	(129)	9	9	0
Receive(8)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		5,600	(1,039)	(109)	(1,148)	9	0
Receive(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	8,700	22	(174)	(152)	0	(25)
Pay(8)	6-Month GBP-LIBOR	0.250	Semi-Annual	12/16/2022		25,400	17	46	63	19	0
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		37,100	412	204	616	50	0
Receive(8)	6-Month GBP-LIBOR	0.672	Semi-Annual	02/26/2031		2,500	0	(95)	(95)	0	(7)
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		5,600	77	(270)	(193)	0	(31)
Pay(8)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		7,700	64	203	267	42	0
Pay(8)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		880	0	101	101	5	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	66	48	0	(4)
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,340,000	197	1	198	0	(14)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		1,210,000	22	(414)	(392)	43	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		980,000	(101)	602	501	0	(58)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	3,100	0	108	108	2	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	58,200	(7)	387	380	6	0
Pay	UKRPI	3.386	Maturity	01/15/2030	GBP	2,000	0	40	40	0	(13)
Pay	UKRPI	3.436	Maturity	02/15/2030		1,100	0	25	25	0	(7)
Pay	UKRPI	3.450	Maturity	02/15/2030		3,400	4	82	86	0	(22)
Pay	UKRPI	3.453	Maturity	02/15/2030		6,900	0	178	178	0	(45)
							$6,661	$(13,349)	$(6,688)	$838	$(460)
Total Swap Agreements							$6,427	$(12,309)	$(5,882)	$844	$(961)
(n)	Securities with an aggregate market value of $5,656 and cash of $19,125 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin asset of $24 for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

(o)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	JPY	2,128,088		$19,917	$208	$0
	07/2020	RUB	256,862		3,702	100	0
	07/2020		$989	AUD	1,433	0	0
	07/2020		1,053	CAD	1,412	0	(13)
	07/2020		112,547	CHF	108,269	1,727	0
	07/2020		1,287	RUB	100,020	116	0
	07/2020		612	ZAR	11,601	57	0
	08/2020		19,925	JPY	2,128,088	0	(208)
	09/2020	CNH	664,542		$92,755	0	(859)
	09/2020	IDR	8,539,340		580	1	0
	09/2020	ILS	1,880		547	4	0
	09/2020		$4,290	CNH	30,786	46	0
BPS	07/2020	BRL	3,821		$713	10	0
	07/2020	DKK	4,480		652	0	(24)
	07/2020	GBP	4,956		6,326	185	0
	07/2020	RUB	440,906		6,376	193	0
	07/2020		$2,080	AUD	3,020	4	0
	07/2020		698	BRL	3,821	5	0
	07/2020		28,328	EUR	25,158	42	(105)
	08/2020	EUR	1,860		$2,085	0	(6)
	08/2020		$396	RUB	27,760	0	(8)
	09/2020	CNH	66,299		$9,210	0	(129)
	09/2020	HKD	6,977		888	0	(12)
	09/2020	IDR	21,354,977		1,450	15	(14)
	09/2020	MYR	26,945		6,276	11	0
	09/2020		$1,592	MYR	6,819	0	(6)
BRC	07/2020	MXN	72,509		$3,250	97	0
	09/2020	MYR	98,625		22,984	54	(6)
	09/2020		$9,190	HKD	72,072	106	0
	12/2020		3,186	MXN	72,509	0	(93)
CBK	07/2020	CHF	101,816		$107,578	114	0
	07/2020	DKK	329,000		47,843	0	(1,762)
	07/2020	EUR	2,676		3,003	0	(3)
	07/2020	PEN	21,874		6,347	171	0
	07/2020	SEK	19,040		2,023	0	(20)
	07/2020		$4,412	AUD	6,416	15	0
	07/2020		6,558	CHF	6,209	2	(7)
	07/2020		15,772	DKK	105,238	144	(49)
	07/2020		90,562	EUR	81,489	997	(6)
	07/2020		9	HUF	3,036	0	0
	07/2020		4,052	JPY	436,300	0	(11)
	07/2020		2,902	MXN	72,509	250	0
	07/2020		5,516	PEN	19,304	0	(65)
	07/2020		38,008	SEK	364,979	1,160	0
	07/2020		181	ZAR	3,308	9	0
	07/2020	ZAR	1,187		$62	0	(6)
	08/2020	JPY	56,976		528	0	0
	08/2020	PEN	9,657		2,827	102	0
	08/2020		$107,679	CHF	101,816	0	(111)
	08/2020		1,686	NOK	16,425	21	0
	08/2020		17,754	NZD	27,715	132	0
	08/2020		2,103	PEN	7,418	0	(11)
	09/2020	CNH	139,090		$19,520	0	(73)
	09/2020	KRW	31,914,718		25,913	0	(703)
	09/2020	PEN	6,434		1,880	66	0
	09/2020		$1,673	CNH	12,021	20	0
	09/2020		12,021	MXN	266,740	0	(532)
	10/2020	DKK	82,093		$12,431	50	(21)
	12/2020	PEN	11,886		3,364	21	0
DUB	07/2020	BRL	3,821		698	0	(5)
	07/2020		$724	BRL	3,821	0	(22)
	08/2020	BRL	3,821		$724	22	0
FBF	09/2020		$595	HKD	4,618	0	0
GLM	07/2020	DKK	4,255		$625	0	(17)
	07/2020		$147	CAD	200	0	0
	07/2020		31,421	GBP	25,442	139	(34)
	07/2020		16,410	MXN	408,994	1,332	0
	07/2020		4,470	RUB	340,885	311	0
	09/2020	CNH	8,785		$1,236	0	(1)
HUS	07/2020	AUD	17,749		12,246	22	(25)
	07/2020	CAD	17,011		12,480	20	(71)
	07/2020	EUR	12,860		14,449	11	(10)
	07/2020	GBP	1,065		1,350	30	0
	07/2020	NOK	18,015		1,855	0	(17)
	07/2020	NZD	8,456		5,446	0	(11)
	07/2020	PEN	7,529		2,191	66	0
	07/2020		$4,439	AUD	6,447	11	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

	07/2020		2,466	CAD	3,338	0	(7)
	07/2020		1,017	CHF	964	0	0
	07/2020		5,195	EUR	4,616	0	(9)
	07/2020		4,914	GBP	3,969	5	(2)
	07/2020		97,070	NOK	945,204	1,180	(49)
	07/2020		11,368	NZD	18,299	440	0
	07/2020		372	RUB	26,042	0	(7)
	07/2020		3,182	SEK	29,360	0	(31)
	07/2020		146	ZAR	2,690	9	0
	08/2020	RON	46		$10	0	0
	08/2020	SEK	9,230		985	0	(6)
	08/2020		$48,316	CAD	66,118	390	0
	08/2020		28,868	GBP	23,540	307	0
	09/2020	CNY	133,962		$18,684	0	(199)
	09/2020	IDR	12,388,256		808	0	(33)
	09/2020	PLN	7,733		1,969	14	0
	09/2020		$11,103	CNH	79,720	134	0
JPM	07/2020	CAD	476		$349	0	(1)
	07/2020	DKK	8,400		1,250	0	(17)
	07/2020	RUB	3,613		52	1	0
	07/2020		$862	CHF	822	5	0
	07/2020		5,759	DKK	38,023	0	(26)
	07/2020		1,227	EUR	1,086	0	(7)
	07/2020		1,906	JPY	205,300	0	(5)
	07/2020		77,098	SEK	729,958	1,239	0
	07/2020		251	ZAR	4,567	12	0
	07/2020	ZAR	22,357		$1,278	0	(10)
	08/2020	RON	83		18	0	(1)
	08/2020	RUB	90,925		1,305	34	0
	08/2020		$748	RUB	52,233	0	(18)
	09/2020	IDR	9,994,163		$688	10	0
	10/2020	DKK	38,023		5,771	27	0
	10/2020		$739	DKK	4,905	2	0
MEI	09/2020		22,279	MYR	95,311	0	(119)
MYI	07/2020	AUD	132,353		$87,313	0	(4,023)
	07/2020	CHF	11,701		12,196	0	(154)
	07/2020	DKK	4,665		702	0	(1)
	07/2020	JPY	4,133,762		38,597	312	0
	07/2020	SEK	1,105,257		118,440	0	(173)
	07/2020		$89,903	AUD	135,359	3,515	(8)
	07/2020		767	CHF	737	11	0
	07/2020		18,678	DKK	123,794	14	(26)
	07/2020		1,130	NOK	10,490	0	(40)
	07/2020		11,577	NZD	17,872	0	(44)
	08/2020		1,984	CHF	1,887	10	0
	08/2020		24,888	JPY	2,661,162	0	(232)
	08/2020		118,486	SEK	1,105,257	174	0
	09/2020	MYR	3,408		$773	0	(20)
	09/2020	PLN	9,889		2,513	13	0
	09/2020		$31,247	IDR	473,865,404	908	0
	10/2020	DKK	166,402		$25,166	39	(12)
	06/2021		$92	EUR	72	0	(10)
SCX	07/2020	AUD	134,926		$92,825	0	(287)
	07/2020	NOK	937,679		96,755	27	(690)
	07/2020		$10	CLP	8,141	0	(1)
	07/2020		1,121	EUR	1,000	3	0
	07/2020		35,757	JPY	3,863,000	139	(119)
	08/2020		92,835	AUD	134,926	295	0
	08/2020		109,938	EUR	97,813	33	0
	08/2020		93,383	NOK	905,364	690	0
	09/2020	HKD	70,605		$8,984	0	(123)
SOG	07/2020		$6,754	DKK	44,831	5	0
	10/2020	DKK	44,831		$6,768	0	(5)
SSB	07/2020		$186	GBP	150	0	0
TOR	07/2020	CAD	71,835		$52,573	0	(340)
	07/2020	JPY	1,722,813		16,107	151	0
	07/2020		$87,967	AUD	132,353	3,370	0
	07/2020		101,014	CAD	139,145	1,480	0
	07/2020		52,967	JPY	5,702,001	0	(158)
	08/2020		52,578	CAD	71,835	340	0
	08/2020		16,114	JPY	1,722,813	0	(152)
UAG	07/2020	DKK	4,890		$710	0	(27)
	07/2020	JPY	2,221,939		20,757	179	0
	07/2020		$1,003	CHF	949	0	(1)
	08/2020		17,304	JPY	1,848,989	0	(173)
	08/2020		958	RUB	67,862	0	(9)
Total Forward Foreign Currency Contracts						$23,736	$(12,451)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus USD	$0.890	07/16/2020	28,000	$3	$0
GLM	Call - OTC EUR versus USD	1.163	09/15/2020	5,173	35	19
Call - OTC EUR versus USD	1.163	01/29/2021	5,201	68	68
Call - OTC USD versus SEK	SEK	13.250	07/16/2020	52,000	5	0
HUS	Put - OTC EUR versus USD	$0.980	08/28/2020	49,700	5	1
Call - OTC USD versus CAD	CAD	1.610	07/27/2020	100,800	10	0
Call - OTC USD versus CHF	CHF	1.100	07/16/2020	116,300	12	0
Call - OTC USD versus JPY	JPY	118.000	07/16/2020	49,600	5	0
$143	$88
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	3,700	$153	$37
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	2,300	92	25
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	5,100	377	111
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	2,000	122	56
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	4,400	326	92
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	3,500	137	39
$1,207	$360
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	$64.000	07/07/2020	14,600	$1	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	74.000	07/07/2020	39,000	1	0
$2	$0
Total Purchased Options	$1,352	$448
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index	Sell	93.000%	08/19/2020	800	$(8)	$(10)
Call - OTC CDX.HY-34 5-Year Index	Buy	104.000	08/19/2020	800	(4)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,400	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,400	(5)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	2,400	(3)	(3)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,900	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	1,900	(4)	(4)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	2,500	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,400	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	2,500	(5)	(5)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,400	(2)	(2)
BPS	Put - OTC CDX.HY-34 5-Year Index	Sell	92.000	08/19/2020	900	(7)	(10)
Call - OTC CDX.HY-34 5-Year Index	Buy	105.000	08/19/2020	900	(4)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,200	(2)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	2,400	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	4,900	(6)	(6)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	2,400	(4)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	4,000	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	4,000	(7)	(6)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	3,300	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	3,300	(3)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	3,000	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	3,000	(7)	(6)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	2,700	(3)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	2,700	(4)	(5)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,100	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,100	(3)	(3)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	5,300	(5)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	5,300	(9)	(8)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,600	(2)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,600	(7)	(6)
							$(121)	$(110)
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD			$1.105	09/15/2020	5,173	$(35)	$(35)
	Put - OTC EUR versus USD			1.093	01/29/2021	5,201	(67)	(61)
							$(102)	$(96)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	5,300	$(69)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	30,800	$(153)	$(2)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	18,700	(85)	(2)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	42,400	(377)	(8)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/06/2020	52,000	(73)	(627)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	08/11/2020	52,000	(74)	(627)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	5,650	(119)	(40)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/27/2020	1,700	(52)	(57)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/28/2020	2,700	(107)	(91)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	800	(25)	(26)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	36,600	(326)	(6)
	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	29,000	(133)	(3)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	1,500	(49)	(48)
							$(1,573)	$(1,537)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR		10/07/2022	23,250	$(24)	$(36)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR		10/08/2022	12,500	(12)	(19)
							$(36)	$(55)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		$101.000	07/07/2020		2,900	$(21)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050		100.422	08/06/2020		1,000	(8)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050		100.625	08/06/2020		800	(6)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.219	08/06/2020		200	(1)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.133	08/06/2020		6,800	(27)	(7)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		100.398	07/07/2020		1,800	(12)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		100.457	07/07/2020		3,800	(26)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		100.723	07/07/2020		4,000	(26)	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	2,500	(21)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	800	(6)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	4,100	(27)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	3,100	(20)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	6,900	(24)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,300	(7)	(2)
$(232)	$(41)
Total Written Options	$(2,133)	$(1,839)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.060%	$600	$(21)	$10	$0	$(11)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	4,700	(168)	79	0	(89)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	3,900	(96)	(3)	0	(99)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	2,200	(42)	(9)	0	(51)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	1,600	(55)	25	0	(30)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	5,800	(146)	(1)	0	(147)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	2,600	(92)	43	0	(49)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.238	3,700	(72)	(13)	0	(85)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	3,200	(113)	52	0	(61)
HUS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.060	4,200	(142)	62	0	(80)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	2,200	(55)	(1)	0	(56)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.161	2,700	(65)	(3)	0	(68)
$(1,067)	$241	$0	$(826)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	06/20/2023	2.511%	$300	$(15)	$2	$0	$(13)
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	300	(15)	2	0	(13)
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	2,200	(97)	(50)	0	(147)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.511	300	(17)	4	0	(13)
$(144)	$(42)	$0	$(186)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	10,400	$7,176	$2	$36	$38	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	80	40	0
$(38)	$116	$78	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.780%	Annual	05/01/2029	ILS	3,000	$0	$98	$98	$0
BPS	Pay	3-Month ILS-TELBOR	0.455	Annual	05/18/2027	7,200	0	15	15	0
CBK	Pay	3-Month ILS-TELBOR	1.755	Annual	04/29/2029	5,000	0	160	160	0
GLM	Pay	3-Month ILS-TELBOR	1.780	Annual	04/22/2029	4,500	0	148	148	0
Pay	3-Month ILS-TELBOR	1.779	Annual	04/30/2029	4,500	0	147	147	0
HUS	Pay	3-Month ILS-TELBOR	1.774	Annual	04/25/2029	6,000	0	195	195	0
JPM	Pay	3-Month ILS-TELBOR	1.775	Annual	04/25/2029	5,100	3	163	166	0
$3	$926	$929	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	$16,000	$45	$(64)	$0	$(19)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/21/2020	14,300	0	(3,242)	0	(3,242)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	3,100	9	(18)	0	(9)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.306% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	1,400	4	(7)	0	(3)
$58	$(3,331)	$0	$(3,273)
Total Swap Agreements	$(1,188)	$(2,090)	$1,007	$(4,285)
(p)

Securities with an aggregate market value of $3,684 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$93	$0	$93
Sovereign Issues	0	444	0	444
Australia
Asset-Backed Securities	0	500	0	500
Non-Agency Mortgage-Backed Securities	0	4,606	0	4,606
Sovereign Issues	0	21,883	0	21,883
Austria
Corporate Bonds & Notes	0	235	0	235
Brazil
Corporate Bonds & Notes	0	6,259	0	6,259
Loan Participations and Assignments	0	0	1,005	1,005
Canada
Corporate Bonds & Notes	0	9,883	0	9,883
Non-Agency Mortgage-Backed Securities	0	4,714	0	4,714
Sovereign Issues	0	4,825	0	4,825
Cayman Islands
Asset-Backed Securities	0	24,248	0	24,248
Corporate Bonds & Notes	0	12,422	0	12,422
Chile
Sovereign Issues	0	1,245	0	1,245
China
Sovereign Issues	0	121,284	0	121,284
Denmark
Corporate Bonds & Notes	0	61,936	0	61,936
Finland
Sovereign Issues	0	15,324	0	15,324
France
Corporate Bonds & Notes	0	6,486	0	6,486
Sovereign Issues	0	34,754	0	34,754
Germany
Corporate Bonds & Notes	0	19,908	0	19,908
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,293	0	1,293
Hong Kong
Corporate Bonds & Notes	0	727	0	727
India
Corporate Bonds & Notes	0	1,284	0	1,284
Indonesia
Sovereign Issues	0	1,170	0	1,170
Ireland
Asset-Backed Securities	0	12,740	0	12,740
Corporate Bonds & Notes	0	1,545	0	1,545
Israel
Sovereign Issues	0	3,906	0	3,906
Italy
Corporate Bonds & Notes	0	15,129	0	15,129
Sovereign Issues	0	20,119	0	20,119
Japan
Corporate Bonds & Notes	0	18,988	0	18,988
Sovereign Issues	0	130,599	0	130,599
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,133	0	1,133
Kuwait
Sovereign Issues	0	8,051	0	8,051
Lithuania
Sovereign Issues	0	2,158	0	2,158
Luxembourg
Corporate Bonds & Notes	0	4,062	0	4,062
Malaysia
Corporate Bonds & Notes	0	1,729	0	1,729
Sovereign Issues	0	6,236	0	6,236
Mexico
Sovereign Issues	0	1,312	0	1,312
Netherlands
Asset-Backed Securities	0	9,328	0	9,328
Corporate Bonds & Notes	0	11,481	0	11,481
Preferred Securities	0	599	0	599
Norway
Corporate Bonds & Notes	0	1,186	0	1,186
Panama
Sovereign Issues	0	369	0	369
Peru
Sovereign Issues	0	9,491	0	9,491
Poland
Sovereign Issues	0	4,449	0	4,449
Qatar
Loan Participations and Assignments	0	0	6,988	6,988
Sovereign Issues	0	23,725	0	23,725
Russia
Sovereign Issues	0	2,741	0	2,741

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Saudi Arabia
Corporate Bonds & Notes	0	1,124	0	1,124
Sovereign Issues	0	12,968	0	12,968
Singapore
Corporate Bonds & Notes	0	5,431	0	5,431
Slovenia
Sovereign Issues	0	5,974	0	5,974
South Africa
Sovereign Issues	0	1,045	0	1,045
South Korea
Sovereign Issues	0	26,776	0	26,776
Spain
Corporate Bonds & Notes	0	3,523	0	3,523
Sovereign Issues	0	57,060	0	57,060
Switzerland
Corporate Bonds & Notes	0	12,800	0	12,800
United Arab Emirates
Corporate Bonds & Notes	0	1,649	0	1,649
Sovereign Issues	0	4,233	0	4,233
United Kingdom
Corporate Bonds & Notes	0	99,786	0	99,786
Non-Agency Mortgage-Backed Securities	0	54,387	0	54,387
Preferred Securities	0	462	0	462
Sovereign Issues	0	22,970	0	22,970
United States
Asset-Backed Securities	0	46,153	0	46,153
Corporate Bonds & Notes	0	112,383	0	112,383
Loan Participations and Assignments	0	1,089	0	1,089
Municipal Bonds & Notes	0	320	0	320
Non-Agency Mortgage-Backed Securities	0	70,137	0	70,137
Preferred Securities	0	3,762	0	3,762
U.S. Government Agencies	0	473,245	0	473,245
U.S. Treasury Obligations	0	79,012	0	79,012
Short-Term Instruments
Repurchase Agreements	0	11,227	0	11,227
Argentina Treasury Bills	0	24	0	24
U.S. Treasury Bills	0	287	0	287
	$0	$1,754,426	$7,993	$1,762,419
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$781	$0	$0	$781
Total Investments	$781	$1,754,426	$7,993	$1,763,200
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(7,847)	0	(7,847)
United States
U.S. Government Agencies	0	(72,595)	0	(72,595)
	$0	$(80,442)	$0	$(80,442)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	638	845	0	1,483
Over the counter	0	25,191	0	25,191
	$638	$26,036	$0	$26,674
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(237)	(961)	0	(1,198)
Over the counter	(6)	(18,569)	0	(18,575)
	$(243)	$(19,530)	$0	$(19,773)
Total Financial Derivative Instruments	$395	$6,506	$0	$6,901
Totals	$1,176	$1,680,490	$7,993	$1,689,659

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 69.3% ¤
CANADA 1.8%
SOVEREIGN ISSUES 1.8%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$8,941
Total Canada (Cost $6,785)			8,941
DENMARK 8.0%
CORPORATE BONDS & NOTES 8.0%
Nykredit Realkredit A/S 1.000% due 04/01/2021	DKK	270,000	41,125
Total Denmark (Cost $40,392)			41,125
UNITED STATES 5.3%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •		$190	183
Argent Securities Trust 0.275% due 07/25/2036 •		1,375	543
Asset-Backed Funding Certificates Trust 0.885% due 06/25/2034 •		358	346
Asset-Backed Securities Corp. Home Equity Loan Trust 0.265% due 05/25/2037 •		47	35
Bear Stearns Asset-Backed Securities Trust 0.845% due 10/25/2032 •		61	60
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •		9	9
Countrywide Asset-Backed Certificates 0.925% due 05/25/2032 •		103	100
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		90	85
Credit-Based Asset Servicing & Securitization Trust
0.245% due 11/25/2036 •		38	23
0.255% due 01/25/2037 ^•		297	110
Home Equity Asset Trust 0.785% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 0.235% due 10/25/2036 •		27	14
Lehman XS Trust 0.335% due 04/25/2037 ^•		9	9
Long Beach Mortgage Loan Trust 0.745% due 10/25/2034 •		28	24
Merrill Lynch Mortgage Investors Trust 0.265% due 09/25/2037 •		40	22
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 05/25/2037 •		60	52
0.285% due 11/25/2036 •		7,221	4,317
SLM Student Loan Trust 2.491% due 04/25/2023 •		2,327	2,278
Soundview Home Loan Trust 0.245% due 11/25/2036 •		263	101
Structured Asset Securities Corp. Mortgage Loan Trust 1.673% due 04/25/2035 •		6	5
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •		27	13
			8,330
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns ALT-A Trust
3.229% due 01/25/2036 ^~		748	744
3.349% due 08/25/2036 ^~		30	21
Citigroup Mortgage Loan Trust 3.979% due 08/25/2035 ~		20	20
Countrywide Alternative Loan Trust
0.345% due 02/25/2047 •		101	89
0.370% due 02/20/2047 ^•		4,510	3,346
0.400% due 03/20/2046 •		380	319

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2020 (Unaudited)

0.465% due 12/25/2035 •	218	205
0.465% due 02/25/2037 •	116	100
0.485% due 08/25/2035 •	339	308
0.485% due 12/25/2035 •	850	704
0.535% due 09/25/2035 •	1,106	995
0.705% due 12/25/2035 •	42	37
Countrywide Home Loan Mortgage Pass-Through Trust
0.645% due 05/25/2035 •	127	109
0.765% due 03/25/2035 ^•	505	418
0.765% due 04/25/2035 •	4	4
0.785% due 03/25/2035 •	43	35
0.825% due 03/25/2035 •	2,615	2,243
0.845% due 02/25/2035 •	9	9
0.945% due 09/25/2034 •	7	7
3.799% due 08/25/2034 ^~	6	6
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	9	10
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.285% due 10/25/2036 ^•	3	2
Downey Savings & Loan Association Mortgage Loan Trust
0.404% due 03/19/2045 •	315	300
0.454% due 08/19/2045 •	148	136
0.524% due 09/19/2045 •	1,395	1,029
GreenPoint Mortgage Funding Trust 0.645% due 06/25/2045 •	1,150	940
HarborView Mortgage Loan Trust
0.504% due 11/19/2035 •	225	202
0.530% due 06/20/2035 •	52	52
0.674% due 06/19/2035 •	264	258
0.674% due 01/19/2036 ^•	47	44
0.674% due 03/19/2036 ^•	1,124	1,002
0.694% due 01/19/2036 •	1,832	1,356
0.854% due 09/19/2035 •	15	13
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.219% due 10/25/2035 ~	17	16
Residential Accredit Loans, Inc. Trust 0.395% due 04/25/2046 •	137	53
Sequoia Mortgage Trust
0.540% due 07/20/2033 •	514	482
0.544% due 10/19/2026 •	5	5
1.672% due 10/20/2034 •	175	170
Structured Asset Mortgage Investments Trust 0.774% due 07/19/2034 •	2	2
Thornburg Mortgage Securities Trust 0.725% due 03/25/2044 •	71	66
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •	19	19
0.495% due 01/25/2045 •	11	10
0.825% due 01/25/2045 •	11	11
0.825% due 07/25/2045 •	10	9
1.990% due 02/27/2034 •	6	6
2.240% due 10/25/2046 •	32	28
2.240% due 11/25/2046 •	321	294
2.501% due 12/25/2046 •	117	106
2.704% due 11/25/2042 •	2	2
2.904% due 08/25/2042 •	7	6
		16,348
U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.305% due 03/25/2034 •	4	4
0.335% due 08/25/2034 •	3	2
0.518% due 09/25/2042 •	25	25
0.585% due 06/25/2029 •	1	1
3.520% due 12/01/2034 •	3	3
4.321% due 11/01/2034 •	15	16
4.381% due 12/01/2030 •	2	2
6.000% due 07/25/2044	14	16
7.000% due 09/25/2023	5	5
Freddie Mac
0.325% due 09/25/2031 •	18	18
0.335% due 09/25/2035 •	1,109	1,104
0.635% due 12/15/2031 •	1	1
2.704% due 10/25/2044 •	54	55
2.891% due 02/25/2045 •	25	25
2.904% due 07/25/2044 •	16	16
3.296% due 10/01/2036 •	16	17
6.500% due 07/15/2028	155	177
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~	25	26
3.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~	30	31
3.125% due 11/20/2024 •	50	51
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	60	62
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~	34	35
3.875% due 04/20/2030 - 06/20/2030 •	262	276

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2020 (Unaudited)

6.000% due 08/20/2034		341	395
Small Business Administration
4.625% due 02/01/2025		10	11
5.090% due 10/01/2025		4	4
			2,378
Total United States (Cost $34,245)			27,056
SHORT-TERM INSTRUMENTS 54.2%
REPURCHASE AGREEMENTS (d) 19.7%			100,767
BELGIUM TREASURY BILLS 4.4%
(0.553)% due 01/14/2021 (b)(c)	EUR	20,000	22,536
CANADA TREASURY BILLS 5.9%
0.680% due 09/02/2020 - 09/16/2020 (a)(b)	CAD	41,000	30,184
NETHERLANDS TREASURY BILLS 4.4%
(0.616)% due 07/30/2020 (b)(c)	EUR	20,000	22,480
U.S. TREASURY BILLS 12.6%
0.123% due 07/14/2020 - 10/22/2020 (a)(b)(f)(h)		$64,538	64,531
U.S. TREASURY CASH MANAGEMENT BILLS 7.2%
0.155% due 09/08/2020 U.S. Treasury Cash Management Bills (b)(c)		$36600	36,592
Total Short-Term Instruments (Cost $275,832)			277,090
Total Investments in Securities (Cost $357,254)			354,212
		SHARES
INVESTMENTS IN AFFILIATES 33.6%
SHORT-TERM INSTRUMENTS 33.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.6%
PIMCO Short-Term Floating NAV Portfolio III		17,430,026	171,843
Total Short-Term Instruments (Cost $171,613)			171,843
Total Investments in Affiliates (Cost $171,613)			171,843
Total Investments 102.9% (Cost $528,867)			$526,055
Financial Derivative Instruments (e)(g) (0.5)%(Cost or Premiums, net $(5,769))			(2,617)
Other Assets and Liabilities, net (2.4)%			(12,420)
Net Assets 100.0%			$511,018

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$867	U.S. Treasury Notes 2.125% due 05/15/2022	$(884)	$867	$867
RDR	0.120	06/30/2020	07/01/2020	99,900	U.S. Treasury Notes 1.125% - 1.875% due 02/28/2022 - 02/28/2025	(101,969)	99,900	99,900
Total Repurchase Agreements	$(102,853)	$100,767	$100,767
(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month EURIBOR September Futures	09/2020	1,509	$425,769	$193	$21	$(21)
Australia Government 10-Year Bond September Futures	09/2020	1,526	156,688	2,482	127	(191)
Canada Government 10-Year Bond September Futures	09/2020	461	52,233	(122)	0	(115)
Euro-Bund 10-Year Bond September Futures	09/2020	45	8,924	41	0	(9)
Euro-Buxl 30-Year Bond September Futures	09/2020	43	10,626	183	0	(52)
Euro-Schatz September Futures	09/2020	336	42,332	32	0	(9)
Japan Government 10-Year Bond September Futures	09/2020	77	108,360	23	0	(136)
Put Options Strike @ EUR 150.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	580	7	(1)	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond September 2020 Futures (1)	08/2020	600	7	(1)	0	0
$2,830	$148	$(533)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	580	$(20)	$332	$6	$0
Put Options Strike @ EUR 172.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	600	(40)	154	0	0
United Kingdom Long Gilt September Futures	09/2020	190	(32,404)	25	38	(52)
$511	$44	$(52)
Total Futures Contracts	$3,341	$192	$(585)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	12,500	$3	$383	$386	$3	$0
Pay	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025	24,900	686	73	759	3	0
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030	CAD	30,200	(932)	(123)	(1,055)	50	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	188,900	(3,447)	(1,750)	(5,197)	0	(190)
Receive	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022	EUR	55,900	(86)	(65)	(151)	0	(7)
Pay	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025	32,200	291	93	384	16	0
Pay	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	3,400	140	26	166	5	0
Pay	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	9,200	(26)	186	160	26	0
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050	31,000	(656)	(425)	(1,081)	0	(178)
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050	106,600	(2,779)	(914)	(3,693)	0	(581)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	14,780,000	(563)	(2,168)	(2,731)	67	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	530,000	12	(131)	(119)	4	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	799,000	(72)	(218)	(290)	8	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2030	8,500,000	190	143	333	101	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	7,000,000	636	(7,123)	(6,487)	233	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	1,170,000	72	(1,071)	(999)	42	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	830,000	0	(821)	(821)	30	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	2,010,000	(94)	(1,766)	(1,860)	72	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	390,000	856	(156)	700	0	(25)
Total Swap Agreements	$(5,769)	$(15,827)	$(21,596)	$660	$(981)
(f)	Securities with an aggregate market value of $15,589 and cash of $ 24039 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	JPY	290,474	$2,713	$23	$0
07/2020	$1,023	JPY	109,923	0	(5)
08/2020	JPY	35,423	$332	3	0
08/2020	$2,100	JPY	224,274	0	(22)
BPS	07/2020	AUD	620	$427	0	(1)
07/2020	GBP	7,737	9,784	197	0
07/2020	$822	AUD	1,190	0	0
07/2020	39,688	EUR	35,684	403	0
07/2020	3,581	GBP	2,856	0	(42)
07/2020	287	JPY	30,777	0	(2)
08/2020	JPY	30,777	$287	2	0
BRC	07/2020	DKK	178,315	26,023	0	(862)
10/2020	62,477	9,471	32	0
CBK	07/2020	273,470	40,100	0	(1,131)
07/2020	$584	CAD	803	7	0
07/2020	8,323	DKK	55,091	15	(32)
10/2020	DKK	55,091	$8,341	33	(15)
10/2020	$30,510	DKK	204,188	337	0
GLM	07/2020	GBP	9,581	$11,818	0	(54)
07/2020	$28,959	CAD	39,422	79	0
07/2020	595	GBP	470	0	(12)
HUS	07/2020	AUD	1,659	$1,127	1	(18)
07/2020	$3,180	CAD	4,356	29	0
07/2020	2,432	EUR	2,177	16	(2)
07/2020	4,893	GBP	3,891	0	(72)
07/2020	246	NOK	2,400	3	0
08/2020	CAD	22,926	$16,753	0	(136)
IND	10/2020	DKK	307,000	46,574	195	0
JPM	07/2020	JPY	421,900	3,915	7	0
07/2020	MXN	3,727	167	5	0
07/2020	$2,607	CAD	3,571	23	0
07/2020	48,926	DKK	327,992	543	(17)
07/2020	2,670	GBP	2,131	0	(30)
08/2020	CAD	3,571	$2,607	0	(23)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2020 (Unaudited)

	10/2020	DKK	24,836		3,769	17	0
SCX	07/2020	AUD	425		297	4	0
	07/2020	EUR	38,916		43,315	0	(408)
	07/2020		$4,787	GBP	3,880	21	0
	07/2020		750	JPY	82,000	10	0
SOG	07/2020	DKK	24,485		$3,692	0	0
	07/2020		$4,626	DKK	30,710	4	0
	10/2020	DKK	30,710		$4,636	0	(3)
SSB	09/2020		$229	SGD	324	4	0
TOR	07/2020	CAD	95,511		$69,337	0	(1,016)
	07/2020	JPY	181,563		1,698	16	0
	07/2020		$21,069	CAD	28,789	136	0
	07/2020		4,126	JPY	444,197	0	(12)
	08/2020	CAD	28,789		$21,071	0	(136)
	08/2020		$1,698	JPY	181,563	0	(16)
UAG	07/2020	JPY	194,860		$1,823	18	0
	07/2020		$259	EUR	230	0	(1)
	08/2020		1,824	JPY	194,860	0	(18)
Total Forward Foreign Currency Contracts						$2,183	$(4,086)
(h)

Securities with an aggregate market value of $2,554 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Canada
Sovereign Issues			$0		$8,941	$0	$8,941
Denmark
Corporate Bonds & Notes			0		41,125	0	41,125
United States
Asset-Backed Securities			0		8,330	0	8,330
Non-Agency Mortgage-Backed Securities			0		16,348	0	16,348
U.S. Government Agencies			0		2,378	0	2,378
Short-Term Instruments
Repurchase Agreements			0		100,767	0	100,767
Belgium Treasury Bills			0		22,536	0	22,536
Canada Treasury Bills			0		30,184	0	30,184
Netherlands Treasury Bills			0		22,480	0	22,480
U.S. Treasury Bills			0		64,531	0	64,531
U.S. Treasury Cash Management Bills			0		36,592	0	36,592
			$0		$354,212	$0	$354,212
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$171,843		$0	$0	$171,843
Total Investments			$171,843		$354,212	$0	$526,055
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			192		660	0	852
Over the counter			0		2,183	0	2,183
			$192		$2,843	$0	$3,035
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(585)		(981)	0	(1,566)
Over the counter			0		(4,086)	0	(4,086)
			$(585)		$(5,067)	$0	$(5,652)
Total Financial Derivative Instruments			$(393)		$(2,224)	$0	$(2,617)
Totals			$171,450		$351,988	$0	$523,438

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Al Convoy (Luxembourg) SARL 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		$1,596	$1,529
Altice France S.A. 3.000% (EUR003M + 3.000%) due 01/31/2026 ~	EUR	987	1,062
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$15,500	15,426
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		2,288	2,174
5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		3,267	3,106
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		10,815	10,680
Caesars Entertainment Operating Co. 2.178% (LIBOR03M + 2.000%) due 10/07/2024 ~		808	806
Caesars Resort Collection LLC
TBD% due 06/19/2025		11,400	10,751
2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		15,893	14,241
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~		100	97
Carnival Corp.
TBD% due 06/30/2025 «		8,000	7,760
TBD% due 06/30/2025	EUR	12,300	13,312
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		$6,153	5,558
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		3,868	3,659
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		8,020	7,731
Citadel Securities LP 2.928% (LIBOR03M + 2.750%) due 02/27/2026 ~		10,172	9,926
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		5,022	4,579
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		3,275	3,120
Coty, Inc. 2.425% (LIBOR03M + 2.250%) due 04/07/2025 ~		1,092	981
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		6,838	6,787
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		6,107	5,823
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	28,851
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		12,200	12,005
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		8,008	7,107
Diamond Sports Group LLC 3.430% (LIBOR03M + 3.250%) due 08/24/2026 ~		17,369	14,221
Elanco Animal Health, Inc. TBD% due 02/04/2027		3,800	3,638
Encina Private Credit LLC 4.514% (LIBOR03M + 3.514%) due 11/30/2025 «~		19,278	19,278
FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 «~		5,109	4,968
Genesee & Wyoming, Inc. 2.308% (LIBOR03M + 2.000%) due 12/30/2026 ~		3,591	3,472
HCA, Inc. 1.928% (LIBOR03M + 1.750%) due 03/18/2026 ~		1,324	1,301
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		3,806	3,871
8.000% (PRIME + 4.750%) due 11/27/2023 ~		17,400	17,416
Iridium Satellite LLC 4.750% (LIBOR03M + 3.750%) due 11/04/2026 ~		3,691	3,630
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		9,410	8,928
Level 3 Parent LLC 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		15,118	14,324
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		5,135	4,827
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		1,700	1,617
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		41,079	39,213

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	987	1,062
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		$4,248	4,043
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		9,768	9,737
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		5,000	4,991
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		2,000	1,874
RPI Intermediate Finance Trust 1.928% (LIBOR03M + 1.750%) due 02/11/2027 ~		15,381	15,065
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		3,491	3,422
SS&C Technologies Holdings Europe SARL 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,916	1,836
SS&C Technologies, Inc. 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		7,344	7,036
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		4,500	4,500
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		4,500	4,500
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		25,300	25,434
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		14,229	13,644
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		16,000	16,000
Toyota Motor Credit Corp.
0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		23,100	23,068
1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		37,600	37,427
U.S. Renal Care, Inc. 5.178% (LIBOR03M + 5.000%) due 06/26/2026 ~		4,069	3,922
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		6,774	6,294
USI, Inc. 4.308% (LIBOR03M + 4.000%) due 12/02/2026 ~		3,085	2,998
Western Digital Corp. 1.674% (LIBOR03M + 1.500%) due 02/27/2023 ~		1,480	1,445
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		765	757
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(b)		3,387	2,201
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		8,728	8,301
Total Loan Participations and Assignments (Cost $535,086)			517,332
CORPORATE BONDS & NOTES 70.6%
BANKING & FINANCE 33.4%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		9,900	9,300
3.300% due 01/23/2023		250	246
3.650% due 07/21/2027		5,400	4,780
3.875% due 01/23/2028		1,425	1,287
4.125% due 07/03/2023		14,090	13,785
4.450% due 12/16/2021		3,700	3,738
4.450% due 04/03/2026		2,320	2,200
4.500% due 05/15/2021		450	453
5.000% due 10/01/2021		150	152
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~		2,300	2,303
AIB Group PLC
4.263% due 04/10/2025 •		5,900	6,292
4.750% due 10/12/2023		5,000	5,397
Air Lease Corp. 2.500% due 03/01/2021		528	528
Aircastle Ltd.
4.250% due 06/15/2026		7,100	6,526
4.400% due 09/25/2023		18,000	17,472
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025		4,600	5,124
3.900% due 06/15/2023		5,000	5,413
4.300% due 01/15/2026		12,535	14,287
4.900% due 12/15/2030		4,500	5,627
Ally Financial, Inc. 3.050% due 06/05/2023		29,500	29,928
Ambac LSNI LLC 6.000% due 02/12/2023 •		11,694	11,584
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		3,500	3,594
3.625% due 11/15/2027		500	514
3.875% due 01/30/2031		1,000	1,050
American Express Co. 2.500% due 07/30/2024		3,420	3,626

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

American Financial Group, Inc. 3.500% due 08/15/2026		31,350	33,458
American Homes 4 Rent LP 4.250% due 02/15/2028		13,667	14,632
American Honda Finance Corp. 3.375% due 12/10/2021		60	62
American International Group, Inc.
5.750% due 04/01/2048 •		400	413
6.250% due 05/01/2036		1,200	1,620
American Tower Corp.
2.100% due 06/15/2030		4,500	4,519
2.750% due 01/15/2027		23,000	24,719
2.900% due 01/15/2030		3,400	3,636
2.950% due 01/15/2025		29,200	31,766
3.100% due 06/15/2050		8,100	7,997
3.375% due 05/15/2024		13,400	14,558
3.375% due 10/15/2026		2,100	2,338
3.700% due 10/15/2049		4,200	4,623
3.800% due 08/15/2029		20,230	23,031
4.000% due 06/01/2025		22,700	25,571
4.400% due 02/15/2026		7,481	8,652
Aon Corp. 2.800% due 05/15/2030		4,500	4,820
Arch Capital Group Ltd. 3.635% due 06/30/2050		6,905	7,259
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	3,000	3,865
8.625% due 07/15/2023		$10,100	10,571
Ares Finance Co. LLC 3.250% due 06/15/2030		13,900	14,192
Aroundtown S.A. 5.375% due 03/21/2029		1,200	1,362
Assurant, Inc.
1.534% (US0003M + 1.250%) due 03/26/2021 ~		1,584	1,584
4.200% due 09/27/2023		2,000	2,123
Athene Global Funding
2.667% (US0003M + 1.230%) due 07/01/2022 ~		23,800	23,590
4.000% due 01/25/2022		2,800	2,899
AvalonBay Communities, Inc. 2.450% due 01/15/2031		17,000	18,147
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		700	666
2.875% due 01/20/2022		12,045	11,514
3.500% due 11/01/2027		16,454	13,571
3.875% due 05/01/2023		500	476
4.375% due 01/30/2024		1,700	1,599
4.875% due 10/01/2025		10,591	9,713
6.750% due 04/06/2021		1,976	1,986
7.125% due 10/15/2020		10,350	10,402
Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		8,600	6,965
3.950% due 07/01/2024		1,235	1,081
5.125% due 10/01/2023		1,500	1,389
5.500% due 01/15/2023		2,525	2,379
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	18,111
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	1,200	1,315
Banco Bradesco S.A. 3.200% due 01/27/2025		$15,000	14,786
Banco BTG Pactual S.A.
4.500% due 01/10/2025		16,000	15,715
5.500% due 01/31/2023		17,633	18,036
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	9,000	2,612
Banco do Brasil S.A.
4.625% due 01/15/2025		$5,900	6,121
4.750% due 03/20/2024		4,900	5,089
4.875% due 04/19/2023		1,300	1,354
Banco General S.A. 4.125% due 08/07/2027		3,900	4,153
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		9,600	9,706
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(g)(h)		9,000	8,524
Banco Santander Chile 2.700% due 01/10/2025		2,000	2,058
Banco Santander Mexico S.A. 4.125% due 11/09/2022		10,000	10,444
Banco Santander S.A.
2.431% (US0003M + 1.120%) due 04/12/2023 ~		4,400	4,336
3.125% due 02/23/2023		600	626
3.848% due 04/12/2023		2,400	2,555
4.379% due 04/12/2028		3,000	3,353
Banco Votorantim S.A. 4.000% due 09/24/2022		10,000	10,138

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		1,639	1,634
1.319% due 06/19/2026 •		18,400	18,466
2.020% (US0003M + 1.000%) due 04/24/2023 ~		17,700	17,796
2.676% due 06/19/2041 •		3,000	3,093
3.004% due 12/20/2023 •		1,800	1,894
3.124% due 01/20/2023 •		20,000	20,721
3.419% due 12/20/2028 •		19,445	21,669
3.559% due 04/23/2027 •		5,000	5,583
3.593% due 07/21/2028 •		8,000	8,993
3.970% due 03/05/2029 •		18,700	21,449
8.050% due 06/15/2027		12,000	14,626
Bank of America N.A. 6.000% due 10/15/2036		4,600	6,548
Bank of New York Mellon Corp.
2.661% due 05/16/2023 •		120	124
3.000% due 02/24/2025		7,000	7,669
3.450% due 08/11/2023		3,400	3,696
4.700% due 09/20/2025 •(g)		10,100	10,529
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		6,000	6,004
Barclays Bank PLC 7.625% due 11/21/2022 (h)		34,496	37,576
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		23,285	23,081
1.822% (US0003M + 1.430%) due 02/15/2023 ~		13,200	13,167
2.375% due 10/06/2023 •	GBP	1,100	1,381
2.558% (US0003M + 2.110%) due 08/10/2021 ~		$1,900	1,930
2.936% (US0003M + 1.625%) due 01/10/2023 ~		6,000	6,017
3.200% due 08/10/2021		3,200	3,274
3.250% due 02/12/2027	GBP	3,000	3,955
4.338% due 05/16/2024 •		$2,200	2,370
4.375% due 01/12/2026		33,865	38,277
4.610% due 02/15/2023 •		17,400	18,326
5.088% due 06/20/2030 •		2,500	2,852
7.250% due 03/15/2023 •(g)(h)	GBP	8,765	10,819
7.875% due 09/15/2022 •(g)(h)		200	249
8.000% due 12/15/2020 •(g)(h)	EUR	600	678
8.000% due 06/15/2024 •(g)(h)		$5,600	5,806
BBVA Bancomer S.A.
4.375% due 04/10/2024		3,100	3,312
5.125% due 01/18/2033 •(h)		20,600	19,237
5.875% due 09/13/2034 •(h)		4,600	4,493
6.750% due 09/30/2022		592	632
BGC Partners, Inc. 5.125% due 05/27/2021		21,000	21,317
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	14,433
2.500% due 01/10/2030		$7,000	7,312
4.450% due 07/15/2045		2,300	2,670
5.000% due 06/15/2044		3,900	4,812
BNP Paribas S.A.
3.375% due 01/09/2025		600	649
3.500% due 03/01/2023		18,400	19,491
4.400% due 08/14/2028		14,100	16,272
7.000% due 08/16/2028 •(g)(h)		6,000	6,519
7.375% due 08/19/2025 •(g)(h)		1,000	1,097
BOC Aviation Ltd.
2.375% due 09/15/2021		1,500	1,502
2.750% due 09/18/2022		3,200	3,223
3.500% due 01/31/2023		6,645	6,830
3.500% due 10/10/2024		8,800	9,139
Boston Properties LP
2.750% due 10/01/2026		35	38
3.250% due 01/30/2031		7,200	7,762
3.400% due 06/21/2029		6,500	7,180
BPCE S.A.
1.558% (US0003M + 1.240%) due 09/12/2023 ~		4,300	4,314
2.375% due 01/14/2025		1,500	1,553
2.700% due 10/01/2029		1,600	1,709
4.000% due 09/12/2023		11,350	12,281
4.000% due 04/15/2024		1,000	1,112
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,600	2,673
Brighthouse Financial, Inc. 3.700% due 06/22/2027		5,300	5,409
Brixmor Operating Partnership LP
1.737% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,908
3.250% due 09/15/2023		5,200	5,319
3.650% due 06/15/2024		2,200	2,282
3.850% due 02/01/2025		5,475	5,657
3.900% due 03/15/2027		300	309
4.125% due 06/15/2026		3,600	3,771
4.125% due 05/15/2029		1,600	1,664
Brookfield Finance, Inc.
4.000% due 04/01/2024		13,200	14,330

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.350% due 04/15/2030		11,100	12,551
4.850% due 03/29/2029		6,400	7,542
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		900	763
Camden Property Trust
3.500% due 09/15/2024		800	865
4.100% due 10/15/2028		25	29
Cantor Fitzgerald LP
4.875% due 05/01/2024		2,100	2,267
6.500% due 06/17/2022		450	478
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	3,114
CBL & Associates LP
4.600% due 10/15/2024 ^(c)		600	173
5.250% due 12/01/2023 ^(c)		1,900	525
5.950% due 12/15/2026 ^(c)		22,550	6,549
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)		16,400	17,561
China Construction Bank New Zealand Ltd. 1.056% (US0003M + 0.750%) due 12/20/2021 ~		9,400	9,387
China Evergrande Group 6.250% due 06/28/2021 (k)		6,600	6,357
CIT Group, Inc. 5.000% due 08/15/2022		3,518	3,604
Citibank N.A. 0.977% (US0003M + 0.600%) due 05/20/2022 ~		13,700	13,726
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		23,500	23,449
2.876% due 07/24/2023 •		3,000	3,123
2.900% due 12/08/2021		15,700	16,183
3.200% due 10/21/2026		25,290	27,758
3.400% due 05/01/2026		2,200	2,441
3.700% due 01/12/2026		17,100	19,126
4.075% due 04/23/2029 •		5,260	6,004
8.125% due 07/15/2039		2,786	4,829
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(g)		18,500	18,801
CME Group, Inc. 5.300% due 09/15/2043		6,400	9,394
CNA Financial Corp. 3.450% due 08/15/2027		50	53
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		2,411	2,495
Cooperatieve Rabobank UA
1.144% (US0003M + 0.860%) due 09/26/2023 ~		2,900	2,894
2.625% due 07/22/2024		3,800	4,040
3.875% due 09/26/2023		11,700	12,792
4.625% due 05/23/2029	GBP	9,600	14,090
6.625% due 06/29/2021 •(g)(h)	EUR	4,000	4,632
Corestate Capital Holding S.A. 3.500% due 04/15/2023		1,100	1,043
Corporate Office Properties LP 5.000% due 07/01/2025		$13,800	14,702
Country Garden Holdings Co. Ltd. 7.250% due 04/04/2021		9,800	9,886
Credit Agricole S.A.
2.040% (US0003M + 1.020%) due 04/24/2023 ~		1,100	1,102
3.750% due 04/24/2023		2,400	2,570
7.500% due 06/23/2026 •(g)(h)	GBP	300	406
Credit Suisse AG
2.100% due 11/12/2021		$4,800	4,902
6.500% due 08/08/2023 (h)		38,355	42,043
Credit Suisse Group AG
1.558% (US0003M + 1.240%) due 06/12/2024 ~		15,600	15,685
2.593% due 09/11/2025 •		13,400	13,866
3.574% due 01/09/2023		10,900	11,313
3.869% due 01/12/2029 •		13,950	15,409
4.207% due 06/12/2024 •		34,300	36,899
5.100% due 01/24/2030 •(g)(h)		3,000	2,846
6.250% due 12/18/2024 •(g)(h)		1,500	1,569
6.375% due 08/21/2026 •(g)(h)		11,400	11,586
7.125% due 07/29/2022 •(g)(h)		200	206
7.250% due 09/12/2025 •(g)(h)		7,100	7,300
7.500% due 07/17/2023 •(g)(h)		12,400	12,891
7.500% due 12/11/2023 •(g)(h)		2,080	2,246
Credit Suisse Group Funding Guernsey Ltd.
3.425% (US0003M + 2.290%) due 04/16/2021 ~		13,350	13,559
3.750% due 03/26/2025		8,700	9,601
3.800% due 09/15/2022		7,050	7,492
3.800% due 06/09/2023		18,300	19,722
4.550% due 04/17/2026		6,000	6,905
Crown Castle International Corp.
2.250% due 01/15/2031		41,345	41,739
3.100% due 11/15/2029		800	859
3.200% due 09/01/2024		6,200	6,735
3.250% due 01/15/2051		30,571	30,656

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.300% due 07/01/2030		3,900	4,267
3.400% due 02/15/2021		600	609
3.650% due 09/01/2027		2,443	2,725
3.700% due 06/15/2026		4,230	4,721
3.800% due 02/15/2028		17,269	19,432
4.000% due 03/01/2027		3,100	3,528
4.000% due 11/15/2049		4,435	4,968
4.300% due 02/15/2029		8,680	10,078
4.450% due 02/15/2026		15,300	17,551
5.250% due 01/15/2023		7,883	8,775
CubeSmart LP
3.000% due 02/15/2030		4,225	4,490
4.375% due 02/15/2029		4,600	5,354
CVS Pass-Through Trust 4.704% due 01/10/2036		8,222	8,811
CyrusOne LP
2.900% due 11/15/2024		4,000	4,207
3.450% due 11/15/2029		7,400	7,716
Danske Bank A/S 3.244% due 12/20/2025 •		5,000	5,205
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,700	4,148
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$10,300	9,972
1.846% (US0003M + 1.290%) due 02/04/2021 ~		7,200	7,163
2.281% (US0003M + 0.970%) due 07/13/2020 ~		37,200	37,207
2.700% due 07/13/2020		4,779	4,780
3.150% due 01/22/2021		2,600	2,613
3.300% due 11/16/2022		9,015	9,228
3.961% due 11/26/2025 •		1,400	1,470
4.250% due 10/14/2021		42,900	44,041
6.000% due 10/30/2025 •(g)(h)		4,000	3,311
Digital Realty Trust LP
3.600% due 07/01/2029		14,500	16,656
3.700% due 08/15/2027		35	40
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,566
Discover Financial Services
4.100% due 02/09/2027		$8,150	8,914
4.500% due 01/30/2026		6,900	7,743
5.200% due 04/27/2022		8,398	8,969
6.125% due 06/23/2025 •(g)		20,000	20,564
Doctors Co. 6.500% due 10/15/2023		12,300	13,380
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		686	624
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,045	1,894
Duke Realty LP 3.050% due 03/01/2050		2,000	2,104
E*TRADE Financial Corp. 4.500% due 06/20/2028		5,645	6,535
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,318
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	8,734	9,611
EPR Properties
3.750% due 08/15/2029		$16,114	14,063
4.500% due 04/01/2025		7,200	6,843
4.500% due 06/01/2027		11,900	11,044
4.750% due 12/15/2026		8,000	7,650
4.950% due 04/15/2028		5,500	5,257
Equinix, Inc.
2.150% due 07/15/2030		15,345	15,216
2.625% due 11/18/2024		4,600	4,906
2.900% due 11/18/2026		400	432
3.000% due 07/15/2050		4,200	4,108
3.200% due 11/18/2029		8,500	9,241
Equitable Holdings, Inc. 4.350% due 04/20/2028		15,400	17,257
ERP Operating LP
2.500% due 02/15/2030		1,101	1,175
3.000% due 07/01/2029		2,501	2,768
4.500% due 06/01/2045		400	524
4.625% due 12/15/2021		45	47
Essex Portfolio LP
2.650% due 03/15/2032		10,100	10,682
3.375% due 04/15/2026		11,400	12,386
3.500% due 04/01/2025		1,875	2,047
3.625% due 08/15/2022		300	315
3.875% due 05/01/2024		3,900	4,249
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	19,145
4.625% due 04/29/2030		$12,400	13,385
FCE Bank PLC 0.869% due 09/13/2021	EUR	5,000	5,431

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Fidelity National Financial, Inc.
3.400% due 06/15/2030		$1,600	1,669
5.500% due 09/01/2022		22,440	24,156
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,901
4.600% due 11/15/2024		5,115	5,519
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		16,300	16,339
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •	EUR	500	529
0.185% due 05/14/2021 •		400	435
0.986% (US0003M + 0.430%) due 11/02/2020 ~		$3,400	3,364
1.227% (US0003M + 0.930%) due 09/24/2020 ~		21,500	21,329
1.636% (US0003M + 1.080%) due 08/03/2022 ~		19,400	17,709
1.744% due 07/19/2024	EUR	5,000	5,083
2.183% (US0003M + 0.810%) due 04/05/2021 ~		$1,300	1,248
2.343% due 11/02/2020		11,450	11,400
3.096% due 05/04/2023		1,000	951
3.200% due 01/15/2021		500	495
3.219% due 01/09/2022		800	782
3.336% due 03/18/2021		900	894
3.350% due 11/01/2022		500	481
3.470% due 04/05/2021		4,100	4,028
3.550% due 10/07/2022		48,600	47,364
5.596% due 01/07/2022		5,600	5,660
5.750% due 02/01/2021		9,700	9,782
5.875% due 08/02/2021		8,002	8,096
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		5,600	5,062
6.750% due 03/15/2022		5,500	5,295
Freedom Mortgage Corp.
8.125% due 11/15/2024		11,880	11,567
8.250% due 04/15/2025		8,400	8,342
10.750% due 04/01/2024		5,300	5,481
GE Capital Funding LLC 4.400% due 05/15/2030		35,900	37,372
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		49,626	50,439
General Motors Financial Co., Inc.
1.618% (US0003M + 1.310%) due 06/30/2022 ~(k)		1,700	1,666
3.200% due 07/13/2020		15,700	15,707
4.200% due 11/06/2021		18,000	18,463
5.100% due 01/17/2024		2,800	2,995
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	14,565
GLP Capital LP
3.350% due 09/01/2024		2,900	2,908
4.000% due 01/15/2030		3,200	3,189
5.250% due 06/01/2025		20,455	22,307
5.300% due 01/15/2029		12,337	13,385
5.750% due 06/01/2028		6,300	6,959
Goldman Sachs Group, Inc.
1.377% (US0003M + 1.050%) due 06/05/2023 ~		23,000	23,045
2.020% (US0003M + 1.000%) due 07/24/2023 ~		11,400	11,426
3.272% due 09/29/2025 •		110	119
3.750% due 05/22/2025		21,115	23,410
3.850% due 01/26/2027		700	790
4.223% due 05/01/2029 •		44,100	51,338
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,749
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	4,696
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,400	12,342
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		8,520	8,435
Grupo Aval Ltd. 4.750% due 09/26/2022		3,331	3,365
Guardian Life Global Funding
1.100% due 06/23/2025		4,000	4,017
2.900% due 05/06/2024		4,900	5,228
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		2,100	2,109
Healthcare Trust of America Holdings LP
3.100% due 02/15/2030		2,300	2,324
3.500% due 08/01/2026		4,000	4,327
Healthpeak Properties, Inc. 2.875% due 01/15/2031		1,300	1,338
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,882
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,582
4.125% due 03/15/2028		2,200	2,356
4.200% due 04/15/2029		4,000	4,304
Host Hotels & Resorts LP
3.375% due 12/15/2029		2,500	2,392

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.875% due 04/01/2024		5,600	5,736
4.000% due 06/15/2025		6,010	6,240
HSBC Bank PLC 4.125% due 08/12/2020		9,878	9,920
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~		1,765	1,766
1.698% (US0003M + 1.380%) due 09/12/2026 ~		4,400	4,332
2.099% due 06/04/2026 •		24,400	24,671
2.558% (US0003M + 2.240%) due 03/08/2021 ~		8,300	8,407
2.633% due 11/07/2025 •		19,500	20,233
2.848% due 06/04/2031 •		17,100	17,524
3.803% due 03/11/2025 •		15,761	17,037
3.973% due 05/22/2030 •		15,800	17,549
4.292% due 09/12/2026 •		4,500	5,012
4.300% due 03/08/2026		37,200	42,024
4.583% due 06/19/2029 •		8,476	9,797
4.750% due 07/04/2029 •(g)(h)	EUR	8,200	8,748
5.875% due 09/28/2026 •(g)(h)	GBP	12,600	15,340
6.000% due 09/29/2023 •(g)(h)	EUR	4,535	5,313
Hudson Pacific Properties LP
3.250% due 01/15/2030		$12,700	12,320
4.650% due 04/01/2029		4,600	4,972
ICICI Bank Ltd. 5.750% due 11/16/2020		2,000	2,026
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,981
Industrial & Commercial Bank of China Ltd.
1.056% (US0003M + 0.750%) due 12/21/2021 ~		10,300	10,276
1.198% (US0003M + 0.750%) due 11/08/2020 ~		4,400	4,402
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,357
4.100% due 10/02/2023		4,500	4,938
5.750% due 11/16/2026 •(g)(h)		2,600	2,583
Intercontinental Exchange, Inc.
2.100% due 06/15/2030		2,800	2,860
3.000% due 06/15/2050		9,100	9,523
3.750% due 12/01/2025		1,600	1,824
Intercorp Financial Services, Inc. 4.125% due 10/19/2027 (k)		5,500	5,555
International Lease Finance Corp.
4.625% due 04/15/2021		600	606
8.250% due 12/15/2020		10,600	10,852
8.625% due 01/15/2022		7,460	8,018
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	511
3.375% due 01/12/2023		5,300	5,455
5.017% due 06/26/2024		6,890	7,064
5.710% due 01/15/2026		10,000	10,606
6.500% due 02/24/2021		2,100	2,159
iStar, Inc. 5.250% due 09/15/2022		3,350	3,261
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		11,800	11,687
3.250% due 01/24/2025		4,700	4,630
Jackson National Life Global Funding 2.375% due 09/15/2022		7,200	7,415
Jefferies Finance LLC
6.250% due 06/03/2026		17,300	16,305
7.250% due 08/15/2024		8,700	7,688
John Deere Capital Corp. 2.350% due 01/08/2021		30	30
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		12,700	12,722
1.891% (US0003M + 0.900%) due 04/25/2023 ~		31,000	31,119
2.182% due 06/01/2028 •		6,900	7,147
2.301% due 10/15/2025 •		22,000	23,060
2.739% due 10/15/2030 •		16,900	18,143
2.776% due 04/25/2023 •		5,000	5,179
3.200% due 06/15/2026		11,000	12,219
3.220% due 03/01/2025 •		15,400	16,582
3.300% due 04/01/2026		11,303	12,643
3.509% due 01/23/2029 •		4,535	5,070
3.540% due 05/01/2028 •		10,100	11,284
3.702% due 05/06/2030 •		16,000	18,390
3.900% due 07/15/2025		6,930	7,864
4.005% due 04/23/2029 •		21,000	24,290
4.203% due 07/23/2029 •		23,650	27,752
Kaisa Group Holdings Ltd.
7.875% due 06/30/2021		1,700	1,706
8.500% due 06/30/2022		5,900	5,848
KBC Group NV 4.250% due 10/24/2025 •(g)(h)	EUR	8,800	9,491
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$2,500	2,495
Kilroy Realty LP
3.050% due 02/15/2030		6,796	6,748

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.450% due 12/15/2024		200	210
3.800% due 01/15/2023		4,800	4,961
4.375% due 10/01/2025		4,600	4,946
KSA Sukuk Ltd. 2.894% due 04/20/2022		6,100	6,287
KWG Group Holdings Ltd.
6.000% due 01/11/2022		1,600	1,612
6.000% due 09/15/2022		3,400	3,425
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,935
4.375% due 03/11/2029		9,700	10,863
4.500% due 09/19/2028		3,500	3,952
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	18,032
Liberty Mutual Group, Inc. 4.250% due 06/15/2023		9	10
Life Storage LP 3.875% due 12/15/2027		1,700	1,856
Lifestorage LP 3.500% due 07/01/2026		4,300	4,612
Lloyds Bank PLC 7.500% due 04/02/2032 þ		18,200	15,043
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		1,100	1,105
3.000% due 01/11/2022		3,800	3,931
3.574% due 11/07/2028 •		6,900	7,502
3.750% due 01/11/2027		10,500	11,638
4.050% due 08/16/2023		12,400	13,496
4.375% due 03/22/2028		3,400	3,948
4.450% due 05/08/2025		6,400	7,263
4.947% due 06/27/2025 •(g)(h)	EUR	900	985
7.500% due 09/27/2025 •(g)(h)		$8,400	8,720
7.625% due 06/27/2023 •(g)(h)	GBP	5,248	6,660
Loews Corp. 3.200% due 05/15/2030		$2,300	2,501
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	4,530
Mack-Cali Realty LP 4.500% due 04/18/2022		$1,000	928
Marsh & McLennan Cos., Inc.
2.750% due 01/30/2022		30	31
3.500% due 06/03/2024		5,400	5,909
3.875% due 03/15/2024		800	886
MassMutual Global Funding 3.400% due 03/08/2026		4,600	5,165
Mercury General Corp. 4.400% due 03/15/2027		800	874
MetLife, Inc. 10.750% due 08/01/2069		4,000	6,180
MGIC Investment Corp. 5.750% due 08/15/2023		10,000	10,361
Mid-America Apartments LP
2.750% due 03/15/2030		2,000	2,118
3.750% due 06/15/2024		1,650	1,788
4.300% due 10/15/2023		25,435	27,952
Mitsubishi UFJ Financial Group, Inc.
1.373% (US0003M + 1.060%) due 09/13/2021 ~		34,857	35,148
1.851% (US0003M + 0.860%) due 07/26/2023 ~		13,500	13,463
2.230% (US0003M + 1.880%) due 03/01/2021 ~		6,268	6,338
2.623% due 07/18/2022		5,315	5,519
2.801% due 07/18/2024		32,000	34,305
2.998% due 02/22/2022		4,000	4,146
3.195% due 07/18/2029		7,000	7,659
3.455% due 03/02/2023		14,100	15,062
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022		6,000	6,162
Mizuho Financial Group, Inc.
1.163% (US0003M + 0.850%) due 09/13/2023 ~		4,100	4,079
1.195% (US0003M + 0.880%) due 09/11/2022 ~		21,000	21,071
1.453% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,248
2.632% due 04/12/2021		8,000	8,134
2.721% due 07/16/2023 •		38,400	39,724
2.839% due 09/13/2026		2,800	3,011
2.869% due 09/13/2030 •		12,100	12,794
Morgan Stanley
1.668% (US0003M + 1.220%) due 05/08/2024 ~		11,900	11,991
2.028% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,370
3.625% due 01/20/2027		10,500	11,863
3.750% due 02/25/2023		3,544	3,828
3.875% due 01/27/2026		14,300	16,189
7.500% due 04/02/2032 þ(i)		15,800	13,728
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	9,400	11,631
4.625% due 08/01/2029		$14,000	14,094
MUFG Americas Holdings Corp. 3.000% due 02/10/2025		5,600	5,969

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

MUFG Bank Ltd. 2.850% due 09/08/2021	13,950	14,334
MUFG Union Bank N.A.
0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,800	1,794
2.100% due 12/09/2022	4,000	4,125
3.150% due 04/01/2022	30	31
Multibank, Inc. 4.375% due 11/09/2022	2,400	2,422
Muthoot Finance Ltd. 4.400% due 09/02/2023	5,500	5,279
Nasdaq, Inc.
3.850% due 06/30/2026	9,000	10,096
4.250% due 06/01/2024	9,100	10,079
Nationstar Mortgage Holdings, Inc. 8.125% due 07/15/2023	4,800	4,938
Nationwide Building Society
3.622% due 04/26/2023 •	5,700	5,926
4.302% due 03/08/2029 •	4,500	5,107
4.363% due 08/01/2024 •	1,600	1,732
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	5,300	5,311
Navient Corp.
5.875% due 03/25/2021	3,400	3,350
6.150% due 03/10/2021	1,300	1,279
6.500% due 06/15/2022	5,655	5,574
6.625% due 07/26/2021	1,600	1,572
7.250% due 01/25/2022	600	603
Neuberger Berman Group LLC 4.500% due 03/15/2027	7,800	8,453
New Metro Global Ltd. 6.500% due 04/23/2021	2,000	2,010
New York Life Insurance Co.
3.750% due 05/15/2050	1,385	1,565
4.450% due 05/15/2069	3,500	4,288
Newmark Group, Inc. 6.125% due 11/15/2023	7,800	7,824
Nippon Life Insurance Co. 3.400% due 01/23/2050 •	1,900	1,971
Nissan Motor Acceptance Corp.
0.696% (US0003M + 0.390%) due 09/28/2020 ~	3,400	3,375
2.201% (US0003M + 0.890%) due 01/13/2022 ~	2,100	2,019
2.600% due 09/28/2022	6,023	5,897
2.650% due 07/13/2022	2,500	2,463
2.800% due 01/13/2022	4,800	4,756
3.150% due 03/15/2021	700	698
3.650% due 09/21/2021	1,900	1,905
3.875% due 09/21/2023	700	702
Nomura Holdings, Inc.
2.648% due 01/16/2025	1,500	1,565
3.103% due 01/16/2030	11,400	11,905
Nordea Bank Abp 6.625% due 03/26/2026 •(g)(h)	5,000	5,341
Northern Trust Corp. 3.950% due 10/30/2025	70	81
NTT Finance Corp. 1.900% due 07/21/2021	3,650	3,695
Nuveen Finance LLC 4.125% due 11/01/2024	1,000	1,129
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025	4,000	3,912
Ohio National Financial Services, Inc. 5.550% due 01/24/2030	21,300	20,378
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029	4,600	4,509
4.375% due 08/01/2023	5,575	5,794
4.500% due 04/01/2027	2,600	2,727
4.750% due 01/15/2028	700	742
5.250% due 01/15/2026	600	643
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022	2,000	2,048
3.875% due 03/20/2027	1,900	2,041
4.125% due 02/01/2029	2,700	2,967
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022	675	690
Pacific Life Global Funding 1.200% due 06/24/2025	3,300	3,320
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	500	494
4.500% due 03/15/2023	11,030	10,069
5.250% due 08/15/2022	8,650	8,124
PartnerRe Finance B LLC 3.700% due 07/02/2029	6,400	7,040
Physicians Realty LP
3.950% due 01/15/2028	5,400	5,513
4.300% due 03/15/2027	12,200	12,723

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Pinnacol Assurance 8.625% due 06/25/2034 «(i)		6,000	6,669
Piper Jaffray Cos.
4.740% due 10/15/2021		9,800	9,580
5.200% due 10/15/2023		12,200	11,926
PNC Financial Services Group, Inc.
2.550% due 01/22/2030		200	215
3.500% due 01/23/2024		70	77
Principal Financial Group, Inc. 3.700% due 05/15/2029		2,300	2,620
Principal Life Global Funding
2.500% due 09/16/2029		4,100	4,334
3.000% due 04/18/2026		1,800	1,989
Prologis LP 2.250% due 04/15/2030		4,600	4,849
Protective Life Corp.
3.400% due 01/15/2030		14,600	14,886
4.300% due 09/30/2028		10,900	11,847
Protective Life Global Funding 1.999% due 09/14/2021		14,850	15,065
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,971
Radian Group, Inc. 6.625% due 03/15/2025		5,100	5,237
Raymond James Financial, Inc. 3.625% due 09/15/2026		15	17
Realty Income Corp. 3.250% due 01/15/2031		4,755	5,154
Regency Centers LP
2.950% due 09/15/2029		4,200	4,265
3.600% due 02/01/2027		2,200	2,345
3.700% due 06/15/2030		6,800	7,325
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		4,600	4,754
Reliance Standard Life Global Funding
2.150% due 01/21/2023		1,800	1,837
2.500% due 10/30/2024		2,800	2,886
2.750% due 01/21/2027		3,600	3,531
3.050% due 01/20/2021		1,900	1,920
3.850% due 09/19/2023		5,500	5,898
Ronshine China Holdings Ltd.
8.750% due 10/25/2022		3,000	3,131
11.250% due 08/22/2021		4,300	4,539
Royal Bank of Canada 2.100% due 10/14/2020		1,000	1,005
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		27,878	27,902
1.862% (US0003M + 1.470%) due 05/15/2023 ~		4,000	4,003
2.000% due 03/08/2023 •	EUR	780	892
3.875% due 09/12/2023		$1,100	1,187
4.800% due 04/05/2026		9,750	11,298
4.892% due 05/18/2029 •		19,700	23,250
5.076% due 01/27/2030 •		11,000	13,224
6.000% due 12/29/2025 •(g)(h)		13,400	13,608
6.100% due 06/10/2023		4,500	4,985
7.500% due 08/10/2020 •(g)(h)		13,463	13,517
7.648% due 09/30/2031 •(g)		1,684	2,440
8.000% due 08/10/2025 •(g)(h)		650	719
8.625% due 08/15/2021 •(g)(h)		17,249	17,973
Sabra Health Care LP 3.900% due 10/15/2029		2,700	2,459
Santander Holdings USA, Inc.
3.244% due 10/05/2026		22,600	23,512
4.500% due 07/17/2025		3,650	3,951
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,747
2.875% due 08/05/2021		30,900	31,635
3.373% due 01/05/2024 •		9,600	10,070
3.823% due 11/03/2028 •		15,626	17,229
4.750% due 09/15/2025		38,261	41,643
4.796% due 11/15/2024 •		15,000	16,601
7.375% due 06/24/2022 •(g)(h)	GBP	2,430	3,087
Santander UK PLC
0.970% (US0003M + 0.620%) due 06/01/2021 ~		$11,000	11,037
1.625% due 02/12/2023		2,000	2,053
2.100% due 01/13/2023		15,000	15,491
2.125% due 11/03/2020		13,500	13,575
3.400% due 06/01/2021		13,600	13,963
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		18,800	19,797
5.250% due 05/23/2023 (h)		5,700	6,081
5.717% due 06/16/2021		5,500	5,719
6.125% due 02/07/2022		31,650	33,686
SBL Holdings, Inc. 5.125% due 11/13/2026		5,000	4,696

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Scentre Group Trust 3.500% due 02/12/2025		3,300	3,441
Service Properties Trust
4.350% due 10/01/2024		8,500	7,665
4.500% due 06/15/2023		1,200	1,149
4.750% due 10/01/2026		14,000	12,396
5.000% due 08/15/2022		3,500	3,439
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		10,100	8,910
5.950% due 10/24/2022		31,100	28,519
SL Green Operating Partnership LP
1.366% (US0003M + 0.980%) due 08/16/2021 ~		10,200	10,053
3.250% due 10/15/2022		1,926	1,919
SL Green Realty Corp. 4.500% due 12/01/2022		10,550	10,776
SLM Corp. 5.125% due 04/05/2022		4,800	4,767
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,800	5,827
3.550% due 04/15/2024		3,700	3,791
4.125% due 07/15/2023		6,000	6,234
Societe Generale S.A. 6.750% due 04/06/2028 •(g)(h)		12,550	12,497
Spirit Realty LP
3.200% due 01/15/2027		5,100	4,878
4.000% due 07/15/2029		3,600	3,550
4.450% due 09/15/2026		4,100	4,255
Springleaf Finance Corp.
5.375% due 11/15/2029		12,300	11,638
7.750% due 10/01/2021		5,000	5,214
8.250% due 12/15/2020		4,100	4,238
Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~		7,100	7,118
2.819% due 01/30/2026 •		9,200	9,402
3.785% due 05/21/2025 •		5,100	5,413
State Street Corp. 3.776% due 12/03/2024 •		40	44
Stearns Holdings LLC
5.000% due 11/05/2024		321	194
9.375% due 08/15/2020 «		12,213	0
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	10,399
STORE Capital Corp.
4.500% due 03/15/2028		3,400	3,468
4.625% due 03/15/2029		2,800	2,864
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025 (a)		3,000	3,003
1.993% (US0003M + 1.680%) due 03/09/2021 ~		30,000	30,301
1.995% (US0003M + 0.860%) due 07/19/2023 ~		3,980	3,968
2.275% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,337
2.696% due 07/16/2024		44,000	46,639
2.750% due 01/15/2030		4,700	4,994
2.778% due 10/18/2022		8,500	8,891
2.934% due 03/09/2021		5,900	6,000
3.040% due 07/16/2029		8,000	8,634
3.102% due 01/17/2023		14,000	14,811
3.202% due 09/17/2029 (h)		6,000	6,505
Sunac China Holdings Ltd.
6.875% due 08/08/2020		4,900	4,918
7.350% due 07/19/2021		1,500	1,529
8.375% due 01/15/2021		16,600	16,911
8.625% due 07/27/2020		5,100	5,119
SVB Financial Group 3.125% due 06/05/2030		4,800	5,151
Synchrony Financial
3.700% due 08/04/2026		4,100	4,247
3.950% due 12/01/2027		5,300	5,542
4.375% due 03/19/2024		6,700	7,022
Synovus Bank 2.289% due 02/10/2023 •		5,000	5,065
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	46,235
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,879	9,653
5.661% due 10/13/2041		3,332	5,577
5.801% due 10/13/2040		6,226	10,482
Times China Holdings Ltd. 7.625% due 02/21/2022		$1,700	1,745
Truist Financial Corp. 5.100% due 03/01/2030 •(g)		15,600	16,148
Trust Fibra Uno
4.869% due 01/15/2030		2,250	2,274
5.250% due 12/15/2024		2,000	2,107
5.250% due 01/30/2026		5,660	5,980
6.390% due 01/15/2050		1,700	1,794
6.950% due 01/30/2044		6,983	7,659

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

U.S. Bancorp 3.375% due 02/05/2024		60	66
UBS AG
2.450% due 12/01/2020		5,500	5,536
5.125% due 05/15/2024 (h)		25,030	27,242
7.625% due 08/17/2022 (h)		44,067	49,166
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		24,000	24,042
3.126% due 08/13/2030 •		4,100	4,432
3.491% due 05/23/2023		16,700	17,503
4.125% due 09/24/2025		10,850	12,313
UDR, Inc.
2.950% due 09/01/2026		4,400	4,666
3.000% due 08/15/2031		1,000	1,067
3.200% due 01/15/2030		6,100	6,652
3.500% due 01/15/2028		7,225	7,912
4.000% due 10/01/2025		14,000	15,633
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~		6,400	6,465
7.500% due 06/03/2026 •(g)(h)	EUR	9,200	10,845
7.830% due 12/04/2023		$43,100	49,899
Unum Group 4.500% due 03/15/2025		7,200	7,742
Vanke Real Estate Hong Kong Co. Ltd.
4.150% due 04/18/2023		6,000	6,291
4.200% due 06/07/2024		7,900	8,457
VEREIT Operating Partnership LP
3.100% due 12/15/2029		8,000	7,715
3.950% due 08/15/2027		2,200	2,290
4.625% due 11/01/2025		12,500	13,537
4.875% due 06/01/2026		6,299	6,989
Virgin Money UK PLC 4.000% due 09/25/2026 •	GBP	6,800	8,575
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	785
Vonovia Finance BV 5.000% due 10/02/2023		$1,100	1,189
Vornado Realty LP 3.500% due 01/15/2025		6,200	6,210
Washington Prime Group LP 6.450% due 08/15/2024		26,750	15,159
WEA Finance LLC
3.150% due 04/05/2022		2,340	2,375
3.750% due 09/17/2024		6,605	6,821
Wells Fargo & Co.
1.378% (US0003M + 0.930%) due 02/11/2022 ~		18,000	18,056
1.990% (US0003M + 1.230%) due 10/31/2023 ~		11,181	11,263
2.130% (US0003M + 1.110%) due 01/24/2023 ~		41,950	42,185
2.164% due 02/11/2026 •		14,500	14,975
2.393% due 06/02/2028 •		36,100	37,328
2.406% due 10/30/2025 •		50,000	52,082
2.625% due 07/22/2022		41,600	43,358
3.000% due 04/22/2026		31,751	34,700
3.000% due 10/23/2026		6,200	6,768
3.196% due 06/17/2027 •		14,670	15,915
3.584% due 05/22/2028 •		28,906	32,100
4.400% due 06/14/2046		1,250	1,513
Wells Fargo Bank N.A.
0.989% (US0003M + 0.620%) due 05/27/2022 ~		6,000	6,014
2.897% due 05/27/2022 •		12,350	12,595
3.550% due 08/14/2023		4,200	4,560
Welltower, Inc.
3.625% due 03/15/2024		400	428
4.250% due 04/15/2028		2,500	2,797
Weyerhaeuser Co.
3.250% due 03/15/2023		12,275	12,931
4.000% due 11/15/2029		8,491	9,600
4.000% due 04/15/2030		16,363	18,505
4.625% due 09/15/2023		4,430	4,938
7.125% due 07/15/2023		2,026	2,338
7.375% due 03/15/2032		20,059	27,776
7.950% due 03/15/2025		12,479	15,315
8.500% due 01/15/2025		12,449	15,748
Willis North America, Inc. 2.950% due 09/15/2029		1,600	1,698
WP Carey, Inc.
4.000% due 02/01/2025		8,000	8,361
4.250% due 10/01/2026		9,100	9,948
4.600% due 04/01/2024		9,164	9,767

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

XLIT Ltd. 4.450% due 03/31/2025	1,800	2,030
		6,265,072
INDUSTRIALS 29.2%
21Vianet Group, Inc. 7.875% due 10/15/2021	2,600	2,632
AbbVie, Inc.
1.024% (US0003M + 0.650%) due 11/21/2022 ~	10,000	10,034
2.300% due 05/14/2021	65	66
2.300% due 11/21/2022	9,100	9,411
2.850% due 05/14/2023	16,185	17,077
3.200% due 05/14/2026	11,843	13,185
3.850% due 06/15/2024	1,854	2,038
4.050% due 11/21/2039	1,800	2,090
4.250% due 11/21/2049	15,000	18,061
4.400% due 11/06/2042	500	604
4.550% due 03/15/2035	12,302	15,190
4.700% due 05/14/2045	700	878
4.875% due 02/15/2021	12,942	13,151
5.000% due 12/15/2021	3,650	3,833
Activision Blizzard, Inc.
3.400% due 09/15/2026	8,200	9,326
3.400% due 06/15/2027	4,800	5,346
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	10,200	10,113
4.375% due 07/03/2029	10,800	10,598
Adani Transmission Ltd. 4.000% due 08/03/2026	3,075	3,063
Adecoagro S.A. 6.000% due 09/21/2027	2,950	2,776
Adventist Health System 2.952% due 03/01/2029	3,000	3,102
Aetna, Inc.
2.750% due 11/15/2022	35	36
2.800% due 06/15/2023	6,253	6,593
Agilent Technologies, Inc. 2.100% due 06/04/2030	4,500	4,624
Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,600	3,278
3.600% due 09/15/2028	3,708	3,400
4.125% due 11/15/2026	6,986	6,447
5.375% due 11/15/2022	1,001	903
Aker BP ASA
3.000% due 01/15/2025	8,450	8,247
3.750% due 01/15/2030	9,000	8,484
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)	9,200	9,361
Alcon Finance Corp.
2.600% due 05/27/2030	1,700	1,749
3.000% due 09/23/2029	4,900	5,211
Alimentation Couche-Tard, Inc. 2.700% due 07/26/2022	7,250	7,428
Allegion U.S. Holding Co., Inc. 3.200% due 10/01/2024	17,460	18,236
ALROSA Finance S.A. 4.650% due 04/09/2024	8,300	8,866
Altice France S.A. 5.500% due 01/15/2028	1,400	1,416
Amazon.com, Inc.
1.500% due 06/03/2030	25,200	25,614
2.500% due 06/03/2050	24,400	24,806
2.700% due 06/03/2060	16,100	16,442
Amdocs Ltd. 2.538% due 06/15/2030	27,700	27,647
American Airlines Pass-Through Trust
3.000% due 04/15/2030	3,786	3,484
3.150% due 08/15/2033	16,541	15,301
3.350% due 04/15/2031	9,363	8,819
3.375% due 11/01/2028	6,997	5,873
3.600% due 03/22/2029	3,243	3,011
3.600% due 04/15/2031	3,299	2,716
3.650% due 02/15/2029	2,643	2,539
3.700% due 04/01/2028	2,561	2,179
4.000% due 01/15/2027	2,351	1,804
5.250% due 07/31/2022	1,090	961
Amgen, Inc.
3.625% due 05/22/2024	4,800	5,267
4.663% due 06/15/2051	15,404	20,465
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	20,498	24,193
4.900% due 02/01/2046	19,100	23,434
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048	1,500	1,754
4.750% due 01/23/2029	11,000	13,298

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.750% due 04/15/2058	14,739	17,842
5.450% due 01/23/2039	18,860	23,852
5.550% due 01/23/2049	5,700	7,642
Anthem, Inc.
2.375% due 01/15/2025	6,900	7,317
3.650% due 12/01/2027	10,100	11,515
AP Moller - Maersk A/S
3.875% due 09/28/2025	12,900	13,720
4.500% due 06/20/2029	8,000	8,614
Apple, Inc.
2.200% due 09/11/2029	40,200	43,199
2.450% due 08/04/2026	6,700	7,286
2.650% due 05/11/2050	7,000	7,254
3.000% due 06/20/2027	30	34
ArcelorMittal S.A. 3.600% due 07/16/2024	5,800	5,751
Ashtead Capital, Inc.
4.000% due 05/01/2028	8,945	8,923
4.250% due 11/01/2029	3,300	3,308
Autodesk, Inc. 3.600% due 12/15/2022	3,000	3,166
Automatic Data Processing, Inc. 2.250% due 09/15/2020	60	60
AutoNation, Inc. 3.350% due 01/15/2021	8,530	8,568
Bacardi Ltd.
4.450% due 05/15/2025	4,500	4,927
4.700% due 05/15/2028	19,600	22,194
5.150% due 05/15/2038	10,500	12,344
BAE Systems PLC 3.400% due 04/15/2030	4,000	4,371
Baidu, Inc.
3.500% due 11/28/2022	3,000	3,127
4.375% due 05/14/2024	8,100	8,837
4.375% due 03/29/2028	9,800	11,062
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	1,200	1,279
Bayer U.S. Finance LLC
2.750% due 07/15/2021	170	173
3.000% due 10/08/2021	10,957	11,249
3.375% due 07/15/2024	3,900	4,229
Beacon Roofing Supply, Inc.
4.500% due 11/15/2026	6,300	6,201
4.875% due 11/01/2025	800	716
Becton Dickinson and Co. 2.823% due 05/20/2030	7,300	7,748
Bemis Co., Inc. 2.630% due 06/19/2030	1,800	1,847
BMW Finance NV 2.250% due 08/12/2022	3,500	3,614
Boeing Co.
2.300% due 08/01/2021	2,900	2,927
5.150% due 05/01/2030	33,100	37,000
5.705% due 05/01/2040	21,000	23,822
5.805% due 05/01/2050	20,000	23,652
5.930% due 05/01/2060	30,000	35,599
Bombardier, Inc.
5.750% due 03/15/2022	800	592
6.000% due 10/15/2022	3,000	2,107
6.125% due 01/15/2023	9,100	6,268
7.500% due 12/01/2024	2,200	1,436
8.750% due 12/01/2021	800	654
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	500	504
Boston Scientific Corp.
2.650% due 06/01/2030	35,600	37,024
3.850% due 05/15/2025	8,672	9,764
BP Capital Markets America, Inc. 3.410% due 02/11/2026	45	50
Bristol-Myers Squibb Co.
4.350% due 11/15/2047	6,175	8,223
4.550% due 02/20/2048	1,411	1,930
British Airways Pass-Through Trust
3.300% due 06/15/2034	9,386	8,502
3.350% due 12/15/2030	996	825
4.625% due 12/20/2025	1,032	963
Broadcom Corp.
2.650% due 01/15/2023	3,120	3,239
3.875% due 01/15/2027	5,050	5,464
Broadcom, Inc.
3.150% due 11/15/2025	2,725	2,897
3.459% due 09/15/2026	4,690	5,041
4.110% due 09/15/2028	103,993	113,937
4.250% due 04/15/2026	1,820	2,028
4.300% due 11/15/2032	3,170	3,508
4.750% due 04/15/2029	700	795

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 04/15/2030	5,500	6,332
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,873
3.650% due 09/01/2025	35	40
Caesars Resort Collection LLC 5.250% due 10/15/2025	9,500	8,279
Cameron LNG LLC
2.902% due 07/15/2031	1,400	1,501
3.302% due 01/15/2035	4,500	4,974
3.402% due 01/15/2038	10,600	11,412
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~	1,500	1,502
3.650% due 03/15/2023	3,862	4,122
3.950% due 03/15/2025	800	900
4.800% due 03/15/2048	8,200	10,796
Canadian Pacific Railway Co. 6.125% due 09/15/2115	10,000	15,401
Cardinal Health, Inc. 4.368% due 06/15/2047	2,000	2,229
Carrier Global Corp. 2.493% due 02/15/2027	10,600	10,812
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	2,141	2,401
Centene Corp. 4.625% due 12/15/2029	7,300	7,747
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	10,600	11,301
4.500% due 01/15/2021	500	506
Charter Communications Operating LLC
3.700% due 04/01/2051	5,000	4,890
3.750% due 02/15/2028	24,300	26,528
4.200% due 03/15/2028	1,600	1,795
4.464% due 07/23/2022	32,765	34,946
4.800% due 03/01/2050	13,400	15,250
4.908% due 07/23/2025	10,435	11,974
5.125% due 07/01/2049	28,200	32,608
5.375% due 04/01/2038	7,900	9,631
5.375% due 05/01/2047	6,985	8,257
5.750% due 04/01/2048	15,590	19,430
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	40,500	41,548
5.125% due 06/30/2027	19,217	21,115
Cielo USA, Inc. 3.750% due 11/16/2022	4,500	4,516
Cigna Corp.
0.949% (US0003M + 0.650%) due 09/17/2021 ~	3,600	3,600
2.109% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,910
Cimarex Energy Co. 4.375% due 06/01/2024	6,217	6,566
Citrix Systems, Inc. 3.300% due 03/01/2030	5,000	5,355
Colonial Enterprises, Inc. 3.250% due 05/15/2030	5,000	5,427
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (a)	3,700	3,728
6.250% due 07/01/2025 (a)	7,000	6,963
Comcast Corp.
1.849% (US0003M + 0.630%) due 04/15/2024 ~	3,700	3,712
1.950% due 01/15/2031	26,400	26,950
2.800% due 01/15/2051	60,000	61,634
3.250% due 11/01/2039	15,500	17,221
3.750% due 04/01/2040	45,000	53,120
3.950% due 10/15/2025	20,000	22,935
CommonSpirit Health 2.760% due 10/01/2024	12,200	12,591
Community Health Systems, Inc.
6.250% due 03/31/2023	7,975	7,528
6.625% due 02/15/2025	950	895
8.000% due 03/15/2026	3,100	2,933
8.625% due 01/15/2024	23,200	22,759
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	21,908
Constellation Brands, Inc.
2.875% due 05/01/2030	5,200	5,522
3.700% due 12/06/2026	5,037	5,625
3.750% due 05/01/2050	8,500	9,283
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)	4,346	1,174
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	393	369
4.750% due 07/12/2022	1,223	1,206
Continental Resources, Inc. 5.000% due 09/15/2022	4,424	4,360
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	2,600	2,612

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	12,500	12,633
CoStar Group, Inc. 2.800% due 07/15/2030 (a)	12,100	12,406
Cox Communications, Inc. 3.250% due 12/15/2022	8,700	9,174
CRH America Finance, Inc.
3.400% due 05/09/2027	298	315
3.950% due 04/04/2028	3,500	3,846
CRH America, Inc. 3.875% due 05/18/2025	3,200	3,533
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	4,068
4.241% due 07/15/2048	11,900	13,657
CSC Holdings LLC 5.750% due 01/15/2030	2,100	2,196
CSN Islands Corp. 6.750% due 01/28/2028	2,900	2,487
CVS Health Corp.
2.625% due 08/15/2024	2,500	2,671
3.700% due 03/09/2023	16,188	17,400
3.875% due 07/20/2025	24,620	27,667
4.000% due 12/05/2023	1,300	1,427
4.125% due 04/01/2040	1,900	2,249
4.300% due 03/25/2028	37,400	43,752
4.780% due 03/25/2038	200	249
5.050% due 03/25/2048	10,000	13,029
5.125% due 07/20/2045	1,185	1,529
CVS Pass-Through Trust
4.163% due 08/11/2036	347	367
5.789% due 01/10/2026	55	59
5.926% due 01/10/2034	378	423
6.036% due 12/10/2028	2,436	2,754
8.353% due 07/10/2031	358	463
D.R. Horton, Inc.
2.600% due 10/15/2025	14,000	14,733
5.750% due 08/15/2023	12,030	13,610
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,195
5.000% due 08/01/2024	3,800	3,574
5.250% due 11/15/2021	2,142	2,110
Daimler Finance North America LLC
1.292% (US0003M + 0.900%) due 02/15/2022 ~	6,300	6,227
2.550% due 08/15/2022	300	308
Danone S.A. 2.077% due 11/02/2021	13,079	13,315
DaVita, Inc. 4.625% due 06/01/2030	10,175	10,125
DCP Midstream Operating LP 5.625% due 07/15/2027	3,700	3,737
Dell International LLC
4.000% due 07/15/2024	24,665	26,617
4.420% due 06/15/2021	59,152	60,805
4.900% due 10/01/2026	2,150	2,369
5.450% due 06/15/2023	40,200	43,988
6.020% due 06/15/2026	5,000	5,737
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	4,084	4,011
Delta Air Lines, Inc. 7.000% due 05/01/2025	13,900	14,363
Diageo Capital PLC 2.000% due 04/29/2030	2,100	2,176
Diamond Sports Group LLC 6.625% due 08/15/2027 (k)	400	215
Diamondback Energy, Inc. 4.750% due 05/31/2025	3,500	3,747
DISH DBS Corp. 6.750% due 06/01/2021	19,488	19,886
Dominion Energy Gas Holdings LLC 3.000% due 11/15/2029	8,250	8,826
DP World Crescent Ltd. 4.848% due 09/26/2028	19,800	20,920
DP World PLC 6.850% due 07/02/2037	5,720	7,000
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	925	879
eBay, Inc.
1.900% due 03/11/2025	15,500	16,023
2.700% due 03/11/2030	15,800	16,641
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	7,997
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,066
5.400% due 02/01/2027	2,000	1,777
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,203	2,268

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Enbridge, Inc.
0.881% (US0003M + 0.500%) due 02/18/2022 ~	35,000	34,816
3.125% due 11/15/2029	1,700	1,785
6.250% due 03/01/2078 •	8,700	8,585
Energy Transfer Operating LP
4.050% due 03/15/2025	8,239	8,773
4.250% due 03/15/2023	1,700	1,797
4.750% due 01/15/2026	7,050	7,705
5.150% due 03/15/2045	1,250	1,189
5.950% due 10/01/2043	1,000	1,024
6.050% due 06/01/2041	6,400	6,605
6.125% due 12/15/2045	1,500	1,564
6.500% due 02/01/2042	3,600	3,894
6.625% due 10/15/2036	290	315
7.500% due 07/01/2038	4,302	5,068
Energy Transfer Partners LP
4.500% due 11/01/2023	8,900	9,566
5.000% due 10/01/2022	850	906
5.875% due 03/01/2022	9,278	9,798
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,732
4.050% due 09/01/2023	1,160	1,270
Entergy New Orleans LLC 5.100% due 12/01/2020	10,000	10,071
Enterprise Products Operating LLC
4.150% due 10/16/2028	6,130	7,013
4.250% due 02/15/2048	2,485	2,712
4.450% due 02/15/2043	6,890	7,623
4.875% due 08/16/2077 •	9,900	8,628
5.375% due 02/15/2078 •	10,400	9,326
5.700% due 02/15/2042	10,002	12,474
EOG Resources, Inc. 4.375% due 04/15/2030	6,000	7,157
EQM Midstream Partners LP
4.000% due 08/01/2024	15,360	14,574
4.750% due 07/15/2023	2,600	2,627
EQT Corp.
3.000% due 10/01/2022 (k)	3,400	3,173
4.875% due 11/15/2021	16	16
Equifax, Inc.
2.600% due 12/15/2025	1,200	1,281
3.100% due 05/15/2030	4,000	4,261
ERAC USA Finance LLC
2.600% due 12/01/2021	288	292
5.250% due 10/01/2020	1,100	1,110
Essential Utilities, Inc.
2.704% due 04/15/2030	7,000	7,332
3.566% due 05/01/2029	1,800	2,001
Expedia Group, Inc.
3.250% due 02/15/2030	10,900	10,179
6.250% due 05/01/2025	10,000	10,699
Exxon Mobil Corp. 2.992% due 03/19/2025	3,900	4,247
Fairstone Financial, Inc. 7.875% due 07/15/2024	13,308	13,082
FedEx Corp. 3.100% due 08/05/2029	9,998	10,690
Ferguson Finance PLC 3.250% due 06/02/2030	4,900	5,029
Fiserv, Inc.
3.200% due 07/01/2026	6,100	6,757
3.500% due 07/01/2029	8,000	9,000
4.200% due 10/01/2028	4,905	5,758
Flex Ltd.
4.875% due 06/15/2029	18,100	20,006
4.875% due 05/12/2030	6,800	7,568
Florida Gas Transmission Co. LLC
2.550% due 07/01/2030	4,000	4,096
5.450% due 07/15/2020	2,800	2,804
Ford Foundation 2.815% due 06/01/2070	7,500	7,805
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	16,300	17,408
4.000% due 09/21/2023	12,400	13,535
Fox Corp.
3.666% due 01/25/2022	2,500	2,618
4.709% due 01/25/2029	4,820	5,797
Freeport Minerals Corp. 9.500% due 06/01/2031	200	248
Frontera Energy Corp. 9.700% due 06/25/2023	8,000	6,589
Gap, Inc.
8.375% due 05/15/2023	1,300	1,421
8.625% due 05/15/2025	1,200	1,276
Gartner, Inc. 4.500% due 07/01/2028	1,700	1,724

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		2,000	1,973
General Electric Co.
3.100% due 01/09/2023		1,115	1,167
3.450% due 05/15/2024		1,035	1,104
3.450% due 05/01/2027		9,600	9,856
4.350% due 05/01/2050		13,200	13,103
5.550% due 01/05/2026		33,200	38,595
5.875% due 01/14/2038		2,396	2,684
6.875% due 01/10/2039		1,108	1,363
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		3,975	3,974
Georgia-Pacific LLC
2.100% due 04/30/2027		7,600	7,898
8.000% due 01/15/2024		800	1,001
Glencore Funding LLC 4.125% due 03/12/2024		10,300	11,052
Global Payments, Inc.
2.900% due 05/15/2030		8,800	9,215
3.200% due 08/15/2029		8,100	8,692
goeasy Ltd. 5.375% due 12/01/2024		1,500	1,458
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024		10,000	10,769
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	3,306
Halliburton Co. 2.920% due 03/01/2030 (k)		10,300	9,789
HCA, Inc.
4.125% due 06/15/2029		16,300	17,996
4.750% due 05/01/2023		2,650	2,877
5.000% due 03/15/2024		12,404	13,801
5.125% due 06/15/2039		1,000	1,167
5.250% due 06/15/2026		30	35
Hess Corp. 7.875% due 10/01/2029		3,600	4,325
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024		3,000	2,922
4.875% due 01/15/2030		2,500	2,468
Humana, Inc. 3.150% due 12/01/2022		5,000	5,244
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	978
5.000% due 11/15/2025		2,300	2,382
Huntsman International LLC 4.500% due 05/01/2029		21,600	22,757
Hyundai Capital America 1.108% due 09/18/2020 •		11,400	11,376
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,700	1,908
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		2,100	2,329
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$3,700	3,772
IHS Markit Ltd.
3.625% due 05/01/2024		900	966
4.125% due 08/01/2023		5,900	6,459
4.250% due 05/01/2029		18,342	21,014
4.750% due 08/01/2028		1,000	1,176
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	10,295
3.500% due 07/26/2026		8,700	9,315
3.750% due 07/21/2022		11,755	12,278
3.875% due 07/26/2029		18,600	19,653
Infor, Inc. 1.750% due 07/15/2025		8,900	8,948
Innophos Holdings, Inc. 9.375% due 02/15/2028		5,200	5,112
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		5,500	5,537
3.750% due 10/01/2021		4,500	4,668
JetBlue Pass-Through Trust 2.750% due 11/15/2033		2,583	2,462
Kansas City Southern
3.125% due 06/01/2026		8,645	9,108
4.950% due 08/15/2045		1,631	2,101
Kinder Morgan Energy Partners LP
6.550% due 09/15/2040		3,300	4,169
6.950% due 01/15/2038		600	796
7.300% due 08/15/2033		7,335	9,668
7.400% due 03/15/2031		500	651
7.500% due 11/15/2040		5,500	7,687
Kinder Morgan, Inc.
2.499% (US0003M + 1.280%) due 01/15/2023 ~		4,700	4,701
5.300% due 12/01/2034		1,000	1,164
5.550% due 06/01/2045		4,300	5,227

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.625% due 11/15/2023		2,300	2,600
KLA Corp. 5.000% due 03/15/2049		5,900	7,717
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,000	2,004
2.437% due 09/11/2022		2,400	2,462
Kraft Heinz Foods Co.
1.018% (US0003M + 0.570%) due 02/10/2021 ~		13,700	13,635
3.950% due 07/15/2025		1,730	1,850
5.000% due 06/04/2042		10,400	10,969
6.500% due 02/09/2040		1,258	1,518
6.875% due 01/26/2039		20,000	24,757
7.125% due 08/01/2039		7,120	8,979
Laboratory Corp. of America Holdings 3.600% due 02/01/2025		15,889	17,541
Lam Research Corp. 2.800% due 06/15/2021		50	51
Las Vegas Sands Corp.
2.900% due 06/25/2025		9,800	9,522
3.200% due 08/08/2024		121,510	121,058
3.500% due 08/18/2026		19,100	19,062
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		5,394	4,666
Leidos, Inc. 4.375% due 05/15/2030		9,100	10,273
Level 3 Financing, Inc. 3.875% due 11/15/2029		7,600	8,030
LifePoint Health, Inc. 4.375% due 02/15/2027		100	95
Live Nation Entertainment, Inc. 6.500% due 05/15/2027		10,200	10,525
Lockheed Martin Corp.
1.850% due 06/15/2030		5,300	5,438
2.800% due 06/15/2050		10,100	10,686
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	9,597
Marathon Oil Corp. 3.850% due 06/01/2025		6,791	6,853
Marriott International, Inc.
3.125% due 10/15/2021		4,200	4,210
3.375% due 10/15/2020		3,225	3,223
3.600% due 04/15/2024		1,000	1,006
3.750% due 03/15/2025		3,375	3,420
4.150% due 12/01/2023		8,000	8,306
4.500% due 10/01/2034		6,099	6,227
Marvell Technology Group Ltd. 4.875% due 06/22/2028		11,200	13,488
Masco Corp.
4.500% due 05/15/2047		1,100	1,156
5.950% due 03/15/2022		3,808	4,110
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	220
McDonald's Corp.
2.625% due 09/01/2029		13,500	14,480
2.750% due 12/09/2020		25	25
3.625% due 09/01/2049		12,000	13,360
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		37,575	37,901
5.250% due 04/26/2026		21,800	22,014
5.375% due 12/04/2029		5,500	5,512
5.625% due 07/17/2027		8,300	8,407
MGM China Holdings Ltd.
5.250% due 06/18/2025		4,200	4,305
5.375% due 05/15/2024		12,600	12,822
5.875% due 05/15/2026		11,400	11,765
Microchip Technology, Inc. 3.922% due 06/01/2021		3,800	3,875
Micron Technology, Inc.
4.185% due 02/15/2027		7,800	8,649
5.327% due 02/06/2029		6,400	7,666
Microsoft Corp. 3.500% due 02/12/2035		4,800	5,880
Mitchells & Butlers Finance PLC 0.643% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	848	928
Mohawk Industries, Inc. 3.625% due 05/15/2030		$3,500	3,820
Moody's Corp.
3.250% due 05/20/2050		11,450	12,333
4.875% due 02/15/2024		1,500	1,695
MPLX LP
4.000% due 03/15/2028		50	53
4.500% due 04/15/2038		9,900	9,909
4.900% due 04/15/2058		2,600	2,620
5.250% due 01/15/2025		6,300	6,552
6.375% due 05/01/2024		2,400	2,479
6.875% due 02/15/2023 •(g)		7,800	7,018

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Mylan NV
3.150% due 06/15/2021		3,830	3,910
3.750% due 12/15/2020		34	34
Mylan, Inc.
3.125% due 01/15/2023		10,460	11,003
4.200% due 11/29/2023		13,500	14,760
NetApp, Inc.
1.875% due 06/22/2025		6,200	6,288
2.375% due 06/22/2027		18,300	18,543
2.700% due 06/22/2030		19,600	19,670
Netflix, Inc. 3.875% due 11/15/2029	EUR	9,000	10,649
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		$4,000	3,867
Newcrest Finance Pty. Ltd.
3.250% due 05/13/2030		883	947
4.200% due 05/13/2050		2,500	2,801
5.750% due 11/15/2041		2,500	3,279
Newell Brands, Inc.
4.350% due 04/01/2023		10,038	10,387
4.700% due 04/01/2026		8,294	8,712
Northrop Grumman Corp. 3.500% due 03/15/2021		50	51
Northwest Airlines Pass-Through Trust 6.264% due 05/20/2023		256	248
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		4,460	3,947
NVR, Inc.
3.000% due 05/15/2030		8,800	9,207
3.950% due 09/15/2022		4,000	4,261
NXP BV
2.700% due 05/01/2025		1,600	1,683
3.150% due 05/01/2027		1,900	2,020
3.400% due 05/01/2030		11,220	12,098
3.875% due 06/18/2026		6,700	7,509
4.125% due 06/01/2021		3,900	4,017
4.300% due 06/18/2029		7,685	8,734
4.625% due 06/15/2022		2,950	3,144
4.625% due 06/01/2023		8,100	8,892
4.875% due 03/01/2024		2,600	2,905
5.350% due 03/01/2026		4,800	5,714
Occidental Petroleum Corp.
1.842% (US0003M + 1.450%) due 08/15/2022 ~		5,000	4,602
2.600% due 08/13/2021		2,400	2,352
2.700% due 08/15/2022		7,000	6,530
2.900% due 08/15/2024		8,000	6,856
5.550% due 03/15/2026		1,200	1,098
6.950% due 07/01/2024		2,679	2,639
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (e)(g)		3,579	13
ONEOK Partners LP
3.375% due 10/01/2022		7,991	8,279
4.900% due 03/15/2025		5,700	6,192
5.000% due 09/15/2023		7,200	7,766
Oracle Corp.
2.950% due 11/15/2024		70	76
3.600% due 04/01/2050		10,800	12,229
4.000% due 07/15/2046		11,000	13,041
4.000% due 11/15/2047		3,700	4,391
4.300% due 07/08/2034		800	993
Otis Worldwide Corp. 2.293% due 04/05/2027		10,000	10,457
Owens Corning
4.300% due 07/15/2047		10,079	10,269
4.400% due 01/30/2048		1,900	1,983
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020		2,930	2,947
6.000% due 04/07/2023		8,600	9,487
PayPal Holdings, Inc.
2.650% due 10/01/2026		2,000	2,175
3.250% due 06/01/2050		5,600	6,127
Penske Truck Leasing Co. LP
2.700% due 11/01/2024		18,400	18,953
3.900% due 02/01/2024		4,600	4,910
4.125% due 08/01/2023		7,800	8,336
4.875% due 07/11/2022		1,700	1,812
PerkinElmer, Inc. 3.300% due 09/15/2029		16,700	17,930
Perrigo Finance Unlimited Co.
3.150% due 06/15/2030		13,300	13,439
4.375% due 03/15/2026		2,200	2,403
Petra Diamonds U.S. Treasury PLC 7.250% due 05/01/2022 ^(c)		3,750	1,481
Petroleos Mexicanos
6.500% due 03/13/2027		32,575	29,447
6.500% due 01/23/2029		34,300	29,959

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

6.750% due 09/21/2047	2,500	1,927
6.840% due 01/23/2030	34,500	30,311
6.950% due 01/28/2060	2,495	1,921
7.690% due 01/23/2050	6,192	5,145
PGT Escrow Issuer, Inc. 6.750% due 08/01/2026	300	304
Phillips 66 Partners LP 3.605% due 02/15/2025	65	70
Pioneer Natural Resources Co.
4.450% due 01/15/2026 (k)	17,588	20,367
7.200% due 01/15/2028	4,497	5,499
Prosus NV 3.680% due 01/21/2030	2,500	2,623
QVC, Inc.
4.375% due 03/15/2023	6,400	6,431
4.450% due 02/15/2025	7,535	7,424
4.850% due 04/01/2024	3,374	3,413
5.125% due 07/02/2022	6,527	6,624
5.450% due 08/15/2034	10,600	9,638
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	800	931
Raytheon Technologies Corp.
3.125% due 07/01/2050	18,500	19,826
3.750% due 11/01/2046	10,000	11,458
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~	2,200	2,197
RELX Capital, Inc.
3.000% due 05/22/2030	3,400	3,686
4.000% due 03/18/2029	25	29
Rockies Express Pipeline LLC
3.600% due 05/15/2025	10,200	9,457
4.800% due 05/15/2030	6,200	5,762
Rolls-Royce PLC 2.375% due 10/14/2020	1,000	998
S&P Global, Inc. 4.400% due 02/15/2026	25	29
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	15,566	17,428
5.625% due 04/15/2023	1,200	1,313
5.625% due 03/01/2025	6,800	7,777
5.750% due 05/15/2024	13,010	14,658
5.875% due 06/30/2026	10,705	12,587
6.250% due 03/15/2022	7,000	7,463
Sands China Ltd.
3.800% due 01/08/2026	10,300	10,635
4.375% due 06/18/2030	4,000	4,181
4.600% due 08/08/2023	7,200	7,598
5.125% due 08/08/2025	22,200	24,130
5.400% due 08/08/2028	8,200	9,080
Sasol Financing USA LLC 5.875% due 03/27/2024	5,300	4,744
Seagate HDD Cayman 4.125% due 01/15/2031	7,100	7,454
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	1,700	1,734
2.875% due 09/23/2023	65	69
Southwest Airlines Co.
2.650% due 11/05/2020	50	50
4.750% due 05/04/2023	18,870	19,497
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022	1,771	1,756
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,477
3.950% due 06/15/2023	11,010	9,358
4.600% due 06/15/2028	19,281	15,547
7.500% due 04/15/2025	3,600	3,566
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	1,165	914
4.100% due 10/01/2029	2,343	1,992
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	4,438	4,498
4.738% due 09/20/2029	19,100	20,745
Standard Industries, Inc.
4.375% due 07/15/2030	17,100	16,966
4.750% due 01/15/2028	5,800	5,897
5.000% due 02/15/2027	8,900	9,037
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •	5,500	5,508
Station Casinos LLC 4.500% due 02/15/2028	3,100	2,614
Steel Dynamics, Inc. 3.450% due 04/15/2030	3,700	3,875
Stryker Corp.
1.150% due 06/15/2025	5,300	5,339
1.950% due 06/15/2030	14,300	14,379
2.900% due 06/15/2050	4,000	4,021

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Sunny Optical Technology Group Co. Ltd. 3.750% due 01/23/2023	3,300	3,398
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	5,861	6,170
5.350% due 05/15/2045	7,100	6,884
Suntory Holdings Ltd. 2.550% due 06/28/2022	4,000	4,117
Syngenta Finance NV
3.125% due 03/28/2022	700	710
4.441% due 04/24/2023	10,900	11,449
4.892% due 04/24/2025	5,500	5,786
5.182% due 04/24/2028	28,373	30,298
Sysco Corp. 5.650% due 04/01/2025	16,700	19,557
T-Mobile USA, Inc.
2.050% due 02/15/2028	16,000	16,048
2.550% due 02/15/2031	17,100	17,203
3.875% due 04/15/2030	21,350	23,836
Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040 (a)	2,800	2,832
3.175% due 07/09/2050 (a)	20,000	20,174
TEGNA, Inc. 4.625% due 03/15/2028	1,300	1,204
Telefonica Emisiones S.A. 4.665% due 03/06/2038	7,600	9,093
Tencent Holdings Ltd.
3.575% due 04/11/2026	13,500	14,928
3.975% due 04/11/2029	23,900	27,026
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	19,274	19,789
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021	4,127	4,132
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	480	464
3.650% due 11/10/2021	12,754	12,703
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	3,391	3,330
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	17,300	17,249
Thermo Fisher Scientific, Inc.
2.600% due 10/01/2029	5,500	5,947
2.950% due 09/19/2026	4,900	5,424
3.000% due 04/15/2023	12,800	13,562
Thomson Reuters Corp. 3.350% due 05/15/2026	6,600	7,184
Time Warner Cable LLC
4.125% due 02/15/2021	1,500	1,517
4.500% due 09/15/2042	9,000	9,679
Times Square Hotel Trust 8.528% due 08/01/2026	463	504
TransCanada PipeLines Ltd.
4.250% due 05/15/2028	40	46
5.600% due 03/31/2034	5,258	6,624
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030	5,900	6,314
7.850% due 02/01/2026	12,066	15,724
Transocean Guardian Ltd. 5.875% due 01/15/2024	10,104	8,939
Transocean Pontus Ltd. 6.125% due 08/01/2025	1,587	1,396
Transocean, Inc. 7.250% due 11/01/2025	3,800	2,128
Trimble, Inc.
4.150% due 06/15/2023	4,300	4,587
4.900% due 06/15/2028	9,200	10,572
Trinity Acquisition PLC 4.400% due 03/15/2026	35	40
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,110	2,322
Twitter, Inc. 3.875% due 12/15/2027	1,000	1,003
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	370	307
7.125% due 04/22/2025	1,201	1,031
Unigel Luxembourg S.A. 8.750% due 10/01/2026	8,900	7,209
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,650	3,314
2.875% due 04/07/2030	18,954	17,757
3.100% due 01/07/2030	1,263	1,217
3.100% due 04/07/2030	4,426	3,709
3.450% due 01/07/2030	9,723	8,124
3.500% due 09/01/2031	1,577	1,482
3.700% due 09/01/2031	3,452	2,769
4.150% due 02/25/2033	10,666	10,538

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

United Parcel Service, Inc. 2.050% due 04/01/2021		65	66
United Technologies Corp. 4.050% due 05/04/2047		1,800	2,154
UnitedHealth Group, Inc.
2.700% due 07/15/2020		35	35
2.750% due 02/15/2023		55	58
2.900% due 05/15/2050		12,500	13,338
3.125% due 05/15/2060		22,300	23,874
Universal Health Services, Inc. 4.750% due 08/01/2022		2,000	2,006
Univision Communications, Inc. 5.125% due 02/15/2025		6,700	6,332
Vale Overseas Ltd.
6.250% due 08/10/2026		14,500	17,077
6.875% due 11/21/2036		4,996	6,549
6.875% due 11/10/2039		3,600	4,713
Vale S.A. 3.750% due 01/10/2023	EUR	700	815
Valero Energy Partners LP
4.375% due 12/15/2026		$2,410	2,740
4.500% due 03/15/2028		8,100	9,306
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		2,800	420
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	7,144
5.250% due 05/15/2029		1,000	1,300
Viterra, Inc. 5.950% due 08/01/2020		$470	472
VMware, Inc.
2.950% due 08/21/2022		14,600	15,109
3.900% due 08/21/2027		16,145	17,113
4.500% due 05/15/2025		9,400	10,296
4.650% due 05/15/2027		8,020	8,883
4.700% due 05/15/2030		11,982	13,270
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~		3,200	3,189
1.204% (US0003M + 0.770%) due 11/13/2020 ~		5,400	5,403
1.375% (US0003M + 0.940%) due 11/12/2021 ~		7,700	7,678
3.350% due 05/13/2025		16,100	17,306
3.750% due 05/13/2030		4,800	5,319
4.000% due 11/12/2021		5,900	6,145
Walt Disney Co.
2.200% due 01/13/2028		6,500	6,796
2.650% due 01/13/2031		55,700	59,164
3.500% due 05/13/2040		33,200	36,306
3.600% due 01/13/2051		9,600	10,725
3.800% due 05/13/2060		15,000	17,270
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		2,600	2,639
Western Digital Corp. 4.750% due 02/15/2026		7,600	7,878
Western Midstream Operating LP 5.250% due 02/01/2050		4,700	4,096
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		23,113	25,751
Weyerhaeuser Co.
7.350% due 07/01/2026		2,000	2,393
9.000% due 10/01/2021		1,500	1,617
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	6,571
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	10,179
3.700% due 09/15/2026		11,375	12,043
3.700% due 03/15/2028		6,100	6,235
4.500% due 03/04/2029		10,000	10,790
WRKCo, Inc. 3.900% due 06/01/2028		7,400	8,197
Wyndham Destinations, Inc. 4.625% due 03/01/2030		5,700	5,282
Wynn Macau Ltd.
4.875% due 10/01/2024		20,050	19,601
5.125% due 12/15/2029		6,200	6,029
5.500% due 01/15/2026		8,100	8,042
5.500% due 10/01/2027		44,520	44,204
Yara International ASA 4.750% due 06/01/2028		16,500	19,020
Yellowstone Energy LP 5.750% due 12/31/2026 «		3,122	3,411
Yingde Gases Investment Ltd. 6.250% due 01/19/2023		1,100	1,130
Zayo Group Holdings, Inc. 6.125% due 03/01/2028		5,100	4,969
Ziggo BV 5.500% due 01/15/2027		270	275

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	18,922	20,594
3.700% due 03/19/2023	1,000	1,064
Zoetis, Inc.
3.000% due 09/12/2027	2,300	2,541
3.250% due 02/01/2023	80	85
		5,476,258
UTILITIES 8.0%
AEP Texas, Inc. 2.100% due 07/01/2030 (a)	10,000	9,996
AES Corp.
3.300% due 07/15/2025	10,200	10,523
3.950% due 07/15/2030	10,200	10,806
American Electric Power Co., Inc.
3.200% due 11/13/2027	65	71
3.650% due 12/01/2021	9,300	9,704
American Transmission Systems, Inc. 5.250% due 01/15/2022	4,275	4,530
Arizona Public Service Co. 3.350% due 05/15/2050	3,750	4,016
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	59,700	60,008
1.314% (US0003M + 0.890%) due 02/15/2023 ~	3,925	3,907
2.169% (US0003M + 0.950%) due 07/15/2021 ~	4,500	4,537
2.750% due 06/01/2031	36,700	38,053
3.500% due 06/01/2041	65,000	68,513
3.650% due 06/01/2051	47,750	50,044
3.800% due 02/15/2027	1,860	2,096
3.850% due 06/01/2060	33,750	35,954
4.100% due 02/15/2028	13,351	15,311
4.250% due 03/01/2027	155	177
4.300% due 02/15/2030	39,979	46,745
4.500% due 03/09/2048	5,600	6,582
4.550% due 03/09/2049	18,815	22,212
4.750% due 05/15/2046	4,500	5,337
4.800% due 06/15/2044	2,025	2,401
5.150% due 03/15/2042	4,200	5,248
5.150% due 11/15/2046	10,330	13,010
5.350% due 09/01/2040	636	800
5.450% due 03/01/2047	22,000	28,821
Azure Power Energy Ltd. 5.500% due 11/03/2022	2,519	2,547
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	9,000	9,107
Berkshire Hathaway Energy Co.
2.375% due 01/15/2021	45	46
4.450% due 01/15/2049	4,850	6,225
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	1,500	1,598
Black Hills Corp.
2.500% due 06/15/2030	10,400	10,647
3.875% due 10/15/2049	5,500	5,925
British Telecommunications PLC 3.250% due 11/08/2029	1,000	1,092
CenterPoint Energy, Inc. 2.500% due 09/01/2024	4,900	5,180
Clearway Energy Operating LLC 5.750% due 10/15/2025	2,700	2,811
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	12,736
Delmarva Power & Light Co. 3.500% due 11/15/2023	40	44
Dominion Energy, Inc. 2.579% due 07/01/2020	30	30
Drax Finco PLC 6.625% due 11/01/2025	3,200	3,288
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	17,315
2.500% due 03/15/2023	1,000	1,042
2.950% due 12/01/2026	160	178
3.200% due 08/15/2049	500	562
Duke Energy Corp.
0.924% (US0003M + 0.500%) due 05/14/2021 ~	3,000	3,007
2.400% due 08/15/2022	12,619	13,098
2.450% due 06/01/2030	15,000	15,838
2.650% due 09/01/2026	4,099	4,448
3.550% due 09/15/2021	50	51
3.750% due 04/15/2024	35	38
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,231
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	15,731
East Ohio Gas Co. 2.000% due 06/15/2030	3,300	3,300

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Edison International
3.125% due 11/15/2022		6,500	6,700
5.750% due 06/15/2027		11,400	13,106
Electricite de France S.A. 4.875% due 01/22/2044		500	592
Emera U.S. Finance LP 4.750% due 06/15/2046		15,000	17,835
Enable Midstream Partners LP
4.400% due 03/15/2027		18,850	17,392
4.950% due 05/15/2028		5,000	4,647
Enel Finance International NV
2.875% due 05/25/2022		10,000	10,349
3.625% due 05/25/2027		14,262	15,592
4.250% due 09/14/2023		2,500	2,722
Entergy Arkansas LLC 3.700% due 06/01/2024		594	655
Entergy Corp.
2.800% due 06/15/2030		8,100	8,549
3.750% due 06/15/2050		1,000	1,114
Evergy Metro, Inc. 2.250% due 06/01/2030		11,400	11,957
Eversource Energy 2.900% due 10/01/2024		3,200	3,436
Exelon Corp.
3.950% due 06/15/2025		11,708	13,168
4.050% due 04/15/2030		2,300	2,661
5.150% due 12/01/2020		4,500	4,533
Exelon Generation Co. LLC
3.250% due 06/01/2025		18,000	19,425
4.000% due 10/01/2020		2,500	2,500
6.250% due 10/01/2039		990	1,179
FirstEnergy Corp. 2.250% due 09/01/2030		5,550	5,573
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,000	17,751
6.000% due 11/27/2023		12,900	14,359
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	5,600	7,338
5.150% due 02/11/2026		$5,900	6,563
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		16,000	15,960
Georgia Power Co.
2.650% due 09/15/2029		9,800	10,297
3.700% due 01/30/2050		4,200	4,683
Greenko Dutch BV 5.250% due 07/24/2024		4,100	4,070
Greenko Investment Co. 4.875% due 08/16/2023		4,000	3,915
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		17,400	17,222
IPALCO Enterprises, Inc. 3.700% due 09/01/2024		8,150	8,729
ITC Holdings Corp. 2.950% due 05/14/2030		8,800	9,358
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022		4,000	4,100
3.900% due 04/01/2024		13,200	13,886
Mississippi Power Co. 3.950% due 03/30/2028		9,000	10,234
Narragansett Electric Co. 3.395% due 04/09/2030		3,100	3,495
NextEra Energy Capital Holdings, Inc.
1.080% (US0003M + 0.720%) due 02/25/2022 ~		6,400	6,437
1.950% due 09/01/2022		27,900	28,709
3.150% due 04/01/2024		5,900	6,407
3.250% due 04/01/2026		975	1,093
4.800% due 12/01/2077 •		4,300	4,465
5.650% due 05/01/2079 •		5,000	5,463
NGPL PipeCo LLC 4.875% due 08/15/2027		5,000	5,497
NiSource, Inc.
2.650% due 11/17/2022		15	16
3.490% due 05/15/2027		25	28
3.600% due 05/01/2030		2,900	3,320
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		16,482	17,346
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		518	444
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		2,857	857
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		5,328	4,396
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		15,808	1,502
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		13,800	11,526

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

ONEOK, Inc.
2.750% due 09/01/2024	9,800	9,876
4.550% due 07/15/2028	26,835	28,167
4.950% due 07/13/2047	5,500	5,303
5.200% due 07/15/2048	3,985	3,974
6.000% due 06/15/2035	700	782
6.350% due 01/15/2031	8,600	10,085
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)	1,500	1,640
2.950% due 03/01/2026 ^(c)	1,300	1,405
3.250% due 09/15/2021 ^(c)	3,407	3,726
3.300% due 03/15/2027 ^(c)	3,800	4,135
3.300% due 12/01/2027 ^(c)	18,500	20,060
3.500% due 10/01/2020 ^(c)	5,450	5,948
3.500% due 06/15/2025 ^(c)	5,800	6,413
3.850% due 11/15/2023 ^(c)	545	607
4.250% due 05/15/2021 ^(c)	5,100	5,578
Pacific Gas and Electric Co.
1.750% due 06/16/2022	1,500	1,506
2.100% due 08/01/2027 (k)	800	792
2.500% due 02/01/2031	9,000	8,821
3.300% due 08/01/2040	2,700	2,634
3.500% due 08/01/2050	6,350	6,146
4.650% due 08/01/2028	12,700	15,285
Pennsylvania Electric Co. 6.150% due 10/01/2038	1,600	2,085
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.000% due 06/30/2030	12,200	12,109
Petrobras Global Finance BV 5.999% due 01/27/2028	5,000	5,248
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	4,713
3.640% due 11/01/2046	1,500	1,634
Plains All American Pipeline LP
2.850% due 01/31/2023	5,402	5,472
3.600% due 11/01/2024	12,900	13,191
3.850% due 10/15/2023	14,612	15,199
4.650% due 10/15/2025	1,927	2,059
PPL WEM Ltd. 5.375% due 05/01/2021	2,200	2,254
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,850	1,892
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	1,200	1,220
Puget Energy, Inc. 4.100% due 06/15/2030	12,300	13,604
ReNew Power Synthetic 6.670% due 03/12/2024	11,100	11,239
Rio Oil Finance Trust
8.200% due 04/06/2028	18,000	18,158
9.750% due 01/06/2027	10,866	11,287
San Diego Gas & Electric Co. 4.100% due 06/15/2049	9,500	11,673
Sempra Energy
0.763% (US0003M + 0.450%) due 03/15/2021 ~	3,500	3,506
1.719% (US0003M + 0.500%) due 01/15/2021 ~	1,000	1,000
2.900% due 02/01/2023	4,900	5,124
3.400% due 02/01/2028	2,840	3,124
3.550% due 06/15/2024	5,700	6,192
3.750% due 11/15/2025	3,713	4,074
4.875% due 10/15/2025 •(g)	14,300	14,336
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	900	947
Southern California Edison Co.
2.850% due 08/01/2029	8,000	8,485
3.700% due 08/01/2025	8,800	9,741
3.900% due 12/01/2041	1,100	1,202
3.900% due 03/15/2043	6,100	6,825
4.000% due 04/01/2047	15,600	17,844
4.650% due 10/01/2043	600	737
4.875% due 03/01/2049	8,468	10,968
6.650% due 04/01/2029	8,039	9,975
Southern California Gas Co. 2.550% due 02/01/2030	2,200	2,373
Southern Co. Gas Capital Corp.
3.250% due 06/15/2026	5,475	5,864
3.875% due 11/15/2025	2,300	2,549
4.400% due 05/30/2047	5,154	6,139
Southern Power Co.
0.856% (US0003M + 0.550%) due 12/20/2020 ~	6,700	6,700
2.500% due 12/15/2021	3,700	3,795
Sprint Communications, Inc. 7.000% due 08/15/2020	618	622
Sprint Corp.
7.125% due 06/15/2024	600	679
7.250% due 09/15/2021	19,881	20,865

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

7.875% due 09/15/2023	3,100	3,495
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,026
Telstra Corp. Ltd. 4.800% due 10/12/2021	3,600	3,772
Transcanada Trust 5.300% due 03/15/2077 •	22,550	22,195
Transocean Proteus Ltd. 6.250% due 12/01/2024	650	601
Verizon Communications, Inc.
4.522% due 09/15/2048	6,100	8,075
4.672% due 03/15/2055	2,526	3,439
4.862% due 08/21/2046	100	136
Vistra Operations Co. LLC 3.550% due 07/15/2024	5,000	5,164
		1,491,157
Total Corporate Bonds & Notes (Cost $12,737,218)		13,232,487
MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	2,145	2,149
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	1,890	1,905
Total Municipal Bonds & Notes (Cost $3,898)		4,054
U.S. GOVERNMENT AGENCIES 9.1%
Freddie Mac
5.992% due 11/25/2055 «~	3,417	2,065
9.185% due 03/25/2029 •	497	513
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	281	299
3.500% due 07/01/2046	4,023	4,400
4.000% due 08/01/2048 - 08/01/2049	3,945	4,183
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	108,500	110,555
2.500% due 07/01/2050 - 09/01/2050	316,340	328,815
3.000% due 08/01/2050 - 09/01/2050	259,880	272,813
3.500% due 07/01/2050 - 09/01/2050	617,130	649,072
4.000% due 07/01/2050 - 08/01/2050	319,300	338,463
Total U.S. Government Agencies (Cost $1,709,313)		1,711,178
U.S. TREASURY OBLIGATIONS 21.5%
U.S. Treasury Bonds
1.250% due 05/15/2050	69,010	66,271
2.000% due 02/15/2050 (k)	320,800	367,303
2.250% due 08/15/2049	56,544	67,992
2.375% due 11/15/2049 (k)	201,660	249,019
2.500% due 02/15/2045	41,640	51,372
2.500% due 02/15/2046 (o)	89,225	110,491
2.500% due 05/15/2046	93,508	115,959
2.875% due 08/15/2045 (o)	27,317	36,006
2.875% due 05/15/2049 (k)	321,786	435,222
3.000% due 05/15/2042	2,650	3,530
3.000% due 02/15/2049 (k)	237,819	328,241
3.125% due 02/15/2042	74,170	100,699
3.125% due 08/15/2044	70,025	95,505
3.375% due 05/15/2044	151,284	214,011
U.S. Treasury Inflation Protected Securities (f)
0.250% due 07/15/2029 (m)	32,232	35,298
0.375% due 01/15/2027 (m)	2,354	2,540
0.500% due 01/15/2028 (m)	22,748	24,938
U.S. Treasury Notes
0.375% due 03/31/2022 (m)(o)	98,100	98,466
0.500% due 03/31/2025 (o)	175,000	176,887
0.625% due 05/15/2030 (k)(o)	36,000	35,896
1.500% due 02/15/2030 (k)	755,000	816,226
1.625% due 11/30/2026	50,000	53,748
2.875% due 05/15/2028 (m)(o)	118,068	139,357
2.875% due 08/15/2028 (m)	103,266	122,303
3.125% due 11/15/2028 (k)(m)(o)	231,454	279,856
Total U.S. Treasury Obligations (Cost $3,542,647)		4,027,136
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets Trust 2.444% due 10/25/2046 •	2,169	1,742

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

American Home Mortgage Investment Trust 2.265% due 11/25/2045 ^•	792	538
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^	558	515
Banc of America Funding Trust
0.380% due 10/20/2036 •	1,874	1,605
0.470% due 06/20/2047 •	1,277	1,111
0.585% due 05/25/2037 ^•	481	402
3.379% due 06/20/2037 ~	6,652	6,001
5.750% due 01/25/2037	4,121	3,954
6.000% due 03/25/2037	1,980	1,769
45.028% due 07/25/2047 ^•	926	2,123
Banc of America Mortgage Trust 3.810% due 10/25/2035 ~	1,151	1,088
BCAP LLC Trust
0.405% due 05/25/2047 ^•	1,083	985
3.610% due 07/26/2036 ~	193	171
6.000% due 07/26/2037 ~	713	712
Bear Stearns Adjustable Rate Mortgage Trust 3.673% due 06/25/2047 ^~	3,320	3,026
Bear Stearns ALT-A Trust
0.505% due 08/25/2036 •	674	599
3.688% due 04/25/2035 ~	15,207	14,367
3.697% due 08/25/2036 ^~	1,168	758
3.761% due 03/25/2036 ^~	235	195
Chase Mortgage Finance Trust 6.000% due 06/25/2037	3,713	2,627
ChaseFlex Trust 0.525% due 08/25/2037 •	505	436
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.465% due 01/25/2035 •	913	887
Citigroup Mortgage Loan Trust
3.228% due 09/25/2059 þ	5,316	5,352
3.643% due 03/25/2037 ^~	382	332
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,036	836
Countrywide Alternative Loan Trust
0.345% due 07/25/2036 •	942	929
0.355% due 11/25/2036 •	84	86
0.375% due 09/25/2046 ^•	2,457	2,242
0.380% due 09/20/2046 •	2,328	2,018
0.395% due 04/25/2047 •	1,931	1,382
0.400% due 09/20/2046 •	2,471	1,928
0.535% due 05/25/2037 ^•	835	291
2.854% due 08/25/2035 ^•	2,313	2,018
5.500% due 07/25/2035	1,707	1,566
5.500% due 01/25/2036	1,402	1,233
6.000% due 03/25/2036 ^	1,071	774
6.000% due 05/25/2036 ^	105	76
6.000% due 06/25/2037	1,866	1,362
6.500% due 12/25/2036 ^	428	288
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	10,136	9,950
Credit Suisse Mortgage Capital Certificates
3.147% due 06/26/2037 ~	4,255	4,280
3.522% due 08/26/2058	7,178	7,400
3.814% due 04/28/2037 ~	1,824	1,733
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~	6,424	6,666
3.135% due 12/26/2059 ~	2,159	2,234
3.322% due 10/25/2058 ~	1,351	1,384
3.531% due 05/27/2037 ~	4,259	3,042
DBUBS Mortgage Trust 4.537% due 07/10/2044	300	305
Deephaven Residential Mortgage Trust 5.269% due 06/25/2047 ~	3,000	2,960
GSR Mortgage Loan Trust 0.405% due 08/25/2046 •	22,282	7,849
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •	3,100	2,498
0.694% due 01/19/2036 •	2,542	1,881
3.874% due 06/19/2036 ^~	905	610
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^	142	136
IndyMac Mortgage Loan Trust 0.665% due 07/25/2035 •	10,238	9,409
JPMorgan Alternative Loan Trust
3.799% due 05/25/2037 ^~	1,233	1,073
6.310% due 08/25/2036 ^þ	2,020	1,890
Lehman Mortgage Trust 6.000% due 07/25/2037 ^	296	281
Merrill Lynch Mortgage Investors Trust 3.868% due 05/25/2033 ~	5	5
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	426	179

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	29	31
Morgan Stanley Resecuritization Trust 0.708% due 12/26/2046 •	12,221	11,957
MortgageIT Mortgage Loan Trust 0.385% due 04/25/2036 •	5,819	4,366
New Century Alternative Mortgage Loan Trust 6.167% due 07/25/2036 ^þ	1,133	493
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	38,231	40,365
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	57,962	60,914
4.500% due 05/25/2058 ~	13,720	14,855
Residential Accredit Loans, Inc. Trust
0.365% due 05/25/2036 •	1,539	1,371
0.375% due 08/25/2036 ^•	1,251	1,148
0.395% due 04/25/2046 •	7,200	2,789
2.624% due 10/25/2037 ~	6,362	5,609
3.739% due 07/25/2035 ~	265	250
4.621% due 01/25/2036 ^~	1,783	1,531
4.999% due 09/25/2035 ^~	114	94
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 08/25/2036 ^•	913	683
3.658% due 05/25/2036 ^~	1,537	1,252
4.037% due 02/25/2036 ^~	305	279
TBW Mortgage-Backed Trust 5.780% due 01/25/2037 þ	6,705	1,331
Thornburg Mortgage Securities Trust 3.794% due 09/25/2037 ~	1	1
Wachovia Mortgage Loan Trust LLC 3.898% due 05/20/2036 ^~	519	503
WaMu Mortgage Pass-Through Certificates Trust 3.715% due 07/25/2037 ^~	500	437
Washington Mutual Mortgage Pass-Through Certificates Trust
2.344% due 11/25/2046 ^•	1,435	1,238
6.000% due 07/25/2036	273	239
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	162	153
Total Non-Agency Mortgage-Backed Securities (Cost $275,302)		285,978
ASSET-BACKED SECURITIES 2.1%
Aames Mortgage Investment Trust 1.385% due 06/25/2035 •	2,684	2,613
AASET Trust 3.967% due 05/16/2042	2,682	2,301
Accredited Mortgage Loan Trust 0.445% due 09/25/2036 •	3,652	3,513
ACE Securities Corp. Home Equity Loan Trust
0.345% due 08/25/2036 ^•	1,694	546
0.385% due 12/25/2036 •	5,657	2,185
1.130% due 05/25/2035 •	5,500	4,895
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	3,378	2,489
Argent Securities Trust
0.295% due 09/25/2036 •	1,880	826
0.455% due 05/25/2036 •	1,481	567
0.465% due 04/25/2036 •	7,147	3,219
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.565% due 02/25/2036 •	2,927	2,563
Asset-Backed Funding Certificates Trust 0.315% due 01/25/2037 •	4,950	3,757
Asset-Backed Securities Corp. Home Equity Loan Trust 2.060% due 09/25/2034 •	1,194	1,159
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	2,763	2,759
Bear Stearns Asset-Backed Securities Trust
0.415% due 11/25/2036 •	6,743	5,008
0.535% due 12/25/2035 ^•	368	229
1.185% due 08/25/2035 •	157	117
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	4,753	4,061
Carrington Mortgage Loan Trust 0.435% due 10/25/2036 •	2,984	2,500
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •	3,500	3,356
Citigroup Mortgage Loan Trust
0.385% due 01/25/2037 •	12,034	6,715
0.445% due 03/25/2036 •	1,847	1,713
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 ^•	2,039	1,896
0.405% due 09/25/2047 ^•	631	545
0.415% due 05/25/2037 •	2,900	2,586
0.425% due 03/25/2036 •	1,640	1,472
Countrywide Asset-Backed Certificates Trust 0.925% due 08/25/2047 •	4,066	3,888

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Credit-Based Asset Servicing & Securitization Trust 0.335% due 11/25/2036 •	1,437	884
ECAF Ltd.
3.473% due 06/15/2040	477	435
4.947% due 06/15/2040	5,885	5,093
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •	5,398	5,242
Fremont Home Loan Trust
0.335% due 01/25/2037 •	1,727	897
0.355% due 02/25/2037 •	2,187	1,063
GSAA Home Equity Trust
0.335% due 07/25/2036 •	58,278	22,098
0.345% due 05/25/2036 •	38,395	14,009
0.440% due 01/25/2036 •	18,597	16,361
3.689% due 03/25/2036 ~	1,725	1,009
GSAMP Trust
0.325% due 09/25/2036 •	83,050	35,592
0.345% due 01/25/2037 •	3,688	2,366
0.355% due 01/25/2037 •	16,016	15,279
Home Equity Loan Trust 0.525% due 04/25/2037 •	3,100	2,361
Home Equity Mortgage Loan Asset-Backed Trust 0.685% due 10/25/2035 •	4,238	3,992
JPMorgan Mortgage Acquisition Trust
0.335% due 01/25/2037 •	32	32
0.485% due 07/25/2036 •	8,826	7,789
6.080% due 08/25/2036 þ	1,651	1,286
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,005	3,457
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	11,025	9,344
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	6,145	6,300
Lehman XS Trust 0.365% due 06/25/2036 •	465	400
Long Beach Mortgage Loan Trust
0.345% due 09/25/2036 •	15,734	6,501
0.365% due 03/25/2046 •	6,969	5,822
0.425% due 09/25/2036 •	4,977	2,115
MAPS Ltd. 4.212% due 05/15/2043	5,913	5,228
MASTR Asset-Backed Securities Trust
0.425% due 03/25/2036 •	3,209	2,449
0.685% due 10/25/2035 ^•	1,461	1,325
0.905% due 12/25/2034 •	11,208	10,660
MelTel Land Funding LLC 3.768% due 04/15/2049	2,893	2,978
Merrill Lynch Mortgage Investors Trust
0.445% due 03/25/2037 •	10,476	8,410
0.635% due 02/25/2047 •	6,293	4,378
0.935% due 09/25/2035 •	1,040	974
4.180% due 02/25/2037 ^þ	11,503	2,346
METAL LLC 4.581% due 10/15/2042	8,206	6,112
Morgan Stanley ABS Capital, Inc. Trust
0.325% due 10/25/2036 •	1,232	642
0.335% due 11/25/2036 •	1,848	1,255
0.335% due 12/25/2036 •	896	517
0.335% due 02/25/2037 •	4,656	2,699
0.365% due 02/25/2037 •	12,951	5,534
0.385% due 02/25/2037 •	610	356
0.405% due 10/25/2036 •	1,346	711
0.415% due 02/25/2037 •	4,935	2,135
0.435% due 08/25/2036 •	7,435	4,343
0.495% due 12/25/2035 •	763	746
1.435% due 07/25/2037 •	2,100	1,783
Morgan Stanley Home Equity Loan Trust
0.285% due 04/25/2037 •	282	184
0.535% due 04/25/2037 •	1,345	905
1.130% due 05/25/2035 •	1,480	1,479
New Century Home Equity Loan Trust
0.345% due 08/25/2036 •	14,711	13,966
0.655% due 02/25/2036 •	6,100	4,491
NovaStar Mortgage Funding Trust
0.335% due 03/25/2037 •	1,301	586
0.395% due 01/25/2037 •	5,026	2,320
0.435% due 10/25/2036 •	1,349	982
Option One Mortgage Loan Trust 0.325% due 01/25/2037 •	5,117	3,382
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.675% due 08/25/2035 •	4,855	4,569
RBSSP Resecuritization Trust 0.328% due 11/26/2036 •	1,043	1,026
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ	12,019	6,577

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Residential Asset Mortgage Products Trust 0.645% due 12/25/2035 •		9,791	8,143
S-Jets Ltd. 3.967% due 08/15/2042		10,169	9,099
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		8,301	7,497
Securitized Asset-Backed Receivables LLC Trust 0.435% due 03/25/2036 •		1,520	1,093
Specialty Underwriting & Residential Finance Trust
0.335% due 06/25/2037 •		634	427
0.455% due 04/25/2037 •		1,418	845
3.947% due 02/25/2037 ^þ		1,796	912
Sprite Ltd. 4.250% due 12/15/2037		6,064	5,083
START Ireland 4.089% due 03/15/2044		2,837	2,538
Structured Asset Investment Loan Trust
0.335% due 09/25/2036 •		623	599
0.345% due 05/25/2036 •		332	315
Structured Asset Securities Corp. Mortgage Loan Trust 0.685% due 11/25/2037 •		8,000	6,616
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		2,371	2,158
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		2,784	2,775
Total Asset-Backed Securities (Cost $409,970)			391,353
SOVEREIGN ISSUES 1.9%
Argentina Government International Bond
3.380% due 12/31/2038 ^(c)	EUR	1,268	542
3.750% due 12/31/2038 ^(c)(k)		$8,032	3,187
6.250% due 11/09/2047 ^(c)	EUR	1,400	595
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,650	49
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	13,914
Export-Import Bank of India
1.326% (US0003M + 1.020%) due 03/28/2022 ~(i)		10,600	10,479
3.250% due 01/15/2030		6,000	5,948
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,843
4.200% due 10/15/2050		$4,000	4,481
Kuwait International Government Bond 3.500% due 03/20/2027		24,700	27,619
Mexico Government International Bond 4.600% due 02/10/2048		2,900	3,021
Peru Government International Bond
5.350% due 08/12/2040	PEN	17,300	4,909
5.400% due 08/12/2034		7,500	2,233
5.940% due 02/12/2029		74,243	24,215
6.350% due 08/12/2028		97,900	32,733
6.950% due 08/12/2031		24,300	8,346
8.200% due 08/12/2026		344,800	125,850
Province of Ontario 2.400% due 02/08/2022		$95	98
Qatar Government International Bond
2.375% due 06/02/2021		1,800	1,826
3.750% due 04/16/2030		15,000	17,118
3.875% due 04/23/2023		19,100	20,530
4.400% due 04/16/2050		7,100	8,805
Saudi Government International Bond
2.375% due 10/26/2021		14,700	14,940
2.875% due 03/04/2023		4,200	4,389
4.000% due 04/17/2025		6,500	7,221
Slovenia Government International Bond 5.250% due 02/18/2024		1,550	1,789
Ukraine Government International Bond
7.750% due 09/01/2021		300	310
7.750% due 09/01/2022		7,200	7,521
Total Sovereign Issues (Cost $343,780)			354,511
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	1
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		7,056	5
			6
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(i)(d)		48,126	361

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Common Stocks (Cost $11,683)		367
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	898,826	0
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	11,865	7
Total Warrants (Cost $31)		7
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	7,750	10,052
Total Convertible Preferred Securities (Cost $5,523)		10,052
PREFERRED SECURITIES 3.2%
BANKING & FINANCE 2.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	30,000	3,150
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)	1,200,000	1,397
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)	12,600,000	13,592
Bank of America Corp.
5.125% due 06/20/2024 •(g)	25,200,000	25,063
5.875% due 03/15/2028 •(g)	72,354,000	74,057
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)	8,000,000	8,258
CaixaBank S.A. 5.250% due 03/23/2026 •(g)(h)	4,600,000	4,614
Charles Schwab Corp.
4.625% due 03/01/2022 •(g)	4,000,000	3,771
5.000% due 12/01/2027 •(g)	11,000,000	10,845
Citigroup, Inc.
4.700% due 01/30/2025 •(g)	14,000,000	12,438
5.000% due 09/12/2024 •(g)	45,800,000	43,194
5.950% due 05/15/2025 •(g)	1,400,000	1,393
6.300% due 05/15/2024 •(g)	11,800,000	11,829
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(g)	106,000	11,157
6.250% (US0003M + 4.557%) due 10/01/2022 ~(g)	25,000	2,553
6.250% due 10/01/2026 •(g)	9,300,000	9,300
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(g)	7,000,000	6,232
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(g)	10,280,000	9,359
5.875% due 09/15/2026 •(g)	9,700,000	10,105
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(g)	3,000,000	2,837
10.000% due 07/30/2020 (g)(i)	13,000	13,130
Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(g)	3,000,000	2,674
4.950% due 02/10/2025 •(g)	4,500,000	4,302
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(g)	51,200,000	44,846
4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)	19,409,000	17,706
4.600% due 02/01/2025 •(g)	18,900,000	16,875
5.000% due 08/01/2024 •(g)	47,000,000	45,246
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,537
Nationwide Building Society 10.250% ~	156,400	30,329
Progressive Corp. 5.375% due 03/15/2023 •(g)	5,500,000	5,470
RBS Capital Trust 6.425% due 01/03/2034 •(g)	14,500,000	21,258
SBL Holdings, Inc. 7.000% due 05/13/2025 •(g)	3,550,000	2,800
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)	14,250,000	17,085

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

U.S. Bancorp 5.300% due 04/15/2027 •(g)		5,500,000	5,558
			494,960
INDUSTRIALS 0.6%
Energy Transfer Operating LP
6.750% due 05/15/2025 •(g)		16,500,000	13,889
7.125% due 05/15/2030 •(g)		18,200,000	15,584
7.600% (US0003M + 5.161%) due 05/15/2024 ~(g)		1,367,000	28,105
General Electric Co. 5.000% due 01/21/2021 •(g)		31,700,000	24,937
Land O' Lakes, Inc. 7.000% due 09/18/2028 (g)		4,600,000	4,156
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)		19,200,000	19,251
			105,922
UTILITIES 0.0%
Dominion Energy, Inc. 4.650% due 12/15/2024 •(g)		5,100,000	4,998
Total Preferred Securities (Cost $639,831)			605,880
REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.		74,398	3,850
Total Real Estate Investment Trusts (Cost $4,200)			3,850
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~		$10,700	10,714
REPURCHASE AGREEMENTS (j) 0.2%			35,000
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	4,545	44
Total Short-Term Instruments (Cost $45,754)			45,758
Total Investments in Securities (Cost $20,264,236)			21,189,943
		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		5,546,117	54,679
Total Short-Term Instruments (Cost $54,679)			54,679
Total Investments in Affiliates (Cost $54,679)			54,679
Total Investments 113.3% (Cost $20,318,915)			$21,244,622
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $(30,933))			(2,181)
Other Assets and Liabilities, net (13.3)%			(2,497,222)
Net Assets 100.0%			$18,745,219

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021	10/02/2014	$10,815	$10,680	0.06%
Export-Import Bank of India 1.326% due 03/28/2022	12/19/2019	10,532	10,479	0.06
Farm Credit Bank of Texas	08/26/2010 - 12/03/2010	13,262	13,130	0.07
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,448	13,728	0.07
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,669	0.03
Westmoreland Mining Holdings LLC	12/08/2014	1,406	361	0.00
$55,463	$55,047	0.29%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.120%	06/30/2020	07/01/2020	$35,000	U.S. Treasury Bonds 2.500% due 02/15/2046	$(35,459)	$35,000	$35,000
Total Repurchase Agreements	$(35,459)	$35,000	$35,000
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	04/02/2020	TBD(3)	$(1,583)	$(1,581)
(0.250)	03/25/2020	TBD(3)	(146)	(146)
0.000	06/22/2020	TBD(3)	(2,672)	(2,672)
0.050	06/23/2020	TBD(3)	(741)	(741)
0.100	06/22/2020	TBD(3)	(18,380)	(18,381)
JPS	0.060	06/30/2020	07/02/2020	(19,277)	(19,277)
NOM	0.100	04/22/2020	TBD(3)	(1,259)	(1,259)
0.100	06/22/2020	TBD(3)	(11,140)	(11,140)
STR	0.170	07/01/2020	07/02/2020	(704,222)	(704,222)
0.180	06/30/2020	07/01/2020	(673,505)	(673,508)
Total Reverse Repurchase Agreements	$(1,432,927)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)		Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(4)
BCY				0.040%		06/30/2020	07/01/2020	$(35,016)		$(35,017)
BPG				0.150		06/30/2020	07/23/2020	(1,415)		(1,415)
UBS				0.200		05/08/2020	07/08/2020	(6,894)		(6,896)
				1.660		01/31/2020	01/29/2021	(56,063)		(56,460)
Total Sale-Buyback Transactions										$(99,788)
(k)							Securities with an aggregate market value of $844,577 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(694,340) at a weighted average interest rate of 0.564%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity reverse repurchase agreement.
(4)							Payable for sale-buyback transactions includes $(553) of deferred price drop.
(l)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	872	$121,358	$1,160		$0	$(136)
Total Futures Contracts							$1,160		$0	$(136)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.044%	$13,100	$(355)	$292	$(63)	$1	$0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.056	3,800	(86)	68	(18)	0	0
Exelon Corp.	(1.000)	Quarterly	06/20/2025	0.206	4,400	(153)	(22)	(175)	0	(1)
Newell Brands, Inc.	(1.000)	Quarterly	06/20/2023	1.014	10,100	(129)	130	1	0	(3)
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.033	7,000	15	(49)	(34)	0	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	1.569	17,700	3	378	381	0	(21)
						$(705)	$797	$92	$1	$(25)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	5.693%	$7,000	$(136)	$(173)	$(309)	$0	$(9)
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	5.716	10,600	(304)	(391)	(695)	3	0
Anadarko Petroleum Corp.	1.000	Quarterly	06/20/2022	5.727	11,700	(123)	(882)	(1,005)	16	0
AT&T, Inc.	1.000	Quarterly	12/20/2020	0.610	32,300	211	(143)	68	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.079	45,000	626	(770)	(144)	8	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.096	28,750	198	196	394	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.108	36,650	416	244	660	9	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.134		22,400	463	26	489	4	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.152		19,400	(120)	617	497	7	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.182		10,000	(132)	440	308	3	0
Boeing Co.	1.000	Quarterly	12/20/2020	2.353		38,100	219	(455)	(236)	11	0
Bombardier, Inc.	5.000	Quarterly	12/20/2021	31.112		7,500	187	(2,132)	(1,945)	33	0
British Telecomminications	1.000	Quarterly	12/20/2024	0.932	EUR	16,400	170	(110)	60	3	0
Daimler AG	1.000	Quarterly	12/20/2020	0.320		3,500	58	(44)	14	0	0
DISH DBS Corp.	5.000	Quarterly	12/20/2022	3.198		$8,500	461	(88)	373	1	0
DISH DBS Corp.	5.000	Quarterly	06/20/2023	3.444		400	3	15	18	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.617		10,000	(271)	330	59	0	(4)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.326		7,600	(210)	313	103	2	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.824		7,400	17	42	59	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	3.900		1,800	278	(248)	30	0	(2)
Ford Motor Co.	5.000	Quarterly	06/20/2023	4.641		3,200	475	(440)	35	0	(4)
Ford Motor Co.	5.000	Quarterly	12/20/2023	4.834		2,000	365	(352)	13	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	2.696		10,300	1,587	(1,345)	242	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	3.001		900	153	(126)	27	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	3.151		1,100	190	(150)	40	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.670		2,400	326	(221)	105	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		9,100	(427)	283	(144)	24	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557		7,200	(47)	(105)	(152)	30	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682		23,900	(369)	(323)	(692)	103	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.494		4,000	61	(55)	6	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.552		12,200	180	(123)	57	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.599		16,000	212	(113)	99	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.622		6,100	68	(21)	47	0	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.169		10,000	(142)	184	42	0	(1)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.503		4,200	650	(152)	498	4	0
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.184		2,800	(4)	44	40	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.193		22,400	195	170	365	4	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.257		2,500	51	(4)	47	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.357		2,800	(69)	132	63	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.470		5,500	94	37	131	3	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.512		5,000	63	(13)	50	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.505		19,500	295	139	434	12	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	EUR	34,500	183	(4,380)	(4,197)	16	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164		29,700	(92)	(4,085)	(4,177)	4	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.201		$5,900	99	20	119	2	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	1.231		6,900	20	(49)	(29)	14	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	0.621		12,300	553	(415)	138	0	(1)
Tesco PLC	1.000	Quarterly	12/20/2024	0.750	EUR	13,800	(12)	190	178	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.472		$1,800	35	(11)	24	0	(1)
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.210		4,700	60	(32)	28	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2023	0.482	EUR	11,200	100	99	199	7	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.584		3,600	36	32	68	3	0
							$6,900	$(14,398)	$(7,498)	$329	$(44)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly		06/20/2024		$1,128	$(39)	$6	$(33)	$1	$0
CDX.HY-32 5-Year Index	5.000	Quarterly		06/20/2024		51,324	3,330	(3,221)	109	295	0
CDX.HY-33 5-Year Index	5.000	Quarterly		12/20/2024		3,680	(230)	213	(17)	27	0
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		26,410	(202)	43	(159)	191	0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		30,570	438	(77)	361	33	0
CDX.IG-33 10-Year Index	1.000	Quarterly		12/20/2029		658,400	4,366	(10,330)	(5,964)	1,084	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		1,483,400	(25,004)	42,342	17,338	1,904	0
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly		12/20/2024		87,300	1,540	(190)	1,350	36	0
iTraxx Europe Main 31 5-Year Index	1.000	Quarterly		06/20/2024	EUR	1,000	25	(5)	20	3	0
							$(15,776)	$28,781	$13,005	$3,574	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	24,800	$5	$760	$765	$5	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		44,700	1,175	188	1,363	5	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		100,600	(4,350)	(305)	(4,655)	0	(3)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	CAD	77,800	0	655	655	0	(1)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		78,000	0	1,396	1,396	0	(50)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		30,200	63	443	506	0	(19)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		43,100	(172)	2,849	2,677	0	(60)
Pay	6-Month CLP-CHILIBOR	2.410	Semi-Annual	01/31/2025	CLP	803,900	6	123	129	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	EUR	105,000	(4,348)	(763)	(5,111)	0	(160)
Receive(6)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		10,800	(2,074)	(139)	(2,213)	17	0
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	56,500	142	(1,127)	(985)	0	(162)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		42,600	(183)	(1,293)	(1,476)	0	(232)
Receive	6-Month GBP-LIBOR	1.750	Semi-Annual	09/21/2066		800	(219)	(413)	(632)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(44)	(1,016)	(1,060)	39	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,094,400	(117)	(1,368)	(1,485)	43	0
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	16	27	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,500	(444)	515	71	3	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		103,000	(320)	392	72	2	0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	790	161	5	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	560	113	3	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	429	81	3	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	2,898	480	16	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	30	30	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	3,356	3,356	34	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	2,108	2,173	22	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	2,012	2,012	22	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		1,548,400	(1,041)	6,337	5,296	58	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		594,600	0	(815)	(815)	0	(46)
Receive	28-Day MXN-TIIE	5.030	Lunar	05/05/2025		914,400	5	(381)	(376)	0	(70)
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		875,800	0	(656)	(656)	0	(68)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$29,300	687	(320)	367	0	(7)
Receive	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	(83)	83	0	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	38,600	344	2,781	3,125	0	(377)
$(14,485)	$19,959	$5,474	$278	$(1,258)
Total Swap Agreements	$(24,066)	$35,139	$11,073	$4,182	$(1,327)
(m)

Securities with an aggregate market value of $264,733 and cash of $15,675 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	JPY	4,183,059	$39,149	$408	$0
07/2020	$1,175	RUB	91,357	106	0
07/2020	731	TRY	4,989	0	(5)
08/2020	39,165	JPY	4,183,059	0	(409)
08/2020	1,014	RUB	70,353	0	(30)
09/2020	CNH	4,654	$649	0	(6)
BPS	07/2020	BRL	38,338	7,001	0	(49)
07/2020	EUR	40,168	45,492	363	0
07/2020	GBP	36,567	46,243	933	0
07/2020	$1,415	AUD	2,050	0	(1)
07/2020	7,155	BRL	38,338	0	(105)
07/2020	26,177	EUR	23,297	29	(32)
07/2020	8,407	GBP	6,774	0	(13)
07/2020	6,866	RUB	475,616	0	(196)
07/2020	242	TRY	1,664	0	0
08/2020	2,186	RUB	153,296	0	(43)
09/2020	17,273	IDR	245,228,827	0	(632)
BRC	07/2020	MXN	302,476	$13,557	405	0
12/2020	$13,289	MXN	302,476	0	(386)
CBK	07/2020	PEN	189,093	$55,273	1,901	0
07/2020	$21,253	COP	76,459,434	0	(933)
07/2020	12,107	MXN	302,476	1,045	0
08/2020	PEN	56,201	$16,390	530	0
08/2020	$793	RUB	54,559	0	(31)
09/2020	KRW	267,418	$217	0	(6)
09/2020	PEN	372,760	109,415	4,298	0
12/2020	$557	MXN	12,364	0	(30)
DUB	07/2020	BRL	38,338	$7,268	218	0
07/2020	$7,001	BRL	38,338	49	0
08/2020	7,260	38,338	0	(222)
FBF	09/2020	HKD	2,872	$370	0	0
GLM	07/2020	MXN	16,710	725	0	0
07/2020	$1,410	EUR	1,255	0	0
07/2020	5,081	RUB	385,830	329	0
08/2020	684	47,384	0	(22)
HUS	07/2020	EUR	6,214	$6,979	0	(3)
07/2020	$2,649	EUR	2,370	14	0
07/2020	2,052	RUB	143,810	0	(38)
08/2020	GBP	59,255	$72,665	0	(773)
09/2020	$646	CNY	4,629	6	0
09/2020	136	INR	10,401	0	0
09/2020	14,310	PLN	56,204	0	(101)
JPM	07/2020	3,057	EUR	2,749	31	0
07/2020	1,542	GBP	1,231	0	(17)
07/2020	499	TRY	3,398	0	(4)
08/2020	4,131	RUB	288,445	0	(99)
MYI	07/2020	JPY	5,230,892	$48,901	455	0
07/2020	$1,019	GBP	804	0	(23)
08/2020	48,921	JPY	5,230,892	0	(456)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	09/2020		18,266	PLN	71,871		0	(96)
SCX	07/2020	EUR	209,911		$233,635		0	(2,199)
	08/2020		226,622		254,711		0	(81)
	08/2020	GBP	59,255		72,684		0	(754)
SSB	07/2020		90,751		112,498		48	0
	09/2020	SGD	174		123		0	(2)
TOR	07/2020	JPY	3,386,434		31,661		298	0
	07/2020		$152,665	JPY	16,434,835		0	(455)
	08/2020		31,674		3,386,434		0	(298)
	10/2020		25,207	MXN	556,198		0	(1,349)
UAG	07/2020	JPY	3,634,450		$33,999		339	0
	07/2020		$3,099	RUB	221,895		55	(46)
	08/2020	CAD	2,007		$1,423		0	(56)
	08/2020		$34,013	JPY	3,634,450		0	(339)
	08/2020		5,289	RUB	374,748		0	(51)
Total Forward Foreign Currency Contracts							$11,860	$(10,391)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	20,500	$1,248	$573
Total Purchased Options							$1,248	$573
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index		Sell	93.000%	08/19/2020	17,800	$(179)	$(215)
	Call - OTC CDX.HY-34 5-Year Index		Buy	104.000	08/19/2020	17,800	(77)	(33)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	37,500	(22)	(20)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	37,500	(72)	(48)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	40,200	(56)	(44)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	34,100	(24)	(17)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	34,100	(69)	(75)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	36,300	(21)	(16)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	10,200	(11)	(7)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	36,300	(71)	(75)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	10,200	(15)	(16)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	92.000	08/19/2020	16,700	(125)	(176)
	Call - OTC CDX.HY-34 5-Year Index		Buy	105.000	08/19/2020	16,700	(72)	(24)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	32,800	(26)	(17)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	33,600	(24)	(26)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	72,800	(93)	(93)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	33,600	(49)	(32)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	60,300	(51)	(41)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	60,300	(106)	(96)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	38,400	(37)	(37)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	38,400	(32)	(32)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	37,000	(33)	(38)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	37,000	(91)	(79)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	38,800	(45)	(19)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	38,800	(55)	(68)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	15,200	(11)	(20)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	46,700	(33)	(103)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	32,100	(22)	(17)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	32,100	(51)	(41)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	22,800	(18)	(23)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	34,200	(26)	(61)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	69,600	(59)	(47)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	69,600	(124)	(110)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	37,200	(31)	(39)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	37,200	(94)	(80)
							$(1,925)	$(1,885)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	20,700	$(267)	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
	Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
	GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	0.780%	02/26/2021	58,000	$(1,220)		$(411)
OPTIONS ON SECURITIES
	Counterparty			Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value
	FAR			Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.422	08/06/2020		18,200	$(154)		$(90)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050				100.625	08/06/2020		9,000	(68)		(45)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050				102.219	08/06/2020		8,200	(34)		(9)
	GSC			Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020		63,800	(259)		(62)
	JPM			Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020		13,200	(91)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050				100.457	07/07/2020		28,800	(198)		(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050				100.723	07/07/2020		31,700	(205)		(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050				100.438	08/06/2020		23,100	(195)		(114)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050				100.641	08/06/2020		8,600	(64)		(44)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				100.789	07/07/2020		31,200	(202)		(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.504	07/07/2020		25,600	(119)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.531	07/07/2020		13,000	(46)		0
	SAL			Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020		13,300	(47)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.578	07/07/2020		13,300	(61)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050				102.422	08/06/2020		13,200	(87)		(16)
									$(1,830)		$(412)
Total Written Options									$(5,242)		$(2,708)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond		1.000%	Quarterly	06/20/2024	1.125%	$10,000	$(209)	$163	$0	$(46)
BPS	Alibaba Group Holding Ltd.		1.000	Quarterly	12/20/2024	0.582	8,900	121	47	168	0
	BHP Billiton Finance USA Ltd.		1.000	Quarterly	06/20/2021	0.120	800	(25)	32	7	0
	CNOOC Finance 203 Ltd.		1.000	Quarterly	12/20/2024	0.611	7,200	143	(17)	126	0
	Colombia Government International Bond		1.000	Quarterly	12/20/2023	1.208	5,500	(66)	28	0	(38)
	Mexico Government International Bond		1.000	Quarterly	12/20/2023	1.191	23,650	(467)	318	0	(149)
	Mexico Government International Bond		1.000	Quarterly	06/20/2024	1.289	3,500	(57)	18	0	(39)
	Petroleos Mexicanos		1.000	Quarterly	09/20/2020	3.547	15,500	(776)	690	0	(86)
	Petroleos Mexicanos		1.000	Quarterly	06/20/2022	5.084	1,900	(115)	(30)	0	(145)
	Petroleos Mexicanos		1.000	Quarterly	06/20/2023	5.234	6,600	(379)	(379)	0	(758)
BRC	Alibaba Group Holding Ltd.		1.000	Quarterly	12/20/2024	0.582	6,700	83	43	126	0
	CNAC HK Finbridge Co. Ltd.		1.000	Quarterly	12/20/2024	1.376	5,000	(96)	15	0	(81)
	CNOOC Finance 203 Ltd.		1.000	Quarterly	12/20/2024	0.611	21,600	389	(10)	379	0
	Huarong Finance Co. Ltd.		1.000	Quarterly	12/20/2024	1.443	8,800	(264)	97	0	(167)
	Indonesia Government International Bond		1.000	Quarterly	06/20/2023	0.796	500	(7)	10	3	0
	Italy Government International Bond		1.000	Quarterly	06/20/2024	1.125	9,800	(214)	169	0	(45)
	Pertamina Persero PT		1.000	Quarterly	12/20/2024	1.689	11,600	(87)	(255)	0	(342)
	Petroleos Mexicanos		1.000	Quarterly	09/20/2020	3.547	4,600	(237)	212	0	(25)
	Sinopec Group Overseas Development Ltd.		1.000	Quarterly	12/20/2024	0.628	4,300	71	1	72	0
	South Africa Government International Bond		1.000	Quarterly	12/20/2024	2.929	1,000	(38)	(43)	0	(81)
	State Grid Overseas Investment Ltd.		1.000	Quarterly	12/20/2024	0.619	3,500	52	8	60	0
CBK	AXA Equitable Holdings, Inc.		1.000	Quarterly	06/20/2023	1.448	5,800	(158)	84	0	(74)
	Bausch Health Companies, Inc.		5.000	Quarterly	12/20/2020	0.446	400	10	(1)	9	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	4,900	(85)	(206)	0	(291)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	1,100	(11)	(2)	0	(13)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	3,100	12	(75)	0	(63)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	9,500	(793)	737	0	(56)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	0.707	12,500	(590)	629	39	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	400	(13)	(6)	0	(19)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	4,800	(75)	(210)	0	(285)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.157	6,000	(310)	361	51	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.796	1,200	(16)	24	8	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.654	64,200	(796)	1,030	234	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	4,200	(39)	33	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	3,600	(69)	46	0	(23)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	7,000	(58)	(76)	0	(134)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.827	6,000	(643)	331	0	(312)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	3.547	16,000	(798)	710	0	(88)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	1,600	(41)	(12)	0	(53)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	3,700	(159)	(45)	0	(204)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	12,200	(767)	(163)	0	(930)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	5,800	99	(2)	97	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	9,600	(386)	(387)	0	(773)
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	2.501	1,400	(79)	39	0	(40)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.112	700	(24)	(2)	0	(26)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	6,500	(190)	(117)	0	(307)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2023	0.796	700	(9)	13	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	17,900	(285)	172	0	(113)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	9,900	(132)	23	0	(109)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	3,700	(225)	(57)	0	(282)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	5,000	(287)	(288)	0	(575)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	45,050	(819)	535	0	(284)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	5,750	(93)	29	0	(64)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.414	11,300	155	111	266	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.475	5,800	80	57	137	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	3.547	2,800	(151)	136	0	(15)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	8,250	(711)	256	0	(455)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	10,000	(627)	(135)	0	(762)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2023	5.389	2,300	(141)	(173)	0	(314)
	Southern Co.	1.000	Quarterly	12/20/2022	0.110	13,400	166	135	301	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.482	11,800	230	46	276	0
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.157	24,000	(795)	1,000	205	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	47,800	(290)	(625)	0	(915)
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.196	10,000	(980)	1,061	81	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	2.017	6,600	(320)	5	0	(315)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	9,500	(783)	727	0	(56)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020		4,300	252	(246)	6	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.522	1,550	(103)	87	0	(16)
							$(14,025)	$6,706	$2,655	$(9,974)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%		5.000%	Quarterly	12/20/2020	$4,700	$42	$70	$112	$0
	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	10,300	1,566	(1,068)	498	0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	3,800	443	(359)	84	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	10,600	1,055	(542)	513	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,600	580	(456)	124	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	8,900	752	(321)	431	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	4,000	555	(354)	201	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	16,300	1,935	(1,574)	361	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,200	(36)	45	9	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021	850	85	(44)	41	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022	1,200	191	(131)	60	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	29,700	3,654	(2,997)	657	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023	5,000	594	(483)	111	0
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	4,200	(124)	155	31	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	2,800	(80)	101	21	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(13)	0	(21)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	66	14	0
$11,152	$(7,905)	$3,268	$(21)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$(162)	$0	$(162)
Total Swap Agreements	$(2,873)	$(1,361)	$5,923	$(10,157)
(o)

Securities with an aggregate market value of $9,385 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$351,515	$165,817	$517,332
Corporate Bonds & Notes
Banking & Finance	0	6,258,403	6,669	6,265,072
Industrials	0	5,472,847	3,411	5,476,258
Utilities	0	1,491,157	0	1,491,157
Municipal Bonds & Notes
Michigan	0	2,149	0	2,149
West Virginia	0	1,905	0	1,905
U.S. Government Agencies	0	1,709,113	2,065	1,711,178
U.S. Treasury Obligations	0	4,027,136	0	4,027,136
Non-Agency Mortgage-Backed Securities	0	285,978	0	285,978
Asset-Backed Securities	0	391,353	0	391,353
Sovereign Issues	0	354,511	0	354,511
Common Stocks
Consumer Discretionary	6	0	0	6
Industrials	0	0	361	361
Warrants
Utilities	7	0	0	7
Convertible Preferred Securities
Banking & Finance	10,052	0	0	10,052
Preferred Securities
Banking & Finance	0	494,960	0	494,960
Industrials	28,105	77,817	0	105,922
Utilities	0	4,998	0	4,998
Real Estate Investment Trusts
Real Estate	3,850	0	0	3,850
Short-Term Instruments
Certificates of Deposit	0	10,714	0	10,714
Repurchase Agreements	0	35,000	0	35,000
Argentina Treasury Bills	0	44	0	44
$42,020	$20,969,600	$178,323	$21,189,943
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,679	$0	$0	$54,679
Total Investments	$96,699	$20,969,600	$178,323	$21,244,622
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,182	0	4,182
Over the counter	0	18,350	6	18,356
$0	$22,532	$6	$22,538

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(136)	(1,327)	0	(1,463)
Over the counter	(69)	(23,187)	0	(23,256)
	$(205)	$(24,514)	$0	$(24,719)
Total Financial Derivative Instruments	$(205)	$(1,982)	$6	$(2,181)
Totals	$96,494	$20,967,618	$178,329	$21,242,441

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)	$5,678	$5,607
Carnival Corp. TBD% due 06/30/2025 «	5,200	5,044
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,250	1,182
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~	2,252	2,198
Level 3 Parent LLC 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,042
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~	790	743
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~	9,700	9,700
WR Grace & Co. 2.058% (LIBOR03M + 1.750%) due 04/03/2025 ~	295	288
Total Loan Participations and Assignments (Cost $25,952)		25,804
CORPORATE BONDS & NOTES 82.8%
BANKING & FINANCE 45.3%
AerCap Ireland Capital DAC
3.650% due 07/21/2027	600	531
4.450% due 04/03/2026	10,275	9,745
4.625% due 10/30/2020	5,659	5,684
4.875% due 01/16/2024	2,500	2,485
5.000% due 10/01/2021	1,100	1,113
AIB Group PLC
4.263% due 04/10/2025 •	1,800	1,920
4.750% due 10/12/2023	924	997
Air Lease Corp. 3.000% due 09/15/2023	3,300	3,257
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,786
3.450% due 04/30/2025	300	334
3.950% due 01/15/2028	300	343
4.900% due 12/15/2030	6,420	8,028
Ally Financial, Inc. 3.050% due 06/05/2023	2,800	2,841
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,800	1,740
3.875% due 01/30/2031	500	525
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,348
American Homes 4 Rent LP 4.250% due 02/15/2028	2,000	2,141
American International Group, Inc.
2.500% due 06/30/2025	900	953
4.375% due 06/30/2050	7,500	8,631
American Tower Corp.
1.300% due 09/15/2025	2,100	2,109
2.750% due 01/15/2027	13,800	14,831
2.900% due 01/15/2030	700	748
2.950% due 01/15/2025	9,900	10,770
3.000% due 06/15/2023	3,000	3,201
3.300% due 02/15/2021	400	407
3.450% due 09/15/2021	557	577
3.800% due 08/15/2029	7,900	8,994
3.950% due 03/15/2029	3,052	3,478
Aon Corp. 2.800% due 05/15/2030	2,300	2,464
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	1,298
Assurant, Inc. 1.534% (US0003M + 1.250%) due 03/26/2021 ~	317	317
AvalonBay Communities, Inc. 2.300% due 03/01/2030	8,600	9,084
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,199
3.500% due 11/01/2027	3,100	2,557
4.125% due 08/01/2025	943	850

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.375% due 01/30/2024	5,527	5,198
4.875% due 10/01/2025	1,500	1,376
6.750% due 04/06/2021	2,300	2,312
7.125% due 10/15/2020	14,600	14,673
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	6,500	5,466
3.950% due 07/01/2024	2,000	1,751
5.125% due 10/01/2023	2,671	2,474
5.250% due 05/15/2024	1,786	1,632
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027	1,700	1,719
Banco Santander Mexico S.A. 4.125% due 11/09/2022	2,400	2,507
Banco Santander S.A.
2.746% due 05/28/2025	9,200	9,540
4.379% due 04/12/2028	3,800	4,248
Bancolombia S.A. 3.000% due 01/29/2025	1,200	1,177
Bank of America Corp.
1.319% due 06/19/2026 •	25,000	25,089
1.486% due 05/19/2024 •	1,950	1,982
2.003% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,610
2.020% (US0003M + 1.000%) due 04/24/2023 ~	2,500	2,514
2.676% due 06/19/2041 •	1,000	1,031
3.093% due 10/01/2025 •	700	756
3.124% due 01/20/2023 •	23,000	23,829
3.550% due 03/05/2024 •	10,000	10,690
3.559% due 04/23/2027 •	1,100	1,228
3.593% due 07/21/2028 •	5,000	5,620
3.824% due 01/20/2028 •	10,000	11,380
3.875% due 08/01/2025	6,000	6,801
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)	400	417
Banque Federative du Credit Mutuel S.A. 2.700% due 07/20/2022	6,300	6,555
Barclays Bank PLC
7.625% due 11/21/2022 (g)	6,700	7,298
10.179% due 06/12/2021	250	270
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~	19,843	19,669
1.822% (US0003M + 1.430%) due 02/15/2023 ~	2,000	1,995
2.645% due 06/24/2031 •	20,400	20,294
2.936% (US0003M + 1.625%) due 01/10/2023 ~	900	903
3.200% due 08/10/2021	2,800	2,865
3.650% due 03/16/2025	9,000	9,779
3.932% due 05/07/2025 •	8,000	8,648
4.337% due 01/10/2028	6,200	6,886
4.338% due 05/16/2024 •	700	754
4.375% due 09/11/2024	1,300	1,390
4.375% due 01/12/2026	5,500	6,216
4.610% due 02/15/2023 •	11,500	12,112
4.972% due 05/16/2029 •	4,985	5,843
5.088% due 06/20/2030 •	6,300	7,187
5.200% due 05/12/2026	1,300	1,454
BBVA Bancomer S.A.
4.375% due 04/10/2024	4,200	4,487
5.125% due 01/18/2033 •(g)	7,800	7,284
6.750% due 09/30/2022	10,938	11,674
BBVA USA 2.500% due 08/27/2024	10,000	10,164
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,015
5.375% due 07/24/2023	6,000	6,250
BlackRock, Inc. 2.400% due 04/30/2030	500	540
Blackstone Holdings Finance Co. LLC 2.500% due 01/10/2030	1,200	1,254
BNP Paribas S.A.
2.219% due 06/09/2026 •	18,600	19,025
2.819% due 11/19/2025 •	1,200	1,258
3.052% due 01/13/2031 •	900	948
4.705% due 01/10/2025 •	700	776
5.198% due 01/10/2030 •	7,300	8,944
6.625% due 03/25/2024 •(f)(g)	5,250	5,375
6.750% due 03/14/2022 •(f)(g)	4,300	4,377
7.000% due 08/16/2028 •(f)(g)	2,800	3,042
7.375% due 08/19/2025 •(f)(g)	500	548
7.625% due 03/30/2021 •(f)(g)	4,500	4,571
BOC Aviation Ltd.
1.606% (US0003M + 1.050%) due 05/02/2021 ~	2,100	2,082
3.500% due 10/10/2024	12,400	12,878
4.000% due 01/25/2024	700	734
Boston Properties LP
2.750% due 10/01/2026	5,262	5,646
2.900% due 03/15/2030	2,300	2,409
3.250% due 01/30/2031	9,000	9,702

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

BPCE S.A. 4.500% due 03/15/2025	5,700	6,231
Brandywine Operating Partnership LP 3.950% due 11/15/2027	5,100	5,244
Brighthouse Financial, Inc. 3.700% due 06/22/2027	300	306
British Transco International Finance BV 0.000% due 11/04/2021 (d)	1,860	1,837
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,526
Brookfield Finance, Inc.
3.900% due 01/25/2028	300	330
4.350% due 04/15/2030	4,800	5,427
Camden Property Trust 2.800% due 05/15/2030	1,800	1,949
CBL & Associates LP 5.950% due 12/15/2026 ^(c)	900	261
Charles Schwab Corp. 5.375% due 06/01/2025 •(f)	1,700	1,820
Citibank N.A. 3.650% due 01/23/2024	500	549
Citigroup, Inc.
1.486% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,001
1.746% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,686
1.780% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,930
1.970% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,006
2.572% due 06/03/2031 •(h)	10,500	10,866
3.106% due 04/08/2026 •	1,700	1,826
3.200% due 10/21/2026	5,337	5,858
3.668% due 07/24/2028 •	9	10
3.887% due 01/10/2028 •	9,600	10,826
4.044% due 06/01/2024 •	8,300	9,016
Citizens Bank N.A.
2.250% due 04/28/2025	1,000	1,062
3.750% due 02/18/2026	1,650	1,853
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	636
CNH Industrial Capital LLC
4.375% due 11/06/2020	7,225	7,293
4.875% due 04/01/2021	6,500	6,670
Cooperatieve Rabobank UA 2.625% due 07/22/2024	3,100	3,296
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022	900	942
Credit Suisse AG
2.100% due 11/12/2021	7,400	7,556
3.625% due 09/09/2024	12,600	13,924
6.500% due 08/08/2023 (g)	27,938	30,624
Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	13,763
2.997% due 12/14/2023 •	1,300	1,354
3.869% due 01/12/2029 •	2,200	2,430
4.207% due 06/12/2024 •	1,600	1,721
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025	13,650	15,064
3.800% due 06/09/2023	4,800	5,173
4.550% due 04/17/2026	600	690
Crown Castle International Corp.
1.350% due 07/15/2025	14,400	14,468
2.250% due 09/01/2021	1,700	1,715
3.150% due 07/15/2023	3,000	3,204
3.300% due 07/01/2030	3,379	3,697
3.400% due 02/15/2021	1,695	1,722
4.150% due 07/01/2050	7,085	8,180
CubeSmart LP
3.000% due 02/15/2030	2,100	2,232
4.000% due 11/15/2025	2,933	3,245
4.375% due 02/15/2029	7,650	8,904
CyrusOne LP 3.450% due 11/15/2029	500	521
Deutsche Bank AG
1.846% (US0003M + 1.290%) due 02/04/2021 ~	12,840	12,774
2.281% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,702
2.700% due 07/13/2020	7,400	7,402
3.150% due 01/22/2021	7,900	7,939
3.300% due 11/16/2022	3,100	3,173
3.961% due 11/26/2025 •	6,800	7,141
4.250% due 02/04/2021	1,300	1,315
4.250% due 10/14/2021	24,000	24,638
Digital Realty Trust LP
3.600% due 07/01/2029	15,405	17,696
3.700% due 08/15/2027	2,700	3,082
4.450% due 07/15/2028	30	36
Discover Bank 3.450% due 07/27/2026	1,000	1,082

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Discover Financial Services 4.100% due 02/09/2027	1,500	1,641
Doctors Co. 6.500% due 10/15/2023	675	734
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	347	321
Duke Realty LP 2.875% due 11/15/2029	1,000	1,092
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,000	1,158
EPR Properties
4.500% due 04/01/2025	3,500	3,327
4.750% due 12/15/2026	8,000	7,650
4.950% due 04/15/2028	700	669
Equinix, Inc.
2.150% due 07/15/2030	3,000	2,975
2.625% due 11/18/2024	9,680	10,325
3.200% due 11/18/2029	5,075	5,517
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,800	2,017
ERP Operating LP
2.500% due 02/15/2030	1,900	2,028
3.000% due 07/01/2029	9,700	10,737
3.375% due 06/01/2025	1,700	1,871
3.500% due 03/01/2028	1,774	2,011
Essex Portfolio LP
3.000% due 01/15/2030	4,300	4,685
3.375% due 04/15/2026	820	891
3.500% due 04/01/2025	800	874
3.875% due 05/01/2024	3,500	3,813
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,642
4.850% due 04/17/2028	2,200	2,359
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,460
3.500% due 06/01/2030	1,500	1,583
Fidelity National Financial, Inc. 3.400% due 06/15/2030	5,700	5,945
First American Financial Corp. 4.300% due 02/01/2023	2,975	3,134
FMR LLC 4.950% due 02/01/2033	2,200	2,878
Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,088
1.576% (US0003M + 1.270%) due 03/28/2022 ~	300	281
1.627% (US0003M + 1.235%) due 02/15/2023 ~	5,100	4,529
1.636% (US0003M + 1.080%) due 08/03/2022 ~	500	456
2.183% (US0003M + 0.810%) due 04/05/2021 ~	5,800	5,567
2.343% due 11/02/2020	14,304	14,241
3.200% due 01/15/2021	3,500	3,456
3.336% due 03/18/2021	5,500	5,461
3.470% due 04/05/2021	5,854	5,752
3.550% due 10/07/2022	10,100	9,843
5.584% due 03/18/2024	14,600	14,772
5.596% due 01/07/2022	1,213	1,226
5.750% due 02/01/2021	1,000	1,008
5.875% due 08/02/2021	200	202
GE Capital Funding LLC
4.400% due 05/15/2030	26,300	27,379
4.550% due 05/15/2032	6,300	6,512
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025	3,647	3,830
4.418% due 11/15/2035	700	711
General Motors Financial Co., Inc.
2.363% (US0003M + 0.990%) due 01/05/2023 ~	500	482
2.861% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,626
4.250% due 05/15/2023	10	10
GLP Capital LP
3.350% due 09/01/2024	2,700	2,708
4.000% due 01/15/2030	2,900	2,890
4.000% due 01/15/2031	4,400	4,359
5.300% due 01/15/2029	500	542
5.375% due 11/01/2023	2,600	2,776
5.750% due 06/01/2028	1,200	1,326
Goldman Sachs Group, Inc.
1.377% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,222
2.020% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,228
2.101% (US0003M + 1.110%) due 04/26/2022 ~	9,000	9,043
2.876% due 10/31/2022 •	3,150	3,230
2.908% due 06/05/2023 •	9,949	10,317
3.691% due 06/05/2028 •	5,000	5,604
3.850% due 01/26/2027	700	790
4.223% due 05/01/2029 •	6,800	7,916
Goodman HK Finance 4.375% due 06/19/2024	900	964

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	1,925	2,205
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	500	541
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	1,881
Guardian Life Global Funding
1.100% due 06/23/2025	1,000	1,004
2.900% due 05/06/2024	4,000	4,268
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	638
Healthpeak Properties, Inc. 3.000% due 01/15/2030	1,500	1,570
Highwoods Realty LP 3.050% due 02/15/2030	4,600	4,586
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,100	2,966
3.875% due 04/01/2024	1,106	1,133
4.000% due 06/15/2025	900	934
HSBC Holdings PLC
1.698% (US0003M + 1.380%) due 09/12/2026 ~	800	788
2.099% due 06/04/2026 •	2,200	2,224
2.633% due 11/07/2025 •	5,600	5,811
3.803% due 03/11/2025 •	1,000	1,081
4.300% due 03/08/2026	600	678
6.500% due 03/23/2028 •(f)(g)	6,300	6,471
Hudson Pacific Properties LP
3.250% due 01/15/2030	4,000	3,880
3.950% due 11/01/2027	2,000	2,076
4.650% due 04/01/2029	3,600	3,891
ICICI Bank Ltd. 5.750% due 11/16/2020	1,800	1,824
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,385
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	3,085
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,618
4.100% due 10/02/2023	10,000	10,974
Intercontinental Exchange, Inc. 4.000% due 10/15/2023	8,500	9,410
International Lease Finance Corp.
8.250% due 12/15/2020	2,500	2,559
8.625% due 01/15/2022	8,800	9,458
Intesa Sanpaolo SpA
5.017% due 06/26/2024	2,200	2,255
6.500% due 02/24/2021	8,000	8,227
Jackson National Life Global Funding 2.100% due 10/25/2021	100	102
Jefferies Group LLC 6.500% due 01/20/2043	400	466
JPMorgan Chase & Co.
1.514% due 06/01/2024 •	10,000	10,166
1.933% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,403
2.250% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,135
2.301% due 10/15/2025 •	5,100	5,346
3.797% due 07/23/2024 •	5,150	5,586
8.750% due 09/01/2030	75	109
Kilroy Realty LP
3.050% due 02/15/2030	3,439	3,414
3.450% due 12/15/2024	3,000	3,149
4.375% due 10/01/2025	4,300	4,623
4.750% due 12/15/2028	800	898
KKR Group Finance Co. LLC 3.750% due 07/01/2029	2,600	2,989
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,498
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,234
Life Storage LP
3.875% due 12/15/2027	1,200	1,310
4.000% due 06/15/2029	1,275	1,414
Lifestorage LP 3.500% due 07/01/2026	6,694	7,180
Lloyds Bank PLC 7.500% due 04/02/2032 þ	2,400	1,984
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	7,300	7,545
3.750% due 01/11/2027	12,600	13,966
4.450% due 05/08/2025	15,900	18,043
4.582% due 12/10/2025	13,200	14,671
Loews Corp. 3.200% due 05/15/2030	5,000	5,438
Macquarie Group Ltd. 3.189% due 11/28/2023 •	8,000	8,324

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

MassMutual Global Funding
2.750% due 06/22/2024	700	750
3.400% due 03/08/2026	3,300	3,705
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	800	933
Mid-America Apartments LP
2.750% due 03/15/2030	1,700	1,801
3.750% due 06/15/2024	1,500	1,626
3.950% due 03/15/2029	2,747	3,172
4.200% due 06/15/2028	3,500	4,061
Mitsubishi UFJ Financial Group, Inc.
1.373% (US0003M + 1.060%) due 09/13/2021 ~	4,000	4,033
1.641% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,223
2.527% due 09/13/2023	500	525
3.195% due 07/18/2029	3,600	3,939
3.407% due 03/07/2024	1,200	1,296
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.406% due 02/28/2022	6,700	6,914
3.559% due 02/28/2024	800	853
Mizuho Financial Group, Inc.
0.990% (US0003M + 0.630%) due 05/25/2024 ~	5,000	4,903
1.163% (US0003M + 0.850%) due 09/13/2023 ~	12,400	12,336
2.632% due 04/12/2021	5,000	5,084
2.869% due 09/13/2030 •	1,800	1,903
Morgan Stanley
1.668% (US0003M + 1.220%) due 05/08/2024 ~	4,900	4,938
3.737% due 04/24/2024 •	10,000	10,785
4.000% due 07/23/2025	3,000	3,404
MPT Operating Partnership LP 4.625% due 08/01/2029	2,600	2,617
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	5,122	5,459
MUFG Union Bank N.A. 2.100% due 12/09/2022	4,300	4,435
National Retail Properties, Inc. 2.500% due 04/15/2030	500	479
Nationwide Building Society
1.700% due 02/13/2023	2,800	2,886
3.766% due 03/08/2024 •	2,465	2,599
3.960% due 07/18/2030 •	8,500	9,578
4.302% due 03/08/2029 •	12,200	13,846
4.363% due 08/01/2024 •	6,600	7,146
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,904
New York Life Insurance Co. 3.750% due 05/15/2050	2,200	2,486
Nissan Motor Acceptance Corp.
0.833% (US0003M + 0.520%) due 03/15/2021 ~	4,500	4,399
1.900% due 09/14/2021	3,728	3,662
2.201% (US0003M + 0.890%) due 01/13/2022 ~	300	288
3.150% due 03/15/2021	1,760	1,755
3.875% due 09/21/2023	3,500	3,508
Nomura Holdings, Inc. 3.103% due 01/16/2030	3,700	3,864
NTT Finance Corp. 1.900% due 07/21/2021	5,000	5,061
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,339
5.250% due 01/15/2026	2,200	2,357
ORIX Corp. 3.250% due 12/04/2024	296	320
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~	2,000	2,001
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,485
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	721
5.250% due 08/15/2022	10,513	9,873
5.500% due 02/15/2024	680	623
Physicians Realty LP
3.950% due 01/15/2028	900	919
4.300% due 03/15/2027	2,475	2,581
Piper Jaffray Cos. 4.740% due 10/15/2021	3,300	3,226
Principal Financial Group, Inc. 2.125% due 06/15/2030	3,250	3,262
Principal Life Global Funding 1.250% due 06/23/2025	1,000	1,004
Prologis LP
2.125% due 04/15/2027	900	947
4.375% due 02/01/2029	7,400	9,006
Protective Life Corp. 3.400% due 01/15/2030	6,600	6,729
Prudential PLC 3.125% due 04/14/2030	1,800	1,936

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

QNB Finance Ltd. 1.295% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,600	1,596
Realty Income Corp. 3.250% due 01/15/2031	1,900	2,060
Regency Centers LP
2.950% due 09/15/2029	2,300	2,336
3.700% due 06/15/2030	1,300	1,400
Reliance Standard Life Global Funding
2.500% due 10/30/2024	400	412
2.625% due 07/22/2022	5,000	5,140
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,406
3.875% due 09/12/2023	3,850	4,153
4.269% due 03/22/2025 •	4,800	5,222
4.800% due 04/05/2026	500	579
4.892% due 05/18/2029 •	3,200	3,777
5.076% due 01/27/2030 •	28,000	33,661
6.000% due 12/19/2023	3,200	3,587
6.000% due 12/29/2025 •(f)(g)	23,000	23,356
7.500% due 08/10/2020 •(f)(g)	1,000	1,004
Santander Holdings USA, Inc.
3.244% due 10/05/2026	18,220	18,955
3.450% due 06/02/2025	5,300	5,530
3.500% due 06/07/2024	500	526
4.500% due 07/17/2025	1,100	1,191
Santander UK Group Holdings PLC
2.875% due 08/05/2021	9,680	9,910
3.373% due 01/05/2024 •	800	839
3.571% due 01/10/2023	2,200	2,284
4.750% due 09/15/2025	2,600	2,830
Santander UK PLC
1.625% due 02/12/2023	2,400	2,463
3.400% due 06/01/2021	3,400	3,491
5.000% due 11/07/2023	2,473	2,702
SBA Tower Trust
2.877% due 07/15/2046	1,200	1,203
3.168% due 04/09/2047	100	101
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	4,100	4,317
5.250% due 05/23/2023 (g)	1,100	1,174
5.717% due 06/16/2021	4,500	4,679
6.125% due 02/07/2022	2,000	2,129
Service Properties Trust
4.650% due 03/15/2024	600	543
4.750% due 10/01/2026	5,800	5,135
4.950% due 02/15/2027	300	263
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,435
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,354
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	9,055	9,277
4.125% due 07/15/2023	4,200	4,364
Spirit Realty LP
3.400% due 01/15/2030	3,800	3,598
4.000% due 07/15/2029	600	592
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~	13,000	13,033
Stifel Financial Corp. 4.000% due 05/15/2030	1,900	2,016
STORE Capital Corp. 4.625% due 03/15/2029	1,500	1,535
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025 (a)	25,000	25,025
2.348% due 01/15/2025	4,300	4,496
3.364% due 07/12/2027	950	1,051
SVB Financial Group 3.125% due 06/05/2030	900	966
Svenska Handelsbanken AB 0.625% due 06/30/2023	2,000	1,999
Synchrony Financial
2.850% due 07/25/2022	3,000	3,053
3.950% due 12/01/2027	400	418
5.150% due 03/19/2029	200	226
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,983
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,222
Truist Bank 1.500% due 03/10/2025	1,000	1,027
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,600	3,726
Trust Fibra Uno 4.869% due 01/15/2030	4,300	4,345
UBS AG
5.125% due 05/15/2024 (g)	2,200	2,394

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

7.625% due 08/17/2022 (g)	2,500	2,789
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,415
2.859% due 08/15/2023 •	17,000	17,623
4.125% due 09/24/2025	1,900	2,156
6.875% due 03/22/2021 •(f)(g)	4,250	4,312
7.000% due 02/19/2025 •(f)(g)	400	442
7.125% due 08/10/2021 •(f)(g)	1,100	1,124
UDR, Inc.
3.000% due 08/15/2031	8,590	9,164
3.100% due 11/01/2034	5,900	6,306
3.200% due 01/15/2030	2,700	2,944
UniCredit SpA
3.750% due 04/12/2022	3,000	3,079
5.459% due 06/30/2035 •	8,500	8,584
7.830% due 12/04/2023	14,800	17,135
Unum Group 4.500% due 03/15/2025	700	753
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023	4,000	4,194
VEREIT Operating Partnership LP
3.950% due 08/15/2027	12,700	13,222
4.625% due 11/01/2025	1,755	1,901
4.875% due 06/01/2026	2,900	3,218
Vonovia Finance BV 5.000% due 10/02/2023	5,655	6,111
Vornado Realty LP 3.500% due 01/15/2025	12	12
Washington Prime Group LP 6.450% due 08/15/2024	3,200	1,813
WEA Finance LLC 3.750% due 09/17/2024	7,600	7,849
Wells Fargo & Co.
2.406% due 10/30/2025 •	12,400	12,916
2.500% due 03/04/2021	1,525	1,546
3.000% due 04/22/2026	10,000	10,929
3.750% due 01/24/2024	900	984
Wells Fargo Bank N.A.
2.897% due 05/27/2022 •	4,400	4,487
3.550% due 08/14/2023	8,300	9,011
3.625% due 10/22/2021	12,400	12,878
6.600% due 01/15/2038	720	1,063
Weyerhaeuser Co.
3.250% due 03/15/2023	700	737
4.000% due 11/15/2029	12,100	13,681
4.000% due 04/15/2030	12,500	14,136
WP Carey, Inc. 4.250% due 10/01/2026	2,900	3,170
XLIT Ltd. 4.450% due 03/31/2025	1,100	1,240
		2,071,427
INDUSTRIALS 29.7%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,205
3.200% due 11/06/2022	9,277	9,748
3.200% due 11/21/2029	4,900	5,471
Activision Blizzard, Inc.
2.300% due 09/15/2021	1,000	1,020
3.400% due 09/15/2026	1,300	1,478
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029	4,700	4,612
Adani Transmission Ltd. 4.000% due 08/03/2026	1,600	1,594
Air Canada Pass-Through Trust 3.300% due 07/15/2031	3,047	2,773
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)	5,600	5,698
Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,924
3.000% due 09/23/2029	7,500	7,976
Allegion PLC 3.500% due 10/01/2029	6,200	6,524
Amazon.com, Inc.
1.500% due 06/03/2030	1,300	1,321
3.150% due 08/22/2027	1,000	1,145
American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,501	5,062
3.150% due 08/15/2033	2,757	2,550
3.350% due 04/15/2031	3,567	3,360
3.600% due 03/22/2029	1,855	1,722
Amgen, Inc.
2.200% due 02/21/2027	8,500	8,977
3.625% due 05/22/2024	3,150	3,456
4.663% due 06/15/2051	400	531

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	13,100	14,757
4.150% due 01/23/2025	2,000	2,271
Anthem, Inc.
2.250% due 05/15/2030	2,700	2,781
2.375% due 01/15/2025	1,900	2,015
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,522
3.875% due 09/28/2025	1,900	2,021
Aptiv PLC 4.250% due 01/15/2026	700	774
Arrow Electronics, Inc.
3.250% due 09/08/2024	4,800	5,094
4.500% due 03/01/2023	9,970	10,594
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,990
Autodesk, Inc. 3.600% due 12/15/2022	700	739
Bacardi Ltd.
4.450% due 05/15/2025	9,100	9,963
4.500% due 01/15/2021	1,100	1,109
5.150% due 05/15/2038	5,600	6,583
BAE Systems PLC 3.400% due 04/15/2030	800	874
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,440
4.125% due 06/30/2025	500	550
4.375% due 05/14/2024	2,600	2,836
BAT Capital Corp.
1.014% due 08/14/2020 •	11,000	11,001
2.764% due 08/15/2022	3,655	3,787
BAT International Finance PLC 3.250% due 06/07/2022	5,400	5,628
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,400	1,424
3.875% due 12/15/2023	6,100	6,696
4.250% due 12/15/2025	7,500	8,623
4.375% due 12/15/2028	2,300	2,689
Bemis Co., Inc. 2.630% due 06/19/2030	1,000	1,026
Boeing Co.
4.508% due 05/01/2023	2,000	2,113
5.040% due 05/01/2027	10,000	11,042
5.705% due 05/01/2040	4,500	5,105
5.930% due 05/01/2060	10,000	11,866
Boston Scientific Corp.
1.900% due 06/01/2025	5,100	5,285
4.000% due 03/01/2029	7,700	8,815
Bristol-Myers Squibb Co.
0.766% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,515
3.250% due 02/20/2023	13,800	14,697
British Airways Pass-Through Trust
3.350% due 12/15/2030	5,577	4,622
3.800% due 03/20/2033	1,717	1,636
4.125% due 03/20/2033	2,353	1,937
Broadcom Corp.
3.125% due 01/15/2025	200	214
3.500% due 01/15/2028	1,300	1,374
3.875% due 01/15/2027	4,100	4,436
Broadcom, Inc.
2.250% due 11/15/2023	955	988
3.150% due 11/15/2025	2,900	3,083
3.459% due 09/15/2026	6,461	6,945
4.110% due 09/15/2028	19,212	21,049
4.150% due 11/15/2030	9,150	9,976
4.250% due 04/15/2026	15,700	17,495
4.300% due 11/15/2032	8,002	8,855
5.000% due 04/15/2030	100	115
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	2,400	2,569
Cameron LNG LLC 2.902% due 07/15/2031	4,300	4,609
Campbell Soup Co.
2.500% due 08/02/2022	5,000	5,153
3.300% due 03/15/2021	2,000	2,034
3.950% due 03/15/2025	6,103	6,870
Centene Corp.
4.250% due 12/15/2027	1,400	1,448
4.750% due 01/15/2025	2,600	2,665
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	2,000	2,281
Charter Communications Operating LLC
4.464% due 07/23/2022	9,000	9,599
4.800% due 03/01/2050	9,700	11,039
4.908% due 07/23/2025	23,500	26,966
5.050% due 03/30/2029	200	236

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

5.125% due 07/01/2049	2,000	2,313
5.375% due 05/01/2047	400	473
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	700	718
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020	300	300
Citrix Systems, Inc. 3.300% due 03/01/2030	4,000	4,284
Colonial Enterprises, Inc. 3.250% due 05/15/2030	900	977
Comcast Corp.
1.950% due 01/15/2031	8,800	8,983
2.800% due 01/15/2051	2,300	2,363
3.100% due 04/01/2025	200	220
CommonSpirit Health 2.760% due 10/01/2024	1,300	1,342
Conagra Brands, Inc. 4.300% due 05/01/2024	3,300	3,651
Constellation Brands, Inc.
2.650% due 11/07/2022	2,000	2,087
3.500% due 05/09/2027	102	113
4.750% due 11/15/2024	900	1,033
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,098	1,969
4.750% due 07/12/2022	4,036	3,979
CoStar Group, Inc. 2.800% due 07/15/2030 (a)	3,000	3,076
Cox Communications, Inc.
3.150% due 08/15/2024	3,200	3,447
3.500% due 08/15/2027	1,300	1,437
CRH America, Inc. 3.875% due 05/18/2025	5,000	5,521
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,527
3.720% due 07/15/2043	500	524
4.241% due 07/15/2048	900	1,033
CVS Health Corp.
2.750% due 12/01/2022	3,000	3,132
3.700% due 03/09/2023	7,100	7,632
3.750% due 04/01/2030	7,800	8,987
3.875% due 07/20/2025	1,300	1,461
CVS Pass-Through Trust 7.507% due 01/10/2032	1,545	1,926
D.R. Horton, Inc. 2.600% due 10/15/2025	5,795	6,099
Daimler Finance North America LLC
1.292% (US0003M + 0.900%) due 02/15/2022 ~	11,000	10,872
2.000% due 07/06/2021	2,800	2,823
2.200% due 10/30/2021	1,850	1,876
2.300% due 02/12/2021	4,300	4,330
2.875% due 03/10/2021	4,300	4,346
3.350% due 05/04/2021	8,265	8,418
3.400% due 02/22/2022	700	724
Dell International LLC
4.000% due 07/15/2024	7,300	7,878
4.420% due 06/15/2021	32,000	32,894
4.900% due 10/01/2026	3,800	4,187
5.450% due 06/15/2023	8,100	8,863
5.850% due 07/15/2025	2,300	2,646
6.020% due 06/15/2026	4,800	5,507
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	3,766	3,700
Delta Air Lines, Inc. 7.000% due 05/01/2025	2,300	2,377
Diageo Capital PLC
2.000% due 04/29/2030	2,000	2,072
3.500% due 09/18/2023	3,750	4,075
Discovery Communications LLC 2.950% due 03/20/2023	158	166
Dominion Energy Gas Holdings LLC 3.000% due 11/15/2029	500	535
DP World Crescent Ltd. 4.848% due 09/26/2028	7,500	7,924
eBay, Inc.
1.900% due 03/11/2025	5,000	5,169
2.700% due 03/11/2030	3,000	3,160
Enbridge, Inc.
0.881% (US0003M + 0.500%) due 02/18/2022 ~	9,100	9,052
3.125% due 11/15/2029	100	105
Energy Transfer Operating LP
2.900% due 05/15/2025	7,300	7,483
6.625% due 10/15/2036	3,170	3,447
7.600% due 02/01/2024	7,900	9,032
Enterprise Products Operating LLC 4.875% due 08/16/2077 •	400	349

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,277
Equifax, Inc. 2.600% due 12/15/2025	1,800	1,921
Equinor ASA 3.125% due 04/06/2030	600	663
Expedia Group, Inc.
3.800% due 02/15/2028	2,300	2,212
7.000% due 05/01/2025	200	208
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,129
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,625
Flex Ltd.
3.750% due 02/01/2026	3,120	3,310
4.875% due 06/15/2029	2,446	2,704
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,800	6,194
Fox Corp. 4.030% due 01/25/2024	1,400	1,553
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,556	2,629
GATX Corp. 4.750% due 06/15/2022	2,526	2,664
General Electric Co.
3.100% due 01/09/2023	1,500	1,570
5.550% due 01/05/2026	4,200	4,882
General Motors Co. 4.875% due 10/02/2023	61	65
Georgia-Pacific LLC
2.100% due 04/30/2027	1,300	1,351
3.600% due 03/01/2025	600	668
Global Payments, Inc. 3.200% due 08/15/2029	3,400	3,649
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,000
HCA, Inc.
4.125% due 06/15/2029	8,000	8,833
5.250% due 06/15/2026	200	230
Heathrow Funding Ltd. 4.875% due 07/15/2023	2,505	2,574
Huntsman International LLC 4.500% due 05/01/2029	1,000	1,054
Hyatt Hotels Corp. 5.375% due 08/15/2021	600	617
IHS Markit Ltd.
4.250% due 05/01/2029	2,400	2,750
4.750% due 08/01/2028	1,750	2,059
5.000% due 11/01/2022	1,100	1,181
Imperial Brands Finance PLC
2.950% due 07/21/2020	6,176	6,182
3.125% due 07/26/2024	9,330	9,702
3.500% due 02/11/2023	3,278	3,404
3.500% due 07/26/2026	8,500	9,101
3.750% due 07/21/2022	2,100	2,193
4.250% due 07/21/2025	2,823	3,110
Infor, Inc. 1.750% due 07/15/2025	3,800	3,820
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020	4,700	4,724
Kansas City Southern 2.875% due 11/15/2029	3,000	3,172
Kinder Morgan, Inc.
5.000% due 02/15/2021	3,500	3,576
6.500% due 09/15/2020	400	404
8.050% due 10/15/2030	7,700	10,167
KLA Corp. 4.100% due 03/15/2029	2,600	3,070
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,667
Kraft Heinz Foods Co.
2.800% due 07/02/2020	1,343	1,343
3.950% due 07/15/2025	3,200	3,421
4.625% due 01/30/2029	3,000	3,236
Laboratory Corp. of America Holdings 3.600% due 02/01/2025	1,700	1,877
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	874
3.200% due 08/08/2024	18,650	18,581
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	306	265
Leidos, Inc. 3.625% due 05/15/2025	1,300	1,422
Level 3 Financing, Inc.
3.400% due 03/01/2027	1,775	1,877
3.875% due 11/15/2029	1,000	1,057

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Marriott International, Inc.
2.300% due 01/15/2022	2,046	2,041
4.625% due 06/15/2030	1,200	1,250
4.650% due 12/01/2028	4,000	4,146
McCormick & Co., Inc. 3.900% due 07/15/2021	1,200	1,229
McDonald's Corp.
2.625% due 09/01/2029	400	429
3.600% due 07/01/2030	1,000	1,153
Medtronic, Inc. 3.500% due 03/15/2025	3,361	3,792
Micron Technology, Inc.
4.663% due 02/15/2030	4,000	4,677
4.975% due 02/06/2026	600	689
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	4,019
MMK International Capital DAC 4.375% due 06/13/2024	1,400	1,493
Mohawk Industries, Inc. 3.625% due 05/15/2030	200	218
Molson Coors Brewing Co. 2.100% due 07/15/2021	4,290	4,343
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	2,200	2,239
Moody's Corp.
3.250% due 05/20/2050	600	646
4.875% due 02/15/2024	525	593
Motorola Solutions, Inc. 4.600% due 02/23/2028	500	569
MPLX LP 5.250% due 01/15/2025	800	832
Mylan, Inc.
3.125% due 01/15/2023	6,465	6,800
4.200% due 11/29/2023	835	913
NetApp, Inc.
1.875% due 06/22/2025	2,400	2,434
2.375% due 06/22/2027	5,900	5,978
2.700% due 06/22/2030	11,000	11,039
3.250% due 12/15/2022	4,000	4,168
Northern Natural Gas Co. 4.100% due 09/15/2042	580	698
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	6,326
NVR, Inc. 3.000% due 05/15/2030	2,760	2,888
NXP BV
2.700% due 05/01/2025	4,300	4,524
3.150% due 05/01/2027	3,907	4,154
3.400% due 05/01/2030	7,901	8,519
3.875% due 09/01/2022	5,300	5,605
4.125% due 06/01/2021	6,100	6,283
4.875% due 03/01/2024	3,800	4,246
Occidental Petroleum Corp. 2.600% due 08/13/2021	1,100	1,078
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (d)(f)	408	1
ONEOK Partners LP
4.900% due 03/15/2025	800	869
5.000% due 09/15/2023	2,300	2,481
Oracle Corp.
3.600% due 04/01/2040	2,100	2,392
4.300% due 07/08/2034	1,500	1,862
Otis Worldwide Corp. 2.056% due 04/05/2025	5,200	5,456
Owens Corning 3.400% due 08/15/2026	35	37
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	939
6.000% due 04/07/2023	1,576	1,739
Packaging Corp. of America 3.650% due 09/15/2024	400	437
PayPal Holdings, Inc.
2.200% due 09/26/2022	700	725
2.300% due 06/01/2030	7,200	7,498
2.650% due 10/01/2026	1,400	1,523
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,434	2,498
3.950% due 03/10/2025	4,550	4,938
4.875% due 07/11/2022	1,800	1,919
PerkinElmer, Inc. 3.300% due 09/15/2029	3,600	3,865
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	5,000	5,052
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,560

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Pioneer Natural Resources Co. 4.450% due 01/15/2026	3,100	3,590
Prosus NV 3.680% due 01/21/2030	1,700	1,784
QVC, Inc. 5.450% due 08/15/2034	6,100	5,547
RELX Capital, Inc. 3.000% due 05/22/2030	2,500	2,711
Reynolds American, Inc. 4.450% due 06/12/2025	500	564
Roche Holdings, Inc. 2.375% due 01/28/2027	2,600	2,797
Rolls-Royce PLC 2.375% due 10/14/2020	1,000	998
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	751
4.500% due 05/15/2030	11,400	12,612
5.625% due 04/15/2023	4,825	5,281
5.625% due 03/01/2025	400	457
5.750% due 05/15/2024	4,770	5,374
5.875% due 06/30/2026	10,400	12,229
Sands China Ltd.
3.800% due 01/08/2026	700	723
4.375% due 06/18/2030	2,900	3,031
4.600% due 08/08/2023	15,350	16,199
5.400% due 08/08/2028	2,000	2,215
SK Telecom Co. Ltd. 3.750% due 04/16/2023	700	750
Southern Co.
3.250% due 07/01/2026	1,400	1,553
3.700% due 04/30/2030	7,800	8,935
Southwest Airlines Co. 4.750% due 05/04/2023	2,400	2,480
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,875
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	183
3.950% due 06/15/2023	4,200	3,570
4.600% due 06/15/2028	4,500	3,628
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	3,494	2,741
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,719	3,770
4.738% due 09/20/2029	1,100	1,195
Starbucks Corp. 2.550% due 11/15/2030	5,200	5,465
Stryker Corp.
1.150% due 06/15/2025	3,400	3,425
1.950% due 06/15/2030	2,800	2,816
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	1,600	1,684
5.300% due 04/01/2044	2,900	2,803
Suntory Holdings Ltd. 2.250% due 10/16/2024	7,000	7,295
Syngenta Finance NV
3.933% due 04/23/2021	2,070	2,090
4.441% due 04/24/2023	4,800	5,042
5.182% due 04/24/2028	1,800	1,922
T-Mobile USA, Inc.
3.750% due 04/15/2027	8,500	9,441
3.875% due 04/15/2030	29,800	33,270
4.500% due 04/15/2050	700	826
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030 (a)	12,700	12,598
Telefonica Emisiones S.A. 5.462% due 02/16/2021	1,800	1,853
Tencent Holdings Ltd.
2.985% due 01/19/2023	200	208
3.280% due 04/11/2024	6,700	7,126
3.595% due 01/19/2028	3,900	4,259
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	5,134
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	5,000	4,980
Textron, Inc.
0.998% (US0003M + 0.550%) due 11/10/2020 ~	1,900	1,894
3.375% due 03/01/2028	1,500	1,535
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	9,000	9,536
Time Warner Cable LLC
4.000% due 09/01/2021	5,000	5,134
6.550% due 05/01/2037	1,900	2,502
6.750% due 06/15/2039	1,200	1,598
Tyson Foods, Inc. 3.900% due 09/28/2023	1,400	1,530

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	1,108	951
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,100	999
2.875% due 04/07/2030	781	732
3.500% due 09/01/2031	725	681
4.000% due 10/11/2027	869	799
4.150% due 02/25/2033	1,689	1,668
UnitedHealth Group, Inc.
2.000% due 05/15/2030	7,400	7,756
2.750% due 05/15/2040	7,400	7,860
Vale Overseas Ltd. 6.250% due 08/10/2026	3,200	3,769
VMware, Inc.
2.950% due 08/21/2022	3,588	3,713
4.500% due 05/15/2025	4,100	4,491
4.650% due 05/15/2027	7,600	8,417
4.700% due 05/15/2030	2,000	2,215
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~	7,300	7,276
2.500% due 09/24/2021	2,700	2,744
3.350% due 05/13/2025	4,800	5,160
3.750% due 05/13/2030	4,200	4,654
3.875% due 11/13/2020	300	303
4.000% due 11/12/2021	4,480	4,666
4.750% due 11/13/2028	5,000	5,896
Walt Disney Co. 2.750% due 09/01/2049	3,500	3,422
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,800	1,827
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	800	818
4.950% due 09/15/2028	3,500	3,900
WestRock RKT LLC 4.900% due 03/01/2022	55	59
Woodside Finance Ltd.
3.650% due 03/05/2025	2,500	2,623
4.600% due 05/10/2021	790	804
WRKCo, Inc.
4.000% due 03/15/2028	600	671
4.900% due 03/15/2029	7,600	9,076
Wyeth LLC 7.250% due 03/01/2023	8,000	9,432
Yale University 1.482% due 04/15/2030	2,000	2,024
Yara International ASA
3.148% due 06/04/2030	1,400	1,458
3.800% due 06/06/2026	3,600	3,887
4.750% due 06/01/2028	2,700	3,112
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~	5,000	5,000
3.375% due 11/30/2021	3,300	3,403
3.550% due 04/01/2025	4,600	5,006
3.550% due 03/20/2030	2,300	2,484
Zoetis, Inc. 4.500% due 11/13/2025	500	584
		1,358,651
UTILITIES 7.8%
AES Corp.
3.300% due 07/15/2025	2,000	2,063
3.950% due 07/15/2030	2,000	2,119
American Electric Power Co., Inc. 2.150% due 11/13/2020	2,625	2,642
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	14,600	14,675
2.169% (US0003M + 0.950%) due 07/15/2021 ~	3,850	3,882
2.300% due 06/01/2027	7,850	8,117
2.750% due 06/01/2031	22,500	23,330
3.400% due 05/15/2025	8,400	9,242
3.500% due 06/01/2041	300	316
3.550% due 06/01/2024	100	109
3.650% due 06/01/2051	275	288
3.850% due 06/01/2060	175	186
4.450% due 04/01/2024	4,000	4,484
4.500% due 03/09/2048	1,900	2,233
4.750% due 05/15/2046	2,200	2,609
5.375% due 10/15/2041	9,500	11,941
Avangrid, Inc. 3.800% due 06/01/2029	300	349
BG Energy Capital PLC 4.000% due 10/15/2021	10,400	10,788
Black Hills Corp. 2.500% due 06/15/2030	2,200	2,252

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

British Telecommunications PLC
3.250% due 11/08/2029	3,000	3,277
4.500% due 12/04/2023	200	222
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050	1,000	1,044
CMS Energy Corp. 4.750% due 06/01/2050 •	200	204
CNOOC Finance Ltd. 4.250% due 01/26/2021	2,300	2,336
CNOOC Finance USA LLC 3.500% due 05/05/2025	500	546
Duke Energy Corp.
2.450% due 06/01/2030	4,500	4,752
2.650% due 09/01/2026	200	217
3.550% due 09/15/2021	1,400	1,440
3.950% due 10/15/2023	1,400	1,528
Duke Energy Florida LLC 1.750% due 06/15/2030	5,000	5,058
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	2,821	3,436
East Ohio Gas Co. 1.300% due 06/15/2025	7,600	7,651
Enable Midstream Partners LP 4.400% due 03/15/2027	2,600	2,399
Enel Finance International NV
2.650% due 09/10/2024	2,700	2,824
3.625% due 05/25/2027	1,372	1,500
4.625% due 09/14/2025	5,100	5,812
Engie S.A. 2.875% due 10/10/2022	783	812
Entergy Arkansas LLC 3.500% due 04/01/2026	4,900	5,523
Entergy Corp. 3.750% due 06/15/2050	2,900	3,232
Evergy Metro, Inc. 2.250% due 06/01/2030	100	105
Exelon Corp.
3.400% due 04/15/2026	700	780
3.950% due 06/15/2025	1,000	1,125
FirstEnergy Corp.
1.600% due 01/15/2026	3,800	3,839
2.250% due 09/01/2030	1,125	1,130
2.850% due 07/15/2022	700	727
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,566
6.000% due 11/27/2023	3,500	3,896
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,168
5.999% due 01/23/2021	500	513
6.510% due 03/07/2022	6,800	7,308
Interstate Power and Light Co. 2.300% due 06/01/2030	2,000	2,047
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	542
4.250% due 05/01/2030	3,787	4,118
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	5,061	5,324
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,545
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	700	720
2.750% due 05/01/2025	5,100	5,517
3.200% due 02/25/2022	22,500	23,474
3.250% due 04/01/2026	3,540	3,968
3.300% due 08/15/2022	6,900	7,327
3.550% due 05/01/2027	5,000	5,677
NGPL PipeCo LLC 4.375% due 08/15/2022	369	381
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,991
4.278% due 12/15/2028	5,000	5,846
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	2,736
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	542	447
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	3,002	285
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,556
ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,031
4.350% due 03/15/2029	300	316
4.550% due 07/15/2028	1,700	1,784
6.350% due 01/15/2031	1,600	1,876
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)	1,330	1,454

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.950% due 03/01/2026 ^(c)	300	324
3.500% due 10/01/2020 ^(c)	4,700	5,130
3.500% due 06/15/2025 ^(c)	1,400	1,548
Pacific Gas and Electric Co.
1.750% due 06/16/2022	3,700	3,715
2.100% due 08/01/2027	2,700	2,673
4.650% due 08/01/2028	300	361
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.000% due 06/30/2030	3,000	2,978
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	3,010
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	5,037
Puget Energy, Inc. 4.100% due 06/15/2030	1,400	1,548
Rio Oil Finance Trust
9.250% due 07/06/2024	1,042	1,068
9.750% due 01/06/2027	1,284	1,334
Sempra Energy
3.400% due 02/01/2028	200	220
6.000% due 10/15/2039	800	1,110
Shell International Finance BV 2.750% due 04/06/2030	3,400	3,693
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	1,000	1,013
Southern California Edison Co.
2.250% due 06/01/2030	8,700	8,854
2.850% due 08/01/2029	2,000	2,121
3.400% due 06/01/2023	100	107
3.700% due 08/01/2025	2,600	2,878
4.875% due 03/01/2049	4,277	5,540
6.650% due 04/01/2029	4,500	5,584
Southern California Gas Co.
2.550% due 02/01/2030	8,200	8,845
3.950% due 02/15/2050	4,100	4,991
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	357
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	3,000	3,200
Tallgrass Energy Partners LP 4.750% due 10/01/2023	3,000	2,769
Verizon Communications, Inc.
2.625% due 08/15/2026	1,600	1,742
4.329% due 09/21/2028	1,228	1,479
5.012% due 04/15/2049	300	419
		357,205
Total Corporate Bonds & Notes (Cost $3,649,391)		3,787,283
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,206
Total Convertible Bonds & Notes (Cost $1,247)		1,206
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	168
California State General Obligation Bonds, (BABs), Series 2010 7.700% due 11/01/2030	500	512
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	168
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	825
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	450
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	496
		2,619
GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,537	12,547
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	850

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	371
NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	382
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	11,242
Total Municipal Bonds & Notes (Cost $24,131)		28,011
U.S. GOVERNMENT AGENCIES 5.7%
Ginnie Mae 8.500% due 08/15/2030	10	10
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	11,945	12,618
4.000% due 01/01/2049 - 09/01/2049	27,339	28,981
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050	26,700	27,229
2.500% due 08/01/2050	22,000	22,885
3.000% due 09/01/2050	24,580	25,800
3.500% due 08/01/2050	107,050	112,596
4.000% due 08/01/2050	31,050	32,919
Total U.S. Government Agencies (Cost $261,709)		263,038
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
1.250% due 05/15/2050	7,262	6,974
2.375% due 11/15/2049	12,131	14,980
U.S. Treasury Inflation Protected Securities (e)
0.250% due 07/15/2029 (k)(m)	22,658	24,813
U.S. Treasury Notes
1.500% due 10/31/2024 (m)	3	3
1.500% due 02/15/2030	95	103
Total U.S. Treasury Obligations (Cost $43,842)		46,873
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
DC Office Trust 2.965% due 09/15/2045	10,500	11,382
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	622	655
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	10,723	11,270
Structured Asset Mortgage Investments Trust 0.894% due 03/19/2034 •	467	448
Total Non-Agency Mortgage-Backed Securities (Cost $22,664)		23,755
ASSET-BACKED SECURITIES 0.1%
MelTel Land Funding LLC 3.768% due 04/15/2049	698	719
RBSSP Resecuritization Trust 0.328% due 11/26/2036 •	1,043	1,026
START Ireland 4.089% due 03/15/2044	660	590
Total Asset-Backed Securities (Cost $2,372)		2,335
SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,761
Kuwait International Government Bond 2.750% due 03/20/2022	6,200	6,405
Qatar Government International Bond
3.750% due 04/16/2030	4,300	4,907
3.875% due 04/23/2023	5,900	6,342
Saudi Government International Bond 2.875% due 03/04/2023	6,500	6,793

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,702
Total Sovereign Issues (Cost $31,322)		32,910
	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co. 7.500%	13,190	17,107
Total Convertible Preferred Securities (Cost $10,405)		17,107
PREFERRED SECURITIES 2.1%
BANKING & FINANCE 2.1%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,022
Bank of America Corp.
5.125% due 06/20/2024 •(f)	8,900,000	8,852
5.875% due 03/15/2028 •(f)	21,585,000	22,093
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)	700,000	690
CoBank ACB 6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,157
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(f)	3,500,000	3,116
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)	4,850,000	7,667
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(f)	11,800,000	10,336
4.230% (US0003M + 3.470%) due 07/30/2020 ~(f)	1,477,000	1,347
4.600% due 02/01/2025 •(f)	6,500,000	5,804
5.000% due 08/01/2024 •(f)	6,100,000	5,872
State Street Corp. 5.625% due 12/15/2023 •(f)	1,900,000	1,845
USB Capital 3.500% due 07/31/2020 •(f)	14,250,000	11,795
Wachovia Capital Trust 5.570% due 07/31/2020 •(f)	10,010,000	9,953
		93,549
INDUSTRIALS 0.0%
General Electric Co. 5.000% due 01/21/2021 •(f)	2,400,000	1,888
Total Preferred Securities (Cost $96,791)		95,437
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.1%		2,842
Total Short-Term Instruments (Cost $2,842)		2,842
Total Investments in Securities (Cost $4,172,668)		4,326,601
INVESTMENTS IN AFFILIATES 10.6%
SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short-Term Floating NAV Portfolio III	49,381,512	486,852
Total Short-Term Instruments (Cost $486,531)		486,852
Total Investments in Affiliates (Cost $486,531)		486,852
Total Investments 105.2% (Cost $4,659,199)		$4,813,453
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $(636))		(20)
Other Assets and Liabilities, net (5.2)%		(236,667)
Net Assets 100.0%		$4,576,766

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$5,678	$5,607	0.12%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	10,500	10,866	0.24
$16,178	$16,473	0.36%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,842	U.S. Treasury Notes 1.875% due 04/30/2022	$(2,899)	$2,842	$2,842
Total Repurchase Agreements	$(2,899)	$2,842	$2,842

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,774) at a weighted average interest rate of 0.166%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	756	$(166,946)	$(41)	$0	$(12)
U.S. Treasury 30-Year Bond September Futures	09/2020	235	(41,962)	(96)	110	0
Total Futures Contracts	$(137)	$110	$(12)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.352%	$2,500	$0	$(73)	$(73)	$1	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$16,800	$109	$(73)	$36	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.996	5,800	24	(22)	2	4	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.079	26,900	337	(423)	(86)	5	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	1.145	1,770	(45)	33	(12)	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.134	9,800	194	20	214	2	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.738	5,700	17	21	38	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.670	2,800	378	(256)	122	0	(9)
General Electric Co.	1.000	Quarterly	12/20/2020	0.877	6,100	(176)	181	5	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	1.367	6,600	40	(109)	(69)	15	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	6,900	(351)	242	(109)	18	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	13,300	(251)	(30)	(281)	54	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	15,600	(254)	(198)	(452)	67	0
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	1.512	3,500	523	(400)	123	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.470	17,700	302	121	423	8	0
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.159	1,100	14	5	19	1	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.201	1,600	27	5	32	1	0
						$888	$(883)	$5	$180	$(9)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Asia Ex-Japan 32 5-Year Index		1.000%	Quarterly	12/20/2024	$15,900	$279	$(33)	$246	$7	$0
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	0.600%	Semi-Annual	04/14/2030	$60,300	$371	$(81)	$290	$135	$0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	08/15/2048	2,100	41	(1,155)	(1,114)	20	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049	13,000	439	(3,337)	(2,898)	119	0
Receive(6)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050	25,000	(1,411)	(50)	(1,461)	219	0
						$(560)	$(4,623)	$(5,183)	$493	$0
Total Swap Agreements						$607	$(5,612)	$(5,005)	$681	$(9)
(k)								Securities with an aggregate market value of $18,354 and cash of $43,691 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	9,200	$(5)	$(5)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	9,200	(18)	(12)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	9,900	(14)	(11)
	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	8,400	(6)	(4)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	8,400	(17)	(19)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	8,400	(7)	(4)
	Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	8,200	(6)	(6)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	18,200	(23)	(23)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	8,200	(12)	(8)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	9,600	(11)	(5)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	9,600	(13)	(17)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	3,200	(2)	(4)
	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	8,300	(6)	(18)
	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	7,900	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	7,900	(13)	(10)
						$(158)	$(150)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.422	08/06/2020		3,900	$(33)	$(19)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020		2,000	(15)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020		1,800	(8)	(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020		15,200	(62)	(15)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020		2,400	(17)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020		5,000	(34)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020		5,900	(38)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020		4,900	(41)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020		1,600	(12)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020		5,900	(38)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020		7,100	(33)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020		3,400	(12)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020		2,700	(18)	(3)
						$(361)	$(87)
Total Written Options						$(519)	$(237)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	1.125%	$2,000	$(42)	$33	$0	$(9)
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	100	(2)	1	0	(1)
BRC	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.376	1,500	(29)	5	0	(24)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.443	1,200	(44)	21	0	(23)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	1.125	1,900	(41)	32	0	(9)
	Italy Government International Bond	1.000	Quarterly	12/20/2024	1.195	4,500	13	(50)	0	(37)
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.804	2,773	(39)	50	11	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	1.689	1,800	(18)	(35)	0	(53)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	1,500	22	3	25	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	600	(23)	(25)	0	(48)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	300	(5)	2	0	(3)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	1.195	2,000	5	(21)	0	(16)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	500	(5)	4	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	400	(3)	(5)	0	(8)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	3.547	2,100	(15)	3	0	(12)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	600	(26)	(7)	0	(33)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	700	(68)	(13)	0	(81)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	2,000	(80)	(81)	0	(161)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.704	2,000	(149)	151	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	1,600	(25)	15	0	(10)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	400	(5)	1	0	(4)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	600	(12)	8	0	(4)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	100	(2)	1	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	3.547	2,300	(119)	106	0	(13)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	2,100	(12)	(28)	0	(40)
Total Swap Agreements							$(724)	$171	$38	$(591)
(m)

Securities with an aggregate market value of $1,323 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$14,410	$11,394		$25,804
Corporate Bonds & Notes
Banking & Finance					0	2,071,427	0		2,071,427
Industrials					0	1,358,651	0		1,358,651
Utilities					0	357,205	0		357,205
Convertible Bonds & Notes
Industrials					0	1,206	0		1,206

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Municipal Bonds & Notes
California	0	2,619	0	2,619
Georgia	0	12,547	0	12,547
Illinois	0	850	0	850
Massachusetts	0	371	0	371
New York	0	382	0	382
Ohio	0	11,242	0	11,242
U.S. Government Agencies	0	263,038	0	263,038
U.S. Treasury Obligations	0	46,873	0	46,873
Non-Agency Mortgage-Backed Securities	0	23,755	0	23,755
Asset-Backed Securities	0	2,335	0	2,335
Sovereign Issues	0	32,910	0	32,910
Convertible Preferred Securities
Banking & Finance	17,107	0	0	17,107
Preferred Securities
Banking & Finance	0	93,549	0	93,549
Industrials	0	1,888	0	1,888
Short-Term Instruments
Repurchase Agreements	0	2,842	0	2,842
	$17,107	$4,298,100	$11,394	$4,326,601
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$486,852	$0	$0	$486,852
Total Investments	$503,959	$4,298,100	$11,394	$4,813,453
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	110	681	0	791
Over the counter	0	38	0	38
	$110	$719	$0	$829
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(9)	0	(21)
Over the counter	0	(828)	0	(828)
	$(12)	$(837)	$0	$(849)
Total Financial Derivative Instruments	$98	$(118)	$0	$(20)
Totals	$504,057	$4,297,982	$11,394	$4,813,433

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~	$29,600	$29,458
Aramark Services, Inc. 1.928% (LIBOR03M + 1.750%) due 03/11/2025 ~	4,477	4,246
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(h)	36,771	36,311
Carnival Corp. TBD% due 06/30/2025 «	8,700	8,439
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	10,023	9,053
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~	17,193	16,261
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~	57,679	55,596
Citadel Securities LP 2.928% (LIBOR03M + 2.750%) due 02/27/2026 ~	5,925	5,782
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~	922	900
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	16,782
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~	9,200	9,053
HCA, Inc. 1.928% (LIBOR03M + 1.750%) due 03/18/2026 ~	3,688	3,621
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,008
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~	17,300	17,270
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~	20,000	20,000
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~	5,000	5,000
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~	9,400	9,400
Toyota Motor Credit Corp.
0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~	35,100	35,051
1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~	63,000	62,711
WR Grace & Co. 2.058% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,537	3,452
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	15,955	14,644
Total Loan Participations and Assignments (Cost $376,352)		369,038
CORPORATE BONDS & NOTES 81.7%
BANKING & FINANCE 25.2%
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,693
3.500% due 05/26/2022	350	346
3.875% due 01/23/2028	150	136
4.125% due 07/03/2023	8,645	8,458
AIA Group Ltd. 3.375% due 04/07/2030	9,000	9,844
Air Lease Corp. 3.625% due 12/01/2027	2,900	2,849
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	700	780
4.000% due 02/01/2050	7,000	8,567
4.500% due 07/30/2029	14,743	17,684
4.850% due 04/15/2049	900	1,182
4.900% due 12/15/2030	300	375
Alleghany Corp. 4.900% due 09/15/2044	5,400	6,453
Ally Financial, Inc.
3.050% due 06/05/2023	24,100	24,450
8.000% due 11/01/2031	1,800	2,327
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,300	1,257
3.750% due 04/15/2023	4,100	4,213
3.875% due 01/30/2031	3,000	3,151
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	41,709

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

American Homes 4 Rent LP
4.250% due 02/15/2028		3,583	3,836
4.900% due 02/15/2029		10,900	12,171
American International Group, Inc.
3.875% due 01/15/2035		2,000	2,297
3.900% due 04/01/2026		3,200	3,617
4.375% due 06/30/2050		8,000	9,206
4.375% due 01/15/2055		26,512	30,516
4.500% due 07/16/2044		34,400	40,183
4.700% due 07/10/2035		4,550	5,554
4.750% due 04/01/2048		1,100	1,328
4.800% due 07/10/2045		1,200	1,461
5.750% due 04/01/2048 •		3,100	3,204
American Tower Corp.
2.100% due 06/15/2030		7,500	7,532
2.950% due 01/15/2025		7,500	8,159
3.000% due 06/15/2023		4,060	4,332
3.100% due 06/15/2050		3,200	3,159
3.125% due 01/15/2027		16,200	17,753
3.375% due 10/15/2026		6,487	7,221
3.600% due 01/15/2028		2,250	2,515
3.700% due 10/15/2049		12,300	13,538
3.800% due 08/15/2029		60,100	68,422
3.950% due 03/15/2029		23,300	26,553
4.400% due 02/15/2026		3,100	3,585
Aon Corp. 2.800% due 05/15/2030		10,000	10,712
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	5,135
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	24,204
Ares Finance Co. LLC 3.250% due 06/15/2030		7,400	7,556
Athene Global Funding 2.500% due 01/14/2025		4,000	3,997
AvalonBay Communities, Inc.
2.300% due 03/01/2030		3,100	3,275
2.450% due 01/15/2031		11,500	12,276
4.150% due 07/01/2047		2,200	2,789
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,567
6.750% due 04/06/2021		5,900	5,930
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		6,800	5,718
5.500% due 01/15/2023		6,015	5,667
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,292
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	4,209
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	9,692
4.000% due 02/11/2023		1,900	2,001
Banco General S.A. 4.125% due 08/07/2027		400	426
Banco Santander S.A.
2.746% due 05/28/2025		6,600	6,844
3.306% due 06/27/2029		7,200	7,782
3.490% due 05/28/2030		4,800	5,148
4.379% due 04/12/2028		18,400	20,568
Bancolombia S.A. 3.000% due 01/29/2025		11,800	11,576
Bank of America Corp.
3.194% due 07/23/2030 •		32,100	35,455
3.248% due 10/21/2027		200	221
3.419% due 12/20/2028 •		85,251	95,002
3.500% due 04/19/2026		14,600	16,447
3.593% due 07/21/2028 •		23,900	26,865
3.974% due 02/07/2030 •		14,800	17,233
4.000% due 04/01/2024		3,243	3,602
4.271% due 07/23/2029 •		3,000	3,533
7.750% due 05/14/2038		15,700	25,775
8.050% due 06/15/2027		3,180	3,876
Bank of America N.A. 6.000% due 10/15/2036		9,200	13,096
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)		10,300	10,738
Bank of Nova Scotia 4.900% due 06/04/2025 •(f)(g)		11,400	11,407
Banque Federative du Credit Mutuel S.A. 1.865% (US0003M + 0.730%) due 07/20/2022 ~		500	503
Barclays Bank PLC 7.625% due 11/21/2022 (g)		69,650	75,870
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,145
4.337% due 01/10/2028		$4,900	5,442
4.338% due 05/16/2024 •		15,000	16,161

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.375% due 01/12/2026		5,000	5,651
4.950% due 01/10/2047		12,250	16,123
4.972% due 05/16/2029 •		38,087	44,645
5.088% due 06/20/2030 •		12,375	14,117
5.250% due 08/17/2045		4,900	6,580
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)		1,900	1,774
6.500% due 03/10/2021		8,457	8,677
6.750% due 09/30/2022		12,500	13,341
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		13,700	17,411
4.250% due 01/15/2049		5,000	6,417
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		4,045	5,384
BGC Partners, Inc. 5.375% due 07/24/2023		20,500	21,353
Blackstone Holdings Finance Co. LLC
3.500% due 09/10/2049		5,500	5,708
4.000% due 10/02/2047		8,400	9,162
BNP Paribas S.A.
6.625% due 03/25/2024 •(f)(g)(j)		10,500	10,749
7.375% due 08/19/2025 •(f)(g)		16,400	17,990
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,049
Boston Properties LP
2.900% due 03/15/2030		3,800	3,981
3.250% due 01/30/2031		6,100	6,576
BPCE S.A. 5.150% due 07/21/2024		2,900	3,240
Brighthouse Financial, Inc. 4.700% due 06/22/2047		24,236	22,208
Brixmor Operating Partnership LP 4.125% due 05/15/2029		3,000	3,120
Brookfield Finance LLC 3.450% due 04/15/2050		15,100	14,514
Brookfield Finance, Inc.
4.350% due 04/15/2030		10,300	11,646
4.700% due 09/20/2047		29,150	33,635
4.850% due 03/29/2029		8,500	10,017
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	11,113
Camden Property Trust
2.800% due 05/15/2030		6,900	7,470
3.350% due 11/01/2049		1,400	1,507
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	27,011
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	6,916
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,737
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		3,113	3,737
CBL & Associates LP 5.950% due 12/15/2026 ^(c)		3,900	1,133
CC Holdings GS LLC 3.849% due 04/15/2023		29,710	32,113
Charles Schwab Corp. 5.375% due 06/01/2025 •(f)		17,369	18,599
Cibanco S.A. Ibm 4.962% due 07/18/2029		7,200	7,056
Citigroup, Inc.
2.572% due 06/03/2031 •(h)		4,000	4,139
2.666% due 01/29/2031 •		300	312
3.200% due 10/21/2026		31,200	34,245
3.400% due 05/01/2026		2,800	3,107
3.668% due 07/24/2028 •		17,500	19,520
3.700% due 01/12/2026		22,377	25,029
4.075% due 04/23/2029 •		51,200	58,441
4.650% due 07/23/2048		3,700	4,872
4.750% due 05/18/2046		7,700	9,857
6.625% due 06/15/2032		600	824
8.125% due 07/15/2039		47,088	81,622
CME Group, Inc.
4.150% due 06/15/2048		9,100	12,271
5.300% due 09/15/2043		1,125	1,651
CNH Industrial Capital LLC 3.875% due 10/15/2021		1,000	1,026
Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(f)(g)	EUR	3,200	3,645
6.625% due 06/29/2021 •(f)(g)		28,800	33,350
Credit Agricole S.A. 7.500% due 06/23/2026 •(f)(g)	GBP	2,500	3,380
Credit Suisse AG
3.625% due 09/09/2024		$1,800	1,989
6.500% due 08/08/2023 (g)		69,377	76,049

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,657
3.574% due 01/09/2023		1,000	1,038
3.869% due 01/12/2029 •		10,200	11,267
4.207% due 06/12/2024 •		250	269
4.282% due 01/09/2028		17,400	19,496
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		26,700	29,467
3.800% due 09/15/2022		5,125	5,446
3.800% due 06/09/2023		3,500	3,772
4.550% due 04/17/2026		13,000	14,960
4.875% due 05/15/2045		7,275	9,696
Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,789
3.100% due 11/15/2029		7,500	8,054
3.150% due 07/15/2023		3,100	3,311
3.250% due 01/15/2051		21,700	21,761
3.800% due 02/15/2028		14,700	16,541
4.000% due 11/15/2049		39,410	44,150
4.300% due 02/15/2029		4,400	5,109
4.450% due 02/15/2026		17,395	19,954
4.750% due 05/15/2047		16,840	20,860
5.200% due 02/15/2049		17,710	23,563
CVS Pass-Through Trust 4.704% due 01/10/2036		1,370	1,468
CyrusOne LP 3.450% due 11/15/2029		2,000	2,085
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,671
Deutsche Bank AG
2.625% due 02/12/2026	EUR	12,900	15,231
3.961% due 11/26/2025 •		$5,400	5,671
4.250% due 10/14/2021		93,485	95,971
Digital Realty Trust LP
3.600% due 07/01/2029		10,200	11,717
3.700% due 08/15/2027		500	571
4.450% due 07/15/2028		10,900	13,078
Discover Bank 3.450% due 07/27/2026		2,000	2,164
Doctors Co. 6.500% due 10/15/2023		31,800	34,593
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		9,914	9,179
Duke Realty LP
2.875% due 11/15/2029		1,200	1,311
3.050% due 03/01/2050		2,900	3,050
E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	6,136
4.500% due 06/20/2028		7,885	9,129
EPR Properties
3.750% due 08/15/2029		10,760	9,390
4.500% due 04/01/2025		200	190
4.500% due 06/01/2027		3,625	3,364
4.750% due 12/15/2026		100	96
4.950% due 04/15/2028		7,000	6,691
Equinix, Inc.
2.150% due 07/15/2030		5,900	5,850
3.000% due 07/15/2050		17,681	17,296
3.200% due 11/18/2029		1,000	1,087
Equitable Holdings, Inc.
3.900% due 04/20/2023		800	857
4.350% due 04/20/2028		14,907	16,705
5.000% due 04/20/2048		40,275	45,935
ERP Operating LP 4.500% due 07/01/2044		13,585	17,655
Essex Portfolio LP
2.650% due 03/15/2032		9,140	9,666
3.625% due 05/01/2027		10,700	11,891
4.000% due 03/01/2029		10,600	12,337
4.500% due 03/15/2048		3,900	4,922
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		13,600	14,681
4.850% due 04/17/2028		18,100	19,409
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	21,875
Fidelity National Financial, Inc.
3.400% due 06/15/2030		4,000	4,172
5.500% due 09/01/2022		29,500	31,756
First American Financial Corp.
4.000% due 05/15/2030		9,100	9,996
4.300% due 02/01/2023		18,250	19,223
FMR LLC
5.150% due 02/01/2043		1,550	2,072
6.450% due 11/15/2039		500	746
Ford Holdings LLC 9.300% due 03/01/2030		14,575	16,465

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~		300	297
1.576% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,274
1.627% (US0003M + 1.235%) due 02/15/2023 ~		3,131	2,780
1.636% (US0003M + 1.080%) due 08/03/2022 ~		524	478
2.183% (US0003M + 0.810%) due 04/05/2021 ~		1,215	1,166
3.336% due 03/18/2021		5,000	4,964
3.550% due 10/07/2022		20,000	19,492
4.527% (US0003M + 3.140%) due 01/07/2022 ~		900	864
5.584% due 03/18/2024		54,000	54,635
5.596% due 01/07/2022		14,107	14,257
5.875% due 08/02/2021		5,000	5,059
GE Capital Funding LLC
4.400% due 05/15/2030		58,700	61,107
4.550% due 05/15/2032		11,300	11,680
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		166,329	169,053
General Motors Financial Co., Inc.
1.601% (US0003M + 1.100%) due 11/06/2021 ~		700	693
1.618% (US0003M + 1.310%) due 06/30/2022 ~		2,000	1,960
5.100% due 01/17/2024		16,015	17,129
5.650% due 01/17/2029		5,282	5,888
GLP Capital LP
4.000% due 01/15/2030		13,000	12,956
4.000% due 01/15/2031		3,100	3,071
5.300% due 01/15/2029		22,800	24,738
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		22,150	24,824
3.750% due 02/25/2026		17,000	18,974
3.814% due 04/23/2029 •		7,700	8,709
3.850% due 07/08/2024		1,400	1,545
3.850% due 01/26/2027		1,500	1,693
4.000% due 03/03/2024		13,700	15,146
4.017% due 10/31/2038 •		100	117
4.223% due 05/01/2029 •		2,340	2,724
4.411% due 04/23/2039 •		10,300	12,577
5.950% due 01/15/2027		112	139
6.250% due 02/01/2041		12,925	19,325
6.750% due 10/01/2037		109,500	158,074
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	24,280
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	23,222
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		7,500	8,431
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		4,000	5,104
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	7,248
Harborwalk Funding Trust 5.077% due 02/15/2069 •		27,500	33,704
Hartford Financial Services Group, Inc. 2.517% due 02/12/2067 •		3,600	2,778
HBOS PLC 5.374% due 06/30/2021	EUR	8,000	9,186
Healthcare Trust of America Holdings LP 3.100% due 02/15/2030		$1,900	1,920
Healthpeak Properties, Inc. 6.750% due 02/01/2041		3,500	4,925
High Street Funding Trust 4.682% due 02/15/2048		8,800	10,292
Highwoods Realty LP 4.200% due 04/15/2029		2,198	2,365
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	17,002
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,800	1,845
3.600% due 05/25/2023		6,000	6,446
3.803% due 03/11/2025 •		11,300	12,215
3.900% due 05/25/2026		4,500	5,000
3.973% due 05/22/2030 •		5,200	5,776
4.300% due 03/08/2026		21,131	23,871
4.583% due 06/19/2029 •		7,050	8,149
4.950% due 03/31/2030		4,600	5,518
5.875% due 09/28/2026 •(f)(g)	GBP	26,400	32,142
6.100% due 01/14/2042		$10,850	15,475
6.500% due 03/23/2028 •(f)(g)		70,700	72,614
6.500% due 09/15/2037		6,715	9,113
6.800% due 06/01/2038		4,300	6,068
7.000% due 04/07/2038	GBP	1,900	3,301
7.625% due 05/17/2032		$11,547	16,161
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	7,372
3.950% due 11/01/2027		5,600	5,812
4.650% due 04/01/2029		6,000	6,486

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

ING Groep NV
4.625% due 01/06/2026		5,200	6,102
5.750% due 11/16/2026 •(f)(g)		9,000	8,940
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	9,837
4.000% due 10/15/2023		3,000	3,321
4.250% due 09/21/2048		1,800	2,302
International Lease Finance Corp. 8.625% due 01/15/2022		800	860
Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,200	8,678
5.017% due 06/26/2024		7,400	7,587
6.500% due 02/24/2021		10,000	10,283
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	470
5.500% due 08/06/2022		6,900	7,235
Jefferies Group LLC 6.500% due 01/20/2043		23,700	27,603
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		16,800	18,035
3.300% due 04/01/2026		10	11
3.509% due 01/23/2029 •		25,000	27,948
3.702% due 05/06/2030 •		5,000	5,747
3.897% due 01/23/2049 •		21,400	25,901
4.005% due 04/23/2029 •		25,000	28,916
5.600% due 07/15/2041		21,340	31,144
6.400% due 05/15/2038		40,278	62,140
Kilroy Realty LP
3.050% due 02/15/2030		2,900	2,879
4.250% due 08/15/2029		12,400	13,544
4.750% due 12/15/2028		2,000	2,245
KKR Group Finance Co. LLC
3.625% due 02/25/2050		26,000	25,882
3.750% due 07/01/2029		1,600	1,839
Lazard Group LLC 4.500% due 09/19/2028		400	452
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	22,823
Liberty Mutual Group, Inc. 3.950% due 05/15/2060		25,300	26,735
Life Storage LP 3.875% due 12/15/2027		1,100	1,201
Lloyds Bank PLC 7.500% due 04/02/2032 þ		29,200	24,134
Lloyds Banking Group PLC
3.000% due 01/11/2022		2,000	2,069
3.574% due 11/07/2028 •		10,200	11,090
4.344% due 01/09/2048		200	235
4.450% due 05/08/2025		500	567
4.550% due 08/16/2028		32,500	38,132
7.500% due 09/27/2025 •(f)(g)		20,800	21,594
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,439
Manulife Financial Corp. 5.375% due 03/04/2046		$2,600	3,460
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		9,000	11,229
4.350% due 01/30/2047		6,400	8,042
4.375% due 03/15/2029		9,200	11,099
4.900% due 03/15/2049		14,600	19,891
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		8,196	8,438
4.900% due 04/01/2077		3,800	4,925
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •(j)		11,000	12,825
MetLife, Inc.
9.250% due 04/08/2068		42,266	58,689
10.750% due 08/01/2069		5,132	7,929
Mid-America Apartments LP
3.600% due 06/01/2027		300	333
3.950% due 03/15/2029		1,200	1,386
4.300% due 10/15/2023		13,700	15,056
Mitsubishi UFJ Financial Group, Inc.
3.751% due 07/18/2039		16,200	18,407
4.153% due 03/07/2039		7,700	9,232
4.286% due 07/26/2038		7,900	9,561
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		8,471	8,742
Morgan Stanley
3.591% due 07/22/2028 •		9,300	10,472
3.875% due 01/27/2026		22,995	26,032
6.375% due 07/24/2042		35,700	56,236
7.500% due 04/02/2032 þ(h)		53,900	46,831
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		28,500	28,986

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

National Retail Properties, Inc. 2.500% due 04/15/2030	1,000	957
National Securities Clearing Corp. 1.500% due 04/23/2025	9,750	9,979
Nationwide Building Society
3.960% due 07/18/2030 •	26,756	30,150
4.000% due 09/14/2026	9,400	10,171
4.302% due 03/08/2029 •	5,500	6,242
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	10,000	10,021
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	32,300	52,017
Navient Corp. 7.250% due 01/25/2022	23,096	23,205
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,719
4.875% due 04/15/2045	9,888	10,459
New York Life Global Funding 2.900% due 01/17/2024	913	980
New York Life Insurance Co.
4.450% due 05/15/2069	12,000	14,703
5.875% due 05/15/2033	1,000	1,364
6.750% due 11/15/2039	12,750	19,420
Nippon Life Insurance Co. 5.100% due 10/16/2044 •	24,450	27,231
Nissan Motor Acceptance Corp.
0.996% due 09/28/2022 •	400	370
2.600% due 09/28/2022	3,600	3,525
3.450% due 03/15/2023	1,215	1,209
3.875% due 09/21/2023	8,000	8,019
Nomura Holdings, Inc. 3.103% due 01/16/2030	4,700	4,908
Nordea Bank Abp 6.625% due 03/26/2026 •(f)(g)	5,000	5,341
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	64,790	72,192
3.850% due 09/30/2047	10,340	11,860
6.063% due 03/30/2040	1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042	400	390
Old Republic International Corp. 3.875% due 08/26/2026	300	321
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029	4,000	3,921
4.500% due 01/15/2025	5,000	5,167
4.750% due 01/15/2028	7,900	8,370
5.250% due 01/15/2026	15,000	16,071
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	4,189
ORIX Corp. 4.050% due 01/16/2024	22,600	24,858
Pacific Life Insurance Co. 9.250% due 06/15/2039	113,331	186,947
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	41,390	38,872
PartnerRe Finance B LLC 3.700% due 07/02/2029	960	1,056
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040	26,295	37,986
Physicians Realty LP 3.950% due 01/15/2028	7,900	8,066
Pine Street Trust
4.572% due 02/15/2029	25,000	28,547
5.568% due 02/15/2049	25,300	28,119
Pinnacol Assurance 8.625% due 06/25/2034 «(h)	24,000	26,677
Piper Jaffray Cos. 5.200% due 10/15/2023	23,000	22,483
Progressive Corp.
3.700% due 01/26/2045	1,400	1,642
4.125% due 04/15/2047	7,900	10,062
Prologis LP 3.000% due 04/15/2050	33,300	35,293
Prudential Financial, Inc.
3.700% due 03/13/2051	13,500	14,923
3.935% due 12/07/2049	9,113	10,277
5.200% due 03/15/2044 •	1,400	1,430
5.625% due 06/15/2043 •	7,000	7,460
Prudential PLC 3.125% due 04/14/2030	3,400	3,656
Raymond James Financial, Inc. 4.650% due 04/01/2030	2,400	2,875
Realty Income Corp. 4.650% due 03/15/2047	2,750	3,452
Regency Centers LP
2.950% due 09/15/2029	1,000	1,016

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.700% due 06/15/2030		7,800	8,402
4.125% due 03/15/2028		1,100	1,202
4.400% due 02/01/2047		5,700	6,359
4.650% due 03/15/2049		1,500	1,710
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		3,500	3,617
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,152
2.500% due 03/22/2023		3,900	4,567
3.875% due 09/12/2023		$30,000	32,364
4.269% due 03/22/2025 •		3,160	3,438
4.445% due 05/08/2030 •		5,700	6,621
4.800% due 04/05/2026		6,100	7,069
4.892% due 05/18/2029 •		32,700	38,593
5.076% due 01/27/2030 •		46,350	55,721
6.000% due 12/19/2023		16,524	18,523
6.000% due 12/29/2025 •(f)(g)		15,800	16,045
Sabra Health Care LP 3.900% due 10/15/2029		400	364
Santander Holdings USA, Inc.
3.450% due 06/02/2025		700	730
4.400% due 07/13/2027		5,200	5,638
Santander UK Group Holdings PLC
2.875% due 08/05/2021		10,300	10,545
3.823% due 11/03/2028 •		55,945	61,685
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		14,550	15,129
6.125% due 02/07/2022		26,400	28,098
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	10,168
Service Properties Trust
4.375% due 02/15/2030		7,700	6,193
4.750% due 10/01/2026		5,000	4,427
4.950% due 10/01/2029		3,600	3,055
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,180
Spirit Realty LP
3.400% due 01/15/2030		9,775	9,255
4.450% due 09/15/2026		2,350	2,439
Standard Chartered PLC 4.305% due 05/21/2030 •		1,300	1,438
State Bank of India 3.250% due 01/24/2022		22,000	22,303
Stifel Financial Corp.
4.000% due 05/15/2030		5,600	5,942
4.250% due 07/18/2024		1,000	1,065
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030 (a)		46,600	46,803
2.750% due 01/15/2030		2,700	2,869
3.040% due 07/16/2029		12,300	13,275
SVB Financial Group 3.125% due 06/05/2030		6,000	6,439
Synchrony Financial 4.500% due 07/23/2025		600	638
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	30,993
4.270% due 05/15/2047		11,300	13,452
4.900% due 09/15/2044		25,100	32,337
6.850% due 12/16/2039		5,129	7,728
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	332	553
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		$7,933	12,240
Travelers Cos., Inc.
3.750% due 05/15/2046		2,800	3,297
4.050% due 03/07/2048		5,600	6,961
Truist Financial Corp. 5.100% due 03/01/2030 •(f)		8,200	8,488
Trust Fibra Uno
6.390% due 01/15/2050		23,500	24,805
6.950% due 01/30/2044		25,270	27,716
UBS AG
4.750% due 02/12/2026 •(g)	EUR	4,400	5,051
5.125% due 05/15/2024 (g)		$58,221	63,367
7.625% due 08/17/2022 (g)		95,000	105,992
UBS Group AG
2.859% due 08/15/2023 •		2,100	2,177
4.125% due 09/24/2025		400	454
4.125% due 04/15/2026		36,300	41,374
UDR, Inc.
3.200% due 01/15/2030		4,200	4,580
3.500% due 07/01/2027		3,323	3,642
UniCredit SpA
6.572% due 01/14/2022		16,950	17,913
7.830% due 12/04/2023		78,050	90,363

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Unum Group 4.500% due 03/15/2025	10,000	10,752
Ventas Realty LP
3.125% due 06/15/2023	300	309
4.125% due 01/15/2026	600	644
4.400% due 01/15/2029	1,900	2,074
4.875% due 04/15/2049	5,800	6,355
VEREIT Operating Partnership LP
3.100% due 12/15/2029	4,000	3,857
3.400% due 01/15/2028	16,100	16,224
3.950% due 08/15/2027	11,848	12,335
Vonovia Finance BV 5.000% due 10/02/2023	2,200	2,378
Voya Financial, Inc. 4.700% due 01/23/2048 •	8,300	7,812
Washington Prime Group LP 6.450% due 08/15/2024 (j)	28,575	16,194
WEA Finance LLC 3.150% due 04/05/2022	2,100	2,132
Wells Fargo & Co.
2.393% due 06/02/2028 •	16,500	17,061
2.572% due 02/11/2031 •	23,100	24,196
2.879% due 10/30/2030 •	43,600	46,633
3.000% due 04/22/2026	25,600	27,978
3.068% due 04/30/2041 •	11,200	11,697
3.196% due 06/17/2027 •	11,205	12,156
3.300% due 09/09/2024	2,000	2,188
3.584% due 05/22/2028 •	34,600	38,424
3.750% due 01/24/2024	7,100	7,763
4.900% due 11/17/2045	700	901
5.375% due 02/07/2035	4,900	6,657
5.375% due 11/02/2043	28,425	38,709
5.606% due 01/15/2044	200	278
5.950% due 12/01/2086	2,100	2,533
7.950% due 11/15/2029	1,000	1,320
Wells Fargo Bank N.A.
3.550% due 08/14/2023	4,000	4,342
5.850% due 02/01/2037	5,901	8,165
5.950% due 08/26/2036	800	1,087
6.600% due 01/15/2038	22,877	33,779
Welltower, Inc.
4.950% due 09/01/2048	6,200	6,954
6.500% due 03/15/2041	29,850	38,039
Weyerhaeuser Co.
4.000% due 04/15/2030	13,600	15,380
6.875% due 12/15/2033	14,477	19,061
6.950% due 10/01/2027	4,500	5,448
7.375% due 03/15/2032	140,587	194,674
7.950% due 03/15/2025	850	1,043
Willis North America, Inc. 3.875% due 09/15/2049	4,450	4,954
WP Carey, Inc.
3.850% due 07/15/2029	2,100	2,186
4.000% due 02/01/2025	1,600	1,672
XLIT Ltd. 5.500% due 03/31/2045	12,450	16,703
		6,989,342
INDUSTRIALS 40.9%
AbbVie, Inc.
4.300% due 05/14/2036	23,400	27,751
4.400% due 11/06/2042	44,212	53,384
4.450% due 05/14/2046	33,650	40,976
4.500% due 05/14/2035	40,027	49,420
4.550% due 03/15/2035	14,400	17,781
4.700% due 05/14/2045	25,700	32,236
4.850% due 06/15/2044	51,900	64,948
4.875% due 11/14/2048	600	769
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	7,900	9,372
Activision Blizzard, Inc. 4.500% due 06/15/2047	7,455	9,318
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	6,300	5,888
Adani Ports & Special Economic Zone Ltd.
3.375% due 07/24/2024	13,700	13,583
4.375% due 07/03/2029	2,200	2,159
Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	11,447
3.008% due 06/15/2050	2,600	2,697
AEP Transmission Co. LLC
3.150% due 09/15/2049	6,000	6,468
3.650% due 04/01/2050	2,700	3,131
3.750% due 12/01/2047	1,100	1,266

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Aetna, Inc.
4.750% due 03/15/2044	50	60
6.750% due 12/15/2037	4,085	5,826
Agilent Technologies, Inc. 2.100% due 06/04/2030	5,000	5,138
Air Canada Pass-Through Trust 4.125% due 11/15/2026	12,826	11,837
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)	14,500	14,754
Alcon Finance Corp.
2.600% due 05/27/2030	4,900	5,043
3.000% due 09/23/2029	500	532
3.800% due 09/23/2049	1,400	1,549
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	15,279
4.200% due 12/06/2047	17,900	22,115
Altria Group, Inc.
3.875% due 09/16/2046	12,080	12,062
4.400% due 02/14/2026	1,300	1,496
5.950% due 02/14/2049	25,500	33,485
6.200% due 02/14/2059	17,500	23,413
Amazon.com, Inc.
1.500% due 06/03/2030	6,000	6,098
2.500% due 06/03/2050	20,000	20,333
2.700% due 06/03/2060	10,900	11,132
4.250% due 08/22/2057	38,800	52,121
4.950% due 12/05/2044	475	677
Amdocs Ltd. 2.538% due 06/15/2030	25,975	25,925
American Airlines Pass-Through Trust
3.000% due 04/15/2030	593	545
3.150% due 08/15/2033	7,005	6,480
3.200% due 12/15/2029	4,888	4,619
3.350% due 04/15/2031	803	756
3.375% due 11/01/2028	7,825	6,568
3.500% due 08/15/2033	3,840	3,208
3.600% due 04/15/2031	3,438	2,830
3.700% due 04/01/2028	4,069	3,463
4.000% due 01/15/2027	4,229	3,245
4.375% due 04/01/2024	466	335
Amgen, Inc.
3.375% due 02/21/2050	10,300	11,331
4.400% due 05/01/2045	1,000	1,243
4.563% due 06/15/2048	11,574	15,163
4.663% due 06/15/2051	173,813	230,922
4.950% due 10/01/2041	4,650	6,029
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	118,025
4.900% due 02/01/2046	164,610	201,964
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	324
4.350% due 06/01/2040	24,000	27,423
4.375% due 04/15/2038	11,300	12,994
4.439% due 10/06/2048	16,601	19,149
4.600% due 04/15/2048	7,282	8,515
4.600% due 06/01/2060	25,000	30,035
4.750% due 01/23/2029	4,297	5,195
4.750% due 04/15/2058	23,800	28,811
4.900% due 01/23/2031	2,666	3,361
4.950% due 01/15/2042	5,800	7,036
5.450% due 01/23/2039	12,150	15,366
5.550% due 01/23/2049	14,605	19,581
5.800% due 01/23/2059	54,000	77,027
Anthem, Inc.
3.700% due 09/15/2049	7,440	8,484
4.375% due 12/01/2047	30,200	37,686
4.550% due 03/01/2048	9,700	12,362
4.625% due 05/15/2042	9,300	11,605
4.650% due 01/15/2043	2,605	3,278
5.100% due 01/15/2044	13,244	17,501
AP Moller - Maersk A/S 3.750% due 09/22/2024	3,900	4,098
Apache Corp. 5.100% due 09/01/2040	850	699
Apple, Inc.
2.650% due 05/11/2050	2,500	2,591
2.950% due 09/11/2049	51,200	56,269
3.750% due 09/12/2047	31,600	38,056
3.850% due 08/04/2046	73,395	91,747
4.250% due 02/09/2047	19,576	25,820
4.375% due 05/13/2045	2,400	3,184
Aptiv PLC 5.400% due 03/15/2049	20,000	20,959
Arrow Electronics, Inc. 4.500% due 03/01/2023	2,100	2,231

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,823
AutoNation, Inc. 4.750% due 06/01/2030	2,400	2,605
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,888
5.150% due 05/15/2038	22,540	26,499
5.300% due 05/15/2048	28,300	35,050
BAE Systems PLC 3.400% due 04/15/2030	7,700	8,415
Baidu, Inc. 3.075% due 04/07/2025	2,500	2,633
Baker Hughes a GE Co. LLC 5.125% due 09/15/2040	6,800	8,211
Barrick North America Finance LLC 5.700% due 05/30/2041	9,900	13,340
BAT Capital Corp.
4.390% due 08/15/2037	12,200	13,324
4.540% due 08/15/2047	23,333	25,439
Bayer U.S. Finance LLC
1.323% (US0003M + 1.010%) due 12/15/2023 ~	1,050	1,050
2.750% due 07/15/2021	5,985	6,090
3.000% due 10/08/2021	1,900	1,951
3.875% due 12/15/2023	5,000	5,489
4.200% due 07/15/2034	18,043	21,175
4.375% due 12/15/2028	9,800	11,459
4.625% due 06/25/2038	900	1,102
4.875% due 06/25/2048	27,000	34,665
Becton Dickinson and Co. 3.794% due 05/20/2050	10,700	11,942
Biogen, Inc. 5.200% due 09/15/2045	6,400	8,414
Boeing Co.
3.650% due 03/01/2047	1,945	1,700
3.750% due 02/01/2050	3,200	2,894
3.950% due 08/01/2059	4,500	3,949
5.150% due 05/01/2030	43,856	49,023
5.705% due 05/01/2040	50,700	57,512
5.805% due 05/01/2050	38,500	45,530
5.930% due 05/01/2060	44,000	52,211
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	62,311
7.375% due 01/15/2040	42,000	65,500
BP Capital Markets America, Inc. 3.000% due 02/24/2050	5,200	5,135
Braskem America Finance Co. 7.125% due 07/22/2041	3,180	3,268
Bristol-Myers Squibb Co.
3.250% due 08/15/2022	2,816	2,975
3.900% due 02/20/2028	1,500	1,766
4.250% due 10/26/2049	39,500	52,689
4.350% due 11/15/2047	17,664	23,523
4.550% due 02/20/2048	1,100	1,504
4.625% due 05/15/2044	9,376	12,588
5.000% due 08/15/2045	5,917	8,353
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,369	19,356
3.350% due 12/15/2030	1,892	1,568
Broadcom Corp.
2.650% due 01/15/2023	28,383	29,464
3.875% due 01/15/2027	51,800	56,046
Broadcom, Inc.
3.459% due 09/15/2026	32,312	34,730
4.150% due 11/15/2030	5,250	5,724
4.300% due 11/15/2032	8,650	9,572
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,052
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	49,269
4.450% due 03/15/2043	69,500	87,864
4.900% due 04/01/2044	3,300	4,423
5.050% due 03/01/2041	11,900	15,795
5.750% due 05/01/2040	15,720	22,228
Cameron LNG LLC
3.302% due 01/15/2035	4,300	4,753
3.402% due 01/15/2038	16,300	17,549
Campbell Soup Co.
3.125% due 04/24/2050	19,700	20,244
3.950% due 03/15/2025	2,200	2,476
4.150% due 03/15/2028	4,000	4,607
4.800% due 03/15/2048	400	527
Canadian Pacific Railway Co. 6.125% due 09/15/2115	46,358	71,394
Carrier Global Corp.
3.377% due 04/05/2040	10,500	10,248
3.577% due 04/05/2050	15,500	15,192

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,796	4,256
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	9,286
Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	6,504
6.750% due 11/15/2039	16,900	16,645
Centene Corp. 4.625% due 12/15/2029	3,300	3,502
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,284
Central Nippon Expressway Co. Ltd.
1.034% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,003
2.091% due 09/14/2021	11,000	11,146
2.362% due 05/28/2021	18,500	18,671
Charter Communications Operating LLC
3.700% due 04/01/2051	1,900	1,858
3.750% due 02/15/2028	1,800	1,965
4.200% due 03/15/2028	1,900	2,131
4.464% due 07/23/2022	2,375	2,533
4.500% due 02/01/2024	9,100	10,075
4.800% due 03/01/2050	46,200	52,580
5.050% due 03/30/2029	10,025	11,834
5.125% due 07/01/2049	49,500	57,237
5.375% due 05/01/2047	43,000	50,833
5.750% due 04/01/2048	14,200	17,697
6.384% due 10/23/2035	29,881	39,499
6.484% due 10/23/2045	38,419	51,223
6.834% due 10/23/2055	8,000	10,801
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	5,000	5,129
China Resources Gas Group Ltd. 4.500% due 04/05/2022	5,434	5,694
Cigna Corp. 2.109% (US0003M + 0.890%) due 07/15/2023 ~	4,600	4,625
Citrix Systems, Inc. 4.500% due 12/01/2027	4,100	4,717
Coca-Cola Co.
2.750% due 06/01/2060	9,500	9,630
4.200% due 03/25/2050	6,300	8,293
Colonial Enterprises, Inc. 3.250% due 05/15/2030	2,500	2,713
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	12,460
Comcast Corp.
2.650% due 02/01/2030	2,000	2,176
3.200% due 07/15/2036	1,300	1,449
3.450% due 02/01/2050	43,100	48,944
3.969% due 11/01/2047	57,110	69,093
3.999% due 11/01/2049	156,128	188,808
4.000% due 03/01/2048	12,260	15,079
4.150% due 10/15/2028	10,500	12,641
4.500% due 01/15/2043	2,600	3,333
4.600% due 10/15/2038	5,400	6,886
4.650% due 07/15/2042	46,600	60,093
4.700% due 10/15/2048	10,000	13,444
4.750% due 03/01/2044	1,600	2,145
5.650% due 06/15/2035	5,900	8,361
7.050% due 03/15/2033	6,875	10,510
CommonSpirit Health
3.347% due 10/01/2029	10,000	10,303
4.187% due 10/01/2049	2,100	2,147
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~	5,000	5,003
3.250% due 09/15/2022	1,904	1,996
4.300% due 05/01/2024	7,593	8,402
4.600% due 11/01/2025	6,541	7,548
5.300% due 11/01/2038	7,431	9,715
5.400% due 11/01/2048	14,395	19,901
7.000% due 10/01/2028	1,800	2,411
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	14,123
4.500% due 05/09/2047	8,100	9,652
5.250% due 11/15/2048	3,500	4,597
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	4,456	4,074
Continental Resources, Inc. 4.900% due 06/01/2044 (j)	16,600	13,254
Corning, Inc. 5.450% due 11/15/2079	5,400	6,459
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,203
4.500% due 08/01/2047	28,470	32,734
5.625% due 10/18/2043	2,200	2,864
CoStar Group, Inc. 2.800% due 07/15/2030 (a)	6,700	6,870

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Cox Communications, Inc.
4.500% due 06/30/2043	21,841	25,875
4.600% due 08/15/2047	3,010	3,817
4.700% due 12/15/2042	12,190	15,090
4.800% due 02/01/2035	15,800	19,910
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,926
4.500% due 04/04/2048	9,490	10,399
CSX Corp. 3.800% due 04/15/2050	1,100	1,310
CVS Health Corp.
3.625% due 04/01/2027	2,900	3,262
3.750% due 04/01/2030	4,900	5,646
4.125% due 04/01/2040	11,700	13,847
4.250% due 04/01/2050	1,400	1,691
4.780% due 03/25/2038	1,559	1,939
5.050% due 03/25/2048	54,100	70,487
5.300% due 12/05/2043	7,100	9,295
CVS Pass-Through Trust
4.163% due 08/11/2036	9,145	9,683
5.773% due 01/10/2033	1,168	1,315
5.880% due 01/10/2028	3,034	3,423
5.926% due 01/10/2034	27,000	30,209
6.036% due 12/10/2028	1,353	1,530
6.943% due 01/10/2030	27,600	31,618
7.507% due 01/10/2032	70,288	87,629
8.353% due 07/10/2031	13,144	16,992
D.R. Horton, Inc.
2.600% due 10/15/2025	6,700	7,051
4.375% due 09/15/2022	800	850
Dell International LLC
4.900% due 10/01/2026	17,200	18,953
5.300% due 10/01/2029	38,900	43,095
5.450% due 06/15/2023	32,130	35,158
6.020% due 06/15/2026	83,400	95,686
8.100% due 07/15/2036	19,700	25,688
8.350% due 07/15/2046	37,150	48,311
Delta Air Lines, Inc. 7.000% due 05/01/2025	7,000	7,233
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	8,400	10,623
8.750% due 06/15/2030	70,000	109,110
9.250% due 06/01/2032	250	416
Diageo Capital PLC 2.000% due 04/29/2030	4,000	4,144
Diamondback Energy, Inc. 4.750% due 05/31/2025	6,000	6,424
Discovery Communications LLC
4.950% due 05/15/2042	800	913
5.000% due 09/20/2037	3,500	4,146
5.200% due 09/20/2047	26,300	30,634
Dominion Energy Gas Holdings LLC
4.600% due 12/15/2044	4,115	4,708
4.800% due 11/01/2043	800	945
DP World Crescent Ltd. 4.848% due 09/26/2028	1,000	1,057
DP World PLC
5.625% due 09/25/2048	22,800	24,977
6.850% due 07/02/2037	33,320	40,775
eBay, Inc. 2.700% due 03/11/2030	6,800	7,162
Ecopetrol S.A. 7.375% due 09/18/2043	25,700	31,071
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	34,326
Embotelladora Andina S.A. 3.950% due 01/21/2050	3,600	3,611
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,634
7.375% due 10/15/2045	19,792	28,349
Enbridge, Inc.
3.700% due 07/15/2027	400	442
4.500% due 06/10/2044	10,948	12,293
Energy Transfer Operating LP
3.600% due 02/01/2023	4,256	4,404
4.050% due 03/15/2025	800	852
4.250% due 03/15/2023	8,906	9,412
4.500% due 04/15/2024	300	326
4.900% due 03/15/2035	21,073	21,189
5.000% due 05/15/2050	3,300	3,130
5.150% due 02/01/2043	26,785	25,181
5.150% due 03/15/2045	42,286	40,236
5.300% due 04/15/2047	20,590	19,941
6.050% due 06/01/2041	1,900	1,961
6.125% due 12/15/2045	33,600	35,029
6.625% due 10/15/2036	11,177	12,153

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Energy Transfer Partners LP
4.500% due 11/01/2023	500	537
5.000% due 10/01/2022	900	959
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	8,598
Entergy Louisiana LLC
4.200% due 09/01/2048	1,410	1,801
5.000% due 07/15/2044	4,300	4,612
Enterprise Products Operating LLC
3.125% due 07/31/2029	9,980	10,701
4.200% due 01/31/2050	16,068	17,856
4.450% due 02/15/2043	92,745	102,617
4.800% due 02/01/2049	3,575	4,246
4.850% due 08/15/2042	11,300	13,025
4.850% due 03/15/2044	42,362	49,152
4.875% due 08/16/2077 •	11,300	9,848
4.950% due 10/15/2054	500	559
5.100% due 02/15/2045	31,665	37,429
5.250% due 08/16/2077 •	17,391	16,291
5.700% due 02/15/2042	5,600	6,984
5.750% due 03/01/2035	13,761	17,120
5.950% due 02/01/2041	7,663	9,825
6.125% due 10/15/2039	5,000	6,363
6.450% due 09/01/2040	4,995	6,641
7.550% due 04/15/2038	2,850	3,960
EOG Resources, Inc. 4.950% due 04/15/2050	3,700	4,834
EQM Midstream Partners LP 4.000% due 08/01/2024	7,100	6,737
Equifax, Inc. 3.100% due 05/15/2030	2,600	2,770
Equinor ASA
3.125% due 04/06/2030	4,400	4,862
3.625% due 04/06/2040	12,000	13,510
3.700% due 04/06/2050	12,000	13,859
ERAC USA Finance LLC 7.000% due 10/15/2037	9,200	11,802
Expedia Group, Inc. 3.250% due 02/15/2030	2,800	2,615
FedEx Corp.
3.875% due 08/01/2042	765	769
4.550% due 04/01/2046	18,300	19,779
4.750% due 11/15/2045	6,250	6,899
4.950% due 10/17/2048	12,000	13,962
5.100% due 01/15/2044	14,941	17,477
Ferguson Finance PLC 3.250% due 06/02/2030	2,200	2,258
Fiserv, Inc. 4.400% due 07/01/2049	30,000	36,651
Flex Ltd.
3.750% due 02/01/2026	4,600	4,881
4.875% due 05/12/2030	20,600	22,927
Florida Gas Transmission Co. LLC 2.550% due 07/01/2030	5,400	5,529
Ford Foundation
2.415% due 06/01/2050	3,800	3,888
2.815% due 06/01/2070	7,100	7,388
Ford Motor Co.
8.900% due 01/15/2032	9,209	10,222
9.980% due 02/15/2047	425	516
Fortune Brands Home & Security, Inc.
3.250% due 09/15/2029	2,800	2,990
4.000% due 06/15/2025	24,600	27,344
Fox Corp. 5.576% due 01/25/2049	5,300	7,475
GATX Corp. 5.200% due 03/15/2044	1,500	1,765
General Electric Co.
4.125% due 10/09/2042	3,334	3,176
4.250% due 05/01/2040	25,300	24,925
4.350% due 05/01/2050	93,800	93,114
5.875% due 01/14/2038	24,551	27,497
6.150% due 08/07/2037	744	863
6.750% due 03/15/2032	1,289	1,579
6.875% due 01/10/2039	7,868	9,681
General Mills, Inc. 4.550% due 04/17/2038	3,200	4,041
General Motors Co.
5.150% due 04/01/2038	15,200	14,581
5.400% due 04/01/2048	1,760	1,742
Georgia-Pacific LLC
2.300% due 04/30/2030	7,400	7,719
7.750% due 11/15/2029	1,600	2,390
Gilead Sciences, Inc.
4.750% due 03/01/2046	7,700	10,418
4.800% due 04/01/2044	325	435

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Glencore Finance Canada Ltd.
4.950% due 11/15/2021	7,800	8,144
5.550% due 10/25/2042	10,430	11,489
6.900% due 11/15/2037	100	126
Global Payments, Inc.
2.900% due 05/15/2030	3,800	3,979
4.150% due 08/15/2049	4,400	5,047
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,597
5.125% due 03/31/2027	1,300	1,255
GNL Quintero S.A. 4.634% due 07/31/2029	5,000	5,375
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	3,672	3,685
GTL Trade Finance, Inc. 7.250% due 04/16/2044	5,200	6,243
GTP Acquisition Partners LLC 3.482% due 06/15/2050	7,500	7,876
Halliburton Co.
2.920% due 03/01/2030 (j)	2,800	2,661
4.850% due 11/15/2035	10,400	10,950
5.000% due 11/15/2045	6,600	6,828
6.700% due 09/15/2038	1,130	1,341
7.450% due 09/15/2039	21,239	27,453
HCA, Inc.
4.500% due 02/15/2027	8,800	9,818
4.750% due 05/01/2023	6,500	7,056
5.250% due 06/15/2049	7,900	9,534
5.500% due 06/15/2047	23,062	28,138
Heineken NV
4.000% due 10/01/2042	3,066	3,649
4.350% due 03/29/2047	17,000	21,257
Hess Corp.
6.000% due 01/15/2040	9,135	9,813
7.300% due 08/15/2031	2,129	2,489
Home Depot, Inc. 4.400% due 03/15/2045	10,850	13,776
Howmet Aerospace, Inc. 5.900% due 02/01/2027	1,900	2,017
Humana, Inc.
3.950% due 03/15/2027	900	1,022
3.950% due 08/15/2049	13,500	15,944
4.800% due 03/15/2047	8,200	10,720
8.150% due 06/15/2038	1,000	1,500
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030	3,500	3,907
Huntsman International LLC
4.500% due 05/01/2029	4,100	4,320
5.125% due 11/15/2022	18,051	19,130
IHS Markit Ltd.
4.250% due 05/01/2029	7,700	8,822
5.000% due 11/01/2022	9,301	9,988
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	208
3.500% due 07/26/2026	7,800	8,351
3.875% due 07/26/2029	7,100	7,502
4.250% due 07/21/2025	19,615	21,612
Intel Corp.
4.100% due 05/11/2047	2,065	2,598
4.950% due 03/25/2060	9,200	13,591
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	1,500	1,611
5.000% due 09/26/2048	10,000	11,681
International Paper Co.
4.350% due 08/15/2048	6,900	8,152
4.400% due 08/15/2047	6,800	7,961
4.800% due 06/15/2044	12,450	14,866
6.000% due 11/15/2041	7,400	9,769
8.700% due 06/15/2038	9,455	14,515
Japan Tobacco, Inc. 2.000% due 04/13/2021	4,100	4,127
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	2,100	2,180
Juniper Networks, Inc. 5.950% due 03/15/2041	46,478	57,622
Kaiser Foundation Hospitals 4.150% due 05/01/2047	14,300	18,720
Kansas City Southern
2.875% due 11/15/2029	3,200	3,384
3.500% due 05/01/2050	2,300	2,488
4.300% due 05/15/2043	5,000	5,957
4.700% due 05/01/2048	19,600	24,796
4.950% due 08/15/2045	24,795	31,942
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	7,000	8,408
4.985% due 05/25/2038	14,200	18,274

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

5.085% due 05/25/2048	7,300	9,703
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	11,464
5.000% due 08/15/2042	5,500	6,115
5.000% due 03/01/2043	34,835	38,369
5.625% due 09/01/2041	1,700	1,964
5.800% due 03/15/2035	10,942	12,606
6.375% due 03/01/2041	10,715	13,036
6.500% due 02/01/2037	12,219	15,213
6.500% due 09/01/2039	36,840	46,479
6.550% due 09/15/2040	30,300	38,280
6.950% due 01/15/2038	1,800	2,388
7.400% due 03/15/2031	5,000	6,515
7.500% due 11/15/2040	22,967	32,099
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,589
5.625% due 11/15/2023	1,760	1,989
7.800% due 08/01/2031	2,000	2,718
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	13,975
6.375% due 07/15/2028	650	772
6.500% due 02/09/2040	87,238	105,235
6.750% due 03/15/2032	5,025	6,276
6.875% due 01/26/2039	3,900	4,828
7.125% due 08/01/2039	36,043	45,455
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,746
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,200	1,464
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	4,300	4,766
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,721
3.200% due 08/08/2024	7,700	7,671
3.500% due 08/18/2026	131,600	131,335
3.900% due 08/08/2029	24,550	24,218
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	2,900	2,508
Leidos, Inc. 4.375% due 05/15/2030	2,000	2,258
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	12,896
Level 3 Financing, Inc. 3.875% due 11/15/2029	11,700	12,363
Lockheed Martin Corp.
2.800% due 06/15/2050	6,024	6,373
3.600% due 03/01/2035	2,500	3,007
4.500% due 05/15/2036	2,100	2,733
Lowe's Cos., Inc. 4.050% due 05/03/2047	7,940	9,321
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,721
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	4,666
6.600% due 10/01/2037	3,700	3,677
Marriott International, Inc.
2.875% due 03/01/2021	132	133
3.125% due 10/15/2021	1,700	1,704
3.600% due 04/15/2024	10,500	10,563
Marvell Technology Group Ltd. 4.875% due 06/22/2028	14,500	17,462
Masco Corp.
4.375% due 04/01/2026	5,400	6,174
4.500% due 05/15/2047	15,147	15,924
5.950% due 03/15/2022	5,871	6,337
6.500% due 08/15/2032	3,614	4,400
7.750% due 08/01/2029	2,539	3,260
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,943
McDonald's Corp. 3.625% due 09/01/2049	16,800	18,704
Medtronic, Inc. 4.625% due 03/15/2045	3,123	4,211
Merck & Co., Inc.
2.350% due 06/24/2040	8,000	8,158
4.000% due 03/07/2049	13,000	16,900
Micron Technology, Inc.
4.663% due 02/15/2030	25,500	29,814
5.327% due 02/06/2029	18,500	22,159
Microsoft Corp.
2.525% due 06/01/2050	7,400	7,697
2.675% due 06/01/2060	29,510	30,985
3.500% due 02/12/2035	3,500	4,287
3.700% due 08/08/2046	59,071	74,220
Moody's Corp.
3.250% due 05/20/2050	1,500	1,616

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.875% due 12/17/2048	9,000	11,945
5.250% due 07/15/2044	4,144	5,749
Motorola Solutions, Inc. 5.500% due 09/01/2044	5,686	6,402
MPLX LP
3.500% due 12/01/2022	2,525	2,632
4.900% due 04/15/2058	19,120	19,265
5.200% due 03/01/2047	5,000	5,383
5.200% due 12/01/2047	2,100	2,216
5.500% due 02/15/2049	2,630	2,989
Mylan NV
3.950% due 06/15/2026	6,100	6,825
5.250% due 06/15/2046	4,853	6,024
Mylan, Inc.
3.125% due 01/15/2023	700	736
4.200% due 11/29/2023	4,461	4,877
4.550% due 04/15/2028	3,620	4,161
5.200% due 04/15/2048	24,300	29,976
5.400% due 11/29/2043	1,900	2,398
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	41,436
5.950% due 04/01/2041	52,000	77,355
NetApp, Inc. 2.700% due 06/22/2030	6,100	6,122
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050	3,400	3,810
5.750% due 11/15/2041	22,905	30,044
Newell Brands, Inc. 5.875% due 04/01/2036	2,309	2,474
Newmont Goldcorp Corp.
5.450% due 06/09/2044	33,900	45,125
6.250% due 10/01/2039	11,710	16,691
Norfolk Southern Corp.
3.155% due 05/15/2055	20,959	21,530
3.942% due 11/01/2047	6,494	7,659
4.050% due 08/15/2052	8,710	10,503
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	16,837
4.300% due 01/15/2049	17,200	20,607
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	11,197
4.030% due 10/15/2047	3,484	4,220
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	15,498
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	10,121	8,957
NVIDIA Corp.
2.850% due 04/01/2030	2,300	2,563
3.500% due 04/01/2040	5,900	6,908
3.700% due 04/01/2060	3,500	4,181
NVR, Inc.
3.000% due 05/15/2030	10,000	10,462
3.950% due 09/15/2022	5,000	5,327
NXP BV
3.150% due 05/01/2027	1,800	1,914
3.875% due 09/01/2022	21,118	22,334
4.625% due 06/15/2022	20,919	22,292
4.625% due 06/01/2023	28,016	30,754
5.350% due 03/01/2026	10,000	11,903
5.550% due 12/01/2028	2,200	2,677
Occidental Petroleum Corp.
2.900% due 08/15/2024	3,500	2,999
7.000% due 11/15/2027	1,000	807
7.150% due 05/15/2028	14,050	12,575
7.500% due 05/01/2031	8,974	8,382
7.875% due 09/15/2031	2,400	2,283
7.950% due 06/15/2039	28,980	26,209
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (d)(f)	4,491	16
ONE Gas, Inc. 2.000% due 05/15/2030	2,100	2,142
ONEOK Partners LP
6.125% due 02/01/2041	27,327	29,392
6.200% due 09/15/2043	47,644	50,972
6.650% due 10/01/2036	4,765	5,342
6.850% due 10/15/2037	8,494	9,477
Oracle Corp.
2.500% due 04/01/2025	7,700	8,291
2.800% due 04/01/2027	8,600	9,405
2.950% due 04/01/2030	5,500	6,140
3.600% due 04/01/2040	24,000	27,339
3.600% due 04/01/2050	36,400	41,216
3.800% due 11/15/2037	8,405	9,708
3.850% due 07/15/2036	1,500	1,752
3.850% due 04/01/2060	47,260	55,595
3.900% due 05/15/2035	325	394

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.000% due 07/15/2046	15,350	18,198
4.000% due 11/15/2047	66,210	78,573
4.125% due 05/15/2045	5,100	6,137
4.500% due 07/08/2044	1,400	1,767
Otis Worldwide Corp. 3.362% due 02/15/2050	10,000	10,635
Ovintiv, Inc.
5.150% due 11/15/2041	1,581	1,105
7.200% due 11/01/2031	11,096	10,076
7.375% due 11/01/2031	4,600	4,281
Owens Corning
4.300% due 07/15/2047	27,981	28,508
4.400% due 01/30/2048	39,150	40,866
7.000% due 12/01/2036	246	315
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	2,000	2,012
4.750% due 03/22/2028	14,885	15,536
6.000% due 04/07/2023	19,900	21,952
Packaging Corp. of America 4.050% due 12/15/2049	11,300	13,517
PayPal Holdings, Inc. 3.250% due 06/01/2050	7,300	7,988
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,927
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	7,600	7,800
4.125% due 08/01/2023	2,143	2,290
4.250% due 01/17/2023	7,204	7,666
Pernod Ricard S.A. 4.250% due 07/15/2022	400	427
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	12,800	12,934
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,974
6.450% due 05/30/2044	5,700	7,325
Petroleos Mexicanos
6.350% due 02/12/2048	98,153	73,011
6.500% due 03/13/2027	1,600	1,446
6.750% due 09/21/2047	103,726	79,934
6.840% due 01/23/2030	9,900	8,698
6.950% due 01/28/2060	31,972	24,622
7.690% due 01/23/2050	43,624	36,244
Petronas Capital Ltd. 4.550% due 04/21/2050	400	509
Pfizer, Inc.
4.200% due 09/15/2048	600	781
4.300% due 06/15/2043	400	513
4.400% due 05/15/2044	6,900	8,981
5.600% due 09/15/2040	33,365	48,822
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	4,218
4.125% due 03/04/2043	2,575	3,054
4.250% due 11/10/2044	26,000	31,483
4.375% due 11/15/2041	12,700	15,592
4.875% due 11/15/2043	2,500	3,221
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	29,927
Prosus NV 3.680% due 01/21/2030	1,600	1,679
QVC, Inc.
4.375% due 03/15/2023	5,558	5,585
4.850% due 04/01/2024	4,800	4,856
5.125% due 07/02/2022	6,820	6,921
5.950% due 03/15/2043	28,765	24,019
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,818
6.332% due 09/30/2027	3,535	4,129
Raytheon Technologies Corp.
3.125% due 07/01/2050	5,515	5,910
4.350% due 04/15/2047	4,500	5,512
4.450% due 11/16/2038	6,200	7,592
RELX Capital, Inc.
3.000% due 05/22/2030	2,500	2,711
3.500% due 03/16/2023	2,570	2,742
Reynolds American, Inc.
5.850% due 08/15/2045	21,048	26,395
6.150% due 09/15/2043	10,920	13,589
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	24,871
Rogers Communications, Inc. 3.700% due 11/15/2049	4,000	4,422
Ryder System, Inc. 2.500% due 09/01/2022	1,060	1,091
S&P Global, Inc.
3.250% due 12/01/2049	5,000	5,505
4.500% due 05/15/2048	200	259

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	25,970
4.500% due 05/15/2030	26,265	29,057
5.000% due 03/15/2027	36,700	41,090
5.625% due 03/01/2025	300	343
5.750% due 05/15/2024	8,950	10,084
5.875% due 06/30/2026	7,556	8,885
6.250% due 03/15/2022	6,500	6,930
Sands China Ltd.
4.375% due 06/18/2030	12,600	13,171
5.125% due 08/08/2025	26,800	29,130
5.400% due 08/08/2028	35,300	39,089
Sasol Financing USA LLC 6.500% due 09/27/2028	11,200	9,959
Seagate HDD Cayman 4.125% due 01/15/2031	3,500	3,675
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	7,900	8,372
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,733
4.200% due 03/16/2047	6,700	8,872
Southern Co.
3.700% due 04/30/2030	15,100	17,298
4.250% due 07/01/2036	9,300	10,614
4.400% due 07/01/2046	19,705	23,410
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	12,118
Southwest Airlines Co.
4.750% due 05/04/2023	6,470	6,685
5.250% due 05/04/2025	7,465	7,883
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~	2,700	2,515
3.850% due 06/15/2026	2,400	2,196
4.600% due 06/15/2028	800	645
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	5,246	4,460
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	3,575	3,624
5.152% due 09/20/2029	22,100	25,494
Standard Industries, Inc.
4.750% due 01/15/2028	18,600	18,910
5.000% due 02/15/2027	2,380	2,417
Starbucks Corp.
3.500% due 11/15/2050	22,258	23,495
4.450% due 08/15/2049	2,000	2,420
Steel Dynamics, Inc. 3.450% due 04/15/2030	2,000	2,094
Stryker Corp.
1.950% due 06/15/2030	8,100	8,145
2.900% due 06/15/2050	18,500	18,596
Suncor Energy, Inc. 6.500% due 06/15/2038	100	127
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,091
4.950% due 01/15/2043	27,800	25,280
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	14,720
7.000% due 03/16/2047	21,520	23,696
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,251
Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,521
4.441% due 04/24/2023	1,000	1,050
4.892% due 04/24/2025	7,450	7,837
5.676% due 04/24/2048	13,575	13,786
Sysco Corp. 6.600% due 04/01/2050	7,200	9,928
T-Mobile USA, Inc.
2.050% due 02/15/2028	16,100	16,148
2.550% due 02/15/2031	9,500	9,557
3.750% due 04/15/2027	14,400	15,995
3.875% due 04/15/2030	11,695	13,057
4.375% due 04/15/2040	18,700	21,712
4.500% due 04/15/2050	40,300	47,572
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050 (a)	6,800	6,859
3.375% due 07/09/2060 (a)	24,600	24,736
4.400% due 11/26/2023	1,400	1,558
Teck Resources Ltd. 6.125% due 10/01/2035	10,000	11,332
Telefonica Emisiones S.A.
4.665% due 03/06/2038	2,970	3,553
4.895% due 03/06/2048	20,230	24,631
5.213% due 03/08/2047	18,400	23,104
5.520% due 03/01/2049	13,300	17,513
7.045% due 06/20/2036	15,097	21,990

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Tencent Holdings Ltd.
3.240% due 06/03/2050	1,900	1,909
3.290% due 06/03/2060	13,300	13,473
3.925% due 01/19/2038	2,000	2,251
3.975% due 04/11/2029	24,900	28,156
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,800	4,928
7.625% due 04/01/2037	320	426
Tesco PLC 6.150% due 11/15/2037	1,795	2,280
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	8,137	7,870
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	389	382
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	437
Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	25,009
5.650% due 11/23/2043	23,336	31,647
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	19,897
5.500% due 09/01/2041	14,800	17,859
5.875% due 11/15/2040	5,000	6,177
6.550% due 05/01/2037	7,306	9,619
6.750% due 06/15/2039	52,495	69,901
7.300% due 07/01/2038	2,080	2,886
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,323
8.375% due 07/15/2033	18,420	27,773
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,941	6,575
Total Capital International S.A.
3.386% due 06/29/2060	17,700	18,277
3.461% due 07/12/2049	15,000	16,237
Toyota Tsusho Corp. 3.625% due 09/13/2023	6,920	7,420
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,302
4.875% due 05/15/2048	22,100	27,353
5.100% due 03/15/2049	4,110	5,250
6.200% due 10/15/2037	3,484	4,666
7.250% due 08/15/2038	1,075	1,554
7.625% due 01/15/2039	10,020	15,527
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	24,939
5.400% due 08/15/2041	4,330	5,166
TTX Co. 4.600% due 02/01/2049	3,700	4,804
Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	1,204
4.875% due 08/15/2034	950	1,209
5.100% due 09/28/2048	7,700	10,026
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,661	5,519
4.625% due 12/03/2026	2,512	2,133
7.125% due 04/22/2025	1,893	1,625
Union Pacific Corp.
3.250% due 02/05/2050	6,600	7,253
3.550% due 08/15/2039	2,800	3,145
3.750% due 02/05/2070	9,500	10,639
3.950% due 08/15/2059	7,100	8,535
4.100% due 09/15/2067	4,347	5,227
4.300% due 03/01/2049	14,600	18,726
4.375% due 11/15/2065	12,500	15,611
United Airlines Pass-Through Trust
3.100% due 01/07/2030	28,820	27,770
3.100% due 04/07/2030	3,674	3,078
3.450% due 01/07/2030	923	771
3.500% due 09/01/2031	3,452	3,245
3.750% due 03/03/2028	5,743	5,253
4.000% due 10/11/2027	11,943	10,984
4.150% due 02/25/2033	9,688	9,572
4.300% due 02/15/2027	13,274	12,481
4.550% due 08/25/2031	15,221	12,652
United Technologies Corp. 4.050% due 05/04/2047	7,100	8,496
UnitedHealth Group, Inc.
3.125% due 05/15/2060	5,600	5,995
3.500% due 08/15/2039	7,600	8,847
3.700% due 08/15/2049	9,000	10,663
3.750% due 10/15/2047	8,100	9,696
3.875% due 08/15/2059	6,400	7,854
4.625% due 11/15/2041	14,000	18,412
4.750% due 07/15/2045	10,099	13,619
5.800% due 03/15/2036	300	425
5.950% due 02/15/2041	4,700	7,007

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

6.625% due 11/15/2037		2,150	3,293
Vale Overseas Ltd.
6.250% due 08/10/2026		28,600	33,684
6.875% due 11/21/2036		22,806	29,894
6.875% due 11/10/2039		13,333	17,457
Vale S.A. 3.750% due 01/10/2023	EUR	8,000	9,318
Valero Energy Corp. 4.000% due 04/01/2029		$10,000	11,135
Verisk Analytics, Inc. 3.625% due 05/15/2050		13,700	15,563
ViacomCBS, Inc.
4.850% due 07/01/2042		13,334	14,197
4.900% due 08/15/2044		4,027	4,384
7.875% due 07/30/2030		7,800	11,279
VMware, Inc.
3.900% due 08/21/2027		18,200	19,291
4.500% due 05/15/2025		2,900	3,176
4.650% due 05/15/2027		7,000	7,753
4.700% due 05/15/2030		23,500	26,026
Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		1,900	2,042
3.750% due 05/13/2030		11,200	12,412
Walgreen Co. 4.400% due 09/15/2042		2,000	2,093
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		1,700	1,847
Walmart, Inc. 3.950% due 06/28/2038		1,100	1,401
Walt Disney Co.
2.750% due 09/01/2049		22,900	22,387
3.500% due 05/13/2040		11,900	13,013
3.600% due 01/13/2051		14,900	16,647
3.800% due 05/13/2060		70,200	80,824
4.750% due 09/15/2044		6,000	7,699
Waste Management, Inc. 4.000% due 07/15/2039		1,248	1,290
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024		9,100	9,236
Western & Southern Life Insurance Co. 5.150% due 01/15/2049		16,000	20,283
Western Digital Corp. 4.750% due 02/15/2026		9,300	9,640
Western Midstream Operating LP
5.250% due 02/01/2050		4,000	3,486
5.450% due 04/01/2044		2,600	2,178
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		4,690	5,225
WestRock RKT LLC 4.000% due 03/01/2023		8,350	8,915
Whirlpool Corp. 5.150% due 03/01/2043		21,075	24,115
Williams Cos., Inc. 8.750% due 03/15/2032		2,610	3,874
Woodside Finance Ltd.
3.650% due 03/05/2025		500	525
4.500% due 03/04/2029		5,800	6,258
4.600% due 05/10/2021		1,100	1,120
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	9,947
5.500% due 03/01/2025		54,700	50,225
Yale University 2.402% due 04/15/2050		6,900	7,050
Yara International ASA
3.148% due 06/04/2030		5,000	5,209
4.750% due 06/01/2028		5,900	6,801
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~		6,100	6,099
4.250% due 08/15/2035		1,681	1,789
Zoetis, Inc.
3.950% due 09/12/2047		9,000	10,812
4.450% due 08/20/2048		7,500	9,699
4.700% due 02/01/2043		9,069	11,996
			11,343,993
UTILITIES 15.6%
AEP Texas, Inc.
2.100% due 07/01/2030 (a)		19,000	18,992
4.150% due 05/01/2049		8,900	10,551
AES Corp. 3.950% due 07/15/2030		8,800	9,323
Alabama Power Co.
3.850% due 12/01/2042		2,950	3,493
4.300% due 07/15/2048		8,700	10,742
5.200% due 06/01/2041		200	251

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Ameren Illinois Co.
3.250% due 03/15/2050		2,600	2,880
3.700% due 12/01/2047		3,700	4,290
American Transmission Systems, Inc. 5.000% due 09/01/2044		11,300	14,053
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,826
4.300% due 12/01/2042		8,700	10,700
6.593% due 10/15/2037		150	224
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,526
5.800% due 10/01/2035		2,176	2,973
6.375% due 04/01/2036		5,146	6,671
6.700% due 08/15/2037		3,600	4,997
7.000% due 04/01/2038		2,978	4,440
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	14,616
3.500% due 12/01/2049		7,100	7,699
AT&T, Inc.
3.150% due 09/04/2036	EUR	4,500	5,742
3.650% due 06/01/2051		$10,500	11,004
3.850% due 06/01/2060		2,170	2,312
4.300% due 02/15/2030		60,681	70,950
4.350% due 06/15/2045		52,732	59,412
4.500% due 03/09/2048		125,962	148,055
4.550% due 03/09/2049		111,412	131,526
4.750% due 05/15/2046		3,700	4,388
4.800% due 06/15/2044		113,800	134,921
4.850% due 03/01/2039		4,300	5,191
4.900% due 08/15/2037		8,579	10,301
5.150% due 03/15/2042		12,200	15,244
5.150% due 11/15/2046		44,925	56,581
5.150% due 02/15/2050		31,507	40,452
5.300% due 08/15/2058		29,090	37,910
5.350% due 09/01/2040		11,908	14,986
5.450% due 03/01/2047		34,738	45,509
6.000% due 08/15/2040		4,400	5,932
6.375% due 03/01/2041		15,500	22,011
8.750% due 11/15/2031		265	396
Atmos Energy Corp. 4.300% due 10/01/2048		20,000	25,535
Avangrid, Inc. 3.800% due 06/01/2029		4,000	4,652
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		4,700	5,518
4.450% due 01/15/2049		27,790	35,668
4.500% due 02/01/2045		580	736
6.125% due 04/01/2036		10,154	14,655
BG Energy Capital PLC 5.125% due 10/15/2041		31,445	40,272
Black Hills Corp. 2.500% due 06/15/2030		9,200	9,418
Boston Gas Co. 4.487% due 02/15/2042		7,784	9,653
British Telecommunications PLC 9.625% due 12/15/2030		27,075	44,307
British Transco International Finance BV 0.000% due 11/04/2021 (d)		1,950	1,926
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	9,341
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	4,595
4.250% due 02/01/2049		5,700	7,253
CenterPoint Energy, Inc. 4.250% due 11/01/2028		1,200	1,396
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	423
Cleco Power LLC 6.000% due 12/01/2040		18,175	23,004
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	9,071
CMS Energy Corp. 4.700% due 03/31/2043		5,437	6,569
CNOOC Finance Ltd.
3.000% due 05/09/2023		20,750	21,678
3.875% due 05/02/2022		10,900	11,408
CNOOC Finance ULC 4.250% due 04/30/2024		42,750	47,151
Commonwealth Edison Co. 3.000% due 03/01/2050		3,200	3,383
Connecticut Light & Power Co.
4.000% due 04/01/2048		1,300	1,589
4.300% due 04/15/2044		14,609	18,755
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		2,500	2,851
3.950% due 04/01/2050		3,400	4,065

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.125% due 05/15/2049	18,110	22,107
4.200% due 03/15/2042	5,000	6,023
4.500% due 05/15/2058	17,810	22,470
4.625% due 12/01/2054	2,285	2,908
5.500% due 12/01/2039	4,900	6,544
5.700% due 06/15/2040	4,900	6,815
Consumers Energy Co.
4.050% due 05/15/2048	8,100	10,211
4.100% due 11/15/2045	2,150	2,575
4.350% due 04/15/2049	14,000	18,522
Dayton Power & Light Co. 3.950% due 06/15/2049	12,500	13,373
Deutsche Telekom AG 3.625% due 01/21/2050	14,700	16,330
DTE Electric Co.
2.625% due 03/01/2031	6,300	6,835
2.950% due 03/01/2050	4,100	4,299
3.950% due 06/15/2042	500	578
4.300% due 07/01/2044	9,150	11,416
Duke Energy Carolinas LLC
3.200% due 08/15/2049	17,700	19,885
3.700% due 12/01/2047	15,355	18,149
3.750% due 06/01/2045	4,358	5,094
3.875% due 03/15/2046	934	1,118
3.950% due 03/15/2048	9,915	12,306
4.000% due 09/30/2042	3,500	4,224
4.250% due 12/15/2041	16,400	20,261
Duke Energy Corp.
2.450% due 06/01/2030	7,000	7,391
3.750% due 09/01/2046	17,850	20,248
3.950% due 08/15/2047	4,670	5,471
4.200% due 06/15/2049	5,000	6,152
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	9,620
5.650% due 04/01/2040	7,400	10,444
Duke Energy Indiana LLC 4.900% due 07/15/2043	105	139
Duke Energy Progress LLC
3.600% due 09/15/2047	41,600	48,086
4.100% due 03/15/2043	6,026	7,278
E.ON International Finance BV 6.650% due 04/30/2038	3,020	4,173
East Ohio Gas Co. 2.000% due 06/15/2030	7,100	7,101
Electricite de France S.A.
4.875% due 01/22/2044	9,140	10,816
4.950% due 10/13/2045	14,855	18,178
5.000% due 09/21/2048	6,300	8,020
6.000% due 01/22/2114	17,338	22,293
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	13,435
Enable Midstream Partners LP
4.400% due 03/15/2027	800	738
5.000% due 05/15/2044	21,573	17,330
Enel Finance International NV
3.625% due 05/25/2027	7,900	8,637
4.625% due 09/14/2025	4,500	5,128
4.750% due 05/25/2047	48,680	58,162
4.875% due 06/14/2029	2,800	3,312
Entergy Corp.
2.800% due 06/15/2030	4,300	4,538
3.750% due 06/15/2050	17,000	18,944
Evergy Kansas Central, Inc. 3.450% due 04/15/2050	10,100	11,232
Eversource Energy 3.350% due 03/15/2026	2,838	3,076
Exelon Corp.
4.050% due 04/15/2030	4,900	5,668
4.700% due 04/15/2050	2,100	2,680
5.625% due 06/15/2035	7,000	9,204
Exelon Generation Co. LLC
3.250% due 06/01/2025	4,400	4,748
5.600% due 06/15/2042	16,164	18,192
6.250% due 10/01/2039	13,115	15,616
FirstEnergy Corp.
2.250% due 09/01/2030	8,350	8,385
3.400% due 03/01/2050	12,200	13,093
FirstEnergy Transmission LLC
4.350% due 01/15/2025	10,846	12,274
5.450% due 07/15/2044	10,100	13,066
Florida Power & Light Co.
3.700% due 12/01/2047	18,800	22,602
3.950% due 03/01/2048	5,660	7,127
4.050% due 10/01/2044	4,200	5,254
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	19,650	20,517

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

6.000% due 11/27/2023		22,325	24,850
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,467
3.125% due 11/17/2023		10,700	12,570
4.250% due 04/06/2024	GBP	12,600	16,509
5.150% due 02/11/2026		$24,500	27,255
5.999% due 01/23/2021		21,100	21,657
6.510% due 03/07/2022		36,075	38,770
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		20,000	19,950
Idaho Power Co. 4.850% due 08/15/2040		9,000	11,339
Indiana Michigan Power Co.
4.250% due 08/15/2048		5,000	6,186
4.550% due 03/15/2046		500	635
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	7,139
Interstate Power and Light Co. 2.300% due 06/01/2030		12,600	12,893
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		600	653
Jersey Central Power & Light Co. 6.150% due 06/01/2037		6,200	7,990
Kentucky Utilities Co.
3.300% due 06/01/2050		6,400	6,871
4.375% due 10/01/2045		7,100	8,640
5.125% due 11/01/2040		14,500	19,144
Louisville Gas & Electric Co. 4.250% due 04/01/2049		7,900	9,627
Metropolitan Edison Co. 3.500% due 03/15/2023		1,900	2,007
MidAmerican Energy Co.
3.650% due 08/01/2048		6,000	7,130
3.950% due 08/01/2047		8,262	10,107
4.250% due 07/15/2049		1,800	2,340
4.400% due 10/15/2044		500	635
5.800% due 10/15/2036		3,000	4,336
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	13,167
Mississippi Power Co. 4.250% due 03/15/2042		7,400	8,730
Monongahela Power Co. 5.400% due 12/15/2043		700	980
Narragansett Electric Co. 3.395% due 04/09/2030		4,500	5,074
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		8,500	11,010
New York State Electric & Gas Corp. 3.300% due 09/15/2049		2,300	2,377
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		6,500	6,692
2.750% due 05/01/2025		8,400	9,086
5.650% due 05/01/2079 •		5,100	5,573
NGPL PipeCo LLC 7.768% due 12/15/2037		1,100	1,346
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		3,850	4,463
NiSource, Inc.
3.600% due 05/01/2030		3,400	3,893
3.950% due 03/30/2048		7,200	8,354
4.375% due 05/15/2047		16,445	19,896
5.650% due 02/01/2045		6,240	8,483
5.800% due 02/01/2042		6,723	9,035
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		22,300	23,467
NSTAR Electric Co. 4.400% due 03/01/2044		1,500	1,889
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		1,311	1,124
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		7,237	2,171
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,158	956
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		6,412	609
Oglethorpe Power Corp.
5.050% due 10/01/2048		30,000	34,011
5.250% due 09/01/2050		25,000	29,278
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,950
8.250% due 10/15/2038		1,000	1,605
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040		4,000	5,326
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		7,500	8,281
3.700% due 11/15/2028		2,400	2,821

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.100% due 11/15/2048		2,000	2,532
5.250% due 09/30/2040		15,100	20,917
5.300% due 06/01/2042		600	836
7.250% due 01/15/2033		3,400	5,208
7.500% due 09/01/2038		2,590	4,240
ONEOK, Inc.
4.000% due 07/13/2027		2,730	2,775
4.950% due 07/13/2047		4,900	4,725
5.200% due 07/15/2048		78,625	78,417
Orange S.A. 9.000% due 03/01/2031		11,250	18,365
Pacific Gas & Electric Co.
2.950% due 03/01/2026 ^(c)		300	324
3.300% due 12/01/2027 ^(c)		7,300	7,916
Pacific Gas and Electric Co.
2.500% due 02/01/2031		9,700	9,507
3.300% due 08/01/2040		17,400	16,975
3.500% due 08/01/2050 (j)		55,288	53,512
4.650% due 08/01/2028		4,300	5,175
PacifiCorp
3.300% due 03/15/2051		16,000	17,707
4.125% due 01/15/2049		1,400	1,735
6.000% due 01/15/2039		1,500	2,204
PECO Energy Co.
2.800% due 06/15/2050		8,400	8,694
4.150% due 10/01/2044		8,900	11,040
4.800% due 10/15/2043		1,185	1,554
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,309	3,010
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	13,784
4.875% due 07/17/2049		11,200	12,228
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	16,178
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/2050		$9,095	9,968
Plains All American Pipeline LP
3.650% due 06/01/2022		6,271	6,413
4.500% due 12/15/2026		4,550	4,826
5.150% due 06/01/2042		40,302	39,132
6.650% due 01/15/2037		1,425	1,550
6.700% due 05/15/2036		2,533	2,803
PPL Electric Utilities Corp.
3.000% due 10/01/2049		20,000	21,227
5.200% due 07/15/2041		5,500	7,248
Progress Energy, Inc.
6.000% due 12/01/2039		700	954
7.750% due 03/01/2031		13,091	19,075
Public Service Co. of Colorado
3.200% due 03/01/2050		12,300	13,771
3.950% due 03/15/2043		1,500	1,785
4.100% due 06/15/2048		4,000	5,038
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	5,513
Public Service Co. of Oklahoma 6.625% due 11/15/2037		1,135	1,553
Puget Energy, Inc. 4.100% due 06/15/2030		6,500	7,189
Puget Sound Energy, Inc.
4.223% due 06/15/2048		5,400	6,804
5.764% due 07/15/2040		8,200	11,081
Rio Oil Finance Trust 9.750% due 01/06/2027		17,708	18,394
San Diego Gas & Electric Co.
3.320% due 04/15/2050		2,500	2,729
3.750% due 06/01/2047		1,550	1,794
3.950% due 11/15/2041		1,968	2,226
4.100% due 06/15/2049		10,500	12,902
4.150% due 05/15/2048		12,140	14,699
4.500% due 08/15/2040		2,600	3,207
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		54,700	62,875
5.500% due 04/08/2044		37,700	45,619
Sempra Energy
3.250% due 06/15/2027		3,300	3,636
3.400% due 02/01/2028		1,000	1,100
4.000% due 02/01/2048		8,424	9,311
4.875% due 10/15/2025 •(f)		21,200	21,253
6.000% due 10/15/2039		15,145	21,017
Shell International Finance BV
3.250% due 04/06/2050		8,790	9,472
3.625% due 08/21/2042		3,900	4,327
4.000% due 05/10/2046		400	473
4.125% due 05/11/2035		44,400	54,208
4.550% due 08/12/2043		11,450	14,404

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Southern California Edison Co.
3.700% due 08/01/2025	5,000	5,535
3.900% due 12/01/2041	42,994	46,999
3.900% due 03/15/2043	6,655	7,446
4.000% due 04/01/2047	69,400	79,383
4.050% due 03/15/2042	3,834	4,382
4.125% due 03/01/2048	16,291	19,086
4.500% due 09/01/2040	445	525
4.650% due 10/01/2043	34,205	41,991
5.750% due 04/01/2035	2,073	2,818
6.000% due 01/15/2034	900	1,210
6.050% due 03/15/2039	17,000	22,958
6.650% due 04/01/2029	6,995	8,680
Southern California Gas Co.
3.750% due 09/15/2042	4,900	5,528
3.950% due 02/15/2050	8,127	9,893
4.125% due 06/01/2048	10,000	12,500
4.300% due 01/15/2049	100	127
5.125% due 11/15/2040	1,300	1,696
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	13,113
5.875% due 03/15/2041	7,500	9,982
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	959
3.850% due 02/01/2048	20,000	21,490
6.200% due 03/15/2040	14,340	19,803
Southwestern Public Service Co. 6.000% due 10/01/2036	2,000	2,685
Tampa Electric Co. 4.450% due 06/15/2049	20,000	25,470
Telefonica Europe BV 8.250% due 09/15/2030	18,950	29,195
Verizon Communications, Inc.
1.492% (US0003M + 1.100%) due 05/15/2025 ~	1,300	1,317
3.850% due 11/01/2042	16,560	20,244
4.016% due 12/03/2029	26,055	31,205
4.329% due 09/21/2028	1,600	1,927
4.522% due 09/15/2048	37,092	49,102
4.672% due 03/15/2055	137,984	187,853
4.862% due 08/21/2046	11,470	15,618
5.012% due 04/15/2049	23,504	32,853
5.012% due 08/21/2054	29,600	42,957
5.250% due 03/16/2037	1,100	1,491
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	9,266
4.600% due 12/01/2048	4,455	5,880
6.000% due 05/15/2037	400	561
Vodafone Group PLC
4.375% due 05/30/2028	11,700	13,922
4.875% due 06/19/2049	33,355	41,971
5.125% due 06/19/2059	28,800	38,044
5.250% due 05/30/2048	25,700	33,871
6.150% due 02/27/2037	668	937
6.250% due 11/30/2032	2,650	3,638
7.000% due 04/04/2079 •	5,700	6,686
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	18,503
5.700% due 12/01/2036	220	304
Wisconsin Public Service Corp. 3.300% due 09/01/2049	4,900	5,327
Xcel Energy, Inc. 3.400% due 06/01/2030	2,000	2,306
		4,315,071
Total Corporate Bonds & Notes (Cost $20,105,045)		22,648,406
MUNICIPAL BONDS & NOTES 3.3%
CALIFORNIA 1.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	11,787
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	8,400
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	650	831
6.907% due 10/01/2050	28,895	52,038
7.043% due 04/01/2050	15,775	28,351
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,182
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,453
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,466
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	25,713

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

7.500% due 04/01/2034	4,840	7,908
7.550% due 04/01/2039	12,135	21,662
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	13,403
7.950% due 03/01/2036	2	2
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	13,756
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	3,082
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	15,638
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	31,872
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,897
7.618% due 08/01/2040	5,200	8,733
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	717
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,284
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	141
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	3,000
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,377
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	770
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	15,800
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	16,111
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,787
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	40,216
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,801
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	661
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,799
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010 7.750% due 09/01/2040	400	404
University of California Revenue Bonds, Series 2012 4.053% due 05/15/2041	5,000	6,142
		378,184
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,352	3,430
6.655% due 04/01/2057	43,289	63,622
		67,052
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,224
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	22,628
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	7,449
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,965	2,062
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,830
		37,193
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,658
MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	3,960
MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	15,523

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.562% due 04/01/2050	7,000	7,280
		22,803
NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	24,851
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	7,291
NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	23,634
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	9,307
5.508% due 08/01/2037	800	1,122
5.572% due 11/01/2038	9,000	12,467
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	24,050	27,774
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,582
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	633
5.389% due 03/15/2040	200	280
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,319
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	11,963
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	715
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	279
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	112,150
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,104
		208,329
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,462
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	73,726
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,498
7.734% due 02/15/2033	7,325	10,523
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	103
		87,312
PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,556
TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	17,665
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	20,529
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	8,601
		46,795
VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,979
Total Municipal Bonds & Notes (Cost $650,941)		903,963
U.S. GOVERNMENT AGENCIES 9.9%
Freddie Mac
4.023% due 08/15/2032 ~	5	5
4.325% due 10/25/2052 ~	19,240	22,397
Ginnie Mae
4.500% due 09/15/2033	10	11
8.500% due 09/15/2030	4	4
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	16,345	17,664

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.000% due 10/01/2040 - 08/01/2049		3,764	4,009
6.000% due 01/01/2023 - 06/01/2038		8	9
7.000% due 11/01/2026		6	7
8.500% due 08/01/2026		1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050		79,650	81,211
2.500% due 07/01/2050 - 09/01/2050		641,820	667,671
3.000% due 08/01/2050 - 09/01/2050		698,090	732,929
3.500% due 07/01/2050 - 08/01/2050		1,154,886	1,214,687
4.000% due 07/01/2050 - 08/01/2050		7,250	7,685
Total U.S. Government Agencies (Cost $2,741,797)			2,748,290
U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Bonds
1.250% due 05/15/2050 (j)		276,647	265,668
2.250% due 08/15/2049 (j)		155,072	186,468
2.375% due 11/15/2049 (j)		543,470	671,101
2.500% due 02/15/2045 (l)(n)		188,518	232,580
2.500% due 02/15/2046 (j)		213,985	264,986
2.500% due 05/15/2046 (j)(l)(n)		342,000	424,113
2.750% due 11/15/2042 (j)(l)(n)		185,200	237,302
2.750% due 08/15/2047 (j)(l)		216,500	282,833
2.750% due 11/15/2047 (j)(l)		100,512	131,480
2.875% due 05/15/2043 (l)(n)		23,850	31,169
2.875% due 08/15/2045 (j)(l)(n)		105,207	138,672
2.875% due 05/15/2049 (j)(l)		829,792	1,122,310
3.000% due 05/15/2045 (j)(l)(n)		231,583	310,986
3.000% due 08/15/2048 (j)(l)(n)		312,064	429,051
3.000% due 02/15/2049 (j)(l)(n)		121,228	167,321
3.125% due 02/15/2043 (j)(l)(n)		196,900	267,038
3.125% due 05/15/2048 (j)(l)(n)		242,485	339,758
3.625% due 02/15/2044 (j)		253,889	371,724
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (l)		292	312
0.375% due 01/15/2027 (l)		478	516
0.500% due 01/15/2028 (l)		1,008	1,106
0.625% due 01/15/2026 (l)		16,135	17,493
1.000% due 02/15/2049 (j)		23,348	31,222
1.750% due 01/15/2028 (l)		15,179	18,125
2.375% due 01/15/2027 (l)		27,658	33,624
2.500% due 01/15/2029 (l)		25,203	32,337
3.875% due 04/15/2029 (l)		936	1,324
Total U.S. Treasury Obligations (Cost $4,576,449)			6,010,619
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		20,220	15,980
BCAP LLC Trust
0.668% due 05/26/2035 •		110	108
2.531% due 11/26/2046 •		108	108
Countrywide Home Loan Mortgage Pass-Through Trust 0.845% due 02/25/2035 •		14	13
HomeBanc Mortgage Trust 0.625% due 07/25/2035 •		5,364	5,258
Merrill Lynch Mortgage Investors Trust
1.257% due 01/25/2029 •		60	59
2.495% due 03/25/2028 •		16	15
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	10,821
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		20,931	22,100
Structured Adjustable Rate Mortgage Loan Trust 3.714% due 09/25/2034 ~		474	472
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	10,157	12,588
Total Non-Agency Mortgage-Backed Securities (Cost $73,985)			67,522
ASSET-BACKED SECURITIES 0.4%
AASET U.S. Ltd. 3.844% due 01/16/2038		$10,275	9,321
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		11,169	8,232
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		246	247
Finance America Mortgage Loan Trust 1.055% due 11/25/2034 •		8,662	8,437
JPMorgan Mortgage Acquisition Corp. 0.665% due 12/25/2035 •		4,748	4,614
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,316	5,452
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		18,507	15,685

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

MAPS Ltd. 4.212% due 05/15/2043		8,786	7,768
METAL LLC 4.581% due 10/15/2042		13,073	9,737
Morgan Stanley ABS Capital, Inc. Trust 1.040% due 03/25/2034 •		7,978	7,746
RBSSP Resecuritization Trust 0.328% due 11/26/2036 •		1,093	1,076
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		12,378	11,179
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	12,080
Sprite Ltd. 4.250% due 12/15/2037		9,585	8,034
START Ireland 4.089% due 03/15/2044		5,277	4,721
Structured Asset Securities Corp. Mortgage Loan Trust 1.185% due 08/25/2037 •		278	276
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		4,176	4,162
Total Asset-Backed Securities (Cost $133,510)			118,767
SOVEREIGN ISSUES 3.1%
Brazil Government International Bond 5.000% due 01/27/2045		46,630	44,849
Colombia Government International Bond 6.125% due 01/18/2041		200	249
Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		13,700	15,129
3.875% due 04/16/2050		12,600	14,940
Indonesia Government International Bond 4.200% due 10/15/2050		15,200	17,026
Israel Government International Bond
3.875% due 07/03/2050		18,000	21,445
4.125% due 01/17/2048		13,300	16,529
4.500% due 04/03/2120		4,600	5,957
Mexico Government International Bond
4.500% due 01/31/2050		27,431	28,281
4.600% due 02/10/2048		23,200	24,170
5.750% due 10/12/2110		1,550	1,723
6.050% due 01/11/2040		1,238	1,513
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,100	8,257
5.400% due 08/12/2034		11,600	3,454
5.940% due 02/12/2029		143,300	46,738
6.150% due 08/12/2032		48,800	15,810
6.350% due 08/12/2028		181,000	60,518
6.900% due 08/12/2037		21,533	7,298
6.950% due 08/12/2031		95,500	32,801
8.200% due 08/12/2026		219,400	80,080
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$6,200	6,389
Qatar Government International Bond
3.875% due 04/23/2023		700	752
4.000% due 03/14/2029		14,500	16,713
4.400% due 04/16/2050		8,900	11,038
4.817% due 03/14/2049		4,000	5,274
5.103% due 04/23/2048		24,600	33,526
Russia Government International Bond
7.650% due 04/10/2030	RUB	9,423,900	150,088
8.500% due 09/17/2031		2,568,000	43,659
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,634
4.000% due 04/17/2025		500	555
4.500% due 10/26/2046		47,700	54,998
4.625% due 10/04/2047		14,800	17,314
5.000% due 04/17/2049		15,000	18,604
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,938
5.750% due 09/30/2049		38,900	33,933
Uruguay Government International Bond 4.975% due 04/20/2055		5,100	6,556
Total Sovereign Issues (Cost $834,394)			862,738
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	26,199

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $24,500)		26,199
PREFERRED SECURITIES 2.8%
BANKING & FINANCE 2.5%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)	130,000	13,650
American Express Co. 3.598% due 09/15/2020 ~(f)	17,900,000	15,277
Bank of America Corp.
4.300% due 01/28/2025 •(f)	3,500,000	3,129
5.125% due 06/20/2024 •(f)	20,798,000	20,685
5.875% due 03/15/2028 •(f)	130,354,000	133,422
Bank of New York Mellon Corp. 3.726% due 09/20/2020 ~(f)	5,700,000	5,408
Charles Schwab Corp.
4.625% due 03/01/2022 •(f)	3,000,000	2,828
5.000% due 12/01/2027 •(f)	9,400,000	9,267
Citigroup, Inc. 5.950% due 05/15/2025 •(f)	5,300,000	5,273
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(f)	15,000,000	13,353
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(f)	8,956,000	14,779
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)	4,800,000	7,588
JPMorgan Chase & Co.
3.616% due 10/01/2020 ~(f)	19,175,000	16,958
4.000% due 04/01/2025 •(f)(j)	26,000,000	22,773
4.230% (US0003M + 3.470%) due 07/30/2020 ~(f)	29,187,000	26,625
4.600% due 02/01/2025 •(f)	23,400,000	20,893
5.000% due 08/01/2024 •(f)	30,100,000	28,977
6.000% due 08/01/2023 •(f)	8,410,000	8,500
6.100% due 10/01/2024 •(f)	81,200,000	83,264
6.125% due 04/30/2024 •(f)	29,650,000	30,320
6.750% due 02/01/2024 •(f)	26,742,000	28,804
MetLife Capital Trust 7.875% due 12/15/2067	11,690,000	14,829
MetLife, Inc.
3.888% due 07/31/2020 ~(f)	19,650,000	17,771
5.875% due 03/15/2028 •(f)	6,800,000	7,188
Nationwide Building Society 10.250% ~	9,750	1,891
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	6,496
State Street Corp.
5.625% due 12/15/2023 •(f)	4,500,000	4,370
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	52,750	1,384
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (f)	13,900,000	16,665
U.S. Bancorp 5.300% due 04/15/2027 •(f)	23,300,000	23,547
Wells Fargo & Co.
5.875% due 06/15/2025 •(f)	3,400,000	3,541
5.900% due 06/15/2024 •(f)	85,329,000	84,734
		694,189
INDUSTRIALS 0.2%
General Electric Co. 5.000% due 01/21/2021 •(f)	43,582,000	34,284
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (f)	16,400,000	16,443
		50,727
UTILITIES 0.1%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	13,900,000	13,478
DTE Energy Co. 5.250% due 12/01/2062	11,150	280
Entergy Arkansas LLC 4.750% due 06/01/2063	38,000	968
Entergy Louisiana LLC 4.700% due 06/01/2063	29,925	751

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Entergy Texas, Inc. 5.625% due 06/01/2064	483,816	12,463
		27,940
Total Preferred Securities (Cost $779,321)		772,856
SHORT-TERM INSTRUMENTS 0.5%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 0.5%		137,009
Total Short-Term Instruments (Cost $137,009)		137,009
Total Investments in Securities (Cost $30,433,303)		34,665,407
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	20,956	207
Total Short-Term Instruments (Cost $206)		207
Total Investments in Affiliates (Cost $206)		207
Total Investments 125.1% (Cost $30,433,509)		$34,665,614
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $(109,490))		4,700
Other Assets and Liabilities, net (25.1)%		(6,951,160)
Net Assets 100.0%		$27,719,154

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$36,771	$36,311	0.13%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	4,139	0.01
Morgan Stanley	7.500	04/02/2032	02/11/2020	45,875	46,831	0.17
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,677	0.10
$110,646	$113,958	0.41%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.100%	06/30/2020	07/01/2020	$122,344	U.S. Treasury Bonds 2.250% due 08/15/2049	$(114,951)	$122,344	$122,344
U.S. Treasury Notes 1.500% due 02/15/2030	(6,749)
FICC	0.000	06/30/2020	07/01/2020	14,665	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(14,958)	14,665	14,665
Total Repurchase Agreements	$(136,658)	$137,009	$137,009
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	04/22/2020	TBD(3)	$(2,719)	$(2,716)
(0.100)	06/19/2020	TBD(3)	(35,318)	(35,317)
0.000	06/22/2020	TBD(3)	(10,987)	(10,987)
0.100	06/22/2020	TBD(3)	(876)	(876)
0.150	06/22/2020	TBD(3)	(6,540)	(6,540)
BSN	0.240	06/05/2020	07/13/2020	(54,017)	(54,027)
CFR	(0.150)	04/22/2020	TBD(3)	(11,133)	(11,130)
JPS	0.140	06/23/2020	07/07/2020	(6,730)	(6,730)
0.180	06/30/2020	07/02/2020	(245,265)	(245,266)
NOM	(2.500)	04/20/2020	TBD(3)	(568)	(565)
(2.500)	04/22/2020	TBD(3)	(1,421)	(1,414)
(2.500)	04/29/2020	TBD(3)	(625)	(623)
0.100	06/24/2020	TBD(3)	(957)	(957)
NXN	0.180	06/05/2020	07/07/2020	(2,004,068)	(2,004,328)
SCX	0.230	06/03/2020	07/08/2020	(250,212)	(250,257)
STR	0.170	07/01/2020	07/02/2020	(1,409,761)	(1,409,761)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

					0.180	06/30/2020	07/01/2020	(1,535,599)		(1,535,606)
Total Reverse Repurchase Agreements										$(5,577,100)
SALE-BUYBACK TRANSACTIONS:
Counterparty					Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(4)
BCY					0.230%	07/01/2020	07/24/2020	$(11,423)		$(11,423)
BPG					0.220	07/01/2020	09/04/2020	(2,391)		(2,391)
GSC					0.060	06/30/2020	07/06/2020	(267,829)		(267,829)
NOM					0.100	06/17/2020	07/15/2020	(30,087)		(30,088)
UBS					0.200	07/01/2020	07/08/2020	(1,860)		(1,860)
					0.200	07/01/2020	07/20/2020	(4,251)		(4,251)
Total Sale-Buyback Transactions										$(317,842)
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2050	$16,700	$(17,024)	$(17,024)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2050	65,000	(67,468)	(67,740)
Total Short Sales (0.3)%									$(84,492)	$(84,764)
(j)					Securities with an aggregate market value of $4,570,003 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(3,927,656) at a weighted average interest rate of 0.400%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(4)					Payable for sale-buyback transactions includes $(7) of deferred price drop.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	4,027	$(560,445)	$(1,647)		$629	$0
Total Futures Contracts							$(1,647)		$629	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.032%	$17,200	$(354)	$270	$(84)	$0	$0
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.127	31,600	(783)	643	(140)	0	(2)
						$(1,137)	$913	$(224)	$0	$(2)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.811%	$2,700	$29	$(25)	$4	$2	$0
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.865	2,600	22	(18)	4	5	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.096	7,600	173	(69)	104	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.134	3,900	83	2	85	1	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.152		7,600	149	46	195	3	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.174		2,000	34	24	58	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.190		17,050	243	312	555	8	0
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.547		7,800	95	(23)	72	2	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.326		4,200	(2)	59	57	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	3.900		500	87	(79)	8	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2023	4.641		6,410	984	(914)	70	0	(8)
Ford Motor Co.	5.000	Quarterly	12/20/2023	4.834		5,300	1,179	(1,145)	34	0	(8)
General Electric Co.	1.000	Quarterly	12/20/2020	0.877		2,500	(45)	47	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		13,200	(755)	546	(209)	34	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557		10,700	(75)	(151)	(226)	44	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682		59,200	(730)	(984)	(1,714)	256	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.494		7,800	139	(128)	11	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.484		20,000	371	(317)	54	0	(1)
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.503		6,800	1,052	(246)	806	7	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.153		11,000	269	(151)	118	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.171		9,200	227	(111)	116	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.193		9,550	231	(75)	156	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.257		15,500	356	(66)	290	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.143		4,800	110	(68)	42	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.505		17,700	272	122	394	11	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	31,750	(5,557)	519	(5,038)	7	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.201		$14,800	229	69	298	5	0
Telefonica Emisiones S.A.	1.000	Quarterly	12/20/2024	0.833	EUR	1,000	22	(13)	9	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.998		$5,700	121	(119)	2	0	(3)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.584	EUR	9,600	91	92	183	7	0
							$(596)	$(2,864)	$(3,460)	$396	$(24)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-27 5-Year Index		1.000%	Quarterly	06/20/2022		$7,896	$(229)	$160	$(69)	$0	$0
CDX.EM-28 5-Year Index		1.000	Quarterly	12/20/2022		10,998	(401)	249	(152)	2	0
CDX.EM-29 5-Year Index		1.000	Quarterly	06/20/2023		49,914	(2,263)	1,341	(922)	19	0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		268,558	(12,479)	5,357	(7,122)	154	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		38,164	(1,814)	710	(1,104)	30	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		19,902	(838)	128	(710)	33	0
CDX.EM-33 5-Year Index		1.000	Quarterly	06/20/2025		56,430	(5,607)	2,974	(2,633)	94	0
CDX.IG-32 5-Year Index		1.000	Quarterly	06/20/2024		53,900	1,116	(490)	626	34	0
CDX.IG-33 5-Year Index		1.000	Quarterly	12/20/2024		1,799,600	13,716	7,553	21,269	1,941	0
CDX.IG-33 10-Year Index		1.000	Quarterly	12/20/2029		862,400	(1,444)	(6,368)	(7,812)	1,420	0
CDX.IG-34 5-Year Index		1.000	Quarterly	06/20/2025		2,432,900	(41,216)	69,652	28,436	3,123	0
iTraxx Asia Ex-Japan 32 5-Year Index		1.000	Quarterly	12/20/2024		127,500	2,251	(279)	1,972	53	0
							$(49,208)	$80,987	$31,779	$6,903	$0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	205,700	$5,408	$865	$6,273	$24	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		51,800	642	(3,085)	(2,443)	0	(2)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		115,000	(4,973)	(348)	(5,321)	0	(4)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	3,200	0	51	51	0	(2)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		56,900	0	1,021	1,021	0	(37)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		54,800	0	1,011	1,011	0	(35)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		135,500	112	2,160	2,272	0	(87)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		75,400	63	4,621	4,684	0	(106)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$54,998	560	(560)	0	2	(2)
Receive	3-Month USD-LIBOR	0.800	Semi-Annual	03/20/2050		128,900	0	4,036	4,036	1,003	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		105,200	(22,165)	5,572	(16,593)	949	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	CLP	2,736,700	0	(118)	(118)	2	0
Receive	6-Month CLP-CHILIBOR	1.960	Semi-Annual	05/05/2026		13,000,000	0	(536)	(536)	11	0
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026		10,514,600	0	1,166	1,166	0	(17)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	16,500	395	(1,807)	(1,412)	26	0
Receive(6)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		16,300	(2,887)	(453)	(3,340)	26	0
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	116,400	292	(2,322)	(2,030)	0	(334)
Pay(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		22,200	151	218	369	30	0
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		37,900	(163)	(1,150)	(1,313)	0	(207)
Pay	6-Month HUF-BBR	1.000	Annual	09/19/2023	HUF	24,794,100	(1,025)	2,389	1,364	0	(164)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023		26,374,000	241	2,038	2,279	0	(175)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	339	(1,026)	1	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		23,360,600	(8,264)	(1,839)	(10,103)	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		290,200	(3)	(62)	(65)	2	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022	MXN	807,700	87	2,824	2,911	30	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		167,600	0	571	571	6	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	2,701	2,701	29	0
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		1,014,600	0	(760)	(760)	0	(79)
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	2,316	2,532	0	(122)
							$(32,678)	$20,859	$(11,819)	$2,145	$(1,373)
Total Swap Agreements							$(83,619)	$99,895	$16,276	$9,444	$(1,399)
(l)

Securities with an aggregate market value of $440,953 and cash of $26,863 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	RUB	482,293	$6,205	$0	$(559)
07/2020	$1,367	HUF	458,990	89	0
07/2020	318	JPY	34,004	0	(3)
08/2020	JPY	34,004	$318	3	0
08/2020	RUB	358,181	5,162	155	0
BPS	07/2020	EUR	1,839	2,061	0	(5)
07/2020	GBP	4,085	5,166	104	0
07/2020	HUF	249,103	787	0	(3)
07/2020	RUB	2,349,336	33,936	988	0
07/2020	$1,690	AUD	2,448	0	(1)
07/2020	29,210	EUR	25,989	20	(31)
07/2020	6,574	GBP	5,297	0	(10)
07/2020	218	MXN	5,022	0	0
08/2020	RUB	851,879	$12,148	241	0
12/2020	$566	MXN	12,614	0	(28)
CBK	07/2020	PEN	239,668	$69,109	1,445	0
07/2020	RUB	642,783	9,223	220	0
07/2020	$154	HUF	49,592	3	0
07/2020	3,910	MXN	97,707	338	0
07/2020	52,420	PEN	183,893	0	(502)
08/2020	PEN	539,903	$155,678	3,336	0
08/2020	RUB	284,973	4,144	161	0
08/2020	$1,275	CAD	1,726	0	(4)
09/2020	PEN	238,641	$70,175	2,885	0
GLM	07/2020	MXN	24,175	1,018	5	(36)
07/2020	RUB	1,666,224	21,901	0	(1,463)
07/2020	$819	HUF	254,710	0	(11)
07/2020	409	MXN	9,020	0	(18)
08/2020	RUB	247,495	$3,572	113	0
HUS	07/2020	AUD	2,000	1,368	0	(12)
07/2020	RUB	156,381	2,232	42	0
07/2020	$3,303	EUR	2,955	17	0
07/2020	1,976	GBP	1,559	0	(44)
07/2020	782	HUF	253,539	23	0
08/2020	GBP	83,150	$101,969	0	(1,084)
JPM	07/2020	$1,200	GBP	958	0	(13)
07/2020	517	HUF	159,989	0	(9)
08/2020	CAD	3,024	$2,256	28	0
08/2020	RUB	1,602,920	22,954	549	0
MYI	07/2020	$397	JPY	42,522	0	(4)
08/2020	JPY	42,522	$398	4	0
SCX	07/2020	EUR	115,037	128,039	0	(1,205)
07/2020	HUF	1,329,061	3,966	0	(251)
07/2020	$1,367	AUD	1,957	0	(17)
08/2020	EUR	87,932	$98,831	0	(32)
08/2020	$1,362	CAD	1,826	0	(17)
SSB	07/2020	AUD	2,410	$1,649	0	(14)
07/2020	GBP	86,879	107,698	46	0
07/2020	MXN	19,126	855	25	0
07/2020	$919	HUF	305,419	50	0
08/2020	CAD	529	$389	0	(1)
TOR	07/2020	JPY	133,600	1,241	4	0
07/2020	$257	JPY	27,529	0	(2)
08/2020	JPY	27,529	$258	2	0
10/2020	$370	MXN	8,159	0	(20)
UAG	07/2020	MXN	97,707	$4,069	0	(179)
07/2020	RUB	987,161	13,885	241	(181)
07/2020	$276	JPY	29,545	0	(3)
07/2020	124	MXN	2,845	0	0
08/2020	JPY	29,545	$277	3	0
08/2020	RUB	2,082,510	29,393	285	0
Total Forward Foreign Currency Contracts	$11,425	$(5,762)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	31,050	$1,890	$868
Total Purchased Options	$1,890	$868

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	56,400	$(34)	$(30)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	56,400	(109)	(72)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	61,100	(85)	(67)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	51,200	(36)	(25)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	51,200	(104)	(113)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	54,700	(31)	(24)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	56,000	(60)	(38)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	54,700	(107)	(113)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	56,000	(82)	(89)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	49,300	(39)	(26)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	50,400	(35)	(38)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	109,100	(139)	(139)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	50,400	(73)	(48)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	49,700	(31)	(33)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	49,700	(98)	(79)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	57,400	(55)	(55)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	57,400	(48)	(48)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	55,600	(50)	(58)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	55,600	(137)	(119)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	57,600	(67)	(28)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	57,600	(81)	(101)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	22,300	(16)	(30)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	57,700	(40)	(127)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	48,700	(34)	(26)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	48,700	(78)	(62)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	33,300	(26)	(34)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	51,900	(40)	(93)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	104,200	(88)	(70)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	104,200	(185)	(165)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	56,000	(47)	(58)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	56,000	(141)	(120)
							$(2,196)	$(2,128)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	19,100	$(246)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780%	02/26/2021	88,000	$(1,852)	$(623)
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			$100.422	08/06/2020	28,200	$(238)	$(139)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.625	08/06/2020	13,800	(104)	(70)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.219	08/06/2020	12,500	(51)	(13)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.078	08/06/2020	25,600	(108)	(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.133	08/06/2020	15,000	(59)	(15)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.398	07/07/2020	19,800	(136)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.457	07/07/2020	43,600	(300)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.723	07/07/2020	48,400	(314)	(17)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.438	08/06/2020	35,300	(298)	(174)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.641	08/06/2020	13,200	(99)	(67)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			100.789	07/07/2020	48,400	(314)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.504	07/07/2020	42,000	(195)	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.531	07/07/2020		22,000	(77)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.094	08/06/2020		50,900	(199)		(50)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.133	08/06/2020		2,000	(8)		(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.516	07/07/2020		17,600	(62)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.578	07/07/2020		17,600	(81)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.422	08/06/2020		20,100	(132)		(24)
								$(2,775)		$(630)
Total Written Options								$(7,069)		$(3,381)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2023	1.208%	$1,950	$(23)	$10	$0	$(13)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	25,050	(478)	320	0	(158)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	11,900	(192)	61	0	(131)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	8,600	(353)	(303)	0	(656)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	7,100	(432)	(384)	0	(816)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.595	8,800	98	62	160	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.582	3,000	46	10	56	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.820	18,900	(79)	233	154	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.376	7,700	(147)	23	0	(124)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.443	8,800	(319)	152	0	(167)
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.890	9,900	(463)	490	27	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	1.689	700	(7)	(14)	0	(21)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	7,700	(410)	(475)	0	(885)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	11,600	169	25	194	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.619	5,100	75	13	88	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.595	1,400	13	13	26	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.448	9,100	(248)	132	0	(116)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	400	(4)	(1)	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	1,100	4	(26)	0	(22)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.958	800	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	25,600	(414)	131	0	(283)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	2,900	(116)	(105)	0	(221)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	1,800	(110)	(97)	0	(207)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	1,000	(83)	77	0	(6)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	7,950	(63)	51	0	(12)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	50,350	(824)	507	0	(317)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	16,900	(141)	(183)	0	(324)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	4.477	5,400	(519)	341	0	(178)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	11,900	(486)	(421)	0	(907)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	9,000	(732)	(302)	0	(1,034)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	5,800	99	(2)	97	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	12,400	(498)	(500)	0	(998)
HUS	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.392	10,750	(225)	243	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	54,550	(863)	519	0	(344)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	7,500	(486)	(376)	0	(862)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	36,950	(732)	499	0	(233)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	5,300	(86)	27	0	(59)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.414	19,000	260	187	447	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.475	9,400	130	92	222	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.482	18,300	357	70	427	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	116,100	(723)	(1,499)	0	(2,222)
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	1.635	3,100	(256)	238	0	(18)
$(9,266)	$(156)	$1,917	$(11,339)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$122,400	$(6,174)	$7,416	$1,242	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	66	13	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,266	363	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	566	115	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	371	(3)	5	2	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,878	288	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	286	58	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	231	34	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	732	146	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	177	37	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(15)	0	(24)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	116	24	0
$(11,426)	$13,724	$2,322	$(24)
Total Swap Agreements	$(20,692)	$13,568	$4,239	$(11,363)
(n)

Securities with an aggregate market value of $14,639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$154,798	$214,240	$369,038
Corporate Bonds & Notes
Banking & Finance	0	6,962,665	26,677	6,989,342
Industrials	0	11,343,993	0	11,343,993
Utilities	0	4,315,071	0	4,315,071
Municipal Bonds & Notes
California	0	378,184	0	378,184
Georgia	0	67,052	0	67,052
Illinois	0	37,193	0	37,193
Indiana	0	2,658	0	2,658
Massachusetts	0	3,960	0	3,960
Michigan	0	22,803	0	22,803
New Jersey	0	24,851	0	24,851
New Mexico	0	7,291	0	7,291
New York	0	208,329	0	208,329
Ohio	0	87,312	0	87,312
Pennsylvania	0	15,556	0	15,556
Texas	0	46,795	0	46,795
Virginia	0	1,979	0	1,979
U.S. Government Agencies	0	2,748,290	0	2,748,290
U.S. Treasury Obligations	0	6,010,619	0	6,010,619
Non-Agency Mortgage-Backed Securities	0	67,522	0	67,522
Asset-Backed Securities	0	118,767	0	118,767
Sovereign Issues	0	862,738	0	862,738
Convertible Preferred Securities
Banking & Finance	26,199	0	0	26,199
Preferred Securities
Banking & Finance	7,880	686,309	0	694,189
Industrials	0	50,727	0	50,727

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2020 (Unaudited)

Utilities	14,462	13,478	0	27,940
Short-Term Instruments
Repurchase Agreements	0	137,009	0	137,009
	$48,541	$34,375,949	$240,917	$34,665,407
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$207	$0	$0	$207
Total Investments	$48,748	$34,375,949	$240,917	$34,665,614
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,764)	$0	$(84,764)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	629	9,444	0	10,073
Over the counter	0	16,532	0	16,532
	$629	$25,976	$0	$26,605
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,399)	0	(1,399)
Over the counter	(103)	(20,403)	0	(20,506)
	$(103)	$(21,802)	$0	$(21,905)
Total Financial Derivative Instruments	$526	$4,174	$0	$4,700
Totals	$49,274	$34,295,359	$240,917	$34,585,550

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 159.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Elanco Animal Health, Inc. TBD% due 02/04/2027		$1,300	$1,245
RPI Intermediate Finance Trust 1.928% (LIBOR03M + 1.750%) due 02/11/2027 ~		6	6
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,100	1,106
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		1,500	1,500
Total Loan Participations and Assignments (Cost $3,884)			3,857
CORPORATE BONDS & NOTES 58.6%
BANKING & FINANCE 19.4%
AerCap Ireland Capital DAC
3.875% due 01/23/2028		2,000	1,807
4.450% due 10/01/2025		200	192
4.450% due 04/03/2026		600	569
Aflac, Inc. 4.750% due 01/15/2049		5,800	7,481
AIA Group Ltd. 3.900% due 04/06/2028		7,700	8,667
AIB Group PLC 4.263% due 04/10/2025 •		6,200	6,612
AIG SunAmerica Global Financing 6.900% due 03/15/2032		735	1,098
Aircastle Ltd. 4.250% due 06/15/2026		800	735
Alexandria Real Estate Equities, Inc. 3.375% due 08/15/2031		1,600	1,786
Alleghany Corp. 4.900% due 09/15/2044		2,500	2,987
Ally Financial, Inc. 8.000% due 11/01/2031		2,700	3,486
American Financial Group, Inc.
3.500% due 08/15/2026		2,100	2,241
4.500% due 06/15/2047		7,400	7,659
American Homes 4 Rent LP
4.250% due 02/15/2028		500	535
4.900% due 02/15/2029		4,100	4,578
American International Group, Inc. 4.750% due 04/01/2048		6,000	7,243
American Tower Corp.
2.100% due 06/15/2030		1,500	1,506
2.400% due 03/15/2025		1,200	1,263
2.900% due 01/15/2030		300	321
2.950% due 01/15/2025		5,600	6,092
3.375% due 05/15/2024		5,200	5,649
3.800% due 08/15/2029		2,100	2,391
4.000% due 06/01/2025		1,300	1,464
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,880	5,130
Asian Development Bank 5.820% due 06/16/2028		500	683
Athene Global Funding 2.500% due 01/14/2025		5,600	5,596
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		2,800	2,663
4.125% due 08/01/2025		200	180
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	420
3.950% due 07/01/2024		400	350
5.500% due 01/15/2023		400	377
Banco Bradesco S.A.
2.850% due 01/27/2023		2,700	2,667
3.200% due 01/27/2025		2,400	2,366
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,800	3,732
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,000	290
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$11,800	12,142

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Bank of Ireland Group PLC 4.500% due 11/25/2023		7,600	8,169
Bank of New York Mellon Corp. 3.400% due 01/29/2028		3,900	4,483
Barclays Bank PLC 10.000% due 05/21/2021	GBP	600	796
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		$200	198
2.000% due 02/07/2028 •	EUR	400	441
2.936% (US0003M + 1.625%) due 01/10/2023 ~		$200	201
3.250% due 02/12/2027	GBP	200	264
3.250% due 01/17/2033		900	1,180
3.650% due 03/16/2025		$700	761
3.932% due 05/07/2025 •		700	757
4.337% due 01/10/2028		5,900	6,553
4.338% due 05/16/2024 •		400	431
4.375% due 09/11/2024		200	214
4.375% due 01/12/2026		700	791
4.610% due 02/15/2023 •		800	843
4.836% due 05/09/2028		500	549
4.972% due 05/16/2029 •		700	821
5.088% due 06/20/2030 •		800	913
5.200% due 05/12/2026		400	447
7.125% due 06/15/2025 •(g)(h)	GBP	200	246
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		$9,600	12,778
BGC Partners, Inc. 5.125% due 05/27/2021		2,000	2,030
Blackstone Holdings Finance Co. LLC
3.150% due 10/02/2027		2,100	2,282
3.500% due 09/10/2049		3,300	3,425
6.250% due 08/15/2042		2,000	2,776
BNP Paribas S.A. 2.219% due 06/09/2026 •		3,500	3,580
BOC Aviation Ltd.
2.750% due 09/18/2022		1,600	1,612
3.500% due 01/31/2023		600	617
3.500% due 10/10/2024		300	312
Brixmor Operating Partnership LP
1.737% (US0003M + 1.050%) due 02/01/2022 ~		2,900	2,847
4.125% due 05/15/2029		1,100	1,144
Brookfield Finance, Inc.
3.900% due 01/25/2028		822	903
4.000% due 04/01/2024		100	109
4.700% due 09/20/2047		5,600	6,462
4.850% due 03/29/2029		550	648
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	7,280
Charles Schwab Corp. 3.850% due 05/21/2025		2,600	2,962
Citigroup, Inc.
4.044% due 06/01/2024 •		7,600	8,255
8.125% due 07/15/2039		5,571	9,657
CME Group, Inc.
3.750% due 06/15/2028		700	841
4.150% due 06/15/2048		4,400	5,933
5.300% due 09/15/2043		3,740	5,490
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		300	310
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,895
Cooperatieve Rabobank UA 1.144% (US0003M + 0.860%) due 09/26/2023 ~		1,800	1,796
Credit Suisse AG
2.100% due 11/12/2021		3,900	3,982
6.500% due 08/08/2023 (h)		13,000	14,250
Credit Suisse Group AG
2.593% due 09/11/2025 •		2,400	2,484
2.997% due 12/14/2023 •		1,600	1,667
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		1,000	1,151
Crown Castle International Corp.
3.700% due 06/15/2026		2,500	2,790
4.450% due 02/15/2026		800	918
CyrusOne LP
2.900% due 11/15/2024		600	631
3.450% due 11/15/2029		400	417
Danske Bank A/S 4.375% due 06/12/2028		7,400	8,260
Deutsche Bank AG
1.913% (US0003M + 0.815%) due 01/22/2021 ~		2,800	2,780
2.700% due 07/13/2020		5,800	5,801
3.961% due 11/26/2025 •		5,900	6,196
5.882% due 07/08/2031 •(b)(h)		2,200	2,193
Digital Realty Trust LP 4.450% due 07/15/2028		6,800	8,159

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

E*TRADE Financial Corp. 4.500% due 06/20/2028	2,000	2,315
EPR Properties
3.750% due 08/15/2029	600	524
4.950% due 04/15/2028	1,600	1,529
5.250% due 07/15/2023	500	491
Equinix, Inc.
2.625% due 11/18/2024	1,000	1,067
3.200% due 11/18/2029	600	652
Equitable Holdings, Inc. 5.000% due 04/20/2048	6,800	7,756
Essex Portfolio LP
2.650% due 03/15/2032	1,000	1,058
4.000% due 03/01/2029	1,400	1,629
4.500% due 03/15/2048	200	252
Farmers Insurance Exchange 4.747% due 11/01/2057 •	4,400	4,456
Fidelity National Financial, Inc. 5.500% due 09/01/2022	700	754
First American Financial Corp.
4.000% due 05/15/2030	2,100	2,307
4.300% due 02/01/2023	4,500	4,740
FMR LLC
4.950% due 02/01/2033	3,000	3,925
5.150% due 02/01/2043	11,300	15,106
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	18,410	18,712
GLP Capital LP
3.350% due 09/01/2024	500	501
4.000% due 01/15/2030	1,300	1,296
5.250% due 06/01/2025	3,700	4,035
5.300% due 01/15/2029	3,100	3,363
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	8,475
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	7,700	8,336
Great-West Lifeco Finance LP 4.581% due 05/17/2048	1,900	2,337
Hartford Financial Services Group, Inc.
4.400% due 03/15/2048	6,500	7,858
6.625% due 03/30/2040	500	717
High Street Funding Trust
4.111% due 02/15/2028	200	222
4.682% due 02/15/2048	500	585
Host Hotels & Resorts LP 4.000% due 06/15/2025	100	104
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~	2,400	2,382
3.600% due 05/25/2023	7,500	8,058
3.803% due 03/11/2025 •	1,100	1,189
3.950% due 05/18/2024 •	400	430
4.583% due 06/19/2029 •	700	809
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	934
Intesa Sanpaolo SpA 3.375% due 01/12/2023	3,600	3,705
Jackson National Life Global Funding 3.250% due 01/30/2024	7,600	8,120
Johns Hopkins University 2.813% due 01/01/2060	1,000	1,058
JPMorgan Chase & Co.
3.509% due 01/23/2029 •	2,900	3,242
3.540% due 05/01/2028 •	8,500	9,497
4.203% due 07/23/2029 •	3,500	4,107
4.260% due 02/22/2048 •	2,600	3,283
Kilroy Realty LP 4.250% due 08/15/2029	8,900	9,721
Kimco Realty Corp. 4.125% due 12/01/2046	5,900	5,736
KKR Group Finance Co. LLC 3.625% due 02/25/2050	4,260	4,241
Lazard Group LLC
4.375% due 03/11/2029	3,600	4,031
4.500% due 09/19/2028	700	790
Legg Mason, Inc. 5.625% due 01/15/2044	2,000	2,468
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)	1,200	15
Life Storage LP 3.875% due 12/15/2027	1,400	1,528
Lifestorage LP 3.500% due 07/01/2026	1,400	1,502
Lloyds Banking Group PLC
4.375% due 03/22/2028	2,500	2,903
4.550% due 08/16/2028	200	235

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Marsh & McLennan Cos., Inc. 4.200% due 03/01/2048	4,400	5,490
Mid-America Apartments LP
2.750% due 03/15/2030	1,000	1,059
3.950% due 03/15/2029	600	693
4.200% due 06/15/2028	900	1,044
Mitsubishi UFJ Financial Group, Inc.
1.851% (US0003M + 0.860%) due 07/26/2023 ~	10,300	10,272
2.193% due 02/25/2025	900	931
2.559% due 02/25/2030	2,200	2,299
3.407% due 03/07/2024	1,000	1,080
Morgan Stanley 7.500% due 04/02/2032 þ(i)	3,700	3,215
Nasdaq, Inc. 3.850% due 06/30/2026	7,000	7,853
Nationwide Building Society
3.766% due 03/08/2024 •	200	211
3.960% due 07/18/2030 •	300	338
4.302% due 03/08/2029 •	11,200	12,711
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	4,000	4,008
New York Life Insurance Co. 6.750% due 11/15/2039	2,500	3,808
Nippon Life Insurance Co. 3.400% due 01/23/2050 •	700	726
Nomura Holdings, Inc. 3.103% due 01/16/2030	1,200	1,253
Nuveen LLC 4.000% due 11/01/2028	1,100	1,302
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,200	1,240
4.950% due 04/01/2024	2,000	2,108
Pacific Life Insurance Co.
4.300% due 10/24/2067 •	2,500	2,610
9.250% due 06/15/2039	9,300	15,341
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	1,100	1,033
Pine Street Trust 5.568% due 02/15/2049	2,660	2,956
Piper Jaffray Cos. 4.740% due 10/15/2021	1,100	1,075
Principal Financial Group, Inc. 3.700% due 05/15/2029	400	456
Protective Life Corp. 4.300% due 09/30/2028	5,100	5,543
Regency Centers LP
2.950% due 09/15/2029	600	609
4.650% due 03/15/2049	900	1,026
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	3,200	3,452
4.269% due 03/22/2025 •	7,600	8,268
4.519% due 06/25/2024 •	400	435
4.892% due 05/18/2029 •	7,300	8,615
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	5,500	5,769
3.823% due 11/03/2028 •	2,000	2,205
4.796% due 11/15/2024 •	5,500	6,087
Santander UK PLC 2.875% due 06/18/2024	5,600	5,975
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~	1,800	1,774
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	400	402
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)	4,900	4,940
Springleaf Finance Corp.
6.625% due 01/15/2028	6,900	6,843
6.875% due 03/15/2025	500	514
7.750% due 10/01/2021	1,100	1,147
STORE Capital Corp. 4.500% due 03/15/2028	300	306
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030 (b)	1,300	1,306
3.748% due 07/19/2023	4,800	5,205
Synchrony Financial
4.375% due 03/19/2024	500	524
5.150% due 03/19/2029	900	1,016
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	5,600	6,666
4.375% due 09/15/2054 •	4,800	5,114
6.850% due 12/16/2039	582	877
Trust Fibra Uno
4.869% due 01/15/2030	600	606
6.390% due 01/15/2050	1,100	1,161
UBS Group AG
4.125% due 09/24/2025	2,200	2,497

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

4.253% due 03/23/2028	1,500	1,703
UDR, Inc.
3.000% due 08/15/2031	300	320
3.500% due 07/01/2027	300	329
3.500% due 01/15/2028	200	219
UniCredit SpA 7.830% due 12/04/2023	7,450	8,625
Ventas Realty LP 3.500% due 04/15/2024	2,500	2,604
VEREIT Operating Partnership LP
3.100% due 12/15/2029	800	772
3.950% due 08/15/2027	400	416
4.875% due 06/01/2026	300	333
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,350
WEA Finance LLC 4.750% due 09/17/2044	500	491
Wells Fargo & Co.
1.990% (US0003M + 1.230%) due 10/31/2023 ~	4,800	4,835
2.164% due 02/11/2026 •	1,200	1,239
2.406% due 10/30/2025 •	3,100	3,229
2.572% due 02/11/2031 •	5,400	5,656
3.000% due 04/22/2026	1,600	1,749
3.196% due 06/17/2027 •	7,800	8,462
Welltower, Inc. 5.125% due 03/15/2043	12,400	13,648
Weyerhaeuser Co.
3.250% due 03/15/2023	600	632
4.000% due 11/15/2029	2,500	2,827
4.000% due 04/15/2030	450	509
7.375% due 03/15/2032	8,600	11,909
		722,576
INDUSTRIALS 26.4%
Abbott Laboratories 1.150% due 01/30/2028	3,450	3,450
AbbVie, Inc. 2.600% due 11/21/2024	10,400	11,082
Adani Transmission Ltd. 4.250% due 05/21/2036	1,393	1,345
Adventist Health System 2.952% due 03/01/2029	2,900	2,999
AEP Transmission Co. LLC
3.100% due 12/01/2026	6,200	6,947
3.150% due 09/15/2049	3,100	3,342
3.750% due 12/01/2047	1,000	1,151
Air Canada Pass-Through Trust
3.300% due 07/15/2031	739	672
3.750% due 06/15/2029	323	306
Aker BP ASA
3.000% due 01/15/2025	900	878
3.750% due 01/15/2030	200	189
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (b)	2,300	2,340
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024	900	940
3.550% due 10/01/2027	400	419
Amazon.com, Inc. 2.500% due 06/03/2050	1,600	1,627
American Airlines Pass-Through Trust
3.000% due 04/15/2030	4,234	3,896
3.250% due 04/15/2030	2,879	2,361
3.700% due 04/01/2028	1,754	1,493
4.000% due 01/15/2027	282	216
Amgen, Inc.
4.400% due 05/01/2045	6,500	8,077
4.663% due 06/15/2051	5,479	7,279
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	700	859
Anheuser-Busch InBev Worldwide, Inc.
4.750% due 04/15/2058	11,800	14,284
5.450% due 01/23/2039	3,800	4,806
Anthem, Inc. 3.650% due 12/01/2027	4,000	4,560
AP Moller - Maersk A/S
3.750% due 09/22/2024	600	630
4.500% due 06/20/2029	2,900	3,123
Apple, Inc.
2.950% due 09/11/2049	7,400	8,133
4.375% due 05/13/2045	2,600	3,449
Arrow Electronics, Inc. 3.250% due 09/08/2024	900	955
Ashtead Capital, Inc.
4.000% due 05/01/2028	1,200	1,197
4.250% due 11/01/2029	800	802

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Bacardi Ltd.
2.750% due 07/15/2026	500	510
4.700% due 05/15/2028	4,800	5,435
Baidu, Inc. 4.875% due 11/14/2028	1,100	1,297
Baker Hughes a GE Co. LLC 3.337% due 12/15/2027	3,300	3,518
BAT Capital Corp. 4.390% due 08/15/2037	9,990	10,910
Bayer U.S. Finance LLC
3.875% due 12/15/2023	2,000	2,195
4.250% due 12/15/2025	2,200	2,529
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	19,884
BP Capital Markets America, Inc.
3.000% due 02/24/2050	3,060	3,022
4.234% due 11/06/2028	2,500	2,906
Braskem Netherlands Finance BV 4.500% due 01/10/2028	500	470
Bristol-Myers Squibb Co.
3.200% due 06/15/2026	6,100	6,851
4.350% due 11/15/2047	10,800	14,382
British Airways Pass-Through Trust
3.300% due 06/15/2034	200	181
3.350% due 12/15/2030	100	83
Broadcom Corp.
3.125% due 01/15/2025	400	428
3.875% due 01/15/2027	7,400	8,007
Cameron LNG LLC
2.902% due 07/15/2031	900	965
3.402% due 01/15/2038	2,000	2,153
3.701% due 01/15/2039	1,400	1,506
Canadian Natural Resources Ltd. 5.850% due 02/01/2035	2,090	2,422
Carlisle Cos., Inc. 2.750% due 03/01/2030	1,840	1,897
Centene Corp.
4.250% due 12/15/2027	400	414
4.625% due 12/15/2029	1,700	1,804
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~	4,000	4,015
4.200% due 03/15/2028	2,200	2,468
4.800% due 03/01/2050	3,400	3,869
5.125% due 07/01/2049	10,800	12,488
5.375% due 04/01/2038	600	731
5.375% due 05/01/2047	2,200	2,601
5.750% due 04/01/2048	1,100	1,371
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	600	616
7.000% due 06/30/2024	2,000	2,278
CHRISTUS Health 4.341% due 07/01/2028	6,400	7,237
City of Hope 4.378% due 08/15/2048	1,010	1,238
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,486
Colt Merger Sub, Inc. 6.250% due 07/01/2025 (b)	1,950	1,940
Comcast Corp.
3.969% due 11/01/2047	728	881
3.999% due 11/01/2049	7,430	8,985
4.150% due 10/15/2028	7,000	8,427
4.400% due 08/15/2035	4,300	5,337
7.050% due 03/15/2033	7,590	11,603
Conagra Brands, Inc. 5.300% due 11/01/2038	11,900	15,557
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	8,103
Corning, Inc. 5.450% due 11/15/2079	2,400	2,870
CoStar Group, Inc. 2.800% due 07/15/2030 (b)	1,700	1,743
Cox Communications, Inc. 4.600% due 08/15/2047	2,760	3,500
CRH America Finance, Inc.
3.400% due 05/09/2027	400	422
3.950% due 04/04/2028	300	330
4.400% due 05/09/2047	200	217
CRH America, Inc. 3.875% due 05/18/2025	2,600	2,871
Crown Castle Towers LLC
3.720% due 07/15/2043	600	629
4.241% due 07/15/2048	3,300	3,787
CSX Corp. 6.150% due 05/01/2037	800	1,117

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

CVS Pass-Through Trust
6.036% due 12/10/2028	89	101
7.507% due 01/10/2032	15,167	18,909
DAE Funding LLC
4.000% due 08/01/2020	100	100
5.000% due 08/01/2024	1,000	941
5.250% due 11/15/2021	1,700	1,674
5.750% due 11/15/2023	1,600	1,530
Danone S.A. 2.947% due 11/02/2026	3,600	3,951
Dell International LLC
4.420% due 06/15/2021	3,400	3,495
4.900% due 10/01/2026	1,200	1,322
5.300% due 10/01/2029	7,500	8,309
8.350% due 07/15/2046	2,400	3,121
Diamondback Energy, Inc. 2.875% due 12/01/2024	3,200	3,209
Discovery Communications LLC
5.000% due 09/20/2037	2,300	2,725
5.200% due 09/20/2047	2,400	2,795
Dominion Energy Gas Holdings LLC 3.000% due 11/15/2029	7,800	8,344
Energy Transfer Operating LP
5.000% due 05/15/2050	800	759
5.300% due 04/15/2047	9,200	8,910
6.050% due 06/01/2041	3,200	3,303
6.625% due 10/15/2036	5,200	5,654
7.500% due 07/01/2038	4,135	4,871
Eni SpA
4.000% due 09/12/2023	2,900	3,141
4.750% due 09/12/2028	800	893
Enterprise Products Operating LLC
4.200% due 01/31/2050	1,300	1,445
4.450% due 02/15/2043	1,000	1,106
4.850% due 08/15/2042	642	740
4.850% due 03/15/2044	1,850	2,147
5.750% due 03/01/2035	600	746
5.950% due 02/01/2041	3,200	4,103
6.125% due 10/15/2039	1,000	1,273
6.450% due 09/01/2040	200	266
6.875% due 03/01/2033	10,000	13,284
Equinor ASA 3.250% due 11/18/2049	1,500	1,597
Expedia Group, Inc. 3.800% due 02/15/2028	3,500	3,365
Fair Isaac Corp. 5.250% due 05/15/2026	200	219
FedEx Corp. 4.950% due 10/17/2048	6,600	7,679
Fiserv, Inc.
3.200% due 07/01/2026	2,500	2,769
3.500% due 07/01/2029	1,300	1,463
Ford Foundation 2.815% due 06/01/2070	4,980	5,182
Fox Corp.
4.709% due 01/25/2029	500	601
5.476% due 01/25/2039	200	268
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	5,300	5,229
General Electric Co. 5.550% due 01/05/2026	2,600	3,022
General Mills, Inc. 6.610% due 10/15/2022	5,200	5,293
Georgetown University 2.943% due 04/01/2050	2,900	2,845
Hackensack Meridian Health, Inc. 4.500% due 07/01/2057	1,340	1,761
Halliburton Co. 7.450% due 09/15/2039	1,100	1,422
HCA, Inc.
5.125% due 06/15/2039	2,900	3,386
5.250% due 06/15/2049	570	688
Heineken NV 3.500% due 01/29/2028	12,100	13,652
Home Depot, Inc. 4.500% due 12/06/2048	9,000	11,982
Humana, Inc. 3.950% due 08/15/2049	600	709
Huntsman International LLC 4.500% due 05/01/2029	3,896	4,105
IHS Markit Ltd.
4.250% due 05/01/2029	650	745
4.750% due 08/01/2028	2,100	2,470
Imperial Brands Finance PLC
3.125% due 07/26/2024	400	416
3.500% due 02/11/2023	200	208

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Intel Corp. 3.100% due 02/15/2060	1,500	1,660
International Paper Co. 5.150% due 05/15/2046	4,700	5,913
Kansas City Southern
3.125% due 06/01/2026	1,800	1,896
4.200% due 11/15/2069	1,900	2,145
4.700% due 05/01/2048	4,300	5,440
4.950% due 08/15/2045	5,200	6,699
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	6,900	8,705
7.300% due 08/15/2033	3,000	3,954
KLA Corp. 3.300% due 03/01/2050	3,000	3,101
Kraft Heinz Foods Co.
6.500% due 02/09/2040	780	941
6.875% due 01/26/2039	600	743
7.125% due 08/01/2039	4,250	5,360
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,846
3.500% due 08/18/2026	600	599
3.900% due 08/08/2029	1,300	1,282
Level 3 Financing, Inc.
3.400% due 03/01/2027	500	529
3.875% due 11/15/2029	1,000	1,057
Lockheed Martin Corp.
1.850% due 06/15/2030	900	923
2.800% due 06/15/2050	3,180	3,364
Marathon Oil Corp. 6.600% due 10/01/2037	700	696
Marriott International, Inc. 4.000% due 04/15/2028	2,100	2,117
Marvell Technology Group Ltd.
4.200% due 06/22/2023	7,000	7,530
4.875% due 06/22/2028	1,000	1,204
Masco Corp.
3.500% due 11/15/2027	700	744
4.500% due 05/15/2047	1,000	1,051
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	4,014
McDonald's Corp.
1.317% (US0003M + 0.430%) due 10/28/2021 ~	3,000	3,007
3.625% due 09/01/2049	960	1,069
3.800% due 04/01/2028	3,600	4,211
4.450% due 03/01/2047	1,000	1,218
4.450% due 09/01/2048	5,300	6,559
Memorial Health Services 3.447% due 11/01/2049	1,900	2,002
MGM China Holdings Ltd.
5.375% due 05/15/2024	1,000	1,018
5.875% due 05/15/2026	1,100	1,135
Moody's Corp. 5.250% due 07/15/2044	8,000	11,098
MPLX LP
4.700% due 04/15/2048	1,500	1,543
4.800% due 02/15/2029	2,600	2,894
5.500% due 02/15/2049	1,060	1,205
New York and Presbyterian Hospital
4.063% due 08/01/2056	900	1,124
4.763% due 08/01/2116	3,500	4,307
Norfolk Southern Corp. 3.155% due 05/15/2055	10,875	11,171
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	7,308
Northwell Healthcare, Inc. 4.260% due 11/01/2047	3,600	4,020
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	5,146	4,554
Novartis Capital Corp. 2.750% due 08/14/2050	1,950	2,066
NXP BV
4.300% due 06/18/2029	800	909
5.350% due 03/01/2026	1,600	1,905
ONEOK Partners LP
4.900% due 03/15/2025	1,200	1,304
6.125% due 02/01/2041	1,700	1,828
Oracle Corp.
3.600% due 04/01/2050	1,100	1,246
3.800% due 11/15/2037	2,800	3,234
4.000% due 11/15/2047	1,100	1,305
4.300% due 07/08/2034	3,100	3,847
4.500% due 07/08/2044	900	1,136
Owens Corning 4.300% due 07/15/2047	1,100	1,121
Packaging Corp. of America 4.050% due 12/15/2049	2,300	2,751

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

PeaceHealth Obligated Group 4.787% due 11/15/2048	2,730	3,632
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	3,500	3,605
3.350% due 11/01/2029	700	715
4.450% due 01/29/2026	3,500	3,864
Pertamina Persero PT
4.150% due 02/25/2060	2,400	2,400
4.175% due 01/21/2050	1,200	1,212
6.500% due 11/07/2048	1,700	2,234
QVC, Inc. 5.950% due 03/15/2043	3,300	2,755
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	850	989
Raytheon Technologies Corp. 4.450% due 11/16/2038	1,900	2,327
RELX Capital, Inc. 4.000% due 03/18/2029	6,700	7,791
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,625
6.875% due 04/15/2040	4,700	4,477
S&P Global, Inc. 2.950% due 01/22/2027	200	220
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,576
5.000% due 03/15/2027	2,700	3,023
5.625% due 04/15/2023	700	766
5.750% due 05/15/2024	1,100	1,239
5.875% due 06/30/2026	5,900	6,937
6.250% due 03/15/2022	800	853
salesforce.com, Inc. 3.700% due 04/11/2028	300	350
Sands China Ltd.
4.600% due 08/08/2023	800	844
5.125% due 08/08/2025	2,900	3,152
5.400% due 08/08/2028	500	554
Sasol Financing USA LLC 5.875% due 03/27/2024	1,400	1,253
Southern Co.
3.250% due 07/01/2026	500	555
4.250% due 07/01/2036	5,400	6,163
Southwest Airlines Co. 5.125% due 06/15/2027	400	415
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~	2,200	2,049
3.850% due 06/15/2026	1,300	1,189
4.600% due 06/15/2028	5,300	4,273
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	448	351
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,000	1,014
4.738% due 09/20/2029	2,700	2,933
5.152% due 09/20/2029	4,800	5,537
Suntory Holdings Ltd. 2.550% due 06/28/2022	1,300	1,338
Syngenta Finance NV 5.182% due 04/24/2028	4,300	4,592
T-Mobile USA, Inc.
2.050% due 02/15/2028	1,900	1,906
2.550% due 02/15/2031	1,600	1,610
4.500% due 04/15/2050	3,700	4,368
Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040 (b)	2,000	2,023
3.175% due 07/09/2050 (b)	1,600	1,614
Teck Resources Ltd. 3.900% due 07/15/2030	3,180	3,179
Telefonica Emisiones S.A.
5.213% due 03/08/2047	5,000	6,278
7.045% due 06/20/2036	7,100	10,342
Tencent Holdings Ltd.
3.595% due 01/19/2028	4,000	4,369
3.975% due 04/11/2029	800	905
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,758
7.000% due 10/15/2028	3,000	3,801
7.625% due 04/01/2037	4,720	6,277
8.375% due 06/15/2032	3,600	4,789
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	4,370
Time Warner Cable LLC
5.875% due 11/15/2040	500	618
6.550% due 05/01/2037	7,250	9,546
6.750% due 06/15/2039	1,300	1,731
7.300% due 07/01/2038	1,225	1,700
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,646	5,142

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Total Capital International S.A.
2.986% due 06/29/2041	8,000	8,172
3.386% due 06/29/2060	2,600	2,685
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028	1,200	1,345
4.600% due 03/15/2048	2,000	2,281
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026	300	329
Trimble, Inc. 4.900% due 06/15/2028	4,700	5,401
Tyson Foods, Inc. 5.100% due 09/28/2048	1,700	2,213
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,886	3,219
4.625% due 12/03/2026	3,413	2,898
5.900% due 04/01/2026	2,205	2,033
Union Pacific Corp. 3.750% due 02/05/2070	1,700	1,904
United Airlines Pass-Through Trust
2.700% due 11/01/2033	600	545
2.875% due 04/07/2030	607	569
3.100% due 04/07/2030	521	436
3.450% due 01/07/2030	347	290
4.000% due 10/11/2027	1,448	1,331
4.300% due 02/15/2027	10,552	9,922
4.550% due 08/25/2031	2,313	1,922
UnitedHealth Group, Inc.
3.125% due 05/15/2060	3,900	4,175
4.750% due 07/15/2045	5,700	7,687
University of Notre Dame du Lac 3.394% due 02/15/2048	7,000	8,314
University of Southern California 3.841% due 10/01/2047	2,800	3,549
Valero Energy Corp. 4.000% due 04/01/2029	1,000	1,113
Valley Children's Hospital 4.399% due 03/15/2048	2,000	2,306
Walt Disney Co.
3.375% due 11/15/2026	1,400	1,580
3.600% due 01/13/2051	7,700	8,603
3.800% due 05/13/2060	4,400	5,066
4.750% due 11/15/2046	700	911
5.400% due 10/01/2043	3,600	4,897
6.200% due 12/15/2034	2,000	2,892
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	6,700	7,465
Woodside Finance Ltd.
3.700% due 09/15/2026	7,000	7,411
3.700% due 03/15/2028	2,500	2,555
WRKCo, Inc.
4.000% due 03/15/2028	2,700	3,021
4.650% due 03/15/2026	2,800	3,260
4.900% due 03/15/2029	900	1,075
Wyndham Destinations, Inc. 4.625% due 03/01/2030	700	649
Wynn Macau Ltd. 5.125% due 12/15/2029	800	778
Yale University
1.482% due 04/15/2030	1,100	1,113
2.402% due 04/15/2050	2,000	2,044
Yara International ASA 4.750% due 06/01/2028	4,600	5,302
Zimmer Biomet Holdings, Inc. 3.700% due 03/19/2023	600	639
Zoetis, Inc.
3.000% due 09/12/2027	2,200	2,431
3.900% due 08/20/2028	4,300	5,070
		987,673
UTILITIES 12.8%
AEP Texas, Inc.
2.100% due 07/01/2030 (b)	900	900
3.450% due 01/15/2050	1,500	1,631
3.950% due 06/01/2028	2,500	2,847
4.150% due 05/01/2049	1,100	1,304
6.650% due 02/15/2033	1,800	2,447
Alabama Power Co. 4.300% due 07/15/2048	2,000	2,469
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	249
American Water Capital Corp.
3.750% due 09/01/2047	3,400	3,962
4.150% due 06/01/2049	5,000	6,210
AT&T, Inc.
4.350% due 03/01/2029	1,800	2,100

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

4.500% due 05/15/2035	700	831
4.500% due 03/09/2048	265	311
4.550% due 03/09/2049	30,507	36,015
5.150% due 11/15/2046	400	504
5.150% due 02/15/2050	7,800	10,015
5.350% due 09/01/2040	2,932	3,690
Avangrid, Inc. 3.800% due 06/01/2029	3,400	3,954
Bell Canada, Inc. 4.300% due 07/29/2049	3,900	4,800
BG Energy Capital PLC 5.125% due 10/15/2041	6,100	7,812
British Telecommunications PLC 9.625% due 12/15/2030	730	1,195
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	7,100	7,532
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,200	2,683
Consolidated Edison Co. of New York, Inc.
4.500% due 05/15/2058	2,500	3,154
4.625% due 12/01/2054	1,200	1,527
Duke Energy Carolinas LLC
3.750% due 06/01/2045	2,000	2,338
4.000% due 09/30/2042	400	483
Duke Energy Corp. 3.400% due 06/15/2029	800	901
Duke Energy Florida LLC
3.800% due 07/15/2028	3,100	3,626
3.850% due 11/15/2042	4,600	5,390
6.350% due 09/15/2037	200	292
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	139
Duke Energy Progress LLC 6.300% due 04/01/2038	800	1,200
East Ohio Gas Co.
2.000% due 06/15/2030	800	800
3.000% due 06/15/2050	1,550	1,555
Edison International
3.125% due 11/15/2022	2,000	2,061
5.750% due 06/15/2027	700	805
Electricite de France S.A. 5.000% due 09/21/2048	300	382
Enel Finance International NV
2.875% due 05/25/2022	2,100	2,173
3.500% due 04/06/2028	6,300	6,785
3.625% due 05/25/2027	1,100	1,203
Exelon Corp. 5.100% due 06/15/2045	19,400	25,226
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	1,322
3.950% due 03/01/2048	1,300	1,637
4.050% due 10/01/2044	1,805	2,258
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030	7,100	7,082
Georgia Power Co.
2.650% due 09/15/2029	900	946
3.700% due 01/30/2050	900	1,003
Indiana Michigan Power Co. 6.050% due 03/15/2037	800	1,083
Jersey Central Power & Light Co. 4.300% due 01/15/2026	800	926
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	2,799
Monongahela Power Co. 3.550% due 05/15/2027	1,100	1,221
National Grid USA 5.803% due 04/01/2035	120	158
New England Power Co. 3.800% due 12/05/2047	2,300	2,663
New York State Electric & Gas Corp.
3.250% due 12/01/2026	8,900	9,866
3.300% due 09/15/2049	2,500	2,584
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	4,300	4,425
3.200% due 02/25/2022	5,900	6,155
5.650% due 05/01/2079 •	2,600	2,841
Niagara Mohawk Power Corp.
1.960% due 06/27/2030	1,770	1,790
4.119% due 11/28/2042	3,500	4,057
Northern States Power Co. 3.600% due 09/15/2047	6,300	7,399
Oglethorpe Power Corp. 5.050% due 10/01/2048	7,000	7,936
Ohio Power Co. 5.850% due 10/01/2035	100	139

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

ONEOK, Inc.
4.550% due 07/15/2028	1,500	1,574
5.200% due 07/15/2048	12,400	12,367
6.000% due 06/15/2035	100	112
Pacific Gas & Electric Co.
3.750% due 08/15/2042 ^(c)	400	416
4.600% due 06/15/2043 ^(c)	900	1,019
4.750% due 02/15/2044 ^(c)	100	118
Pacific Gas and Electric Co.
2.500% due 02/01/2031	2,100	2,058
3.300% due 08/01/2040	2,700	2,634
3.500% due 08/01/2050	3,200	3,097
PacifiCorp
4.125% due 01/15/2049	10,100	12,519
5.750% due 04/01/2037	60	82
6.000% due 01/15/2039	2,040	2,998
6.100% due 08/01/2036	60	84
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	3,719
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.375% due 02/05/2050	3,800	3,919
4.875% due 07/17/2049	400	437
6.250% due 01/25/2049	2,600	3,282
Petrobras Global Finance BV
5.093% due 01/15/2030	6,188	6,176
6.125% due 01/17/2022	3,224	3,388
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	1,900	2,169
Plains All American Pipeline LP 5.150% due 06/01/2042	1,200	1,165
PPL Capital Funding, Inc. 4.000% due 09/15/2047	6,500	7,035
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	5,100
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	6,802
San Diego Gas & Electric Co.
4.100% due 06/15/2049	4,600	5,652
4.150% due 05/15/2048	9,400	11,382
SES S.A.
3.600% due 04/04/2023	4,600	4,763
5.300% due 04/04/2043	3,800	3,772
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	5,498
Sinopec Group Overseas Development Ltd. 4.125% due 09/12/2025	9,900	11,169
Southern California Edison Co.
3.400% due 06/01/2023	300	321
3.650% due 03/01/2028	200	225
3.650% due 02/01/2050	1,100	1,214
3.900% due 12/01/2041	500	547
3.900% due 03/15/2043	3,600	4,028
4.000% due 04/01/2047	11,550	13,211
4.650% due 10/01/2043	1,800	2,210
6.000% due 01/15/2034	3,600	4,840
6.650% due 04/01/2029	900	1,117
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,948
4.125% due 06/01/2048	5,300	6,625
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	3,038
SP Group Treasury Pte Ltd. 3.375% due 02/27/2029	5,100	5,751
Transcanada Trust 5.300% due 03/15/2077 •	800	787
Verizon Communications, Inc.
4.522% due 09/15/2048	19,591	25,934
4.862% due 08/21/2046	5,100	6,944
5.500% due 03/16/2047	3,800	5,640
Vodafone Group PLC
4.250% due 09/17/2050	400	471
4.875% due 06/19/2049	5,600	7,046
5.250% due 05/30/2048	15,200	20,032
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,778

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	4,257
		476,261
Total Corporate Bonds & Notes (Cost $1,938,771)		2,186,510
MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 1.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	6,800	10,382
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,350
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	1,400	2,313
Tulare County, California Revenue Bonds, Series 2018 4.109% due 06/01/2029	2,700	3,020
Tulare County, California Revenue Notes, Series 2018 4.009% due 06/01/2028	1,000	1,122
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	14,500	20,206
		38,393
COLORADO 0.1%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009 6.650% due 09/15/2045	1,000	1,670
FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.712% due 10/01/2027	3,000	3,162
3.762% due 10/01/2028	500	524
		3,686
GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	5,240	7,642
ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	10,900	14,825
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	500	690
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	100	110
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	4,432
3.007% due 01/01/2033	5,030	5,086
		25,143
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	3,427
MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010 6.413% due 01/01/2040	3,100	4,587
NEW JERSEY 0.1%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,583
NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	1,195
NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009 7.336% due 11/15/2039	500	811
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.480% due 08/01/2026	4,245	4,849
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	4,545	4,890
New York State Urban Development Corp. Revenue Notes, Series 2020 1.777% due 03/15/2028	7,700	7,761

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	7,500	9,998
		28,309
OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,305
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	7,560
		8,865
PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2016 4.014% due 06/01/2033	600	719
TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	6,877
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	8,595	8,628
		15,505
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	6,780	6,833
WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2020 2.196% due 05/01/2027	1,000	1,038
Total Municipal Bonds & Notes (Cost $119,663)		148,595
U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.000% due 03/23/2028 - 05/15/2030 (d)	43,912	38,598
0.236% due 07/25/2037 •	10	10
0.308% due 03/25/2036 •	2	2
0.585% due 09/25/2032 •	4	3
0.835% due 08/25/2040 •	615	622
2.796% due 06/01/2035 •	537	542
2.891% due 06/01/2043 •	81	81
3.000% due 12/25/2046	1,285	1,302
3.250% due 11/01/2042	2,664	3,089
3.289% due 04/01/2035 •	277	281
3.290% due 10/01/2035 •	107	108
3.411% due 12/01/2034 •	257	267
3.723% due 05/25/2035 ~	281	294
3.750% due 01/01/2029	4,695	5,498
3.790% due 01/01/2029	4,200	4,933
3.802% due 09/01/2035 •	16	16
3.819% due 12/01/2033 •	20	20
3.840% due 01/01/2031	7,484	8,904
3.851% due 06/01/2035 •	556	559
3.905% due 11/01/2035 •	2	2
3.990% due 01/01/2029	2,263	2,688
4.321% due 11/01/2034 •	434	457
4.334% due 08/01/2035 •	30	32
5.000% due 08/25/2033	43	49
5.500% due 04/25/2033 - 09/25/2035	5,063	6,423
5.900% due 07/25/2042	7	9
6.000% due 07/25/2031 - 03/25/2036	908	1,263
6.080% due 09/01/2028	1,800	2,517
Federal Farm Credit Bank
5.125% due 07/09/2029	500	678
5.750% due 12/07/2028	20	28
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	10,029
0.585% due 01/15/2033 •	3	3
0.685% due 09/15/2030 •	2	2
2.704% due 10/25/2044 •	23	24
2.891% due 02/25/2045 •	72	73
2.945% due 06/01/2035 •	9	9
3.534% due 04/01/2035 •	39	40
3.937% due 10/01/2035 •	19	20
5.000% due 03/01/2038 - 12/01/2038	590	671
5.500% due 02/15/2024	47	49
6.000% due 06/15/2035 - 10/01/2037	497	669
6.500% due 10/25/2043	58	72
Ginnie Mae
3.250% due 02/20/2049	2,297	2,853
3.875% due 05/20/2030 •	42	44

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Israel Government AID Bond 0.000% due 11/01/2024 (d)	7,100	6,827
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (d)	108,567	95,894
Resolution Funding Corp. STRIPS
0.000% due 10/15/2027 - 07/15/2029 (a)	13,491	12,430
0.000% due 04/15/2028 - 04/15/2029 (d)	11,640	10,683
Small Business Administration
5.290% due 12/01/2027	181	196
5.510% due 11/01/2027	43	48
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 02/01/2049	191	203
5.500% due 04/01/2031 - 04/01/2049	5,152	5,669
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	21,100	21,487
2.500% due 08/01/2050 - 09/01/2050	42,000	43,689
3.500% due 07/01/2035 - 08/01/2050	35,700	37,550
4.000% due 08/01/2050	250	265
4.500% due 07/01/2050	100	107
Total U.S. Government Agencies (Cost $281,907)		328,881
U.S. TREASURY OBLIGATIONS 76.1%
U.S. Treasury Bonds
1.250% due 05/15/2050	151,800	145,775
2.000% due 02/15/2050 (k)	1,267,220	1,450,917
2.250% due 08/15/2049 (k)	17,276	20,774
2.375% due 11/15/2049 (k)	875	1,081
2.500% due 02/15/2045	1,110	1,369
2.750% due 11/15/2042 (k)	1,000	1,281
2.875% due 08/15/2045 (k)	2,345	3,091
2.875% due 05/15/2049	405	548
3.000% due 11/15/2044 (k)	68,530	91,769
3.000% due 08/15/2048 (k)	7,990	10,985
3.125% due 02/15/2043 (k)	1,910	2,590
3.125% due 08/15/2044	29,590	40,357
3.375% due 05/15/2044 (k)	13,907	19,673
3.625% due 02/15/2044 (k)	84,225	123,316
3.750% due 11/15/2043 (k)	6,137	9,136
4.250% due 11/15/2040 (k)	2,400	3,751
4.375% due 05/15/2040 (o)	830	1,312
4.500% due 08/15/2039	2,000	3,186
4.750% due 02/15/2037 (k)	3,200	5,105
4.750% due 02/15/2041 (k)	2,480	4,116
6.250% due 05/15/2030	40	62
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (m)	8,014	8,140
0.250% due 07/15/2029	762	834
0.375% due 01/15/2027 (m)	10,388	11,209
0.375% due 07/15/2027 (m)	4,676	5,089
0.500% due 01/15/2028 (k)(m)	19,670	21,564
0.625% due 01/15/2026 (m)	1,252	1,357
0.750% due 07/15/2028 (k)	40,548	45,763
0.875% due 01/15/2029 (k)	10,644	12,139
1.000% due 02/15/2048	3,733	4,946
1.750% due 01/15/2028 (m)	9,401	11,226
2.500% due 01/15/2029 (k)	26,696	34,253
U.S. Treasury Notes
0.375% due 04/30/2025 (m)	70,400	70,729
1.500% due 09/30/2024 (m)	2,240	2,360
1.500% due 11/30/2024 (m)(o)	3,900	4,115
1.500% due 02/15/2030 (k)	423,220	457,540
1.625% due 09/30/2026 (m)(o)	9,090	9,763
1.625% due 11/30/2026 (m)	2,540	2,730
1.750% due 12/31/2024 (k)	3,500	3,735
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	62,380
0.000% due 08/15/2034 (a)	32,970	28,488
0.000% due 05/15/2035 (a)(m)	32,500	27,753
0.000% due 11/15/2036 (a)	37,600	31,171
0.000% due 08/15/2037 (a)(m)	8,900	7,268
0.000% due 08/15/2040 (d)(m)	5,930	4,650
0.000% due 05/15/2044 (d)(m)	15,400	10,900
0.000% due 08/15/2044 (d)	18,300	12,883
0.000% due 11/15/2044 (d)	11,350	7,951
Total U.S. Treasury Obligations (Cost $2,749,697)		2,841,130
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust 3.462% due 10/25/2035 ~	1,331	1,201
American Home Mortgage Assets Trust
0.305% due 10/25/2046 •	131	116
2.424% due 11/25/2046 •	1,752	760
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	6	6

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

BAMLL Commercial Mortgage Securities Trust
1.235% due 04/15/2036 •	7,000	6,689
1.385% due 03/15/2034 •	2,400	2,244
Banc of America Funding Trust
4.012% due 05/25/2035 ~	7	7
4.185% due 01/20/2047 ^~	30	28
4.217% due 02/20/2036 ~	299	284
Banc of America Mortgage Trust 4.209% due 08/25/2035 ^~	766	733
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,784
5.122% due 08/10/2035 ~	8,700	9,217
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	41	39
3.847% due 05/25/2047 ^~	907	854
3.889% due 02/25/2034 ~	6	6
3.936% due 11/25/2034 ~	22	21
4.000% due 05/25/2034 ~	1	0
4.270% due 10/25/2035 •	50	49
Bear Stearns ALT-A Trust
0.505% due 08/25/2036 ^•	3,827	3,301
3.717% due 11/25/2036 ^~	1,638	1,080
3.736% due 09/25/2035 ^~	3,380	2,655
3.837% due 11/25/2036 ~	172	130
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	7,823
Chase Mortgage Finance Trust
3.648% due 03/25/2037 ^~	302	287
5.500% due 11/25/2035	2,783	2,623
ChaseFlex Trust 0.465% due 05/25/2037 •	6,142	5,713
Citigroup Mortgage Loan Trust
0.255% due 01/25/2037 •	40	35
0.985% due 08/25/2035 ^•	198	178
3.258% due 04/25/2066 ~	1,152	1,161
4.380% due 10/25/2035 •	29	28
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035 •	42	42
3.840% due 09/25/2035 •	74	75
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	4,592
3.942% due 04/10/2033 ~	7,300	7,379
Countrywide Alternative Loan Trust
0.375% due 09/25/2046 ^•	890	812
0.385% due 12/20/2046 ^•	743	601
0.395% due 05/25/2036 •	4,842	4,163
0.400% due 03/20/2046 •	184	155
0.465% due 02/25/2037 •	77	67
0.510% due 12/20/2035 •	756	684
5.500% due 09/25/2035 ^	1,927	1,761
5.500% due 10/25/2035	4,273	3,511
5.500% due 11/25/2035	701	578
5.500% due 03/25/2036 ^	84	58
6.250% due 08/25/2037 ^	139	110
Countrywide Home Loan Mortgage Pass-Through Trust
0.645% due 05/25/2035 •	76	66
0.825% due 03/25/2035 •	205	174
3.427% due 08/25/2034 ^~	14	13
3.633% due 02/20/2035 ~	13	13
3.711% due 02/20/2036 ^•	60	51
3.720% due 11/25/2037 ~	635	594
3.793% due 02/20/2036 ^•	141	133
3.799% due 08/25/2034 ^~	21	21
3.819% due 11/25/2034 ~	75	73
3.885% due 11/20/2034 ~	13	13
4.119% due 04/20/2035 ~	6	6
5.250% due 05/25/2035	135	115
Countrywide Home Loan Reperforming REMIC Trust 0.605% due 07/25/2036 •	3,088	2,723
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~	15	14
Credit Suisse Mortgage Capital Certificates 0.338% due 11/27/2036 •	5,791	5,791
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~	2,920	3,030
3.135% due 12/26/2059 ~	785	812
DBUBS Mortgage Trust 1.541% due 07/12/2044 •	724	723
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	3	3
Downey Savings & Loan Association Mortgage Loan Trust 0.454% due 08/19/2045 •	96	89
First Horizon Mortgage Pass-Through Trust
3.864% due 08/25/2035 ~	15	13
4.288% due 12/25/2034 ~	3	3

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

GS Mortgage Securities Trust
2.777% due 10/10/2049		2,720	2,838
3.722% due 10/10/2049 ~		5,225	4,533
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •		541	438
GSR Mortgage Loan Trust
4.065% due 09/25/2035 ~		34	34
4.097% due 11/25/2035 ~		7	6
HarborView Mortgage Loan Trust
0.374% due 07/19/2046 ^•		1,759	1,017
0.384% due 01/19/2038 •		512	454
0.399% due 12/19/2036 •		3,480	2,804
0.674% due 03/19/2036 ^•		142	127
3.706% due 07/19/2035 ^~		25	25
IndyMac Mortgage Loan Trust
0.385% due 06/25/2046 •		559	474
3.437% due 04/25/2037 ^~		202	172
3.449% due 04/25/2037 ~		129	116
3.717% due 12/25/2034 ~		14	14
JPMorgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050		3,600	3,828
JPMorgan Mortgage Trust
1.085% due 11/25/2049 •		3,470	3,466
1.085% due 12/25/2049 •		1,679	1,677
3.774% due 02/25/2035 ~		4	4
3.789% due 01/25/2037 ^~		32	29
3.968% due 07/25/2035 ~		1,596	1,553
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		1,953	1,971
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •		543	480
4.088% due 11/21/2034 ~		70	70
MASTR Alternative Loan Trust 5.500% due 01/25/2025		39	39
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.885% due 11/15/2031 •		34	34
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •		47	45
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		196	188
3.480% due 07/25/2034 ~		93	92
3.603% due 05/25/2033 ~		16	15
3.707% due 02/25/2034 ~		7	7
3.868% due 05/25/2033 ~		6	6
Morgan Stanley Bank of America Merrill Lynch Trust 2.729% due 09/15/2049		3,100	3,238
Morgan Stanley Capital Trust 4.418% due 07/11/2040 ~		3,500	3,812
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		7,455	7,871
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		3,616	3,915
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~		14,710	5,140
Prime Mortgage Trust 0.585% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
0.395% due 04/25/2046 •		206	80
6.000% due 06/25/2036 ^		48	44
6.000% due 08/25/2036 ^		1,134	1,073
Residential Asset Securitization Trust
0.585% due 01/25/2046 ^•		221	62
0.635% due 04/25/2035 ^•		59	38
Structured Adjustable Rate Mortgage Loan Trust
0.405% due 05/25/2037 •		157	148
0.505% due 10/25/2035 •		52	49
2.904% due 01/25/2035 ^•		58	52
3.404% due 12/25/2034 ~		82	81
3.875% due 08/25/2035 ~		21	20
Structured Asset Mortgage Investments Trust
0.395% due 04/25/2036 •		740	737
0.405% due 05/25/2036 •		202	190
0.444% due 07/19/2035 •		32	29
0.465% due 02/25/2036 ^•		422	385
0.495% due 12/25/2035 ^•		5	5
0.854% due 10/19/2034 •		19	18
Structured Asset Securities Corp. 3.325% due 12/25/2033 ~		13	13
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	19,282	23,897
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		$51	49
0.475% due 10/25/2045 •		720	699
0.495% due 01/25/2045 •		36	34
0.555% due 05/25/2034 •		506	427
2.204% due 02/25/2047 ^•		522	467

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

2.204% due 03/25/2047 ^•		296	291
2.234% due 01/25/2047 •		2	2
2.240% due 08/25/2046 •		8,500	7,602
2.240% due 09/25/2046 •		18	18
2.240% due 10/25/2046 •		5	4
2.240% due 11/25/2046 •		60	55
2.264% due 04/25/2047 •		1,172	1,057
2.384% due 05/25/2046 •		35	32
2.504% due 08/25/2046 •		1,366	1,305
2.904% due 08/25/2042 •		1	1
3.341% due 12/25/2036 ^~		260	248
3.611% due 02/25/2037 ^~		325	305
3.715% due 07/25/2037 ^~		29	25
3.838% due 03/25/2034 ~		110	108
Washington Mutual Mortgage Pass-Through Certificates Trust 2.474% due 05/25/2046 ^•		459	374
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	3,656
Total Non-Agency Mortgage-Backed Securities (Cost $181,909)			183,327
ASSET-BACKED SECURITIES 3.0%
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		379	380
Barings BDC Static CLO Ltd. 2.239% due 04/15/2027 •		2,004	1,990
Bear Stearns Asset-Backed Securities Trust
4.124% due 07/25/2036 ~		66	65
4.296% due 10/25/2036 ~		23	23
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		500	479
Citigroup Mortgage Loan Trust 0.245% due 07/25/2045 •		9	7
Countrywide Asset-Backed Certificates
0.325% due 06/25/2047 ^•		1,146	1,019
0.425% due 04/25/2037 •		603	474
1.085% due 02/25/2036 •		1,292	1,275
Countrywide Asset-Backed Certificates Trust 1.435% due 07/25/2035 •		100	82
Credit-Based Asset Servicing & Securitization LLC
0.305% due 07/25/2037 •		22	17
1.085% due 07/25/2035 •		56	54
3.946% due 04/25/2037 þ		474	480
Credit-Based Asset Servicing & Securitization Trust 0.255% due 01/25/2037 ^•		30	11
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		3,098	3,054
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		3,310	3,282
ECMC Group Student Loan Trust 0.935% due 02/27/2068 •		1,543	1,501
Encore Credit Receivables Trust 0.845% due 07/25/2035 •		4,707	4,657
First Franklin Mortgage Loan Trust 1.235% due 09/25/2033 •		7,024	6,829
First NLC Trust 0.255% due 08/25/2037 •		19	10
Fremont Home Loan Trust 1.250% due 06/25/2035 •		5,100	4,946
Gallatin CLO Ltd. 2.159% due 01/21/2028 •		5,682	5,599
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	4,145	3,004
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •		$1	1
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •		1,300	1,281
GSAMP Trust
0.255% due 12/25/2036 •		7	4
0.325% due 11/25/2036 •		23,792	13,828
0.325% due 12/25/2036 •		1,994	1,138
0.335% due 08/25/2036 •		2,535	2,468
0.345% due 04/25/2036 •		291	221
0.385% due 11/25/2036 •		241	141
0.385% due 01/25/2047 •		7,325	4,404
0.455% due 03/25/2047 •		1,384	1,259
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,309	2,107
Legacy Mortgage Asset Trust 3.438% due 05/25/2059 þ		1,017	1,025
Lehman ABS Mortgage Loan Trust 0.275% due 06/25/2037 •		16	12
Long Beach Mortgage Loan Trust
0.340% due 08/25/2036 •		515	325
0.745% due 10/25/2034 •		5	4

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

M360 Advisors LLC 4.395% due 07/24/2028		351	350
MASTR Asset-Backed Securities Trust
0.405% due 11/25/2036 •		3,540	2,537
1.010% due 10/25/2034 •		4,471	4,340
MASTR Specialized Loan Trust 0.445% due 02/25/2036 •		4,383	4,168
MESA Trust 0.985% due 12/25/2031 •		20	20
Morgan Stanley ABS Capital, Inc. Trust 0.515% due 02/25/2037 •		5,427	3,227
New Century Home Equity Loan Trust
0.925% due 08/25/2034 •		14	13
1.265% due 01/25/2034 •		214	208
4.676% due 08/25/2035 þ		87	88
NovaStar Mortgage Funding Trust 0.355% due 01/25/2037 •		7,357	3,352
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		1,700	1,725
Option One Mortgage Loan Trust 0.920% due 05/25/2035 •		1,000	948
Palmer Square CLO Ltd. 1.242% due 08/15/2026 •		1,956	1,943
Residential Asset Securities Corp. Trust 0.405% due 02/25/2037 •		2,100	1,894
SBA Tower Trust 3.869% due 10/15/2049 þ		3,250	3,444
Securitized Asset-Backed Receivables LLC Trust 0.315% due 05/25/2037 ^•		49	39
SLM Student Loan Trust 2.491% due 04/25/2023 •		3,839	3,759
Soundview Home Loan Trust
0.265% due 06/25/2037 •		11	8
0.295% due 01/25/2037 •		1,014	812
0.355% due 07/25/2037 •		463	408
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		1,922	1,916
Wells Fargo Home Equity Asset-Backed Securities Trust
0.415% due 04/25/2037 •		867	828
0.455% due 07/25/2036 •		3,107	3,070
Zais CLO Ltd. 2.369% due 04/15/2028 •		5,137	5,088
Total Asset-Backed Securities (Cost $112,084)			111,641
SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
5.250% due 01/15/2028 ^(c)	EUR	300	128
5.875% due 01/11/2028 ^(c)(k)		$4,800	1,942
6.875% due 01/11/2048 ^(c)		4,400	1,730
Colombia Government International Bond 7.375% due 09/18/2037		720	983
Indonesia Government International Bond
1.400% due 10/30/2031	EUR	3,300	3,514
4.750% due 07/18/2047		$6,800	8,012
Israel Government International Bond 3.375% due 01/15/2050		3,000	3,299
Israel Government International Bond 3.250% due 01/17/2028		3,800	4,311
Mexico Government International Bond
4.500% due 01/31/2050		5,707	5,884
4.600% due 01/23/2046		3,335	3,456
5.750% due 10/12/2110		10,400	11,563
Peru Government International Bond
5.400% due 08/12/2034	PEN	600	179
5.940% due 02/12/2029		17,450	5,691
6.150% due 08/12/2032		9,500	3,078
6.350% due 08/12/2028		3,000	1,003
6.950% due 08/12/2031		15,000	5,152
8.200% due 08/12/2026		27,100	9,891
Perusahaan Penerbit SBSN Indonesia 4.450% due 02/20/2029		$5,500	6,173
Qatar Government International Bond 3.875% due 04/23/2023		4,500	4,837
Saudi Government International Bond 3.750% due 01/21/2055		8,100	8,276
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	884
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	18,341

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Uruguay Government International Bond 4.975% due 04/20/2055	$4,500	5,785
Total Sovereign Issues (Cost $110,356)		114,112
	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)	1,100,000	1,135
Goldman Sachs Group, Inc. 4.950% due 02/10/2025 •(g)	900,000	860
JPMorgan Chase & Co. 6.100% due 10/01/2024 •(g)	2,000,000	2,051
Northern Trust Corp. 4.600% due 10/01/2026 •(g)	4,900,000	4,843
		8,889
INDUSTRIALS 0.3%
General Electric Co. 5.000% due 01/21/2021 •(g)	2,000,000	1,573
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)	10,000,000	10,027
		11,600
UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	3,616,000	3,506
Entergy Louisiana LLC 4.700% due 06/01/2063	20,000	502
Entergy Texas, Inc. 5.625% due 06/01/2064	156,000	4,019
		8,027
Total Preferred Securities (Cost $28,631)		28,516
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
CERTIFICATES OF DEPOSIT 0.2%
Lloyds Bank Corporate Markets PLC 1.820% (US0003M + 0.500%) due 10/26/2020 ~	$6,600	6,610
REPURCHASE AGREEMENTS (j) 0.0%		1,192
U.S. TREASURY BILLS 0.0%
0.104% due 07/14/2020 (d)(e)	4	4
Total Short-Term Instruments (Cost $7,796)		7,806
Total Investments in Securities (Cost $5,534,698)		5,954,375
	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short Asset Portfolio	6,123,375	61,080
PIMCO Short-Term Floating NAV Portfolio III	12,819,435	126,387
Total Short-Term Instruments (Cost $187,690)		187,467
Total Investments in Affiliates (Cost $187,690)		187,467
Total Investments 164.5% (Cost $5,722,388)		$6,141,842
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $10,298)		3,507
Other Assets and Liabilities, net (64.6)%		(2,411,566)
Net Assets 100.0%		$3,733,783

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	7.500%	04/02/2032	05/06/2020	$3,121	$3,215	0.09%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$1,192	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(1,216)	$1,192	$1,192
Total Repurchase Agreements	$(1,216)	$1,192	$1,192
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.190%	06/02/2020	07/02/2020	$(21,696)	$(21,700)
0.210	05/14/2020	07/14/2020	(5,184)	(5,185)
BOS	0.050	05/20/2020	07/15/2020	(221,695)	(221,708)
BRC	0.000	04/23/2020	TBD(2)	(163)	(163)
BSN	0.240	04/09/2020	07/09/2020	(6,264)	(6,267)
0.240	04/13/2020	07/13/2020	(2,941)	(2,943)
0.240	04/16/2020	07/09/2020	(3,777)	(3,779)
JPS	0.060	06/15/2020	07/15/2020	(285,313)	(285,320)
0.060	06/18/2020	07/02/2020	(339,063)	(339,070)
0.060	06/22/2020	07/06/2020	(273,762)	(273,766)
0.060	06/30/2020	07/02/2020	(113,521)	(113,521)
0.070	06/23/2020	07/07/2020	(114,375)	(114,377)
0.140	06/17/2020	07/15/2020	(86,354)	(86,359)
0.140	06/23/2020	07/07/2020	(109,960)	(109,963)
0.180	06/29/2020	07/02/2020	(813)	(813)
0.210	05/18/2020	08/18/2020	(14,201)	(14,204)
SGY	0.150	06/17/2020	07/15/2020	(259,591)	(259,607)
STR	0.170	07/01/2020	07/02/2020	(276,578)	(276,578)
0.180	06/30/2020	07/01/2020	(347,901)	(347,903)
Total Reverse Repurchase Agreements	$(2,483,226)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
GSC	0.060%	06/26/2020	07/06/2020	$(95,867)	$(95,868)
UBS	0.200	05/08/2020	07/08/2020	(4,793)	(4,794)
Total Sale-Buyback Transactions	$(100,662)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	09/01/2050	$33,000	$(34,569)	$(34,638)
Total Short Sales (0.9)%	$(34,569)	$(34,638)
(k)	Securities with an aggregate market value of $2,325,649 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(2,330,730) at a weighted average interest rate of 0.146%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	1,874	$(413,832)	$(44)	$0	$(29)
U.S. Treasury 5-Year Note September Futures	09/2020	6,146	(772,811)	(1,842)	192	0
U.S. Treasury 10-Year Note September Futures	09/2020	531	(73,900)	(204)	83	0
U.S. Treasury 10-Year Ultra September Futures	09/2020	1,412	(222,368)	(1,125)	353	0
U.S. Treasury 30-Year Bond September Futures	09/2020	4,121	(735,856)	(5,152)	1,932	0
Total Futures Contracts	$(8,367)	$2,560	$(29)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Koninklijke KPN N.V.	(1.000)%	Quarterly	12/20/2023	0.560%	EUR	1,400	$5	$(29)	$(24)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$4,000	$26	$(18)	$8	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2020	2.353	2,900	17	(35)	(18)	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.670	200	26	(17)	9	0	(1)
$69	$(70)	$(1)	$1	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	(1.000)%	Quarterly	12/20/2024	$465	$18	$(2)	$16	$0	$(1)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	130,600	(2,918)	2,523	(395)	0	(43)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	171,000	(3,621)	3,112	(509)	0	(72)
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	60,000	(185)	(480)	(665)	0	(47)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

iTraxx Europe Main 29 5-Year Index	(1.000)	Quarterly	06/20/2023	EUR	23,900	(627)	198	(429)	0	(47)
$(7,333)	$5,351	$(1,982)	$0	$(210)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.220%	Semi-Annual	03/03/2025	CAD	2,300	$0	$37	$37	$0	$(2)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	1,700	0	30	30	0	(1)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	600	0	11	11	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	24,300	30	377	407	0	(16)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	1,200	50	25	75	0	(2)
Pay	3-Month USD-LIBOR	2.450	Semi-Annual	05/13/2022	$174,800	526	7,188	7,714	39	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	398,100	(438)	(21,889)	(22,327)	0	(53)
Pay	3-Month USD-LIBOR	2.740	Semi-Annual	12/05/2023	106,700	(507)	9,832	9,325	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	38,600	(152)	(1,634)	(1,786)	15	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	26,400	3,280	2,025	5,305	0	(51)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	44,900	(94)	(4,410)	(4,504)	85	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	52,500	(147)	(1,643)	(1,790)	103	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	35,100	(412)	(6,103)	(6,515)	71	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	155,100	16,858	(41,322)	(24,464)	1,399	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	MXN	29,700	0	51	51	1	0
$18,994	$(57,425)	$(38,431)	$1,726	$(125)
Total Swap Agreements	$11,735	$(52,173)	$(40,438)	$1,727	$(336)
(m)	Securities with an aggregate market value of $75,902 and cash of $3,913 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	ZAR	10,850	$571	$0	$(54)
BPS	07/2020	CAD	3,700	2,700	0	(26)
07/2020	RUB	3,889	55	1	0
07/2020	$9,964	EUR	8,875	7	0
BRC	12/2020	5,574	MXN	123,296	0	(315)
CBK	07/2020	COP	239,705	$67	3	0
07/2020	PEN	67,867	19,584	426	0
07/2020	$1,720	PEN	5,902	0	(54)
08/2020	SEK	250	$25	0	(2)
09/2020	PEN	5,198	1,510	45	0
GLM	07/2020	RUB	5,644	76	0	(3)
08/2020	GBP	20,548	25,247	0	(222)
08/2020	PEN	16,855	4,887	132	0
HUS	07/2020	EUR	314	352	0	0
JPM	07/2020	ZAR	3,756	206	0	(10)
MYI	09/2020	IDR	1,568,590	103	0	(3)
SCX	07/2020	EUR	27,878	31,029	0	(292)
08/2020	19,317	21,711	0	(7)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

UAG	07/2020	RUB	8,622	116	0	(5)
Total Forward Foreign Currency Contracts	$614	$(993)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	18,500	$(133)	$(8)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	3,600	(15)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	13,300	(56)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	6,800	(47)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	15,700	(108)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	16,200	(105)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	1,100	(8)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	16,200	(105)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	12,100	(79)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	9,000	(32)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,600	(8)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	9,000	(32)	0
Total Written Options	$(733)	$(56)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.384%	$200	$(18)	$17	$0	$(1)
BRC	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.384	400	(34)	32	0	(2)
DUB	Telstra Corp. Ltd.	1.000	Quarterly	06/20/2021	0.127	2,300	32	(12)	20	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	6,800	(195)	247	52	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.384	500	(42)	39	0	(3)
UAG	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.384	8,630	(447)	401	0	(46)
Total Swap Agreements	$(704)	$724	$72	$(52)
(o)

Securities with an aggregate market value of $779 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,751	$1,106	$3,857
Corporate Bonds & Notes
Banking & Finance	0	722,576	0	722,576
Industrials	0	987,673	0	987,673
Utilities	0	476,261	0	476,261
Municipal Bonds & Notes
California	0	38,393	0	38,393
Colorado	0	1,670	0	1,670
Florida	0	3,686	0	3,686
Georgia	0	7,642	0	7,642
Illinois	0	25,143	0	25,143
Kansas	0	3,427	0	3,427
Mississippi	0	4,587	0	4,587
New Jersey	0	1,583	0	1,583
New Mexico	0	1,195	0	1,195
New York	0	28,309	0	28,309
Ohio	0	8,865	0	8,865
Pennsylvania	0	719	0	719
Texas	0	15,505	0	15,505
West Virginia	0	6,833	0	6,833
Wisconsin	0	1,038	0	1,038
U.S. Government Agencies	0	328,881	0	328,881
U.S. Treasury Obligations	0	2,841,130	0	2,841,130
Non-Agency Mortgage-Backed Securities	0	183,327	0	183,327
Asset-Backed Securities	0	108,637	3,004	111,641
Sovereign Issues	0	114,112	0	114,112
Preferred Securities
Banking & Finance	0	8,889	0	8,889
Industrials	0	11,600	0	11,600
Utilities	4,521	3,506	0	8,027
Short-Term Instruments
Certificates of Deposit	0	6,610	0	6,610
Repurchase Agreements	0	1,192	0	1,192
U.S. Treasury Bills	0	4	0	4
	$4,521	$5,945,744	$4,110	$5,954,375
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$187,467	$0	$0	$187,467
Total Investments	$191,988	$5,945,744	$4,110	$6,141,842
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(34,638)	$0	$(34,638)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,560	1,727	0	4,287
Over the counter	0	686	0	686
	$2,560	$2,413	$0	$4,973
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(336)	0	(365)
Over the counter	0	(1,101)	0	(1,101)
	$(29)	$(1,437)	$0	$(1,466)
Total Financial Derivative Instruments	$2,531	$976	$0	$3,507
Totals	$194,519	$5,912,082	$4,110	$6,110,711

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$4,800	$4,777
Ancestry.com Operations, Inc. 5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		990	941
Aramark Services, Inc. 1.928% (LIBOR03M + 1.750%) due 03/11/2025 ~		466	442
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «(i)		7,787	7,689
Caesars Resort Collection LLC
TBD% due 06/19/2025		2,400	2,263
2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		4,583	4,106
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~		100	97
Carnival Corp. TBD% due 06/30/2025 «		1,500	1,455
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,719	1,626
Citadel Securities LP 2.928% (LIBOR03M + 2.750%) due 02/27/2026 ~		2,363	2,306
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		1,687	1,607
CPG International, Inc. 4.750% (LIBOR03M + 3.750%) due 05/05/2024 ~		940	933
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		1,675	1,597
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		285	278
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	5,969
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		700	689
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		3,743	3,322
Diamond Sports Group LLC 3.430% (LIBOR03M + 3.250%) due 08/24/2026 ~		4,963	4,063
E.W. Scripps Co. 2.678% (LIBOR03M + 2.500%) due 05/01/2026 ~		889	841
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,773	1,192
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		262	267
8.000% (PRIME + 4.750%) due 11/27/2023 ~		1,200	1,201
Level 3 Parent LLC 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		337	320
MH Sub LLC 4.572% (LIBOR03M + 3.750%) due 09/13/2024 ~		4,607	4,417
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		2,856	2,727
Nielsen Finance LLC 2.180% (LIBOR03M + 2.000%) due 10/04/2023 ~		386	374
Numericable Group S.A. 3.000% (EUR003M + 3.000%) due 07/31/2025 ~	EUR	1,574	1,694
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		$2,800	2,791
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		500	469
SS&C Technologies Holdings Europe SARL 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		786	753
SS&C Technologies, Inc. 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		1,118	1,071
State of Qatar 2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,000	5,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,700	6,736
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		4,900	4,900
Toyota Motor Credit Corp.
0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,600	5,592
1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		11,000	10,950
Traverse Midstream Partners LLC 5.000% (LIBOR03M + 4.000%) due 09/27/2024 ~		357	299
U.S. Foods, Inc. 1.928% (LIBOR03M + 1.750%) due 06/27/2023 ~		491	458

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		2,111	1,962
USI, Inc. 4.308% (LIBOR03M + 4.000%) due 12/02/2026 ~		896	870
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		515	509
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(b)		2,280	1,482
WR Grace & Co. 2.058% (LIBOR03M + 1.750%) due 04/03/2025 ~		688	671
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		1,397	1,328
Total Loan Participations and Assignments (Cost $108,847)			103,034
CORPORATE BONDS & NOTES 77.0%
BANKING & FINANCE 25.6%
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031		2,200	2,456
4.700% due 07/01/2030		700	858
4.850% due 04/15/2049		700	919
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,700
Ally Financial, Inc.
3.050% due 06/05/2023		1,400	1,420
8.000% due 11/01/2031		2,500	3,214
American Express Co. 4.050% due 12/03/2042		82	99
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	7,969
American Homes 4 Rent LP
4.250% due 02/15/2028		1,800	1,927
4.900% due 02/15/2029		300	335
American International Group, Inc.
4.375% due 06/30/2050		9,400	10,818
5.750% due 04/01/2048 •		600	620
American Tower Corp.
3.100% due 06/15/2050		3,400	3,357
3.125% due 01/15/2027		6,300	6,904
3.375% due 10/15/2026		4,800	5,343
3.700% due 10/15/2049		5,000	5,503
3.800% due 08/15/2029		1,400	1,594
3.950% due 03/15/2029		1,400	1,595
Aon Corp. 2.800% due 05/15/2030		2,700	2,892
Arch Capital Finance LLC 5.031% due 12/15/2046		500	626
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	2,591
Ares Finance Co. LLC 3.250% due 06/15/2030		1,100	1,123
AvalonBay Communities, Inc. 3.900% due 10/15/2046		7,100	8,569
Aviation Capital Group LLC
3.875% due 05/01/2023		3,400	3,237
4.875% due 10/01/2025		4,500	4,127
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,682
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,292
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	800	876
Banco Bradesco S.A. 3.200% due 01/27/2025		$2,900	2,859
Banco BTG Pactual S.A. 4.500% due 01/10/2025		5,400	5,304
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		1,200	1,130
Bancolombia S.A. 4.625% due 12/18/2029 •(h)		3,000	2,835
Bank of America Corp.
2.676% due 06/19/2041 •		26,300	27,112
3.824% due 01/20/2028 •		95	108
3.946% due 01/23/2049 •		265	321
4.244% due 04/24/2038 •		185	227
4.330% due 03/15/2050 •		60	77
4.443% due 01/20/2048 •		100	130
7.750% due 05/14/2038		7,700	12,641
Bank of America N.A. 6.000% due 10/15/2036		1,200	1,708
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(g)		1,900	1,981
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		1,600	1,601

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Barclays Bank PLC 7.625% due 11/21/2022 (h)		200	218
Barclays PLC
7.125% due 06/15/2025 •(g)(h)	GBP	8,400	10,320
8.000% due 12/15/2020 •(g)(h)	EUR	10,000	11,297
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		$70	90
BGC Partners, Inc. 5.375% due 07/24/2023		3,300	3,437
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049		2,500	2,594
BNP Paribas S.A. 7.000% due 08/16/2028 •(g)(h)		2,900	3,151
Boston Properties LP 3.250% due 01/30/2031		1,900	2,048
Brighthouse Financial, Inc. 4.700% due 06/22/2047		4,700	4,307
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,248
Brookfield Finance LLC 3.450% due 04/15/2050		1,300	1,250
Brookfield Finance, Inc.
4.700% due 09/20/2047		5,200	6,000
4.850% due 03/29/2029		1,100	1,296
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	593
Camden Property Trust 2.800% due 05/15/2030		800	866
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	3,761
CBL & Associates LP 5.950% due 12/15/2026 ^(c)		700	203
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)		1,500	1,606
Chubb INA Holdings, Inc. 4.350% due 11/03/2045		85	111
Citigroup, Inc.
3.400% due 05/01/2026		1,000	1,110
4.650% due 07/30/2045		63	81
4.750% due 05/18/2046		7,200	9,217
8.125% due 07/15/2039		2,900	5,027
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(g)		3,600	3,659
Cleveland Clinic Foundation 4.858% due 01/01/2114		45	64
CME Group, Inc. 4.150% due 06/15/2048		1,825	2,461
CNA Financial Corp. 3.900% due 05/01/2029		2,500	2,758
Commonwealth Bank of Australia 3.743% due 09/12/2039 (h)		3,800	4,086
Cooperatieve Rabobank UA 5.250% due 05/24/2041		75	107
Country Garden Holdings Co. Ltd. 7.250% due 04/04/2021		3,000	3,026
Credit Agricole S.A. 7.500% due 06/23/2026 •(g)(h)	GBP	400	541
Credit Suisse AG 6.500% due 08/08/2023 (h)		$7,675	8,413
Credit Suisse Group AG
2.593% due 09/11/2025 •		700	724
3.869% due 01/12/2029 •		750	828
6.250% due 12/18/2024 •(g)(h)		2,800	2,929
6.375% due 08/21/2026 •(g)(h)		2,400	2,439
7.250% due 09/12/2025 •(g)(h)		3,600	3,702
7.500% due 07/17/2023 •(g)(h)		5,500	5,718
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		500	552
Crown Castle International Corp.
3.250% due 01/15/2051		5,900	5,916
4.300% due 02/15/2029		605	702
4.750% due 05/15/2047		2,650	3,283
5.200% due 02/15/2049		14,248	18,957
CubeSmart LP 4.375% due 02/15/2029		1,900	2,211
CVS Pass-Through Trust 4.704% due 01/10/2036		1,531	1,641
Deutsche Bank AG
3.961% due 11/26/2025 •		5,800	6,091
4.250% due 10/14/2021		1,500	1,540
Digital Realty Trust LP 4.450% due 07/15/2028		3,400	4,079
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,200	5,347
Doctors Co. 6.500% due 10/15/2023		10,150	11,041

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

E*TRADE Financial Corp. 3.800% due 08/24/2027		1,400	1,555
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	8,567	9,428
EPR Properties
3.750% due 08/15/2029		$3,200	2,793
4.500% due 06/01/2027		1,567	1,454
4.950% due 04/15/2028		100	96
Equinix, Inc.
2.150% due 07/15/2030		1,800	1,785
3.000% due 07/15/2050		1,400	1,369
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,600	1,793
ERP Operating LP
4.500% due 07/01/2044		3,040	3,951
4.500% due 06/01/2045		1,200	1,571
Essex Portfolio LP
2.650% due 03/15/2032		3,000	3,173
3.375% due 04/15/2026		5,600	6,084
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,100	2,267
4.850% due 04/17/2028		2,500	2,681
Farmers Exchange Capital 5.454% due 10/15/2054 •		10,200	11,845
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	7,089
Fidelity National Financial, Inc. 5.500% due 09/01/2022		12,425	13,375
First American Financial Corp. 4.300% due 02/01/2023		900	948
First Republic Bank 4.625% due 02/13/2047		2,000	2,408
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,100	6,114
FMR LLC 6.450% due 11/15/2039		4,500	6,714
Ford Motor Credit Co. LLC
1.576% (US0003M + 1.270%) due 03/28/2022 ~		1,100	1,029
2.183% (US0003M + 0.810%) due 04/05/2021 ~		3,890	3,734
2.343% due 11/02/2020		800	797
3.336% due 03/18/2021		2,500	2,482
3.550% due 10/07/2022		4,300	4,191
5.584% due 03/18/2024		8,100	8,195
5.596% due 01/07/2022		200	202
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		1,400	1,265
6.750% due 03/15/2022		3,300	3,177
Freedom Mortgage Corp. 8.250% due 04/15/2025		4,525	4,494
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	5,289
GE Capital Funding LLC
4.400% due 05/15/2030		7,450	7,756
4.550% due 05/15/2032		7,450	7,700
General Motors Financial Co., Inc. 4.000% due 10/06/2026		40	42
GLP Capital LP
4.000% due 01/15/2030		5,000	4,983
5.300% due 01/15/2029		3,600	3,906
Goldman Sachs Group, Inc.
3.750% due 02/25/2026		1,200	1,339
4.017% due 10/31/2038 •		23,500	27,490
4.223% due 05/01/2029 •		2,700	3,143
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	4,123
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	4,006
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		3,903	4,980
Harborwalk Funding Trust 5.077% due 02/15/2069 •		2,500	3,064
Hartford Financial Services Group, Inc. 2.517% due 02/12/2067 •		2,900	2,238
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,754
Highwoods Realty LP 3.050% due 02/15/2030		5,000	4,984
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,968
HSBC Holdings PLC
2.848% due 06/04/2031 •		6,400	6,559
3.803% due 03/11/2025 •		1,500	1,621
4.041% due 03/13/2028 •		7,100	7,851
4.583% due 06/19/2029 •		2,090	2,416
5.875% due 09/28/2026 •(g)(h)	GBP	5,378	6,548
7.625% due 05/17/2032		$1,800	2,519

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Intercontinental Exchange, Inc.
3.100% due 09/15/2027		600	668
4.250% due 09/21/2048		1,185	1,516
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(g)(h)	EUR	200	224
7.750% due 01/11/2027 •(g)(h)		4,650	5,724
Invesco Finance PLC 5.375% due 11/30/2043		$55	63
Jefferies Finance LLC 7.250% due 08/15/2024		1,000	884
Jefferies Group LLC 6.500% due 01/20/2043		2,100	2,446
JPMorgan Chase & Co.
1.933% (US0003M + 0.890%) due 07/23/2024 ~		2,500	2,505
3.109% due 04/22/2051 •		7,400	8,004
3.964% due 11/15/2048 •		110	135
8.750% due 09/01/2030		275	400
Kaisa Group Holdings Ltd. 8.500% due 06/30/2022		2,500	2,478
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		700	699
Kimco Realty Corp. 3.700% due 10/01/2049		1,800	1,669
KKR Group Finance Co. LLC
3.625% due 02/25/2050		3,600	3,584
3.750% due 07/01/2029		500	575
KWG Group Holdings Ltd. 6.000% due 09/15/2022		1,000	1,007
Lazard Group LLC 4.375% due 03/11/2029		300	336
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,728
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	954
Life Storage LP 4.000% due 06/15/2029		4,600	5,100
Lincoln National Corp. 4.350% due 03/01/2048		3,000	3,376
Lloyds Bank PLC 7.500% due 04/02/2032 þ		4,600	3,802
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		4,060	4,414
7.875% due 06/27/2029 •(g)(h)	GBP	200	276
Loews Corp. 4.125% due 05/15/2043		$40	44
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	9,716
Marsh & McLennan Cos., Inc.
4.350% due 01/30/2047		200	251
4.900% due 03/15/2049		400	545
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		2,970	3,058
4.900% due 04/01/2077		1,000	1,296
MetLife, Inc.
4.125% due 08/13/2042		30	36
4.875% due 11/13/2043		75	97
Metropolitan Life Global Funding 2.400% due 06/17/2022		500	519
MGM Growth Properties Operating Partnership LP 5.750% due 02/01/2027		1,900	1,950
Mitsubishi UFJ Financial Group, Inc. 4.153% due 03/07/2039		2,200	2,638
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		200	206
Mizuho Financial Group, Inc. 2.869% due 09/13/2030 •		2,500	2,643
Morgan Stanley
3.772% due 01/24/2029 •		180	205
4.457% due 04/22/2039 •		90	114
7.500% due 04/02/2032 þ(i)		11,300	9,818
Nationwide Building Society 3.960% due 07/18/2030 •		6,800	7,663
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	4,026
Navient Corp. 6.150% due 03/10/2021		400	393
Neuberger Berman Group LLC
4.500% due 03/15/2027		400	433
4.875% due 04/15/2045		2,200	2,327
New York Life Insurance Co. 4.450% due 05/15/2069		4,700	5,759
Nippon Life Insurance Co. 3.400% due 01/23/2050 •		1,000	1,038
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		2,498	2,461
3.650% due 09/21/2021 (i)		2,200	2,206

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.875% due 09/21/2023		5,400	5,413
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		3,000	2,870
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	488
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,768
ORIX Corp. 4.050% due 01/16/2024		3,500	3,850
Pacific Life Insurance Co. 9.250% due 06/15/2039		14,605	24,092
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		5,530	5,048
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,320	2,552
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,445
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,940
Pine Street Trust 5.568% due 02/15/2049		3,800	4,223
Pinnacol Assurance 8.625% due 06/25/2034 «(i)		7,000	7,781
Piper Jaffray Cos. 5.200% due 10/15/2023		6,000	5,865
Progressive Corp. 4.125% due 04/15/2047		500	637
Prologis LP 3.000% due 04/15/2050		6,328	6,707
Prudential Financial, Inc.
3.905% due 12/07/2047		44	50
3.935% due 12/07/2049		106	120
4.600% due 05/15/2044		30	36
Radian Group, Inc. 6.625% due 03/15/2025		1,100	1,130
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	30
Regency Centers LP
3.700% due 06/15/2030		800	862
4.400% due 02/01/2047		1,100	1,227
4.650% due 03/15/2049		500	570
Ronshine China Holdings Ltd. 8.950% due 01/22/2023		1,300	1,362
Royal Bank of Scotland Group PLC
4.269% due 03/22/2025 •		800	870
4.445% due 05/08/2030 •		4,100	4,763
4.892% due 05/18/2029 •		5,200	6,137
5.076% due 01/27/2030 •		4,100	4,929
6.000% due 12/29/2025 •(g)(h)		3,100	3,148
7.500% due 08/10/2020 •(g)(h)		700	703
7.648% due 09/30/2031 •(g)		700	1,014
8.625% due 08/15/2021 •(g)(h)		2,500	2,605
Sabra Health Care LP 4.800% due 06/01/2024		1,300	1,304
Santander UK Group Holdings PLC
4.750% due 09/15/2025		3,400	3,701
4.796% due 11/15/2024 •		3,000	3,320
6.750% due 06/24/2024 •(g)(h)	GBP	700	888
7.375% due 06/24/2022 •(g)(h)		600	762
SBA Communications Corp. 3.875% due 02/15/2027		$3,000	2,992
Sberbank of Russia Via SB Capital S.A.
5.250% due 05/23/2023 (h)		2,300	2,454
6.125% due 02/07/2022		11,985	12,756
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,964
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		2,300	2,109
SL Green Realty Corp. 4.500% due 12/01/2022		2,800	2,860
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		4,800	4,839
Spirit Realty LP
3.400% due 01/15/2030		700	663
4.450% due 09/15/2026		1,300	1,349
Standard Chartered PLC 4.305% due 05/21/2030 •		2,000	2,213
Stearns Holdings LLC
5.000% due 11/05/2024		66	40
9.375% due 08/15/2020 «		2,502	0
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,167
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030 (a)		8,800	8,838
Sunac China Holdings Ltd.
7.350% due 07/19/2021		300	306

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

8.375% due 01/15/2021		5,300	5,399
8.625% due 07/27/2020		1,900	1,907
SVB Financial Group 3.125% due 06/05/2030		900	966
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	476
4.375% due 09/15/2054 •		4,000	4,261
6.850% due 12/16/2039		371	559
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	759	1,246
5.661% due 10/13/2041		49	82
5.744% due 04/13/2040		96	161
7.623% due 07/13/2039		3,171	5,900
Travelers Cos., Inc.
4.000% due 05/30/2047		$95	117
4.050% due 03/07/2048		1,000	1,243
4.100% due 03/04/2049		30	38
Truist Financial Corp. 5.100% due 03/01/2030 •(g)		1,200	1,242
Trust Fibra Uno
6.390% due 01/15/2050		3,900	4,117
6.950% due 01/30/2044		5,300	5,813
UBS AG 7.625% due 08/17/2022 (h)		9,650	10,767
UBS Group AG
3.126% due 08/13/2030 •		1,700	1,838
4.125% due 09/24/2025		6,600	7,490
7.125% due 08/10/2021 •(g)(h)		2,700	2,760
UDR, Inc.
4.000% due 10/01/2025		600	670
4.400% due 01/26/2029		700	817
UniCredit SpA
6.572% due 01/14/2022		2,600	2,748
6.625% due 06/03/2023 •(g)(h)	EUR	2,200	2,430
7.500% due 06/03/2026 •(g)(h)		3,000	3,536
7.830% due 12/04/2023		$6,900	7,989
Unum Group
4.500% due 03/15/2025		6,500	6,989
4.500% due 12/15/2049		8,100	7,579
Ventas Realty LP 4.875% due 04/15/2049		500	548
VEREIT Operating Partnership LP
3.400% due 01/15/2028		3,300	3,325
3.950% due 08/15/2027		1,100	1,145
4.875% due 06/01/2026		300	333
Visa, Inc. 4.300% due 12/14/2045		175	232
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	471
5.700% due 07/15/2043		630	820
Washington Prime Group LP 6.450% due 08/15/2024		6,050	3,429
WEA Finance LLC 3.750% due 09/17/2024		900	929
Wells Fargo & Co.
2.393% due 06/02/2028 •		15,800	16,337
2.879% due 10/30/2030 •		8,300	8,877
3.068% due 04/30/2041 •		2,500	2,611
3.196% due 06/17/2027 •		6,200	6,726
4.150% due 01/24/2029		2,515	2,953
4.400% due 06/14/2046		150	182
4.650% due 11/04/2044		70	87
5.375% due 02/07/2035		1,600	2,174
5.375% due 11/02/2043		3,100	4,222
Wells Fargo Bank N.A. 6.600% due 01/15/2038		3,700	5,463
Welltower, Inc.
4.950% due 09/01/2048		5,050	5,664
5.125% due 03/15/2043		800	881
6.500% due 03/15/2041		925	1,179
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	7,801
6.950% due 10/01/2027		16,922	20,486
7.375% due 03/15/2032		2,413	3,341
7.950% due 03/15/2025		200	245
Willis North America, Inc. 3.875% due 09/15/2049		725	807
XLIT Ltd. 5.500% due 03/31/2045		2,000	2,683
			1,018,524
INDUSTRIALS 37.1%
Abbott Laboratories 4.900% due 11/30/2046		85	122

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

AbbVie, Inc.
4.050% due 11/21/2039		2,900	3,368
4.400% due 11/06/2042		2,970	3,586
4.450% due 05/14/2046		7,000	8,524
4.500% due 05/14/2035		9,700	11,976
4.550% due 03/15/2035		4,700	5,803
4.700% due 05/14/2045		1,100	1,380
4.750% due 03/15/2045		3,000	3,728
4.850% due 06/15/2044		3,300	4,130
4.875% due 11/14/2048		2,445	3,133
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,661
Activision Blizzard, Inc.
3.400% due 09/15/2026		5,500	6,255
4.500% due 06/15/2047		5,890	7,362
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,682
Adani Ports & Special Economic Zone Ltd. 4.375% due 07/03/2029		3,300	3,238
Adani Transmission Ltd. 4.250% due 05/21/2036		896	865
Aetna, Inc.
3.875% due 08/15/2047		40	45
4.125% due 11/15/2042		25	28
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (a)		1,600	1,628
Alcon Finance Corp.
2.750% due 09/23/2026		1,500	1,616
3.800% due 09/23/2049		2,200	2,435
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		2,000	2,471
Altice Financing S.A. 2.250% due 01/15/2025	EUR	1,500	1,584
Altice France S.A. 5.500% due 01/15/2028		$2,200	2,226
Altria Group, Inc.
3.875% due 09/16/2046		3,200	3,195
5.800% due 02/14/2039		4,100	5,118
Amazon.com, Inc.
2.700% due 06/03/2060		11,400	11,642
4.050% due 08/22/2047		120	157
Amdocs Ltd. 2.538% due 06/15/2030		3,600	3,593
America Movil S.A.B. de C.V. 6.125% due 03/30/2040		40	57
American Airlines Pass-Through Trust
3.200% due 12/15/2029		2,413	2,280
3.375% due 11/01/2028		3,762	3,158
3.650% due 02/15/2029		3,449	3,314
4.000% due 01/15/2027		451	346
Amgen, Inc.
3.150% due 02/21/2040		5,000	5,334
3.375% due 02/21/2050		3,200	3,520
4.563% due 06/15/2048		2,610	3,419
4.663% due 06/15/2051		10,153	13,489
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	11,802
4.900% due 02/01/2046		16,700	20,490
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	4,729
4.750% due 04/15/2058		6,500	7,868
4.950% due 01/15/2042		5,600	6,793
5.450% due 01/23/2039		4,900	6,197
5.800% due 01/23/2059		8,000	11,411
Anthem, Inc.
3.700% due 09/15/2049		3,400	3,877
4.550% due 03/01/2048		1,900	2,421
4.625% due 05/15/2042		50	62
4.650% due 01/15/2043		1,435	1,806
4.850% due 08/15/2054		85	98
5.100% due 01/15/2044		500	661
AP Moller - Maersk A/S 3.875% due 09/28/2025		2,425	2,579
Apache Corp. 5.250% due 02/01/2042		2,300	1,879
Apple, Inc.
2.650% due 05/11/2050		15,900	16,476
3.450% due 02/09/2045		170	199
4.250% due 02/09/2047		9,200	12,134
4.650% due 02/23/2046		70	96
Aptiv PLC 5.400% due 03/15/2049		2,800	2,934
Bacardi Ltd. 5.300% due 05/15/2048		3,600	4,459
Baker Hughes a GE Co. LLC 4.080% due 12/15/2047		500	521

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

BAT Capital Corp. 4.540% due 08/15/2047	5,800	6,323
Bayer U.S. Finance LLC
4.625% due 06/25/2038	1,800	2,204
4.700% due 07/15/2064	75	92
4.875% due 06/25/2048	3,400	4,365
Biogen, Inc. 5.200% due 09/15/2045	1,000	1,315
Boeing Co.
3.650% due 03/01/2047	800	699
5.150% due 05/01/2030	7,900	8,831
5.705% due 05/01/2040	6,400	7,260
5.805% due 05/01/2050	5,200	6,150
5.930% due 05/01/2060	6,900	8,188
Bombardier, Inc.
6.125% due 01/15/2023	600	413
7.500% due 12/01/2024	100	65
Boston Scientific Corp.
2.650% due 06/01/2030	6,200	6,448
4.700% due 03/01/2049	4,600	5,876
7.000% due 11/15/2035	1,500	2,132
BP Capital Markets America, Inc. 3.119% due 05/04/2026	65	71
Bristol-Myers Squibb Co.
4.250% due 10/26/2049	1,930	2,574
4.350% due 11/15/2047	1,800	2,397
4.550% due 02/20/2048	400	547
4.625% due 05/15/2044	300	403
5.000% due 08/15/2045	2,500	3,529
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,595	3,256
4.125% due 03/20/2033	2,775	2,284
Broadcom, Inc.
4.110% due 09/15/2028	7,682	8,417
4.150% due 11/15/2030	2,900	3,162
4.300% due 11/15/2032	3,500	3,873
Burlington Northern Santa Fe LLC
4.700% due 09/01/2045	20	27
5.050% due 03/01/2041	65	86
5.150% due 09/01/2043	125	173
Caesars Resort Collection LLC 5.250% due 10/15/2025	3,200	2,789
Cameron LNG LLC
2.902% due 07/15/2031	1,100	1,179
3.302% due 01/15/2035	8,000	8,843
Canadian Natural Resources Ltd. 6.250% due 03/15/2038	40	48
Canadian Pacific Railway Co. 6.125% due 09/15/2115	11,470	17,664
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	487	546
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	1,500	1,548
Centene Corp. 4.625% due 12/15/2029	1,900	2,016
Charter Communications Operating LLC
3.700% due 04/01/2051	2,096	2,050
4.800% due 03/01/2050	5,000	5,690
5.125% due 07/01/2049	7,000	8,094
5.375% due 05/01/2047	10,100	11,940
5.750% due 04/01/2048	8,025	10,001
6.484% due 10/23/2045	80	107
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	6,500	6,668
Children's Hospital Corp. 4.115% due 01/01/2047	25	31
Cigna Corp.
3.875% due 10/15/2047	115	133
4.800% due 08/15/2038	30	38
4.900% due 12/15/2048	40	53
Coca-Cola Femsa S.A.B. de C.V. 5.250% due 11/26/2043	80	108
Colonial Pipeline Co. 4.250% due 04/15/2048	20	23
Colt Merger Sub, Inc.
5.750% due 07/01/2025 (a)	1,200	1,209
6.250% due 07/01/2025 (a)	2,200	2,188
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	61
Comcast Corp.
2.800% due 01/15/2051	33,600	34,515
3.400% due 07/15/2046	5,625	6,244
3.999% due 11/01/2049	25	30
4.000% due 08/15/2047	9,400	11,357
4.600% due 08/15/2045	65	84
4.750% due 03/01/2044	1,300	1,743

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.650% due 06/15/2035		150	213
Conagra Brands, Inc. 5.300% due 11/01/2038		6,500	8,498
Constellation Brands, Inc.
4.500% due 05/09/2047		1,200	1,430
5.250% due 11/15/2048		400	525
Corning, Inc. 5.450% due 11/15/2079		1,000	1,196
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049		1,000	1,143
4.500% due 08/01/2047		5,100	5,864
CoStar Group, Inc. 2.800% due 07/15/2030 (a)		800	820
Cox Communications, Inc.
4.600% due 08/15/2047		1,525	1,934
4.800% due 02/01/2035		4,800	6,049
CRH America Finance, Inc. 4.500% due 04/04/2048		3,800	4,164
CRH America, Inc. 5.125% due 05/18/2045		30	35
CSN Resources S.A. 7.625% due 04/17/2026		2,500	2,166
CSX Corp.
3.800% due 11/01/2046		75	85
4.250% due 11/01/2066		20	24
4.300% due 03/01/2048		100	125
CVS Health Corp.
4.780% due 03/25/2038		705	877
5.050% due 03/25/2048		8,000	10,423
5.300% due 12/05/2043		6,700	8,772
CVS Pass-Through Trust
7.507% due 01/10/2032		13,085	16,313
8.353% due 07/10/2031		284	367
D.R. Horton, Inc. 2.600% due 10/15/2025		1,400	1,473
Daimler Finance North America LLC 2.550% due 08/15/2022		350	359
DaVita, Inc. 4.625% due 06/01/2030		1,200	1,194
DCP Midstream Operating LP 5.625% due 07/15/2027		1,000	1,010
Dell International LLC
4.000% due 07/15/2024		1,300	1,403
4.900% due 10/01/2026		3,400	3,747
5.300% due 10/01/2029		30	33
5.450% due 06/15/2023		1,500	1,641
6.020% due 06/15/2026		1,500	1,721
8.100% due 07/15/2036		17,000	22,167
8.350% due 07/15/2046		2,580	3,355
Delta Air Lines, Inc. 7.000% due 05/01/2025		1,500	1,550
Deutsche Telekom International Finance BV
4.750% due 06/21/2038		9,000	11,381
8.750% due 06/15/2030		110	171
Diageo Capital PLC 2.000% due 04/29/2030		2,000	2,072
Diamondback Energy, Inc. 4.750% due 05/31/2025		2,800	2,998
Dominion Energy Gas Holdings LLC 4.600% due 12/15/2044		1,200	1,373
DP World PLC
4.250% due 09/25/2030	GBP	4,600	5,595
6.850% due 07/02/2037		$4,010	4,908
eBay, Inc. 2.700% due 03/11/2030		800	843
Ecopetrol S.A. 7.375% due 09/18/2043		3,750	4,534
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032		9,300	12,436
Embotelladora Andina S.A. 3.950% due 01/21/2050		800	802
Embraer Netherlands Finance BV 5.400% due 02/01/2027		500	444
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		3,831	3,945
Enbridge Energy Partners LP 5.500% due 09/15/2040		500	606
Enbridge, Inc. 4.500% due 06/10/2044		271	304
Energy Transfer Operating LP
5.150% due 03/15/2045		6,000	5,709
5.950% due 10/01/2043		50	51
6.125% due 12/15/2045		25	26
6.500% due 02/01/2042		6,400	6,923
7.500% due 07/01/2038		3,004	3,539

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

EnLink Midstream Partners LP 5.450% due 06/01/2047	1,200	748
Entergy Louisiana LLC
4.200% due 09/01/2048	35	45
4.200% due 04/01/2050	4,200	5,342
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	20,687
4.850% due 03/15/2044	13,179	15,291
4.875% due 08/16/2077 •	2,100	1,830
4.950% due 10/15/2054	830	928
5.250% due 08/16/2077 •	2,700	2,529
5.375% due 02/15/2078 •	3,700	3,318
5.950% due 02/01/2041	2,400	3,077
6.450% due 09/01/2040	100	133
EOG Resources, Inc. 4.950% due 04/15/2050	600	784
Equifax, Inc. 3.100% due 05/15/2030	400	426
ERAC USA Finance LLC 3.300% due 12/01/2026	100	102
Expedia Group, Inc. 3.250% due 02/15/2030	5,000	4,669
Exxon Mobil Corp. 4.114% due 03/01/2046	90	109
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,500	2,458
FedEx Corp.
4.050% due 02/15/2048	105	108
4.950% due 10/17/2048	6,935	8,069
Ferguson Finance PLC 3.250% due 06/02/2030	700	718
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,655
Flex Ltd.
3.750% due 02/01/2026	875	928
4.875% due 06/15/2029	2,000	2,211
4.875% due 05/12/2030	600	668
Ford Foundation 2.815% due 06/01/2070	1,600	1,665
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,000	5,340
Fox Corp. 5.576% due 01/25/2049	6,325	8,920
Gartner, Inc. 4.500% due 07/01/2028	1,000	1,014
GATX Corp. 4.500% due 03/30/2045	1,038	1,077
General Electric Co.
3.625% due 05/01/2030	11,200	11,233
4.250% due 05/01/2040	2,600	2,561
4.350% due 05/01/2050	22,100	21,938
6.150% due 08/07/2037	30	35
6.875% due 01/10/2039	500	615
General Motors Co.
1.274% (US0003M + 0.800%) due 08/07/2020 ~	1,200	1,200
5.200% due 04/01/2045	25	24
6.600% due 04/01/2036	20	22
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	4,419
Global Payments, Inc. 4.150% due 08/15/2049	1,700	1,950
Globo Comunicacao e Participacoes S.A. 4.875% due 01/22/2030 (k)	2,300	2,084
HCA, Inc. 5.125% due 06/15/2039	2,400	2,802
Heineken NV 4.350% due 03/29/2047	3,000	3,751
Hess Corp. 7.300% due 08/15/2031	1,974	2,308
Home Depot, Inc.
4.200% due 04/01/2043	50	62
4.875% due 02/15/2044	160	218
Humana, Inc.
4.625% due 12/01/2042	40	49
4.800% due 03/15/2047	1,600	2,092
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030	500	558
IHS Markit Ltd. 4.250% due 05/01/2029	2,000	2,291
Imperial Brands Finance PLC 3.875% due 07/26/2029	6,700	7,079
Intel Corp. 3.734% due 12/08/2047	83	100
International Business Machines Corp. 4.250% due 05/15/2049	800	1,003

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	800	859
5.000% due 09/26/2048	7,100	8,294
International Paper Co. 5.150% due 05/15/2046	1,000	1,258
Johnson & Johnson 3.750% due 03/03/2047	160	203
Johnson Controls, Inc.
4.950% due 07/02/2064	20	24
5.700% due 03/01/2041	55	68
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	681
Kansas City Southern
3.125% due 06/01/2026	4,000	4,214
3.500% due 05/01/2050	100	108
4.300% due 05/15/2043	700	834
4.950% due 08/15/2045	3,400	4,380
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	43
6.950% due 01/15/2038	270	358
7.400% due 03/15/2031	100	130
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,460
7.420% due 02/15/2037	2,980	3,424
8.050% due 10/15/2030	3,825	5,051
Kraft Heinz Foods Co. 5.000% due 07/15/2035	1,600	1,762
Kroger Co. 4.450% due 02/01/2047	55	67
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	2,317
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	2,521	2,794
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,332
3.200% due 08/08/2024	200	199
3.500% due 08/18/2026	23,400	23,353
3.900% due 08/08/2029	4,400	4,341
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	459	397
LifePoint Health, Inc. 4.375% due 02/15/2027	100	95
Live Nation Entertainment, Inc. 6.500% due 05/15/2027	1,400	1,445
Lockheed Martin Corp. 2.800% due 06/15/2050	1,600	1,693
Lowe's Cos., Inc.
4.050% due 05/03/2047	2,000	2,348
4.550% due 04/05/2049	90	114
LYB International Finance BV 4.875% due 03/15/2044	55	65
Magellan Midstream Partners LP 3.950% due 03/01/2050	2,300	2,336
Marathon Oil Corp.
5.200% due 06/01/2045	800	747
6.600% due 10/01/2037	500	497
Marriott International, Inc. 3.750% due 03/15/2025	1,700	1,723
Masco Corp. 4.500% due 05/15/2047	6,000	6,308
Mattel, Inc. 5.875% due 12/15/2027	1,000	1,041
McDonald's Corp.
4.450% due 09/01/2048	25	31
4.875% due 12/09/2045	85	110
Medtronic, Inc. 4.375% due 03/15/2035	771	1,008
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	11,080	11,176
5.250% due 04/26/2026	1,800	1,818
5.625% due 07/17/2027	2,200	2,228
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	52
MGM China Holdings Ltd.
5.250% due 06/18/2025	1,700	1,742
5.875% due 05/15/2026	2,138	2,206
Microsoft Corp.
2.525% due 06/01/2050	3,550	3,692
2.675% due 06/01/2060	5,100	5,355
3.500% due 02/12/2035	3,000	3,675
3.700% due 08/08/2046	3,800	4,775
3.950% due 08/08/2056	17	22
Moody's Corp.
3.250% due 01/15/2028	1,800	1,999
4.875% due 12/17/2048	35	46

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

MPLX LP
4.125% due 03/01/2027	40	43
4.500% due 04/15/2038	25	25
4.900% due 04/15/2058	1,900	1,914
5.200% due 12/01/2047	60	63
Mylan NV
3.950% due 06/15/2026	5,667	6,341
5.250% due 06/15/2046	1,700	2,110
Mylan, Inc. 5.200% due 04/15/2048	1,900	2,344
NBCUniversal Media LLC
5.950% due 04/01/2041	2,400	3,570
6.400% due 04/30/2040	70	106
Nestle Holdings, Inc. 4.000% due 09/24/2048	800	1,033
NetApp, Inc. 2.700% due 06/22/2030	1,000	1,004
New York and Presbyterian Hospital 4.063% due 08/01/2056	45	56
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050	600	672
5.750% due 11/15/2041	3,225	4,230
Norfolk Southern Corp.
3.155% due 05/15/2055	7,007	7,198
3.942% due 11/01/2047	109	129
4.450% due 06/15/2045	4,500	5,609
Northern Natural Gas Co. 4.300% due 01/15/2049	10,000	11,981
Northrop Grumman Corp. 4.030% due 10/15/2047	1,600	1,938
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	2,600
4.260% due 11/01/2047	30	33
Novartis Capital Corp. 4.400% due 05/06/2044	35	47
NXP BV
3.400% due 05/01/2030	1,000	1,078
4.300% due 06/18/2029	4,000	4,546
5.350% due 03/01/2026	2,000	2,381
5.550% due 12/01/2028	600	730
Occidental Petroleum Corp.
3.200% due 08/15/2026	1,600	1,299
7.000% due 11/15/2027	600	484
7.150% due 05/15/2028	1,722	1,541
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (e)(g)	1,253	4
ONE Gas, Inc.
2.000% due 05/15/2030	1,000	1,020
4.500% due 11/01/2048	20	25
4.658% due 02/01/2044	50	63
ONEOK Partners LP 6.125% due 02/01/2041	7,125	7,663
Oracle Corp.
3.600% due 04/01/2050	8,191	9,275
3.850% due 04/01/2060	15,715	18,486
4.300% due 07/08/2034	1,990	2,470
4.375% due 05/15/2055	1,100	1,399
Ovintiv, Inc. 7.200% due 11/01/2031	4,700	4,268
Owens Corning
3.400% due 08/15/2026	1,300	1,359
4.300% due 07/15/2047	7,222	7,358
4.400% due 01/30/2048	1,300	1,357
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	6,889
PayPal Holdings, Inc. 3.250% due 06/01/2050	1,100	1,204
PepsiCo, Inc.
3.375% due 07/29/2049	35	40
3.450% due 10/06/2046	135	156
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	1,600	1,617
Petroleos Mexicanos
6.350% due 02/12/2048	22,583	16,798
6.840% due 01/23/2030	5,400	4,744
6.950% due 01/28/2060	4,421	3,405
7.690% due 01/23/2050	502	417
Pfizer, Inc. 5.600% due 09/15/2040	3,000	4,390
Philip Morris International, Inc. 3.875% due 08/21/2042	2,600	2,984
Phillips 66 5.875% due 05/01/2042	25	34
Phillips 66 Partners LP 4.680% due 02/15/2045	40	43

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	20,807
Prosus NV 3.680% due 01/21/2030	1,000	1,049
QVC, Inc. 5.950% due 03/15/2043	2,965	2,476
Raytheon Technologies Corp.
3.125% due 07/01/2050	400	429
4.350% due 04/15/2047	700	857
4.450% due 11/16/2038	800	980
RELX Capital, Inc. 3.000% due 05/22/2030	1,600	1,735
ReNew Power Pvt Ltd. 5.875% due 03/05/2027	1,800	1,748
Reynolds American, Inc.
5.850% due 08/15/2045	1,500	1,881
6.150% due 09/15/2043	500	622
7.250% due 06/15/2037	660	884
Rockies Express Pipeline LLC
4.800% due 05/15/2030	2,200	2,045
4.950% due 07/15/2029	6,000	5,612
Rogers Communications, Inc. 3.700% due 11/15/2049	1,400	1,548
S&P Global, Inc.
3.250% due 12/01/2049	1,700	1,872
4.500% due 05/15/2048	35	45
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	800	859
4.500% due 05/15/2030	7,200	7,965
5.875% due 06/30/2026	1,300	1,529
Sands China Ltd.
4.375% due 06/18/2030	2,200	2,300
5.125% due 08/08/2025	1,500	1,630
Sasol Financing USA LLC 6.500% due 09/27/2028	2,700	2,401
Seagate HDD Cayman 4.125% due 01/15/2031	700	735
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/2026	40	44
Siemens Financieringsmaatschappij NV 4.200% due 03/16/2047	1,000	1,324
Southern Co.
4.250% due 07/01/2036	3,640	4,154
4.400% due 07/01/2046	35	42
Southern Natural Gas Co. LLC
4.800% due 03/15/2047	65	73
7.350% due 02/15/2031	1,400	1,805
Southwest Airlines Co. 5.250% due 05/04/2025	800	845
Spectra Energy Partners LP
4.500% due 03/15/2045	1,675	1,900
5.950% due 09/25/2043	20	25
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	8,800	7,096
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	220	187
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	4,300	4,960
Standard Industries, Inc.
4.750% due 01/15/2028	1,405	1,428
5.000% due 02/15/2027	2,500	2,539
Starbucks Corp.
3.500% due 11/15/2050	4,800	5,067
4.500% due 11/15/2048	40	47
Station Casinos LLC 4.500% due 02/15/2028	900	759
Steel Dynamics, Inc. 3.450% due 04/15/2030	1,000	1,047
Stryker Corp.
1.950% due 06/15/2030	3,000	3,017
2.900% due 06/15/2050	1,900	1,910
Studio City Finance Ltd. 7.250% due 02/11/2024	2,000	2,053
Suzano Austria GmbH
6.000% due 01/15/2029	1,400	1,515
7.000% due 03/16/2047	6,340	6,981
Syngenta Finance NV 5.676% due 04/24/2048	4,300	4,367
T-Mobile USA, Inc. 3.875% due 04/15/2030	5,700	6,364
Takeda Pharmaceutical Co. Ltd. 3.175% due 07/09/2050 (a)	2,900	2,925
Telefonica Emisiones S.A. 4.895% due 03/06/2048	7,000	8,523
Tencent Holdings Ltd.
3.240% due 06/03/2050	1,600	1,608

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.290% due 06/03/2060		700	709
3.925% due 01/19/2038		400	450
3.975% due 04/11/2029		1,600	1,809
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,593
8.375% due 06/15/2032		1,275	1,696
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021		600	598
Teva Pharmaceutical Finance Netherlands BV
1.125% due 10/15/2024	EUR	400	395
1.250% due 03/31/2023		500	524
2.200% due 07/21/2021		$1,037	1,018
6.000% due 04/15/2024		600	618
Texas Eastern Transmission LP 7.000% due 07/15/2032		1,000	1,345
Thermo Fisher Scientific, Inc. 5.300% due 02/01/2044		900	1,273
Time Warner Cable LLC
4.500% due 09/15/2042		820	882
5.250% due 07/15/2042	GBP	800	1,257
5.500% due 09/01/2041		$6,225	7,512
5.875% due 11/15/2040		4,520	5,584
6.550% due 05/01/2037		1,400	1,843
6.750% due 06/15/2039		4,984	6,637
7.300% due 07/01/2038		6,900	9,575
Total Capital International S.A.
3.386% due 06/29/2060		4,800	4,957
3.461% due 07/12/2049		80	87
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		9,400	11,634
7.625% due 01/15/2039		1,925	2,983
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	5,065
7.850% due 02/01/2026		3,400	4,431
Transocean Guardian Ltd. 5.875% due 01/15/2024		1,169	1,034
Transocean, Inc. 7.250% due 11/01/2025		600	336
TTX Co. 4.600% due 02/01/2049		1,800	2,337
Tyson Foods, Inc.
4.550% due 06/02/2047		200	241
4.875% due 08/15/2034		2,700	3,436
Unigel Luxembourg S.A. 8.750% due 10/01/2026		2,200	1,782
Union Pacific Corp.
3.799% due 10/01/2051		40	48
3.839% due 03/20/2060		90	106
3.875% due 02/01/2055		35	42
4.300% due 03/01/2049		3,300	4,233
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,700	4,267
3.100% due 01/07/2030		521	502
3.450% due 01/07/2030		4,254	3,554
4.150% due 02/25/2033		2,222	2,195
4.300% due 02/15/2027		50	47
4.550% due 08/25/2031		3,917	3,256
United Technologies Corp. 4.050% due 05/04/2047		1,305	1,562
UnitedHealth Group, Inc.
3.125% due 05/15/2060		11,700	12,526
3.700% due 08/15/2049		170	201
3.750% due 10/15/2047		200	239
3.875% due 08/15/2059		500	614
4.625% due 07/15/2035		6,238	8,225
University of Southern California 5.250% due 10/01/2111		40	63
Univision Communications, Inc. 5.125% due 02/15/2025		1,900	1,796
Vale Overseas Ltd.
6.250% due 08/10/2026		3,500	4,122
6.875% due 11/21/2036		6,639	8,702
6.875% due 11/10/2039		1,300	1,702
Vale S.A. 3.750% due 01/10/2023	EUR	1,800	2,097
Verisk Analytics, Inc. 3.625% due 05/15/2050		$2,000	2,272
ViacomCBS, Inc. 4.900% due 08/15/2044		5,700	6,206
Virgin Australia Holdings Ltd. 8.125% due 11/15/2024 ^(c)		800	120
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,586
VMware, Inc.
3.900% due 08/21/2027		$400	424
4.500% due 05/15/2025		4,700	5,148

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.700% due 05/15/2030		2,100	2,326
Walgreen Co. 4.400% due 09/15/2042		400	419
Walgreens Boots Alliance, Inc. 4.800% due 11/18/2044		45	49
Walmart, Inc. 4.050% due 06/29/2048		100	131
Walt Disney Co.
3.500% due 05/13/2040		14,500	15,856
3.800% due 05/13/2060		4,600	5,296
Waste Management, Inc.
4.000% due 07/15/2039		403	416
4.150% due 07/15/2049		55	69
Western Midstream Operating LP 5.450% due 04/01/2044		2,025	1,697
Williams Cos., Inc.
4.850% due 03/01/2048		45	49
5.100% due 09/15/2045		400	439
6.300% due 04/15/2040		1,900	2,280
Woodside Finance Ltd.
3.650% due 03/05/2025		100	105
3.700% due 09/15/2026		1,300	1,376
3.700% due 03/15/2028		1,126	1,151
Wyndham Destinations, Inc. 4.625% due 03/01/2030		2,200	2,039
Wynn Macau Ltd.
5.500% due 01/15/2026		2,300	2,283
5.500% due 10/01/2027		13,700	13,603
Yara International ASA
3.148% due 06/04/2030		100	104
4.750% due 06/01/2028		1,100	1,268
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,186	1,296
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	120	1
Zimmer Biomet Holdings, Inc.
3.375% due 11/30/2021		$500	516
4.250% due 08/15/2035		205	218
4.450% due 08/15/2045		2,106	2,293
Zoetis, Inc.
4.450% due 08/20/2048		1,225	1,584
4.700% due 02/01/2043		40	53
			1,474,597
UTILITIES 14.3%
AEP Texas, Inc.
2.100% due 07/01/2030 (a)		3,800	3,798
4.150% due 05/01/2049		1,600	1,897
Alabama Power Co. 4.150% due 08/15/2044		35	42
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	1,108
American Electric Power Co., Inc. 3.200% due 11/13/2027		50	55
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,606
3.500% due 12/01/2049		1,400	1,518
AT&T, Inc.
2.169% (US0003M + 0.950%) due 07/15/2021 ~		5,150	5,193
3.650% due 06/01/2051		14,500	15,197
3.850% due 06/01/2060		14,500	15,447
4.300% due 12/15/2042		6,813	7,641
4.350% due 06/15/2045		10,643	11,991
4.500% due 03/09/2048		15,877	18,662
4.550% due 03/09/2049		5,312	6,271
4.750% due 05/15/2046		400	474
4.800% due 06/15/2044		6,065	7,191
4.900% due 08/15/2037		2,000	2,401
5.150% due 11/15/2046		4,600	5,793
5.350% due 09/01/2040		40	50
5.450% due 03/01/2047		20,000	26,201
6.350% due 03/15/2040		55	77
Atmos Energy Corp.
4.125% due 10/15/2044		25	31
4.125% due 03/15/2049		30	37
Avangrid, Inc. 3.800% due 06/01/2029		4,000	4,652
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		3,900	3,947
Baltimore Gas & Electric Co. 3.200% due 09/15/2049		4,000	4,259
Bell Canada, Inc. 4.464% due 04/01/2048		105	133
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		8,370	10,743

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.150% due 11/15/2043		85	116
BG Energy Capital PLC 5.125% due 10/15/2041		3,100	3,970
Black Hills Corp.
3.050% due 10/15/2029		2,300	2,438
3.875% due 10/15/2049		1,900	2,047
British Telecommunications PLC 4.250% due 11/08/2049		2,400	2,785
Brooklyn Union Gas Co. 4.487% due 03/04/2049		1,200	1,495
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		4,800	4,593
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	423
CNOOC Finance ULC 4.875% due 04/30/2044		75	98
Comision Federal de Electricidad 5.750% due 02/14/2042		55	59
Commonwealth Edison Co.
3.650% due 06/15/2046		55	65
4.000% due 03/01/2048		700	865
Consolidated Edison Co. of New York, Inc.
3.700% due 11/15/2059		1,700	1,902
4.500% due 05/15/2058		4,600	5,804
4.625% due 12/01/2054		40	51
4.650% due 12/01/2048		1,900	2,444
Consumers Energy Co.
4.050% due 05/15/2048		2,500	3,152
4.350% due 04/15/2049		35	46
Dominion Energy, Inc. 5.950% due 06/15/2035		35	46
Drax Finco PLC 6.625% due 11/01/2025		3,200	3,288
DTE Electric Co. 4.050% due 05/15/2048		1,600	1,976
Duke Energy Carolinas LLC
3.200% due 08/15/2049		7,800	8,763
3.875% due 03/15/2046		80	96
3.950% due 03/15/2048		6,000	7,447
Duke Energy Corp.
2.450% due 06/01/2030		4,000	4,224
3.950% due 08/15/2047		2,300	2,694
4.800% due 12/15/2045		85	111
Duke Energy Florida LLC
3.200% due 01/15/2027		80	90
3.400% due 10/01/2046		55	62
4.200% due 07/15/2048		25	32
Duke Energy Progress LLC 3.600% due 09/15/2047		5,900	6,820
E.ON International Finance BV 6.650% due 04/30/2038		600	829
Edison International 5.750% due 06/15/2027		1,400	1,610
Electricite de France S.A. 4.950% due 10/13/2045		2,150	2,631
Emera U.S. Finance LP 4.750% due 06/15/2046		2,100	2,497
Enable Midstream Partners LP 5.000% due 05/15/2044		6,823	5,481
Enel Finance International NV
2.650% due 09/10/2024		2,900	3,033
4.750% due 05/25/2047		3,000	3,584
Exelon Corp. 5.625% due 06/15/2035		200	263
Exelon Generation Co. LLC
3.250% due 06/01/2025		2,900	3,130
5.600% due 06/15/2042		2,195	2,470
FirstEnergy Transmission LLC 5.450% due 07/15/2044		6,330	8,189
Florida Power & Light Co. 4.125% due 06/01/2048		120	156
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,100	2,192
6.000% due 11/27/2023		4,600	5,120
Gazprom OAO Via Gaz Capital S.A.
3.125% due 11/17/2023	EUR	2,600	3,054
4.250% due 04/06/2024	GBP	7,000	9,172
5.150% due 02/11/2026		$8,400	9,345
6.510% due 03/07/2022		700	752
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		5,000	4,987
Georgia Power Co.
4.300% due 03/15/2042		80	93
4.750% due 09/01/2040		25	31
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		1,700	1,683

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Gulf Power Co. 4.550% due 10/01/2044		4,000	4,944
Indiana Michigan Power Co.
4.250% due 08/15/2048		20	25
4.550% due 03/15/2046		400	508
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		1,600	1,740
ITC Holdings Corp. 3.350% due 11/15/2027		75	83
Jersey Central Power & Light Co. 6.150% due 06/01/2037		250	322
Kentucky Utilities Co. 4.375% due 10/01/2045		2,300	2,799
Louisville Gas & Electric Co. 4.250% due 04/01/2049		2,200	2,681
MidAmerican Energy Co.
3.650% due 08/01/2048		75	89
3.950% due 08/01/2047		40	49
4.250% due 05/01/2046		3,450	4,317
4.250% due 07/15/2049		4,225	5,493
Mississippi Power Co. 4.250% due 03/15/2042		1,700	2,006
Monongahela Power Co. 5.400% due 12/15/2043		4,224	5,914
Nevada Power Co. 3.125% due 08/01/2050		5,300	5,760
New England Power Co. 3.800% due 12/05/2047		6,300	7,295
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		2,700	2,780
NGPL PipeCo LLC 7.768% due 12/15/2037		1,800	2,202
NiSource, Inc.
3.600% due 05/01/2030		2,100	2,404
3.950% due 03/30/2048		1,245	1,445
4.375% due 05/15/2047		1,800	2,178
5.650% due 02/01/2045		500	680
5.800% due 02/01/2042		300	403
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		192	164
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,058	317
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		962	794
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		5,326	506
Ohio Power Co. 4.000% due 06/01/2049		85	103
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (b)		4,000	3,341
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049		110	133
ONEOK, Inc.
4.950% due 07/13/2047		4,100	3,953
5.200% due 07/15/2048		12,450	12,417
Orange S.A.
5.375% due 01/13/2042		20	28
9.000% due 03/01/2031		715	1,167
Pacific Gas and Electric Co.
2.500% due 02/01/2031		300	294
3.300% due 08/01/2040		2,700	2,634
3.500% due 08/01/2050		7,850	7,598
PacifiCorp
4.125% due 01/15/2049		8,700	10,784
6.000% due 01/15/2039		90	132
Parsley Energy LLC 4.125% due 02/15/2028		1,100	998
PECO Energy Co. 3.900% due 03/01/2048		60	74
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050		4,000	3,910
Petrobras Global Finance BV
5.093% due 01/15/2030		1,935	1,931
6.250% due 12/14/2026	GBP	900	1,185
6.625% due 01/16/2034		150	190
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		$2,900	3,178
3.640% due 11/01/2046		1,000	1,090
Plains All American Pipeline LP
5.150% due 06/01/2042		13,150	12,768
6.650% due 01/15/2037		112	122
PPL Capital Funding, Inc. 4.000% due 09/15/2047		1,700	1,840
Public Service Electric & Gas Co. 3.650% due 09/01/2028		25	29

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Puget Energy, Inc. 4.100% due 06/15/2030		500	553
Puget Sound Energy, Inc. 4.223% due 06/15/2048		2,700	3,402
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	3,600	3,814
Rio Oil Finance Trust
8.200% due 04/06/2028		$4,600	4,640
9.250% due 07/06/2024		2,698	2,765
San Diego Gas & Electric Co.
3.750% due 06/01/2047		1,895	2,193
4.100% due 06/15/2049		1,578	1,939
4.150% due 05/15/2048		2,795	3,384
4.500% due 08/15/2040		2,700	3,331
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044		5,100	6,171
Sempra Energy
4.000% due 02/01/2048		925	1,022
4.875% due 10/15/2025 •(g)		3,000	3,008
6.000% due 10/15/2039		2,935	4,073
Shell International Finance BV
3.625% due 08/21/2042		1,000	1,110
3.750% due 09/12/2046		165	189
4.000% due 05/10/2046		110	130
4.550% due 08/12/2043		120	151
Southern California Edison Co.
3.600% due 02/01/2045		1,400	1,525
3.900% due 12/01/2041		3,800	4,154
3.900% due 03/15/2043		8,500	9,510
4.050% due 03/15/2042		2,000	2,286
4.125% due 03/01/2048		700	820
4.650% due 10/01/2043		2,300	2,824
4.875% due 03/01/2049		1,000	1,295
5.950% due 02/01/2038		1,500	1,989
6.050% due 03/15/2039		4,500	6,077
6.650% due 04/01/2029		1,000	1,241
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,805
3.950% due 02/15/2050		3,500	4,261
4.300% due 01/15/2049		3,640	4,636
5.125% due 11/15/2040		300	391
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046		50	55
4.400% due 05/30/2047		3,400	4,050
Southern Power Co.
4.950% due 12/15/2046		85	94
5.150% due 09/15/2041		65	74
Southwestern Electric Power Co. 6.200% due 03/15/2040		8,200	11,324
Southwestern Public Service Co. 3.700% due 08/15/2047		30	34
Sprint Corp. 7.250% due 09/15/2021		5,569	5,845
Tampa Electric Co. 4.450% due 06/15/2049		5,100	6,495
Transocean Poseidon Ltd. 6.875% due 02/01/2027		1,700	1,471
Verizon Communications, Inc.
4.500% due 08/10/2033		10,000	12,466
4.522% due 09/15/2048		232	307
4.862% due 08/21/2046		3,500	4,766
5.500% due 03/16/2047		2,700	4,007
Virginia Electric & Power Co.
3.800% due 09/15/2047		300	352
4.600% due 12/01/2048		1,800	2,376
Vodafone Group PLC
4.875% due 06/19/2049		1,980	2,491
5.250% due 05/30/2048		5,150	6,787
Xcel Energy, Inc.
4.000% due 06/15/2028		35	41
4.800% due 09/15/2041		40	49
			570,289
Total Corporate Bonds & Notes (Cost $2,813,077)			3,063,410
MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049		2,300	3,298
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		2,600	3,970
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041		700	1,079

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	5,000	7,109
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009 6.322% due 05/15/2036	300	420
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	40	56
		15,932
GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	10,010	14,712
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	995	1,005
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	400	509
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,736
		4,250
INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	1,215
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	595	596
NEW YORK 0.7%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.267% due 05/01/2027	13,200	16,353
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	8,400	9,311
		25,664
OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	5,095	7,153
7.834% due 02/15/2041	4,990	8,140
8.084% due 02/15/2050	1,000	1,810
		17,103
PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	15,556
TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010 4.848% due 09/15/2027	3,610	4,275
TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	5,047
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	53
		5,100
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	3,075	2,951
WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,100	1,329
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	930	937
Total Municipal Bonds & Notes (Cost $85,867)		109,620
U.S. GOVERNMENT AGENCIES 4.4%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049	214	227

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	33,050	33,656
2.500% due 07/01/2050 - 09/01/2050	136,060	141,413
Total U.S. Government Agencies (Cost $174,528)		175,296
U.S. TREASURY OBLIGATIONS 22.8%
U.S. Treasury Bonds
2.250% due 08/15/2049	31,811	38,251
2.375% due 11/15/2049 (k)	90,826	112,156
2.500% due 02/15/2045 (m)(o)	24,000	29,610
2.500% due 05/15/2046 (m)(o)	27,139	33,655
3.000% due 08/15/2048 (k)(m)(o)	181,500	249,541
3.000% due 02/15/2049 (k)(m)(o)	297,736	410,940
U.S. Treasury Inflation Protected Securities (f)
0.375% due 01/15/2027 (m)	584	630
0.500% due 01/15/2028 (m)	6,248	6,850
1.000% due 02/15/2049 (k)	2,731	3,652
U.S. Treasury Notes
1.500% due 02/15/2030 (k)(m)	19,129	20,680
1.750% due 11/15/2029	23	26
Total U.S. Treasury Obligations (Cost $695,204)		905,991
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Funding Trust
5.500% due 01/25/2036	231	209
5.750% due 03/25/2036	216	219
Bear Stearns Adjustable Rate Mortgage Trust 3.936% due 11/25/2034 ~	714	684
Bear Stearns ALT-A Trust 3.283% due 11/25/2034 ~	32	31
Chase Mortgage Finance Trust 3.809% due 12/25/2037 ^~	268	230
Citigroup Mortgage Loan Trust 0.425% due 11/25/2036 •	346	343
Countrywide Alternative Loan Trust 0.515% due 09/25/2035 •	511	384
Countrywide Home Loan Mortgage Pass-Through Trust 4.119% due 04/20/2035 ~	5	5
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058	2,125	2,191
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.325% due 07/25/2047 •	226	198
GSMPS Mortgage Loan Trust 0.535% due 03/25/2035 •	907	814
IndyMac Mortgage Loan Trust 0.485% due 07/25/2035 •	419	381
JPMorgan Mortgage Trust 3.221% due 11/25/2033 ~	8	8
Merrill Lynch Mortgage Investors Trust 3.603% due 05/25/2033 ~	10	10
NAAC Reperforming Loan REMIC Trust Certificates 0.635% due 02/25/2035 ^•	1,306	1,097
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	11,469	12,109
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.255% due 02/25/2035 •	695	696
3.932% due 08/25/2035 ~	147	149
Residential Accredit Loans, Inc. Trust 3.967% due 02/25/2035 ^~	525	451
Residential Funding Mortgage Securities, Inc. Trust 4.337% due 02/25/2036 ^~	344	305
Sequoia Mortgage Trust 1.645% due 05/20/2034 •	672	651
Structured Adjustable Rate Mortgage Loan Trust 3.594% due 03/25/2034 ~	15	14
WaMu Mortgage Pass-Through Certificates Trust
0.625% due 07/25/2044 •	295	281
1.935% due 11/25/2041 ~	180	166
Total Non-Agency Mortgage-Backed Securities (Cost $20,660)		21,626
ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp. Home Equity Loan Trust 0.980% due 01/25/2035 •	898	866
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ	2,297	1,693
Aircraft Certificate Owner Trust 7.001% due 09/20/2022	1,563	1,564
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.860% due 07/25/2035 •	1,191	1,188
1.055% due 07/25/2034 •	365	363
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •	2,000	1,977

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Bayview Financial Acquisition Trust 6.101% due 05/28/2037 þ		10	11
Bear Stearns Asset-Backed Securities Trust
0.605% due 12/25/2035 •		1,849	1,850
0.925% due 01/25/2034 •		4	4
ECAF Ltd. 4.947% due 06/15/2040		2,746	2,377
First Franklin Mortgage Loan Trust 0.920% due 09/25/2035 •		422	425
JPMorgan Mortgage Acquisition Corp. 0.665% due 12/25/2035 •		3,700	3,596
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		1,078	931
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,756	2,336
Lehman XS Trust 0.985% due 10/25/2035 •		154	154
MAPS Ltd. 4.212% due 05/15/2043		1,605	1,419
METAL LLC 4.581% due 10/15/2042		2,150	1,602
RAAC Trust
0.565% due 10/25/2046 •		105	102
0.665% due 03/25/2037 •		302	302
RBSSP Resecuritization Trust 0.328% due 11/26/2036 •		1,043	1,026
Residential Asset Mortgage Products Trust 0.435% due 08/25/2046 •		778	772
Residential Asset Securities Corp. Trust 0.645% due 10/25/2035 •		21	20
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		2,257	2,038
Saxon Asset Securities Trust 0.980% due 03/25/2035 ^•		416	399
SLM Student Loan Trust 2.491% due 04/25/2023 •		2,421	2,371
Sprite Ltd. 4.250% due 12/15/2037		1,630	1,366
START Ireland 4.089% due 03/15/2044		858	767
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		862	859
Total Asset-Backed Securities (Cost $34,356)			32,378
SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
3.380% due 12/31/2038 ^(c)	EUR	5,647	2,415
3.750% due 12/31/2038 ^(c)(k)		$9,353	3,711
6.250% due 11/09/2047 ^(c)	EUR	150	64
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,840	16
Chile Government International Bond 3.860% due 06/21/2047		$40	48
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		3,400	4,031
Indonesia Government International Bond 4.200% due 10/15/2050		2,500	2,800
Mexico Government International Bond
4.500% due 01/31/2050		6,186	6,378
4.600% due 02/10/2048		4,100	4,271
Panama Government International Bond 4.500% due 05/15/2047		35	43
Peru Government International Bond
5.350% due 08/12/2040	PEN	5,000	1,419
5.400% due 08/12/2034		2,200	655
5.940% due 02/12/2029		59,700	19,471
6.150% due 08/12/2032		28,400	9,201
6.350% due 08/12/2028		28,929	9,672
6.950% due 08/12/2031		1,000	343
8.200% due 08/12/2026		64,680	23,608
Qatar Government International Bond
3.750% due 04/16/2030		$1,500	1,712
4.817% due 03/14/2049		1,000	1,319
5.103% due 04/23/2048		4,300	5,860
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,746,300	27,812
8.500% due 09/17/2031		484,000	8,229
South Africa Government International Bond 5.750% due 09/30/2049		$9,000	7,851
Ukraine Government International Bond
7.375% due 09/25/2032		1,000	1,008

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

7.750% due 09/01/2021	2,000	2,067
Total Sovereign Issues (Cost $146,788)		144,004
	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(i)(d)	32,402	243
Total Common Stocks (Cost $944)		243
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	184,136	0
UTILITIES 0.0%
Vistra Energy Corp. - Exp. 02/02/2024	8,823	5
Total Warrants (Cost $23)		5
PREFERRED SECURITIES 4.8%
BANKING & FINANCE 3.8%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)	40,000	4,200
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)	3,000,000	3,493
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)	9,700,000	10,464
Bank of America Corp.
4.300% due 01/28/2025 •(g)	5,000,000	4,470
5.125% due 06/20/2024 •(g)	2,500,000	2,487
5.875% due 03/15/2028 •(g)	400,000	410
Charles Schwab Corp. 5.000% due 12/01/2027 •(g)	2,500,000	2,465
Citigroup, Inc.
4.700% due 01/30/2025 •(g)	4,800,000	4,265
5.000% due 09/12/2024 •(g)	3,000,000	2,829
5.950% due 05/15/2025 •(g)	7,000,000	6,964
CoBank ACB 6.250% due 10/01/2026 •(g)	3,700,000	3,700
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(g)	8,250,000	7,344
Discover Financial Services 5.500% due 10/30/2027 •(g)	1,500,000	1,353
Goldman Sachs Group, Inc. 4.400% due 02/10/2025 •(g)	4,000,000	3,565
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(g)	400,000	660
HSBC Capital Funding LP 10.176% due 06/30/2030 •(g)	4,800,000	7,588
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(g)(k)	7,300,000	6,394
4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)	7,334,000	6,690
4.600% due 02/01/2025 •(g)	4,700,000	4,196
5.000% due 08/01/2024 •(g)	14,100,000	13,574
6.100% due 10/01/2024 •(g)	8,823,000	9,047
6.125% due 04/30/2024 •(g)	6,877,000	7,032
MetLife Capital Trust 7.875% due 12/15/2067	11,950,000	15,159
Nationwide Building Society 10.250% ~	6,800	1,319
RBS Capital Trust 6.425% due 01/03/2034 •(g)	1,400,000	2,053
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	54,575	1,370
State Street Corp.
5.625% due 12/15/2023 •(g)	2,000,000	1,942
5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	598
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)	6,495,000	7,787
U.S. Bancorp 5.300% due 04/15/2027 •(g)	3,600,000	3,638
Wachovia Capital Trust 5.570% due 07/31/2020 •(g)	1,180,000	1,173
Wells Fargo & Co.
4.750% due 03/15/2025 (g)	98,700	2,294

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.900% due 06/15/2024 •(g)		2,200,000	2,186
			152,709
INDUSTRIALS 0.8%
Energy Transfer Operating LP
6.750% due 05/15/2025 •(g)		1,500,000	1,263
7.125% due 05/15/2030 •(g)		6,600,000	5,651
General Electric Co. 5.000% due 01/21/2021 •(g)		16,900,000	13,294
NBCUniversal Enterprise, Inc. 5.250% due 03/19/2021 (g)		11,000,000	11,029
			31,237
UTILITIES 0.2%
AT&T, Inc. 2.875% due 03/02/2025 •(g)		1,500,000	1,604
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)		2,200,000	2,133
Entergy Arkansas LLC 4.750% due 06/01/2063		39,925	1,017
Entergy Texas, Inc. 5.625% due 06/01/2064		142,184	3,663
			8,417
Total Preferred Securities (Cost $199,997)			192,363
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%			4,511
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	16,950	164
Total Short-Term Instruments (Cost $4,713)			4,675
Total Investments in Securities (Cost $4,285,004)			4,752,645
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		13,032	128
Total Short-Term Instruments (Cost $128)			128
Total Investments in Affiliates (Cost $128)			128
Total Investments 119.5% (Cost $4,285,132)			$4,752,773
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $(3,165))			120
Other Assets and Liabilities, net (19.5)%			(775,953)
Net Assets 100.0%			$3,976,940

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.4.870% due 10/03/2021	10/02/2014	$7,787	$7,689	0.19%
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	9,618	9,818	0.25
Nissan Motor Acceptance Corp.3.650% due 09/21/2021	09/13/2019	2,227	2,206	0.05
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	7,000	7,781	0.20
Westmoreland Mining Holdings LLC	12/08/2014	944	243	0.01
$27,576	$27,737	0.70%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$4,511	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(4,601)	$4,511	$4,511
Total Repurchase Agreements	$(4,601)	$4,511	$4,511
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	04/02/2020	TBD(2)	$(1,781)	$(1,779)
0.150	06/22/2020	TBD(2)	(1,635)	(1,635)
JPS	0.140	06/17/2020	07/15/2020	(9,680)	(9,680)
0.180	06/30/2020	07/02/2020	(10,209)	(10,209)
NOM	0.100	04/22/2020	TBD(2)	(360)	(361)
STR	0.170	07/01/2020	07/02/2020	(625,216)	(625,216)
0.180	06/30/2020	07/01/2020	(587,620)	(587,623)
Total Reverse Repurchase Agreements	$(1,236,503)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
NOM	0.100%	06/17/2020	07/15/2020	$(3,520)	$(3,520)
Total Sale-Buyback Transactions	$(3,520)
(k)	Securities with an aggregate market value of $621,853 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(592,421) at a weighted average interest rate of 0.438%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	432	$60,122	$124	$0	$(67)
U.S. Treasury 30-Year Bond September Futures	09/2020	187	33,391	218	0	(88)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	392	85,517	(216)	0	(404)
Total Futures Contracts	$126	$0	$(559)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin (3)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Caterpillar, Inc.	(1.000)%	Quarterly	12/20/2020	0.042%	$3,200	$(85)	$69	$(16)	$0	$0
Deere & Co.	(1.000)	Quarterly	12/20/2020	0.055	1,925	(51)	42	(9)	0	0
Ford Motor Credit Co. LLC	(5.000)	Quarterly	06/20/2022	3.151	1,400	(152)	101	(51)	2	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	1.569	3,800	5	77	82	0	(5)
$(283)	$289	$6	$2	$(5)
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin (3)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
DISH DBS Corp.	5.000%	Quarterly	06/20/2023	3.444%	$8,300	$(43)	$415	$372	$2	$0
Ford Motor Co.	5.000	Quarterly	12/20/2021	3.900	600	104	(94)	10	0	(1)
Ford Motor Co.	5.000	Quarterly	06/20/2022	4.071	1,400	263	(237)	26	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2023	4.834	4,200	480	(453)	27	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	3.670	600	72	(46)	26	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2023	1.367	1,400	8	(23)	(15)	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	400	(3)	(3)	(6)	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	4,200	(93)	4	(89)	17	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	4,000	(63)	(53)	(116)	17	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	1.503	1,200	186	(44)	142	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.470	3,900	66	27	93	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	4,950	(850)	65	(785)	1	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Telefonica Emisiones S.A.	1.000	Quarterly	12/20/2024	0.833		3,200	70	(42)	28	0	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.584		3,400	32	33	65	3	0
							$229	$(451)	$(222)	$47	$(10)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin (3)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly		06/20/2022		$1,504	$(44)	$31	$(13)	$0	$0
CDX.EM-28 5-Year Index	1.000	Quarterly		12/20/2022		1,598	(58)	36	(22)	0	0
CDX.EM-29 5-Year Index	1.000	Quarterly		06/20/2023		846	(17)	1	(16)	0	0
CDX.EM-30 5-Year Index	1.000	Quarterly		12/20/2023		4,324	(201)	86	(115)	3	0
CDX.EM-31 5-Year Index	1.000	Quarterly		06/20/2024		20,492	(932)	340	(592)	16	0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		14,250	(1,346)	681	(665)	24	0
CDX.HY-32 5-Year Index	5.000	Quarterly		06/20/2024		89,908	6,046	(5,855)	191	515	0
CDX.HY-33 5-Year Index	5.000	Quarterly		12/20/2024		4,784	(297)	274	(23)	35	0
CDX.HY-34 5-Year Index	5.000	Quarterly		06/20/2025		44,175	(359)	93	(266)	318	0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		178,750	3,071	(958)	2,113	193	0
CDX.IG-33 10-Year Index	1.000	Quarterly		12/20/2029		114,600	(608)	(430)	(1,038)	189	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		325,200	(5,424)	9,225	3,801	417	0
iTraxx Asia Ex-Japan 32 5-Year Index	1.000	Quarterly		12/20/2024		23,500	415	(52)	363	10	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly		06/20/2025	EUR	93,000	1,635	130	1,765	292	0
							$1,881	$3,602	$5,483	$2,012	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	25,200	$5	$772	$777	$6	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		45,300	1,191	190	1,381	6	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		33,200	(1,333)	(203)	(1,536)	0	(1)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	23,100	0	414	414	0	(15)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		15,700	32	231	263	0	(10)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		12,500	(50)	827	777	0	(17)
Pay	3-Month USD-LIBOR	2.940	Semi-Annual	02/20/2022		$50	0	3	3	0	0
Receive(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	EUR	24,800	(1,077)	(130)	(1,207)	0	(38)
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		4,600	(841)	(102)	(943)	7	0
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	42,100	106	(840)	(734)	0	(121)
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		9,600	(41)	(292)	(333)	0	(52)
Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	759	819	0	(63)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	2,480,000	(1,121)	279	(842)	1	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		2,666,300	(943)	(210)	(1,153)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		33,400	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	56,400	(150)	190	40	1	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		1,900	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		229,300	25	801	826	9	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		4,700	0	16	16	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		610,100	(410)	2,497	2,087	23	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		95,700	0	(131)	(131)	0	(7)
Receive	28-Day MXN-TIIE	5.030	Lunar	05/05/2025		268,000	1	(111)	(110)	0	(21)
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		102,100	0	(77)	(77)	0	(8)
Receive	CPURNSA	1.273	Maturity	09/30/2020		$4,350	114	(59)	54	0	(1)
Receive	CPURNSA	1.303	Maturity	09/30/2020		19,500	482	(269)	214	0	(4)
Pay	UKRPI	3.530	Maturity	10/15/2031	GBP	10,600	65	793	858	0	(104)
Pay	UKRPI	3.585	Maturity	10/15/2046		800	32	347	379	0	(18)
							$(3,853)	$5,691	$1,838	$52	$(480)
Total Swap Agreements							$(2,026)	$9,131	$7,105	$2,113	$(495)
(m)	Securities with an aggregate market value of $73,378 and cash of $4,564 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)			Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	JPY	1,006,397		$9,419	$98	$0
	07/2020	RUB	71,741		923	0	(83)
	08/2020		51,798		746	22	0
	08/2020		$9,423	JPY	1,006,397	0	(98)
	09/2020	CNH	1,273		$178	0	(2)
BPS	07/2020	BRL	10,959		2,001	0	(14)
	07/2020	EUR	6,560		7,429	59	0
	07/2020	GBP	6,604		8,351	168	0
	07/2020	RUB	400,066		5,763	152	0
	07/2020		$2,045	BRL	10,959	0	(30)
	07/2020		9,426	EUR	8,386	6	(11)
	08/2020	RUB	85,351		$1,217	24	0
	09/2020		$5,187	IDR	73,647,655	0	(190)
BRC	07/2020	MXN	69,433		$3,112	93	0
	12/2020		$3,050	MXN	69,433	0	(89)
CBK	07/2020	PEN	18,421		$5,297	97	0
	07/2020		$8,598	COP	30,933,206	0	(377)
	07/2020		337	HUF	111,368	16	0
	07/2020		2,779	MXN	69,433	240	0
	08/2020	PEN	1,929		$560	16	0
	08/2020	RUB	69,800		1,015	39	0
	09/2020	PEN	181,034		53,201	2,152	0
	09/2020		$2,382	MXN	52,863	0	(105)
DUB	07/2020	BRL	10,959		$2,078	62	0
	07/2020		$2,001	BRL	10,959	14	0
	08/2020		2,075		10,959	0	(63)
FBF	09/2020	HKD	1,834		$236	0	0
GLM	07/2020	GBP	32,198		39,714	0	(182)
	07/2020	RUB	309,037		4,088	0	(244)
	07/2020		$4,502	MXN	112,215	366	0
	08/2020	RUB	60,621		$875	28	0
HUS	07/2020	AUD	1,102		743	0	(18)
	07/2020	GBP	3,444		4,269	2	0
	07/2020	HUF	243,008		719	0	(52)
	07/2020	RUB	80,070		1,143	21	0
	07/2020		$2,916	GBP	2,347	0	(8)
	07/2020		243	HUF	78,777	7	0
	08/2020	GBP	19,950		$24,465	0	(260)
	09/2020		$177	CNY	1,268	2	0
	09/2020		4,233	PLN	16,624	0	(30)
JPM	07/2020		1,250	EUR	1,124	13	0
	07/2020		209	HUF	64,700	0	(4)
	08/2020	RUB	160,600		$2,300	55	0
	11/2020		$463	MXN	10,526	0	(12)
MYI	07/2020	JPY	1,258,493		$11,765	110	0
	08/2020		$11,770	JPY	1,258,493	0	(110)
	09/2020		5,403	PLN	21,258	0	(28)
SCX	07/2020	EUR	81,846		$91,097	0	(857)
	08/2020		78,896		88,675	0	(28)
	08/2020	GBP	19,950		24,471	0	(254)
SSB	07/2020		$100	MXN	2,262	0	(2)
TOR	07/2020	JPY	814,738		$7,617	72	0
	07/2020		$36,729	JPY	3,954,035	0	(109)
	08/2020		7,620		814,738	0	(72)
UAG	07/2020	JPY	874,408		$8,180	82	0
	07/2020	RUB	345,356		4,789	59	(107)
	08/2020		208,651		2,945	29	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	08/2020		$8,183	JPY	874,408		0	(82)
Total Forward Foreign Currency Contracts							$4,104	$(3,521)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	6,000	$365	$167
Total Purchased Options							$365	$167
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index		Sell	93.000%	08/19/2020	3,800	$(38)	$(46)
	Call - OTC CDX.HY-34 5-Year Index		Buy	104.000	08/19/2020	3,800	(16)	(7)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	8,000	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	8,000	(15)	(10)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	8,600	(12)	(9)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	7,300	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	7,300	(15)	(16)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	7,800	(4)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	7,800	(15)	(16)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	92.000	08/19/2020	3,700	(28)	(39)
	Call - OTC CDX.HY-34 5-Year Index		Buy	105.000	08/19/2020	3,700	(16)	(5)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	7,000	(6)	(4)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	7,200	(5)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	15,500	(20)	(20)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	7,200	(10)	(7)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	15,200	(13)	(10)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	15,200	(26)	(24)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	8,100	(8)	(8)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	8,100	(7)	(7)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	7,900	(7)	(8)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	7,900	(20)	(17)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	8,300	(10)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	8,300	(12)	(15)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	4,400	(3)	(6)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	11,100	(8)	(24)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	6,900	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	6,900	(11)	(9)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	6,500	(5)	(7)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	10,000	(8)	(18)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	14,900	(13)	(10)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	14,900	(26)	(24)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	8,000	(7)	(8)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	8,000	(20)	(17)
							$(419)	$(415)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	6,800	$(88)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/13/2020	2,900	(28)	0
							$(116)	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780%	02/26/2021	17,000	$(358)	$(121)
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			$100.422	08/06/2020	4,000	$(34)	$(20)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.625	08/06/2020	1,900	(14)	(10)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.219	08/06/2020		1,800	(7)		(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.398	07/07/2020		2,900	(20)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.457	07/07/2020		6,400	(44)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050			100.723	07/07/2020		7,100	(46)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.438	08/06/2020		5,100	(43)		(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050			100.641	08/06/2020		1,800	(14)		(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			100.789	07/07/2020		7,100	(46)		(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.504	07/07/2020		5,200	(24)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.531	07/07/2020		2,700	(9)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.094	08/06/2020		13,700	(54)		(13)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.516	07/07/2020		3,700	(13)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.578	07/07/2020		3,700	(17)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.422	08/06/2020		2,900	(19)		(3)
								$(404)		$(90)
Total Written Options								$(1,297)		$(626)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	CNOOC Finance 203 Ltd.	1.000%	Quarterly	12/20/2024	0.611%	$2,500	$49	$(5)	$44	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	2,500	(30)	13	0	(17)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	1,900	(31)	10	0	(21)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	1,000	(61)	(54)	0	(115)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.595	1,700	19	12	31	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.582	5,800	70	39	109	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.820	2,600	(15)	36	21	0
	CNAC HK Finbridge Co. Ltd.	1.000	Quarterly	12/20/2024	1.376	2,200	(42)	7	0	(35)
	CNOOC Finance 203 Ltd.	1.000	Quarterly	12/20/2024	0.611	9,400	166	(1)	165	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	1.443	1,600	(58)	28	0	(30)
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	1.689	2,700	(27)	(53)	0	(80)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	1,800	(76)	(61)	0	(137)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	400	(21)	(25)	0	(46)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	2,000	29	4	33	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	500	(19)	(21)	0	(40)
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.619	2,200	33	5	38	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.595	3,500	34	30	64	0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.448	1,400	(38)	20	0	(18)
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	500	(5)	(1)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	1,400	5	(34)	0	(29)
	Italy Government International Bond	1.000	Quarterly	12/20/2021	0.791	26,000	(765)	852	87	0
	Italy Government International Bond	1.000	Quarterly	06/20/2022	1.183	2,300	(64)	56	0	(8)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	3,000	(178)	(167)	0	(345)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	700	(6)	5	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	2,400	(43)	28	0	(15)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	2,800	(23)	(31)	0	(54)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084	3,300	(180)	(72)	0	(252)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	5.234	2,700	(244)	(66)	0	(310)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	1,200	20	0	20	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	2.929	2,700	(108)	(109)	0	(217)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	7,700	(122)	73	0	(49)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	4,400	(59)	10	0	(49)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.827	3,300	(327)	156	0	(171)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	5.084		700	(29)	(24)	0	(53)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191		12,700	(237)	157	0	(80)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289		1,800	(29)	9	0	(20)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.414		3,400	47	33	80	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.475		1,700	23	17	40	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2023	2.827		1,700	(171)	83	0	(88)
	Southern Co.	1.000	Quarterly	12/20/2022	0.110		3,500	43	36	79	0
MYC	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.482		3,400	66	13	79	0
	Entergy Corp.	1.000	Quarterly	03/20/2021	0.069		2,500	(271)	289	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444		19,800	(119)	(260)	0	(379)
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.820		1,800	0	15	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191		7,550	(139)	91	0	(48)
								$(2,933)	$1,143	$923	$(2,713)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%		5.000%	Quarterly	12/20/2020		$900	$23	$(2)	$21	$0
	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		2,000	304	(207)	97	0
BPS	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,100	128	(104)	24	0
BRC	iTraxx Japan 33 5-Year Index		1.000	Quarterly	06/20/2025	JPY	15,000	(2)	5	3	0
CBK	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$250	20	(8)	12	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		1,600	166	(131)	35	0
	iTraxx Japan 33 5-Year Index		1.000	Quarterly	06/20/2025	JPY	9,000	(1)	3	2	0
GST	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$2,500	211	(90)	121	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		1,300	180	(114)	66	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		4,800	571	(465)	106	0
	iTraxx Japan 33 5-Year Index		1.000	Quarterly	06/20/2025	JPY	20,900	(2)	6	4	0
JPM	CDX.HY-27 5-Year Index 25-35%		5.000	Quarterly	12/20/2021		$150	13	(6)	7	0
	CDX.HY-29 5-Year Index 25-35%		5.000	Quarterly	12/20/2022		100	16	(11)	5	0
	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		7,900	970	(795)	175	0
	iTraxx Japan 33 5-Year Index		1.000	Quarterly	06/20/2025	JPY	110,610	(14)	35	21	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	143	(116)	27	0
								$2,726	$(2,000)	$726	$0
Total Swap Agreements								$(207)	$(857)	$1,649	$(2,713)
(o)

Securities with an aggregate market value of $2,205 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$58,844	$44,190		$103,034
Corporate Bonds & Notes
Banking & Finance					0		1,010,743	7,781		1,018,524
Industrials					0		1,473,301	1,296		1,474,597
Utilities					0		570,289	0		570,289
Municipal Bonds & Notes
California					0		15,932	0		15,932
Georgia					0		14,712	0		14,712
Illinois					0		4,250	0		4,250
Indiana					0		1,215	0		1,215
Michigan					0		596	0		596
New York					0		25,664	0		25,664

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Ohio	0	17,103	0	17,103
Pennsylvania	0	15,556	0	15,556
Tennessee	0	4,275	0	4,275
Texas	0	5,100	0	5,100
Virginia	0	2,951	0	2,951
Washington	0	1,329	0	1,329
West Virginia	0	937	0	937
U.S. Government Agencies	0	175,296	0	175,296
U.S. Treasury Obligations	0	905,991	0	905,991
Non-Agency Mortgage-Backed Securities	0	21,626	0	21,626
Asset-Backed Securities	0	32,378	0	32,378
Sovereign Issues	0	144,004	0	144,004
Common Stocks
Industrials	0	0	243	243
Warrants
Utilities	5	0	0	5
Preferred Securities
Banking & Finance	4,262	148,447	0	152,709
Industrials	0	31,237	0	31,237
Utilities	4,680	3,737	0	8,417
Short-Term Instruments
Repurchase Agreements	0	4,511	0	4,511
Argentina Treasury Bills	0	164	0	164
$8,947	$4,690,188	$53,510	$4,752,645
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128	$0	$0	$128
Total Investments	$9,075	$4,690,188	$53,510	$4,752,773
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,113	0	2,113
Over the counter	0	5,920	0	5,920
$0	$8,033	$0	$8,033
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(559)	(495)	0	(1,054)
Over the counter	(15)	(6,845)	0	(6,860)
$(574)	$(7,340)	$0	$(7,914)
Total Financial Derivative Instruments	$(574)	$693	$0	$119
Totals	$8,501	$4,690,881	$53,510	$4,752,892

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$55,105	$1,523	$(940)	$(19)	$7	$1,452	$509	$(13,447)	$44,190	$444
Corporate Bonds & Notes
Banking & Finance	7,903	0	0	0	0	(122)	0	0	7,781	(122)
Industrials	1,387	0	(32)	0	0	(59)	0	0	1,296	(55)
Common Stocks
Industrials	276	0	0	0	0	(33)	0	0	243	(33)
Totals	$64,671	$1,523	$(972)	$(19)	$7	$1,238	$509	$(13,447)	$53,510	$234
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%
Investments in Securities, at Value
Loan Participations and Assignments	$35,743	Proxy Pricing	Base Price	98.750 - 100.830	99.666
8,447	Third Party Vendor	Broker Quote	65.000 - 100.000	93.282
Corporate Bonds & Notes
Banking & Finance	7,781	Reference Instrument	Option Adjusted Spread	660.300 bps	—
Industrials	1,296	Proxy Pricing	Base Price	109.260	—
Common Stocks
Industrials	243	Other Valuation Techniques(2)	—	—	—
Total	$53,510

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.3% ¤
CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 3.1%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$100
American Tower Corp. 3.300% due 02/15/2021		100	102
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	1,800	1,972
Deutsche Bank AG 4.250% due 10/14/2021		$1,000	1,027
Emerald Bay S.A. 0.000% due 10/08/2020 (b)	EUR	492	541
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$1,600	1,559
International Lease Finance Corp. 8.250% due 12/15/2020		1,000	1,024
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	98,596	14,799
2.500% due 10/01/2047		11	2
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~		$200	201
Nissan Motor Acceptance Corp. 3.650% due 09/21/2021		100	100
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	41,002	6,148
Nykredit Realkredit A/S
1.000% due 10/01/2050		97,778	14,669
2.500% due 10/01/2047		32	5
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$200	188
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	24	4
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$300	300
4.519% due 06/25/2024 •		200	217
UniCredit SpA 7.830% due 12/04/2023		1,300	1,505
			44,463
INDUSTRIALS 0.3%
AbbVie, Inc. 5.000% due 12/15/2021		1,000	1,050
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		600	606
Charter Communications Operating LLC 4.464% due 07/23/2022		100	107
CVS Health Corp. 3.350% due 03/09/2021		54	55
Enterprise Products Operating LLC 3.350% due 03/15/2023		200	212
Hyundai Capital America 1.108% due 09/18/2020 •		1,200	1,197
JT International Financial Services BV 3.500% due 09/28/2023		200	215
Mylan NV 3.750% due 12/15/2020		70	71
NXP BV 3.875% due 09/01/2022		200	211
Penske Truck Leasing Co. LP 3.650% due 07/29/2021		200	205
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		300	306
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		90	90

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		200	206
			4,531
UTILITIES 0.2%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		400	402
5.150% due 02/15/2050		200	257
5.300% due 08/15/2058		100	130
Duke Energy Corp. 2.400% due 08/15/2022		100	104
Eversource Energy 2.500% due 03/15/2021		100	101
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		100	104
NextEra Energy Capital Holdings, Inc. 2.800% due 01/15/2023		100	105
Petrobras Global Finance BV
5.093% due 01/15/2030		1,106	1,104
6.250% due 12/14/2026	GBP	100	132
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		$100	100
Virginia Electric & Power Co. 2.950% due 01/15/2022		100	103
			2,642
Total Corporate Bonds & Notes (Cost $51,620)			51,636
U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae 0.585% due 03/25/2049 •		6,020	6,017
Freddie Mac
0.325% due 09/25/2031 •		25	25
0.365% due 10/25/2029 •		139	138
11.806% due 05/15/2035 •		32	46
Ginnie Mae
0.590% due 02/20/2049 •		5,751	5,744
2.266% due 08/20/2068 •		2,640	2,616
Uniform Mortgage-Backed Security 4.000% due 02/01/2049 - 05/01/2049		2,285	2,423
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050		8,700	8,860
2.500% due 08/01/2050		34,400	35,784
3.000% due 09/01/2050		40,400	42,405
4.000% due 07/01/2050 - 08/01/2050		105,659	112,007
Total U.S. Government Agencies (Cost $215,812)			216,065
U.S. TREASURY OBLIGATIONS 110.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (i)(k)		3,332	3,384
0.125% due 07/15/2026 (i)(k)		3,103	3,299
0.250% due 07/15/2029 (k)		783	857
0.250% due 02/15/2050		31,125	34,994
0.375% due 01/15/2027 (i)		5,096	5,499
0.375% due 07/15/2027		16,155	17,583
0.500% due 01/15/2028		5,198	5,699
0.625% due 02/15/2043		135,010	159,340
0.750% due 07/15/2028 (i)(k)		1,573	1,776
0.750% due 02/15/2042		166,254	199,378
0.750% due 02/15/2045		89,409	109,550
0.875% due 01/15/2029		3,890	4,436
0.875% due 02/15/2047		15,935	20,359
1.000% due 02/15/2046		69,917	90,551
1.000% due 02/15/2048		33,841	44,828
1.000% due 02/15/2049 (g)		5,096	6,814
1.375% due 02/15/2044 (g)		333,318	455,552
2.125% due 02/15/2040		78,652	116,099
2.125% due 02/15/2041 (g)		210,876	315,456
Total U.S. Treasury Obligations (Cost $1,382,444)			1,595,454
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust 3.535% due 01/25/2036 ^~		73	68
Alliance Bancorp Trust 0.425% due 07/25/2037 •		201	170
Banc of America Funding Trust
0.475% due 07/25/2037 •		1,220	1,123
3.768% due 01/20/2047 ~		2,934	2,707
3.926% due 03/20/2036 ~		180	165
Banc of America Mortgage Trust 3.889% due 11/25/2035 ^~		12	11

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •		3,439	3,304
BCAP LLC Trust 0.405% due 05/25/2047 ^•		311	283
Bear Stearns Adjustable Rate Mortgage Trust
3.454% due 07/25/2036 ^~		26	25
3.766% due 02/25/2036 ^~		11	11
Bear Stearns ALT-A Trust
3.653% due 09/25/2047 ^~		2,332	1,559
3.736% due 09/25/2035 ^~		222	174
CIM Trust 1.185% due 02/25/2049 •		274	274
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		18	18
3.228% due 09/25/2059 þ		1,947	1,960
4.004% due 03/25/2037 ^~		262	242
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •		14	13
3.245% due 12/25/2035 ^~		223	151
Countrywide Alternative Loan Trust
2.504% due 12/25/2035 •		170	151
3.843% due 02/25/2037 ^~		113	106
Countrywide Home Loan Mortgage Pass-Through Trust
3.748% due 10/20/2035 ~		7,446	7,214
3.939% due 02/20/2036 ^•		76	71
6.000% due 03/25/2037 ^		1,346	1,072
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		1,755	1,810
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		799	682
Downey Savings & Loan Association Mortgage Loan Trust 0.454% due 08/19/2045 •		83	77
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		34	23
GMAC Mortgage Corp. Loan Trust 3.812% due 11/19/2035 ~		111	101
Great Hall Mortgages PLC
0.302% due 03/18/2039 •	GBP	69	84
0.322% due 06/18/2038 •		71	86
Hawksmoor Mortgages 1.287% due 05/25/2053 •		5,836	7,230
IndyMac Mortgage Loan Trust 3.810% due 12/25/2036 ^~		$838	747
JPMorgan Alternative Loan Trust 0.415% due 12/25/2036 •		2,672	2,437
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		800	785
Lehman XS Trust 1.335% due 12/25/2037 •		1,299	1,177
Merrill Lynch Mortgage Investors Trust 0.845% due 09/25/2029 •		121	117
MortgageIT Securities Corp. Mortgage Loan Trust 0.685% due 09/25/2037 •		639	574
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		5,639	5,926
4.500% due 05/25/2058 ~		357	387
Residential Accredit Loans, Inc. Trust
0.365% due 06/25/2046 •		172	60
2.624% due 10/25/2037 ~		304	268
Residential Asset Securitization Trust
0.585% due 05/25/2035 •		240	181
5.000% due 08/25/2020		1	1
5.750% due 02/25/2036		1,195	1,148
5.750% due 03/25/2037 ^		118	65
6.250% due 10/25/2036 ^		189	181
6.500% due 06/25/2037		3,342	1,078
Silverstone Master Issuer PLC
1.235% due 01/21/2070 •	GBP	730	911
1.679% due 01/21/2070 •		$161	161
Structured Adjustable Rate Mortgage Loan Trust 3.712% due 07/25/2035 ^~		78	69
Structured Asset Mortgage Investments Trust 0.395% due 04/25/2036 •		10	10
Thornburg Mortgage Securities Trust 0.925% due 09/25/2034 •		128	120
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	4,999	6,196
Wachovia Mortgage Loan Trust LLC 4.214% due 10/20/2035 ~		$77	68
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		71	70
3.854% due 08/25/2036 ^~		53	48
3.932% due 11/25/2036 ~		1,526	1,376
4.275% due 09/25/2033 ~		42	40
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		4,525	4,203

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

6.500% due 08/25/2035		15	14
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 04/25/2036 ~		2,374	2,264
4.427% due 11/25/2037 ^~		106	96
Total Non-Agency Mortgage-Backed Securities (Cost $63,663)			61,743
ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp. Home Equity Loan Trust 0.245% due 10/25/2036 •		29	15
AlbaCore EURO CLO DAC 0.000% due 07/18/2031 «•(a)	EUR	800	899
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.396% due 06/25/2033 •		$1,089	1,102
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		57	50
California Street CLO Ltd. 2.249% due 10/15/2025 •		344	342
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		2,800	2,685
Citigroup Mortgage Loan Trust 0.415% due 12/25/2036 •		90	73
Citigroup Mortgage Loan Trust, Inc. 0.515% due 10/25/2036 •		300	275
Countrywide Asset-Backed Certificates
0.325% due 05/25/2035 •		30	28
0.325% due 07/25/2037 •		22	19
0.375% due 11/25/2037 •		1,601	1,493
0.435% due 02/25/2036 •		2,350	2,090
0.435% due 03/25/2037 •		200	178
Countrywide Asset-Backed Certificates Trust
0.715% due 02/25/2036 •		1,875	1,857
0.925% due 08/25/2047 •		245	234
Credit-Based Asset Servicing & Securitization LLC 0.405% due 07/25/2037 •		654	501
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •		21	13
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		600	591
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		1,092	1,060
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •	EUR	3,500	3,907
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$198	196
First Franklin Mortgage Loan Trust 0.655% due 11/25/2036 •		500	427
Fremont Home Loan Trust
0.320% due 10/25/2036 •		64	57
0.325% due 01/25/2037 •		3,742	2,362
Greystone Commercial Real Estate Notes Ltd. 1.365% due 09/15/2037 •		7,800	7,585
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		307	226
GSAMP Trust 1.160% due 03/25/2035 ^•		323	286
Home Equity Asset Trust
0.635% due 02/25/2036 •		2,500	2,344
0.980% due 07/25/2034 •		123	121
1.040% due 08/25/2034 •		21	21
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		110	92
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		112	44
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		237	232
JPMorgan Mortgage Acquisition Corp. 0.525% due 02/25/2036 ^•		1,900	1,853
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		82	79
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		613	628
Lehman XS Trust 5.019% due 06/25/2036 þ		77	78
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		2,300	2,278
Long Beach Mortgage Loan Trust 0.305% due 08/25/2036 •		110	55
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		397	387
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	700	787
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		700	775
Marlette Funding Trust 2.690% due 09/17/2029		$297	299

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

MASTR Specialized Loan Trust 1.968% due 07/25/2035 •		1,417	1,363
Monarch Grove CLO 1.871% due 01/25/2028 •		358	354
Morgan Stanley ABS Capital, Inc. Trust 0.315% due 10/25/2036 •		120	104
Morgan Stanley Mortgage Loan Trust 1.765% due 11/25/2036 ^•		725	317
Ocean Trails CLO 2.369% due 07/15/2028 •		4,970	4,921
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		290	285
Option One Mortgage Loan Trust 0.965% due 02/25/2035 •		620	599
Oscar U.S. Funding LLC 2.490% due 08/10/2022		789	793
Ozlme BV 0.820% due 01/18/2030 •	EUR	6,750	7,538
Palmer Square Loan Funding Ltd.
1.920% due 10/24/2027 •		$3,125	3,094
2.105% due 04/20/2027 •		377	373
Renaissance Home Equity Loan Trust 1.285% due 09/25/2037 •		446	213
Saxon Asset Securities Trust
0.475% due 09/25/2036 •		3,000	2,701
0.495% due 09/25/2037 •		108	102
Securitized Asset-Backed Receivables LLC Trust 0.345% due 07/25/2036 •		3,104	1,477
Shackleton CLO Ltd. 2.265% due 10/20/2028 •		7,538	7,392
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		8,000	7,860
Soundview Home Loan Trust
0.245% due 11/25/2036 •		310	119
0.365% due 07/25/2037 •		232	215
0.385% due 06/25/2037 •		458	361
0.465% due 05/25/2036 •		200	189
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		3,119	3,159
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		238	240
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		3,900	3,825
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		293	292
Symphony CLO Ltd. 2.261% due 07/14/2026 •		949	939
Telos CLO Ltd. 2.085% due 04/17/2028 •		297	293
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •		357	356
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		199	198
3.000% due 11/25/2059 ~		80	81
Venture CLO Ltd. 1.171% due 02/28/2026 •		390	385
Wachovia Mortgage Loan Trust 0.845% due 10/25/2035 •		28	28
WhiteHorse Ltd. 2.065% due 04/17/2027 •		124	123
Total Asset-Backed Securities (Cost $90,639)			88,913
SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,116	18
30.022% (BADLARPP) due 10/04/2022 ~		100	1
Australia Government International Bond
1.250% due 02/21/2022	AUD	655	459
3.000% due 09/20/2025		1,549	1,241
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2020 (b)	BRL	439	80
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	773	740
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (c)	EUR	26,580	30,512
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	911,967	8,417
0.100% due 03/10/2029 (c)		1,030,040	9,535
Mexico Government International Bond 4.500% due 11/22/2035 (c)	MXN	7,707	410
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	442	313
2.500% due 09/20/2035		1,404	1,207
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	228

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023		$300	322
Total Sovereign Issues (Cost $53,816)			53,483
		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		160,000	164
Total Preferred Securities (Cost $160)			164
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (f) 1.0%			13,814
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	4,678	45
Total Short-Term Instruments (Cost $13,870)			13,859
Total Investments in Securities (Cost $1,872,024)			2,081,317
		SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III		4,010,224	39,537
Total Short-Term Instruments (Cost $39,472)			39,537
Total Investments in Affiliates (Cost $39,472)			39,537
Total Investments 147.0% (Cost $1,911,496)			$2,120,854
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $(226))			(2,133)
Other Assets and Liabilities, net (46.9)%			(675,644)
Net Assets 100.0%			$1,443,077

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$8,846	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(8,839)	$8,846	$8,846
FICC	0.000	06/30/2020	07/01/2020	4,968	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(5,067)	4,968	4,968
Total Repurchase Agreements	$(13,906)	$13,814	$13,814
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	0.240%	04/09/2020	07/09/2020	$(196,294)	$(196,402)
0.240	04/13/2020	07/13/2020	(240,600)	(240,727)
Total Reverse Repurchase Agreements	$(437,129)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
NOM	0.110%	06/30/2020	07/06/2020	$(6,869)	$(6,869)
TDM	0.210	06/30/2020	07/02/2020	(22,813)	(22,813)
Total Sale-Buyback Transactions	$(29,682)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.0)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2030	$12,857	$(13,897)	$(13,915)
Total Short Sales (1.0)%	$(13,897)	$(13,915)
(g)	Securities with an aggregate market value of $467,489 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(440,880) at a weighted average interest rate of 0.398%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $7 of accrued interest.

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2020	370	$56,110	$253	$0	$(29)
Euro-Bund 10-Year Bond September Futures	09/2020	227	45,019	109	30	(40)
Gold 100 oz. August Futures	08/2020	30	5,402	105	60	0
U.S. Treasury 5-Year Note September Futures	09/2020	1,452	182,578	457	0	(45)
U.S. Treasury 10-Year Ultra September Futures	09/2020	31	4,882	40	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	86	18,761	(157)	0	(89)
$807	$90	$(211)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	7	$(565)	$0	$0	$0
Australia Government 10-Year Bond September Futures	09/2020	6	(616)	(10)	1	0
Euro-BTP Italy Government Bond September Futures	09/2020	383	(49,832)	(271)	6	(54)
Euro-Buxl 30-Year Bond September Futures	09/2020	30	(7,414)	(324)	36	0
Euro-Schatz September Futures	09/2020	2,470	(311,193)	(33)	64	(3)
Japan Government 10-Year Bond September Futures	09/2020	13	(18,295)	(1)	23	0
U.S. Treasury 2-Year Note September Futures	09/2020	663	(146,409)	(15)	0	(10)
U.S. Treasury 10-Year Note September Futures	09/2020	2,205	(306,874)	(902)	345	0
U.S. Treasury 30-Year Bond September Futures	09/2020	35	(6,250)	(17)	16	0
$(1,573)	$491	$(67)
Total Futures Contracts	$(766)	$581	$(278)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	100	$2	$(2)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	$100	(5)	4	(1)	0	0
$(3)	$2	$(1)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$8,645	$568	$(516)	$52	$0	$(68)
INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	1,200	$4	$(170)	$(166)	$0	$(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	(13)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	60,000	(1)	(12)	(13)	0	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	274,770	(15)	(85)	(100)	3	0
Pay	CPURNSA	1.338	Maturity	06/29/2021	$5,400	0	4	4	0	(6)
Pay(7)	CPURNSA	1.335	Maturity	07/01/2021	2,200	0	0	0	0	(2)
Pay(7)	CPURNSA	1.345	Maturity	07/02/2021	20,100	0	18	18	18	0
Receive	CPURNSA	2.560	Maturity	05/08/2023	1,700	(276)	28	(248)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,300	2	139	141	0	(5)
Pay	CPURNSA	1.883	Maturity	11/20/2029	9,400	9	419	428	0	(19)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020	EUR	50	0	(1)	(1)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	550	0	(16)	(16)	0	0
Pay	UKRPI	2.890	Maturity	06/15/2022	GBP	7,800	3	57	60	0	(6)
Pay	UKRPI	3.850	Maturity	09/15/2024	9,400	(2)	719	717	0	(12)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.330	Maturity	01/15/2025	30,100	897	15	912	0	(58)
Pay	UKRPI	3.520	Maturity	02/15/2029	8,700	0	530	530	0	(45)
Pay	UKRPI	3.400	Maturity	01/15/2030	5,700	(2)	129	126	0	(36)
Pay	UKRPI	3.438	Maturity	01/15/2030	13,000	0	370	371	0	(82)
$618	$2,131	$2,749	$22	$(274)
Total Swap Agreements	$1,183	$1,617	$2,800	$22	$(342)
(i)	Securities with an aggregate market value of $7,545 and cash of $3,588 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(8) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$4,865	JPY	519,784	$0	$(51)
08/2020	JPY	519,784	$4,867	51	0
08/2020	$1	RUB	84	0	0
BPS	07/2020	DKK	4,400	$648	0	(15)
07/2020	EUR	5,756	6,469	19	(17)
07/2020	GBP	2,534	3,207	67	0
07/2020	$17	RUB	1,204	1	0
08/2020	4	289	0	0
09/2020	178	IDR	2,527,846	0	(7)
BSH	07/2020	BRL	365	$67	0	(1)
07/2020	$74	BRL	365	0	(7)
CBK	07/2020	BRL	804	$192	44	0
07/2020	CAD	971	708	0	(7)
07/2020	$147	BRL	804	1	0
07/2020	10,561	DKK	70,276	69	(34)
07/2020	2,636	EUR	2,338	0	(9)
08/2020	11	RUB	773	0	0
10/2020	DKK	57,355	$8,685	35	(15)
GLM	07/2020	BRL	439	80	0	(1)
07/2020	DKK	241,003	35,143	0	(1,194)
07/2020	GBP	12,420	15,319	0	(70)
07/2020	MXN	5,835	234	0	(19)
07/2020	$81	BRL	439	0	0
07/2020	8	RUB	580	0	0
08/2020	BRL	439	$81	0	0
08/2020	$10	RUB	672	0	0
HUS	07/2020	AUD	2,573	$1,734	0	(41)
07/2020	EUR	9,399	10,587	41	(13)
07/2020	GBP	1,731	2,146	2	0
07/2020	NZD	1,785	1,109	0	(43)
07/2020	PEN	747	218	6	0
07/2020	$4	RUB	271	0	0
08/2020	GBP	8,342	$10,231	0	(109)
JPM	07/2020	EUR	1,720	1,941	9	0
07/2020	$4,023	DKK	26,565	0	(18)
08/2020	80	BRL	439	0	0
08/2020	8	RUB	544	0	0
10/2020	BRL	439	$80	0	0
10/2020	DKK	26,565	4,032	19	0
MYI	07/2020	$13,108	DKK	86,878	10	(18)
07/2020	6,076	JPY	649,987	0	(57)
08/2020	JPY	649,987	$6,079	57	0
10/2020	DKK	116,647	17,641	27	(9)
SCX	07/2020	EUR	21,040	23,418	0	(220)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

	08/2020		35,577		39,987		0	(13)
	08/2020	GBP	8,342		10,233		0	(106)
SOG	07/2020		$4,719	DKK	31,322		4	0
	10/2020	DKK	31,321		$4,728		0	(3)
TOR	07/2020	JPY	2,042,180		18,970		56	0
	07/2020		$3,934	JPY	420,796		0	(37)
	08/2020	JPY	420,796		$3,936		37	0
UAG	07/2020		$4,225	JPY	451,614		0	(42)
	07/2020		6	RUB	482		0	0
	08/2020	JPY	451,614		$4,226		42	0
	08/2020		$10	RUB	706		0	0
Total Forward Foreign Currency Contracts							$597	$(2,176)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	5,100	$(3)	$(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	5,100	(10)	(7)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	4,300	(6)	(5)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	4,700	(3)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	4,700	(9)	(10)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	3,900	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	3,900	(8)	(8)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	3,600	(3)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	4,600	(3)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	3,600	(5)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	4,600	(7)	(5)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	3,400	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	3,400	(7)	(5)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	4,000	(4)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	4,000	(3)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	4,100	(4)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	4,100	(10)	(9)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	5,600	(4)	(12)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	4,200	(3)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	4,200	(7)	(5)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	4,400	(3)	(8)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	3,400	(3)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	3,400	(6)	(5)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	4,000	(3)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	4,000	(10)	(9)
							$(128)	$(127)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	9,000	$(409)	$(5)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	300	(2)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	13,300	(246)	0
							$(687)	$(5)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	5,000	$(154)	$(167)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	3,100	(95)	(101)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	6,400	(210)	(205)
							$(459)	$(473)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050		$101.000	07/07/2020		1,600	$(12)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050		102.055	08/06/2020		6,500	(26)	(6)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,100	(4)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	3,700	(25)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	5,300	(34)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	3,600	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	2,300	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,600	(9)	(2)
$(135)	$(13)
Total Written Options	$(1,409)	$(618)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	450	$0	$16	$16	$0
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	390	0	13	13	0
GLM	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028	730	0	26	26	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	310	0	11	11	0
HUS	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	240	0	9	9	0
JPM	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028	380	0	14	14	0
Total Swap Agreements	$0	$89	$89	$0
(k)

Securities with an aggregate market value of $1,739 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$44,463	$0	$44,463
Industrials	0	4,531	0	4,531
Utilities	0	2,642	0	2,642
U.S. Government Agencies	0	216,065	0	216,065
U.S. Treasury Obligations	0	1,595,454	0	1,595,454
Non-Agency Mortgage-Backed Securities	0	61,743	0	61,743
Asset-Backed Securities	0	87,227	1,686	88,913
Sovereign Issues	0	53,483	0	53,483
Preferred Securities
Banking & Finance	0	164	0	164
Short-Term Instruments
Repurchase Agreements	0	13,814	0	13,814
Argentina Treasury Bills	0	45	0	45
$0	$2,079,631	$1,686	$2,081,317
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,537	$0	$0	$39,537
Total Investments	$39,537	$2,079,631	$1,686	$2,120,854
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(13,915)	$0	$(13,915)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	581	22	0	603
Over the counter	0	686	0	686
$581	$708	$0	$1,289
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(278)	(342)	0	(620)
Over the counter	(7)	(2,787)	0	(2,794)
$(285)	$(3,129)	$0	$(3,414)
Total Financial Derivative Instruments	$296	$(2,421)	$0	$(2,125)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Totals	$39,833	$2,063,295	$1,686	$2,104,814

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.2% ¤
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.6%
MET Tower Global Funding 0.608% due 01/17/2023 •	$1,100	$1,092
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~	1,600	1,595
Wells Fargo & Co. 1.990% (US0003M + 1.230%) due 10/31/2023 ~	6,000	6,044
		8,731
INDUSTRIALS 0.5%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	1,562	1,463
3.100% due 04/07/2030	1,562	1,309
Vessel Management Services, Inc. 3.432% due 08/15/2036	4,531	5,266
		8,038
Total Corporate Bonds & Notes (Cost $16,355)		16,769
U.S. GOVERNMENT AGENCIES 14.1%
Fannie Mae
0.000% due 05/15/2030 (a)	13,282	11,671
0.236% due 07/25/2037 •	98	96
0.635% due 10/25/2030 •	1	1
1.085% due 04/25/2032 •	14	14
1.235% due 03/25/2022 •	3	3
2.828% due 11/01/2023 •	2	2
2.891% due 06/01/2043 - 03/01/2044 •	248	249
3.500% due 06/25/2044	2,943	3,584
3.627% due 10/01/2024 - 04/01/2028 •	24	24
3.739% due 11/01/2034 •	38	38
4.000% due 09/25/2044 - 10/25/2044	15,116	16,875
4.065% due 05/01/2025 •	2	2
4.105% due 07/01/2035 •	19	19
4.157% due 12/01/2027 •	19	19
4.250% due 04/25/2037	563	613
4.296% due 02/01/2028 •	2	2
4.500% due 10/25/2023 - 06/25/2025	1,010	1,064
5.625% due 04/17/2028	200	271
6.000% due 05/17/2027	132	144
6.500% due 11/25/2023 - 07/25/2031	571	657
6.750% due 06/25/2032	960	1,158
6.900% due 05/25/2023	13	14
7.000% due 12/25/2022 - 05/18/2027	729	794
7.800% due 10/25/2022	1	1
9.000% due 06/01/2027	9	9
Federal Farm Credit Bank
5.125% due 07/09/2029	675	915
5.750% due 12/07/2028	500	696
Federal Housing Administration
6.896% due 07/01/2020	1	1
7.430% due 10/01/2022 - 01/01/2024	9	9
Freddie Mac
0.585% due 01/15/2033 •	30	31
0.685% due 04/15/2029 - 12/15/2032 •	26	27
0.735% due 06/15/2031 •	12	12
1.185% due 09/15/2021 •	3	3
2.704% due 10/25/2044 •	1,550	1,567
2.904% due 07/25/2044 •	397	412
2.910% due 10/25/2023 •	9	10
3.500% due 05/15/2042 - 01/15/2048	14,463	16,692
3.625% due 05/01/2022 •	1	1
3.631% due 10/01/2026 •	10	10
3.700% due 09/01/2027 •	11	12
3.846% due 01/01/2028 •	15	15
3.896% due 01/01/2028 •	8	9
4.000% due 07/15/2042	4,683	5,520
4.000% due 12/15/2042 •	4,716	5,101
4.325% due 10/25/2052 ~	6,734	7,839
4.500% due 02/15/2035 - 07/15/2035	1,774	1,934

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 06/15/2035	7,378	9,464
6.000% due 05/15/2028 - 09/15/2029	24	27
6.250% due 09/15/2023	182	193
6.500% due 08/01/2022 - 10/25/2043	196	220
7.000% due 07/15/2022 - 01/15/2024	32	34
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 03/20/2023 - 03/20/2026 ~	10	10
3.000% due 01/20/2027 - 01/20/2028 •	45	46
3.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2026 ~	11	11
3.125% due 10/20/2026 - 11/20/2027 •	35	37
3.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	37	39
3.500% (H15T1Y + 1.500%) due 03/20/2021 ~	1	1
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	35	34
3.875% due 04/20/2027 - 05/20/2032 •	147	150
4.000% due 08/20/2044 - 09/20/2044	29,234	32,029
6.000% due 08/20/2033	1,261	1,423
6.500% due 08/20/2034 - 09/20/2034	9	11
Residual Funding Corp. STRIPS 0.000% due 07/15/2020 (a)	300	300
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 - 04/15/2029 (a)	12,439	11,229
Small Business Administration 5.240% due 08/01/2023	213	224
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (a)	7,400	6,407
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	250	265
4.000% due 06/01/2049	221	234
6.500% due 02/01/2022 - 08/01/2037	43	51
7.000% due 02/01/2038 - 03/01/2038	13	14
9.000% due 09/01/2030 - 11/01/2030	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	13,400	13,646
2.500% due 08/01/2050 - 09/01/2050	21,600	22,456
3.500% due 08/01/2050	10,000	10,518
4.000% due 07/01/2050 - 08/01/2050	21,300	22,571
Total U.S. Government Agencies (Cost $188,937)		209,785
U.S. TREASURY OBLIGATIONS 118.4%
U.S. Treasury Bonds
1.250% due 05/15/2050	399,000	383,165
2.000% due 02/15/2050 (d)	592,770	678,698
2.500% due 05/15/2046	2,028	2,515
3.000% due 11/15/2044	18,030	24,144
3.000% due 11/15/2045	680	917
3.125% due 08/15/2044	5,240	7,147
3.375% due 05/15/2044	9,650	13,651
3.625% due 02/15/2044	22,355	32,730
4.250% due 11/15/2040	1,000	1,563
U.S. Treasury Inflation Protected Securities (b)
0.250% due 07/15/2029	180	198
0.375% due 01/15/2027	637	687
0.625% due 01/15/2026 (f)	831	901
0.750% due 07/15/2028 (f)	7,458	8,417
0.875% due 01/15/2029 (f)	2,498	2,849
1.000% due 02/15/2048	4,472	5,924
1.375% due 02/15/2044	1,067	1,459
U.S. Treasury Notes
0.125% due 05/31/2022	114,000	113,929
0.375% due 04/30/2025 (f)	85,000	85,397
0.625% due 05/15/2030 (d)	28,900	28,816
1.500% due 02/15/2030 (d)	328,210	354,826
1.750% due 01/31/2023 (f)	2,250	2,341
2.000% due 04/30/2024 (f)	1,200	1,282
2.125% due 02/29/2024 (f)	1,017	1,088
U.S. Treasury STRIPS
0.000% due 05/15/2044 (a)	2,800	1,982
0.000% due 08/15/2044 (a)	4,800	3,379
0.000% due 11/15/2044 (a)	4,700	3,292
0.000% due 05/15/2045 (a)	1,500	1,041
0.000% due 08/15/2046 (a)	1,500	1,021
Total U.S. Treasury Obligations (Cost $1,739,334)		1,763,359
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
BAMLL Commercial Mortgage Securities Trust
1.235% due 04/15/2036 •	2,200	2,102
4.325% due 08/15/2046 ~	9,800	12,115
Bear Stearns Adjustable Rate Mortgage Trust
3.753% due 02/25/2033 ~	5	5
3.889% due 02/25/2034 ~	66	65
4.103% due 01/25/2034 ~	39	40
4.225% due 04/25/2033 ~	14	14
Bear Stearns ALT-A Trust 3.736% due 09/25/2035 ^~	290	228

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns Mortgage Securities, Inc. 3.909% due 06/25/2030 ~	1	1
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,653
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,990
3.942% due 04/10/2033 ~	2,600	2,628
Countrywide Alternative Loan Trust
0.365% due 05/25/2047 •	402	351
0.395% due 05/25/2035 •	339	306
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •	59	54
0.825% due 03/25/2035 •	467	400
Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033	42	45
6.500% due 04/25/2033	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~	85	84
Credit Suisse Mortgage Capital Certificates 0.338% due 11/27/2036 •	2,183	2,183
Credit Suisse Mortgage Capital LLC 3.953% due 09/15/2037	10,000	9,827
DBWF Mortgage Trust 3.791% due 12/10/2036	7,300	8,134
HarborView Mortgage Loan Trust
0.634% due 05/19/2035 •	257	233
0.674% due 03/19/2036 ^•	285	254
3.706% due 07/19/2035 ^~	44	43
Impac CMB Trust 0.685% due 10/25/2035 •	1,460	1,347
JPMorgan Chase Commercial Mortgage Securities Trust 2.798% due 10/05/2031	4,400	4,390
JPMorgan Mortgage Trust 3.968% due 07/25/2035 ~	95	92
Morgan Stanley Capital Trust 4.418% due 07/11/2040 ~	2,800	3,050
Motel 6 Trust 1.105% due 08/15/2034 •	1,685	1,657
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	1,816	1,917
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.219% due 10/25/2035 ~	990	941
Residential Accredit Loans, Inc. Trust
0.485% due 08/25/2035 •	255	215
6.000% due 06/25/2036 ^	631	580
Sequoia Mortgage Trust
0.540% due 07/20/2033 •	180	169
0.544% due 10/19/2026 •	7	7
0.950% due 10/20/2027 •	2	2
Structured Adjustable Rate Mortgage Loan Trust 0.405% due 05/25/2037 •	706	663
Structured Asset Mortgage Investments Trust
0.405% due 05/25/2036 •	112	105
0.854% due 09/19/2032 •	5	5
1.034% due 10/19/2033 •	62	57
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •	21	20
0.495% due 01/25/2045 •	288	274
2.240% due 08/25/2046 •	255	228
2.501% due 12/25/2046 •	389	353
2.504% due 02/25/2046 •	616	588
2.904% due 06/25/2042 •	13	12
2.904% due 08/25/2042 •	9	8
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,773
Total Non-Agency Mortgage-Backed Securities (Cost $62,002)		64,209
ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust
0.845% due 10/25/2032 •	29	29
1.185% due 11/25/2042 •	266	253
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •	9	8
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •	13	8
ECMC Group Student Loan Trust 0.935% due 02/27/2068 •	738	718
LA Arena Funding LLC 7.656% due 12/15/2026	11	11
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •	139	136
MASTR Asset-Backed Securities Trust 1.010% due 10/25/2034 •	1,257	1,220
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	6,200	6,289

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

SLM Student Loan Trust 1.591% due 10/25/2029 •	900	885
Soundview Home Loan Trust 0.245% due 11/25/2036 •	155	59
Specialty Underwriting & Residential Finance Trust 0.985% due 10/25/2035 •	1,414	1,371
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •	92	44
Total Asset-Backed Securities (Cost $11,150)		11,031
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (c) 1.5%		22,407
Total Short-Term Instruments (Cost $22,407)		22,407
Total Investments in Securities (Cost $2,040,185)		2,087,560
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,233	160
Total Short-Term Instruments (Cost $160)		160
Total Investments in Affiliates (Cost $160)		160
Total Investments 140.2% (Cost $2,040,345)		$2,087,720
Financial Derivative Instruments (e)(g) 0.0%(Cost or Premiums, net $637)		969
Other Assets and Liabilities, net (40.2)%		(599,234)
Net Assets 100.0%		$1,489,455

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$2,507	U.S. Treasury Notes 1.875% due 04/30/2022	$(2,557)	$2,507	$2,507
IND	0.120	06/30/2020	07/01/2020	15,700	U.S. Treasury Bonds 3.375% due 05/15/2044	(15,939)	15,700	15,700
JPS	0.100	06/30/2020	07/01/2020	4,200	U.S. Treasury Notes 0.250% due 06/30/2025	(4,289)	4,200	4,200
Total Repurchase Agreements	$(22,785)	$22,407	$22,407
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JPS	0.060%	06/18/2020	07/02/2020	$(135,369)	$(135,372)
0.070	06/23/2020	07/07/2020	(21,045)	(21,045)
0.140	06/17/2020	07/15/2020	(161,438)	(161,446)
0.140	06/23/2020	07/07/2020	(24,689)	(24,690)
SGY	0.150	06/17/2020	07/15/2020	(167,249)	(167,259)
Total Reverse Repurchase Agreements	$(509,812)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
GSC	0.030%	06/18/2020	07/02/2020	$(28,682)	$(28,682)
0.060	06/26/2020	07/06/2020	(5,761)	(5,761)
Total Sale-Buyback Transactions	$(34,443)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	09/01/2050	$5,300	$(5,552)	$(5,563)
Total Short Sales (0.4)%	$(5,552)	$(5,563)
(d)	Securities with an aggregate market value of $548,975 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(550,801) at a weighted average interest rate of 0.204%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 5-Year Note September Futures				09/2020	812	$102,103	$227		$0	$(25)
U.S. Treasury 10-Year Note September Futures				09/2020	243	33,819	70		0	(38)
							$297		$0	$(63)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 2-Year Note September Futures				09/2020	834	$(184,171)	$(45)		$0	$(13)
U.S. Treasury 10-Year Ultra September Futures				09/2020	160	(25,198)	(152)		40	0
U.S. Treasury 30-Year Bond September Futures				09/2020	1,647	(294,092)	(2,059)		772	0
							$(2,256)		$812	$(13)
Total Futures Contracts							$(1,959)		$812	$(76)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.450%	Semi-Annual	05/13/2022	$181,100	$474	$7,518	$7,992	$40	$0
Receive(1)	3-Month USD-LIBOR	3.000	Semi-Annual	02/04/2023	152,800	(168)	(8,402)	(8,570)	0	(20)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	94,500	1,476	(5,849)	(4,373)	38	0
Pay	3-Month USD-LIBOR	3.220	Semi-Annual	11/15/2028	15,000	(41)	3,419	3,378	0	(21)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	02/25/2030	14,600	(31)	(1,433)	(1,464)	28	0
Receive	3-Month USD-LIBOR	0.958	Semi-Annual	03/31/2030	14,900	(42)	(466)	(508)	29	0
Receive	3-Month USD-LIBOR	2.510	Semi-Annual	05/13/2030	36,700	(396)	(6,416)	(6,812)	74	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	9,100	(396)	(155)	(551)	19	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	4,700	(3)	(1,681)	(1,684)	46	0
Total Swap Agreements						$873	$(13,465)	$(12,592)	$274	$(41)
(f)	Securities with an aggregate market value of $13,370 and cash of $740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				$102.504	07/07/2020	15,000	$(70)		$0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.578	07/07/2020	7,500	(34)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.719	07/07/2020	24,000	(132)		0
Total Written Options								$(236)		$0
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,731	$0	$8,731
Industrials	0	8,038	0	8,038
U.S. Government Agencies	0	209,785	0	209,785
U.S. Treasury Obligations	0	1,763,359	0	1,763,359
Non-Agency Mortgage-Backed Securities	0	64,209	0	64,209
Asset-Backed Securities	0	11,031	0	11,031
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	22,407	0	22,407
	$0	$2,087,560	$0	$2,087,560
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160	$0	$0	$160
Total Investments	$160	$2,087,560	$0	$2,087,720
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,563)	$0	$(5,563)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$812	$274	$0	$1,086
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(76)	$(41)	$0	$(117)
Total Financial Derivative Instruments	$736	$233	$0	$969
Totals	$896	$2,082,230	$0	$2,083,126

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.5% ¤
CORPORATE BONDS & NOTES 44.0%
BANKING & FINANCE 30.9%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$2,300	$2,410
AerCap Ireland Capital DAC 4.625% due 10/30/2020		700	703
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		2,650	2,932
American Express Co.
0.997% (US0003M + 0.620%) due 05/20/2022 ~		900	902
1.141% (US0003M + 0.600%) due 11/05/2021 ~		600	602
American Tower Corp. 2.250% due 01/15/2022		1,200	1,230
Asian Development Bank 1.875% due 08/10/2022		800	827
Australia & New Zealand Banking Group Ltd. 0.625% due 02/21/2023	EUR	400	457
Aviation Capital Group LLC 3.875% due 05/01/2023		$1,000	952
Banco Santander Chile 2.700% due 01/10/2025		1,400	1,440
Bank of America Corp.
1.486% due 05/19/2024 •		1,100	1,118
3.550% due 03/05/2024 •		800	855
4.100% due 07/24/2023		700	769
Bank of Nova Scotia 2.375% due 01/18/2023		2,700	2,813
Barclays PLC
0.625% due 11/14/2023 •	EUR	900	1,008
1.822% (US0003M + 1.430%) due 02/15/2023 ~		$700	698
2.852% due 05/07/2026 •		900	938
4.610% due 02/15/2023 •		800	843
BBVA USA
1.045% (US0003M + 0.730%) due 06/11/2021 ~		500	496
3.500% due 06/11/2021		2,635	2,693
BNG Bank NV 2.125% due 12/14/2020		3,000	3,025
BNP Paribas S.A. 3.500% due 03/01/2023		1,000	1,059
Boston Properties LP 3.850% due 02/01/2023		1,300	1,389
Citigroup, Inc.
1.678% due 05/15/2024 •		2,300	2,346
1.681% (US0003M + 0.690%) due 10/27/2022 ~		700	698
Cooperatieve Rabobank UA 3.875% due 09/26/2023		700	765
CPI Property Group S.A. 2.750% due 05/12/2026	EUR	1,000	1,151
Credit Agricole S.A. 2.040% (US0003M + 1.020%) due 04/24/2023 ~		$1,900	1,903
Credit Suisse Group AG 3.574% due 01/09/2023		800	830
Credit Suisse Group Funding Guernsey Ltd. 3.450% due 04/16/2021		900	921
Dexia Credit Local S.A. 2.500% due 01/25/2021		1,400	1,417
Equitable Holdings, Inc. 3.900% due 04/20/2023		1,200	1,285
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,941
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,337
Goldman Sachs Group, Inc.
1.540% (US0003M + 0.780%) due 10/31/2022 ~		900	900
2.876% due 10/31/2022 •		900	923
HAT Holdings LLC 5.250% due 07/15/2024		1,500	1,533
Host Hotels & Resorts LP 3.375% due 12/15/2029		700	670
HSBC France S.A. 0.625% due 12/03/2020	EUR	900	1,015

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

HSBC Holdings PLC 3.033% due 11/22/2023 •		$700	732
ING Bank NV 0.750% due 11/24/2020	EUR	400	451
ING Groep NV 1.400% due 07/01/2026 •(b)		$2,100	2,107
International Bank for Reconstruction & Development 2.250% due 01/17/2023	CAD	2,800	2,151
International Lease Finance Corp. 8.250% due 12/15/2020		$500	512
KEB Hana Bank 3.375% due 01/30/2022		2,100	2,182
Kilroy Realty LP 3.800% due 01/15/2023		800	827
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		4,400	4,575
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		1,300	1,306
2.858% due 03/17/2023 •		800	824
Macquarie Bank Ltd. 1.961% (US0003M + 1.120%) due 07/29/2020 ~		1,000	1,001
Marsh & McLennan Cos., Inc.
1.506% (US0003M + 1.200%) due 12/29/2021 ~		700	700
3.500% due 12/29/2020		600	609
Mizuho Financial Group, Inc.
1.117% (US0003M + 0.790%) due 03/05/2023 ~		1,000	997
1.525% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	754
3.922% due 09/11/2024 •		$900	975
Morgan Stanley 3.737% due 04/24/2024 •		900	971
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300	340
3.450% due 12/04/2023		$1,500	1,649
3.625% due 06/20/2023		1,500	1,631
Nederlandse Waterschapsbank NV 2.125% due 11/15/2021		2,100	2,151
NTT Finance Corp. 1.900% due 07/21/2021		500	506
ORIX Corp. 4.050% due 01/16/2024		900	990
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		2,000	2,123
Private Export Funding Corp. 2.650% due 02/16/2021		1,000	1,015
Reliance Standard Life Global Funding 2.625% due 07/22/2022		900	925
Royal Bank of Canada 3.350% due 10/22/2021		2,300	2,387
Royal Bank of Scotland Group PLC 2.359% due 05/22/2024 •		2,300	2,363
SBA Communications Corp. 4.875% due 09/01/2024		400	411
SL Green Operating Partnership LP
1.366% (US0003M + 0.980%) due 08/16/2021 ~		600	591
3.250% due 10/15/2022		900	897
Sumitomo Mitsui Banking Corp. 2.450% due 10/20/2020		1,700	1,711
Sumitomo Mitsui Financial Group, Inc. 0.934% due 10/11/2024	EUR	900	1,033
Svenska Handelsbanken AB 3.900% due 11/20/2023		$900	999
Swedbank AB 0.250% due 11/07/2022	EUR	400	451
U.S. Bank N.A. 3.400% due 07/24/2023		$700	758
UBS AG 7.625% due 08/17/2022 (e)		900	1,004
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~		600	606
7.830% due 12/04/2023		1,200	1,389
United Overseas Bank Ltd. 1.523% (US0003M + 0.480%) due 04/23/2021 ~		900	899
Westpac Banking Corp. 3.100% due 06/03/2021	AUD	1,600	1,131
			100,428
INDUSTRIALS 7.7%
Apple, Inc. 2.850% due 02/23/2023		$1,200	1,275
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		500	501
3.300% due 03/15/2021		900	915
Conagra Brands, Inc. 3.800% due 10/22/2021		900	936

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

CVS Health Corp. 3.700% due 03/09/2023	1,000	1,075
Danone S.A.
2.077% due 11/02/2021	580	590
2.589% due 11/02/2023	600	632
2.947% due 11/02/2026	872	957
3.000% due 06/15/2022	1,000	1,043
Dell International LLC 4.420% due 06/15/2021	900	925
Discovery Communications LLC 2.950% due 03/20/2023	1,300	1,367
ERAC USA Finance LLC 2.600% due 12/01/2021	300	304
General Mills, Inc. 1.716% (US0003M + 0.540%) due 04/16/2021 ~	500	501
Heathrow Funding Ltd. 4.875% due 07/15/2023	600	617
Hilton Domestic Operating Co., Inc. 4.250% due 09/01/2024	900	876
IHS Markit Ltd. 5.000% due 11/01/2022	1,000	1,074
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023	1,000	1,040
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023	900	982
Komatsu Finance America, Inc.
2.118% due 09/11/2020	500	501
2.437% due 09/11/2022	500	513
Local Initiatives Support Corp. 3.005% due 03/01/2022	700	717
Micron Technology, Inc. 4.640% due 02/06/2024	900	996
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,400	1,425
Moody's Corp. 2.625% due 01/15/2023	800	838
PayPal Holdings, Inc. 2.200% due 09/26/2022	900	932
RELX Capital, Inc. 3.500% due 03/16/2023	1,400	1,494
Ryder System, Inc. 2.875% due 06/01/2022	1,200	1,242
Telefonica Emisiones S.A. 5.462% due 02/16/2021	500	515
		24,783
UTILITIES 5.4%
Avangrid, Inc.
3.150% due 12/01/2024	1,200	1,297
3.200% due 04/15/2025	1,200	1,313
Azure Power Energy Ltd. 5.500% due 11/03/2022	1,000	1,011
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024	900	915
Baltimore Gas & Electric Co. 3.350% due 07/01/2023	1,000	1,069
British Telecommunications PLC 4.500% due 12/04/2023	1,000	1,108
Consolidated Edison, Inc. 2.000% due 05/15/2021	900	911
Electricite de France S.A. 3.625% due 10/13/2025	500	562
Enel Finance International NV 2.650% due 09/10/2024	2,100	2,196
Eversource Energy 2.750% due 03/15/2022	1,200	1,244
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	1,400	1,386
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	1,200	1,231
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/2023	900	947
3.342% due 09/01/2020	100	100
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	900	940
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	800	801

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Vodafone Group PLC 3.750% due 01/16/2024	500	546
		17,577
Total Corporate Bonds & Notes (Cost $139,947)		142,788
MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 2.2%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024	3,000	3,074
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023	1,000	1,002
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021	1,500	1,527
1.949% due 11/01/2022	695	717
1.982% due 11/01/2023	740	773
		7,093
CONNECTICUT 0.4%
Connecticut State General Obligation Notes, Series 2020 2.500% due 07/01/2022	1,300	1,341
Total Municipal Bonds & Notes (Cost $8,256)		8,434
U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
0.518% due 09/25/2042 •	44	44
1.000% due 01/25/2043	18	18
2.891% due 07/01/2042 •	10	10
2.941% due 09/01/2041 •	29	29
2.949% due 05/01/2035 •	4	4
3.091% due 09/01/2040 •	3	3
3.461% due 11/01/2035 •	5	5
3.475% due 11/01/2034 •	3	3
3.500% due 02/25/2043 (a)	989	83
3.511% due 08/01/2029 •	8	8
3.574% due 07/01/2035 •	1	1
3.787% due 11/01/2035 •	11	11
4.334% due 08/01/2035 •	34	36
5.000% due 01/25/2040 - 07/25/2040	236	267
5.242% due 12/25/2042 ~	4	5
5.750% due 10/25/2035	9	10
5.945% due 02/01/2031 •	4	4
7.500% due 07/25/2022	2	2
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	1	1
Freddie Mac
0.635% due 11/15/2030 •	1	1
0.770% due 12/15/2042 •	962	965
0.895% due 10/15/2037 •	47	47
2.000% due 11/15/2026	344	353
2.700% due 08/01/2023	3,600	3,758
2.875% due 04/25/2026	1,900	2,102
2.891% due 02/25/2045 •	22	22
2.939% due 04/25/2029	1,900	2,162
3.231% due 06/01/2035 •	25	26
3.500% due 07/01/2035 •	6	6
4.000% due 06/01/2048	1,245	1,368
4.150% due 08/01/2035 •	20	21
5.000% due 10/01/2033	5	6
6.500% due 07/25/2043	48	60
7.000% due 04/15/2023	1	1
9.384% due 08/15/2044 •	323	419
Ginnie Mae
0.473% due 10/20/2043 •	694	693
0.753% due 04/20/2065 •	159	159
0.763% due 02/20/2067 •	638	637
0.803% due 07/20/2067 •	1,267	1,267
0.883% due 05/20/2066 •	291	291
0.903% due 04/20/2065 •	195	196
0.933% due 03/20/2065 •	912	915
0.953% due 11/20/2065 •	484	487
1.023% due 02/20/2066 •	491	493
1.073% due 10/20/2066 •	822	829
1.476% due 06/20/2065 •	257	256
1.586% due 06/20/2067 •	1,065	1,086
3.000% due 02/20/2032 •	7	7
3.500% due 05/20/2049 - 08/20/2049	3,375	3,629
3.875% due 06/20/2027 - 05/20/2030 •	17	18
4.000% due 06/20/2048	1,923	2,114
5.000% due 02/20/2041 (a)	1	0
5.000% due 08/20/2048 - 10/20/2049	11,388	12,384

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Ginnie Mae, TBA 4.500% due 07/01/2050		7,300	7,794
Uniform Mortgage-Backed Security
2.500% due 07/01/2050		3,200	3,340
3.000% due 03/01/2050		978	1,032
4.000% due 08/01/2047 - 11/01/2048		7,317	7,775
4.500% due 11/01/2048		243	262
5.500% due 01/01/2025 - 02/01/2028		160	169
6.000% due 05/01/2037		1	1
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2050 - 09/01/2050		25,800	26,799
4.500% due 07/01/2050		1,400	1,504
Total U.S. Government Agencies (Cost $84,771)			85,998
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
2.500% due 02/15/2045		1,700	2,097
Total U.S. Treasury Obligations (Cost $2,008)			2,097
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •		6	6
Banc of America Funding Trust 4.012% due 05/25/2035 ~		115	114
Banc of America Mortgage Trust
4.344% due 03/25/2033 ~		136	128
4.493% due 08/25/2034 ~		66	65
Bear Stearns Adjustable Rate Mortgage Trust
3.753% due 02/25/2033 ~		1	1
4.103% due 01/25/2034 ~		7	7
Bear Stearns ALT-A Trust
3.736% due 09/25/2035 ^~		10	8
3.769% due 05/25/2035 ~		37	36
Citigroup Mortgage Loan Trust
0.255% due 01/25/2037 •		45	40
2.570% due 05/25/2035 •		7	7
4.380% due 10/25/2035 •		4	4
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~		15	15
3.793% due 02/20/2036 ^•		47	44
3.819% due 11/25/2034 ~		22	21
Eurosail PLC 1.143% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	949	1,162
First Horizon Alternative Mortgage Securities Trust 2.926% due 01/25/2035 ~		$113	112
FirstMac Mortgage Funding Trust
1.138% due 03/08/2049 •	AUD	372	253
1.388% due 03/08/2049 •		800	549
GMAC Mortgage Corp. Loan Trust 3.985% due 11/19/2035 ~		$11	10
Great Hall Mortgages PLC 0.438% due 06/18/2039 •		122	120
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		500	499
GSR Mortgage Loan Trust
2.906% due 06/25/2034 ~		10	9
4.065% due 09/25/2035 ~		34	34
4.097% due 11/25/2035 ~		43	41
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		28	20
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.465% due 12/25/2035 •		43	39
Prime Mortgage Trust 0.585% due 02/25/2034 •		2	2
RBSSP Resecuritization Trust 3.532% due 12/25/2035 ~		62	62
Structured Adjustable Rate Mortgage Loan Trust
2.904% due 01/25/2035 ^•		37	34
3.765% due 02/25/2034 ~		27	26
Structured Asset Mortgage Investments Trust
0.444% due 07/19/2035 •		14	13
0.445% due 03/25/2037 •		60	30
0.465% due 02/25/2036 ^•		18	17
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	2,261	2,795
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		793	983
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		$11	11
0.475% due 10/25/2045 •		76	74
0.925% due 11/25/2034 •		38	37

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

2.904% due 06/25/2042 •		9	8
Total Non-Agency Mortgage-Backed Securities (Cost $7,939)			7,436
ASSET-BACKED SECURITIES 1.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.295% due 03/25/2035 •		1,300	1,238
Bear Stearns Asset-Backed Securities Trust 1.185% due 10/25/2037 •		61	60
Countrywide Asset-Backed Certificates 0.605% due 01/25/2045 •		255	253
Countrywide Asset-Backed Certificates Trust, Inc. 0.925% due 12/25/2034 •		1,408	1,341
CPS Auto Receivables Trust 3.180% due 06/15/2022		163	163
Edsouth Indenture LLC 1.335% due 09/25/2040 •		67	66
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •		2	1
Gracechurch Card Funding PLC 0.585% due 07/15/2022 •		600	600
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		18	17
Morgan Stanley ABS Capital, Inc. Trust 0.235% due 07/25/2036 •		10	5
NovaStar Mortgage Funding Trust 0.505% due 05/25/2036 •		261	256
Palmer Square Loan Funding Ltd. 1.869% due 07/15/2026 •		270	268
Penarth Master Issuer PLC 0.644% due 09/18/2022 •		600	600
RAAC Trust 0.665% due 03/25/2037 •		17	17
Securitized Asset-Backed Receivables LLC Trust 0.245% due 12/25/2036 ^•		46	14
SLC Student Loan Trust
0.413% due 09/15/2026 •		86	86
0.423% due 03/15/2027 •		150	148
SLM Student Loan Trust
1.081% due 01/26/2026 •		146	146
1.111% due 01/25/2027 •		162	160
1.141% due 10/25/2029 •		355	348
Structured Asset Investment Loan Trust
0.890% due 03/25/2034 •		91	87
1.160% due 10/25/2033 •		19	19
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		20	20
Total Asset-Backed Securities (Cost $5,736)			5,913
SOVEREIGN ISSUES 2.8%
Export Development Canada 1.800% due 09/01/2022	CAD	1,700	1,290
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,902
Japan Bank for International Cooperation 2.375% due 07/21/2022		500	520
Korea International Bond 2.000% due 06/19/2024		1,200	1,252
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		900	902
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	753
2.450% due 03/01/2023		3,000	2,324
Total Sovereign Issues (Cost $8,864)			8,943
SHORT-TERM INSTRUMENTS 39.9%
REPURCHASE AGREEMENTS (f) 16.7%			54,371
U.S. TREASURY BILLS 23.2%
0.148% due 07/23/2020 - 09/10/2020 (c)(d)(h)(j)		$75,500	75,488
Total Short-Term Instruments (Cost $129,856)			129,859
Total Investments in Securities (Cost $387,377)			391,468
Total Investments 120.5% (Cost $387,377)			$391,468
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $(23))			(329)
Other Assets and Liabilities, net (20.4)%			(66,251)
Net Assets 100.0%			$324,888

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.120%	06/30/2020	07/01/2020	$23,700	U.S. Treasury Notes 1.500% due 09/30/2024	$(24,168)	$23,700	$23,700
BPS	0.130	06/30/2020	07/01/2020	10,300	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025	(10,518)	10,300	10,300
FICC	0.000	06/30/2020	07/01/2020	671	U.S. Treasury Notes 2.125% due 05/15/2022	(684)	671	671
JPS	0.120	07/01/2020	07/02/2020	19,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(20,119)	19,700	19,700
Total Repurchase Agreements	$(55,489)	$54,371	$54,371
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Ginnie Mae, TBA	4.000%	07/01/2050	$2,700	$(2,874)	$(2,863)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2050	500	(525)	(526)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	8,100	(8,593)	(8,587)
Total Short Sales (3.7)%	$(11,992)	$(11,976)
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(42) at a weighted average interest rate of 0.140%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	5	$992	$5	$0	$(1)
U.S. Treasury 2-Year Note September Futures	09/2020	584	128,964	14	9	0
U.S. Treasury 5-Year Note September Futures	09/2020	112	14,083	31	0	(3)
$50	$9	$(4)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	156	$(21,711)	$(67)	$24	$0
U.S. Treasury 30-Year Bond September Futures	09/2020	38	(6,785)	(44)	18	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

United Kingdom Long Gilt September Futures	09/2020	29	(4,946)	10	6	(8)
$(101)	$48	$(8)
Total Futures Contracts	$(51)	$57	$(12)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	6-Month JPY-LIBOR	0.100%	Semi-Annual	03/20/2024	JPY	1,270,000	$40	$24	$64	$0	$(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	990,000	(57)	(126)	(183)	5	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	10,000	1	2	3	0	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	45,000	0	(12)	(12)	0	(2)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	45,000	0	(11)	(11)	0	(1)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	310,000	7	(294)	(287)	10	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	40,000	(1)	(71)	(72)	3	0
Total Swap Agreements	$(10)	$(488)	$(498)	$18	$(5)
(h)	Securities with an aggregate market value of $511 and cash of $435 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
CBK	08/2020	JPY	13,800	$129	$1	$0
HUS	07/2020	AUD	3,943	2,658	0	(63)
07/2020	GBP	4,170	5,170	2	0
07/2020	$502	CAD	687	5	0
08/2020	CAD	687	$502	0	(4)
08/2020	EUR	1,030	1,164	6	0
08/2020	$450	EUR	398	0	(3)
MYI	07/2020	3,816	CAD	5,213	24	0
08/2020	CAD	5,213	$3,817	0	(23)
08/2020	EUR	4,715	5,119	0	(184)
SCX	08/2020	GBP	4,170	5,115	0	(53)
TOR	07/2020	CAD	8,723	6,332	0	(93)
07/2020	$2,068	CAD	2,823	11	0
08/2020	CAD	2,823	$2,068	0	(11)
Total Forward Foreign Currency Contracts	$49	$(434)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	$104.563	08/06/2020	3,000	$(13)	$(2)
Total Written Options	$(13)	$(2)
(j)

Securities with an aggregate market value of $293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,428	$0	$100,428
Industrials	0	24,783	0	24,783
Utilities	0	17,577	0	17,577
Municipal Bonds & Notes
California	0	7,093	0	7,093
Connecticut	0	1,341	0	1,341
U.S. Government Agencies	0	85,998	0	85,998
U.S. Treasury Obligations	0	2,097	0	2,097
Non-Agency Mortgage-Backed Securities	0	7,436	0	7,436
Asset-Backed Securities	0	5,913	0	5,913

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Sovereign Issues	0	8,943	0	8,943
Short-Term Instruments
Repurchase Agreements	0	54,371	0	54,371
U.S. Treasury Bills	0	75,488	0	75,488
Total Investments	$0	$391,468	$0	$391,468
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,976)	$0	$(11,976)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	57	18	0	75
Over the counter	0	49	0	49
	$57	$67	$0	$124
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(5)	0	(17)
Over the counter	0	(436)	0	(436)
	$(12)	$(441)	$0	$(453)
Total Financial Derivative Instruments	$45	$(374)	$0	$(329)
Totals	$45	$379,118	$0	$379,163

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		$27,000	$27,000
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		30,100	30,100
Toyota Motor Credit Corp. 1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		7,800	7,764
Total Loan Participations and Assignments (Cost $64,769)			64,864
CORPORATE BONDS & NOTES 27.7%
BANKING & FINANCE 15.1%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		2,600	2,626
4.625% due 10/30/2020		1,056	1,061
Aircastle Ltd. 5.125% due 03/15/2021		600	602
Ally Financial, Inc.
4.250% due 04/15/2021		100	102
7.500% due 09/15/2020		1,700	1,717
Ambac LSNI LLC 6.000% due 02/12/2023 •		924	916
American Express Co.
1.141% (US0003M + 0.600%) due 11/05/2021 ~		21,600	21,669
3.400% due 02/27/2023		4,800	5,139
American Honda Finance Corp. 0.842% (US0003M + 0.450%) due 02/15/2022 ~		7,000	6,986
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		21,400	20,356
1.430% (US0003M + 0.670%) due 07/30/2021 ~		500	472
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		11,600	11,563
1.486% due 05/19/2024 •		19,500	19,825
2.881% due 04/24/2023 •		18,400	19,079
3.550% due 03/05/2024 •		5,100	5,452
4.100% due 07/24/2023		5,500	6,043
Barclays Bank PLC 10.179% due 06/12/2021		1,900	2,055
Barclays PLC
1.822% (US0003M + 1.430%) due 02/15/2023 ~		28,700	28,627
2.558% (US0003M + 2.110%) due 08/10/2021 ~		53,700	54,537
3.250% due 01/12/2021		800	811
3.684% due 01/10/2023		3,500	3,634
BBVA USA 1.045% (US0003M + 0.730%) due 06/11/2021 ~		21,250	21,089
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~		21,300	20,908
Capital One Financial Corp. 1.210% (US0003M + 0.450%) due 10/30/2020 ~		5,600	5,605
Charles Schwab Corp. 2.650% due 01/25/2023		2,100	2,212
CIT Group, Inc. 4.125% due 03/09/2021		500	502
Citibank N.A. 2.844% due 05/20/2022 •		4,600	4,692
Citigroup, Inc.
1.681% (US0003M + 0.690%) due 10/27/2022 ~		25,000	24,936
1.951% (US0003M + 0.960%) due 04/25/2022 ~		900	905
2.700% due 10/27/2022		16,600	17,345
Credit Agricole S.A. 1.907% due 06/16/2026 •		17,200	17,457
Credit Suisse Group Funding Guernsey Ltd.
3.425% (US0003M + 2.290%) due 04/16/2021 ~		15,600	15,844
3.450% due 04/16/2021		1,700	1,740
3.800% due 09/15/2022		700	744
Crown Castle International Corp. 2.250% due 09/01/2021		3,100	3,127
Danske Bank A/S 5.000% due 01/12/2022		20,700	21,779
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	13,500	15,133
1.846% (US0003M + 1.290%) due 02/04/2021 ~		$21,600	21,489
3.150% due 01/22/2021		300	301

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

3.950% due 02/27/2023		600	624
4.250% due 10/14/2021		12,400	12,730
5.000% due 02/14/2022		20,100	20,991
Deutsche Pfandbriefbank AG 3.375% due 11/22/2021		1,200	1,246
Discover Bank 2.450% due 09/12/2024		1,600	1,679
Equitable Holdings, Inc. 3.900% due 04/20/2023		3,955	4,235
FCE Bank PLC 1.875% due 06/24/2021	EUR	1,300	1,433
Federal Realty Investment Trust 3.950% due 01/15/2024		$19,100	20,348
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		6,200	6,151
3.087% due 01/09/2023		4,000	3,811
3.200% due 01/15/2021		1,700	1,683
3.336% due 03/18/2021		5,500	5,461
3.350% due 11/01/2022		700	670
3.470% due 04/05/2021		800	790
3.813% due 10/12/2021		5,820	5,762
3.937% (US0003M + 2.550%) due 01/07/2021 ~		24,500	24,136
4.250% due 09/20/2022		1,882	1,852
5.085% due 01/07/2021		6,700	6,710
5.596% due 01/07/2022		8,500	8,590
5.750% due 02/01/2021		8,000	8,067
General Motors Financial Co., Inc.
1.041% (US0003M + 0.540%) due 11/06/2020 ~		21,600	21,515
1.601% (US0003M + 1.100%) due 11/06/2021 ~		500	495
2.170% (US0003M + 0.850%) due 04/09/2021 ~		1,200	1,193
2.450% due 11/06/2020		1,400	1,402
2.861% (US0003M + 1.550%) due 01/14/2022 ~		2,100	2,087
3.200% due 07/13/2020		3,900	3,902
3.700% due 11/24/2020		3,349	3,367
5.200% due 03/20/2023		7,300	7,816
Goldman Sachs Group, Inc.
1.110% (US0003M + 0.750%) due 02/23/2023 ~		7,000	6,970
1.540% (US0003M + 0.780%) due 10/31/2022 ~		3,100	3,100
1.562% (US0003M + 1.170%) due 05/15/2026 ~		200	199
1.963% (US0003M + 1.600%) due 11/29/2023 ~		18,500	18,861
2.876% due 10/31/2022 •		8,800	9,025
HAT Holdings LLC
5.250% due 07/15/2024		700	715
6.000% due 04/15/2025		4,000	4,197
HSBC Bank Canada 0.950% due 05/14/2023		5,000	5,036
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		6,300	6,311
1.933% (US0003M + 0.890%) due 07/23/2024 ~		13,000	13,027
Kilroy Realty LP 3.800% due 01/15/2023		1,200	1,240
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		2,100	2,109
2.858% due 03/17/2023 •		1,900	1,958
Logicor Financing SARL 1.500% due 11/14/2022	EUR	21,800	24,788
Macquarie Bank Ltd. 1.961% (US0003M + 1.120%) due 07/29/2020 ~		$56,200	56,259
Metropolitan Life Global Funding 0.950% due 07/02/2025 (c)		23,500	23,554
Mitsubishi UFJ Financial Group, Inc. 1.084% (US0003M + 0.740%) due 03/02/2023 ~		43,400	43,237
Mizuho Financial Group, Inc.
1.117% (US0003M + 0.790%) due 03/05/2023 ~		21,300	21,225
1.525% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	19,746
Morgan Stanley
1.668% (US0003M + 1.220%) due 05/08/2024 ~		$5,800	5,844
2.420% (US0003M + 1.400%) due 10/24/2023 ~		2,000	2,022
Nissan Motor Acceptance Corp.
0.936% (US0003M + 0.630%) due 09/21/2021 ~		12,973	12,470
1.900% due 09/14/2021		1,100	1,081
1.961% (US0003M + 0.650%) due 07/13/2022 ~		5,950	5,541
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		15,000	15,011
PNC Bank N.A. 1.548% (US0003M + 0.450%) due 07/22/2022 ~		10,000	10,024
Public Storage 2.370% due 09/15/2022		1,600	1,660
Royal Bank of Scotland Group PLC
2.359% due 05/22/2024 •		12,200	12,534
2.500% due 03/22/2023	EUR	1,300	1,522
Santander Holdings USA, Inc. 3.244% due 10/05/2026		$3,100	3,225
Santander UK Group Holdings PLC 2.875% due 08/05/2021		800	819

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Santander UK PLC
0.970% (US0003M + 0.620%) due 06/01/2021 ~	14,550	14,599
1.052% (US0003M + 0.660%) due 11/15/2021 ~	31,300	31,474
Simon Property Group LP 2.500% due 09/01/2020	1,200	1,201
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~	7,600	7,490
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	2,200	2,210
Springleaf Finance Corp.
6.125% due 05/15/2022	12,075	12,335
7.750% due 10/01/2021	200	209
8.250% due 12/15/2020	900	930
Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~	4,400	4,411
2.285% (US0003M + 1.150%) due 01/20/2023 ~	20,200	20,226
2.744% due 09/10/2022 •	16,300	16,491
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025 (c)	23,100	23,124
Synchrony Bank 3.650% due 05/24/2021	21,800	22,155
UBS AG 7.625% due 08/17/2022 (h)	2,800	3,124
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~	21,250	21,467
7.830% due 12/04/2023	45,200	52,331
Wells Fargo & Co.
1.378% (US0003M + 0.930%) due 02/11/2022 ~	2,300	2,307
1.654% due 06/02/2024 •	23,400	23,789
		1,181,009
INDUSTRIALS 9.4%
AbbVie, Inc.
0.841% (US0003M + 0.460%) due 11/19/2021 ~	4,600	4,598
2.150% due 11/19/2021	29,100	29,646
2.300% due 11/21/2022	21,100	21,821
3.375% due 11/14/2021	11,220	11,617
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	21,900	21,876
1.323% (US0003M + 1.010%) due 12/15/2023 ~	2,300	2,299
3.500% due 06/25/2021	2,600	2,664
BMW Finance NV 2.250% due 08/12/2022	28,900	29,843
BMW U.S. Capital LLC 3.450% due 04/12/2023	1,000	1,060
Boston Scientific Corp. 3.375% due 05/15/2022	4,100	4,289
BP Capital Markets America, Inc. 2.520% due 09/19/2022	1,600	1,663
Broadcom, Inc.
2.250% due 11/15/2023	23,400	24,197
4.250% due 04/15/2026	1,200	1,337
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~	15,200	15,217
Charter Communications Operating LLC 4.464% due 07/23/2022	14,100	15,039
Chevron Corp.
1.141% due 05/11/2023	49,700	50,577
1.554% due 05/11/2025	16,200	16,652
Cigna Corp.
2.109% (US0003M + 0.890%) due 07/15/2023 ~	2,100	2,112
3.400% due 09/17/2021	500	517
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~	10,900	10,907
3.800% due 10/22/2021	6,597	6,859
Constellation Brands, Inc. 1.092% (US0003M + 0.700%) due 11/15/2021 ~	17,800	17,803
CVS Health Corp. 3.700% due 03/09/2023	8,700	9,352
D.R. Horton, Inc. 2.550% due 12/01/2020	1,600	1,612
Daimler Finance North America LLC
0.865% (US0003M + 0.430%) due 02/12/2021 ~	6,000	5,976
1.106% (US0003M + 0.550%) due 05/04/2021 ~	21,300	21,192
1.238% (US0003M + 0.880%) due 02/22/2022 ~	13,000	12,869
3.875% due 09/15/2021	4,800	4,949
Danone S.A.
2.077% due 11/02/2021	7,200	7,330
2.947% due 11/02/2026	6,251	6,860
Dell International LLC 4.420% due 06/15/2021	5,780	5,942
eBay, Inc. 2.600% due 07/15/2022	3,000	3,103
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	4,500	4,476

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		400	399
FedEx Corp. 3.400% due 01/14/2022		4,500	4,683
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		20,600	20,324
General Mills, Inc. 6.610% due 10/15/2022		15,000	15,267
General Motors Co. 5.400% due 10/02/2023 (i)		15,600	16,912
Hasbro, Inc. 2.600% due 11/19/2022		2,200	2,278
Heathrow Funding Ltd. 4.875% due 07/15/2023		300	308
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~		1,900	1,897
Hyundai Capital America 1.108% due 09/18/2020 •		21,100	21,056
IHS Markit Ltd. 5.000% due 11/01/2022		900	966
Imperial Brands Finance PLC
3.500% due 02/11/2023		500	519
3.750% due 07/21/2022		1,300	1,358
Komatsu Finance America, Inc. 2.118% due 09/11/2020		880	882
Leidos, Inc. 2.950% due 05/15/2023		8,200	8,578
Marathon Oil Corp. 2.800% due 11/01/2022		2,400	2,403
Marriott International, Inc. 0.950% (US0003M + 0.600%) due 12/01/2020 ~		21,500	21,405
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		11,300	11,328
Microchip Technology, Inc. 3.922% due 06/01/2021		400	408
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,000	1,018
Mylan NV 3.150% due 06/15/2021		2,300	2,348
NXP BV
4.125% due 06/01/2021		1,300	1,339
4.625% due 06/15/2022		12,100	12,894
Occidental Petroleum Corp.
1.842% (US0003M + 1.450%) due 08/15/2022 ~		7,200	6,627
2.700% due 08/15/2022		1,000	933
Origin Energy Finance Ltd. 5.450% due 10/14/2021		9,721	10,192
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		6,095	6,130
PayPal Holdings, Inc. 2.200% due 09/26/2022		8,200	8,491
Penske Truck Leasing Co. LP 3.650% due 07/29/2021		1,800	1,843
Pernod Ricard S.A. 5.750% due 04/07/2021		3,852	4,002
Phillips 66 0.960% (US0003M + 0.600%) due 02/26/2021 ~		300	300
Reynolds American, Inc. 4.000% due 06/12/2022		900	951
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,600	3,677
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		7,900	8,115
Spirit AeroSystems, Inc. 1.113% (US0003M + 0.800%) due 06/15/2021 ~		1,400	1,304
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		250	253
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		1,100	1,122
Sysco Corp. 5.650% due 04/01/2025		2,000	2,342
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		13,600	14,202
Teva Pharmaceutical Finance Netherlands BV 0.375% due 07/25/2020	EUR	3,804	4,264
Time Warner Cable LLC
4.000% due 09/01/2021		$1,100	1,130
4.125% due 02/15/2021		600	607
Tyson Foods, Inc. 0.824% (US0003M + 0.450%) due 08/21/2020 ~		5,100	5,101
Viterra, Inc. 5.950% due 08/01/2020		3,600	3,615
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~		300	299
1.375% (US0003M + 0.940%) due 11/12/2021 ~		25,800	25,726
2.900% due 05/13/2022		11,700	12,089

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

3.125% due 05/12/2023		11,700	12,314
3.875% due 11/13/2020		25,800	26,046
4.000% due 11/12/2021		27,000	28,121
Volkswagen International Finance NV 1.288% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	3,000	3,326
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		$2,700	2,700
Woodside Finance Ltd. 4.600% due 05/10/2021		7,700	7,840
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~		4,900	4,900
3.150% due 04/01/2022		711	738
			734,124
SPECIALTY FINANCE 0.2%
CIMIC Group Ltd. 0.000% due 10/06/2020 «(f)(i)		18,500	18,311
UTILITIES 3.0%
Ameren Corp. 2.700% due 11/15/2020		2,600	2,616
American Electric Power Co., Inc. 3.650% due 12/01/2021		8,000	8,347
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		37,200	37,392
2.169% (US0003M + 0.950%) due 07/15/2021 ~		17,110	17,252
4.000% due 01/15/2022		2,100	2,206
BG Energy Capital PLC 4.000% due 10/15/2021		2,692	2,792
British Transco International Finance BV 0.000% due 11/04/2021 (f)		3,100	3,062
Duke Energy Florida LLC 0.610% (US0003M + 0.250%) due 11/26/2021 ~		6,300	6,298
Enel Finance International NV
2.650% due 09/10/2024		18,600	19,452
2.875% due 05/25/2022		6,164	6,379
Entergy Arkansas LLC 3.750% due 02/15/2021		1,800	1,824
National Rural Utilities Cooperative Finance Corp. 0.683% (US0003M + 0.375%) due 06/30/2021 ~		400	401
NextEra Energy Capital Holdings, Inc.
1.080% (US0003M + 0.720%) due 02/25/2022 ~		20,400	20,516
1.950% due 09/01/2022		15,200	15,641
2.800% due 01/15/2023		800	842
3.342% due 09/01/2020		10,000	10,050
Pacific Gas and Electric Co. 1.795% (US0003M + 1.480%) due 06/16/2022 ~		16,500	16,528
Sempra Energy
0.763% (US0003M + 0.450%) due 03/15/2021 ~		21,100	21,138
1.719% (US0003M + 0.500%) due 01/15/2021 ~		9,600	9,602
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~		14,500	14,501
Telstra Corp. Ltd. 3.125% due 04/07/2025		1,000	1,085
Verizon Communications, Inc. 1.321% (US0003M + 1.000%) due 03/16/2022 ~		13,200	13,380
			231,304
Total Corporate Bonds & Notes (Cost $2,138,201)			2,164,748
U.S. GOVERNMENT AGENCIES 35.0%
Fannie Mae
0.228% due 12/25/2036 •		423	420
0.305% due 06/25/2034 •		111	110
0.435% due 01/25/2037 •		5	5
0.485% due 03/25/2037 •		682	678
0.535% due 03/25/2037 - 03/25/2044 •		526	525
0.545% due 03/25/2037 •		39	39
0.565% due 07/25/2037 •		922	922
0.585% due 06/25/2032 - 10/25/2040 •		1,839	1,840
0.635% due 12/25/2040 •		18	18
0.655% due 07/25/2037 •		11	11
0.685% due 08/25/2037 - 06/25/2039 •		4,258	4,263
0.835% due 12/25/2037 •		1,241	1,252
0.855% due 03/25/2038 •		39	39
0.935% due 03/25/2038 - 01/25/2040 •		662	672
1.000% due 01/25/2043		1,269	1,239
1.035% due 02/25/2040 •		679	693
2.500% due 05/25/2028 (a)		8,741	490
2.633% due 06/01/2035 •		183	184
2.657% due 03/01/2035 •		97	98
2.891% due 07/01/2042 - 07/01/2044 •		354	356
2.904% due 05/01/2035 •		477	486

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

2.941% due 09/01/2041 •	32	32
2.949% due 05/01/2035 •	142	144
3.091% due 10/01/2030 - 11/01/2039 •	377	373
3.279% due 03/01/2035 •	1,090	1,118
3.423% due 01/01/2035 •	786	819
3.475% due 11/01/2034 •	117	118
3.544% due 10/01/2034 •	274	277
3.574% due 07/01/2035 •	164	165
3.575% due 04/01/2034 •	164	165
3.675% due 03/01/2035 •	58	58
3.703% due 03/01/2024 •	14	14
3.714% due 10/01/2024 •	43	43
3.753% due 07/01/2035 •	709	719
3.810% due 09/01/2032 •	185	187
3.819% due 12/01/2033 •	71	71
3.824% due 08/01/2035 •	705	732
3.875% due 04/01/2024 •	11	11
3.878% due 06/01/2035 •	71	72
3.968% due 09/01/2035 •	412	414
4.030% due 10/01/2035 •	834	849
4.037% due 11/01/2035 •	8	8
4.085% due 01/01/2024 •	15	15
4.127% due 12/01/2036 •	15	16
4.176% due 09/01/2035 •	12	12
4.250% due 05/25/2033	334	358
4.296% due 02/01/2028 •	27	27
4.334% due 08/01/2035 •	225	237
4.424% due 08/01/2029 •	165	166
4.470% due 11/01/2027 •	6	6
4.495% due 01/01/2028 •	3	4
4.518% due 02/01/2028 •	1	1
5.000% due 04/25/2033	2,830	3,230
5.030% due 09/01/2034 •	8	9
5.242% due 12/25/2042 ~	960	1,062
5.500% due 08/25/2034	820	936
5.866% due 10/25/2042 •(a)	24,945	5,299
5.966% due 11/25/2042 •(a)	35,318	4,964
6.466% due 01/25/2042 •(a)	2,417	445
6.500% due 07/25/2023 - 09/01/2033	1,453	1,725
7.000% due 04/01/2034	15	18
7.552% due 01/25/2043 •	5,019	6,104
8.000% due 11/25/2023	1	2
9.000% due 03/25/2021 - 04/25/2021	1	2
Federal Housing Administration 7.430% due 09/01/2023 - 10/01/2023	7	8
Freddie Mac
0.315% due 08/25/2031 •	799	797
0.325% due 09/25/2031 •	1,376	1,364
0.515% due 02/15/2037 •	41	41
0.525% due 02/15/2037 •	47	46
0.585% due 05/15/2037 •	12	12
0.635% due 11/15/2030 - 12/15/2031 •	38	38
0.705% due 05/15/2036 •	16	16
0.735% due 01/15/2042 •	30	30
1.035% due 12/15/2039 •	1	1
1.040% due 01/15/2038 •	3,299	3,351
2.000% due 11/15/2026	28,651	29,397
2.829% due 05/01/2037 •	13	13
2.904% due 07/25/2044 •	2,092	2,174
3.000% due 03/15/2027 - 05/15/2027 (a)	14,695	897
3.000% due 03/15/2041	1,936	1,970
3.139% due 05/15/2040 (a)(b)	6,947	7,455
3.475% due 04/01/2035 •	175	177
3.500% due 07/01/2035 •	6	6
3.500% due 02/01/2047 - 06/01/2047	19,139	20,809
3.570% due 08/01/2035 •	915	960
3.625% due 03/01/2035 - 04/01/2035 •	552	559
3.725% due 03/01/2035 •	160	162
3.738% due 03/01/2035 •	96	97
3.937% due 10/01/2035 •	630	662
3.990% due 11/01/2023 •	3	3
3.997% due 01/01/2024 •	2	2
4.000% due 01/15/2024 (a)	95	5
4.023% due 08/15/2032 ~	10	10
4.087% due 12/01/2022 •	5	5
4.108% due 10/01/2027 •	7	7
4.116% due 10/01/2023 •	11	11
4.142% due 07/01/2027 •	6	6
4.147% due 06/01/2024 •	3	3
4.167% due 04/01/2035 •	333	335
4.190% due 02/01/2037 •	11	12
4.233% due 09/01/2023 •	1	1
5.500% due 07/15/2034	531	607
5.765% due 08/15/2043 •(a)	44,697	8,978
6.000% due 12/15/2028 - 07/15/2029	29	33
6.285% due 07/15/2036 •(a)	1,522	310

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

6.500% due 03/15/2029 - 07/25/2043	10,266	12,659
6.965% due 08/15/2036 •(a)	4,433	964
7.000% due 01/01/2030 - 04/01/2032	9	11
7.500% due 07/15/2030	54	65
8.000% due 04/15/2021 - 12/01/2024	11	11
8.500% due 07/01/2024 - 11/01/2025	54	57
9.000% due 12/15/2020 - 08/01/2022	1	1
9.384% due 08/15/2044 •	13,951	18,056
Ginnie Mae
0.903% due 03/20/2065 •	9,700	9,719
1.103% due 05/20/2066 •	3,699	3,734
1.203% due 04/20/2066 •	5,024	5,092
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	181	186
3.000% due 01/20/2027 - 02/20/2032 •	1,179	1,225
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	291	299
3.125% due 11/20/2026 - 12/20/2027 •	71	71
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~	305	310
3.250% due 07/20/2027 - 07/20/2034 •	173	180
3.875% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2026 ~	145	147
3.875% due 04/20/2027 - 05/20/2030 •	97	101
4.500% due 06/20/2048 - 02/20/2049	94,171	101,067
5.000% due 02/20/2041 (a)	68	2
5.000% due 01/20/2049 - 10/20/2049	260,095	282,775
Ginnie Mae, TBA
4.500% due 07/01/2050	104,600	111,677
5.000% due 07/01/2050	600	652
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 12/01/2047	330,962	361,483
4.000% due 10/01/2047 - 02/01/2049	502,760	533,717
4.500% due 05/01/2023 - 11/01/2048	11,555	12,550
5.000% due 08/01/2025 - 08/01/2040	896	985
5.500% due 06/01/2021 - 01/01/2030	4,651	5,118
6.000% due 01/01/2021 - 01/01/2039	5,708	6,381
6.500% due 02/01/2022 - 03/01/2038	563	655
8.000% due 04/01/2030 - 11/01/2031	336	407
8.500% due 04/01/2025	20	22
9.500% due 07/01/2025 - 11/01/2025	28	31
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2050 - 09/01/2050	821,400	854,613
4.000% due 07/01/2050	203,760	215,914
4.500% due 07/01/2035 - 07/01/2050	48,950	52,601
5.500% due 08/01/2050	8,000	8,801
Vendee Mortgage Trust 6.500% due 05/15/2029	6,409	7,416
Total U.S. Government Agencies (Cost $2,669,739)		2,736,492
U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)	46,900	57,862
U.S. Treasury Inflation Protected Securities (g)
0.500% due 04/15/2024 (m)	9,304	9,790
Total U.S. Treasury Obligations (Cost $65,042)		67,652
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
ABN Amro Mortgage Corp. 5.500% due 01/25/2034	73	75
American Home Mortgage Assets Trust 0.725% due 11/25/2035 •	721	703
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	8,497	8,461
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	4,830	4,866
Banc of America Funding Trust
0.430% due 05/20/2035 •	970	961
4.012% due 05/25/2035 ~	130	128
4.217% due 02/20/2036 ~	593	562
5.500% due 09/25/2035	672	707
Banc of America Mortgage Trust
3.709% due 02/25/2035 ~	130	127
4.089% due 09/25/2035 ^~	2,328	2,126
4.292% due 05/25/2033 ~	17	17
6.500% due 10/25/2031	329	348
BCAP LLC Trust
0.668% due 05/26/2035 •	390	382
2.531% due 11/26/2046 •	1,452	1,451
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	11	11
3.345% due 03/25/2035 ~	1	1
3.737% due 01/25/2035 ~	456	439
3.753% due 02/25/2033 ~	100	88
3.844% due 08/25/2033 ~	109	107
3.921% due 08/25/2035 ^~	1,381	1,214
3.967% due 02/25/2033 ~	44	42
4.016% due 04/25/2033 ~	368	372

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

4.039% due 08/25/2035 ^~		9,315	8,802
4.103% due 01/25/2034 ~		10	10
4.178% due 10/25/2036 ^~		399	384
4.377% due 01/25/2035 ~		3	3
4.503% due 08/25/2033 ~		316	309
Bear Stearns ALT-A Trust
3.457% due 04/25/2035 ~		3,088	3,011
3.736% due 09/25/2035 ^~		1,516	1,191
3.769% due 05/25/2035 ~		499	486
3.848% due 09/25/2034 ~		304	306
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~		3,140	2,595
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.465% due 01/25/2035 •		346	337
Citigroup Mortgage Loan Trust
3.941% due 03/25/2036 ^~		3,007	2,811
4.023% due 03/25/2034 ~		386	380
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •		20	20
Countrywide Alternative Loan Trust 0.585% due 06/25/2036 ^•		478	209
Countrywide Home Loan Mortgage Pass-Through Trust 3.793% due 02/20/2036 ^•		7,016	6,616
Credit Suisse First Boston Mortgage Securities Corp.
1.633% due 03/25/2032 ~		412	373
5.220% due 06/25/2032 ~		41	40
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.917% due 10/25/2033 ~		50	50
Credit Suisse Mortgage Capital Trust 4.030% due 07/25/2050		48,432	47,722
EMF-NL Prime BV 0.457% due 04/17/2041 •	EUR	3,000	2,425
Eurosail PLC
0.353% due 03/13/2045 •	GBP	764	933
0.362% due 12/10/2044 •		246	302
1.143% (BP0003M + 0.950%) due 06/13/2045 ~		5,840	7,152
First Horizon Alternative Mortgage Securities Trust
3.452% due 09/25/2034 ~		$80	78
3.550% due 09/25/2035 ^~		294	275
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	688	763
0.438% due 06/18/2039 •		$7,436	7,286
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		26,000	25,954
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)		10,333	376
GSR Mortgage Loan Trust
3.699% due 07/25/2035 ~		628	471
4.065% due 09/25/2035 ~		363	361
4.121% due 09/25/2035 ~		3,707	3,708
4.148% due 09/25/2035 ~		44	43
6.000% due 03/25/2032		36	39
HarborView Mortgage Loan Trust 3.653% due 07/19/2035 ^~		2,206	1,842
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	85,480	105,892
IndyMac Mortgage Loan Trust 0.395% due 05/25/2046 •		$1,668	1,524
JPMorgan Chase Commercial Mortgage Securities Trust 1.731% due 05/15/2045 ~(a)		25,339	551
JPMorgan Mortgage Trust
3.632% due 04/25/2037 ^~		320	259
3.995% due 07/25/2035 ~		108	105
4.187% due 08/25/2035 ^~		2,237	2,017
MASTR Adjustable Rate Mortgages Trust 4.088% due 11/21/2034 ~		93	93
MASTR Alternative Loan Trust 4.500% due 11/25/2021		3	3
Morgan Stanley Mortgage Loan Trust
0.445% due 04/25/2035 •		2,623	2,571
0.505% due 01/25/2035 •		415	391
3.018% due 08/25/2034 ~		267	264
5.500% due 11/25/2035		1,842	1,813
MortgageIT Trust 0.825% due 02/25/2035 •		392	383
Newgate Funding PLC 0.242% due 12/15/2050 •	EUR	1,434	1,551
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.465% due 12/25/2035 •		$3,527	3,241
Pepper Residential Securities Trust 1.140% due 08/13/2057 •	AUD	2,095	1,445
Prime Mortgage Trust 0.585% due 02/25/2034 •		$349	331
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	23,394	28,891

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust 3.765% due 02/25/2034 ~		$32	31
Structured Asset Mortgage Investments Trust
0.445% due 03/25/2037 •		60	30
0.465% due 02/25/2036 ^•		1,926	1,757
0.854% due 09/19/2032 •		634	611
6.473% due 06/25/2029 ~		55	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.234% due 06/25/2033 ~		33	32
SunTrust Adjustable Rate Mortgage Loan Trust 4.018% due 01/25/2037 ^~		1,170	1,038
Thornburg Mortgage Securities Trust
3.514% due 12/25/2045 ^•		3,571	3,396
4.009% due 10/25/2045 •		7,762	7,191
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	49,663	61,380
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		37,527	46,509
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		$57	56
0.925% due 11/25/2034 •		2,613	2,524
2.504% due 08/25/2046 •		50	47
2.904% due 06/25/2042 •		468	434
3.709% due 01/25/2036 ~		147	143
6.000% due 06/25/2034		872	962
Washington Mutual Mortgage Pass-Through Certificates Trust 3.202% due 02/25/2033 ~		19	18
Wells Fargo Commercial Mortgage Trust 1.907% due 10/15/2045 ~(a)		76,115	2,377
Wells Fargo-RBS Commercial Mortgage Trust 1.477% due 03/15/2044 ~(a)		93,635	653
Total Non-Agency Mortgage-Backed Securities (Cost $450,860)			431,418
ASSET-BACKED SECURITIES 6.5%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.635% due 10/25/2035 •		3,854	3,823
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.685% due 09/25/2035 •		4,750	4,742
Asset-Backed Securities Corp. Home Equity Loan Trust 0.705% due 06/15/2031 •		4	4
Bear Stearns Asset-Backed Securities Trust
1.185% due 10/25/2037 •		4,479	4,458
1.185% due 11/25/2042 •		351	334
1.985% due 03/25/2043 •		1,287	1,290
Cent CLO Ltd. 2.289% due 10/15/2026 •		21,600	21,335
Centex Home Equity Loan Trust 0.805% due 09/25/2034 •		1,566	1,521
Chesapeake Funding LLC
0.555% due 08/15/2030 •		9,765	9,594
3.230% due 08/15/2030		8,345	8,505
Countrywide Asset-Backed Certificates 0.605% due 01/25/2045 •		6,631	6,578
Countrywide Asset-Backed Certificates Trust, Inc. 0.905% due 07/25/2034 •		1,919	1,870
Countrywide Asset-Backed Certificates, Inc. 0.935% due 03/25/2034 •		1,068	1,060
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		12,990	12,807
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		22,685	22,492
Edsouth Indenture LLC 1.335% due 09/25/2040 •		5,777	5,763
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		13,444	13,710
EquiFirst Mortgage Loan Trust 0.665% due 01/25/2034 •		260	245
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		21,615	21,333
Evergreen Credit Card Trust 1.900% due 09/15/2024		23,600	24,228
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		5,625	5,622
First Franklin Mortgage Loan Asset-Backed Certificates 1.010% due 05/25/2034 •		1,775	1,730
First Franklin Mortgage Loan Trust 0.860% due 06/25/2036 •		737	734
First NLC Trust 0.890% due 12/25/2035 •		1,802	1,788
Ford Credit Auto Owner Trust 2.440% due 01/15/2027		8,400	8,406
Fremont Home Loan Trust 0.245% due 01/25/2037 •		213	108
Gallatin CLO Ltd. 2.159% due 01/21/2028 •		21,433	21,117

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

GMF Floorplan Owner Revolving Trust 3.130% due 03/15/2023		22,300	22,626
Gracechurch Card Funding PLC 0.585% due 07/15/2022 •		20,500	20,505
GSAMP Trust
0.255% due 12/25/2036 •		1,695	927
1.055% due 11/25/2034 •		2,326	2,254
Hertz Fleet Lease Funding LP 0.677% due 05/10/2032 •		10,590	10,550
Home Equity Asset Trust 0.465% due 08/25/2036 •		13,931	13,672
HSI Asset Securitization Corp. Trust 0.235% due 10/25/2036 •		37	19
M360 Advisors LLC 4.395% due 07/24/2028		5,699	5,695
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		2,271	2,217
Mid-State Trust 4.864% due 07/15/2038		188	202
MMAF Equipment Finance LLC 2.920% due 07/12/2021		1,299	1,301
Morgan Stanley ABS Capital, Inc. Trust 0.890% due 12/25/2034 •		541	484
Morgan Stanley IXIS Real Estate Capital Trust 0.235% due 11/25/2036 •		16	7
New Century Home Equity Loan Trust
0.515% due 02/25/2036 •		5,648	5,598
0.905% due 03/25/2035 •		2,002	1,855
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.675% due 05/25/2035 •		1,785	1,771
NovaStar Mortgage Funding Trust 0.505% due 05/25/2036 •		4,044	3,955
Option One Mortgage Loan Trust 0.920% due 08/25/2035 •		1,985	1,956
Oscar U.S. Funding Trust LLC
0.647% due 08/10/2021 •		454	454
3.150% due 08/10/2021		348	348
Palmer Square CLO Ltd. 1.242% due 08/15/2026 •		10,785	10,712
Palmer Square Loan Funding Ltd. 1.292% due 11/15/2026 •		14,166	14,006
Penarth Master Issuer PLC 0.644% due 09/18/2022 •		13,600	13,591
RAAC Trust
0.665% due 03/25/2037 •		872	873
0.885% due 03/25/2034 •		146	144
Renaissance Home Equity Loan Trust 0.885% due 08/25/2032 •		40	36
Residential Asset Securities Corp. Trust
0.860% due 09/25/2035 •		261	262
0.980% due 01/25/2035 •		389	386
1.010% due 07/25/2034 •		1,305	1,262
Saxon Asset Securities Trust
0.505% due 09/25/2047 •		1,977	1,969
0.980% due 03/25/2035 ^•		1,143	1,097
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•		3,215	980
0.315% due 05/25/2037 ^•		587	470
SLC Student Loan Trust
0.413% due 09/15/2026 •		4,733	4,729
0.423% due 03/15/2027 •		7,853	7,768
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	92	103
0.192% due 12/15/2033 •		961	1,034
1.081% due 01/26/2026 •		$4,247	4,222
1.111% due 01/25/2027 •		3,551	3,501
1.141% due 10/25/2029 •		18,095	17,762
Sound Point CLO Ltd. 2.025% due 01/20/2028 •		9,526	9,440
Soundview Home Loan Trust 0.245% due 11/25/2036 •		1,310	502
South Carolina Student Loan Corp. 1.350% due 09/03/2024 •		1,354	1,329
Structured Asset Investment Loan Trust
0.890% due 03/25/2034 •		3,910	3,749
0.905% due 02/25/2035 •		1,829	1,838
1.085% due 09/25/2034 •		132	126
1.160% due 10/25/2033 •		1,676	1,668
Structured Asset Securities Corp. 0.845% due 02/25/2035 •		760	753
Structured Asset Securities Corp. Mortgage Loan Trust 0.860% due 11/25/2035 •		1,115	1,117
TICP CLO Ltd. 1.975% due 04/20/2028 •		25,479	24,843
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		13,258	13,214

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

2.900% due 10/25/2059 ~		5,416	5,710
TPG Real Estate Finance 1.344% due 10/15/2034 •		15,200	14,840
Upstart Securitization Trust 2.684% due 01/21/2030		16,748	16,850
WhiteHorse Ltd. 2.065% due 04/17/2027 •		5,626	5,592
Zais CLO Ltd. 2.369% due 04/15/2028 •		20,944	20,743
Total Asset-Backed Securities (Cost $506,686)			508,814
SOVEREIGN ISSUES 2.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (f)	BRL	936,700	169,506
Provincia de Buenos Aires 28.192% due 04/12/2025	ARS	28,931	214
Qatar Government International Bond
2.375% due 06/02/2021		$6,500	6,592
3.875% due 04/23/2023		9,100	9,781
Total Sovereign Issues (Cost $192,726)			186,093
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		572	0
Total Common Stocks (Cost $606)			0
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(d)		428,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.8%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~		$25,000	25,033
REPURCHASE AGREEMENTS (j) 5.2%			407,433
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	7,741	75
U.S. TREASURY BILLS 13.4%
0.158% due 07/09/2020 - 10/01/2020 (e)(f)(m)(o)		$1,049,000	1,048,746
U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
0.133% due 09/22/2020 - 09/29/2020 (e)(f)(m)(o)		71,000	70,979
Total Short-Term Instruments (Cost $1,552,173)			1,552,266
Total Investments in Securities (Cost $7,640,802)			7,712,347
		SHARES
INVESTMENTS IN AFFILIATES 18.4%
SHORT-TERM INSTRUMENTS 18.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.4%
PIMCO Short Asset Portfolio		105,362,080	1,050,987
PIMCO Short-Term Floating NAV Portfolio III		39,405,324	388,497

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $1,429,894)	1,439,484
Total Investments in Affiliates (Cost $1,429,894)	1,439,484
Total Investments 117.0% (Cost $9,070,696)	$9,151,831
Financial Derivative Instruments (l)(n) 0.4%(Cost or Premiums, net $(133))	28,258
Other Assets and Liabilities, net (17.4)%	(1,360,342)
Net Assets 100.0%	$7,819,747

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	10/06/2020	06/26/2020	$18,311	$18,311	0.23%
General Motors Co.	5.400	10/02/2023	05/07/2020	15,585	16,912	0.22
$33,896	$35,223	0.45%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.120%	06/30/2020	07/01/2020	$122,400	U.S. Treasury Notes 1.500% due 09/30/2024	$(124,817)	$122,400	$122,401
0.120	07/01/2020	07/02/2020	60,200	U.S. Treasury Notes 1.250% due 08/31/2024	(61,410)	60,200	60,200
0.130	06/25/2020	07/02/2020	90,000	U.S. Treasury Bonds 2.875% - 3.125% due 08/15/2045 - 05/15/2048	(92,348)	90,000	90,002
FICC	0.000	06/30/2020	07/01/2020	5,633	U.S. Treasury Notes 1.875% due 04/30/2022	(5,746)	5,633	5,633
JPS	0.100	06/30/2020	07/01/2020	16,800	U.S. Treasury Notes 0.250% due 06/30/2025	(17,154)	16,800	16,800
RDR	0.120	06/30/2020	07/01/2020	36,500	U.S. Treasury Notes 1.500% - 1.875% due 11/30/2021 - 02/28/2022	(37,277)	36,500	36,500
SCX	0.120	07/01/2020	07/02/2020	75,900	U.S. Treasury Bonds 3.375% due 05/15/2044	(77,017)	75,900	75,900
Total Repurchase Agreements	$(415,769)	$407,433	$407,436
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (18.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2050	$181,299	$(189,329)	$(189,167)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2050	242,101	(254,970)	(254,644)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2050	289,139	(307,838)	(306,385)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	653,621	(693,164)	(692,966)
Total Short Sales (18.5)%	$(1,445,301)	$(1,443,162)
(k)	Securities with an aggregate market value of $946 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(86,113) at a weighted average interest rate of (0.330%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	231	$45,812	$233	$0	$(47)
U.S. Treasury 2-Year Note September Futures	09/2020	15,747	3,477,381	622	246	0
U.S. Treasury 5-Year Note September Futures	09/2020	9,654	1,213,915	3,112	0	(302)
$3,967	$246	$(349)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	3,960	$(551,121)	$(1,665)	$619	$0
U.S. Treasury 30-Year Bond September Futures	09/2020	284	(50,712)	(517)	133	0
United Kingdom Long Gilt September Futures	09/2020	583	(99,431)	223	116	(159)
$(1,959)	$868	$(159)
Total Futures Contracts	$2,008	$1,114	$(508)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.877%	$16,400	$(426)	$440	$14	$3	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	30,500	$378	$(1,816)	$(1,438)	$0	$(1)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	165,200	0	1,384	1,384	0	(2)
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022	68,100	0	573	573	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	42,700	188	397	585	0	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	52,710,000	1,840	817	2,657	0	(86)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	18,040,000	(1,124)	(2,209)	(3,333)	85	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	4,840,000	(68)	(1,285)	(1,353)	42	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	1,755,000	0	(450)	(450)	0	(51)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	1,755,000	0	(438)	(438)	0	(51)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	15,070,000	(809)	(13,156)	(13,965)	501	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	1,480,000	(46)	(2,611)	(2,657)	95	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	3,510,700	(45)	2,251	2,206	15	0
Pay	28-Day MXN-TIIE	8.750	Lunar	11/06/2020	3,309,900	0	2,088	2,088	15	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020	2,383,300	271	(1,784)	(1,513)	0	(12)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020	3,371,000	35	(2,584)	(2,549)	0	(18)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020	789,100	0	(637)	(637)	0	(5)
$620	$(19,460)	$(18,840)	$753	$(227)
Total Swap Agreements	$194	$(19,020)	$(18,826)	$756	$(227)
(m)	Securities with an aggregate market value of $16,469 and cash of $27,489 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	TRY	830	$122	$1	$0
08/2020	$77,456	GBP	62,473	0	(24)
09/2020	342	CNH	2,451	3	0
BPS	07/2020	BRL	241,315	$44,068	0	(307)
07/2020	RUB	1,342,035	19,191	369	0
07/2020	$46,382	BRL	241,316	0	(2,007)
04/2021	BRL	121,400	$22,043	0	(45)
BRC	07/2020	MXN	14,227	638	19	0
07/2020	$636	MXN	14,227	0	(19)
BSH	07/2020	BRL	549,000	$130,968	30,014	0
07/2020	$103,449	BRL	549,000	437	(2,931)
04/2021	BRL	815,300	$155,275	6,935	0
CBK	07/2020	CAD	987	720	0	(7)
07/2020	$569	MXN	14,227	49	0
08/2020	JPY	312,300	$2,923	29	0
08/2020	SEK	3,235	328	0	(20)
08/2020	$1,852	GBP	1,461	0	(41)
09/2020	KRW	292,561	$237	0	(7)
DUB	07/2020	BRL	501	95	3	0
07/2020	$92	BRL	502	1	0
08/2020	95	501	0	(3)
GLM	07/2020	MXN	17,752	$712	0	(58)
07/2020	$17,971	RUB	1,349,243	952	0
08/2020	GBP	123,353	$151,559	0	(1,331)
HUS	08/2020	EUR	1,589	1,749	4	(42)
09/2020	THB	57,166	1,784	0	(65)
JPM	07/2020	BRL	102,567	18,730	0	(131)
07/2020	TRY	784	115	1	0
07/2020	$19,859	BRL	102,567	0	(998)
08/2020	GBP	145,844	$179,772	0	(994)
08/2020	JPY	295,200	2,751	16	0
08/2020	NOK	1,400	136	0	(9)
MYI	07/2020	AUD	32,161	21,340	0	(854)
07/2020	$21,217	AUD	32,161	978	0
08/2020	EUR	50,743	$55,088	0	(1,979)
SCX	07/2020	$22,126	AUD	32,161	68	0
08/2020	AUD	32,161	$22,128	0	(70)
08/2020	$2,320	GBP	1,895	28	0
08/2020	3,148	JPY	341,300	24	(10)
09/2020	INR	15,057	$196	0	(1)
SSB	08/2020	GBP	1,274	1,592	13	0
TOR	07/2020	AUD	32,161	21,376	0	(819)
UAG	08/2020	$1,376	JPY	148,200	0	(2)
Total Forward Foreign Currency Contracts	$39,944	$(12,774)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	$104.563	08/06/2020	10,700	$(47)	$(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	64,000	(280)	(40)
Total Written Options	$(327)	$(47)
(o)

Securities with an aggregate market value of $6,081 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$64,864	$64,864
Corporate Bonds & Notes
Banking & Finance	0	1,181,009	0	1,181,009
Industrials	0	734,124	0	734,124
Specialty Finance	0	0	18,311	18,311
Utilities	0	231,304	0	231,304
U.S. Government Agencies	0	2,736,492	0	2,736,492
U.S. Treasury Obligations	0	67,652	0	67,652
Non-Agency Mortgage-Backed Securities	0	431,418	0	431,418
Asset-Backed Securities	0	508,814	0	508,814
Sovereign Issues	0	186,093	0	186,093
Short-Term Instruments
Certificates of Deposit	0	25,033	0	25,033
Repurchase Agreements	0	407,433	0	407,433
Argentina Treasury Bills	0	75	0	75
U.S. Treasury Bills	0	1,048,746	0	1,048,746
U.S. Treasury Cash Management Bills	0	70,979	0	70,979
$0	$7,629,172	$83,175	$7,712,347
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,439,484	$0	$0	$1,439,484
Total Investments	$1,439,484	$7,629,172	$83,175	$9,151,831
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,443,162)	$0	$(1,443,162)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,114	756	0	1,870
Over the counter	0	39,944	0	39,944
$1,114	$40,700	$0	$41,814
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(508)	(227)	0	(735)
Over the counter	0	(12,821)	0	(12,821)
$(508)	$(13,048)	$0	$(13,556)
Total Financial Derivative Instruments	$606	$27,652	$0	$28,258
Totals	$1,440,090	$6,213,662	$83,175	$7,736,927

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$64,640	$0	$0	$69	$0	$155	$0	$0	$64,864	$155
Corporate Bonds & Notes
Specialty Finance	0	18,311	0	0	0	0	0	0	18,311	0
Totals	$64,640	$18,311	$0	$69	$0	$155	$0	$0	$83,175	$155
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$7,764	Proxy Pricing	Base Price	99.550	—
57,100	Third Party Vendor	Broker Quote	100.000	—
Corporate Bonds & Notes
Specialty Finance	18,311	Proxy Pricing	Base Price	98.979	—
Total	$83,175
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4% ¤
CORPORATE BONDS & NOTES 20.2%
BANKING & FINANCE 10.3%
Allstate Corp. 0.936% (US0003M + 0.630%) due 03/29/2023 ~	$1,500	$1,497
American Express Co. 3.400% due 02/27/2023	1,200	1,285
American Honda Finance Corp. 0.842% (US0003M + 0.450%) due 02/15/2022 ~	1,600	1,597
Aviation Capital Group LLC 1.300% (US0003M + 0.950%) due 06/01/2021 ~	900	856
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~	700	698
1.486% due 05/19/2024 •	1,100	1,118
2.881% due 04/24/2023 •	1,300	1,348
4.100% due 07/24/2023	1,000	1,099
Capital One Financial Corp. 1.210% (US0003M + 0.450%) due 10/30/2020 ~	1,300	1,301
Charles Schwab Corp. 2.650% due 01/25/2023	600	632
Citibank N.A. 2.844% due 05/20/2022 •	1,100	1,122
Citigroup, Inc.
1.678% due 05/15/2024 •	1,300	1,326
1.951% (US0003M + 0.960%) due 04/25/2022 ~	300	302
2.700% due 10/27/2022	1,000	1,045
Federal Realty Investment Trust 3.950% due 01/15/2024	1,000	1,065
Goldman Sachs Group, Inc.
1.110% (US0003M + 0.750%) due 02/23/2023 ~	500	498
1.540% (US0003M + 0.780%) due 10/31/2022 ~	1,300	1,300
1.963% (US0003M + 1.600%) due 11/29/2023 ~	100	102
2.876% due 10/31/2022 •	1,300	1,333
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	2,000	2,032
Intercontinental Exchange, Inc. 2.350% due 09/15/2022	1,100	1,142
Jackson National Life Global Funding 0.795% (US0003M + 0.480%) due 06/11/2021 ~	1,300	1,303
Metropolitan Life Global Funding
0.950% due 07/02/2025 (c)	1,300	1,303
2.400% due 06/17/2022	1,100	1,141
National Securities Clearing Corp. 1.200% due 04/23/2023	1,300	1,321
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,400	1,396
2.650% due 07/13/2022	800	788
PNC Bank N.A. 1.548% (US0003M + 0.450%) due 07/22/2022 ~	500	501
Private Export Funding Corp. 2.650% due 02/16/2021	1,400	1,421
Public Storage 2.370% due 09/15/2022	1,100	1,141
Regions Bank 0.934% (US0003M + 0.500%) due 08/13/2021 ~	900	900
Reliance Standard Life Global Funding 2.625% due 07/22/2022	1,000	1,028
Simon Property Group LP
2.500% due 09/01/2020	1,300	1,301
2.750% due 06/01/2023	300	313
State Street Corp. 1.286% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,802
U.S. Bank N.A. 1.311% (US0003M + 0.320%) due 04/26/2021 ~	1,100	1,102
Wells Fargo & Co.
1.654% due 06/02/2024 •	1,100	1,118
1.990% (US0003M + 1.230%) due 10/31/2023 ~	1,500	1,511

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Bank N.A. 0.989% (US0003M + 0.620%) due 05/27/2022 ~	1,100	1,103
		43,191
INDUSTRIALS 8.0%
AbbVie, Inc.
2.900% due 11/06/2022	1,300	1,364
3.200% due 11/06/2022	1,000	1,051
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022	1,500	1,566
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	1,100	1,099
2.750% due 07/15/2021	1,100	1,119
BMW U.S. Capital LLC
3.100% due 04/12/2021	900	915
3.450% due 04/12/2023	1,200	1,272
BP Capital Markets America, Inc. 4.500% due 10/01/2020	400	404
Chevron Corp.
1.141% due 05/11/2023	2,900	2,951
1.554% due 05/11/2025	1,100	1,131
Cigna Corp.
3.050% due 11/30/2022	2,000	2,109
3.400% due 09/17/2021	1,100	1,137
Crown Castle Towers LLC 3.222% due 05/15/2042	800	814
Daimler Finance North America LLC
0.865% (US0003M + 0.430%) due 02/12/2021 ~	1,100	1,096
1.292% (US0003M + 0.900%) due 02/15/2022 ~	1,200	1,186
2.550% due 08/15/2022	1,000	1,027
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	1,705	1,675
ERAC USA Finance LLC 4.500% due 08/16/2021	800	826
Komatsu Finance America, Inc. 2.118% due 09/11/2020	1,000	1,002
Philip Morris International, Inc. 2.375% due 08/17/2022	1,100	1,143
Phillips 66 0.960% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,098
Ryder System, Inc. 2.500% due 09/01/2022	800	824
Southern Co. 2.350% due 07/01/2021	1,000	1,017
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~	1,800	1,801
1.375% (US0003M + 0.940%) due 11/12/2021 ~	1,100	1,097
3.875% due 11/13/2020	1,100	1,110
4.000% due 11/12/2021	1,800	1,875
		33,709
UTILITIES 1.9%
AEP Texas, Inc. 2.400% due 10/01/2022	300	312
AT&T, Inc. 2.169% (US0003M + 0.950%) due 07/15/2021 ~	2,100	2,117
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	1,000	1,029
2.800% due 01/15/2023	1,200	1,262
Ohio Power Co. 5.375% due 10/01/2021	300	318
Public Service Co. of Oklahoma 4.400% due 02/01/2021	1,150	1,176
Virginia Electric & Power Co. 2.750% due 03/15/2023	1,800	1,894
		8,108
Total Corporate Bonds & Notes (Cost $83,867)		85,008
U.S. GOVERNMENT AGENCIES 26.7%
Fannie Mae
0.635% due 10/25/2030 •	13	13
2.891% due 07/01/2042 •	53	54
2.941% due 09/01/2041 •	158	159
3.091% due 08/01/2030 •	39	38
3.423% due 01/01/2035 •	34	35
3.574% due 07/01/2035 •	7	7
3.605% due 12/01/2034 •	104	105
3.750% due 01/01/2024 •	16	16
3.809% due 05/01/2038 •	245	260
3.878% due 06/01/2035 •	149	150
4.000% due 01/25/2033	13	14
4.321% due 11/01/2034 •	162	171

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

4.418% due 09/01/2028 •	10	10
4.500% due 01/01/2036	162	169
5.242% due 12/25/2042 ~	49	54
6.066% due 01/25/2040 •(a)	1,380	266
8.000% due 11/25/2023	9	9
Freddie Mac
0.000% due 05/15/2037 (b)(e)	240	238
0.735% due 07/15/2041 •	602	605
0.770% due 12/15/2042 •	834	836
0.905% due 05/15/2037 •	244	247
2.000% due 11/15/2026	837	859
2.891% due 02/25/2045 •	377	381
3.500% due 07/01/2035 •	27	28
4.000% due 08/01/2048	5,054	5,471
6.265% due 04/15/2037 •(a)	1,184	257
6.500% due 07/25/2043	393	488
8.500% due 06/01/2025	1	1
9.384% due 08/15/2044 •	687	889
Ginnie Mae
0.803% due 07/20/2067 •	2,683	2,683
0.903% due 03/20/2065 •	1,502	1,505
0.933% due 03/20/2065 •	1,614	1,619
1.073% due 10/20/2066 •	1,069	1,078
1.103% due 05/20/2066 •	634	640
1.153% due 04/20/2066 •	1,218	1,232
1.203% due 04/20/2066 •	1,057	1,072
1.476% due 06/20/2065 •	513	513
2.916% due 09/20/2067 •	2,323	2,377
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	63	65
3.250% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	52	53
3.250% due 07/20/2030 •	35	36
3.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2025 ~	29	29
3.875% due 04/20/2027 - 05/20/2027 •	53	55
4.000% due 06/20/2047	1,375	1,478
4.500% due 08/20/2048 - 02/20/2049	7,884	8,433
5.000% due 01/20/2049 - 10/20/2049	15,611	16,974
Ginnie Mae, TBA 4.500% due 07/01/2050	1,000	1,068
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 11/01/2047	12,279	13,377
4.000% due 06/01/2048 - 08/01/2048	3,263	3,486
4.500% due 04/01/2024 - 06/01/2048	4,244	4,561
6.000% due 11/01/2022	3	3
Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	37,000	38,489
Total U.S. Government Agencies (Cost $109,679)		112,656
U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
2.500% due 02/15/2045	3,200	3,948
U.S. Treasury Inflation Protected Securities (f)
0.500% due 04/15/2024	610	642
Total U.S. Treasury Obligations (Cost $4,413)		4,590
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	48	48
Banc of America Funding Trust 4.012% due 05/25/2035 ~	260	257
Bear Stearns Adjustable Rate Mortgage Trust
3.753% due 02/25/2033 ~	6	5
3.967% due 02/25/2033 ~	2	2
4.103% due 01/25/2034 ~	43	43
4.182% due 02/25/2036 ^~	17	16
Bear Stearns ALT-A Trust 3.769% due 05/25/2035 ~	206	200
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035 •	33	32
3.840% due 09/25/2035 •	37	37
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~	41	40
3.793% due 02/20/2036 ^•	298	281
3.819% due 11/25/2034 ~	57	56
Credit Suisse First Boston Mortgage Securities Corp.
1.633% due 03/25/2032 ~	24	22
5.220% due 06/25/2032 ~	2	2
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029	900	898
GS Mortgage Securities Trust 3.206% due 02/10/2048	1,868	1,929
GSR Mortgage Loan Trust
2.906% due 06/25/2034 ~	274	259
4.065% due 09/25/2035 ~	227	226

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

HomeBanc Mortgage Trust 0.425% due 07/25/2035 •	363	362
Impac CMB Trust 0.885% due 02/25/2036 •	680	647
JPMorgan Mortgage Trust 4.152% due 04/25/2035 ~	261	268
MASTR Adjustable Rate Mortgages Trust 4.088% due 11/21/2034 ~	361	361
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.045% due 08/15/2032 •	854	806
Merrill Lynch Mortgage Investors Trust 3.738% due 02/25/2035 ~	101	102
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,914	2,017
Prime Mortgage Trust 0.585% due 02/25/2034 •	18	17
RBSSP Resecuritization Trust 3.532% due 12/25/2035 ~	123	123
Structured Asset Mortgage Investments Trust
0.444% due 07/19/2035 •	59	56
0.445% due 03/25/2037 •	165	82
0.854% due 09/19/2032 •	35	34
1.185% due 05/19/2035 •	826	788
6.473% due 06/25/2029 ~	34	33
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •	62	60
0.475% due 10/25/2045 •	45	43
0.725% due 07/25/2045 •	61	55
2.574% due 01/25/2046 •	291	283
2.904% due 06/25/2042 •	19	17
Total Non-Agency Mortgage-Backed Securities (Cost $10,470)		10,507
ASSET-BACKED SECURITIES 3.1%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.430% due 08/15/2033 •	386	377
1.835% due 03/15/2032 •	121	120
Bear Stearns Asset-Backed Securities Trust 1.185% due 10/25/2037 •	146	145
Chesapeake Funding LLC
0.555% due 08/15/2030 •	852	837
3.230% due 08/15/2030	624	636
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •	15	9
Edsouth Indenture LLC 1.335% due 09/25/2040 •	233	233
Ford Credit Floorplan Master Owner Trust
0.465% due 05/15/2023 •	1,500	1,494
2.840% due 03/15/2024	900	926
Fremont Home Loan Trust 0.245% due 01/25/2037 •	8	4
GMF Floorplan Owner Revolving Trust
0.565% due 03/15/2023 •	1,800	1,792
3.130% due 03/15/2023	1,800	1,826
GSAMP Trust 0.255% due 12/25/2036 •	54	29
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032	897	903
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •	88	33
MMAF Equipment Finance LLC 2.920% due 07/12/2021	103	103
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.265% due 03/25/2035 •	273	274
Securitized Asset-Backed Receivables LLC Trust 0.245% due 12/25/2036 ^•	91	28
SLC Student Loan Trust 0.413% due 09/15/2026 •	143	143
SLM Student Loan Trust
0.783% due 12/15/2027 •	284	281
1.111% due 01/25/2027 •	616	607
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	832	844
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	295	296
Structured Asset Investment Loan Trust 1.160% due 10/25/2033 •	49	49

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

Towd Point Mortgage Trust 3.000% due 11/25/2059 ~	961	977
Total Asset-Backed Securities (Cost $12,984)		12,966
SHORT-TERM INSTRUMENTS 35.8%
REPURCHASE AGREEMENTS (g) 13.9%		58,286
U.S. TREASURY BILLS 21.9%
0.136% due 07/21/2020 - 10/29/2020 (d)(e)	92,300	92,285
Total Short-Term Instruments (Cost $150,569)		150,571
Total Investments in Securities (Cost $371,982)		376,298
	SHARES
INVESTMENTS IN AFFILIATES 20.1%
SHORT-TERM INSTRUMENTS 20.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.1%
PIMCO Short Asset Portfolio	8,480,791	84,596
PIMCO Short-Term Floating NAV Portfolio III	11,957	118
Total Short-Term Instruments (Cost $83,624)		84,714
Total Investments in Affiliates (Cost $83,624)		84,714
Total Investments 109.5% (Cost $455,606)		$461,012
Financial Derivative Instruments (h)(i) 0.0%(Cost or Premiums, net $(52))		121
Other Assets and Liabilities, net (9.5)%		(40,303)
Net Assets 100.0%		$420,830

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$586	U.S. Treasury Notes 1.875% due 04/30/2022	$(598)	$586	$586
SAL	0.130	06/30/2020	07/01/2020	57,700	U.S. Treasury Bonds 3.000% due 02/15/2047	(58,490)	57,700	57,700
Total Repurchase Agreements	$(59,088)	$58,286	$58,286
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2050	$4,800	$(5,056)	$(5,048)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2050	5,000	(5,257)	(5,259)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	9,900	(10,502)	(10,496)
Total Short Sales (4.9)%	$(20,815)	$(20,803)
(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	651	$143,759	$26	$10	$0
U.S. Treasury 5-Year Note September Futures	09/2020	825	103,737	252	0	(26)
$278	$10	$(26)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	302	$(42,030)	$(88)	$47	$0
U.S. Treasury 30-Year Bond September Futures	09/2020	25	(4,464)	(45)	12	0
$(133)	$59	$0
Total Futures Contracts	$145	$69	$(26)
Cash of $991 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	$104.563	08/06/2020	4,100	$(18)	$(3)
Total Written Options	$(18)	$(3)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$18,600	$(34)	$115	$81	$0
Total Swap Agreements	$(34)	$115	$81	$0
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$43,191	$0	$43,191
Industrials	0	33,709	0	33,709
Utilities	0	8,108	0	8,108
U.S. Government Agencies	0	112,656	0	112,656
U.S. Treasury Obligations	0	4,590	0	4,590
Non-Agency Mortgage-Backed Securities	0	10,507	0	10,507
Asset-Backed Securities	0	12,966	0	12,966
Short-Term Instruments
Repurchase Agreements	0	58,286	0	58,286
U.S. Treasury Bills	0	92,285	0	92,285
$0	$376,298	$0	$376,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$84,714	$0	$0	$84,714
Total Investments	$84,714	$376,298	$0	$461,012
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,803)	$0	$(20,803)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	0	0	69
Over the counter	0	81	0	81
$69	$81	$0	$150
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	0	0	(26)
Over the counter	0	(3)	0	(3)
$(26)	$(3)	$0	$(29)
Total Financial Derivative Instruments	$43	$78	$0	$121
Totals	$84,757	$355,573	$0	$440,330

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$1,296	$1,204
Al Convoy (Luxembourg) SARL
3.750% (EUR003M + 3.750%) due 01/17/2027 ~	EUR	1,000	1,078
4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		$318	305
Alphabet Holding Co., Inc. 3.678% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	92
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,379	1,331
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		198	189
5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		396	377
API Group, Inc. 2.678% (LIBOR03M + 2.500%) due 10/01/2026 ~		3,085	2,994
Aramark Services, Inc. 1.928% (LIBOR03M + 1.750%) due 03/11/2025 ~		93	88
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		303	296
Avolon TLB Borrower (U.S.) LLC 2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		761	695
Axalta Coating Systems U.S. Holdings, Inc. 2.058% (LIBOR03M + 1.750%) due 06/01/2024 ~		60	58
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		204	194
Bausch Health Cos., Inc.
2.940% (LIBOR03M + 2.750%) due 11/27/2025 ~		440	426
3.190% (LIBOR03M + 3.000%) due 06/02/2025 ~		273	266
Beacon Roofing Supply, Inc. 2.428% (LIBOR03M + 2.250%) due 01/02/2025 ~		78	75
BWAY Holding Co. 4.561% (LIBOR03M + 3.250%) due 04/03/2024 ~		68	61
Caesars Resort Collection LLC 2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		780	699
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~		299	290
Carnival Corp. TBD% due 06/30/2025«		11,700	11,349
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		7,854	7,428
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,716	1,654
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		3,910	3,564
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		46	44
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		197	188
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		4,046	3,949
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		1,915	1,884
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		9,451	8,388
Elanco Animal Health, Inc. TBD% due 02/04/2027		1,561	1,495
Emerald TopCo, Inc. 4.260% (LIBOR03M + 3.500%) due 07/24/2026 ~		988	956
Envision Healthcare Corp. 3.928% (LIBOR03M + 3.750%) due 10/10/2025 ~		5,156	3,466
EyeCare Partners LLC
TBD% due 02/18/2027µ		132	120
4.058% (LIBOR03M + 3.750%) due 02/05/2027 ~		565	513
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~		115	111
Forest City Enterprises LP 3.678% (LIBOR03M + 3.500%) due 12/08/2025 «~		691	650
Froneri International PLC
2.428% (LIBOR03M + 2.250%) due 01/29/2027 ~		1,208	1,141
2.625% (EUR003M + 2.625%) due 01/29/2027 ~	EUR	1,400	1,519
Frontier Communications Corp. 5.350% - 6.000% (LIBOR03M + 3.750%) due 06/15/2024 ~		$2,806	2,747
Gardner Denver, Inc. 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		649	618

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Gates Global LLC 3.750% (LIBOR03M + 2.750%) due 04/01/2024 ~		813	785
Genesee & Wyoming, Inc. 2.308% (LIBOR03M + 2.000%) due 12/30/2026 ~		1,185	1,146
Gray Television, Inc. 2.673% (LIBOR03M + 2.500%) due 01/02/2026 ~		425	412
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		4,007	3,756
Ingersoll Rand Co. Ltd. 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		1,199	1,139
Intelsat Jackson Holdings S.A.
6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~µ		4,099	4,169
6.625% - 8.625% due 01/02/2024		225	226
8.000% (PRIME + 4.750%) due 11/27/2023 ~		7,989	7,996
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		98	91
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		419	397
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		691	650
McDermott Technology Americas, Inc.
3.178% due 06/30/2025«		156	144
4.178% due 06/30/2025«		552	494
Meredith Corp. 3.260% (LIBOR03M + 2.500%) due 01/31/2025 ~		58	54
Messer Industrie GmbH 2.808% (LIBOR03M + 2.500%) due 03/01/2026 ~		385	368
MH Sub LLC 4.572% (LIBOR03M + 3.750%) due 09/13/2024 ~		166	159
Nascar Holdings, Inc. 2.930% (LIBOR03M + 2.750%) due 10/19/2026 ~		1,250	1,204
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,969	3,789
Neiman Marcus Group Ltd. LLC
TBD% due 05/08/2025 «		1,264	1,290
TBD% - 2.000% due 10/25/2023 ^(c)		29.019	7,288
14.000% (LIBOR03M + 12.750%) due 10/07/2020 «~µ		7,679	7,871
Nielsen Finance LLC 2.180% (LIBOR03M + 2.000%) due 10/04/2023 ~		97	94
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~		490	459
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(c)		4,606	5,009
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	84
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~		17,041	16,867
PG&E Corp.
TBD% due 04/16/2021 «		3,854	3,854
2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		23,132	23,059
PUG LLC 3.678% (LIBOR03M + 3.500%) due 02/12/2027 «~		394	347
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		2,100	2,096
Refinitiv U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	7,960	8,794
3.428% (LIBOR03M + 3.250%) due 10/01/2025 ~		$3,720	3,645
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		600	562
Reynolds Consumer Products LLC 1.928% (LIBOR03M + 1.750%) due 02/04/2027 ~		698	673
RPI Intermediate Finance Trust 1.928% (LIBOR03M + 1.750%) due 02/11/2027 ~		60	58
SBA Senior Finance LLC 1.930% (LIBOR03M + 1.750%) due 04/11/2025 ~		98	94
Sequa Mezzanine Holdings LLC
6.000% (LIBOR03M + 5.000%) due 11/28/2021 ~		15,020	13,806
10.000% (LIBOR03M + 9.000%) due 04/28/2022 «~		1,662	1,213
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	690	743
Sinclair Television Group, Inc. 2.690% (LIBOR03M + 2.500%) due 09/30/2026 ~		$1,403	1,343
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		1,480	1,451
SS&C Technologies Holdings Europe SARL 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		219	209
SS&C Technologies, Inc. 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		296	284
Starfruit Finco BV 3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		1,187	1,120
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,600	5,600
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		5,600	5,600
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		1,750	1,678

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~		1,188	852
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		2,500	2,500
Tronox Finance LLC 2.928% - 3.058% (LIBOR03M + 2.750%) due 09/23/2024 ~		63	61
U.S. Renal Care, Inc. 5.178% (LIBOR03M + 5.000%) due 06/26/2026 ~		919	886
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		5,696	5,292
VFH Parent LLC 3.188% (LIBOR03M + 3.000%) due 03/01/2026 ~		526	514
VS Buyer LLC 3.428% (LIBOR03M + 3.250%) due 02/28/2027 «~		299	290
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		48	47
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(b)		207	134
Whatabrands LLC 2.925% (LIBOR03M + 2.750%) due 07/31/2026 ~		531	509
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~		58	36
8.250% (PRIME + 5.000%) due 03/29/2021 «~		216	136
Wyndham Hotels & Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 05/30/2025 ~		197	186
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		5,586	5,313
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		3,810	3,497
Total Loan Participations and Assignments (Cost $250,214)			224,925
CORPORATE BONDS & NOTES 38.4%
BANKING & FINANCE 18.5%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		700	688
4.125% due 07/03/2023		445	435
4.450% due 12/16/2021		9,350	9,445
4.625% due 10/30/2020		1,954	1,963
4.625% due 07/01/2022		200	202
5.000% due 10/01/2021		3,750	3,794
AIB Group PLC
4.263% due 04/10/2025 •		5,000	5,332
4.750% due 10/12/2023		600	648
Air Lease Corp. 2.500% due 03/01/2021		7,675	7,677
Aircastle Ltd. 5.125% due 03/15/2021		2,140	2,149
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	100	113
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		$728	806
Ally Financial, Inc.
3.875% due 05/21/2024		1,280	1,325
4.125% due 02/13/2022		1,200	1,234
4.250% due 04/15/2021		5,372	5,470
4.625% due 05/19/2022		335	349
7.500% due 09/15/2020		2,303	2,326
8.000% due 11/01/2031		164	210
Ambac LSNI LLC 6.000% due 02/12/2023 •		4,671	4,627
American Tower Corp.
3.000% due 06/15/2023		104	111
3.500% due 01/31/2023		1,200	1,283
Aon Corp. 2.800% due 05/15/2030		1,108	1,187
Ardonagh Midco PLC 8.375% due 07/15/2023	GBP	5,290	6,816
Assurant, Inc. 4.200% due 09/27/2023		$46	49
Aviation Capital Group LLC
2.875% due 01/20/2022		4,308	4,118
7.125% due 10/15/2020		200	201
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		2,169	1,824
3.250% due 02/15/2027		490	397
3.625% due 05/01/2022		1,391	1,312
3.950% due 07/01/2024		2,630	2,303
5.125% due 10/01/2023		3,415	3,163
5.500% due 01/15/2023		3,456	3,256
Banco Bradesco S.A.
2.850% due 01/27/2023		2,301	2,273
3.200% due 01/27/2025		1,800	1,774

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Banco BTG Pactual S.A. 4.500% due 01/10/2025		2,100	2,063
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	7,100	2,061
Banco Santander S.A. 3.848% due 04/12/2023		$200	213
Bank of America Corp. 0.947% (US0003M + 0.650%) due 06/25/2022 ~		231	231
Bank of Ireland Group PLC 4.500% due 11/25/2023		21,652	23,272
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(i)		452	471
Banque PSA Finance S.A. 5.750% due 04/04/2021		82	84
Barclays Bank PLC 7.625% due 11/21/2022 (j)		5,810	6,329
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		1,600	1,586
1.822% (US0003M + 1.430%) due 02/15/2023 ~		2,000	1,995
3.125% due 01/17/2024	GBP	600	774
3.250% due 01/17/2033		300	393
3.932% due 05/07/2025 •		$31,800	34,374
4.338% due 05/16/2024 •		1,900	2,047
4.610% due 02/15/2023 •		2,000	2,106
5.875% due 09/15/2024 •(i)(j)	GBP	600	676
7.125% due 06/15/2025 •(i)(j)		1,800	2,211
7.250% due 03/15/2023 •(i)(j)		1,940	2,395
7.750% due 09/15/2023 •(i)(j)		$7,490	7,615
7.875% due 09/15/2022 •(i)(j)	GBP	200	249
8.000% due 12/15/2020 •(i)(j)	EUR	25,985	29,354
8.000% due 06/15/2024 •(i)(j)		$4,000	4,147
BGC Partners, Inc. 3.750% due 10/01/2024		640	632
BNP Paribas S.A.
4.400% due 08/14/2028		400	462
6.750% due 03/14/2022 •(i)(j)		1,400	1,425
7.625% due 03/30/2021 •(i)(j)		2,500	2,539
BOC Aviation Ltd.
1.409% (US0003M + 1.125%) due 09/26/2023 ~		400	388
1.606% (US0003M + 1.050%) due 05/02/2021 ~		550	545
Brighthouse Financial, Inc. 3.700% due 06/22/2027		47	48
British Transco International Finance BV 0.000% due 11/04/2021(f)		300	296
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~		3,600	3,534
Brookfield Finance, Inc.
3.900% due 01/25/2028		26	29
4.700% due 09/20/2047		240	277
Cantor Fitzgerald LP
4.875% due 05/01/2024		192	207
6.500% due 06/17/2022		13,100	13,904
Capital One Financial Corp. 3.450% due 04/30/2021		586	598
CBL & Associates LP
4.600% due 10/15/2024 ^(c)		31	9
5.950% due 12/15/2026 ^(c)		988	287
Charles Schwab Corp. 5.375% due 06/01/2025 •(i)		1,051	1,125
CIT Bank N.A. 2.969% due 09/27/2025 •		1,300	1,219
CIT Group, Inc.
4.125% due 03/09/2021		4,110	4,126
5.000% due 08/15/2022		7,328	7,507
5.000% due 08/01/2023		1,815	1,856
Citigroup, Inc.
1.780% (US0003M + 1.430%) due 09/01/2023 ~		570	576
1.970% (US0003M + 0.950%) due 07/24/2023 ~		380	380
CNH Industrial Capital LLC 3.875% due 10/15/2021		20	21
Columbia Property Trust Operating Partnership LP 3.650% due 08/15/2026		670	693
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(i)(j)	EUR	19,800	22,928
Credit Agricole S.A.
2.040% (US0003M + 1.020%) due 04/24/2023 ~		$250	250
3.750% due 04/24/2023		250	268
Credit Suisse AG
5.750% due 09/18/2025 •(j)	EUR	1,627	1,843
6.500% due 08/08/2023 (j)		$3,400	3,727
Credit Suisse Group AG
2.593% due 09/11/2025 •		2,600	2,690
3.574% due 01/09/2023		500	519
6.250% due 12/18/2024 •(i)(j)		300	314
7.125% due 07/29/2022 •(i)(j)		300	309
7.250% due 09/12/2025 •(i)(j)		600	617

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

7.500% due 07/17/2023 •(i)(j)		1,400	1,455
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		4,500	4,966
Crown Castle International Corp.
2.250% due 09/01/2021		660	666
3.400% due 02/15/2021		500	508
5.250% due 01/15/2023		900	1,002
CTR Partnership LP 5.250% due 06/01/2025		66	67
CyrusOne LP 1.450% due 01/22/2027	EUR	500	542
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~		4,400	4,932
0.285% (EUR003M + 0.650%) due 09/10/2021 ~		2,700	2,999
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$1,000	968
1.846% (US0003M + 1.290%) due 02/04/2021 ~		2,920	2,905
1.913% (US0003M + 0.815%) due 01/22/2021 ~		700	695
2.281% (US0003M + 0.970%) due 07/13/2020 ~		1,070	1,070
2.700% due 07/13/2020		222	222
2.950% due 08/20/2020		5,000	5,006
3.150% due 01/22/2021		8,200	8,240
3.375% due 05/12/2021		10,934	11,046
3.875% due 02/12/2024	GBP	900	1,167
3.950% due 02/27/2023		$1,800	1,871
3.961% due 11/26/2025 •		9,810	10,302
4.250% due 10/14/2021		5,770	5,923
5.000% due 02/14/2022		12,057	12,592
Digital Realty Trust LP 3.600% due 07/01/2029		1,290	1,482
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		277	257
Emerald Bay S.A. 0.000% due 10/08/2020 (f)	EUR	4,383	4,823
EPR Properties
4.750% due 12/15/2026		$627	600
4.950% due 04/15/2028		316	302
Equinix, Inc.
2.625% due 11/18/2024		795	848
2.875% due 03/15/2024	EUR	400	458
2.875% due 02/01/2026		400	458
2.900% due 11/18/2026		$445	481
3.200% due 11/18/2029		948	1,031
Equitable Holdings, Inc.
3.900% due 04/20/2023		74	79
5.000% due 04/20/2048		27	31
ESH Hospitality, Inc. 4.625% due 10/01/2027		216	203
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		664	717
4.850% due 04/17/2028		80	86
FCE Bank PLC
0.221% due 08/26/2020 •	EUR	1,500	1,678
0.869% due 09/13/2021		3,900	4,236
1.660% due 02/11/2021		800	888
1.875% due 06/24/2021		4,000	4,408
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •		4,690	4,963
0.185% due 05/14/2021 •		3,970	4,316
0.410% due 12/01/2024 •		300	284
0.986% (US0003M + 0.430%) due 11/02/2020 ~		$400	396
1.576% (US0003M + 1.270%) due 03/28/2022 ~		3,600	3,367
1.627% (US0003M + 1.235%) due 02/15/2023 ~		3,100	2,753
1.636% (US0003M + 1.080%) due 08/03/2022 ~		1,600	1,461
1.744% due 07/19/2024	EUR	1,500	1,525
2.183% (US0003M + 0.810%) due 04/05/2021 ~		$5,550	5,327
2.191% (US0003M + 0.880%) due 10/12/2021 ~		1,600	1,519
2.343% due 11/02/2020		600	597
3.087% due 01/09/2023		4,000	3,811
3.157% due 08/04/2020		1,750	1,745
3.200% due 01/15/2021		550	543
3.336% due 03/18/2021		400	397
3.550% due 10/07/2022		3,654	3,561
3.937% (US0003M + 2.550%) due 01/07/2021 ~		3,000	2,955
4.527% (US0003M + 3.140%) due 01/07/2022 ~		3,000	2,881
5.085% due 01/07/2021		1,000	1,002
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		2,569	2,322
6.750% due 03/15/2022		9,551	9,195
GE Capital European Funding Unlimited Co. 2.625% due 03/15/2023	EUR	500	588
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		$900	915
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	1,000	1,306
General Motors Financial Co., Inc.
0.152% due 03/26/2022 •	EUR	1,950	2,100

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

1.041% (US0003M + 0.540%) due 11/06/2020 ~		$480	478
1.601% (US0003M + 1.100%) due 11/06/2021 ~		486	481
1.618% (US0003M + 1.310%) due 06/30/2022 ~		480	470
2.170% (US0003M + 0.850%) due 04/09/2021 ~		1,302	1,294
2.363% (US0003M + 0.990%) due 01/05/2023 ~		1,254	1,209
2.861% (US0003M + 1.550%) due 01/14/2022 ~		2,420	2,405
3.200% due 07/13/2020		1,836	1,837
GLP Capital LP 5.300% due 01/15/2029		902	979
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		279	302
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	198
Harley-Davidson Financial Services, Inc. 2.850% due 01/15/2021		3,200	3,217
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		13,100	13,306
Howard Hughes Corp. 5.375% due 03/15/2025		621	580
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		600	596
1.545% (US0003M + 1.230%) due 03/11/2025 ~		7,600	7,571
2.633% due 11/07/2025 •		2,127	2,207
3.000% due 05/29/2030 •	GBP	1,600	2,105
3.973% due 05/22/2030 •		$2,400	2,666
4.292% due 09/12/2026 •		7,500	8,353
6.000% due 09/29/2023 •(i)(j)	EUR	1,900	2,226
Hudson Pacific Properties LP 3.950% due 11/01/2027		$52	54
Hunt Cos., Inc. 6.250% due 02/15/2026		60	55
ICICI Bank Ltd. 5.750% due 11/16/2020		600	608
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		1,400	1,391
3.950% due 02/13/2050		600	564
Industrial & Commercial Bank of China Ltd.
1.083% (US0003M + 0.770%) due 12/14/2020 ~		565	565
1.198% (US0003M + 0.750%) due 11/08/2020 ~		15,717	15,725
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~		1,000	1,005
4.100% due 10/02/2023		1,800	1,975
5.750% due 11/16/2026 •(i)(j)		2,200	2,185
International Lease Finance Corp. 8.250% due 12/15/2020		3,300	3,378
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(i)(j)	EUR	1,200	1,345
iStar, Inc. 5.250% due 09/15/2022		$32	31
Itau Unibanco Holding S.A.
2.900% due 01/24/2023		6,000	5,942
3.250% due 01/24/2025		4,200	4,137
JPMorgan Chase & Co. 2.250% (US0003M + 1.230%) due 10/24/2023 ~		480	485
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	8,781	705
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	13,120	15,844
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$202	202
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		388	311
Life Storage LP 3.875% due 12/15/2027		299	326
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		431	509
Lloyds Banking Group PLC
2.250% due 10/16/2024	GBP	200	256
2.858% due 03/17/2023 •		$10,800	11,130
3.900% due 03/12/2024		200	219
4.000% due 03/07/2025	AUD	700	519
4.050% due 08/16/2023		$1,600	1,741
4.375% due 03/22/2028		400	464
4.550% due 08/16/2028		1,200	1,408
4.947% due 06/27/2025 •(i)(j)	EUR	400	438
5.125% due 12/27/2024 •(i)(j)	GBP	700	795
7.500% due 06/27/2024 •(i)(j)		$600	624
7.500% due 09/27/2025 •(i)(j)		4,800	4,983
7.875% due 06/27/2029 •(i)(j)	GBP	2,708	3,741
Logicor Financing SARL 3.250% due 11/13/2028	EUR	234	288
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		$11,230	11,662
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		2,530	2,567
2.652% due 09/19/2022		2,700	2,773

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.406% due 02/28/2022		5,100	5,263
3.960% due 09/19/2023		1,700	1,830
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,100	1,361
3.692% due 06/05/2028		1,100	1,372
5.250% due 08/01/2026		$2,140	2,226
Nationwide Building Society
3.766% due 03/08/2024 •		5,700	6,011
3.960% due 07/18/2030 •		2,390	2,693
4.302% due 03/08/2029 •		5,600	6,356
Natwest Markets PLC
0.625% due 03/02/2022	EUR	10,640	11,918
1.125% due 06/14/2023		3,440	3,888
Navient Corp.
5.000% due 10/26/2020		$1,768	1,763
5.875% due 03/25/2021		13,228	13,034
6.500% due 06/15/2022		11,286	11,124
6.625% due 07/26/2021		3,225	3,170
7.250% due 01/25/2022		8,650	8,691
Newmark Group, Inc. 6.125% due 11/15/2023		1,000	1,003
Nissan Motor Acceptance Corp.
0.996% due 09/28/2022 •		290	268
1.900% due 09/14/2021		362	356
1.961% (US0003M + 0.650%) due 07/13/2022 ~		384	358
2.150% due 09/28/2020		670	668
2.201% (US0003M + 0.890%) due 01/13/2022 ~		92	88
2.550% due 03/08/2021		200	199
2.600% due 09/28/2022		218	213
2.650% due 07/13/2022		768	757
2.800% due 01/13/2022		100	99
3.150% due 03/15/2021		2,760	2,752
3.650% due 09/21/2021		300	301
NTT Finance Corp. 1.900% due 07/21/2021		4,800	4,859
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		728	714
4.375% due 08/01/2023		30	31
4.500% due 01/15/2025		400	413
4.950% due 04/01/2024		1,000	1,054
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		39	40
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		12,773	12,609
4.500% due 03/15/2023		3,872	3,535
Physicians Realty LP 3.950% due 01/15/2028		56	57
QNB Finance Ltd.
1.898% (US0003M + 1.450%) due 08/11/2021 ~		2,600	2,610
2.705% (US0003M + 1.570%) due 07/18/2021 ~		1,800	1,809
Regency Centers LP 3.700% due 06/15/2030		776	836
Royal Bank of Scotland Group PLC
1.862% (US0003M + 1.470%) due 05/15/2023 ~		478	478
2.000% due 03/04/2025 •	EUR	8,250	9,571
2.500% due 03/22/2023		2,000	2,342
3.498% due 05/15/2023 •		$593	616
3.875% due 09/12/2023		2,500	2,697
4.445% due 05/08/2030 •		7,400	8,596
4.519% due 06/25/2024 •		1,700	1,848
4.892% due 05/18/2029 •		1,430	1,688
5.076% due 01/27/2030 •		6,400	7,694
7.500% due 08/10/2020 •(i)(j)		33,999	34,135
8.000% due 08/10/2025 •(i)(j)		1,900	2,102
8.625% due 08/15/2021 •(i)(j)		10,177	10,604
Sabra Health Care LP
3.900% due 10/15/2029		178	162
4.800% due 06/01/2024		236	237
Santander Holdings USA, Inc.
3.244% due 10/05/2026		4,783	4,976
3.400% due 01/18/2023		116	121
3.500% due 06/07/2024		900	947
4.400% due 07/13/2027		78	85
Santander UK Group Holdings PLC
2.920% due 05/08/2026 •	GBP	1,900	2,455
3.373% due 01/05/2024 •		$1,000	1,049
3.571% due 01/10/2023		22,555	23,415
3.823% due 11/03/2028 •		1,700	1,874
4.796% due 11/15/2024 •		11,100	12,285
6.750% due 06/24/2024 •(i)(j)	GBP	5,596	7,096
7.375% due 06/24/2022 •(i)(j)		4,400	5,589
Santander UK PLC 3.400% due 06/01/2021		$3,000	3,080
SBA Communications Corp. 3.875% due 02/15/2027		1,198	1,195

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

SBA Tower Trust
3.156% due 10/10/2045		1,300	1,303
3.168% due 04/09/2047		500	505
SL Green Operating Partnership LP 3.250% due 10/15/2022		792	789
SL Green Realty Corp. 4.500% due 12/01/2022		750	766
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		2,100	2,112
3.550% due 04/15/2024		1,300	1,332
4.125% due 07/15/2023		800	831
Societe Generale S.A.
6.750% due 04/07/2021 •(i)(j)	EUR	800	894
6.750% due 04/06/2028 •(i)(j)		$400	398
Society of Lloyd's 4.750% due 10/30/2024	GBP	200	260
Springleaf Finance Corp.
5.625% due 03/15/2023		$3,516	3,567
6.125% due 05/15/2022		13,854	14,152
6.125% due 03/15/2024		1,018	1,037
6.875% due 03/15/2025		3,100	3,188
7.750% due 10/01/2021		12,760	13,305
8.250% due 12/15/2020		22,410	23,164
Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~		3,500	3,509
2.285% (US0003M + 1.150%) due 01/20/2023 ~		700	701
4.247% due 01/20/2023 •		1,330	1,382
Starwood Property Trust, Inc. 4.750% due 03/15/2025		83	76
Stearns Holdings LLC
5.000% due 11/05/2024		81	49
9.375% due 08/15/2020 «		3,079	0
STORE Capital Corp.
4.500% due 03/15/2028		66	67
4.625% due 03/15/2029		74	76
SVB Financial Group 3.125% due 06/05/2030		392	421
Synchrony Financial
2.850% due 07/25/2022		825	839
4.375% due 03/19/2024		2,125	2,227
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	414	692
TP ICAP PLC 5.250% due 01/26/2024		24,100	32,201
UBS AG
4.750% due 02/12/2026 •(j)	EUR	5,431	6,234
5.125% due 05/15/2024 (j)		$1,350	1,469
7.625% due 08/17/2022 (j)		3,400	3,793
UBS Group AG
2.859% due 08/15/2023 •		258	267
4.125% due 09/24/2025		900	1,021
5.750% due 02/19/2022 •(i)(j)	EUR	4,000	4,620
6.875% due 03/22/2021 •(i)(j)		$900	913
7.125% due 08/10/2021 •(i)(j)		500	511
UniCredit SpA
6.750% due 09/10/2021 •(i)(j)	EUR	500	552
7.830% due 12/04/2023		$24,440	28,296
9.250% due 06/03/2022 •(i)(j)	EUR	1,300	1,558
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,419	5,584
7.395% due 03/28/2024		2,956	3,816
VIVAT NV 2.375% due 05/17/2024	EUR	300	351
Volkswagen Bank GmbH
0.062% due 06/15/2021 •		900	1,005
0.625% due 09/08/2021		3,100	3,475
Volkswagen Leasing GmbH 0.114% due 07/06/2021 •		1,100	1,227
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$5,748	4,217
Wells Fargo & Co. 2.130% (US0003M + 1.110%) due 01/24/2023 ~		3,456	3,475
WP Carey, Inc. 3.850% due 07/15/2029		117	122
WPC Eurobond BV
1.350% due 04/15/2028	EUR	2,900	3,215
2.125% due 04/15/2027		300	350
2.250% due 04/09/2026		1,000	1,180
			1,045,483
INDUSTRIALS 16.6%
AA Bond Co. Ltd.
2.875% due 07/31/2043	GBP	11,000	13,274
4.249% due 07/31/2043		13,819	17,122

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Activision Blizzard, Inc.
2.300% due 09/15/2021		$2,680	2,733
2.600% due 06/15/2022		1,500	1,557
Adient U.S. LLC 9.000% due 04/15/2025		388	420
Aetna, Inc. 2.750% due 11/15/2022		2,300	2,397
Aker BP ASA
3.000% due 01/15/2025		300	293
3.750% due 01/15/2030		600	566
Albertsons Cos., Inc.
3.500% due 02/15/2023		222	225
4.625% due 01/15/2027		104	104
4.875% due 02/15/2030		207	212
Alcon Finance Corp. 2.600% due 05/27/2030		300	309
ALROSA Finance S.A. 7.750% due 11/03/2020		655	672
Altice Financing S.A.
2.250% due 01/15/2025	EUR	1,300	1,373
3.000% due 01/15/2028		7,900	8,188
5.000% due 01/15/2028		$2,900	2,885
Altice France S.A.
5.500% due 01/15/2028		200	202
7.375% due 05/01/2026		2,500	2,612
8.125% due 02/01/2027		5,500	6,029
Altria Group, Inc. 1.000% due 02/15/2023	EUR	5,966	6,768
American Airlines Pass-Through Trust 3.350% due 04/15/2031		$62	59
Anthem, Inc. 2.950% due 12/01/2022		200	211
Aramark Services, Inc. 6.375% due 05/01/2025		86	89
Arconic Corp.
6.000% due 05/15/2025		464	478
6.125% due 02/15/2028		374	375
Arrow Electronics, Inc. 3.500% due 04/01/2022		2,600	2,671
Associated Materials LLC 9.000% due 01/01/2024		2,100	1,808
AutoNation, Inc. 3.350% due 01/15/2021		600	603
Avon International Capital PLC 6.500% due 08/15/2022		178	175
Axiata SPV2 Bhd. 3.466% due 11/19/2020		3,200	3,217
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		247	248
4.375% due 01/15/2028		241	237
Bacardi Ltd. 4.450% due 05/15/2025		2,000	2,190
Baidu, Inc.
3.500% due 11/28/2022		200	208
3.875% due 09/29/2023		300	320
Banner Health 2.338% due 01/01/2030		780	804
BAT Capital Corp.
1.272% (US0003M + 0.880%) due 08/15/2022 ~		424	422
2.764% due 08/15/2022		4,848	5,023
BAT International Finance PLC
3.250% due 06/07/2022		596	621
3.500% due 06/15/2022		1,048	1,099
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		1,800	1,798
2.750% due 07/15/2021		884	899
3.000% due 10/08/2021		600	616
3.500% due 06/25/2021		700	717
BMW Finance NV 2.250% due 08/12/2022		12,100	12,495
Boeing Co.
4.508% due 05/01/2023		1,446	1,528
4.875% due 05/01/2025		1,986	2,165
5.040% due 05/01/2027		2,873	3,172
5.150% due 05/01/2030		6,331	7,077
5.705% due 05/01/2040		6,992	7,931
5.805% due 05/01/2050		5,419	6,408
5.930% due 05/01/2060		8,068	9,574
Bombardier, Inc.
5.750% due 03/15/2022		358	265
6.000% due 10/15/2022		418	294
6.125% due 01/15/2023		111	76
7.500% due 03/15/2025		124	81
7.875% due 04/15/2027		3,083	2,025
Broadcom Corp.
2.650% due 01/15/2023		861	894

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.875% due 01/15/2027		2,098	2,270
Broadcom, Inc.
3.150% due 11/15/2025		1,719	1,827
3.459% due 09/15/2026		5,044	5,422
4.110% due 09/15/2028		2,369	2,596
4.150% due 11/15/2030		2,952	3,219
4.300% due 11/15/2032		3,031	3,354
5.000% due 04/15/2030		92	106
Camelot Finance S.A. 4.500% due 11/01/2026		82	82
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		1,010	1,011
3.300% due 03/15/2021		400	407
Canadian Natural Resources Ltd. 3.450% due 11/15/2021		1,230	1,260
Canadian Pacific Railway Co. 4.500% due 01/15/2022		90	95
CCO Holdings LLC
4.500% due 08/15/2030		1,975	2,023
4.750% due 03/01/2030		1,926	1,974
Celanese U.S. Holdings LLC 4.625% due 11/15/2022		2,680	2,847
Centene Corp.
3.375% due 02/15/2030		1,555	1,573
4.250% due 12/15/2027		757	783
4.625% due 12/15/2029		1,473	1,563
4.750% due 01/15/2025		1,920	1,968
Central Nippon Expressway Co. Ltd.
2.567% due 11/02/2021		600	612
2.849% due 03/03/2022		600	616
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		15,210	15,268
4.464% due 07/23/2022		4,105	4,378
4.800% due 03/01/2050		1,760	2,003
4.908% due 07/23/2025		5,310	6,093
China Merchants Finance Co. Ltd. 3.500% due 08/03/2020		400	401
Cigna Corp.
2.109% (US0003M + 0.890%) due 07/15/2023 ~		2,068	2,079
3.050% due 11/30/2022		600	633
Citrix Systems, Inc. 3.300% due 03/01/2030		852	912
Co-operative Group Holdings Ltd. 6.875% due 07/08/2020 þ	GBP	570	703
Community Health Systems, Inc.
6.250% due 03/31/2023		$36,291	34,255
6.625% due 02/15/2025		4,984	4,697
8.000% due 03/15/2026		6,108	5,779
8.625% due 01/15/2024		6,708	6,581
Connect Finco SARL 6.750% due 10/01/2026		582	551
Constellation Brands, Inc. 1.092% (US0003M + 0.700%) due 11/15/2021 ~		900	900
Corning, Inc. 5.450% due 11/15/2079		600	718
Corp. GEO S.A.B. de C.V
8.875% due 03/27/2022 ^«(c)		1,200	0
9.250% due 06/30/2049		2,300	0
Cox Communications, Inc. 3.250% due 12/15/2022		1,589	1,676
CRH America, Inc. 5.750% due 01/15/2021		530	541
CSC Holdings LLC
4.125% due 12/01/2030		400	397
4.625% due 12/01/2030		200	195
6.500% due 02/01/2029		1,100	1,204
CVS Health Corp. 3.700% due 03/09/2023		8,661	9,310
CVS Pass-Through Trust 7.507% due 01/10/2032		76	94
D.R. Horton, Inc.
2.550% due 12/01/2020		580	584
4.375% due 09/15/2022		905	962
DAE Funding LLC
4.000% due 08/01/2020		29,867	29,751
4.500% due 08/01/2022		3,399	3,248
5.000% due 08/01/2024		407	383
5.250% due 11/15/2021		3,960	3,901
5.750% due 11/15/2023		1,854	1,773
Daimler Finance North America LLC
1.238% (US0003M + 0.880%) due 02/22/2022 ~		10,350	10,246
1.292% (US0003M + 0.900%) due 02/15/2022 ~		4,800	4,744
2.200% due 10/30/2021		1,800	1,825
2.550% due 08/15/2022		4,400	4,517
2.700% due 06/14/2024		400	414
3.400% due 02/22/2022		39,340	40,662

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.750% due 11/05/2021		1,100	1,138
3.875% due 09/15/2021		600	619
Danone S.A.
2.077% due 11/02/2021		900	916
3.000% due 06/15/2022		2,615	2,726
Dell International LLC
4.420% due 06/15/2021		13,515	13,893
5.450% due 06/15/2023		4,943	5,409
6.020% due 06/15/2026		800	918
Delta Air Lines Pass-Through Trust 6.718% due 07/02/2024		370	363
Delta Air Lines, Inc.
2.600% due 12/04/2020		7,830	7,744
7.000% due 05/01/2025		6,970	7,202
Diamond Resorts International, Inc. 7.750% due 09/01/2023		2,817	2,706
DISH DBS Corp. 6.750% due 06/01/2021		5,210	5,316
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020		300	302
DP World PLC
2.375% due 09/25/2026	EUR	300	328
4.250% due 09/25/2030	GBP	200	243
eBay, Inc. 2.600% due 07/15/2022		$3,011	3,114
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		600	649
4.700% due 05/07/2050		1,400	1,608
Energy Transfer Operating LP
2.900% due 05/15/2025		372	381
3.750% due 05/15/2030		869	860
4.250% due 03/15/2023		290	306
4.650% due 06/01/2021		640	654
5.000% due 05/15/2050		791	750
5.200% due 02/01/2022		1,050	1,099
Energy Transfer Partners LP
5.000% due 10/01/2022		1,900	2,024
5.875% due 03/01/2022		380	401
Equifax, Inc.
1.262% (US0003M + 0.870%) due 08/15/2021 ~		544	543
3.600% due 08/15/2021		122	126
ERAC USA Finance LLC
2.600% due 12/01/2021		375	380
3.300% due 10/15/2022		700	725
4.500% due 08/16/2021		1,760	1,817
5.250% due 10/01/2020		1,565	1,579
Eurofins Scientific SE 2.250% due 01/27/2022	EUR	1,100	1,256
Exela Intermediate LLC 10.000% due 07/15/2023		$124	31
Expedia Group, Inc.
6.250% due 05/01/2025		3,058	3,272
7.000% due 05/01/2025		1,282	1,336
F-Brasile SpA 7.375% due 08/15/2026		300	232
Flex Ltd. 4.875% due 06/15/2029		117	129
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020		200	200
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020		90	90
5.750% due 02/15/2021		708	728
Gap, Inc.
8.375% due 05/15/2023		1,234	1,349
8.625% due 05/15/2025		5,441	5,784
8.875% due 05/15/2027		2,775	2,988
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		4,429	4,370
General Electric Co.
3.150% due 09/07/2022		44	46
4.250% due 05/01/2040		389	383
4.350% due 05/01/2050		420	417
5.500% due 06/07/2021	GBP	166	212
5.550% due 01/05/2026		$439	510
5.875% due 01/14/2038		84	94
6.150% due 08/07/2037		14	16
6.250% due 09/29/2020	GBP	756	948
6.875% due 01/10/2039		$28	34
General Motors Co.
1.210% (US0003M + 0.900%) due 09/10/2021 ~		190	188
6.800% due 10/01/2027 (k)		516	602
Glencore Finance Canada Ltd. 4.950% due 11/15/2021		1,670	1,744
Global Payments, Inc. 2.650% due 02/15/2025		314	334

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,798	3,606
5.106% due 03/15/2034		4,883	6,659
HCA, Inc.
3.500% due 09/01/2030		$1,120	1,080
4.750% due 05/01/2023		576	625
Heathrow Funding Ltd. 4.875% due 07/15/2023		1,600	1,644
Hewlett Packard Enterprise Co.
2.093% (US0003M + 0.720%) due 10/05/2021 ~		10,800	10,782
3.500% due 10/05/2021		4,700	4,850
Huntsman International LLC 5.125% due 11/15/2022		2,185	2,316
Hyundai Capital America 1.108% due 09/18/2020 •		890	888
iHeartCommunications, Inc.
6.375% due 05/01/2026		4,419	4,385
8.375% due 05/01/2027		3,634	3,337
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,100	1,234
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)		600	665
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,474	1,502
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,556	1,586
IHS Markit Ltd.
4.000% due 03/01/2026		15	17
5.000% due 11/01/2022		200	215
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,800	2,803
3.750% due 07/21/2022		6,390	6,674
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(c)		680	172
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)		2,750	1,574
8.000% due 02/15/2024		10,525	10,692
8.500% due 10/15/2024 ^(c)		8,250	4,987
9.750% due 07/15/2025 ^(c)		4,386	2,701
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(c)		6,418	465
International Flavors & Fragrances, Inc. 3.400% due 09/25/2020		500	503
Interpublic Group of Cos., Inc.
3.500% due 10/01/2020		580	584
3.750% due 10/01/2021		900	934
4.000% due 03/15/2022		1,066	1,112
IQVIA, Inc.
2.875% due 09/15/2025	EUR	100	113
3.250% due 03/15/2025		100	114
Japan Tobacco, Inc. 2.000% due 04/13/2021		$1,700	1,711
JT International Financial Services BV 3.500% due 09/28/2023		1,300	1,400
Kinder Morgan Energy Partners LP 5.300% due 09/15/2020		300	303
Komatsu Finance America, Inc.
2.118% due 09/11/2020		600	601
2.437% due 09/11/2022		1,540	1,580
Kraft Heinz Foods Co.
2.800% due 07/02/2020		287	287
3.000% due 06/01/2026		2,542	2,572
3.750% due 04/01/2030		3,900	4,029
3.875% due 05/15/2027		2,541	2,659
3.950% due 07/15/2025		220	235
4.250% due 03/01/2031		2,210	2,348
Lamar Media Corp. 3.750% due 02/15/2028		383	362
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,836	1,588
4.500% due 08/15/2025		967	501
Leidos, Inc.
3.625% due 05/15/2025		120	131
4.375% due 05/15/2030		212	239
Level 3 Financing, Inc.
3.400% due 03/01/2027		238	252
3.875% due 11/15/2029		1,032	1,090
LifePoint Health, Inc. 4.375% due 02/15/2027		50	47
Marriott International, Inc. 4.625% due 06/15/2030		236	246
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		588	604
Masco Corp.
3.500% due 04/01/2021		290	294
5.950% due 03/15/2022		464	501

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Mattel, Inc. 5.875% due 12/15/2027		92	96
McCormick & Co., Inc. 3.900% due 07/15/2021		2,080	2,130
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		2,570	2,575
5.625% due 07/17/2027		200	203
MGM China Holdings Ltd. 5.875% due 05/15/2026		200	206
Microchip Technology, Inc. 3.922% due 06/01/2021		3,896	3,973
Micron Technology, Inc.
4.185% due 02/15/2027		588	652
4.640% due 02/06/2024		3,100	3,429
4.663% due 02/15/2030		1,425	1,666
5.327% due 02/06/2029		838	1,004
Mitchells & Butlers Finance PLC
0.763% (US0003M + 0.450%) due 12/15/2030 ~		6,560	5,856
6.013% due 12/15/2030	GBP	326	435
Moody's Corp. 3.250% due 05/20/2050		$52	56
Mylan NV 3.150% due 06/15/2021		4,687	4,785
NCL Corp. Ltd. 3.625% due 12/15/2024		111	68
Netflix, Inc.
3.625% due 05/15/2027	EUR	600	704
3.625% due 06/15/2030		1,900	2,201
3.875% due 11/15/2029		3,109	3,679
4.625% due 05/15/2029		1,600	2,001
4.875% due 06/15/2030		$1,400	1,499
5.375% due 11/15/2029		410	451
Nielsen Co. Luxembourg SARL 5.500% due 10/01/2021		136	136
Noble Holding International Ltd. 7.875% due 02/01/2026		4,905	1,293
NVR, Inc. 3.000% due 05/15/2030		530	554
NXP BV
2.700% due 05/01/2025		106	112
3.150% due 05/01/2027		160	170
3.400% due 05/01/2030		212	229
3.875% due 09/01/2022		3,199	3,383
4.125% due 06/01/2021		4,049	4,171
4.300% due 06/18/2029		900	1,023
4.625% due 06/15/2022		1,200	1,279
4.625% due 06/01/2023		4,200	4,610
4.875% due 03/01/2024		4,800	5,363
5.350% due 03/01/2026		4,100	4,880
5.550% due 12/01/2028		2,100	2,555
Occidental Petroleum Corp. 1.842% (US0003M + 1.450%) due 08/15/2022 ~		1,366	1,257
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (f)(i)		920	3
ONEOK Partners LP 3.375% due 10/01/2022		1,400	1,451
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		464	473
7.375% due 06/01/2025		191	194
Pacific Drilling SA 8.375% due 10/01/2023		3,950	1,000
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		1,640	1,650
Pan American Energy LLC 28.216% (BADLARPP) due 11/20/2020 ~	ARS	88,562	799
Panasonic Corp. 2.536% due 07/19/2022		$6,000	6,178
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		879	905
PayPal Holdings, Inc.
2.300% due 06/01/2030		514	535
3.250% due 06/01/2050		499	546
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		1,300	1,359
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		1,178	1,209
3.650% due 07/29/2021		62	63
Pernod Ricard S.A.
4.250% due 07/15/2022		1,800	1,922
4.450% due 01/15/2022		5,000	5,281
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		3,300	96
5.500% due 04/12/2037 ^(c)		4,350	126
6.000% due 05/16/2024 ^(c)		1,810	52
6.000% due 11/15/2026 ^(c)		3,434	100
9.000% due 11/17/2021 ^(c)		100	3

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

9.750% due 05/17/2035 ^(c)		840	25
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	300	267
5.350% due 02/12/2028		$40	34
5.950% due 01/28/2031		5,294	4,375
6.490% due 01/23/2027		2,620	2,394
6.500% due 03/13/2027		1,340	1,211
6.500% due 01/23/2029		13,475	11,770
6.750% due 09/21/2047		70	54
6.840% due 01/23/2030		4,819	4,234
6.950% due 01/28/2060		3,800	2,926
7.690% due 01/23/2050		1,050	872
Petronas Capital Ltd.
3.500% due 04/21/2030		600	668
4.550% due 04/21/2050		1,400	1,782
4.800% due 04/21/2060		1,200	1,654
PetSmart, Inc. 5.875% due 06/01/2025		99	100
Prime Security Services Borrower LLC 6.250% due 01/15/2028		900	850
PTC, Inc.
3.625% due 02/15/2025		366	364
4.000% due 02/15/2028		175	174
QVC, Inc.
4.375% due 03/15/2023		5,556	5,583
4.850% due 04/01/2024		2,853	2,886
RAC Bond Co. PLC 4.565% due 05/06/2046	GBP	4,000	5,064
Radiate Holdco LLC 6.875% due 02/15/2023		$9	9
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		4,200	4,329
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	1,175	1,379
RELX Capital, Inc. 3.000% due 05/22/2030		$144	156
Reynolds American, Inc. 4.000% due 06/12/2022		450	476
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		3,432	3,529
11.500% due 06/01/2025		5,300	5,529
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,991	3,309
6.250% due 03/15/2022		2,200	2,346
Sands China Ltd.
3.800% due 01/08/2026		1,200	1,239
4.375% due 06/18/2030		1,000	1,045
4.600% due 08/08/2023		1,000	1,055
5.125% due 08/08/2025		1,600	1,739
5.400% due 08/08/2028		1,800	1,993
Sensata Technologies, Inc. 4.375% due 02/15/2030		206	204
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		437	454
Southwest Airlines Co.
4.750% due 05/04/2023		611	631
5.125% due 06/15/2027		1,473	1,529
5.250% due 05/04/2025		516	545
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		322	320
Spirit AeroSystems, Inc. 1.113% (US0003M + 0.800%) due 06/15/2021 ~		408	380
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		313	317
4.738% due 09/20/2029		4,100	4,453
5.152% due 09/20/2029		10,190	11,755
Staples, Inc. 7.500% due 04/15/2026		104	82
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		400	408
Suntory Holdings Ltd. 2.550% due 06/28/2022		1,300	1,338
Syngenta Finance NV
3.933% due 04/23/2021		7,100	7,170
4.441% due 04/24/2023		5,900	6,197
4.892% due 04/24/2025		700	736
5.182% due 04/24/2028		3,600	3,844
T-Mobile USA, Inc. 3.750% due 04/15/2027		11,000	12,218
TEGNA, Inc. 4.625% due 03/15/2028		760	704
Telefonica Emisiones S.A. 5.462% due 02/16/2021		352	362
Tenet Healthcare Corp. 4.625% due 07/15/2024		27	26

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	3,596	4,031
2.200% due 07/21/2021		$12,273	12,051
6.000% due 01/31/2025	EUR	1,200	1,428
Texas Eastern Transmission LP 4.125% due 12/01/2020		$400	402
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		500	499
Times Square Hotel Trust 8.528% due 08/01/2026		192	209
Topaz Solar Farms LLC
4.875% due 09/30/2039		559	619
5.750% due 09/30/2039		4,340	5,146
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		8,230	8,324
Transocean Guardian Ltd. 5.875% due 01/15/2024		473	418
Transocean Pontus Ltd. 6.125% due 08/01/2025		33	29
Transocean, Inc.
7.250% due 11/01/2025		1,482	830
7.500% due 01/15/2026		1,268	704
8.000% due 02/01/2027		1,461	827
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		162	167
Triumph Group, Inc.
5.250% due 06/01/2022		132	113
6.250% due 09/15/2024		425	362
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	551
UAL Pass-Through Trust 6.636% due 01/02/2024		972	842
United Group BV
3.125% due 02/15/2026	EUR	2,600	2,768
3.250% due 02/15/2026 •		1,000	1,074
3.625% due 02/15/2028		2,900	3,066
4.875% due 07/01/2024		7,040	7,879
Univision Communications, Inc.
5.125% due 05/15/2023		$2,468	2,498
5.125% due 02/15/2025		11,657	11,016
6.625% due 06/01/2027		2,464	2,362
9.500% due 05/01/2025		777	827
Vail Resorts, Inc. 6.250% due 05/15/2025		332	349
Valaris PLC
5.750% due 10/01/2044 ^(c)		2,152	171
7.750% due 02/01/2026 ^(c)		340	27
Vale Overseas Ltd.
6.250% due 08/10/2026		1,677	1,975
6.875% due 11/21/2036		406	532
6.875% due 11/10/2039		1,200	1,571
Vale S.A. 3.750% due 01/10/2023	EUR	800	932
ViaSat, Inc.
5.625% due 09/15/2025		$52	50
5.625% due 04/15/2027		103	106
Viterra, Inc. 5.950% due 08/01/2020		380	382
VMware, Inc.
2.950% due 08/21/2022		13,670	14,147
3.900% due 08/21/2027		5,380	5,703
4.700% due 05/15/2030		105	116
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~		6,700	6,704
1.375% (US0003M + 0.940%) due 11/12/2021 ~		6,900	6,880
4.000% due 11/12/2021		8,200	8,540
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~		5,310	5,310
Western Midstream Operating LP
2.161% (US0003M + 0.850%) due 01/13/2023 ~		502	461
5.250% due 02/01/2050		376	328
Wyndham Destinations, Inc.
3.900% due 03/01/2023		2,458	2,300
4.250% due 03/01/2022		34	34
4.625% due 03/01/2030		509	472
5.400% due 04/01/2024		639	619
5.750% due 04/01/2027		2,155	2,082
Wynn Macau Ltd. 5.125% due 12/15/2029		600	583
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,873	2,047
YPF S.A.
30.917% (BADLARPP + 4.000%) due 09/24/2020 «~	ARS	72,680	660
33.088% (BADLARPP + 6.000%) due 03/04/2021 ~		54,780	508
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$5,906	5,615

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.125% due 03/01/2028		946	922
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~		780	780
3.150% due 04/01/2022		108	112
3.375% due 11/30/2021		100	103
			943,216
UTILITIES 3.3%
American Electric Power Co., Inc.
2.150% due 11/13/2020		850	855
3.650% due 12/01/2021		750	782
American Transmission Systems, Inc. 5.250% due 01/15/2022		400	424
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		300	310
BG Energy Capital PLC 4.000% due 10/15/2021		900	934
British Telecommunications PLC 4.500% due 12/04/2023		332	368
CenturyLink, Inc. 4.000% due 02/15/2027		710	689
CNOOC Finance Ltd. 4.250% due 01/26/2021		200	203
Edison International
2.400% due 09/15/2022		1,003	1,017
2.950% due 03/15/2023		50	51
3.125% due 11/15/2022		881	908
3.550% due 11/15/2024		978	1,034
5.750% due 06/15/2027		570	655
Emera U.S. Finance LP 2.700% due 06/15/2021		262	267
Enable Midstream Partners LP 4.950% due 05/15/2028		77	72
Exelon Corp. 5.150% due 12/01/2020		400	403
Exelon Generation Co. LLC 4.000% due 10/01/2020		670	670
Frontier Communications Corp. 8.000% due 04/01/2027		890	905
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,115	1,164
6.000% due 11/27/2023		7,815	8,698
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	7,960	9,319
6.510% due 03/07/2022		$180	193
8.625% due 04/28/2034		300	459
ITC Holdings Corp. 2.700% due 11/15/2022		490	511
LG&E & KU Energy LLC
3.750% due 11/15/2020		1,665	1,671
4.375% due 10/01/2021		1,200	1,241
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		1,808	1,878
NextEra Energy Capital Holdings, Inc. 3.625% due 06/15/2023		1,300	1,390
NiSource, Inc. 2.650% due 11/17/2022		550	575
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		356	305
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,840	552
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		24	20
ONEOK, Inc. 4.250% due 02/01/2022		210	217
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(c)		2,350	2,570
2.950% due 03/01/2026 ^(c)		3,735	4,035
3.250% due 09/15/2021 ^(c)		1,289	1,410
3.250% due 06/15/2023 ^(c)		7,095	7,724
3.300% due 03/15/2027 ^(c)		1,510	1,643
3.300% due 12/01/2027 ^(c)		6,710	7,276
3.400% due 08/15/2024 ^(c)		2,044	2,256
3.500% due 10/01/2020 ^(c)		5,631	6,146
3.500% due 06/15/2025 ^(c)		2,826	3,124
3.750% due 02/15/2024 ^(c)		1,442	1,603
3.750% due 08/15/2042 ^(c)		140	145
3.850% due 11/15/2023 ^(c)		528	588
4.000% due 12/01/2046 ^(c)		32	34
4.250% due 05/15/2021 ^(c)		1,928	2,108
4.300% due 03/15/2045 ^(c)		479	530
4.450% due 04/15/2042 ^(c)		888	992
4.500% due 12/15/2041 ^(c)		432	478
4.600% due 06/15/2043 ^(c)		132	149
4.750% due 02/15/2044 ^(c)		645	762

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

5.125% due 11/15/2043 ^(c)	1,859	2,197
5.400% due 01/15/2040 ^(c)	4,280	5,118
5.800% due 03/01/2037 ^(c)	3,702	4,427
6.050% due 03/01/2034 ^(c)	9,428	11,257
6.250% due 03/01/2039 ^(c)	1,143	1,368
6.350% due 02/15/2038 ^(c)	1,982	2,377
Pacific Gas and Electric Co.
4.250% due 08/01/2023	2,636	3,015
4.650% due 08/01/2028	800	963
Petrobras Global Finance BV
5.093% due 01/15/2030	17,644	17,609
6.125% due 01/17/2022	8,522	8,957
Rio Oil Finance Trust
8.200% due 04/06/2028	400	403
9.250% due 07/06/2024	828	849
9.750% due 01/06/2027	165	171
San Diego Gas & Electric Co. 3.750% due 06/01/2047	24	28
Southern California Edison Co.
2.850% due 08/01/2029	140	148
3.650% due 03/01/2028	30	34
3.650% due 02/01/2050	373	412
3.875% due 06/01/2021	780	798
5.750% due 04/01/2035	58	79
6.000% due 01/15/2034	18	24
6.650% due 04/01/2029	187	232
Southern California Gas Co. 5.125% due 11/15/2040	12	16
Sprint Communications, Inc.
6.000% due 11/15/2022	3,026	3,196
7.000% due 08/15/2020	9,090	9,142
11.500% due 11/15/2021	1,800	1,998
Sprint Corp.
7.125% due 06/15/2024	5,635	6,373
7.250% due 09/15/2021	9,772	10,256
7.625% due 03/01/2026	122	144
7.875% due 09/15/2023	9,010	10,159
Talen Energy Supply LLC 6.625% due 01/15/2028	244	239
Transocean Phoenix Ltd. 7.750% due 10/15/2024	32	30
Transocean Proteus Ltd. 6.250% due 12/01/2024	7	6
Transocean Sentry Ltd. 5.375% due 05/15/2023	500	430
		184,768
Total Corporate Bonds & Notes (Cost $2,172,201)		2,173,467
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024	200	336
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(c)	130	18
Total Convertible Bonds & Notes (Cost $457)		354
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	70	73
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	25	28
7.350% due 07/01/2035	20	23
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	125	127
		251
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.000% due 07/01/2028 ^(c)	10	7
5.250% due 07/01/2037 ^(c)	60	42
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(c)	20	14
5.700% due 07/01/2023 ^(c)	100	66
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(c)	40	28

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

6.000% due 07/01/2039 ^(c)	30	21
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(c)	95	60
5.750% due 07/01/2041 ^(c)	100	64
6.500% due 07/01/2040 ^(c)	15	10
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(c)	225	142
5.500% due 07/01/2039 ^(c)	300	197
		651
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	705	708
Total Municipal Bonds & Notes (Cost $1,279)		1,610
U.S. GOVERNMENT AGENCIES 49.5%
Fannie Mae
0.518% due 09/25/2042 •	7	7
4.060% due 09/01/2037 •	2,371	2,473
6.000% due 04/25/2043	6	7
Freddie Mac
0.864% due 01/25/2031 ~(a)	281,039	9,867
2.995% due 12/25/2047 ~	1,887	1,989
3.026% due 10/25/2046 ~	1,543	1,689
3.500% due 11/01/2046	1,303	1,418
4.000% due 08/01/2047	3,766	4,022
Ginnie Mae
3.125% due 12/20/2045 •(l)	2,443	2,542
3.250% due 07/20/2045 - 09/20/2045 •	4,762	4,952
5.000% due 01/20/2049	47	52
5.500% due 12/20/2048	1,136	1,230
Ginnie Mae, TBA 5.000% due 07/01/2050	55,500	60,291
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	30,494	32,271
3.500% due 09/01/2047 - 02/01/2050	45,590	48,319
3.500% due 03/01/2048 (l)	47,454	50,106
4.000% due 04/01/2047 - 02/01/2050	637,627	675,751
4.000% due 09/01/2049 (l)	2,628	2,785
4.500% due 07/01/2023 - 05/01/2049	4,390	4,723
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	872,400	907,014
3.000% due 09/01/2050	192,600	202,161
3.500% due 07/01/2050 - 08/01/2050	559,752	588,731
4.000% due 07/01/2050 - 08/01/2050	176,531	187,140
4.500% due 08/01/2050	13,000	13,974
Total U.S. Government Agencies (Cost $2,780,489)		2,803,514
U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.750% due 08/15/2047 (p)	1,000	1,306
3.000% due 08/15/2048	80	110
3.000% due 02/15/2049	10	14
U.S. Treasury Inflation Protected Securities (h)
0.125% due 10/15/2024 (n)	20,291	21,278
0.250% due 07/15/2029 (l)(n)(p)	67,581	74,010
0.375% due 01/15/2027 (n)(p)	2,929	3,161
0.375% due 07/15/2027 (n)	797	867
0.625% due 02/15/2043 (p)	446	527
0.750% due 07/15/2028 (l)(n)	31,929	36,035
0.875% due 01/15/2029 (l)(n)(p)	31,416	35,830
1.000% due 02/15/2048 (p)	728	964
1.000% due 02/15/2049	13,554	18,126
U.S. Treasury Notes
0.625% due 05/15/2030 (l)	144,800	144,382
1.500% due 02/15/2030 (l)	182,000	196,759
2.375% due 05/15/2029 (l)	196,800	227,146
2.500% due 01/31/2025 (n)(p)	23,130	25,492
2.625% due 01/31/2026 (n)(p)	12,600	14,180
Total U.S. Treasury Obligations (Cost $749,644)		800,187
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust
3.406% due 10/25/2035 ^~	222	208
3.794% due 11/25/2035 ^~	116	99
4.237% due 08/25/2035 ~	145	140
American Home Mortgage Assets Trust
0.310% due 03/25/2047 •	4,200	3,232
0.375% due 12/25/2046 ^•	7,190	5,718
2.444% due 10/25/2046 •	4,750	3,814

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

American Home Mortgage Investment Trust
0.635% due 09/25/2035 •		1,471	1,369
2.265% due 12/25/2035 •		9,744	3,880
6.700% due 06/25/2036 þ		7,265	2,194
7.100% due 06/25/2036 þ		3,958	1,194
Ashford Hospitality Trust
1.435% due 04/15/2035 •		5,000	4,565
2.285% due 04/15/2035 •		5,000	4,398
BAMLL Re-REMIC Trust 6.013% due 06/17/2050 ~		217	164
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		3,002	1,365
Banc of America Commercial Mortgage Trust 6.016% due 02/10/2051 ~		822	879
Banc of America Funding Trust
0.380% due 10/20/2046 ^•		9,242	8,332
3.540% due 06/25/2034 ~		15	15
3.589% due 05/20/2036 ^~		105	91
4.124% due 09/20/2035 ^~		61	55
5.888% due 04/25/2037 ^þ		156	153
Banc of America Mortgage Trust
3.547% due 01/25/2036 ^~		27	25
3.845% due 11/20/2046 ^~		431	401
Barclays Commercial Mortgage Securities Trust
1.435% due 02/15/2033 •		1,275	1,202
2.235% due 02/15/2033 •		900	840
3.285% due 02/15/2033 •		5,800	5,372
BCAP LLC Trust
0.365% due 03/25/2037 •		468	421
3.496% due 03/27/2036 ~		1,013	818
3.924% due 10/26/2037 ~		2,625	2,618
6.500% due 06/26/2037 ~		8,168	3,381
Bear Stearns Adjustable Rate Mortgage Trust 3.737% due 01/25/2035 ~		5	5
Bear Stearns ALT-A Trust
3.643% due 11/25/2035 ^~		588	536
3.979% due 09/25/2047 ~		17,005	11,579
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~		184	187
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~		438	362
Brunel Residential Mortgage Securitisation PLC 0.886% due 01/13/2039 •	GBP	7,054	8,731
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		$4,444	4,647
CD Mortgage Trust 5.648% due 10/15/2048		4,520	4,637
Chase Mortgage Finance Trust
3.744% due 02/25/2037 ~		90	87
5.500% due 12/25/2022 ^		650	416
6.000% due 05/25/2036		16,354	11,941
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037		1,745	1,712
Citigroup Commercial Mortgage Trust 1.285% due 07/15/2030 •		2,921	2,783
Citigroup Mortgage Loan Trust 3.790% due 11/25/2038 ~		375	382
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^		75	75
COBALT CMBS Commercial Mortgage Trust 5.808% due 05/15/2046 ~		2,748	2,753
Countrywide Alternative Loan Trust
0.345% due 07/25/2036 •		5,741	5,664
0.355% due 11/25/2036 •		439	447
0.355% due 06/25/2046 •		65	68
0.365% due 04/25/2046 •		1,938	1,769
0.390% due 07/20/2046 ^•		137	102
0.470% due 09/20/2046 •		1,042	619
0.585% due 02/25/2036 •		195	137
0.700% due 11/20/2035 ^•		46	20
2.464% due 08/25/2046 •		136	120
2.884% due 11/25/2047 ^•		1,395	1,189
5.000% due 08/25/2035		3,586	2,943
5.500% due 04/25/2035		295	250
5.500% due 12/25/2035		338	329
5.500% due 03/25/2036 ^		54	37
6.000% due 12/25/2034		1,267	1,254
6.000% due 03/25/2036 ^		519	375
6.000% due 08/25/2036 •		387	389
6.000% due 03/25/2037 ^		1,062	590
6.000% due 05/25/2037 ^		471	268
Countrywide Home Loan Mortgage Pass-Through Trust
0.455% due 04/25/2035 •		261	251
0.825% due 03/25/2035 •		117	100
2.762% due 04/25/2035 ~		159	136
3.453% due 02/20/2036 ^~		66	57

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

3.664% due 09/20/2036 ^~		1,149	1,039
3.690% due 11/25/2037 ~		33,114	30,769
3.806% due 10/20/2034 ~		232	225
5.500% due 11/25/2035 ^		51	44
6.000% due 02/25/2037 ^		7,596	4,790
Countrywide Home Loan Reperforming REMIC Trust 0.545% due 03/25/2035 ^•		979	893
Credit Suisse Commercial Mortgage Trust 5.808% due 01/15/2049 ~		15,000	17,852
Credit Suisse First Boston Mortgage Securities Corp.
1.633% due 03/25/2032 ~		42	38
6.000% due 01/25/2036 ^		261	224
Credit Suisse Mortgage Capital Certificates
3.000% due 04/27/2030		5,824	5,877
3.522% due 08/26/2058		3,316	3,419
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		47,502	40,502
Credit Suisse Mortgage Capital Trust 4.030% due 07/25/2050		13,982	13,777
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.335% due 03/25/2037 ^•		324	299
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.869% due 10/25/2036 ^þ		100	95
5.886% due 10/25/2036 ^þ		100	95
Downey Savings & Loan Association Mortgage Loan Trust 0.504% due 10/19/2036 ^•		331	241
Dragon Finance BV 1.794% due 07/13/2023 •	GBP	2,695	3,255
Eurosail PLC 0.893% due 09/13/2045 •		2,673	3,178
Finsbury Square PLC
1.023% due 03/16/2070 •		30,624	37,719
1.166% due 06/16/2069 •		5,059	6,265
First Horizon Asset Securities, Inc. 3.812% due 02/25/2036 ~		$79	71
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037 ^		110	74
FWD Securitization Trust 2.810% due 06/25/2049 ~		1,112	1,142
GSMPS Mortgage Loan Trust 3.963% due 06/25/2034 ~		2,400	2,285
GSR Mortgage Loan Trust 3.842% due 11/25/2035 ~		13	13
HarborView Mortgage Loan Trust 2.590% due 06/19/2045 ^•		891	523
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		10,318	10,433
Impac CMB Trust 5.216% due 12/25/2032 þ		336	348
Impac Secured Assets Corp. 0.505% due 03/25/2036 •		2,586	1,305
IMT Trust
0.885% due 06/15/2034 •		271	266
1.135% due 06/15/2034 •		296	281
1.285% due 06/15/2034 •		181	165
IndyMac Mortgage Loan Trust
3.436% due 05/25/2037 ^~		1,832	1,645
3.531% due 05/25/2037 ^~		1,932	1,433
3.555% due 09/25/2035 ^~		80	65
3.844% due 08/25/2037 ~		232	225
JPMorgan Alternative Loan Trust
3.404% due 12/25/2036 ~		78	76
3.584% due 10/25/2036 ~		8,711	7,215
3.706% due 05/25/2036 ^~		164	116
3.824% due 12/25/2035 ^~		680	561
JPMorgan Chase Commercial Mortgage Securities Trust
5.855% due 06/12/2043 ~		4,060	4,041
6.095% due 05/15/2045 ~		2,282	2,255
6.374% due 02/12/2051 ~		5,165	5,206
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		33	33
3.391% due 08/25/2036 ^~		1,150	1,013
3.394% due 06/25/2037 ^~		437	355
3.620% due 05/25/2036 ~		440	388
6.500% due 09/25/2035		250	236
Lanark Master Issuer PLC 1.128% due 12/22/2069 •		8,436	8,461
Lavender Trust 6.250% due 10/26/2036		1,415	1,083
Lehman Mortgage Trust
6.000% due 08/25/2036 ^		705	694
6.000% due 09/25/2037 ^		208	210
Lehman XS Trust 0.375% due 09/25/2046 •		273	268
MASTR Adjustable Rate Mortgages Trust 0.395% due 04/25/2046 •		419	370

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

MASTR Alternative Loan Trust 6.750% due 07/25/2036		444	255
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		2,273	2,201
Merrill Lynch Alternative Note Asset Trust
0.338% due 02/25/2037 •		35	36
0.485% due 03/25/2037 •		717	278
Merrill Lynch Mortgage Investors Trust
0.665% due 08/25/2035 •		1,900	1,594
4.320% due 11/25/2035 •		75	73
Merrill Lynch Mortgage Trust
5.585% due 11/12/2037 ~		2,249	2,239
Morgan Stanley Capital Trust
5.682% due 10/12/2052 ~		2,855	2,843
6.215% due 06/11/2042 ~		4,427	4,589
Morgan Stanley Mortgage Loan Trust 3.324% due 07/25/2035 ^~		29	28
Mortgage Equity Conversion Asset Trust 0.670% due 01/25/2042 •		13,138	12,633
Motel 6 Trust
1.105% due 08/15/2034 •		1,294	1,272
1.375% due 08/15/2034 •		2,969	2,860
2.335% due 08/15/2034 •		321	303
New Century Home Equity Loan Trust 3.500% due 10/25/2059 ~		4,299	4,574
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.375% due 06/25/2037 •		5,433	4,254
3.913% due 04/25/2036 ^~		3,364	2,883
Nomura Resecuritization Trust
0.368% due 12/26/2035 •		9,619	8,605
1.085% due 01/25/2037 •		35,126	33,818
Pepper Residential Securities Trust 1.094% due 11/18/2060 •		4,647	4,625
RBSSP Resecuritization Trust 3.739% due 01/26/2036 ~		6,100	5,711
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	3,716	2,743
Residential Accredit Loans, Inc. Trust
0.345% due 01/25/2037 •		$18,722	17,253
0.375% due 07/25/2036 •		252	238
2.354% due 09/25/2046 •		4,986	4,398
2.864% due 09/25/2045 •		321	294
6.000% due 09/25/2036 ^		517	355
Residential Funding Mortgage Securities, Inc. Trust 4.969% due 08/25/2036 ^~		83	75
RESIMAC Bastille Trust 1.104% due 09/05/2057 •		3,501	3,486
RMAC PLC 0.898% due 06/12/2046 •	GBP	382	468
Sequoia Mortgage Trust 0.970% due 09/20/2034 •		$622	594
Silverstone Master Issuer PLC 1.679% due 01/21/2070 •		3,357	3,361
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 02/25/2037 •		4,956	4,569
4.054% due 09/25/2035 ~		353	335
Structured Asset Mortgage Investments Trust
0.445% due 03/25/2037 •		1,457	726
0.725% due 08/25/2035 •		450	445
Structured Asset Securities Corp.
0.435% due 07/25/2035 •		20,271	18,298
0.445% due 05/25/2043 •		12,150	10,639
Structured Asset Securities Corp. Mortgage Loan Trust 0.435% due 05/25/2036 •		20,630	16,189
Sutherland Commercial Mortgage Loans 3.192% due 05/25/2037 ~		1,574	1,569
TBW Mortgage-Backed Trust
0.365% due 01/25/2037 •		18,283	6,357
5.970% due 09/25/2036 ^þ		473	26
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	46,263	57,177
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		27,415	33,977
Twin Bridges PLC 1.078% due 09/12/2050 •		911	1,119
Uropa Securities PLC
0.402% due 06/10/2059 •		979	1,155
0.552% due 06/10/2059 •		239	270
0.752% due 06/10/2059 •		187	216
0.952% due 06/10/2059 •		199	225
1.016% due 10/10/2040 •		3,561	3,939
Wachovia Bank Commercial Mortgage Trust
5.438% due 11/15/2048 ~		$2,065	2,057
5.843% due 02/15/2051 ~		888	705
WaMu Commercial Mortgage Securities Trust
3.288% due 11/23/2043 ~		2,200	2,237

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

4.417% due 03/23/2045 ~		12,845	13,079
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 11/25/2045 •		570	539
2.501% due 12/25/2046 •		234	212
2.704% due 11/25/2042 •		77	72
3.504% due 02/25/2037 ^~		349	306
4.351% due 09/25/2033 ~		58	55
Warwick Finance Residential Mortgages PLC 1.682% due 09/21/2049 •	GBP	3,656	4,533
Wells Fargo Commercial Mortgage Trust
1.035% due 12/13/2031 •		$5,100	4,847
1.285% due 12/13/2031 •		4,200	3,850
2.029% due 12/13/2031 •		100	83
Wells Fargo Mortgage-Backed Securities Trust
3.995% due 04/25/2036 ^~		1,321	1,248
4.427% due 11/25/2037 ^~		381	343
4.620% due 09/25/2033 ~		53	53
Total Non-Agency Mortgage-Backed Securities (Cost $710,637)			668,730
ASSET-BACKED SECURITIES 19.0%
Aames Mortgage Trust
6.950% due 11/25/2031 þ		1,575	1,448
7.150% due 01/25/2032 þ		368	353
AccessLex Institute 1.426% due 09/26/2033 •		4,353	4,155
Accredited Mortgage Loan Trust 0.445% due 09/25/2036 •		2,621	2,522
ACE Securities Corp. Home Equity Loan Trust 0.950% due 08/25/2035 •		110	110
Adams Mill CLO Ltd. 2.319% due 07/15/2026 •		152	151
Aircraft Certificate Owner Trust 7.001% due 09/20/2022		84	84
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	14,300	15,853
Ameriquest Mortgage Securities Trust 0.525% due 04/25/2036 •		$6,484	6,376
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.460% due 05/25/2033 •		2,083	2,036
1.535% due 03/25/2033 •		270	264
3.396% due 06/25/2033 ^•		2,414	2,310
Argent Securities Trust
0.335% due 06/25/2036 •		1,332	490
0.375% due 03/25/2036 •		7,040	6,384
0.425% due 07/25/2036 •		1,219	512
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.135% due 05/25/2034 •		793	686
Aspen Funding Ltd. 2.911% due 07/10/2037 •		596	596
Ayresome CDO Ltd. 0.648% due 12/08/2045 •		3,268	3,076
Babson CLO Ltd. 2.285% due 07/20/2025 •		154	154
Bear Stearns Asset-Backed Securities Trust
0.425% due 06/25/2047 •		977	964
0.535% due 06/25/2047 •		25,753	19,180
1.785% due 10/25/2037 •		22,194	20,482
2.135% due 08/25/2035 •		9,323	7,826
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	3,363	3,757
Capitalsource Real Estate Loan Trust
2.238% due 01/20/2037 •		$118	117
2.498% due 01/20/2037 •		1,650	1,568
2.598% due 01/20/2037 •		650	607
2.698% due 01/20/2037 •		400	374
Carrington Mortgage Loan Trust
0.685% due 09/25/2035 •		2,207	2,202
0.845% due 06/25/2035 •		32,581	31,143
1.985% due 05/25/2035 •		15,328	10,489
Castle Park CLO DAC 0.780% due 01/15/2028 •	EUR	1,678	1,873
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		$6,284	5,930
Cavendish Square Funding PLC
0.292% due 02/11/2055 •	EUR	226	254
1.584% due 02/11/2055 •		5,000	5,344
Cent CLO Ltd. 2.289% due 10/15/2026 •		$16,250	16,050
Centex Home Equity Loan Trust 0.835% due 03/25/2033 •		2,493	2,385
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		14,373	13,782
Citigroup Mortgage Loan Trust, Inc.
0.475% due 11/25/2036 •		400	373
0.645% due 10/25/2035 ^•		800	720

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.845% due 02/25/2035 •		553	518
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	311	230
College Avenue Student Loans LLC
1.385% due 12/26/2047 •		$2,228	2,174
1.835% due 11/26/2046 •		1,064	1,057
4.130% due 12/26/2047		3,010	3,274
Conseco Finance Corp.
6.280% due 09/01/2030		4,552	4,744
7.500% due 03/01/2030 ~		3,392	1,996
Conseco Finance Securitizations Corp.
1.923% due 09/01/2033 •		4,928	4,872
7.954% due 12/01/2033 ~		5,578	5,930
Countrywide Asset-Backed Certificates
0.325% due 05/25/2037 •		4,287	3,947
0.325% due 06/25/2047 ^•		3,376	3,001
0.405% due 05/25/2037 •		42,631	38,849
0.425% due 04/25/2037 •		59	46
0.435% due 06/25/2047 •		300	270
0.535% due 03/25/2036 ^•		5,934	5,024
0.905% due 11/25/2035 •		854	829
Countrywide Asset-Backed Certificates Trust
0.315% due 04/25/2046 •		1,998	1,805
0.335% due 03/25/2047 ^•		84	82
0.425% due 03/25/2047 ^•		6,698	5,642
0.455% due 09/25/2046 •		1,695	1,225
0.925% due 08/25/2047 •		46,665	44,620
1.085% due 04/25/2035 •		3,797	3,798
1.760% due 12/25/2034 •		1,205	1,139
4.740% due 10/25/2035 ~		15	15
5.499% due 02/25/2035 ~		4,460	3,850
Credit Suisse Mortgage Capital Asset-Backed Trust 0.785% due 09/25/2037 •		215	209
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.653% due 12/15/2034 •		12,680	2,618
2.438% due 02/16/2041 •		128,899	5,725
Credit-Based Asset Servicing & Securitization LLC
0.785% due 07/25/2035 •		5,409	5,186
0.965% due 03/25/2034 •		239	233
Credit-Based Asset Servicing & Securitization Trust 0.335% due 07/25/2036 •		1,820	1,762
Crown Point CLO Ltd.
2.075% due 07/17/2028 •		400	394
2.305% due 10/20/2028 •		10,737	10,600
CWHEQ Revolving Home Equity Loan Resuritization Trust
0.425% due 12/15/2035 •		11,579	11,197
0.445% due 05/15/2034 •		2,507	2,460
CWHEQ Revolving Home Equity Loan Trust 0.415% due 02/15/2036 •		6,474	6,011
Denali Capital CLO LLC 2.041% due 10/26/2027 •		14,365	14,216
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		21,614	21,430
ECMC Group Student Loan Trust 1.235% due 05/25/2067 •		2,426	2,397
EFS Volunteer LLC 1.841% due 10/25/2035 •		1,874	1,837
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		17,817	17,301
EMC Mortgage Loan Trust 3.185% due 11/25/2030 •		4,518	4,324
First Franklin Mortgage Loan Trust
0.335% due 05/25/2036 •		4,164	3,768
0.425% due 04/25/2036 •		7,600	6,290
Fremont Home Loan Trust 0.325% due 11/25/2036 •		3,717	2,450
Glacier Funding CDO Ltd. 2.801% due 11/12/2042 •		3,387	3,365
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		12,035	12,174
GSAA Home Equity Trust
0.305% due 05/25/2047 •		1,430	991
0.405% due 03/25/2047 •		6,935	3,454
0.635% due 08/25/2037 •		292	287
0.835% due 06/25/2035 •		4,698	4,690
GSAMP Trust
0.325% due 03/25/2047 •		16,132	14,889
0.355% due 01/25/2037 •		2,011	1,918
0.425% due 09/25/2036 •		10,378	4,675
0.825% due 08/25/2033 •		8,901	8,519
0.935% due 01/25/2034 •		2,311	2,182
Harley Marine Financing LLC 5.682% due 05/15/2043 «		1,025	846
Harvest SBA Loan Trust 2.418% due 08/25/2044 •		9,958	9,576

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Hildene TruPS Securitization Ltd. 2.118% due 05/22/2039 •		72,037	68,075
Home Equity Loan Trust
0.375% due 04/25/2037 •		17,078	15,666
0.415% due 04/25/2037 •		1,334	1,261
Home Equity Mortgage Loan Asset-Backed Trust
0.375% due 06/25/2036 •		3,025	2,962
0.375% due 04/25/2037 •		7,372	5,277
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •		69	26
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		1,724	1,720
JPMorgan Mortgage Acquisition Corp.
0.770% due 01/25/2036 •		9,226	8,510
1.145% due 06/25/2035 •		6,629	5,952
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		1,440	1,383
Jubilee CLO BV 0.586% due 07/12/2028 •	EUR	2,450	2,706
Legacy Mortgage Asset Trust
1.930% due 01/28/2070 •		$17,296	17,162
3.438% due 05/25/2059 þ		1,133	1,142
3.750% due 04/25/2059 þ		4,543	4,658
Lehman XS Trust
0.305% due 02/25/2037 •		7,765	7,292
0.345% due 02/25/2037 •		3,165	2,931
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		17,300	17,134
Long Beach Mortgage Loan Trust
0.335% due 06/25/2036 •		9,236	5,121
0.335% due 09/25/2036 •		15,193	10,681
0.485% due 02/25/2036 •		8,841	7,660
0.815% due 01/25/2046 •		3,565	3,248
LP Credit Card ABS Master Trust 2.323% due 08/20/2024 •		5,407	5,502
Madison Park Funding Ltd. 2.395% due 07/20/2026 •		214	213
MASTR Asset-Backed Securities Trust 0.235% due 01/25/2037 •		311	104
Merrill Lynch Mortgage Investors Trust
0.688% due 04/25/2037 •		773	453
0.985% due 08/25/2035 •		1,284	1,165
METAL LLC 4.581% due 10/15/2042		3,213	2,393
Morgan Stanley ABS Capital, Inc. Trust
0.455% due 03/25/2036 •		5,355	5,204
0.890% due 12/25/2034 •		116	104
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		5,150	5,083
National Collegiate Student Loan Trust
0.505% due 10/27/2031 •		8,508	7,773
0.548% due 10/25/2033 •		5,645	5,202
0.665% due 12/26/2033 •		1,763	1,611
Navient Student Loan Trust 0.435% due 06/27/2067 •		430	430
Nelnet Student Loan Trust 1.085% due 06/27/2067 •		41,653	40,819
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.335% due 07/25/2036 •		27,608	26,367
0.515% due 10/25/2036 ^•		2,329	631
NovaStar Mortgage Funding Trust
0.505% due 05/25/2036 •		2,775	2,713
2.285% due 12/25/2034 •		74	70
Ocean Trails CLO 2.369% due 07/15/2028 •		2,237	2,214
Option One Mortgage Loan Trust Asset-Backed Certificates 0.875% due 11/25/2035 •		809	762
Oscar U.S. Funding LLC 2.490% due 08/10/2022		2,694	2,710
Ownit Mortgage Loan Trust 0.395% due 01/25/2037 •		2,548	2,490
Palisades CDO Ltd. 1.748% due 07/22/2039 •		18,197	17,876
Palmer Square Loan Funding Ltd. 1.920% due 10/24/2027 •		6,930	6,860
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.675% due 09/25/2035 •		12,188	11,599
1.220% due 05/25/2035 •		375	267
People's Choice Home Loan Securities Trust 1.130% due 05/25/2035 ^•		1,600	1,504
Quest Trust 0.475% due 08/25/2036 •		11,449	9,774
RAAC Trust 0.485% due 06/25/2044 •		2,584	2,309
Residential Asset Securities Corp. Trust
0.425% due 09/25/2036 •		4,909	4,807

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

0.455% due 07/25/2036 •		1,387	1,149
0.605% due 02/25/2036 •		1,500	1,363
0.835% due 09/25/2035 •		4,500	4,312
Saranac CLO Ltd. 1.906% due 06/22/2030 •		6,560	6,468
Saxon Asset Securities Trust
0.495% due 09/25/2037 •		8,496	8,004
1.935% due 12/25/2037 •		4,867	4,748
Saybrook Point CBO Ltd. 1.090% due 02/25/2036 •		826	823
Securitized Asset-Backed Receivables LLC Trust 0.475% due 12/25/2035 •		311	300
SLM Private Education Loan Trust 2.435% due 06/16/2042 •		1,914	1,919
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	382	429
0.019% due 01/25/2024 •		452	508
1.541% due 04/27/2026 •		$170	171
2.491% due 04/25/2023 •		2,915	2,875
SMB Private Education Loan Trust 2.340% due 09/15/2034		7,845	7,976
SoFi Professional Loan Program LLC
1.285% due 10/27/2036 •		225	224
2.630% due 07/25/2040		14,092	14,273
SoFi Professional Loan Program Trust 3.120% due 02/25/2048		2,063	2,077
Soundview Home Loan Trust
0.295% due 01/25/2037 •		11,045	8,842
0.335% due 03/25/2037 •		4,164	3,907
0.355% due 07/25/2037 •		7,503	6,620
0.385% due 06/25/2037 •		54,176	42,771
1.135% due 09/25/2037 •		1,095	961
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		7,471	7,566
Springleaf Funding Trust 2.680% due 07/15/2030		6,200	6,197
Sprite Ltd. 4.250% due 12/15/2037		3,325	2,787
St Paul's CLO DAC 0.850% due 08/20/2030 •	EUR	30,600	34,052
Structured Asset Securities Corp. Mortgage Loan Trust 0.565% due 12/25/2035 •		$5,556	5,426
Trainer Wortham First Republic CBO Ltd. 1.911% due 04/10/2037 •		2,868	2,805
Tralee CLO Ltd. 2.245% due 10/20/2028 •		1,500	1,478
TruPS Financials Note Securitization Ltd. 1.876% due 09/20/2039 •		5,966	5,548
Upstart Securitization Trust 2.897% due 09/20/2029		1,406	1,412
WAVE Trust 3.844% due 11/15/2042		7,435	6,590
Total Asset-Backed Securities (Cost $1,112,534)			1,074,048
SOVEREIGN ISSUES 5.3%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	35,905	333
3.375% due 01/15/2023 ^(c)	EUR	890	394
3.380% due 12/31/2038 ^(c)		190	81
3.750% due 12/31/2038 ^(c)		$2,288	908
3.875% due 01/15/2022 ^(c)	EUR	2,600	1,166
4.625% due 01/11/2023 ^(c)		$5,233	2,209
5.250% due 01/15/2028 ^(c)	EUR	17,000	7,282
5.625% due 01/26/2022 ^(c)		$460	192
5.875% due 01/11/2028 ^(c)		183	74
6.250% due 11/09/2047 ^(c)	EUR	100	43
6.875% due 01/26/2027 ^(c)		$300	122
6.875% due 01/11/2048 ^(c)		530	208
7.125% due 07/06/2036 ^(c)		150	59
7.500% due 04/22/2026 ^(c)		500	205
7.820% due 12/31/2033 ^(c)	EUR	853	416
15.500% due 10/17/2026	ARS	129,155	471
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		119,419	1,030
30.022% (BADLARPP) due 10/04/2022 ~		6,524	80
Autonomous City of Buenos Aires Argentina
29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		47,360	443
32.995% due 03/29/2024 ~		10,853	90
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	250	296
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$900	986
3.875% due 04/16/2050		5,700	6,759
Guatemala Government International Bond
5.375% due 04/24/2032		600	664
6.125% due 06/01/2050		800	929

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Indonesia Government International Bond 4.200% due 10/15/2050		3,000	3,360
Israel Government International Bond 3.800% due 05/13/2060		3,200	3,724
Mexico Government International Bond
3.900% due 04/27/2025		800	859
4.750% due 04/27/2032		2,400	2,652
5.000% due 04/27/2051		2,400	2,594
Paraguay Government International Bond 4.950% due 04/28/2031		938	1,049
Peru Government International Bond
2.392% due 01/23/2026		769	800
2.783% due 01/23/2031		1,525	1,629
5.350% due 08/12/2040	PEN	7,740	2,196
5.400% due 08/12/2034		8,416	2,506
5.940% due 02/12/2029		44,524	14,522
6.150% due 08/12/2032		4,776	1,547
6.350% due 08/12/2028		35,939	12,016
6.900% due 08/12/2037		26	9
6.950% due 08/12/2031		29,564	10,154
8.200% due 08/12/2026		32,136	11,729
Provincia de Buenos Aires
28.192% due 04/12/2025	ARS	21,052	155
32.817% due 05/31/2022		36,760	294
Qatar Government International Bond
3.875% due 04/23/2023		$300	322
4.400% due 04/16/2050		4,400	5,457
Russia Government International Bond
0.000% (RUONIA) due 04/24/2024 ~	RUB	2,210,301	30,965
7.150% due 11/12/2025		1,955,413	29,873
7.950% due 10/07/2026		766,427	12,252
Saudi Government International Bond
3.250% due 10/26/2026		$29,000	31,393
3.625% due 03/04/2028		1,000	1,101
4.000% due 04/17/2025		18,000	19,997
4.375% due 04/16/2029		2,200	2,563
Serbia Government International Bond 3.125% due 05/15/2027	EUR	1,998	2,353
South Africa Government International Bond
4.850% due 09/30/2029		$3,600	3,421
5.750% due 09/30/2049		2,400	2,094
Turkey Government International Bond
4.250% due 03/13/2025		25,200	23,556
4.625% due 03/31/2025	EUR	6,500	7,306
5.250% due 03/13/2030		$15,400	13,852
5.625% due 03/30/2021		700	714
7.625% due 04/26/2029		10,800	11,398
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		1,000	1,046
Ukraine Government International Bond
7.750% due 09/01/2020		200	201
7.750% due 09/01/2021		400	413
Venezuela Government International Bond
6.000% due 12/09/2020 (c)		408	26
7.000% due 03/31/2038 ^(c)		124	8
7.650% due 04/21/2025 ^(c)		3,123	196
8.250% due 10/13/2024 ^(c)		2,021	126
9.000% due 05/07/2023 ^(c)		268	17
9.250% due 09/15/2027 ^(c)		729	46
9.250% due 05/07/2028 ^(c)		2,886	180
11.750% due 10/21/2026 ^(c)		130	8
11.950% due 08/05/2031 ^(c)		6,600	412
12.750% due 08/23/2022 ^(c)		930	58
Total Sovereign Issues (Cost $326,259)			298,589
		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		2,065,869	2,149
iHeartMedia, Inc. «(d)		1,547	12
iHeartMedia, Inc. 'A' (d)		114,998	960
			3,121
CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment Corp. (d)		34,648	420

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		4,107	3
			423
ENERGY 0.0%
Dommo Energia S.A. (d)(k)		195,991	57
Dommo Energia S.A. «(d)(k)		974,599	224
Dommo Energia S.A. SP - ADR (d)		3,069	9
			290
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. «(d)		345,787	0
INDUSTRIALS 0.0%
McDermott International, Inc. «		244,191	903
Westmoreland Mining Holdings LLC «(d)(k)		2,935	22
			925
UTILITIES 0.0%
Eneva S.A. (d)(k)		43,806	362
Total Common Stocks (Cost $21,014)			5,122
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039		748,945	6,254
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		226,601	0
Total Warrants (Cost $13,296)			6,254
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)		2,200,000	2,561
Banco Santander S.A.
6.250% due 09/11/2021 •(i)(j)		500,000	539
6.750% due 04/25/2022 •(i)(j)		500,000	579
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)		3,600,000	4,316
			7,995
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(i)		5,673,000	4,463
Total Preferred Securities (Cost $14,033)			12,458
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	18,804	185
ARGENTINA TREASURY BILLS 0.4%
18.174% due 07/13/2020 - 10/29/2020 (e)(f)		737,600	7,112
28.142% due 07/31/2020 ~		8,184	82
30.365% due 08/28/2020 ~		946,408	9,137
32.786% due 09/18/2020 ~		672,300	6,397
			22,728
U.S. TREASURY BILLS 0.0%
0.148% due 09/03/2020 (f)(g)(p)		$810	810

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $23,144)		23,723
Total Investments in Securities (Cost $8,175,201)		8,092,980
	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	10,646,550	104,964
Total Short-Term Instruments (Cost $104,963)		104,964
Total Investments in Affiliates (Cost $104,963)		104,964
Total Investments 144.7% (Cost $8,280,164)		$8,197,944
Financial Derivative Instruments (m)(o) (0.0)%(Cost or Premiums, net $(1,187))		(1,923)
Other Assets and Liabilities, net (44.7)%		(2,531,488)
Net Assets 100.0%		$5,664,533

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/03/2019	$251	$281	0.01%
Eneva S.A.	12/21/2017 - 12/03/2019	203	362	0.01
General Motors Co.6.800% due 10/01/2027	05/07/2020	515	602	0.01
Westmoreland Mining Holdings LLC	03/26/2019	9	22	0.00
$978	$1,267	0.03%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.200%	03/20/2020	TBD(2)	$(54,009)	$(54,040)
0.250	04/23/2020	07/23/2020	(12,554)	(12,560)
DEU	0.250	04/16/2020	07/15/2020	(60,304)	(60,335)
JPS	0.140	06/17/2020	07/15/2020	(115,159)	(115,165)
0.140	06/23/2020	07/07/2020	(58,739)	(58,741)
Total Reverse Repurchase Agreements	$(300,841)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
GSC	0.030%	06/18/2020	07/02/2020	$(143,707)	$(143,709)
UBS	0.200	05/08/2020	07/08/2020	(64,516)	(64,536)
0.200	05/20/2020	07/20/2020	(78,239)	(78,257)
Total Sale-Buyback Transactions	$(286,502)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.2)%
Ginnie Mae, TBA	4.000%	07/01/2050	$400	$(426)	$(424)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2050	60,600	(66,224)	(66,229)
Total Short Sales (1.2)%	$(66,650)	$(66,653)
(l)	Securities with an aggregate market value of $591,637 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(640,207) at a weighted average interest rate of 0.265%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(11) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September 2020 Futures	$95.000	08/21/2020	451	$	451	$4	$0
Total Purchased Options	$4	$0
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2020	126	$12,938	$205	$10	$(16)
Euro-BTP Italy Government Bond September Futures	09/2020	270	43,645	944	167	(36)
U.S. Treasury 10-Year Note September Futures	09/2020	3,313	461,076	1,207	0	(518)
$2,356	$177	$(570)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	17	$(3,371)	$(29)	$4	$0
Euro-Buxl 30-Year Bond September Futures	09/2020	4	(988)	(18)	5	0
U.S. Treasury 5-Year Note September Futures	09/2020	1,220	(153,405)	(343)	38	0
United Kingdom Long Gilt September Futures	09/2020	30	(5,116)	4	6	(8)
$(386)	$53	$(8)
Total Futures Contracts	$1,970	$230	$(578)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.599%	$1,400	$(16)	$4	$(12)	$0	$0
Sprint Communications, Inc.	(5.000)	Quarterly	06/20/2024	1.333	800	(111)	(3)	(114)	2	0
$(127)	$1	$(126)	$2	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	1.079%		$12,900	$122	$(163)	$(41)	$2	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.096		300	7	(3)	4	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2024	24.293		500	(5)	(174)	(179)	3	0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	23.703		100	(5)	(32)	(37)	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476		1,750	(83)	55	(28)	4	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682		4,200	(74)	(48)	(122)	18	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164	EUR	4,000	(20)	(542)	(562)	1	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.946		$5,000	423	(118)	305	0	(4)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2020	0.497	EUR	300	8	(7)	1	0	0
							$373	$(1,032)	$(659)	$29	$(4)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index		(5.000)%	Quarterly	12/20/2024		$15,364	$(918)	$991	$73	$0	$(113)
CDX.HY-34 5-Year Index		(5.000)	Quarterly	06/20/2025		23,750	(769)	913	144	0	(188)
CDX.IG-31 5-Year Index		(1.000)	Quarterly	12/20/2023		16,200	(266)	86	(180)	0	(13)
CDX.IG-33 5-Year Index		(1.000)	Quarterly	12/20/2024		291,500	(2,847)	(598)	(3,445)	0	(314)
							$(4,800)	$1,392	$(3,408)	$0	$(628)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-28 5-Year Index		1.000%	Quarterly	12/20/2022		$940	$(35)	$22	$(13)	$0	$0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		3,196	(149)	64	(85)	2	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		8,366	(262)	20	(242)	7	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		11,160	(476)	78	(398)	18	0
CDX.EM-33 5-Year Index		1.000	Quarterly	06/20/2025		20,045	(2,249)	1,314	(935)	33	0
							$(3,171)	$1,498	$(1,673)	$60	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	78,100	$2	$708	$710	$15	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		60,800	0	554	554	12	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		20,200	0	186	186	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$5,900	22	(134)	(112)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		46,500	542	(1,263)	(721)	0	(6)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		48,900	466	(4,756)	(4,290)	0	(4)
Receive	3-Month USD-LIBOR	2.543	Semi-Annual	02/05/2024		11,900	0	(1,092)	(1,092)	0	(2)
Receive	3-Month USD-LIBOR	2.550	Semi-Annual	02/05/2024		11,900	0	(1,095)	(1,095)	0	(2)
Receive	3-Month USD-LIBOR	2.559	Semi-Annual	02/05/2024		11,900	0	(1,100)	(1,100)	0	(2)
Receive	3-Month USD-LIBOR	2.571	Semi-Annual	02/05/2024		5,900	0	(548)	(548)	0	(1)
Receive	3-Month USD-LIBOR	2.580	Semi-Annual	02/05/2024		17,800	0	(1,660)	(1,660)	0	(2)
Receive	3-Month USD-LIBOR	2.605	Semi-Annual	02/05/2024		17,800	0	(1,678)	(1,678)	0	(2)
Receive	3-Month USD-LIBOR	2.607	Semi-Annual	02/05/2024		5,900	0	(556)	(556)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		38,000	(2,013)	(1,760)	(3,773)	8	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2024		34,600	889	(4,320)	(3,431)	10	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		33,400	(36)	(1,645)	(1,681)	11	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		33,400	(40)	(1,641)	(1,681)	11	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		241,100	(8,135)	(29,461)	(37,596)	203	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		7,300	(40)	(580)	(620)	7	0
Receive	3-Month USD-LIBOR	1.560	Semi-Annual	02/05/2027		13,400	(26)	(1,031)	(1,057)	13	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.510	Semi-Annual	02/12/2027		10,000	(35)	(721)	(756)	9	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		42,700	2,785	(8,628)	(5,843)	62	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		58,700	(516)	(7,149)	(7,665)	109	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		14,400	448	(1,648)	(1,200)	27	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		61,900	(736)	(6,193)	(6,929)	116	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/23/2030		6,600	(17)	(724)	(741)	15	0
Receive	3-Month USD-LIBOR	1.870	Semi-Annual	01/23/2030		6,600	(43)	(777)	(820)	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		35,800	(632)	(4,310)	(4,942)	67	0
Receive	3-Month USD-LIBOR	1.610	Semi-Annual	02/28/2030		6,700	(20)	(646)	(666)	15	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		17,600	(17)	(2,408)	(2,425)	35	0
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		16,700	(43)	(1,314)	(1,357)	38	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		419,980	17,271	(42,683)	(25,412)	867	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		4,900	(111)	(1,190)	(1,301)	45	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		4,900	(121)	(1,159)	(1,280)	45	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		45,800	(182)	(16,225)	(16,407)	446	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		8,900	(64)	(2,578)	(2,642)	84	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		19,500	(34)	(3,745)	(3,779)	175	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		48,300	(285)	(10,739)	(11,024)	441	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		25,800	(92)	(4,938)	(5,030)	231	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		2,700	(11)	(701)	(712)	25	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		21,800	(66)	(7,924)	(7,990)	215	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	18,500	(6)	(92)	(98)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,000	(2)	(28)	(30)	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		53,600	0	265	265	0	(3)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	1,068	1,154	4	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	7,695	9,319	34	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025	EUR	11,400	111	(33)	78	0	(7)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	(57)	(17)	0	(4)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	(2,455)	(1,489)	20	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	(552)	(681)	6	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	3,500	36	(207)	(171)	0	(10)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		8,200	200	(1,216)	(1,016)	0	(49)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	2,170,000	22	(595)	(573)	17	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		920,000	0	(241)	(241)	7	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		740,000	47	(214)	(167)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,280,000	293	(1,253)	(960)	35	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		840,000	14	(249)	(235)	7	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		840,000	(1)	(246)	(247)	7	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		24,060,000	(1,018)	(7,710)	(8,728)	250	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021	MXN	25,400	(72)	85	13	1	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		16,400	(43)	55	12	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		8,100	1	14	15	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		6,300	2	10	12	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		6,700	(1)	13	12	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,200	2	7	9	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		44,500	1	(9)	(8)	0	(1)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		4,500	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		11,200	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		11,500	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		2,000	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	12	12	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		37,200	17	118	135	1	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		10,400	0	35	35	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	7	7	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	5	5	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		30,300	(7)	111	104	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	12	12	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		4,200	(1)	16	15	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		5,800	0	3	3	1	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		1,900	0	2	2	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		4,800	0	4	4	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	3	3	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	19	6	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	46	16	1	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	36	47	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	15	21	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	26	33	1	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	8	8	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	95	78	2	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	190	180	4	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	8	8	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,500	(10)	(130)	(140)	0	(3)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(8)	(8)	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	6,700	(5)	54	49	1	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	2,000	0	0	0	8	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	5,400	0	42	42	1	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	2,500	(6)	19	13	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	800	3	(8)	(5)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	21,100	(44)	164	120	5	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	24,500	22	(253)	(231)	0	(6)
$11,206	$(184,565)	$(173,359)	$3,798	$(105)
Total Swap Agreements	$3,481	$(182,706)	$(179,225)	$3,889	$(737)
(n)	Securities with an aggregate market value of $96,782 and cash of $11,504 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	JPY	536,000	$4,971	$7	$0
07/2020	RUB	30,011	386	0	(35)
07/2020	$795	JPY	84,938	0	(8)
07/2020	316	ZAR	5,828	20	0
07/2020	ZAR	5,825	$307	0	(29)
08/2020	CAD	6,761	4,805	0	(175)
08/2020	JPY	84,938	795	8	0
08/2020	NZD	24,778	14,791	0	(1,199)
08/2020	RUB	7,916	114	4	0
09/2020	$206	CNH	1,476	2	0
BPS	07/2020	BRL	147,060	$29,924	3,002	(120)
07/2020	GBP	2,363	2,990	62	0
07/2020	RUB	55,819	805	23	0
07/2020	$27,445	BRL	147,060	0	(402)
07/2020	19,140	EUR	17,043	14	(6)
08/2020	RUB	54,470	$777	16	0
BSH	07/2020	BRL	181,265	35,614	2,455	(175)
07/2020	$37,378	BRL	181,265	0	(4,045)
CBK	07/2020	BRL	74,058	$17,784	4,166	0
07/2020	EUR	13,530	15,171	33	(64)
07/2020	$13,524	BRL	74,058	94	0
08/2020	RUB	18,222	$265	10	0
09/2020	PEN	20,858	6,098	216	0
DUB	07/2020	BRL	147,060	27,879	836	0
07/2020	$26,855	BRL	147,060	187	0
08/2020	27,849	147,060	0	(851)
FBF	09/2020	31,165	IDR	442,448,986	0	(1,141)
GLM	07/2020	RUB	97,078	$1,275	0	(86)
07/2020	$14,995	EUR	13,348	1	0
07/2020	3,152	MXN	78,569	256	0
08/2020	RUB	15,825	$228	7	0
12/2020	$31,102	MXN	687,674	0	(1,769)
HUS	07/2020	PEN	9,604	$2,795	84	0
07/2020	RUB	51,099	729	14	0
07/2020	$2,170	EUR	1,932	6	(5)
07/2020	1,603	GBP	1,292	0	(2)
08/2020	GBP	253,127	$310,417	0	(3,301)
08/2020	$1,299	CAD	1,827	47	0
09/2020	29,997	INR	2,289,671	72	0
10/2020	57,054	MXN	1,258,054	0	(3,090)
JPM	07/2020	BRL	36,000	$8,627	2,007	0
07/2020	GBP	252,056	310,001	0	(2,322)
07/2020	$7,320	BRL	36,000	14	(714)
08/2020	RUB	102,493	$1,468	35	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

MYI	07/2020	$993	JPY	106,214	0	(9)
08/2020	JPY	106,214	$993	9	0
08/2020	$1,006	CAD	1,361	0	(3)
SCX	07/2020	EUR	306,962	$341,656	0	(3,216)
07/2020	$5,681	CLP	4,428,220	0	(287)
08/2020	EUR	288,169	$323,887	0	(103)
TOR	07/2020	$2,522	JPY	271,050	0	(12)
08/2020	AUD	1,000	EUR	594	0	(22)
08/2020	JPY	68,762	$643	6	0
UAG	07/2020	RUB	59,183	835	16	(9)
07/2020	$690	JPY	73,798	0	(7)
08/2020	JPY	73,798	$691	7	0
08/2020	RUB	133,158	1,879	18	0
Total Forward Foreign Currency Contracts	$13,754	$(23,207)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.100%	08/19/2020	59,200	$(74)	$(74)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	64,400	(61)	(62)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	64,400	(54)	(54)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	19,400	(17)	(20)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	19,400	(48)	(42)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	01/20/2021	9,800	(7)	(13)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	19,382	(14)	(43)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	10,800	(8)	(11)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	23,575	(18)	(42)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	19,700	(17)	(21)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	19,700	(50)	(42)
MYC	Put - OTC CDX.HY-33 5-Year Index	Sell	103.000	07/15/2020	16,700	(68)	(1,702)
$(436)	$(2,126)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$100.398	07/07/2020	20,500	$(141)	$(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	44,500	(306)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.234	07/07/2020	12,100	(79)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.242	07/07/2020	12,100	(79)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	35,000	(163)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	17,000	(60)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.656	07/07/2020	14,000	(85)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	14,000	(85)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	104.656	07/07/2020	15,200	(29)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	17,000	(60)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	18,500	(85)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	38,100	(210)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.750	07/07/2020	3,000	(22)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	103.750	07/07/2020	3,000	(18)	(14)
$(1,422)	$(31)
Total Written Options	$(1,858)	$(2,157)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	1.056%	EUR	100	$2	$(2)	$0	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Huarong Finance Co. Ltd.	1.000%	Quarterly	10/23/2020	0.392%	$6,600	$(6)	$31	$25	$0
	New York State General Obligation Bonds, Series 2005	1.850	Quarterly	03/20/2021	0.346	1,900	0	22	22	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	300	(12)	14	2	0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	1,200	(15)	7	0	(8)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	1,600	(26)	8	0	(18)
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.937	400	(19)	8	0	(11)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	100	(10)	5	0	(5)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	3,500	(170)	197	27	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	1,600	(28)	(67)	0	(95)
	California State General Obligation Bonds, Series 2003	3.050	Quarterly	12/20/2020	0.401	6,000	0	81	81	0
	California State General Obligation Bonds, Series 2003	2.650	Quarterly	03/20/2021	0.401	1,800	210	(180)	30	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	200	(2)	0	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	600	2	(14)	0	(12)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	3,400	(55)	17	0	(38)
FBF	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	1,325	(51)	49	0	(2)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	200	(6)	(3)	0	(9)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	1,900	(30)	(83)	0	(113)
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	1,100	(17)	9	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	3,600	(74)	51	0	(23)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	2,200	(18)	(24)	0	(42)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	2.267	1,200	(219)	197	0	(22)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2022	2.409	1,400	(124)	86	0	(38)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	4.885	100	(4)	(2)	0	(6)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.502	3,900	(131)	161	30	0
	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	6,400	39	(43)	0	(4)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	3,500	(149)	(85)	0	(234)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	2.112	500	(16)	(3)	0	(19)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	4,800	(140)	(87)	0	(227)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	6,900	(101)	58	0	(43)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.191	5,000	(99)	67	0	(32)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	700	(11)	3	0	(8)
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	2.038	300	(21)	17	0	(4)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	13,900	(83)	(183)	0	(266)
	New York State General Obligation Bonds, Series 2005	1.950	Quarterly	12/20/2020	0.346	6,000	0	49	49	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.373	2,760	(90)	86	0	(4)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.723	100	(16)	3	0	(13)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.723	11,900	(335)	436	101	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.602	600	4	1	5	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020		200	12	(12)	0	0
							$(1,812)	$878	$372	$(1,306)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	CDX.MCDX-30 5-Year Index		1.000%	Quarterly	06/20/2023	$3,600	$89	$(26)	$63	$0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

DUB	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,400	(127)	167	40	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	14,000	(126)	174	48	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	(9)	5	0	(4)
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	42,500	(338)	656	318	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	3,200	(17)	28	11	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11,080	62	1	63	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,200	(458)	574	116	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	3,400	(25)	14	0	(11)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,500	(79)	105	26	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	4,500	(27)	42	15	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	26	0	(227)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,200	(203)	252	49	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	7	83	90	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	42,400	(282)	427	145	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	155,100	(502)	15	0	(487)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	147,053	1,284	(451)	833	0
$(1,004)	$2,092	$1,817	$(729)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	100,500	$0	$77	$77	$0
Pay	3-Month CNY-CNREPOFIX	2.530	Quarterly	06/17/2025	26,415	0	36	36	0
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	19,000	0	68	68	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	19,700	0	71	71	0
MYC	Pay	3-Month USD-LIBOR	3.850	Semi-Annual	07/13/2022	$400,000	0	6,407	6,407	0
UAG	Pay	3-Month CNY-CNREPOFIX	2.833	Quarterly	01/23/2025	CNY	20,000	0	70	70	0
$0	$6,729	$6,729	$0
Total Swap Agreements	$(2,814)	$9,697	$8,918	$(2,035)
(p)

Securities with an aggregate market value of $12,621 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$177,811	$47,114	$224,925
Corporate Bonds & Notes
Banking & Finance	0	1,044,778	705	1,045,483
Industrials	0	940,509	2,707	943,216
Utilities	0	184,768	0	184,768
Convertible Bonds & Notes
Industrials	0	336	0	336
Utilities	0	18	0	18
Municipal Bonds & Notes
Illinois	0	251	0	251
Puerto Rico	0	651	0	651
Texas	0	708	0	708
U.S. Government Agencies	0	2,803,514	0	2,803,514
U.S. Treasury Obligations	0	800,187	0	800,187
Non-Agency Mortgage-Backed Securities	0	668,730	0	668,730
Asset-Backed Securities	0	1,073,202	846	1,074,048
Sovereign Issues	0	298,589	0	298,589
Common Stocks
Communication Services	3,109	0	12	3,121

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2020 (Unaudited)

Consumer Discretionary	423	0	0	423
Energy	57	9	224	290
Industrials	0	0	925	925
Utilities	362	0	0	362
Warrants
Communication Services	0	6,254	0	6,254
Preferred Securities
Banking & Finance	0	7,995	0	7,995
Industrials	0	4,463	0	4,463
Short-Term Instruments
Short-Term Notes	0	185	0	185
Argentina Treasury Bills	0	22,728	0	22,728
U.S. Treasury Bills	0	810	0	810
	$3,951	$8,036,496	$52,533	$8,092,980
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104,964	$0	$0	$104,964
Total Investments	$108,915	$8,036,496	$52,533	$8,197,944
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(66,653)	0	(66,653)
	$0	$(66,653)	$0	$(66,653)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	230	3,889	0	4,119
Over the counter	0	22,672	0	22,672
	$230	$26,561	$0	$26,791
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(578)	(737)	0	(1,315)
Over the counter	(116)	(27,283)	0	(27,399)
	$(694)	$(28,020)	$0	$(28,714)
Total Financial Derivative Instruments	$(464)	$(1,459)	$0	$(1,923)
Totals	$108,451	$7,968,384	$52,533	$8,129,368

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.5% ¤
CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 20.5%
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~	$1,700	$1,702
American International Group, Inc. 4.875% due 06/01/2022	138	149
American Tower Corp. 3.000% due 06/15/2023	1,700	1,814
Aviation Capital Group LLC 1.430% (US0003M + 0.670%) due 07/30/2021 ~	2,000	1,886
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~	5,000	4,984
2.020% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,005
3.093% due 10/01/2025 •	1,900	2,052
3.550% due 03/05/2024 •	1,700	1,817
Bank of New York Mellon Corp.
2.450% due 11/27/2020	140	141
2.600% due 08/17/2020	160	160
Banque Federative du Credit Mutuel S.A. 2.095% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,625
Barclays PLC
2.936% (US0003M + 1.625%) due 01/10/2023 ~	500	501
3.200% due 08/10/2021	900	921
3.250% due 01/12/2021	3,100	3,142
4.338% due 05/16/2024 •	400	431
BNP Paribas S.A. 4.705% due 01/10/2025 •	3,000	3,324
BOC Aviation Ltd. 1.409% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,718
BPCE S.A. 3.000% due 05/22/2022	2,000	2,069
Canadian Imperial Bank of Commerce 0.881% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	2,984
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,048
Citigroup, Inc.
1.951% (US0003M + 0.960%) due 04/25/2022 ~	800	805
2.572% due 06/03/2031 •(d)	2,500	2,587
3.700% due 01/12/2026	600	671
3.750% due 06/16/2024	450	497
Cooperatieve Rabobank UA 1.144% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,489
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	1,014
2.593% due 09/11/2025 •	300	310
3.574% due 01/09/2023	1,500	1,557
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	1,400	1,416
3.800% due 06/09/2023	900	970
4.550% due 04/17/2026	700	806
Deutsche Bank AG
1.599% (US0003M + 1.230%) due 02/27/2023 ~	500	481
4.250% due 10/14/2021	1,300	1,335
Discover Bank 4.200% due 08/08/2023	2,000	2,186
GE Capital Funding LLC 3.450% due 05/15/2025	600	629
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,006
1.963% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,156
3.691% due 06/05/2028 •	1,000	1,121
4.000% due 03/03/2024	1,200	1,327
Guardian Life Global Funding 2.000% due 04/26/2021	700	709
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	1,045
3.600% due 05/25/2023	600	645
3.803% due 03/11/2025 •	4,900	5,297
3.950% due 05/18/2024 •	1,050	1,129
ING Groep NV
3.150% due 03/29/2022	2,550	2,652
4.100% due 10/02/2023	250	274

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

Jackson National Life Global Funding
0.795% (US0003M + 0.480%) due 06/11/2021 ~	300	301
2.250% due 04/29/2021	200	203
3.300% due 06/11/2021	2,100	2,157
JPMorgan Chase & Co.
2.295% due 08/15/2021	2,400	2,405
2.400% due 06/07/2021	200	203
3.220% due 03/01/2025 •	2,400	2,584
3.797% due 07/23/2024 •	5,000	5,424
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~	1,200	1,205
3.574% due 11/07/2028 •	3,400	3,697
4.450% due 05/08/2025	1,100	1,248
MetLife, Inc. 3.000% due 03/01/2025	500	549
Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	1,250	1,340
2.801% due 07/18/2024	5,000	5,360
3.455% due 03/02/2023	2,000	2,136
Mizuho Financial Group, Inc.
0.990% (US0003M + 0.630%) due 05/25/2024 ~	4,000	3,922
3.477% due 04/12/2026	2,700	2,982
Morgan Stanley
0.761% (SOFRRATE + 0.700%) due 01/20/2023 ~	2,600	2,594
3.737% due 04/24/2024 •	3,900	4,206
5.500% due 07/28/2021	1,900	2,001
MUFG Union Bank N.A. 2.100% due 12/09/2022	2,000	2,063
Nationwide Building Society 4.363% due 08/01/2024 •	1,600	1,732
Nissan Motor Acceptance Corp.
0.936% (US0003M + 0.630%) due 09/21/2021 ~	2,400	2,307
2.150% due 09/28/2020	400	399
2.201% (US0003M + 0.890%) due 01/13/2022 ~	2,000	1,923
3.150% due 03/15/2021	1,100	1,097
3.650% due 09/21/2021	700	702
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~	2,500	2,502
Protective Life Global Funding 2.615% due 08/22/2022	2,000	2,080
Qatari Diar Finance QSC 5.000% due 07/21/2020	2,300	2,310
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	1,039
3.875% due 09/12/2023	4,500	4,855
Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,700	1,770
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,611
3.125% due 01/08/2021	1,000	1,013
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	1,100	1,105
Societe Generale S.A. 2.682% due 04/08/2021 •	400	404
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	1,500	1,568
2.442% due 10/19/2021	900	922
2.696% due 07/16/2024	2,900	3,074
U.S. Bank N.A. 1.311% (US0003M + 0.320%) due 04/26/2021 ~	2,650	2,656
UBS Group AG
2.859% due 08/15/2023 •	1,500	1,555
2.950% due 09/24/2020	1,610	1,619
Waha Aerospace BV 3.925% due 07/28/2020	46	46
WEA Finance LLC 3.250% due 10/05/2020	400	400
Wells Fargo & Co.
3.000% due 04/22/2026	1,800	1,967
3.300% due 09/09/2024	2,000	2,188
4.125% due 08/15/2023	4,500	4,906
		174,917
INDUSTRIALS 4.7%
AbbVie, Inc. 2.300% due 11/21/2022	3,500	3,620
America West Airlines Pass-Through Trust 8.057% due 01/02/2022	79	79
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,430	1,200
Apple, Inc. 1.700% due 09/11/2022	2,000	2,061
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,913

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

BMW U.S. Capital LLC 2.000% due 04/11/2021	1,000	1,009
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	959	900
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,578
Daimler Finance North America LLC 0.865% (US0003M + 0.430%) due 02/12/2021 ~	1,900	1,892
Dell International LLC 5.450% due 06/15/2023	200	219
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	278	273
Dominion Energy Gas Holdings LLC 2.800% due 11/15/2020	350	352
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	1,800	1,791
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~	1,500	1,498
General Electric Co. 1.313% (US0003M + 1.000%) due 03/15/2023 ~	500	488
Georgia-Pacific LLC 5.400% due 11/01/2020	700	711
Hyundai Capital America 1.108% due 09/18/2020 •	2,900	2,894
Imperial Brands Finance PLC 2.950% due 07/21/2020	1,400	1,401
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,470	2,353
Ooredoo International Finance Ltd. 4.750% due 02/16/2021	1,300	1,329
Oracle Corp. 2.500% due 04/01/2025	3,000	3,230
Petronas Capital Ltd. 3.500% due 04/21/2030	850	947
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	969	982
Tyson Foods, Inc. 0.824% (US0003M + 0.450%) due 08/21/2020 ~	600	600
United Airlines Pass-Through Trust 4.550% due 08/25/2031	1,512	1,257
Volkswagen Group of America Finance LLC
2.500% due 09/24/2021	770	783
3.875% due 11/13/2020	1,700	1,716
Zimmer Biomet Holdings, Inc. 1.066% (US0003M + 0.750%) due 03/19/2021 ~	2,300	2,300
		40,376
UTILITIES 0.9%
AT&T, Inc.
2.300% due 06/01/2027	2,500	2,585
3.200% due 03/01/2022	1,000	1,044
Progress Energy, Inc. 4.400% due 01/15/2021	92	93
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	3,200	3,206
4.375% due 04/10/2024	500	552
		7,480
Total Corporate Bonds & Notes (Cost $217,951)		222,773
MUNICIPAL BONDS & NOTES 1.8%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035	900	904
CALIFORNIA 0.0%
University of California Revenue Notes, Series 2013 2.300% due 05/15/2021	250	254
		254
DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009 4.793% due 12/01/2021	250	263
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	347

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,238
MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40
NEW YORK 0.8%
New York State Dormitory Authority Revenue Notes, Series 2019 2.756% due 07/01/2021	1,580	1,606
New York State Urban Development Corp. Revenue Notes, Series 2017 2.100% due 03/15/2022	1,135	1,149
New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	1,004
1.346% due 03/15/2026	2,300	2,312
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	520	523
		6,594
OREGON 0.4%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,148
SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	1,430	1,473
WASHINGTON 0.1%
Energy Northwest, Washington Revenue Notes, Series 2012 2.653% due 07/01/2020	770	770
Total Municipal Bonds & Notes (Cost $14,829)		15,031
U.S. GOVERNMENT AGENCIES 29.0%
Fannie Mae
0.425% due 06/25/2037 •	85	84
0.635% due 06/25/2049 - 07/25/2049 •	6,515	6,523
0.695% due 03/25/2041 •	1,401	1,406
0.810% due 12/25/2046 •	1,257	1,258
0.820% due 10/25/2046 •	1,426	1,428
0.870% due 01/25/2047 •	1,371	1,373
1.625% due 01/07/2025	8,000	8,432
3.436% due 07/01/2034 •	108	112
3.980% due 07/01/2021	710	729
4.144% due 10/01/2037 •	119	125
Freddie Mac
0.720% due 10/15/2037 •	1,397	1,380
0.870% due 07/15/2041 •	1,678	1,691
2.500% due 07/25/2034 - 09/25/2048	16,418	16,829
3.000% due 08/15/2046	1,451	1,541
3.597% due 06/01/2037 •	138	145
4.000% due 09/01/2048 - 10/01/2048	15,123	16,024
4.500% due 02/01/2049	10,333	11,103
Ginnie Mae
0.640% due 02/20/2049 •	13,873	13,877
0.653% due 08/20/2065 •	2,600	2,590
0.763% due 02/20/2067 •	2,106	2,104
0.823% due 10/20/2065 •	2,063	2,064
0.843% due 07/20/2063 •	823	823
0.873% due 06/20/2065 •	1,455	1,456
0.883% due 06/20/2065 •	925	926
0.903% due 03/20/2065 •	1,752	1,756
0.953% due 12/20/2064 - 11/20/2065 •	3,457	3,471
1.073% due 02/20/2066 •	243	244
1.183% due 04/20/2066 •	3,418	3,458
1.203% due 04/20/2066 •	4,532	4,593
1.303% due 01/20/2067 •	1,967	2,001
1.486% due 09/20/2065 •	1,538	1,536
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	10,000	10,429
3.000% due 01/01/2035 - 03/01/2050	13,008	13,710
4.000% due 09/01/2048 - 05/01/2050	6,521	6,911
4.500% due 08/01/2048 - 01/01/2049	3,577	3,851
5.500% due 04/01/2034 - 04/01/2039	219	249
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	8,300	8,452
2.500% due 08/01/2050 - 09/01/2050	40,500	42,096
3.000% due 07/01/2035 - 09/01/2050	37,700	39,581

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.500% due 07/01/2035	10,300	10,822
Total U.S. Government Agencies (Cost $245,016)		247,183
U.S. TREASURY OBLIGATIONS 16.0%
U.S. Treasury Bonds
1.250% due 05/15/2050	3,600	3,457
2.000% due 02/15/2050	1,400	1,603
U.S. Treasury Notes
0.125% due 05/31/2022	117,400	117,327
2.125% due 05/31/2021 (g)	14,000	14,252
Total U.S. Treasury Obligations (Cost $136,339)		136,639
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%
AREIT Trust 1.215% due 09/14/2036 •	3,000	2,895
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,504	3,817
Bancorp Commercial Mortgage Trust
1.085% due 09/15/2035 •	1,388	1,338
1.185% due 03/15/2036 •	1,656	1,600
BANK
2.808% due 10/17/2052	2,500	2,694
3.279% due 11/15/2054	1,700	1,892
3.623% due 04/15/2052	3,000	3,368
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,623
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,609
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,500
3.297% due 10/12/2050	4,258	4,597
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,066
3.550% due 02/10/2049	1,200	1,274
4.181% due 05/10/2051	1,026	1,164
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	4,316	4,545
Exantas Capital Corp. Ltd. 1.194% due 04/15/2036 •	3,080	2,997
GS Mortgage Securities Trust 3.801% due 01/10/2047	1,089	1,162
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,180
JPMorgan Chase Commercial Mortgage Securities Trust 1.035% due 10/15/2032 •	898	859
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	624
2.860% due 11/15/2049	3,000	3,154
Motel 6 Trust 1.105% due 08/15/2034 •	331	325
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,910
3.460% due 04/15/2052	3,200	3,555
3.903% due 02/15/2051	1,500	1,670
4.119% due 06/15/2051	2,000	2,271
VMC Finance LLC 1.114% due 10/15/2035 •	1,268	1,209
VNDO Mortgage Trust 2.996% due 11/15/2030	4,700	4,842
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,345
2.911% due 06/15/2049	1,000	1,043
3.390% due 11/15/2050	1,200	1,294
4.147% due 06/15/2051	600	679
Total Non-Agency Mortgage-Backed Securities (Cost $67,234)		70,101
ASSET-BACKED SECURITIES 6.9%
Arbor Realty Collateralized Loan Obligation Ltd. 1.175% due 12/15/2027 •	2,000	1,964
Avery Point CLO Ltd. 2.091% due 04/25/2026 •	216	215
B&M CLO Ltd. 1.906% due 04/16/2026 •	174	174
California Street CLO Ltd. 2.249% due 10/15/2025 •	418	415
CLNC FL1 Ltd. 1.444% due 08/20/2035 •	5,000	4,881
CNH Equipment Trust 2.960% due 05/16/2022	1,270	1,277
Columbia Cent CLO Ltd. 2.141% due 10/25/2028 •	2,000	1,964

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

Denali Capital CLO LLC 2.041% due 10/26/2027 •	1,000	990
DLL LLC 2.270% due 05/20/2022	2,434	2,448
ECMC Group Student Loan Trust
0.935% due 02/27/2068 •	1,677	1,631
0.985% due 09/25/2068 •	2,745	2,658
1.185% due 07/25/2069 •	4,167	4,049
1.235% due 05/25/2067 •	958	946
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •	2,975	2,936
Gallatin CLO Ltd. 2.269% (US0003M + 1.050%) due 07/15/2027 ~	888	879
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •	2,000	1,970
Greystone Commercial Real Estate Notes Ltd. 1.365% due 09/15/2037 •	2,000	1,945
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •	1,390	1,354
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	170	170
Monroe Capital BSL CLO Ltd. 1.478% due 05/22/2027 •	628	624
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •	129	129
Navient Student Loan Trust
0.435% due 06/27/2067 •	341	341
0.565% due 03/25/2067 •	2,025	2,014
Nelnet Student Loan Trust 0.785% due 03/25/2030 •	614	608
Oscar U.S. Funding LLC 2.490% due 08/10/2022	2,300	2,313
Seneca Park CLO Ltd. 2.255% due 07/17/2026 •	130	130
Shackleton CLO Ltd. 2.265% due 10/20/2028 •	2,496	2,448
SLC Student Loan Trust
0.413% due 09/15/2026 •	49	49
0.423% due 03/15/2027 •	187	185
0.452% due 05/15/2029 •	917	890
1.235% due 11/25/2042 •	329	329
SLM Student Loan Trust
0.783% due 12/15/2027 •	766	760
1.081% due 01/26/2026 •	1,213	1,206
1.091% due 04/25/2027 •	28	28
1.101% due 01/27/2025 •	100	99
1.111% due 01/25/2027 •	292	288
1.131% due 10/25/2028 •	1,847	1,808
1.541% due 04/27/2026 •	108	108
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •	356	354
Telos CLO Ltd. 2.405% due 01/17/2027 •	418	415
TPG Real Estate Finance 1.344% due 10/15/2034 •	3,500	3,417
Tralee CLO Ltd. 2.245% due 10/20/2028 •	850	838
Venture CLO Ltd.
2.248% due 10/22/2031 •	5,500	5,420
2.365% due 04/20/2029 •	1,400	1,379
Total Asset-Backed Securities (Cost $59,963)		59,046
SOVEREIGN ISSUES 1.3%
Korea Expressway Corp. 3.625% due 10/22/2021	1,500	1,554
Province of Ontario 3.050% due 01/29/2024	3,000	3,267
Province of Quebec
2.375% due 01/31/2022	1,300	1,341
2.625% due 02/13/2023	4,500	4,755
Total Sovereign Issues (Cost $10,252)		10,917
SHORT-TERM INSTRUMENTS 19.2%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~	2,700	2,704

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

REPURCHASE AGREEMENTS (e) 15.2%		129,318
U.S. TREASURY BILLS 2.5%
0.133% due 07/16/2020 - 08/27/2020 (a)(b)	21,100	21,098
U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.133% due 09/22/2020 (b)(c)	10,000	9,997
Total Short-Term Instruments (Cost $163,112)		163,117
Total Investments in Securities (Cost $914,696)		924,807
Total Investments 108.5% (Cost $914,696)		$924,807
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $(45))		96
Other Assets and Liabilities, net (8.5)%		(72,447)
Net Assets 100.0%		$852,456

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$2,587	0.30%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.130%	06/30/2020	07/01/2020	$128,700	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025	$(131,418)	$128,700	$128,700
FICC	0.000	06/30/2020	07/01/2020	618	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(630)	618	618
Total Repurchase Agreements	$(132,048)	$129,318	$129,318
(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	495	$109,310	$12	$8	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	09/2020	495	$(68,890)	$(198)	$77	$0
Total Futures Contracts	$(186)	$85	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	1.682%	$2,600	$(45)	$(30)	$(75)	$11	$0
Total Swap Agreements	$(45)	$(30)	$(75)	$11	$0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

(g)				Securities with an aggregate market value of $2,110 and cash of $1,156 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$174,917	$0	$174,917
Industrials	0	40,376	0	40,376
Utilities	0	7,480	0	7,480
Municipal Bonds & Notes
Arizona	0	904	0	904
California	0	254	0	254
District of Columbia	0	263	0	263
Georgia	0	347	0	347
Idaho	0	1,238	0	1,238
Massachusetts	0	40	0	40
New York	0	6,594	0	6,594
Oregon	0	3,148	0	3,148
South Dakota	0	1,473	0	1,473
Washington	0	770	0	770
U.S. Government Agencies	0	247,183	0	247,183
U.S. Treasury Obligations	0	136,639	0	136,639
Non-Agency Mortgage-Backed Securities	0	70,101	0	70,101
Asset-Backed Securities	0	59,046	0	59,046
Sovereign Issues	0	10,917	0	10,917
Short-Term Instruments
Certificates of Deposit	0	2,704	0	2,704
Repurchase Agreements	0	129,318	0	129,318
U.S. Treasury Bills	0	21,098	0	21,098
U.S. Treasury Cash Management Bills	0	9,997	0	9,997
Total Investments	$0	$924,807	$0	$924,807
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$85	$11	$0	$96
Total Financial Derivative Instruments	$85	$11	$0	$96
Totals	$85	$924,818	$0	$924,903

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
CORPORATE BONDS & NOTES 40.5%
BANKING & FINANCE 22.0%
Ambac LSNI LLC 6.000% due 02/12/2023 •		$3,364	$3,332
American Honda Finance Corp. 0.842% (US0003M + 0.450%) due 02/15/2022 ~		4,600	4,591
American International Group, Inc. 3.750% due 07/10/2025		1,400	1,551
American Tower Corp. 3.375% due 05/15/2024		4,400	4,780
AvalonBay Communities, Inc.
2.950% due 05/11/2026		100	109
3.200% due 01/15/2028		2,200	2,445
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	2,974
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		3,900	3,888
1.486% due 05/19/2024 •		4,300	4,372
Barclays Bank PLC
7.625% due 11/21/2022 (f)		3,300	3,595
10.179% due 06/12/2021		1,500	1,622
Barclays PLC
1.500% due 09/03/2023	EUR	3,100	3,568
1.822% (US0003M + 1.430%) due 02/15/2023 ~		$4,300	4,289
2.558% (US0003M + 2.110%) due 08/10/2021 ~		4,800	4,875
3.125% due 01/17/2024	GBP	700	903
4.610% due 02/15/2023 •		$4,300	4,529
8.000% due 12/15/2020 •(e)(f)	EUR	1,000	1,130
BGC Partners, Inc. 5.375% due 07/24/2023		$2,000	2,083
BNP Paribas S.A. 3.500% due 03/01/2023		3,500	3,707
Boston Properties LP 3.250% due 01/30/2031		4,300	4,636
BPCE S.A. 4.000% due 09/12/2023		4,300	4,652
Capital One Financial Corp. 1.210% (US0003M + 0.450%) due 10/30/2020 ~		3,400	3,403
CIT Group, Inc. 4.125% due 03/09/2021		700	703
Citibank N.A. 3.650% due 01/23/2024		2,600	2,854
Citigroup, Inc. 1.951% (US0003M + 0.960%) due 04/25/2022 ~		4,100	4,123
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)	EUR	1,800	2,084
Credit Agricole S.A. 1.907% due 06/16/2026 •		$3,200	3,248
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		2,900	2,934
3.425% (US0003M + 2.290%) due 04/16/2021 ~		4,700	4,774
3.450% due 04/16/2021		3,000	3,071
3.800% due 09/15/2022		3,900	4,144
Danske Bank A/S 5.000% due 01/12/2022		3,600	3,788
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,200	3,587
1.913% (US0003M + 0.815%) due 01/22/2021 ~		$4,000	3,971
2.281% (US0003M + 0.970%) due 07/13/2020 ~		3,600	3,601
3.950% due 02/27/2023		800	831
3.961% due 11/26/2025 •		8,300	8,716
Dexia Credit Local S.A. 2.500% due 01/25/2021		6,800	6,880
Digital Realty Trust LP 4.450% due 07/15/2028		3,200	3,839
FCE Bank PLC 1.875% due 06/24/2021	EUR	600	661
First American Financial Corp. 4.000% due 05/15/2030		$3,300	3,625
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •	EUR	3,300	3,492
0.185% due 05/14/2021 •		3,200	3,479

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

1.227% (US0003M + 0.930%) due 09/24/2020 ~		$3,300	3,274
2.183% (US0003M + 0.810%) due 04/05/2021 ~		700	672
3.200% due 01/15/2021		2,400	2,370
GE Capital Funding LLC 4.050% due 05/15/2027		4,300	4,543
General Motors Financial Co., Inc.
0.152% due 03/26/2022 •	EUR	3,300	3,554
2.450% due 11/06/2020		$200	200
3.200% due 07/13/2020		8,900	8,904
3.700% due 11/24/2020		500	503
4.200% due 11/06/2021		3,600	3,693
GLP Capital LP 5.250% due 06/01/2025		2,600	2,835
Goldman Sachs Group, Inc.
1.110% (US0003M + 0.750%) due 02/23/2023 ~		2,000	1,991
1.540% (US0003M + 0.780%) due 10/31/2022 ~		3,700	3,700
1.562% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,688
3.500% due 01/23/2025		1,600	1,744
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		3,400	3,454
ING Groep NV 4.100% due 10/02/2023		2,900	3,183
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		3,100	3,167
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		2,700	2,705
1.933% (US0003M + 0.890%) due 07/23/2024 ~		800	802
2.739% due 10/15/2030 •		4,200	4,509
KEB Hana Bank 3.375% due 01/30/2022		3,600	3,741
Lazard Group LLC 4.500% due 09/19/2028		2,700	3,049
Lloyds Banking Group PLC
1.501% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	4,400	2,953
4.000% due 03/07/2025		50	37
7.625% due 06/27/2023 •(e)(f)	GBP	400	508
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		$3,400	3,632
Mizuho Financial Group, Inc. 3.549% due 03/05/2023		3,400	3,642
Morgan Stanley 3.875% due 01/27/2026		425	481
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,585
Nissan Motor Acceptance Corp. 2.150% due 07/13/2020		1,600	1,600
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		2,700	2,702
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		1,200	1,099
Physicians Realty LP 4.300% due 03/15/2027		500	521
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		4,600	4,882
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,900	2,276
Regency Centers LP 3.700% due 06/15/2030		3,700	3,985
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	3,600	4,216
8.625% due 08/15/2021 •(e)(f)		$4,000	4,168
Santander Holdings USA, Inc. 3.244% due 10/05/2026		4,200	4,369
Santander UK Group Holdings PLC 3.125% due 01/08/2021		500	506
Santander UK PLC 3.750% due 11/15/2021		4,300	4,482
Service Properties Trust 4.250% due 02/15/2021		152	152
SL Green Operating Partnership LP 3.250% due 10/15/2022		2,148	2,140
Springleaf Finance Corp. 8.250% due 12/15/2020		1,700	1,757
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		3,800	3,810
Synchrony Bank 3.650% due 05/24/2021		3,500	3,557
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,372	2,296
U.S. Bancorp 1.450% due 05/12/2025		$4,100	4,226
UBS AG
5.125% due 05/15/2024 (f)		5,800	6,313
7.625% due 08/17/2022 (f)		250	279
UBS Group AG 4.125% due 09/24/2025		100	113

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		7,800	9,031
United Overseas Bank Ltd. 1.523% (US0003M + 0.480%) due 04/23/2021 ~		5,100	5,092
Volkswagen Bank GmbH 0.062% due 06/15/2021 •	EUR	3,200	3,572
Washington Prime Group LP 6.450% due 08/15/2024		$2,200	1,247
Wells Fargo & Co.
2.625% due 07/22/2022		4,200	4,377
3.550% due 09/29/2025		3,600	4,023
3.750% due 01/24/2024		3,500	3,827
Welltower, Inc. 3.750% due 03/15/2023		250	265
			315,441
INDUSTRIALS 13.9%
AbbVie, Inc.
2.600% due 11/21/2024		3,600	3,836
2.900% due 11/06/2022		3,500	3,674
3.375% due 11/14/2021		4,100	4,245
Anheuser-Busch InBev Worldwide, Inc. 3.500% due 06/01/2030		3,900	4,393
BAT Capital Corp. 2.764% due 08/15/2022		4,200	4,352
Bayer U.S. Finance LLC
3.875% due 12/15/2023		5,400	5,928
4.250% due 12/15/2025		4,100	4,714
BMW Finance NV 2.250% due 08/12/2022		3,800	3,924
Broadcom, Inc.
3.150% due 11/15/2025		4,300	4,571
3.459% due 09/15/2026		2,422	2,603
4.110% due 09/15/2028		4,036	4,422
Campbell Soup Co. 3.300% due 03/15/2021		4,100	4,170
Canadian Pacific Railway Co. 4.500% due 01/15/2022		2,950	3,099
Charter Communications Operating LLC 4.464% due 07/23/2022		3,900	4,160
Conagra Brands, Inc. 3.250% due 09/15/2022		1,800	1,887
Continental Resources, Inc. 5.000% due 09/15/2022		894	881
CVS Health Corp. 3.700% due 03/09/2023		3,700	3,977
D.R. Horton, Inc. 4.750% due 02/15/2023		600	648
Daimler Finance North America LLC
2.300% due 02/12/2021		6,800	6,848
3.400% due 02/22/2022		3,700	3,824
3.700% due 05/04/2023		2,150	2,277
Dell International LLC
4.420% due 06/15/2021		5,600	5,757
5.450% due 06/15/2023		6,100	6,675
Discovery Communications LLC 3.625% due 05/15/2030		4,100	4,493
Dominion Energy Gas Holdings LLC 2.500% due 11/15/2024		2,608	2,753
eBay, Inc. 2.600% due 07/15/2022		1,100	1,138
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		900	899
ERAC USA Finance LLC 2.700% due 11/01/2023		3,245	3,285
Global Payments, Inc. 2.900% due 05/15/2030		3,500	3,665
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~		4,000	3,993
Imperial Brands Finance PLC 3.125% due 07/26/2024		3,600	3,744
Japan Tobacco, Inc. 2.000% due 04/13/2021		4,400	4,429
Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		2,100	2,292
Laboratory Corp. of America Holdings 3.200% due 02/01/2022		1,700	1,764
Marriott International, Inc. 2.125% due 10/03/2022		3,800	3,735
Mylan NV
3.150% due 06/15/2021		900	919
3.950% due 06/15/2026		4,300	4,811
NXP BV
3.875% due 09/01/2022		3,500	3,702
4.625% due 06/01/2023		3,400	3,732

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Oracle Corp. 2.800% due 04/01/2027	2,300	2,515
Origin Energy Finance Ltd. 5.450% due 10/14/2021	1,166	1,223
PayPal Holdings, Inc. 2.650% due 10/01/2026	3,800	4,133
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	2,000	2,138
Ryder System, Inc. 2.875% due 06/01/2022	3,700	3,830
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	751
4.500% due 05/15/2030	3,700	4,093
Southern Co.
2.350% due 07/01/2021	3,100	3,153
2.950% due 07/01/2023	3,200	3,385
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,219	1,236
Suntory Holdings Ltd. 2.250% due 10/16/2024	3,800	3,960
T-Mobile USA, Inc. 1.500% due 02/15/2026	2,600	2,606
Teva Pharmaceutical Finance Netherlands BV 6.000% due 04/15/2024	3,400	3,501
Time Warner Cable LLC 4.000% due 09/01/2021	1,500	1,540
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~	3,600	3,602
1.375% (US0003M + 0.940%) due 11/12/2021 ~	3,600	3,590
2.900% due 05/13/2022	2,200	2,273
3.125% due 05/12/2023	2,200	2,315
3.875% due 11/13/2020	5,900	5,956
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~	900	900
Wyndham Hotels & Resorts, Inc. 5.375% due 04/15/2026	1,500	1,448
		198,367
UTILITIES 4.6%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	2,050
Ameren Corp. 2.500% due 09/15/2024	2,100	2,228
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	7,600	7,639
4.350% due 03/01/2029	3,700	4,316
Baltimore Gas & Electric Co. 3.500% due 11/15/2021	700	723
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	2,500	2,935
Duke Energy Corp. 0.924% (US0003M + 0.500%) due 05/14/2021 ~	1,300	1,303
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,900	3,256
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	4,600	4,733
2.900% due 04/01/2022	2,000	2,082
3.200% due 02/25/2022	3,700	3,860
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	1,400	1,434
Pacific Gas & Electric Co.
3.400% due 08/15/2024 ^(a)	1,300	1,435
3.500% due 06/15/2025 ^(a)	2,000	2,211
Pacific Gas and Electric Co. 1.750% due 06/16/2022	2,900	2,912
Rio Oil Finance Trust 9.250% due 07/06/2024	534	548
Shell International Finance BV 2.750% due 04/06/2030	3,700	4,019
Tampa Electric Co. 2.600% due 09/15/2022	1,800	1,835
Telstra Corp. Ltd. 4.800% due 10/12/2021	1,700	1,781
Verizon Communications, Inc. 3.376% due 02/15/2025	7,646	8,491
Vodafone Group PLC 3.750% due 01/16/2024	3,300	3,606

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Wisconsin Power & Light Co. 2.250% due 11/15/2022	2,500	2,563
		65,960
Total Corporate Bonds & Notes (Cost $557,232)		579,768
U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
0.236% due 07/25/2037 •	168	166
0.635% due 06/25/2049 •	6,320	6,331
0.820% due 09/25/2046 •	1,794	1,792
2.310% due 08/01/2022	197	202
2.891% due 10/01/2044 •	17	17
2.922% due 04/01/2027 •	1	1
3.015% due 05/01/2037 •	5	5
3.160% due 06/01/2029	17,500	20,119
3.192% due 03/01/2034 •	13	13
3.565% due 05/01/2037 •	2	2
3.674% due 02/01/2035 •	14	15
3.700% due 02/01/2037 •	2	2
3.776% due 06/01/2035 •	509	533
3.809% due 05/01/2038 •	1,137	1,203
3.845% due 06/01/2036 •	7	7
4.142% due 10/01/2037 •	5	5
5.000% due 01/01/2027 •	1	1
5.242% due 12/25/2042 ~	94	104
6.500% due 06/25/2021 - 06/25/2044	19,195	22,502
7.000% due 09/01/2031	2	2
7.500% due 07/25/2041	4	5
8.000% due 12/15/2024	2	2
Freddie Mac
0.685% due 10/15/2040 •	2,282	2,287
0.785% due 12/15/2037 •	82	83
2.829% due 05/01/2037 •	7	7
4.000% due 10/01/2047	303	325
4.500% due 11/01/2029 - 05/01/2036	2,283	2,484
4.646% due 05/01/2035 •	23	25
5.000% due 10/01/2033 - 07/01/2041	58	66
5.500% due 10/01/2021 - 07/01/2038	253	288
6.000% due 10/01/2022 - 11/01/2037	109	126
6.500% due 12/01/2021 - 07/25/2043	20	24
7.000% due 01/01/2033	7	8
8.500% due 04/15/2025	28	32
Ginnie Mae
0.753% due 04/20/2065 •	2,336	2,333
0.903% due 08/20/2065 •	2,961	2,967
1.586% due 06/20/2067 •	2,247	2,286
3.000% due 03/20/2028 •	55	56
3.125% (H15T1Y + 1.500%) due 11/20/2025 ~	1	1
3.250% due 07/20/2034 •	19	20
3.500% due 10/15/2047	1,644	1,733
3.625% due 11/20/2034 •	2	2
3.875% due 06/20/2032 •	1	1
4.000% due 10/20/2044 - 06/20/2048	16,441	17,818
4.500% due 06/20/2048 - 02/20/2049	18,660	19,982
5.000% due 01/20/2049 - 10/20/2049	43,597	47,410
5.500% due 11/20/2032	3,913	4,044
5.750% due 08/20/2037	20	24
6.500% due 01/20/2034 - 08/20/2034	11	13
7.000% due 07/15/2031 - 12/15/2032	10	12
Ginnie Mae, TBA 4.500% due 07/01/2050	36,700	39,183
Small Business Administration
4.340% due 03/01/2024	4	4
4.750% due 07/01/2025	1,054	1,115
5.130% due 09/01/2023	1	1
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 08/01/2049	2,551	2,770
4.000% due 03/01/2029 - 11/01/2048	11,378	12,095
4.500% due 05/01/2023 - 07/01/2042	680	744
5.000% due 07/01/2029 - 04/01/2039	1,192	1,362
5.500% due 09/01/2024 - 07/01/2041	5,639	6,426
6.000% due 01/01/2021 - 10/01/2040	410	472
7.500% due 01/01/2031 - 08/01/2032	2	3
8.000% due 08/01/2031	1	2
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	27,000	27,495
2.500% due 07/01/2050 - 09/01/2050	65,400	68,021
3.000% due 09/01/2050	4,400	4,618

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 08/01/2050		1,000	1,100
Total U.S. Government Agencies (Cost $313,605)			322,897
U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
1.750% due 09/30/2022 (j)		1,402	1,452
1.750% due 06/30/2024 (j)		9,000	9,548
1.875% due 07/31/2022 (j)(l)		8,227	8,521
2.000% due 08/31/2021 (j)		800	817
2.000% due 07/31/2022 (j)		1,200	1,246
2.000% due 11/30/2022		315	329
Total U.S. Treasury Obligations (Cost $20,933)			21,913
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust 3.406% due 10/25/2035 ^~		22	21
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •		163	162
Banc of America Funding Trust
0.430% due 05/20/2035 •		1,165	1,153
4.012% due 05/25/2035 ~		1,746	1,727
4.217% due 02/20/2036 ~		125	119
Banc of America Mortgage Trust 3.858% due 02/25/2034 ~		26	25
BANK 3.071% due 08/15/2061		3,000	3,278
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 07/25/2034 ~		18	17
3.737% due 01/25/2035 ~		26	25
3.753% due 02/25/2033 ~		10	9
3.889% due 02/25/2034 ~		19	18
3.967% due 02/25/2033 ~		5	5
4.016% due 04/25/2033 ~		6	6
4.178% due 10/25/2036 ^~		371	358
Bear Stearns ALT-A Trust
0.725% due 08/25/2035 •		961	958
3.544% due 10/25/2033 ~		5	4
3.715% due 10/25/2035 ^~		1,615	1,486
3.736% due 09/25/2035 ^~		270	212
3.769% due 05/25/2035 ~		705	687
Chase Mortgage Finance Trust
3.648% due 03/25/2037 ^~		419	398
3.744% due 02/25/2037 ~		94	91
Citicorp Mortgage Securities Trust 5.500% due 12/25/2036		237	248
Citigroup Mortgage Loan Trust 4.023% due 03/25/2034 ~		20	20
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •		943	954
CitiMortgage Alternative Loan Trust 0.835% due 12/25/2036 •		1,760	1,458
Countrywide Alternative Loan Trust
0.725% due 08/25/2035 •		2,611	1,750
2.504% due 12/25/2035 •		39	35
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		43	40
3.633% due 02/20/2035 ~		210	205
3.819% due 11/25/2034 ~		307	299
3.866% due 03/25/2034 ~		416	397
Credit Suisse First Boston Mortgage Securities Corp. 1.633% due 03/25/2032 ~		12	11
Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	GBP	1,119	1,336
Eurosail PLC
0.343% due 03/13/2045 •		2,751	3,323
0.353% due 12/15/2044 •		99	120
GSMSC Pass-Through Trust 5.500% due 10/26/2035 ~		$397	382
GSR Mortgage Loan Trust
4.065% due 09/25/2035 ~		382	380
4.121% due 09/25/2035 ~		37	37
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	15,713	19,465
IndyMac Adjustable Rate Mortgage Trust 3.699% due 01/25/2032 ~		$21	19
IndyMac Mortgage Loan Trust 0.435% due 02/25/2037 •		7,967	5,799
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		4,600	4,515
JPMorgan Mortgage Trust 2.991% due 02/25/2034 ~		19	19
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		110	109

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.045% due 08/15/2032 •		56	53
Morgan Stanley Mortgage Loan Trust 3.226% due 06/25/2036 ~		58	57
MortgageIT Trust 0.465% due 10/25/2035 •		390	384
Nomura Resecuritization Trust 0.368% due 12/26/2035 •		941	936
Prime Mortgage Trust 0.585% due 02/25/2034 •		36	34
Residential Funding Mortgage Securities, Inc. Trust
4.225% due 09/25/2035 ^~		198	153
4.626% due 09/25/2035 ~		300	215
Resloc UK PLC 0.353% due 12/15/2043 •	GBP	1,103	1,274
Structured Adjustable Rate Mortgage Loan Trust
3.532% due 07/25/2034 ~		$91	92
3.704% due 02/25/2037 ^~		1,802	1,517
Structured Asset Mortgage Investments Trust
0.385% due 08/25/2036 •		80	130
0.444% due 07/19/2035 •		418	389
1.034% due 10/19/2033 •		16	15
1.035% due 05/25/2047 •		5,528	4,117
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	6,313	7,802
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		6,745	8,359
Trinity Square PLC 1.818% due 07/15/2051 •		2,157	2,676
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		$197	192
3.332% due 12/25/2036 ^~		1,323	1,204
3.497% due 02/25/2037 ^~		1,537	1,450
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		3,587	3,654
Total Non-Agency Mortgage-Backed Securities (Cost $84,660)			86,383
ASSET-BACKED SECURITIES 7.2%
Centex Home Equity Loan Trust 5.170% due 09/25/2034 þ		0	1
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		1,742	1,741
Citigroup Mortgage Loan Trust 0.345% due 12/25/2036 •		423	283
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.130% due 10/25/2034 •		2,931	2,842
CLNC FL1 Ltd. 1.444% due 08/20/2035 •		3,900	3,807
Countrywide Asset-Backed Certificates
0.325% due 06/25/2035 •		414	358
0.445% due 12/25/2036 ^•		1,200	1,124
0.585% due 06/25/2036 •		8,500	8,200
Countrywide Asset-Backed Certificates Trust
0.325% due 03/25/2037 •		209	196
1.190% due 08/25/2035 •		271	271
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		3,571	3,616
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		3,997	3,941
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		3,272	3,229
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		890	889
Ford Credit Auto Owner Trust 2.030% due 12/15/2027		2,500	2,530
Fremont Home Loan Trust
0.455% due 02/25/2036 •		1,000	873
0.975% due 12/25/2029 •		29	27
GSAMP Trust
0.575% due 01/25/2036 •		5,027	4,972
0.935% due 01/25/2034 •		2,586	2,442
1.835% due 10/25/2034 •		29	28
Hertz Fleet Lease Funding LP 0.677% due 05/10/2032 •		2,991	2,980
JPMorgan Mortgage Acquisition Trust 0.445% due 06/25/2037 •		10,975	10,748
KVK CLO Ltd. 2.211% due 01/14/2028 •		2,467	2,422
LoanCore Issuer Ltd. 1.315% due 05/15/2028 •		3,300	3,272
LP Credit Card ABS Master Trust 2.323% due 08/20/2024 •		2,749	2,797
MASTR Specialized Loan Trust
0.445% due 02/25/2036 •		459	436
0.445% due 06/25/2046 •		551	515

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

0.555% due 01/25/2037 •		291	157
MidOcean Credit CLO 2.019% due 04/15/2027 •		2,005	1,975
Morgan Stanley ABS Capital, Inc. Trust 1.115% due 11/25/2034 •		1,763	1,742
Morgan Stanley Capital, Inc. Trust 0.365% due 03/25/2036 •		43	36
Navient Private Education Refi Loan Trust 2.180% due 08/15/2068		2,087	2,099
Ownit Mortgage Loan Trust 0.785% due 10/25/2036 ^•		4,701	4,379
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.985% due 12/25/2034 •		1,352	1,324
Penarth Master Issuer PLC 0.644% due 09/18/2022 •		4,000	3,997
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	371
Residential Asset Mortgage Products Trust
0.545% due 02/25/2036 •		1,000	878
0.625% due 12/25/2035 •		541	471
Residential Asset Securities Corp. Trust 0.425% due 10/25/2036 •		2,300	2,196
SLM Student Loan Trust 1.541% due 04/27/2026 •		153	153
Soundview Home Loan Trust 0.860% due 06/25/2035 •		1,048	1,035
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		3,000	2,942
Structured Asset Investment Loan Trust 1.085% due 05/25/2035 •		2,500	2,397
Structured Asset Securities Corp. Mortgage Loan Trust
0.395% due 02/25/2037 •		2,038	1,919
1.190% due 11/25/2035 •		500	475
Tralee CLO Ltd. 2.245% due 10/20/2028 •		4,000	3,942
Venture CLO Ltd. 2.099% due 04/15/2027 •		3,374	3,315
Westlake Automobile Receivables Trust 2.980% due 01/18/2022		233	233
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •		2,872	2,836
Total Asset-Backed Securities (Cost $98,408)			103,412
SOVEREIGN ISSUES 4.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (d)	BRL	89,100	16,124
Chile Government International Bond 1.625% due 01/30/2025	EUR	3,800	4,479
Emirate of Abu Dhabi Government International Bond 2.500% due 04/16/2025		$3,400	3,590
Israel Government International Bond 2.750% due 07/03/2030		4,100	4,531
Japan Bank for International Cooperation 2.375% due 07/21/2022		3,700	3,846
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,763
Province of Ontario
3.150% due 06/02/2022	CAD	3,100	2,402
4.000% due 06/02/2021		2,000	1,523
Province of Quebec
3.500% due 07/29/2020		$600	601
3.500% due 12/01/2022	CAD	600	474
4.250% due 12/01/2021		10,600	8,236
4.500% due 12/01/2020		900	674
Provincia de Buenos Aires 28.192% due 04/12/2025	ARS	4,288	32
Qatar Government International Bond
3.375% due 03/14/2024		$4,300	4,613
3.875% due 04/23/2023		3,600	3,870
Total Sovereign Issues (Cost $63,166)			60,758
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		4,000	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(e)(f)		2,200,000	2,561
Farm Credit Bank of Texas 10.000% due 07/30/2020 (e)(g)		4,000	4,040
Total Preferred Securities (Cost $6,693)			6,601
SHORT-TERM INSTRUMENTS 14.8%
REPURCHASE AGREEMENTS (h) 8.9%			127,269
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	269	2
U.S. TREASURY BILLS 5.9%
0.115% due 07/21/2020 - 08/04/2020 (c)(d)(l)		$84,600	84,594
Total Short-Term Instruments (Cost $211,866)			211,865
Total Investments in Securities (Cost $1,356,563)			1,393,597
		SHARES
INVESTMENTS IN AFFILIATES 11.6%
SHORT-TERM INSTRUMENTS 11.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.6%
PIMCO Short Asset Portfolio		9,369,905	93,465
PIMCO Short-Term Floating NAV Portfolio III		7,299,215	71,963
Total Short-Term Instruments (Cost $165,516)			165,428
Total Investments in Affiliates (Cost $165,516)			165,428
Total Investments 108.8% (Cost $1,522,079)			$1,559,025
Financial Derivative Instruments (i)(k) (0.2)%(Cost or Premiums, net $(2,023))			(2,198)
Other Assets and Liabilities, net (8.6)%			(123,340)
Net Assets 100.0%			$1,433,487

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is not accruing income as of the date of this report.
(b)									Security did not produce income within the last twelve months.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)									Contingent convertible security.
(g)									RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas				10.000%	07/30/2020	09/30/2010			$4,120	$4,040	0.28%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By				Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$2,569	U.S. Treasury Notes 2.125% due 05/15/2022				$(2,620)	$2,569	$2,569
NOM	0.130	06/30/2020	07/01/2020	95,000	U.S. Treasury Bonds 2.500% due 02/15/2046				(96,283)	95,000	95,000
RDR	0.120	06/30/2020	07/01/2020	29,700	U.S. Treasury Notes 1.875% due 02/28/2022				(30,334)	29,700	29,700
Total Repurchase Agreements									$(129,237)	$127,269	$127,269
SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Uniform Mortgage-Backed Security, TBA						4.000%	08/01/2050		$19,538	$(20,726)	$(20,714)
Total Short Sales (1.4)%										$(20,726)	$(20,714)
(1)									Includes accrued interest.
(i)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts		Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2020 Futures					$135.500	07/24/2020	124	$	124	$(49)	$(4)
Total Written Options										$(49)	$(4)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Buxl 30-Year Bond September Futures	09/2020	10	$2,471	$44	$0	$(12)
U.S. Treasury 5-Year Note September Futures	09/2020	5,337	671,086	1,738	0	(167)
U.S. Treasury 10-Year Note September Futures	09/2020	1,921	267,349	605	0	(300)
$2,387	$0	$(479)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	4	$(793)	$(7)	$1	$0
Put Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	83	(3)	65	1	0
Put Options Strike @ EUR 172.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	86	(6)	32	0	0
U.S. Treasury 30-Year Bond September Futures	09/2020	655	(116,958)	(214)	307	0
United Kingdom Long Gilt September Futures	09/2020	33	(5,628)	13	6	(9)
$(111)	$315	$(9)
Total Futures Contracts	$2,276	$315	$(488)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2020	2.353%	$3,900	$22	$(46)	$(24)	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	1,900	(86)	56	(30)	5	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	1,200	(2)	(23)	(25)	5	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	600	(10)	(8)	(18)	3	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.484	11,900	182	(150)	32	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	2,000	(405)	88	(317)	0	0
$(299)	$(83)	$(382)	$14	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
iTraxx Europe Main 29 5-Year Index	(1.000)%	Quarterly	06/20/2023	EUR	19,600	$(347)	$(5)	$(352)	$0	$(38)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.800%	Semi-Annual	08/22/2023	$24,700	$(551)	$2,778	$2,227	$5	$0
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050	GBP	3,200	(68)	(44)	(112)	0	(18)
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050	15,400	(475)	(58)	(533)	0	(84)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	9,480,000	(545)	(1,207)	(1,752)	38	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026	930,000	0	(38)	(38)	0	(5)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026	470,000	0	(18)	(18)	0	(3)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026	780,000	0	(20)	(20)	0	(4)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026	1,250,000	(1)	(26)	(27)	0	(7)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026	463,000	0	(11)	(11)	0	(3)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026	463,000	0	(11)	(11)	0	(2)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026	231,000	0	(9)	(9)	0	(1)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026	563,000	1	(27)	(26)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	720,000	(37)	(118)	(155)	5	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	880,000	64	(261)	(197)	7	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	3,410,000	134	819	953	0	(29)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028	140,000	0	(41)	(41)	1	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	1,580,000	(87)	(486)	(573)	17	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	236,000	0	(60)	(60)	0	(7)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	236,000	0	(59)	(59)	0	(7)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	1,310,000	48	(1,262)	(1,214)	44	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	150,000	0	(153)	(153)	5	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	440,000	28	(404)	(376)	16	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	230,000	1	(229)	(228)	8	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	1,160,500	59	(1,133)	(1,074)	42	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039	840,000	86	(225)	(139)	0	(29)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039	400,000	10	(76)	(66)	0	(14)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039	150,000	0	(30)	(30)	0	(5)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	150,000	367	(98)	269	0	(10)
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	MXN	276,600	0	174	174	1	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020	1,030,400	(70)	724	654	5	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020	320,100	0	(242)	(242)	0	(2)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020	834,600	21	(687)	(666)	0	(5)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020	137,700	0	(111)	(111)	0	(1)
$(1,015)	$(2,649)	$(3,664)	$194	$(239)
Total Swap Agreements	$(1,661)	$(2,737)	$(4,398)	$208	$(278)
(j)	Securities with an aggregate market value of $9,350 and cash of $12,419 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	09/2020	ILS	428	$124	$1	$0
BPS	07/2020	BRL	411	75	0	(1)
07/2020	RUB	254,080	3,629	65	0
07/2020	$77	BRL	411	0	(1)
04/2021	BRL	22,500	$4,091	2	(5)
BRC	08/2020	$1,049	GBP	830	0	(20)
BSH	04/2021	BRL	33,000	$6,334	330	0
CBK	08/2020	AUD	4,460	2,864	0	(214)
GLM	07/2020	$3,402	RUB	255,463	180	0
08/2020	GBP	42,582	$52,319	0	(460)
HUS	07/2020	CAD	19,306	14,031	0	(190)
07/2020	$1,110	CAD	1,521	10	0
08/2020	CAD	1,521	$1,111	0	(10)
08/2020	$5,861	EUR	5,214	2	0
09/2020	THB	6,693	$209	0	(8)
JPM	08/2020	$2,730	GBP	2,228	32	0
04/2021	BRL	33,600	$6,190	77	0
MYI	07/2020	$8,446	CAD	11,538	52	0
08/2020	CAD	11,538	$8,447	0	(52)
08/2020	EUR	37,393	40,595	0	(1,458)
TOR	07/2020	$4,578	CAD	6,247	24	0
08/2020	CAD	6,248	$4,578	0	(24)
Total Forward Foreign Currency Contracts	$775	$(2,443)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	$73.000	07/07/2020	4,400	$0	$0
Total Purchased Options	$0	$0
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.625	08/06/2020	16,500	$(125)	$(83)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	11,600	(49)	(12)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	7,300	(62)	(36)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,000	(5)	(1)
Total Written Options	$(241)	$(132)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.556%	$1,700	$11	$(3)	$8	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	4,700	30	(8)	22	0
GST	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	2,700	(113)	(68)	0	(181)
Total Swap Agreements	$(72)	$(79)	$30	$(181)
(l)

Securities with an aggregate market value of $1,996 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$315,441	$0	$315,441
Industrials	0	198,367	0	198,367
Utilities	0	65,960	0	65,960
U.S. Government Agencies	0	322,897	0	322,897
U.S. Treasury Obligations	0	21,913	0	21,913
Non-Agency Mortgage-Backed Securities	0	86,383	0	86,383
Asset-Backed Securities	0	103,412	0	103,412

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Sovereign Issues	0	60,758	0	60,758
Preferred Securities
Banking & Finance	0	6,601	0	6,601
Short-Term Instruments
Repurchase Agreements	0	127,269	0	127,269
Argentina Treasury Bills	0	2	0	2
U.S. Treasury Bills	0	84,594	0	84,594
	$0	$1,393,597	$0	$1,393,597
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$165,428	$0	$0	$165,428
Total Investments	$165,428	$1,393,597	$0	$1,559,025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,714)	$0	$(20,714)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	315	208	0	523
Over the counter	0	805	0	805
	$315	$1,013	$0	$1,328
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(488)	(282)	0	(770)
Over the counter	0	(2,756)	0	(2,756)
	$(488)	$(3,038)	$0	$(3,526)
Total Financial Derivative Instruments	$(173)	$(2,025)	$0	$(2,198)
Totals	$165,255	$1,370,858	$0	$1,536,113

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.2% ¤
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 17.9%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,666
3.375% due 04/07/2030	7,500	8,203
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024	800	885
American International Group, Inc.
3.750% due 07/10/2025	9,000	9,971
4.875% due 06/01/2022	2,570	2,773
American Tower Corp.
2.750% due 01/15/2027	6,200	6,663
3.000% due 06/15/2023	5,200	5,548
5.000% due 02/15/2024	300	342
Aviation Capital Group LLC
1.430% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,338
4.125% due 08/01/2025	600	541
6.750% due 04/06/2021	300	302
Bank of America Corp.
1.319% due 06/19/2026 •	6,500	6,523
3.004% due 12/20/2023 •	620	652
3.093% due 10/01/2025 •	14,000	15,123
3.124% due 01/20/2023 •	1,100	1,140
3.300% due 01/11/2023	2,750	2,930
3.419% due 12/20/2028 •	5,842	6,510
3.550% due 03/05/2024 •	500	535
4.000% due 04/01/2024	1,028	1,142
4.100% due 07/24/2023	300	330
4.125% due 01/22/2024	7,500	8,313
Bank of New York Mellon Corp. 1.256% (US0003M + 0.870%) due 08/17/2020 ~	250	250
Banque Federative du Credit Mutuel S.A.
2.095% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,029
2.125% due 11/21/2022	7,300	7,533
3.750% due 07/20/2023	1,100	1,190
Barclays PLC
3.200% due 08/10/2021	8,100	8,287
3.250% due 01/12/2021	2,700	2,737
3.650% due 03/16/2025	8,000	8,692
3.684% due 01/10/2023	1,400	1,454
4.375% due 01/12/2026	2,350	2,656
BNP Paribas S.A.
3.052% due 01/13/2031 •	4,400	4,634
3.375% due 01/09/2025	550	595
3.500% due 03/01/2023	5,100	5,402
3.500% due 11/16/2027	1,700	1,861
4.705% due 01/10/2025 •	1,800	1,994
BOC Aviation Ltd.
1.409% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,854
1.606% (US0003M + 1.050%) due 05/02/2021 ~	3,700	3,669
BPCE S.A.
2.375% due 01/14/2025	6,900	7,143
3.000% due 05/22/2022	300	310
4.000% due 04/15/2024	1,000	1,112
4.500% due 03/15/2025	5,000	5,466
4.625% due 07/11/2024	350	382
5.700% due 10/22/2023	1,100	1,232
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	4,410
Brookfield Finance, Inc.
4.000% due 04/01/2024	600	651
4.350% due 04/15/2030	550	622
Canadian Imperial Bank of Commerce 0.881% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,476
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,081
Citigroup, Inc.
1.546% (US0003M + 1.250%) due 07/01/2026 ~	8,000	7,969
1.951% (US0003M + 0.960%) due 04/25/2022 ~	1,600	1,609
2.572% due 06/03/2031 •(d)	6,600	6,830
3.300% due 04/27/2025	6,000	6,594
3.400% due 05/01/2026	1,500	1,665

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.700% due 01/12/2026	3,100	3,467
3.750% due 06/16/2024	1,300	1,435
4.500% due 01/14/2022	2,050	2,173
Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	6,000	6,010
3.875% due 09/26/2023	7,000	7,653
3.950% due 11/09/2022	750	794
4.625% due 12/01/2023	2,600	2,870
Credit Agricole S.A. 3.250% due 10/04/2024	8,600	9,246
Credit Suisse AG 3.625% due 09/09/2024	800	884
Credit Suisse Group AG 2.193% due 06/05/2026 •	7,150	7,248
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	800	850
3.800% due 06/09/2023	10,900	11,747
4.550% due 04/17/2026	3,000	3,452
Deutsche Bank AG
3.961% due 11/26/2025 •	200	210
4.250% due 10/14/2021	7,800	8,007
Discover Bank 4.200% due 08/08/2023	6,000	6,557
European Investment Bank 2.000% due 03/15/2021	3,200	3,239
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	5,000	5,250
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	3,500	3,589
2.908% due 06/05/2023 •	6,900	7,155
3.691% due 06/05/2028 •	6,175	6,920
3.750% due 05/22/2025	300	333
3.850% due 07/08/2024	1,100	1,214
3.850% due 01/26/2027	900	1,016
4.000% due 03/03/2024	14,000	15,478
5.750% due 01/24/2022	4,100	4,424
HSBC Holdings PLC
2.848% due 06/04/2031 •	1,350	1,384
3.033% due 11/22/2023 •	5,000	5,226
3.600% due 05/25/2023	10,700	11,496
3.803% due 03/11/2025 •	5,200	5,621
3.950% due 05/18/2024 •	6,600	7,096
ING Bank NV 2.625% due 12/05/2022	6,450	6,769
ING Groep NV
1.456% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,015
4.100% due 10/02/2023	5,700	6,255
4.625% due 01/06/2026	6,900	8,096
Intercontinental Exchange, Inc. 3.750% due 12/01/2025	2,500	2,851
International Lease Finance Corp.
4.625% due 04/15/2021	200	202
8.250% due 12/15/2020	2,300	2,355
Jackson National Life Global Funding
2.250% due 04/29/2021	500	507
2.375% due 09/15/2022	3,900	4,016
2.650% due 06/21/2024	3,300	3,472
3.300% due 06/11/2021	2,400	2,465
3.300% due 02/01/2022	5,600	5,822
JPMorgan Chase & Co.
1.891% (US0003M + 0.900%) due 04/25/2023 ~	300	301
2.700% due 05/18/2023	2,850	3,005
3.300% due 04/01/2026	5,000	5,593
3.625% due 05/13/2024	700	773
3.797% due 07/23/2024 •	10,500	11,390
3.900% due 07/15/2025	4,800	5,447
4.023% due 12/05/2024 •	1,200	1,323
7.625% due 10/15/2026	3,000	4,011
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,839
Lazard Group LLC 3.750% due 02/13/2025	856	910
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	2,058
Lloyds Banking Group PLC
2.858% due 03/17/2023 •	5,000	5,153
2.907% due 11/07/2023 •	500	521
3.000% due 01/11/2022	600	621
3.574% due 11/07/2028 •	3,800	4,132
4.450% due 05/08/2025	4,000	4,539
MassMutual Global Funding
2.500% due 10/17/2022	800	835
3.400% due 03/08/2026	400	449
MET Tower Global Funding 0.608% due 01/17/2023 •	8,000	7,942

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

Metropolitan Life Global Funding 3.375% due 01/11/2022	11,200	11,690
Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	2,450	2,626
2.801% due 07/18/2024	4,400	4,717
3.761% due 07/26/2023	10,900	11,844
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.652% due 09/19/2022	600	616
Mizuho Financial Group, Inc.
1.311% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,007
2.273% due 09/13/2021	700	714
2.601% due 09/11/2022	300	312
2.632% due 04/12/2021	200	203
2.839% due 07/16/2025 •	5,000	5,247
3.477% due 04/12/2026	7,000	7,731
Morgan Stanley
3.700% due 10/23/2024	24,800	27,523
3.737% due 04/24/2024 •	850	917
3.750% due 02/25/2023	1,000	1,080
4.000% due 07/23/2025	2,850	3,234
5.750% due 01/25/2021	3,000	3,090
MUFG Union Bank N.A. 2.100% due 12/09/2022	7,850	8,096
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	6,417
Nationwide Building Society 4.363% due 08/01/2024 •	4,100	4,439
New York Life Global Funding 1.389% (US0003M + 0.280%) due 01/21/2022 ~	4,800	4,811
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	1,500	1,474
2.650% due 07/13/2022	2,700	2,660
3.150% due 03/15/2021	4,700	4,687
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,300	2,400
NTT Finance Corp. 1.900% due 07/21/2021	500	506
Protective Life Global Funding
1.082% due 06/09/2023	3,200	3,227
2.161% due 09/25/2020	5,200	5,221
2.615% due 08/22/2022	5,800	6,032
Prudential PLC 3.125% due 04/14/2030	3,000	3,226
Qatari Diar Finance QSC 5.000% due 07/21/2020	3,600	3,616
Royal Bank of Scotland Group PLC
1.862% (US0003M + 1.470%) due 05/15/2023 ~	300	300
3.875% due 09/12/2023	1,700	1,834
4.269% due 03/22/2025 •	6,000	6,527
4.800% due 04/05/2026	9,000	10,429
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,250
4.500% due 07/17/2025	400	433
Santander UK Group Holdings PLC
2.875% due 08/05/2021	2,200	2,252
3.823% due 11/03/2028 •	2,000	2,205
4.796% due 11/15/2024 •	3,250	3,597
Santander UK PLC
2.875% due 06/18/2024	3,400	3,627
4.000% due 03/13/2024	1,100	1,213
5.000% due 11/07/2023	1,512	1,652
SBA Tower Trust 2.877% due 07/15/2046	3,250	3,259
Simon Property Group LP 3.375% due 10/01/2024	900	969
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	603
Societe Generale S.A.
2.625% due 01/22/2025	3,200	3,269
2.682% due 04/08/2021 •	1,350	1,363
State Street Corp. 2.354% due 11/01/2025 •	1,600	1,697
Sumitomo Mitsui Financial Group, Inc.
1.995% (US0003M + 0.860%) due 07/19/2023 ~	400	399
2.348% due 01/15/2025	3,000	3,137
2.442% due 10/19/2021	6,100	6,250
2.696% due 07/16/2024	9,700	10,282
2.784% due 07/12/2022	2,100	2,189
2.934% due 03/09/2021	1,500	1,526
UBS Group AG
2.859% due 08/15/2023 •	5,680	5,888
2.950% due 09/24/2020	1,500	1,508
3.000% due 04/15/2021	4,600	4,691
4.125% due 09/24/2025	1,300	1,475
Ventas Realty LP
3.100% due 01/15/2023	2,000	2,049

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.125% due 01/15/2026	4,000	4,296
Waha Aerospace BV 3.925% due 07/28/2020	10	10
WEA Finance LLC
3.150% due 04/05/2022	1,000	1,015
3.250% due 10/05/2020	500	501
Wells Fargo & Co.
2.393% due 06/02/2028 •	300	310
3.000% due 02/19/2025	6,000	6,467
3.000% due 04/22/2026	1,600	1,749
3.069% due 01/24/2023	5,500	5,698
3.300% due 09/09/2024	9,000	9,845
3.550% due 09/29/2025	1,200	1,341
3.584% due 05/22/2028 •	630	700
Welltower, Inc.
3.750% due 03/15/2023	400	424
4.250% due 04/01/2026	4,000	4,489
Weyerhaeuser Co. 4.000% due 04/15/2030	5,800	6,559
XLIT Ltd. 4.450% due 03/31/2025	500	564
		721,734
INDUSTRIALS 5.4%
AbbVie, Inc.
2.300% due 05/14/2021	300	304
2.600% due 11/21/2024	5,500	5,860
3.200% due 11/06/2022	1,400	1,471
3.200% due 05/14/2026	200	223
3.850% due 06/15/2024	150	165
Air Canada Pass-Through Trust 3.750% due 06/15/2029	444	421
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,839
3.600% due 11/28/2024	400	437
Altria Group, Inc. 3.490% due 02/14/2022	1,400	1,460
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,541	3,811
3.650% due 02/15/2029	2,302	2,211
4.000% due 01/15/2027	1,803	1,383
Amgen, Inc.
2.700% due 05/01/2022	100	103
3.875% due 11/15/2021	124	129
Anheuser-Busch InBev Worldwide, Inc. 4.150% due 01/23/2025	5,000	5,677
Apple, Inc. 1.700% due 09/11/2022	8,000	8,245
Baidu, Inc. 2.875% due 07/06/2022	1,300	1,333
BAT International Finance PLC 3.950% due 06/15/2025	5,000	5,518
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,500	4,940
BMW U.S. Capital LLC
0.934% (US0003M + 0.500%) due 08/13/2021 ~	400	398
2.000% due 04/11/2021	3,500	3,531
3.400% due 08/13/2021	4,500	4,621
Boston Scientific Corp. 3.375% due 05/15/2022	293	306
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,327
British Airways Pass-Through Trust 4.625% due 12/20/2025	205	191
Broadcom Corp. 2.650% due 01/15/2023	500	519
Broadcom, Inc.
3.459% due 09/15/2026	504	542
4.110% due 09/15/2028	5,261	5,764
Campbell Soup Co. 3.650% due 03/15/2023	86	92
Comcast Corp. 1.950% due 01/15/2031	9,000	9,188
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	405	370
4.750% due 07/12/2022	326	322
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,924
CVS Health Corp.
3.625% due 04/01/2027	2,600	2,925
3.750% due 04/01/2030	5,700	6,568
4.100% due 03/25/2025	9,300	10,520
CVS Pass-Through Trust 7.507% due 01/10/2032	1,229	1,532

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~	2,000	1,977
Danone S.A. 2.077% due 11/02/2021	1,000	1,018
Dell International LLC
4.420% due 06/15/2021	1,300	1,336
5.450% due 06/15/2023	2,100	2,298
eBay, Inc. 3.450% due 08/01/2024	7,000	7,643
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,539
Emory University 2.143% due 09/01/2030	1,300	1,355
Enbridge, Inc.
0.881% (US0003M + 0.500%) due 02/18/2022 ~	6,000	5,968
2.900% due 07/15/2022	3,800	3,944
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~	2,500	2,497
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	1,923
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	1,000	987
Georgetown University 2.247% due 04/01/2030	4,500	4,293
Hyundai Capital America 1.108% due 09/18/2020 •	7,500	7,484
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,719
3.500% due 02/11/2023	3,800	3,946
Japan Tobacco, Inc. 2.000% due 04/13/2021	700	705
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,409	7,060
Kinder Morgan Energy Partners LP 5.800% due 03/01/2021	1,400	1,446
NVIDIA Corp. 2.850% due 04/01/2030	2,400	2,675
Oracle Corp.
2.650% due 07/15/2026	400	432
2.950% due 11/15/2024	2,000	2,169
2.950% due 04/01/2030	2,800	3,126
Panasonic Corp. 2.536% due 07/19/2022	2,000	2,059
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	307
3.375% due 02/01/2022	5,000	5,131
Petronas Capital Ltd. 3.500% due 04/21/2030	5,500	6,124
Philip Morris International, Inc.
2.125% due 05/10/2023	700	732
3.600% due 11/15/2023	6,600	7,282
Raytheon Technologies Corp. 3.200% due 03/15/2024	2,036	2,192
Reynolds American, Inc.
4.000% due 06/12/2022	1,465	1,549
4.850% due 09/15/2023	2,800	3,121
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	2,000	2,189
Siemens Financieringsmaatschappij NV 2.900% due 05/27/2022	800	837
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,531	1,552
Thermo Fisher Scientific, Inc. 3.000% due 04/15/2023	400	424
Tyson Foods, Inc. 2.250% due 08/23/2021	1,275	1,292
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,042	1,004
4.550% due 08/25/2031	4,269	3,549
UnitedHealth Group, Inc. 3.875% due 10/15/2020	427	428
Volkswagen Group of America Finance LLC 3.875% due 11/13/2020	700	707
Zimmer Biomet Holdings, Inc. 1.066% (US0003M + 0.750%) due 03/19/2021 ~	5,100	5,100
		218,289
UTILITIES 1.5%
AT&T, Inc.
2.300% due 06/01/2027	2,400	2,482
3.400% due 05/15/2025	2,000	2,201
3.900% due 03/11/2024	200	221
4.100% due 02/15/2028	4,441	5,093
4.300% due 02/15/2030	5,699	6,663
4.450% due 04/01/2024	300	336

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

BG Energy Capital PLC 4.000% due 12/09/2020	1,000	1,014
CNOOC Finance Ltd. 3.000% due 05/09/2023	4,100	4,283
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,897
Pacific Gas and Electric Co.
1.750% due 06/16/2022	5,300	5,322
1.795% (US0003M + 1.480%) due 06/16/2022 ~	5,900	5,910
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,036
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	23	23
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	752
2.500% due 09/13/2022	7,100	7,277
4.125% due 09/12/2025	400	451
Southern California Edison Co. 3.500% due 10/01/2023	1,800	1,935
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	2,025	2,025
State Grid Overseas Investment Ltd. 4.125% due 05/07/2024	400	441
Verizon Communications, Inc. 3.376% due 02/15/2025	5,225	5,802
		62,164
Total Corporate Bonds & Notes (Cost $954,900)		1,002,187
MUNICIPAL BONDS & NOTES 3.0%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,849
CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	9,159
California State General Obligation Bonds, Series 2018 4.500% due 04/01/2033	3,000	3,549
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,970
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	408
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,922
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040	400	400
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010 5.035% due 05/15/2021	700	724
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	826
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	6,400	7,382
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	531
3.063% due 07/01/2025	5,200	5,707
		33,578
FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	314
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,072
		1,386
GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,114
IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,166
2.447% due 09/01/2024	4,400	4,576
		6,742
MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Notes, Series 2014 2.446% due 11/01/2020	2,750	2,766

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,150
2.596% due 12/01/2026	1,400	1,477
		2,627
NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	662
6.814% due 11/15/2040	500	653
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 2.523% due 07/01/2021	1,950	1,950
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,766
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,110
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	1,600	1,730
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 2.980% due 11/01/2027	7,000	7,656
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019 2.010% due 05/01/2025	3,000	3,133
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,033
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,150	2,285
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,745
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,455
1.777% due 03/15/2028	4,000	4,032
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,977
Port Authority of New York & New Jersey Revenue Notes, Series 2014 2.529% due 10/15/2020	1,800	1,809
		53,996
PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014 2.609% due 12/01/2021	1,000	1,022
SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	2,380	2,451
TEXAS 0.1%
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,570
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033 (a)	2,500	3,108
		5,678
UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,149
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	715	760
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	536
		3,445
WISCONSIN 0.2%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	408
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,425
2.299% due 05/01/2028	2,100	2,196
		6,029
Total Municipal Bonds & Notes (Cost $117,766)		122,683
U.S. GOVERNMENT AGENCIES 48.0%
Fannie Mae
0.425% due 06/25/2037 •	300	298
0.435% due 11/25/2045 •	771	767
0.485% due 12/25/2045 •	478	477
0.535% due 03/25/2035 - 03/25/2046 •	878	876
0.568% due 03/25/2036 •	735	734

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

0.770% due 11/25/2046 •	906	904
0.790% due 11/25/2046 - 12/25/2056 •	7,163	7,164
0.810% due 12/25/2046 •	5,498	5,503
0.820% due 07/25/2046 - 10/25/2046 •	7,367	7,376
0.870% due 01/25/2047 •	5,485	5,491
0.915% due 06/25/2040 •	303	306
1.625% due 10/15/2024 - 01/07/2025	72,800	76,611
2.654% due 05/25/2027	2,810	2,945
3.436% due 07/01/2034 •	309	319
3.980% due 07/01/2021	2,500	2,567
4.144% due 10/01/2037 •	358	375
Federal Home Loan Bank 1.500% due 08/15/2024	13,700	14,350
Freddie Mac
0.485% due 09/15/2035 •	15	15
0.544% due 08/15/2040 - 10/15/2040 «•	5,000	4,975
0.585% due 02/15/2041 •	343	344
0.590% due 07/25/2050 •	16,400	16,409
0.635% due 04/15/2041 •	104	104
0.655% due 11/15/2036 •	102	102
0.720% due 10/15/2037 •	7,073	6,987
0.735% due 04/15/2041 •	861	868
0.810% due 07/15/2040 •	4,541	4,572
0.870% due 07/15/2041 - 03/15/2042 •	11,407	11,510
2.235% due 07/15/2035 •	4,200	4,233
2.491% due 12/25/2028	5,547	6,021
2.500% due 07/25/2034 - 09/25/2048	50,365	51,493
2.864% due 10/25/2026	3,110	3,356
3.000% due 10/01/2046 - 09/01/2048	65,707	69,357
3.026% due 04/25/2027	1,853	2,016
3.065% due 08/25/2022	4,459	4,638
3.303% due 11/25/2027 ~	4,000	4,630
3.500% due 06/01/2044 - 10/01/2048	3,577	3,814
4.000% due 09/01/2048 - 05/01/2049	47,509	50,350
4.500% due 10/01/2048 - 02/01/2049	17,873	19,207
Ginnie Mae
0.693% due 10/20/2066 •	47	47
0.753% due 08/20/2066 •	8	8
0.843% due 07/20/2063 •	3,137	3,139
0.873% due 06/20/2065 •	5,966	5,970
0.903% due 03/20/2065 •	4,754	4,763
0.953% due 12/20/2064 - 06/20/2066 •	17,169	17,231
0.983% due 08/20/2061 - 03/20/2062 •	2	2
1.033% due 09/20/2063 •	373	374
1.053% due 10/20/2063 - 09/20/2065 •	625	631
1.073% due 02/20/2066 •	760	762
1.103% due 05/20/2066 •	5,152	5,201
1.183% due 04/20/2066 •	8,902	9,005
1.203% due 04/20/2066 •	8,878	8,997
1.223% due 07/20/2065 •	367	371
1.253% due 12/20/2066 •	7,569	7,680
1.303% due 01/20/2067 •	7,394	7,526
1.453% due 03/20/2066 •	3,523	3,604
1.486% due 09/20/2065 •	6,151	6,145
3.000% due 05/20/2050	16,565	17,582
3.500% due 09/20/2045 - 01/20/2050	10,052	10,701
Ginnie Mae, TBA
3.000% due 08/01/2050	22,700	23,998
3.500% due 08/01/2050	102,700	108,365
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	15,555
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,500	1,564
3.000% due 01/01/2035 - 03/01/2050	49,297	52,112
3.500% due 03/01/2024 - 01/01/2050	78,773	83,489
4.000% due 05/01/2047 - 12/01/2049	74,763	79,220
4.500% due 08/01/2048	19,944	21,488
5.000% due 04/01/2023 - 11/01/2044	4,537	5,084
5.500% due 04/01/2023 - 02/01/2042	1,786	2,038
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	62,700	63,913
2.500% due 07/01/2050 - 09/01/2050	435,700	452,951
3.000% due 07/01/2035 - 09/01/2050	386,400	405,626
3.500% due 07/01/2035 - 08/01/2050	54,400	57,183
4.000% due 07/01/2050 - 08/01/2050	46,550	49,352
4.500% due 07/01/2050	16,000	17,194
Total U.S. Government Agencies (Cost $1,914,591)		1,940,935
U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.000% due 02/15/2050	6,500	7,442
U.S. Treasury Notes
0.500% due 05/31/2027	50,000	50,060
0.625% due 03/31/2027	82,000	82,844
1.125% due 02/28/2027	28,000	29,218

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.375% due 01/31/2022	17,000	17,325
1.375% due 01/31/2025	7,100	7,461
1.500% due 01/15/2023	12,000	12,404
1.500% due 10/31/2024	20,000	21,085
1.500% due 11/30/2024	11,500	12,134
1.500% due 01/31/2027	39,000	41,642
1.500% due 02/15/2030	14,400	15,568
1.625% due 08/15/2029	100,900	110,099
1.750% due 12/31/2024	47,000	50,152
1.750% due 12/31/2026	43,000	46,588
1.750% due 11/15/2029	4,500	4,969
2.000% due 04/30/2024 (g)	9,690	10,352
2.125% due 03/31/2024 (g)	5,600	6,001
2.250% due 12/31/2023	2,840	3,044
2.250% due 04/30/2024 (g)	1,600	1,725
2.250% due 03/31/2026	18,400	20,366
2.500% due 02/28/2026	11,100	12,430
2.625% due 06/15/2021	7,000	7,165
Total U.S. Treasury Obligations (Cost $542,435)		570,074
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,308
AREIT Trust 1.215% due 09/14/2036 •	2,500	2,412
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,200	8,617
3.441% due 09/15/2048	5,955	6,487
Bancorp Commercial Mortgage Trust 1.185% due 03/15/2036 •	3,395	3,280
BANK
2.808% due 10/17/2052	1,600	1,724
2.897% due 11/15/2062	3,728	4,041
2.933% due 09/15/2062	10,300	11,282
3.279% due 11/15/2054	5,300	5,897
3.432% due 05/15/2062	2,000	2,236
3.623% due 04/15/2052	2,500	2,807
Benchmark Mortgage Trust
2.888% due 08/15/2057	4,319	4,654
2.957% due 12/15/2062	6,100	6,603
3.780% due 02/15/2051 ~	1,100	1,213
4.232% due 01/15/2052	5,700	6,804
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	8,976
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,234
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,825	3,898
3.268% due 09/15/2050	3,600	3,857
3.962% due 03/10/2051	4,800	5,383
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,872
3.091% due 10/10/2049	3,700	3,990
3.317% due 09/10/2050	3,100	3,357
3.432% due 08/10/2048	1,452	1,581
3.497% due 05/10/2048	1,500	1,634
3.510% due 09/10/2050	4,200	4,675
3.694% due 08/10/2047	2,200	2,376
3.796% due 08/10/2047	3,250	3,548
3.902% due 07/10/2050	2,200	2,429
4.228% due 05/10/2051	3,800	4,467
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	9,726
3.808% due 11/15/2048	5,600	6,193
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,559
Exantas Capital Corp. Ltd. 1.194% due 04/15/2036 •	8,213	7,994
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	5,014
GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	8,242
3.396% due 02/10/2048	2,600	2,803
3.801% due 01/10/2047	3,447	3,679
3.871% due 07/10/2046 ~	7,000	7,387
HPLY Trust 1.185% due 11/15/2036 •	4,508	4,276
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,529
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	3,143
3.562% due 12/15/2048	1,500	1,593
3.611% due 05/15/2048	2,000	2,186
3.639% due 11/15/2047	3,000	3,251
3.670% due 09/15/2047	2,463	2,660

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.801% due 08/15/2048	1,500	1,660
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,530
2.994% due 12/15/2049	300	318
3.242% due 10/15/2050	3,900	4,185
JPMorgan Chase Commercial Mortgage Securities Trust
1.035% due 10/15/2032 •	2,943	2,815
1.035% due 12/15/2036 •	6,000	5,828
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,140
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,456
3.067% due 11/15/2052	6,200	6,791
3.587% due 12/15/2050	700	791
3.809% due 12/15/2048	2,000	2,217
Motel 6 Trust 1.105% due 08/15/2034 •	1,204	1,183
PFP Ltd.
1.165% due 04/14/2036 •	8,799	8,545
1.245% due 04/14/2037 •	3,250	3,162
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,660
2.987% due 12/15/2052	930	1,013
3.215% due 08/15/2050	4,550	4,903
3.366% due 10/15/2050	2,700	2,926
3.504% due 12/15/2050	8,400	9,081
3.903% due 02/15/2051	3,500	3,897
4.195% due 08/15/2051	1,200	1,365
VMC Finance LLC 1.114% due 10/15/2035 •	5,577	5,322
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,497
2.652% due 08/15/2049	1,600	1,684
2.788% due 07/15/2048	250	261
2.991% due 02/15/2048	234	242
3.306% due 05/15/2048	243	254
3.395% due 10/15/2050	3,400	3,695
3.461% due 07/15/2058	954	1,000
3.540% due 05/15/2048	1,500	1,639
4.147% due 06/15/2051	1,400	1,584
Wells Fargo-RBS Commercial Mortgage Trust 3.631% due 11/15/2047	2,000	2,161
Total Non-Agency Mortgage-Backed Securities (Cost $287,423)		297,682
ASSET-BACKED SECURITIES 4.4%
Arbor Realty Collateralized Loan Obligation Ltd. 1.175% due 12/15/2027 •	6,800	6,679
Avery Point CLO Ltd. 2.091% due 04/25/2026 •	733	731
B&M CLO Ltd. 1.906% due 04/16/2026 •	490	489
California Street CLO Ltd. 2.249% due 10/15/2025 •	1,549	1,538
CLNC FL1 Ltd. 1.444% due 08/20/2035 •	10,000	9,763
Columbia Cent CLO Ltd. 2.141% due 10/25/2028 •	6,000	5,893
Denali Capital CLO LLC 2.041% due 10/26/2027 •	3,800	3,761
ECMC Group Student Loan Trust
0.935% due 02/27/2068 •	4,830	4,698
0.985% due 09/25/2068 •	6,455	6,249
1.235% due 05/25/2067 •	3,640	3,596
Elevation CLO Ltd. 2.125% due 04/18/2027 •	472	471
Gallatin CLO Ltd. 2.269% (US0003M + 1.050%) due 07/15/2027 ~	3,455	3,417
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •	11,000	10,836
GPMT Ltd. 1.485% due 02/22/2036 •	6,500	6,404
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •	3,376	3,289
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	447	447
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •	474	472
Mountain View CLO Ltd. 2.266% due 10/16/2029 •	2,000	1,956
Navient Student Loan Trust
0.565% due 03/25/2067 •	5,401	5,372
0.985% due 07/26/2066 •	3,781	3,610
Nelnet Student Loan Trust
0.470% due 08/23/2027 •	925	923
0.785% due 03/25/2030 •	2,281	2,258

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

OZLM Ltd. 1.840% due 07/30/2027 •	2,770	2,724
Palmer Square Loan Funding Ltd.
1.292% due 11/15/2026 •	3,276	3,239
2.005% due 07/20/2028 •	11,300	11,239
2.105% due 04/20/2027 •	3,767	3,728
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,801
Seneca Park CLO Ltd. 2.255% due 07/17/2026 •	442	441
Shackleton CLO Ltd. 2.265% due 10/20/2028 •	7,388	7,245
SLC Student Loan Trust
0.413% due 09/15/2026 •	215	215
0.423% due 03/15/2027 •	710	703
0.452% due 05/15/2029 •	3,072	2,981
1.235% due 11/25/2042 •	1,007	1,005
SLM Student Loan Trust
0.783% due 12/15/2027 •	2,553	2,533
1.091% due 04/25/2027 •	107	107
1.101% due 01/25/2027 •	255	254
1.111% due 01/25/2027 •	1,070	1,055
1.131% due 10/25/2028 •	5,604	5,486
1.541% due 04/27/2026 •	422	422
1.541% due 01/25/2028 •	2,760	2,755
1.591% due 10/25/2029 •	3,600	3,540
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •	1,319	1,313
Telos CLO Ltd. 2.405% due 01/17/2027 •	1,439	1,428
TICP CLO Ltd. 1.975% due 04/20/2028 •	3,384	3,300
TPG Real Estate Finance 1.344% due 10/15/2034 •	10,700	10,446
Tralee CLO Ltd. 2.245% due 10/20/2028 •	3,400	3,351
Venture CLO Ltd.
2.248% due 10/22/2031 •	1,850	1,823
2.365% due 04/20/2029 •	16,000	15,760
Voya CLO Ltd. 1.711% due 07/25/2026 •	1,539	1,531
Zais CLO Ltd. 2.369% due 04/15/2028 •	4,841	4,794
Total Asset-Backed Securities (Cost $180,903)		178,071
SOVEREIGN ISSUES 1.0%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,679
Korea Expressway Corp. 3.625% due 10/22/2021	4,000	4,145
Province of Ontario
2.500% due 04/27/2026	5,000	5,472
3.050% due 01/29/2024	4,000	4,356
3.200% due 05/16/2024	3,000	3,298
Province of Quebec
2.375% due 01/31/2022	4,700	4,847
2.625% due 02/13/2023	10,500	11,096
Saudi Government International Bond 2.375% due 10/26/2021	500	508
Total Sovereign Issues (Cost $37,877)		40,401
SHORT-TERM INSTRUMENTS 25.5%
CERTIFICATES OF DEPOSIT 0.1%
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~	6,500	6,509
REPURCHASE AGREEMENTS (e) 15.0%		606,432
U.S. TREASURY BILLS 10.4%
0.140% due 07/07/2020 - 10/01/2020 (b)(c)	420,100	420,041
Total Short-Term Instruments (Cost $1,032,961)		1,032,982
Total Investments in Securities (Cost $5,068,856)		5,185,015
Total Investments 128.2% (Cost $5,068,856)		$5,185,015
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $(147))		106
Other Assets and Liabilities, net (28.2)%		(1,141,675)
Net Assets 100.0%		$4,043,446

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$6,600	$6,830	0.17%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	0.115%	06/30/2020	07/06/2020	$200,000		U.S. Treasury Notes 2.125% due 09/30/2024		$(203,954)	$200,000	$200,001
BOS	0.120	06/30/2020	07/01/2020	100,000		U.S. Treasury Notes 0.250% due 06/15/2023		(101,980)	100,000	100,000
FICC	0.000	06/30/2020	07/01/2020	1,932		U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		(1,971)	1,932	1,932
JPS	0.120	07/01/2020	07/02/2020	150,000		U.S. Treasury Bonds 3.000% due 11/15/2044		(153,186)	150,000	150,001
MBC	0.130	06/30/2020	07/01/2020	84,900		U.S. Treasury Notes 2.000% - 2.125% due 12/31/2022 - 06/30/2024		(87,585)	84,900	84,900
SGY	0.130	06/30/2020	07/01/2020	69,600		U.S. Treasury Notes 2.250% due 11/15/2027		(70,953)	69,600	69,600
Total Repurchase Agreements								$(619,629)	$606,432	$606,434
(1)				Includes accrued interest.
Cash of $588 has been pledged as collateral under the terms of master agreements as of June 30, 2020.
(f)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	657	$(91,436)	$(310)		$103	$0
Total Futures Contracts							$(310)		$103	$0
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	1.145%	$3,900	$(147)	$121	$(26)	$3	$0
Total Swap Agreements						$(147)	$121	$(26)	$3	$0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2020 (Unaudited)

(g)				Securities with an aggregate market value of $3,657 and cash of $2,314 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$721,734	$0	$721,734
Industrials	0	218,289	0	218,289
Utilities	0	62,164	0	62,164
Municipal Bonds & Notes
Alabama	0	1,849	0	1,849
California	0	33,578	0	33,578
Florida	0	1,386	0	1,386
Georgia	0	1,114	0	1,114
Idaho	0	6,742	0	6,742
Massachusetts	0	2,766	0	2,766
Michigan	0	2,627	0	2,627
New York	0	53,996	0	53,996
Pennsylvania	0	1,022	0	1,022
South Dakota	0	2,451	0	2,451
Texas	0	5,678	0	5,678
Utah	0	3,445	0	3,445
Wisconsin	0	6,029	0	6,029
U.S. Government Agencies	0	1,935,960	4,975	1,940,935
U.S. Treasury Obligations	0	570,074	0	570,074
Non-Agency Mortgage-Backed Securities	0	297,682	0	297,682
Asset-Backed Securities	0	178,071	0	178,071
Sovereign Issues	0	40,401	0	40,401
Short-Term Instruments
Certificates of Deposit	0	6,509	0	6,509
Repurchase Agreements	0	606,432	0	606,432
U.S. Treasury Bills	0	420,041	0	420,041
Total Investments	$0	$5,180,040	$4,975	$5,185,015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$103	$3	$0	$106
Total Financial Derivative Instruments	$103	$3	$0	$106
Totals	$103	$5,180,043	$4,975	$5,185,121

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 226.8% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2049 (e)	$38	$51
Ambac LSNI LLC 6.000% due 02/12/2023 •	141	140
		191
INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	1,083	1,224
Total Corporate Bonds & Notes (Cost $1,274)		1,415
MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	3,828
Total Municipal Bonds & Notes (Cost $4,888)		3,828
U.S. GOVERNMENT AGENCIES 200.2%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	1	1
0.200% due 02/25/2043 •(a)	3,668	30
0.228% due 12/25/2036 •	1,487	1,474
0.236% due 07/25/2037 •	562	553
0.295% due 07/25/2032 •	139	135
0.376% due 09/26/2033 •	18	18
0.428% due 06/25/2032 •	1	1
0.485% due 12/25/2028 - 12/25/2048 •	58,318	58,116
0.528% due 02/25/2033 •	11	11
0.585% due 06/25/2029 - 04/25/2032 •	63	63
0.594% due 04/18/2028 - 12/18/2032 •	24	25
0.635% due 06/25/2046 - 11/25/2059 •	27,958	27,975
0.644% due 10/18/2030 •	15	15
0.685% due 06/25/2030 - 11/25/2059 •	23,426	23,496
0.694% due 09/18/2027 •	19	19
0.835% due 09/25/2023 •	6	6
0.885% due 10/25/2037 •	3,018	3,068
1.085% due 04/25/2032 •	26	26
1.285% due 05/25/2023 •	4	4
1.485% due 11/25/2021 •	1	2
2.134% due 07/01/2020 - 10/01/2031 •	18	18
2.168% due 01/25/2022 ~(a)	6,801	91
2.239% due 10/01/2023 •	5	5
2.640% due 05/01/2029 •	9	9
2.643% due 05/01/2035 •	57	58
2.657% due 03/01/2035 •	65	65
2.690% due 07/01/2027 •	2	2
2.761% due 04/25/2046 ~(a)	911	47
2.781% due 10/25/2046 ~(a)	543	27
2.828% due 07/25/2052 ~(a)	1,051	55
2.853% due 06/01/2035 •	276	288
2.865% due 07/25/2044 ~(a)	1,160	66
2.891% due 08/01/2042 - 10/01/2044 •	1,296	1,302
2.937% due 07/25/2044 ~(a)	1,458	77
2.943% due 06/01/2032 •	62	62
3.000% due 11/01/2042 - 05/01/2058	24,542	26,077
3.000% due 11/25/2043 - 12/25/2048 (a)	28,135	2,780
3.025% due 01/25/2045 ~(a)	1,063	54
3.060% due 03/25/2045 ~(a)	941	50
3.080% due 04/25/2055 ~(a)	1,721	102
3.091% due 10/01/2030 - 12/01/2040 •	206	206
3.106% due 08/25/2044 ~(a)	922	54
3.107% due 05/01/2035 •	32	33
3.125% due 04/01/2033 •	76	77
3.134% due 08/25/2054 ~(a)	1,952	130
3.175% due 11/01/2035 •	280	282

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.194% due 08/25/2055 ~(a)	1,040	61
3.226% due 05/01/2036 •	4	4
3.278% due 07/25/2045 ~(a)	4,620	345
3.279% due 03/01/2035 •	26	27
3.354% due 01/01/2049 •	11,735	12,174
3.355% due 09/01/2035 •	148	153
3.379% due 02/01/2032 •	46	46
3.380% due 11/01/2035 •	5	5
3.386% due 01/01/2026 •	61	61
3.448% due 06/01/2023 •	7	7
3.451% due 05/01/2036 •	188	190
3.469% due 02/01/2026 •	11	11
3.500% due 07/01/2026 - 08/01/2026 •	4	4
3.500% due 04/25/2046 (a)	3,056	134
3.500% due 06/01/2056 - 01/01/2059	47,645	51,877
3.513% due 10/25/2042 •	1,906	1,873
3.521% due 01/01/2035 •	39	39
3.532% due 03/01/2025 •	2	2
3.535% due 11/01/2048 •	6,410	6,630
3.552% due 11/01/2025 •	23	23
3.558% due 03/01/2035 •	99	100
3.575% due 02/01/2026	9,000	10,125
3.602% due 12/01/2048 •	12,607	13,040
3.619% due 08/01/2029 •	2	2
3.621% due 03/01/2024 •	3	3
3.629% due 02/01/2034 •	50	52
3.634% due 11/01/2035 •	129	129
3.635% due 04/01/2030 •	4	4
3.650% due 02/01/2035 •	71	71
3.675% due 02/01/2035 •	21	21
3.680% due 04/01/2022 •	8	8
3.699% due 05/01/2030 •	17	17
3.705% due 11/01/2031 •	11	11
3.723% due 05/25/2035 ~	99	103
3.737% due 12/01/2035 •	12	12
3.743% due 12/01/2035 •	25	25
3.750% due 05/01/2027 •	13	14
3.753% due 07/01/2035 •	82	83
3.770% due 04/01/2032 •	3	3
3.780% due 02/01/2031 •	17	17
3.790% due 01/01/2029	2,500	2,936
3.800% due 08/01/2025	3,006	3,369
3.813% due 11/01/2025 •	4	4
3.820% due 01/01/2029	5,500	6,465
3.824% due 08/01/2035 •	37	38
3.825% due 11/01/2026 - 01/01/2030 •	52	53
3.828% due 12/01/2031 •	3	3
3.856% due 11/01/2028 •	40	41
3.867% due 05/01/2036 •	3	3
3.897% due 09/01/2035 •	275	277
3.901% due 09/01/2031 •	9	9
3.905% due 11/01/2035 •	5	5
3.908% due 06/01/2035 •	27	27
3.912% due 02/01/2036 •	22	23
3.917% due 09/01/2035 •	10	10
3.934% due 01/01/2030 •	70	71
3.960% due 08/01/2029	4,160	4,905
3.995% due 02/01/2027 •	15	15
4.000% due 09/01/2043 - 10/01/2043	644	703
4.000% due 06/25/2044 (a)	303	30
4.020% due 09/01/2030 •	5	5
4.023% due 10/01/2035 •	10	10
4.042% due 05/01/2036 •	44	46
4.060% due 09/01/2034 •	76	80
4.073% due 11/01/2028 •	33	33
4.094% due 06/01/2030 •	41	41
4.101% due 05/01/2036 •	5	5
4.105% due 07/01/2035 •	17	17
4.125% due 12/01/2023 •	4	4
4.157% due 12/01/2027 •	10	10
4.177% due 08/01/2028 •	25	25
4.220% due 02/01/2024 •	38	38
4.225% due 05/01/2026 •	1	1
4.235% due 12/01/2029 •	2	2
4.277% due 09/01/2030 •	6	7
4.365% due 07/01/2034 •	118	119
4.397% due 06/01/2029 •	1	1
4.424% due 08/01/2029 •	20	20
4.445% due 02/01/2025 •	15	15
4.495% due 01/01/2028 •	1	1
4.500% due 06/01/2025 - 06/01/2026 •	4	4
4.500% due 02/01/2038 - 04/01/2059	20,982	23,484
4.518% due 02/01/2028 •	18	18
4.527% due 07/01/2032 •	16	17
4.645% due 06/01/2029 •	13	13
4.801% due 02/01/2030 •	72	72

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

5.000% due 04/25/2023 - 11/01/2039	283	304
5.030% due 09/01/2034 •	5	5
5.094% due 01/01/2029 •	5	5
5.105% due 02/01/2031 •	40	41
5.500% due 12/01/2035 - 11/01/2039	2,130	2,327
5.528% due 02/01/2031 •	24	25
5.697% due 12/01/2030 •	57	58
5.816% due 11/25/2049 •(a)	4,683	973
5.966% due 07/25/2042 - 08/25/2042 •(a)	16,596	2,894
6.000% due 04/25/2031 - 07/01/2037	513	583
6.300% due 06/25/2031 ~	154	155
6.300% due 10/17/2038	18	18
6.500% due 05/25/2021 - 10/25/2031	963	1,095
6.500% due 04/25/2038 (a)	215	46
6.589% due 10/25/2031 þ	2	2
6.850% due 12/18/2027	167	191
7.000% due 08/25/2020 - 09/01/2032	203	225
7.500% due 03/25/2023 - 07/25/2041	436	496
7.800% due 10/25/2022	6	6
7.800% due 06/25/2026 ~	3	3
8.007% due 06/25/2032 ~	1	1
8.931% due 10/25/2045 •	2,460	3,172
9.000% due 03/25/2021	1	1
9.000% due 05/25/2022 - 06/25/2022 (a)	1	0
14.482% due 06/25/2042 •	379	738
Farmer Mac 8.103% due 04/25/2030 «~	80	80
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	6	6
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	66,223	58,172
0.305% due 07/25/2031 •	40	40
0.325% due 09/25/2031 •	87	86
0.385% due 03/15/2031 •	40	39
0.418% due 05/25/2031 •	115	114
0.435% due 07/15/2034 •	6	6
0.485% due 06/15/2048 •	3,740	3,734
0.485% due 12/15/2048	4,061	4,042
0.513% due 11/25/2021 •	740	738
0.533% due 09/25/2021 •	155	155
0.535% due 12/15/2029 •	50	50
0.544% due 08/15/2040 - 10/15/2040 «•	14,000	13,928
0.585% due 08/25/2049 •	23,445	23,421
0.635% due 03/15/2024 - 12/15/2031 •	117	118
0.685% due 02/15/2028 - 06/15/2042 •	13,744	13,800
0.720% due 10/15/2037 - 04/15/2038 •	23,714	23,623
0.735% due 03/15/2032 - 01/25/2050 •	7,551	7,588
0.785% due 08/15/2035 •	525	529
0.870% due 12/15/2046 •	1,153	1,159
1.091% due 11/25/2022 ~(a)	28,673	531
1.135% due 04/15/2031 •	514	522
1.185% due 06/15/2031 •	37	37
1.324% due 04/25/2021 ~(a)	87,487	534
1.385% due 07/15/2027 •	202	206
2.214% due 07/01/2030 •	78	77
2.500% due 12/15/2027 (a)	3,712	211
2.719% due 10/15/2037 ~(a)	382	17
2.850% due 05/01/2032 •	1	1
2.982% due 05/15/2037 ~(a)	297	14
2.998% due 10/15/2037 ~(a)	125	5
3.000% due 08/15/2032 - 08/01/2046	10,159	10,912
3.000% due 02/15/2033 - 09/15/2048 (a)	9,077	642
3.179% due 10/01/2023 •	48	48
3.254% due 04/25/2023 ~	18,339	18,603
3.254% due 10/15/2041 ~(a)	614	34
3.296% due 10/01/2036 •	54	57
3.308% due 08/15/2041 ~(a)	332	18
3.332% due 03/15/2037 ~(a)	356	19
3.423% due 11/15/2038 ~(a)	1,048	59
3.466% due 02/15/2038 ~(a)	768	43
3.497% due 08/15/2036 ~(a)	555	32
3.500% due 12/15/2022	2	2
3.500% due 08/15/2026 - 08/15/2045 (a)	30,471	3,307
3.500% due 09/01/2032 (g)	2,916	3,144
3.516% due 11/15/2036 ~(a)	917	57
3.528% due 07/01/2028 •	87	87
3.548% due 12/01/2035 •	375	392
3.570% due 11/01/2027 •	48	48
3.601% due 03/01/2033 •	63	66
3.607% due 06/15/2038 ~(a)	698	50
3.700% due 09/01/2027 •	14	14
3.749% due 03/01/2032 •	4	4
3.750% due 11/01/2027 - 03/01/2033 •	29	29
3.778% due 08/01/2027 •	4	4
3.822% due 02/01/2031 •	1	1
3.846% due 01/01/2028 •	15	15

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.847% due 04/01/2031 •	1	1
3.875% due 10/01/2024 •	35	36
3.895% due 04/01/2036 •	49	50
3.924% due 09/01/2028 •	5	6
3.930% due 11/01/2034 •	92	97
3.934% due 11/01/2029 •	269	278
3.937% due 10/01/2035 •	69	73
3.960% due 04/01/2025 •	4	4
3.973% due 12/01/2032 •	11	11
3.974% due 09/01/2026 •	4	4
4.000% due 07/01/2024 •	9	9
4.000% due 06/01/2029 - 12/01/2048	27,939	30,583
4.000% due 01/15/2046 (a)	10,603	1,290
4.022% due 07/01/2035 •	173	181
4.023% due 08/15/2032 ~	20	20
4.031% due 04/01/2029 •	5	5
4.044% due 02/01/2027 •	80	81
4.085% due 12/01/2026 •	5	5
4.093% due 10/01/2023 •	11	11
4.096% due 12/01/2029 •	25	25
4.108% due 10/01/2027 •	7	7
4.125% due 08/01/2029 •	5	5
4.128% due 09/01/2024 •	4	4
4.142% due 07/01/2027 •	5	6
4.146% due 11/01/2031 •	1	1
4.147% due 06/01/2024 •	2	2
4.152% due 03/01/2027 •	1	1
4.158% due 05/01/2032 •	112	112
4.163% due 06/01/2028 •	12	12
4.180% due 02/01/2029 •	23	23
4.239% due 08/01/2035 •	32	33
4.241% due 10/01/2027 •	7	7
4.265% due 05/01/2032 •	7	7
4.328% due 08/01/2030 •	2	2
4.344% due 03/01/2029 •	14	14
4.368% due 05/01/2032 •	115	116
4.450% due 07/01/2030 •	3	3
4.500% due 03/01/2029 - 06/01/2048	13,596	14,970
4.615% due 02/01/2027 •	14	14
4.717% due 10/01/2024 •	9	9
5.000% due 05/01/2023 - 07/01/2041	13,223	14,931
5.500% due 12/01/2022 - 06/01/2041	26,994	30,797
6.000% due 10/01/2021 - 05/01/2040	4,644	5,342
6.250% due 12/15/2028	129	146
6.500% due 03/15/2021 - 10/25/2043	1,980	2,308
7.000% due 11/15/2020 - 12/01/2032	85	93
7.000% due 10/25/2023 (a)	7	1
7.500% due 03/01/2022 - 01/15/2030	77	92
7.500% due 08/15/2029 (a)	3	1
7.645% due 05/01/2025	377	434
8.000% due 06/01/2030 - 09/01/2030	1	2
8.500% due 08/01/2024 - 08/01/2027	33	38
9.000% due 12/15/2020	1	1
9.144% due 12/15/2043 •	3,416	4,372
9.431% due 10/15/2040 •	18	26
9.500% due 12/15/2020	2	2
11.806% due 05/15/2035 •	3,589	5,171
13.048% due 05/15/2041 •	4,005	6,303
15.309% due 01/15/2035 •	4,986	7,775
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	348	342
0.122% due 06/16/2043 ~(a)	15,074	56
0.989% due 03/16/2051 ~(a)	899	6
1.217% due 01/20/2059 •	570	575
1.242% due 10/20/2058 •	359	363
2.445% due 09/20/2045 ~(a)	2,207	83
2.490% due 08/20/2045 ~(a)	674	29
2.500% due 03/20/2027 - 10/15/2046	3,939	4,124
2.526% due 06/20/2043 ~(a)	1,363	66
2.595% due 12/20/2045 ~(a)	1,277	51
2.604% due 11/20/2045 ~(a)	1,738	80
3.000% (H15T1Y + 1.500%) due 03/20/2021 - 03/20/2026 ~	313	317
3.000% due 01/20/2027 - 02/20/2032 •	467	483
3.000% due 05/20/2039 - 06/20/2046 (a)	3,171	165
3.000% due 12/15/2042 - 05/20/2050	6,523	6,919
3.125% (H15T1Y + 1.500%) due 12/20/2020 - 10/20/2025 ~	5	5
3.125% due 12/20/2027 - 12/20/2032 •	852	894
3.155% due 06/20/2042 ~(a)	1,652	83
3.205% due 06/20/2042 ~(a)	1,520	75
3.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	283	287
3.250% due 08/20/2024 - 07/20/2035 •	5,276	5,534
3.500% due 01/20/2034 •	1,966	2,108
3.500% due 11/15/2041 - 01/20/2050	104,883	113,023
3.500% due 08/20/2042 - 09/20/2046 (a)	18,202	1,659
3.875% (H15T1Y + 1.500%) due 04/20/2021 - 06/20/2026 ~	466	474
3.875% due 04/20/2027 - 04/20/2033 •	3,184	3,331

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.000% due 09/15/2040 - 08/15/2048	29,359	32,213
4.000% due 03/15/2045 (g)	2,128	2,318
4.500% due 06/15/2035 - 01/20/2049	82,021	88,594
5.000% due 03/15/2033 - 12/20/2048	26,948	30,264
5.500% due 05/15/2031 - 03/20/2049	10,546	12,177
6.000% due 09/15/2036 - 12/15/2040	1,519	1,739
6.500% due 10/15/2023 - 07/15/2039	2,181	2,527
7.000% due 09/15/2025 - 09/20/2028	16	16
7.500% due 12/15/2022 - 11/15/2031	37	40
7.750% due 10/15/2025	8	8
8.000% due 06/15/2024 - 09/15/2031	60	72
8.500% due 06/15/2027 - 01/20/2031	287	310
8.931% due 09/20/2045 •	1,736	2,412
9.000% due 06/15/2030 - 09/15/2030	25	25
Ginnie Mae, TBA
3.000% due 07/01/2050 - 08/01/2050	283,350	299,540
3.500% due 08/01/2050	71,612	75,545
4.000% due 07/01/2050 - 08/01/2050	127,650	135,336
4.500% due 08/01/2050	5,000	5,474
Small Business Administration
5.370% due 04/01/2028	1,414	1,556
5.490% due 05/01/2028	1,634	1,782
5.870% due 05/01/2026 - 07/01/2028	1,262	1,388
6.220% due 12/01/2028	213	239
7.220% due 11/01/2020	6	6
Uniform Mortgage-Backed Security
2.000% due 11/01/2026 - 03/01/2033	3,864	4,017
2.500% due 01/01/2032 - 01/01/2033	11,688	12,262
3.000% due 05/01/2024 - 03/01/2050	152,967	163,323
3.500% due 09/01/2025 - 04/01/2049	68,983	75,243
3.500% due 05/01/2035 (g)	57,756	60,758
4.000% due 07/01/2025 - 12/01/2048	150,998	165,518
4.500% due 06/01/2024 - 05/01/2049	34,309	38,097
5.000% due 10/01/2021 - 03/01/2049	13,667	15,149
5.500% due 01/01/2021 - 02/01/2042	14,715	16,764
6.000% due 03/01/2021 - 05/01/2041	18,435	21,366
6.500% due 04/01/2021 - 05/01/2040	7,682	8,906
8.000% due 07/01/2030 - 05/01/2032	19	22
8.500% due 08/01/2037	7	7
9.000% due 11/01/2025	2	2
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2035	14,000	14,215
2.000% due 08/01/2035 - 09/01/2050	132,800	136,361
2.500% due 07/01/2035 - 09/01/2050	532,250	554,233
3.000% due 07/01/2035 - 09/01/2050	593,580	623,430
3.500% due 07/01/2035 - 08/01/2050	457,853	481,553
4.000% due 07/01/2050 - 08/01/2050	359,500	381,073
4.500% due 07/01/2050	39,100	42,017
5.000% due 07/01/2050	49,950	54,590
6.000% due 07/01/2050	1,000	1,113
Vendee Mortgage Trust
6.192% due 01/15/2030 ~	162	193
6.500% due 03/15/2029	345	400
Total U.S. Government Agencies (Cost $4,261,636)		4,323,548
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
Adjustable Rate Mortgage Trust 3.869% due 09/25/2035 ^~	446	410
AREIT Trust
1.175% due 11/14/2035 •	8,117	7,995
2.805% due 04/14/2037 •	6,600	6,635
Banc of America Funding Trust
0.770% due 05/20/2035 ^•	366	325
5.753% due 10/25/2036 ^þ	810	799
5.837% due 01/25/2037 ^þ	745	746
Banc of America Mortgage Trust
3.095% due 07/25/2034 ~	2	2
3.611% due 07/20/2032 ~	4	4
3.756% due 02/25/2036 ^~	191	176
4.188% due 06/20/2031 ~	78	77
6.500% due 10/25/2031	10	11
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	2	2
3.044% due 08/25/2033 ~	182	181
3.753% due 02/25/2033 ~	3	2
4.000% due 01/25/2034 ~	2	2
4.503% due 08/25/2033 ~	115	112
Bear Stearns ALT-A Trust
3.717% due 11/25/2036 ^~	568	375
3.769% due 05/25/2035 ~	235	229
3.837% due 11/25/2036 ~	496	374
3.938% due 11/25/2036 ^~	234	173
Bear Stearns Mortgage Securities, Inc. 3.909% due 06/25/2030 ~	1	1

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns Structured Products, Inc. Trust 4.251% due 12/26/2046 ^~	1,009	885
BellaVista Mortgage Trust 0.444% due 05/20/2045 •	225	167
BX Commercial Mortgage Trust
0.935% due 11/15/2035 •	25,460	25,257
1.485% due 11/15/2035 •	20,300	20,069
Chase Mortgage Finance Trust
3.922% due 09/25/2036 ^~	34	29
6.000% due 07/25/2037	2,017	1,504
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.365% due 05/25/2036 •	118	105
0.435% due 08/25/2035 •	191	185
1.060% due 01/25/2035 ~	288	276
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	4	3
3.228% due 09/25/2059 þ	2,225	2,240
3.979% due 08/25/2035 ^~	181	153
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •	196	199
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	692	678
Commercial Mortgage Trust 1.845% due 07/10/2046 ~(a)	1,048	0
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	105	70
Countrywide Alternative Loan Trust
0.355% due 01/25/2037 ^•	49	49
0.375% due 09/25/2046 ^•	3,791	3,340
0.385% due 05/25/2036 •	45	37
0.390% due 07/20/2046 ^•	468	348
0.395% due 05/25/2035 •	717	647
0.405% due 05/25/2035 •	131	116
0.435% due 05/25/2035 •	194	163
0.435% due 09/25/2046 ^•	3,612	2,330
0.435% due 10/25/2046 ^•	551	386
0.445% due 07/25/2046 ^•	1,654	1,007
0.465% due 12/25/2035 •	218	205
0.470% due 09/20/2046 •	6,148	3,654
0.510% due 12/20/2035 •	699	633
0.525% due 10/25/2046 ^•	1,685	1,149
0.535% due 06/25/2047 ^•	14	1
6.250% due 11/25/2036 ^	849	753
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 04/25/2046 ^•	15	1
0.508% due 03/25/2036 •	237	119
0.535% due 02/25/2036 ^•	106	30
0.645% due 05/25/2035 •	711	612
0.725% due 02/25/2035 •	114	105
0.765% due 04/25/2035 •	440	392
0.825% due 03/25/2035 •	54	46
0.845% due 02/25/2035 •	433	409
0.865% due 02/25/2035 •	10	9
0.985% due 03/25/2035 ^•	16	1
2.589% due 09/25/2034 ^~	163	145
3.427% due 08/25/2034 ^~	136	131
3.453% due 02/20/2036 ^~	199	171
3.601% due 06/19/2031 ~	5	5
3.625% due 07/19/2031 ~	5	5
3.720% due 11/25/2037 ~	579	542
3.772% due 09/25/2047 ^~	441	403
Credit Suisse First Boston Mortgage Securities Corp.
3.567% due 06/25/2033 ~	9	9
5.220% due 06/25/2032 ~	4	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	2,143	1,036
Credit Suisse Mortgage Capital Trust
3.322% due 10/25/2058 ~	2,046	2,096
4.788% due 05/27/2053 ~	5,015	5,766
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.285% due 10/25/2036 ^•	12	9
DLJ Mortgage Acceptance Corp. 4.800% due 11/25/2023 ~	3	3
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
0.385% due 12/25/2046 ^•	2,113	1,854
0.455% due 04/25/2036 ^•	158	241
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~	18	18
GSR Mortgage Loan Trust
0.445% due 08/25/2046 •	2,761	1,514
2.906% due 06/25/2034 ~	15	14
3.561% due 04/25/2036 ~	189	155
HarborView Mortgage Loan Trust
0.324% due 03/19/2037 •	332	305

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

0.414% due 05/19/2046 ^•	624	251
0.570% due 07/21/2036 •	254	247
2.687% due 11/19/2034 ~	54	54
3.454% due 08/19/2036 ^~	184	177
3.706% due 07/19/2035 ^~	3	3
4.035% due 08/19/2034 ~	1,050	1,002
HomeBanc Mortgage Trust
0.365% due 12/25/2036 •	117	113
1.045% due 08/25/2029 •	228	217
Impac Secured Assets Trust 0.335% due 11/25/2036 •	658	617
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~	2	2
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046 •	888	812
0.485% due 11/25/2035 ^•	126	89
0.485% due 06/25/2037 ^•	388	216
0.665% due 04/25/2035 •	70	60
0.665% due 07/25/2035 •	659	606
0.825% due 02/25/2035 •	156	142
2.992% due 01/25/2036 ^~	508	454
3.512% due 08/25/2035 ^~	681	591
3.528% due 01/25/2036 ^~	1	1
3.717% due 12/25/2034 ~	5	5
3.758% due 08/25/2036 ~	12,221	11,303
JPMorgan Mortgage Trust
1.085% due 12/25/2049 •	21,075	21,048
1.135% due 08/25/2049 •	13,333	13,333
4.233% due 10/25/2035 ~	812	732
Lehman XS Trust 0.505% due 11/25/2046 ^•	1,568	1,169
Luminent Mortgage Trust 0.528% due 12/25/2036 ^•	779	698
MASTR Adjustable Rate Mortgages Trust
0.425% due 05/25/2037 •	476	276
0.785% due 05/25/2047 ^•	2,231	3,396
0.865% due 05/25/2047 ^•	2,077	2,077
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	94	82
MASTR Seasoned Securitization Trust 4.060% due 10/25/2032 ~	175	171
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.885% due 11/15/2031 •	233	229
1.065% due 11/15/2031 •	28	28
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.625% due 12/15/2030 •	307	295
0.665% due 06/15/2030 •	241	235
Merrill Lynch Alternative Note Asset Trust 0.485% due 03/25/2037 •	1,057	409
Merrill Lynch Mortgage Investors Trust
1.653% due 10/25/2028 •	27	26
2.819% due 01/25/2029 ~	1,491	1,429
3.414% due 04/25/2035 ~	8	7
Morgan Stanley Mortgage Loan Trust
0.695% due 02/25/2047 •	990	516
3.442% due 07/25/2035 ^~	650	582
Mortgage Equity Conversion Asset Trust
0.640% due 02/25/2042 •	3,249	3,152
0.670% due 01/25/2042 •	22,738	21,864
0.680% due 05/25/2042 •	9,690	9,168
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	12,942	13,601
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	178	181
Prime Mortgage Trust 0.585% due 02/25/2034 •	20	18
Residential Accredit Loans, Inc. Trust
0.455% due 05/25/2046 ^•	574	479
3.808% due 08/25/2035 ^~	514	281
Residential Funding Mortgage Securities, Inc. Trust 4.225% due 09/25/2035 ^~	902	694
Sequoia Mortgage Trust
0.544% due 10/19/2026 •	13	13
0.834% due 04/19/2027 •	25	24
0.893% due 11/22/2024 •	1	1
0.950% due 10/20/2027 •	167	159
3.072% due 01/20/2047 ^~	521	395
Structured Adjustable Rate Mortgage Loan Trust
0.920% due 06/25/2034 •	387	355
2.015% due 10/25/2037 ^•	1,182	1,079
3.367% due 01/25/2035 ~	448	430
3.532% due 07/25/2034 ~	23	23
3.553% due 11/25/2035 ^~	507	449
3.712% due 07/25/2035 ^~	32	29
3.875% due 08/25/2035 ~	11	10

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Structured Asset Mortgage Investments Trust
0.375% due 06/25/2036 •	155	150
0.395% due 05/25/2036 •	776	695
0.444% due 07/19/2035 •	1,334	1,252
0.445% due 03/25/2037 •	100	50
0.485% due 08/25/2036 ^•	3,160	2,585
0.645% due 05/25/2045 •	949	895
0.854% due 09/19/2032 •	660	636
0.854% due 10/19/2034 •	93	90
0.894% due 03/19/2034 •	391	379
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	51	4
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.234% due 06/25/2033 ~	6	5
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ	1,174	588
5.970% due 09/25/2036 ^þ	9,085	501
6.015% due 07/25/2037 þ	2,050	1,246
Thornburg Mortgage Securities Trust 3.455% due 06/25/2043 ~	382	370
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •	746	709
0.475% due 10/25/2045 •	70	68
0.515% due 01/25/2045 •	756	718
0.685% due 07/25/2044 •	106	101
0.825% due 01/25/2045 •	190	188
0.825% due 07/25/2045 •	33	32
0.885% due 12/25/2045 •	811	562
1.990% due 01/25/2047 •	943	875
2.344% due 11/25/2046 •	234	206
2.504% due 02/25/2046 •	886	846
2.704% due 11/25/2042 •	34	32
2.904% due 06/25/2042 •	205	190
2.904% due 08/25/2042 •	353	329
3.185% due 04/25/2037 ^~	767	670
3.341% due 12/25/2036 ^~	778	741
3.828% due 12/25/2035 ~	190	184
3.838% due 03/25/2034 ~	5	5
4.275% due 09/25/2033 ~	105	101
4.369% due 08/25/2033 ~	230	227
Washington Mutual Mortgage Pass-Through Certificates Trust
0.435% due 07/25/2046 ^•	18	18
4.040% due 11/25/2030 ~	121	119
6.268% due 07/25/2036 þ	2,607	1,014
Wells Fargo Commercial Mortgage Trust 1.907% due 10/15/2045 ~(a)	33,680	1,052
Wells Fargo Mortgage-Backed Securities Trust 3.317% due 07/25/2034 ~	15	15
Total Non-Agency Mortgage-Backed Securities (Cost $235,087)		235,977
ASSET-BACKED SECURITIES 14.9%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	778	621
ACE Securities Corp. Home Equity Loan Trust
0.245% due 10/25/2036 •	167	86
0.845% due 11/25/2035 •	1,047	1,041
0.885% due 08/25/2030 •	8	7
1.235% due 07/25/2034 •	448	446
AFC Home Equity Loan Trust 0.995% due 06/25/2029 •	178	144
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •	151	144
AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.815% due 09/25/2028 •	148	148
1.125% due 06/25/2029 •	181	165
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.675% due 10/25/2035 •	7,500	7,322
Asset-Backed Funding Certificates Trust
0.885% due 06/25/2034 •	166	160
1.205% due 03/25/2032 •	297	292
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265% due 05/25/2037 •	1	1
0.705% due 06/15/2031 •	183	167
1.130% due 09/25/2034 •	2,575	2,552
Atrium Corp. 1.928% due 04/22/2027 •	2,479	2,440
B&M CLO Ltd. 1.906% due 04/16/2026 •	262	261
Bayview Financial Acquisition Trust 0.534% due 05/28/2037 •	1,209	1,100
Bear Stearns Asset-Backed Securities Trust
0.585% due 09/25/2046 •	850	799
1.160% due 02/25/2034 •	362	340
1.385% due 10/25/2032 •	85	84
1.685% due 11/25/2042 •	289	277

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.933% due 06/25/2043 ~	15	14
Benefit Street Partners CLO Ltd. 2.385% due 01/20/2029 •	14,500	14,303
Brookside Mill CLO Ltd. 1.955% due 01/17/2028 •	2,812	2,770
CDC Mortgage Capital Trust 1.235% due 01/25/2033 •	239	239
Centex Home Equity Loan Trust
0.485% due 01/25/2032 •	87	84
1.035% due 01/25/2032 •	282	276
Chase Funding Trust
0.785% due 07/25/2033 •	21	19
0.825% due 08/25/2032 •	477	450
0.845% due 11/25/2032 •	233	230
CIFC Funding Ltd. 1.851% due 10/25/2027 •	4,300	4,240
CIT Group Home Equity Loan Trust
0.725% due 06/25/2033 •	227	227
1.160% due 12/25/2031 •	224	218
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •	3,764	3,762
Citigroup Global Markets Mortgage Securities, Inc.
1.535% due 01/25/2032 •	326	321
6.930% due 08/25/2028	45	45
Citigroup Mortgage Loan Trust 0.245% due 07/25/2045 •	198	158
Citigroup Mortgage Loan Trust, Inc. 0.455% due 08/25/2036 •	3,170	3,115
Columbia Cent CLO Ltd. 2.141% due 10/25/2028 •	12,300	12,080
Conseco Finance Home Equity Loan Trust 1.685% due 05/15/2032 •	114	114
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 •	1,365	1,197
0.385% due 09/25/2037 •	729	618
1.185% due 09/25/2032 •	1,343	1,288
Countrywide Asset-Backed Certificates Trust 1.085% due 10/25/2047 •	1,292	1,220
Credit Suisse First Boston Mortgage Securities Corp.
0.545% due 05/25/2044 •	111	109
0.925% due 08/25/2032 •	140	132
Credit-Based Asset Servicing & Securitization LLC 1.285% due 04/25/2032 •	34	33
Credit-Based Asset Servicing & Securitization Trust 0.255% due 01/25/2037 ^•	297	110
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •	619	619
Delta Funding Home Equity Loan Trust 1.005% due 09/15/2029 •	12	12
Ellington Loan Acquisition Trust
1.235% due 05/25/2037 •	1,581	1,537
1.285% due 05/25/2037 •	667	648
EMC Mortgage Loan Trust 0.925% due 05/25/2040 •	225	216
Encore Credit Receivables Trust 0.875% due 07/25/2035 •	2,947	2,773
EquiFirst Mortgage Loan Trust 0.665% due 01/25/2034 •	104	98
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	397	79
Fremont Home Loan Trust 0.425% due 08/25/2036 •	7,077	2,855
Gallatin CLO Ltd.
2.159% due 01/21/2028 •	8,673	8,545
2.269% (US0003M + 1.050%) due 07/15/2027 ~	6,145	6,078
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •	43	23
GMAC Mortgage Corp. Home Equity Loan Trust 0.665% due 01/25/2029 •	24	23
GSAMP Trust
0.325% due 12/25/2036 •	1,140	650
0.485% due 10/25/2036 ^•	7,858	461
0.585% due 02/25/2033 •	144	141
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •	881	736
IMC Home Equity Loan Trust
7.520% due 08/20/2028	12	13
Jamestown CLO Ltd. 1.909% due 07/15/2026 •	913	906
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •	9,400	9,196
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036 •	43	23
0.445% due 03/25/2037 •	300	292
LCM LP 2.175% due 10/20/2027 •	1,450	1,426

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	4,928	5,053
Long Beach Mortgage Loan Trust
0.745% due 10/25/2034 •	62	54
1.235% due 10/25/2034 •	468	454
1.610% due 03/25/2032 •	323	318
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •	9,532	9,288
Marathon CLO Ltd. 1.244% due 11/21/2027 •	2,010	1,991
MASTR Asset-Backed Securities Trust 0.935% due 12/25/2034 ^•	651	627
Merrill Lynch Mortgage Investors Trust
0.245% due 10/25/2037 ^•	1,460	603
0.265% due 09/25/2037 •	224	126
0.905% due 06/25/2035 •	258	249
MESA Trust 0.985% due 12/25/2031 •	241	238
Mid-State Trust
6.340% due 12/15/2036	386	409
7.791% due 03/15/2038	647	713
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •	264	125
5.750% due 04/25/2037 ^~	654	415
6.000% due 02/25/2037 ^~	1,170	906
Mountain View CLO Ltd.
2.131% due 10/13/2027 •	4,198	4,132
2.266% due 10/16/2029 •	6,200	6,064
Nassau Ltd. 2.369% due 10/15/2029 •	8,000	7,849
NovaStar Mortgage Funding Trust 0.315% due 03/25/2037 •	2,087	1,506
OCP CLO Ltd.
1.811% due 10/26/2027 •	5,213	5,162
1.985% due 04/17/2027 •	576	572
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •	93	93
Option One Mortgage Loan Trust
0.325% due 01/25/2037 •	665	439
0.965% due 02/25/2035 •	3,445	3,330
Option One Mortgage Loan Trust Asset-Backed Certificates 0.875% due 11/25/2035 •	400	377
OZLM Ltd.
1.810% due 04/30/2027 •	2,500	2,482
1.840% due 07/30/2027 •	6,924	6,809
Palmer Square Loan Funding Ltd.
1.292% due 11/15/2026 •	1,997	1,974
2.105% due 04/20/2027 •	4,219	4,175
Renaissance Home Equity Loan Trust
0.545% due 11/25/2034 •	165	150
0.945% due 12/25/2032 •	21	20
1.065% due 08/25/2033 •	217	203
1.385% due 08/25/2032 •	507	498
Residential Asset Mortgage Products Trust
0.485% due 03/25/2036 •	149	143
0.815% due 09/25/2035 •	1,829	1,711
Residential Asset Securities Corp. Trust 0.765% due 06/25/2033 •	62	54
Residential Mortgage Loan Trust 1.685% due 09/25/2029 •	55	55
SACO Trust 0.705% due 06/25/2036 ^•	97	93
Saxon Asset Securities Trust 0.865% due 12/26/2034 •	235	234
Securitized Asset-Backed Receivables LLC Trust 0.245% due 12/25/2036 ^•	2,341	714
SLM Student Loan Trust
1.513% due 12/15/2033 •	2,508	2,424
2.491% due 04/25/2023 •	11,633	11,392
SMB Private Education Loan Trust 1.015% due 09/15/2037 •	10,000	9,730
Sound Point CLO Ltd. 2.025% due 01/20/2028 •	1,934	1,917
Soundview Home Loan Trust 0.245% due 11/25/2036 •	70	27
Specialty Underwriting & Residential Finance Trust 1.385% due 10/25/2035 •	326	315
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	14,216	14,397
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	874	882
Structured Asset Investment Loan Trust
0.845% due 04/25/2035 •	705	701
1.160% due 09/25/2034 •	495	485
1.460% due 12/25/2034 •	976	918
1.610% due 04/25/2034 •	86	85

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Structured Asset Securities Corp. Trust 0.645% due 09/25/2035 •	900	854
Symphony CLO Ltd. 2.099% due 04/15/2028 •	2,100	2,082
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •	851	840
TICP CLO Ltd. 1.975% due 04/20/2028 •	9,000	8,870
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	15,886	16,750
Tralee CLO Ltd.
2.245% due 10/20/2028 •	7,800	7,687
2.455% due 07/20/2029 •	12,705	12,590
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	559	552
UPS Capital Business Credit 2.345% due 04/15/2026 •	75	2
Utah State Board of Regents 0.918% due 01/25/2057 •	10,388	10,173
Venture CLO Ltd.
1.401% due 08/28/2029 •	9,000	8,792
2.039% due 04/15/2027 •	5,046	4,996
2.099% due 04/15/2027 •	9,923	9,750
2.099% due 07/15/2027 •	4,459	4,402
2.248% due 10/22/2031 •	7,000	6,898
Voya CLO Ltd. 1.711% due 07/25/2026 •	2,566	2,551
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.815% due 04/25/2034 •	410	399
Zais CLO Ltd. 2.369% due 04/15/2028 •	7,508	7,436
Total Asset-Backed Securities (Cost $336,631)		322,624
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (f) 0.2%		5,089
U.S. TREASURY BILLS 0.3%
0.141% due 07/07/2020 - 09/17/2020 (c)(d)(i)(k)	5,282	5,281
Total Short-Term Instruments (Cost $10,370)		10,370
Total Investments in Securities (Cost $4,849,886)		4,897,762
	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	2,839,561	27,995
Total Short-Term Instruments (Cost $27,993)		27,995
Total Investments in Affiliates (Cost $27,993)		27,995
Total Investments 228.1% (Cost $4,877,879)		$4,925,757
Financial Derivative Instruments (h)(j) 0.2%(Cost or Premiums, net $(17,431))		3,664
Other Assets and Liabilities, net (128.3)%		(2,769,907)
Net Assets 100.0%		$2,159,514

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$5,089	U.S. Treasury Notes 1.875% due 04/30/2022		$(5,191)	$5,089	$5,089
Total Repurchase Agreements							$(5,191)	$5,089	$5,089
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS				0.230%	06/11/2020	07/14/2020		$(5,266)	$(5,267)
JPS				0.260	06/12/2020	07/14/2020		(37,088)	(37,093)
Total Reverse Repurchase Agreements									$(42,360)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA					4.000%	07/01/2035	$17,700	$(18,726)	$(18,728)
Uniform Mortgage-Backed Security, TBA					5.500	07/01/2050	34,800	(38,362)	(38,304)
Total Short Sales (2.6)%								$(57,088)	$(57,032)
(g)								Securities with an aggregate market value of $43,277 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(213,986) at a weighted average interest rate of 0.787%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	326	$(45,370)	$(132)	$51	$0
Total Futures Contracts							$(132)	$51	$0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$53,100	$(795)	$(2,022)	$(2,817)	$4	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023	29,400	(277)	(1,484)	(1,761)	3	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	14,900	(703)	(604)	(1,307)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	36,000	(586)	(1,080)	(1,666)	15	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	123,800	(11,027)	(8,278)	(19,305)	104	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	13,300	(1,020)	(979)	(1,999)	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	16,200	(785)	(103)	(888)	18	0
Pay	3-Month USD-LIBOR	1.727	Semi-Annual	11/08/2029	41,900	4,140	267	4,407	0	(73)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	79,600	(3,143)	(1,673)	(4,816)	164	0
Receive(1)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	3,900	(90)	(33)	(123)	9	0
Total Swap Agreements	$(14,286)	$(15,989)	$(30,275)	$330	$(74)
(i)	Securities with an aggregate market value of $647 and cash of $ 10,596 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	02/26/2021	$32,700	$258	$75
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.823	07/07/2020	25,100	123	2
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	34,000	184	88
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	55,200	342	126
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/07/2020	64,500	191	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	37,600	203	97
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	08/06/2020	64,500	433	128
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.873	08/06/2020	61,000	238	102
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.919	08/06/2020	25,200	196	30
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	44,800	220	24
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.400	08/06/2020	47,200	221	57
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.813	08/06/2020	14,200	116	37
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.016	08/06/2020	16,500	82	10
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	44,700	229	24
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	12,000	78	27
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.759	07/07/2020	42,600	206	15
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.774	07/07/2020	61,500	294	15
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.803	07/07/2020	66,000	323	9
$3,937	$869
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 08/01/2050	$75.500	08/06/2020	$30,000	$1	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	57.500	07/07/2020	10,000	0	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	60.000	07/07/2020	44,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	62.000	07/07/2020	92,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	62.000	08/06/2020	110,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	64.000	07/07/2020	80,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	66.000	07/07/2020	60,000	2	0
JPM	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2050	73.000	07/07/2020	7,000	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	71.000	07/07/2020	50,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	69.000	08/06/2020	92,000	4	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	70.000	08/06/2020	235,000	9	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	72.000	07/07/2020	114,000	5	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	70.000	08/06/2020	24,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	71.000	08/06/2020	445,200	17	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	74.000	07/07/2020	50,000	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	76.000	07/07/2020	237,400	9	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2050	76.000	07/07/2020	57,000	2	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	65.000	07/07/2020	323,000	13	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 07/01/2050	65.000	07/07/2020	194,000	8	0
					$88	$0
Total Purchased Options					$4,025	$869
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	$150,000	$(1,078)	$(69)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	45,500	(384)	(224)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	22,500	(171)	(114)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	19,500	(80)	(21)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	35,500	(144)	(34)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	33,000	(139)	(32)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	23,500	(92)	(24)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	23,000	(111)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	25,500	(112)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	13,000	(57)	(8)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	32,400	(223)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	70,000	(481)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	77,000	(499)	(26)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	49,000	(413)	(242)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	18,500	(139)	(93)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	76,500	(496)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	70,500	(463)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	62,400	(290)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	33,000	(116)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.813	07/07/2020	16,500	(139)	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	103.813	07/07/2020	16,500	(77)	(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	36,000	(141)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	22,400	(88)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	46,500	(247)	(61)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	33,000	(116)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	33,500	(154)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.668	07/07/2020	33,000	(182)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	60,300	(332)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	31,000	(203)	(37)
Total Written Options	$(7,167)	$(1,223)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Specialty Underwriting & Residential Finance Trust 4.354% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$92	$0	$1	$1	$0
UAG	Merrill Lynch Mortgage Trust 5.603% due 06/12/2043 «	(1.080)	Monthly	06/12/2043	3,560	0	3,556	3,556	0
$0	$3,557	$3,557	$0
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$2	$0	$(1)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840%	Maturity	08/18/2020	$210,000	$0	$45	$45	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840	Maturity	09/16/2020	195,000	0	57	57	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.780	Maturity	09/18/2020	95,000	0	59	59	0
$0	$161	$161	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	553,869	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2038	$3,600	$0	$(6)	$0	$(6)
SAL	Pay	IOS.FN.550.08 Index	37,123	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	204	0	0	0	0
$0	$(6)	$0	$(6)
Total Swap Agreements	$(3)	$3,714	$3,718	$(7)
(k)

Securities with an aggregate market value of $1,233 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$191	$0	$191
Industrials	0	1,224	0	1,224
Municipal Bonds & Notes
Texas	0	3,828	0	3,828
U.S. Government Agencies	0	4,309,540	14,008	4,323,548
Non-Agency Mortgage-Backed Securities	0	235,977	0	235,977
Asset-Backed Securities	0	322,624	0	322,624
Short-Term Instruments
Repurchase Agreements	0	5,089	0	5,089
U.S. Treasury Bills	0	5,281	0	5,281
	$0	$4,883,754	$14,008	$4,897,762
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,995	$0	$0	$27,995
Total Investments	$27,995	$4,883,754	$14,008	$4,925,757
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(57,032)	$0	$(57,032)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	330	0	381
Over the counter	0	1,031	3,556	4,587
	$51	$1,361	$3,556	$4,968
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(74)	0	(74)
Over the counter	0	(1,230)	0	(1,230)
	$0	$(1,304)	$0	$(1,304)
Total Financial Derivative Instruments	$51	$57	$3,556	$3,664
Totals	$28,046	$4,826,779	$17,564	$4,872,389

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 214.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		$1,667	$1,530
Total Loan Participations and Assignments (Cost $1,644)			1,530
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Alexandria Real Estate Equities, Inc. 4.000% due 01/15/2024		100	111
Alpha Bank AE 2.500% due 02/05/2023 (h)	EUR	2,600	3,055
Banca Carige SpA 1.218% (EUR003M + 1.500%) due 05/25/2022 ~		2,400	2,713
Banca Monte dei Paschi di Siena SpA 2.000% due 01/29/2024 (h)		475	566
Banco La Hipotecaria S.A. 4.750% due 11/15/2022		$15,000	15,435
Physicians Realty LP 3.950% due 01/15/2028		2,784	2,842
Preferred Term Securities Ltd.
0.613% (US0003M + 0.300%) due 03/22/2037 ~		393	336
0.613% (US0003M + 0.300%) due 09/22/2037 ~		2,678	2,343
0.663% (US0003M + 0.350%) due 03/22/2038 ~		1,979	1,751
0.701% (US0003M + 0.380%) due 09/23/2035 ~		181	171
0.901% (US0003M + 0.580%) due 03/23/2035 ~		4,000	3,330
WP Carey, Inc. 4.250% due 10/01/2026		200	219
			32,872
INDUSTRIALS 0.1%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025		1,600	1,807
Times Square Hotel Trust 8.528% due 08/01/2026		2,564	2,792
			4,599
Total Corporate Bonds & Notes (Cost $35,100)			37,471
U.S. GOVERNMENT AGENCIES 138.1%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)		9,770	9,199
0.200% due 02/25/2043 •(a)		6,964	56
0.268% due 01/25/2044 ~(a)		5,726	44
0.785% due 02/25/2024 •		3	3
0.945% due 03/25/2038 •		3,670	3,722
0.974% due 09/25/2022 ~(a)		42,907	381
1.000% due 06/25/2043 •(a)		9,929	445
1.035% due 07/25/2038 •		812	825
1.500% due 03/25/2042		2,414	2,343
1.784% due 09/01/2043 •		5,177	5,343
2.000% due 12/25/2042		85	81
2.413% due 01/01/2047 •		234	244
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		7,840	436
2.540% due 08/01/2026		11,451	12,374
2.600% due 09/01/2024		15,400	16,326
2.650% due 06/01/2027		1,285	1,401
2.750% due 10/01/2028		2,973	3,278
2.750% due 08/25/2047 •(a)		63,452	5,035
2.761% due 04/25/2046 ~(a)		1,823	94
2.781% due 10/25/2046 ~(a)		617	31
2.828% due 07/25/2052 ~(a)		1,840	96
2.865% due 07/25/2044 ~(a)		2,029	116
2.930% due 01/01/2031		1,207	1,361
2.937% due 07/25/2044 ~(a)		2,467	131
2.950% due 07/01/2029 - 02/01/2030		9,559	10,659
3.000% due 12/25/2021 - 06/25/2050 (a)		225,848	20,457
3.000% due 09/25/2022 - 03/01/2057		34,542	36,321
3.000% due 02/01/2057 - 05/01/2058 (h)		62,320	66,809

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.010% due 04/01/2024	27,330	29,480
3.025% due 01/25/2045 ~(a)	1,801	92
3.030% due 07/01/2029	2,150	2,437
3.060% due 03/25/2045 ~(a)	1,647	88
3.080% due 04/25/2055 ~(a)	3,012	178
3.106% due 08/25/2044 ~(a)	1,576	93
3.110% due 04/01/2024	8,500	9,200
3.134% due 08/25/2054 ~(a)	1,235	82
3.186% due 09/25/2045 ~(a)	1,996	141
3.194% due 08/25/2055 ~(a)	1,820	108
3.221% due 05/01/2047 •	4,279	4,471
3.225% due 04/01/2048 •	216	222
3.278% due 07/25/2045 ~(a)	7,877	587
3.330% due 07/01/2022 - 02/01/2026	25,856	28,888
3.370% due 10/01/2025 (h)	33,576	37,578
3.420% due 11/01/2025	32,400	36,040
3.430% due 03/01/2033	1,000	1,132
3.479% due 01/01/2035 •	246	258
3.490% due 07/01/2026	3,954	4,445
3.493% due 06/01/2035 •	64	65
3.500% due 10/25/2021 - 11/25/2047 (a)	172,379	19,163
3.500% due 01/25/2041 - 07/25/2043	4,531	4,852
3.516% due 08/01/2049 •	19,964	20,673
3.520% due 12/01/2034 •	217	226
3.521% due 06/01/2048 •	1,618	1,693
3.575% due 02/01/2026	12,198	13,723
3.602% due 12/01/2048 •	7,980	8,254
3.610% due 12/01/2025	24,400	27,420
3.620% due 01/01/2029	4,883	5,677
3.660% due 02/01/2026	20,825	23,525
3.750% due 05/25/2033 - 01/25/2044	2,310	2,665
3.780% due 01/01/2029	5,350	6,272
3.790% due 01/01/2029 (h)	63,578	74,673
3.816% due 01/25/2033 •	3,525	3,718
3.826% due 01/01/2035 •	537	564
3.840% due 02/01/2029	2,570	3,032
3.850% due 01/01/2029	8,383	9,874
3.930% due 02/01/2031	1,294	1,540
3.950% due 02/01/2031	1,093	1,308
3.966% due 02/25/2033 •	4,311	4,616
3.975% due 06/01/2048 •	121	121
4.000% due 01/25/2033 - 06/25/2050 (a)	203,154	28,355
4.000% due 06/01/2033 - 06/25/2042	5,121	5,723
4.050% due 12/01/2028	3,720	4,383
4.158% due 05/25/2042 ~	32	34
4.240% due 08/25/2043 ~	36	37
4.241% due 01/25/2043 •	2,704	2,871
4.500% due 02/01/2038 - 08/01/2040	119	128
4.500% due 11/25/2044 - 07/25/2050 (a)	19,058	2,173
4.500% due 04/01/2059 (h)	13,282	14,869
4.816% due 06/25/2050 •(a)	14,505	2,762
4.827% due 03/25/2047 •	256	285
5.000% due 11/01/2033 - 07/25/2040	216	251
5.000% due 01/25/2043 •	1,941	2,225
5.000% due 06/25/2050 (a)	7,644	1,152
5.073% due 10/25/2042 •	375	426
5.179% due 03/25/2043 •(h)	27,434	28,836
5.324% due 05/25/2047 •	4,399	4,641
5.416% due 06/25/2044 •(a)	9,772	1,382
5.479% due 03/25/2033 •	11,009	12,625
5.500% due 02/25/2029 (a)	12	2
5.500% due 01/25/2032 ~(a)	211	35
5.500% due 12/25/2034 - 11/01/2036	3,372	3,844
5.655% due 01/25/2043 •	3,071	3,384
5.723% due 11/25/2042 - 01/25/2043 •	6,734	7,213
5.766% due 10/25/2043 - 01/25/2050 •(a)	32,145	6,960
5.776% due 12/25/2036 •(a)	581	118
5.816% due 07/25/2046 - 11/25/2049 •(a)	131,195	26,676
5.836% due 09/25/2049 •(a)	28,367	4,790
5.866% due 10/25/2042 - 07/25/2059 •(a)	146,416	28,449
5.891% due 03/25/2043 •	1,797	1,860
5.916% due 06/25/2037 - 05/25/2045 •(a)	56,221	12,063
5.926% due 07/25/2050 •(a)	72,600	10,541
5.966% due 05/25/2042 - 01/25/2049 •(a)	84,259	15,787
5.982% due 03/25/2043 (a)	2,508	491
6.000% due 04/25/2032 - 02/25/2033 (a)	355	64
6.000% due 02/25/2034	157	183
6.016% due 06/25/2040 - 06/25/2048 •(a)	75,007	12,786
6.016% due 05/25/2048 •	13,359	14,846
6.066% due 08/25/2041 - 02/25/2043 •(a)	33,158	5,943
6.246% due 03/25/2042 •(a)	2,818	585
6.266% due 09/25/2037 •(a)	3,577	706
6.300% due 06/25/2031 ~	44	44
6.416% due 09/25/2040 •(a)	2,411	403
6.466% due 05/25/2036 - 04/25/2037 •(a)	1,493	357
6.500% due 04/25/2038 (a)	377	81

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

6.516% due 10/25/2026 - 08/25/2040 •(a)	3,427	397
6.566% due 09/25/2039 •(a)	121	23
6.616% due 12/25/2032 - 11/25/2036 •(a)	3,827	841
6.716% due 04/25/2038 •(a)	784	168
6.916% due 10/25/2034 •(a)	1,508	280
6.946% due 06/25/2048	6,744	8,056
7.000% due 12/25/2023 - 03/25/2049	74	94
7.236% due 08/25/2033 •	698	842
7.516% due 08/25/2034 •(a)	840	179
7.573% due 12/25/2042 - 10/25/2043 •	12,367	15,024
8.903% due 11/25/2042 - 05/25/2043 •	573	713
8.931% due 11/25/2042 - 10/25/2045 •	7,492	9,531
9.355% due 10/25/2041 •	667	853
9.455% due 11/25/2041 •	3,331	4,721
9.731% due 06/25/2043 •	6,394	8,387
9.783% due 05/25/2043 •	3,611	4,888
11.273% due 08/25/2043 •	737	986
11.960% due 01/25/2041 •	4,985	7,302
12.291% due 03/25/2040 •	218	299
15.262% due 05/25/2043 •	705	887
17.368% due 09/25/2024 •	8	10
19.278% due 09/25/2023 •	2	2
24.782% due 12/25/2036 •	89	142
Freddie Mac
0.000% due 04/15/2021 - 08/15/2057 (b)(f)	162,062	144,868
0.638% due 08/25/2022 ~(a)	102,159	784
0.720% due 10/15/2037 - 10/15/2038 •	8,792	8,809
0.733% due 07/25/2024 ~(a)	137,020	2,659
0.932% due 09/25/2022 ~(a)	42,097	653
1.055% due 04/25/2034 ~(a)	134,689	11,560
2.235% due 07/15/2035 •	19,800	19,957
2.500% due 09/15/2027 - 03/15/2031 (a)	56,684	3,265
2.500% due 01/15/2033	9,113	9,205
2.700% due 08/01/2023	16,800	17,539
2.719% due 10/15/2037 ~(a)	649	28
2.750% due 11/25/2029	69,202	73,076
2.750% due 07/15/2047 •(a)	47,566	4,299
2.982% due 05/15/2037 ~(a)	519	25
2.995% due 12/25/2047 ~	1,179	1,243
2.998% due 10/15/2037 ~(a)	219	10
3.000% due 08/25/2020 (c)	29,666	3,957
3.000% due 04/15/2027 - 02/25/2050 (a)	127,147	11,507
3.000% due 05/15/2034 ~(a)	1,174	90
3.000% due 08/15/2042	4,663	4,719
3.026% due 10/25/2046 ~	3,342	3,660
3.254% due 10/15/2041 ~(a)	1,074	59
3.308% due 08/15/2041 ~(a)	568	31
3.314% due 12/15/2027 ~(a)	1,813	117
3.332% due 03/15/2037 ~(a)	608	33
3.390% due 01/15/2038 ~(a)	5,337	298
3.423% due 11/15/2038 ~(a)	1,792	101
3.427% due 10/15/2038 ~(a)	8,139	559
3.466% due 02/15/2038 ~(a)	1,313	73
3.497% due 08/15/2036 ~(a)	971	56
3.500% due 01/15/2032 - 05/25/2050 (a)	126,152	13,610
3.500% due 01/01/2038 - 04/15/2054	65,489	68,281
3.500% due 02/01/2047 (h)	8,835	9,492
3.500% due 10/15/2047 ~(a)	1,896	235
3.516% due 11/15/2036 ~(a)	1,558	97
3.554% due 09/25/2024 ~	13,400	12,047
3.607% due 06/15/2038 ~(a)	1,186	85
4.000% due 02/15/2031 - 06/01/2048	99,010	108,295
4.000% due 01/15/2033 - 02/15/2047 •	9,723	10,470
4.000% due 03/15/2042 - 07/25/2050 (a)	180,012	28,295
4.000% due 03/01/2047 - 06/01/2048 (h)	51,808	56,320
4.000% due 05/15/2049 ~(a)	1,028	160
4.125% due 06/15/2041 þ	8,783	9,955
4.245% due 12/15/2042	1,229	1,281
4.315% due 08/15/2040 •(a)	3,338	418
4.500% due 08/01/2030 - 06/01/2048	6,169	6,904
4.500% due 07/15/2042 - 07/25/2050 (a)	83,486	10,708
4.500% due 04/15/2044 - 12/15/2046 •	5,725	6,272
4.815% due 04/15/2042 •(a)	3,498	526
5.000% due 10/15/2042 - 11/15/2046 •	9,480	9,986
5.000% due 09/15/2046 ~(a)	1,620	247
5.000% due 03/01/2049 (h)	57,076	64,458
5.118% due 10/15/2042 •	2,772	3,016
5.178% due 01/15/2043 •	5,026	5,479
5.193% due 11/15/2042 •	4,665	4,805
5.253% due 11/15/2032 •	315	326
5.358% due 03/15/2045 •	685	771
5.500% due 02/15/2033 - 01/01/2038	1,431	1,638
5.500% due 05/15/2041 •	75	85
5.705% due 09/15/2043 •(a)	20,486	4,177
5.723% due 02/15/2033 - 08/15/2047 •	8,014	8,895
5.815% due 10/15/2036 - 11/25/2049 •(a)	91,194	18,492

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.865% due 08/15/2041 - 06/25/2050 •(a)	164,437	31,731
5.910% due 06/25/2050 •(a)	28,160	5,594
5.915% due 12/15/2042 - 02/15/2044 •(a)	24,544	4,172
5.960% due 05/25/2050 •(a)	19,624	3,941
5.965% due 08/15/2025 - 10/15/2048 •(a)	120,951	15,951
6.000% due 07/15/2035	488	733
6.000% due 03/15/2044 (a)	449	109
6.015% due 01/15/2033 - 06/15/2048 •(a)	23,682	3,292
6.245% due 02/15/2037 •(a)	779	185
6.266% due 04/15/2032 •(a)	2,475	424
6.315% due 01/15/2039 •(a)	776	19
6.415% due 01/15/2041 •(a)	576	115
6.465% due 02/15/2032 - 03/15/2035 •(a)	1,520	207
6.515% due 09/15/2026 - 07/15/2042 •(a)	4,609	808
6.565% due 03/15/2037 •(a)	847	180
6.810% due 12/15/2023 •(a)	280	25
7.000% due 03/01/2039	37	43
7.377% due 07/15/2043 •	793	868
7.500% due 06/15/2042 •	1,210	1,495
7.552% due 12/15/2042 •	3,530	4,250
7.601% due 01/15/2033 •	1,276	1,660
7.815% due 06/15/2031 •(a)	184	41
7.945% due 09/17/2032 •	24	27
8.931% due 07/15/2037 - 08/15/2045 •	7,961	10,856
8.966% due 05/15/2043 •	923	1,234
9.355% due 09/15/2041 •	1,655	2,160
9.385% due 10/25/2027 •	247	250
9.431% due 10/15/2040 •	284	397
9.531% due 01/15/2041 •	1,081	1,410
9.930% due 05/15/2024 •(a)	156	21
10.935% due 03/25/2025 •	671	666
11.806% due 05/15/2035 •	274	395
11.879% due 05/15/2033 •	17	22
12.631% due 05/15/2033 •	6	9
13.906% due 02/15/2041 •	492	762
15.199% due 04/15/2043 •	1,648	2,715
15.309% due 05/15/2041 •	842	1,404
15.486% due 10/15/2033 •	291	405
16.043% due 11/15/2034 •	10	15
18.786% due 10/15/2023 •	21	26
Ginnie Mae
0.000% due 06/20/2040 - 11/16/2045 (b)(f)	54,512	50,144
0.011% due 04/16/2053 ~(a)	1,065	2
0.028% due 05/16/2050 ~(a)	4,671	2
0.103% due 08/16/2048 ~(a)	8,493	67
0.440% due 03/20/2041 •	979	973
0.473% due 08/20/2046 •	22,606	22,542
0.736% due 12/20/2042 ~	857	814
0.753% due 11/20/2060 •	1,143	1,142
0.803% due 03/20/2061 •	504	504
0.823% due 08/20/2062 •	851	851
1.053% due 09/20/2065 •	2,338	2,355
1.353% due 02/20/2066 •	3,572	3,633
1.625% due 05/16/2053 ~(a)	333	20
2.398% due 08/20/2047 ~(a)	10,675	516
2.429% due 06/20/2046 ~(a)	7,902	381
2.445% due 09/20/2045 ~(a)	3,751	141
2.453% due 11/20/2046 ~(a)	859	46
2.456% due 05/20/2047 ~(a)	17,844	844
2.490% due 08/20/2045 ~(a)	1,634	69
2.500% due 10/20/2047 •(a)	16,839	1,335
2.501% due 11/20/2046 ~(a)	11,907	560
2.517% due 01/20/2047 ~(a)	11,349	496
2.526% due 06/20/2043 ~(a)	2,325	113
2.536% due 10/20/2046 ~(a)	11,632	522
2.543% due 04/20/2043 ~(a)	15,367	797
2.588% due 07/20/2046 ~(a)	12,231	609
2.595% due 12/20/2045 ~(a)	2,555	102
2.604% due 11/20/2045 ~(a)	2,736	126
2.650% due 05/20/2040 ~(a)	9,273	412
2.848% due 07/20/2041 ~(a)	2,616	130
3.000% due 05/20/2039 - 06/20/2046 (a)	36,732	1,824
3.000% due 09/20/2046 - 05/20/2050	31,426	33,410
3.090% due 06/20/2049 •(a)	53,130	3,603
3.110% due 03/20/2048 •(a)	36,825	2,756
3.125% due 10/20/2044 •	2,930	3,051
3.155% due 06/20/2042 ~(a)	2,817	141
3.205% due 06/20/2042 ~(a)	2,657	132
3.250% due 08/20/2045 •	1,893	1,968
3.500% due 03/20/2042 - 01/20/2050	39,753	43,095
3.500% due 11/20/2042 - 09/20/2046 (a)	11,568	1,709
3.500% due 12/20/2049 - 03/20/2050 (h)	26,754	28,342
3.600% due 02/20/2049 •(a)	77,857	5,711
4.000% due 07/20/2039 - 03/20/2049	44,680	48,315
4.000% due 10/16/2044 (a)	2,235	306
4.000% due 11/20/2046 •	2,884	3,140

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

4.000% due 03/20/2047 (h)	47,442	50,998
4.500% due 07/20/2039 - 09/20/2048	20,451	21,935
4.500% due 12/16/2041 - 05/20/2043 (a)	3,188	397
4.500% due 12/20/2041 - 08/20/2048 (h)	13,776	14,768
5.000% due 08/20/2034 - 01/20/2049	5,437	5,950
5.000% due 05/16/2043 (a)	1,695	277
5.000% due 06/20/2045 - 08/20/2045 •	1,755	2,147
5.350% due 05/20/2049 •(a)	9,858	1,187
5.360% due 09/20/2043 •(a)	2,222	301
5.360% due 01/20/2044 •	4,000	4,486
5.500% due 02/20/2034 - 04/20/2040	281	308
5.500% due 11/16/2037 (a)	43	2
5.855% due 06/16/2039 •(a)	1,749	284
5.860% due 04/20/2046 - 09/20/2049 •(a)	98,846	18,061
5.890% due 11/20/2045 •(a)	9,139	1,788
5.905% due 11/16/2034 •(a)	628	110
5.910% due 01/20/2035 - 08/20/2049 •(a)	25,885	4,210
5.930% due 12/20/2035 •(a)	22,281	3,944
6.000% due 07/20/2038 - 06/20/2041	493	567
6.010% due 10/20/2047 - 09/20/2048 •(a)	37,809	5,929
6.060% due 02/20/2042 •(a)	347	25
6.060% due 04/20/2048 •	13,491	15,796
6.205% due 01/16/2038 •(a)	3,561	401
6.255% due 02/16/2040 •(a)	3,440	651
6.390% due 10/20/2033 •(a)	929	112
6.500% due 03/15/2035	704	846
6.510% due 05/20/2041 •(a)	2,904	504
7.500% due 11/15/2030	10	11
8.000% due 05/17/2034 •	38	39
8.931% due 09/20/2045 •	323	449
9.123% due 02/20/2045 •	564	755
9.220% due 12/20/2040 •	2,465	2,866
16.560% due 10/20/2045 •	2,028	2,438
Ginnie Mae, TBA
2.500% due 08/01/2050	30,000	31,505
3.000% due 08/01/2050	124,450	131,567
3.500% due 08/01/2050	3,000	3,158
4.000% due 07/01/2050	1,000	1,060
4.500% due 07/01/2050	19,880	21,225
Uniform Mortgage-Backed Security
2.500% due 01/01/2033	6,767	7,093
2.500% due 01/01/2033 (h)	8,265	8,665
3.000% due 04/01/2031 - 06/01/2050	74,540	79,365
3.000% due 12/01/2046 - 03/01/2050 (h)	120,658	128,962
3.500% due 10/01/2034 - 01/01/2047 (h)	53,991	58,391
3.500% due 03/01/2038 - 10/01/2049	16,501	17,773
4.000% due 12/01/2036 - 04/01/2050	283,871	306,634
4.000% due 04/01/2037 - 06/01/2049 (h)	260,101	278,491
4.500% due 04/01/2031 - 12/01/2047	23,964	26,436
4.500% due 07/01/2047 - 01/01/2049 (h)	39,728	43,258
5.000% due 06/01/2048 - 03/01/2049	22,774	25,183
5.000% due 01/01/2049 (h)	2,196	2,403
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2035	34,500	35,031
2.000% due 08/01/2035 - 09/01/2050	822,350	841,569
2.500% due 07/01/2035 - 09/01/2050	1,875,450	1,951,294
3.000% due 07/01/2035 - 09/01/2050	1,247,975	1,310,298
3.500% due 07/01/2035 - 08/01/2050	66,300	69,670
4.000% due 07/01/2035 - 08/01/2050	328,504	348,052
4.500% due 07/01/2035 - 07/01/2050	101,700	109,265
5.000% due 07/01/2050	140,450	153,496
6.000% due 07/01/2050	2,000	2,226
Total U.S. Government Agencies (Cost $8,093,995)		8,232,826
U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Notes
3.000% due 09/30/2025 (h)	22,000	25,070
1.750% due 03/31/2022 (j)	22,900	23,536
1.750% due 05/31/2022 (h)(j)	69,340	71,443
1.750% due 07/15/2022 (j)(l)	2,760	2,849
1.750% due 09/30/2022 (h)	57,200	59,237
1.750% due 01/31/2023 (j)(l)	25,350	26,380
1.875% due 08/31/2022 (h)	57,200	59,319
2.000% due 07/31/2022	37,500	38,938
2.000% due 10/31/2022 (h)	64,100	66,838
2.000% due 11/30/2022 (j)(l)	15,000	15,663
2.125% due 12/31/2021 (h)(j)	92,400	95,113
2.125% due 06/30/2022 (h)	100,300	104,242
2.250% due 11/15/2025	1,600	1,763
2.250% due 08/15/2027 (h)	21,700	24,378
2.375% due 01/31/2023 (h)	61,800	65,309
2.375% due 05/15/2029 (h)	75,500	87,142
2.500% due 03/31/2023 (h)	45,750	48,670
2.500% due 02/28/2026 (h)	57,600	64,503
2.625% due 06/30/2023 (h)(j)	25,000	26,830

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

2.625% due 12/31/2025 (h)		37,700	42,377
2.625% due 01/31/2026 (h)		60,500	68,086
2.625% due 02/15/2029 (h)		42,420	49,713
2.750% due 06/30/2025 (j)(l)		5,100	5,721
2.750% due 02/15/2028 (j)(l)		3,300	3,850
2.875% due 11/30/2025 (h)(l)		75,400	85,670
Total U.S. Treasury Obligations (Cost $1,098,635)			1,162,640
NON-AGENCY MORTGAGE-BACKED SECURITIES 24.3%
Adjustable Rate Mortgage Trust
0.635% due 09/25/2035 •		5,350	4,840
1.335% due 02/25/2035 •		8,429	7,000
Aggregator of Loans Backed by Assets PLC 1.977% due 04/24/2049	GBP	450	558
American Home Mortgage Assets Trust
0.415% due 06/25/2037 •		$8,819	7,237
0.475% due 08/25/2037 ^•		10,764	9,363
3.260% due 01/25/2036 ~		1,357	1,044
American Home Mortgage Investment Trust
0.585% due 03/25/2046 •		7,626	6,799
1.023% due 06/25/2045 •		1,661	1,308
2.577% due 06/25/2045 •		209	207
Anthracite Ltd. 5.678% due 06/20/2041		6,575	737
Ashford Hospitality Trust
1.435% due 04/15/2035 •		8,335	7,611
1.635% due 06/15/2035 •		2,200	1,905
2.035% due 06/15/2035 •		1,600	1,314
2.285% due 04/15/2035 •		8,500	7,476
2.935% due 06/15/2035 •		2,300	1,825
Banc of America Alternative Loan Trust
0.545% due 06/25/2037 •		499	348
6.000% due 06/25/2046 ^		2,473	2,131
6.456% due 06/25/2037 ^•(a)		537	128
Banc of America Commercial Mortgage Trust
6.016% due 02/10/2051 ~		3,429	3,665
6.060% due 02/10/2051 ~		3,113	3,025
Banc of America Funding Trust
0.338% due 01/27/2035 •		7,686	7,286
0.390% due 05/26/2037 •		35,920	30,715
3.732% due 02/20/2036 ^~		1,190	1,095
4.185% due 01/20/2047 ^~		291	275
6.000% due 09/25/2036		23	25
Banc of America Mortgage Trust
3.813% due 05/25/2034 ~		43	42
3.845% due 11/20/2046 ^~		138	128
3.853% due 06/25/2034 ~		82	83
3.861% due 04/25/2035 ^~		4,717	4,547
Barclays Commercial Mortgage Securities Trust 2.576% due 07/15/2037 •		10,600	9,261
BCAP LLC Trust
0.103% due 01/26/2037 ~		3,947	3,368
3.732% due 02/26/2036 ~		6,567	6,042
Bear Stearns Adjustable Rate Mortgage Trust
3.673% due 10/25/2036 ^~		371	343
3.918% due 12/25/2046 ^•		717	610
3.943% due 12/25/2046 •		2,903	2,566
4.000% due 05/25/2037 ~		4,484	4,203
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •		41	37
0.505% due 08/25/2036 ^•		7,275	6,275
0.685% due 01/25/2036 ^•		1,323	1,527
3.497% due 08/25/2036 ^~		7,349	5,963
3.736% due 09/25/2035 ^~		676	531
3.853% due 11/25/2035 ^~		1,066	954
4.050% due 04/25/2035 ~		91	81
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~		117	119
5.657% due 10/12/2041 ~		3,676	3,764
Bear Stearns Mortgage Funding Trust 0.415% due 09/25/2046 ^•		128	134
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~		3,027	2,502
BX Commercial Mortgage Trust 0.935% due 11/15/2035 •		31,397	31,146
BXP Trust 3.379% due 06/13/2039		10,300	11,332
CD Mortgage Trust 3.431% due 08/15/2050		4,600	5,148
Chase Mortgage Finance Trust 3.657% due 02/25/2037 ~		83	81
ChaseFlex Trust
0.335% due 08/25/2037 •		3,897	3,309
0.525% due 05/25/2037 •		2,121	1,971
0.535% due 02/25/2037 •		5,473	1,607

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

0.585% due 05/25/2037 •	8,700	7,380
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	13,800	15,327
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	11	11
3.228% due 09/25/2059 þ	4,950	4,985
3.258% due 04/25/2066 ~	4,154	4,184
3.506% due 02/20/2036 ~	5,030	4,578
3.837% due 06/27/2037 ~	7,028	6,606
4.140% due 03/25/2036 ^•	41	39
6.000% due 08/25/2037 ~	2,465	1,724
Citigroup Mortgage Loan Trust, Inc. 4.030% due 08/25/2035 ^~	1,007	901
COBALT CMBS Commercial Mortgage Trust 5.808% due 05/15/2046 ~	10,813	10,833
Commercial Mortgage Lease-Backed Certificates 8.054% due 06/20/2031 ~	9,526	10,075
Commercial Mortgage Trust
1.664% due 12/10/2045 ~(a)	5,439	157
3.424% due 03/10/2031	10,000	10,640
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^	54	44
Countrywide Alternative Loan Trust
0.305% due 06/25/2036 •	3,252	2,999
0.325% due 04/25/2047 •	457	405
0.365% due 11/25/2036 •	4,631	4,427
0.375% due 09/25/2046 ^•	3,388	3,092
0.465% due 08/25/2047 ^•	4,765	4,233
0.510% due 12/20/2035 •	2,211	2,001
0.585% due 06/25/2036 ^•	1,974	861
0.830% due 11/20/2035 •	373	332
0.885% due 05/25/2036 •	229	100
2.377% due 03/25/2047 ^•	131	117
2.904% due 08/25/2035 •	5,482	5,161
3.004% due 09/25/2035 •	544	502
3.554% due 10/20/2035 •	1,598	1,297
3.610% due 05/25/2036 ~	3,209	2,861
5.416% due 06/25/2036 •(a)	1,953	567
5.500% due 07/25/2035	8,223	7,467
6.000% due 07/25/2036 ^	22,264	15,444
6.000% due 08/25/2036	2,424	2,485
6.000% due 08/25/2036 •	1,956	1,963
6.000% due 04/25/2037 ^	3,401	2,574
6.000% due 04/25/2037	5,101	3,499
6.000% due 07/25/2037	15,474	11,253
6.500% due 12/25/2036	10,640	7,275
6.766% due 10/25/2037 ^•(a)	7,168	2,362
Countrywide Home Loan Mortgage Pass-Through Trust
0.845% due 02/25/2035 •	542	513
3.308% due 01/25/2036 ~	73	64
3.447% due 02/25/2047 ^~	783	695
3.462% due 03/25/2037 ^~	682	604
3.570% due 01/25/2036 ^~	3,203	2,942
3.720% due 11/25/2037 ~	1,810	1,695
4.500% due 05/01/2034	231	231
5.500% due 01/25/2035	324	336
5.750% due 05/25/2037 ^	32	23
5.750% due 07/25/2037 ^	2,269	1,777
6.000% due 01/25/2038	371	271
6.250% due 09/25/2037 ^	96	82
6.500% due 10/25/2037 ^	12,525	7,547
6.500% due 11/25/2037 ^	4,947	3,028
Countrywide Home Loan Reperforming REMIC Trust
0.525% due 01/25/2036 •	322	307
4.943% due 01/25/2034 ^~	4,107	4,067
7.500% due 06/25/2035 ^	676	720
Credit Suisse Commercial Mortgage Trust 5.808% due 01/15/2049 ^~(d)	2,500	3,471
Credit Suisse Mortgage Capital Certificates
3.522% due 08/26/2058	5,044	5,200
3.767% due 01/26/2047 ~	4,035	2,695
3.832% due 09/27/2047 ~	4,329	4,385
5.919% due 10/26/2036 ~	1,054	1,018
6.250% due 05/26/2048	7,161	5,346
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~	12,459	12,928
3.135% due 12/26/2059 ~	2,650	2,742
3.322% due 10/25/2058 ~	4,560	4,672
4.030% due 07/25/2050	6,373	6,280
4.788% due 05/27/2053 ~	2,296	2,640
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052	3,100	3,401
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.335% due 03/25/2037 ^•	1,556	1,438
0.425% due 01/25/2047 •	1,893	1,507
0.485% due 09/25/2047 ^•	24,653	20,863

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Dukinfield PLC 1.292% due 08/15/2045 •	GBP	372	460
Eurosail PLC 0.963% due 09/13/2045 •		1,355	1,572
First Horizon Alternative Mortgage Securities Trust 2.537% due 07/25/2036 ~		$139	118
First Horizon Mortgage Pass-Through Trust
3.864% due 08/25/2035 ~		139	115
4.328% due 11/25/2035 ~		21	20
Global Mortgage Securitization Ltd. 0.455% due 04/25/2032 •		2,122	2,010
GMAC Mortgage Corp. Loan Trust 4.500% due 05/25/2035 ~		15	14
Great Hall Mortgages PLC 0.438% due 06/18/2039 •		561	549
GreenPoint Mortgage Funding Trust 0.415% due 02/25/2037 •		12,506	10,818
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	14,325	15,140
GS Mortgage Securities Corp. Trust
1.385% due 07/15/2031 •		$11,605	11,143
1.635% due 07/15/2031 •		3,293	3,105
4.202% due 02/10/2029 ~		26,000	25,672
4.579% due 10/10/2032		26,200	24,145
GS Mortgage Securities Trust 1.226% due 08/10/2043 ~(a)		24,822	98
GSMPS Mortgage Loan Trust
0.535% due 01/25/2036 •		746	604
0.585% due 04/25/2036 •		7,687	6,273
3.929% due 03/25/2035 ~		4,905	4,830
3.970% due 01/25/2036 ~		4,681	4,409
GSMSC Resecuritization Trust 3.147% due 06/26/2037 ~		6,837	6,115
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^		839	460
Harben Finance PLC 1.056% due 08/20/2056 •	GBP	548	677
HarborView Mortgage Loan Trust
0.384% due 01/19/2038 •		$22,221	19,699
0.399% due 12/19/2036 •		5,463	4,402
0.404% due 11/19/2036 •		7,058	6,142
0.814% due 08/19/2045 •		54	51
3.404% due 09/19/2035 •		7,207	6,481
3.504% due 10/19/2035 •		25,396	19,433
3.673% due 04/19/2034 ~		113	105
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~		6,356	6,426
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	51,809	64,180
Homestar Mortgage Acceptance Corp. 0.980% due 03/25/2034 •		$2,668	2,438
HSI Asset Loan Obligation Trust
0.555% due 12/25/2036 •		883	209
6.446% due 12/25/2036 •(a)		864	232
HSI Asset Securitization Corp. Trust 0.995% due 07/25/2035 •		13,265	12,941
Impac Secured Assets Trust
0.465% due 08/25/2036 •		1,953	1,697
0.535% due 05/25/2036 •		35	33
IndyMac Mortgage Loan Trust
0.365% due 02/25/2037 ^•		3,114	2,859
0.385% due 10/25/2036 •		11	10
0.965% due 12/25/2034 •		406	326
3.257% due 09/25/2036 ^~		3,264	2,746
3.405% due 08/25/2035 ~		61	54
3.428% due 06/25/2037 ^~		14,925	11,939
3.483% due 09/25/2036 ^~		225	196
Jefferies Resecuritization Trust 5.004% due 06/25/2047 ~		946	799
JPMorgan Alternative Loan Trust
0.345% due 11/25/2036 ^•		2,255	1,918
3.569% due 11/25/2036 ^~		529	530
6.000% due 12/27/2036		3,834	3,076
JPMorgan Chase Commercial Mortgage Securities Trust
2.325% due 10/15/2032 •		3,900	3,262
4.406% due 01/12/2039 ~		4,866	4,830
5.126% due 01/12/2037 ~		1,012	1,028
5.215% due 01/12/2037 ~		2,577	2,610
5.337% due 05/15/2047		26,469	21,591
5.855% due 06/12/2043 ~		2,583	2,571
6.039% due 01/12/2038 ~		1,500	1,522
6.095% due 05/15/2045 ~		1,513	1,495
JPMorgan Mortgage Trust
3.364% due 06/25/2036 ~		6,083	5,189
3.789% due 01/25/2037 ~		4,099	3,700
3.912% due 11/25/2035 ~		4,682	4,331

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

3.993% due 04/25/2035 ~	31	30
3.995% due 07/25/2035 ~	6	6
7.000% due 08/25/2037 ^	1,255	984
JPMorgan Resecuritization Trust
6.000% due 08/26/2036 ~	3,572	3,467
6.000% due 09/26/2036	7,074	6,154
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	7,076	7,688
4.250% due 09/29/2046 «	37,113	41,033
La Hipotecaria Panamanian Mortgage Trust
2.750% due 09/08/2039 «•	6,155	6,317
3.508% due 11/24/2042 «•	12,756	13,433
LB-UBS Commercial Mortgage Trust
0.359% due 02/15/2040 ~(a)	3,801	0
5.111% due 07/15/2040 ~	3,750	3,741
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	3,814	3,849
Lehman Mortgage Trust
0.505% due 08/25/2036 ^•	153	114
0.635% due 11/25/2036 •	30,738	6,674
5.750% due 02/25/2037 ^	5,432	4,630
6.366% due 11/25/2036 •(a)	19,284	6,513
Lehman XS Trust
0.415% due 04/25/2046 ^•	7,303	7,183
0.425% due 08/25/2036 ^•	182	179
1.068% due 08/25/2047 ^•	3,342	2,845
Luminent Mortgage Trust 0.415% due 05/25/2037 ^•	46	41
MASTR Asset Securitization Trust 6.250% due 01/25/2038	774	617
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	1,111	871
7.000% due 07/25/2035	2,991	2,775
Merrill Lynch Mortgage Investors Trust 3.465% due 02/25/2036 ^~	812	639
Merrill Lynch Mortgage Trust
5.585% due 11/12/2037 ~	3,470	3,455
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,582	2,704
2.750% due 08/25/2059 ~	13,626	14,343
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~	4,983	3,915
Morgan Stanley Bank of America Merrill Lynch Trust 1.110% due 12/15/2048 ~(a)	8,032	153
Morgan Stanley Capital Trust
2.508% due 04/05/2042 ~	18,600	18,947
5.543% due 11/14/2042 ~	929	921
5.574% due 11/12/2049 ~	2,794	2,827
5.682% due 10/12/2052 ~	884	880
6.215% due 06/11/2042 ~	4,200	4,354
Morgan Stanley Mortgage Loan Trust
1.085% due 02/25/2036 ^•	394	355
3.755% due 12/25/2035 ~	6,777	6,251
3.920% due 09/25/2035 ^~	83	67
5.500% due 10/25/2037 ^	693	696
5.701% due 02/25/2047 þ	2,623	1,518
Morgan Stanley Re-REMIC Trust 0.348% due 02/26/2037 •	14,985	13,659
Mortgage Equity Conversion Asset Trust
0.640% due 02/25/2042 •	5,730	5,559
0.670% due 01/25/2042 •	28,317	27,229
0.680% due 05/25/2042 •	14,094	13,335
MortgageIT Securities Corp. Mortgage Loan Trust 0.415% due 06/25/2047 •	3,768	3,532
Motel 6 Trust
1.105% due 08/15/2034 •	3,612	3,550
1.375% due 08/15/2034 •	8,506	8,194
2.335% due 08/15/2034 •	883	834
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates 5.000% due 01/22/2026	888	901
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039	10,180	11,176
New Century Home Equity Loan Trust 3.500% due 10/25/2059 ~	4,837	5,146
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	46,222	48,576
New York Mortgage Trust 0.845% due 08/25/2035 •	1,068	1,002
One Bryant Park Trust 2.516% due 09/15/2054	50,000	53,243
RBSGC Mortgage Loan Trust 0.485% due 01/25/2037 •	21,549	4,489
RBSSP Resecuritization Trust
3.789% due 12/25/2035 ~	4,705	4,368
6.000% due 06/26/2037 ~	474	394

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	14,964	11,211
3.650% due 08/12/2053		8,300	6,425
Residential Accredit Loans, Inc. Trust
0.325% due 01/25/2037 •		$3,736	3,585
0.375% due 05/25/2037 •		5,649	5,112
0.385% due 10/25/2046 •		1,716	1,592
0.485% due 08/25/2035 •		199	168
0.535% due 08/25/2035 ^•		1,186	948
0.585% due 06/25/2037 •		4,502	3,078
0.985% due 10/25/2045 •		153	131
2.624% due 10/25/2037 ~		6,678	5,888
2.864% due 09/25/2045 •		3,197	2,928
4.410% due 05/25/2035 ^~		76	52
6.416% due 06/25/2037 •(a)		4,502	1,116
8.000% due 04/25/2036 ^•		242	224
Residential Asset Securitization Trust 6.250% due 08/25/2036		663	555
Residential Funding Mortgage Securities, Inc. Trust 4.974% due 04/25/2037 ~		369	318
RESIMAC Bastille Trust 1.024% due 12/05/2059 •		557	554
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	1,097	1,357
RiverView HECM Trust 0.455% due 05/25/2047 •		$8,151	7,465
Sequoia Mortgage Trust 3.557% due 07/20/2037 ~		115	85
Stanlington PLC 1.198% due 06/12/2046 •	GBP	445	550
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 02/25/2037 •		$4,964	4,576
0.835% due 08/25/2035 •		8,694	7,923
1.335% due 12/25/2037 ^•		3,589	3,390
3.476% due 05/25/2035 ~		1,931	1,628
3.875% due 08/25/2035 ~		500	474
Structured Asset Mortgage Investments Trust
0.365% due 07/25/2046 •		78	64
0.375% due 07/25/2046 ^•		5,283	3,886
0.405% due 05/25/2036 •		606	570
Structured Asset Securities Corp.
0.435% due 07/25/2035 •		913	824
0.445% due 11/25/2035 •		8,450	7,362
3.665% due 01/25/2036 ~		2,334	2,170
Structured Asset Securities Corp. Mortgage Loan Trust 0.475% due 10/25/2036 •		257	218
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.782% due 09/25/2033 ~		78	76
Thornburg Mortgage Securities Trust
1.085% due 03/25/2044 •		36	35
1.865% due 03/25/2037 ^•		6,947	6,131
Towd Point Mortgage Funding
1.392% due 07/20/2045 •	GBP	19,975	24,687
1.481% due 02/20/2054 •		1,032	1,280
Towd Point Mortgage Funding PLC
1.056% (BP0003M + 0.800%) due 02/20/2045 ~		470	580
1.677% due 10/20/2051 •		10,712	13,276
Trinity Square PLC 1.818% due 07/15/2051 •		1,673	2,076
UBS-Barclays Commercial Mortgage Trust 0.311% due 08/10/2049 ~(a)		$178,586	836
Wachovia Bank Commercial Mortgage Trust 5.843% due 02/15/2051 ~		3,076	2,443
WaMu Commercial Mortgage Securities Trust 3.288% due 11/23/2043 ~		1,300	1,322
WaMu Mortgage Pass-Through Certificates Trust
0.925% due 11/25/2034 •		918	887
0.965% due 10/25/2044 •		3,199	3,091
1.990% due 01/25/2047 •		7,695	7,135
2.274% due 04/25/2047 ^•		1,113	931
2.314% due 07/25/2047 •		715	601
3.352% due 07/25/2037 ^~		94	81
3.526% due 12/25/2036 ^~		1,318	1,194
3.578% due 03/25/2037 ^~		6,823	6,337
3.648% due 12/25/2035 ^~		809	686
3.715% due 07/25/2037 ^~		57	50
3.820% due 01/25/2035 ~		5,479	5,432
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	918
0.982% due 12/21/2049 •		19,719	24,206
1.682% due 09/21/2049 •		1,050	1,301
1.682% due 12/21/2049 •		2,387	2,910
2.182% due 12/21/2049 •		1,193	1,451
2.682% due 12/21/2049 •		682	825
3.182% due 12/21/2049 •		682	813

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
0.435% due 02/25/2036 •		$303	244
2.204% due 01/25/2047 •		2,019	1,673
4.224% due 09/25/2036 ^þ		6,166	2,702
5.750% due 11/25/2035 ^		1,060	979
6.500% due 03/25/2036 ^		9,410	7,818
Wells Fargo Alternative Loan Trust 0.725% due 03/25/2037 ^•		704	598
Wells Fargo Commercial Mortgage Trust
1.035% due 12/13/2031 •		11,140	10,587
1.285% due 12/13/2031 •		9,273	8,501
2.029% due 12/13/2031 •		220	182
2.652% due 08/15/2049		600	632
Wells Fargo Mortgage-Backed Securities Trust
0.685% due 06/25/2037 ^•		91	75
4.427% due 11/25/2037 ^~		8,020	7,226
Total Non-Agency Mortgage-Backed Securities (Cost $1,473,467)			1,444,829
ASSET-BACKED SECURITIES 31.8%
Accredited Mortgage Loan Trust
0.445% due 09/25/2036 •		12,473	11,999
0.665% due 09/25/2035 •		3,405	3,257
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	2,100	2,343
ACE Securities Corp. Home Equity Loan Trust
0.305% due 02/25/2037 •		$4,006	2,027
0.405% due 01/25/2037 •		5,691	2,047
0.485% due 02/25/2036 •		2,013	1,950
0.800% due 12/25/2035 •		16,632	16,131
1.160% due 11/25/2033 •		1,076	1,049
1.355% due 02/25/2035 •		16,005	15,519
Aegis Asset-Backed Securities Trust
0.815% due 06/25/2035 •		4,000	2,601
0.885% due 03/25/2035 •		7,050	6,844
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 2.015% due 12/25/2034 •		2,209	1,937
AlbaCore EURO CLO DAC 0.000% due 07/18/2031 «•(c)	EUR	900	1,011
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.860% due 07/25/2035 •		$3,466	3,458
0.865% due 01/25/2036 •		5,000	3,776
0.890% due 05/25/2035 •		18	18
1.100% due 01/25/2035 •		5,152	5,032
2.135% due 06/25/2034 •		646	540
Arbor Realty Commercial Real Estate Notes Ltd. 1.335% due 05/15/2037 •		3,700	3,611
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	2,400	2,678
Argent Securities Trust
0.335% due 07/25/2036 •		$18,802	15,927
0.375% due 03/25/2036 •		3,409	3,091
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.975% due 10/25/2033 •		199	210
Asset-Backed Funding Certificates Trust
0.805% due 04/25/2034 •		318	319
1.435% due 06/25/2034 •		1,398	1,334
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265% due 05/25/2037 •		416	316
0.905% due 06/25/2035 •		202	206
1.145% due 11/25/2033 •		2,666	2,467
Ayresome CDO Ltd.
0.588% due 12/08/2045 •		877	871
0.648% due 12/08/2045 •		2,945	2,771
B&M CLO Ltd. 1.906% due 04/16/2026 •		1,090	1,086
Barings BDC Static CLO Ltd. 2.239% due 04/15/2027 •		12,850	12,760
Bayview Financial Asset Trust 2.927% due 03/25/2037 •		5,693	5,231
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		1,770	1,767
Bear Stearns Asset-Backed Securities Trust
0.335% due 11/25/2036 •		2,987	2,756
0.385% due 12/25/2036 •		3,752	3,751
0.385% due 04/25/2037 ^•		131	725
0.425% due 07/25/2036 •		10,308	9,708
0.685% due 12/25/2035 •		80	79
0.905% due 12/25/2035 •		5,090	3,451
1.040% due 07/25/2034 •		5,402	5,209
2.485% due 09/25/2033 •		192	110
6.000% due 03/25/2036		8,136	6,407
6.500% due 09/25/2046		17,282	7,825
Benefit Street Partners CLO Ltd.
1.915% due 07/18/2027 •		1,071	1,061
2.385% due 01/20/2029 •		8,000	7,891

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	297	332
BNC Mortgage Loan Trust
0.405% due 03/25/2037 •		$29,581	21,965
0.475% due 05/25/2037 •		10,000	7,465
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	250	277
Business Loan Express Business Loan Trust 0.458% due 09/25/2038 •		$3,049	2,519
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,800	4,249
Carrington Mortgage Loan Trust 0.405% due 10/25/2036 •		$11,809	8,537
Castle Park CLO DAC 0.780% due 01/15/2028 •	EUR	377	420
Catamaran CLO Ltd. 1.841% due 01/27/2028 •		$6,413	6,312
Cent CLO Ltd.
2.171% due 10/29/2025 •		869	867
2.289% due 10/15/2026 •		4,400	4,346
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		4,200	4,027
Citicorp Residential Mortgage Trust 5.010% due 06/25/2037 þ		9,000	5,131
Citigroup Mortgage Loan Trust
0.315% due 08/25/2036 •		9,778	9,630
0.325% due 12/25/2036 •		285	282
0.335% due 12/25/2036 •		3,719	1,846
0.345% due 09/25/2036 •		527	449
0.365% due 01/25/2037 •		3,431	2,750
0.445% due 07/25/2045 •		7,664	6,243
0.485% due 10/25/2036 •		8,238	5,768
Citigroup Mortgage Loan Trust, Inc.
0.595% due 10/25/2035 •		467	475
0.635% due 10/25/2035 ^•		4,229	4,093
College Avenue Student Loans LLC
1.385% due 12/26/2047 •		2,619	2,556
1.835% due 11/26/2046 •		5,819	5,781
4.130% due 12/26/2047		3,596	3,912
Columbia Cent CLO Ltd. 2.141% due 10/25/2028 •		4,420	4,341
Commonbond Student Loan Trust 1.980% due 08/25/2050		17,700	17,885
Conseco Finance Corp. 6.280% due 09/01/2030		6,338	6,604
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	7,099
Countrywide Asset-Backed Certificates
0.315% due 12/25/2036 ^•		1,270	1,150
0.325% due 06/25/2037 •		8,140	7,250
0.325% due 07/25/2037 ^•		2,298	2,137
0.325% due 06/25/2047 •		2,855	2,510
0.335% due 05/25/2037 •		2,163	2,146
0.365% due 06/25/2047 •		78	78
0.385% due 09/25/2047 ^•		1,042	772
0.405% due 09/25/2037 ^•		699	596
0.405% due 09/25/2047 ^•		2,564	2,214
0.425% due 04/25/2036 ^•		303	258
0.435% due 02/25/2036 •		1,570	1,396
0.475% due 01/25/2037 •		16,600	12,585
0.485% due 07/25/2036 •		114	112
0.555% due 07/25/2036 •		14,425	10,993
0.815% due 02/25/2036 •		5,382	5,281
0.905% due 01/25/2036 •		14,300	13,925
1.205% due 10/25/2032 •		5,242	5,175
Countrywide Asset-Backed Certificates Trust
0.345% due 03/25/2037 •		506	501
0.425% due 03/25/2037 •		21,060	18,754
0.425% due 10/25/2046 •		8,679	8,140
0.435% due 04/25/2046 ^•		4,066	3,865
0.445% due 09/25/2046 •		3,100	2,737
0.925% due 08/25/2047 •		2,006	1,919
0.985% due 08/25/2047 •		188	184
1.085% due 05/25/2036 •		2,070	1,977
Countrywide Asset-Backed Certificates Trust, Inc. 1.085% due 10/25/2034 •		506	470
Credit-Based Asset Servicing & Securitization CBO Ltd.
0.653% due 12/15/2034 •		18,864	3,895
2.438% due 02/16/2041 •		248,640	11,042
Credit-Based Asset Servicing & Securitization LLC
0.305% due 07/25/2037 •		143	108
0.335% due 05/25/2036 •		3,544	2,836
0.425% due 05/25/2036 •		5,680	4,608
6.250% due 10/25/2036 þ		659	673
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •		2,522	1,520

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Crown Point CLO Ltd.
2.075% due 07/17/2028 •		15,988	15,762
2.305% due 10/20/2028 •		1,979	1,954
2.585% due 10/20/2028 •		8,500	8,313
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^þ		67	19
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	700	779
CWHEQ Revolving Home Equity Loan Trust 0.365% due 05/15/2036 •		$6,410	6,185
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	3,700	4,139
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •		$8,059	7,831
Ellington Loan Acquisition Trust
1.235% due 05/25/2037 •		3,191	3,102
1.285% due 05/25/2037 •		6,511	6,322
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	21,500	23,944
EMC Mortgage Loan Trust 1.285% due 08/25/2040 •		$913	881
Encore Credit Receivables Trust 1.220% due 10/25/2035 •		3,552	3,075
Equifirst Loan Securitization Trust 0.375% due 04/25/2037 •		9,034	8,445
Euro-Galaxy CLO BV 0.750% due 01/17/2031 •	EUR	500	554
Fairstone Financial Issuance Trust 3.948% due 03/21/2033	CAD	3,500	2,533
First Franklin Mortgage Loan Trust
0.345% due 04/25/2036 •		$3,740	3,582
0.565% due 02/25/2036 •		5,500	4,358
0.685% due 12/25/2035 •		6,100	5,533
0.995% due 04/25/2035 •		573	573
1.835% due 01/25/2035 •		5,671	4,837
Fremont Home Loan Trust
0.325% due 01/25/2037 •		14,257	9,000
0.345% due 05/25/2036 •		18,523	12,728
0.345% due 08/25/2036 •		24,947	9,830
1.115% due 04/25/2035 •		10,657	10,129
Gallatin CLO Ltd. 2.159% due 01/21/2028 •		2,692	2,652
GE-WMC Mortgage Securities Trust 0.335% due 08/25/2036 •		16,290	9,067
Glacier Funding CDO Ltd. 2.801% due 11/12/2042 •		2,101	2,087
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024		9,000	9,018
Goodgreen Trust 3.930% due 10/15/2053 ~		10,214	10,655
Greystone Commercial Real Estate Notes Ltd. 1.365% due 09/15/2037 •		13,600	13,226
GSAA Home Equity Trust
0.415% due 04/25/2047 •		8,458	5,036
0.485% due 05/25/2047 •		510	385
2.060% due 02/25/2035 •		900	842
6.000% due 08/25/2047 ^		591	563
GSAMP Trust
0.305% due 12/25/2036 •		958	529
0.325% due 12/25/2036 •		6,773	3,864
Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •		14,100	14,180
Harley Marine Financing LLC 5.682% due 05/15/2043 «		14,259	11,764
Harvest CLO DAC 0.667% due 11/15/2028 •	EUR	1,185	1,325
Harvest SBA Loan Trust 2.418% due 08/25/2044 •		$11,153	10,725
Hildene CLO Ltd. 2.671% due 10/10/2038 •		20,245	19,930
Home Equity Asset Trust
0.655% due 01/25/2036 •		17,500	16,035
1.160% due 12/25/2034 •		962	922
Home Equity Mortgage Loan Asset-Backed Trust
0.425% due 08/25/2036 •		7,500	5,990
0.425% due 04/25/2037 •		5,845	4,217
HSI Asset Securitization Corp. Trust
0.335% due 12/25/2036 •		6,436	5,299
0.575% due 11/25/2035 •		1,394	1,348
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		13,163	5,212
Invitation Homes Trust 1.294% due 01/17/2038 •		60,352	60,440
JPMorgan Mortgage Acquisition Corp. 0.525% due 02/25/2036 ^•		9,161	8,935

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

JPMorgan Mortgage Acquisition Trust
0.355% due 04/25/2036 •		212	212
0.395% due 10/25/2036 •		3,142	3,018
Legacy Mortgage Asset Trust
1.930% due 01/28/2070 •		29,657	29,428
3.438% due 05/25/2059 þ		2,479	2,499
4.000% due 06/25/2058 þ		13,066	13,233
Lehman XS Trust
0.305% due 02/25/2037 •		11,451	10,754
0.345% due 02/25/2037 •		4,252	3,938
0.355% due 01/25/2037 •		12	13
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		26,000	25,750
Long Beach Mortgage Loan Trust
0.330% due 07/25/2036 •		13,024	9,569
0.335% due 05/25/2036 •		1,751	1,184
0.345% due 09/25/2036 •		24,512	10,128
0.890% due 11/25/2035 •		8,230	5,930
0.980% due 06/25/2034 •		69	66
1.085% due 06/25/2035 •		6,030	6,009
1.460% due 02/25/2035 •		700	676
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		19,859	19,349
LP Credit Card ABS Master Trust 2.323% due 08/20/2024 •		2,325	2,365
M360 Advisors LLC
4.395% due 07/24/2028		1,096	1,095
6.121% due 07/24/2028		19,700	19,618
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(c)	EUR	700	787
Madison Park Funding Ltd. 2.395% due 07/20/2026 •		$4,721	4,703
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	1,500	1,662
MAPS Ltd. 4.212% due 05/15/2043		$7,350	6,498
Marlette Funding Trust 3.710% due 12/15/2028		654	661
MASTR Asset-Backed Securities Trust
0.335% due 06/25/2036 •		8,662	4,687
0.345% due 10/25/2036 •		2,766	1,578
0.355% due 10/25/2036 •		533	524
0.415% due 01/25/2037 •		11,725	4,146
0.425% due 10/25/2036 •		8,703	7,626
0.685% due 10/25/2035 ^•		6,422	5,826
0.765% due 12/25/2035 •		2,202	2,175
Merrill Lynch Mortgage Investors Trust
0.295% due 08/25/2037 •		587	358
0.335% due 08/25/2037 •		31,720	19,533
0.705% due 06/25/2035 •		358	353
0.905% due 06/25/2035 •		419	404
Monarch Grove CLO 1.871% due 01/25/2028 •		5,281	5,221
Morgan Stanley ABS Capital, Inc. Trust
0.980% due 01/25/2035 •		11,473	11,075
1.115% due 07/25/2034 •		122	117
1.235% due 04/25/2035 •		200	188
2.085% due 02/25/2047 •		3,890	3,443
Morgan Stanley IXIS Real Estate Capital Trust 0.335% due 11/25/2036 •		14,622	6,645
Morgan Stanley Mortgage Loan Trust
0.425% due 04/25/2037 •		1,883	861
5.726% due 10/25/2036 ^þ		2,939	1,323
Mountain View CLO Ltd.
2.019% due 10/15/2026 •		3,961	3,910
2.131% due 10/13/2027 •		8,669	8,533
2.266% due 10/16/2029 •		13,500	13,204
Nassau Ltd. 2.369% due 10/15/2029 •		18,500	18,150
National Collegiate Student Loan Trust 0.677% due 06/25/2029 •		196	196
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		24,000	24,114
Navient Student Loan Trust 0.985% due 07/26/2066 •		15,515	14,814
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		2,062	2,043
New Century Home Equity Loan Trust 1.130% due 06/25/2035 •		1,332	1,252
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.595% due 02/25/2036 •		1,124	1,113
NovaStar Mortgage Funding Trust 2.285% due 12/25/2034 •		120	114
OCP CLO Ltd. 2.019% due 07/15/2027 •		7,553	7,504

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		8,300	8,165
OFSI Fund Ltd. 2.035% due 10/18/2026 •		525	524
Option One Mortgage Loan Trust
0.315% due 07/25/2037 •		3,068	2,284
0.365% due 04/25/2037 •		213	143
0.685% due 08/25/2032 •		462	454
0.920% due 05/25/2035 •		3,000	2,843
Option One Mortgage Loan Trust Asset-Backed Certificates
0.825% due 07/25/2033 •		751	697
0.875% due 11/25/2035 •		13,200	12,440
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,200	1,340
Palisades CDO Ltd. 1.748% due 07/22/2039 •		$11,525	11,322
Palmer Square Loan Funding Ltd.
1.292% due 11/15/2026 •		1,591	1,573
1.869% due 07/15/2026 •		4,457	4,424
1.920% due 10/24/2027 •		11,372	11,258
2.105% due 04/20/2027 •		9,868	9,767
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.205% due 10/25/2034 •		2,938	2,953
1.310% due 10/25/2034 •		21,500	20,330
2.060% due 09/25/2034 •		433	428
2.285% due 09/25/2034 •		5,594	4,764
People's Choice Home Loan Securities Trust 1.070% due 06/25/2034 •		5,643	5,391
RAAC Trust
0.485% due 06/25/2044 •		47	42
0.885% due 03/25/2034 •		110	108
1.685% due 09/25/2047 •		5,900	6,083
Renaissance Home Equity Loan Trust 5.473% due 01/25/2037 þ		9,150	4,505
Residential Asset Mortgage Products Trust
0.345% due 02/25/2037 •		276	276
0.865% due 12/25/2035 •		10,557	9,003
2.060% due 10/25/2034 •		5,922	5,363
Residential Asset Securities Corp. Trust
0.335% due 07/25/2036 •		2,743	2,681
0.415% due 06/25/2036 •		17,261	16,577
0.435% due 04/25/2037 •		116	115
1.190% due 05/25/2035 •		3,794	3,612
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		20,461	18,477
Saranac CLO Ltd. 1.906% due 06/22/2030 •		9,939	9,800
Saxon Asset Securities Trust
0.495% due 09/25/2037 •		2,541	2,394
0.935% due 11/25/2035 •		9,000	8,315
SCF Reality Capital Funding LLC 4.100% due 06/25/2047		7,322	7,401
Securitized Asset-Backed Receivables LLC Trust
0.275% due 07/25/2036 •		3,751	1,740
0.800% due 01/25/2035 •		12,440	11,755
1.160% due 03/25/2035 •		91	90
SG Mortgage Securities Trust 0.615% due 10/25/2035 •		1,209	1,204
SLC Student Loan Trust 0.423% due 03/15/2027 •		2,918	2,910
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	1,598	1,792
0.019% due 01/25/2024 •		1,897	2,133
0.192% due 12/15/2033 •		1,254	1,349
0.389% due 07/25/2039 •		880	933
0.754% due 03/15/2038 •	GBP	2,832	3,356
1.591% due 10/25/2029 •		$3,882	3,818
SoFi Consumer Loan Program LLC 3.260% due 08/25/2025		949	956
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		3,772	3,821
2.650% due 09/25/2040		1,010	1,037
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		25,000	24,563
Soundview Home Loan Trust
0.465% due 05/25/2036 •		26,000	24,609
1.175% due 06/25/2035 •		4,884	4,439
Specialty Underwriting & Residential Finance Trust
0.335% due 09/25/2037 •		1,862	1,441
0.535% due 03/25/2037 •		558	427
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		37,426	37,902
Sprite Ltd. 4.250% due 12/15/2037		2,784	2,334
St Paul's CLO DAC 0.850% due 08/20/2030 •	EUR	16,650	18,528

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$1,946	1,964
START Ireland 4.089% due 03/15/2044		4,750	4,249
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		25,400	24,909
Store Master Funding LLC 4.290% due 10/20/2048		4,248	4,274
Structured Asset Investment Loan Trust
0.357% due 07/25/2036 •		2,008	1,350
0.985% due 04/25/2034 •		5,111	4,977
Structured Asset Securities Corp. Mortgage Loan Trust
0.320% due 07/25/2036 •		828	798
0.320% due 02/25/2037 •		23,206	20,127
0.345% due 12/25/2036 •		36,482	33,477
0.395% due 02/25/2037 •		11,778	11,087
Symphony CLO Ltd. 2.261% due 07/14/2026 •		19,027	18,847
Taberna Preferred Funding Ltd.
0.901% due 12/05/2036 •		32,047	26,599
1.191% due 11/05/2035 •		2,287	1,967
2.231% due 05/05/2038 •		3,939	3,526
Telos CLO Ltd. 2.085% due 04/17/2028 •		19,786	19,545
Terwin Mortgage Trust 0.435% due 05/25/2038 •		8,879	5,771
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		20,332	18,296
TICP CLO Ltd.
1.935% due 07/20/2027 •		1,991	1,963
1.975% due 04/20/2028 •		20,000	19,712
Toro ABS CDO Ltd. 0.724% due 02/07/2042 •		273,349	19,233
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	300	333
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		$1,863	1,857
1.185% due 10/25/2059 •		13,421	13,387
3.000% due 11/25/2058 ~		4,023	4,114
4.170% due 11/25/2058 ~		7,674	7,825
Tralee CLO Ltd.
2.245% due 10/20/2028 •		2,000	1,971
2.835% due 10/20/2028 •		3,150	3,021
Trinitas CLO Ltd. 2.381% due 10/25/2028 •		12,500	12,367
Tropic CDO Ltd.
1.539% due 07/15/2036 •		10,837	9,699
1.969% due 04/15/2034 •		82	80
U.S. Capital Funding Ltd. 1.591% due 10/10/2040 •		875	757
Upstart Securitization Trust
2.897% due 09/20/2029		2,530	2,541
4.997% due 08/20/2025		2,521	2,516
Venture CLO Ltd.
1.171% due 02/28/2026 •		9,142	9,020
1.401% due 08/28/2029 •		18,700	18,269
2.099% due 04/15/2027 •		5,239	5,148
2.248% due 10/22/2031 •		4,000	3,942
Voya CLO Ltd. 1.711% due 07/25/2026 •		2,309	2,296
Wells Fargo Home Equity Asset-Backed Securities Trust 2.285% due 11/25/2035 •		5,000	4,794
WhiteHorse Ltd. 2.065% due 04/17/2027 •		1,448	1,439
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •		4,760	4,700
Zais CLO Ltd. 2.369% due 04/15/2028 •		4,051	4,012
Total Asset-Backed Securities (Cost $1,930,850)			1,895,702
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.0%			2,130
U.S. TREASURY BILLS 0.1%
0.143% due 07/21/2020 - 09/10/2020 (e)(f)(l)		7,277	7,275

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $9,405)		9,405
Total Investments in Securities (Cost $12,643,096)		12,784,403
	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	1,927,654	19,005
Total Short-Term Instruments (Cost $19,004)		19,005
Total Investments in Affiliates (Cost $19,004)		19,005
Total Investments 214.8% (Cost $12,662,100)		$12,803,408
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $(64,342))		3,505
Other Assets and Liabilities, net (114.9)%		(6,845,767)
Net Assets 100.0%		$5,961,146

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,130	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(2,173)	$2,130	$2,130
Total Repurchase Agreements	$(2,173)	$2,130	$2,130
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.210%	06/16/2020	07/16/2020	$(405,493)	$(405,529)
0.230	06/11/2020	07/14/2020	(551,375)	(551,446)
CIB	0.220	06/11/2020	07/14/2020	(20,602)	(20,605)
JML	0.250	04/08/2020	07/06/2020	EUR	(2,633)	(2,960)
JPS	0.230	06/11/2020	07/14/2020	$(40,621)	(40,626)
0.260	06/12/2020	07/14/2020	(62,826)	(62,835)
0.270	06/15/2020	07/14/2020	(19,666)	(19,668)
NOM	0.220	06/11/2020	07/14/2020	(124,742)	(124,757)
RCY	0.190	06/24/2020	07/08/2020	(207,711)	(207,718)
SCX	0.290	06/16/2020	07/16/2020	(18,677)	(18,679)
Total Reverse Repurchase Agreements	$(1,454,823)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BOS	0.200%	06/29/2020	07/01/2020	$(314,152)	$(314,155)
GSC	0.230	06/30/2020	07/01/2020	(33,716)	(33,716)
TDM	0.190	06/26/2020	07/02/2020	(7,590)	(7,590)
UBS	0.200	05/07/2020	07/06/2020	(1,033)	(1,033)
0.200	05/08/2020	07/08/2020	(35,587)	(35,598)
0.200	05/11/2020	07/06/2020	(6,967)	(6,969)
0.200	06/16/2020	07/08/2020	(4,618)	(4,619)
0.200	06/30/2020	07/06/2020	(2,913)	(2,913)
Total Sale-Buyback Transactions	$(406,593)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.8)%
Ginnie Mae, TBA						3.500%	08/01/2050	$79,300	$(83,653)	$(83,674)
Ginnie Mae, TBA						4.000	07/01/2050	54,600	(58,115)	(57,889)
Ginnie Mae, TBA						4.000	08/01/2050	44,000	(46,647)	(46,654)
Uniform Mortgage-Backed Security, TBA						2.500	07/01/2035	46,100	(48,257)	(48,257)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2050	281,830	(300,076)	(298,641)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2050	265,509	(281,646)	(281,491)
Uniform Mortgage-Backed Security, TBA						5.500	07/01/2050	4,500	(4,961)	(4,953)
Total Short Sales (13.8)%									$(823,355)	$(821,559)
(h)	Securities with an aggregate market value of $1,890,459 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(2,272,594) at a weighted average interest rate of 0.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
90-Day Eurodollar June Futures				06/2021	5,968	$1,489,314	$1,233		$75	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
90-Day Eurodollar December Futures				12/2022	1,578	$(393,474)	$(478)		$20	$0
90-Day Eurodollar June Futures				06/2022	1,113	(277,694)	(475)		0	0
90-Day Eurodollar March Futures				03/2021	10,031	(2,502,735)	(59,560)		0	(125)
90-Day Eurodollar March Futures				03/2022	5,368	(1,339,584)	(2,458)		0	0
90-Day Eurodollar March Futures				03/2023	1,578	(393,395)	(527)		39	0
90-Day Eurodollar September Futures				09/2022	1,699	(423,816)	(505)		0	0
U.S. Treasury 10-Year Note September Futures				09/2020	1,893	(263,452)	(818)		296	0
							$(64,821)		$355	$(125)
Total Futures Contracts							$(63,588)		$430	$(125)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2020	$92,700	$(148)	$(1,009)	$(1,157)	$0	$(7)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021	161,200	(1,582)	(2,854)	(4,436)	0	(15)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	153,200	278	(3,192)	(2,914)	0	(11)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021	173,500	(2,729)	(3,187)	(5,916)	0	(18)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	17,850	151	(428)	(277)	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	163,500	(3,508)	(283)	(3,791)	0	(20)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	32,800	799	(2,539)	(1,740)	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	118,400	(900)	(9,488)	(10,388)	0	(9)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	138,250	(5,639)	(9,481)	(15,120)	8	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	31,100	61	(1,749)	(1,688)	7	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	48,500	(1,727)	(3,088)	(4,815)	11	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	4,230	70	(266)	(196)	2	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	399,700	(16,069)	(46,259)	(62,328)	336	0
Receive(1)	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	54,000	(3,095)	(5,023)	(8,118)	54	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	50,500	(2,448)	(319)	(2,767)	56	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	23,300	2,108	(3,788)	(1,680)	26	0
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027	1,500	75	(253)	(178)	2	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	17,700	208	(641)	(433)	12	(9)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	25,300	(75)	(2,438)	(2,513)	48	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	11,600	(232)	(1,369)	(1,601)	22	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	9,300	(9)	(1,272)	(1,281)	18	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.378	Semi-Annual	04/29/2030	39,500	(237)	(2,644)	(2,881)	77	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	573,200	(24,761)	(9,922)	(34,683)	1,183	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	5,400	(125)	(45)	(170)	12	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	(127)	(37)	0	(8)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	(282)	(171)	2	0
Total Swap Agreements	$(59,333)	$(111,946)	$(171,279)	$1,876	$(104)
(j)	Securities with an aggregate market value of $69,012 and cash of $3,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	08/2020	CAD	26,849	$19,083	$0	$(696)
GLM	07/2020	GBP	3,189	4,015	63	0
HUS	08/2020	EUR	2,419	2,615	0	(105)
08/2020	GBP	118,858	145,759	0	(1,550)
JPM	07/2020	115,606	142,182	0	(1,065)
SCX	07/2020	EUR	74,091	82,465	0	(776)
07/2020	GBP	63	78	0	0
08/2020	EUR	74,091	83,274	0	(27)
Total Forward Foreign Currency Contracts	$63	$(4,219)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	02/26/2021	420,700	$3,323	$964
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	227
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.823	07/07/2020	13,400	66	1
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	08/14/2020	12,000	69	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	13,300	72	34
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	815,950	5,047	1,870
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/07/2020	26,000	77	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.815	08/06/2020	16,600	90	43
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	08/06/2020	26,000	175	52
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.873	08/06/2020	24,700	96	41
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.919	08/06/2020	10,900	85	13
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	17,800	88	10
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.400	08/06/2020	20,200	95	25
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.813	08/06/2020	6,500	53	17
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.016	08/06/2020	7,200	36	4
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	21,400	110	11
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	169,350	1,101	388
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.759	07/07/2020	18,500	89	6
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.774	07/07/2020	26,500	126	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.803	07/07/2020	24,600	120	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.258	01/19/2021	110,700	1,007	389
$13,259	$4,106

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	$75.000	08/06/2020	220,000	$9	$0
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	60.000	08/06/2020	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	62.000	07/07/2020	499,000	19	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	62.000	08/06/2020	149,500	6	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2050	68.000	07/07/2020	52,000	2	0
JPM	Put - OTC Ginnie Mae, TBA 3.000% due 07/01/2050	73.000	07/07/2020	2,000	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	72.000	07/07/2020	597,500	23	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	70.000	08/06/2020	200,000	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	71.000	08/06/2020	325,000	13	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2050	76.000	07/07/2020	124,000	5	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	65.000	07/07/2020	767,900	30	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	65.000	07/07/2020	141,000	5	0
$124	$0
Total Purchased Options	$13,383	$4,106
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	08/14/2020	12,000	$(35)	$0
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	59,000	$(424)	$(27)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	17,000	(143)	(84)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	8,000	(61)	(40)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	8,000	(33)	(9)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	15,500	(63)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	14,500	(61)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	11,000	(43)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	9,500	(46)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	11,000	(48)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	5,500	(24)	(3)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	13,500	(93)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	30,000	(206)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	33,000	(214)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	22,500	(190)	(111)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	8,000	(60)	(41)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	33,000	(214)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	29,500	(194)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	27,500	(128)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	160,500	(1,056)	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.813	07/07/2020		43,000	(363)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			103.813	07/07/2020		43,000	(202)		(182)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.094	08/06/2020		15,500	(60)		(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.133	08/06/2020		9,500	(37)		(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.563	08/06/2020		19,500	(104)		(25)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.516	07/07/2020		14,500	(51)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.578	07/07/2020		14,000	(64)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.668	07/07/2020		90,000	(496)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050			102.719	07/07/2020		26,400	(145)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050			102.422	08/06/2020		14,000	(92)		(17)
								$(4,915)		$(662)
Total Written Options								$(4,950)		$(662)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index		0.320%	Monthly	07/25/2045	$3,662	$(1,263)	$953	$0	$(310)
	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	7,018	(1,541)	887	0	(654)
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	444	(102)	60	0	(42)
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	25,000	(1,384)	1,638	254	0
DUB	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	16,700	(392)	517	125	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	1,600	(18)	23	5	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	2,000	(108)	127	19	0
FBF	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	2,300	(16)	9	0	(7)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	39,962	(883)	1,109	226	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	12,510	(381)	495	114	0
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	6,350	(139)	186	47	0
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	1,391	8	0	8	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	794	(38)	45	7	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	6,300	(328)	392	64	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	300	(13)	16	3	0
JPS	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	2,000	(108)	127	19	0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	21,000	(734)	891	157	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	29,600	(368)	469	101	0
	CMBX.NA.AAA.7 Index		0.500	Monthly	01/17/2047	36,338	(1,373)	1,705	332	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	15,000	(1,430)	1,572	142	0
SAL	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	4,442	(871)	457	0	(414)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	22,300	(582)	749	167	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	172,000	(1,424)	2,011	587	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	8,500	(11)	(16)	0	(27)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	834	7	(2)	5	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	50,600	50	430	480	0
							$(13,442)	$14,850	$2,862	$(1,454)
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840%	Maturity	08/18/2020	$1,300,000	$0	$278	$278	$0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.940	Quarterly	09/04/2020	145,000	0	(93)	0	(93)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840	Maturity	09/16/2020	620,000	0	180	180	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.780	Maturity	09/18/2020	615,000	0	384	384	0
							$0	$749	$842	$(93)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2038	$6,309	$0	$(11)	$0	$(11)
	Pay	IOS.FN.600.08 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	1,091	0	(3)	0	(3)
SAL	Pay	IOS.FN.550.08 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	365	0	(1)	0	(1)
	Pay	IOS.FN.600.08 Index	N/A	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	776	0	(2)	0	(2)
								$0	$(17)	$0	$(17)
Total Swap Agreements								$(13,442)	$15,582	$3,704	$(1,564)
(l)

Securities with an aggregate market value of $3,199 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$1,530	$0		$1,530
Corporate Bonds & Notes
Banking & Finance						0	32,872	0		32,872
Industrials						0	4,599	0		4,599
U.S. Government Agencies						2,780	8,230,046	0		8,232,826
U.S. Treasury Obligations						0	1,162,640	0		1,162,640
Non-Agency Mortgage-Backed Securities						0	1,376,358	68,471		1,444,829
Asset-Backed Securities						0	1,882,140	13,562		1,895,702
Short-Term Instruments
Repurchase Agreements						0	2,130	0		2,130
U.S. Treasury Bills						0	7,275	0		7,275
						$2,780	$12,699,590	$82,033		$12,784,403
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$19,005	$0	$0		$19,005
Total Investments						$21,785	$12,699,590	$82,033		$12,803,408
Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(821,559)	$0		$(821,559)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						430	1,876	0		2,306
Over the counter						0	7,873	0		7,873
						$430	$9,749	$0		$10,179
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(125)	(104)	0		(229)
Over the counter						0	(6,445)	0		(6,445)
						$(125)	$(6,549)	$0		$(6,674)
Total Financial Derivative Instruments						$305	$3,200	$0		$3,505
Totals						$22,090	$11,881,231	$82,033		$11,985,354

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$70,648	$0	$(996)	$(8)	$(15)	$(1,158)	$0	$0	$68,471	$(1,084)
Asset-Backed Securities	11,051	1,796	(115)	0	0	830	0	0	13,562	803
Totals	$81,699	$1,796	$(1,111)	$(8)	$(15)	$(328)	$0	$0	$82,033	$(281)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$68,471	Proxy Pricing			Base Price			102.625 - 110.375	108.469
Asset-Backed Securities		11,764	Other Valuation Techniques(2)			—			—	—
		1,798	Proxy Pricing			Base Price			100.000	—
Total		$82,033
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.7% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.2%
Preferred Term Securities Ltd. 2.092% (US0003M + 0.860%) due 07/03/2033 ~	$386	$365
INDUSTRIALS 0.4%
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	858	759
Total Corporate Bonds & Notes (Cost $1,160)		1,124
U.S. GOVERNMENT AGENCIES 130.3%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	2	2
0.200% due 02/25/2043 •(a)	245	2
0.228% due 12/25/2036 •	696	689
0.305% due 03/25/2034 •	118	118
0.335% due 08/25/2034 •	9	9
0.408% due 06/25/2033 •	15	14
0.428% due 06/25/2032 •	76	73
0.485% due 12/25/2048 •	755	752
0.525% due 11/25/2032 •	28	28
0.585% due 03/25/2049	571	571
0.594% due 04/18/2028 •	1	1
0.635% due 05/25/2023 - 07/25/2036 •	441	442
0.685% due 03/25/2032 - 11/25/2059 •	2,320	2,327
0.835% due 02/25/2024 •	40	40
0.845% due 04/25/2037 •	576	563
1.185% due 04/25/2023 - 04/25/2032 •	60	61
2.168% due 01/25/2022 ~(a)	1,824	25
2.500% due 07/01/2046 - 12/01/2046	514	531
2.675% due 02/01/2036 •	247	248
2.700% due 06/01/2030 •	1	1
2.781% due 10/25/2046 ~(a)	36	2
2.828% due 07/25/2052 ~(a)	131	7
2.845% due 05/01/2035 •	86	89
2.865% due 07/25/2044 ~(a)	145	8
2.891% due 08/01/2042 - 10/01/2044 •	507	510
2.933% due 05/01/2035 •	10	10
2.937% due 07/25/2044 ~(a)	112	6
2.944% due 07/25/2039	540	557
3.000% due 07/25/2045 - 02/01/2057	4,325	4,526
3.000% due 04/25/2046 (a)	486	44
3.015% due 03/01/2032 •	8	8
3.025% due 01/25/2045 ~(a)	96	5
3.026% due 01/01/2035 •	74	76
3.060% due 03/25/2045 ~(a)	118	6
3.080% due 04/25/2055 ~(a)	215	13
3.106% due 08/25/2044 ~(a)	89	5
3.134% due 08/25/2054 ~(a)	180	12
3.186% due 09/25/2045 ~(a)	117	8
3.194% due 08/25/2055 ~(a)	130	8
3.278% due 07/25/2045 ~(a)	454	34
3.284% due 01/01/2035 •	13	14
3.285% due 01/01/2035 •	18	19
3.308% due 08/01/2027 - 05/01/2035 •	76	79
3.326% due 01/01/2035 •	25	26
3.329% due 01/01/2035 •	14	15
3.348% due 02/01/2035 •	31	32
3.354% due 03/01/2035 •	5	5
3.383% due 02/01/2035 •	12	12
3.410% due 03/01/2035 •	3	3
3.416% due 04/01/2035 •	38	39
3.474% due 11/01/2034 •	6	6
3.475% due 12/01/2034 •	2	2
3.491% due 03/01/2035 •	10	10
3.500% due 03/25/2044 - 01/01/2057	2,071	2,263
3.500% due 04/25/2046 (a)	421	18
3.535% due 11/01/2048 •	1,273	1,317
3.545% due 12/01/2034 - 10/01/2035 •	26	26
3.575% due 02/01/2026	500	563

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

3.594% due 02/01/2035 •	11	11
3.624% due 04/01/2033 •	25	26
3.634% due 11/01/2035 •	24	24
3.640% due 02/01/2035 •	19	20
3.643% due 02/01/2035 •	20	21
3.675% due 09/01/2034 •	99	100
3.704% due 07/01/2035 •	11	12
3.710% due 09/01/2041 •	149	156
3.715% due 02/01/2035 •	9	9
3.719% due 10/01/2035 •	6	6
3.723% due 05/25/2035 ~	64	67
3.752% due 07/01/2035 •	31	33
3.780% due 01/01/2036 •	155	162
3.790% due 02/01/2042 •	86	90
3.809% due 05/01/2038 •	446	472
3.820% due 01/01/2029	500	588
3.885% due 12/01/2034 •	130	130
3.905% due 11/01/2035 •	9	9
3.929% due 10/01/2028 •	5	5
3.945% due 05/01/2035 •	63	66
3.987% due 09/01/2035 •	13	13
4.000% due 06/01/2033 - 11/25/2045	1,512	1,708
4.005% due 10/01/2032 •	109	110
4.144% due 10/01/2037 •	630	660
4.217% due 07/01/2035 •	44	47
4.500% due 09/01/2033 - 04/01/2059	2,745	3,171
5.416% due 06/25/2044 •(a)	735	104
5.723% due 06/25/2043 •	967	1,010
5.741% due 04/25/2043 - 06/25/2043 •	1,300	1,368
5.816% due 11/25/2049 •(a)	159	33
5.891% due 03/25/2043 •	245	254
6.401% due 11/25/2035 •(a)	1,028	187
6.500% due 09/25/2023 - 01/25/2032	47	53
6.500% due 04/25/2038 (a)	23	5
7.000% due 09/25/2023	4	4
7.750% due 08/25/2022	2	3
8.000% due 07/25/2034	315	404
8.001% due 07/25/2043 •	1,261	1,550
8.931% due 10/25/2045 •	203	261
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	1,705	1,487
0.435% due 05/15/2035 •	32	32
0.513% due 11/25/2021 •	68	68
0.533% due 09/25/2021 •	14	14
0.544% due 08/15/2040 - 10/15/2040 «•	4,000	3,980
0.635% due 12/15/2031 •	53	53
0.685% due 09/15/2030 - 06/15/2042 •	466	468
0.720% due 10/15/2037 - 04/15/2038 •	759	756
0.869% due 01/25/2023 ~(a)	20,833	320
1.091% due 11/25/2022 ~(a)	9,528	176
1.324% due 04/25/2021 ~(a)	5,819	35
2.414% due 11/15/2040 •	305	301
2.500% due 01/15/2045 - 09/01/2046	1,017	1,057
2.719% due 10/15/2037 ~(a)	38	2
2.891% due 02/25/2045 •	139	140
2.982% due 05/15/2037 ~(a)	37	2
2.998% due 10/15/2037 ~(a)	16	1
3.000% due 06/15/2037 - 08/01/2046	4,593	5,021
3.026% due 09/01/2035 •	93	93
3.254% due 10/15/2041 ~(a)	77	4
3.308% due 08/15/2041 ~(a)	32	2
3.332% due 03/15/2037 ~(a)	34	2
3.423% due 11/15/2038 ~(a)	101	6
3.466% due 02/15/2038 ~(a)	74	4
3.497% due 08/15/2036 ~(a)	69	4
3.500% due 12/15/2022 - 12/01/2048	1,086	1,175
3.500% due 01/15/2043 - 08/15/2045 (a)	1,036	105
3.516% due 11/15/2036 ~(a)	92	6
3.607% due 06/15/2038 ~(a)	70	5
3.625% due 03/01/2035 •	9	9
3.633% due 02/01/2035 •	2	2
3.727% due 01/01/2035 •	15	16
3.730% due 02/01/2028 •	14	14
3.750% due 04/01/2035 •	47	49
3.757% due 10/01/2039 •	434	459
3.759% due 02/01/2035 •	3	4
3.866% due 08/01/2036 •	14	15
3.900% due 03/01/2035 •	4	4
3.937% due 11/01/2028 - 01/01/2034 •	9	9
3.955% due 06/01/2035 •	21	22
3.957% due 02/01/2035 •	10	10
3.989% due 11/01/2036 •	118	124
4.000% due 03/15/2042 - 05/15/2048	4,278	4,820
4.000% due 09/15/2045 - 04/15/2046 (a)	1,800	282
4.039% due 11/01/2031 •	12	12
4.158% due 05/01/2032 •	12	12

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

4.197% due 08/01/2025 •	1	1
4.281% due 09/01/2034 •	246	258
4.500% due 04/01/2039 - 04/01/2044	569	635
5.000% due 09/01/2033 - 03/01/2049	2,967	3,373
5.500% due 04/01/2027 - 09/01/2039	1,501	1,741
5.500% due 10/15/2035 (a)	157	33
6.000% due 02/01/2024 - 05/01/2040	989	1,139
6.015% due 01/15/2043 •(a)	1,637	317
6.500% due 12/15/2023 - 03/15/2029	223	271
7.000% due 05/15/2037	467	630
8.000% due 06/15/2026	2	2
11.806% due 05/15/2035 •	137	198
15.309% due 05/15/2041 •	199	332
Ginnie Mae
0.000% due 12/20/2036 (b)(c)	198	183
0.445% due 08/16/2032 •	40	40
0.653% due 02/20/2068 •	69	69
0.733% due 05/20/2065 •	47	47
0.783% due 03/20/2061 •	40	40
0.943% due 01/20/2065 •	64	64
1.023% due 09/20/2063 •	755	759
1.053% due 09/20/2065 •	804	810
1.303% due 04/20/2063 - 08/20/2063 •	2,609	2,640
1.603% due 09/20/2063 •	650	660
2.000% due 03/20/2043	72	75
2.445% due 09/20/2045 ~(a)	221	8
2.526% due 06/20/2043 ~(a)	142	7
2.595% due 12/20/2045 ~(a)	182	7
2.604% due 11/20/2045 ~(a)	193	9
3.000% due 05/20/2039 (a)	174	6
3.000% due 02/15/2043 - 09/20/2047	2,548	2,744
3.125% (H15T1Y + 1.500%) due 12/20/2021 ~	1	1
3.155% due 06/20/2042 ~(a)	172	9
3.205% due 06/20/2042 ~(a)	159	8
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2026 ~	5	5
3.500% due 02/15/2042 - 03/20/2050	6,139	6,670
3.500% due 08/20/2042 (a)	377	45
3.500% due 03/20/2047 - 12/20/2049 (f)	2,553	2,771
4.000% due 03/15/2045 - 04/20/2048	3,956	4,262
4.000% due 06/20/2045 (a)	890	101
4.070% due 01/15/2050	1,216	1,229
4.500% due 07/15/2039 - 02/20/2049	2,928	3,214
5.000% due 11/20/2034 - 12/20/2048	2,697	3,004
5.000% due 08/20/2045 •	85	103
5.500% due 09/15/2033 - 12/15/2039	182	211
5.890% due 11/20/2045 •(a)	810	158
6.000% due 05/20/2042	60	68
6.500% due 07/15/2024 - 08/15/2038	320	373
8.931% due 09/20/2045 •	138	192
Ginnie Mae, TBA
3.000% due 07/01/2050 - 08/01/2050	16,950	17,918
3.500% due 08/01/2050	9,750	10,285
4.000% due 07/01/2050 - 08/01/2050	7,650	8,107
4.500% due 07/01/2050	1,050	1,121
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 09/01/2029	400	414
2.500% due 06/01/2028 - 12/01/2032	2,049	2,160
3.000% due 06/01/2027 - 06/01/2050	11,375	12,130
3.500% due 12/01/2033 - 03/01/2050	9,044	9,657
3.500% due 02/01/2046 (f)	2,736	3,004
4.000% due 07/01/2033 - 04/01/2048	14,798	16,291
4.000% due 07/01/2038 (f)	911	972
4.500% due 07/01/2039 - 04/01/2049	3,180	3,505
4.500% due 07/01/2048 (f)	694	746
5.000% due 06/01/2021 - 06/01/2023	67	73
5.500% due 08/01/2024 - 12/01/2048	769	868
6.000% due 03/01/2022 - 11/01/2040	1,044	1,212
6.500% due 11/01/2028 - 11/01/2037	591	685
7.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 08/01/2035	1,000	1,015
2.000% due 09/01/2050	2,500	2,546
2.500% due 07/01/2035 - 09/01/2050	19,850	20,644
3.000% due 07/01/2035 - 09/01/2050	8,245	8,657
3.500% due 07/01/2035 - 08/01/2050	18,100	19,036
4.000% due 07/01/2035 - 08/01/2050	10,450	11,073
4.500% due 07/01/2035 - 07/01/2050	1,800	1,912
5.000% due 07/01/2050	2,600	2,842
Total U.S. Government Agencies (Cost $240,667)		247,410
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
BAMLL Commercial Mortgage Securities Trust 1.385% due 03/15/2034 •	1,000	935
Banc of America Funding Trust
0.770% due 05/20/2035 ^•	35	31

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

4.185% due 01/20/2047 ^~	220	208
Banc of America Mortgage Trust 3.611% due 07/20/2032 ~	6	6
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.465% due 01/25/2035 •	17	16
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	1,078
Citigroup Mortgage Loan Trust 0.985% due 08/25/2035 ^•	421	379
Countrywide Alternative Loan Trust
0.390% due 07/20/2046 ^•	65	48
0.395% due 05/25/2035 •	309	279
0.435% due 09/25/2046 ^•	401	259
0.435% due 10/25/2046 ^•	64	45
0.470% due 09/20/2046 •	313	186
0.525% due 10/25/2046 ^•	337	230
Countrywide Home Loan Mortgage Pass-Through Trust
0.485% due 04/25/2046 ^•	1	0
0.508% due 03/25/2036 •	27	13
0.535% due 02/25/2036 ^•	8	2
0.765% due 04/25/2035 •	100	92
1.105% due 09/25/2034 •	106	75
2.762% due 04/25/2035 ~	386	330
3.601% due 06/19/2031 ~	29	28
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058	721	743
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.425% due 06/25/2037 •	35	37
GreenPoint Mortgage Funding Trust
0.385% due 10/25/2046 ^•	229	192
0.385% due 12/25/2046 ^•	284	249
0.455% due 04/25/2036 ^•	13	20
0.505% due 09/25/2046 ^•	352	235
0.525% due 10/25/2046 ^•	338	225
GSR Mortgage Loan Trust 0.445% due 08/25/2046 •	232	127
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •	738	595
0.570% due 07/21/2036 •	36	35
0.674% due 03/19/2036 ^•	32	29
HomeBanc Mortgage Trust 0.365% due 12/25/2036 •	59	57
IndyMac Mortgage Loan Trust
0.385% due 06/25/2046 •	86	73
0.385% due 11/25/2046 •	188	167
3.758% due 08/25/2036 ~	2,290	2,118
JPMorgan Chase Commercial Mortgage Securities Trust 1.055% due 01/16/2037 •	400	386
JPMorgan Mortgage Trust 1.085% due 11/25/2049 •	703	703
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	650	706
4.250% due 09/29/2046 «	1,146	1,267
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	720	758
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	372	375
Lehman XS Trust 0.505% due 11/25/2046 ^•	344	257
MASTR Adjustable Rate Mortgages Trust
0.785% due 05/25/2047 ^•	254	387
0.865% due 05/25/2047 ^•	279	279
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•	967	58
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.885% due 11/15/2031 •	41	41
Motel 6 Trust 1.105% due 08/15/2034 •	301	296
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	956	1,009
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,664	1,749
Residential Accredit Loans, Inc. Trust
0.385% due 12/25/2046 ^•	164	141
0.415% due 05/25/2037 ^•	25	18
0.455% due 05/25/2046 ^•	106	89
3.808% due 08/25/2035 ^~	178	97
Sequoia Mortgage Trust
0.544% due 10/19/2026 •	30	29
0.950% due 10/20/2027 •	4	4
Structured Asset Mortgage Investments Trust 0.854% due 09/19/2032 •	15	14
Thornburg Mortgage Securities Trust 4.085% due 10/25/2046 •	102	98
UBS-Barclays Commercial Mortgage Trust 1.255% due 04/10/2046 ~(a)	2,982	72

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.685% due 07/25/2044 •	79	76
0.885% due 12/25/2045 •	292	202
Washington Mutual Mortgage Pass-Through Certificates Trust
0.435% due 07/25/2046 ^•	1	1
2.224% due 12/25/2046 •	164	134
Total Non-Agency Mortgage-Backed Securities (Cost $17,663)		18,388
ASSET-BACKED SECURITIES 11.6%
ACE Securities Corp. Home Equity Loan Trust 0.325% due 07/25/2036 •	1,507	1,174
Aegis Asset-Backed Securities Trust 0.885% due 03/25/2035 •	700	680
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •	8	7
AMRESCO Residential Securities Corp. Mortgage Loan Trust 0.815% due 09/25/2028 •	74	74
Benefit Street Partners CLO Ltd. 2.385% due 01/20/2029 •	800	789
Centex Home Equity Loan Trust 0.485% due 01/25/2032 •	11	10
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •	26	26
Citigroup Mortgage Loan Trust 0.345% due 12/25/2036 •	793	530
Conseco Finance Home Equity Loan Trust 1.685% due 05/15/2032 •	111	111
Countrywide Asset-Backed Certificates
0.325% due 04/25/2047 •	166	160
0.365% due 06/25/2047 •	843	837
0.435% due 02/25/2036 •	680	605
0.435% due 03/25/2037 •	100	89
Crown Point CLO Ltd. 2.075% due 07/17/2028 •	2,998	2,955
EMC Mortgage Loan Trust 1.685% due 08/25/2040 •	51	49
Figueroa CLO Ltd. 2.119% due 01/15/2027 •	628	628
Fremont Home Loan Trust 0.320% due 10/25/2036 •	639	569
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •	1,200	1,182
GSAA Home Equity Trust 0.485% due 03/25/2037 •	236	132
GSAMP Trust
0.315% due 12/25/2046 •	527	312
0.325% due 12/25/2036 •	997	569
Home Equity Asset Trust 0.785% due 11/25/2032 •	3	2
HSI Asset Securitization Corp. Trust 0.325% due 01/25/2037 •	402	329
Jamestown CLO Ltd. 2.355% due 01/17/2027 •	1,039	1,031
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	285	288
3.750% due 04/25/2059 þ	744	763
Morgan Stanley ABS Capital, Inc. Trust
0.255% due 10/25/2036 •	518	298
0.315% due 01/25/2037 •	1,094	528
Morgan Stanley Mortgage Loan Trust 0.545% due 04/25/2037 •	640	303
Mountain View CLO Ltd. 2.266% due 10/16/2029 •	1,000	978
Option One Mortgage Loan Trust 0.325% due 01/25/2037 •	773	553
Residential Asset Securities Corp. Trust 0.435% due 11/25/2036 ^•	731	632
Saxon Asset Securities Trust 1.935% due 12/25/2037 •	215	195
Securitized Asset-Backed Receivables LLC Trust 0.615% due 01/25/2035 •	434	398
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	725	735
Structured Asset Investment Loan Trust 0.495% due 01/25/2036 •	1,136	1,008
Towd Point Mortgage Trust 1.185% due 05/25/2058 •	603	601
United National Home Loan Owner Trust 7.410% due 03/25/2025 ^þ	24	24
Utah State Board of Regents 0.918% due 01/25/2057 •	961	941

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Venture CLO Ltd. 1.401% due 08/28/2029 •	1,000	977
Total Asset-Backed Securities (Cost $21,970)		22,072
SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (e) 1.4%		2,621
U.S. TREASURY BILLS 0.1%
0.155% due 09/03/2020 (c)(d)(i)	281	281
Total Short-Term Instruments (Cost $2,902)		2,902
Total Investments in Securities (Cost $284,362)		291,896
	SHARES
INVESTMENTS IN AFFILIATES 4.1%
SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	792,963	7,818
Total Short-Term Instruments (Cost $7,813)		7,818
Total Investments in Affiliates (Cost $7,813)		7,818
Total Investments 157.8% (Cost $292,175)		$299,714
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $(1,038))		41
Other Assets and Liabilities, net (57.8)%		(109,831)
Net Assets 100.0%		$189,924

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Principal only security.
(c)									Zero coupon security.
(d)									Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020		$2,621	U.S. Treasury Notes 2.125% due 05/15/2022		$(2,673)	$2,621	$2,621
Total Repurchase Agreements								$(2,673)	$2,621	$2,621
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS				0.230%		06/11/2020	07/14/2020	$(11,320)		$(11,321)
Total Reverse Repurchase Agreements										$(11,321)
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.3)%
Ginnie Mae, TBA						4.500%	08/01/2050	$2,000	$(2,161)	$(2,190)
Uniform Mortgage-Backed Security, TBA						3.500	07/01/2035	3,200	(3,377)	(3,362)
Uniform Mortgage-Backed Security, TBA						5.500	07/01/2050	4,100	(4,519)	(4,513)
Total Short Sales (5.3)%									$(10,057)	$(10,065)
(f)									Securities with an aggregate market value of $11,717 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(13,841) at a weighted average interest rate of 0.638%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures				09/2020	50	$6,287		$14	$0	$(1)
U.S. Treasury 10-Year Ultra September Futures				09/2020	24	3,780		15	0	(6)
								$29	$0	$(7)

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	45	$(6,263)	$(16)		$7	$0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2020	8	(1,745)	14		8	0
							$(2)		$15	$0
Total Futures Contracts							$27		$15	$(7)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	08/07/2021	$3,000	$3	$88	$91	$0	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	08/07/2021	3,000	(6)	(96)	(102)	0	(1)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	2,900	(1)	(44)	(45)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	13,200	495	(1,195)	(700)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023	2,500	30	(249)	(219)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	1,750	(28)	(53)	(81)	1	0
Receive	3-Month USD-LIBOR	2.200	Semi-Annual	02/03/2026	12,000	46	(1,367)	(1,321)	7	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	5,200	(221)	(590)	(811)	4	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2026	1,600	(92)	(148)	(240)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	1,000	(48)	(7)	(55)	1	0
Pay	3-Month USD-LIBOR	2.894	Semi-Annual	06/04/2028	600	0	113	113	0	(1)
Pay	3-Month USD-LIBOR	2.900	Semi-Annual	06/29/2028	1,200	0	226	226	0	(2)
Pay	3-Month USD-LIBOR	2.916	Semi-Annual	07/02/2028	300	0	60	60	0	0
Pay	3-Month USD-LIBOR	2.915	Semi-Annual	07/09/2028	1,000	0	201	201	0	(2)
Pay	3-Month USD-LIBOR	2.920	Semi-Annual	07/16/2028	600	0	121	121	0	(1)
Pay	3-Month USD-LIBOR	3.228	Semi-Annual	10/25/2028	600	0	135	135	0	(1)
Pay	3-Month USD-LIBOR	3.177	Semi-Annual	11/01/2028	600	0	133	133	0	(1)
Pay	3-Month USD-LIBOR	3.270	Semi-Annual	11/08/2028	6,300	0	1,444	1,444	0	(10)
Pay	3-Month USD-LIBOR	3.142	Semi-Annual	11/20/2028	600	0	131	131	0	(1)
Pay	3-Month USD-LIBOR	3.113	Semi-Annual	11/21/2028	1,200	0	259	259	0	(2)
Pay	3-Month USD-LIBOR	3.100	Semi-Annual	12/17/2028	100	0	22	22	0	0
Pay	3-Month USD-LIBOR	3.120	Semi-Annual	12/17/2028	200	0	43	43	0	0
Pay	3-Month USD-LIBOR	2.697	Semi-Annual	01/04/2029	600	0	114	114	0	(1)
Receive	3-Month USD-LIBOR	1.727	Semi-Annual	11/08/2029	5,100	25	(561)	(536)	9	0
Pay	3-Month USD-LIBOR	1.796	Semi-Annual	11/08/2029	5,100	0	569	569	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,100	(4)	(140)	(144)	2	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	400	(13)	46	33	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029	7,100	(559)	(868)	(1,427)	14	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	2,900	(34)	(291)	(325)	5	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	1,600	(28)	(193)	(221)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	800	(1)	(109)	(110)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	9,600	(427)	(154)	(581)	20	0
Total Swap Agreements						$(863)	$(2,360)	$(3,223)	$71	$(33)
Cash of $2,243 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.500%	02/26/2021	1,900	$15	$4
CBK	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.823	07/07/2020	1,500	7	0
DUB	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.815	08/06/2020	1,900	10	5
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	1.500	02/26/2021	3,300	20	8
FAR	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.850	07/07/2020	3,600	11	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.815	08/06/2020	2,300	12	6
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.850	08/06/2020	3,600	24	7
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	0.873	08/06/2020	3,100	12	5

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.919	08/06/2020	1,600	13	2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	2,100	10	1
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.400	08/06/2020	2,400	11	3
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.813	08/06/2020	900	7	2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.016	08/06/2020	800	4	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.030	08/06/2020	2,500	13	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	02/26/2021	700	5	2
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.759	07/07/2020	2,500	12	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.774	07/07/2020	3,500	17	1
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.803	07/07/2020	3,400	17	0
Total Purchased Options	$220	$49
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	8,000	$(58)	$(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	2,500	(21)	(12)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	1,000	(8)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	1,000	(4)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	2,000	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,500	(6)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	1,000	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	1,500	(7)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	500	(2)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,500	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	4,000	(28)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	4,500	(29)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	3,000	(25)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	1,000	(7)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	4,500	(29)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	4,500	(30)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	3,500	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	2,000	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.813	07/07/2020	1,000	(8)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	103.813	07/07/2020	1,000	(5)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	2,000	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	3,000	(16)	(4)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	2,000	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	1,500	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.668	07/07/2020	2,000	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	2,800	(15)	0

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	1,500	(10)	(2)
Total Written Options	$(395)	$(67)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840%	Maturity	08/18/2020	$20,000	$0	$5	$5	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.840	Maturity	09/16/2020	10,000	0	3	3	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.780	Maturity	09/18/2020	10,000	0	6	6	0
$0	$14	$14	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	IOS.FN.650.67 Index	59,464	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2038	$386	$0	$(1)	$0	$(1)
SAL	Pay	IOS.FN.550.08 Index	3,750	0.191% (1-Month USD-LIBOR)	Monthly	01/12/2039	21	0	0	0	0
$0	$(1)	$0	$(1)
Total Swap Agreements	$0	$13	$14	$(1)
(i)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$365	$0	$365
Industrials	0	759	0	759
U.S. Government Agencies	0	243,430	3,980	247,410
Non-Agency Mortgage-Backed Securities	0	15,657	2,731	18,388
Asset-Backed Securities	0	22,072	0	22,072
Short-Term Instruments
Repurchase Agreements	0	2,621	0	2,621
U.S. Treasury Bills	0	281	0	281
$0	$285,185	$6,711	$291,896
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,818	$0	$0	$7,818
Total Investments	$7,818	$285,185	$6,711	$299,714
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,065)	$0	$(10,065)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	71	0	86
Over the counter	0	63	0	63
$15	$134	$0	$149
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(33)	0	(40)
Over the counter	0	(68)	0	(68)
$(7)	$(101)	$0	$(108)
Total Financial Derivative Instruments	$8	$33	$0	$41

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Totals				$7,826		$275,153		$6,711	$289,690

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$3,981	$0	$0	$0	$(1)	$0	$0	$3,980	$(1)
Non-Agency Mortgage-Backed Securities	2,801	0	(35)	(1)	(1)	(33)	0	0	2,731	(31)
Totals	$2,801	$3,981	$(35)	$(1)	$(1)	$(34)	$0	$0	$6,711	$(32)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies		$3,980	Proxy Pricing			Base Price			99.516	—
Non-Agency Mortgage-Backed Securities		2,731	Proxy Pricing			Base Price			105.375 - 110.375	108.502
Total		$6,711
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 13.8% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.6%
Barclays PLC 1.766% (US0003M + 1.380%) due 05/16/2024 ~	$200	$198
Deutsche Bank AG 1.599% (US0003M + 1.230%) due 02/27/2023 ~	100	96
JPMorgan Chase & Co. 0.918% (US0003M + 0.610%) due 06/18/2022 ~	100	100
Royal Bank of Scotland Group PLC 4.892% due 05/18/2029 •	200	236
Wells Fargo & Co. 2.393% due 06/02/2028 •	100	104
		734
INDUSTRIALS 0.1%
Woodside Finance Ltd. 4.600% due 05/10/2021	200	204
Total Corporate Bonds & Notes (Cost $912)		938
U.S. GOVERNMENT AGENCIES 3.3%
Uniform Mortgage-Backed Security
3.500% due 06/01/2049	499	524
4.000% due 05/01/2047 - 06/01/2048	64	67
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	100	102
2.500% due 09/01/2050	700	727
3.000% due 09/01/2050	2,100	2,204
3.500% due 08/01/2050	100	105
4.500% due 07/01/2050	400	430
Total U.S. Government Agencies (Cost $4,138)		4,159
U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
3.000% due 02/15/2048	300	411
3.000% due 02/15/2049 (j)	200	276
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	793	805
0.125% due 04/15/2022	316	321
1.000% due 02/15/2049	260	347
1.375% due 02/15/2044	110	150
2.000% due 01/15/2026	517	602
U.S. Treasury Notes
1.750% due 12/31/2024	50	53
2.625% due 02/15/2029	1,750	2,051
Total U.S. Treasury Obligations (Cost $4,358)		5,016
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Impac Secured Assets Trust 0.345% due 03/25/2037 ^•	78	74
MortgageIT Trust 0.705% due 12/25/2035 •	99	94
Residential Asset Securitization Trust 6.000% due 04/25/2036 ^	109	78
Residential Funding Mortgage Securities, Inc. Trust 4.315% due 04/25/2037 ~	85	75
Total Non-Agency Mortgage-Backed Securities (Cost $338)		321
ASSET-BACKED SECURITIES 0.4%
Aames Mortgage Investment Trust 0.665% due 04/25/2036 •	182	151
Bear Stearns Asset-Backed Securities Trust 1.235% due 08/25/2037 •	138	122
Countrywide Asset-Backed Certificates
0.335% due 05/25/2037 •	33	33
0.425% due 04/25/2037 •	106	83

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

GSAMP Trust 1.160% due 03/25/2035 ^•	108	96
Total Asset-Backed Securities (Cost $495)		485
SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
3.750% due 12/31/2038 ^(a)	150	60
5.875% due 01/11/2028 ^(a)	50	20
Saudi Government International Bond 4.000% due 04/17/2025	200	222
Total Sovereign Issues (Cost $352)		302
SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (g) 0.4%		511
SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.127% due 07/10/2020 - 08/12/2020 (c)(d)	$600	600
0.147% due 08/07/2020 (c)(d)	400	400
0.152% due 08/12/2020 (c)(d)	200	200
0.172% due 09/09/2020 (c)(d)	300	300
		1,500
U.S. TREASURY BILLS 3.4%
0.128% due 07/14/2020 - 09/24/2020 (b)(c)(j)	4,282	4,281
Total Short-Term Instruments (Cost $6,292)		6,292
Total Investments in Securities (Cost $16,885)		17,513
	SHARES
INVESTMENTS IN AFFILIATES 88.0%
MUTUAL FUNDS (f) 76.5%
PIMCO CommoditiesPLUS® Strategy Fund	1,326,745	5,254
PIMCO Credit Opportunities Bond Fund	2,151,066	20,629
PIMCO Dynamic Bond Fund	1,585,219	16,756
PIMCO Mortgage Opportunities and Bond Fund	2,330,793	25,149
PIMCO Preferred and Capital Securities Fund	178,127	1,808
PIMCO RAE Worldwide Long/Short PLUS Fund	1,000,653	8,025
PIMCO RealEstateRealReturn Strategy Fund	476,639	3,580
PIMCO TRENDS Managed Futures Strategy Fund	1,594,329	15,927
Total Mutual Funds (Cost $99,501)		97,128
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio III	1,484,143	14,632
Total Short-Term Instruments (Cost $14,649)		14,632
Total Investments in Affiliates (Cost $114,150)		111,760
Total Investments 101.8% (Cost $131,035)		$129,273
Financial Derivative Instruments (h)(i) (0.4)%(Cost or Premiums, net $(8))		(532)
Other Assets and Liabilities, net (1.4)%		(1,743)
Net Assets 100.0%		$126,998

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$511	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(521)	$511	$511
Total Repurchase Agreements	$(521)	$511	$511
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$100	$(106)	$(106)
Sovereign Issues (0.2)%
Canada Government International Bond	2.750%	12/01/2048	CAD	200	(206)	(213)
Total Short Sales (0.3)%	$(312)	$(319)
(1)	Payable for short sales includes $1 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2020 Futures	$108.000	07/24/2020	24	$	24	$0	$0
Total Purchased Options	$0	$0
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro Stoxx 50 DVD Active Contract December Futures	12/2020	65	$624	$(278)	$4	$0
Euro-Bund 10-Year Bond September Futures	09/2020	1	198	2	0	0
U.S. Treasury 10-Year Note September Futures	09/2020	23	3,201	4	0	(4)
$(272)	$4	$(4)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 2-Year Note September Futures				09/2020	9		$(1,987)	$0		$0	$0
U.S. Treasury 5-Year Note September Futures				09/2020	15		(1,886)	(2)		1	0
U.S. Treasury 30-Year Bond September Futures				09/2020	19		(3,393)	(15)		9	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2020	1		(218)	(2)		1	0
								$(19)		$11	$0
Total Futures Contracts								$(291)		$15	$(4)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	5.000%		Quarterly	06/20/2025		$475	$(19)	$16	$(3)	$4	$0
CDX.IG-34 5-Year Index	1.000		Quarterly	06/20/2025		200	(3)	5	2	0	0
							$(22)	$21	$(1)	$4	$0
INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	1-Day INR-MIBOR Compounded-OIS	3.965%	Semi-Annual	09/16/2025	INR	55,900	$0	$4	$4	$0	$0
Pay(4)	1-Day INR-MIBOR Compounded-OIS	4.110	Semi-Annual	09/16/2025		35,400	0	1	1	0	0
Receive	1-Year BRL-CDI	5.657	Maturity	01/02/2023	BRL	3,300	0	(28)	(28)	0	(1)
Pay	1-Year BRL-CDI	5.875	Maturity	01/02/2023		2,100	0	20	20	0	0
Pay	1-Year BRL-CDI	6.280	Maturity	01/02/2023		1,900	0	22	22	0	0
Pay	1-Year BRL-CDI	6.335	Maturity	01/02/2023		2,500	0	30	30	1	0
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023		6,000	4	128	132	1	0
Receive	1-Year BRL-CDI	9.835	Maturity	01/02/2023		1,900	(54)	(14)	(68)	0	0
Receive	1-Year BRL-CDI	5.580	Maturity	01/02/2025		2,400	0	(1)	(1)	0	(1)
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		500	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	6.238	Maturity	01/02/2025		1,200	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	6.305	Maturity	01/02/2025		3,000	0	16	16	2	0
Pay	1-Year BRL-CDI	6.335	Maturity	01/02/2025		2,300	0	13	13	1	0
Receive	1-Year BRL-CDI	6.912	Maturity	01/02/2025		1,100	0	(11)	(11)	0	(1)
Receive(4)	3-Month CAD-Bank Bill	1.250	Semi-Annual	12/16/2022	CAD	900	(8)	(1)	(9)	0	0
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		2,400	77	0	77	0	(1)
Pay(4)	3-Month CAD-Bank Bill	1.250	Semi-Annual	12/16/2025		7,200	112	4	116	0	(6)
Receive(4)	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/16/2030		1,600	(47)	(3)	(50)	3	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		200	49	1	50	0	(1)
Pay(4)	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2050		400	23	4	27	0	(2)
Pay(4)	3-Month CNY-CNREPOFIX	1.950	Quarterly	09/16/2025	CNY	1,500	0	(4)	(4)	0	0
Receive(4)	3-Month CNY-CNREPOFIX	2.295	Quarterly	09/16/2025		20,600	0	9	9	2	0
Pay	3-Month COP-IBR Compounded-OIS	4.865	Quarterly	12/19/2024	COP	909,400	0	19	19	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.870	Quarterly	12/19/2024		1,491,100	1	30	31	0	0
Pay	3-Month COP-IBR Compounded-OIS	4.850	Quarterly	01/08/2025		220,100	0	5	5	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.585	Quarterly	02/21/2025		2,365,100	0	(42)	(42)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.710	Quarterly	04/02/2025		1,036,800	0	(20)	(20)	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.950	Quarterly	04/06/2025		984,300	0	(22)	(22)	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.353	Quarterly	05/21/2025		701,300	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.235	Quarterly	05/22/2025		459,300	0	0	0	0	0

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	3.250	Quarterly	05/26/2025		1,378,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.510	Quarterly	06/19/2025		1,447,800	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.455	Quarterly	06/23/2025		242,300	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	3.460	Quarterly	06/23/2025		260,500	0	1	1	0	0
Pay(4)	3-Month KRW-KORIBOR	0.868	Quarterly	09/16/2025	KRW	171,300	0	0	0	0	0
Pay(4)	3-Month KRW-KORIBOR	0.880	Quarterly	09/16/2025		265,600	0	0	0	0	0
Pay(4)	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		$12,200	121	12	133	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		11,330	(504)	(20)	(524)	5	0
Receive(4)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		1,600	(44)	(7)	(51)	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		2,900	153	6	159	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	(285)	(2)	(287)	3	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		4,500	262	10	272	0	(9)
Pay(4)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		700	15	7	22	0	(2)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		200	19	13	32	0	(2)
Pay	3-Month ZAR-JIBAR	7.045	Quarterly	06/18/2024	ZAR	20,600	0	107	107	0	(1)
Receive	3-Month ZAR-JIBAR	6.930	Quarterly	06/19/2024		15,300	0	(76)	(76)	0	0
Pay	3-Month ZAR-JIBAR	7.060	Quarterly	11/18/2024		18,400	0	97	97	0	(1)
Pay	3-Month ZAR-JIBAR	7.065	Quarterly	11/18/2024		13,600	1	71	72	0	(1)
Pay	3-Month ZAR-JIBAR	7.025	Quarterly	11/19/2024		5,900	0	31	31	0	0
Pay	3-Month ZAR-JIBAR	6.953	Quarterly	12/18/2024		8,500	0	42	42	0	0
Receive	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025		17,300	0	(84)	(84)	1	0
Pay	3-Month ZAR-JIBAR	6.610	Quarterly	02/19/2025		5,900	0	24	24	0	0
Pay	3-Month ZAR-JIBAR	7.110	Quarterly	04/07/2025		9,500	0	51	51	0	(1)
Receive	3-Month ZAR-JIBAR	6.370	Quarterly	04/17/2025		8,400	0	(29)	(29)	1	0
Receive	3-Month ZAR-JIBAR	5.240	Quarterly	05/19/2025		8,700	0	(4)	(4)	1	0
Receive	6-Month AUD-BBR-BBSW	1.000	Semi-Annual	06/17/2025	AUD	5,900	(101)	(18)	(119)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		11,300	146	166	312	11	0
Pay	6-Month CLP-CHILIBOR	2.340	Semi-Annual	01/22/2025	CLP	932,500	0	73	73	0	(1)
Pay	6-Month CLP-CHILIBOR	2.570	Semi-Annual	12/19/2026		442,300	0	37	37	0	(1)
Pay	6-Month CLP-CHILIBOR	2.750	Semi-Annual	02/21/2027		92,000	0	9	9	0	0
Receive	6-Month CLP-CHILIBOR	2.347	Semi-Annual	03/31/2027		93,600	0	(6)	(6)	0	0
Receive	6-Month CLP-CHILIBOR	1.670	Semi-Annual	05/22/2027		338,600	0	(1)	(1)	1	0
Receive	6-Month CLP-CHILIBOR	1.920	Semi-Annual	06/19/2027		229,600	0	(6)	(6)	1	0
Receive	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024	CZK	41,800	19	(101)	(82)	0	(2)
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		11,400	(7)	(23)	(30)	0	(1)
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		14,400	(1)	(44)	(45)	0	(1)
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		29,100	(17)	103	86	2	0
Pay	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		2,200	0	6	6	0	0
Receive	6-Month CZK-PRIBOR	0.730	Annual	04/03/2025		2,900	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	0.690	Annual	04/21/2025		9,200	0	3	3	1	0
Pay	6-Month CZK-PRIBOR	0.475	Annual	05/21/2025		17,600	0	0	0	1	0
Receive	6-Month CZK-PRIBOR	0.649	Annual	06/19/2025		4,600	0	(2)	(2)	0	0
Receive(4)	6-Month EUR-EURIBOR	0.500	Annual	12/16/2022	EUR	5,100	16	(7)	9	0	(1)
Receive(4)	6-Month EUR-EURIBOR	0.250	Annual	12/16/2025		1,400	(4)	(5)	(9)	0	(1)
Pay(4)	6-Month EUR-EURIBOR	0.250	Annual	12/16/2030		800	(11)	4	(7)	2	0
Pay	6-Month EUR-EURIBOR	0.205	Semi-Annual	08/31/2050		20	0	0	0	0	0
Receive(4)	6-Month EUR-EURIBOR	0.250	Annual	12/16/2050		900	(55)	(21)	(76)	2	0
Receive(4)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2030	GBP	8,300	(81)	(64)	(145)	0	(23)
Pay(4)	6-Month GBP-LIBOR	0.250	Semi-Annual	12/16/2022		5,600	5	9	14	4	0
Receive(4)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025		200	(2)	(1)	(3)	0	0
Receive(4)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045		100	(7)	0	(7)	0	0
Receive(4)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045		1,000	(73)	(3)	(76)	0	(1)
Pay(4)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		900	20	11	31	5	0
Pay(4)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055		100	7	0	7	0	0
Pay(4)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055		1,100	85	1	86	0	0
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024	HUF	472,300	(14)	60	46	0	(4)
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		190,200	(2)	4	2	0	(2)
Pay	6-Month HUF-BBR	0.810	Annual	11/11/2024		128,800	1	1	2	0	(1)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	6-Month HUF-BBR	0.790	Annual	12/19/2024		326,500	0	(6)	(6)	3	0
Receive	6-Month HUF-BBR	1.050	Annual	12/19/2024		284,300	3	(19)	(16)	3	0
Receive	6-Month HUF-BBR	1.441	Annual	02/21/2025		203,200	0	(22)	(22)	2	0
Receive	6-Month HUF-BBR	1.120	Annual	04/03/2025		58,400	0	(4)	(4)	1	0
Receive	6-Month HUF-BBR	1.460	Annual	04/09/2025		122,100	0	(13)	(13)	1	0
Receive	6-Month HUF-BBR	1.650	Annual	04/14/2025		122,100	0	(16)	(16)	1	0
Receive	6-Month HUF-BBR	1.295	Annual	04/21/2025		72,800	0	(6)	(6)	1	0
Receive	6-Month HUF-BBR	1.335	Annual	04/22/2025		35,200	0	(3)	(3)	0	0
Receive	6-Month HUF-BBR	1.340	Annual	04/23/2025		79,000	0	(7)	(7)	1	0
Receive	6-Month HUF-BBR	1.025	Annual	05/21/2025		114,900	0	(4)	(4)	1	0
Receive	6-Month HUF-BBR	0.995	Annual	06/19/2025		74,000	0	(2)	(2)	1	0
Receive(4)	6-Month JPY-LIBOR	0.250	Semi-Annual	12/16/2025	JPY	1,030,000	103	3	106	4	0
Receive(4)	6-Month JPY-LIBOR	0.000	Semi-Annual	12/16/2030		570,000	34	(5)	29	7	0
Pay	6-Month PLN-WIBOR	2.250	Annual	03/20/2024	PLN	1,800	5	26	31	0	0
Receive	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		1,600	(4)	(21)	(25)	0	0
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		5,000	0	(77)	(77)	0	0
Pay	6-Month PLN-WIBOR	1.933	Annual	01/17/2025		3,500	(5)	62	57	0	0
Pay	6-Month PLN-WIBOR	1.813	Annual	02/21/2025		1,300	0	19	19	0	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/31/2025		400	0	(1)	(1)	0	0
Receive	6-Month PLN-WIBOR	0.858	Annual	04/01/2025		600	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	0.855	Annual	04/03/2025		1,000	0	(3)	(3)	0	0
Receive	6-Month PLN-WIBOR	0.830	Annual	04/07/2025		800	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	0.739	Annual	04/09/2025		1,000	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	0.575	Annual	04/21/2025		200	0	0	0	0	0
Receive	6-Month PLN-WIBOR	0.588	Annual	04/21/2025		1,300	0	(1)	(1)	0	0
Receive	6-Month PLN-WIBOR	0.598	Annual	04/22/2025		2,300	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		4,300	0	(5)	(5)	0	0
Pay	6-Month PLN-WIBOR	0.603	Annual	06/19/2025		1,400	0	1	1	0	0
Pay	6-Month PLN-WIBOR	0.570	Annual	06/22/2025		3,600	1	1	2	0	0
Pay	6-Month SGD-SOR	1.475	Semi-Annual	12/18/2024	SGD	300	0	9	9	0	0
Pay	6-Month SGD-SOR	1.488	Semi-Annual	03/18/2025		2,000	0	68	68	3	0
Receive	6-Month SGD-SOR	0.870	Semi-Annual	06/17/2025		800	0	(10)	(10)	0	(1)
Pay	6-Month SGD-SOR	0.880	Semi-Annual	06/17/2025		700	0	9	9	1	0
Receive(4)	6-Month SGD-SOR	0.513	Semi-Annual	09/16/2025		500	0	1	1	0	(1)
Pay(4)	6-Month SGD-SOR	0.645	Semi-Annual	09/16/2025		1,900	0	6	6	3	0
Receive	28-Day MXN-TIIE	8.038	Lunar	02/29/2024	MXN	36,200	(17)	(169)	(186)	0	(2)
Receive	28-Day MXN-TIIE	6.785	Lunar	09/11/2024		11,300	0	(40)	(40)	0	(1)
Receive	28-Day MXN-TIIE	6.555	Lunar	11/13/2024		9,400	0	(30)	(30)	0	(1)
Pay	28-Day MXN-TIIE	6.450	Lunar	12/11/2024		14,000	0	43	43	1	0
Pay	28-Day MXN-TIIE	6.590	Lunar	01/13/2025		29,600	0	99	99	2	0
Pay	28-Day MXN-TIIE	6.373	Lunar	02/13/2025		6,000	0	18	18	1	0
Pay	28-Day MXN-TIIE	6.405	Lunar	02/13/2025		4,600	0	14	14	0	0
Pay	28-Day MXN-TIIE	6.435	Lunar	02/13/2025		4,700	0	15	15	0	0
Pay	28-Day MXN-TIIE	6.398	Lunar	02/14/2025		11,900	0	36	36	1	0
Pay	28-Day MXN-TIIE	6.405	Lunar	02/14/2025		9,400	0	29	29	1	0
Receive	28-Day MXN-TIIE	5.130	Lunar	05/14/2025		8,400	0	(5)	(5)	0	(1)
Pay	28-Day MXN-TIIE	5.120	Lunar	06/12/2025		3,900	0	2	2	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	50	(9)	1	(8)	0	0
Receive	CPURNSA	2.395	Maturity	06/07/2033		$210	(19)	(12)	(31)	1	0
Pay	CPURNSA	2.296	Maturity	11/05/2033		530	44	24	68	0	(2)
Receive	CPURNSA	2.116	Maturity	02/19/2034		1,200	0	(111)	(111)	4	0
Pay	CPURNSA	2.218	Maturity	03/05/2034		60	0	7	7	0	0
Pay	CPURNSA	2.219	Maturity	03/05/2034		170	8	11	19	0	(1)
Receive	CPURNSA	2.206	Maturity	05/03/2034		400	0	(43)	(43)	1	0
Pay	CPURNSA	1.873	Maturity	02/05/2035		160	0	8	8	0	0
Receive	CPURNSA	1.718	Maturity	03/03/2035		200	0	(5)	(5)	1	0
Pay	CPURNSA	1.528	Maturity	03/30/2035		200	0	(1)	(1)	0	(1)
Receive	CPURNSA	1.562	Maturity	06/02/2035		80	0	1	1	0	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	200	10	2	12	0	(1)
Pay	UKRPI	3.593	Maturity	11/15/2028		100	7	1	8	0	(1)
Pay	UKRPI	3.595	Maturity	11/15/2028		200	13	3	16	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030		300	7	4	11	0	(2)
Receive	UKRPI	3.560	Maturity	11/15/2033		290	2	(32)	(30)	3	0
Pay	UKRPI	3.531	Maturity	02/15/2034		600	0	55	55	0	(6)
Pay	UKRPI	3.540	Maturity	03/15/2034		60	3	2	5	0	(1)
Pay	UKRPI	3.611	Maturity	05/15/2034		200	0	21	21	0	(2)
Pay	UKRPI	3.288	Maturity	02/15/2035		200	0	1	1	0	(2)
Receive	UKRPI	3.350	Maturity	02/15/2035		90	0	(2)	(2)	1	0
Receive	UKRPI	3.220	Maturity	03/15/2035		100	0	1	1	1	0
							$5	$513	$518	$105	$(102)
Total Swap Agreements							$(17)	$534	$517	$109	$(102)
Cash of $1,246 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

(5)						Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020		$5	HUF	1,664	$0	$0
	07/2020		4	RUB	278	0	0
	07/2020		199	TRY	1,354	0	(2)
	07/2020		147	ZAR	2,779	12	0
	08/2020	CAD	1,802		$1,281	0	(47)
	08/2020	CZK	100		4	0	0
	08/2020	JPY	110,900		1,014	0	(13)
	08/2020	NZD	1,610		961	0	(78)
	08/2020		$21	EUR	19	0	0
	09/2020	CZK	2,458		$100	0	(4)
	09/2020	ILS	122		36	0	0
	09/2020	INR	3,649		48	0	0
	09/2020	MXN	3,452		150	1	0
	09/2020	NOK	972		100	0	(1)
	09/2020	RUB	10,547		150	3	0
	09/2020	TWD	2,072		71	0	0
	09/2020		$100	CLP	81,890	0	0
	09/2020		167	CNH	1,199	2	0
	09/2020		50	EUR	45	0	0
	09/2020		150	KRW	181,450	2	0
	09/2020		50	RUB	3,514	0	(1)
	09/2020		7	TWD	195	0	0
BPS	07/2020	BRL	1,433		$264	1	(1)
	07/2020	RUB	1,135		16	1	0
	07/2020	TWD	4,240		144	0	(1)
	07/2020		$265	BRL	1,433	1	(3)
	07/2020		80	EUR	72	1	0
	07/2020		14	GBP	11	0	0
	07/2020		4	HUF	1,116	0	0
	07/2020		21	TRY	146	0	0
	07/2020	ZAR	1,024		$55	0	(4)
	08/2020	CZK	71		3	0	0
	09/2020	CAD	136		100	0	0
	09/2020	CLP	40,598		50	1	0
	09/2020	EUR	134		150	0	(1)
	09/2020	INR	23,062		300	0	(3)
	09/2020	PHP	26,069		509	0	(13)
	09/2020	SGD	71		50	0	(1)
	09/2020	THB	1,579		50	0	(1)
	09/2020	TWD	3,470		119	0	0
	09/2020		$50	AUD	75	2	0
	09/2020		100	INR	7,721	1	0
	09/2020		100	JPY	10,755	0	0
	09/2020		199	KRW	243,555	4	0
	09/2020		50	NZD	82	3	0
	09/2020	ZAR	880		$50	0	0
BRC	07/2020	MXN	2,614		117	4	0
	07/2020		$16	MXN	366	0	0
	07/2020	ZAR	975		$56	0	0
	08/2020	GBP	149		184	1	(1)
	08/2020		$173	GBP	140	1	(1)
	09/2020	MYR	438		$100	0	(2)
	09/2020	NZD	78		50	0	0
	09/2020		$50	CHF	48	1	0
	09/2020		50	MYR	214	0	0
	09/2020	ZAR	870		$50	0	0
	12/2020		$115	MXN	2,614	0	(3)
CBK	07/2020	HUF	11,198		$35	0	(1)
	07/2020	PEN	663		191	4	0
	07/2020		$111	COP	400,487	0	(5)
	07/2020		7	HUF	2,164	0	0
	07/2020		105	MXN	2,614	9	0
	07/2020		382	PEN	1,337	0	(5)
	07/2020		173	ZAR	3,200	12	0
	07/2020	ZAR	3,918		$211	1	(15)
	08/2020	JPY	900		8	0	0
	08/2020	PEN	1,992		577	15	0
	08/2020		$37	AUD	54	0	0
	08/2020		299	CHF	287	5	0
	08/2020		1,578	JPY	168,700	0	(15)
	08/2020		327	NZD	501	0	(4)
	08/2020		1,183	SEK	11,670	70	0
	09/2020	AUD	72		$50	0	0
	09/2020	CHF	47		50	0	0
	09/2020	COP	379,448		100	0	(1)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

	09/2020	CZK	1,189		50	0	0
	09/2020	GBP	40		50	0	0
	09/2020	IDR	753,590		50	0	(1)
	09/2020	INR	7,667		100	0	(1)
	09/2020	KRW	796,229		646	0	(18)
	09/2020	PEN	347		100	2	0
	09/2020	PLN	805		200	0	(4)
	09/2020	SGD	71		50	0	(1)
	09/2020		$100	BRL	557	2	0
	09/2020		100	COP	373,120	0	(1)
	09/2020		50	EUR	44	0	0
	09/2020		432	MXN	9,578	0	(19)
	09/2020		98	PEN	334	0	(4)
	09/2020		66	PLN	261	0	0
DUB	07/2020	BRL	1,911		$359	8	(1)
	07/2020		$352	BRL	1,911	2	(3)
	08/2020	BRL	455		$86	3	0
	08/2020		$276	BRL	1,456	0	(8)
GLM	07/2020		29	MXN	719	2	0
	07/2020		11	RUB	832	1	0
	07/2020		45	ZAR	826	3	0
	08/2020	GBP	169		$208	0	(2)
	08/2020	NOK	5,935		640	24	0
	08/2020		$22	EUR	20	0	0
	09/2020	AUD	76		$50	0	(3)
	09/2020	CAD	70		50	0	(1)
	09/2020	PEN	515		150	5	0
	09/2020	SGD	70		50	0	0
	09/2020		$100	CAD	136	0	0
	09/2020		50	ILS	175	1	0
	09/2020		719	INR	55,252	7	0
	09/2020		361	MYR	1,567	3	0
	09/2020		102	PHP	5,227	3	0
	09/2020		46	SGD	65	1	0
HUS	07/2020	BRL	478		$87	0	(1)
	07/2020	CAD	326		241	1	0
	07/2020	GBP	30		37	0	0
	07/2020		$89	BRL	478	0	(1)
	07/2020		238	CAD	323	0	0
	07/2020		17	EUR	15	0	0
	07/2020		144	TWD	4,240	1	0
	07/2020		67	ZAR	1,247	5	0
	08/2020	CAD	37		$27	0	0
	08/2020		$846	AUD	1,212	0	(10)
	08/2020		457	EUR	404	0	(3)
	08/2020		15	GBP	12	0	0
	09/2020	CAD	68		$50	0	0
	09/2020	CNY	1,204		168	0	(2)
	09/2020	INR	57,124		750	1	(2)
	09/2020	KRW	59,846		50	0	0
	09/2020	PHP	2,510		50	0	0
	09/2020	PLN	68		17	0	0
	09/2020	RUB	6,316		88	0	0
	09/2020	THB	6,279		200	0	(3)
	09/2020	TWD	4,240		145	0	(1)
	09/2020		$100	COP	376,300	0	0
	09/2020		4	PLN	14	0	0
JPM	07/2020	CAD	281		$208	1	0
	07/2020		$12	EUR	11	0	0
	07/2020		176	TRY	1,199	0	(1)
	07/2020		171	ZAR	3,154	10	0
	08/2020	CAD	90		$67	0	0
	08/2020	CHF	1,396		1,436	0	(39)
	08/2020	NOK	80		8	0	(1)
	08/2020		$14	AUD	20	0	0
	08/2020		308	CAD	413	0	(4)
	09/2020	AUD	455		$300	0	(14)
	09/2020	CLP	40,090		50	1	0
	09/2020	INR	30,750		402	0	(2)
	09/2020	MXN	277		12	0	0
	09/2020	PHP	7,611		150	0	(2)
	09/2020	PLN	60		15	0	0
	09/2020		$100	COP	375,400	0	(1)
	09/2020		200	GBP	163	1	0
	09/2020		400	JPY	43,061	0	(1)
	09/2020		50	PHP	2,520	0	0
MYI	07/2020		208	CAD	284	1	0
	07/2020		19	ZAR	323	0	0
	07/2020	ZAR	1,753		$91	0	(10)
	08/2020	CAD	284		208	0	(1)
	09/2020	AUD	454		300	0	(13)
	09/2020	BRL	281		50	0	(2)
	09/2020	CHF	96		100	0	(2)
	09/2020	EUR	92		100	0	(3)
	09/2020	GBP	80		100	1	0
	09/2020	IDR	1,031,766		68	0	(2)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

09/2020	MXN	2,255	100	3	0
09/2020	NZD	165	100	0	(7)
09/2020	PLN	87	22	0	0
09/2020	$100	CHF	97	2	0
09/2020	100	GBP	80	0	(1)
09/2020	600	JPY	63,955	0	(7)
09/2020	189	SGD	262	0	(1)
RBC	07/2020	PEN	345	$101	4	0
08/2020	SEK	2,995	326	4	0
09/2020	$144	SGD	200	0	0
SCX	07/2020	BRL	456	EUR	77	2	0
07/2020	CLP	310,588	$398	20	0
07/2020	EUR	77	BRL	457	0	(3)
07/2020	HUF	18,850	$61	1	0
08/2020	EUR	77	BRL	457	0	(2)
08/2020	$40	AUD	57	0	(1)
08/2020	29	CAD	39	0	0
08/2020	13	GBP	10	0	0
09/2020	INR	2,855	$37	0	0
09/2020	$50	PEN	176	0	0
SOG	07/2020	40	ZAR	747	3	0
09/2020	CHF	48	$50	0	(1)
09/2020	GBP	40	50	0	0
09/2020	INR	3,808	50	0	0
09/2020	SEK	466	50	0	0
09/2020	$14	SGD	20	0	0
SSB	07/2020	MXN	714	$29	0	(2)
09/2020	$471	IDR	7,127,100	12	0
09/2020	50	INR	3,850	1	0
09/2020	50	ZAR	878	0	0
UAG	08/2020	AUD	1,482	$961	0	(62)
08/2020	EUR	1,409	1,531	0	(54)
08/2020	$17	CAD	24	1	0
09/2020	3	PLN	11	0	0
Total Forward Foreign Currency Contracts	$301	$(556)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
HUS	Call - OTC EUR versus USD	$1.300	08/14/2020	1,000	$0	$0
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	8,500	$21	$30
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	4,300	16	100
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	9,300	37	212
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	2,200	18	182
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	2,300	13	162
$105	$686
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	$62.000	08/06/2020	2,100	$0	$0
Total Purchased Options	$105	$686
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	600	$(7)	$(16)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	1,100	(14)	(26)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	1,200	(18)	(192)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.094	03/12/2021		1,200	(13)		(165)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.453	07/19/2021		1,400	(16)		(107)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	1.494	08/02/2021		3,000	(37)		(241)
Total Written Options									$(105)		$(747)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Day INR-MIBOR Compounded-OIS	5.410%	Semi-Annual	12/18/2024	INR	49,000	$0	$38	$38	$0
	Pay	1-Day INR-MIBOR Compounded-OIS	5.545	Semi-Annual	01/20/2025		40,000	0	36	36	0
	Receive	3-Month CNY-CNREPOFIX	2.580	Quarterly	02/20/2025	CNY	3,800	0	(7)	0	(7)
	Pay	3-Month CNY-CNREPOFIX	2.330	Quarterly	06/18/2025		4,200	0	0	0	0
	Pay	3-Month ILS-TELBOR	0.450	Annual	09/19/2024	ILS	1,900	0	9	9	0
	Receive	3-Month ILS-TELBOR	0.433	Annual	01/22/2025		1,800	0	(7)	0	(7)
	Receive	3-Month ILS-TELBOR	0.420	Annual	01/23/2025		1,800	0	(7)	0	(7)
	Receive	3-Month ILS-TELBOR	0.425	Annual	01/23/2025		1,100	0	(4)	0	(4)
	Receive	3-Month ILS-TELBOR	0.293	Annual	02/25/2025		400	0	(1)	0	(1)
	Pay	3-Month ILS-TELBOR	0.515	Annual	04/03/2025		1,100	0	5	5	0
	Pay	3-Month ILS-TELBOR	0.510	Annual	04/07/2025		400	0	2	2	0
	Pay	3-Month ILS-TELBOR	0.320	Annual	04/21/2025		2,200	0	4	4	0
	Receive	3-Month ILS-TELBOR	0.300	Annual	05/21/2025		1,500	0	(2)	0	(2)
	Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/18/2025	KRW	698,500	0	3	3	0
	Receive	3-Month MYR-KLIBOR	3.258	Quarterly	01/17/2025	MYR	1,900	0	(23)	0	(23)
	Pay	3-Month MYR-KLIBOR	2.215	Quarterly	06/17/2025		1,400	0	2	2	0
	Pay	3-Month MYR-KLIBOR	2.295	Quarterly	06/17/2025		1,100	0	3	3	0
	Pay(2)	3-Month MYR-KLIBOR	2.053	Quarterly	09/17/2025		2,600	0	(1)	0	(1)
	Pay(2)	3-Month MYR-KLIBOR	2.174	Quarterly	09/17/2025		1,400	0	1	1	0
	Pay(2)	3-Month MYR-KLIBOR	2.194	Quarterly	09/17/2025		2,800	0	3	3	0
	Pay	6-Month THB-THBFIX	0.885	Semi-Annual	06/17/2025	THB	8,500	0	2	2	0
BPS	Pay	3-Month CNY-CNREPOFIX	3.028	Quarterly	12/18/2024	CNY	3,700	0	16	16	0
	Pay	3-Month CNY-CNREPOFIX	1.890	Quarterly	04/20/2025		1,800	0	(5)	0	(5)
	Receive	3-Month ILS-TELBOR	0.365	Annual	12/20/2024	ILS	1,200	0	(4)	0	(4)
	Pay	3-Month ILS-TELBOR	0.542	Annual	03/31/2025		800	0	4	4	0
	Receive	3-Month KRW-KORIBOR	0.985	Quarterly	04/20/2025	KRW	740,500	0	(4)	0	(4)
	Receive	3-Month MYR-KLIBOR	2.450	Quarterly	06/17/2025	MYR	1,100	0	(4)	0	(4)
	Receive	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	14,900	(3)	(2)	0	(5)
	Pay	6-Month THB-THBFIX	0.890	Semi-Annual	06/17/2025		8,500	0	2	2	0
	Pay	6-Month THB-THBFIX	0.900	Semi-Annual	06/17/2025		8,500	0	2	2	0
CBK	Pay	1-Day INR-MIBOR Compounded-OIS	4.740	Semi-Annual	04/07/2025	INR	45,100	0	19	19	0
	Pay	3-Month CNY-CNREPOFIX	2.930	Quarterly	01/20/2025	CNY	3,200	0	13	13	0
	Receive	3-Month ILS-TELBOR	0.367	Annual	12/20/2024	ILS	1,400	0	(4)	0	(4)
	Receive	3-Month ILS-TELBOR	0.443	Annual	01/22/2025		5,600	0	(22)	0	(22)
	Pay	3-Month ILS-TELBOR	0.515	Annual	04/07/2025		400	0	2	2	0
	Receive	3-Month MYR-KLIBOR	2.798	Quarterly	03/18/2025	MYR	3,400	0	(25)	0	(25)
	Pay	3-Month MYR-KLIBOR	2.265	Quarterly	06/17/2025		1,100	0	2	2	0
	Receive	3-Month MYR-KLIBOR	2.465	Quarterly	06/17/2025		600	0	(2)	0	(2)
	Pay(2)	3-Month MYR-KLIBOR	2.130	Quarterly	09/17/2025		800	0	0	0	0
	Pay(2)	3-Month MYR-KLIBOR	2.248	Quarterly	09/17/2025		1,400	0	3	3	0
	Receive	6-Month THB-THBFIX	1.315	Semi-Annual	12/19/2024	THB	22,900	0	(20)	0	(20)
	Pay	6-Month THB-THBFIX	0.973	Semi-Annual	06/17/2025		13,600	0	5	5	0
	Pay	6-Month THB-THBFIX	1.075	Semi-Annual	06/17/2025		9,400	0	5	5	0
	Receive(2)	6-Month THB-THBFIX	0.860	Semi-Annual	09/16/2025		12,000	0	(2)	0	(2)
GLM	Pay	3-Month ILS-TELBOR	0.375	Annual	11/20/2024	ILS	1,300	0	4	4	0
	Receive	3-Month ILS-TELBOR	0.320	Annual	12/19/2024		2,200	0	(5)	0	(5)
	Receive	3-Month ILS-TELBOR	0.319	Annual	02/21/2025		4,400	0	(9)	0	(9)
	Receive	3-Month ILS-TELBOR	0.329	Annual	02/24/2025		4,000	0	(9)	0	(9)
	Pay	3-Month ILS-TELBOR	0.540	Annual	04/01/2025		2,000	0	10	10	0
	Pay	3-Month ILS-TELBOR	0.520	Annual	04/03/2025		600	0	3	3	0
	Pay	3-Month ILS-TELBOR	0.355	Annual	04/10/2025		900	0	2	2	0
	Pay	3-Month ILS-TELBOR	0.340	Annual	04/14/2025		1,200	0	3	3	0
	Pay	3-Month ILS-TELBOR	0.248	Annual	06/19/2025		500	0	0	0	0
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	654,700	10	9	19	0
	Pay	3-Month KRW-KORIBOR	1.373	Quarterly	11/19/2024		949,500	0	18	18	0
	Receive	6-Month THB-THBFIX	0.870	Semi-Annual	03/18/2025	THB	47,000	0	(9)	0	(9)
	Pay	6-Month THB-THBFIX	1.035	Semi-Annual	06/17/2025		15,300	0	8	8	0
	Receive(2)	6-Month THB-THBFIX	0.863	Semi-Annual	09/16/2025		9,100	0	(1)	0	(1)
JPM	Receive	3-Month CNY-CNREPOFIX	2.590	Quarterly	02/20/2025	CNY	3,800	0	(7)	0	(7)
	Pay	3-Month ILS-TELBOR	1.026	Annual	02/19/2024	ILS	6,000	4	59	63	0
	Receive	3-Month ILS-TELBOR	0.345	Annual	12/19/2024		2,200	0	(6)	0	(6)
	Receive	3-Month KRW-KORIBOR	1.690	Quarterly	04/17/2024	KRW	1,903,700	0	(53)	0	(53)
	Receive	3-Month KRW-KORIBOR	1.358	Quarterly	07/18/2024		1,259,700	(2)	(20)	0	(22)
	Receive	3-Month KRW-KORIBOR	1.453	Quarterly	01/21/2025		612,000	0	(14)	0	(14)

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

MYC	Receive	1-Day INR-MIBOR Compounded-OIS	5.150	Semi-Annual	02/24/2025	INR	61,200	0	(41)	0	(41)
Pay(2)	3-Month MYR-KLIBOR	2.040	Quarterly	09/17/2025	MYR	1,100	0	(1)	0	(1)
Pay	6-Month THB-THBFIX	1.050	Semi-Annual	06/17/2025	THB	600	0	0	0	0
Pay(2)	6-Month THB-THBFIX	0.790	Semi-Annual	09/16/2025	7,500	0	0	0	0
NGF	Pay	3-Month CNY-CNREPOFIX	2.933	Quarterly	01/20/2025	CNY	2,900	0	12	12	0
Receive	6-Month THB-THBFIX	1.300	Semi-Annual	01/21/2025	THB	18,000	0	(16)	0	(16)
Receive	6-Month THB-THBFIX	1.318	Semi-Annual	01/21/2025	24,000	0	(22)	0	(22)
Pay	6-Month THB-THBFIX	1.036	Semi-Annual	06/17/2025	20,700	0	10	10	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.580	Quarterly	02/20/2025	CNY	4,000	0	(7)	0	(7)
Pay	3-Month KRW-KORIBOR	1.205	Quarterly	02/20/2025	KRW	2,854,000	0	39	39	0
Pay(2)	3-Month MYR-KLIBOR	2.130	Quarterly	09/17/2025	MYR	1,500	0	1	1	0
$9	$(7)	$373	$(371)
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	S&P 500 Total Return Index	2,083	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	$13,080	$0	$(148)	$0	$(148)
Receive	CMDSKEWLS Index	8,519	0.250%	Monthly	02/16/2021	1,209	0	13	13	0
JPM	Pay	JMC10FNX Index	50,701	0.000%	Monthly	07/15/2020	100	0	(1)	0	(1)
Receive	JMC1TZTX Index	3,128	0.000%	Monthly	07/15/2020	39	0	1	1	0
Receive	JMABFNJ2 Index	31,791	0.000%	Monthly	12/31/2020	2,790	0	0	0	0
Receive	ERAUSLT Index	42,034	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	12,482	0	(81)	0	(81)
Receive	JPQIPRL1 Index	23,020	0.100% (1-Month USD-LIBOR less a specified spread)	Monthly	02/10/2021	22,189	0	9	9	0
Pay	JPQIPRS1 Index	18,444	0.009% (1-Month USD-LIBOR less a specified spread)	Monthly	02/10/2021	18,519	0	(4)	0	(4)
Receive	JMABDEWE Index	1,132	0.300%	Monthly	02/16/2021	1,480	0	7	7	0
SOG	Receive	ERAUSLT Index	7,013	0.504% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/10/2021	2,083	0	(14)	0	(14)
Pay	S&P 500 Total Return Index	226	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/10/2021	1,419	0	(16)	0	(16)
$0	$(234)	$30	$(264)
Total Swap Agreements	$9	$(241)	$403	$(635)
(j)

Securities with an aggregate market value of $822 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$734	$0	$734
Industrials	0	204	0	204
U.S. Government Agencies	0	4,159	0	4,159
U.S. Treasury Obligations	0	5,016	0	5,016
Non-Agency Mortgage-Backed Securities	0	321	0	321
Asset-Backed Securities	0	485	0	485
Sovereign Issues	0	302	0	302
Short-Term Instruments
Repurchase Agreements	0	511	0	511
Short-Term Notes	0	1,500	0	1,500
U.S. Treasury Bills	0	4,281	0	4,281
$0	$17,513	$0	$17,513

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	97,128	0	0	97,128
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,632	0	0	14,632
	$111,760	$0	$0	$111,760
Total Investments	$111,760	$17,513	$0	$129,273
Short Sales, at Value - Liabilities
Sovereign Issues	0	(213)	0	(213)
U.S. Government Agencies	0	(106)	0	(106)
	$0	$(319)	$0	$(319)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	109	0	124
Over the counter	0	1,390	0	1,390
	$15	$1,499	$0	$1,514
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(102)	0	(106)
Over the counter	0	(1,938)	0	(1,938)
	$(4)	$(2,040)	$0	$(2,044)
Total Financial Derivative Instruments	$11	$(541)	$0	$(530)
Totals	$111,771	$16,653	$0	$128,424

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.2% ¤
MUNICIPAL BONDS & NOTES 89.1%
ALABAMA 1.4%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2046 (d)	$4,000	$3,894
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	10,000	11,612
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,378
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
0.966% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	1,954
1.016% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	2,940
		21,778
ARIZONA 1.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2012 5.000% due 02/01/2042	4,000	4,171
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 1.875% due 09/01/2032	1,000	1,008
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,770
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,780
5.000% due 07/01/2044	5,435	6,639
		17,368
CALIFORNIA 7.3%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,721
5.000% due 12/01/2032	3,000	3,424
5.000% due 12/01/2033	3,500	3,986
5.000% due 12/01/2034	3,000	3,413
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,340
5.000% due 04/01/2038	10,000	11,291
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	3,988
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,780	1,781
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 4.000% due 06/01/2049	1,000	1,095
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,000	1,040
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (e)	10,000	11,743
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,542
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	2,132
California State Public Works Board Revenue Bonds, Series 2012 5.000% due 04/01/2034	10,000	10,695
California Statewide Communities Development Authority Revenue Bonds, Series 2012 5.000% due 04/01/2042	4,500	4,758
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011 5.000% due 11/01/2036	7,000	7,111
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	643
5.000% due 05/01/2029	500	620
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,540	1,551
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,437
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	2,750	3,172
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	4,000	5,106
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	7,659
Los Angeles Department of Water, California Revenue Bonds, Series 2001 0.090% due 07/01/2035	2,000	2,000

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,304
5.125% due 05/01/2030	1,500	1,536
5.125% due 05/01/2031	1,500	1,535
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	6,252
		113,875
COLORADO 4.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	2,000	2,301
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.250% due 01/01/2045	2,500	2,795
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	7,260	7,793
5.000% due 08/01/2049	3,800	4,383
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043 (e)	7,000	7,752
Colorado State Certificates of Participation Bonds, Series 2020
4.000% due 12/15/2037	12,650	15,344
4.000% due 12/15/2039	3,775	4,542
5.000% due 12/15/2030	1,050	1,430
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.174% (0.67*US0001M + 1.050%) due 09/01/2039 ~	2,200	2,201
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,637
5.000% due 09/01/2036	1,400	1,826
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	10,431
		62,435
CONNECTICUT 2.8%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,883
5.000% due 05/01/2034	7,500	9,640
5.000% due 05/01/2035	1,000	1,280
5.000% due 05/01/2037	5,500	6,980
5.000% due 05/01/2040	2,250	2,830
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	5,231
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	2,133
5.000% due 06/15/2038	1,115	1,355
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2037	1,925	2,201
5.000% due 04/15/2034	2,700	3,375
5.000% due 04/15/2035	3,150	3,922
Connecticut State General Obligation Notes, Series 2018 5.000% due 09/15/2027	2,500	3,140
		43,970
DISTRICT OF COLUMBIA 1.9%
District of Columbia Revenue Bonds, Series 2012 5.000% due 12/01/2029	2,500	2,761
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,881
District of Columbia Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,633
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	3,930	5,059
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2020
5.000% due 07/15/2032	3,885	5,230
5.000% due 07/15/2033	3,525	4,710
5.000% due 07/15/2045	5,000	6,416
		29,690
FLORIDA 3.7%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,500	1,658
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	3,920	4,718
Florida Municipal Power Agency Revenue Bonds, Series 2012 5.000% due 10/01/2026	4,500	4,902
Gainesville, Florida Utilities System Revenue Bonds, Series 2008 0.140% due 10/01/2038	4,800	4,800
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008 0.180% due 10/01/2036	2,510	2,510
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,455
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010 5.375% due 10/01/2035	750	759

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,900	2,041
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	2,239
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	8,000	9,279
Orange County, Florida Health Authority Revenue Bonds, Series 2019 5.000% due 10/01/2047	2,250	2,669
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	5,985	5,985
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	918
0.000% due 10/01/2031 (c)	1,330	974
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,839
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,750	4,081
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	458
0.000% due 09/01/2036 (c)	800	467
0.000% due 09/01/2037 (c)	800	446
5.000% due 07/01/2034	275	344
5.000% due 07/01/2035	650	810
		58,352
GEORGIA 5.2%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2036	1,000	1,252
5.000% due 07/01/2037	500	622
5.000% due 07/01/2038	800	991
Burke County, Georgia Development Authority Revenue Bonds, Series 1994 2.250% due 10/01/2032	3,000	3,064
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	5,244
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	7,485
Columbus Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2054	4,035	4,878
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011 5.250% due 10/01/2041	15,000	15,745
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,310
5.000% due 06/15/2031	1,210	1,577
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	11,295	12,307
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2049	2,250	3,108
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.946% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,818
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,089
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,630	1,874
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	3,301
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	1,015
5.000% due 01/01/2038	1,500	1,787
5.000% due 01/01/2039	1,500	1,782
5.000% due 01/01/2049	2,000	2,336
5.000% due 01/01/2059	2,000	2,308
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	474
5.000% due 01/01/2027	400	484
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2040	2,000	2,391
		81,242
ILLINOIS 10.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,045
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	2,000	2,106
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,169
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,872
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,808
5.000% due 07/01/2038	1,000	1,135
5.000% due 01/01/2039	2,000	2,398
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2013 5.000% due 01/01/2021	3,000	3,058

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	3,885	4,150
Chicago, Illinois General Obligation Bonds, Series 2005 5.500% due 01/01/2040	4,520	4,806
Chicago, Illinois General Obligation Bonds, Series 2014
5.250% due 01/01/2029	1,000	1,056
5.250% due 01/01/2033	3,000	3,181
Chicago, Illinois General Obligation Bonds, Series 2015 5.500% due 01/01/2039	4,500	4,786
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	4,500	5,079
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,816
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,250	4,362
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	450	471
Illinois Finance Authority Revenue Bonds, Series 2016
1.471% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,000
4.000% due 02/15/2036	3,290	3,688
5.000% due 02/15/2029	4,500	5,550
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037 ^(b)	1,500	414
5.250% due 12/01/2052 ^(b)	2,000	552
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,250	1,349
Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	1,149
4.000% due 08/15/2040	1,750	1,991
4.000% due 08/15/2041	8,375	9,495
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,235
5.250% due 02/01/2034	3,500	3,650
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	911
5.000% due 10/01/2033	1,610	1,728
Illinois State General Obligation Notes, Series 2014 5.000% due 05/01/2023	2,615	2,755
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	4,113
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	2,335	2,444
5.000% due 12/01/2026	5,000	5,457
5.000% due 11/01/2027	1,500	1,648
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,590
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,000	2,284
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,910
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	2,830	2,687
3.000% due 06/15/2033	1,000	919
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	7,095	7,429
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,786
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 06/15/2035 (c)	4,500	2,496
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 0.000% due 12/15/2047 (d)	2,500	1,410
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,652
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	7,553
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	8,000	8,102
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2028	4,985	5,989
5.000% due 01/01/2029	1,400	1,709
		155,943
INDIANA 1.2%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,000	5,145
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	6,000	5,245
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	7,000	7,001

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	1,092
		18,483
KENTUCKY 0.7%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,168
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	4,521
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2034	1,250	1,376
4.000% due 11/01/2038	400	436
Kentucky State Property & Building Commission Revenue Notes, Series 2019
5.000% due 11/01/2022	1,500	1,636
5.000% due 11/01/2024	1,390	1,591
		10,728
LOUISIANA 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2010 6.500% due 11/01/2035	1,400	1,419
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	4,020	4,694
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.000% due 06/01/2037	1,455	1,444
2.100% due 06/01/2037	370	362
		7,919
MARYLAND 1.1%
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,383
5.000% due 09/01/2039	1,500	1,383
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	5,293
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 05/15/2043	7,500	8,495
		16,554
MASSACHUSETTS 0.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,327
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,738
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.000% due 08/15/2030	6,660	7,249
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,385
		14,699
MICHIGAN 1.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,350	5,545
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2044	2,000	2,178
Michigan Finance Authority Revenue Bonds, Series 2016 5.000% due 11/15/2041	4,000	4,654
Michigan Finance Authority Revenue Bonds, Series 2019 5.000% due 12/01/2048	3,000	3,623
Michigan State Building Authority Revenue Bonds, Series 2019
5.000% due 04/15/2035	1,000	1,306
5.000% due 04/15/2036	3,500	4,552
		21,858
MINNESOTA 0.5%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2036	1,515	1,810
5.000% due 01/01/2037	1,175	1,400
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,205
		7,415
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,447
NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012 5.250% due 09/01/2037	5,000	5,378

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	1,118
Nebraska Public Power District Revenue Bonds, Series 2013 5.000% due 01/01/2031	3,000	3,185
		9,681
NEVADA 1.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2020
5.000% due 06/15/2033	825	1,072
5.000% due 06/15/2034	1,700	2,202
5.000% due 06/15/2035	1,000	1,284
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,348
Clark Department of Aviation, Nevada Revenue Bonds, Series 2019 5.000% due 07/01/2033	5,000	6,288
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	1,084
5.000% due 06/01/2033	220	264
		16,542
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2019 2.000% due 06/01/2049	3,000	3,004
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	6,500	9,359
		12,363
NEW JERSEY 3.0%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,193
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	460	484
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	10,500	12,425
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,295
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	2,843
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	4,016
5.000% due 06/15/2044	1,500	1,643
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,511
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,281
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	8,000	9,584
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	3,500	4,381
5.250% due 06/01/2046	2,500	2,915
		46,571
NEW MEXICO 1.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 0.120% due 08/01/2034	8,600	8,600
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	6,250	7,355
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,236
		17,191
NEW YORK 12.2%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	3,250
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047 (e)	1,750	1,826
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	1,000	1,033
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.666% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,500	2,358
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.936% (0.67* US0001M + 0.820%) due 11/01/2026 ~	4,800	4,616
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,000	1,102
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	10,060	10,664
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	8,000	8,978
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (e)	2,000	2,085

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	4,145	4,146
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	5,990	6,142
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 02/01/2025	7,000	7,782
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	2,000	2,424
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	5,564
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.140% due 11/01/2044	2,250	2,250
4.000% due 11/01/2037	3,000	3,510
5.000% due 05/01/2037	4,840	6,120
New York City, General Obligation Bonds, Series 2018
4.000% due 12/01/2041	2,000	2,271
5.000% due 12/01/2038	5,000	6,197
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	3,095
New York City, New York Water & Sewer System Revenue Bonds, Series 2018 0.190% due 06/15/2051	20,750	20,750
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,252
5.750% due 11/15/2051	5,000	5,246
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,150	5,346
5.375% due 11/15/2040	2,000	2,076
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,700	4,287
4.000% due 11/15/2060	3,000	3,465
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 03/15/2029	3,695	4,768
New York State Dormitory Authority Revenue Bonds, Series 2020
3.027% due 02/15/2033	2,000	2,161
3.190% due 02/15/2043	1,000	1,092
4.000% due 02/15/2038	2,000	2,349
4.000% due 02/15/2040	6,750	7,882
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	5,000	5,665
New York State Thruway Authority Revenue Bonds, Series 2020 3.000% due 01/01/2048	3,000	3,101
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	8,250	9,487
5.000% due 03/15/2038	2,375	3,021
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	1,000	1,073
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,710	1,711
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
4.000% due 11/01/2059	2,500	2,746
5.000% due 09/01/2033	3,150	4,052
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	2,000	2,195
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,780
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,850
		189,768
NORTH CAROLINA 0.7%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 06/01/2036	2,500	2,724
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 07/01/2049	5,565	6,199
North Carolina Turnpike Authority Revenue Bonds, Series 2019 0.000% due 01/01/2040 (c)	3,500	2,055
		10,978
OHIO 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2037	3,000	3,455
4.000% due 06/01/2048	16,000	17,320
5.000% due 06/01/2034	2,000	2,575
5.000% due 06/01/2036	2,000	2,550
5.000% due 06/01/2055	9,000	9,492
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	4,126
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,792
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,760	2,842
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,048
5.250% due 02/15/2029	2,900	3,221

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018 4.000% due 02/15/2032 (e)	5,000	5,781
		59,202
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,790	1,862
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	833
5.000% due 08/01/2029	755	887
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	1,250	1,242
		4,824
OREGON 1.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030 (a)	600	755
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,042
5.000% due 06/15/2031	500	521
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	6,419
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2031 (a)(d)	2,500	3,262
0.000% due 06/15/2032 (a)(d)	2,700	3,494
0.000% due 06/15/2039 (a)(c)	3,000	1,853
		17,346
PENNSYLVANIA 3.7%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2033	1,495	1,560
4.000% due 11/01/2050	7,500	7,590
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2020 5.000% due 02/01/2040	5,700	6,538
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	500	546
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,947
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,485
5.000% due 06/01/2032	2,000	2,466
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (e)	3,000	3,523
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2035	6,000	7,643
5.000% due 04/01/2043	1,000	1,222
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,439
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	5,436
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,598
5.000% due 12/01/2048	3,750	4,544
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011 5.000% due 01/01/2041	5,000	5,082
		57,619
PUERTO RICO 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008 5.000% due 07/01/2028	1,005	1,012
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,047
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	13,016	3,687
0.000% due 07/01/2051 (c)	10,000	2,042
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	11,436	11,820
		25,608
SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2018 5.000% due 11/01/2048	3,000	3,539
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044	3,250	3,668
5.000% due 12/01/2046	3,000	3,683
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2046	400	444

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

South Carolina Public Service Authority Revenue Bonds, Series 2015 5.000% due 12/01/2050	1,000	1,119
		12,453
TENNESSEE 0.6%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	375	375
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	2,000	2,314
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,332
5.000% due 02/01/2024	1,400	1,556
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,077
		9,654
TEXAS 9.0%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,492
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,080
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,908
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020 5.000% due 10/01/2033 (a)	3,625	4,916
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 3.000% due 10/01/2049	5,000	5,031
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	5,118
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,981
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,277
5.000% due 07/01/2034	1,000	1,230
5.000% due 07/01/2035	1,460	1,788
5.000% due 07/01/2036	1,000	1,220
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2035 (a)	2,175	2,664
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,458
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020
5.000% due 05/15/2045	1,750	2,167
5.000% due 05/15/2050	2,500	3,082
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,612
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020 1.500% due 05/01/2050	1,500	1,500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	200	229
4.000% due 08/15/2035 (e)	700	795
4.000% due 08/15/2036 (e)	500	564
4.000% due 08/15/2037 (e)	800	897
4.000% due 08/15/2040 (e)	2,800	3,092
5.000% due 01/01/2047	2,000	1,883
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,899
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	8,750	10,049
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,677
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	2,000	2,062
Pasadena Independent School District, Texas General Obligation Bonds, (AGM Insured), Series 2005 0.130% due 02/01/2035	31,710	31,710
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	92
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	6,157
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,269
5.250% due 12/15/2022	3,825	4,176
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012 5.000% due 12/15/2028	5,000	5,353
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	2,000	2,446
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,840
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	5,045
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 10/15/2043	4,000	4,982

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993 6.000% due 11/15/2022 (f)	500	504
		140,245
UTAH 1.1%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,518
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	2,067
University of Utah Revenue Bonds, Series 2020
4.000% due 08/01/2039	3,000	3,606
4.000% due 08/01/2040	2,500	2,996
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	5,384
		17,571
VIRGINIA 0.3%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011 5.125% due 09/01/2041	2,000	2,111
Richmond, Virginia Public Utility Revenue Bonds, Series 2013 5.000% due 01/15/2029	2,000	2,238
		4,349
WASHINGTON 2.3%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (e)	4,000	4,583
Washington Health Care Facilities Authority Revenue Bonds, Series 2009 5.000% due 08/15/2044	4,965	5,259
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.180% (MUNIPSA + 1.050%) due 01/01/2042 ~	3,000	3,010
5.000% due 01/01/2047	2,000	2,286
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,900	5,288
5.000% due 08/01/2049	4,000	4,614
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045 (a)	1,000	1,102
Washington State General Obligation Bonds, Series 2016 5.000% due 08/01/2030	1,670	2,071
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	6,060	8,032
		36,245
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	2,000	2,264
		2,264
WISCONSIN 0.9%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,573
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	1,535	2,034
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	6,482
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047 (e)	3,500	3,869
		13,958
Total Municipal Bonds & Notes (Cost $1,310,750)		1,389,188
SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (g) 0.2%		2,404
MUNICIPAL BONDS & NOTES 0.9%
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	$1,850	1,915
Suffolk County, New York General Obligation Notes, Series 2019 2.500% due 07/23/2020	9,490	9,499

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	2,870	2,937
Total Municipal Bonds & Notes (Cost $14,299)		14,351
Total Short-Term Instruments (Cost $16,703)		16,755
Total Investments in Securities (Cost $1,327,453)		1,405,943
	SHARES
INVESTMENTS IN AFFILIATES 13.2%
SHORT-TERM INSTRUMENTS 13.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.2%
PIMCO Short-Term Floating NAV Portfolio III	20,942,738	206,475
Total Short-Term Instruments (Cost $206,137)		206,475
Total Investments in Affiliates (Cost $206,137)		206,475
Total Investments 103.4% (Cost $1,533,590)		$1,612,418
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $0)		448
Other Assets and Liabilities, net (3.4)%		(53,200)
Net Assets 100.0%		$1,559,666

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost		Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993				6.000%	11/15/2022	09/20/2002		$500		$504	0.03%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$2,404	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(2,452)		$2,404	$2,404
Total Repurchase Agreements								$(2,452)		$2,404	$2,404
(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BYL	Receive(1)	New Jersey Economic Development Authority «	N/A	0.835% (1-Month USD-LIBOR plus a specified spread)	Semi-Annual	03/15/2021	$10,000	$0	$448	$448	$0
Total Swap Agreements								$0	$448	$448	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$21,778	$0	$21,778
Arizona	0	17,368	0	17,368
California	0	113,875	0	113,875
Colorado	0	62,435	0	62,435
Connecticut	0	43,970	0	43,970
District of Columbia	0	29,690	0	29,690
Florida	0	58,352	0	58,352
Georgia	0	81,242	0	81,242
Illinois	0	155,943	0	155,943
Indiana	0	18,483	0	18,483
Kentucky	0	10,728	0	10,728
Louisiana	0	7,919	0	7,919
Maryland	0	16,554	0	16,554
Massachusetts	0	14,699	0	14,699
Michigan	0	21,858	0	21,858
Minnesota	0	7,415	0	7,415
Missouri	0	2,447	0	2,447
Nebraska	0	9,681	0	9,681
Nevada	0	16,542	0	16,542
New Hampshire	0	12,363	0	12,363
New Jersey	0	46,571	0	46,571
New Mexico	0	17,191	0	17,191
New York	0	189,768	0	189,768
North Carolina	0	10,978	0	10,978
Ohio	0	59,202	0	59,202
Oklahoma	0	4,824	0	4,824
Oregon	0	17,346	0	17,346
Pennsylvania	0	57,619	0	57,619
Puerto Rico	0	25,608	0	25,608
South Carolina	0	12,453	0	12,453
Tennessee	0	9,654	0	9,654
Texas	0	140,245	0	140,245
Utah	0	17,571	0	17,571
Virginia	0	4,349	0	4,349
Washington	0	36,245	0	36,245
West Virginia	0	2,264	0	2,264
Wisconsin	0	13,958	0	13,958
Short-Term Instruments
Repurchase Agreements	0	2,404	0	2,404
Municipal Bonds & Notes	0	14,351	0	14,351
	$0	$1,405,943	$0	$1,405,943
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$206,475	$0	$0	$206,475
Total Investments	$206,475	$1,405,943	$0	$1,612,418
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$448	$448
Total Financial Derivative Instruments	$0	$0	$448	$448
Totals	$206,475	$1,405,943	$448	$1,612,866

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
CORPORATE BONDS & NOTES 1.5%
INDUSTRIALS 1.5%
Northwell Healthcare, Inc. 4.260% due 11/01/2047	$2,000	$2,234
Total Corporate Bonds & Notes (Cost $2,040)		2,234
MUNICIPAL BONDS & NOTES 94.7%
ARIZONA 1.1%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,250	1,527
CALIFORNIA 4.5%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,544
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,380	1,390
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,250
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,220
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	145	178
		6,582
COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2038	1,000	1,138
CONNECTICUT 5.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2033	1,000	1,290
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	3,048
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,226
		7,564
FLORIDA 7.0%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,204
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,679
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,874
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	1,107
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,210
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,176
		10,250
HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,768
ILLINOIS 13.5%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.572% due 01/01/2054	2,500	3,352
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,221
5.250% due 01/01/2028	2,000	2,142
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	1,200	1,257

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2020 (Unaudited)

Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,022
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,166
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010 6.000% due 06/01/2028	6,205	6,528
		19,688
LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,767
MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,261
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,176
		2,437
MICHIGAN 3.9%
Michigan Finance Authority Revenue Bonds, Series 2013 4.000% due 12/01/2038	2,000	2,294
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,421
		5,715
MINNESOTA 2.0%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,946
NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,174
NEW HAMPSHIRE 1.0%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,440
NEW JERSEY 1.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,107
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,584
		2,691
NEW YORK 13.6%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011 5.250% due 05/01/2025	2,000	2,081
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,179
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,233
5.000% due 08/01/2042	6,100	7,488
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,254
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	2,000	2,098
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	821
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,256
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	2,300
		19,710
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	365
PENNSYLVANIA 11.1%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 5.000% due 11/01/2047	2,000	2,227
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	2,066
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,775

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2020 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,336
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	669
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,162
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,888
		16,123
TENNESSEE 3.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,459
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,411
		4,870
TEXAS 14.3%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,782
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,820
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,712
North Texas Tollway Authority Revenue Bonds, Series 2011 5.500% due 09/01/2041	1,500	1,590
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	2,979
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,445
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,121
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	3,542
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,873
		20,864
WASHINGTON 4.5%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,500	2,741
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,730
		6,471
WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,611
Total Municipal Bonds & Notes (Cost $127,286)		137,701
Total Investments in Securities (Cost $129,326)		139,935
	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	367,217	3,620
Total Short-Term Instruments (Cost $3,614)		3,620
Total Investments in Affiliates (Cost $3,614)		3,620
Total Investments 98.7% (Cost $132,940)		$143,555
Other Assets and Liabilities, net 1.3%		1,845
Net Assets 100.0%		$145,400

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,234	$0	$2,234
Municipal Bonds & Notes
Arizona	0	1,527	0	1,527
California	0	6,582	0	6,582
Colorado	0	1,138	0	1,138
Connecticut	0	7,564	0	7,564
Florida	0	10,250	0	10,250
Hawaii	0	1,768	0	1,768
Illinois	0	19,688	0	19,688
Louisiana	0	1,767	0	1,767
Massachusetts	0	2,437	0	2,437
Michigan	0	5,715	0	5,715
Minnesota	0	2,946	0	2,946
Nevada	0	2,174	0	2,174
New Hampshire	0	1,440	0	1,440
New Jersey	0	2,691	0	2,691
New York	0	19,710	0	19,710
Ohio	0	365	0	365
Pennsylvania	0	16,123	0	16,123
Tennessee	0	4,870	0	4,870
Texas	0	20,864	0	20,864
Washington	0	6,471	0	6,471
Wisconsin	0	1,611	0	1,611
	$0	$139,935	$0	$139,935
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,620	$0	$0	$3,620
Total Investments	$3,620	$139,935	$0	$143,555

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
MUNICIPAL BONDS & NOTES 90.9%
ALABAMA 1.8%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 0.000% due 10/01/2050 (b)	$1,000	$969
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,500	1,708
		2,677
ARIZONA 1.1%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	328
5.000% due 07/01/2030	350	381
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	500	635
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2019 5.000% due 01/01/2029	175	235
		1,579
CALIFORNIA 0.8%
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,195	1,204
COLORADO 2.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	500	606
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/15/2049	500	617
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,070
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.174% (0.67*US0001M + 1.050%) due 09/01/2039 ~	760	760
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016 3.750% due 12/01/2026	599	599
		3,652
CONNECTICUT 8.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,202
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2032	2,000	2,598
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,249
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,263
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	750	763
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,480	2,774
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,246
Metropolitan District, Connecticut General Obligation Notes, Series 2019 5.000% due 07/15/2029	750	962
		12,057
DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	445	528
FLORIDA 4.0%
Escambia County, Florida Revenue Bonds, Series 2003 2.600% due 06/01/2023	1,000	1,059
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	802
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	599

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	1,000	1,347
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2029	590	771
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,152
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2027 (a)	350	297
		6,027
GEORGIA 5.4%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	2,000	2,237
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,311
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	1,069
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	940	1,024
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.946% (0.67*US0001M + 0.830%) due 08/01/2048 ~	550	546
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	750	862
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	606
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	494
		8,149
GUAM 0.6%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	965
ILLINOIS 10.1%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,085
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2013 5.000% due 01/01/2021	1,300	1,325
Chicago, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2030	250	262
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	1,000	1,065
Chicago, Illinois General Obligation Notes, Series 2019 5.000% due 01/01/2028	1,000	1,098
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	572
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	1,000	1,079
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,011
5.000% due 08/01/2023	1,990	2,104
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2020	415	418
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	610
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,267
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	500	613
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	809
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	1,500	1,802
		15,120
INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	973
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	151
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	653
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	546
		2,323
KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,000	1,099

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	1,130
		2,229
LOUISIANA 1.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	750	1,024
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	1,000	1,012
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	303
		2,339
MAINE 0.3%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	471
MARYLAND 0.6%
Baltimore, Maryland Revenue Notes, Series 2017 5.000% due 09/01/2026	1,000	923
MASSACHUSETTS 2.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.630% (MUNIPSA + 0.500%) due 07/01/2038 ~	750	748
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	616
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	840	1,012
Massachusetts State College Building Authority Revenue Notes, Series 2014 5.000% due 05/01/2024	1,000	1,122
		3,498
MICHIGAN 2.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,505	1,918
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	585
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,252
		3,755
MISSISSIPPI 0.5%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	786
MISSOURI 0.0%
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010 5.000% due 07/01/2025	40	41
NEBRASKA 0.5%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011 5.000% due 02/01/2023	750	771
NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	635
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	1,500	1,775
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	1,000	1,048
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	500	526
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	913
Rutgers The State University of New Jersey Revenue Bonds, Series 2013 5.000% due 05/01/2028	250	283
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	315
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2028	1,000	1,260
		6,755
NEW MEXICO 1.4%
New Mexico Finance Authority Revenue Bonds, Series 2013 5.000% due 06/01/2025	805	911

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,177
		2,088
NEW YORK 7.6%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.936% (0.67* US0001M + 0.820%) due 11/01/2026 ~	600	577
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,000	1,051
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 4.000% due 02/01/2022	1,200	1,230
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,122
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,274
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2027	750	841
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2026	1,000	1,102
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,183
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,133
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	894
5.000% due 06/01/2027	750	913
		11,320
NORTH CAROLINA 2.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,200	1,295
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	669
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,155
		3,119
OHIO 5.7%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2020 5.000% due 12/01/2035	850	1,074
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	412
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	200	215
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,000	1,083
5.000% due 06/01/2033	600	776
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	929
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,106
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	927
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,127
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2026	750	831
		8,480
OREGON 0.4%
Oregon Health & Science University Revenue Bonds, Series 2012 5.000% due 07/01/2026	575	622
PENNSYLVANIA 7.3%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,243
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	593
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,262
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	500	628
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,131
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	525	553
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,834
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	500	638

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.161% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	747
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	149
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.730% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	980
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	250	292
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	793
		10,843
PUERTO RICO 1.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (a)	1,682	1,186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	700	705
		2,196
SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	630
TENNESSEE 1.5%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,099
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,182
		2,281
TEXAS 8.1%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,131
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	453
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012 5.000% due 12/01/2028	325	362
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	761
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013 5.000% due 11/01/2027	500	546
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	496
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,257
Houston, Texas Combined Utility System Revenue Notes, Series 2017 5.000% due 11/15/2026	645	817
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,297
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	619
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	628
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,275	1,483
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	413
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,321
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	493
		12,077
UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	634
VIRGINIA 1.0%
Amelia County, Virginia Industrial Development Authority Revenue Bonds, Series 2002 3.000% due 04/01/2027	1,500	1,518
WASHINGTON 1.6%
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2032	1,000	1,359

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.180% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,003
		2,362
WEST VIRGINIA 0.3%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	500	513
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	1,156
WPPI Energy, Wisconsin Revenue Notes, Series 2013 5.000% due 07/01/2021	365	381
		1,537
Total Municipal Bonds & Notes (Cost $129,045)		136,069
SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (c) 0.6%		830
MUNICIPAL BONDS & NOTES 0.5%
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	700	716
Total Municipal Bonds & Notes (Cost $705)		716
Total Short-Term Instruments (Cost $1,535)		1,546
Total Investments in Securities (Cost $130,580)		137,615
	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	1,044,331	10,296
Total Short-Term Instruments (Cost $10,264)		10,296
Total Investments in Affiliates (Cost $10,264)		10,296
Total Investments 98.9% (Cost $140,844)		$147,911
Other Assets and Liabilities, net 1.1%		1,704
Net Assets 100.0%		$149,615

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$830	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(847)	$830	$830
Total Repurchase Agreements							$(847)	$830	$830
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$2,677	$0	$2,677
	Arizona				0	1,579	0	1,579
	California				0	1,204	0	1,204
	Colorado				0	3,652	0	3,652
	Connecticut				0	12,057	0	12,057
	District of Columbia				0	528	0	528
	Florida				0	6,027	0	6,027
	Georgia				0	8,149	0	8,149
	Guam				0	965	0	965
	Illinois				0	15,120	0	15,120
	Indiana				0	2,323	0	2,323
	Kentucky				0	2,229	0	2,229
	Louisiana				0	2,339	0	2,339
	Maine				0	471	0	471
	Maryland				0	923	0	923
	Massachusetts				0	3,498	0	3,498
	Michigan				0	3,755	0	3,755
	Mississippi				0	786	0	786
	Missouri				0	41	0	41
	Nebraska				0	771	0	771
	New Jersey				0	6,755	0	6,755
	New Mexico				0	2,088	0	2,088
	New York				0	11,320	0	11,320
	North Carolina				0	3,119	0	3,119
	Ohio				0	8,480	0	8,480
	Oregon				0	622	0	622
	Pennsylvania				0	10,843	0	10,843
	Puerto Rico				0	2,196	0	2,196
	South Dakota				0	630	0	630
	Tennessee				0	2,281	0	2,281
	Texas				0	12,077	0	12,077
	Utah				0	634	0	634
	Virginia				0	1,518	0	1,518
	Washington				0	2,362	0	2,362
	West Virginia				0	513	0	513
	Wisconsin				0	1,537	0	1,537
Short-Term Instruments
	Repurchase Agreements				0	830	0	830
	Municipal Bonds & Notes				0	716	0	716
					$0	$137,615	$0	$137,615
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$10,296	$0	$0	$10,296
Total Investments					$10,296	$137,615	$0	$147,911

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3% ¤
MUNICIPAL BONDS & NOTES 88.2%
FLORIDA 0.1%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2038 (a)	$1,000	$532
GEORGIA 0.4%
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,000	2,398
ILLINOIS 3.1%
Chicago, Illinois General Obligation Bonds, Series 2014 5.250% due 01/01/2029	1,000	1,056
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	1,000	1,130
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,887
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2023	4,735	4,994
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,120
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	7,209
		19,396
KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,756
LOUISIANA 0.3%
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.100% due 12/01/2040	1,800	2,102
NEW JERSEY 1.1%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.969% due 09/01/2026	5,500	6,508
NEW YORK 79.8%
Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,902
5.000% due 11/01/2040	1,000	1,300
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	619
5.000% due 08/01/2040	500	552
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,541
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	466
5.000% due 08/01/2036	500	580
5.000% due 11/01/2047 (b)	4,000	6,296
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	520
5.000% due 07/01/2044	1,000	1,182
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,000	1,111
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,452
5.000% due 07/01/2035	1,100	1,326
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	368
5.000% due 09/15/2027	275	336
5.000% due 09/15/2028	275	335
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,735
5.000% due 07/01/2041	1,500	1,534
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,138
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,165

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	608
5.000% due 09/01/2042	2,000	2,407
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
0.666% (0.67*US0001M + 0.550%) due 11/01/2041 ~	2,000	1,887
5.000% due 11/15/2036	3,000	3,196
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 0.140% due 11/01/2032	3,000	3,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
0.936% (0.67* US0001M + 0.820%) due 11/01/2026 ~	2,535	2,438
5.000% due 11/15/2032	2,500	2,664
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,000	2,196
5.250% due 11/15/2056	3,900	4,298
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019
4.000% due 07/01/2020	5,000	5,000
5.000% due 05/15/2022	2,565	2,679
5.000% due 09/01/2022	2,000	2,102
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	4,500	4,613
5.000% due 02/01/2023	4,910	5,205
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,709
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	2,131
5.000% due 12/01/2046	1,000	1,148
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,824
Monroe County, New York Industrial Development Agency Revenue Notes, Series 2018 5.000% due 05/01/2028	1,000	1,275
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,928
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	3,143
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	6,000	6,733
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	5,000	5,207
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	1,056
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	2,000	2,025
New York City Housing Development Corp., New York, Series 2017 3.750% due 11/01/2052 (b)	1,000	1,042
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	500	503
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006 5.000% due 03/01/2031	750	750
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011 5.000% due 02/01/2027	3,500	3,589
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,235
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	3,039
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,212
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,847
5.000% due 11/01/2033	5,180	6,376
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
0.120% due 08/01/2042	5,000	5,000
5.000% due 05/01/2037	2,500	3,091
5.000% due 05/01/2038	2,500	3,083
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
0.140% due 11/01/2044	1,480	1,480
4.000% due 11/01/2037	2,000	2,340
4.000% due 11/01/2038	5,000	5,832
5.000% due 11/01/2035	3,500	4,449
New York City Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2030	300	366
5.000% due 12/01/2031	250	303
5.000% due 12/01/2032	300	360
5.000% due 12/01/2033	300	358
5.000% due 12/01/2034	575	684
5.000% due 12/01/2035	350	414
5.000% due 12/01/2036	400	472
5.000% due 12/01/2037	275	323
5.000% due 12/01/2038	300	352
5.000% due 12/01/2039	250	292
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 0.110% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2009 0.110% due 06/15/2041	1,000	1,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 0.120% due 06/15/2050	1,300	1,300

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.140% due 06/15/2050	5,000	5,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	3,360
New York City, General Obligation Bonds, Series 2014 0.120% due 03/01/2040	11,025	11,025
New York City, General Obligation Bonds, Series 2015 0.140% due 06/01/2044	4,000	4,000
New York City, General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	1,118
New York City, General Obligation Bonds, Series 2017 0.140% due 10/01/2046	5,420	5,420
New York City, General Obligation Bonds, Series 2018
0.140% due 12/01/2047	1,285	1,285
5.000% due 12/01/2038	5,000	6,197
New York City, General Obligation Bonds, Series 2020 5.000% due 08/01/2032	6,365	8,413
New York City, General Obligation Notes, Series 2013 5.000% due 08/01/2020	805	808
New York City, New York General Obligation Bonds, Series 2020 4.000% due 03/01/2042	3,000	3,459
New York City, New York Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,503
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	5,613
5.000% due 07/15/2035	2,500	3,118
New York City, New York Water & Sewer System Revenue Bonds, Series 2016 4.000% due 06/15/2046	2,425	2,691
New York City, New York Water & Sewer System Revenue Notes, Series 2020 5.000% due 06/15/2030	1,500	2,067
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	508
5.000% due 11/15/2029	1,000	1,109
5.000% due 11/15/2045	2,000	2,133
New York County, New York Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	884
0.000% due 06/01/2055 (a)	6,375	422
New York County, New York Tobacco Trust V Revenue Bonds, Series 2005 0.000% due 06/01/2055 (a)	10,500	529
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	7,000	7,344
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	6,228
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	2,087
2.800% due 09/15/2069	2,000	1,963
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	6,000	6,952
4.000% due 11/15/2060	2,600	3,003
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007 5.000% due 02/15/2027	1,000	1,246
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 07/01/2021	1,000	1,041
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,500
5.000% due 07/01/2035	500	500
5.500% due 07/01/2040	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2011 6.000% due 07/01/2040	500	500
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,147
5.000% due 12/15/2026	4,000	4,409
New York State Dormitory Authority Revenue Bonds, Series 2013 5.000% due 03/15/2028	3,000	3,382
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,243
5.000% due 07/01/2050	1,285	1,435
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,323
5.000% due 02/15/2038	1,600	1,928
5.000% due 07/01/2038	1,000	1,213
5.000% due 07/01/2043	1,530	1,837
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,870
4.000% due 07/01/2041	2,000	2,297
5.000% due 03/15/2041	3,500	4,299
5.000% due 07/01/2048	1,675	2,007
5.000% due 10/01/2048	1,500	2,462
5.250% due 03/15/2038	3,500	4,447
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2039	5,000	6,289
5.000% due 03/15/2040	5,000	6,273
5.000% due 03/15/2041	2,000	2,502
5.000% due 03/15/2042	6,000	7,489
5.000% due 05/01/2048	5,000	5,767
5.000% due 07/01/2049	3,000	3,686

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 07/01/2050	5,000	6,337
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	3,635	4,244
4.000% due 07/01/2046	3,500	3,843
4.000% due 07/01/2053	9,000	10,034
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,674
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	4,532
New York State Environmental Facilities Corp. Revenue Bonds, Series 2005 5.500% due 10/15/2020	225	228
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	3,137
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 4.000% due 06/15/2045	1,000	1,174
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.875% due 05/01/2050	2,000	2,001
New York State Thruway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2051	3,000	3,415
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,147
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046	1,560	1,741
New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2038	3,000	3,817
5.000% due 03/15/2039	2,875	3,579
5.000% due 03/15/2041	1,000	1,260
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.250% due 01/01/2050	4,500	4,882
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	3,000	3,102
5.375% due 08/01/2036	1,500	1,552
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,242
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	975	976
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2002 5.000% due 09/15/2028	2,640	2,649
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	2,221
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2010
5.200% due 07/01/2029	1,250	1,250
5.375% due 07/01/2040	3,250	3,250
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,622
5.000% due 12/01/2045	5,000	6,343
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,881
Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,936
5.000% due 09/01/2048	4,000	4,859
Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	5,000	6,432
5.000% due 09/01/2039	2,500	3,146
Port Authority of New York & New Jersey Revenue Notes, Series 2010 5.000% due 12/01/2020	350	353
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	638
5.000% due 07/01/2038	300	363
Suffolk County, New York General Obligation Notes, (AGM Insured), Series 2019 4.000% due 10/15/2029	5,125	5,818
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 5.000% due 11/15/2044	4,435	5,344
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2042	4,185	5,166
5.000% due 11/15/2043	5,985	7,371
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010 5.125% due 09/01/2040	4,500	4,534
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	3,035
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002 5.200% due 04/01/2037	2,750	2,826
Troy, New York General Obligation Notes, Series 2020 1.750% due 02/05/2021	6,500	6,555
TSASC Inc, New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	4,070
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,652
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	871
		496,145
PENNSYLVANIA 0.8%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	5,000	5,060

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 1.480% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,738
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (a)	11,000	2,247
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	1,007
4.784% due 07/01/2058	8,220	8,496
		13,488
Total Municipal Bonds & Notes (Cost $523,547)		548,385
SHORT-TERM INSTRUMENTS 2.1%
MUNICIPAL BONDS & NOTES 2.1%
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	$1,070	1,077
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	6,000	6,212
Suffolk County, New York General Obligation Notes, Series 2019 2.500% due 07/23/2020	3,000	3,003
Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	3,000	3,070
Total Municipal Bonds & Notes (Cost $13,299)		13,362
Total Short-Term Instruments (Cost $13,299)		13,362
Total Investments in Securities (Cost $536,846)		561,747
	SHARES
INVESTMENTS IN AFFILIATES 9.1%
SHORT-TERM INSTRUMENTS 9.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	5,725,598	56,449
Total Short-Term Instruments (Cost $56,347)		56,449
Total Investments in Affiliates (Cost $56,347)		56,449
Total Investments 99.4% (Cost $593,193)		$618,196
Other Assets and Liabilities, net 0.6%		3,803
Net Assets 100.0%		$621,999

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$532	$0	$532
Georgia	0	2,398	0	2,398
Illinois	0	19,396	0	19,396
Kentucky	0	2,756	0	2,756
Louisiana	0	2,102	0	2,102
New Jersey	0	6,508	0	6,508
New York	0	496,145	0	496,145
Pennsylvania	0	5,060	0	5,060
Puerto Rico	0	13,488	0	13,488
Short-Term Instruments
Municipal Bonds & Notes	0	13,362	0	13,362
	$0	$561,747	$0	$561,747
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,449	$0	$0	$56,449
Total Investments	$56,449	$561,747	$0	$618,196

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	2,587	$2,858
Total Loan Participations and Assignments (Cost $2,877)			2,858
CORPORATE BONDS & NOTES 58.9%
BANKING & FINANCE 54.6%
Abanca Corp. Bancaria S.A. 6.125% due 01/18/2029 •		1,500	1,720
ABN AMRO Bank NV
4.375% due 09/22/2025 •(c)		2,200	2,407
4.750% due 09/22/2027 •(c)(d)		21,800	23,567
AIB Group PLC 5.250% due 10/09/2024 •(c)(d)		15,000	15,938
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 •(d)		$3,000	2,992
American International Group, Inc.
1.372% (EUR003M + 1.730%) due 03/15/2067 ~(f)	EUR	5,850	5,850
5.750% due 04/01/2048 •		$2,000	2,067
Australia & New Zealand Banking Group Ltd. 6.750% due 06/15/2026 •(c)(d)		3,450	3,830
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •		7,000	6,583
Banca Monte dei Paschi di Siena SpA
5.375% due 01/18/2028 •	EUR	2,100	2,120
8.000% due 01/22/2030 •		3,000	3,262
10.500% due 07/23/2029		600	746
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(c)(d)		14,000	15,336
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$700	688
Banco de Sabadell S.A. 1.125% due 03/27/2025	EUR	10,000	10,236
Banco Mercantil del Norte S.A. 6.750% due 09/27/2024 •(c)		$4,300	4,073
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(c)(d)	EUR	15,100	17,835
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(c)		$13,000	13,552
Bank of Nova Scotia 4.900% due 06/04/2025 •(c)(d)		7,200	7,205
Barclays Bank PLC 7.625% due 11/21/2022 (d)		800	871
Barclays PLC
6.375% due 12/15/2025 •(c)(d)	GBP	600	702
7.125% due 06/15/2025 •(c)(d)		3,800	4,669
7.250% due 03/15/2023 •(c)(d)		9,700	11,973
BNP Paribas S.A.
4.500% due 02/25/2030 •(c)(d)		$11,300	9,909
6.750% due 03/14/2022 •(c)(d)		200	204
7.000% due 08/16/2028 •(c)(d)		21,400	23,250
7.375% due 08/19/2025 •(c)(d)		2,050	2,249
Charles Schwab Corp. 5.375% due 06/01/2025 •(c)		16,000	17,133
Citizens Financial Group, Inc. 5.650% due 10/06/2025 •(c)		10,000	10,163
Commerzbank AG 6.125% due 10/09/2025 •(c)	EUR	4,200	4,505
Cooperatieve Rabobank UA
4.625% due 12/29/2025 •(c)(d)		5,600	6,378
6.625% due 06/29/2021 •(c)(d)		3,000	3,474
CPI Property Group S.A.
4.375% due 08/09/2023 •(c)		2,400	2,641
4.875% due 07/16/2025 •(c)		1,700	1,876
Credit Agricole S.A. 7.500% due 06/23/2026 •(c)(d)	GBP	7,250	9,801
Credit Suisse Group AG
6.250% due 12/18/2024 •(c)(d)		$5,600	5,858
6.375% due 08/21/2026 •(c)(d)		13,000	13,212
7.250% due 09/12/2025 •(c)(d)		11,600	11,927
7.500% due 07/17/2023 •(c)(d)		11,700	12,164

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

7.500% due 12/11/2023 •(c)(d)		8,200	8,855
Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	20,000	23,564
6.000% due 10/30/2025 •(c)(d)		$2,200	1,821
7.500% due 04/30/2025 •(c)(d)		5,000	4,639
Discover Financial Services 6.125% due 06/23/2025 •(c)		5,000	5,141
Erste Group Bank AG
6.500% due 04/15/2024 •(c)(d)	EUR	200	235
8.875% due 10/15/2021 •(c)(d)		5,400	6,353
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$600	542
6.750% due 03/15/2022		1,900	1,829
Freedom Mortgage Corp.
8.250% due 04/15/2025		1,925	1,912
10.750% due 04/01/2024		3,100	3,206
GE Capital Funding LLC 4.550% due 05/15/2032		3,500	3,618
HSBC Bank PLC
0.600% (US0006M + 0.100%) due 12/15/2020 ~(c)		500	393
0.750% due 12/31/2020 ~(c)		7,420	5,825
1.425% due 09/30/2020 ~(c)		2,000	1,570
5.375% due 08/22/2033	GBP	400	614
HSBC Holdings PLC
3.803% due 03/11/2025 •		$200	216
4.750% due 07/04/2029 •(c)(d)	EUR	14,150	15,096
5.875% due 09/28/2026 •(c)(d)	GBP	200	243
6.000% due 09/29/2023 •(c)(d)	EUR	1,400	1,640
6.500% due 03/23/2028 •(c)(d)		$300	308
HVB Funding Trust 7.760% due 10/13/2036	GBP	4,986	9,154
ING Groep NV
0.000% due 09/30/2020 •(c)(f)	EUR	10,000	8,712
5.750% due 11/16/2026 •(c)(d)		$14,500	14,403
6.500% due 04/16/2025 •(c)(d)		21,048	21,592
Intesa Sanpaolo SpA
5.148% due 06/10/2030	GBP	3,900	5,052
7.750% due 01/11/2027 •(c)(d)	EUR	7,150	8,801
Jefferies Finance LLC
6.250% due 06/03/2026		$2,200	2,074
7.250% due 08/15/2024		2,650	2,342
KBC Group NV 4.250% due 10/24/2025 •(c)(d)	EUR	3,000	3,236
La Mondiale SAM 4.375% due 04/24/2029 •(c)		800	881
LeasePlan Corp. NV 7.375% due 05/29/2024 •(c)(d)		7,400	8,153
Legal & General Group PLC 5.625% due 03/24/2031 •(c)(d)	GBP	1,600	1,962
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 •(f)	EUR	4,100	4,457
Lincoln Financing SARL 3.625% due 04/01/2024		700	723
Lloyds Banking Group PLC
5.125% due 12/27/2024 •(c)(d)	GBP	5,000	5,677
7.500% due 09/27/2025 •(c)(d)		$13,260	13,766
7.625% due 06/27/2023 •(c)(d)	GBP	1,200	1,523
7.875% due 06/27/2029 •(c)(d)		5,000	6,908
Markel Corp. 6.000% due 06/01/2025 •(c)		$5,000	5,100
National Westminster Bank PLC
0.621% due 08/28/2020 ~(c)		400	351
1.814% (EUR003M + 2.150%) due 10/05/2020 ~(c)	EUR	3,000	3,009
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		$1,200	1,142
Nationwide Building Society
5.750% due 06/20/2027 •(c)(d)	GBP	4,500	5,612
5.875% due 12/20/2024 •(c)(d)		400	498
Nordea Bank Abp 6.625% due 03/26/2026 •(c)(d)		$21,234	22,683
Nova Ljubljanska Banka dd
3.400% due 02/05/2030 •	EUR	9,800	10,183
3.650% due 11/19/2029 •		3,000	3,033
Nykredit Realkredit A/S 6.250% due 10/26/2020 •(c)(d)		300	338
Permanent TSB Group Holdings PLC 2.125% due 09/26/2024 •		3,100	3,338
RCI Banque S.A. 2.625% due 02/18/2030 •		5,000	5,140
Regions Financial Corp. 5.750% due 06/15/2025 •(c)		$10,000	10,318
Royal Bank of Scotland Group PLC
6.000% due 12/19/2023		500	560
6.000% due 12/29/2025 •(c)(d)		13,600	13,811
7.500% due 08/10/2020 •(c)(d)		18,325	18,398
7.648% due 09/30/2031 •(c)		6,350	9,199

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

8.000% due 08/10/2025 •(c)(d)		2,200	2,433
8.625% due 08/15/2021 •(c)(d)		13,931	14,516
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(c)(d)	GBP	4,400	5,579
7.375% due 06/24/2022 •(c)(d)		4,205	5,341
Santander UK PLC 5.000% due 11/07/2023		$422	461
Societe Generale S.A.
6.750% due 04/06/2028 •(c)(d)		29,360	29,237
8.000% due 09/29/2025 •(c)(d)		1,450	1,617
Springleaf Finance Corp. 8.875% due 06/01/2025		5,000	5,355
SRLEV NV 9.000% due 04/15/2041 •(f)	EUR	10,000	11,699
Standard Chartered PLC 6.000% due 07/26/2025 •(c)(d)		$4,500	4,511
Stifel Financial Corp. 4.000% due 05/15/2030		5,000	5,305
Swiss Re Finance UK PLC 2.714% due 06/04/2052 •	EUR	1,500	1,754
Truist Financial Corp.
4.950% due 09/01/2025 •(c)		$20,000	20,500
5.100% due 03/01/2030 •(c)		15,000	15,526
UBS Group AG
5.750% due 02/19/2022 •(c)(d)	EUR	500	577
6.875% due 03/22/2021 •(c)(d)		$4,315	4,378
7.000% due 02/19/2025 •(c)(d)		7,400	8,174
7.125% due 08/10/2021 •(c)(d)		1,900	1,942
UniCredit SpA
5.459% due 06/30/2035 •		4,700	4,746
6.750% due 09/10/2021 •(c)(d)	EUR	8,800	9,722
7.500% due 06/03/2026 •(c)(d)		16,000	18,861
9.250% due 06/03/2022 •(c)(d)		500	599
Unione di Banche Italiane SpA
4.375% due 07/12/2029 •(f)		2,500	2,905
5.875% due 01/20/2025 •(c)		2,500	2,683
USB Realty Corp. 2.366% (US0003M + 1.147%) due 01/15/2022 ~(c)		$6,567	5,249
Virgin Money UK PLC
7.875% due 12/14/2028 •	GBP	1,750	2,298
9.250% due 06/08/2024 •(c)(d)		6,300	7,585
VIVAT NV 7.000% due 06/19/2025 •(c)(d)	EUR	12,900	14,817
			821,085
INDUSTRIALS 1.4%
Altice France Holding S.A. 8.000% due 05/15/2027		1,600	1,902
Enbridge, Inc.
5.500% due 07/15/2077 •		$7,000	6,711
6.250% due 03/01/2078 •		2,000	1,974
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,050	1,032
IM Group S.A.S. 6.625% due 03/01/2025	EUR	500	484
Volkswagen International Finance NV 3.875% due 06/17/2029 •(c)		7,900	8,738
			20,841
UTILITIES 2.9%
CMS Energy Corp. 4.750% due 06/01/2050 •		$10,000	10,216
Electricite de France S.A. 3.000% due 09/03/2027 •(c)	EUR	1,800	1,935
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		$7,000	7,649
Sempra Energy 4.875% due 10/15/2025 •(c)		15,000	15,037
Transcanada Trust 5.500% due 09/15/2079 •		5,000	4,996

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

Vodafone Group PLC 7.000% due 04/04/2079 •	3,600	4,223
		44,056
Total Corporate Bonds & Notes (Cost $884,116)		885,982
	SHARES
PREFERRED SECURITIES 36.7%
BANKING & FINANCE 34.9%
Abanca Corp. Bancaria S.A. 7.500% due 10/02/2023 •(c)	1,400,000	1,435
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(c)(d)	5,400,000	6,286
Banco Santander S.A.
4.375% due 01/14/2026 •(c)(d)	3,600,000	3,670
5.250% due 09/29/2023 •(c)(d)	1,400,000	1,491
6.250% due 09/11/2021 •(c)(d)	7,200,000	7,767
Bank of America Corp.
4.300% due 01/28/2025 •(c)	10,000,000	8,940
5.125% due 06/20/2024 •(c)	11,300,000	11,239
5.875% due 03/15/2028 •(c)	43,350,000	44,370
6.100% due 03/17/2025 •(c)	3,000,000	3,167
Bankia S.A. 6.375% due 09/19/2023 •(c)(d)	5,000,000	5,331
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(c)	2,000,000	2,065
CaixaBank S.A.
5.250% due 03/23/2026 •(c)(d)	14,000,000	14,041
6.750% due 06/13/2024 •(c)(d)	7,000,000	7,907
Charles Schwab Corp. 5.000% due 12/01/2027 •(c)	13,875,000	13,679
CIT Group, Inc. 5.625% due 12/15/2024 (c)	75,000	1,541
Citigroup, Inc.
4.700% due 01/30/2025 •(c)	15,000,000	13,326
5.000% due 09/12/2024 •(c)	6,600,000	6,224
5.900% due 02/15/2023 •(c)	5,000,000	4,974
5.950% due 05/15/2025 •(c)	13,500,000	13,430
6.300% due 05/15/2024 •(c)	27,554,000	27,621
Citizens Financial Group, Inc. 6.375% due 04/06/2024 •(c)	8,400,000	7,812
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(c)	2,000	204
Cooperatieve Rabobank UA 6.910% due 06/10/2038 •(c)(f)	150,000	296
Discover Financial Services 5.500% due 10/30/2027 •(c)	14,000,000	12,626
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(c)	12,500,000	11,381
5.875% due 09/15/2026 •(c)	7,600,000	7,918
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(c)	7,000,000	6,621
10.000% due 07/30/2020 (c)(e)	3,000	3,030
Goldman Sachs Group, Inc.
4.370% due 07/31/2020 ~(c)	2,000,000	1,853
4.400% due 02/10/2025 •(c)	5,000,000	4,456
4.950% due 02/10/2025 •(c)	16,100,000	15,391
5.000% due 11/10/2022 •(c)(f)	31,900,000	29,843
HBOS Sterling Finance Jersey LP
7.881% due 12/09/2031 •(c)(f)	3,000,000	5,680
7.881% due 12/09/2031 •(c)	2,700,000	5,112
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(c)(f)	8,813,000	14,543
HSBC Capital Funding LP 10.176% due 06/30/2030 •(c)	966,000	1,527
JPMorgan Chase & Co.
4.000% due 04/01/2025 •(c)	6,200,000	5,431
4.230% (US0003M + 3.470%) due 07/30/2020 ~(c)	7,815,000	7,129
4.600% due 02/01/2025 •(c)	37,000,000	33,035
5.000% due 08/01/2024 •(c)	10,000,000	9,627
6.100% due 10/01/2024 •(c)	16,400,000	16,817
Morgan Stanley
4.875% due 01/15/2025 (c)	280,000	6,902
5.850% (US0003M + 3.491%) due 04/15/2027 ~(c)	361,506	9,305
Nationwide Building Society 10.250% ~	73,204	14,196
RBS Capital Trust 6.425% due 01/03/2034 •(c)	6,200,000	9,090
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (c)	9,203,000	11,034

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

SVB Financial Group 5.250% due 02/15/2025 (c)	280,000	6,790
Synchrony Financial 5.625% due 11/15/2024 (c)	185,000	3,953
Truist Financial Corp. 5.050% due 12/15/2024 •(c)	11,400,000	10,314
U.S. Bancorp 5.300% due 04/15/2027 •(c)	9,850,000	9,955
Wells Fargo & Co.
4.750% due 03/15/2025 (c)	400,000	9,296
5.900% due 06/15/2024 •(c)	35,432,000	35,185
		524,856
INDUSTRIALS 1.3%
Energy Transfer Operating LP
6.750% due 05/15/2025 •(c)	3,000,000	2,525
7.125% due 05/15/2030 •(c)	7,000,000	5,994
General Electric Co. 5.000% due 01/21/2021 •(c)	11,595,000	9,121
Land O' Lakes, Inc. 7.000% due 09/18/2028 (c)	3,000,000	2,711
		20,351
UTILITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(c)	6,700,000	7,164
Total Preferred Securities (Cost $582,224)		552,371
SHORT-TERM INSTRUMENTS 1.0%
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.0%
0.105% due 07/23/2020 - 09/10/2020 (a)(b)(i)	15,404	15,403
Total Short-Term Instruments (Cost $15,403)		15,403
Total Investments in Securities (Cost $1,484,620)		1,456,614
	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	1,461,886	14,413
Total Short-Term Instruments (Cost $14,403)		14,413
Total Investments in Affiliates (Cost $14,403)		14,413
Total Investments 97.8% (Cost $1,499,023)		$1,471,027
Financial Derivative Instruments (g)(h) (0.4)%(Cost or Premiums, net $13)		(5,451)
Other Assets and Liabilities, net 2.6%		38,638
Net Assets 100.0%		$1,504,214

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	05/16/2017	$3,682	$3,030	0.20%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
CFR	(0.500)%	01/16/2020	TBD(2)	EUR	(2,675)	$(2,998)
DBL	0.300	06/22/2020	07/22/2020	(22,541)	(25,327)
0.900	06/22/2020	07/22/2020	GBP	(17,379)	(21,539)
JPS	(0.025)	06/04/2020	TBD(2)	$(822)	(822)
Total Reverse Repurchase Agreements	$(50,686)
(f)	Securities with an aggregate market value of $60,281 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(43,183) at a weighted average interest rate of 1.113%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	15	$1,886	$5	$0	$(1)
U.S. Treasury 10-Year Note September Futures	09/2020	117	16,283	45	0	(18)
$50	$0	$(19)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	185	$(36,689)	$(334)	$38	$0
United Kingdom Long Gilt September Futures	09/2020	238	(40,591)	31	47	(65)
$(303)	$85	$(65)
Total Futures Contracts	$(253)	$85	$(84)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(1)	6-Month GBP-LIBOR	0.500%	Semi-Annual	12/16/2030	GBP	6,200	$16	$(124)	$(108)	$0	$(17)
Receive(1)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050	700	(3)	(21)	(24)	0	(4)
Total Swap Agreements	$13	$(145)	$(132)	$0	$(21)
Cash of $3,327 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	07/2020	EUR	20,457	$22,931	$71	$(124)
07/2020	GBP	3,900	4,935	103	0
07/2020	$23,367	EUR	20,829	39	(4)
07/2020	8,343	GBP	6,722	0	(13)
CBK	07/2020	EUR	12,957	$14,659	101	0
07/2020	$2,369	EUR	2,111	2	0
GLM	07/2020	GBP	12,101	$15,086	130	(39)
HUS	07/2020	AUD	316	213	0	(5)
07/2020	EUR	3,064	3,426	0	(16)
07/2020	GBP	1,803	2,235	1	0
07/2020	$9,419	EUR	8,362	3	(27)
07/2020	63	GBP	50	0	(1)
08/2020	GBP	97,371	$119,409	0	(1,270)
08/2020	$990	GBP	807	10	0
JPM	07/2020	GBP	83,133	$102,254	6	(762)
07/2020	$8,885	EUR	7,872	0	(41)
SCX	07/2020	EUR	278,183	$309,624	0	(2,914)
07/2020	GBP	3,206	3,974	11	(9)
08/2020	EUR	278,897	313,465	0	(100)
TOR	07/2020	53,881	59,971	0	(565)
08/2020	50,471	56,727	0	(18)
Total Forward Foreign Currency Contracts	$477	$(5,908)
(i)

Securities with an aggregate market value of $3,489 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,858	$0	$2,858
Corporate Bonds & Notes
Banking & Finance	0	821,085	0	821,085
Industrials	0	20,841	0	20,841
Utilities	0	44,056	0	44,056
Preferred Securities
Banking & Finance	37,787	487,069	0	524,856
Industrials	0	20,351	0	20,351
Utilities	0	7,164	0	7,164
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	15,403	0	15,403
$37,787	$1,418,827	$0	$1,456,614
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,413	$0	$0	$14,413
Total Investments	$52,200	$1,418,827	$0	$1,471,027
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	85	0	0	85
Over the counter	0	477	0	477

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2020 (Unaudited)

	$85	$477	$0	$562
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(21)	0	(105)
Over the counter	0	(5,908)	0	(5,908)
	$(84)	$(5,929)	$0	$(6,013)
Total Financial Derivative Instruments	$1	$(5,452)	$0	$(5,451)
Totals	$52,201	$1,413,375	$0	$1,465,576

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		$1,057	$1,018
Total Loan Participations and Assignments (Cost $1,055)			1,018
CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 11.5%
AerCap Ireland Capital DAC
4.450% due 12/16/2021		400	404
4.500% due 05/15/2021		350	352
Ally Financial, Inc.
4.250% due 04/15/2021		240	244
4.625% due 05/19/2022		140	146
7.500% due 09/15/2020		2,195	2,217
American Tower Corp. 3.800% due 08/15/2029		1,123	1,278
Banco Bilbao Vizcaya Argentaria S.A. 0.346% due 04/12/2022 •	EUR	3,000	3,367
Banco del Estado de Chile 4.125% due 10/07/2020		$5,557	5,589
Bank of America Corp. 1.117% (US0003M + 0.790%) due 03/05/2024 ~		801	798
Barclays Bank PLC
7.625% due 11/21/2022 (h)		801	873
10.179% due 06/12/2021		2,165	2,342
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		1,323	1,311
3.200% due 08/10/2021		472	483
4.337% due 01/10/2028		200	222
4.610% due 02/15/2023 •		2,317	2,440
4.972% due 05/16/2029 •		200	234
5.088% due 06/20/2030 •		200	228
5.200% due 05/12/2026		200	224
7.125% due 06/15/2025 •(g)(h)	GBP	882	1,084
7.875% due 03/15/2022 •(g)(h)		$200	204
8.000% due 12/15/2020 •(g)(h)	EUR	2,419	2,733
8.000% due 06/15/2024 •(g)(h)		$200	207
BNP Paribas S.A. 0.340% (EUR003M + 0.620%) due 05/22/2023 ~	EUR	1,900	2,127
BOC Aviation Ltd. 4.000% due 01/25/2024		$200	210
CIT Group, Inc.
4.125% due 03/09/2021		328	329
5.000% due 08/15/2022		232	238
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		3,669	3,661
4.044% due 06/01/2024 •		1,282	1,393
CNH Industrial Capital LLC 4.375% due 11/06/2020		119	120
Cooperatieve Rabobank UA
2.500% due 01/19/2021		591	598
6.625% due 06/29/2021 •(g)(h)	EUR	1,000	1,158
Credit Suisse Group AG 6.375% due 08/21/2026 •(g)(h)		$574	583
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	500	560
1.599% (US0003M + 1.230%) due 02/27/2023 ~		$1,123	1,080
3.961% due 11/26/2025 •		2,927	3,074
4.250% due 10/14/2021		2,126	2,183
Equitable Holdings, Inc. 4.350% due 04/20/2028		441	494
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	515
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$3,317	3,291
1.576% (US0003M + 1.270%) due 03/28/2022 ~		558	522
2.183% (US0003M + 0.810%) due 04/05/2021 ~		1,506	1,446
3.087% due 01/09/2023		1,163	1,108
3.157% due 08/04/2020		558	556
3.550% due 10/07/2022		626	610

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

General Motors Financial Co., Inc.
1.041% (US0003M + 0.540%) due 11/06/2020 ~		200	199
1.618% (US0003M + 1.310%) due 06/30/2022 ~		132	129
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~		2,419	2,426
1.963% (US0003M + 1.600%) due 11/29/2023 ~		40	41
GSPA Monetization Trust 6.422% due 10/09/2029		43	42
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		441	421
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		200	198
2.873% (US0003M + 1.500%) due 01/05/2022 ~		200	203
3.000% due 05/29/2030 •	GBP	922	1,213
4.292% due 09/12/2026 •		$472	526
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		200	199
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(g)(h)	EUR	1,003	1,125
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		$1,242	1,244
1.514% due 06/01/2024 •		2,500	2,542
1.933% (US0003M + 0.890%) due 07/23/2024 ~		1,042	1,044
2.182% due 06/01/2028 •		4,000	4,143
2.250% (US0003M + 1.230%) due 10/24/2023 ~		119	120
3.797% due 07/23/2024 •		441	478
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		360	362
2.858% due 03/17/2023 •		2,045	2,107
4.050% due 08/16/2023		1,404	1,528
4.550% due 08/16/2028		801	940
7.500% due 09/27/2025 •(g)(h)		2,539	2,636
7.625% due 06/27/2023 •(g)(h)	GBP	560	711
Mitsubishi UFJ Financial Group, Inc.
1.851% (US0003M + 0.860%) due 07/26/2023 ~		$441	440
2.623% due 07/18/2022		2,389	2,481
Morgan Stanley 1.668% (US0003M + 1.220%) due 05/08/2024 ~		81	82
Nationwide Building Society 4.363% due 08/01/2024 •		500	541
Navient Corp.
5.000% due 10/26/2020		300	299
5.500% due 01/25/2023		81	78
5.875% due 03/25/2021		200	197
6.500% due 06/15/2022		447	441
6.625% due 07/26/2021		266	261
7.250% due 01/25/2022		232	233
Nissan Motor Acceptance Corp.
0.996% due 09/28/2022 •		100	92
1.900% due 09/14/2021		172	169
2.600% due 09/28/2022		706	691
2.650% due 07/13/2022		729	718
3.650% due 09/21/2021		497	498
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		221	208
Royal Bank of Scotland Group PLC
2.875% due 09/19/2026 •	GBP	158	204
4.269% due 03/22/2025 •		$500	544
4.892% due 05/18/2029 •		842	994
5.076% due 01/27/2030 •		200	240
7.500% due 08/10/2020 •(g)(h)		1,404	1,410
8.000% due 08/10/2025 •(g)(h)		440	487
8.625% due 08/15/2021 •(g)(h)		2,617	2,727
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		801	886
Santander UK PLC 2.875% due 06/18/2024		3,313	3,535
SL Green Realty Corp. 4.500% due 12/01/2022		522	533
Societe Generale S.A.
1.000% due 04/01/2022	EUR	1,100	1,247
6.750% due 04/07/2021 •(g)(h)		180	201
Springleaf Finance Corp.
5.625% due 03/15/2023		$119	121
6.125% due 05/15/2022		266	272
7.750% due 10/01/2021		711	741
8.250% due 12/15/2020		281	290
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		1,444	1,448
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025 (a)		2,600	2,603
2.130% due 07/08/2030 (a)		4,600	4,620
UBS AG
4.750% due 02/12/2026 •(h)	EUR	1,483	1,702
5.125% due 05/15/2024 (h)		$640	697
7.625% due 08/17/2022 (h)		1,703	1,900

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

UBS Group AG
2.950% due 09/24/2020		200	201
4.125% due 09/24/2025		200	227
UBS Group Funding Switzerland AG 0.311% (EUR003M + 0.700%) due 09/20/2022 ~	EUR	4,100	4,611
UniCredit SpA
6.572% due 01/14/2022		$1,000	1,057
6.750% due 09/10/2021 •(g)(h)	EUR	300	331
Wells Fargo & Co. 2.393% due 06/02/2028 •		$9,300	9,616
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,123	1,325
			129,612
INDUSTRIALS 2.1%
AbbVie, Inc. 2.900% due 11/06/2022		$858	901
BAT Capital Corp. 3.222% due 08/15/2024		40	43
BAT International Finance PLC 3.950% due 06/15/2025		119	131
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		119	119
3.650% due 03/15/2023		206	220
Canadian Pacific Railway Co. 4.500% due 01/15/2022		81	85
Centene Corp. 4.750% due 01/15/2025		682	699
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		1,404	1,409
4.464% due 07/23/2022		4,559	4,862
4.908% due 07/23/2025		401	460
Comcast Corp. 3.950% due 10/15/2025		203	233
DAE Funding LLC
4.000% due 08/01/2020		200	199
5.250% due 11/15/2021		100	99
Daimler Finance North America LLC
1.211% (US0003M + 0.670%) due 11/05/2021 ~		150	148
1.292% (US0003M + 0.900%) due 02/15/2022 ~		2,153	2,128
Dell International LLC 4.420% due 06/15/2021		2,100	2,159
Fairstone Financial, Inc. 7.875% due 07/15/2024		281	276
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		759	759
Huntsman International LLC 5.125% due 11/15/2022		300	318
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	722	801
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$678	691
Imperial Brands Finance PLC 3.500% due 07/26/2026		2,791	2,988
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,163	1,248
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		$200	208
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		536	537
Pernod Ricard S.A. 4.450% due 01/15/2022		300	317
Reynolds American, Inc. 4.000% due 06/12/2022		40	42
Sasol Financing USA LLC 5.875% due 03/27/2024		200	179
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		601	599
Woodside Finance Ltd. 4.600% due 05/10/2021		100	102
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	522	5
ZF North America Capital, Inc. 4.500% due 04/29/2022		$150	155
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		1,069	1,110
			24,230
UTILITIES 1.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		1,764	1,773
1.498% (US0003M + 1.180%) due 06/12/2024 ~		4,018	4,027
2.169% (US0003M + 0.950%) due 07/15/2021 ~		2,489	2,510

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020	20	20
Pacific Gas and Electric Co. 2.500% due 02/01/2031	2,700	2,646
Petrobras Global Finance BV 5.093% due 01/15/2030	541	540
Rio Oil Finance Trust 8.200% due 04/06/2028	480	484
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	460	461
Sprint Communications, Inc.
6.000% due 11/15/2022	767	810
11.500% due 11/15/2021	198	220
Sprint Corp.
7.250% due 09/15/2021	1,753	1,840
7.875% due 09/15/2023	241	272
		15,603
Total Corporate Bonds & Notes (Cost $167,432)		169,445
MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035	75	75
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	480	653
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	320	442
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	110	121
6.725% due 04/01/2035	235	259
		1,475
NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (e)	770	737
Total Municipal Bonds & Notes (Cost $1,920)		2,287
U.S. GOVERNMENT AGENCIES 29.8%
Fannie Mae
2.310% due 08/01/2022	80	82
2.870% due 09/01/2027	401	448
3.361% due 03/01/2034 •	46	47
3.848% due 12/01/2034 •	41	42
4.500% due 09/25/2040	827	1,068
Freddie Mac
2.235% due 07/15/2035 •	9,900	9,978
3.500% due 07/15/2042	2,793	2,990
4.000% due 01/01/2048 - 03/01/2049	2,555	2,717
6.500% due 05/01/2035	111	127
Ginnie Mae
0.523% due 08/20/2047 •	293	291
1.336% due 04/20/2068 •	1,240	1,252
3.125% due 11/20/2044 •	679	709
Ginnie Mae, TBA 5.000% due 07/01/2050	4,800	5,214
Small Business Administration
5.490% due 03/01/2028	22	25
6.020% due 08/01/2028	184	203
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	18,253	19,270
4.000% due 12/01/2040 - 08/01/2049	10,765	11,533
6.000% due 08/01/2036 - 04/01/2041	568	654
6.500% due 09/01/2036	77	87
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	158,500	164,768
3.500% due 07/01/2050 - 08/01/2050	69,200	72,785
4.000% due 07/01/2050	8,500	9,007
4.500% due 07/01/2050	30,500	32,776
Total U.S. Government Agencies (Cost $333,402)		336,073
U.S. TREASURY OBLIGATIONS 31.5%
U.S. Treasury Bonds
3.000% due 08/15/2048	588	809
3.000% due 02/15/2049	11,404	15,740
4.625% due 02/15/2040	1,648	2,673
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	36,824	37,360

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

0.125% due 04/15/2022 (m)		19,442	19,746
0.375% due 07/15/2025		3,028	3,238
0.375% due 01/15/2027		2,176	2,348
0.625% due 07/15/2021 (m)		7,727	7,869
0.625% due 01/15/2026		2,579	2,797
0.625% due 02/15/2043		892	1,053
1.000% due 02/15/2046		2,056	2,663
1.000% due 02/15/2049		5,938	7,941
1.375% due 02/15/2044		7,262	9,926
2.000% due 01/15/2026		5,543	6,450
2.375% due 01/15/2027 (m)		3,297	4,009
U.S. Treasury Notes
3.000% due 09/30/2025 (o)		13,090	14,916
1.125% due 09/30/2021 (m)(o)		17,200	17,404
1.500% due 08/15/2026 (o)		4,700	5,008
1.625% due 02/15/2026 (o)		3,300	3,531
1.750% due 12/31/2024 (m)(o)		12,800	13,659
2.125% due 05/15/2025 (m)(o)		33,150	36,103
2.375% due 05/15/2029 (k)		7,000	8,079
2.625% due 12/31/2025 (o)		9,212	10,355
2.625% due 02/15/2029		85,398	100,081
3.000% due 10/31/2025 (o)		19,765	22,555
Total U.S. Treasury Obligations (Cost $321,145)			356,313
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Adjustable Rate Mortgage Trust 4.024% due 01/25/2036 ^~		1,086	922
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		311	284
Banc of America Funding Trust 3.943% due 09/20/2046 ^~		1,409	1,263
Bear Stearns Adjustable Rate Mortgage Trust 3.833% due 08/25/2033 ~		39	38
Bear Stearns ALT-A Trust
0.505% due 08/25/2036 •		170	151
3.769% due 05/25/2035 ~		57	55
Chase Mortgage Finance Trust 4.058% due 09/25/2036 ^~		354	308
CIM Trust 3.015% due 06/25/2057 ~		4,141	4,204
Citigroup Mortgage Loan Trust
0.425% due 11/25/2036 •		84	84
3.228% due 09/25/2059 þ		1,226	1,235
3.258% due 04/25/2066 ~		825	831
3.934% due 09/25/2037 ^~		26	25
CitiMortgage Alternative Loan Trust 0.785% due 04/25/2037 •		407	313
Countrywide Alternative Loan Trust
0.305% due 12/25/2046 •		1,854	1,683
0.355% due 11/25/2036 •		329	335
5.500% due 06/25/2025		504	501
5.500% due 05/25/2035		733	709
5.500% due 11/25/2035 ^		187	154
6.000% due 12/25/2035 ^		666	610
6.000% due 05/25/2036 ^		78	56
6.250% due 08/25/2036		1,233	1,003
7.000% due 10/25/2037		161	93
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^		427	327
6.000% due 02/25/2037 ^		461	366
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •		144	135
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~		1,717	1,782
3.568% due 06/25/2050 ~		940	755
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.375% due 02/25/2037 ^•		1,419	1,238
0.685% due 02/25/2035 •		99	95
Downey Savings & Loan Association Mortgage Loan Trust 0.384% due 10/19/2036 •		325	273
First Horizon Alternative Mortgage Securities Trust 3.277% due 06/25/2036 ^~		1,066	945
HarborView Mortgage Loan Trust 0.399% due 12/19/2036 •		491	395
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	3,347	4,147
Impac CMB Trust 0.825% due 03/25/2035 •		$341	327
IndyMac Mortgage Loan Trust
0.385% due 11/25/2046 •		1,392	1,232
0.665% due 07/25/2035 •		449	413
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		882	866
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		130	130

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

3.343% due 07/27/2037 ~		208	212
5.750% due 01/25/2036 ^		15	11
Lehman Mortgage Trust 0.835% due 11/25/2036 •		326	189
Lehman XS Trust 0.410% due 08/25/2046 •		804	722
Luminent Mortgage Trust 3.751% due 04/25/2036 ~		1,443	1,232
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		304	273
Merrill Lynch Alternative Note Asset Trust
0.338% due 02/25/2037 •		1	1
0.385% due 03/25/2037 •		3,434	1,306
6.000% due 03/25/2037		87	56
Merrill Lynch Mortgage Investors Trust
3.339% due 02/25/2036 ~		3	3
3.414% due 04/25/2035 ~		26	25
MF1 Ltd. 1.315% due 12/25/2034 •		2,005	1,977
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		141	101
MortgageIT Trust 0.705% due 12/25/2035 •		751	715
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		3,449	3,642
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,965	2,065
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		50	35
NovaStar Mortgage Funding Trust 0.595% due 09/25/2046 •		1,067	461
Prime Mortgage Trust 6.000% due 06/25/2036 ^		210	204
RBSSP Resecuritization Trust
0.418% due 02/26/2037 •		441	435
0.674% due 04/26/2037 •		23	23
Ready Capital Mortgage Financing LLC 2.350% due 02/25/2035 •		3,400	3,425
Residential Accredit Loans, Inc. Trust
0.435% due 08/25/2037 •		27	24
2.624% due 10/25/2037 ~		717	632
6.000% due 01/25/2037 ^		77	69
6.000% due 03/25/2037		193	173
Residential Funding Mortgage Securities, Inc. Trust 4.315% due 04/25/2037 ~		396	348
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	22,434	27,714
Sequoia Mortgage Trust 3.530% due 09/20/2046 ^~		$251	192
Structured Adjustable Rate Mortgage Loan Trust
3.654% due 08/25/2035 ~		65	50
3.945% due 03/25/2036 ^~		78	69
Structured Asset Securities Corp. 5.500% due 06/25/2035		939	995
Thornburg Mortgage Securities Trust
2.713% due 03/25/2044 ~		170	166
3.470% due 12/25/2044 ~		189	185
3.732% due 09/25/2037 ~		3	3
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	26,208	32,391
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		1,432	1,775
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		$38	37
0.965% due 01/25/2045 •		1,519	1,498
2.504% due 02/25/2046 •		135	129
3.147% due 06/25/2037 ^~		263	222
3.163% due 06/25/2037 ^~		105	97
3.820% due 01/25/2035 ~		113	112
3.828% due 12/25/2035 ~		464	449
3.861% due 10/25/2035 ~		49	48
Washington Mutual Mortgage Pass-Through Certificates Trust
0.265% due 09/25/2036 •		732	257
0.435% due 02/25/2036 •		973	783
2.254% due 02/25/2047 ^•		1,555	1,327
2.444% due 04/25/2046 •		130	113
Wells Fargo Mortgage-Backed Securities Trust 4.770% due 09/25/2036 ^~		19	18
Total Non-Agency Mortgage-Backed Securities (Cost $116,814)			115,272
ASSET-BACKED SECURITIES 9.2%
Aames Mortgage Investment Trust 1.175% due 07/25/2035 •		1,509	1,491
Accredited Mortgage Loan Trust 0.445% due 09/25/2036 •		788	758

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Argent Securities Trust 0.375% due 03/25/2036 •		1,916	1,737
Asset-Backed Securities Corp. Home Equity Loan Trust 0.995% due 06/25/2034 •		1,457	1,386
Avery Point CLO Ltd. 2.115% due 07/17/2026 •		862	856
Bear Stearns Asset-Backed Securities Trust
1.235% due 08/25/2037 •		1,096	969
4.124% due 07/25/2036 ~		91	90
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	360	399
Cairn CLO BV 0.670% due 01/31/2030 •		1,364	1,506
Centex Home Equity Loan Trust 0.830% due 03/25/2034 •		$163	157
CIFC Funding Ltd. 1.851% due 10/25/2027 •		1,682	1,659
Citigroup Mortgage Loan Trust
0.375% due 05/25/2037 •		1,261	918
0.445% due 03/25/2036 •		2,413	2,238
6.750% due 05/25/2036 þ		179	122
Citigroup Mortgage Loan Trust, Inc.
0.485% due 10/25/2036 •		908	882
1.085% due 09/25/2035 ^•		1,364	1,253
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 •		817	716
0.385% due 02/25/2037 •		391	346
Countrywide Asset-Backed Certificates Trust
0.325% due 03/25/2037 •		409	383
0.335% due 03/25/2047 ^•		1,407	1,373
0.345% due 03/25/2037 •		37	36
0.925% due 08/25/2047 •		701	670
Crown Point CLO Ltd.
2.075% due 07/17/2028 •		1,511	1,490
2.305% due 10/20/2028 •		693	684
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		2,883	954
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	1,163	1,294
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •		$844	820
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		972	944
Encore Credit Receivables Trust 0.920% due 09/25/2035 •		140	137
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	720	798
0.820% due 11/10/2030 •		800	893
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$1,045	1,031
First Franklin Mortgage Loan Trust
0.345% due 11/25/2036 •		660	636
0.495% due 09/25/2036 •		195	157
0.545% due 11/25/2035 •		1,049	978
Fremont Home Loan Trust
0.325% due 11/25/2036 •		537	354
0.335% due 10/25/2036 •		1,625	830
0.920% due 01/25/2035 •		557	546
0.920% due 07/25/2035 •		61	60
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		1,927	1,949
2.470% due 11/15/2023		1,732	1,754
2.580% due 07/17/2023		1,050	1,063
GoldenTree Loan Management EUR CLO DAC 0.000% due 07/20/2031 •(a)	EUR	2,600	2,921
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •		$1,614	1,590
GSAA Home Equity Trust
0.255% due 03/25/2036 •		322	151
0.505% due 04/25/2047 •		720	431
6.295% due 06/25/2036 þ		544	227
GSAMP Trust
0.275% due 01/25/2037 •		2,541	1,613
0.285% due 12/25/2046 •		238	140
0.315% due 12/25/2046 •		1,301	770
0.415% due 01/25/2037 •		522	411
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		66	66
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		530	442
JPMorgan Mortgage Acquisition Trust
0.395% due 10/25/2036 •		804	773
0.485% due 03/25/2037 •		1,724	1,524
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		670	686

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Long Beach Mortgage Loan Trust 0.405% due 02/25/2036 •		1,487	1,431
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	500	562
Merrill Lynch Mortgage Investors Trust
0.295% due 08/25/2037 •		$5,387	3,288
0.445% due 02/25/2037 •		3,600	1,446
Monarch Grove CLO 1.871% due 01/25/2028 •		862	852
Morgan Stanley ABS Capital, Inc. Trust
0.400% due 03/25/2037 •		1,218	624
1.115% due 07/25/2035 •		1,545	1,479
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		134	133
Mountain View CLO Ltd. 2.266% due 10/16/2029 •		1,118	1,093
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		358	148
NovaStar Mortgage Funding Trust 0.385% due 09/25/2037 •		1,158	1,092
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		1,204	1,184
Option One Mortgage Loan Trust
0.325% due 03/25/2037 •		420	321
0.545% due 01/25/2036 •		2,567	2,238
0.965% due 02/25/2035 •		1,022	988
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,042	1,164
Palmer Square Loan Funding Ltd. 1.920% due 10/24/2027 •		$2,557	2,531
Renaissance Home Equity Loan Trust
1.285% due 09/25/2037 •		339	162
5.586% due 11/25/2036 þ		850	446
Residential Asset Securities Corp. Trust
0.625% due 12/25/2035 •		1,885	1,696
0.765% due 06/25/2033 •		128	112
Securitized Asset-Backed Receivables LLC Trust 0.665% due 10/25/2035 •		1,924	1,671
Seneca Park CLO Ltd. 2.255% due 07/17/2026 •		230	229
SLM Student Loan Trust 2.491% due 04/25/2023 •		271	265
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,924	1,996
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		2,317	2,276
Soundview Home Loan Trust
0.355% due 07/25/2037 •		633	559
0.495% due 02/25/2036 •		1,204	1,073
1.485% due 10/25/2037 •		849	710
South Carolina Student Loan Corp. 1.350% due 09/03/2024 •		217	213
Specialty Underwriting & Residential Finance Trust 0.785% due 12/25/2036 •		1,128	1,086
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		428	431
Structured Asset Investment Loan Trust 0.965% due 02/25/2035 •		2,235	2,179
Structured Asset Securities Corp. Mortgage Loan Trust 0.525% due 02/25/2036 •		52	52
Symphony CLO Ltd.
2.099% due 04/15/2028 •		1,000	991
2.261% due 07/14/2026 •		2,505	2,481
Telos CLO Ltd.
2.085% due 04/17/2028 •		992	980
2.405% due 01/17/2027 •		1,266	1,257
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •		2,017	1,993
TICP CLO Ltd.
1.935% due 07/20/2027 •		382	377
1.975% due 04/20/2028 •		400	394
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	444
Towd Point Mortgage Trust
3.000% due 11/25/2058 ~		$980	1,002
3.466% due 10/25/2057 ~		1,885	1,922
Venture CLO Ltd.
2.248% due 10/22/2031 •		1,500	1,478
2.365% due 04/20/2029 •		6,186	6,093
Total Asset-Backed Securities (Cost $105,729)			104,204
SOVEREIGN ISSUES 4.9%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		2,968	1,178
5.875% due 01/11/2028 ^(c)		1,404	568

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	881	8
Brazil Government International Bond 4.750% due 01/14/2050		$572	539
Israel Government International Bond 4.125% due 01/17/2048		200	248
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	3,722,097	34,351
0.100% due 03/10/2029 (f)		1,927,087	17,839
Saudi Government International Bond
4.000% due 04/17/2025		$560	622
5.000% due 04/17/2049		300	372
Total Sovereign Issues (Cost $57,774)			55,725
		SHARES
PREFERRED SECURITIES 1.0%
BANKING & FINANCE 1.0%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		1,400,000	1,630
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		1,600,000	1,726
Farm Credit Bank of Texas 10.000% due 07/30/2020 (g)(i)		7,400	7,474
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)		382,000	348
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		68,000	82
Total Preferred Securities (Cost $11,554)			11,260
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.0%			362
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	1,620	15
U.S. TREASURY BILLS 0.3%
0.113% due 07/30/2020 - 09/17/2020 (d)(e)(k)(o)		$2,940	2,940
Total Short-Term Instruments (Cost $3,321)			3,317
Total Investments in Securities (Cost $1,120,146)			1,154,914
		SHARES
INVESTMENTS IN AFFILIATES 26.8%
SHORT-TERM INSTRUMENTS 26.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.8%
PIMCO Short-Term Floating NAV Portfolio III		30,704,248	302,713
Total Short-Term Instruments (Cost $302,443)			302,713
Total Investments in Affiliates (Cost $302,443)			302,713
Total Investments 129.0% (Cost $1,422,589)			$1,457,627
Financial Derivative Instruments (l)(n) (4.1)%(Cost or Premiums, net $(1,109))			(45,933)
Other Assets and Liabilities, net (24.9)%			(281,801)
Net Assets 100.0%			$1,129,893

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	09/30/2010	$7,622	$7,474	0.66%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$362	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(369)	$362	$362
Total Repurchase Agreements	$(369)	$362	$362
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.240%	04/13/2020	07/13/2020	$(8,094)	$(8,098)
Total Reverse Repurchase Agreements	$(8,098)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$25,100	$(26,626)	$(26,611)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2050	4,800	(5,245)	(5,246)
Total U.S. Government Agencies	(31,871)	(31,857)
Sovereign Issues (1.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	18,400	(18,947)	(19,508)
Total Short Sales (4.5)%	$(50,818)	$(51,365)
(k)	Securities with an aggregate market value of $8,340 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(54,855) at a weighted average interest rate of 0.468%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

(2)	Payable for short sales includes $52 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	411	$89,662	$(324)	$0	$(424)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	22	$(4,363)	$(37)	$4	$0
U.S. Treasury 2-Year Note September Futures	09/2020	655	(144,642)	(13)	0	(10)
U.S. Treasury 5-Year Note September Futures	09/2020	815	(102,480)	(233)	26	0
U.S. Treasury 10-Year Note September Futures	09/2020	1,474	(205,139)	(583)	230	0
U.S. Treasury 30-Year Bond September Futures	09/2020	1,018	(181,777)	(497)	477	0
United Kingdom Long Gilt September Futures	09/2020	14	(2,388)	3	3	(4)
$(1,360)	$740	$(14)
Total Futures Contracts	$(1,684)	$740	$(438)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-25 5-Year Index	(1.000)%	Quarterly	12/20/2020	$22,221	$(445)	$400	$(45)	$0	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$6,916	$417	$(402)	$15	$40	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	3,610	(18)	(4)	(22)	26	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	156,400	2,348	(520)	1,828	223	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	26,100	459	36	495	82	0
$3,206	$(890)	$2,316	$371	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	67,300	$(493)	$2,650	$2,157	$0	$(39)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	13,900	(137)	3,600	3,463	0	(65)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	6,700	47	986	1,033	0	(29)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020	$136,000	(430)	1,594	1,164	7	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	50,200	646	132	778	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022	9,700	(20)	(472)	(492)	0	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	41,000	30	1,817	1,847	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	7,800	28	(451)	(423)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	288,100	(11,117)	(2,221)	(13,338)	125	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	426,000	(11,434)	(8,278)	(19,712)	171	0
Pay	3-Month USD-LIBOR	2.000	Quarterly	06/20/2025	62,800	2,525	(2,525)	0	12	(12)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	28,900	(103)	(1,707)	(1,810)	31	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	229,200	4,896	7,662	12,558	0	(254)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	44,000	403	(6,976)	(6,573)	56	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	19,300	(57)	(1,860)	(1,917)	37	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	158,600	4,264	5,332	9,596	0	(327)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	144,600	8,568	196	8,764	0	(347)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048	1,700	49	(726)	(677)	15	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	5,700	(13)	(2,070)	(2,083)	56	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	2,900	(21)	(840)	(861)	27	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	12,700	(86)	(2,813)	(2,899)	116	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	800	(3)	(208)	(211)	7	0
Receive(5)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	18,000	0	(1,257)	(1,257)	0	(24)
Receive(5)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	96,600	(650)	(6,693)	(7,343)	0	(129)
Pay(5)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	21,300	0	1,556	1,556	0	(9)
Pay(5)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	104,500	801	7,414	8,215	0	(41)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	5,710,000	(1,656)	60	(1,596)	49	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,800	(3)	(279)	(282)	15	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	1,300	5	477	482	0	(26)
Receive	CPURNSA	1.667	Maturity	06/19/2024	$31,700	0	(805)	(805)	24	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	6,900	(4)	430	426	0	(35)
Pay	UKRPI	3.593	Maturity	11/15/2028	3,500	0	280	280	0	(18)
Pay	UKRPI	3.595	Maturity	11/15/2028	12,500	152	853	1,005	0	(63)
Pay	UKRPI	3.603	Maturity	11/15/2028	3,300	0	270	270	0	(17)
Pay	UKRPI	3.415	Maturity	02/15/2030	29,500	217	357	574	0	(195)
$(3,596)	$(4,515)	$(8,111)	$751	$(1,631)
Total Swap Agreements	$(835)	$(5,005)	$(5,840)	$1,122	$(1,632)
(m)	Securities with an aggregate market value of $22,087 and cash of $2,375 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$13,410	JPY	1,432,834	$0	$(140)
07/2020	4,478	ZAR	85,037	420	0
08/2020	JPY	1,432,834	$13,415	140	0
08/2020	RUB	22,246	321	10	0
09/2020	CNH	47,799	6,672	0	(62)
09/2020	TWD	293,294	10,055	0	(22)
09/2020	$666	TWD	19,665	10	0
BPS	07/2020	BRL	49,641	$9,264	136	0
07/2020	EUR	3,780	4,291	45	0
07/2020	GBP	23,520	29,762	618	0
07/2020	RUB	137,490	1,988	60	0
07/2020	TWD	235,902	8,011	0	(33)
07/2020	$9,065	BRL	49,641	63	0
07/2020	607	EUR	541	0	0
07/2020	1,076	GBP	851	0	(22)
09/2020	TWD	15,854	$544	0	(1)
CBK	07/2020	CAD	1,691	1,234	0	(12)
07/2020	$4,724	ZAR	87,019	288	0
07/2020	ZAR	198,086	$10,526	0	(881)
DUB	07/2020	BRL	49,641	9,065	0	(63)
07/2020	$9,411	BRL	49,641	0	(282)
08/2020	BRL	49,641	$9,401	287	0
GLM	07/2020	GBP	33,900	42,134	275	(147)
07/2020	$791	EUR	704	0	0
HUS	07/2020	AUD	136	$92	0	(2)
07/2020	CAD	17,269	12,774	54	0
07/2020	$20,350	CAD	27,613	9	(19)
07/2020	7,986	TWD	235,903	58	0
07/2020	2,536	ZAR	46,800	159	0
08/2020	CAD	1,353	$988	0	(9)
08/2020	GBP	56,569	69,372	0	(738)
09/2020	TWD	235,902	8,043	0	(62)
09/2020	$6,595	CNY	47,265	65	0
01/2021	BRL	2,050	$316	0	(58)
JPM	07/2020	CAD	25,867	19,100	46	0
07/2020	$2,114	EUR	1,871	0	(12)
07/2020	1,151	RUB	80,454	0	(23)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020		5,091	ZAR	93,303		282	0
	07/2020	ZAR	55,331		$2,997		0	(189)
	08/2020		$1,119	RUB	78,109		0	(27)
MYI	07/2020		7,510	CAD	10,259		46	0
	07/2020		16,750	JPY	1,791,751		0	(156)
	08/2020	CAD	10,259		$7,511		0	(46)
	08/2020	JPY	1,791,751		16,757		156	0
	09/2020		$10,557	SGD	14,639		0	(50)
RBC	09/2020		7,929		11,020		0	(20)
SCX	07/2020	BRL	45,270	EUR	7,605		220	0
	07/2020	EUR	7,636	BRL	45,270		0	(255)
	07/2020		18,315		$20,385		0	(192)
	07/2020	JPY	2,734,000		25,567		246	0
	07/2020	ZAR	85,381		4,638		0	(279)
	08/2020	EUR	7,591	BRL	45,270		0	(224)
	08/2020		18,979		$21,331		0	(7)
SOG	07/2020		$1,511	ZAR	28,043		104	0
SSB	07/2020		1,037	CAD	1,400		0	(6)
TOR	07/2020	JPY	2,895,468		$26,896		80	0
	07/2020		$4,070	CAD	5,555		22	0
	07/2020		10,845	JPY	1,159,964		0	(102)
	08/2020	CAD	5,555		$4,071		0	(22)
	08/2020	JPY	1,159,964		10,849		102	0
UAG	07/2020		126,000		1,179		12	0
	07/2020		$11,646	JPY	1,244,918		0	(116)
	08/2020	JPY	1,244,918		$11,651		116	0
Total Forward Foreign Currency Contracts							$4,129	$(4,279)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	640,400	$1,577	$2,233
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	638,500	2,438	14,563
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	291,100	1,070	6,773
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	159,200	1,273	13,193
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	161,700	949	11,380
Total Purchased Options							$7,307	$48,142
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	2,000	$(1)	$(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,000	(4)	(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	2,100	(3)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	1,800	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	1,800	(4)	(4)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	1,500	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	1,500	(3)	(3)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,900	(2)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	1,900	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	4,100	(5)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	1,900	(3)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	1,500	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	1,500	(3)	(2)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	1,800	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	1,800	(2)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	1,800	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	1,800	(4)	(4)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	2,300	(3)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	2,300	(3)	(4)
GST	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,900	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	1,900	(3)	(2)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	1,700	(1)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	1,500	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	1,500	(3)	(2)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	1,600	(1)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	1,600	(4)	(3)
							$(62)	$(55)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	41,400	$(492)	$(1,073)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	85,300	(1,086)	(2,014)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	84,000	(1,273)	(13,440)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	85,400	(949)	(11,756)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	204,300	(2,438)	(16,354)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	93,200	(1,042)	(7,147)
$(7,280)	$(51,784)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	3,000	$(22)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	900	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	800	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	600	(2)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,300	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,400	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,400	(9)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	1,400	(9)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	1,600	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,000	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	900	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,200	(6)	(1)
$(94)	$(9)
Total Written Options	$(7,436)	$(51,848)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$711	$(145)	$79	$0	$(66)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	14,488	0.413% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	$92,023	$0	$30	$30	$0
Pay	S&P 500 Total Return Index	8,038	0.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	51,198	0	155	155	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

BPS	Pay	S&P 500 Total Return Index	1,930	0.573% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	12,259	0	6	6	0
	Pay	S&P 500 Total Return Index	27,291	0.487% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/11/2021	185,487	0	12,949	12,949	0
	Pay	S&P 500 Total Return Index	18,906	0.465% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	129,705	0	10,114	10,114	0
	Pay	S&P 500 Total Return Index	6,089	0.473% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	38,675	0	14	14	0
CBK	Pay	S&P 500 Total Return Index	7,304	0.503% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/22/2020	46,392	0	18	18	0
	Receive	ERAUSLT Index	354,844	0.485% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	126,250	0	(22,039)	0	(22,039)
	Receive	ERAUSLT Index	532,330	0.475% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	143,558	0	13,340	13,340	0
	Pay	S&P 500 Total Return Index	22,696	0.325% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	129,477	0	(14,559)	0	(14,559)
FAR	Pay	S&P 500 Total Return Index	16,712	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	105,540	0	(604)	0	(604)
	Receive	ERAUSLT Index	130,278	0.285% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/22/2020	39,800	0	(1,367)	0	(1,367)
GST	Pay	S&P 500 Total Return Index	8,923	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	56,031	0	(634)	0	(634)
	Pay	S&P 500 Total Return Index	15,621	0.493% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	99,219	0	39	39	0
JPM	Receive	ERAUSLT Index	734,437	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	218,084	0	(1,401)	0	(1,401)
	Receive	ERAUSLT Index	428,782	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	126,864	0	(355)	0	(355)
	Receive	ERAUSLT Index	248,372	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	73,752	0	(481)	0	(481)
	Receive	ERAUSLT Index	567,659	0.487% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/11/2021	201,905	0	(35,287)	0	(35,287)
SOG	Pay	S&P 500 Total Return Index	2,154	0.274% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	13,526	0	(154)	0	(154)
	Receive	ERAUSLT Index	319,984	0.451% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	93,342	0	1,037	1,037	0
UAG	Pay	S&P 500 Total Return Index	28,229	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	177,261	0	(2,020)	0	(2,020)
	Pay	S&P 500 Total Return Index	3,475	0.334% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/12/2020	21,821	0	(248)	0	(248)
	Receive	ERAUSLT Index	158,833	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	47,164	0	(308)	0	(308)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	ERAUSLT Index	424,682	0.483% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	125,307	0	(48)	0	(48)
							$0	$(41,803)	$37,702	$(79,505)
Total Swap Agreements							$(145)	$(41,724)	$37,702	$(79,571)
(o)

Securities with an aggregate market value of $77,367 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$1,018	$0		$1,018
Corporate Bonds & Notes
Banking & Finance					0	129,612	0		129,612
Industrials					0	24,230	0		24,230
Utilities					0	15,603	0		15,603
Municipal Bonds & Notes
California					0	75	0		75
Illinois					0	1,475	0		1,475
New Jersey					0	737	0		737
U.S. Government Agencies					0	336,073	0		336,073
U.S. Treasury Obligations					0	356,313	0		356,313
Non-Agency Mortgage-Backed Securities					0	115,272	0		115,272
Asset-Backed Securities					0	103,642	562		104,204
Sovereign Issues					0	55,725	0		55,725
Preferred Securities
Banking & Finance					0	11,260	0		11,260
Short-Term Instruments
Repurchase Agreements					0	362	0		362
Argentina Treasury Bills					0	15	0		15
U.S. Treasury Bills					0	2,940	0		2,940
					$0	$1,154,352	$562		$1,154,914
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$302,713	$0	$0		$302,713
Total Investments					$302,713	$1,154,352	$562		$1,457,627
Short Sales, at Value - Liabilities
Sovereign Issues					0	(19,508)	0		(19,508)
U.S. Government Agencies					0	(31,857)	0		(31,857)
					$0	$(51,365)	$0		$(51,365)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					740	1,122	0		1,862
Over the counter					0	89,973	0		89,973
					$740	$91,095	$0		$91,835
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(438)	(1,632)	0		(2,070)
Over the counter					(4)	(135,694)	0		(135,698)
					$(442)	$(137,326)	$0		$(137,768)
Total Financial Derivative Instruments					$298	$(46,231)	$0		$(45,933)
Totals					$303,011	$1,056,756	$562		$1,360,329

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 182.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$2,100	$2,090
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		4,100	4,094
Total Loan Participations and Assignments (Cost $6,195)			6,184
CORPORATE BONDS & NOTES 22.7%
BANKING & FINANCE 15.1%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		2,700	2,642
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(f)(g)	EUR	2,600	2,848
Banco del Estado de Chile 4.125% due 10/07/2020		$7,600	7,643
Barclays Bank PLC
7.625% due 11/21/2022 (g)		2,900	3,159
10.179% due 06/12/2021		9,400	10,167
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		6,400	6,344
4.610% due 02/15/2023 •		5,000	5,266
4.972% due 05/16/2029 •		2,200	2,579
7.125% due 06/15/2025 •(f)(g)	GBP	3,400	4,177
8.000% due 12/15/2020 •(f)(g)	EUR	2,800	3,163
Citigroup, Inc. 1.373% (US0003M + 1.023%) due 06/01/2024 ~		$5,900	5,887
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	3,800	4,400
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		$500	552
Danske Bank A/S 1.378% (US0003M + 1.060%) due 09/12/2023 ~		2,300	2,260
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,300	2,578
0.285% (EUR003M + 0.650%) due 09/10/2021 ~		800	889
1.599% (US0003M + 1.230%) due 02/27/2023 ~		$7,600	7,310
3.961% due 11/26/2025 •		2,200	2,310
4.250% due 10/14/2021		6,200	6,365
Discover Bank 4.650% due 09/13/2028		400	460
Emerald Bay S.A. 0.000% due 10/08/2020 (d)	EUR	1,600	1,761
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,000	2,241
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,900	2,218
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •		3,200	3,277
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$4,300	4,266
1.627% (US0003M + 1.235%) due 02/15/2023 ~		200	178
1.636% (US0003M + 1.080%) due 08/03/2022 ~		1,100	1,004
3.157% due 08/04/2020		8,100	8,076
3.937% (US0003M + 2.550%) due 01/07/2021 ~		1,400	1,379
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		2,800	2,808
GSPA Monetization Trust 6.422% due 10/09/2029		978	963
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		1,000	993
2.848% due 06/04/2031 •		500	512
4.292% due 09/12/2026 •		2,400	2,673
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		5,400	5,409
1.933% (US0003M + 0.890%) due 07/23/2024 ~		4,900	4,910
3.797% due 07/23/2024 •		1,900	2,061
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		3,300	3,314
2.858% due 03/17/2023 •		3,200	3,298
4.050% due 08/16/2023		3,100	3,374
4.550% due 08/16/2028		1,600	1,877
7.500% due 09/27/2025 •(f)(g)		2,500	2,595

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

7.625% due 06/27/2023 •(f)(g)	GBP	332	421
Nationwide Building Society 4.363% due 08/01/2024 •		$2,800	3,032
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		400	393
2.600% due 09/28/2022		500	490
2.650% due 07/13/2022		1,200	1,182
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,103
4.519% due 06/25/2024 •		1,800	1,957
4.892% due 05/18/2029 •		4,800	5,665
7.500% due 08/10/2020 •(f)(g)		4,200	4,217
8.000% due 08/10/2025 •(f)(g)		2,200	2,433
8.625% due 08/15/2021 •(f)(g)		1,900	1,980
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,800	4,206
Santander UK PLC 2.875% due 06/18/2024		6,300	6,721
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		5,100	5,113
UBS AG
4.750% due 02/12/2026 •(g)	EUR	5,500	6,313
5.125% due 05/15/2024 (g)		$7,963	8,667
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		2,000	2,004
2.950% due 09/24/2020		600	603
4.125% due 09/24/2025		700	794
UniCredit SpA 6.572% due 01/14/2022		5,300	5,601
Wells Fargo & Co. 3.000% due 02/19/2025		900	970
WP Carey, Inc. 4.000% due 02/01/2025		5,200	5,435
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,500	6,490
			217,976
INDUSTRIALS 5.4%
AbbVie, Inc.
2.900% due 11/06/2022		$3,600	3,779
3.375% due 11/14/2021		2,900	3,003
3.450% due 03/15/2022		1,500	1,559
4.875% due 02/15/2021		419	426
AutoNation, Inc. 3.350% due 01/15/2021		300	301
BAT Capital Corp. 3.222% due 08/15/2024		200	214
BAT International Finance PLC 3.950% due 06/15/2025		800	883
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		400	400
3.650% due 03/15/2023		1,143	1,220
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		6,500	6,525
4.464% due 07/23/2022		8,100	8,639
4.908% due 07/23/2025		1,900	2,180
CSN Resources S.A. 7.625% due 02/13/2023		450	419
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		2,700	2,669
Danone S.A. 2.077% due 11/02/2021		200	204
Dell International LLC 4.420% due 06/15/2021		5,800	5,962
Enterprise Products Operating LLC 3.500% due 02/01/2022		500	521
Fairstone Financial, Inc. 7.875% due 07/15/2024		1,288	1,266
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (a)	EUR	5,300	5,947
Imperial Brands Finance PLC
3.125% due 07/26/2024		$300	312
3.500% due 07/26/2026		300	321
INEOS Finance PLC 2.125% due 11/15/2025	EUR	5,000	5,364
Kraft Heinz Foods Co. 5.000% due 07/15/2035		$100	110
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		600	601
Micron Technology, Inc. 5.327% due 02/06/2029		3,030	3,629
Oracle Corp. 3.850% due 04/01/2060		5,200	6,117

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Reynolds American, Inc. 4.000% due 06/12/2022		100	106
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,435
5.400% due 08/08/2028		3,500	3,876
Sasol Financing USA LLC 5.875% due 03/27/2024		500	448
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		5,100	5,085
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	17,600	163
			77,984
UTILITIES 2.2%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		$9,000	9,046
1.498% (US0003M + 1.180%) due 06/12/2024 ~		5,700	5,713
2.169% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,235
NextEra Energy Capital Holdings, Inc. 2.750% due 05/01/2025		3,700	4,002
Petrobras Global Finance BV 5.093% due 01/15/2030		1,166	1,164
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020		17	17
Rio Oil Finance Trust 8.200% due 04/06/2028		1,700	1,715
Southern California Edison Co. 3.650% due 03/01/2028		4,850	5,450
Sprint Communications, Inc. 6.000% due 11/15/2022		900	951
Sprint Corp. 7.250% due 09/15/2021		300	315
			32,608
Total Corporate Bonds & Notes (Cost $319,458)			328,568
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		500	900
7.043% due 04/01/2050		1,100	1,977
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043		2,900	4,492
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	101
7.021% due 08/01/2040		100	101
			7,571
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		103	111
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		90	132
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		100	152
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		1,445	1,450
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		2,400	2,900
Total Municipal Bonds & Notes (Cost $8,852)			12,316
U.S. GOVERNMENT AGENCIES 47.8%
Fannie Mae
0.535% due 07/25/2037 •		30	30
0.565% due 07/25/2037 •		52	52
0.585% due 09/25/2035 •		107	107
0.905% due 06/25/2037 •		334	339
2.310% due 08/01/2022		393	404
2.870% due 09/01/2027		3,022	3,373
3.363% due 03/01/2022 ~		6,324	6,365

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	10	10
Freddie Mac
0.735% due 07/15/2041 •	253	254
0.885% due 08/15/2037 •	285	290
0.895% due 10/15/2037 •	47	47
0.905% due 05/15/2037 - 09/15/2037 •	329	333
3.500% due 05/01/2049	2,464	2,693
4.000% due 07/01/2047 - 03/01/2049	1,551	1,653
5.000% due 07/01/2023 - 09/01/2040	4,036	4,608
5.500% due 03/01/2037 - 04/01/2038	151	173
Ginnie Mae
0.523% due 08/20/2047 •	1,744	1,732
3.500% due 02/15/2045	145	154
5.000% due 08/15/2033 - 04/15/2042	5,339	6,067
Ginnie Mae, TBA 5.000% due 07/01/2050	10,000	10,863
Small Business Administration 6.220% due 12/01/2028	10	11
Uniform Mortgage-Backed Security
3.000% due 08/01/2021 - 10/01/2021	723	760
3.500% due 03/01/2027 - 05/01/2049	25	27
4.000% due 12/01/2024 - 06/01/2049	45,539	48,450
4.500% due 11/01/2023 - 06/01/2030	799	862
5.000% due 07/01/2023 - 12/01/2029	615	672
5.500% due 09/01/2025 - 09/01/2041	8,953	10,252
6.000% due 11/01/2021 - 05/01/2041	8,133	9,485
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050	27,000	27,496
2.500% due 08/01/2050	68,200	70,945
3.000% due 09/01/2050	185,800	195,023
3.500% due 07/01/2050 - 08/01/2050	171,300	180,168
4.000% due 07/01/2035 - 07/01/2050	56,000	59,373
4.500% due 07/01/2050	41,800	44,919
5.000% due 07/01/2050	2,000	2,186
Total U.S. Government Agencies (Cost $685,634)		690,176
U.S. TREASURY OBLIGATIONS 81.0%
U.S. Treasury Bonds
3.000% due 08/15/2048	800	1,100
3.000% due 02/15/2049 (n)	40,300	55,623
4.375% due 05/15/2040 (n)	7,900	12,487
4.625% due 02/15/2040	8,100	13,139
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (l)	107,129	108,689
0.125% due 04/15/2022 (j)(n)	39,016	39,627
0.125% due 01/15/2023 (l)(n)	29,108	29,850
0.375% due 07/15/2023 (n)	27,990	29,179
0.375% due 01/15/2027	32	34
0.625% due 07/15/2021 (l)	15,361	15,644
0.625% due 01/15/2026	7,533	8,168
0.625% due 02/15/2043	1,450	1,711
1.000% due 02/15/2046	7,251	9,391
1.000% due 02/15/2049 (j)	1,441	1,927
1.375% due 02/15/2044 (n)	7,262	9,926
U.S. Treasury Notes
3.000% due 09/30/2025 (j)(n)	60,800	69,284
1.500% due 08/15/2026 (n)	6,100	6,500
1.625% due 12/15/2022 (l)(n)	44,000	45,578
1.625% due 02/15/2026 (n)	6,400	6,848
1.750% due 12/31/2024 (j)	17,400	18,567
1.875% due 08/31/2022 (l)(n)	44,800	46,460
2.000% due 07/31/2022 (l)(n)	26,100	27,101
2.000% due 08/15/2025 (n)	8,300	9,013
2.000% due 11/15/2026 (n)	32,100	35,257
2.125% due 08/15/2021 (n)	300	307
2.125% due 05/15/2025 (n)	35,900	39,098
2.250% due 11/15/2025 (n)	1,100	1,212
2.375% due 08/15/2024 (l)(n)	22,650	24,648
2.625% due 12/31/2025 (n)	24,500	27,540
2.625% due 02/15/2029 (j)(n)	336,500	394,356
2.750% due 02/15/2024 (l)(n)	11,110	12,133
3.000% due 10/31/2025 (n)	61,100	69,723
Total U.S. Treasury Obligations (Cost $1,048,923)		1,170,120
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ	863	788
Banc of America Funding Trust
0.420% due 02/20/2047 •	3,589	3,427
4.013% due 02/20/2035 ~	65	67
Banc of America Mortgage Trust 3.234% due 06/25/2035 ~	45	40

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Bear Stearns ALT-A Trust 0.505% due 08/25/2036 •	2,253	2,002
Chase Mortgage Finance Trust 3.809% due 12/25/2035 ^~	525	490
Citigroup Mortgage Loan Trust
0.255% due 01/25/2037 •	329	288
3.880% due 10/25/2035 ^•	131	129
4.023% due 03/25/2034 ~	304	299
4.140% due 03/25/2036 ^•	243	233
Countrywide Alternative Loan Trust
0.305% due 12/25/2046 •	7,852	7,127
0.355% due 05/25/2047 •	785	703
0.385% due 05/25/2036 •	465	383
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 02/20/2036 ^•	16	15
5.500% due 09/25/2035 ^	5,499	4,861
6.000% due 07/25/2036	1,782	1,440
6.500% due 12/25/2037	1,911	1,270
Credit Suisse Mortgage Capital Certificates 0.987% due 11/30/2037 ~	5,800	5,030
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,494	1,274
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.345% due 01/25/2047 •	839	832
Downey Savings & Loan Association Mortgage Loan Trust 1.014% due 09/19/2044 •	194	180
First Horizon Mortgage Pass-Through Trust 3.998% due 10/25/2035 ^~	660	632
GSR Mortgage Loan Trust 4.121% due 09/25/2035 ~	78	78
HarborView Mortgage Loan Trust
0.414% due 07/19/2047 •	10,644	9,355
0.530% due 06/20/2035 •	691	691
0.694% due 01/19/2036 •	3,074	2,275
HomeBanc Mortgage Trust 0.495% due 03/25/2035 •	1,227	1,062
Impac CMB Trust 0.825% due 03/25/2035 •	872	835
IndyMac Mortgage Loan Trust 0.445% due 06/25/2035 •	212	186
JPMorgan Mortgage Trust
3.790% due 07/25/2035 ~	296	288
3.968% due 07/25/2035 ~	4,171	4,048
4.187% due 08/25/2035 ^~	184	166
5.750% due 01/25/2036 ^	14	10
Lehman Mortgage Trust 0.835% due 11/25/2036 •	1,950	1,132
Lehman XS Trust 0.410% due 08/25/2046 •	3,402	3,056
Luminent Mortgage Trust 3.751% due 04/25/2036 ~	17,971	15,338
Merrill Lynch Mortgage Investors Trust 4.063% due 09/25/2035 ^~	213	191
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	3,731	3,927
Morgan Stanley Mortgage Loan Trust
0.445% due 04/25/2035 •	1,173	1,150
3.386% due 07/25/2035 ~	547	484
6.315% due 06/25/2036 þ	4,384	1,844
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	6,656	6,995
4.500% due 05/25/2058 ~	5,552	6,011
Prime Mortgage Trust 6.000% due 06/25/2036 ^	979	949
Residential Accredit Loans, Inc. Trust
0.365% due 09/25/2036 •	2,373	2,108
0.685% due 08/25/2035 ^•	3,036	2,130
4.464% due 12/25/2035 ^~	2,603	2,278
4.999% due 09/25/2035 ^~	301	248
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	4,085	2,339
RESIMAC Bastille Trust 1.024% due 12/05/2059 •	1,142	1,135
Sequoia Mortgage Trust 0.750% due 07/20/2034 •	1,250	1,196
Structured Adjustable Rate Mortgage Loan Trust 1.335% due 12/25/2037 ^•	2,921	2,759
Structured Asset Mortgage Investments Trust 0.645% due 05/25/2045 •	7	7
Wachovia Mortgage Loan Trust LLC 4.219% due 10/20/2035 ^~	354	337
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 12/25/2045 •	632	579
0.765% due 11/25/2045 •	4,457	4,317
2.240% due 10/25/2046 •	4,342	3,856
2.240% due 11/25/2046 •	2,867	2,631

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

2.981% due 01/25/2037 ^~	353	315
3.163% due 06/25/2037 ^~	2,080	1,928
3.497% due 02/25/2037 ^~	1,222	1,153
3.526% due 12/25/2036 ^~	223	202
Washington Mutual Mortgage Pass-Through Certificates Trust 4.224% due 09/25/2036 þ	3,453	1,512
Total Non-Agency Mortgage-Backed Securities (Cost $124,107)		122,611
ASSET-BACKED SECURITIES 19.0%
ACE Securities Corp. Home Equity Loan Trust 0.800% due 12/25/2035 •	18,011	16,482
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.460% due 05/25/2033 •	873	853
Argent Securities Trust 0.335% due 07/25/2036 •	3,204	2,714
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •	2,400	2,372
B&M CLO Ltd. 1.906% due 04/16/2026 •	403	402
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •	1,139	1,389
0.865% due 10/25/2035 •	5,067	4,913
Carrington Mortgage Loan Trust 0.685% due 10/25/2035 •	7,041	6,517
CIFC Funding Ltd. 1.851% due 10/25/2027 •	3,400	3,353
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •	1,871	1,870
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	1,782	1,217
Citigroup Mortgage Loan Trust, Inc. 0.465% due 08/25/2036 •	13,000	11,918
Countrywide Asset-Backed Certificates
0.385% due 08/25/2036 •	4,963	4,883
0.425% due 04/25/2037 •	1,431	1,126
0.475% due 08/25/2036 •	100	98
0.905% due 11/25/2035 •	8,148	7,908
6.367% due 09/25/2046 þ	8,568	7,070
Countrywide Asset-Backed Certificates Trust
0.825% due 02/25/2036 •	14,000	13,219
0.985% due 08/25/2047 •	1,880	1,839
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •	5,850	5,774
Fremont Home Loan Trust
0.320% due 10/25/2036 •	2,536	2,256
0.325% due 01/25/2037 •	3,390	2,140
GLS Auto Receivables Issuer Trust 3.370% due 01/17/2023	1,912	1,929
GSAA Home Equity Trust
0.385% due 03/25/2037 •	7,411	2,992
5.995% due 03/25/2046 ^~	8,019	4,608
GSAMP Trust
0.315% due 12/25/2046 •	6,945	4,108
0.415% due 01/25/2037 •	3,800	2,990
GSRPM Mortgage Loan Trust 1.085% due 03/25/2035 •	4,100	3,827
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •	286	286
HSI Asset Securitization Corp. Trust 0.575% due 12/25/2035 •	21,531	18,967
IXIS Real Estate Capital Trust 0.585% due 03/25/2036 ^•	1,011	557
JPMorgan Mortgage Acquisition Trust 0.425% due 05/25/2036 •	2,971	2,950
Long Beach Mortgage Loan Trust
0.345% due 12/25/2036 •	2,331	1,687
0.405% due 02/25/2036 •	6,562	6,312
1.160% due 04/25/2035 •	6,830	6,652
MASTR Asset-Backed Securities Trust 0.285% due 08/25/2036 •	12,717	5,567
MASTR Specialized Loan Trust 0.935% due 11/25/2035 •	3,700	3,572
Morgan Stanley ABS Capital, Inc. Trust
0.265% due 11/25/2036 •	2,268	1,527
0.365% due 03/25/2037 •	4,950	2,490
Morgan Stanley Mortgage Loan Trust 5.963% due 01/25/2047 þ	485	275
Morgan Stanley Structured Trust 0.415% due 06/25/2037 •	7,970	7,825
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •	474	472
New Century Home Equity Loan Trust 0.965% due 03/25/2035 •	1,346	1,208
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.595% due 02/25/2036 •	1,439	1,425

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Option One Mortgage Loan Trust
0.325% due 01/25/2037 •		2,658	1,757
0.325% due 03/25/2037 •		3,077	2,700
0.405% due 04/25/2037 •		1,896	1,463
0.405% due 05/25/2037 •		2,557	1,808
0.965% due 02/25/2035 •		6,559	6,341
RAAC Trust 0.525% due 02/25/2036 •		1,768	1,755
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		6,284	3,297
Residential Asset Mortgage Products Trust 2.060% due 10/25/2034 •		6,712	6,078
Residential Asset Securities Corp. Trust
0.565% due 02/25/2036 •		1,973	1,974
0.625% due 12/25/2035 •		7,786	7,005
0.875% due 11/25/2035 •		900	869
1.055% due 08/25/2035 •		609	611
Saxon Asset Securities Trust 0.495% due 09/25/2037 •		4,878	4,595
Securitized Asset-Backed Receivables LLC Trust 0.425% due 07/25/2036 •		1,597	888
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		3,950	3,881
Soundview Home Loan Trust
0.355% due 08/25/2037 •		4,483	3,915
0.385% due 06/25/2037 •		4,351	3,435
1.485% due 10/25/2037 •		5,682	4,752
Specialty Underwriting & Residential Finance Trust 0.335% due 09/25/2037 •		2,437	1,886
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		7,761	7,860
Structured Asset Investment Loan Trust
1.115% due 06/25/2035 •		13,234	12,256
1.235% due 08/25/2034 •		1,067	1,061
TICP CLO Ltd.
1.935% due 07/20/2027 •		3,529	3,479
1.975% due 04/20/2028 •		2,800	2,760
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		2,983	2,973
Vericrest Opportunity Loan Transferee LLC 3.375% due 10/25/2047 þ		1,319	1,324
Washington Mutual Asset-Backed Certificates Trust 0.245% due 11/25/2036 •		3,925	1,614
Total Asset-Backed Securities (Cost $267,348)			274,876
SOVEREIGN ISSUES 1.3%
Argentina Government International Bond
3.750% due 12/31/2038 ^(b)		14,850	5,893
5.875% due 01/11/2028 ^(b)		6,900	2,792
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,530	13
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		8,330	78
Brazil Government International Bond 4.750% due 01/14/2050		$4,598	4,332
Israel Government International Bond 4.125% due 01/17/2048		1,000	1,243
Provincia de Buenos Aires 32.817% due 05/31/2022	ARS	5,480	44
Saudi Government International Bond
4.000% due 04/17/2025		$2,400	2,666
4.500% due 10/26/2046		400	461
5.000% due 04/17/2049		950	1,178
Total Sovereign Issues (Cost $24,890)			18,700
		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		2,400,000	2,794
Banco Santander S.A.
5.250% due 09/29/2023 •(f)(g)		200,000	213
6.250% due 09/11/2021 •(f)(g)		2,400,000	2,589
Farm Credit Bank of Texas 10.000% due 07/30/2020 (f)(h)		1,000	1,010
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(f)		2,045,000	1,866
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (f)		550,000	659

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Total Preferred Securities (Cost $9,623)			9,131
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (i) 0.1%			1,166
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
6.189% due 09/11/2020 - 10/29/2020 (c)(d)	ARS	19,175	196
30.365% due 08/28/2020 ~		20,372	197
32.786% due 09/18/2020 ~		13,000	124
			517
U.S. TREASURY BILLS 0.5%
0.114% due 07/21/2020 - 09/17/2020 (c)(d)(j)(n)		$6,881	6,880
Total Short-Term Instruments (Cost $8,559)			8,563
Total Investments in Securities (Cost $2,503,589)			2,641,245
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		17,304	171
Total Short-Term Instruments (Cost $170)			171
Total Investments in Affiliates (Cost $170)			171
Total Investments 182.8% (Cost $2,503,759)			$2,641,416
Financial Derivative Instruments (k)(m) (16.0)%(Cost or Premiums, net $(12,443))			(231,033)
Other Assets and Liabilities, net (66.8)%			(965,235)
Net Assets 100.0%			$1,445,148

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	09/30/2010	$1,030	$1,010	0.07%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$1,166	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(1,189)	$1,166	$1,166
Total Repurchase Agreements	$(1,189)	$1,166	$1,166
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2020	07/01/2020	$(1,605)	$(1,605)
0.210	06/16/2020	07/22/2020	(214,187)	(214,206)
JPS	0.180	06/30/2020	07/02/2020	(6,426)	(6,426)
Total Reverse Repurchase Agreements	$(222,237)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
NOM	0.100%	06/17/2020	07/15/2020	$(3,039)	$(3,039)
UBS	0.200	05/08/2020	07/08/2020	(55,124)	(55,141)
0.200	05/20/2020	07/20/2020	(123,970)	(123,999)
Total Sale-Buyback Transactions	$(182,179)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (7.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	07/01/2050	$44,500	$(47,401)	$(47,206)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	61,500	(65,238)	(65,202)
Total U.S. Government Agencies	(112,639)	(112,408)
Sovereign Issues (1.2)%
Canada Government International Bond	2.750%	12/01/2048	CAD	16,900	(17,403)	(17,918)
Total Short Sales (9.0)%	$(130,042)	$(130,326)
(j)	Securities with an aggregate market value of $403,789 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(311,999) at a weighted average interest rate of 0.165%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(15) of deferred price drop.
(3)	Payable for short sales includes $48 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	29	$(5,751)	$(49)	$6	$0
U.S. Treasury 2-Year Note September Futures	09/2020	3,976	(878,013)	(165)	0	(62)
U.S. Treasury 5-Year Note September Futures	09/2020	3,804	(478,323)	(1,142)	119	0
U.S. Treasury 10-Year Note September Futures	09/2020	2,702	(376,042)	(1,096)	422	0
U.S. Treasury 30-Year Bond September Futures	09/2020	241	(43,034)	30	113	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	368	(80,282)	(360)	380	0
United Kingdom Long Gilt September Futures	09/2020	17	(2,899)	2	3	(5)
Total Futures Contracts	$(2,780)	$1,043	$(67)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%	Quarterly	06/20/2025	$245,600	$(1,224)	$(1,646)	$(2,870)	$0	$(315)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
iTraxx Europe Main 33 5-Year Index	1.000%	Quarterly	06/20/2025	EUR	35,100	$617	$49	$666	$110	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	230,100	$(986)	$8,359	$7,373	$0	$(132)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	24,000	(340)	6,319	5,979	0	(113)
Receive	3-Month CAD-Bank Bill	1.390	Semi-Annual	03/18/2050	5,800	0	(15)	(15)	20	0
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	$116,100	(150)	5,380	5,230	0	(3)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	131,100	(37)	(17,037)	(17,074)	39	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	1,089,800	(36,051)	(14,376)	(50,427)	437	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	82,000	(70)	(5,065)	(5,135)	88	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	273,400	5,840	9,140	14,980	0	(303)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	77,000	1,143	(12,646)	(11,503)	98	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	80,200	(235)	(7,733)	(7,968)	153	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	414,700	19,090	6,002	25,092	0	(856)
Pay	3-Month USD-LIBOR	0.851	Semi-Annual	11/15/2045	7,400	0	(112)	(112)	0	(46)
Pay	3-Month USD-LIBOR	0.855	Semi-Annual	11/15/2045	9,400	0	(134)	(134)	0	(58)
Receive(5)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	21,100	0	(1,474)	(1,474)	0	(28)
Receive(5)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	112,200	(729)	(7,800)	(8,529)	0	(150)
Pay(5)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	24,900	0	1,818	1,818	0	(10)
Pay(5)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	121,600	929	8,631	9,560	0	(47)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	4,600	(6)	(714)	(720)	38	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	2,900	13	1,063	1,076	0	(59)
Receive	CPURNSA	1.667	Maturity	06/19/2024	$58,500	0	(1,485)	(1,485)	44	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,500	(2)	95	93	0	(8)
Pay	UKRPI	3.593	Maturity	11/15/2028	6,300	0	504	504	0	(32)
Pay	UKRPI	3.595	Maturity	11/15/2028	28,200	353	1,914	2,267	0	(143)
Pay	UKRPI	3.603	Maturity	11/15/2028	7,700	0	629	629	0	(39)
Pay	UKRPI	3.480	Maturity	01/15/2030	24,500	29	841	870	0	(154)
Pay	UKRPI	3.415	Maturity	02/15/2030	9,300	0	181	181	0	(61)
$(11,209)	$(17,715)	$(28,924)	$917	$(2,242)
Total Swap Agreements	$(11,816)	$(19,312)	$(31,128)	$1,027	$(2,557)
(l)	Securities with an aggregate market value of $30,889 and cash of $2,082 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$398	JPY	42,563	$0	$(4)
07/2020	224	RUB	17,396	20	0
07/2020	164	TRY	1,130	0	0
07/2020	5,376	ZAR	102,087	504	0
08/2020	JPY	42,563	$398	4	0
08/2020	$873	EUR	800	26	0
09/2020	CNH	29,299	$4,089	0	(38)
09/2020	TWD	204,958	7,038	0	(4)
BPS	07/2020	BRL	73,070	13,636	200	0
07/2020	RUB	157,571	2,279	69	0
07/2020	TWD	332,490	11,291	0	(46)
07/2020	$13,344	BRL	73,070	93	0
07/2020	22,704	GBP	17,943	0	(471)
07/2020	196	TRY	1,348	0	0
BRC	07/2020	1,262	GBP	1,017	0	(1)
08/2020	EUR	2,322	$2,610	0	(1)
09/2020	SGD	3,467	2,491	3	0
CBK	07/2020	$56	COP	202,970	0	(3)
07/2020	16,090	JPY	1,726,000	0	(105)
07/2020	5,671	ZAR	104,466	345	0
07/2020	ZAR	394,805	$21,126	0	(1,610)
09/2020	MXN	5,701	257	11	0
09/2020	$324	KRW	399,118	9	0
DUB	07/2020	BRL	73,070	$13,344	0	(93)
07/2020	$13,852	BRL	73,070	0	(415)
08/2020	BRL	73,070	$13,837	423	0
FBF	09/2020	HKD	7,118	917	0	(1)
GLM	07/2020	GBP	44,304	54,666	15	(246)
07/2020	$1,471	CAD	2,003	4	0
07/2020	26,631	GBP	20,912	0	(719)
07/2020	600	RUB	45,883	43	0
HUS	07/2020	AUD	134	$90	0	(2)
07/2020	CAD	25,506	18,852	64	0
07/2020	$19,138	CAD	25,974	12	(18)
07/2020	11,256	TWD	332,490	82	0
07/2020	3,045	ZAR	56,184	191	0
08/2020	CAD	1,832	$1,338	0	(12)
08/2020	$4,988	EUR	4,444	9	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

09/2020	TWD	563,237	$19,236	0	(117)
09/2020	$3,491	CNY	25,020	35	0
09/2020	925	INR	70,610	2	0
01/2021	BRL	2,630	$405	0	(75)
JPM	07/2020	CAD	23,891	17,641	43	0
07/2020	$5,233	ZAR	95,390	260	0
MYI	07/2020	10,173	CAD	13,896	63	0
07/2020	498	JPY	53,225	0	(5)
08/2020	CAD	13,896	$10,173	0	(63)
08/2020	EUR	40,172	43,612	0	(1,567)
08/2020	JPY	53,225	498	5	0
09/2020	$14,878	SGD	20,632	0	(70)
RBC	09/2020	11,188	15,550	0	(28)
SCX	07/2020	BRL	52,642	EUR	8,844	256	0
07/2020	EUR	8,880	BRL	52,642	0	(296)
07/2020	$64,554	JPY	6,903,100	0	(621)
08/2020	EUR	8,828	BRL	52,642	0	(261)
09/2020	$3,207	TWD	93,757	14	0
SOG	07/2020	1,439	RUB	99,987	0	(39)
07/2020	1,814	ZAR	33,666	124	0
09/2020	INR	64,162	$841	0	(2)
TOR	07/2020	JPY	8,997,527	83,579	249	0
07/2020	$5,513	CAD	7,524	29	0
07/2020	2,199	JPY	235,657	0	(16)
08/2020	CAD	7,524	$5,514	0	(29)
08/2020	JPY	34,457	322	3	0
UAG	07/2020	$346	JPY	36,981	0	(3)
08/2020	JPY	36,981	$346	3	0
08/2020	$2,782	EUR	2,459	0	(16)
Total Forward Foreign Currency Contracts	$3,213	$(6,997)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	889,400	$2,190	$3,101
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	1,062,600	4,058	24,237
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	489,100	1,798	11,379
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	329,300	2,634	27,290
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	337,200	1,978	23,731
Total Purchased Options	$12,658	$89,738
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	2,800	$(2)	$(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,800	(5)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	2,900	(4)	(3)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	2,600	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	2,600	(5)	(6)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	2,100	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	2,100	(4)	(4)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,800	(2)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	2,800	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	5,900	(8)	(8)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	2,800	(4)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,100	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,100	(4)	(3)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	2,500	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	2,500	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,600	(2)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,600	(6)	(6)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	3,300	(4)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	3,300	(5)	(6)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,700	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,700	(4)	(3)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,100	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,100	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,100	(4)	(3)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,200	(2)	(2)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,200	(6)	(5)
$(87)	$(78)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	58,100	$(690)	$(1,506)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	118,400	(1,508)	(2,795)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	173,900	(2,635)	(27,824)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	178,000	(1,978)	(24,503)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	340,000	(4,057)	(27,216)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	156,500	(1,750)	(12,002)
$(12,618)	$(95,846)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	5,600	$(40)	$(3)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,200	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	900	(4)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,300	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,800	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,700	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	3,700	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	2,300	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,400	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	900	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,700	(9)	(2)
$(182)	$(15)
Total Written Options	$(12,887)	$(95,939)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,866	$(398)	$224	$0	$(174)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAEMLT Index	2,936	1.195% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	$8,457	$0	$(1,720)	$0	$(1,720)
JPM	Receive	ERAEMLT Index	78,376	1.207% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2020	228,218	0	(45,573)	0	(45,573)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	ERAEMLT Index	78,375	1.207% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/10/2021	228,215	0	(45,573)	0	(45,573)
	Receive	ERAEMLT Index	79,220	1.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	191,058	0	(3,218)	0	(3,218)
	Receive	ERAEMLT Index	33,948	1.134% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/23/2021	80,949	0	(472)	0	(472)
MEI	Receive	ERAEMLT Index	73,901	1.215% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	194,114	0	(22,953)	0	(22,953)
	Receive	ERAEMLT Index	137,855	1.164% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	381,763	0	(60,758)	0	(60,758)
	Receive	ERAEMLT Index	58,367	1.218% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/03/2021	176,712	0	(39,917)	0	(39,917)
SOG	Receive	ERAEMLT Index	68,093	1.103% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	161,483	0	(136)	0	(136)
								$0	$(220,320)	$0	$(220,320)
Total Swap Agreements								$(398)	$(220,096)	$0	$(220,494)
(n)

Securities with an aggregate market value of $247,257 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$6,184		$6,184
Corporate Bonds & Notes
Banking & Finance						0	217,976	0		217,976
Industrials						0	77,984	0		77,984
Utilities						0	32,608	0		32,608
Municipal Bonds & Notes
California						0	7,571	0		7,571
Illinois						0	111	0		111
Nebraska						0	132	0		132
Tennessee						0	152	0		152
Texas						0	1,450	0		1,450
Washington						0	2,900	0		2,900
U.S. Government Agencies						0	690,176	0		690,176
U.S. Treasury Obligations						0	1,170,120	0		1,170,120
Non-Agency Mortgage-Backed Securities						0	122,611	0		122,611
Asset-Backed Securities						0	274,876	0		274,876
Sovereign Issues						0	18,700	0		18,700
Preferred Securities
Banking & Finance						0	9,131	0		9,131
Short-Term Instruments
Repurchase Agreements						0	1,166	0		1,166
Argentina Treasury Bills						0	517	0		517
U.S. Treasury Bills						0	6,880	0		6,880
						$0	$2,635,061	$6,184		$2,641,245
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$171	$0	$0		$171

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2020 (Unaudited)

Total Investments	$171	$2,635,061	$6,184	$2,641,416
Short Sales, at Value - Liabilities
Sovereign Issues	0	(17,918)	0	(17,918)
U.S. Government Agencies	0	(112,408)	0	(112,408)
	$0	$(130,326)	$0	$(130,326)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,043	1,027	0	2,070
Over the counter	0	92,951	0	92,951
	$1,043	$93,978	$0	$95,021
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(2,557)	0	(2,624)
Over the counter	(4)	(323,426)	0	(323,430)
	$(71)	$(325,983)	$0	$(326,054)
Total Financial Derivative Instruments	$972	$(232,005)	$0	$(231,033)
Totals	$1,143	$2,272,730	$6,184	$2,280,057

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,100	$1,095
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,825	1,759
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,700	2,696
Total Loan Participations and Assignments (Cost $5,618)			5,550
CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 12.3%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		235	230
Ally Financial, Inc. 7.500% due 09/15/2020		2,428	2,452
American Tower Corp. 3.800% due 08/15/2029		194	221
Aviation Capital Group LLC
2.875% due 01/20/2022		55	53
4.375% due 01/30/2024		14	13
7.125% due 10/15/2020		55	55
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		166	154
5.500% due 01/15/2023		14	13
Banco Bilbao Vizcaya Argentaria S.A. 0.346% due 04/12/2022 •	EUR	3,100	3,480
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$201	197
Banco del Estado de Chile 4.125% due 10/07/2020		4,000	4,023
Bank of America Corp.
3.004% due 12/20/2023 •		2,483	2,613
3.974% due 02/07/2030 •		166	193
Barclays Bank PLC 10.179% due 06/12/2021		2,428	2,626
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		6,691	6,632
3.200% due 08/10/2021		360	368
3.650% due 03/16/2025		700	761
3.932% due 05/07/2025 •		500	541
4.375% due 01/12/2026		700	791
4.610% due 02/15/2023 •		4,201	4,424
4.972% due 05/16/2029 •		200	234
7.125% due 06/15/2025 •(h)(i)	GBP	1,200	1,474
8.000% due 12/15/2020 •(h)(i)	EUR	2,000	2,259
CIT Group, Inc.
4.125% due 03/09/2021		$69	69
5.000% due 08/15/2022		7	7
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		5,314	5,303
3.200% due 10/21/2026		600	659
4.044% due 06/01/2024 •		270	293
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	1,400	1,621
Credit Suisse Group AG
1.558% (US0003M + 1.240%) due 06/12/2024 ~		$2,700	2,715
7.500% due 07/17/2023 •(h)(i)		1,700	1,767
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	638
4.550% due 04/17/2026		1,100	1,266
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	100	112
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$111	107
1.599% (US0003M + 1.230%) due 02/27/2023 ~		5,591	5,378
3.961% due 11/26/2025 •		600	630
4.250% due 10/14/2021		6,456	6,628
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	2,094
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,401

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$4,291	4,257
3.087% due 01/09/2023		800	762
3.550% due 10/07/2022		900	877
General Motors Financial Co., Inc.
1.618% (US0003M + 1.310%) due 06/30/2022 ~		28	27
2.363% (US0003M + 0.990%) due 01/05/2023 ~		7	7
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~		4,714	4,728
4.223% due 05/01/2029 •		166	193
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		600	596
2.848% due 06/04/2031 •		300	307
4.292% due 09/12/2026 •		1,500	1,671
4.300% due 03/08/2026		500	565
International Lease Finance Corp.
4.625% due 04/15/2021		14	14
5.875% due 08/15/2022		14	15
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		5,087	5,096
1.933% (US0003M + 0.890%) due 07/23/2024 ~		3,280	3,287
3.125% due 01/23/2025		42	46
3.797% due 07/23/2024 •		1,376	1,493
3.900% due 07/15/2025		35	40
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		2,400	2,410
7.500% due 09/27/2025 •(h)(i)		2,200	2,284
7.625% due 06/27/2023 •(h)(i)	GBP	780	990
Mitsubishi UFJ Financial Group, Inc. 0.270% due 05/30/2023 •	EUR	900	1,003
Mizuho Financial Group, Inc. 0.246% (EUR003M + 0.500%) due 04/10/2023 ~		2,900	3,230
Morgan Stanley
0.442% (EUR003M + 0.700%) due 11/08/2022 ~		3,200	3,592
2.420% (US0003M + 1.400%) due 10/24/2023 ~		$200	202
Nationwide Building Society
3.766% due 03/08/2024 •		800	844
4.363% due 08/01/2024 •		2,200	2,382
Navient Corp.
5.500% due 01/25/2023		21	20
6.500% due 06/15/2022		14	14
6.625% due 07/26/2021		14	14
7.250% due 01/25/2022		28	28
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		507	498
2.550% due 03/08/2021		42	42
2.600% due 09/28/2022		590	578
2.650% due 07/13/2022		1,407	1,386
3.650% due 09/21/2021		69	69
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,002
4.519% due 06/25/2024 •		1,600	1,740
4.892% due 05/18/2029 •		1,784	2,106
5.076% due 01/27/2030 •		1,700	2,044
7.500% due 08/10/2020 •(h)(i)		500	502
8.000% due 08/10/2025 •(h)(i)		900	995
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,500	2,767
Santander UK PLC 2.875% due 06/18/2024		3,100	3,307
Societe Generale S.A. 1.000% due 04/01/2022	EUR	2,000	2,268
Springleaf Finance Corp.
6.125% due 05/15/2022		$14	14
7.750% due 10/01/2021		48	50
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		3,314	3,322
UBS AG
4.750% due 02/12/2026 •(i)	EUR	2,849	3,270
5.125% due 05/15/2024 (i)		$3,270	3,559
7.625% due 08/17/2022 (i)		3,350	3,738
UBS Group AG 7.125% due 08/10/2021 •(h)(i)		500	511
UBS Group Funding Switzerland AG 0.311% (EUR003M + 0.700%) due 09/20/2022 ~	EUR	1,300	1,462
Wells Fargo & Co.
3.000% due 02/19/2025		$62	67
3.000% due 04/22/2026		1,000	1,093
WPC Eurobond BV 2.250% due 04/09/2026	EUR	201	237
			143,116
INDUSTRIALS 1.9%
AbbVie, Inc.
2.900% due 11/06/2022		$138	145

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

3.250% due 10/01/2022		300	314
3.450% due 03/15/2022		1,800	1,871
3.750% due 11/14/2023		14	15
5.000% due 12/15/2021		1,000	1,050
Amgen, Inc. 3.875% due 11/15/2021		23	24
Apple, Inc. 2.200% due 09/11/2029		180	193
BAT Capital Corp. 3.222% due 08/15/2024		207	222
BAT International Finance PLC 3.950% due 06/15/2025		614	678
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		166	194
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~		14	14
Caterpillar, Inc. 2.600% due 09/19/2029		180	196
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		242	243
4.464% due 07/23/2022		1,309	1,396
4.908% due 07/23/2025		1,770	2,031
Comcast Corp.
3.950% due 10/15/2025		51	58
4.150% due 10/15/2028		159	191
CSN Resources S.A. 7.625% due 02/13/2023		200	186
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		1,883	1,861
Dell International LLC 4.420% due 06/15/2021		214	220
Energy Transfer Operating LP 4.250% due 03/15/2023		28	30
Fairstone Financial, Inc. 7.875% due 07/15/2024		48	47
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		771	771
Home Depot, Inc. 2.950% due 06/15/2029		173	194
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	152	171
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$270	275
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	622
3.500% due 07/26/2026		300	321
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	201
Kraft Heinz Foods Co. 2.800% due 07/02/2020		$10	10
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		721	723
Micron Technology, Inc. 5.327% due 02/06/2029		97	116
Nakilat, Inc. 6.067% due 12/31/2033		104	127
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,200	1,420
NVIDIA Corp. 2.850% due 04/01/2030		$2,200	2,452
Oracle Corp. 2.500% due 04/01/2025		2,300	2,476
Pfizer, Inc. 3.450% due 03/15/2029		166	194
QUALCOMM, Inc. 3.250% due 05/20/2027		173	197
Reynolds American, Inc. 4.000% due 06/12/2022		100	106
Sasol Financing USA LLC 5.875% due 03/27/2024		500	447
UnitedHealth Group, Inc. 2.875% due 08/15/2029		173	193
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	11,190	104
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		$28	29
			22,328
UTILITIES 1.8%
American Water Capital Corp. 3.450% due 06/01/2029		166	190
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		6,225	6,257
1.498% (US0003M + 1.180%) due 06/12/2024 ~		4,177	4,187
2.169% (US0003M + 0.950%) due 07/15/2021 ~		4,225	4,260

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Edison International 5.750% due 06/15/2027	62	71
NextEra Energy Capital Holdings, Inc.
2.750% due 05/01/2025	2,000	2,164
3.342% due 09/01/2020	3	3
Petrobras Global Finance BV 5.093% due 01/15/2030	1,636	1,633
Southern California Edison Co. 3.650% due 03/01/2028	131	147
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	2,500	2,500
Sprint Communications, Inc.
6.000% due 11/15/2022	14	15
11.500% due 11/15/2021	21	23
Sprint Corp.
7.125% due 06/15/2024	35	40
7.250% due 09/15/2021	76	80
7.875% due 09/15/2023	76	86
		21,656
Total Corporate Bonds & Notes (Cost $182,311)		187,100
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	1,100	1,981
COLORADO 0.7%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 7.017% due 12/15/2037	5,500	8,327
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	163	176
Total Municipal Bonds & Notes (Cost $9,105)		10,484
U.S. GOVERNMENT AGENCIES 38.3%
Fannie Mae
0.228% due 12/25/2036 •	42	42
0.518% due 09/25/2042 •	213	213
0.535% due 03/25/2037 - 07/25/2037 •	28	28
0.565% due 07/25/2037 •	34	34
0.585% due 09/25/2035 •	74	74
0.905% due 06/25/2037 •	35	36
0.935% due 01/25/2040 •	14	14
1.005% due 12/25/2039 •	20	20
1.085% due 07/25/2039 •	11	12
2.310% due 08/01/2022	197	202
2.891% due 06/01/2043 - 07/01/2044 •	95	95
2.920% due 06/01/2022	2,242	2,317
2.949% due 05/01/2035 •	3	3
3.203% due 05/01/2022 ~	1,275	1,305
3.461% due 11/01/2035 •	23	24
3.475% due 11/01/2034 •	2	2
3.521% due 01/01/2035 •	38	38
3.544% due 10/01/2034 •	6	6
3.545% due 10/01/2035 •	22	22
3.675% due 03/01/2035 •	2	2
3.723% due 05/25/2035 ~	10	10
3.738% due 12/01/2033 •	14	14
3.776% due 06/01/2035 •	66	70
3.802% due 09/01/2035 •	51	53
3.812% due 07/01/2035 •	30	31
3.819% due 12/01/2033 •	68	69
3.878% due 06/01/2035 •	69	69
3.895% due 07/01/2036 •	32	34
3.919% due 09/01/2036 •	22	23
3.960% due 05/01/2036 •	30	31
3.987% due 09/01/2035 •	9	9
4.024% due 08/01/2036 •	31	32
4.044% due 08/01/2035 •	38	38
4.105% due 07/01/2035 •	25	25
4.334% due 08/01/2035 •	99	105
4.365% due 07/01/2034 •	114	115
5.666% due 03/25/2041 •(a)	300	59
6.516% due 03/25/2036 •(a)	140	26
6.566% due 05/25/2036 •(a)	3	0
25.822% due 12/25/2036 •	9	14
Freddie Mac
0.315% due 08/25/2031 •	41	40
0.515% due 02/15/2037 •	4	4

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

0.735% due 07/15/2041 •	391	393
0.755% due 06/15/2041 •	398	400
0.855% due 08/15/2037 •	104	105
0.885% due 08/15/2037 •	127	130
1.040% due 01/15/2038 •	71	72
2.891% due 02/25/2045 •	17	17
4.000% due 11/01/2047 - 03/01/2049	6,066	6,456
4.500% due 01/15/2041 - 04/01/2041	287	322
5.000% due 03/01/2038	1,889	2,171
5.500% due 06/01/2027 - 05/01/2040	838	954
6.000% due 02/01/2034 - 10/01/2039	1,053	1,208
6.285% due 07/15/2036 •(a)	158	32
6.515% due 04/15/2036 •(a)	38	6
Ginnie Mae
1.336% due 04/20/2068 •	180	182
3.125% due 11/20/2044 •	124	129
3.500% due 01/15/2042 - 07/15/2045	9,352	9,960
5.000% due 06/15/2034 - 06/15/2041	2,139	2,440
6.000% due 05/15/2037 - 07/15/2037	86	96
Ginnie Mae, TBA 5.000% due 07/01/2050	6,200	6,735
NCUA Guaranteed Notes 0.624% due 10/07/2020 •	51	50
Small Business Administration
5.290% due 12/01/2027	63	69
5.600% due 09/01/2028	580	640
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 08/01/2049	45,054	47,576
4.000% due 07/01/2025 - 03/01/2049	19,202	20,453
4.500% due 10/01/2020 - 06/01/2042	3,135	3,418
5.500% due 10/01/2021 - 12/01/2039	1,466	1,669
6.000% due 05/01/2035 - 05/01/2041	395	455
6.500% due 09/01/2034	4	5
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	19,900	20,265
2.500% due 08/01/2050	83,400	86,756
3.000% due 09/01/2050	132,000	138,553
3.500% due 08/01/2050	54,900	57,744
4.000% due 07/01/2035 - 07/01/2050	2,000	2,118
4.500% due 07/01/2035 - 07/01/2050	28,200	30,281
Total U.S. Government Agencies (Cost $442,518)		447,220
U.S. TREASURY OBLIGATIONS 53.0%
U.S. Treasury Bonds
2.750% due 08/15/2047	700	915
3.000% due 08/15/2048	628	863
3.000% due 02/15/2049	22,987	31,727
4.375% due 05/15/2040	12,792	20,220
4.625% due 02/15/2040	8,790	14,259
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (m)	45,233	45,892
0.125% due 04/15/2022 (m)	30,805	31,287
0.125% due 01/15/2023 (m)	21,776	22,331
0.625% due 07/15/2021 (m)	9,610	9,787
0.625% due 01/15/2026	2,751	2,983
0.625% due 02/15/2043	798	941
1.000% due 02/15/2046 (m)(o)	4,861	6,295
1.000% due 02/15/2048	7,255	9,610
1.000% due 02/15/2049 (k)	2,407	3,219
1.375% due 02/15/2044	4,816	6,582
U.S. Treasury Notes
3.000% due 09/30/2025 (o)	35,731	40,717
1.500% due 10/31/2024 (o)	1,741	1,836
1.625% due 02/15/2026 (o)	3,700	3,959
1.750% due 12/31/2024 (o)	10,300	10,991
2.000% due 07/31/2022 (m)(o)	27,603	28,661
2.000% due 11/15/2026 (o)	8,600	9,446
2.125% due 08/15/2021 (o)	21	21
2.375% due 08/15/2024 (m)(o)	18,300	19,914
2.375% due 05/15/2029 (k)(o)	22,100	25,508
2.625% due 12/31/2025 (o)	14,245	16,012
2.625% due 02/15/2029 (k)	173,300	203,096
2.750% due 02/15/2024 (m)(o)	9,000	9,829
2.875% due 05/15/2028 (o)	645	761
3.000% due 10/31/2025 (m)(o)	35,631	40,660
Total U.S. Treasury Obligations (Cost $549,326)		618,322
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
Adjustable Rate Mortgage Trust
3.869% due 09/25/2035 ^~	3	2
4.024% due 01/25/2036 ^~	176	149
American Home Mortgage Investment Trust
2.515% due 02/25/2045 •	21	21
6.500% due 03/25/2047 þ	48	46

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

APS Resecuritization Trust 0.771% due 08/28/2054 ~		11,725	10,842
Banc of America Funding Trust
0.380% due 10/20/2046 ^•		167	150
0.400% due 04/20/2047 ^•		7	6
0.470% due 06/20/2047 •		383	333
4.717% due 09/20/2034 ~		2	2
5.912% due 10/25/2036 ^þ		3,482	3,364
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 07/25/2034 ~		9	8
3.559% due 04/25/2033 ~		3	3
3.737% due 01/25/2035 ~		1	1
3.889% due 02/25/2034 ~		1	1
3.967% due 02/25/2033 ~		0	1
4.011% due 01/25/2033 ~		65	63
4.176% due 01/25/2034 ~		287	285
4.503% due 08/25/2033 ~		5	5
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •		153	139
0.625% due 07/25/2035 •		51	51
0.685% due 01/25/2036 ^•		12	13
3.736% due 09/25/2035 ^~		39	30
3.769% due 05/25/2035 ~		4	4
Bear Stearns Structured Products, Inc. Trust 3.635% due 01/26/2036 ^~		146	121
BellaVista Mortgage Trust 0.790% due 01/22/2045 •		1,404	1,336
Chase Mortgage Finance Trust 3.657% due 02/25/2037 ~		532	518
ChaseFlex Trust 0.485% due 07/25/2037 •		586	500
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.435% due 01/25/2036 •		382	357
0.435% due 06/25/2036 •		430	423
0.485% due 08/25/2035 •		1,331	1,294
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		36	35
4.380% due 10/25/2035 •		16	16
Countrywide Alternative Loan Resecuritization Trust 6.000% due 11/25/2034		970	970
Countrywide Alternative Loan Trust
0.355% due 11/25/2036 •		5	5
0.365% due 05/25/2047 •		203	178
0.375% due 09/25/2046 ^•		716	653
0.465% due 02/25/2037 •		886	769
0.505% due 11/25/2035 •		342	294
0.510% due 12/20/2035 •		73	66
0.585% due 08/25/2037 •		19	15
0.685% due 05/25/2035 ^•		5,161	4,100
2.504% due 12/25/2035 •		12	11
3.064% due 08/25/2035 •		2,046	1,922
3.217% due 05/25/2036 ~		569	449
5.500% due 11/25/2035		7	5
6.000% due 06/25/2047 ^		4,590	3,553
6.250% due 08/25/2036		192	156
Countrywide Home Loan Mortgage Pass-Through Trust
0.845% due 02/25/2035 •		3	2
0.985% due 09/25/2034 •		92	84
3.427% due 08/25/2034 ~		4	4
3.711% due 02/20/2036 ^•		20	17
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		215	221
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		195	200
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.515% due 02/25/2036 •		1,878	1,765
0.935% due 10/25/2047 •		307	272
Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	GBP	30	36
First Horizon Alternative Mortgage Securities Trust 3.329% due 08/25/2035 ^~		$228	202
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		72	60
FWD Securitization Trust 2.240% due 01/25/2050 ~		228	232
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.200% due 10/25/2033 ~		39	38
GSR Mortgage Loan Trust
4.065% due 09/25/2035 ~		102	102
4.097% due 11/25/2035 ~		53	51
6.000% due 05/25/2037 ^		401	360
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •		74	60
0.414% due 07/19/2047 •		374	329
0.694% due 01/19/2036 •		532	394
0.734% due 03/19/2035 •		1,868	1,790

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	8,423	10,435
IndyMac Mortgage Loan Trust
0.385% due 11/25/2046 •		$13,798	12,221
0.825% due 07/25/2045 •		6	5
3.528% due 01/25/2036 ^~		136	123
JPMorgan Mortgage Trust
3.944% due 04/25/2037 ~		8	7
5.750% due 01/25/2036 ^		14	10
Lehman XS Trust 0.435% due 08/25/2037 •		149	139
MASTR Adjustable Rate Mortgages Trust 3.647% due 10/25/2033 ~		73	59
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •		225	216
Merrill Lynch Alternative Note Asset Trust 0.385% due 03/25/2037 •		548	209
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		101	97
0.435% due 11/25/2035 •		26	25
3.603% due 05/25/2033 ~		8	8
New Century Home Equity Loan Trust 3.500% due 10/25/2059 ~		93	99
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,256	4,473
PHH Alternative Mortgage Trust 0.345% due 02/25/2037 •		300	230
Residential Accredit Loans, Inc. Trust
0.355% due 01/25/2037 •		292	256
0.370% due 08/25/2036 •		1,259	1,106
4.464% due 12/25/2035 ^~		423	371
Residential Asset Securitization Trust
6.000% due 09/25/2036		1,001	553
6.000% due 05/25/2037 ^		451	365
6.250% due 07/25/2036 ^		488	496
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	19,352	23,907
Sequoia Mortgage Trust
0.390% due 07/20/2036 •		$301	283
0.400% due 06/20/2036 •		356	325
1.965% due 03/20/2035 •		1	1
Structured Adjustable Rate Mortgage Loan Trust
0.505% due 10/25/2035 •		2,410	2,252
2.904% due 01/25/2035 ^•		132	120
3.367% due 01/25/2035 ~		129	124
3.599% due 11/25/2035 ^~		165	149
3.875% due 08/25/2035 ~		95	90
4.054% due 09/25/2035 ~		88	84
Structured Asset Mortgage Investments Trust
0.444% due 07/19/2035 •		56	52
0.465% due 02/25/2036 ^•		92	84
0.894% due 02/19/2035 •		3	3
3.306% due 05/25/2047 ^~		3,250	2,674
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	710	878
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		4,152	5,145
Wachovia Mortgage Loan Trust LLC 3.898% due 05/20/2036 ^~		$162	157
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		4,208	4,061
0.475% due 10/25/2045 •		25	25
0.825% due 01/25/2045 •		152	150
1.990% due 02/27/2034 •		68	65
2.240% due 08/25/2046 •		6,170	5,518
2.240% due 10/25/2046 •		96	86
2.314% due 07/25/2047 •		53	45
2.384% due 10/25/2046 ^•		609	538
2.384% due 12/25/2046 •		485	444
2.494% due 06/25/2046 •		5,318	4,992
2.504% due 02/25/2046 •		437	417
2.704% due 11/25/2042 •		26	24
3.069% due 01/25/2037 ^~		782	708
3.163% due 06/25/2037 ^~		2,158	1,999
3.341% due 12/25/2036 ^~		239	227
Washington Mutual Mortgage Pass-Through Certificates Trust
2.254% due 02/25/2047 ^•		267	228
6.000% due 07/25/2036		1,968	1,802
Wells Fargo Alternative Loan Trust
3.667% due 07/25/2037 ^~		3,489	3,121
6.250% due 07/25/2037 ^		242	237

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047	748	778
Total Non-Agency Mortgage-Backed Securities (Cost $124,667)		132,780
ASSET-BACKED SECURITIES 11.7%
ACE Securities Corp. Home Equity Loan Trust
0.800% due 12/25/2035 •	4,500	4,118
1.985% due 10/25/2032 •	2	2
Argent Securities Trust 0.295% due 09/25/2036 •	91	40
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.005% due 02/25/2034 •	1,129	1,067
1.265% due 01/25/2034 •	166	162
Asset-Backed Funding Certificates Trust
0.405% due 01/25/2037 •	3,352	2,240
1.235% due 03/25/2034 ^•	2,756	2,653
Asset-Backed Securities Corp. Home Equity Loan Trust
0.475% due 03/25/2036 •	11,443	9,469
1.145% due 07/25/2035 •	500	494
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	82	82
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •	1,541	1,879
0.455% due 06/25/2036 •	4,795	4,796
0.865% due 10/25/2035 •	2,079	2,016
Carrington Mortgage Loan Trust 0.445% due 02/25/2037 •	532	482
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •	3,130	3,128
Citigroup Mortgage Loan Trust
0.335% due 12/25/2036 •	446	221
0.345% due 09/25/2036 •	3,894	3,320
Citigroup Mortgage Loan Trust, Inc. 1.085% due 09/25/2035 ^•	3,987	3,664
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 ^•	249	231
0.325% due 12/25/2046 •	785	682
0.335% due 06/25/2047 ^•	141	140
0.385% due 08/25/2036 •	139	136
0.385% due 06/25/2037 ^•	3,049	2,995
0.435% due 01/25/2046 ^•	8,884	7,943
0.435% due 06/25/2047 •	2,359	2,121
0.445% due 12/25/2036 ^•	7,400	6,930
0.465% due 09/25/2036 •	105	104
0.585% due 06/25/2036 •	76	73
4.548% due 10/25/2046 ^~	815	806
Countrywide Asset-Backed Certificates Trust
0.335% due 03/25/2047 ^•	228	223
0.375% due 06/25/2047 •	72	70
1.280% due 12/25/2034 •	62	62
1.310% due 12/25/2034 •	178	178
Credit Suisse Mortgage Capital Asset-Backed Trust 0.785% due 09/25/2037 •	3,131	3,045
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •	25	15
Crown Point CLO Ltd. 2.075% due 07/17/2028 •	318	313
CWABS Revolving Home Equity Loan Trust 0.405% due 12/15/2029 •	52	52
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •	178	176
Fremont Home Loan Trust
0.245% due 01/25/2037 •	13	7
0.515% due 01/25/2036 •	82	78
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024	286	289
2.580% due 07/17/2023	2,568	2,599
3.370% due 01/17/2023	1,465	1,479
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •	277	273
GSAA Home Equity Trust 0.305% due 06/25/2036 •	83	29
GSAMP Trust
0.315% due 12/25/2046 •	253	150
0.335% due 12/25/2046 •	41	24
0.415% due 01/25/2037 •	4,200	3,305
0.425% due 12/25/2035 •	613	613
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •	220	220
Home Equity Asset Trust 1.785% due 12/25/2034 •	985	955
HSI Asset Securitization Corp. Trust 0.295% due 12/25/2036 •	1,075	414
JPMorgan Mortgage Acquisition Trust
0.335% due 07/25/2036 •	84	52

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

0.485% due 03/25/2037 •		298	263
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		92	93
3.750% due 04/25/2059 þ		225	231
Long Beach Mortgage Loan Trust
0.405% due 02/25/2036 •		278	267
0.745% due 10/25/2034 •		17	15
1.160% due 04/25/2035 •		228	222
MASTR Asset-Backed Securities Trust
0.345% due 10/25/2036 •		396	226
0.425% due 03/25/2036 •		64	49
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 01/25/2037 •		4,248	2,074
0.315% due 02/25/2037 •		478	401
0.325% due 08/25/2036 •		540	307
0.435% due 03/25/2037 •		3,300	1,680
1.115% due 11/25/2034 •		494	488
1.115% due 07/25/2035 •		263	252
Morgan Stanley Home Equity Loan Trust 0.355% due 04/25/2037 •		335	220
Morgan Stanley Mortgage Loan Trust
0.545% due 04/25/2037 •		47	22
5.965% due 09/25/2046 ^þ		915	472
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		323	322
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.515% due 10/25/2036 ^•		184	50
NovaStar Mortgage Funding Trust
0.315% due 03/25/2037 •		5,411	3,905
0.345% due 10/25/2036 •		282	203
Ownit Mortgage Loan Trust 0.785% due 10/25/2036 ^•		47	44
RAAC Trust 0.525% due 08/25/2036 •		55	54
Residential Asset Mortgage Products Trust
0.345% due 02/25/2037 •		322	321
0.860% due 11/25/2035 •		256	243
Residential Asset Securities Corp. Trust 0.605% due 10/25/2035 •		756	745
Securitized Asset-Backed Receivables LLC Trust
0.435% due 05/25/2036 •		10,350	6,556
0.665% due 10/25/2035 •		304	264
0.765% due 11/25/2035 •		199	198
SG Mortgage Securities Trust 0.365% due 02/25/2036 •		10,668	6,956
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,884	4,029
Soundview Home Loan Trust
0.265% due 06/25/2037 •		82	61
0.355% due 03/25/2037 •		164	163
0.385% due 06/25/2037 •		151	119
0.445% due 02/25/2037 •		162	61
0.495% due 02/25/2036 •		170	151
Specialty Underwriting & Residential Finance Trust 0.785% due 12/25/2036 •		1,970	1,896
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		296	300
Structured Asset Investment Loan Trust 0.905% due 06/25/2035 •		16,991	16,885
Structured Asset Securities Corp. Mortgage Loan Trust
0.345% due 03/25/2036 •		2,442	2,273
0.395% due 02/25/2037 •		3,335	3,139
0.505% due 05/25/2037 •		138	138
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		3,027	3,017
WaMu Asset-Backed Certificates WaMu Trust 0.425% due 05/25/2037 •		660	556
Total Asset-Backed Securities (Cost $124,936)			136,546
SOVEREIGN ISSUES 6.1%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		8,555	3,395
5.875% due 01/11/2028 ^(c)		4,042	1,635
15.500% due 10/17/2026	ARS	3,616	13
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		5,447	47
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		7,584	71
Brazil Government International Bond 4.750% due 01/14/2050		$3,793	3,574
Israel Government International Bond 4.125% due 01/17/2048		800	994
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	5,034,501	46,463
0.100% due 03/10/2029 (g)		1,309,465	12,121

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Provincia de Buenos Aires 32.817% due 05/31/2022	ARS	7,130	57
Saudi Government International Bond
4.000% due 04/17/2025		$1,700	1,889
4.500% due 10/26/2046		200	231
5.000% due 04/17/2049		650	806
Total Sovereign Issues (Cost $75,623)			71,296
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(d)		80,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		1,400,000	1,630
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		200,000	215
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(h)		1,436,000	1,310
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (h)		743,000	891
Total Preferred Securities (Cost $4,125)			4,046
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (j) 0.1%			1,512
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
8.657% due 09/11/2020 - 10/29/2020 (e)(f)	ARS	9,103	89
30.365% due 08/28/2020 ~		12,207	118
32.786% due 09/18/2020 ~		7,700	73
			280
U.S. TREASURY BILLS 0.1%
0.171% due 09/24/2020 - 10/15/2020 (e)(f)(k)(o)		$1,106	1,106
Total Short-Term Instruments (Cost $2,897)			2,898
Total Investments in Securities (Cost $1,521,126)			1,616,242
		SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short Asset Portfolio		2,082,500	20,773
PIMCO Short-Term Floating NAV Portfolio III		53,694	529
Total Short-Term Instruments (Cost $21,294)			21,302
Total Investments in Affiliates (Cost $21,294)			21,302
Total Investments 140.2% (Cost $1,542,420)			$1,637,544
Financial Derivative Instruments (l)(n) (8.5)%(Cost or Premiums, net $(4,666))			(99,958)
Other Assets and Liabilities, net (31.7)%			(369,930)
Net Assets 100.0%			$1,167,656

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Security is not accruing income as of the date of this report.
(d)									Security did not produce income within the last twelve months.
(e)									Coupon represents a weighted average yield to maturity.
(f)									Zero coupon security.
(g)									Principal amount of security is adjusted for inflation.
(h)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$1,512	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(1,542)	$1,512	$1,512
Total Repurchase Agreements								$(1,542)	$1,512	$1,512
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS				0.210%	06/12/2020	08/12/2020			$(19,724)	$(19,726)
				0.210	06/15/2020	07/16/2020			(11,080)	(11,081)
				0.210	06/19/2020	07/02/2020			(9,855)	(9,856)
Total Reverse Repurchase Agreements										$(40,663)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA					4.000%	08/01/2050		$21,400	$(22,701)	$(22,688)
Uniform Mortgage-Backed Security, TBA					5.000	07/01/2050		2,200	(2,404)	(2,404)
	Total U.S. Government Agencies								(25,105)	(25,092)
Sovereign Issues (1.0)%
Canada Government International Bond					2.750%	12/01/2048	CAD	10,500	(10,812)	(11,169)
Total Short Sales (3.1)%									$(35,917)	$(36,261)
(k)									Securities with an aggregate market value of $40,828 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(25,144) at a weighted average interest rate of 0.193%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)									Payable for short sales includes $66 of accrued interest.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	13	$(2,578)	$(22)	$3	$0
U.S. Treasury 2-Year Note September Futures	09/2020	1,740	(384,241)	(89)	0	(27)
U.S. Treasury 5-Year Note September Futures	09/2020	615	(77,331)	(175)	19	0
U.S. Treasury 10-Year Note September Futures	09/2020	954	(132,770)	(367)	149	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	728	(158,818)	(708)	751	0
United Kingdom Long Gilt September Futures	09/2020	11	(1,876)	1	2	(3)
Total Futures Contracts	$(1,360)	$924	$(30)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
iTraxx Europe Main 33 5-Year Index	1.000%	Quarterly	06/20/2025	EUR	10,300	$181	$14	$195	$32	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	142,300	$(621)	$5,181	$4,560	$0	$(82)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	10,400	(164)	2,755	2,591	0	(48)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	1,700	14	248	262	0	(8)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020	$138,900	4,795	(3,606)	1,189	7	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	28,500	(332)	(110)	(442)	0	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	140,000	(181)	6,487	6,306	0	(3)
Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024	135,200	0	(13,647)	(13,647)	15	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	104,500	156	(5,829)	(5,673)	25	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	322,400	(10,447)	(4,479)	(14,926)	140	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	389,900	(11,795)	(6,246)	(18,041)	156	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	98,900	(84)	(6,109)	(6,193)	106	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	140,000	3,022	4,649	7,671	0	(155)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	32,400	(546)	(4,294)	(4,840)	41	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	11,400	819	(2,379)	(1,560)	17	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	52,400	5,629	5,599	11,228	0	(87)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	80,300	2,110	2,749	4,859	0	(166)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	162,000	7,053	2,765	9,818	0	(389)
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	02/15/2036	67,000	0	(1,637)	(1,637)	251	0
Receive	3-Month USD-LIBOR	1.031	Semi-Annual	02/15/2036	116,000	0	(3,701)	(3,701)	437	0
Pay	3-Month USD-LIBOR	0.833	Semi-Annual	11/15/2045	10,200	0	(200)	(200)	0	(63)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	11/15/2045	20,400	0	(385)	(385)	0	(126)
Pay	3-Month USD-LIBOR	0.837	Semi-Annual	11/15/2045	10,200	0	(190)	(190)	0	(63)
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045	14,100	0	(249)	(249)	0	(87)
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045	10,200	0	(170)	(170)	0	(63)
Pay	3-Month USD-LIBOR	0.851	Semi-Annual	11/15/2045	10,200	0	(155)	(155)	0	(63)
Pay	3-Month USD-LIBOR	0.855	Semi-Annual	11/15/2045	3,600	0	(51)	(51)	0	(22)
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045	36,700	0	(168)	(168)	0	(229)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	17,200	1,655	1,058	2,713	0	(155)
Receive(4)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	13,600	0	(950)	(950)	0	(18)
Receive(4)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	72,400	(475)	(5,029)	(5,504)	0	(97)
Pay(4)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	16,000	0	1,169	1,169	0	(7)
Pay(4)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	78,500	605	5,566	6,171	0	(31)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	6,120,000	(2,007)	297	(1,710)	53	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,200	(4)	(497)	(501)	26	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	3,200	9	1,178	1,187	0	(65)
Receive	CPURNSA	1.667	Maturity	06/19/2024	$18,400	0	(467)	(467)	14	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	24,100	(3)	1,491	1,488	0	(124)
Pay	UKRPI	3.593	Maturity	11/15/2028	4,300	0	344	344	0	(22)
Pay	UKRPI	3.595	Maturity	11/15/2028	15,000	178	1,028	1,206	0	(76)
Pay	UKRPI	3.603	Maturity	11/15/2028	4,400	0	360	360	0	(22)
Pay	UKRPI	3.480	Maturity	01/15/2030	15,300	18	526	544	0	(97)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.415	Maturity	02/15/2030	4,700	0	91	91	0	(31)
$(596)	$(17,007)	$(17,603)	$1,288	$(2,399)
Total Swap Agreements	$(415)	$(16,993)	$(17,408)	$1,320	$(2,399)
(m)	Securities with an aggregate market value of $20,837 and cash of $2,247 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$14,125	JPY	1,509,226	$0	$(147)
07/2020	294	RUB	22,879	27	0
07/2020	3,460	ZAR	65,709	324	0
08/2020	JPY	1,509,226	$14,131	147	0
09/2020	TWD	327,523	11,229	0	(25)
09/2020	$508	TWD	15,011	7	0
BPS	07/2020	BRL	59,191	$11,046	162	0
07/2020	RUB	90,638	1,311	40	0
07/2020	TWD	249,949	8,488	0	(35)
07/2020	$10,809	BRL	59,190	75	0
07/2020	1,290	GBP	1,020	0	(26)
CBK	07/2020	3,650	ZAR	67,241	222	0
07/2020	ZAR	249,672	$13,360	0	(1,018)
08/2020	EUR	12,976	14,155	0	(438)
DUB	07/2020	BRL	59,191	10,809	0	(75)
07/2020	$11,221	BRL	59,190	0	(337)
08/2020	BRL	59,191	$11,209	343	0
FBF	09/2020	HKD	4,015	518	0	0
GLM	07/2020	GBP	36,678	45,240	0	(208)
07/2020	$879	RUB	67,209	63	0
HUS	07/2020	AUD	96	$65	0	(2)
07/2020	CAD	18,539	13,702	46	0
07/2020	JPY	150,060	1,400	10	0
07/2020	$12,130	CAD	16,466	9	(11)
07/2020	8,461	TWD	249,949	61	0
07/2020	1,960	ZAR	36,163	123	0
08/2020	CAD	1,442	$1,053	0	(9)
08/2020	$689	EUR	618	6	0
09/2020	TWD	249,949	$8,522	0	(66)
01/2021	BRL	3,320	512	0	(95)
JPM	07/2020	CAD	14,783	10,915	26	0
07/2020	$3,369	ZAR	61,399	167	0
MYI	07/2020	8,005	CAD	10,935	50	0
07/2020	17,643	JPY	1,887,278	0	(164)
08/2020	CAD	10,935	$8,006	0	(49)
08/2020	EUR	6,916	7,508	0	(270)
08/2020	JPY	1,887,278	17,650	165	0
09/2020	$11,185	SGD	15,510	0	(53)
RBC	09/2020	8,422	11,705	0	(21)
SCX	07/2020	BRL	33,930	EUR	5,700	165	0
07/2020	EUR	5,723	BRL	33,930	0	(191)
07/2020	JPY	345,800	$3,234	31	0
08/2020	EUR	5,690	BRL	33,930	0	(168)
08/2020	GBP	35,658	$43,740	0	(454)
SOG	07/2020	$1,168	ZAR	21,669	80	0
TOR	07/2020	JPY	5,583,803	$51,869	155	0
07/2020	$4,338	CAD	5,921	23	0
07/2020	11,423	JPY	1,221,808	0	(107)
08/2020	CAD	5,921	$4,339	0	(23)
08/2020	JPY	1,221,808	11,428	108	0
UAG	07/2020	327,100	3,060	30	0
07/2020	$12,267	JPY	1,311,291	0	(122)
08/2020	JPY	1,311,291	$12,272	123	0
08/2020	$1,537	EUR	1,359	0	(9)
Total Forward Foreign Currency Contracts	$2,788	$(4,123)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	533,700	$1,314	$1,861
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	278,700	1,024	6,484
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	611,200	2,404	13,950
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	179,700	1,437	14,892
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	185,100	1,086	13,026
Total Purchased Options	$7,265	$50,213
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	2,100	$(1)	$(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,100	(4)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	2,200	(3)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,900	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	1,900	(4)	(4)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	1,600	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	1,600	(3)	(3)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,100	(2)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	2,100	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	4,500	(6)	(6)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	2,100	(3)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,600	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,600	(3)	(3)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	2,000	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	2,000	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,000	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,000	(5)	(4)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	2,500	(3)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	2,500	(4)	(4)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,000	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,000	(3)	(3)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,300	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,600	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,600	(3)	(3)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,600	(1)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,600	(4)	(3)
$(65)	$(59)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,500	$(410)	$(894)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	71,100	(905)	(1,678)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	94,900	(1,438)	(15,184)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	97,700	(1,086)	(13,449)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	89,200	(997)	(6,841)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	195,600	(2,404)	(15,684)
$(7,240)	$(53,730)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	4,200	$(30)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,000	(4)	(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	900	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	700	(3)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	900	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,100	(14)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	2,200	(14)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	2,200	(14)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,100	(14)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	2,700	(13)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,600	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,300	(7)	(1)
$(135)	$(11)
Total Written Options	$(7,440)	$(53,800)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$19,455	$(4,076)	$2,262	$0	$(1,814)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSLT Index	220,327	(0.056)% (1-Month USD-LIBOR less a specified spread)	Monthly	07/08/2020	$65,424	$0	$(413)	$0	$(413)
JPM	Receive	ERAUSLT Index	1,316,355	0.474% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/18/2020	427,249	0	(43,382)	0	(43,382)
Receive	ERAUSLT Index	170,804	0.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	50,398	0	(15)	0	(15)
UAG	Receive	ERAUSLT Index	383,861	(0.056)% (1-Month USD-LIBOR less a specified spread)	Monthly	07/08/2020	113,984	0	(719)	0	(719)
Receive	ERAUSLT Index	603,938	0.439% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	179,333	0	(1,166)	0	(1,166)
Receive	ERAUSLT Index	1,287,512	0.525% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/07/2020	421,673	0	(47,342)	0	(47,342)
$0	$(93,037)	$0	$(93,037)
Total Swap Agreements	$(4,076)	$(90,775)	$0	$(94,851)
(o)

Securities with an aggregate market value of $115,458 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,759	$3,791	$5,550
Corporate Bonds & Notes
Banking & Finance	0	143,116	0	143,116
Industrials	0	22,328	0	22,328
Utilities	0	21,656	0	21,656
Municipal Bonds & Notes
California	0	1,981	0	1,981
Colorado	0	8,327	0	8,327
Illinois	0	176	0	176
U.S. Government Agencies	0	447,220	0	447,220
U.S. Treasury Obligations	0	618,322	0	618,322
Non-Agency Mortgage-Backed Securities	0	132,780	0	132,780
Asset-Backed Securities	0	136,546	0	136,546
Sovereign Issues	0	71,296	0	71,296
Preferred Securities
Banking & Finance	0	4,046	0	4,046
Short-Term Instruments
Repurchase Agreements	0	1,512	0	1,512
Argentina Treasury Bills	0	280	0	280
U.S. Treasury Bills	0	1,106	0	1,106
	$0	$1,612,451	$3,791	$1,616,242
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,302	$0	$0	$21,302
Total Investments	$21,302	$1,612,451	$3,791	$1,637,544
Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,169)	0	(11,169)
U.S. Government Agencies	0	(25,092)	0	(25,092)
	$0	$(36,261)	$0	$(36,261)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	924	1,320	0	2,244
Over the counter	0	53,001	0	53,001
	$924	$54,321	$0	$55,245
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(2,399)	0	(2,429)
Over the counter	(4)	(152,770)	0	(152,774)
	$(34)	$(155,169)	$0	$(155,203)
Total Financial Derivative Instruments	$890	$(100,848)	$0	$(99,958)
Totals	$22,192	$1,475,342	$3,791	$1,501,325

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		$480	$463
Total Loan Participations and Assignments (Cost $479)			463
CORPORATE BONDS & NOTES 15.3%
BANKING & FINANCE 11.5%
ABN AMRO Bank NV 5.750% due 09/22/2020 •(j)(k)	EUR	300	337
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$500	505
4.500% due 05/15/2021		300	302
Ally Financial, Inc.
4.250% due 04/15/2021		60	61
4.625% due 05/19/2022		60	62
7.500% due 09/15/2020		2,156	2,177
American International Group, Inc. 4.125% due 02/15/2024		2,100	2,344
American Tower Corp. 3.800% due 08/15/2029		1,677	1,909
Banco Bilbao Vizcaya Argentaria S.A.
0.346% due 04/12/2022 •	EUR	4,700	5,275
5.875% due 09/24/2023 •(j)(k)		800	876
Banco del Estado de Chile 4.125% due 10/07/2020		$3,174	3,192
Bank of America Corp. 1.117% (US0003M + 0.790%) due 03/05/2024 ~		1,199	1,195
Barclays Bank PLC
7.625% due 11/21/2022 (k)		1,199	1,306
10.179% due 06/12/2021		3,935	4,256
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		2,877	2,852
3.200% due 08/10/2021		3,628	3,712
4.337% due 01/10/2028		400	444
4.610% due 02/15/2023 •		2,137	2,251
4.972% due 05/16/2029 •		400	469
5.088% due 06/20/2030 •		400	456
5.200% due 05/12/2026		400	447
7.125% due 06/15/2025 •(j)(k)	GBP	1,318	1,619
7.250% due 03/15/2023 •(j)(k)		300	370
7.875% due 03/15/2022 •(j)(k)		$400	408
8.000% due 12/15/2020 •(j)(k)	EUR	2,337	2,640
8.000% due 06/15/2024 •(j)(k)		$300	311
BNP Paribas S.A.
6.750% due 03/14/2022 •(j)(k)		500	509
7.625% due 03/30/2021 •(j)(k)		200	203
BOC Aviation Ltd. 4.000% due 01/25/2024		200	210
Citigroup, Inc. 1.373% (US0003M + 1.023%) due 06/01/2024 ~		1,858	1,854
CNH Industrial Capital LLC 4.375% due 11/06/2020		181	183
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(j)(k)	EUR	2,200	2,548
Credit Suisse AG 5.750% due 09/18/2025 •(k)		400	453
Credit Suisse Group AG
6.375% due 08/21/2026 •(j)(k)		$926	941
7.125% due 07/29/2022 •(j)(k)		300	309
Crown Castle International Corp. 4.300% due 02/15/2029		1,250	1,451
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	700	785
1.599% (US0003M + 1.230%) due 02/27/2023 ~		$2,577	2,479
3.961% due 11/26/2025 •		4,373	4,592
4.250% due 10/14/2021		5,674	5,825
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		312	289
Equitable Holdings, Inc. 4.350% due 04/20/2028		659	738

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Erste Group Bank AG 8.875% due 10/15/2021 •(j)(k)	EUR	400	471
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		959	1,119
Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~		$400	396
1.227% (US0003M + 0.930%) due 09/24/2020 ~		1,778	1,764
2.183% (US0003M + 0.810%) due 04/05/2021 ~		1,422	1,365
3.087% due 01/09/2023		1,737	1,655
3.550% due 10/07/2022		974	949
3.937% (US0003M + 2.550%) due 01/07/2021 ~		300	296
4.527% (US0003M + 3.140%) due 01/07/2022 ~		200	192
General Motors Financial Co., Inc. 1.601% (US0003M + 1.100%) due 11/06/2021 ~		300	297
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~		1,599	1,604
1.963% (US0003M + 1.600%) due 11/29/2023 ~		60	61
GSPA Monetization Trust 6.422% due 10/09/2029		63	62
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		659	628
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		400	397
2.848% due 06/04/2031 •		300	307
2.873% (US0003M + 1.500%) due 01/05/2022 ~		1,000	1,015
3.000% due 05/29/2030 •	GBP	1,378	1,813
4.292% due 09/12/2026 •		$828	922
4.300% due 03/08/2026		500	565
4.875% due 01/14/2022		900	958
4.950% due 03/31/2030		900	1,080
ING Groep NV 5.750% due 11/16/2026 •(j)(k)		300	298
International Lease Finance Corp. 5.875% due 08/15/2022		100	105
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(j)(k)	EUR	1,897	2,127
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		$1,858	1,861
1.933% (US0003M + 0.890%) due 07/23/2024 ~		1,558	1,561
2.250% (US0003M + 1.230%) due 10/24/2023 ~		181	183
3.797% due 07/23/2024 •		659	715
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		540	542
2.858% due 03/17/2023 •		5,755	5,931
4.050% due 08/16/2023		2,096	2,281
4.550% due 08/16/2028		1,199	1,407
4.947% due 06/27/2025 •(j)(k)	EUR	200	219
7.500% due 09/27/2025 •(j)(k)		$1,858	1,929
7.625% due 06/27/2023 •(j)(k)	GBP	840	1,066
Mitsubishi UFJ Financial Group, Inc.
1.851% (US0003M + 0.860%) due 07/26/2023 ~		$659	657
2.623% due 07/18/2022		1,558	1,618
Morgan Stanley
0.442% (EUR003M + 0.700%) due 11/08/2022 ~	EUR	4,031	4,525
1.668% (US0003M + 1.220%) due 05/08/2024 ~		$119	120
Nationwide Building Society 4.363% due 08/01/2024 •		1,100	1,191
Navient Corp.
5.500% due 01/25/2023		119	114
5.875% due 03/25/2021		100	99
6.500% due 06/15/2022		419	413
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		60	59
2.600% due 09/28/2022		119	117
2.650% due 07/13/2022		181	178
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		329	309
Royal Bank of Scotland Group PLC
1.862% (US0003M + 1.470%) due 05/15/2023 ~		1,000	1,001
2.000% due 03/04/2025 •	EUR	100	116
2.875% due 09/19/2026 •	GBP	342	441
3.875% due 09/12/2023		$200	216
4.269% due 03/22/2025 •		1,700	1,849
4.800% due 04/05/2026		300	348
4.892% due 05/18/2029 •		1,258	1,485
5.076% due 01/27/2030 •		1,000	1,202
7.500% due 08/10/2020 •(j)(k)		3,796	3,811
8.000% due 08/10/2025 •(j)(k)		1,160	1,283
8.625% due 08/15/2021 •(j)(k)		2,036	2,121
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,199	1,327
Santander UK PLC 2.875% due 06/18/2024		2,636	2,812
Service Properties Trust 5.000% due 08/15/2022		800	786

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

SL Green Realty Corp. 4.500% due 12/01/2022		778	795
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	201
Societe Generale S.A.
1.000% due 04/01/2022	EUR	1,900	2,155
6.750% due 04/07/2021 •(j)(k)		220	246
7.375% due 09/13/2021 •(j)(k)		$200	202
Springleaf Finance Corp.
5.625% due 03/15/2023		181	184
7.750% due 10/01/2021		419	437
8.250% due 12/15/2020		119	123
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		2,956	2,964
UBS AG
4.750% due 02/12/2026 •(k)	EUR	2,217	2,545
5.125% due 05/15/2024 (k)		$960	1,045
7.625% due 08/17/2022 (k)		3,747	4,181
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		200	200
2.950% due 09/24/2020		500	503
4.125% due 09/24/2025		500	567
6.875% due 03/22/2021 •(j)(k)		200	203
UBS Group Funding Switzerland AG 0.311% (EUR003M + 0.700%) due 09/20/2022 ~	EUR	6,300	7,085
UniCredit SpA
6.572% due 01/14/2022		$1,500	1,585
6.750% due 09/10/2021 •(j)(k)	EUR	400	442
Wells Fargo & Co.
1.990% (US0003M + 1.230%) due 10/31/2023 ~		$200	201
2.393% due 06/02/2028 •		16,400	16,958
Weyerhaeuser Co. 4.000% due 04/15/2030		1,000	1,131
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,677	1,979
			175,416
INDUSTRIALS 2.4%
AbbVie, Inc.
2.900% due 11/06/2022		$800	840
5.000% due 12/15/2021		500	525
Baidu, Inc. 3.075% due 04/07/2025		1,300	1,369
BAT Capital Corp. 3.222% due 08/15/2024		60	64
BAT International Finance PLC 3.950% due 06/15/2025		181	200
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		181	181
3.650% due 03/15/2023		309	330
Canadian Pacific Railway Co. 4.500% due 01/15/2022		119	125
Centene Corp. 4.750% due 01/15/2025		1,018	1,043
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		2,096	2,104
4.464% due 07/23/2022		2,758	2,942
4.908% due 07/23/2025		1,399	1,605
Comcast Corp. 3.950% due 10/15/2025		302	346
CVS Health Corp. 4.250% due 04/01/2050		800	967
DAE Funding LLC 4.000% due 08/01/2020		500	498
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		1,537	1,519
Danone S.A. 2.077% due 11/02/2021		200	204
Dell International LLC 4.420% due 06/15/2021		2,218	2,280
Equifax, Inc. 1.262% (US0003M + 0.870%) due 08/15/2021 ~		200	200
Fairstone Financial, Inc. 7.875% due 07/15/2024		419	412
Georgia-Pacific LLC 5.400% due 11/01/2020		200	203
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	1,078	1,195
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$1,022	1,042
Imperial Brands Finance PLC
2.950% due 07/21/2020		600	601
3.125% due 07/26/2024		200	208
3.500% due 07/26/2026		4,169	4,464

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,737	1,863
Interpublic Group of Cos., Inc. 4.000% due 03/15/2022		$500	522
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		200	208
Komatsu Finance America, Inc. 2.118% due 09/11/2020		200	200
Kraft Heinz Foods Co. 5.200% due 07/15/2045		100	109
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		359	360
Micron Technology, Inc. 5.327% due 02/06/2029		300	359
NVIDIA Corp. 3.500% due 04/01/2040		2,200	2,576
Oracle Corp. 2.950% due 04/01/2030		2,400	2,679
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		300	320
Reynolds American, Inc. 4.000% due 06/12/2022		60	63
Sasol Financing USA LLC 5.875% due 03/27/2024		200	179
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		899	896
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		500	531
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,828	35
ZF North America Capital, Inc. 4.500% due 04/29/2022		$250	258
			36,625
UTILITIES 1.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		2,636	2,650
1.498% (US0003M + 1.180%) due 06/12/2024 ~		2,477	2,483
2.169% (US0003M + 0.950%) due 07/15/2021 ~		540	545
Baltimore Gas & Electric Co. 3.500% due 11/15/2021		100	103
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		1,200	1,409
BG Energy Capital PLC 4.000% due 10/15/2021		300	311
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		1,200	1,368
DTE Electric Co. 2.625% due 03/01/2031		1,400	1,519
Duke Energy Corp.
3.050% due 08/15/2022		500	522
3.550% due 09/15/2021		300	309
NextEra Energy Capital Holdings, Inc.
3.342% due 09/01/2020		30	30
4.500% due 06/01/2021		600	616
Petrobras Global Finance BV 5.093% due 01/15/2030		862	860
Rio Oil Finance Trust 8.200% due 04/06/2028		720	726
San Diego Gas & Electric Co. 3.320% due 04/15/2050		900	982
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		540	541
Southern California Edison Co. 3.700% due 08/01/2025		2,300	2,546
Sprint Communications, Inc. 6.000% due 11/15/2022		599	633
Sprint Corp.
7.250% due 09/15/2021		1,159	1,216
7.875% due 09/15/2023		359	405
Telstra Corp. Ltd. 4.800% due 10/12/2021		500	524
Transocean Poseidon Ltd. 6.875% due 02/01/2027		1,300	1,125
			21,423
Total Corporate Bonds & Notes (Cost $221,695)			233,464
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035		125	126

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	720	979
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	480	662
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	6	7
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	500	626
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	175	193
6.725% due 04/01/2035	350	385
		2,852
NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (h)	1,165	1,115
OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	300	459
Total Municipal Bonds & Notes (Cost $4,221)		4,552
U.S. GOVERNMENT AGENCIES 33.0%
Fannie Mae
0.000% due 08/25/2039 (b)(h)	753	704
0.515% due 04/25/2037 •	9	9
0.535% due 07/25/2037 •	15	15
0.705% due 10/25/2040 •	48	48
2.310% due 08/01/2022	117	120
2.870% due 09/01/2027	599	669
3.361% due 03/01/2034 •	65	67
3.848% due 12/01/2034 •	61	62
4.500% due 09/25/2040	1,236	1,597
5.866% due 03/25/2037 •(a)	383	71
5.916% due 04/25/2037 •(a)	1,018	201
5.966% due 11/25/2039 •(a)	197	36
6.196% due 03/25/2037 •(a)	501	107
6.216% due 05/25/2037 •(a)	1,281	240
6.606% due 04/25/2037 •(a)	2,337	534
7.016% due 02/25/2037 •(a)	209	51
7.466% due 07/25/2033 •(a)	126	26
9.760% due 11/25/2040 •	4	6
Freddie Mac
0.485% due 05/15/2037 •	14	14
3.500% due 07/15/2042	4,189	4,486
4.000% due 11/01/2047 - 03/01/2049	5,489	5,838
5.000% due 04/15/2041	1,624	1,998
5.500% due 03/15/2034	248	286
6.385% due 09/15/2036 •(a)	384	76
6.500% due 05/01/2035	157	178
10.491% due 02/15/2040 •	169	239
12.646% due 02/15/2041 •	3	6
14.032% due 09/15/2041 •	602	1,079
Ginnie Mae
0.523% due 08/20/2047 •	413	410
1.336% due 04/20/2068 •	1,855	1,873
3.125% due 11/20/2044 •	1,015	1,059
Ginnie Mae, TBA 5.000% due 07/01/2050	1,300	1,412
Small Business Administration
5.490% due 03/01/2028	34	37
6.020% due 08/01/2028	275	303
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	27,155	28,669
4.000% due 12/01/2040 - 04/01/2049	19,159	20,500
5.500% due 03/01/2028	9	10
6.000% due 08/01/2036 - 04/01/2041	826	949
6.500% due 09/01/2036	115	130
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	242,800	252,315
3.000% due 09/01/2050	97,100	101,920
3.500% due 08/01/2050	19,500	20,510
4.000% due 07/01/2050	45,600	48,320
4.500% due 08/01/2050	6,900	7,417
Total U.S. Government Agencies (Cost $502,443)		504,597
U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	212	291

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

3.000% due 02/15/2049	12,996	17,937
3.125% due 05/15/2048	560	785
4.625% due 02/15/2040	2,952	4,789
U.S. Treasury Inflation Protected Securities (i)
0.125% due 01/15/2022 (o)	7,025	7,127
0.125% due 04/15/2022 (o)	18,520	18,810
0.375% due 01/15/2027	2,601	2,807
0.625% due 07/15/2021 (o)	5,813	5,920
0.625% due 01/15/2026	3,529	3,826
0.625% due 02/15/2043	223	263
1.000% due 02/15/2046	1,191	1,542
1.000% due 02/15/2048	27,766	36,781
1.000% due 02/15/2049	1,773	2,371
1.375% due 02/15/2044	1,100	1,504
2.000% due 01/15/2026	6,086	7,082
2.375% due 01/15/2027	390	475
U.S. Treasury Notes
3.000% due 09/30/2025	25,510	29,069
1.625% due 02/15/2026 (q)	900	963
1.750% due 12/31/2024 (q)	2,600	2,774
2.000% due 12/31/2021 (o)(q)	34,500	35,451
2.375% due 05/15/2029	11,800	13,620
2.625% due 12/31/2025 (q)	6,288	7,068
2.625% due 02/15/2029	112,302	131,610
2.750% due 05/31/2023 (o)	2,200	2,365
3.000% due 10/31/2025	18,835	21,493
Total U.S. Treasury Obligations (Cost $338,145)		356,723
NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
Adjustable Rate Mortgage Trust 4.024% due 01/25/2036 ^~	1,627	1,380
American Home Mortgage Assets Trust
2.424% due 11/25/2046 •	10,540	4,570
6.250% due 11/25/2046 þ	467	426
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	109	108
Banc of America Funding Trust
3.943% due 09/20/2046 ^~	2,104	1,887
4.114% due 06/20/2037 ^~	94	85
6.000% due 08/25/2036 ^	59	57
Banc of America Mortgage Trust
3.596% due 06/25/2034 ~	42	40
3.858% due 02/25/2034 ~	30	29
3.888% due 01/25/2035 ~	36	34
4.292% due 05/25/2033 ~	64	63
Bear Stearns Adjustable Rate Mortgage Trust
3.766% due 02/25/2036 ^~	448	432
3.833% due 08/25/2033 ~	55	53
3.840% due 02/25/2036 •	22	22
Bear Stearns ALT-A Trust
0.505% due 01/25/2047 ^•	250	212
3.769% due 05/25/2035 ~	79	77
Chase Mortgage Finance Trust
3.898% due 01/25/2036 ^~	46	43
4.058% due 09/25/2036 ^~	504	440
ChaseFlex Trust 0.485% due 07/25/2037 •	3,047	2,599
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 05/25/2036 •	667	600
Citigroup Mortgage Loan Trust
0.425% due 11/25/2036 •	114	113
3.228% due 09/25/2059 þ	1,833	1,845
3.258% due 04/25/2066 ~	1,233	1,242
3.880% due 10/25/2035 ^•	109	106
3.934% due 09/25/2037 ^~	46	44
4.380% due 10/25/2035 •	76	74
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	101	99
CitiMortgage Alternative Loan Trust
0.785% due 04/25/2037 •	608	467
6.000% due 12/25/2036 ^	321	317
6.000% due 06/25/2037 ^	417	409
Countrywide Alternative Loan Trust
0.305% due 12/25/2046 •	2,770	2,514
0.355% due 11/25/2036 •	519	529
0.400% due 09/20/2046 •	103	80
0.485% due 08/25/2035 •	1,663	1,511
0.705% due 12/25/2035 •	42	37
0.790% due 11/20/2035 •	320	287
2.904% due 08/25/2035 •	136	128
2.984% due 01/25/2036 •	474	439
5.500% due 06/25/2025	766	761
5.500% due 11/25/2035 ^	255	210
5.750% due 03/25/2037	505	381
6.000% due 12/25/2035 ^	966	884

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

6.000% due 05/25/2036 ^		115	83
6.000% due 08/25/2036 ^•		271	227
6.250% due 08/25/2036		1,832	1,491
7.000% due 10/25/2037		237	137
Countrywide Home Loan Mortgage Pass-Through Trust
0.785% due 05/25/2035 •		273	226
0.845% due 02/25/2035 •		23	21
3.806% due 10/20/2034 ~		72	69
5.750% due 05/25/2037 ^		26	20
6.000% due 01/25/2037 ^		644	494
6.000% due 02/25/2037 ^		662	525
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •		215	201
Credit Suisse First Boston Mortgage Securities Corp. 3.924% due 09/25/2034 ~		68	68
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^		76	70
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~		3,539	3,672
3.568% due 06/25/2050 ~		1,386	1,113
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.375% due 02/25/2037 ^•		2,120	1,850
0.685% due 02/25/2035 •		522	497
Downey Savings & Loan Association Mortgage Loan Trust 0.384% due 10/19/2036 •		486	408
First Horizon Alternative Mortgage Securities Trust
3.009% due 12/25/2035 ~		219	189
3.277% due 06/25/2036 ^~		1,607	1,424
GS Mortgage Securities Trust 5.162% due 12/10/2043 ~		1,585	1,598
GSR Mortgage Loan Trust
1.920% due 04/25/2032 •		34	29
3.337% due 07/25/2035 ~		34	34
3.842% due 11/25/2035 ~		42	41
3.928% due 12/25/2034 ~		36	35
4.097% due 11/25/2035 ~		139	133
4.148% due 09/25/2035 ~		175	173
5.500% due 01/25/2037		153	171
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •		733	590
3.504% due 10/19/2035 •		1,804	1,380
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	7,068	8,756
Impac CMB Trust 0.825% due 03/25/2035 •		$510	489
Impac Secured Assets CMN Owner Trust 3.991% due 07/25/2035 ~		163	140
IndyMac Mortgage Loan Trust
0.375% due 09/25/2046 •		394	345
0.385% due 11/25/2046 •		2,079	1,841
0.665% due 07/25/2035 •		671	616
3.298% due 05/25/2035 ^~		1,297	978
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		1,318	1,294
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		193	194
3.343% due 07/27/2037 ~		306	312
3.611% due 06/25/2035 ~		27	27
3.721% due 07/25/2035 ~		14	14
4.171% due 07/25/2035 ~		505	496
5.750% due 01/25/2036 ^		27	20
Lehman Mortgage Trust 0.835% due 11/25/2036 •		486	282
Lehman XS Trust 0.410% due 08/25/2046 •		1,201	1,078
London Wall Mortgage Capital PLC 1.142% due 11/15/2049 •	GBP	148	182
Luminent Mortgage Trust 3.751% due 04/25/2036 ~		$2,149	1,834
MASTR Adjustable Rate Mortgages Trust 4.088% due 11/21/2034 ~		50	50
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		442	397
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.045% due 08/15/2032 •		158	149
Merrill Lynch Alternative Note Asset Trust
0.295% due 03/25/2037 •		680	277
0.338% due 02/25/2037 •		9	10
0.385% due 03/25/2037 •		5,131	1,951
6.000% due 03/25/2037		130	83
Merrill Lynch Mortgage Investors Trust
2.015% due 02/25/2033 ~		93	88
3.339% due 02/25/2036 ~		3	3
3.397% due 05/25/2036 ~		304	276
3.414% due 04/25/2035 ~		39	37

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

MF1 Ltd. 1.315% due 12/25/2034 •		2,995	2,954
Morgan Stanley Capital Trust 4.661% due 06/15/2044		238	245
Morgan Stanley Mortgage Loan Trust
3.226% due 06/25/2036 ~		13	13
6.000% due 08/25/2036		211	151
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		235	193
MortgageIT Trust 0.705% due 12/25/2035 •		1,122	1,067
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		6,777	7,156
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		5,565	5,849
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		74	52
NovaStar Mortgage Funding Trust 0.595% due 09/25/2046 •		1,539	665
Prime Mortgage Trust 6.000% due 06/25/2036 ^		313	304
RBSSP Resecuritization Trust
0.418% due 02/26/2037 •		658	650
0.674% due 04/26/2037 •		38	38
Residential Accredit Loans, Inc. Trust
0.435% due 08/25/2037 •		60	54
2.624% due 10/25/2037 ~		1,036	913
6.000% due 01/25/2037 ^		114	102
6.000% due 03/25/2037		284	254
Residential Funding Mortgage Securities, Inc. Trust 4.315% due 04/25/2037 ~		592	521
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	26,096	32,237
Sequoia Mortgage Trust
1.625% due 05/20/2034 •		$94	91
3.530% due 09/20/2046 ^~		358	274
Structured Adjustable Rate Mortgage Loan Trust
3.367% due 01/25/2035 ~		293	281
3.654% due 08/25/2035 ~		96	74
3.945% due 03/25/2036 ^~		116	103
Structured Asset Mortgage Investments Trust 0.395% due 04/25/2036 •		210	209
Structured Asset Securities Corp. 5.500% due 06/25/2035		1,400	1,483
SunTrust Adjustable Rate Mortgage Loan Trust 4.018% due 01/25/2037 ^~		377	335
Thornburg Mortgage Securities Trust
1.815% due 06/25/2047 ^•		786	733
1.815% due 06/25/2047 •		85	79
2.713% due 03/25/2044 ~		252	247
3.470% due 12/25/2044 ~		282	276
3.732% due 09/25/2037 ~		3	3
Towd Point Mortgage Funding
1.392% due 07/20/2045 •	GBP	7,507	9,278
1.481% due 02/20/2054 •		845	1,047
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		3,011	3,732
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		$932	915
0.965% due 01/25/2045 •		2,269	2,238
2.240% due 08/25/2046 •		255	228
2.254% due 06/25/2047 •		956	859
2.501% due 12/25/2046 •		107	97
2.504% due 02/25/2046 •		201	192
3.101% due 06/25/2033 ~		182	180
3.147% due 06/25/2037 ^~		392	331
3.163% due 06/25/2037 ^~		145	134
3.820% due 01/25/2035 ~		159	157
3.828% due 12/25/2035 ~		665	643
3.848% due 08/25/2035 ~		137	135
3.861% due 10/25/2035 ~		72	70
Washington Mutual Mortgage Pass-Through Certificates Trust
0.265% due 09/25/2036 •		1,094	384
0.435% due 02/25/2036 •		1,468	1,181
2.254% due 02/25/2047 ^•		2,323	1,982
2.444% due 04/25/2046 •		192	167
Wells Fargo Mortgage-Backed Securities Trust 4.770% due 09/25/2036 ^~		28	27
Total Non-Agency Mortgage-Backed Securities (Cost $141,841)			146,405
ASSET-BACKED SECURITIES 11.6%
Aames Mortgage Investment Trust 1.175% due 07/25/2035 •		3,123	3,084
Accredited Mortgage Loan Trust 0.445% due 09/25/2036 •		1,178	1,133

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Argent Securities Trust 0.375% due 03/25/2036 •		2,861	2,595
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.265% due 01/25/2034 •		685	666
Asset-Backed Securities Corp. Home Equity Loan Trust 0.995% due 06/25/2034 •		2,175	2,070
Avery Point CLO Ltd. 2.115% due 07/17/2026 •		1,287	1,279
Bear Stearns Asset-Backed Securities Trust
0.355% due 03/25/2037 •		1,937	3,927
1.235% due 08/25/2037 •		1,637	1,447
4.124% due 07/25/2036 ~		135	133
BNPP AM Euro CLO 0.650% due 10/15/2031 •	EUR	540	598
Cairn CLO BV 0.670% due 01/31/2030 •		2,036	2,248
Centex Home Equity Loan Trust 0.830% due 03/25/2034 •		$1,145	1,105
Chase Funding Trust 0.825% due 08/25/2032 •		59	56
CIFC Funding Ltd. 1.851% due 10/25/2027 •		1,218	1,201
Citigroup Mortgage Loan Trust
0.375% due 05/25/2037 •		1,883	1,371
0.445% due 03/25/2036 •		3,606	3,344
0.485% due 10/25/2036 •		595	417
6.750% due 05/25/2036 þ		255	174
Citigroup Mortgage Loan Trust, Inc.
0.485% due 10/25/2036 •		1,358	1,319
1.085% due 09/25/2035 ^•		2,036	1,871
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 •		1,220	1,070
0.385% due 02/25/2037 •		616	545
0.405% due 09/25/2037 ^•		1,204	1,026
0.455% due 03/25/2036 •		1,305	1,131
0.475% due 06/25/2036 •		115	115
0.625% due 04/25/2036 •		3,573	3,553
Countrywide Asset-Backed Certificates Trust
0.325% due 03/25/2037 •		610	572
0.335% due 03/25/2047 ^•		2,101	2,051
0.345% due 03/25/2037 •		142	141
0.925% due 08/25/2047 •		1,046	1,000
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		4,306	1,424
CVC Cordatus Loan Fund DAC 0.650% due 07/21/2030 •	EUR	1,737	1,933
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •		$1,262	1,226
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		1,451	1,409
EMC Mortgage Loan Trust 1.485% due 02/25/2041 •		29	28
Encore Credit Receivables Trust 0.920% due 09/25/2035 •		210	206
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	1,080	1,197
0.820% due 11/10/2030 •		1,200	1,339
First Franklin Mortgage Loan Trust
0.345% due 11/25/2036 •		$986	950
0.495% due 09/25/2036 •		290	234
0.545% due 11/25/2035 •		1,545	1,442
Fremont Home Loan Trust
0.325% due 11/25/2036 •		801	528
0.335% due 10/25/2036 •		2,426	1,239
0.920% due 01/25/2035 •		834	817
0.920% due 07/25/2035 •		93	92
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		2,879	2,912
2.470% due 11/15/2023		3,511	3,555
2.580% due 07/17/2023		2,211	2,238
GoldenTree Loan Management EUR CLO DAC 0.000% due 07/20/2031 •(c)	EUR	4,000	4,494
GSAA Home Equity Trust
0.255% due 03/25/2036 •		$476	223
0.285% due 05/25/2037 •		977	437
0.505% due 04/25/2047 •		1,074	642
3.408% due 03/25/2036 ~		920	357
6.295% due 06/25/2036 þ		804	336
GSAMP Trust
0.275% due 01/25/2037 •		3,795	2,409
0.285% due 12/25/2046 •		355	208
0.315% due 12/25/2046 •		1,944	1,150
0.415% due 01/25/2037 •		778	612
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		110	110

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		792	661
JPMorgan Mortgage Acquisition Trust
0.395% due 10/25/2036 •		1,200	1,153
0.485% due 03/25/2037 •		2,576	2,277
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		735	754
Long Beach Mortgage Loan Trust 0.405% due 02/25/2036 •		2,195	2,111
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(c)	EUR	700	787
MASTR Asset-Backed Securities Trust 2.885% due 07/25/2034 •		$1,000	948
Merrill Lynch Mortgage Investors Trust 0.295% due 08/25/2037 •		8,047	4,912
Monarch Grove CLO 1.871% due 01/25/2028 •		1,286	1,272
Morgan Stanley ABS Capital, Inc. Trust
0.275% due 01/25/2037 •		786	439
0.295% due 03/25/2037 •		3,088	1,535
0.315% due 02/25/2037 •		3,840	1,918
0.400% due 03/25/2037 •		12,198	6,253
1.100% due 03/25/2035 •		984	977
1.115% due 07/25/2035 •		2,309	2,211
Morgan Stanley Dean Witter Capital, Inc. Trust 1.165% due 02/25/2033 •		444	429
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		125	125
Mountain View CLO Ltd. 2.266% due 10/16/2029 •		1,000	978
Nassau Ltd. 2.369% due 10/15/2029 •		800	785
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.032% due 10/25/2036 ^þ		535	221
North Carolina State Education Assistance Authority 0.985% due 07/25/2039 •		1,252	1,194
NovaStar Mortgage Funding Trust 0.385% due 09/25/2037 •		1,729	1,631
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		1,796	1,767
Option One Mortgage Loan Trust
0.325% due 03/25/2037 •		627	479
0.545% due 01/25/2036 •		3,833	3,341
0.965% due 02/25/2035 •		1,528	1,477
Ozlme BV 0.820% due 01/18/2030 •	EUR	1,558	1,740
Palmer Square Loan Funding Ltd. 1.920% due 10/24/2027 •		$2,131	2,110
Renaissance Home Equity Loan Trust
1.285% due 09/25/2037 •		507	242
5.586% due 11/25/2036 þ		1,267	665
Residential Asset Mortgage Products Trust 0.485% due 03/25/2036 •		1,585	1,530
Residential Asset Securities Corp. Trust
0.625% due 12/25/2035 •		2,815	2,533
0.765% due 06/25/2033 •		192	167
Securitized Asset-Backed Receivables LLC Trust
0.425% due 07/25/2036 •		1,198	666
0.665% due 10/25/2035 •		2,876	2,498
1.145% due 01/25/2036 ^•		1,214	1,013
Seneca Park CLO Ltd. 2.255% due 07/17/2026 •		343	342
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	72	81
2.491% due 04/25/2023 •		$404	396
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,876	2,984
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		1,737	1,707
Soundview Home Loan Trust
0.355% due 07/25/2037 •		946	834
0.495% due 02/25/2036 •		1,796	1,600
1.485% due 10/25/2037 •		1,269	1,062
South Carolina Student Loan Corp. 1.350% due 09/03/2024 •		325	319
Specialty Underwriting & Residential Finance Trust
0.335% due 06/25/2037 •		211	142
0.785% due 12/25/2036 •		1,686	1,623
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		772	779
Structured Asset Investment Loan Trust
0.965% due 02/25/2035 •		3,337	3,253
3.335% due 08/25/2033 •		540	534
Structured Asset Securities Corp. Mortgage Loan Trust
0.395% due 02/25/2037 •		3,224	3,035
0.525% due 02/25/2036 •		136	135

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Symphony CLO Ltd. 2.261% due 07/14/2026 •		3,100	3,070
Telos CLO Ltd.
2.085% due 04/17/2028 •		1,481	1,463
2.405% due 01/17/2027 •		1,891	1,877
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •		2,039	2,014
TICP CLO Ltd. 1.935% due 07/20/2027 •		794	783
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	600	666
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$6,860	7,233
3.000% due 11/25/2058 ~		1,466	1,499
3.466% due 10/25/2057 ~		2,815	2,870
Venture CLO Ltd.
1.401% due 08/28/2029 •		1,800	1,758
2.365% due 04/20/2029 •		3,114	3,067
Wells Fargo Home Equity Asset-Backed Securities Trust
0.685% due 12/25/2035 •		1,900	1,794
1.130% due 03/25/2035 •		932	932
Total Asset-Backed Securities (Cost $167,129)			176,640
SOVEREIGN ISSUES 5.7%
Argentina Government International Bond
3.750% due 12/31/2038 ^(e)		6,132	2,433
5.875% due 01/11/2028 ^(e)		2,896	1,172
15.500% due 10/17/2026	ARS	1,580	6
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		4,606	40
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		2,300	21
Brazil Government International Bond 4.750% due 01/14/2050		$2,186	2,059
Israel Government International Bond 4.125% due 01/17/2048		900	1,118
Japan Government International Bond
0.100% due 03/10/2028 (i)	JPY	5,094,592	47,018
0.100% due 03/10/2029 (i)		3,408,660	31,553
Saudi Government International Bond
4.000% due 04/17/2025		$1,340	1,489
4.500% due 10/26/2046		200	231
5.000% due 04/17/2049		500	620
Total Sovereign Issues (Cost $87,759)			87,760
		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Dommo Energia S.A. (f)(l)		39,329	11
Dommo Energia S.A. «(f)(l)		195,949	45
Dommo Energia S.A. SP - ADR (f)		613	2
			58
UTILITIES 0.0%
Eneva S.A. (f)(l)		8,807	73
Total Common Stocks (Cost $91)			131
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(j)(k)		600,000	698
Banco Santander S.A.
5.250% due 09/29/2023 •(j)(k)		200,000	213
6.250% due 09/11/2021 •(j)(k)		900,000	971
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(j)		845,000	771
SL Green Realty Corp. 6.500% due 07/30/2020 (j)		121,300	3,026
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (j)		452,000	542

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Total Preferred Securities (Cost $6,146)			6,221
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (m) 0.0%			350
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	3,052	30
U.S. TREASURY BILLS 0.1%
0.174% due 07/16/2020 - 10/15/2020 (g)(h)(o)(q)		$700	700
Total Short-Term Instruments (Cost $1,084)			1,080
Total Investments in Securities (Cost $1,471,033)			1,518,036
		SHARES
INVESTMENTS IN AFFILIATES 30.3%
SHORT-TERM INSTRUMENTS 30.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.3%
PIMCO Short Asset Portfolio		3,815,484	38,060
PIMCO Short-Term Floating NAV Portfolio III		43,181,172	425,723
Total Short-Term Instruments (Cost $462,375)			463,783
Total Investments in Affiliates (Cost $462,375)			463,783
Total Investments 129.6% (Cost $1,933,408)			$1,981,819
Financial Derivative Instruments (n)(p) 3.7%(Cost or Premiums, net $(3,765))			57,286
Other Assets and Liabilities, net (33.3)%			(510,463)
Net Assets 100.0%			$1,528,642

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								When-issued security.
(d)								Payment in-kind security.
(e)								Security is not accruing income as of the date of this report.
(f)								Security did not produce income within the last twelve months.
(g)								Coupon represents a weighted average yield to maturity.
(h)								Zero coupon security.
(i)								Principal amount of security is adjusted for inflation.
(j)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)								Contingent convertible security.
(l)								RESTRICTED SECURITIES:
Issuer Description					Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.					12/21/2017 - 12/03/2019			$50	$56	0.00%
Eneva S.A.					12/21/2017 - 12/03/2019			41	73	0.01
							$91		$129	0.01%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$350	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(357)	$350	$350
Total Repurchase Agreements								$(357)	$350	$350
SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA					4.000%	07/01/2050		$33,100	$(35,241)	$(35,074)
Uniform Mortgage-Backed Security, TBA					4.000	08/01/2050		45,600	(48,371)	(48,345)
Uniform Mortgage-Backed Security, TBA					5.000	07/01/2050		1,300	(1,421)	(1,421)
	Total U.S. Government Agencies								(85,033)	(84,840)
Sovereign Issues (0.4)%
Canada Government International Bond					2.750%	12/01/2048	CAD	5,200	(5,355)	(5,513)
Total Short Sales (3.6)%									$(90,388)	$(90,353)
(1)								Payable for short sales includes $15 of accrued interest.
(n)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	1	$198	$1	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2020	638	80,224	178	0	(20)
$179	$0	$(20)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	286	$(63,157)	$(5)	$0	$(5)
U.S. Treasury 10-Year Note September Futures	09/2020	183	(25,468)	(60)	29	0
U.S. Treasury 30-Year Bond September Futures	09/2020	388	(69,282)	48	182	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	685	(149,437)	(670)	706	0
United Kingdom Long Gilt September Futures	09/2020	4	(682)	1	1	(1)
$(686)	$918	$(6)
Total Futures Contracts	$(507)	$918	$(26)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$1,547	$88	$(85)	$3	$9	$0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	5,428	(320)	294	(26)	40	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	6,080	26	(63)	(37)	47	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	500	9	(3)	6	0	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	69,200	1,627	(809)	818	75	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	67,300	537	250	787	86	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	5,300	93	8	101	17	0
$2,060	$(408)	$1,652	$274	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	45,700	$(149)	$1,613	$1,464	$0	$(26)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/19/2024	134,800	3,031	400	3,431	0	(78)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	4,700	181	990	1,171	0	(22)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	700	4	104	108	0	(3)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$275,800	(3,407)	(866)	(4,273)	0	(3)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	52,700	81	2,293	2,374	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	34,200	1	(1,858)	(1,857)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	27,600	(1,065)	(213)	(1,278)	12	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	314,200	(11,091)	(3,447)	(14,538)	126	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025	800	(2)	(65)	(67)	0	0
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	34,200	(481)	(1,660)	(2,141)	37	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	77,000	1,618	2,601	4,219	0	(85)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	54,800	(846)	(7,340)	(8,186)	70	0
Pay	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029	3,100	333	331	664	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	15,600	(677)	(267)	(944)	32	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	29,900	1,779	33	1,812	0	(72)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	47,800	6,933	605	7,538	0	(431)
Receive(4)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	3,400	0	(237)	(237)	0	(5)
Receive(4)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	29,100	(278)	(1,934)	(2,212)	0	(39)
Pay(4)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	4,100	0	299	299	0	(2)
Pay(4)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	31,200	330	2,123	2,453	0	(12)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	8,610,000	(2,600)	194	(2,406)	74	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,300	(2)	(201)	(203)	11	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	CPTFEMU	1.946	Maturity	03/15/2048	1,000	4	367	371	0	(20)
Receive	CPURNSA	1.669	Maturity	06/19/2024	$21,600	0	(551)	(551)	16	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	5,000	(42)	351	309	0	(26)
Pay	UKRPI	3.593	Maturity	11/15/2028	800	0	64	64	0	(4)
Pay	UKRPI	3.595	Maturity	11/15/2028	3,800	43	262	305	0	(19)
Pay	UKRPI	3.603	Maturity	11/15/2028	600	0	49	49	0	(3)
Pay	UKRPI	3.400	Maturity	01/15/2030	65,500	1,074	379	1,453	0	(415)
Pay	UKRPI	3.480	Maturity	01/15/2030	11,800	86	333	419	0	(75)
Pay	UKRPI	3.415	Maturity	02/15/2030	1,700	0	33	33	0	(11)
$(5,142)	$(5,215)	$(10,357)	$386	$(1,357)
Total Swap Agreements	$(3,082)	$(5,623)	$(8,705)	$660	$(1,357)
(o)	Securities with an aggregate market value of $23,559 and cash of $3,552 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$18,321	JPY	1,957,637	$0	$(191)
07/2020	907	RUB	70,516	82	0
07/2020	2,212	ZAR	42,012	207	0
08/2020	JPY	1,957,637	$18,329	191	0
09/2020	TWD	206,987	7,093	0	(19)
09/2020	$7,966	CNH	57,072	74	0
09/2020	279	TWD	8,230	4	0
BPS	07/2020	BRL	11,655	$2,175	32	0
07/2020	RUB	236,909	3,426	104	0
07/2020	TWD	352,808	11,981	0	(49)
07/2020	$2,128	BRL	11,655	15	0
07/2020	1,627	EUR	1,449	1	0
07/2020	1,184	GBP	936	0	(24)
CBK	07/2020	DKK	2,136	$315	0	(7)
07/2020	$983	MXN	24,548	85	0
07/2020	6,941	ZAR	131,194	614	0
07/2020	ZAR	355,114	$19,003	0	(1,448)
08/2020	CAD	32,726	23,975	64	(197)
10/2020	$0	DKK	1	0	0
DUB	07/2020	BRL	11,655	$2,128	0	(15)
07/2020	$2,209	BRL	11,655	0	(66)
08/2020	BRL	11,655	$2,207	67	0
GLM	07/2020	DKK	5,805	852	0	(23)
07/2020	GBP	50,164	61,874	0	(284)
07/2020	$1,166	DKK	7,945	32	0
07/2020	1,846	EUR	1,643	0	0
07/2020	5,012	MXN	124,916	407	0
07/2020	2,178	RUB	166,587	158	0
HUS	07/2020	JPY	210,315	$1,962	14	0
07/2020	$11,943	TWD	352,808	87	0
07/2020	1,253	ZAR	23,122	78	0
08/2020	5,487	CAD	7,441	0	(5)
09/2020	CNY	57,344	$8,001	0	(79)
09/2020	TWD	608,117	20,786	0	(109)
01/2021	BRL	970	150	0	(28)
JPM	07/2020	DKK	1	0	0	0
07/2020	$3,812	ZAR	69,877	212	0
10/2020	0	DKK	1	0	0
MYI	07/2020	DKK	2	$0	0	0
07/2020	$22,885	JPY	2,448,015	0	(213)
08/2020	CAD	7,378	$5,448	12	0
08/2020	JPY	2,448,015	22,895	213	0
09/2020	$16,237	SGD	22,516	0	(77)
10/2020	0	DKK	3	0	0
RBC	09/2020	11,961	SGD	16,624	0	(29)
SCX	07/2020	BRL	8,639	EUR	1,451	42	0
07/2020	EUR	1,457	BRL	8,639	0	(49)
07/2020	46,949	$52,255	0	(492)
07/2020	GBP	512	632	0	(3)
07/2020	JPY	1,862,900	17,421	168	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020		$4,271	ZAR	78,621		257	0
	08/2020	EUR	1,449	BRL	8,639		0	(43)
	08/2020		43,857		$49,293		0	(16)
	08/2020	GBP	49,740		61,013		0	(633)
SOG	07/2020	DKK	1		0		0	0
	07/2020		$747	ZAR	13,855		51	0
	10/2020		0	DKK	1		0	0
SSB	07/2020	MXN	124,341		$5,082		0	(312)
	09/2020	SGD	637		450		0	(7)
TOR	07/2020	JPY	5,828,468		54,141		162	0
	07/2020		$14,817	JPY	1,584,823		0	(139)
	08/2020	JPY	1,584,823		$14,823		139	0
UAG	07/2020		471,600		4,411		44	0
	07/2020	MXN	24,548		1,022		0	(45)
	07/2020		$15,911	JPY	1,700,893		0	(158)
	08/2020	JPY	1,700,893		$15,918		159	0
	08/2020		$4,958	CAD	6,994		195	0
Total Forward Foreign Currency Contracts							$3,970	$(4,760)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.335%	07/19/2021	40,900	$368	$1,309
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	11/01/2021	171,400	415	598
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	157,500	602	3,592
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	71,800	264	1,671
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	42,400	339	3,514
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	43,400	255	3,054
Total Purchased Options							$2,243	$13,738
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	2,900	$(2)	$(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,900	(6)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	3,000	(4)	(3)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	2,700	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	2,700	(5)	(6)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	2,200	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	2,200	(4)	(5)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,900	(2)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	2,900	(2)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	6,100	(8)	(8)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	2,900	(4)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,100	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,100	(4)	(3)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	2,800	(3)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	2,800	(2)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,700	(2)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,700	(7)	(6)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	3,400	(4)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	3,400	(5)	(6)
GST	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,800	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,800	(5)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	300	0	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,200	(2)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,200	(4)	(3)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,300	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,300	(6)	(5)
							$(89)	$(79)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	10,600	$(129)	$(275)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	23,800	(302)	(562)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	14,200	(310)	(1,089)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	22,400	(339)	(3,584)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	22,900	(255)	(3,152)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	50,400	(601)	(4,034)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	23,000	(257)	(1,764)
$(2,193)	$(14,460)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	5,800	$(42)	$(3)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,400	(6)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,300	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,700	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,800	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,400	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	900	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,800	(10)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	2,900	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	3,400	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	5,900	(33)	0
$(220)	$(15)
Total Written Options	$(2,502)	$(14,554)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,999	$(424)	$237	$0	$(187)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	ERADXULT Index	29,239	0.864% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	$45,228	$0	$304	$304	$0
Receive	ERADXULT Index	39,584	0.924% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	61,230	0	410	410	0
Receive	ERADXULT Index	39,381	0.944% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/24/2021	60,916	0	407	407	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

JPM	Receive	ERADXULT Index	65,648	0.721% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/22/2020	115,756	0	(14,968)	0	(14,968)
	Receive	ERADXULT Index	59,589	0.824% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	92,175	0	622	622	0
	Receive	ERADXULT Index	115,577	0.944% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/12/2021	150,000	0	29,596	29,596	0
MEI	Receive	ERADXULT Index	17,278	0.753% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/03/2021	26,915	0	(16)	0	(16)
	Receive	ERADXULT Index	44,234	0.769% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	68,423	0	462	462	0
	Receive	ERADXULT Index	26,915	1.024% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	41,633	0	277	277	0
	Receive	ERADXULT Index	61,130	0.913% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/22/2021	84,217	0	10,745	10,745	0
	Receive	ERADXULT Index	77,051	0.984% (1-Month USD-LIBOR plus a specified spread)	Maturity	04/22/2021	100,020	0	19,701	19,701	0
SOG	Receive	ERADXULT Index	57,046	0.784% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/24/2021	106,901	0	(18,697)	0	(18,697)
	Receive	ERADXULT Index	136,731	0.774% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/07/2021	211,501	0	1,428	1,428	0
	Receive	ERADXULT Index	205,200	0.898% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	290,317	0	28,618	28,618	0
UAG	Receive	ERADXULT Index	4,522	0.833% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/07/2020	7,044	0	(5)	0	(5)
								$0	$58,884	$92,570	$(33,686)
Total Swap Agreements								$(424)	$59,121	$92,570	$(33,873)
(q)

Securities with an aggregate market value of $2,856 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$463	$0	$463
Corporate Bonds & Notes
Banking & Finance	0	175,416	0	175,416
Industrials	0	36,625	0	36,625
Utilities	0	21,423	0	21,423
Municipal Bonds & Notes
California	0	126	0	126
Illinois	0	2,852	0	2,852
New Jersey	0	1,115	0	1,115
Ohio	0	459	0	459
U.S. Government Agencies	0	504,597	0	504,597
U.S. Treasury Obligations	0	356,723	0	356,723
Non-Agency Mortgage-Backed Securities	0	146,405	0	146,405
Asset-Backed Securities	0	175,853	787	176,640
Sovereign Issues	0	87,760	0	87,760
Common Stocks
Energy	11	2	45	58
Utilities	73	0	0	73
Preferred Securities
Banking & Finance	3,026	3,195	0	6,221
Short-Term Instruments
Repurchase Agreements	0	350	0	350
Argentina Treasury Bills	0	30	0	30
U.S. Treasury Bills	0	700	0	700
	$3,110	$1,514,094	$832	$1,518,036
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$463,783	$0	$0	$463,783
Total Investments	$466,893	$1,514,094	$832	$1,981,819
Short Sales, at Value - Liabilities
Sovereign Issues	0	(5,513)	0	(5,513)
U.S. Government Agencies	0	(84,840)	0	(84,840)
	$0	$(90,353)	$0	$(90,353)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	918	660	0	1,578
Over the counter	0	110,278	0	110,278
	$918	$110,938	$0	$111,856
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(1,357)	0	(1,383)
Over the counter	(5)	(53,182)	0	(53,187)
	$(31)	$(54,539)	$0	$(54,570)
Total Financial Derivative Instruments	$887	$56,399	$0	$57,286
Totals	$467,780	$1,480,140	$832	$1,948,752

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		$467	$438
Total Loan Participations and Assignments (Cost $467)			438
CORPORATE BONDS & NOTES 14.1%
BANKING & FINANCE 8.8%
ABN AMRO Bank NV 5.750% due 09/22/2020 •(h)(i)	EUR	200	225
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$1,118	1,094
AIA Group Ltd. 3.375% due 04/07/2030		200	219
American Tower Corp. 3.800% due 08/15/2029		1,220	1,389
Aviation Capital Group LLC
2.875% due 01/20/2022		262	250
4.375% due 01/30/2024		66	62
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		788	730
5.500% due 01/15/2023		66	62
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	600	657
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$954	937
Bank of America Corp. 3.974% due 02/07/2030 •		788	918
Barclays Bank PLC 7.625% due 11/21/2022 (i)		300	327
Barclays PLC
2.000% due 02/07/2028 •	EUR	400	441
3.650% due 03/16/2025		$200	217
4.972% due 05/16/2029 •		200	234
7.125% due 06/15/2025 •(h)(i)	GBP	758	931
8.000% due 06/15/2024 •(h)(i)		$428	444
BNP Paribas S.A. 6.750% due 03/14/2022 •(h)(i)		200	204
Citigroup, Inc.
1.486% (US0003M + 1.100%) due 05/17/2024 ~		400	401
3.106% due 04/08/2026 •		100	107
3.200% due 10/21/2026		253	278
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	800	926
Credit Suisse AG 5.750% due 09/18/2025 •(i)		200	227
Credit Suisse Group AG
6.375% due 08/21/2026 •(h)(i)		$428	435
7.125% due 07/29/2022 •(h)(i)		400	412
7.250% due 09/12/2025 •(h)(i)		422	434
7.500% due 07/17/2023 •(h)(i)		460	478
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		250	276
Crown Castle International Corp. 4.300% due 02/15/2029		400	464
Deutsche Bank AG 3.961% due 11/26/2025 •		800	840
Discover Bank 4.650% due 09/13/2028		1,006	1,157
Equitable Holdings, Inc. 4.350% due 04/20/2028		850	953
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	890	1,039
Ford Motor Credit Co. LLC 1.627% (US0003M + 1.235%) due 02/15/2023 ~		$300	266
General Motors Financial Co., Inc. 2.363% (US0003M + 0.990%) due 01/05/2023 ~		32	31
Goldman Sachs Group, Inc.
1.963% (US0003M + 1.600%) due 11/29/2023 ~		500	510
4.223% due 05/01/2029 •		788	917
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		225	223

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

2.848% due 06/04/2031 •		300	307
4.292% due 09/12/2026 •		309	344
4.300% due 03/08/2026		200	226
4.950% due 03/31/2030		200	240
ING Groep NV
5.750% due 11/16/2026 •(h)(i)		200	199
6.875% due 04/16/2022 •(h)(i)		200	207
International Lease Finance Corp.
4.625% due 04/15/2021		66	67
5.875% due 08/15/2022		66	69
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)	EUR	800	897
JPMorgan Chase & Co.
2.250% (US0003M + 1.230%) due 10/24/2023 ~		$28	28
3.125% due 01/23/2025		451	492
3.797% due 07/23/2024 •		856	929
3.900% due 07/15/2025		361	410
4.023% due 12/05/2024 •		700	772
Lloyds Banking Group PLC
4.050% due 08/16/2023		660	718
4.550% due 08/16/2028		200	235
4.947% due 06/27/2025 •(h)(i)	EUR	200	219
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		$822	908
Nationwide Building Society 4.363% due 08/01/2024 •		1,198	1,297
Nomura Holdings, Inc.
2.648% due 01/16/2025		788	822
3.103% due 01/16/2030		200	209
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		300	282
Raymond James Financial, Inc. 4.650% due 04/01/2030		100	120
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	141	163
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$1,173	1,174
4.519% due 06/25/2024 •		920	1,000
4.892% due 05/18/2029 •		1,748	2,063
6.100% due 06/10/2023		300	332
7.500% due 08/10/2020 •(h)(i)		1,183	1,188
8.000% due 08/10/2025 •(h)(i)		428	473
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		253	279
4.796% due 11/15/2024 •		1,627	1,801
Societe Generale S.A.
6.750% due 04/07/2021 •(h)(i)	EUR	200	224
7.375% due 09/13/2021 •(h)(i)		$400	404
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		822	887
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (f)		3,345	1,088
UBS AG
4.750% due 02/12/2026 •(i)	EUR	1,684	1,933
5.125% due 05/15/2024 (i)		$2,129	2,317
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		1,757	1,760
5.750% due 02/19/2022 •(h)(i)	EUR	200	231
6.875% due 03/22/2021 •(h)(i)		$600	609
7.125% due 08/10/2021 •(h)(i)		400	409
UniCredit SpA
6.750% due 09/10/2021 •(h)(i)	EUR	600	663
9.250% due 06/03/2022 •(h)(i)		400	479
Wells Fargo & Co.
3.000% due 02/19/2025		$296	319
3.000% due 04/22/2026		366	400
Weyerhaeuser Co. 4.000% due 04/15/2030		100	113
WP Carey, Inc. 4.250% due 10/01/2026		300	328
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,154	1,362
			51,711
INDUSTRIALS 4.4%
AbbVie, Inc. 3.750% due 11/14/2023		$66	72
Amgen, Inc. 3.875% due 11/15/2021		109	113
AP Moller - Maersk A/S 3.750% due 09/22/2024		300	315
Apple, Inc. 2.200% due 09/11/2029		854	918
Bacardi Ltd. 4.700% due 05/15/2028		200	226

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

BAT Capital Corp. 3.222% due 08/15/2024		60	64
BAT International Finance PLC 3.950% due 06/15/2025		319	352
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		788	919
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		66	66
3.650% due 03/15/2023		58	62
Caterpillar, Inc. 2.600% due 09/19/2029		854	928
Centene Corp. 4.625% due 12/15/2029		300	318
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		1,450	1,456
4.908% due 07/23/2025		1,932	2,217
Comcast Corp.
3.950% due 10/15/2025		569	653
4.150% due 10/15/2028		756	910
CSN Resources S.A. 7.625% due 02/13/2023		200	186
CVS Health Corp.
3.625% due 04/01/2027		100	113
3.750% due 04/01/2030		100	115
4.125% due 04/01/2040		100	118
4.250% due 04/01/2050		100	121
CVS Pass-Through Trust 6.943% due 01/10/2030		221	254
Energy Transfer Operating LP 4.250% due 03/15/2023		232	245
Equinor ASA
3.125% due 04/06/2030		100	111
3.625% due 04/06/2040		100	113
3.700% due 04/06/2050		100	115
Fairstone Financial, Inc. 7.875% due 07/15/2024		230	226
Home Depot, Inc. 2.950% due 06/15/2029		822	924
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	724	812
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$300	306
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		1,582	1,613
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,814	1,886
3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,088	1,167
InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	100	119
2.125% due 05/15/2027	EUR	100	108
Kraft Heinz Foods Co.
2.800% due 07/02/2020		$48	48
5.000% due 07/15/2035		28	31
5.200% due 07/15/2045		56	61
Micron Technology, Inc.
4.185% due 02/15/2027		200	222
5.327% due 02/06/2029		660	791
Nakilat, Inc. 6.067% due 12/31/2033		492	603
NVIDIA Corp.
2.850% due 04/01/2030		100	111
3.500% due 04/01/2040		100	117
3.500% due 04/01/2050		100	117
Oracle Corp.
2.800% due 04/01/2027		100	109
2.950% due 04/01/2030		100	112
3.600% due 04/01/2040		100	114
3.600% due 04/01/2050		100	113
3.850% due 04/01/2060		100	118
Pfizer, Inc. 3.450% due 03/15/2029		788	921
QUALCOMM, Inc. 3.250% due 05/20/2027		822	934
Reynolds American, Inc. 4.000% due 06/12/2022		28	30
Sands China Ltd. 5.125% due 08/08/2025		854	928
Southern Co. 3.700% due 04/30/2030		100	115
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		300	299
UnitedHealth Group, Inc. 2.875% due 08/15/2029		822	918

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		200	212
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,810	35
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021		$301	310
			25,824
UTILITIES 0.9%
American Water Capital Corp. 3.450% due 06/01/2029		788	904
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		100	117
4.250% due 10/15/2050		100	126
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		100	114
3.950% due 04/01/2050		100	120
DTE Electric Co. 2.625% due 03/01/2031		100	108
Edison International 5.750% due 06/15/2027		296	340
Exelon Corp. 4.050% due 04/15/2030		100	116
Georgia Power Co. 2.650% due 09/15/2029		100	105
NextEra Energy Capital Holdings, Inc.
2.750% due 05/01/2025		100	108
3.342% due 09/01/2020		16	16
Petrobras Global Finance BV 5.093% due 01/15/2030		472	471
Southern California Edison Co.
3.650% due 03/01/2028		824	926
3.700% due 08/01/2025		300	332
Sprint Corp.
7.125% due 06/15/2024		264	299
7.875% due 09/15/2023		762	859
			5,061
Total Corporate Bonds & Notes (Cost $77,530)			82,596
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		195	351
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036		770	779
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040		140	235
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035		30	30
			1,395
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		110	152
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		108	116
			268
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		10	10
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043		30	46
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		1,010	1,220
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		60	61

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $2,951)		3,000
U.S. GOVERNMENT AGENCIES 33.1%
Fannie Mae
0.518% due 09/25/2042 •	10	10
0.535% due 07/25/2037 •	21	21
0.565% due 07/25/2037 •	35	35
0.585% due 09/25/2035 •	84	84
0.595% due 09/25/2035 •	155	155
0.785% due 01/25/2051 •	38	39
0.905% due 06/25/2037 •	279	283
2.870% due 09/01/2027	478	534
3.234% due 09/01/2035 •	4	4
3.461% due 11/01/2035 •	1	1
3.738% due 12/01/2033 •	1	1
3.776% due 06/01/2035 •	3	3
3.819% due 12/01/2033 •	3	3
3.851% due 06/01/2034 •	10	10
3.878% due 06/01/2035 •	3	3
3.890% due 07/01/2021	650	662
4.105% due 07/01/2035 •	1	1
5.666% due 03/25/2041 •(a)	1,426	278
6.516% due 03/25/2036 •(a)	665	124
6.566% due 05/25/2036 •(a)	16	0
25.822% due 12/25/2036 •	42	69
Freddie Mac
0.565% due 03/15/2037 •	273	273
0.885% due 08/15/2037 •	373	379
0.895% due 10/15/2037 •	64	65
0.905% due 05/15/2037 - 09/15/2037 •	432	438
3.231% due 06/01/2035 •	5	6
3.930% due 11/01/2034 •	4	4
4.000% due 01/01/2048 - 03/01/2049	3,376	3,587
5.000% due 05/01/2023 - 04/15/2041	979	1,153
5.500% due 03/15/2034 - 03/01/2039	284	326
6.000% due 08/01/2027 - 12/01/2037	40	45
6.285% due 07/15/2036 •(a)	751	153
6.515% due 04/15/2036 •(a)	179	27
Ginnie Mae
1.336% due 04/20/2068 •	857	865
3.125% due 11/20/2044 •	589	614
5.000% due 04/15/2035 - 03/15/2042	2,056	2,340
6.000% due 07/15/2037 - 08/15/2037	14	15
Ginnie Mae, TBA 5.000% due 07/01/2050	400	435
Small Business Administration 4.430% due 05/01/2029	62	67
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 08/01/2049	35,301	37,245
4.000% due 01/01/2025 - 06/01/2049	5,809	6,235
4.500% due 05/01/2023 - 02/01/2044	5,980	6,649
5.000% due 11/01/2025 - 01/01/2029	24	27
5.500% due 11/01/2021 - 09/01/2041	3,183	3,629
6.000% due 03/01/2021 - 05/01/2041	2,209	2,573
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050	72,900	75,834
3.000% due 09/01/2050	27,400	28,760
3.500% due 08/01/2050	6,348	6,677
4.000% due 07/01/2050	9,000	9,537
4.500% due 07/01/2050	2,700	2,901
Total U.S. Government Agencies (Cost $192,524)		193,179
U.S. TREASURY OBLIGATIONS 37.4%
U.S. Treasury Bonds
2.250% due 08/15/2049	800	962
2.750% due 08/15/2047	647	845
3.000% due 08/15/2048	529	727
3.000% due 02/15/2049	10,727	14,806
4.375% due 05/15/2040	5,301	8,379
4.625% due 02/15/2040	3,315	5,378
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022	16,431	16,671
0.125% due 04/15/2022	18,705	18,997
0.375% due 07/15/2023	8,491	8,851
0.375% due 01/15/2027	2,123	2,291
0.625% due 07/15/2021	5,594	5,697
0.625% due 01/15/2026	762	826
0.625% due 02/15/2043	317	374
1.000% due 02/15/2046	3,235	4,190
1.000% due 02/15/2048	3,325	4,404
1.375% due 02/15/2044	3,155	4,311
2.375% due 01/15/2027	2,289	2,783
U.S. Treasury Notes
3.000% due 09/30/2025	13,422	15,295

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

1.500% due 10/31/2024 (m)	11,868	12,512
1.500% due 08/15/2026 (o)	800	852
1.625% due 02/15/2026 (o)	703	752
1.750% due 12/31/2024 (o)	1,100	1,174
1.875% due 08/31/2022 (m)(o)	6,755	7,005
2.000% due 07/31/2022	32,966	34,230
2.000% due 11/15/2026 (o)	300	330
2.125% due 08/15/2021	98	100
2.250% due 08/15/2027 (o)	500	562
2.625% due 12/31/2025 (o)	6,542	7,354
2.625% due 02/15/2029	14,900	17,462
2.875% due 05/15/2028 (o)	3,062	3,614
3.000% due 10/31/2025	14,591	16,650
Total U.S. Treasury Obligations (Cost $210,704)		218,384
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
Adjustable Rate Mortgage Trust
0.385% due 08/25/2036 •	351	353
3.869% due 09/25/2035 ^~	12	11
4.024% due 01/25/2036 ^~	836	709
American Home Mortgage Investment Trust
2.515% due 02/25/2045 •	1	1
6.500% due 03/25/2047 þ	229	221
Banc of America Funding Trust
0.400% due 04/20/2047 ^•	32	29
3.540% due 06/25/2034 ~	2	2
4.012% due 05/25/2035 ~	1	1
4.717% due 09/20/2034 ~	12	11
Banc of America Mortgage Trust
3.858% due 02/25/2034 ~	22	22
3.885% due 07/25/2035 ^~	131	126
3.888% due 01/25/2035 ~	38	36
4.292% due 05/25/2033 ~	3	3
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 07/25/2034 ~	44	40
3.559% due 04/25/2033 ~	14	14
3.737% due 01/25/2035 ~	3	3
3.840% due 02/25/2036 •	22	22
3.889% due 02/25/2034 ~	3	3
3.936% due 11/25/2034 ~	12	11
3.967% due 02/25/2033 ~	2	2
4.011% due 01/25/2033 ~	309	300
4.161% due 12/25/2035 ~	4	4
4.332% due 11/25/2034 ~	2	2
4.503% due 08/25/2033 ~	24	24
Bear Stearns ALT-A Trust
0.525% due 12/25/2046 ^•	33	29
0.625% due 04/25/2035 •	99	99
0.685% due 01/25/2036 ^•	55	63
3.544% due 10/25/2033 ~	1	1
3.643% due 11/25/2035 ^~	507	462
3.715% due 10/25/2035 ^~	505	465
3.736% due 09/25/2035 ^~	217	171
3.769% due 05/25/2035 ~	19	19
Chase Mortgage Finance Trust
3.683% due 12/25/2035 ^~	132	127
4.058% due 09/25/2036 ^~	96	84
6.000% due 11/25/2036 ^	136	93
6.000% due 12/25/2036	71	49
ChaseFlex Trust 0.485% due 07/25/2037 •	335	286
Citigroup Mortgage Loan Trust
3.934% due 09/25/2037 ^~	430	404
3.979% due 08/25/2035 ^~	45	38
4.380% due 10/25/2035 •	12	12
Citigroup Mortgage Loan Trust, Inc. 4.576% due 08/25/2035 ~	12	12
Countrywide Alternative Loan Trust
0.305% due 12/25/2046 •	305	277
0.355% due 11/25/2036 •	514	524
0.365% due 05/25/2047 •	106	92
0.375% due 09/25/2046 ^•	518	473
0.420% due 05/20/2046 ^•	29	22
0.465% due 02/25/2037 •	54	47
0.505% due 11/25/2035 •	1,622	1,394
0.510% due 12/20/2035 •	348	315
0.585% due 08/25/2037 •	92	70
0.790% due 11/20/2035 •	47	43
2.504% due 12/25/2035 •	54	49
2.904% due 08/25/2035 •	23	21
2.984% due 01/25/2036 •	102	94
5.500% due 07/25/2035 ^	2	2
5.500% due 11/25/2035	33	25
6.000% due 05/25/2037 ^	663	376
6.250% due 08/25/2036	910	741

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
0.645% due 05/25/2035 •		127	109
0.845% due 02/25/2035 •		36	32
3.427% due 08/25/2034 ~		49	48
3.633% due 02/20/2035 ~		6	6
3.711% due 02/20/2036 ^•		2	2
3.806% due 10/20/2034 ~		140	135
3.819% due 11/25/2034 ~		113	111
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		1,878	1,843
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		1,478	1,524
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^		107	86
Credit Suisse Mortgage Capital Trust
3.135% due 12/26/2059 ~		579	599
3.322% due 10/25/2058 ~		925	948
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.515% due 02/25/2036 •		1,197	1,126
0.685% due 02/25/2035 •		321	306
0.935% due 10/25/2047 •		1,456	1,292
Downey Savings & Loan Association Mortgage Loan Trust 0.384% due 10/19/2036 •		130	110
Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	GBP	144	172
European Loan Conduit 1.000% due 02/17/2030 •	EUR	599	654
FWD Securitization Trust 2.240% due 01/25/2050 ~		$1,158	1,182
GSR Mortgage Loan Trust
3.842% due 11/25/2035 ~		31	30
4.065% due 09/25/2035 ~		3	3
4.232% due 11/25/2035 ^~		231	217
5.500% due 01/25/2037		141	158
6.000% due 03/25/2032		0	1
6.000% due 02/25/2036 ^		1,916	1,288
6.000% due 07/25/2037 ^		498	446
HarborView Mortgage Loan Trust
0.364% due 12/19/2036 ^•		76	66
0.399% due 12/19/2036 •		353	285
0.414% due 07/19/2047 •		1,779	1,563
0.434% due 12/19/2036 ^•		1,037	929
0.634% due 05/19/2035 •		3	3
0.674% due 06/19/2035 •		520	508
3.256% due 06/19/2036 ^~		412	264
IndyMac Mortgage Loan Trust
0.365% due 02/25/2037 ^•		583	535
0.825% due 07/25/2045 •		28	25
3.595% due 06/25/2036 ~		992	875
JPMorgan Alternative Loan Trust 3.706% due 05/25/2036 ^~		519	366
JPMorgan Chase Commercial Mortgage Securities Trust
1.055% due 01/16/2037 •		100	96
1.635% due 12/15/2031 •		400	393
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		38	38
3.626% due 10/25/2036 ~		48	41
3.774% due 02/25/2035 ~		1	1
3.944% due 04/25/2037 ~		40	35
3.945% due 10/25/2036 ^~		287	247
4.171% due 07/25/2035 ~		253	246
5.750% due 01/25/2036 ^		12	9
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		445	450
Lehman XS Trust 0.435% due 08/25/2037 •		707	660
Luminent Mortgage Trust 0.425% due 04/25/2036 •		256	216
MASTR Adjustable Rate Mortgages Trust
2.721% due 07/25/2035 ^~		82	74
3.647% due 10/25/2033 ~		346	282
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.625% due 12/15/2030 •		13	13
Merrill Lynch Alternative Note Asset Trust
0.385% due 03/25/2037 •		2,605	990
0.485% due 03/25/2037 •		531	205
Merrill Lynch Mortgage Investors Trust
3.603% due 05/25/2033 ~		46	45
4.063% due 09/25/2035 ^~		248	223
Morgan Stanley Mortgage Loan Trust 3.226% due 06/25/2036 ~		12	12
Morgan Stanley Re-REMIC Trust
2.929% due 02/26/2037 •		173	150
5.250% due 05/26/2037 ~		176	145
Mortgage Equity Conversion Asset Trust 0.680% due 05/25/2042 •		838	793

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

New Century Home Equity Loan Trust
2.750% due 11/25/2059 ~		573	605
3.500% due 10/25/2059 ~		441	469
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		19	13
PHH Alternative Mortgage Trust 0.345% due 02/25/2037 •		1,424	1,093
Prime Mortgage Trust 6.000% due 06/25/2036 ^		241	234
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2037 •		487	420
0.355% due 01/25/2037 •		2,306	2,024
0.365% due 07/25/2036 •		1,491	836
0.370% due 08/25/2036 •		955	839
0.375% due 07/25/2036 •		902	853
0.375% due 09/25/2036 ^•		1,561	1,385
6.000% due 08/25/2036 ^		123	116
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	272	335
Sequoia Mortgage Trust 1.965% due 03/20/2035 •		$4	4
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 10/25/2035 •		9	9
0.485% due 08/25/2036 ^•		286	214
2.904% due 01/25/2035 ^•		8	7
3.599% due 11/25/2035 ^~		736	667
3.765% due 02/25/2034 ~		6	5
Structured Asset Mortgage Investments Trust
0.415% due 02/25/2036 ^•		640	550
0.465% due 02/25/2036 ^•		5	5
0.894% due 02/19/2035 •		15	14
Thornburg Mortgage Securities Trust
1.815% due 06/25/2047 ^•		706	606
1.815% due 06/25/2047 •		8	7
Towd Point Mortgage Funding 1.481% due 02/20/2054 •	GBP	1,365	1,692
WaMu Mortgage Pass-Through Certificates Trust
0.465% due 11/25/2045 •		$37	35
2.240% due 08/25/2046 •		255	228
2.240% due 10/25/2046 •		41	36
2.314% due 07/25/2047 •		254	214
2.384% due 10/25/2046 ^•		2,893	2,556
2.384% due 12/25/2046 •		115	106
2.704% due 11/25/2042 •		1	1
3.163% due 06/25/2037 ^~		80	74
3.649% due 02/25/2037 ^~		153	137
Washington Mutual Mortgage Pass-Through Certificates Trust
2.254% due 02/25/2047 ^•		1,270	1,083
3.202% due 02/25/2033 ~		1	1
Wells Fargo Alternative Loan Trust
3.667% due 07/25/2037 ^~		31	28
6.250% due 07/25/2037 ^		1,147	1,124
Wells Fargo Mortgage-Backed Securities Trust 4.334% due 12/25/2036 ^~		234	214
Total Non-Agency Mortgage-Backed Securities (Cost $47,883)			50,979
ASSET-BACKED SECURITIES 18.0%
Accredited Mortgage Loan Trust 0.655% due 09/25/2035 •		756	750
ACE Securities Corp. Home Equity Loan Trust
0.245% due 10/25/2036 •		4	2
1.985% due 10/25/2032 •		11	11
Argent Securities Trust 0.295% due 09/25/2036 •		433	190
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.265% due 01/25/2034 •		790	769
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •		562	556
Atlas Senior Loan Fund Ltd. 2.005% due 04/20/2028 •		298	294
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		390	389
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •		631	769
0.425% due 06/25/2047 •		1,924	1,897
Carrington Mortgage Loan Trust 0.445% due 02/25/2037 •		2,526	2,287
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		140	140
Citigroup Mortgage Loan Trust
0.335% due 12/25/2036 •		2,119	1,052
0.345% due 09/25/2036 •		279	238
0.345% due 12/25/2036 •		409	273
0.365% due 01/25/2037 •		2,650	2,124
0.385% due 05/25/2037 •		1,602	1,231

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

0.445% due 03/25/2036 •		547	508
Citigroup Mortgage Loan Trust, Inc. 1.085% due 09/25/2035 ^•		1,012	930
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 ^•		1,181	1,098
0.325% due 12/25/2046 •		3,728	3,239
0.325% due 04/25/2047 •		545	525
0.335% due 05/25/2037 •		375	372
0.335% due 06/25/2047 ^•		672	665
0.365% due 06/25/2047 •		221	219
0.385% due 08/25/2036 •		658	647
0.385% due 02/25/2037 •		297	263
0.435% due 01/25/2046 ^•		3,172	2,836
0.435% due 06/25/2047 •		756	680
0.455% due 03/25/2036 •		665	576
0.465% due 09/25/2036 •		499	496
0.585% due 06/25/2036 •		362	349
0.625% due 04/25/2036 •		261	260
0.705% due 01/25/2036 •		1,039	1,040
Countrywide Asset-Backed Certificates Trust
0.335% due 03/25/2047 ^•		1,084	1,058
0.375% due 06/25/2047 •		340	335
1.280% due 12/25/2034 •		293	293
1.310% due 12/25/2034 •		845	845
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •		458	445
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		121	118
EMC Mortgage Loan Trust 1.085% due 05/25/2043 •		10	10
Euro-Galaxy CLO BV
0.750% due 01/17/2031 •	EUR	250	277
0.820% due 11/10/2030 •		250	279
Fieldstone Mortgage Investment Trust 0.375% due 05/25/2036 •		$824	620
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		131	131
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •		506	500
0.920% due 09/25/2035 •		22	22
Fremont Home Loan Trust
0.345% due 08/25/2036 •		5,906	2,327
0.515% due 01/25/2036 •		390	371
1.235% due 11/25/2034 •		2,978	2,906
Gallatin CLO Ltd. 2.159% due 01/21/2028 •		249	246
GSAA Home Equity Trust 0.305% due 06/25/2036 •		393	136
GSAMP Trust
0.235% due 12/25/2046 •		974	567
0.315% due 12/25/2046 •		1,453	860
0.335% due 12/25/2046 •		3,526	2,092
0.355% due 12/25/2036 •		1,916	1,069
0.415% due 01/25/2037 •		1,807	1,422
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		68	68
Home Equity Mortgage Loan Asset-Backed Trust 0.395% due 04/25/2037 •		152	111
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036 •		5,107	1,968
0.345% due 05/25/2037 •		478	468
0.365% due 04/25/2037 •		1,104	793
JPMorgan Mortgage Acquisition Trust
0.335% due 07/25/2036 •		400	246
0.485% due 03/25/2037 •		1,414	1,250
KVK CLO Ltd. 2.211% due 01/14/2028 •		206	202
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		437	441
3.750% due 04/25/2059 þ		1,506	1,544
Long Beach Mortgage Loan Trust
0.335% due 05/25/2036 •		374	253
0.405% due 02/25/2036 •		3,477	3,344
0.455% due 05/25/2046 •		2,064	965
0.745% due 10/25/2034 •		3	2
1.160% due 04/25/2035 •		1,084	1,056
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		100	98
MASTR Asset-Backed Securities Trust
0.235% due 01/25/2037 •		7,478	2,500
0.345% due 10/25/2036 •		1,882	1,073
0.395% due 05/25/2037 •		1,853	1,749
0.425% due 03/25/2036 •		305	233
0.765% due 12/25/2035 •		491	485
Merrill Lynch Mortgage Investors Trust 0.435% due 07/25/2037 •		1,140	406

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
0.275% due 01/25/2037 •		953	533
0.315% due 01/25/2037 •		1,505	846
0.315% due 02/25/2037 •		4,732	3,395
0.320% due 11/25/2036 •		3,141	2,229
0.325% due 08/25/2036 •		2,565	1,457
0.345% due 09/25/2036 •		3,865	2,048
0.395% due 01/25/2037 •		1,374	782
0.400% due 03/25/2037 •		1,231	631
0.435% due 04/25/2036 •		1,601	1,222
1.115% due 07/25/2035 •		1,248	1,195
2.085% due 02/25/2047 •		847	749
Morgan Stanley Dean Witter Capital, Inc. Trust 1.165% due 02/25/2033 •		374	361
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036 •		1,427	784
0.355% due 04/25/2037 •		1,591	1,046
Morgan Stanley Mortgage Loan Trust
0.355% due 11/25/2036 •		183	73
0.545% due 04/25/2037 •		223	106
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		109	109
Nassau Ltd. 2.369% due 10/15/2029 •		1,154	1,132
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.515% due 10/25/2036 ^•		874	237
NovaStar Mortgage Funding Trust 0.345% due 10/25/2036 •		1,340	967
Option One Mortgage Loan Trust 0.325% due 01/25/2037 •		897	593
Ownit Mortgage Loan Trust 0.785% due 10/25/2036 ^•		223	208
Popular ABS Mortgage Pass-Through Trust 0.515% due 07/25/2036 •		2,475	2,261
RAAC Trust 0.525% due 08/25/2036 •		260	259
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		2,022	1,061
Residential Asset Mortgage Products Trust 0.860% due 11/25/2035 •		1,216	1,153
Residential Asset Securities Corp. Trust 0.335% due 08/25/2036 •		496	482
Securitized Asset-Backed Receivables LLC Trust
0.265% due 08/25/2036 •		667	274
0.425% due 07/25/2036 •		699	388
0.665% due 10/25/2035 •		1,446	1,256
0.765% due 11/25/2035 •		945	940
1.145% due 01/25/2036 ^•		1,467	1,225
SG Mortgage Securities Trust 0.325% due 10/25/2036 •		982	881
SLM Student Loan Trust 0.000% due 06/17/2024 •	EUR	25	28
Soundview Home Loan Trust
0.265% due 06/25/2037 •		$388	290
0.385% due 06/25/2037 •		717	566
0.445% due 02/25/2037 •		769	289
0.495% due 02/25/2036 •		806	718
1.085% due 10/25/2037 •		2,264	1,891
Structured Asset Investment Loan Trust 0.495% due 01/25/2036 •		579	514
Structured Asset Securities Corp. Mortgage Loan Trust
0.320% due 07/25/2036 •		434	418
0.355% due 12/25/2036 •		216	209
0.505% due 05/25/2037 •		108	108
Telos CLO Ltd. 2.085% due 04/17/2028 •		396	391
Toro European CLO DAC 0.650% due 04/15/2030 •	EUR	400	444
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		$589	587
1.185% due 10/25/2059 •		336	335
3.000% due 11/25/2059 ~		160	163
3.466% due 10/25/2057 ~		400	408
Venture CLO Ltd. 1.401% due 08/28/2029 •		200	195
WaMu Asset-Backed Certificates WaMu Trust 0.425% due 05/25/2037 •		3,134	2,641
Total Asset-Backed Securities (Cost $99,244)			104,937
SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		5,407	2,145
5.875% due 01/11/2028 ^(c)		2,619	1,060
15.500% due 10/17/2026	ARS	17,176	63
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		2,250	19

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~		3,024	28
Israel Government International Bond 4.125% due 01/17/2048		$225	280
Provincia de Buenos Aires
28.192% due 04/12/2025	ARS	440	3
32.817% due 05/31/2022		3,390	27
Saudi Government International Bond
4.000% due 04/17/2025		$1,088	1,209
4.500% due 10/26/2046		300	346
Total Sovereign Issues (Cost $4,821)			5,180
		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Dommo Energia S.A. (d)(j)		16,053	5
Dommo Energia S.A. «(d)(j)		80,182	18
Dommo Energia S.A. SP - ADR (d)		253	1
			24
UTILITIES 0.0%
Eneva S.A. (d)(j)		3,604	30
Total Common Stocks (Cost $37)			54
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Banco Santander S.A.
5.250% due 09/29/2023 •(h)(i)		200,000	213
6.750% due 04/25/2022 •(h)(i)		200,000	231
JPMorgan Chase & Co.
4.230% (US0003M + 3.470%) due 07/30/2020 ~(h)		1,085,000	990
4.600% due 02/01/2025 •(h)		100,000	89
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (h)		486,000	583
Total Preferred Securities (Cost $2,011)			2,106
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (k) 0.1%			573
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
0.416% due 10/13/2020 - 10/29/2020 (e)(f)	ARS	20,171	278
30.365% due 08/28/2020 ~		2,180	22
			300
U.S. TREASURY BILLS 0.8%
0.178% due 10/15/2020 (e)(f)(m)(o)		$4,950	4,948
Total Short-Term Instruments (Cost $5,810)			5,821
Total Investments in Securities (Cost $643,982)			666,674
		SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III		2,539,951	25,041

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $25,040)	25,041
Total Investments in Affiliates (Cost $25,040)	25,041
Total Investments 118.5% (Cost $669,022)	$691,715
Financial Derivative Instruments (l)(n) 11.9%(Cost or Premiums, net $(2,432))	69,633
Other Assets and Liabilities, net (30.4)%	(177,537)
Net Assets 100.0%	$583,811

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Payment in-kind security.
(c)								Security is not accruing income as of the date of this report.
(d)								Security did not produce income within the last twelve months.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
(j)								RESTRICTED SECURITIES:
Issuer Description					Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.					12/21/2017 - 12/26/2017			$4	$5	0.00%
Dommo Energia S.A.					12/03/2019			16	18	0.00
Eneva S.A.					12/21/2017 - 12/03/2019			17	30	0.01
							$37		$53	0.01%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$573	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(585)	$573	$573
Total Repurchase Agreements								$(585)	$573	$573
SHORT SALES:
Description					Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA					4.000%	08/01/2050		$16,100	$(17,079)	$(17,069)
Uniform Mortgage-Backed Security, TBA					5.000	07/01/2050		400	(437)	(437)
	Total U.S. Government Agencies								(17,516)	(17,506)
Sovereign Issues (0.3)%
Canada Government International Bond					2.750%	12/01/2048	CAD	1,700	(1,750)	(1,803)
Total Short Sales (3.3)%									$(19,266)	$(19,309)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,219) at a weighted average interest rate of 0.148%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)								Payable for short sales includes $5 of accrued interest.
(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	592	$74,439	$237	$0	$(19)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	3	$(595)	$(4)	$1	$0
U.S. Treasury 10-Year Note September Futures	09/2020	227	(31,592)	(189)	35	0
U.S. Treasury 30-Year Bond September Futures	09/2020	76	(13,571)	(31)	36	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	451	(98,388)	(441)	465	0
United Kingdom Long Gilt September Futures	09/2020	1	(171)	0	0	0
$(665)	$537	$0
Total Futures Contracts	$(428)	$537	$(19)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.824%	$100	$0	$1	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	EUR	400	3	(52)	(49)	0	0
$3	$(51)	$(48)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%	Quarterly	06/20/2025	$188,600	$(407)	$(1,797)	$(2,204)	$0	$(242)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$2,852	$(168)	$154	$(14)	$21	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	2,660	16	(32)	(16)	21	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	1,900	33	3	36	6	0
$(119)	$125	$6	$48	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	15,300	$(77)	$567	$490	$0	$(9)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/19/2024	53,800	1,210	159	1,369	0	(31)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	1,300	1	323	324	0	(6)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	400	3	59	62	0	(2)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$115,300	(1,435)	(351)	(1,786)	0	(1)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	5,700	(7)	264	257	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	2.569	Semi-Annual	10/23/2024		4,300	0	(434)	(434)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		11,500	25	(649)	(624)	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,200	(164)	(154)	(318)	1	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		15,400	(65)	(1,941)	(2,006)	5	0
Receive	3-Month USD-LIBOR	2.933	Semi-Annual	05/31/2025		3,400	0	(444)	(444)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		149,700	(6,056)	(871)	(6,927)	60	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		4,000	234	(568)	(334)	2	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		4,000	(3)	(247)	(250)	4	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2026		28,600	343	2,102	2,445	0	(28)
Pay	3-Month USD-LIBOR	0.705	Semi-Annual	02/15/2027		2,600	0	45	45	0	(2)
Pay	3-Month USD-LIBOR	0.730	Semi-Annual	02/15/2027		2,600	0	50	50	0	(2)
Pay	3-Month USD-LIBOR	0.739	Semi-Annual	02/15/2027		2,600	0	51	51	0	(3)
Pay	3-Month USD-LIBOR	0.740	Semi-Annual	02/15/2027		3,100	0	61	61	0	(3)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		17,000	377	554	931	0	(19)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		100	(2)	(13)	(15)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,600	431	(1,745)	(1,314)	14	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		1,500	(4)	(145)	(149)	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		28,100	(1,217)	(483)	(1,700)	58	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		30,900	4,926	(52)	4,874	0	(279)
Receive(6)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	1,600	0	(112)	(112)	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045		7,900	(52)	(549)	(601)	0	(11)
Pay(6)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055		1,900	0	139	139	0	(1)
Pay(6)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055		8,600	64	612	676	0	(3)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	150	0	(23)	(23)	1	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		150	0	56	56	0	(3)
Receive	CPURNSA	1.667	Maturity	06/19/2024		$3,200	0	(81)	(81)	2	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	1,500	0	93	93	0	(8)
Pay	UKRPI	3.593	Maturity	11/15/2028		300	0	24	24	0	(2)
Pay	UKRPI	3.595	Maturity	11/15/2028		1,300	17	88	105	0	(7)
Pay	UKRPI	3.603	Maturity	11/15/2028		200	0	16	16	0	(1)
Pay	UKRPI	3.400	Maturity	01/15/2030		24,400	400	141	541	0	(154)
Pay	UKRPI	3.480	Maturity	01/15/2030		3,300	4	113	117	0	(21)
Pay	UKRPI	3.415	Maturity	02/15/2030		500	0	10	10	0	(3)
							$(1,047)	$(3,335)	$(4,382)	$154	$(601)
Total Swap Agreements							$(1,570)	$(5,058)	$(6,628)	$202	$(843)
(m)	Securities with an aggregate market value of $10,934 and cash of $2,241 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		07/2020			$386		JPY	41,246	$0		$(4)
		07/2020			613		RUB	47,611	55		0
		07/2020			380		ZAR	7,208	36		0
		08/2020		JPY	41,246		$386		4		0
		09/2020		TWD	150,789		5,170		0		(11)
BPS		07/2020		BRL	4,602		859		13		0
		07/2020		RUB	156,538		2,264		68		0
		07/2020		TWD	128,008		4,347		0		(18)
		07/2020			$840		BRL	4,602	6		0
		07/2020			5,309		EUR	4,692	8		(47)
		07/2020			8,832		GBP	6,980	0		(184)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	34,426	JPY	3,700,100	0	(158)
07/2020	ZAR	27,128	$1,413	0	(150)
09/2020	TWD	16,954	581	0	(1)
CBK	07/2020	$4,463	ZAR	85,147	441	0
07/2020	ZAR	188,349	$10,079	0	(768)
DUB	07/2020	BRL	4,602	840	0	(6)
07/2020	$872	BRL	4,602	0	(26)
08/2020	BRL	4,602	$872	27	0
GLM	07/2020	GBP	26,816	33,076	0	(152)
07/2020	MXN	83,365	3,781	165	0
07/2020	$20,394	GBP	16,014	0	(551)
07/2020	3,360	MXN	83,737	273	0
07/2020	1,424	RUB	108,969	104	0
HUS	07/2020	AUD	10	$7	0	0
07/2020	CAD	8,878	6,562	22	0
07/2020	$2,238	CAD	3,042	5	(2)
07/2020	4,333	TWD	128,008	31	0
07/2020	215	ZAR	3,967	13	0
08/2020	CAD	704	$514	0	(5)
09/2020	TWD	128,008	4,364	0	(34)
01/2021	BRL	330	51	0	(9)
JPM	07/2020	CAD	2,395	1,768	4	0
07/2020	$3,393	ZAR	62,560	209	0
MYI	07/2020	3,909	CAD	5,340	24	0
07/2020	482	JPY	51,578	0	(4)
08/2020	CAD	5,340	$3,909	0	(24)
08/2020	JPY	51,578	482	5	0
09/2020	$5,728	SGD	7,943	0	(27)
RBC	09/2020	4,334	6,024	0	(11)
SCX	07/2020	BRL	3,741	EUR	628	18	0
07/2020	EUR	631	BRL	3,741	0	(21)
07/2020	16,333	$18,179	0	(171)
07/2020	$3,048	ZAR	56,104	183	0
08/2020	EUR	627	BRL	3,741	0	(19)
08/2020	11,641	$13,084	0	(4)
SOG	07/2020	$128	ZAR	2,377	9	0
TOR	07/2020	JPY	3,862,151	$35,876	107	0
07/2020	$2,119	CAD	2,891	11	0
07/2020	312	JPY	33,391	0	(3)
08/2020	CAD	2,891	$2,119	0	(11)
08/2020	JPY	33,391	312	3	0
UAG	07/2020	$335	JPY	35,836	0	(3)
08/2020	JPY	35,836	$335	3	0
Total Forward Foreign Currency Contracts	$1,847	$(2,424)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	56,000	$138	$195
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	26,600	98	619
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	58,300	229	1,331
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	16,500	132	1,367
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	17,100	100	1,204
Total Purchased Options	$697	$4,716
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	1,100	$(1)	$(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,100	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	1,100	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,000	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	1,000	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	800	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	800	(1)	(1)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,000	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	1,000	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,200	(3)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	1,000	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	800	0	(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	800	(2)	(1)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	1,000	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	1,000	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,000	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,000	(2)	(2)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,300	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	1,300	(2)	(2)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,000	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,000	(2)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,100	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	800	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	800	(1)	(1)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	800	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	800	(2)	(2)
$(33)	$(30)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	3,600	$(43)	$(93)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	7,500	(95)	(177)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	8,700	(132)	(1,392)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	9,000	(100)	(1,239)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	8,500	(95)	(652)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	18,700	(230)	(1,500)
$(695)	$(5,053)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	3,200	$(23)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	400	(1)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	700	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,600	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,700	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,700	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	1,500	(10)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	800	(4)	1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	700	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	800	(4)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	1,600	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	1,300	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	3,400	(19)	0
$(120)	$(7)
Total Written Options	$(848)	$(5,090)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$3,376	$(711)	$396	$0	$(315)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Receive	ERAUSST Index	42,348	0.314% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/05/2021	$90,999	$0	$33,537	$33,537	$0
	Receive	ERAUSST Index	3,195	0.438% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	8,332	0	1,062	1,062	0
GST	Receive	ERAUSST Index	7,485	0.227% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/16/2020	25,592	0	(3,889)	0	(3,889)
JPM	Receive	ERAUSST Index	6,341	0.364% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/07/2020	18,841	0	(176)	0	(176)
	Receive	ERAUSST Index	26,995	0.334% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/12/2021	59,311	0	20,073	20,073	0
	Receive	ERAUSST Index	4,778	0.438% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/26/2021	12,460	0	1,588	1,588	0
SOG	Receive	ERAUSST Index	34,444	0.427% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	81,324	0	19,945	19,945	0
UAG	Receive	ERAUSST Index	40,920	(0.126)% (1-Month USD-LIBOR less a specified spread)	Monthly	07/08/2020	121,586	0	(1,114)	0	(1,114)
	Receive	ERAUSST Index	31,505	0.053% (1-Month USD-LIBOR less a specified spread)	Monthly	10/07/2020	92,749	0	(4)	0	(4)
								$0	$71,022	$76,205	$(5,183)
Total Swap Agreements								$(711)	$71,418	$76,205	$(5,498)
(o)

Securities with an aggregate market value of $5,804 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$438	$0	$438
Corporate Bonds & Notes
Banking & Finance	0	51,711	0	51,711
Industrials	0	25,824	0	25,824
Utilities	0	5,061	0	5,061
Municipal Bonds & Notes
California	0	1,395	0	1,395
Illinois	0	268	0	268
Iowa	0	10	0	10
Tennessee	0	46	0	46
Washington	0	1,220	0	1,220
West Virginia	0	61	0	61
U.S. Government Agencies	0	193,179	0	193,179
U.S. Treasury Obligations	0	218,384	0	218,384
Non-Agency Mortgage-Backed Securities	0	50,979	0	50,979
Asset-Backed Securities	0	104,937	0	104,937
Sovereign Issues	0	5,180	0	5,180
Common Stocks
Energy	5	1	18	24
Utilities	30	0	0	30
Preferred Securities
Banking & Finance	0	2,106	0	2,106
Non-Agency Mortgage-Backed Securities	0	0	0	0
Asset-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	573	0	573
Argentina Treasury Bills	0	300	0	300
U.S. Treasury Bills	0	4,948	0	4,948
	$35	$666,621	$18	$666,674
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,041	$0	$0	$25,041
Total Investments	$25,076	$666,621	$18	$691,715
Short Sales, at Value - Liabilities
Asset-Backed Securities	0	0	0	0
Non-Agency Mortgage-Backed Securities	0	0	0	0
Sovereign Issues	0	(1,803)	0	(1,803)
U.S. Government Agencies	0	(17,506)	0	(17,506)
	$0	$(19,309)	$0	$(19,309)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	537	202	0	739
Over the counter	0	82,768	0	82,768
	$537	$82,970	$0	$83,507
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(843)	0	(862)
Over the counter	(2)	(13,010)	0	(13,012)
	$(21)	$(13,853)	$0	$(13,874)
Total Financial Derivative Instruments	$516	$69,117	$0	$69,633
Totals	$25,592	$716,429	$18	$742,039

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 154.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		$2,778	$2,678
Total Loan Participations and Assignments (Cost $2,775)			2,678
CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 16.5%
AerCap Ireland Capital DAC
3.300% due 01/23/2023		400	393
4.125% due 07/03/2023		2,047	2,003
4.450% due 12/16/2021		450	455
4.500% due 05/15/2021		350	352
Ally Financial, Inc. 7.500% due 09/15/2020		240	242
American Tower Corp. 3.800% due 08/15/2029		1,686	1,919
Argentum Netherlands BV for Swiss Re Ltd. 5.750% due 08/15/2050 •		1,200	1,310
ASR Nederland NV 5.125% due 09/29/2045 •	EUR	300	383
Aviation Capital Group LLC
2.875% due 01/20/2022		$483	462
4.375% due 01/30/2024		120	113
7.125% due 10/15/2020		483	485
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		1,446	1,339
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	600	657
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$1,745	1,714
Bank of America Corp. 3.974% due 02/07/2030 •		1,446	1,684
Barclays Bank PLC 10.179% due 06/12/2021		1,988	2,150
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		2,529	2,507
3.200% due 08/10/2021		3,130	3,202
4.610% due 02/15/2023 •		1,745	1,838
4.972% due 05/16/2029 •		800	938
7.125% due 06/15/2025 •(g)(h)	GBP	1,142	1,403
8.000% due 12/15/2020 •(g)(h)	EUR	1,544	1,744
8.000% due 06/15/2024 •(g)(h)		$872	904
CIT Group, Inc.
4.125% due 03/09/2021		603	605
5.000% due 08/15/2022		61	62
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		1,868	1,864
4.044% due 06/01/2024 •		2,348	2,550
Cooperatieve Rabobank UA
2.500% due 01/19/2021		1,500	1,518
6.625% due 06/29/2021 •(g)(h)	EUR	1,600	1,853
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022		$300	314
Credit Suisse Group AG
6.375% due 08/21/2026 •(g)(h)		872	886
7.500% due 07/17/2023 •(g)(h)		940	977
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		1,000	1,104
Danske Bank A/S 1.378% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,081
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,700	1,906
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$963	932
1.599% (US0003M + 1.230%) due 02/27/2023 ~		2,529	2,433
3.961% due 11/26/2025 •		200	210
4.250% due 10/14/2021		2,228	2,287
Discover Bank 4.650% due 09/13/2028		1,544	1,775
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		347	321

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Equitable Holdings, Inc. 4.350% due 04/20/2028		603	676
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	705
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$2,529	2,509
1.576% (US0003M + 1.270%) due 03/28/2022 ~		1,142	1,068
1.627% (US0003M + 1.235%) due 02/15/2023 ~		500	444
1.636% (US0003M + 1.080%) due 08/03/2022 ~		300	274
2.183% (US0003M + 0.810%) due 04/05/2021 ~		872	837
3.157% due 08/04/2020		1,142	1,139
3.937% (US0003M + 2.550%) due 01/07/2021 ~		872	859
General Motors Financial Co., Inc.
1.618% (US0003M + 1.310%) due 06/30/2022 ~		240	235
2.363% (US0003M + 0.990%) due 01/05/2023 ~		61	59
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~		1,868	1,874
4.223% due 05/01/2029 •		1,446	1,683
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		400	397
2.848% due 06/04/2031 •		600	615
2.873% (US0003M + 1.500%) due 01/05/2022 ~		1,342	1,361
4.292% due 09/12/2026 •		400	445
International Lease Finance Corp.
4.625% due 04/15/2021		120	121
5.875% due 08/15/2022		120	126
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		3,838	3,845
1.933% (US0003M + 0.890%) due 07/23/2024 ~		3,632	3,640
3.125% due 01/23/2025		360	393
3.797% due 07/23/2024 •		662	718
3.900% due 07/15/2025		301	342
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		1,208	1,213
2.858% due 03/17/2023 •		1,544	1,591
4.050% due 08/16/2023		940	1,023
4.550% due 08/16/2028		1,200	1,408
4.947% due 06/27/2025 •(g)(h)	EUR	200	219
7.500% due 09/27/2025 •(g)(h)		$872	905
7.625% due 06/27/2023 •(g)(h)	GBP	925	1,174
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		$1,544	1,603
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,853
Morgan Stanley 5.500% due 07/24/2020		200	201
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,091
Navient Corp.
5.500% due 01/25/2023		181	174
6.500% due 06/15/2022		120	118
6.625% due 07/26/2021		120	118
7.250% due 01/25/2022		240	241
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		61	60
2.550% due 03/08/2021		360	358
2.600% due 09/28/2022		782	766
2.650% due 07/13/2022		61	60
3.650% due 09/21/2021		603	605
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,612	1,682
NTT Finance Corp. 1.900% due 07/21/2021		500	506
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		1,074	1,075
4.519% due 06/25/2024 •		1,074	1,168
4.892% due 05/18/2029 •		2,468	2,913
7.500% due 08/10/2020 •(g)(h)		1,142	1,147
8.000% due 08/10/2025 •(g)(h)		872	964
8.625% due 08/15/2021 •(g)(h)		872	909
Santander UK Group Holdings PLC
4.796% due 11/15/2024 •		1,476	1,634
6.750% due 06/24/2024 •(g)(h)	GBP	900	1,141
Santander UK PLC
2.875% due 06/18/2024		$1,342	1,432
3.400% due 06/01/2021		400	411
Springleaf Finance Corp.
6.125% due 05/15/2022		120	123
7.750% due 10/01/2021		422	440
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		1,868	1,873
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,811
Sunac China Holdings Ltd. 8.350% due 04/19/2023		1,200	1,237

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

UBS AG
4.750% due 02/12/2026 •(h)	EUR	2,167	2,487
5.125% due 05/15/2024 (h)		$2,348	2,556
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		940	942
2.950% due 09/24/2020		800	804
UniCredit SpA 6.572% due 01/14/2022		1,812	1,915
Wells Fargo & Co. 3.000% due 02/19/2025		542	584
WPC Eurobond BV 2.250% due 04/09/2026	EUR	1,745	2,059
			121,834
INDUSTRIALS 6.6%
AbbVie, Inc.
2.900% due 11/06/2022		$1,204	1,264
3.750% due 11/14/2023		120	130
4.875% due 02/15/2021		1,767	1,796
5.000% due 12/15/2021		400	420
Amgen, Inc. 3.875% due 11/15/2021		199	206
Apple, Inc. 2.200% due 09/11/2029		1,566	1,683
Bacardi Ltd.
2.750% due 07/15/2026		100	102
4.700% due 05/15/2028		300	340
BAT Capital Corp. 3.222% due 08/15/2024		61	65
BAT International Finance PLC 3.950% due 06/15/2025		120	132
Bristol-Myers Squibb Co. 3.400% due 07/26/2029		1,446	1,687
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~		120	120
Caterpillar, Inc. 2.600% due 09/19/2029		1,566	1,701
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,116
4.464% due 07/23/2022		5,299	5,652
4.908% due 07/23/2025		2,348	2,694
Comcast Corp.
3.950% due 10/15/2025		443	508
4.150% due 10/15/2028		1,385	1,667
CSN Resources S.A. 7.625% due 02/13/2023		200	186
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		1,597	1,578
Dell International LLC 4.420% due 06/15/2021		1,868	1,920
Energy Transfer Operating LP 4.250% due 03/15/2023		240	254
Fairstone Financial, Inc. 7.875% due 07/15/2024		422	415
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		181	181
Home Depot, Inc. 2.950% due 06/15/2029		1,505	1,691
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	1,324	1,486
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		$2,348	2,394
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	701
3.125% due 07/26/2024		2,588	2,691
3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,743
JT International Financial Services BV 1.125% due 09/28/2025		200	233
Kraft Heinz Foods Co. 2.800% due 07/02/2020		$89	89
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		181	181
Micron Technology, Inc. 5.327% due 02/06/2029		843	1,010
Nakilat, Inc. 6.067% due 12/31/2033		904	1,108
Pfizer, Inc. 3.450% due 03/15/2029		1,446	1,691
QUALCOMM, Inc. 3.250% due 05/20/2027		1,505	1,710
Sands China Ltd. 5.125% due 08/08/2025		1,746	1,898

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Sasol Financing USA LLC 5.875% due 03/27/2024	600	537
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	125	127
UnitedHealth Group, Inc. 2.875% due 08/15/2029	1,505	1,681
Zimmer Biomet Holdings, Inc. 3.375% due 11/30/2021	240	247
		48,249
UTILITIES 1.7%
American Water Capital Corp. 3.450% due 06/01/2029	1,446	1,658
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	2,831	2,846
1.498% (US0003M + 1.180%) due 06/12/2024 ~	2,409	2,415
2.169% (US0003M + 0.950%) due 07/15/2021 ~	1,083	1,092
Edison International 5.750% due 06/15/2027	542	623
NextEra Energy Capital Holdings, Inc. 3.342% due 09/01/2020	31	31
Petrobras Global Finance BV 5.093% due 01/15/2030	174	174
Rio Oil Finance Trust 9.250% due 07/06/2024	160	164
Southern California Edison Co. 3.650% due 03/01/2028	1,145	1,287
Sprint Communications, Inc.
6.000% due 11/15/2022	120	127
11.500% due 11/15/2021	181	201
Sprint Corp.
7.125% due 06/15/2024	301	340
7.250% due 09/15/2021	662	695
7.875% due 09/15/2023	662	746
		12,399
Total Corporate Bonds & Notes (Cost $178,266)		182,482
MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	90	97
Total Municipal Bonds & Notes (Cost $88)		97
U.S. GOVERNMENT AGENCIES 36.6%
Fannie Mae
5.666% due 03/25/2041 •(a)	2,613	510
6.516% due 03/25/2036 •(a)	1,219	227
6.566% due 05/25/2036 •(a)	29	0
25.822% due 12/25/2036 •	75	123
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049	5,387	5,723
6.285% due 07/15/2036 •(a)	1,375	280
6.515% due 04/15/2036 •(a)	328	50
Ginnie Mae
1.336% due 04/20/2068 •	1,569	1,585
3.125% due 11/20/2044 •	1,072	1,118
Ginnie Mae, TBA 5.000% due 07/01/2050	5,400	5,866
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 08/01/2049	40,326	42,568
4.000% due 10/01/2047 - 03/01/2049	2,448	2,650
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050	50,900	52,948
3.000% due 09/01/2050	65,600	68,856
3.500% due 08/01/2050	46,700	49,119
4.000% due 07/01/2050	9,000	9,537
4.500% due 07/01/2050	26,700	28,692
Total U.S. Government Agencies (Cost $266,629)		269,852
U.S. TREASURY OBLIGATIONS 59.9%
U.S. Treasury Bonds
3.000% due 08/15/2048	240	330
3.000% due 02/15/2049	13,401	18,496
4.375% due 05/15/2040	6,022	9,519
4.625% due 02/15/2040	782	1,269
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	23,880	24,228
0.125% due 04/15/2022 (j)	18,478	18,767
0.625% due 07/15/2021 (l)	5,842	5,949

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

0.625% due 01/15/2026		1,398	1,515
0.625% due 02/15/2043		686	809
1.000% due 02/15/2046		2,737	3,545
1.375% due 02/15/2044		2,651	3,623
U.S. Treasury Notes
3.000% due 09/30/2025		18,547	21,135
1.500% due 10/31/2024 (l)		17,591	18,546
1.625% due 02/15/2026 (n)		3,400	3,638
1.750% due 05/15/2023 (l)(n)		2,330	2,435
1.750% due 12/31/2024 (l)		9,900	10,564
2.000% due 07/31/2022 (l)		54,705	56,802
2.125% due 08/15/2021 (n)		181	185
2.250% due 12/31/2023 (l)(n)		2,700	2,894
2.375% due 05/15/2029 (j)		4,800	5,540
2.625% due 12/31/2025 (n)		7,439	8,362
2.625% due 02/15/2029 (j)		162,400	190,322
2.875% due 05/15/2028 (n)		9,593	11,323
3.000% due 10/31/2025		18,547	21,165
Total U.S. Treasury Obligations (Cost $391,319)			440,961
NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
Adjustable Rate Mortgage Trust
3.869% due 09/25/2035 ^~		22	20
4.024% due 01/25/2036 ^~		1,529	1,297
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		414	399
Banc of America Funding Trust
0.400% due 04/20/2047 ^•		60	53
4.717% due 09/20/2034 ~		21	20
BCAP LLC Trust 5.250% due 04/26/2037		86	67
Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 07/25/2034 ~		81	74
3.559% due 04/25/2033 ~		25	25
3.737% due 01/25/2035 ~		5	5
3.889% due 02/25/2034 ~		6	6
3.967% due 02/25/2033 ~		4	4
4.011% due 01/25/2033 ~		565	551
4.503% due 08/25/2033 ~		45	44
Bear Stearns ALT-A Trust
0.685% due 01/25/2036 ^•		101	116
3.544% due 10/25/2033 ~		3	3
3.769% due 05/25/2035 ~		35	35
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •		3	3
Countrywide Alternative Loan Trust
0.355% due 11/25/2036 •		44	45
0.365% due 05/25/2047 •		194	169
0.505% due 11/25/2035 •		2,972	2,555
0.510% due 12/20/2035 •		637	577
0.585% due 08/25/2037 •		168	128
2.504% due 12/25/2035 •		102	94
5.500% due 11/25/2035		60	46
6.250% due 08/25/2036		1,659	1,350
Countrywide Home Loan Mortgage Pass-Through Trust
0.845% due 02/25/2035 •		23	20
3.427% due 08/25/2034 ~		33	32
3.772% due 09/25/2047 ^~		2	2
Credit Suisse First Boston Mortgage Securities Corp. 1.633% due 03/25/2032 ~		8	8
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		1,858	1,916
Credit Suisse Mortgage Capital Trust
3.135% due 12/26/2059 ~		795	822
3.322% due 10/25/2058 ~		1,690	1,732
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.935% due 10/25/2047 •		2,669	2,368
Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	GBP	263	315
FWD Securitization Trust 2.240% due 01/25/2050 ~		$1,955	1,994
GSR Mortgage Loan Trust
4.097% due 11/25/2035 ~		4	4
6.000% due 03/25/2032		1	1
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •		648	522
0.414% due 07/19/2047 •		3,259	2,865
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	4,542	5,627
IndyMac Mortgage Loan Trust
0.665% due 07/25/2035 •		$2	2
0.825% due 07/25/2045 •		51	45
JPMorgan Mortgage Trust 3.944% due 04/25/2037 ~		73	65

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Lehman XS Trust 0.435% due 08/25/2037 •		1,296	1,210
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •		6	5
3.647% due 10/25/2033 ~		634	516
Merrill Lynch Alternative Note Asset Trust 0.385% due 03/25/2037 •		4,772	1,814
Merrill Lynch Mortgage Investors Trust
0.435% due 11/25/2035 •		231	215
3.603% due 05/25/2033 ~		70	68
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~		13	12
New Century Home Equity Loan Trust 3.500% due 10/25/2059 ~		810	861
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,450	2,575
PHH Alternative Mortgage Trust 0.345% due 02/25/2037 •		2,608	2,002
Residential Accredit Loans, Inc. Trust 0.355% due 01/25/2037 •		2,540	2,230
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	14,328	17,699
Sequoia Mortgage Trust
1.965% due 03/20/2035 •		$7	7
3.072% due 01/20/2047 ^~		7	5
Structured Adjustable Rate Mortgage Loan Trust 3.599% due 11/25/2035 ^~		1,349	1,223
Structured Asset Mortgage Investments Trust 0.894% due 02/19/2035 •		28	26
Thornburg Mortgage Securities Trust 1.815% due 06/25/2047 ^•		11	10
Towd Point Mortgage Funding
1.392% due 07/20/2045 •	GBP	6,185	7,644
1.481% due 02/20/2054 •		1,826	2,264
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		2,293	2,842
WaMu Mortgage Pass-Through Certificates Trust
2.314% due 07/25/2047 •		$465	391
2.384% due 10/25/2046 ^•		5,301	4,683
2.384% due 12/25/2046 •		211	193
3.069% due 01/25/2037 ^~		3	3
3.185% due 04/25/2037 ^~		10	9
3.341% due 12/25/2036 ^~		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
2.254% due 02/25/2047 ^•		2,326	1,985
2.474% due 05/25/2046 ^•		5	4
3.202% due 02/25/2033 ~		2	2
Wells Fargo Alternative Loan Trust
3.667% due 07/25/2037 ^~		57	51
6.250% due 07/25/2037 ^		2,103	2,060
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		6,516	6,769
Total Non-Agency Mortgage-Backed Securities (Cost $85,318)			85,407
ASSET-BACKED SECURITIES 14.1%
ACE Securities Corp. Home Equity Loan Trust 1.985% due 10/25/2032 •		21	21
Argent Securities Trust 0.295% due 09/25/2036 •		795	349
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.265% due 01/25/2034 •		1,449	1,409
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		714	713
Carrington Mortgage Loan Trust 0.445% due 02/25/2037 •		4,627	4,188
Citigroup Mortgage Loan Trust
0.335% due 12/25/2036 •		3,882	1,927
0.345% due 09/25/2036 •		511	436
Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 ^•		2,163	2,011
0.325% due 12/25/2046 •		6,830	5,935
0.335% due 06/25/2047 ^•		1,232	1,219
0.385% due 08/25/2036 •		1,205	1,186
0.385% due 02/25/2037 •		607	537
0.435% due 01/25/2046 ^•		5,813	5,197
0.435% due 06/25/2047 •		1,385	1,245
0.465% due 09/25/2036 •		915	910
0.585% due 06/25/2036 •		662	639
Countrywide Asset-Backed Certificates Trust
0.335% due 03/25/2047 ^•		1,986	1,939
0.375% due 06/25/2047 •		622	614
1.280% due 12/25/2034 •		537	537
1.310% due 12/25/2034 •		1,549	1,548
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		2,768	2,729

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		1,553	1,532
Fremont Home Loan Trust 0.515% due 01/25/2036 •		717	681
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		2,488	2,517
2.580% due 07/17/2023		1,417	1,434
3.370% due 01/17/2023		568	573
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •		2,409	2,373
GSAA Home Equity Trust 0.305% due 06/25/2036 •		721	250
GSAMP Trust
0.315% due 12/25/2046 •		2,205	1,305
0.335% due 12/25/2046 •		357	212
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		132	132
Home Equity Mortgage Loan Asset-Backed Trust 0.395% due 04/25/2037 •		312	229
HSI Asset Securitization Corp. Trust 0.295% due 12/25/2036 •		9,356	3,605
JPMorgan Mortgage Acquisition Trust
0.335% due 07/25/2036 •		734	450
0.485% due 03/25/2037 •		2,588	2,288
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		800	806
3.750% due 04/25/2059 þ		1,955	2,004
Long Beach Mortgage Loan Trust
0.405% due 02/25/2036 •		2,418	2,326
1.160% due 04/25/2035 •		1,988	1,936
MASTR Asset-Backed Securities Trust
0.345% due 10/25/2036 •		3,447	1,966
0.425% due 03/25/2036 •		558	426
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 01/25/2037 •		2,759	1,551
0.315% due 02/25/2037 •		4,162	3,493
0.325% due 08/25/2036 •		4,700	2,670
1.115% due 07/25/2035 •		2,289	2,192
Morgan Stanley Home Equity Loan Trust 0.355% due 04/25/2037 •		2,915	1,918
Morgan Stanley Mortgage Loan Trust 0.545% due 04/25/2037 •		408	193
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		194	193
Mountain View CLO Ltd. 2.266% due 10/16/2029 •		2,282	2,232
Nassau Ltd. 2.369% due 10/15/2029 •		1,746	1,713
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.515% due 10/25/2036 ^•		1,603	434
NovaStar Mortgage Funding Trust 0.345% due 10/25/2036 •		2,456	1,772
Ownit Mortgage Loan Trust 0.785% due 10/25/2036 ^•		409	381
People's Choice Home Loan Securities Trust 0.905% due 05/25/2035 ^•		117	116
RAAC Trust 0.525% due 08/25/2036 •		475	474
Residential Asset Mortgage Products Trust 0.860% due 11/25/2035 •		2,228	2,113
Securitized Asset-Backed Receivables LLC Trust
0.665% due 10/25/2035 •		2,650	2,302
0.765% due 11/25/2035 •		1,731	1,723
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,468	2,560
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		1,746	1,716
Soundview Home Loan Trust
0.265% due 06/25/2037 •		711	531
0.385% due 06/25/2037 •		1,314	1,038
0.445% due 02/25/2037 •		1,409	530
0.495% due 02/25/2036 •		1,474	1,313
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,576	2,609
Towd Point Mortgage Trust 1.185% due 05/25/2058 •		959	955
WaMu Asset-Backed Certificates WaMu Trust 0.425% due 05/25/2037 •		5,742	4,838
Total Asset-Backed Securities (Cost $102,735)			103,894
SOVEREIGN ISSUES 0.8%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		4,395	1,744
5.875% due 01/11/2028 ^(c)		2,108	853
15.500% due 10/17/2026	ARS	31,468	115

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~	5,432	51
Israel Government International Bond 4.125% due 01/17/2048	$400	497
Saudi Government International Bond
4.000% due 04/17/2025	1,074	1,193
4.500% due 10/26/2046	200	230
5.000% due 04/17/2049	650	806
Total Sovereign Issues (Cost $7,453)		5,489
	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)	1,000,000	1,164
Banco Santander S.A.
5.250% due 09/29/2023 •(g)(h)	200,000	213
6.250% due 09/11/2021 •(g)(h)	2,100,000	2,266
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)	1,232,000	1,124
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)	463,000	555
Total Preferred Securities (Cost $5,647)		5,322
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (i) 0.6%		4,705
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 4.5%
0.174% due 07/16/2020 - 10/15/2020 (d)(e)(l)(n)	33,265	33,252
Total Short-Term Instruments (Cost $37,954)		37,957
Total Investments in Securities (Cost $1,078,184)		1,134,139
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,146	189
Total Short-Term Instruments (Cost $188)		189
Total Investments in Affiliates (Cost $188)		189
Total Investments 154.0% (Cost $1,078,372)		$1,134,328
Financial Derivative Instruments (k)(m) (2.8)%(Cost or Premiums, net $(4,377))		(20,399)
Other Assets and Liabilities, net (51.2)%		(377,540)
Net Assets 100.0%		$736,389

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									Payment in-kind security.
(c)									Security is not accruing income as of the date of this report.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$4,705	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(4,799)	$4,705	$4,705
Total Repurchase Agreements								$(4,799)	$4,705	$4,705
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS				0.180%	06/30/2020	07/01/2020			$(4,280)	$(4,280)
BOS				0.210	06/24/2020	07/01/2020			(44,697)	(44,699)
BSN				0.240	04/13/2020	07/13/2020			(5,550)	(5,553)
JPS				0.180	06/30/2020	07/02/2020			(132,107)	(132,107)
Total Reverse Repurchase Agreements										$(186,639)
SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA					4.000%	08/01/2050		$12,500	$(13,260)	$(13,252)
Uniform Mortgage-Backed Security, TBA					5.000	07/01/2050		5,400	(5,901)	(5,902)
	Total U.S. Government Agencies								(19,161)	(19,154)
Sovereign Issues (2.2)%
Canada Government International Bond					2.750%	12/01/2048	CAD	15,600	(16,064)	(16,539)
Total Short Sales (4.8)%									$(35,225)	$(35,693)
(j)									Securities with an aggregate market value of $185,145 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(114,287) at a weighted average interest rate of 0.241%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)									Payable for short sales includes $44 of accrued interest.
(k)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2020	165	$(25,494)	$(457)	$0	$(351)
Euro STOXX 50 September Futures	09/2020	174	(6,301)	(99)	0	(80)
Euro-Bund 10-Year Bond September Futures	09/2020	12	(2,380)	(20)	3	0
FTSE 100 Index September Futures	09/2020	24	(1,828)	24	16	(20)
Nikkei 225 Yen-denominated Futures September Futures	09/2020	35	(3,612)	92	8	(14)
U.S. Treasury 2-Year Note September Futures	09/2020	1,713	(378,279)	(88)	0	(27)
U.S. Treasury 5-Year Note September Futures	09/2020	661	(83,116)	(145)	21	0
U.S. Treasury 10-Year Note September Futures	09/2020	1,525	(212,237)	(675)	238	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	268	(58,466)	222	276	0
United Kingdom Long Gilt September Futures	09/2020	12	(2,047)	1	3	(3)
Total Futures Contracts	$(1,145)	$565	$(495)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.599%	$300	$(3)	$0	$(3)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%	Quarterly	06/20/2025	$183,300	$(1,671)	$(471)	$(2,142)	$0	$(235)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 33 5-Year Index	1.000%	Quarterly	06/20/2025	EUR	20,500	$360	$29	$389	$64	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	95,800	$(667)	$3,737	$3,070	$0	$(55)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	14,100	(229)	3,742	3,513	0	(66)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	3,200	27	466	493	0	(14)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	$50,300	648	131	779	1	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	148,000	137	6,530	6,667	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	123,200	241	(6,929)	(6,688)	29	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	44,000	170	(5,901)	(5,731)	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	269,100	(10,387)	(2,071)	(12,458)	117	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	423,800	(12,521)	(7,089)	(19,610)	170	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	185,200	3,962	6,185	10,147	0	(205)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	12,700	(201)	(1,696)	(1,897)	16	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	77,400	5,577	(16,167)	(10,590)	112	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	25,300	(74)	(2,440)	(2,514)	49	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	141,000	4,318	4,214	8,532	0	(291)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	135,000	8,019	163	8,182	0	(324)
Receive	3-Month USD-LIBOR	1.062	Semi-Annual	02/15/2036	73,700	0	(2,698)	(2,698)	278	0
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045	600	0	(10)	(10)	0	(4)
Pay	3-Month USD-LIBOR	0.851	Semi-Annual	11/15/2045	8,100	0	(123)	(123)	0	(50)
Pay	3-Month USD-LIBOR	0.855	Semi-Annual	11/15/2045	8,200	0	(117)	(117)	0	(51)
Pay	3-Month USD-LIBOR	0.891	Semi-Annual	11/15/2045	42,000	0	(239)	(239)	0	(262)
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	11/15/2045	5,800	0	(26)	(26)	0	(36)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Receive(6)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	15,600	0	(1,090)	(1,090)	0	(21)
Receive(6)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	82,900	(556)	(5,746)	(6,302)	0	(111)
Pay(6)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	18,400	0	1,344	1,344	0	(8)
Pay(6)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	89,800	687	6,373	7,060	0	(35)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	1,750	(2)	(272)	(274)	14	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	1,750	5	644	649	0	(35)
Receive	CPURNSA	1.669	Maturity	06/19/2024	$75,300	0	(1,920)	(1,920)	56	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	12,800	(2)	792	790	0	(66)
Pay	UKRPI	3.593	Maturity	11/15/2028	3,900	0	312	312	0	(20)
Pay	UKRPI	3.595	Maturity	11/15/2028	20,500	409	1,239	1,648	0	(104)
Pay	UKRPI	3.603	Maturity	11/15/2028	3,800	0	311	311	0	(19)
Pay	UKRPI	3.415	Maturity	02/15/2030	6,500	0	126	126	0	(43)
$(439)	$(18,225)	$(18,664)	$855	$(1,823)
Total Swap Agreements	$(1,753)	$(18,667)	$(20,420)	$919	$(2,058)
(l)	Securities with an aggregate market value of $22,318 and cash of $2,600 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	CHF	24,912	$25,897	$0	$(397)
07/2020	TRY	5,630	826	7	0
07/2020	$37,155	JPY	3,970,046	0	(387)
07/2020	1,377	RUB	98,376	1	0
07/2020	6,180	ZAR	117,059	561	0
08/2020	BRL	2,127	$387	0	(3)
08/2020	JPY	3,970,046	37,171	388	0
08/2020	RUB	83,514	1,204	36	0
08/2020	$180	CZK	4,261	0	0
09/2020	CNY	6,322	$892	1	0
09/2020	ILS	16,601	4,834	32	0
09/2020	TWD	1,361,670	46,220	0	(567)
09/2020	$2,381	CNH	17,056	22	0
BPS	07/2020	BRL	35,915	$6,709	104	0
07/2020	EUR	1,618	1,800	0	(18)
07/2020	JPY	3,194,500	29,791	205	0
07/2020	RUB	543,116	7,847	230	0
07/2020	TRY	1,091	159	0	0
07/2020	TWD	196,119	6,660	0	(27)
07/2020	$1,708	AUD	2,480	3	0
07/2020	6,559	BRL	35,915	46	0
07/2020	7,660	DKK	51,650	128	0
07/2020	1,309	EUR	1,166	1	0
07/2020	3,360	GBP	2,690	0	(27)
08/2020	RUB	103,756	$1,480	29	0
08/2020	$128	CZK	3,018	0	(1)
08/2020	29,803	JPY	3,194,500	0	(206)
09/2020	CNH	4,014	$566	0	0
09/2020	MYR	67,258	15,697	59	0
09/2020	PHP	113,820	2,220	0	(59)
09/2020	$4,397	KRW	5,289,229	14	0
09/2020	765	TWD	22,283	1	0
BRC	07/2020	366	RUB	25,629	0	(7)
09/2020	MYR	2,367	$552	1	0
09/2020	SGD	1,873	1,346	1	0
09/2020	$1,538	MYR	6,593	0	(5)
CBK	07/2020	AUD	721	$497	0	(1)
07/2020	BRL	1,704	311	0	(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020	DKK	7,219		1,091	4	(2)
	07/2020	JPY	336,900		3,129	9	0
	07/2020		$1,358	AUD	1,975	5	0
	07/2020		320	BRL	1,704	0	(6)
	07/2020		23,962	CHF	22,685	3	(22)
	07/2020		1,026	COP	3,689,992	0	(45)
	07/2020		229	HUF	75,522	11	0
	07/2020		7,235	JPY	775,900	0	(49)
	07/2020		647	NOK	6,200	0	(3)
	07/2020		4,766	ZAR	87,913	297	0
	07/2020	ZAR	238,144		$12,672	0	(1,042)
	08/2020	BRL	1,704		319	7	0
	08/2020	CHF	19,409		20,527	21	0
	08/2020	NZD	6,009		3,849	0	(29)
	08/2020	RUB	35,118		511	20	0
	09/2020	CNH	8,520		1,192	0	(8)
	09/2020	KRW	40,418,380		32,807	0	(901)
	09/2020		$4,357	KRW	5,262,835	32	0
	09/2020		885	PHP	44,196	0	0
	09/2020		1,288	PLN	5,101	2	0
	09/2020		708	TWD	21,088	17	0
	10/2020		1,093	DKK	7,219	2	(4)
DUB	07/2020	BRL	34,211		$6,247	0	(44)
	07/2020		$6,485	BRL	34,211	0	(194)
	08/2020	BRL	34,211		$6,479	198	0
	09/2020		$653	TWD	19,151	5	0
FBF	09/2020	HKD	384,245		$49,526	0	(29)
	09/2020		$2,229	IDR	31,640,064	0	(82)
GLM	07/2020	DKK	9,315		$1,367	0	(37)
	07/2020	GBP	1,244		1,566	25	0
	07/2020	RUB	76,439		1,019	0	(52)
	07/2020	TRY	1,349		197	1	0
	07/2020		$5,414	CAD	7,365	11	0
	07/2020		2,602	CHF	2,472	7	0
	07/2020		349	CLP	286,150	0	0
	07/2020		3,570	GBP	2,850	0	(39)
	07/2020		1,114	MXN	27,774	90	0
	07/2020		1,062	RUB	73,131	0	(38)
	08/2020	RUB	30,499		$440	14	0
	09/2020		$346	INR	26,676	4	0
	09/2020		541	KRW	656,504	6	0
HUS	07/2020	AUD	217		$150	0	0
	07/2020	CAD	14,636		10,817	36	0
	07/2020	NOK	87,384		8,966	0	(112)
	07/2020	NZD	6,009		3,733	0	(145)
	07/2020	RUB	97,335		1,389	26	0
	07/2020		$19,115	CAD	25,947	16	(19)
	07/2020		527	EUR	469	0	0
	07/2020		2,895	GBP	2,314	0	(28)
	07/2020		6,639	TWD	196,119	48	0
	07/2020		2,910	ZAR	53,690	182	0
	08/2020	CAD	2,377		$1,736	0	(16)
	08/2020	GBP	74,276		91,087	0	(968)
	09/2020	CNH	3,374		474	0	(1)
	09/2020	KRW	1,440,525		1,184	0	(17)
	09/2020	PLN	7,357		1,873	13	0
	09/2020	SGD	1,501		1,080	3	0
	09/2020	THB	162,434		5,070	0	(185)
	09/2020	TWD	196,119		6,687	0	(52)
	09/2020		$4,752	CNY	34,059	47	0
	09/2020		4,307	HKD	33,395	0	0
	09/2020		1,133	KRW	1,370,454	10	0
	01/2021	BRL	3,920		$604	0	(112)
IND	09/2020	CNH	2,846		401	0	0
	09/2020		$397	CNH	2,841	3	0
	09/2020		2,528	MYR	10,827	0	(10)
	09/2020		631	THB	19,488	0	0
JPM	07/2020	CAD	21,961		$16,216	39	0
	07/2020	DKK	16,493		2,426	2	(63)
	07/2020	GBP	87,468		107,619	26	(788)
	07/2020	SEK	14,140		1,493	0	(24)
	07/2020	TRY	4,457		654	5	0
	07/2020		$1,641	EUR	1,452	0	(10)
	07/2020		968	NOK	9,340	2	0
	07/2020		261	TRY	1,796	1	0
	07/2020		4,099	ZAR	74,705	204	0
	07/2020	ZAR	34,812		$1,886	0	(119)
	08/2020	RUB	195,229		2,796	67	0
	09/2020	TWD	39,701		1,339	0	(25)
	10/2020		$507	DKK	3,343	0	(2)
MYI	07/2020	AUD	20,283		$13,458	0	(539)
	07/2020	CHF	4,182		4,353	0	(61)
	07/2020	DKK	10,934		1,650	2	(1)
	07/2020		$13,381	AUD	20,283	617	0
	07/2020		13,199	CAD	18,030	82	0
	07/2020		2,768	CHF	2,661	41	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	60,000	JPY	6,421,720	0	(526)
07/2020	1,515	SEK	14,140	2	0
08/2020	CAD	18,030	$13,200	0	(82)
08/2020	JPY	4,964,520	46,430	433	0
08/2020	SEK	14,140	1,516	0	(2)
08/2020	$13,538	JPY	1,457,200	0	(37)
09/2020	PLN	9,408	$2,391	13	0
09/2020	$1,052	MYR	4,530	5	(4)
09/2020	8,775	SGD	12,168	0	(42)
10/2020	DKK	3,625	$547	0	0
10/2020	$2,220	DKK	14,681	1	(3)
RBC	09/2020	3,769	HKD	29,268	6	0
09/2020	6,650	SGD	9,242	0	(16)
09/2020	2,768	TWD	80,893	11	0
RYL	09/2020	INR	26,984	$356	2	0
09/2020	$251	THB	7,722	0	(1)
SCX	07/2020	BRL	38,897	EUR	6,535	189	0
07/2020	CLP	2,305,703	$2,958	149	0
07/2020	EUR	6,561	BRL	38,897	0	(219)
07/2020	12,708	$14,144	0	(133)
07/2020	JPY	1,700,800	15,734	57	(74)
07/2020	TRY	1,161	167	0	(1)
07/2020	$11,534	AUD	16,766	36	0
07/2020	888	CAD	1,209	3	0
07/2020	7,431	NOK	71,844	44	(11)
07/2020	ZAR	56,605	$3,075	0	(185)
08/2020	AUD	16,766	11,536	0	(37)
08/2020	EUR	6,523	BRL	38,897	0	(193)
08/2020	11,239	$12,632	0	(4)
08/2020	NOK	58,464	6,030	0	(45)
09/2020	INR	422,033	5,505	0	(38)
09/2020	$6,474	TWD	189,267	29	0
SOG	07/2020	DKK	3,942	$594	0	0
07/2020	$3,633	RUB	252,970	0	(90)
07/2020	1,734	ZAR	32,172	119	0
09/2020	INR	40,978	$538	0	0
09/2020	$1,269	HKD	9,842	0	0
09/2020	1,588	INR	121,432	7	0
10/2020	595	DKK	3,942	0	0
SSB	07/2020	MXN	6,517	$266	0	(16)
07/2020	$5,870	JPY	625,200	0	(79)
07/2020	770	RUB	53,844	0	(16)
09/2020	HKD	18,206	$2,346	0	(2)
09/2020	MYR	2,355	553	5	0
09/2020	SGD	6,844	4,836	0	(76)
TOR	07/2020	AUD	20,283	13,481	0	(516)
07/2020	CAD	25,717	18,670	0	(273)
07/2020	JPY	16,705,526	155,180	463	0
07/2020	$7,153	CAD	9,763	38	0
07/2020	46,315	JPY	4,958,187	0	(395)
08/2020	CAD	9,763	$7,154	0	(38)
08/2020	JPY	3,213,987	30,061	283	0
UAG	07/2020	RUB	144,380	2,016	30	(36)
07/2020	$1,350	CHF	1,276	0	(4)
07/2020	8,191	GBP	6,582	0	(36)
07/2020	62,150	JPY	6,643,873	0	(618)
08/2020	JPY	3,449,373	$32,281	322	0
08/2020	RUB	253,642	3,580	35	0
09/2020	KRW	1,447,288	1,191	0	(16)
09/2020	TWD	74,011	2,501	0	(42)
09/2020	$399	CNH	2,857	4	0
09/2020	6,272	HKD	48,624	0	(1)
09/2020	1,550	ILS	5,308	0	(14)
09/2020	1,520	KRW	1,832,026	8	0
09/2020	4,296	TWD	125,817	27	0
Total Forward Foreign Currency Contracts	$6,454	$(11,551)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	508,000	$1,251	$1,772
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.017	07/02/2021	580,600	2,217	13,243
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	264,700	973	6,158
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	171,700	1,373	14,229

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	175,100	1,027	12,323
Total Purchased Options	$6,841	$47,725
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	1,600	$(1)	$(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,600	(3)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	1,400	(2)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,500	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	1,500	(3)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	1,200	(2)	(2)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,600	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	1,500	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,100	(4)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	1,500	(2)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,200	(2)	(2)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	1,200	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,200	(3)	(3)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,900	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	1,900	(3)	(3)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,500	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,500	(3)	(2)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,500	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,200	(2)	(2)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,000	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,000	(3)	(2)
$(47)	$(42)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	32,900	$(391)	$(853)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	67,600	(861)	(1,596)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	90,700	(1,374)	(14,512)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	92,400	(1,027)	(12,720)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.491	07/02/2021	185,800	(2,217)	(14,873)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	84,700	(947)	(6,495)
$(6,817)	$(51,049)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	3,200	$(23)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	800	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	700	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	600	(2)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	700	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,500	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,700	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,700	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	1,600	(11)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	2,100	(10)	1

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.531	07/07/2020		1,200	(4)		1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050				102.094	08/06/2020		800	(3)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050				102.133	08/06/2020		500	(2)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050				102.563	08/06/2020		1,000	(5)		(1)
									$(103)		$(8)
Total Written Options									$(6,967)		$(51,099)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index			0.110%	Monthly	05/25/2046	$4,219	$(894)	$501	$0	$(393)
BRC	ABX.HE.AAA.6-2 Index			0.110	Monthly	05/25/2046	7,418	(1,604)	912	0	(692)
								$(2,498)	$1,413	$0	$(1,085)
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	2,778	0.413% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	$17,645	$0	$6	$6	$0
BPS	Pay	NDDUWXUS Index	17,253	0.084% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	96,412	0	(1,701)	0	(1,701)
	Receive	RALVEIET Index	653,681	1.153% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/22/2021	64,152	0	(59)	0	(59)
CBK	Receive	RALVEIUT Index	686,420	0.554% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	113,122	0	(731)	0	(731)
	Pay	S&P 500 Total Return Index	448	0.333% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	2,846	0	1	1	0
	Receive	RALVEIUT Index	277,307	0.439% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	45,415	0	(13)	0	(13)
FAR	Receive	RALVEIUT Index	1,733,834	0.504% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	285,736	0	(1,842)	0	(1,842)
FBF	Receive	RALVEIET Index	716,723	1.154% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	69,852	0	456	456	0
	Receive	RALVEIIT Index	202,786	0.644% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	26,165	0	44	44	0
	Receive	RALVEIET Index	200,998	0.983% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	19,726	0	(15)	0	(15)
GST	Pay	S&P 500 Total Return Index	29,380	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	184,489	0	(2,088)	0	(2,088)
HUS	Pay	NDDUEAFE Index	3,566	0.154% (1-Month USD-LIBOR less a specified spread)	Monthly	05/26/2021	20,279	0	2	2	0
JPM	Receive	RALVEIET Index	211,995	1.284% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	20,661	0	134	134	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	RALVEIET Index	443,204	1.154% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	43,195	0	282	282	0
	Pay	NDUEEGF Index	21,881	(0.113)% (1-Month USD-LIBOR less a specified spread)	Monthly	05/26/2021	10,414	0	2	2	0
MEI	Pay	NDDUWXUS Index	18,091	0.054% (1-Month USD-LIBOR less a specified spread)	Monthly	01/13/2021	101,094	0	(1,785)	0	(1,785)
	Receive	RALVEIIT Index	2,497,916	0.724% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	322,306	0	534	534	0
	Receive	RALVEIIT Index	154,104	0.794% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	19,884	0	33	33	0
	Pay	NDUEEGF Index	3,690	0.073% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,756	0	0	0	0
	Receive	RALVEIIT Index	255,237	0.604% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/11/2021	32,933	0	56	56	0
	Receive	RALVEIET Index	307,539	0.713% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	39,759	0	(21)	0	(21)
MYI	Receive	RALVEIUT Index	70,110	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/14/2020	11,554	0	(74)	0	(74)
SOG	Pay	S&P 500 Total Return Index	3,183	0.433% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/26/2021	20,217	0	6	6	0
UAG	Pay	NDUEEGF Index	205,179	0.499% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/13/2021	94,614	0	(3,001)	0	(3,001)
								$0	$(9,774)	$1,556	$(11,330)
Total Swap Agreements								$(2,498)	$(8,361)	$1,556	$(12,415)
(n)

Securities with an aggregate market value of $24,361 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$2,678	$0		$2,678
Corporate Bonds & Notes
Banking & Finance					0		121,834	0		121,834
Industrials					0		48,249	0		48,249
Utilities					0		12,399	0		12,399
Municipal Bonds & Notes
Illinois					0		97	0		97
U.S. Government Agencies					0		269,852	0		269,852
U.S. Treasury Obligations					0		440,961	0		440,961
Non-Agency Mortgage-Backed Securities					0		85,407	0		85,407
Asset-Backed Securities					0		103,894	0		103,894
Sovereign Issues					0		5,489	0		5,489

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2020 (Unaudited)

Preferred Securities
Banking & Finance	0	5,322	0	5,322
Short-Term Instruments
Repurchase Agreements	0	4,705	0	4,705
U.S. Treasury Bills	0	33,252	0	33,252
	$0	$1,134,139	$0	$1,134,139
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189	$0	$0	$189
Total Investments	$189	$1,134,139	$0	$1,134,328
Short Sales, at Value - Liabilities
Sovereign Issues	0	(16,539)	0	(16,539)
U.S. Government Agencies	0	(19,154)	0	(19,154)
	$0	$(35,693)	$0	$(35,693)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	565	919	0	1,484
Over the counter	0	55,735	0	55,735
	$565	$56,654	$0	$57,219
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(495)	(2,058)	0	(2,553)
Over the counter	(2)	(75,063)	0	(75,065)
	$(497)	$(77,121)	$0	$(77,618)
Total Financial Derivative Instruments	$68	$(20,467)	$0	$(20,399)
Totals	$257	$1,077,979	$0	$1,078,236

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Real Return Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.6% ¤
CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 4.3%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$400	$402
Akelius Residential Property AB 3.375% due 09/23/2020	EUR	500	566
Ally Financial, Inc.
4.250% due 04/15/2021		$300	305
8.000% due 11/01/2031		800	1,034
American Tower Corp. 3.450% due 09/15/2021		200	207
Aviation Capital Group LLC
2.875% due 01/20/2022		200	191
4.375% due 01/30/2024		100	94
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	188
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	1,400	1,534
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)		5,600	6,485
Corp. Andina de Fomento 3.950% due 10/15/2021 (d)	MXN	134,185	5,924
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$11,550	12,274
Deutsche Bank AG 4.250% due 10/14/2021		49,600	50,919
Dexia Credit Local S.A. 2.375% due 09/20/2022		1,200	1,250
Erste Group Bank AG 8.875% due 10/15/2021 •(e)(f)	EUR	200	235
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		$9,800	9,551
ING Bank NV 2.625% due 12/05/2022		14,800	15,533
International Lease Finance Corp. 8.250% due 12/15/2020		900	921
Intesa Sanpaolo SpA 6.500% due 02/24/2021		1,900	1,954
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	399,497	59,962
2.500% due 10/01/2047		20	3
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	700	766
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Navient Corp. 5.875% due 03/25/2021		200	197
Nissan Motor Acceptance Corp.
2.650% due 07/13/2022		100	99
3.150% due 03/15/2021		200	199
3.875% due 09/21/2023		100	100
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	281,786	42,252
2.500% due 10/01/2047		8	1
NTT Finance Corp. 1.900% due 07/21/2021		$200	202
Nykredit Realkredit A/S
1.000% due 10/01/2050	DKK	846,988	127,064
2.500% due 10/01/2047		48	8
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		$100	99
5.250% due 08/15/2022		600	564
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	20	3
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$10,700	10,709
4.519% due 06/25/2024 •		6,900	7,503
7.500% due 08/10/2020 •(e)(f)		3,492	3,506
8.625% due 08/15/2021 •(e)(f)		2,830	2,949
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		200	201

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

UniCredit SpA 7.830% due 12/04/2023		37,100	42,953
			409,113
INDUSTRIALS 0.1%
AbbVie, Inc.
2.300% due 05/14/2021		200	203
2.900% due 11/06/2022		200	210
5.000% due 12/15/2021		2,600	2,730
Campbell Soup Co. 3.300% due 03/15/2021		200	203
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		200	203
2.241% due 02/16/2021		200	201
Community Health Systems, Inc. 6.625% due 02/15/2025		100	94
Conagra Brands, Inc. 3.800% due 10/22/2021		200	208
CVS Health Corp. 3.350% due 03/09/2021		213	217
Discovery Communications LLC 2.950% due 03/20/2023		105	110
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		490	490
Heathrow Funding Ltd. 4.875% due 07/15/2023		250	257
IHS Markit Ltd. 5.000% due 11/01/2022		100	107
Imperial Brands Finance PLC
2.950% due 07/21/2020		700	701
3.750% due 07/21/2022		400	418
JT International Financial Services BV 3.500% due 09/28/2023		400	431
Komatsu Finance America, Inc. 2.437% due 09/11/2022		200	205
Masco Corp. 3.500% due 04/01/2021		100	101
Microchip Technology, Inc. 3.922% due 06/01/2021		200	204
NXP BV 3.875% due 09/01/2022		200	212
Penske Truck Leasing Co. LP 4.250% due 01/17/2023		100	106
Raytheon Technologies Corp. 3.100% due 11/15/2021		200	205
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		94	95
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		200	209
Toyota Industries Corp. 3.110% due 03/12/2022		200	206
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,662	1,427
VMware, Inc. 3.900% due 08/21/2027		1,900	2,014
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	208
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	67,360	625
			12,600
SPECIALTY FINANCE 0.1%
Lloyds Banking Group PLC
3.870% due 09/02/2020 (g)		$5,000	5,017
3.870% due 09/02/2021 (g)		5,000	5,112
			10,129
UTILITIES 0.4%
American Transmission Systems, Inc. 5.250% due 01/15/2022		100	106
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		14,100	14,173
5.150% due 02/15/2050		8,900	11,427
5.300% due 08/15/2058		3,100	4,040
Duke Energy Corp. 2.400% due 08/15/2022		200	208
Eversource Energy 2.900% due 10/01/2024		300	322
Oncor Electric Delivery Co. LLC 7.000% due 09/01/2022		200	226
Petrobras Global Finance BV 5.093% due 01/15/2030		1,229	1,226

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Progress Energy, Inc. 3.150% due 04/01/2022	100	104
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	3,900	3,907
Tampa Electric Co. 2.600% due 09/15/2022	200	204
		35,943
Total Corporate Bonds & Notes (Cost $461,140)		467,785
U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
0.228% due 12/25/2036 •	70	69
0.236% due 07/25/2037 •	259	255
0.308% due 03/25/2036 •	81	81
0.535% due 07/25/2037 - 05/25/2042 •	141	140
0.625% due 05/25/2036 •	36	36
0.630% due 02/25/2037 •	261	261
2.342% due 04/01/2032 •	16	16
2.605% due 05/01/2036 •	10	10
2.891% due 06/01/2043 - 10/01/2044 •	540	544
2.900% due 02/01/2032 •	4	5
2.904% due 05/01/2035 •	66	67
2.922% due 04/01/2027 •	16	16
3.381% due 02/01/2034 •	13	13
3.462% due 04/01/2033 •	132	138
3.465% due 11/01/2033 •	17	17
3.518% due 10/01/2033 •	3	3
3.723% due 05/25/2035 ~	10	10
3.985% due 04/01/2035 •	80	81
4.127% due 12/01/2036 •	22	23
4.251% due 09/01/2034 •	5	5
5.030% due 09/01/2034 •	10	11
6.500% due 06/25/2028	22	25
Freddie Mac
0.315% due 08/25/2031 •	133	132
0.325% due 09/25/2031 •	325	322
0.455% due 01/15/2037 •	4	4
2.891% due 02/25/2045 •	520	524
2.904% due 07/25/2044 •	107	111
3.328% due 06/01/2033 •	97	99
3.483% due 07/01/2036 •	58	60
3.806% due 09/01/2036 •	45	46
3.875% due 01/01/2034 - 10/01/2036 •	237	239
4.000% due 09/01/2049	691	733
4.124% due 01/01/2034 •	154	155
6.500% due 01/25/2028	9	10
7.000% due 10/15/2030	23	28
Ginnie Mae
0.590% due 02/20/2049 •	39,727	39,678
0.994% due 01/20/2060 •	15,002	15,097
2.266% due 08/20/2068 •	17,424	17,265
3.125% due 12/20/2035 •	303	318
3.250% due 07/20/2035 •	11	11
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 07/01/2049	117,646	125,105
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	59,900	60,998
2.500% due 07/01/2050 - 09/01/2050	378,500	393,442
3.000% due 09/01/2050	207,150	217,433
3.500% due 07/01/2050 - 09/01/2050	278,360	292,774
4.000% due 07/01/2050 - 08/01/2050	643,900	682,561
Total U.S. Government Agencies (Cost $1,845,196)		1,848,971
U.S. TREASURY OBLIGATIONS 83.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (k)	17,558	17,659
0.125% due 01/15/2022 (k)(m)	17,084	17,333
0.125% due 04/15/2022 (k)	267,021	271,201
0.125% due 07/15/2022 (k)	106,701	109,325
0.125% due 01/15/2023 (k)	215,326	220,812
0.125% due 07/15/2024	54,001	56,475
0.125% due 10/15/2024	100,504	105,397
0.125% due 07/15/2026	218,909	232,782
0.250% due 01/15/2025	32,482	34,218
0.250% due 07/15/2029 (i)	502,009	549,763
0.250% due 02/15/2050 (m)	7,621	8,568
0.375% due 07/15/2023 (k)	46,096	48,055
0.375% due 07/15/2025	54,070	57,827
0.375% due 01/15/2027	192,320	207,523
0.375% due 07/15/2027	217,050	236,238
0.500% due 04/15/2024	58,059	61,093
0.500% due 01/15/2028	394,830	432,848
0.625% due 07/15/2021	34,273	34,905

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.625% due 04/15/2023 (i)	271,374	282,483
0.625% due 01/15/2024 (k)(m)	4,424	4,664
0.625% due 01/15/2026 (i)	596,038	646,217
0.625% due 02/15/2043 (m)	46,313	54,659
0.750% due 07/15/2028	191,783	216,446
0.750% due 02/15/2042	133,335	159,900
0.750% due 02/15/2045	81,666	100,062
0.875% due 01/15/2029	49,577	56,543
0.875% due 02/15/2047	149,697	191,252
1.000% due 02/15/2046	160,719	208,149
1.000% due 02/15/2048	52,516	69,566
1.375% due 02/15/2044	439,084	600,104
1.750% due 01/15/2028	211,475	252,519
2.000% due 01/15/2026	203,520	236,822
2.125% due 02/15/2040	138,215	204,021
2.125% due 02/15/2041	65,312	97,703
2.375% due 01/15/2025	205,265	236,624
2.375% due 01/15/2027	104,813	127,419
2.500% due 01/15/2029	221,086	283,672
3.375% due 04/15/2032 (m)	11,269	16,789
3.625% due 04/15/2028 (i)	564,449	760,277
3.875% due 04/15/2029	249,823	353,414
U.S. Treasury Notes
1.750% due 12/31/2024 (i)(k)(m)	38,020	40,570
Total U.S. Treasury Obligations (Cost $7,107,848)		7,901,897
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
3.406% due 10/25/2035 ^~	321	302
4.237% due 08/25/2035 ~	246	237
Alliance Bancorp Trust 0.425% due 07/25/2037 •	5,319	4,496
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•	418	350
0.395% due 10/25/2046 •	6,315	4,014
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •	224	222
AREIT Trust 2.805% due 04/14/2037 •	15,500	15,583
Banc of America Funding Trust
3.768% due 01/20/2047 ~	4,685	4,323
4.185% due 01/20/2047 ^~	170	161
5.753% due 10/25/2036 ^þ	158	156
5.837% due 01/25/2037 ^þ	141	141
5.888% due 04/25/2037 ^þ	112	109
Banc of America Mortgage Trust
3.885% due 07/25/2035 ^~	327	313
3.889% due 11/25/2035 ^~	471	449
3.932% due 12/25/2034 ~	175	180
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •	23,388	22,468
BCAP LLC Trust
0.355% due 01/25/2037 ^•	1,220	1,231
3.531% due 04/26/2036 ~	2,819	2,370
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	55	53
3.454% due 07/25/2036 ^~	1,034	966
3.766% due 02/25/2036 ^~	172	166
3.847% due 05/25/2047 ^~	800	753
3.889% due 02/25/2034 ~	370	366
4.103% due 01/25/2034 ~	156	158
4.166% due 10/25/2035 ~	421	413
4.176% due 01/25/2034 ~	494	491
4.332% due 11/25/2034 ~	66	63
Bear Stearns ALT-A Trust
3.349% due 08/25/2036 ^~	266	192
3.497% due 08/25/2036 ^~	469	381
3.653% due 09/25/2047 ^~	3,760	2,514
3.736% due 09/25/2035 ^~	58	46
3.769% due 05/25/2035 ~	37	36
3.837% due 11/25/2036 ~	858	648
Chase Mortgage Finance Trust
3.683% due 12/25/2035 ^~	450	435
3.925% due 02/25/2037 ~	48	48
3.988% due 02/25/2037 ~	35	35
ChaseFlex Trust 0.685% due 06/25/2035 •	241	75
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.365% due 07/25/2036 •	225	208
CIM Trust 1.185% due 02/25/2049 •	1,532	1,533
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	288	292
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	149	147

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.228% due 09/25/2059 þ		5,395	5,433
3.258% due 04/25/2066 ~		2,277	2,294
3.894% due 07/25/2046 ^~		664	616
3.934% due 09/25/2037 ^~		266	250
4.023% due 03/25/2034 ~		77	76
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •		125	119
Countrywide Alternative Loan Trust
0.295% due 06/25/2046 •		374	391
0.355% due 01/25/2037 ^•		61	61
0.370% due 02/20/2047 ^•		69	51
0.385% due 12/20/2046 ^•		3,987	3,224
0.400% due 03/20/2046 •		168	141
0.400% due 07/20/2046 ^•		3,928	2,922
0.830% due 11/20/2035 •		446	397
0.885% due 10/25/2035 ^•		114	76
2.504% due 12/25/2035 •		718	641
3.843% due 02/25/2037 ^~		2,280	2,148
5.000% due 07/25/2035		153	127
5.500% due 11/25/2035 ^		35	33
5.750% due 05/25/2036		1,186	734
6.000% due 01/25/2037 ^		4,137	3,340
6.000% due 02/25/2037 ^		77	50
6.000% due 04/25/2037		1,807	1,814
6.500% due 08/25/2032		118	120
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		343	304
0.825% due 03/25/2035 •		8	7
3.447% due 02/25/2047 ^~		186	165
3.453% due 02/20/2036 ^~		66	57
3.455% due 04/20/2036 ^~		113	101
3.462% due 03/25/2037 ^~		197	174
3.499% due 04/25/2035 ^~		162	132
3.720% due 11/25/2037 ~		1,792	1,677
3.748% due 10/20/2035 ~		17,840	17,284
3.819% due 11/25/2034 ~		9	9
4.008% due 11/20/2034 ~		29	27
4.086% due 01/20/2035 ~		90	90
4.119% due 04/20/2035 ~		37	36
5.500% due 11/25/2035 ^		129	109
5.500% due 04/25/2038		336	354
6.000% due 04/25/2036		1,929	1,481
6.000% due 03/25/2037 ^		5,712	4,550
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~		7	7
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		4,277	4,410
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~		421	204
Credit Suisse Mortgage Capital Trust 3.322% due 10/25/2058 ~		2,533	2,595
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.369% due 10/25/2035 ~		51	45
First Horizon Alternative Mortgage Securities Trust
3.259% due 06/25/2034 ~		304	297
3.452% due 09/25/2034 ~		92	89
6.000% due 02/25/2037 ^		886	597
6.250% due 08/25/2037 ^		201	139
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		397	329
Great Hall Mortgages PLC
0.302% due 03/18/2039 •	GBP	459	557
0.322% due 06/18/2038 •		382	464
GreenPoint Mortgage Funding Trust 0.625% due 06/25/2045 •		$602	521
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	160	170
GSR Mortgage Loan Trust
3.337% due 07/25/2035 ~		$198	195
3.842% due 11/25/2035 ~		270	265
3.980% due 04/25/2035 ~		62	59
4.097% due 11/25/2035 ~		33	32
4.232% due 11/25/2035 ^~		647	609
HarborView Mortgage Loan Trust
0.384% due 09/19/2037 •		237	215
0.504% due 11/19/2035 •		831	748
0.530% due 06/20/2035 •		218	218
0.570% due 07/21/2036 •		161	156
0.634% due 05/19/2035 •		6	5
0.674% due 03/19/2036 ^•		583	520
0.694% due 01/19/2036 •		1,478	1,094
3.634% due 01/19/2035 ~		339	321
3.673% due 04/19/2034 ~		81	75
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	35,243	43,658

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

HomeBanc Mortgage Trust 3.439% due 04/25/2037 ^~	$866	781
Impac CMB Trust 1.085% due 10/25/2033 •	11	11
IndyMac Mortgage Loan Trust
0.305% due 07/25/2036 •	900	785
0.385% due 06/25/2046 •	1,557	1,320
0.465% due 07/25/2035 •	348	286
0.485% due 11/25/2035 ^•	172	121
0.485% due 06/25/2037 ^•	343	191
2.992% due 01/25/2036 ^~	100	89
3.370% due 10/25/2035 ~	126	107
3.385% due 06/25/2036 ~	208	203
3.512% due 08/25/2035 ~	161	143
3.512% due 08/25/2035 ^~	129	112
3.624% due 08/25/2036 ~	423	390
3.707% due 11/25/2035 ^~	261	234
3.717% due 12/25/2034 ~	63	60
3.964% due 11/25/2035 ^~	6	6
4.015% due 10/25/2034 ~	343	340
JPMorgan Alternative Loan Trust
0.415% due 12/25/2036 •	3,492	3,184
0.645% due 03/25/2036 •	3,095	2,944
6.000% due 12/27/2036	156	125
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •	6,100	5,987
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~	222	223
3.447% due 06/25/2036 ^~	26	22
3.611% due 06/25/2035 ~	27	27
3.643% due 10/25/2035 ^~	100	84
3.681% due 08/25/2035 ~	264	262
3.721% due 07/25/2035 ~	90	87
3.870% due 04/25/2035 ~	24	24
3.939% due 11/25/2035 ^~	198	173
4.150% due 07/25/2035 ~	49	49
4.466% due 08/25/2035 ~	224	217
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	5,488	5,539
Lehman XS Trust
0.435% due 08/25/2037 •	4,927	4,600
1.335% due 12/25/2037 •	18,673	16,922
Luminent Mortgage Trust 0.528% due 12/25/2036 ^•	494	443
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •	1,512	1,335
3.385% due 12/25/2033 ~	702	667
3.802% due 12/25/2033 ~	25	25
4.088% due 11/21/2034 ~	210	210
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•	923	55
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.885% due 11/15/2031 •	64	63
0.925% due 09/15/2030 •	35	34
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.625% due 12/15/2030 •	119	114
0.665% due 06/15/2030 •	60	58
1.045% due 08/15/2032 •	128	121
2.610% due 10/20/2029 •	47	46
Merrill Lynch Mortgage Investors Trust
0.435% due 11/25/2035 •	322	300
1.473% due 03/25/2030 •	27	25
1.673% due 11/25/2029 •	13	13
3.359% due 02/25/2033 ~	668	637
3.413% due 12/25/2034 ~	284	279
3.547% due 06/25/2037 ~	191	185
3.608% due 12/25/2035 ~	84	73
3.609% due 05/25/2036 ~	43	40
3.707% due 02/25/2034 ~	806	795
3.738% due 02/25/2035 ~	241	242
4.063% due 09/25/2035 ^~	116	105
Morgan Stanley Mortgage Loan Trust 5.701% due 02/25/2047 þ	242	140
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	35,683	37,501
4.500% due 05/25/2058 ~	4,952	5,362
New York Mortgage Trust 3.876% due 05/25/2036 ^~	141	127
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.216% due 02/25/2036 ^~	84	71
5.820% due 03/25/2047 þ	304	310
6.138% due 03/25/2047 þ	282	287
Residential Accredit Loans, Inc. Trust
0.365% due 06/25/2046 •	2,865	1,006
0.485% due 08/25/2035 •	69	58
0.745% due 12/25/2045 •	1,001	797

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

2.624% due 10/25/2037 ~		5,152	4,542
2.864% due 09/25/2045 •		150	137
4.999% due 09/25/2035 ^~		80	66
Residential Asset Securitization Trust
0.585% due 05/25/2035 •		5,970	4,488
0.585% due 01/25/2046 ^•		66	19
5.000% due 08/25/2020		1	1
5.500% due 06/25/2033		89	91
6.250% due 10/25/2036 ^		756	726
6.500% due 06/25/2037		1,796	580
Sequoia Mortgage Trust
0.390% due 07/20/2036 •		828	778
0.544% due 10/19/2026 •		21	21
0.950% due 10/20/2027 •		21	20
0.990% due 10/20/2027 •		50	48
1.090% due 12/20/2032 •		40	39
1.625% due 05/20/2034 •		316	307
Silverstone Master Issuer PLC
1.235% due 01/21/2070 •	GBP	2,117	2,641
1.679% due 01/21/2070 •		$322	322
Structured Adjustable Rate Mortgage Loan Trust
0.505% due 10/25/2035 •		524	489
2.015% due 10/25/2037 ^•		236	216
2.904% due 01/25/2035 ^•		17	15
3.553% due 11/25/2035 ^~		94	84
3.754% due 09/25/2036 ^~		612	522
3.765% due 02/25/2034 ~		183	177
3.832% due 04/25/2034 ~		5	5
3.875% due 08/25/2035 ~		95	90
4.038% due 09/25/2034 ~		2	2
4.054% due 09/25/2035 ~		385	365
4.316% due 05/25/2036 ^~		187	175
Structured Asset Mortgage Investments Trust
0.395% due 04/25/2036 •		600	598
0.395% due 05/25/2036 •		2,800	2,508
0.415% due 02/25/2036 •		309	277
0.444% due 07/19/2035 •		551	519
0.445% due 03/25/2037 •		100	50
0.495% due 12/25/2035 ^•		187	172
0.854% due 09/19/2032 •		99	96
0.854% due 10/19/2034 •		50	49
0.894% due 03/19/2034 •		131	127
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.721% due 01/25/2034 ~		16	15
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ		1,230	68
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	31,343	38,845
Trinity Square PLC 1.818% due 07/15/2051 •		12,283	15,238
WaMu Mortgage Pass-Through Certificates Trust
0.735% due 07/25/2044 •		$1,068	1,031
0.765% due 07/25/2045 •		19	18
0.865% due 01/25/2045 •		762	751
0.985% due 10/25/2044 •		222	214
1.990% due 02/27/2034 •		579	556
2.204% due 03/25/2047 ^•		4,173	4,112
2.274% due 05/25/2047 •		585	514
2.484% due 06/25/2046 •		71	67
2.504% due 02/25/2046 •		549	524
2.511% due 12/25/2046 ^•		2,049	1,791
2.704% due 11/25/2042 •		30	28
2.904% due 06/25/2042 •		74	68
3.069% due 01/25/2037 ^~		1,128	1,021
3.185% due 04/25/2037 ^~		714	623
3.301% due 05/25/2037 ^~		1,336	1,116
3.341% due 12/25/2036 ^~		724	690
3.504% due 02/25/2037 ^~		1,657	1,453
3.618% due 03/25/2035 ~		67	66
3.649% due 02/25/2037 ^~		327	291
3.740% due 06/25/2033 ~		246	240
3.746% due 12/25/2035 ~		29	28
3.767% due 12/25/2035 ~		353	331
3.838% due 03/25/2034 ~		51	50
3.854% due 08/25/2036 ^~		132	118
4.124% due 09/25/2035 ~		205	212
Washington Mutual Mortgage Pass-Through Certificates Trust
2.474% due 05/25/2046 ^•		1,278	1,040
6.000% due 06/25/2037		7,287	6,768
6.500% due 08/25/2035		250	232
Wells Fargo Mortgage-Backed Securities Trust
4.018% due 04/25/2036 ~		860	820
4.338% due 12/28/2037 ~		3,177	2,896

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

4.616% due 10/25/2036 ~		20	19
Total Non-Agency Mortgage-Backed Securities (Cost $381,628)			377,721
ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp. Home Equity Loan Trust
1.985% due 10/25/2032 •		29	29
1.985% due 06/25/2034 •		143	133
Aegis Asset-Backed Securities Trust 0.615% due 12/25/2035 •		2,350	2,164
AlbaCore EURO CLO DAC 0.000% due 07/18/2031 «•(a)	EUR	4,900	5,507
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.115% due 05/25/2035 •		$1,800	1,754
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		1,974	1,753
Argent Securities Trust
0.335% due 07/25/2036 •		3,986	3,377
0.345% due 05/25/2036 •		1,288	467
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.545% due 10/25/2035 •		636	637
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	2,800	3,109
B&M CLO Ltd. 1.906% due 04/16/2026 •		$392	391
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	1,821	2,027
Barings Euro CLO BV
0.680% due 07/27/2030 •		3,800	4,241
1.050% due 07/27/2030		600	670
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$2,515	2,511
Bear Stearns Asset-Backed Securities Trust
0.295% due 04/25/2031 •		117	196
0.428% due 10/25/2036 •		100	98
California Street CLO Ltd. 2.249% due 10/15/2025 •		8,262	8,202
Carrington Mortgage Loan Trust 0.585% due 01/25/2036 •		2,000	1,842
CIFC Funding Ltd. 1.851% due 10/25/2027 •		9,400	9,270
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		12,029	11,535
Citigroup Mortgage Loan Trust 0.415% due 12/25/2036 •		3,638	2,935
Citigroup Mortgage Loan Trust, Inc.
0.405% due 08/25/2036 •		43	43
0.515% due 10/25/2036 •		17,188	15,773
Countrywide Asset-Backed Certificates
0.325% due 08/25/2037 ^•		230	205
0.375% due 11/25/2037 •		6,955	6,484
0.435% due 03/25/2037 •		10,300	9,148
5.805% due 04/25/2036 ^~		709	669
Countrywide Asset-Backed Certificates Trust
0.375% due 06/25/2047 •		537	530
0.925% due 08/25/2047 •		1,058	1,012
Countrywide Asset-Backed Certificates Trust, Inc. 0.965% due 11/25/2034 •		530	498
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		12,990	12,807
CSAB Mortgage-Backed Trust 5.684% due 12/25/2036 þ		191	63
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •		563	563
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		4,150	4,099
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	2,300	2,561
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •		1,950	2,177
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$11,502	11,351
First Franklin Mortgage Loan Trust 0.655% due 11/25/2036 •		14,950	12,768
Flagship CLO Ltd. 2.026% due 01/16/2026 •		2,808	2,790
Fremont Home Loan Trust 0.320% due 10/25/2036 •		2,983	2,654
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		1,875	1,381
GSAMP Trust
0.325% due 12/25/2036 •		2,137	1,219
0.555% due 03/25/2047 •		3,000	2,313
1.160% due 03/25/2035 ^•		3,615	3,203
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		2,955	2,925

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Home Equity Asset Trust
0.635% due 02/25/2036 •		13,300	12,469
0.980% due 07/25/2034 •		912	894
HSI Asset Securitization Corp. Trust 0.455% due 02/25/2036 •		2,300	2,197
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		4,606	1,824
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		12,865	12,586
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		655	629
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,424	3,452
3.750% due 04/25/2059 þ		5,813	5,959
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		4,967	3,952
Lehman XS Trust
0.345% due 05/25/2036 •		4,219	4,168
0.985% due 10/25/2035 •		270	269
5.019% due 06/25/2036 þ		5,363	5,476
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		14,100	13,964
Long Beach Mortgage Loan Trust 0.920% due 08/25/2035 •		47	47
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		9,294	9,055
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	4,100	4,607
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		4,150	4,597
Marlette Funding Trust 2.690% due 09/17/2029		$1,929	1,942
Merrill Lynch Mortgage Investors Trust
0.265% due 09/25/2037 •		125	70
0.305% due 02/25/2037 •		124	47
MidOcean Credit CLO 2.019% due 04/15/2027 •		2,329	2,294
Monarch Grove CLO 1.871% due 01/25/2028 •		7,706	7,619
Morgan Stanley ABS Capital, Inc. Trust
0.415% due 10/25/2036 •		145	86
0.525% due 03/25/2037 •		528	273
Morgan Stanley Dean Witter Capital, Inc. Trust 1.535% due 02/25/2033 •		507	500
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		139	88
6.000% due 02/25/2037 ^~		137	106
Mountain View CLO Ltd. 2.019% due 10/15/2026 •		3,664	3,617
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		5,291	5,243
New Century Home Equity Loan Trust 0.950% due 02/25/2035 •		1,105	1,061
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.475% due 03/25/2036 •		4,100	3,923
NovaStar Mortgage Funding Trust
0.355% due 11/25/2036 •		1,542	649
0.890% due 01/25/2036 •		2,200	2,144
1.265% due 06/25/2035 •		2,517	2,451
OCP CLO Ltd. 2.019% due 07/15/2027 •		840	834
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		2,940	2,892
Palmer Square Loan Funding Ltd.
1.920% due 10/24/2027 •		12,501	12,375
2.105% due 04/20/2027 •		2,034	2,013
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.675% due 09/25/2035 •		3,800	3,616
1.160% due 10/25/2034 •		367	368
1.175% due 09/25/2034 •		386	384
1.235% due 10/25/2034 •		4,900	4,703
Popular ABS Mortgage Pass-Through Trust 0.875% due 06/25/2035 •		626	584
Renaissance Home Equity Loan Trust 1.285% due 09/25/2037 •		34,991	16,686
Residential Asset Securities Corp. Trust 0.425% due 08/25/2036 •		4,586	3,654
Residential Mortgage Loan Trust 1.685% due 09/25/2029 •		6	6
Saxon Asset Securities Trust 0.905% due 05/25/2035 •		500	479
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	153	172
1.891% due 07/25/2023 •		$7,663	7,256
2.491% due 04/25/2023 •		35,914	35,169

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Sound Point CLO Ltd. 2.193% due 01/23/2029 •		24,700	24,268
Soundview Home Loan Trust 0.365% due 07/25/2037 •		4,399	4,092
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		18,641	18,878
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		1,716	1,731
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •		23,800	23,340
Structured Asset Investment Loan Trust 0.890% due 03/25/2034 •		276	265
Structured Asset Securities Corp. Mortgage Loan Trust
0.485% due 04/25/2036 •		17,938	13,003
0.755% due 10/25/2036 •		1,647	1,592
1.673% due 04/25/2035 •		101	98
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		5,739	5,712
Symphony CLO Ltd.
2.099% due 04/15/2028 •		2,040	2,022
2.261% due 07/14/2026 •		5,648	5,594
Telos CLO Ltd. 2.085% due 04/17/2028 •		5,807	5,736
THL Credit Wind River CLO Ltd.
2.089% due 10/15/2027 •		619	611
2.099% due 01/15/2026 •		2,320	2,311
TICP CLO Ltd.
1.935% due 07/20/2027 •		4,126	4,068
1.975% due 04/20/2028 •		6,420	6,328
Tralee CLO Ltd. 2.165% due 10/20/2027 •		5,041	4,976
Venture CLO Ltd.
1.171% due 02/28/2026 •		18,076	17,835
2.099% due 04/15/2027 •		5,448	5,353
2.099% due 07/15/2027 •		6,208	6,129
Wachovia Mortgage Loan Trust 0.845% due 10/25/2035 •		184	185
Wells Fargo Home Equity Asset-Backed Securities Trust 2.585% due 12/25/2034 •		400	390
WhiteHorse Ltd. 2.065% due 04/17/2027 •		2,896	2,878
Total Asset-Backed Securities (Cost $535,337)			526,928
SOVEREIGN ISSUES 6.1%
Argentina Government International Bond
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	61,890	534
30.022% (BADLARPP) due 10/04/2022 ~		6,900	85
Australia Government International Bond
1.250% due 02/21/2022	AUD	16,224	11,363
3.000% due 09/20/2025		70,644	56,566
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	32,454	31,068
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)	EUR	168,078	192,941
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	269,128	2,481
0.100% due 03/10/2028 (d)		6,651,298	61,385
0.100% due 03/10/2029 (d)		5,927,494	54,870
Mexico Government International Bond
4.000% due 11/08/2046 (d)	MXN	1,078	54
7.750% due 05/29/2031		206,976	10,211
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	100,985	71,484
3.000% due 09/20/2030		20,177	16,760
Peru Government International Bond 5.940% due 02/12/2029	PEN	30,600	9,980
Qatar Government International Bond 3.875% due 04/23/2023		$11,000	11,824
Saudi Government International Bond 4.000% due 04/17/2025		12,970	14,409
United Kingdom Gilt 1.250% due 11/22/2027 (d)(i)	GBP	18,168	30,177
Total Sovereign Issues (Cost $585,995)			576,192
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A.
5.250% due 09/29/2023 •(e)(f)		800,000	852
6.250% due 09/11/2021 •(e)(f)		2,100,000	2,265

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,735
Total Preferred Securities (Cost $9,793)			9,852
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (h) 0.3%			25,719
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	37,135	359
U.S. TREASURY BILLS 0.0%
0.152% due 07/21/2020 - 09/03/2020 (b)(c)		$245	245
Total Short-Term Instruments (Cost $26,407)			26,323
Total Investments in Securities (Cost $10,953,344)			11,735,669
		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		2,172,867	21,422
Total Short-Term Instruments (Cost $21,422)			21,422
Total Investments in Affiliates (Cost $21,422)			21,422
Total Investments 123.8% (Cost $10,974,766)			$11,757,091
Financial Derivative Instruments (j)(l) (0.0)%(Cost or Premiums, net $984)			(1,842)
Other Assets and Liabilities, net (23.8)%			(2,257,491)
Net Assets 100.0%			$9,497,758

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.870%	09/02/2021	05/22/2018	$5,000	$5,112	0.06%
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	5,000	5,017	0.05
$10,000	$10,129	0.11%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$22,330	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(22,312)	$22,330	$22,330
FICC	0.000	06/30/2020	07/01/2020	3,389	U.S. Treasury Notes 2.125% due 05/15/2022	(3,457)	3,389	3,389
Total Repurchase Agreements	$(25,769)	$25,719	$25,719
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.250%	05/14/2020	08/12/2020	GBP	(24,007)	$(29,757)
BSN	0.240	04/09/2020	07/09/2020	$(131,819)	(131,892)
0.240	04/15/2020	07/09/2020	(28,813)	(28,827)
0.240	04/15/2020	07/13/2020	(2,881)	(2,883)
0.240	06/15/2020	07/13/2020	(19,327)	(19,329)
DEU	0.250	04/16/2020	07/15/2020	(75,972)	(76,012)
STR	0.170	07/01/2020	07/02/2020	(269,194)	(269,194)
0.180	06/30/2020	07/01/2020	(269,194)	(269,195)
Total Reverse Repurchase Agreements	$(827,089)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	0.200%	05/08/2020	07/08/2020	$(19,447)	$(19,453)
Total Sale-Buyback Transactions	$(19,453)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
U.S. Government Agencies (1.6)%
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	$69,958	$(71,218)	$(71,420)
Uniform Mortgage-Backed Security, TBA	3.500	07/14/2050	79,180	(83,207)	(83,207)
Total U.S. Government Agencies	(154,425)	(154,627)
U.S. Treasury Obligations (0.6)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2030	48,535	(52,564)	(52,529)
Total Short Sales (2.2)%	$(206,989)	$(207,156)
(i)	Securities with an aggregate market value of $633,665 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(567,368) at a weighted average interest rate of 0.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)	Payable for short sales includes $230 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl September Futures	09/2020	2,438	$369,723	$1,771	$0	$(192)
Euro-Bund 10-Year Bond September Futures	09/2020	1,438	285,184	1,449	0	(291)
Gold 100 oz. August Futures	08/2020	183	32,949	633	367	0
U.S. Treasury 5-Year Note September Futures	09/2020	4,604	578,917	1,363	0	(144)
U.S. Treasury 10-Year Ultra September Futures	09/2020	352	55,435	123	0	(88)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	498	108,642	486	0	(513)
$5,825	$367	$(1,228)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	190	$(15,349)	$(7)	$2	$0
Australia Government 10-Year Bond September Futures	09/2020	306	(31,420)	(499)	38	(26)
Euro-BTP Italy Government Bond September Futures	09/2020	2,254	(299,931)	(2,761)	61	(420)
Euro-Buxl 30-Year Bond September Futures	09/2020	302	(74,632)	(3,122)	366	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	9	(1,695)	(23)	1	0
Euro-Schatz September Futures	09/2020	13,727	(1,729,454)	(691)	386	0
Japan Government 10-Year Bond September Futures	09/2020	82	(115,396)	22	144	0
U.S. Treasury 2-Year Note September Futures	09/2020	1,144	(252,627)	(36)	0	(18)
U.S. Treasury 10-Year Note September Futures	09/2020	9,444	(1,314,339)	(3,052)	1,476	0
U.S. Treasury 30-Year Bond September Futures	09/2020	2,358	(421,050)	(1,175)	1,105	0
United Kingdom Long Gilt September Futures	09/2020	180	(30,699)	24	36	(49)
$(11,320)	$3,615	$(513)
Total Futures Contracts	$(5,495)	$3,982	$(1,741)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	3,690	$61	$(47)	$14	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.877	$2,000	(50)	52	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	4,100	(227)	162	(65)	11	0
$(216)	$167	$(49)	$11	$0

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index		(5.000)%	Quarterly	12/20/2024		$7,912	$(468)	$506	$38	$0	$(58)
CDX.HY-34 5-Year Index		(5.000)	Quarterly	06/20/2025		98,610	5,658	(5,063)	595	0	(779)
							$5,190	$(4,557)	$633	$0	$(837)
INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	46,850	$143	$(6,620)	$(6,477)	$0	$(100)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(15)	(241)	(256)	9	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,225,400	(119)	(688)	(807)	23	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024	EUR	40	0	(2)	(2)	0	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		$3,100	0	(51)	(51)	0	(6)
Pay	CPURNSA	1.338	Maturity	06/29/2021		51,300	0	34	34	0	(56)
Receive	CPURNSA	1.445	Maturity	09/09/2021		44,790	0	(558)	(558)	0	(3)
Receive	CPURNSA	1.603	Maturity	09/12/2021		25,330	763	(795)	(32)	0	(2)
Receive	CPURNSA	1.580	Maturity	09/20/2021		96,300	0	(1,514)	(1,514)	0	(5)
Receive	CPURNSA	1.592	Maturity	09/20/2021		27,700	(5)	(437)	(442)	0	(1)
Receive	CPURNSA	1.488	Maturity	10/01/2021		25,800	0	(371)	(371)	0	(1)
Receive	CPURNSA	2.069	Maturity	07/15/2022		17,600	0	(552)	(552)	7	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		116,510	0	(5,354)	(5,354)	40	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,183	0	(762)	(762)	8	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	0	2,327	2,327	0	(38)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	(8)	1,576	1,568	0	(26)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	0	2,481	2,481	0	(71)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	1	555	556	0	(19)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(65)	2,567	2,502	0	(156)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	22	1,039	1,061	0	(47)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020	EUR	2,180	1	(37)	(36)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		23,170	(1)	(691)	(692)	0	(4)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		20,100	0	(736)	(736)	13	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	0	50	50	0	(2)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	0	395	395	0	(50)
Pay	UKRPI	2.890	Maturity	06/15/2022	GBP	73,000	8	557	565	0	(53)
Pay	UKRPI	3.850	Maturity	09/15/2024		53,400	9	4,066	4,075	0	(70)
Pay	UKRPI	3.330	Maturity	01/15/2025		153,900	4,063	600	4,663	0	(295)
Pay	UKRPI	3.390	Maturity	01/15/2030		62,300	10	1,269	1,279	0	(395)
Pay	UKRPI	3.438	Maturity	01/15/2030		87,200	0	2,486	2,486	0	(551)
Pay	UKRPI	3.325	Maturity	08/15/2030		49,000	460	2,332	2,792	0	(395)
							$5,267	$2,925	$8,192	$100	$(2,346)
Total Swap Agreements							$10,241	$(1,465)	$8,776	$111	$(3,183)
(k)	Securities with an aggregate market value of $66,022 and cash of $8,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(73) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020		$31,201	JPY	3,333,875	$0	$(325)
	07/2020		309	TRY	2,100	0	(3)
	08/2020	JPY	3,333,875		$31,215	326	0
	08/2020		$13	RUB	922	0	0
	09/2020	CNH	3,973		$555	0	(5)
	09/2020	ILS	11,365		3,309	22	0
	09/2020	TWD	6,752		229	0	(3)
BPS	07/2020	EUR	29,397		33,230	223	(20)
	07/2020	GBP	17,654		22,339	464	0
	07/2020		$14,678	EUR	13,142	87	0
	07/2020		4,807	GBP	3,816	0	(78)
	07/2020		135	RUB	9,671	3	(3)
	08/2020		79		5,513	0	(2)
	09/2020		592	IDR	8,405,994	0	(22)
BRC	07/2020		1,873	GBP	1,510	0	(2)
BSH	07/2020	BRL	31,012		$5,663	0	(39)
	07/2020		$6,150	BRL	31,012	0	(447)
CBK	07/2020	BRL	31,012		$7,423	1,720	0
	07/2020	DKK	1,550,000		227,513	0	(6,185)
	07/2020	EUR	10,829		12,033	0	(134)
	07/2020		$5,663	BRL	31,012	39	0
	07/2020		66,545	DKK	442,490	392	(222)
	07/2020		15,097	EUR	13,390	0	(53)
	07/2020		1,868	GBP	1,478	0	(37)
	08/2020	NZD	140,526		$90,019	0	(670)
	08/2020		$29	RUB	1,962	0	(1)
	09/2020	KRW	538,258		$437	0	(12)
	09/2020	MXN	358,825		16,171	716	0
	09/2020	PEN	32,683		9,496	283	0
	10/2020	DKK	371,775		56,294	226	(97)
GLM	07/2020		38,270		5,738	0	(32)
	07/2020		$1,563	DKK	10,645	42	0
	07/2020		373	MXN	8,176	0	(18)
	07/2020		54	RUB	4,045	3	0
	08/2020		25		1,704	0	(1)
HUS	07/2020	CAD	41,488		$30,152	0	(408)
	07/2020	EUR	24,607		27,612	61	(95)
	07/2020	GBP	18,710		23,263	79	0
	07/2020	NZD	93,677		58,094	0	(2,356)
	07/2020		$2,386	CAD	3,269	21	0
	07/2020		1,003	GBP	808	0	(2)
	07/2020		74	RUB	5,172	0	(1)
	08/2020	CAD	3,269		$2,387	0	(21)
	08/2020	GBP	57,352		70,332	0	(748)
	09/2020		$910	CNY	6,524	9	0
	09/2020		189	PLN	743	0	(1)
JPM	07/2020	EUR	8,917		$10,065	47	0
	07/2020	GBP	85,711		105,415	0	(790)
	07/2020		$26,078	DKK	172,193	0	(116)
	07/2020		291	TRY	1,985	0	(2)
	08/2020		149	RUB	10,374	0	(4)
	10/2020	DKK	172,193		$26,135	121	0
	10/2020		$1,719	DKK	11,410	5	0
MYI	07/2020	AUD	100,672		$66,800	0	(2,674)
	07/2020		$66,413	AUD	100,672	3,060	0
	07/2020		18,151	CAD	24,794	112	0
	07/2020		84,963	DKK	563,140	63	(119)
	07/2020		38,973	JPY	4,168,992	0	(363)
	08/2020	CAD	24,794		$18,152	0	(112)
	08/2020	JPY	4,168,992		38,990	363	0
	09/2020		$242	PLN	950	0	(1)
	10/2020	DKK	756,097		$114,348	178	(56)
RYL	07/2020	NZD	46,849		29,204	0	(1,027)
SCX	07/2020	CLP	271,219		348	18	0
	07/2020	EUR	115,706		128,783	0	(1,212)
	07/2020	GBP	1,439		1,775	0	(8)
	07/2020		$69,260	AUD	100,672	214	0
	08/2020	AUD	100,672		$69,267	0	(220)
	08/2020	EUR	162,924		183,118	0	(58)
	08/2020	GBP	57,352		70,350	0	(730)
	09/2020	INR	9,291		121	0	(1)
SOG	07/2020		$30,586	DKK	203,024	25	0
	10/2020	DKK	203,024		$30,649	0	(22)
SSB	09/2020	SGD	256		181	0	(3)
TOR	07/2020	AUD	100,672		66,911	0	(2,563)
	07/2020	JPY	13,098,474		121,673	363	0
	07/2020		$9,837	CAD	13,425	52	0
	07/2020		25,233	JPY	2,698,970	0	(237)
	08/2020	CAD	13,425		$9,838	0	(52)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

	08/2020	JPY	2,698,970		25,244		237	0
UAG	07/2020		$1,491	GBP	1,198		0	(7)
	07/2020		27,097	JPY	2,896,637		0	(270)
	07/2020		105	RUB	7,524		2	(2)
	08/2020	JPY	2,896,637		$27,108		271	0
	08/2020		$190	RUB	13,478		0	(2)
Total Forward Foreign Currency Contracts							$9,847	$(22,694)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2050		$66.000	08/06/2020		27,800	$1	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050		72.000	07/07/2020		4,400	0	0
Total Purchased Options							$1	$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	33,400	$(20)	$(18)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	33,400	(65)	(43)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	26,500	(37)	(29)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	30,400	(21)	(15)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	30,400	(62)	(67)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	25,300	(14)	(11)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	25,300	(49)	(52)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	20,800	(17)	(11)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	29,200	(20)	(22)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	20,800	(27)	(26)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	29,200	(42)	(28)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	22,500	(14)	(15)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	22,500	(44)	(36)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	24,500	(23)	(23)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	24,500	(21)	(21)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	21,000	(19)	(22)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	21,000	(52)	(45)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	30,900	(22)	(68)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	27,700	(19)	(15)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	27,700	(44)	(35)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	24,300	(19)	(43)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	22,600	(18)	(15)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	22,600	(41)	(36)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	24,700	(21)	(26)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	24,700	(62)	(53)
							$(793)	$(775)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0		09/29/2020	33,200	$(428)	$0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	46,100	(2,097)	(24)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	182,300	(1,326)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	27,400	(191)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	64,700	(1,194)	0
							$(5,236)	$(24)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	26,900	$(828)	$(899)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	16,400	(500)	(533)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	33,800	(1,109)	(1,083)
$(2,437)	$(2,515)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	17,600	$(126)	$(8)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	17,300	(70)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	11,700	(46)	(12)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	33,500	(230)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	50,200	(325)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	11,100	(52)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,900	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	15,000	(80)	(20)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	19,800	(70)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	19,100	(88)	0
$(1,094)	$(82)
Total Written Options	$(9,560)	$(3,396)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(13)	$0	$(39)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.963%	Annual	02/16/2028	ILS	29,770	$(2)	$1,065	$1,063	$0
Pay	CPURNSA	2.500	Maturity	07/15/2022	$50,000	330	(7,079)	0	(6,749)
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	ILS	16,030	0	551	551	0
DUB	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	15,310	0	578	578	0
GLM	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028	18,170	0	611	611	0
Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028	12,600	0	447	447	0
$328	$(3,827)	$3,250	$(6,749)
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.230%	Maturity	07/27/2020	$296,800	$0	$2,469	$2,469	$0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.250%	Maturity	08/17/2020	146,100	0	1,016	1,016	0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.220%	Maturity	08/20/2020	213,900	0	725	725	0
GLM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.220%	Maturity	07/06/2020	100,000	0	649	649	0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.250%	Maturity	07/07/2020	372,200	0	5,169	5,169	0
JPM	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.260%	Maturity	07/15/2020	217,900	0	3,460	3,460	0
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	0.072%	Maturity	07/02/2020	575,000	0	5,355	5,355	0
$0	$18,843	$18,843	$0
Total Swap Agreements	$302	$15,003	$22,093	$(6,788)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2020 (Unaudited)

(m)

Securities with an aggregate market value of $16,088 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)				YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$409,113	$0	$409,113
Industrials	0	12,600	0	12,600
Specialty Finance	0	10,129	0	10,129
Utilities	0	35,943	0	35,943
U.S. Government Agencies	0	1,848,971	0	1,848,971
U.S. Treasury Obligations	0	7,901,897	0	7,901,897
Non-Agency Mortgage-Backed Securities	0	377,721	0	377,721
Asset-Backed Securities	0	516,814	10,114	526,928
Sovereign Issues	0	576,192	0	576,192
Preferred Securities
Banking & Finance	0	9,852	0	9,852
Short-Term Instruments
Repurchase Agreements	0	25,719	0	25,719
Argentina Treasury Bills	0	359	0	359
U.S. Treasury Bills	0	245	0	245
	$0	$11,725,555	$10,114	$11,735,669
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,422	$0	$0	$21,422
Total Investments	$21,422	$11,725,555	$10,114	$11,757,091
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(154,627)	0	(154,627)
U.S. Treasury Obligations	0	(52,529)	0	(52,529)
	$0	$(207,156)	$0	$(207,156)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,982	111	0	4,093
Over the counter	0	31,940	0	31,940
	$3,982	$32,051	$0	$36,033
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,741)	(3,183)	0	(4,924)
Over the counter	(44)	(32,834)	0	(32,878)
	$(1,785)	$(36,017)	$0	$(37,802)
Total Financial Derivative Instruments	$2,197	$(3,966)	$0	$(1,769)
Totals	$23,619	$11,514,433	$10,114	$11,548,166

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.1% ¤
U.S. TREASURY OBLIGATIONS 173.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$7,488	$7,679
0.250% due 01/15/2025	32	34
0.375% due 07/15/2025	102	109
0.375% due 01/15/2027 (c)	10,616	11,456
0.500% due 04/15/2024	10,168	10,699
0.625% due 07/15/2021	1,707	1,738
0.625% due 04/15/2023	9,085	9,457
0.625% due 01/15/2024	956	1,008
0.750% due 07/15/2028	1,737	1,960
0.750% due 02/15/2042	3,405	4,083
1.000% due 02/15/2048	2,184	2,893
1.750% due 01/15/2028 (c)	20,037	23,926
2.125% due 02/15/2041	5,504	8,234
3.625% due 04/15/2028 (c)	10,972	14,779
3.875% due 04/15/2029	2,819	3,988
Total U.S. Treasury Obligations (Cost $96,022)		102,043
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.465% due 01/25/2035 •	168	164
Merrill Lynch Mortgage Investors Trust 0.605% due 07/25/2030 •	808	764
Total Non-Agency Mortgage-Backed Securities (Cost $926)		928
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		205
Total Short-Term Instruments (Cost $205)		205
Total Investments in Securities (Cost $97,153)		103,176
	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	15,239	150
Total Short-Term Instruments (Cost $150)		150
Total Investments in Affiliates (Cost $150)		150
Total Investments 175.4% (Cost $97,303)		$103,326
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $(388))		0
Other Assets and Liabilities, net (75.4)%		(44,408)
Net Assets 100.0%		$58,918

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$205	U.S. Treasury Notes 1.875% due 04/30/2022	$(209)	$205	$205
Total Repurchase Agreements	$(209)	$205	$205
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	0.210%	05/07/2020	07/02/2020	$(22,860)	$(22,867)
JPS	0.210	05/18/2020	08/18/2020	(22,050)	(22,056)
Total Reverse Repurchase Agreements	$(44,923)
(c)	Securities with an aggregate market value of $45,578 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(102,787) at a weighted average interest rate of 0.790%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
CBK	07/2020	JPY	14,600	$136	$0	$0
Total Forward Foreign Currency Contracts	$0	$0
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	2,700	$(35)	$0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(16)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	0
Total Written Options	$(388)	$0
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$102,043	$0	$102,043
Non-Agency Mortgage-Backed Securities	0	928	0	928
Short-Term Instruments
Repurchase Agreements	0	205	0	205
	$0	$103,176	$0	$103,176
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150	$0	$0	$150
Total Investments	$150	$103,176	$0	$103,326

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 182.8% ¤
CORPORATE BONDS & NOTES 6.8%
BANKING & FINANCE 5.4%
Ally Financial, Inc. 7.500% due 09/15/2020		$100	$101
American Tower Corp. 3.000% due 06/15/2023		200	213
Aviation Capital Group LLC 2.875% due 01/20/2022		200	191
Avolon Holdings Funding Ltd. 3.950% due 07/01/2024		800	701
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(e)(f)	EUR	400	438
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,700	1,807
Crown Castle International Corp. 3.150% due 07/15/2023		3,400	3,631
Deutsche Bank AG 4.250% due 10/14/2021		6,200	6,365
Five Corners Funding Trust 4.419% due 11/15/2023		100	111
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,300	1,267
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,400	2,224
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	77,834	11,682
2.500% due 10/01/2047		6	1
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~		$1,300	1,306
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.652% due 09/19/2022		200	205
3.406% due 02/28/2022		800	826
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		200	196
2.600% due 09/28/2022		200	196
3.450% due 03/15/2023		100	99
3.650% due 09/21/2021		200	201
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	80,524	12,074
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		48,790	7,319
2.500% due 10/01/2047		5	1
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$100	94
Realkredit Danmark A/S 2.500% due 04/01/2047	DKK	20	3
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$1,900	1,902
4.519% due 06/25/2024 •		1,200	1,305
7.500% due 08/10/2020 •(e)(f)		600	602
8.625% due 08/15/2021 •(e)(f)		1,320	1,375
UniCredit SpA 7.830% due 12/04/2023		4,650	5,384
			61,820
INDUSTRIALS 1.0%
Bayer U.S. Finance LLC 3.000% due 10/08/2021		1,200	1,232
Charter Communications Operating LLC 4.464% due 07/23/2022		300	320
Conagra Brands, Inc. 3.800% due 10/22/2021		1,900	1,975
Cox Communications, Inc. 3.250% due 12/15/2022		500	527
Daimler Finance North America LLC 3.750% due 11/05/2021		1,200	1,241
Discovery Communications LLC 2.950% due 03/20/2023		53	56
Energy Transfer Operating LP 3.600% due 02/01/2023		100	103

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Enterprise Products Operating LLC 3.350% due 03/15/2023		200	212
Huntsman International LLC 5.125% due 11/15/2022		400	424
Imperial Brands Finance PLC
3.500% due 02/11/2023		200	208
3.750% due 07/21/2022		200	209
JT International Financial Services BV 3.500% due 09/28/2023		200	215
Microchip Technology, Inc. 3.922% due 06/01/2021		1,700	1,734
Mitsubishi Corp. 2.625% due 07/14/2022		400	412
NXP BV 3.875% due 09/01/2022		200	212
Panasonic Corp. 2.536% due 07/19/2022		400	412
RELX Capital, Inc. 3.500% due 03/16/2023		100	107
Suntory Holdings Ltd. 2.550% due 06/28/2022		500	515
Toyota Tsusho Corp. 3.625% due 09/13/2023		800	858
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		231	198
VMware, Inc. 3.900% due 08/21/2027		200	212
Volkswagen Group of America Finance LLC 1.157% (US0003M + 0.860%) due 09/24/2021 ~		500	498
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	8,320	77
			11,957
UTILITIES 0.4%
AT&T, Inc.
5.150% due 02/15/2050		$1,400	1,797
5.300% due 08/15/2058		500	652
Duke Energy Corp. 2.400% due 08/15/2022		100	104
Petrobras Global Finance BV 5.093% due 01/15/2030		1,161	1,159
Sempra Energy
0.763% (US0003M + 0.450%) due 03/15/2021 ~		800	801
4.050% due 12/01/2023		300	327
			4,840
Total Corporate Bonds & Notes (Cost $77,040)			78,617
U.S. GOVERNMENT AGENCIES 24.2%
Fannie Mae 2.891% due 09/01/2044 - 10/01/2044 •		15	15
Freddie Mac
0.785% due 12/15/2037 •		96	97
3.483% due 07/01/2036 •		55	57
3.806% due 09/01/2036 •		42	44
3.875% due 10/01/2036 •		27	27
Ginnie Mae 2.266% due 08/20/2068 •		2,816	2,790
NCUA Guaranteed Notes 0.734% due 12/08/2020 •		533	533
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		426	451
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050		13,100	13,340
2.500% due 08/01/2050		14,700	15,292
3.000% due 09/01/2050		133,400	140,022
3.500% due 08/01/2050		22,930	24,118
4.000% due 07/01/2050 - 08/01/2050		78,900	83,627
Total U.S. Government Agencies (Cost $280,192)			280,413
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)(l)		4,759	4,828
0.125% due 04/15/2022 (h)(j)(l)		133,992	136,089
0.125% due 07/15/2022 (j)(l)		16,636	17,045
0.125% due 01/15/2023 (h)(j)(l)		113,334	116,222
0.125% due 07/15/2024 (h)(l)		81,434	85,165
0.125% due 07/15/2026 (h)(l)		62,533	66,496
0.375% due 07/15/2025		63,462	67,871
0.375% due 01/15/2027 (l)		4,650	5,018
0.375% due 07/15/2027 (l)		19,394	21,109
0.500% due 04/15/2024 (h)(j)		86,591	91,116
0.500% due 01/15/2028		20,922	22,937

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

0.625% due 04/15/2023 (h)		304,412	316,874
0.625% due 01/15/2024		41,984	44,266
0.625% due 01/15/2026 (h)(l)		54,496	59,084
0.625% due 02/15/2043 (l)		424	500
0.875% due 01/15/2029 (l)		19,265	21,971
1.375% due 02/15/2044 (l)		3,521	4,812
1.750% due 01/15/2028 (h)		26,659	31,833
2.000% due 01/15/2026		18,775	21,847
2.125% due 02/15/2040 (l)		2,634	3,888
2.125% due 02/15/2041 (l)		1,089	1,629
2.375% due 01/15/2027 (l)		229	278
3.875% due 04/15/2029 (l)		3,276	4,634
Total U.S. Treasury Obligations (Cost $1,104,358)			1,145,512
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Alliance Bancorp Trust 0.425% due 07/25/2037 •		689	582
AREIT Trust 2.805% due 04/14/2037 •		2,700	2,715
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •		1,081	1,038
BCAP LLC Trust 3.531% due 04/26/2036 ~		509	428
Bear Stearns Adjustable Rate Mortgage Trust
3.454% due 07/25/2036 ^~		125	117
3.766% due 02/25/2036 ^~		294	284
4.080% due 01/25/2035 ~		56	52
Chase Mortgage Finance Trust 3.683% due 12/25/2035 ^~		30	29
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		4	4
4.023% due 03/25/2034 ~		53	52
Countrywide Alternative Loan Trust
0.295% due 06/25/2046 •		76	80
5.500% due 11/25/2035 ^		97	94
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		162	168
6.000% due 04/25/2036		341	262
Countrywide Home Loan Reperforming REMIC Trust 0.525% due 06/25/2035 •		51	48
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.885% due 10/25/2035 ^•		359	189
Credit Suisse Mortgage Capital Certificates
5.919% due 10/26/2036 ~		23	22
6.000% due 05/27/2037		3	3
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		407	274
Great Hall Mortgages PLC
0.302% due 03/18/2039 •	GBP	69	84
0.322% due 06/18/2038 •		71	86
GS Mortgage Securities Trust 4.592% due 08/10/2043		$281	281
GSR Mortgage Loan Trust
3.852% due 01/25/2036 ^~		75	73
4.121% due 09/25/2035 ~		19	19
HarborView Mortgage Loan Trust 0.634% due 05/19/2035 •		405	367
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	5,028	6,229
HomeBanc Mortgage Trust 0.455% due 10/25/2035 •		$53	53
IndyMac Mortgage Loan Trust 0.465% due 07/25/2035 •		2,895	2,373
Residential Asset Securitization Trust
0.585% due 05/25/2035 •		1,055	793
5.750% due 03/25/2037 ^		287	159
Structured Adjustable Rate Mortgage Loan Trust 3.945% due 03/25/2036 ^~		178	157
Structured Asset Mortgage Investments Trust 0.395% due 04/25/2036 •		10	10
Thornburg Mortgage Securities Trust 3.794% due 09/25/2037 ~		11	11
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	4,920	6,097
WaMu Mortgage Pass-Through Certificates Trust 3.854% due 08/25/2036 ^~		$10	9
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		76	70

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.616% due 10/25/2036 ~		4	4
Total Non-Agency Mortgage-Backed Securities (Cost $24,323)			23,316
ASSET-BACKED SECURITIES 8.3%
ACE Securities Corp. Home Equity Loan Trust 1.985% due 06/25/2034 •		59	55
AlbaCore EURO CLO DAC 0.000% due 07/18/2031 «•(a)	EUR	600	674
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		$583	517
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	1,300	1,443
B&M CLO Ltd. 1.906% due 04/16/2026 •		$76	76
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	287	320
Barings Euro CLO BV 0.680% due 07/27/2030 •		600	670
CIFC Funding Ltd. 1.851% due 10/25/2027 •		$1,660	1,637
CIT Mortgage Loan Trust
1.535% due 10/25/2037 •		1,602	1,601
1.685% due 10/25/2037 •		400	384
Citigroup Mortgage Loan Trust 0.415% due 12/25/2036 •		45	36
Citigroup Mortgage Loan Trust, Inc. 0.515% due 10/25/2036 •		1,300	1,193
Countrywide Asset-Backed Certificates
0.325% due 05/25/2035 •		148	139
0.325% due 07/25/2037 •		607	532
0.375% due 11/25/2037 •		2,423	2,259
0.385% due 09/25/2037 •		159	135
0.425% due 05/25/2036 •		4,360	3,329
0.435% due 03/25/2037 •		1,200	1,066
5.805% due 04/25/2036 ^~		703	664
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		200	197
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •		66	66
Elm Park CLO DAC 0.620% due 04/16/2029 •	EUR	270	301
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		$793	783
First Franklin Mortgage Loan Trust
0.655% due 11/25/2036 •		2,900	2,477
1.055% due 09/25/2035 •		7,000	6,825
Flagship CLO Ltd. 2.026% due 01/16/2026 •		820	815
Fremont Home Loan Trust
0.320% due 10/25/2036 •		810	720
0.920% due 07/25/2035 •		77	76
GSAMP Trust
0.920% due 09/25/2035 ^•		68	67
1.160% due 03/25/2035 ^•		807	715
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •		443	439
Home Equity Mortgage Loan Asset-Backed Trust 0.405% due 04/25/2037 •		661	552
HSI Asset Securitization Corp. Trust 0.455% due 02/25/2036 •		500	478
IndyMac Mortgage Loan Trust 0.255% due 07/25/2036 •		5,349	2,118
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		475	464
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		5,340	4,249
Lehman XS Trust 5.019% due 06/25/2036 þ		1,532	1,564
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		2,200	2,179
Long Beach Mortgage Loan Trust 0.305% due 08/25/2036 •		466	233
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		1,201	1,171
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	500	562
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		600	665
Marlette Funding Trust 2.690% due 09/17/2029		$297	299
MASTR Asset-Backed Securities Trust 0.355% due 06/25/2036 •		1,670	1,560
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2037 •		8,138	3,211

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

0.905% due 05/25/2036 •		113	110
MidOcean Credit CLO 2.019% due 04/15/2027 •		295	290
Monarch Grove CLO 1.871% due 01/25/2028 •		1,790	1,770
Mountain View CLO Ltd.
2.019% due 10/15/2026 •		248	244
2.131% due 10/13/2027 •		1,670	1,644
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		1,178	1,167
NovaStar Mortgage Funding Trust 0.890% due 01/25/2036 •		2,002	1,951
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		520	511
Renaissance Home Equity Loan Trust 1.285% due 09/25/2037 •		4,412	2,104
Residential Asset Securities Corp. Trust 0.425% due 08/25/2036 •		1,854	1,477
Securitized Asset-Backed Receivables LLC Trust 0.435% due 05/25/2036 •		5,822	3,688
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		1,600	1,572
Soundview Home Loan Trust 0.385% due 06/25/2037 •		5,108	4,033
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,829	2,865
Structured Asset Securities Corp. 0.845% due 02/25/2035 •		84	83
Structured Asset Securities Corp. Mortgage Loan Trust 0.755% due 10/25/2036 •		2,400	2,320
Symphony CLO Ltd.
2.099% due 04/15/2028 •		490	486
2.261% due 07/14/2026 •		776	769
Telos CLO Ltd. 2.085% due 04/17/2028 •		693	684
THL Credit Wind River CLO Ltd.
2.089% due 10/15/2027 •		193	191
2.099% due 01/15/2026 •		357	356
TICP CLO Ltd. 1.975% due 04/20/2028 •		1,760	1,735
Tralee CLO Ltd. 2.165% due 10/20/2027 •		877	865
Venture CLO Ltd.
1.171% due 02/28/2026 •		3,748	3,698
2.069% due 01/15/2028 •		7,207	7,062
2.099% due 04/15/2027 •		1,717	1,687
2.099% due 07/15/2027 •		874	863
Wells Fargo Home Equity Asset-Backed Securities Trust 2.585% due 12/25/2034 •		700	683
WhiteHorse Ltd. 2.065% due 04/17/2027 •		1,738	1,727
Total Asset-Backed Securities (Cost $95,591)			96,151
SOVEREIGN ISSUES 7.8%
Argentina Government International Bond
15.500% due 10/17/2026	ARS	4,360	16
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~		10,624	92
30.022% (BADLARPP) due 10/04/2022 ~		300	4
Australia Government International Bond
1.250% due 02/21/2022	AUD	10,024	7,021
3.000% due 09/20/2025		9,964	7,978
Autonomous City of Buenos Aires Argentina 29.825% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	6,710	63
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	5,255	5,030
Denmark Government Bond 0.100% due 11/15/2023 (d)	DKK	18,791	2,965
France Government International Bond 2.100% due 07/25/2023 (d)	EUR	2,737	3,352
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)		24,781	28,447
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	973,573	8,985
0.100% due 03/10/2029 (d)		838,475	7,762
Mexico Government International Bond 4.500% due 11/22/2035 (d)	MXN	6,774	360
New Zealand Government International Bond 3.000% due 09/20/2030	NZD	14,146	11,750
Peru Government International Bond 5.940% due 02/12/2029	PEN	4,900	1,598
Qatar Government International Bond 3.875% due 04/23/2023		$1,800	1,935

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Saudi Government International Bond 4.000% due 04/17/2025		3,070	3,410
Total Sovereign Issues (Cost $93,047)			90,768
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(e)(f)		400,000	431
Bank of America Corp. 5.875% due 03/15/2028 •(e)		1,140,000	1,167
Total Preferred Securities (Cost $1,592)			1,598
REAL ESTATE INVESTMENT TRUSTS 34.1%
REAL ESTATE 34.1%
Alexandria Real Estate Equities, Inc.		2,000	325
American Homes 4 Rent 'A'		524,403	14,106
American Tower Corp.		92,457	23,904
Americold Realty Trust		447,114	16,230
Apartment Investment & Management Co.		66,000	2,484
AvalonBay Communities, Inc.		118,314	18,296
Boston Properties, Inc.		98,666	8,917
Camden Property Trust		116,856	10,660
CoreSite Realty Corp.		42,683	5,167
Crown Castle International Corp.		74,331	12,439
CubeSmart		96,944	2,617
Digital Realty Trust, Inc.		40,018	5,687
Duke Realty Corp.		550,261	19,474
Equinix, Inc.		39,134	27,484
Equity LifeStyle Properties, Inc.		387,635	24,219
Essex Property Trust, Inc.		41,790	9,577
Extra Space Storage, Inc.		20,962	1,936
Federal Realty Investment Trust		24,007	2,046
First Industrial Realty Trust, Inc.		219,876	8,452
Gaming and Leisure Properties, Inc.		340,378	11,777
Healthcare Realty Trust, Inc.		83,134	2,435
Healthcare Trust of America, Inc. 'A'		80,590	2,137
Healthpeak Properties, Inc.		226,456	6,241
Hudson Pacific Properties, Inc.		249,224	6,270
Invitation Homes, Inc.		885,032	24,365
JBG SMITH Properties		83,048	2,456
Life Storage, Inc.		41,605	3,950
MGM Growth Properties LLC		600,169	16,331
Mid-America Apartment Communities, Inc.		129,474	14,847
Prologis, Inc.		131,185	12,243
Regency Centers Corp.		29,854	1,370
Rexford Industrial Realty, Inc.		174,561	7,232
SBA Communications Corp.		85,179	25,377
STORE Capital Corp.		70,758	1,685
Sun Communities, Inc.		234,817	31,860
Sunstone Hotel Investors, Inc.		249,516	2,034
UDR, Inc.		237,123	8,863
Total Real Estate Investment Trusts (Cost $320,071)			395,493
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.7%			7,680
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	4,266	42
U.S. TREASURY BILLS 0.0%
0.106% due 08/06/2020 (b)(c)(l)		$149	149

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $7,880)		7,871
Total Investments in Securities (Cost $2,004,094)		2,119,739
	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	536,119	5,286
Total Short-Term Instruments (Cost $5,285)		5,286
Total Investments in Affiliates (Cost $5,285)		5,286
Total Investments 183.3% (Cost $2,009,379)		$2,125,025
Financial Derivative Instruments (i)(k) (5.0)%(Cost or Premiums, net $(8,201))		(58,436)
Other Assets and Liabilities, net (78.3)%		(907,576)
Net Assets 100.0%		$1,159,013

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	06/29/2020	07/06/2020	$6,580	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	$(6,575)	$6,580	$6,580
FICC	0.000	06/30/2020	07/01/2020	1,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(1,122)	1,100	1,100
Total Repurchase Agreements	$(7,697)	$7,680	$7,680
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	0.190%	06/02/2020	07/02/2020	$(47,124)	$(47,131)
BOS	0.210	05/20/2020	07/20/2020	(32,194)	(32,202)
0.210	06/15/2020	08/13/2020	(29,279)	(29,282)
0.210	06/16/2020	07/22/2020	(21,751)	(21,753)
0.210	06/24/2020	07/01/2020	(8,955)	(8,955)
BSN	0.240	04/09/2020	07/09/2020	(14,875)	(14,883)
0.240	06/02/2020	07/09/2020	(26,019)	(26,024)
0.240	06/11/2020	07/13/2020	(21,300)	(21,303)
0.250	04/23/2020	07/23/2020	(28,905)	(28,919)
DEU	0.210	05/07/2020	07/02/2020	(14,375)	(14,380)
0.210	06/02/2020	07/02/2020	(27,150)	(27,155)
0.210	06/17/2020	07/02/2020	(68,733)	(68,739)
GRE	0.230	05/06/2020	07/06/2020	(45,938)	(45,954)
0.230	05/19/2020	07/06/2020	(743)	(743)
0.230	05/19/2020	07/13/2020	(3,396)	(3,397)
0.240	05/07/2020	07/07/2020	(81,437)	(81,467)
IND	0.200	05/19/2020	08/19/2020	(81,128)	(81,148)
JPS	0.210	05/18/2020	08/18/2020	(74,237)	(74,255)
Total Reverse Repurchase Agreements	$(627,690)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (0.9)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2030	$9,369	$(10,126)	$(10,140)
Total Short Sales (0.9)%	$(10,126)	$(10,140)
(h)	Securities with an aggregate market value of $637,083 have been pledged as collateral under the terms of master agreements as of June 30, 2020.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(602,540) at a weighted average interest rate of 0.437%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $5 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond September 2020 Futures (1)	08/2020	790	$4	$(1)	$0	$0
Euro-Bobl September Futures	09/2020	180	27,297	92	0	(14)
Euro-Bund 10-Year Bond September Futures	09/2020	139	27,566	17	0	(28)
Gold 100 oz. August Futures	08/2020	22	3,961	77	44	0
U.S. Treasury 5-Year Note September Futures	09/2020	380	47,782	66	0	(12)
U.S. Treasury 10-Year Ultra September Futures	09/2020	313	49,293	77	0	(78)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	160	34,905	(246)	0	(165)
$82	$44	$(297)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note September Futures	09/2020	118	$(9,532)	$(4)	$1	$0
Australia Government 10-Year Bond September Futures	09/2020	40	(4,107)	(65)	5	(4)
Euro-BTP Italy Government Bond September Futures	09/2020	296	(38,608)	(330)	5	(44)
Euro-Buxl 30-Year Bond September Futures	09/2020	25	(6,178)	(129)	30	0
Euro-OAT France Government 10-Year Bond September Futures	09/2020	8	(1,507)	(20)	1	0
Euro-Schatz September Futures	09/2020	1,634	(205,866)	39	46	0
Japan Government 10-Year Bond September Futures	09/2020	10	(14,073)	0	18	0
U.S. Treasury 2-Year Note September Futures	09/2020	387	(85,460)	(43)	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2020	1,382	(192,336)	(565)	216	0
U.S. Treasury 30-Year Bond September Futures	09/2020	725	(129,458)	(370)	340	0
$(1,487)	$662	$(54)
Total Futures Contracts	$(1,405)	$706	$(351)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.320%	EUR	630	$10	$(7)	$3	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.877	$400	(11)	11	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	700	(40)	29	(11)	2	0
$(41)	$33	$(8)	$2	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$29,716	$(1,792)	$1,933	$141	$0	$(219)
INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	8,100	$25	$(1,145)	$(1,120)	$0	$(17)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	190,000	(3)	(40)	(43)	2	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		613,200	(33)	(189)	(222)	6	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039	EUR	930	0	41	41	0	(10)
Receive	CPURNSA	1.875	Maturity	03/14/2021		19,900	0	(296)	(296)	0	(9)
Receive	CPURNSA	1.927	Maturity	03/18/2021		9,000	0	(143)	(143)	0	(3)
Receive	CPURNSA	1.816	Maturity	05/13/2021		3,400	0	(55)	(55)	2	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(134)	18	1	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		17,780	0	(222)	(222)	0	(1)
Receive	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(106)	(4)	0	0
Receive	CPURNSA	1.580	Maturity	09/20/2021		8,500	0	(134)	(134)	0	0
Receive	CPURNSA	1.592	Maturity	09/20/2021		7,000	(1)	(111)	(112)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	(110)	(110)	1	0
Receive	CPURNSA	2.500	Maturity	07/15/2022		3,600	(535)	49	(486)	2	0
Receive	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	(846)	(846)	6	0
Receive	CPURNSA	2.263	Maturity	04/27/2023		5,770	(2)	(308)	(310)	3	0
Receive	CPURNSA	2.560	Maturity	05/08/2023		33,100	(5,377)	553	(4,824)	19	0
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,130	0	(167)	(167)	2	0
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,860	0	(274)	(274)	0	(6)
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	897	917	0	(14)
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	324	324	0	(5)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	493	493	0	(8)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	510	510	0	(8)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	1,961	1,961	0	(32)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	364	363	0	(6)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	364	364	0	(13)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	417	422	0	(15)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(120)	(120)	0	(11)
Receive	FRCPXTOB	1.160	Maturity	08/15/2020	EUR	260	0	(4)	(4)	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		3,700	0	(110)	(110)	0	(1)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		6,700	(3)	(242)	(245)	4	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	317	322	0	(10)
Pay	UKRPI	2.890	Maturity	06/15/2022	GBP	14,000	6	102	108	0	(10)
Pay	UKRPI	3.386	Maturity	11/15/2024		3,800	0	148	148	0	(7)
Pay	UKRPI	3.330	Maturity	01/15/2025		27,900	655	190	845	0	(54)
Pay	UKRPI	3.400	Maturity	01/15/2030		11,200	(5)	253	248	0	(71)
Pay	UKRPI	3.480	Maturity	01/15/2030		2,200	24	54	78	0	(14)
Pay	UKRPI	3.470	Maturity	09/15/2032		4,240	(27)	343	316	0	(39)
Pay	UKRPI	3.600	Maturity	06/15/2039		570	(2)	108	106	0	(9)
							$(4,995)	$2,732	$(2,263)	$48	$(373)
Total Swap Agreements							$(6,828)	$4,698	$(2,130)	$50	$(592)
(j)	Securities with an aggregate market value of $11,678 and cash of $2,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin liability of $(14) for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		07/2020			$4,603		JPY	491,817	$0		$(48)
		08/2020		JPY	491,817		$4,605		48		0
		08/2020			$1		RUB	70	0		0
		09/2020		ILS	2,276		$663		4		0
BPS		07/2020		EUR	4,117		4,667		41		0
		07/2020		GBP	2,666		3,373		70		0
		07/2020			$1,483		EUR	1,321	1		0
		07/2020			1,077		GBP	868	0		(2)
		07/2020			14		RUB	999	1		0
		08/2020			1		76		0		0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

09/2020	180	IDR	2,553,421	0	(7)
BRC	09/2020	SGD	38	$27	0	0
09/2020	$112	MYR	481	0	0
CBK	07/2020	COP	318,614	$89	4	0
07/2020	$9,852	DKK	65,504	57	(33)
07/2020	2,356	EUR	2,090	0	(8)
08/2020	NZD	18,765	$12,020	0	(89)
08/2020	$9	RUB	641	0	0
10/2020	DKK	55,244	$8,365	34	(14)
GLM	07/2020	234,130	34,167	0	(1,134)
07/2020	$6	RUB	481	0	0
08/2020	8	557	0	0
HUS	07/2020	CAD	6,690	$4,862	0	(66)
07/2020	EUR	3,074	3,432	0	(21)
07/2020	GBP	15,817	19,610	11	0
07/2020	NZD	12,510	7,758	0	(315)
07/2020	PEN	5,236	1,524	46	0
07/2020	$1	RUB	72	0	0
08/2020	GBP	8,808	$10,801	0	(115)
JPM	07/2020	MXN	4,134	185	6	0
07/2020	$3,875	DKK	25,587	0	(17)
08/2020	2	RUB	144	0	0
10/2020	DKK	25,587	$3,883	18	0
MYI	07/2020	AUD	22,270	14,777	0	(592)
07/2020	$14,692	AUD	22,270	677	0
07/2020	12,625	DKK	83,680	9	(18)
07/2020	5,749	JPY	615,014	0	(54)
08/2020	JPY	615,014	$5,752	54	0
10/2020	DKK	112,352	16,991	27	(8)
SCX	07/2020	EUR	23,384	26,027	0	(245)
07/2020	NZD	3,128	1,940	0	(78)
07/2020	$15,321	AUD	22,270	47	0
08/2020	AUD	22,270	$15,323	0	(49)
08/2020	EUR	26,203	29,451	0	(9)
08/2020	GBP	8,808	10,804	0	(112)
SOG	07/2020	$4,545	DKK	30,168	4	0
10/2020	DKK	30,168	$4,554	0	(3)
TOR	07/2020	AUD	22,270	14,802	0	(567)
07/2020	JPY	1,932,300	17,949	54	0
07/2020	$1,586	CAD	2,165	8	0
07/2020	3,722	JPY	398,155	0	(35)
08/2020	CAD	2,165	$1,586	0	(8)
08/2020	JPY	398,155	3,724	35	0
UAG	07/2020	NZD	3,128	1,938	0	(81)
07/2020	$1,081	EUR	961	0	(2)
07/2020	3,997	JPY	427,315	0	(40)
07/2020	5	RUB	399	0	0
08/2020	JPY	427,315	$3,999	40	0
08/2020	$3	RUB	187	0	0
Total Forward Foreign Currency Contracts	$1,296	$(3,770)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 07/01/2050	$62.000	07/07/2020	33,100	$1	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	62.000	08/06/2020	78,400	3	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	72.000	07/07/2020	14,700	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2050	76.000	07/07/2020	8,800	0	0
Total Purchased Options	$5	$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	4,200	$(3)	$(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	4,200	(8)	(5)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	3,000	(4)	(3)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	3,800	(3)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	3,800	(8)	(8)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	3,200	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	3,200	(6)	(7)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,200	(2)	(1)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	3,500	(2)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	2,200	(3)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	3,500	(5)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,800	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,800	(5)	(5)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	2,800	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	2,800	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,900	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,900	(5)	(4)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	3,800	(3)	(8)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	3,500	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,500	(6)	(5)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	3,000	(2)	(5)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,800	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,800	(5)	(5)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,800	(2)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,800	(7)	(6)
$(94)	$(92)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	$(11)	$0
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	(287)	(3)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	10,100	(186)	0
$(769)	$(3)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	08/27/2020	3,200	$(99)	$(107)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/25/2020	2,100	(64)	(68)
MYC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	08/24/2020	4,300	(141)	(138)
$(304)	$(313)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	2,900	$(21)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	10,000	(41)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,600	(6)	(2)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	5,800	(40)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	8,400	(54)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	5,200	(24)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	3,400	(12)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	2,400	(13)	(3)
$(211)	$(20)
Total Written Options	$(1,378)	$(428)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$110	$110	$0
BRC	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028	2,790	0	96	96	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

GLM	Pay	3-Month ILS-TELBOR		1.971	Annual	02/16/2028	5,020	0	180	180	0
	Pay	3-Month ILS-TELBOR		1.998	Annual	06/20/2028	2,130	0	76	76	0
HUS	Pay	3-Month ILS-TELBOR		1.998	Annual	06/20/2028	1,660	0	59	59	0
JPM	Pay	3-Month ILS-TELBOR		2.078	Annual	06/20/2028	2,570	0	96	96	0
								$0	$617	$617	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	DWRTFT Index	8,801	0.094% (1-Month USD-LIBOR less a specified spread)	Monthly	10/07/2020	$82,221	$0	$(3,362)	$0	$(3,362)
BRC	Receive	DWRTFT Index	19,682	0.457% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/15/2020	215,712	0	(43,632)	0	(43,632)
	Receive	DWRTFT Index	10,045	0.474% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	92,217	0	(2,222)	0	(2,222)
GST	Receive	DWRTFT Index	6,100	(0.018)% (1-Month USD-LIBOR less a specified spread)	Monthly	10/01/2020	54,659	0	1	1	0
JPM	Receive	DWRTFT Index	5,970	0.493% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/07/2021	53,494	0	(21)	0	(21)
								$0	$(49,236)	$1	$(49,237)
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Alexandria Real Estate Equities, Inc.	23,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	$3,732	$0	$25	$25	$0
	Receive	American Homes 4 Rent	123,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	3,309	0	6	6	0
	Receive	American Tower Corp.	41,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	10,600	0	46	46	0
	Receive	Americold Realty Trust	111,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	4,029	0	24	24	0
	Receive	Americold Realty Trust	100,000	0.033% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	3,630	0	21	21	0
	Receive	Apartment Investment & Management Co.	81,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	3,049	0	0	0	0
	Receive	CoreSite Realty Corp.	10,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,211	0	12	12	0
	Receive	Duke Realty Corp.	90,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	3,185	0	0	0	0
	Receive	Equity LifeStyle Properties, Inc.	156,000	0.033% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	9,747	0	53	53	0
	Receive	First Industrial Realty Trust, Inc.	41,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,576	0	10	10	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,868	0	0	0	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	Invitation Homes, Inc.	288,000	0.033% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	7,929	0	0	0	0
	Receive	Mid-America Apartment Communities, Inc.	54,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	6,192	0	1	1	0
	Receive	Regency Centers Corp.	63,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	2,891	0	0	0	0
	Receive	Rexford Industrial Realty, Inc.	41,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,699	0	9	9	0
	Receive	SBA Communications Corp.	17,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	5,065	0	1	1	0
	Receive	Sun Communities, Inc.	14,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	1,900	0	11	11	0
	Receive	Equinix, Inc.	8,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2021	5,618	0	1	1	0
	Receive	MGM Growth Properties LLC	100,000	0.133% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2021	2,721	0	48	48	0
	Receive	Prologis, Inc.	71,000	(0.118)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/15/2021	6,626	0	42	42	0
MYI	Receive	Equity Residential	335,106	0.344% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/15/2020	21,226	0	(1,316)	0	(1,316)
	Receive	Alexandria Real Estate Equities, Inc.	104,879	0.144% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	17,345	0	(218)	0	(218)
	Receive	Apartment Investment & Management Co.	206,010	0.144% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	8,063	0	(309)	0	(309)
	Receive	Host Hotels & Resorts, Inc.	639,295	0.144% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	7,959	0	(1,062)	0	(1,062)
	Receive	Prologis, Inc.	519,000	0.144% (1-Month USD-LIBOR less a specified spread)	Monthly	10/15/2020	48,988	0	(553)	0	(553)
	Receive	Kimco Realty Corp.	213,400	(0.306)% (1-Month USD-LIBOR less a specified spread)	Monthly	03/11/2021	2,906	0	(166)	0	(166)
	Receive	Crown Castle International Corp.	10,000	0.183% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	1,673	0	0	0	0
	Receive	Digital Realty Trust, Inc.	129,276	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	18,037	0	333	333	0
	Receive	Extra Space Storage, Inc.	54,832	0.494% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	5,342	0	(278)	0	(278)
	Receive	Public Storage	142,469	0.194% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	28,378	0	(1,042)	0	(1,042)
	Receive	Simon Property Group, Inc.	250,819	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	18,658	0	(1,510)	0	(1,510)
	Receive	Welltower, Inc.	205,946	0.744% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/15/2021	11,558	0	(903)	0	(903)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

UAG	Receive	DWRTFT Index	4,330	0.328% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	38,799	0	0	0	0
								$0	$(6,714)	$643	$(7,357)
Total Swap Agreements								$0	$(55,333)	$1,261	$(56,594)
(l)

Securities with an aggregate market value of $64,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)						Notional Amount represents the number of contracts.
(2)						YOY options may have a series of expirations.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$61,820	$0		$61,820
Industrials						0	11,957	0		11,957
Utilities						0	4,840	0		4,840
U.S. Government Agencies						0	280,413	0		280,413
U.S. Treasury Obligations						0	1,145,512	0		1,145,512
Non-Agency Mortgage-Backed Securities						0	23,316	0		23,316
Asset-Backed Securities						0	94,915	1,236		96,151
Sovereign Issues						0	90,768	0		90,768
Preferred Securities
Banking & Finance						0	1,598	0		1,598
Real Estate Investment Trusts
Real Estate						395,493	0	0		395,493
Short-Term Instruments
Repurchase Agreements						0	7,680	0		7,680
Argentina Treasury Bills						0	42	0		42
U.S. Treasury Bills						0	149	0		149
						$395,493	$1,723,010	$1,236		$2,119,739
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$5,286	$0	$0		$5,286
Total Investments						$400,779	$1,723,010	$1,236		$2,125,025
Short Sales, at Value - Liabilities
U.S. Treasury Obligations						$0	$(10,140)	$0		$(10,140)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						706	50	0		756
Over the counter						0	2,557	0		2,557
						$706	$2,607	$0		$3,313
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(351)	(592)	0		(943)
Over the counter						(5)	(60,787)	0		(60,792)
						$(356)	$(61,379)	$0		$(61,735)
Total Financial Derivative Instruments						$350	$(58,772)	$0		$(58,422)
Totals						$401,129	$1,654,098	$1,236		$2,056,463

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Senior Floating Rate Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 93.4%
Acadia Healthcare Co., Inc. 2.678% (LIBOR03M + 2.500%) due 02/16/2023 ~		$1,910	$1,874
Adient U.S. LLC 4.178% - 4.474% (LIBOR03M + 4.000%) due 05/06/2024 ~		4,409	4,257
Agiliti Health, Inc. 3.188% (LIBOR03M + 3.000%) due 01/04/2026 «~		518	502
Al Convoy (Luxembourg) SARL 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		4,339	4,157
Alliant Holdings Intermediate LLC 2.928% (LIBOR03M + 2.750%) due 05/09/2025 ~		6,352	6,034
Allied Universal Holdco LLC TBD% due 07/10/2026		1,596	1,549
Alpha BV 4.000% (LIBOR03M + 3.000%) due 01/31/2024 ~		1,627	1,569
Altice Financing S.A.
2.930% (LIBOR03M + 2.750%) due 01/31/2026 ~		2,450	2,323
2.935% (LIBOR03M + 2.750%) due 07/15/2025 ~		997	948
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		5,724	5,527
American Builders & Contractors Supply Co., Inc. 2.178% (LIBOR03M + 2.000%) due 01/15/2027 ~		2,237	2,141
American Renal Holdings, Inc. 5.178% (LIBOR03M + 5.000%) due 06/21/2024 «~		747	703
AmWINS Group, Inc. 3.750% (LIBOR03M + 2.750%) due 01/25/2024 ~		1,467	1,430
Ancestry.com Operations, Inc.
4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		1,492	1,418
5.250% (LIBOR03M + 4.250%) due 08/27/2026 ~		846	804
API Group, Inc. 2.678% (LIBOR03M + 2.500%) due 10/01/2026 ~		920	893
Asurion LLC
3.178% (LIBOR03M + 3.000%) due 08/04/2022 ~		576	562
3.178% (LIBOR03M + 3.000%) due 11/03/2023 ~		3,876	3,760
3.178% (LIBOR03M + 3.000%) due 11/03/2024 ~		499	483
AURIS Luxembourg SARL 3.928% (LIBOR03M + 3.750%) due 02/27/2026 «~		325	286
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~		506	495
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~		500	457
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~		481	450
Axalta Coating Systems U.S. Holdings, Inc. 2.058% (LIBOR03M + 1.750%) due 06/01/2024 ~		3,649	3,513
B&G Foods, Inc. 2.678% (LIBOR03M + 2.500%) due 10/10/2026 ~		2,490	2,464
B.C. Unlimited Liability Co. 1.928% (LIBOR03M + 1.750%) due 11/19/2026 ~		2,470	2,348
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		7,400	7,030
Bausch Health Cos., Inc.
2.940% (LIBOR03M + 2.750%) due 11/27/2025 ~		380	368
3.190% (LIBOR03M + 3.000%) due 06/02/2025 ~		3,990	3,879
Beacon Roofing Supply, Inc. 2.428% (LIBOR03M + 2.250%) due 01/02/2025 ~		1,918	1,833
Belron Finance U.S. LLC 2.974% (LIBOR03M + 2.500%) due 11/07/2024 «~		700	680
Berry Global, Inc.
2.177% (LIBOR03M + 2.000%) due 07/01/2026 ~		6,252	6,005
Blackhawk Network Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 06/15/2025 ~		2,161	1,997
Blackstone CQP Holdco LP 3.806% (LIBOR03M + 3.500%) due 09/30/2024 ~		791	761
Boels Topholding BV TBD% due 02/05/2027	EUR	6,000	6,501
Boyd Gaming Corp. 2.359% (LIBOR03M + 2.250%) due 09/15/2023 ~		$660	625
Brookfield Retail Holdings 2.678% (LIBOR03M + 2.500%) due 08/27/2025 «~		1,963	1,639
BWAY Holding Co. 4.561% (LIBOR03M + 3.250%) due 04/03/2024 ~		3,659	3,304
Cabot Microelectronics Corp. 2.188% (LIBOR03M + 2.000%) due 11/17/2025 ~		287	279

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

Caesars Entertainment Operating Co. 2.178% (LIBOR03M + 2.000%) due 10/07/2024 ~		668	667
Caesars Resort Collection LLC
TBD% due 06/19/2025		3,250	3,065
2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		8,976	8,044
Calpine Construction Finance Co., L.P. 2.178% (LIBOR03M + 2.000%) due 01/15/2025 ~		598	577
Calpine Corp.
TBD% due 01/15/2024		600	580
TBD% due 04/05/2026		1,100	1,064
2.178% (LIBOR03M + 2.000%) due 08/12/2026 ~		399	384
Camelot U.S. Acquisition 1 Co. 3.178% (LIBOR03M + 3.000%) due 10/30/2026 ~		2,617	2,539
Carnival Corp. TBD% due 06/30/2025 «		3,250	3,152
Casino Guichard Perrachon S.A. 5.500% (EUR003M + 5.500%) due 01/31/2024 ~	EUR	5,600	6,150
Catalent Pharma Solutions, Inc. 3.250% (LIBOR03M + 2.250%) due 05/18/2026 «~		$988	975
CenturyLink, Inc. 2.428% (LIBOR03M + 2.250%) due 03/15/2027 ~		8,396	7,941
CeramTec AcquiCo GmbH TBD% due 03/07/2025	EUR	8,100	8,591
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		$4,145	3,995
Chobani LLC 4.500% (LIBOR03M + 3.500%) due 10/10/2023 ~		3,041	2,941
Citadel Securities LP 2.928% (LIBOR03M + 2.750%) due 02/27/2026 ~		984	960
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		2,362	2,153
Clark Equipment Co. 2.058% (LIBOR03M + 1.750%) due 05/18/2024 ~		3,979	3,850
Clear Channel Outdoor Holdings, Inc. 4.260% (LIBOR03M + 3.500%) due 08/21/2026 ~		4,987	4,551
Cogeco Communications (U.S.A.) LP 2.178% (LIBOR03M + 2.000%) due 01/03/2025 ~		484	464
Cohu, Inc. 3.178% (LIBOR03M + 3.000%) due 10/01/2025 «~		1,497	1,422
CommScope, Inc. 3.428% (LIBOR03M + 3.250%) due 04/06/2026 ~		3,330	3,172
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~		6,512	6,227
Cornerstone OnDemand, Inc. 5.348% (LIBOR03M + 4.250%) due 04/22/2027 ~		1,850	1,825
Coty, Inc. 2.425% (LIBOR03M + 2.250%) due 04/07/2025 ~		3,987	3,584
Cox Media Group, Inc. 4.428% (LIBOR03M + 4.250%) due 12/17/2026 ~		498	476
CSC Holdings LLC 2.685% (LIBOR03M + 2.500%) due 04/15/2027 ~		2,598	2,477
Da Vinci Purchaser Corp. 5.238% (LIBOR03M + 4.000%) due 01/08/2027 ~		925	903
DaVita, Inc. 1.928% (LIBOR03M + 1.750%) due 08/12/2026 ~		706	686
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		4,819	4,705
Delta 2 (LUX) SARL 3.500% (LIBOR03M + 2.500%) due 02/01/2024 ~		2,362	2,256
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~		9,725	9,569
Diamond (BC) BV
3.250% (EUR003M + 3.250%) due 09/06/2024 ~	EUR	5,647	5,932
3.760% (LIBOR03M + 3.000%) due 09/06/2024 ~		$99	91
Diamond Sports Group LLC 3.430% (LIBOR03M + 3.250%) due 08/24/2026 ~		6,852	5,610
Dun & Bradstreet Corp. 4.184% (LIBOR03M + 4.000%) due 02/06/2026 ~		2,643	2,584
Dynatrace LLC 2.428% (LIBOR03M + 2.250%) due 08/22/2025 ~		219	213
E.W. Scripps Co. 2.678% (LIBOR03M + 2.500%) due 05/01/2026 ~		741	701
Elanco Animal Health, Inc. TBD% due 02/04/2027		5,000	4,787
Eldorado Resorts LLC 3.250% (LIBOR03M + 2.250%) due 04/17/2024 ~		425	424
Element Solutions, Inc. 2.178% (LIBOR03M + 2.000%) due 01/31/2026 «~		739	706
Energizer Holdings, Inc. 2.438% (LIBOR03M + 2.250%) due 12/17/2025 «~		337	324
Entercom Media Corp. 2.684% (LIBOR03M + 2.500%) due 11/18/2024 ~		353	331
ESH Hospitality, Inc. 2.178% (LIBOR03M + 2.000%) due 09/18/2026 ~		482	460
EyeCare Partners LLC
TBD% due 02/18/2027 µ		111	101

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

4.058% (LIBOR03M + 3.750%) due 02/05/2027 ~	777	705
Filtration Group Corp. 3.178% (LIBOR03M + 3.000%) due 03/29/2025 ~	2,155	2,076
FinCo LLC 2.178% (LIBOR03M + 2.000%) due 12/27/2022 ~	3,549	3,428
Fleet U.S. Bidco, Inc. 4.322% (LIBOR03M + 3.250%) due 10/07/2026 «~	546	524
Flex Acquisition Co., Inc. 4.683% (LIBOR03M + 3.250%) due 06/29/2025 ~	1,475	1,389
Forest City Enterprises LP 3.678% (LIBOR03M + 3.500%) due 12/08/2025 «~	765	719
Franklin Square Holdings LP 2.438% (LIBOR03M + 2.250%) due 08/01/2025 «~	1,032	1,001
Froneri International PLC
2.428% (LIBOR03M + 2.250%) due 01/29/2027 ~	2,325	2,195
FrontDoor, Inc. 2.688% (LIBOR03M + 2.500%) due 08/16/2025 «~	663	645
Gardner Denver, Inc.
TBD% due 03/01/2027	2,550	2,491
TBD% (LIBOR03M + 1.750%) due 03/01/2027 ~	868	827
Genesee & Wyoming, Inc. 2.308% (LIBOR03M + 2.000%) due 12/30/2026 ~	6,234	6,027
Gentiva Health Services, Inc. 3.430% - 3.438% (LIBOR03M + 3.250%) due 07/02/2025 ~	3,016	2,933
Getty Images, Inc. 4.688% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,995	1,788
GFL Environmental, Inc. 4.000% (LIBOR03M + 3.000%) due 05/30/2025 ~	6,000	5,847
Global Medical Response, Inc. 4.250% (LIBOR03M + 3.250%) due 04/28/2022 ~	5,242	5,059
GlobalLogic Holdings, Inc. 2.928% (LIBOR03M + 2.750%) due 08/01/2025 ~	995	958
Golden Entertainment, Inc. 3.750% (LIBOR03M + 3.000%) due 10/21/2024 ~	300	275
Granite Acquisition, Inc. 4.500% (LIBOR03M + 3.500%) due 12/19/2021 ~	1,448	1,423
Gray Television, Inc. 2.673% (LIBOR03M + 2.500%) due 01/02/2026 ~	765	742
Greenhill & Co., Inc. 3.440% (LIBOR03M + 3.250%) due 04/12/2024 «~	467	443
Grifols Worldwide Operations USA, Inc. 2.109% (LIBOR03M + 2.000%) due 11/15/2027 ~	2,951	2,849
GYP Holdings Corp. 2.928% (LIBOR03M + 2.750%) due 06/01/2025 ~	846	819
H.B. Fuller Co. 2.190% (LIBOR03M + 2.000%) due 10/20/2024 ~	1,905	1,847
Hamilton Holdco LLC 2.310% (LIBOR03M + 2.000%) due 01/02/2027 ~	794	766
HC Group Holdings, Inc. 4.678% (LIBOR03M + 4.500%) due 08/06/2026 ~	995	969
Hearthside Food Solutions LLC
TBD% due 05/23/2025	400	391
TBD% (LIBOR03M + 3.688%) due 05/23/2025 ~	1,081	1,033
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~	2,000	1,875
IAA, Inc. 2.438% (LIBOR03M + 2.250%) due 06/28/2026 ~	532	512
iHeartCommunications, Inc. 3.178% (LIBOR03M + 3.000%) due 05/01/2026 ~	1,579	1,462
Illuminate Buyer LLC TBD% due 06/16/2027	6,300	6,217
Immucor, Inc. 6.000% (LIBOR03M + 5.000%) due 06/15/2021 «~	3,605	3,461
INEOS Enterprises Holdings U.S. Finco LLC 4.500% (LIBOR03M + 3.500%) due 08/28/2026 ~	1,528	1,476
Ineos U.S. Finance LLC 2.178% (LIBOR03M + 2.000%) due 04/01/2024 ~	2,200	2,085
Informatica LLC 3.428% (LIBOR03M + 3.250%) due 02/25/2027 ~	1,028	984
Innophos, Inc. 3.928% (LIBOR03M + 3.750%) due 02/04/2027 «~	200	196
ION Media Networks, Inc. 3.813% (LIBOR03M + 3.000%) due 12/18/2024 ~	2,534	2,406
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	1,387	1,286
Jacobs Douwe Egberts International BV 2.188% (LIBOR03M + 2.000%) due 11/01/2025 ~	876	865
Jaguar Holding Co. 3.500% (LIBOR03M + 2.500%) due 08/18/2022 ~	1,600	1,577
Jane Street Group LLC 3.178% (LIBOR03M + 3.000%) due 01/31/2025 ~	3,889	3,795
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~	1,485	1,409
Jeld Wen, Inc. 2.178% (LIBOR03M + 2.000%) due 12/14/2024 ~	5,572	5,280

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

KAR Auction Services, Inc. 2.500% (LIBOR03M + 2.250%) due 09/19/2026 ~		222	211
KFC Holding Co. 1.944% (LIBOR03M + 1.750%) due 04/03/2025 ~		1,057	1,022
LABL, Inc. 4.678% (LIBOR03M + 4.500%) due 07/01/2026 ~		1,491	1,442
Level 3 Parent LLC 1.928% (LIBOR03M + 1.750%) due 03/01/2027 ~		8,394	7,953
Life Time Fitness, Inc. 3.750% (LIBOR03M + 2.750%) due 06/10/2022 ~		986	878
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		543	511
McAfee LLC 3.934% (LIBOR03M + 3.750%) due 09/30/2024 ~		5,012	4,882
Meredith Corp. 3.260% (LIBOR03M + 2.500%) due 01/31/2025 ~		305	285
Messer Industrie GmbH
2.500% (EUR003M + 2.500%) due 03/01/2026 ~	EUR	1,000	1,090
2.808% (LIBOR03M + 2.500%) due 03/01/2026 ~		$3,285	3,140
MH Sub LLC 4.572% (LIBOR03M + 3.750%) due 09/13/2024 ~		7,470	7,162
MKS Instruments, Inc. 1.928% (LIBOR03M + 1.750%) due 02/02/2026 ~		1,769	1,706
MPH Acquisition Holdings LLC 3.750% (LIBOR03M + 2.750%) due 06/07/2023 ~		3,000	2,853
MTN Infrastructure TopCo., Inc. 4.000% (LIBOR03M + 3.000%) due 11/15/2024 ~		1,631	1,568
Nascar Holdings, Inc. 2.930% (LIBOR03M + 2.750%) due 10/19/2026 ~		612	589
Navicure, Inc. 4.178% (LIBOR03M + 4.000%) due 10/22/2026 «~		524	507
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,722	3,553
NCR Corp. 2.680% (LIBOR03M + 2.500%) due 08/28/2026 «~		794	770
NEP Group, Inc. 3.428% (LIBOR03M + 3.250%) due 10/20/2025 ~		3,333	2,750
Nexstar Broadcasting, Inc. 2.923% (LIBOR03M + 2.750%) due 09/18/2026 ~		1,170	1,116
NorthRiver Midstream Finance LP 4.683% (LIBOR03M + 3.250%) due 10/01/2025 ~		737	706
Numericable Group S.A. 2.928% (LIBOR03M + 2.750%) due 07/31/2025 ~		1,440	1,372
Ortho-Clinical Diagnostics S.A. 3.429% (LIBOR03M + 3.250%) due 06/30/2025 ~		4,967	4,651
Parexel International Corp. 2.928% (LIBOR03M + 2.750%) due 09/27/2024 ~		6,279	5,975
Penn National Gaming, Inc. 3.000% (LIBOR03M + 2.250%) due 10/15/2025 ~		542	506
Petco Animal Supplies, Inc. 4.250% (LIBOR03M + 3.250%) due 01/26/2023 ~		1,340	1,098
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		11,000	10,966
Phoenix Guarantor, Inc. 3.435% (LIBOR03M + 3.250%) due 03/05/2026 ~		4,379	4,228
PQ Corp.
TBD% due 02/07/2027 «		2,250	2,208
TBD% (LIBOR03M + 2.250%) due 02/07/2027 ~		634	619
Presidio, Inc. 4.270% (LIBOR03M + 3.500%) due 01/22/2027 ~		2,225	2,153
Prestige Brands, Inc. 2.178% (LIBOR03M + 2.000%) due 01/26/2024 ~		388	383
Prime Security Services Borrower LLC 4.250% (LIBOR03M + 3.250%) due 09/23/2026 ~		3,432	3,308
ProQuest LLC 3.678% (LIBOR03M + 3.500%) due 10/23/2026 ~		547	533
PUG LLC 3.678% (LIBOR03M + 3.500%) due 02/12/2027 «~		1,320	1,162
Rackspace Hosting, Inc. 4.000% (LIBOR03M + 3.000%) due 11/03/2023 ~		3,157	3,005
Radiate Holdco LLC 3.750% (LIBOR03M + 3.000%) due 02/01/2024 ~		6,331	6,068
Red Ventures LLC 2.678% (LIBOR03M + 2.500%) due 11/08/2024 ~		1,737	1,649
RegionalCare Hospital Partners Holdings, Inc. 3.928% (LIBOR03M + 3.750%) due 11/17/2025 ~		5,011	4,695
Rexnord LLC 1.935% (LIBOR03M + 1.750%) due 08/21/2024 ~		302	298
Reynolds Consumer Products LLC 1.928% (LIBOR03M + 1.750%) due 02/04/2027 ~		1,546	1,491
Reynolds Group Holdings, Inc. 2.928% (LIBOR03M + 2.750%) due 02/05/2023 ~		1,702	1,628
Sabre GLBL, Inc. 2.178% (LIBOR03M + 2.000%) due 02/22/2024 ~		2,992	2,766
SBA Senior Finance LLC 1.930% (LIBOR03M + 1.750%) due 04/11/2025 ~		997	960

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

Science Applications International Corp. 2.053% (LIBOR03M + 1.875%) due 10/31/2025 ~		957	933
Scientific Games International, Inc. 2.928% - 3.612% (LIBOR03M + 2.750%) due 08/14/2024 ~		2,261	2,004
Select Medical Corp. 2.680% (LIBOR03M + 2.500%) due 03/06/2025 ~		243	232
Sequa Mezzanine Holdings LLC 6.000% (LIBOR03M + 5.000%) due 11/28/2021 ~		1,275	1,172
Sigma Bidco BV 4.451% (LIBOR03M + 3.000%) due 07/02/2025 ~		8,322	8,003
Sinclair Television Group, Inc. 2.430% (LIBOR03M + 2.250%) due 01/03/2024 ~		654	627
SolarWinds Holdings, Inc. 2.928% (LIBOR03M + 2.750%) due 02/05/2024 ~		1,260	1,223
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		998	978
SS&C Technologies Holdings Europe SARL 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		305	292
SS&C Technologies, Inc. 1.928% (LIBOR03M + 1.750%) due 04/16/2025 ~		2,023	1,938
Staples, Inc.
5.187% (LIBOR03M + 4.500%) due 09/12/2024 «~		248	213
5.687% (LIBOR03M + 5.000%) due 04/16/2026 ~		1,089	941
Starfruit Finco BV 3.188% (LIBOR03M + 3.000%) due 10/01/2025 ~		4,703	4,436
Starwood Property Trust, Inc. 2.678% (LIBOR03M + 2.500%) due 07/27/2026 «~		571	548
Station Casinos LLC 2.500% (LIBOR03M + 2.250%) due 02/08/2027 ~		4,166	3,836
Summer (BC) Holdco B SARL 4.750% (EUR003M + 4.750%) due 12/04/2026 ~	EUR	3,000	3,179
Sunshine Investments BV 3.674% (LIBOR03M + 3.250%) due 03/28/2025 «~		$1,745	1,701
Sunshine Luxembourg SARL
3.750% (EUR003M + 3.750%) due 10/01/2026 ~	EUR	1,000	1,074
5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~		$5,409	5,187
Syneos Health, Inc. 1.928% (LIBOR03M + 1.750%) due 08/01/2024 ~		623	608
Telenet Financing USD LLC 2.185% (LIBOR03M + 2.000%) due 04/30/2028 ~		3,650	3,452
Telesat LLC 2.930% (LIBOR03M + 2.750%) due 12/07/2026 «~		995	955
Tempo Acquisition LLC 2.928% (LIBOR03M + 2.750%) due 05/01/2024 ~		2,272	2,168
Terex Corp. 3.500% (LIBOR03M + 2.750%) due 01/31/2024 «~		297	290
TI Group Automotive Systems LLC 3.250% (LIBOR03M + 2.500%) due 06/30/2022 «~		1,426	1,379
Tibco Software, Inc. 3.930% (LIBOR03M + 3.750%) due 06/30/2026 ~		600	577
Trans Union LLC 1.928% (LIBOR03M + 1.750%) due 11/16/2026 ~		2,708	2,607
TransDigm, Inc. 2.428% (LIBOR03M + 2.250%) due 12/09/2025 ~		4,987	4,527
Tronox Finance LLC 2.928% - 3.058% (LIBOR03M + 2.750%) due 09/23/2024 ~		1,092	1,049
U.S. Foods, Inc. 1.928% (LIBOR03M + 1.750%) due 06/27/2023 ~		6,184	5,766
U.S. Renal Care, Inc. 5.178% (LIBOR03M + 5.000%) due 06/26/2026 ~		4,877	4,701
Uber Technologies, Inc.
3.678% (LIBOR03M + 3.500%) due 07/13/2023 ~		1,995	1,903
5.000% (LIBOR03M + 4.000%) due 04/04/2025 ~		3,990	3,829
Ultimate Software GRP, Inc. TBD% due 05/04/2026		4,000	3,961
Univar, Inc.
2.178% (LIBOR03M + 2.000%) due 07/01/2026 ~		996	956
2.428% (LIBOR03M + 2.250%) due 07/01/2024 ~		895	865
Univision Communications, Inc. 2.928% - 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		7,157	6,650
USI, Inc. 3.308% (LIBOR03M + 3.000%) due 05/16/2024 ~		4,907	4,672
USS Ultimate Holdings, Inc. 4.750% (LIBOR03M + 3.750%) due 08/25/2024 «~		1,778	1,662
Verifone Systems, Inc. 4.377% (LIBOR03M + 4.000%) due 08/20/2025 ~		2,621	2,217
Verscend Holding Corp. 4.678% (LIBOR03M + 4.500%) due 08/27/2025 ~		1,599	1,559
Vertical U.S. Newco, Inc. TBD% due 07/01/2027		3,150	3,087
VFH Parent LLC 3.188% (LIBOR03M + 3.000%) due 03/01/2026 ~		924	902
VICI Properties LLC 1.940% (LIBOR03M + 1.750%) due 12/20/2024 ~		6,000	5,610
Virgin Media Bristol LLC 2.685% (LIBOR03M + 2.500%) due 01/31/2028 ~		4,125	3,958

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

Vistra Energy Co. LLC 1.928% - 1.944% (LIBOR03M + 1.750%) due 12/31/2025 ~	5,334	5,168
VS Buyer LLC 3.428% (LIBOR03M + 3.250%) due 02/28/2027 «~	599	581
Wand NewCo 3, Inc. 4.072% (LIBOR03M + 3.000%) due 02/05/2026 ~	1,266	1,206
WeddingWire, Inc. 4.808% (LIBOR03M + 4.500%) due 12/19/2025 «~	509	464
Welbilt, Inc. 2.678% (LIBOR03M + 2.500%) due 10/23/2025 «~	1,615	1,397
WEX, Inc. 2.428% (LIBOR03M + 2.250%) due 05/15/2026 ~	959	919
Whatabrands LLC 2.925% (LIBOR03M + 2.750%) due 07/31/2026 ~	571	547
Wyndham Destinations, Inc. 2.428% (LIBOR03M + 2.250%) due 05/30/2025 ~	983	919
Wyndham Hotels & Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 05/30/2025 ~	1,609	1,525
Xplornet Communications, Inc. 4.928% (LIBOR03M + 4.750%) due 05/29/2027 ~	3,375	3,234
XPO Logistics, Inc. 2.184% (LIBOR03M + 2.000%) due 02/24/2025 ~	620	607
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~	7,307	6,949
Zekelman Industries, Inc. 2.430% (LIBOR03M + 2.250%) due 01/24/2027 «~	350	337
Ziggo Financing Partnership 2.685% (LIBOR03M + 2.500%) due 04/30/2028 ~	1,728	1,637
Total Loan Participations and Assignments (Cost $537,351)		533,445
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 0.0%
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	250	226
Stearns Holdings LLC
5.000% due 11/05/2024	19	12
9.375% due 08/15/2020 «	722	0
		238
INDUSTRIALS 5.0%
Brink's Co. 5.500% due 07/15/2025	1,600	1,634
Colt Merger Sub, Inc. 6.250% due 07/01/2025 (a)	3,850	3,830
Constellium SE 5.625% due 06/15/2028	1,000	988
Expedia Group, Inc. 7.000% due 05/01/2025	2,275	2,371
Illuminate Buyer LLC 9.000% due 07/01/2028	2,900	3,030
MGM China Holdings Ltd. 5.250% due 06/18/2025	1,700	1,742
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025	2,025	2,113
Scientific Games International, Inc. 8.625% due 07/01/2025 (a)	1,175	1,101
Standard Industries, Inc. 4.375% due 07/15/2030	1,000	992
Viking Cruises Ltd. 13.000% due 05/15/2025	4,400	4,661
WR Grace & Co-Conn 4.875% due 06/15/2027	5,000	5,090
Wynn Macau Ltd. 5.500% due 01/15/2026	1,000	993
		28,545
Total Corporate Bonds & Notes (Cost $28,014)		28,783
	SHARES
WARRANTS 0.0%
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «	53,136	0

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

Total Warrants (Cost $0)		0
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
U.S. TREASURY BILLS 13.8%
0.076% due 07/14/2020 - 07/30/2020 (b)(c)	78,500	78,494
Total Short-Term Instruments (Cost $78,496)		78,494
Total Investments in Securities (Cost $643,861)		640,722
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	22,714	224
Total Short-Term Instruments (Cost $224)		224
Total Investments in Affiliates (Cost $224)		224
Total Investments 112.2% (Cost $644,085)		$640,946
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $294)		(332)
Other Assets and Liabilities, net (12.1)%		(69,332)
Net Assets 100.0%		$571,282

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(271) at a weighted average interest rate of 2.250%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$21,280	$313	$(185)	$128	$0	$(158)
Total Swap Agreements	$313	$(185)	$128	$0	$(158)
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	07/2020	EUR	5,265	$5,904	$0	$(12)
CBK	07/2020	$1,031	EUR	914	0	(4)
HUS	07/2020	2,777	2,485	15	0
SCX	07/2020	EUR	5,178	$5,763	0	(54)
08/2020	7,044	7,917	0	(2)
Total Forward Foreign Currency Contracts	$15	$(72)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.306% (3-Month USD-LIBOR)	Maturity	09/21/2020	$4,900	$(19)	$(98)	$0	$(117)
Total Swap Agreements	$(19)	$(98)	$0	$(117)
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)	June 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$3,087	$491,265	$39,093	$533,445
Corporate Bonds & Notes
Banking & Finance	0	238	0	238
Industrials	0	28,545	0	28,545
Short-Term Instruments
U.S. Treasury Bills	0	78,494	0	78,494
$3,087	$598,542	$39,093	$640,722
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$224	$0	$0	$224
Total Investments	$3,311	$598,542	$39,093	$640,946
Financial Derivative Instruments - Assets
Over the counter	$0	$15	$0	$15
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(158)	0	(158)
Over the counter	0	(189)	0	(189)
$0	$(347)	$0	$(347)
Total Financial Derivative Instruments	$0	$(332)	$0	$(332)
Totals	$3,311	$598,210	$39,093	$640,614

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$62,620	$38,817	$(5,090)	$153	$(187)	$3,891	$4,216	$(65,327)	$39,093	$1,419
Totals	$62,620	$38,817	$(5,090)	$153	$(187)	$3,891	$4,216	$(65,327)	$39,093	$1,419
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$39,093	Third Party Vendor	Broker Quote	83.500 - 98.750	94.795
Total	$39,093
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.9% ¤
CORPORATE BONDS & NOTES 48.3%
BANKING & FINANCE 30.2%
ABN AMRO Bank NV 0.939% (US0003M + 0.570%) due 08/27/2021 ~	$20,330	$20,436
AerCap Ireland Capital DAC
4.500% due 05/15/2021	25,588	25,750
4.625% due 10/30/2020	5,800	5,825
5.000% due 10/01/2021	1,000	1,012
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~	17,800	17,824
Allstate Corp. 0.736% (US0003M + 0.430%) due 03/29/2021 ~	3,217	3,222
Ally Financial, Inc. 7.500% due 09/15/2020	7,535	7,610
American Express Co. 0.997% (US0003M + 0.620%) due 05/20/2022 ~	18,000	18,035
American Honda Finance Corp.
0.600% (US0003M + 0.290%) due 12/10/2021 ~	10,000	9,972
0.665% (US0003M + 0.350%) due 06/11/2021 ~	10,600	10,582
0.846% (US0003M + 0.540%) due 06/27/2022 ~	34,600	34,511
0.891% (US0003M + 0.350%) due 11/05/2021 ~	223	222
0.923% (US0003M + 0.610%) due 09/09/2021 ~	674	674
American Tower Corp. 2.250% due 01/15/2022	13,118	13,448
Aozora Bank Ltd. 3.810% due 09/07/2021	2,980	3,069
Athene Global Funding 2.667% (US0003M + 1.230%) due 07/01/2022 ~	10,250	10,160
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~	12,800	12,176
6.750% due 04/06/2021	3,433	3,451
Banco Bilbao Vizcaya Argentaria S.A. 3.000% due 10/20/2020	10,480	10,558
Bank of America Corp. 0.946% (US0003M + 0.650%) due 10/01/2021 ~	15,800	15,813
Barclays Bank PLC
1.124% (US0003M + 0.650%) due 08/07/2020 ~	10,000	10,006
1.771% (US0003M + 0.460%) due 01/11/2021 ~	6,627	6,641
Barclays PLC
2.558% (US0003M + 2.110%) due 08/10/2021 ~	22,060	22,404
3.250% due 01/12/2021	6,733	6,824
BNZ International Funding Ltd. 1.293% (US0003M + 0.980%) due 09/14/2021 ~	3,000	3,019
BOC Aviation Ltd. 1.606% (US0003M + 1.050%) due 05/02/2021 ~	9,390	9,310
Boston Properties LP 4.125% due 05/15/2021	5,000	5,102
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~	6,200	6,086
Canadian Imperial Bank of Commerce 0.881% (SOFRRATE + 0.800%) due 03/17/2023 ~	13,500	13,428
Caterpillar Financial Services Corp. 0.776% (US0003M + 0.390%) due 05/17/2021 ~	25,500	25,543
Citibank N.A. 0.977% (US0003M + 0.600%) due 05/20/2022 ~	41,050	41,129
Citigroup, Inc. 0.940% (SOFRRATE + 0.870%) due 11/04/2022 ~	8,000	7,979
CK Hutchison International Ltd. 2.250% due 09/29/2020	5,537	5,546
Credit Suisse AG 2.100% due 11/12/2021	28,400	29,001
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	3,800	3,844
3.450% due 04/16/2021	4,500	4,607
Danske Bank A/S
2.750% due 09/17/2020	12,967	13,024
2.800% due 03/10/2021	24,717	25,102
3.001% due 09/20/2022 •	500	508
DNB Bank ASA
0.672% (US0003M + 0.370%) due 10/02/2020 ~	481	481
0.964% (US0003M + 0.620%) due 12/02/2022 ~	17,000	17,040
1.414% (US0003M + 1.070%) due 06/02/2021 ~	2,000	2,017

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

First Abu Dhabi Bank PJSC 2.126% (US0003M + 0.950%) due 04/16/2022 ~	6,900	6,911
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~	23,700	23,511
3.937% (US0003M + 2.550%) due 01/07/2021 ~	7,900	7,783
General Motors Financial Co., Inc.
1.601% (US0003M + 1.100%) due 11/06/2021 ~	2,400	2,375
2.170% (US0003M + 0.850%) due 04/09/2021 ~	6,340	6,303
2.450% due 11/06/2020	4,700	4,708
2.861% (US0003M + 1.550%) due 01/14/2022 ~	1,183	1,175
3.550% due 04/09/2021	122	123
4.200% due 03/01/2021	3,050	3,091
Goldman Sachs Group, Inc.
1.562% (US0003M + 1.170%) due 11/15/2021 ~	7,000	7,021
2.351% (US0003M + 1.360%) due 04/23/2021 ~	4,700	4,736
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~	2,205	2,192
HSBC Holdings PLC 0.968% (US0003M + 0.650%) due 09/11/2021 ~	51,133	51,158
HSH Portfoliomanagement AoeR 0.711% (US0003M + 0.330%) due 11/19/2021 ~	5,000	5,020
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	3,940	3,949
ICICI Bank Ltd. 5.750% due 11/16/2020	1,915	1,940
ING Bank NV 1.356% (US0003M + 0.970%) due 08/17/2020 ~	200	200
International Lease Finance Corp.
4.625% due 04/15/2021	1,500	1,516
8.250% due 12/15/2020	2,000	2,047
Jackson National Life Global Funding
0.795% (US0003M + 0.480%) due 06/11/2021 ~	1,000	1,003
1.519% (US0003M + 0.300%) due 10/15/2020 ~	7,600	7,605
2.250% due 04/29/2021	2,000	2,029
John Deere Capital Corp.
0.718% (US0003M + 0.400%) due 06/07/2021 ~	1,500	1,504
0.803% (US0003M + 0.490%) due 06/13/2022 ~	9,800	9,841
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~	30,900	30,954
1.418% (US0003M + 1.100%) due 06/07/2021 ~	3,000	3,024
KEB Hana Bank
0.996% (US0003M + 0.700%) due 10/02/2022 ~	9,400	9,406
2.125% due 10/18/2021	2,500	2,541
Lloyds Bank PLC 0.964% (US0003M + 0.490%) due 05/07/2021 ~	4,522	4,531
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~	30,400	30,530
Macquarie Bank Ltd.
0.951% (US0003M + 0.450%) due 08/06/2021 ~	4,000	4,007
1.961% (US0003M + 1.120%) due 07/29/2020 ~	2,200	2,202
MET Tower Global Funding 0.608% due 01/17/2023 •	3,300	3,276
Metropolitan Life Global Funding 0.624% (SOFRRATE + 0.570%) due 01/13/2023 ~	15,600	15,508
Mitsubishi UFJ Financial Group, Inc.
1.018% (US0003M + 0.700%) due 03/07/2022 ~	9,000	9,014
1.373% (US0003M + 1.060%) due 09/13/2021 ~	16,797	16,937
1.641% (US0003M + 0.650%) due 07/26/2021 ~	1,951	1,958
1.781% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,011
2.665% due 07/25/2022	3,000	3,118
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.750% due 10/21/2020	15,650	15,740
Mizuho Financial Group, Inc.
1.311% (US0003M + 0.940%) due 02/28/2022 ~	34,646	34,871
1.453% (US0003M + 1.140%) due 09/13/2021 ~	2,217	2,237
Morgan Stanley
0.761% (SOFRRATE + 0.700%) due 01/20/2023 ~	24,528	24,472
2.028% (US0003M + 0.930%) due 07/22/2022 ~	2,000	2,011
New York Life Global Funding
0.821% (US0003M + 0.320%) due 08/06/2021 ~	15,800	15,841
1.389% (US0003M + 0.280%) due 01/21/2022 ~	7,000	7,016
1.751% (US0003M + 0.440%) due 07/12/2022 ~	12,500	12,559
Nissan Motor Acceptance Corp.
0.696% (US0003M + 0.390%) due 09/28/2020 ~	2,275	2,258
0.936% (US0003M + 0.630%) due 09/21/2021 ~	11,085	10,655
1.701% (US0003M + 0.390%) due 07/13/2020 ~	7,300	7,298
ORIX Corp.
2.650% due 04/13/2021	4,540	4,595
2.950% due 07/23/2020	10,000	10,011
PNC Bank N.A.
0.685% (US0003M + 0.325%) due 02/24/2023 ~	15,000	14,991
1.548% (US0003M + 0.450%) due 07/22/2022 ~	47,000	47,111
Protective Life Global Funding 0.826% (US0003M + 0.520%) due 06/28/2021 ~	5,000	5,013
Qatari Diar Finance QSC 5.000% due 07/21/2020	13,710	13,770

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

QNB Finance Ltd.
1.556% (US0003M + 1.000%) due 05/02/2022 ~	3,600	3,565
1.713% (US0003M + 1.350%) due 05/31/2021 ~	12,385	12,456
Reliance Standard Life Global Funding 3.050% due 01/20/2021	6,200	6,265
Royal Bank of Canada 1.495% (US0003M + 0.360%) due 01/17/2023 ~	17,000	16,938
Santander UK Group Holdings PLC 2.875% due 08/05/2021	8,200	8,395
Santander UK PLC
0.856% (US0003M + 0.300%) due 11/03/2020 ~	5,000	5,005
0.970% (US0003M + 0.620%) due 06/01/2021 ~	8,800	8,830
1.052% (US0003M + 0.660%) due 11/15/2021 ~	12,000	12,067
2.100% due 01/13/2023	5,000	5,164
Skandinaviska Enskilda Banken AB 0.963% (US0003M + 0.645%) due 12/12/2022 ~	3,000	3,012
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~	24,400	24,462
Sumitomo Mitsui Financial Group, Inc.
2.091% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,804
2.421% (US0003M + 1.110%) due 07/14/2021 ~	18,518	18,666
Synchrony Bank 3.650% due 05/24/2021	5,000	5,082
Toronto-Dominion Bank
0.543% (SOFRRATE + 0.480%) due 01/27/2023 ~	24,100	23,954
1.060% due 07/30/2021 •	1,000	1,003
Toyota Motor Credit Corp.
0.559% (US0003M + 0.125%) due 08/13/2021 ~	20,965	20,938
1.892% (US0003M + 0.540%) due 01/08/2021 ~	20,300	20,338
UBS AG 0.830% (US0003M + 0.480%) due 12/01/2020 ~	9,650	9,664
UBS Group AG
1.737% (US0003M + 1.440%) due 09/24/2020 ~	3,676	3,687
3.091% due 04/14/2021 •	17,568	17,805
United Overseas Bank Ltd.
1.523% (US0003M + 0.480%) due 04/23/2021 ~	10,845	10,828
3.200% due 04/23/2021	2,800	2,855
WEA Finance LLC 3.250% due 10/05/2020	10,250	10,263
Wells Fargo Bank N.A.
0.973% (US0003M + 0.660%) due 09/09/2022 ~	7,500	7,524
0.989% (US0003M + 0.620%) due 05/27/2022 ~	42,000	42,101
		1,313,869
INDUSTRIALS 14.8%
AbbVie, Inc.
0.724% (US0003M + 0.350%) due 05/21/2021 ~	27,000	27,019
0.841% (US0003M + 0.460%) due 11/19/2021 ~	11,700	11,696
2.150% due 11/19/2021	1,400	1,426
BAT Capital Corp.
1.014% due 08/14/2020 •	30,900	30,903
1.272% (US0003M + 0.880%) due 08/15/2022 ~	8,400	8,364
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	7,195	7,187
3.500% due 06/25/2021	1,000	1,025
Becton Dickinson and Co. 1.181% (US0003M + 0.875%) due 12/29/2020 ~	5,000	5,000
BMW U.S. Capital LLC
0.794% (US0003M + 0.370%) due 08/14/2020 ~	1,000	1,000
0.934% (US0003M + 0.500%) due 08/13/2021 ~	18,900	18,805
1.721% (US0003M + 0.410%) due 04/12/2021 ~	1,500	1,496
2.000% due 04/11/2021	5,000	5,045
Bristol-Myers Squibb Co. 0.766% (US0003M + 0.380%) due 05/16/2022 ~	1,000	1,003
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~	1,000	1,001
Central Nippon Expressway Co. Ltd.
0.852% (US0003M + 0.460%) due 02/15/2022 ~	1,000	997
1.014% (US0003M + 0.540%) due 08/04/2020 ~	30,100	30,119
1.034% (US0003M + 0.560%) due 11/02/2021 ~	6,300	6,310
1.069% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,000
1.147% due 03/03/2022 •	13,760	13,790
1.163% (US0003M + 0.850%) due 09/14/2021 ~	8,000	8,055
1.371% (US0003M + 1.000%) due 05/28/2021 ~	2,000	2,009
2.113% (US0003M + 1.070%) due 04/23/2021 ~	2,000	2,009
2.293% due 04/23/2021	22,368	22,548
Charter Communications Operating LLC 2.337% (US0003M + 1.650%) due 02/01/2024 ~	4,900	4,919
Conagra Brands, Inc. 1.820% (US0003M + 0.500%) due 10/09/2020 ~	34,578	34,599
Constellation Brands, Inc. 1.092% (US0003M + 0.700%) due 11/15/2021 ~	3,000	3,000
CRH America, Inc. 5.750% due 01/15/2021	1,300	1,328

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

CVS Health Corp. 1.033% (US0003M + 0.720%) due 03/09/2021 ~	7,304	7,333
Daimler Finance North America LLC
0.808% (US0003M + 0.450%) due 02/22/2021 ~	2,000	1,992
0.865% (US0003M + 0.430%) due 02/12/2021 ~	4,900	4,880
1.106% (US0003M + 0.550%) due 05/04/2021 ~	10,000	9,949
1.292% (US0003M + 0.900%) due 02/15/2022 ~	33,000	32,616
Dell International LLC 4.420% due 06/15/2021	38,623	39,703
Dominion Energy Gas Holdings LLC 0.913% (US0003M + 0.600%) due 06/15/2021 ~	4,500	4,494
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	30,000	29,842
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021	2,550	2,623
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	2,400	2,368
General Mills, Inc. 6.610% due 10/15/2022	4,000	4,071
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~	16,566	16,562
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~	7,200	7,188
Hyundai Capital America
1.108% due 09/18/2020 •	13,300	13,272
1.138% (US0003M + 0.820%) due 03/12/2021 ~	3,000	2,975
1.308% (US0003M + 1.000%) due 09/18/2020 ~	1,700	1,697
2.292% (US0003M + 0.940%) due 07/08/2021 ~	717	710
2.292% due 07/08/2021 •	3,800	3,760
2.750% due 09/18/2020	918	920
3.000% due 10/30/2020	11,611	11,664
Imperial Brands Finance PLC 2.950% due 07/21/2020	41,928	41,969
Japan Tobacco, Inc. 2.000% due 04/13/2021	4,700	4,731
Kia Motors Corp. 2.625% due 04/21/2021	1,140	1,148
Kraft Heinz Foods Co. 2.800% due 07/02/2020	439	439
Marriott International, Inc. 0.950% (US0003M + 0.600%) due 12/01/2020 ~	6,500	6,471
Occidental Petroleum Corp.
1.398% (US0003M + 0.950%) due 02/08/2021 ~	20,627	20,323
4.850% due 03/15/2021	11,383	11,347
Otis Worldwide Corp. 2.088% (US0003M + 0.450%) due 04/05/2023 ~	2,300	2,276
Rolls-Royce PLC 2.375% due 10/14/2020	200	200
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021	500	514
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	2,000	2,040
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	3,400	3,390
Tyson Foods, Inc. 0.824% (US0003M + 0.450%) due 08/21/2020 ~	27,420	27,423
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~	800	797
1.204% (US0003M + 0.770%) due 11/13/2020 ~	16,500	16,511
3.875% due 11/13/2020	13,796	13,928
Volkswagen International Finance NV 4.000% due 08/12/2020	1,175	1,179
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~	6,200	6,200
Walt Disney Co.
0.600% (US0003M + 0.250%) due 09/01/2021 ~	9,147	9,140
0.740% (US0003M + 0.390%) due 09/01/2022 ~	10,600	10,569
Woolworths Group Ltd. 4.000% due 09/22/2020	5,000	5,030
Zoetis, Inc. 0.817% (US0003M + 0.440%) due 08/20/2021 ~	10,000	10,016
		645,913
UTILITIES 3.3%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	25,400	25,531
2.169% (US0003M + 0.950%) due 07/15/2021 ~	11,240	11,333
Duke Energy Corp.
0.924% (US0003M + 0.500%) due 05/14/2021 ~	5,300	5,312
0.965% (US0003M + 0.650%) due 03/11/2022 ~	3,700	3,698
Duke Energy Florida LLC 0.610% (US0003M + 0.250%) due 11/26/2021 ~	8,800	8,797
LG&E & KU Energy LLC 3.750% due 11/15/2020	1,602	1,608

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

NextEra Energy Capital Holdings, Inc. 1.080% (US0003M + 0.720%) due 02/25/2022 ~	3,600	3,621
Sempra Energy 1.719% (US0003M + 0.500%) due 01/15/2021 ~	3,000	3,001
SingTel Group Treasury Pte Ltd. 4.500% due 09/08/2021	1,000	1,039
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	42,400	42,403
Verizon Communications, Inc. 1.321% (US0003M + 1.000%) due 03/16/2022 ~	35,000	35,476
		141,819
Total Corporate Bonds & Notes (Cost $2,099,579)		2,101,601
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2013 0.828% (0.7*US0001M + 0.700%) due 12/01/2028 ~	5,000	5,000
California State General Obligation Bonds, Series 2017 0.962% (US0001M + 0.780%) due 04/01/2047 ~	6,000	5,991
		10,991
WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.224% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,000	6,998
Total Municipal Bonds & Notes (Cost $18,000)		17,989
U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.485% due 04/25/2036 - 06/25/2042 •	2,130	2,123
0.535% due 07/25/2036 - 06/25/2043 •	379	378
0.585% due 02/25/2042 •	570	570
0.635% due 04/25/2039 - 08/25/2049 •	3,641	3,644
0.685% due 02/25/2042 •	582	585
0.705% due 03/25/2042 •	184	185
0.720% due 11/25/2044 - 09/25/2055 •	33,686	33,755
0.725% due 07/25/2037 •	88	89
0.735% due 10/25/2041 •	212	214
0.770% due 09/25/2049 •	13,537	13,541
0.820% due 07/25/2046 •	4,741	4,747
1.170% due 05/25/2050 •	14,244	14,296
3.809% due 05/01/2038 •	5,574	5,897
Freddie Mac
0.485% due 04/15/2037 •	382	381
0.515% due 07/15/2037 •	397	397
0.533% due 09/25/2021 •	220	220
0.585% due 03/15/2040 - 11/15/2043 •	790	791
0.635% due 06/15/2049 •	9,903	9,917
0.685% due 08/15/2041 •	19	19
0.690% due 05/15/2038 •	1,246	1,248
0.700% due 05/15/2041 •	1,405	1,407
0.705% due 12/15/2041 •	502	505
0.710% due 06/15/2040 •	3,071	3,072
0.720% due 10/15/2037 - 09/15/2044 •	46,853	46,746
0.735% due 09/15/2037 - 11/15/2041 •	821	826
0.765% due 07/15/2037 •	525	529
0.785% due 11/15/2037 •	93	94
0.850% due 07/09/2025 (a)	50,000	50,000
0.900% due 05/06/2025 - 06/30/2025	62,883	62,924
1.135% due 01/15/2032 •	215	218
1.185% due 01/15/2039 •	57	59
1.500% due 04/03/2025	45,000	45,003
1.673% due 05/15/2033 •	223	230
2.500% due 07/25/2034	15,113	15,337
2.852% due 10/15/2037	8,397	8,377
Ginnie Mae
0.500% due 04/20/2037 •	1,273	1,273
0.503% due 06/20/2066 •	177	176
0.590% due 06/20/2039 •	64	64
0.593% due 07/20/2043 •	879	881
0.640% due 06/20/2049 •	16,153	16,158
0.650% due 05/20/2049 •	3,889	3,881
0.673% due 10/20/2066 •	69	69
0.703% due 01/20/2068 •	166	166
0.773% due 08/20/2065 •	890	888
0.803% due 12/20/2060 - 07/20/2064 •	387	387
0.873% due 04/20/2062 •	671	672
0.895% due 01/16/2040 •	1,401	1,415
0.930% due 02/20/2040 •	1,222	1,235
0.940% due 03/20/2040	3,970	4,013
0.960% due 04/20/2040 •	2,917	2,955

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

0.983% due 08/20/2061 •	68	68
0.990% due 03/20/2040 •	3,088	3,131
1.003% due 10/20/2065 •	127	127
1.053% due 08/20/2067 •	1,416	1,429
1.073% due 02/20/2066 •	253	254
1.103% due 05/20/2066 •	4,676	4,721
2.916% due 09/20/2067 •	1,580	1,616
4.233% due 09/20/2066 ~	5,040	5,473
NCUA Guaranteed Notes
0.644% due 11/05/2020 •	5,759	5,760
0.734% due 12/08/2020 •	940	940
Total U.S. Government Agencies (Cost $385,834)		386,076
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •	6,387	6,136
Brass PLC 1.086% due 11/16/2066 •	4,055	4,053
Commercial Mortgage Trust 4.362% due 07/10/2045 ~	6,800	7,275
Gosforth Funding PLC 0.810% due 08/25/2060 •	3,651	3,651
Silverstone Master Issuer PLC 1.659% (US0003M + 0.550%) due 01/21/2070 ~	2,375	2,376
UBS-Barclays Commercial Mortgage Trust 0.981% due 04/10/2046 •	13,982	13,928
Wells Fargo-RBS Commercial Mortgage Trust 1.394% due 06/15/2045 •	5,025	4,970
Total Non-Agency Mortgage-Backed Securities (Cost $42,730)		42,389
ASSET-BACKED SECURITIES 15.6%
Ally Auto Receivables Trust 1.840% due 06/17/2024	13,925	14,204
Ally Master Owner Trust 0.505% due 07/15/2022 •	5,000	5,002
Arbor Realty Commercial Real Estate Notes Ltd. 1.335% due 05/15/2037 •	5,500	5,367
ARI Fleet Lease Trust 0.665% due 11/15/2027 •	8,731	8,730
Capital Auto Receivables Asset Trust 2.220% due 03/21/2022	675	678
CARDS Trust 0.575% due 05/15/2024 •	13,680	13,700
Chesapeake Funding LLC
0.555% due 08/15/2030 •	8,516	8,367
2.940% due 04/15/2031	12,778	12,981
CIFC Funding Ltd. 1.851% due 10/25/2027 •	3,100	3,057
Dell Equipment Finance Trust 1.983% due 05/21/2021	5,693	5,717
Dryden Senior Loan Fund 2.119% due 10/15/2027 •	5,355	5,309
DT Auto Owner Trust 1.140% due 01/16/2024	1,800	1,804
Enterprise Fleet Financing LLC 2.060% due 05/20/2025	4,000	4,064
Evergreen Credit Card Trust 0.555% due 10/16/2023 •	40,000	40,076
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	4,600	4,607
Figueroa CLO Ltd. 2.119% due 01/15/2027 •	1,308	1,307
Flagship CLO Ltd. 2.026% due 01/16/2026 •	451	448
Flagship Credit Auto Trust 3.410% due 05/15/2023	2,386	2,418
Ford Credit Auto Lease Trust
2.220% due 10/15/2022	1,000	1,016
3.050% due 08/15/2021	6,950	6,977
Ford Credit Floorplan Master Owner Trust 0.785% due 09/15/2024 •	7,300	7,187
GM Financial Automobile Leasing Trust
0.572% due 10/20/2022 •	500	500
0.710% due 10/20/2022	5,800	5,805
GMF Floorplan Owner Revolving Trust
0.505% due 09/15/2022 •	1,600	1,599
0.595% due 09/15/2023 •	10,000	9,959
Golden Credit Card Trust
0.505% due 05/15/2023 •	1,900	1,900
0.535% due 10/15/2023 •	12,700	12,674
2.620% due 01/15/2023	1,500	1,518
GreatAmerica Leasing Receivables Funding LLC 2.360% due 01/20/2023	2,237	2,243

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •	5,000	5,029
Halcyon Loan Advisors Funding Ltd. 2.055% due 04/20/2027 •	2,463	2,437
Hertz Fleet Lease Funding LP
0.647% due 01/10/2033 •	36,102	35,703
3.230% due 05/10/2032	2,034	2,047
HPEFS Equipment Trust 0.650% due 07/22/2030	3,500	3,500
Hyundai Auto Lease Securitization Trust 2.080% due 12/15/2021	1,107	1,113
Jamestown CLO Ltd. 1.909% due 07/15/2026 •	6,963	6,945
Marlette Funding Trust
2.690% due 09/17/2029	1,979	1,992
3.130% due 07/16/2029	4,578	4,620
Master Credit Card Trust 0.680% due 07/21/2024 •	5,125	5,093
Mercedes-Benz Auto Lease Trust 1.820% due 03/15/2022	14,607	14,689
Motor PLC 0.715% due 09/25/2024 •	625	625
Mountain View CLO Ltd. 2.019% due 10/15/2026 •	1,485	1,466
Navient Private Education Loan Trust 1.385% due 12/15/2028 •	9,040	9,017
Navient Private Education Refi Loan Trust
0.485% due 12/15/2059 •	3,606	3,605
1.690% due 05/15/2069	8,000	8,038
3.010% due 06/16/2042	174	174
3.130% due 02/15/2068	2,665	2,753
Navient Student Loan Trust
0.535% due 03/25/2067 •	14,169	14,064
0.585% due 12/15/2059 •	6,537	6,514
3.430% due 12/15/2059	930	935
Nelnet Student Loan Trust 0.470% due 08/23/2027 •	824	823
Nissan Auto Lease Trust
1.800% due 05/16/2022	10,000	10,090
2.710% due 07/15/2021	243	244
Nissan Master Owner Trust Receivables 0.615% due 11/15/2023 •	45,000	44,780
Oscar U.S. Funding LLC 2.490% due 08/10/2022	1,051	1,058
Oscar U.S. Funding Trust LLC 0.647% due 08/10/2021 •	124	124
Palmer Square CLO Ltd. 1.242% due 08/15/2026 •	2,257	2,242
Palmer Square Loan Funding Ltd.
1.292% due 11/15/2026 •	6,178	6,108
1.819% due 04/15/2026 •	4,431	4,399
1.869% due 07/15/2026 •	4,722	4,687
1.920% due 10/24/2027 •	13,022	12,890
2.005% due 07/20/2028 •	10,200	10,145
2.105% due 04/20/2027 •	16,987	16,813
Penarth Master Issuer PLC 0.644% due 09/18/2022 •	41,000	40,971
PFS Financing Corp.
0.735% due 04/15/2024 •	6,000	5,986
1.210% due 06/17/2024	10,000	10,028
PHEAA Student Loan Trust 1.135% due 11/25/2065 •	4,975	4,841
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	6,054	6,092
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	2,320	2,345
1.890% due 09/20/2022	920	929
SLC Student Loan Trust
0.423% due 03/15/2027 •	3,379	3,358
0.433% due 06/15/2029 •	12,756	12,561
SLM Private Credit Student Loan Trust 0.643% due 03/15/2024 •	1,418	1,398
SLM Private Education Loan Trust 1.685% due 03/15/2032 •	8,453	8,486
SLM Student Loan Trust
0.783% due 12/15/2027 •	13,024	12,924
0.863% due 12/15/2025 •	2,387	2,370
1.081% due 01/26/2026 •	4,498	4,472
1.131% due 10/25/2028 •	3,079	3,014
1.541% due 01/25/2028 •	2,832	2,827
SMB Private Education Loan Trust
0.485% due 09/15/2054 •	11,703	11,619
1.385% due 07/15/2027 •	7,445	7,438
3.050% due 05/15/2026	569	575
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	1,335	1,348

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

2.770% due 05/25/2026	329	331
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	2,947	2,989
3.240% due 02/25/2028	1,354	1,368
SoFi Professional Loan Program LLC 1.035% due 07/25/2039 •	330	329
SoFi Professional Loan Program Trust
2.060% due 05/15/2046	5,044	5,094
3.080% due 01/25/2048	1,645	1,657
3.120% due 02/25/2048	2,589	2,607
Tesla Auto Lease Trust 2.130% due 04/20/2022	9,100	9,204
Towd Point Mortgage Trust 1.185% due 05/25/2058 •	2,652	2,643
Trillium Credit Card Trust 0.550% due 12/26/2024 •	40,000	40,013
Upstart Securitization Trust 2.322% due 04/22/2030	1,748	1,751
Utah State Board of Regents
0.918% due 01/25/2057 •	3,116	3,052
0.935% due 09/25/2056 •	2,423	2,361
Venture CLO Ltd.
2.099% due 04/15/2027 •	6,648	6,533
2.365% due 04/20/2029 •	14,200	13,987
Voya CLO Ltd. 1.711% due 07/25/2026 •	770	765
Westlake Automobile Receivables Trust 2.570% due 02/15/2023	395	398
WhiteHorse Ltd. 2.295% due 07/17/2026 •	1,906	1,901
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •	2,544	2,512
Total Asset-Backed Securities (Cost $678,595)		677,053
SOVEREIGN ISSUES 0.9%
Export-Import Bank of Korea
0.925% (US0003M + 0.575%) due 06/01/2021 ~	9,258	9,277
1.299% (US0003M + 1.000%) due 03/17/2021 ~	2,500	2,506
Industrial Bank of Korea 1.493% (US0003M + 0.450%) due 10/23/2022 ~	10,000	9,941
Japan Bank for International Cooperation 1.499% (US0003M + 0.390%) due 07/21/2020 ~	5,000	5,001
Korea Development Bank 0.736% (US0003M + 0.350%) due 02/18/2023 ~	12,900	12,741
Total Sovereign Issues (Cost $39,661)		39,466
SHORT-TERM INSTRUMENTS 6.8%
CERTIFICATES OF DEPOSIT 0.9%
Lloyds Bank Corporate Markets PLC 1.820% (US0003M + 0.500%) due 10/26/2020 ~	5,000	5,008
Sumitomo Mitsui Banking Corp.
0.891% (US0003M + 0.350%) due 11/05/2021 ~	14,000	14,003
0.911% (US0003M + 0.370%) due 11/05/2021 ~	20,000	20,009
		39,020
COMMERCIAL PAPER 5.9%
American Honda Finance Corp. 1.950% due 09/03/2020	200	200
BAYER Corp. 2.350% due 08/03/2020	29,000	28,991
BP Capital Markets PLC
1.470% due 10/09/2020	5,000	4,996
1.680% due 07/01/2020	38,000	38,000
1.800% due 08/03/2020	1,000	1,000
Chevron Corp. 2.200% due 07/28/2020	10,600	10,599
Exxon Mobil Corp. 2.050% due 07/02/2020	8,400	8,400
General Dynamics Corp.
2.250% due 07/13/2020	13,500	13,497
2.250% due 07/20/2020	27,000	26,988
GlaxoSmithKline LLC 1.050% due 08/24/2020	25,600	25,576
Schlumberger Investment S.A. 1.950% due 10/27/2020	16,300	16,247
Shell International Finance B.V. 2.650% due 08/03/2020	40,600	40,592
Walgreens Boots Alliance, Inc. 0.650% due 08/17/2020	23,000	22,981
Walt Disney Co.
1.950% due 07/14/2020	5,900	5,900

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

1.950% due 07/15/2020	9,900	9,899
1.950% due 07/20/2020	3,200	3,200
		257,066
Total Short-Term Instruments (Cost $295,773)		296,086
Total Investments in Securities (Cost $3,560,172)		3,560,660
	SHARES
INVESTMENTS IN AFFILIATES 18.8%
SHORT-TERM INSTRUMENTS 18.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%
PIMCO Short Asset Portfolio	58,848,878	587,018
PIMCO Short-Term Floating NAV Portfolio III	23,217,192	228,898
Total Short-Term Instruments (Cost $810,676)		815,916
Total Investments in Affiliates (Cost $810,676)		815,916
Total Investments 100.7% (Cost $4,370,848)		$4,376,576
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		(2)
Other Assets and Liabilities, net (0.7)%		(29,193)
Net Assets 100.0%		$4,347,381

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(56,978) at a weighted average interest rate of 0.813%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	346	$76,407	$8	$5	$0
U.S. Treasury 10-Year Note September Futures	09/2020	820	114,121	236	0	(128)
$244	$5	$(128)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	1,775	$(223,192)	$(500)	$56	$0
U.S. Treasury 10-Year Ultra September Futures	09/2020	261	(41,103)	(246)	65	0
$(746)	$121	$0
Total Futures Contracts	$(502)	$126	$(128)
Cash of $2,544 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,313,869	$0	$1,313,869
Industrials	0	645,913	0	645,913
Utilities	0	141,819	0	141,819
Municipal Bonds & Notes
California	0	10,991	0	10,991
Washington	0	6,998	0	6,998
U.S. Government Agencies	0	386,076	0	386,076
Non-Agency Mortgage-Backed Securities	0	42,389	0	42,389
Asset-Backed Securities	0	677,053	0	677,053
Sovereign Issues	0	39,466	0	39,466
Short-Term Instruments
Certificates of Deposit	0	39,020	0	39,020
Commercial Paper	0	257,066	0	257,066
$0	$3,560,660	$0	$3,560,660
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$815,916	$0	$0	$815,916
Total Investments	$815,916	$3,560,660	$0	$4,376,576
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$126	$0	$0	$126

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2020 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(128)	$0	$0	$(128)
Total Financial Derivative Instruments	$(2)	$0	$0	$(2)
Totals	$815,914	$3,560,660	$0	$4,376,574

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.5% ¤
CORPORATE BONDS & NOTES 55.4%
BANKING & FINANCE 33.7%
ABN AMRO Bank NV 3.400% due 08/27/2021	$11,600	$11,999
AEGON Funding Co. LLC 5.750% due 12/15/2020	7,837	8,029
AerCap Ireland Capital DAC
3.500% due 05/26/2022	1,235	1,223
4.450% due 12/16/2021	4,900	4,950
4.500% due 05/15/2021	51,984	52,314
4.625% due 10/30/2020	12,000	12,053
5.000% due 10/01/2021	2,960	2,995
Air Lease Corp.
2.250% due 01/15/2023	2,700	2,671
2.500% due 03/01/2021	5,173	5,175
2.750% due 01/15/2023	2,500	2,478
3.375% due 06/01/2021	3,225	3,238
3.500% due 01/15/2022	3,600	3,638
Aircastle Ltd. 5.125% due 03/15/2021	1,000	1,004
Ally Financial, Inc. 7.500% due 09/15/2020	2,689	2,716
American Express Co. 2.750% due 05/20/2022	19,600	20,355
American Honda Finance Corp.
0.665% (US0003M + 0.350%) due 06/11/2021 ~	12,900	12,878
0.846% (US0003M + 0.540%) due 06/27/2022 ~	1,700	1,696
0.891% (US0003M + 0.350%) due 11/05/2021 ~	22,955	22,886
0.923% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,502
American Tower Corp. 2.250% due 01/15/2022	2,895	2,968
Aviation Capital Group LLC 7.125% due 10/15/2020	2,200	2,211
Banco Bilbao Vizcaya Argentaria S.A. 3.000% due 10/20/2020	1,800	1,813
Banco Santander Chile 2.500% due 12/15/2020	11,900	11,998
Bangkok Bank PCL 4.800% due 10/18/2020	1,457	1,471
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~	2,000	1,994
2.289% (US0003M + 1.180%) due 10/21/2022 ~	8,635	8,711
Bank of Nova Scotia 2.200% due 02/03/2025	9,000	9,451
Barclays Bank PLC
1.771% (US0003M + 0.460%) due 01/11/2021 ~	8,500	8,518
2.650% due 01/11/2021	2,000	2,020
Barclays PLC 2.558% (US0003M + 2.110%) due 08/10/2021 ~	44,913	45,613
BNZ International Funding Ltd. 1.293% (US0003M + 0.980%) due 09/14/2021 ~	4,635	4,664
BOC Aviation Ltd. 2.750% due 09/18/2022	13,600	13,699
Boston Properties LP 4.125% due 05/15/2021	4,000	4,081
British Transco International Finance BV 0.000% due 11/04/2021 (c)	4,300	4,248
Caterpillar Financial Services Corp.
0.618% (US0003M + 0.300%) due 03/08/2021 ~	8,100	8,105
0.908% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,049
Citibank N.A. 2.844% due 05/20/2022 •	500	510
Citigroup, Inc.
0.940% (SOFRRATE + 0.870%) due 11/04/2022 ~	6,700	6,682
1.373% (US0003M + 1.023%) due 06/01/2024 ~	47,900	47,797
1.486% (US0003M + 1.100%) due 05/17/2024 ~	2,200	2,203
Citizens Bank N.A. 2.550% due 05/13/2021	4,337	4,408
CK Hutchison International Ltd.
2.250% due 09/29/2020	29,700	29,748
3.250% due 04/11/2024	4,100	4,357

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

CNH Industrial Capital LLC
4.375% due 11/06/2020	7,111	7,178
4.875% due 04/01/2021	2,647	2,716
Cooperatieve Rabobank UA
1.791% (US0003M + 0.480%) due 01/10/2023 ~	15,500	15,507
2.141% (US0003M + 0.830%) due 01/10/2022 ~	10,000	10,084
Credit Suisse AG 1.000% due 05/05/2023	500	503
Credit Suisse Group AG 1.558% (US0003M + 1.240%) due 06/12/2024 ~	19,000	19,103
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,800	6,879
3.425% (US0003M + 2.290%) due 04/16/2021 ~	15,200	15,438
3.450% due 04/16/2021	500	506
Crown Castle International Corp. 3.400% due 02/15/2021	3,507	3,562
Danske Bank A/S
1.378% (US0003M + 1.060%) due 09/12/2023 ~	4,300	4,225
2.000% due 09/08/2021	2,320	2,357
2.800% due 03/10/2021	62,807	63,784
3.001% due 09/20/2022 •	1,600	1,626
DNB Bank ASA
0.964% (US0003M + 0.620%) due 12/02/2022 ~	27,300	27,364
1.414% (US0003M + 1.070%) due 06/02/2021 ~	3,500	3,529
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~	45,500	45,137
2.183% (US0003M + 0.810%) due 04/05/2021 ~	410	394
3.157% due 08/04/2020	13,000	12,962
3.813% due 10/12/2021	2,000	1,988
General Motors Financial Co., Inc.
1.041% (US0003M + 0.540%) due 11/06/2020 ~	8,553	8,519
1.601% (US0003M + 1.100%) due 11/06/2021 ~	42,200	41,769
1.618% (US0003M + 1.310%) due 06/30/2022 ~	1,000	980
2.170% (US0003M + 0.850%) due 04/09/2021 ~	3,510	3,489
2.450% due 11/06/2020	3,300	3,305
3.200% due 07/06/2021	12,500	12,641
3.700% due 11/24/2020	600	603
4.200% due 03/01/2021	10,000	10,134
Goldman Sachs Group, Inc.
1.513% (US0003M + 1.200%) due 09/15/2020 ~	7,898	7,908
1.540% (US0003M + 0.780%) due 10/31/2022 ~	39,998	39,994
2.020% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,039
2.101% (US0003M + 1.110%) due 04/26/2022 ~	16,626	16,705
2.905% due 07/24/2023 •	21,100	21,930
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~	54,025	53,717
HSBC Bank USA N.A. 4.875% due 08/24/2020	2,840	2,858
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~	5,762	5,765
1.386% (US0003M + 1.000%) due 05/18/2024 ~	10,600	10,521
1.545% (US0003M + 1.230%) due 03/11/2025 ~	10,000	9,962
2.020% (US0003M + 1.660%) due 05/25/2021 ~	17,486	17,683
2.558% (US0003M + 2.240%) due 03/08/2021 ~	1,900	1,924
2.873% (US0003M + 1.500%) due 01/05/2022 ~	20,054	20,345
HSH Portfoliomanagement AoeR 0.638% (US0003M + 0.330%) due 09/18/2020 ~	7,000	7,007
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	19,600	19,647
2.875% due 03/16/2021	3,800	3,830
ICICI Bank Ltd.
3.125% due 08/12/2020	13,587	13,599
5.750% due 11/16/2020	13,900	14,081
ING Bank NV 1.356% (US0003M + 0.970%) due 08/17/2020 ~	4,000	4,005
ING Groep NV 1.456% (US0003M + 1.150%) due 03/29/2022 ~	9,500	9,571
International Bank for Reconstruction & Development 2.220% due 09/28/2024	23,900	24,001
International Lease Finance Corp.
4.625% due 04/15/2021	3,699	3,739
5.875% due 08/15/2022	1,500	1,579
8.250% due 12/15/2020	4,500	4,607
8.625% due 01/15/2022	1,100	1,182
Jackson National Life Global Funding 0.795% (US0003M + 0.480%) due 06/11/2021 ~	3,400	3,409
John Deere Capital Corp. 0.803% (US0003M + 0.490%) due 06/13/2022 ~	11,000	11,046
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~	76,000	76,132
1.418% (US0003M + 1.100%) due 06/07/2021 ~	1,456	1,468
1.830% (US0003M + 1.480%) due 03/01/2021 ~	18,600	18,731
2.250% (US0003M + 1.230%) due 10/24/2023 ~	7,000	7,082
KEB Hana Bank 0.996% (US0003M + 0.700%) due 10/02/2022 ~	16,400	16,411

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

Lloyds Bank PLC
0.964% (US0003M + 0.490%) due 05/07/2021 ~	4,008	4,016
2.250% due 08/14/2022	1,900	1,955
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~	7,800	7,833
2.858% due 03/17/2023 •	22,000	22,671
2.907% due 11/07/2023 •	19,700	20,510
Macquarie Bank Ltd. 1.961% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,013
Marsh & McLennan Cos., Inc. 3.500% due 12/29/2020	1,000	1,015
Metropolitan Life Global Funding 3.375% due 01/11/2022	1,300	1,358
Mitsubishi UFJ Financial Group, Inc.
1.018% (US0003M + 0.700%) due 03/07/2022 ~	30,450	30,498
1.084% (US0003M + 0.740%) due 03/02/2023 ~	56,900	56,686
1.641% (US0003M + 0.650%) due 07/26/2021 ~	41,000	41,153
1.781% (US0003M + 0.790%) due 07/25/2022 ~	18,224	18,292
1.851% (US0003M + 0.860%) due 07/26/2023 ~	18,500	18,449
2.623% due 07/18/2022	10,600	11,019
3.455% due 03/02/2023	9,000	9,628
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,648	9,790
2.652% due 09/19/2022	38,100	39,127
2.750% due 10/21/2020	9,700	9,756
3.559% due 02/28/2024	5,000	5,333
Mizuho Financial Group, Inc.
0.990% (US0003M + 0.630%) due 05/25/2024 ~	64,350	63,100
1.163% (US0003M + 0.850%) due 09/13/2023 ~	8,000	7,959
1.195% (US0003M + 0.880%) due 09/11/2022 ~	30,698	30,801
1.311% (US0003M + 0.940%) due 02/28/2022 ~	64,284	64,701
2.016% (US0003M + 0.840%) due 07/16/2023 ~	40,960	40,924
2.601% due 09/11/2022	700	727
2.632% due 04/12/2021	1,200	1,220
Morgan Stanley
0.761% (SOFRRATE + 0.700%) due 01/20/2023 ~	24,800	24,744
2.028% (US0003M + 0.930%) due 07/22/2022 ~	133,520	134,223
2.420% (US0003M + 1.400%) due 10/24/2023 ~	35,600	36,043
National Bank of Canada 0.886% (US0003M + 0.330%) due 11/02/2020 ~	1,000	1,001
Nationwide Building Society 1.700% due 02/13/2023	45,800	47,206
NatWest Markets PLC 1.706% (US0003M + 1.400%) due 09/29/2022 ~	11,800	11,818
New York Life Global Funding 1.389% (US0003M + 0.280%) due 01/21/2022 ~	33,700	33,776
Nissan Motor Acceptance Corp.
0.833% (US0003M + 0.520%) due 03/15/2021 ~	8,509	8,318
0.996% due 09/28/2022 •	67,025	61,986
1.961% (US0003M + 0.650%) due 07/13/2022 ~	15,926	14,831
2.201% (US0003M + 0.890%) due 01/13/2022 ~	14,494	13,935
3.875% due 09/21/2023	4,000	4,010
Nordea Bank Abp 1.359% (US0003M + 0.990%) due 05/27/2021 ~	16,000	16,135
NRW Bank 0.676% (US0003M + 0.120%) due 02/01/2022 ~	50,800	51,125
ORIX Corp.
2.650% due 04/13/2021	26,630	26,951
2.900% due 07/18/2022	37,548	38,900
3.200% due 01/19/2022	6,000	6,182
PNC Bank N.A.
1.548% (US0003M + 0.450%) due 07/22/2022 ~	3,100	3,107
1.743% due 02/24/2023 •	3,200	3,255
Protective Life Global Funding
1.082% due 06/09/2023	14,700	14,824
2.615% due 08/22/2022	13,900	14,454
Royal Bank of Canada 2.800% due 04/29/2022	14,400	14,995
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~	180	180
1.862% (US0003M + 1.470%) due 05/15/2023 ~	79,003	79,066
Santander Holdings USA, Inc. 4.450% due 12/03/2021	13,200	13,759
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •	4,000	4,198
Santander UK PLC
0.970% (US0003M + 0.620%) due 06/01/2021 ~	31,488	31,594
1.052% (US0003M + 0.660%) due 11/15/2021 ~	4,865	4,892
1.625% due 02/12/2023	12,000	12,317
2.100% due 01/13/2023	10,000	10,343
3.400% due 06/01/2021	3,200	3,285
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,012
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	2,000	2,009

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~		71,400	71,582
2.744% due 09/10/2022 •		9,000	9,105
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		3,800	3,815
Sumitomo Mitsui Financial Group, Inc.
1.875% (US0003M + 0.740%) due 10/18/2022 ~		20,000	20,012
1.993% (US0003M + 1.680%) due 03/09/2021 ~		18,906	19,095
2.091% (US0003M + 0.780%) due 07/12/2022 ~		22,400	22,455
2.275% (US0003M + 1.140%) due 10/19/2021 ~		7,750	7,825
2.281% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,376
2.421% (US0003M + 1.110%) due 07/14/2021 ~		4,000	4,032
Swedbank AB 1.013% (US0003M + 0.700%) due 03/14/2022 ~		29,895	29,992
Toronto-Dominion Bank 0.569% (US0003M + 0.270%) due 03/17/2021 ~		17,000	17,027
Toyota Motor Credit Corp.
0.786% due 05/17/2022 •		7,500	7,492
0.798% (US0003M + 0.480%) due 09/08/2022 ~		5,800	5,795
2.001% due 01/11/2022 •		29,000	29,171
2.860% due 01/28/2021	AUD	6,000	4,181
UBS AG 0.830% (US0003M + 0.480%) due 12/01/2020 ~		$5,600	5,608
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		12,000	12,024
3.000% due 04/15/2021		2,300	2,346
3.091% due 04/14/2021 •		26,200	26,553
WEA Finance LLC 3.250% due 10/05/2020		3,500	3,505
Wells Fargo & Co. 2.164% due 02/11/2026 •		12,800	13,201
Wells Fargo Bank N.A. 1.608% (US0003M + 0.510%) due 10/22/2021 ~		800	803
			2,813,882
INDUSTRIALS 16.9%
AbbVie, Inc.
2.150% due 11/19/2021		600	612
2.300% due 05/14/2021		2,700	2,737
2.300% due 11/21/2022		2,800	2,898
3.375% due 09/15/2020		3,189	3,209
5.000% due 12/15/2021		800	841
Activision Blizzard, Inc. 2.300% due 09/15/2021		5,150	5,251
Anthem, Inc. 4.350% due 08/15/2020		1,300	1,306
AutoNation, Inc. 3.350% due 01/15/2021		300	301
Bacardi Ltd. 4.500% due 01/15/2021		3,300	3,326
BAT Capital Corp.
1.014% due 08/14/2020 •		98,000	98,009
1.272% (US0003M + 0.880%) due 08/15/2022 ~		20,000	19,914
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		18,900	18,880
1.323% (US0003M + 1.010%) due 12/15/2023 ~		36,000	35,912
3.500% due 06/25/2021		7,600	7,792
BMW Finance NV 1.225% (US0003M + 0.790%) due 08/12/2022 ~		30,000	29,701
BMW U.S. Capital LLC
1.721% (US0003M + 0.410%) due 04/12/2021 ~		24,610	24,537
1.841% (US0003M + 0.530%) due 04/14/2022 ~		18,800	18,612
2.013% (US0003M + 0.640%) due 04/06/2022 ~		12,705	12,574
Boeing Co. 2.300% due 08/01/2021		24,900	25,145
BP Capital Markets America, Inc. 0.966% (US0003M + 0.650%) due 09/19/2022 ~		42,303	42,525
Bristol-Myers Squibb Co.
0.766% (US0003M + 0.380%) due 05/16/2022 ~		128,600	128,952
2.600% due 05/16/2022		5,300	5,512
Broadcom, Inc. 3.125% due 10/15/2022		900	938
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,500	1,576
Carrier Global Corp. 1.923% due 02/15/2023		5,400	5,508
Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~		18,000	18,011
1.147% due 03/03/2022 •		10,500	10,523
1.163% (US0003M + 0.850%) due 09/14/2021 ~		9,000	9,062
1.356% (US0003M + 0.970%) due 02/16/2021 ~		3,000	3,010
2.091% due 09/14/2021		34,967	35,432
2.113% (US0003M + 1.070%) due 04/23/2021 ~		14,740	14,808
2.362% due 05/28/2021		19,800	19,984
2.381% due 09/17/2020		4,400	4,413

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.567% due 11/02/2021	10,800	11,021
2.849% due 03/03/2022	26,500	27,205
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~	49,138	49,326
4.464% due 07/23/2022	21,393	22,826
Cigna Corp. 0.949% (US0003M + 0.650%) due 09/17/2021 ~	19,500	19,501
Conagra Brands, Inc. 1.820% (US0003M + 0.500%) due 10/09/2020 ~	6,225	6,229
CVS Health Corp.
1.033% (US0003M + 0.720%) due 03/09/2021 ~	2,050	2,058
2.800% due 07/20/2020	6,000	6,005
D.R. Horton, Inc. 2.550% due 12/01/2020	5,300	5,338
Daimler Finance North America LLC
0.808% (US0003M + 0.450%) due 02/22/2021 ~	400	398
0.865% (US0003M + 0.430%) due 02/12/2021 ~	30,250	30,129
1.106% (US0003M + 0.550%) due 05/04/2021 ~	47,299	47,059
1.211% (US0003M + 0.670%) due 11/05/2021 ~	9,700	9,598
1.238% (US0003M + 0.880%) due 02/22/2022 ~	9,449	9,354
1.292% (US0003M + 0.900%) due 02/15/2022 ~	12,900	12,750
1.396% (US0003M + 0.840%) due 05/04/2023 ~	62,400	60,267
2.700% due 08/03/2020	2,000	2,003
3.350% due 05/04/2021	7,300	7,435
Delta Air Lines, Inc.
2.600% due 12/04/2020	7,280	7,161
3.625% due 03/15/2022	5,150	4,880
Dominion Energy Gas Holdings LLC
0.913% (US0003M + 0.600%) due 06/15/2021 ~	23,300	23,269
2.800% due 11/15/2020	900	906
Doosan Infracore Co. Ltd. 2.500% due 07/26/2020	17,471	17,485
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	25,000	24,868
Eni SpA 4.150% due 10/01/2020	10,000	10,042
ERAC USA Finance LLC 5.250% due 10/01/2020	1,231	1,242
Fresenius Medical Care U.S. Finance, Inc. 4.125% due 10/15/2020	1,497	1,499
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	2,000	1,973
General Motors Co.
1.210% (US0003M + 0.900%) due 09/10/2021 ~	5,065	5,010
1.274% (US0003M + 0.800%) due 08/07/2020 ~	30,109	30,102
Georgia-Pacific LLC 5.400% due 11/01/2020	700	711
Hewlett Packard Enterprise Co. 3.600% due 10/15/2020	4,862	4,893
Hyundai Capital America
1.108% due 09/18/2020 •	500	499
1.308% (US0003M + 1.000%) due 09/18/2020 ~	206	206
2.292% due 07/08/2021 •	3,316	3,281
2.292% (US0003M + 0.940%) due 07/08/2021 ~	2,000	1,979
2.375% due 02/10/2023	11,000	11,096
2.450% due 06/15/2021	476	479
2.750% due 09/18/2020	20,311	20,356
3.000% due 10/30/2020	7,831	7,867
3.000% due 03/18/2021	170	172
3.450% due 03/12/2021	1,845	1,867
3.750% due 07/08/2021	5,300	5,402
Imperial Brands Finance PLC 3.750% due 07/21/2022	12,500	13,055
Kinder Morgan, Inc. 2.499% (US0003M + 1.280%) due 01/15/2023 ~	6,861	6,862
Komatsu Finance America, Inc. 2.118% due 09/11/2020	17,025	17,062
Kraft Heinz Foods Co.
1.268% (US0003M + 0.820%) due 08/10/2022 ~	45,266	44,264
2.800% due 07/02/2020	7,132	7,132
Masco Corp. 3.500% due 04/01/2021	16,600	16,830
Microchip Technology, Inc. 3.922% due 06/01/2021	4,800	4,895
Mitsubishi Corp. 2.625% due 07/14/2022	6,300	6,492
Moody's Corp. 2.625% due 01/15/2023	5,000	5,243
Mylan NV
3.150% due 06/15/2021	15,790	16,122
3.750% due 12/15/2020	567	573
NetApp, Inc. 3.375% due 06/15/2021	1,550	1,585
NXP BV
3.875% due 09/01/2022	500	529
4.125% due 06/01/2021	5,800	5,974

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

Occidental Petroleum Corp. 1.398% (US0003M + 0.950%) due 02/08/2021 ~	16,000	15,764
Panasonic Corp. 2.536% due 07/19/2022	7,500	7,722
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	16,700	17,687
Phillips 66 0.960% (US0003M + 0.600%) due 02/26/2021 ~	1,100	1,098
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~	18,450	18,427
Ryder System, Inc. 3.500% due 06/01/2021	3,700	3,781
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	3,200	3,393
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	2,031	2,059
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	2,300	2,397
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	1,000	1,022
4.000% due 11/26/2021	19,900	20,780
Telefonica Emisiones S.A. 5.462% due 02/16/2021	14,245	14,666
Time Warner Cable LLC 4.125% due 02/15/2021	2,806	2,838
TransCanada PipeLines Ltd. 9.875% due 01/01/2021	1,800	1,876
VMware, Inc. 2.950% due 08/21/2022	3,600	3,725
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~	1,500	1,495
1.375% (US0003M + 0.940%) due 11/12/2021 ~	9,627	9,599
4.000% due 11/12/2021	800	833
Volkswagen International Finance NV 4.000% due 08/12/2020	3,690	3,701
Wm Wrigley Jr Co. 3.375% due 10/21/2020	200	201
Woodside Finance Ltd. 4.600% due 05/10/2021	900	916
Woolworths Group Ltd.
4.000% due 09/22/2020	1,000	1,006
4.550% due 04/12/2021	1,000	1,026
ZF North America Capital, Inc. 4.500% due 04/29/2022	1,150	1,185
Zoetis, Inc. 3.450% due 11/13/2020	2,400	2,421
		1,413,794
UTILITIES 4.8%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	91,000	91,469
1.314% (US0003M + 0.890%) due 02/15/2023 ~	16,500	16,423
CenterPoint Energy, Inc. 3.600% due 11/01/2021	200	208
Consolidated Edison Co. of New York, Inc. 0.697% (US0003M + 0.400%) due 06/25/2021 ~	11,000	11,023
Duke Energy Corp. 0.965% (US0003M + 0.650%) due 03/11/2022 ~	41,400	41,377
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	600	633
Enel Finance International NV 2.875% due 05/25/2022	7,200	7,451
Evergy, Inc. 4.850% due 06/01/2021	2,000	2,055
Eversource Energy 2.750% due 03/15/2022	7,000	7,257
Exelon Corp. 5.150% due 12/01/2020	11,800	11,886
FirstEnergy Corp. 2.850% due 07/15/2022	5,700	5,916
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	10,000	10,267
National Grid North America, Inc. 2.375% due 09/30/2020	12,420	12,448
National Rural Utilities Cooperative Finance Corp. 0.683% (US0003M + 0.375%) due 06/30/2021 ~	16,000	16,025
NextEra Energy Capital Holdings, Inc.
0.921% (US0003M + 0.550%) due 08/28/2021 ~	6,200	6,202
1.080% (US0003M + 0.720%) due 02/25/2022 ~	16,800	16,896
1.950% due 09/01/2022	6,100	6,278
2.403% due 09/01/2021	4,700	4,807
2.900% due 04/01/2022	8,500	8,850
3.342% due 09/01/2020	23,000	23,110
Pacific Gas & Electric Co. 3.850% due 11/15/2023 ^(b)	400	445

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

Pacific Gas and Electric Co.
1.750% due 06/16/2022	39,400	39,562
1.795% (US0003M + 1.480%) due 06/16/2022 ~	21,600	21,637
4.250% due 08/01/2023	100	114
PacifiCorp 2.950% due 02/01/2022	4,250	4,398
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	9,267	9,284
Sinopec Group Overseas Development Ltd. 2.250% due 09/13/2020	3,000	3,006
Telstra Corp. Ltd. 4.800% due 10/12/2021	6,500	6,810
Verizon Communications, Inc. 1.492% (US0003M + 1.100%) due 05/15/2025 ~	13,200	13,370
		399,207
Total Corporate Bonds & Notes (Cost $4,616,369)		4,626,883
MUNICIPAL BONDS & NOTES 0.2%
MISSISSIPPI 0.2%
Mississippi State General Obligation Bonds, Series 2017 0.578% (US0001M + 0.400%) due 11/01/2028 ~	11,700	11,662
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.121% (US0003M + 0.130%) due 10/25/2036 ~	1,288	1,222
Total Municipal Bonds & Notes (Cost $12,967)		12,884
U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
0.485% due 01/25/2048 •	3,471	3,450
0.518% due 12/25/2048 •	20,098	19,950
0.585% due 09/25/2043 - 08/25/2049 •	7,730	7,721
0.635% due 07/25/2049 - 08/25/2049 •(f)	99,502	99,620
0.635% due 07/25/2049 - 08/25/2049 •	11,489	11,501
0.670% due 03/25/2048 •	3,826	3,817
0.670% due 06/25/2048 •(f)	21,118	20,994
0.685% due 12/25/2049 - 08/25/2059 •(f)	74,229	74,399
0.690% due 08/25/2044 - 01/25/2045 •	13,700	13,598
0.720% due 10/25/2044 - 12/25/2044 •(f)	112,233	112,301
0.720% due 11/25/2044 - 05/25/2058 •	56,194	56,099
0.770% due 07/25/2044 - 09/25/2049 •	6,666	6,668
0.770% due 05/25/2049 •(f)	27,233	27,221
0.790% due 11/25/2046 •	4,031	4,032
0.810% due 12/25/2046 •	3,456	3,459
0.820% due 07/25/2046 •(f)	37,825	37,876
1.335% due 08/25/2044	15,561	15,493
Freddie Mac
0.513% due 11/25/2021 •	7,531	7,514
0.523% due 06/25/2025 •	12,483	12,566
0.533% due 09/25/2021 •	1,433	1,434
0.544% due 10/15/2040 «•	10,000	9,948
0.585% due 06/15/2035 - 12/15/2046 •	28,309	28,314
0.590% due 07/25/2050 •	12,000	12,007
0.615% due 06/15/2036 •	1,429	1,432
0.635% due 11/15/2044 - 09/25/2049 •	35,105	35,150
0.690% due 05/15/2038 •	5,556	5,567
0.700% due 05/15/2041 •	5,696	5,704
0.710% due 06/15/2040 •	5,568	5,569
0.720% due 12/15/2036 - 07/15/2044 •	173,949	174,295
0.720% due 03/15/2037 - 09/15/2044 •(f)	270,424	269,332
0.735% due 06/15/2041 •	6,261	6,306
0.770% due 01/15/2037 - 01/15/2040 •	137,996	138,871
0.810% due 11/15/2042 •	2,811	2,829
0.820% due 12/15/2037 - 05/15/2038 •	7,316	7,292
0.850% due 07/09/2025 (a)	10,000	10,000
0.900% due 06/30/2025	15,670	15,682
1.500% due 12/15/2042	6,588	6,650
2.500% due 07/25/2034	129,944	131,864
2.500% due 10/25/2048 (f)	52,392	53,296
2.852% due 10/15/2037 (f)	78,177	77,992
Ginnie Mae
0.490% due 03/20/2037 •	1,708	1,703
0.500% due 04/20/2037 •	2,064	2,063
0.503% due 06/20/2066 •	120	120
0.573% due 02/20/2043 - 02/20/2046 •	73,424	73,157
0.640% due 04/20/2049 •	13,317	13,324
0.773% due 06/20/2067 •	535	534
0.803% due 04/20/2061 •	1,336	1,336
0.890% due 04/20/2070 •	22,019	22,336
0.933% due 03/20/2065 •	8,773	8,797
1.053% due 08/20/2067 •	2,407	2,429

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.103% due 05/20/2066 •		5,548	5,601
1.586% due 06/20/2067 •		5,324	5,418
1.823% due 08/20/2062 ~		3,731	3,737
1.904% due 04/20/2067 •		5,328	5,438
2.500% due 01/20/2049 - 10/20/2049 (f)		89,745	91,904
2.675% due 11/20/2067 •		1,434	1,468
2.916% due 09/20/2067 •		16,264	16,639
3.310% due 07/20/2067 •		8,363	8,539
Total U.S. Government Agencies (Cost $1,799,373)			1,802,356
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
280 Park Avenue Mortgage Trust 1.065% due 09/15/2034 •		15,000	14,920
AREIT Trust 2.805% due 04/14/2037 •		20,900	21,012
Ashford Hospitality Trust 1.085% due 04/15/2035 •		6,063	5,650
Atrium Hotel Portfolio Trust 1.135% due 06/15/2035 •		5,000	4,708
Bancorp Commercial Mortgage Trust 1.235% due 09/15/2036 •		19,359	18,597
Brass PLC 1.086% due 11/16/2066 •		11,389	11,383
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		18,167	18,515
Commercial Mortgage Trust
3.373% due 10/10/2048		2,000	2,100
3.391% due 05/15/2045		1,711	1,749
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		4,653	4,841
DBCG Mortgage Trust 0.885% due 06/15/2034 •		9,000	8,809
Eurosail PLC 0.000% due 03/13/2045 •	EUR	3,822	4,243
Exantas Capital Corp. Ltd. 1.194% due 04/15/2036 •		$19,599	19,075
Gosforth Funding PLC
0.786% due 12/19/2059 •		1,131	1,131
0.810% due 08/25/2060 •		17,944	17,941
GPMT Ltd. 1.094% due 11/21/2035 •		1,312	1,285
GS Mortgage Securities Corp. Trust
0.885% due 07/15/2032 •		5,000	4,963
3.419% due 10/10/2032		24,000	24,063
GS Mortgage Securities Trust 3.707% due 08/10/2044		36,325	36,717
Harben Finance PLC 1.056% due 08/20/2056 •	GBP	3,287	4,061
Hawksmoor Mortgages 1.287% due 05/25/2053 •		58,723	72,739
Holmes Master Issuer PLC
1.579% due 10/15/2054 •		$5,571	5,570
1.639% due 10/15/2054 •		17,625	17,612
JPMorgan Chase Commercial Mortgage Securities Trust
1.185% due 06/15/2032 •		18,471	17,440
3.093% due 07/05/2032		5,581	5,702
Lehman XS Trust 0.725% due 12/25/2035 •		570	539
MF1 Ltd. 1.315% due 12/25/2034 •		25,000	24,657
Motel 6 Trust 1.105% due 08/15/2034 •		4,515	4,438
PFP Ltd. 1.245% due 04/14/2037 •		17,900	17,416
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	4,731	5,850
Rosslyn Portfolio Trust 1.939% due 06/15/2033 •		$14,500	14,248
Silverstone Master Issuer PLC 1.659% (US0003M + 0.550%) due 01/21/2070 ~		1,995	1,996
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		19,896	20,511
Warwick Finance Residential Mortgages PLC 1.682% due 09/21/2049 •	GBP	12,246	15,181
Wells Fargo Commercial Mortgage Trust
0.916% due 12/15/2036 •		$3,065	3,018
1.035% due 12/13/2031 •		5,000	4,752
Wells Fargo-RBS Commercial Mortgage Trust
0.754% due 08/15/2047 •		14,392	14,163

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.695% due 03/15/2045		99	101
Total Non-Agency Mortgage-Backed Securities (Cost $479,369)			471,696
ASSET-BACKED SECURITIES 13.7%
Ally Auto Receivables Trust 1.780% due 08/16/2021		23	23
Ally Master Owner Trust 0.505% due 07/15/2022 •		8,100	8,103
Arbor Realty Collateralized Loan Obligation Ltd. 1.175% due 12/15/2027 •		6,050	5,942
Atrium Corp. 1.928% due 04/22/2027 •		9,620	9,467
Aurium CLO DAC 0.680% due 10/13/2029 •(f)	EUR	12,500	13,878
B&M CLO Ltd. 1.906% due 04/16/2026 •		$185	185
Babson Euro CLO BV 0.659% due 10/25/2029 •	EUR	6,229	6,934
Barings Euro CLO BV 0.680% due 07/27/2030 •(f)		11,200	12,499
Benefit Street Partners CLO Ltd. 1.915% due 07/18/2027 •		$1,376	1,365
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	7,714	8,619
BMW Canada Auto Trust
1.956% due 09/20/2022	CAD	23,502	17,419
2.153% due 10/20/2021		4,696	3,471
Brookside Mill CLO Ltd. 1.955% due 01/17/2028 •		$5,334	5,253
Canadian Pacer Auto Receivables Trust 0.394% due 11/21/2022 •		23,800	23,747
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	3,700	4,137
CarMax Auto Owner Trust 1.400% due 08/15/2021		$185	185
Chesapeake Funding LLC
0.555% due 08/15/2030 •		9,481	9,315
1.910% due 08/15/2029		5,570	5,590
1.950% due 09/15/2031		13,624	13,882
CIFC Funding Ltd. 1.851% due 10/25/2027 •		15,500	15,285
CNH Capital Canada Receivables Trust 2.103% due 02/15/2022	CAD	523	386
CNH Equipment Trust 2.520% due 08/15/2024		$15,500	15,895
Commonbond Student Loan Trust 2.550% due 05/25/2041		699	715
CoreVest American Finance Trust 2.968% due 10/15/2049		3,585	3,651
Denali Capital CLO LLC 2.041% due 10/26/2027 •		6,000	5,938
DLL LLC 2.270% due 05/20/2022		8,701	8,752
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		16,551	16,411
ECMC Group Student Loan Trust 0.935% due 02/27/2068 •		16,703	16,248
Enterprise Fleet Financing LLC 1.780% due 12/22/2025		30,000	30,377
Evergreen Credit Card Trust
0.535% due 07/15/2022 •		36,300	36,303
0.555% due 10/16/2023 •		39,500	39,575
0.665% due 01/15/2023 •		30,000	30,059
First Franklin Mortgage Loan Trust 0.920% due 09/25/2035 •		1,820	1,830
Flagship CLO Ltd. 2.026% due 01/16/2026 •		1,927	1,914
Ford Auto Securitization Trust 2.319% due 04/15/2022	CAD	977	722
Ford Credit Floorplan Master Owner Trust
0.535% due 09/15/2022 •		$5,000	5,000
2.230% due 09/15/2024		33,900	34,449
Gallatin CLO Ltd.
2.159% due 01/21/2028 •		14,953	14,733
2.269% (US0003M + 1.050%) due 07/15/2027 ~		29,616	29,291
GM Financial Automobile Leasing Trust 0.370% due 06/21/2021 •		686	686
GM Financial Consumer Automobile 1.780% due 10/18/2021		73	73
GM Financial Consumer Automobile Receivables Trust 0.425% due 08/16/2022 •		12,848	12,851
GMF Floorplan Owner Revolving Trust 0.615% due 07/15/2022 •		25,400	25,397
Halcyon Loan Advisors Funding Ltd.
2.055% due 04/20/2027 •		7,487	7,409

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.265% due 04/18/2026 •		31	31
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	9,171	10,214
Hertz Fleet Lease Funding LP
0.647% due 01/10/2033 •		$6,640	6,566
0.677% due 05/10/2032 •		3,410	3,397
HPEFS Equipment Trust 2.210% due 09/20/2029		2,700	2,745
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		4,178	4,146
Jubilee CLO BV 0.442% due 12/15/2029 •	EUR	8,400	9,386
LCM LP 2.175% due 10/20/2027 •		$6,350	6,243
Marathon CLO Ltd. 1.244% due 11/21/2027 •		9,865	9,776
Master Credit Card Trust 0.680% due 07/21/2024 •		10,000	9,938
Monarch Grove CLO 1.871% due 01/25/2028 •		25,285	25,000
Motor PLC 0.715% due 09/25/2024 •		172	172
Mountain View CLO Ltd. 2.131% due 10/13/2027 •		3,741	3,683
Navient Private Education Loan Trust 1.435% due 02/15/2029 •		3,299	3,297
Navient Private Education Refi Loan Trust 0.535% due 11/15/2068 •		4,978	4,961
Navient Student Loan Trust
0.435% due 06/27/2067 •		3,232	3,228
0.455% due 02/27/2068 •		3,167	3,163
0.535% due 03/25/2067 •		15,940	15,822
0.565% due 03/25/2067 •		11,477	11,414
0.935% due 03/25/2066 •		1,815	1,808
Nelnet Student Loan Trust
0.470% due 08/23/2027 •		1,327	1,324
0.885% due 09/27/2038 •		18,678	18,142
1.035% due 02/25/2066 •		10,981	10,668
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •		6,774	6,712
Nissan Auto Receivables Owner Trust 1.740% due 08/16/2021		1,306	1,309
Nissan Master Owner Trust Receivables 0.615% due 11/15/2023 •		15,000	14,927
Ocean Trails CLO 1.334% due 08/13/2025 •		47	47
OCP CLO Ltd.
1.811% due 10/26/2027 •		15,912	15,755
1.985% due 04/17/2027 •		3,839	3,813
2.019% due 07/15/2027 •		3,946	3,920
Octagon Investment Partners Ltd. 2.069% due 07/15/2027 •		7,100	6,984
Palmer Square Loan Funding Ltd.
1.819% due 04/15/2026 •		4,431	4,399
1.869% due 07/15/2026 •		6,746	6,696
Santander Retail Auto Lease Trust 1.890% due 09/20/2022		10,118	10,215
Silver Arrow Canada LP 2.361% due 01/15/2023	CAD	25,100	18,545
SLC Student Loan Trust
0.413% due 09/15/2026 •		$846	845
0.423% due 03/15/2027 •		3,777	3,736
0.433% due 06/15/2029 •		2,041	2,010
SLM Student Loan Trust
0.635% due 06/25/2043 •		22,042	20,936
0.835% due 12/27/2038 •		12,042	11,671
0.835% due 06/25/2055 •		13,026	12,498
0.863% due 12/15/2025 •		2,525	2,507
1.081% due 01/26/2026 •		10,649	10,587
1.101% due 01/25/2027 •		1,401	1,399
1.111% due 01/25/2027 •		3,339	3,292
1.541% due 04/27/2026 •		395	395
1.541% due 01/25/2028 •		3,185	3,179
1.591% due 10/25/2029 •		35,000	34,421
1.641% due 01/25/2022 •		1,286	1,190
SMB Private Education Loan Trust
1.335% due 05/15/2026 •		4,192	4,197
2.340% due 09/15/2034		6,129	6,231
2.430% due 02/17/2032		7,019	7,181
2.700% due 05/15/2031		6,943	7,108
2.750% due 07/15/2027		375	381
SoFi Consumer Loan Program LLC 3.280% due 01/26/2026		609	611
SoFi Professional Loan Program LLC
0.885% due 03/26/2040 •		434	431
1.385% due 06/25/2033 •		522	523

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.860% due 11/26/2040	293	294
2.130% due 11/16/2048	6,374	6,419
2.360% due 12/27/2032	1,028	1,038
2.390% due 02/25/2042	1,434	1,437
2.780% due 08/17/2048	8,690	8,758
3.180% due 06/15/2048	3,383	3,406
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	1,969	1,974
3.080% due 01/25/2048	221	223
3.120% due 02/25/2048	379	381
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	25,386	25,707
Starwood Waypoint Homes Trust 1.135% due 01/17/2035 •	13,742	13,704
Structured Asset Securities Corp. Mortgage Loan Trust 0.755% due 05/25/2035 •	5,373	5,258
Symphony CLO Ltd. 2.099% due 04/15/2028 •	7,000	6,939
Telos CLO Ltd. 2.085% due 04/17/2028 •	15,829	15,636
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •	5,646	5,578
Towd Point Mortgage Trust 0.785% due 02/25/2057 •	3,233	3,212
Toyota Auto Receivables Owner Trust 0.315% due 02/15/2022 •	6,583	6,584
Tralee CLO Ltd. 2.165% due 10/20/2027 •	22,063	21,779
Trillium Credit Card Trust
0.530% due 09/26/2023 •	10,025	10,025
0.550% due 12/26/2024 •	17,000	17,005
0.660% due 01/26/2024 •	22,400	22,435
Venture CLO Ltd.
2.069% due 01/15/2028 •	13,982	13,700
2.099% due 04/15/2027 •	8,633	8,482
Volkswagen Auto Loan Enhanced Trust 2.810% due 07/20/2021	22	22
Voya CLO Ltd. 1.711% due 07/25/2026 •	4,105	4,082
WhiteHorse Ltd.
2.065% due 04/17/2027 •	2,069	2,056
2.295% due 07/17/2026 •	2,022	2,016
World Omni Auto Receivables Trust 1.300% due 02/15/2022	387	388
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •	14,362	14,182
Zais CLO Ltd. 2.369% due 04/15/2028 •	24,995	24,755
Total Asset-Backed Securities (Cost $1,155,872)		1,145,214
SOVEREIGN ISSUES 3.0%
CPPIB Capital, Inc. 1.206% (US0003M + 0.030%) due 10/16/2020 ~	5,000	5,003
Export Development Canada 1.960% due 01/29/2025	127,000	128,245
Export-Import Bank of India
1.374% (US0003M + 1.000%) due 08/21/2022 ~	16,705	16,296
2.750% due 08/12/2020	13,500	13,513
3.125% due 07/20/2021	8,448	8,524
Export-Import Bank of Korea 0.822% (US0003M + 0.525%) due 06/25/2022 ~	2,400	2,398
Hungary Government International Bond 6.375% due 03/29/2021	1,902	1,980
Japan Bank for International Cooperation 1.499% (US0003M + 0.390%) due 07/21/2020 ~	65,900	65,913
Korea Development Bank 0.771% (US0003M + 0.475%) due 10/01/2022 ~	750	747
SNCF Reseau 2.000% due 10/13/2020	4,000	4,017
Total Sovereign Issues (Cost $245,633)		246,636
SHORT-TERM INSTRUMENTS 11.0%
CERTIFICATES OF DEPOSIT 1.4%
Bank of Montreal 0.480% (SOFRRATE + 0.400%) due 10/02/2020 ~	52,600	52,641
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~	49,900	49,966

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

Sumitomo Mitsui Banking Corp. 1.691% (US0003M + 0.380%) due 10/12/2021 ~	15,800	15,809
		118,416
COMMERCIAL PAPER 3.7%
American Honda Finance Corp.
1.900% due 07/20/2020	25,000	24,997
1.950% due 09/03/2020	34,500	34,466
2.000% due 09/03/2020	6,400	6,394
BAYER Corp. 2.400% due 08/17/2020	13,000	12,993
BP Capital Markets PLC
1.620% due 09/08/2020	22,000	21,990
1.800% due 08/03/2020	20,000	19,997
Exxon Mobil Corp. 0.850% due 07/27/2020	80,000	79,991
Hyundai Capital America 0.750% due 07/21/2020	5,000	4,998
Schlumberger Investment S.A. 1.950% due 10/28/2020	50,000	49,837
Shell International Finance B.V. 2.650% due 08/03/2020	17,900	17,896
Walgreens Boots Alliance, Inc.
0.640% due 08/18/2020	4,900	4,896
0.650% due 08/25/2020	1,482	1,480
Walt Disney Co.
1.950% due 07/14/2020	5,000	5,000
1.950% due 07/21/2020	26,500	26,498
1.950% due 07/30/2020	1,000	1,000
		312,433
REPURCHASE AGREEMENTS (e) 5.4%		449,582
U.S. TREASURY BILLS 0.0%
0.104% due 07/23/2020 (c)(d)(j)	18	18
U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
0.133% due 09/22/2020 (c)(d)(h)(j)	43,000	42,988
Total Short-Term Instruments (Cost $922,799)		923,437
Total Investments in Securities (Cost $9,232,382)		9,229,106
Total Investments 110.5% (Cost $9,232,382)		$9,229,106
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $114)		(4,340)
Other Assets and Liabilities, net (10.4)%		(873,713)
Net Assets 100.0%		$8,351,053

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	0.115%	06/30/2020	07/06/2020	$200,000	U.S. Treasury Notes 2.125% due 09/30/2024			$(203,954)	$200,000	$200,001
BOS	0.120	07/01/2020	07/02/2020	91,300	U.S. Treasury Bonds 4.375% due 05/15/2040			(93,203)	91,300	91,300
FICC	0.000	06/30/2020	07/01/2020	468	U.S. Treasury Notes 1.875% due 04/30/2022			(478)	468	468
JPS	0.100	06/30/2020	07/01/2020	5,400	U.S. Treasury Notes 0.250% due 06/30/2025			(5,514)	5,400	5,400
	0.120	06/30/2020	07/01/2020	113,400	U.S. Treasury Bonds 3.000% due 11/15/2044			(115,370)	113,400	113,400
MBC	0.130	06/30/2020	07/01/2020	35,900	U.S. Treasury Notes 2.125% due 12/31/2022			(37,039)	35,900	35,900
SSB	0.000	06/30/2020	07/01/2020	3,114				(0)	3,114	3,114
Total Repurchase Agreements								$(455,558)	$449,582	$449,583
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed		Payable for Reverse Repurchase Agreements
BOS				0.250%	06/11/2020	07/14/2020		$(177,904)		$(177,929)
BPS				0.771	04/14/2020	10/14/2020	EUR	(18,905)		(21,274)
CIB				0.260	06/12/2020	07/16/2020		$(95,779)		(95,792)
FAR				0.240	06/08/2020	07/09/2020		(211,693)		(211,725)
TDM				0.270	06/12/2020	07/13/2020		(307,967)		(308,011)
Total Reverse Repurchase Agreements										$(814,731)
(f)				Securities with an aggregate market value of $855,322 and cash of $6,568 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,680,468) at a weighted average interest rate of 0.787%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset		Liability
U.S. Treasury 10-Year Note September Futures				09/2020	2,210	$307,570	$804	$0		$(346)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset		Liability
U.S. Treasury 5-Year Note September Futures				09/2020	5,941	$(747,034)	$(1,782)	$185		$0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury 10-Year Ultra September Futures	09/2020	1,031	(162,366)	(835)	258	0
$(2,617)	$443	$0
Total Futures Contracts	$(1,813)	$443	$(346)
SWAP AGREEMENTS:
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$833,000	$0	$(81)	$(81)	$0	$(38)
3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	637,200	0	(65)	(65)	0	(29)
$0	$(146)	$(146)	$0	$(67)
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	198,100	$114	$(9,191)	$(9,077)	$0	$(3)
Total Swap Agreements	$114	$(9,337)	$(9,223)	$0	$(70)
(h)	Securities with an aggregate market value of $545 and cash of $12,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	08/2020	CAD	62,105	$44,141	$0	$(1,574)
CBK	08/2020	GBP	83,075	101,368	0	(1,591)
08/2020	JPY	9,759,528	91,333	882	0
GLM	08/2020	887,228	8,315	92	0
HUS	08/2020	$4,153	CAD	5,719	60	(4)
08/2020	2,913	GBP	2,337	0	(17)
MYI	08/2020	EUR	43,243	$46,945	0	(1,685)
08/2020	$1,339	CAD	1,813	0	(5)
SCX	07/2020	83,290	JPY	8,969,231	0	(211)
08/2020	AUD	6,100	$3,975	0	(233)
08/2020	GBP	71	88	0	0
08/2020	$2,759	GBP	2,253	34	0
08/2020	98,294	JPY	10,600,000	0	(70)
TOR	07/2020	15,150	1,630,769	0	(45)
Total Forward Foreign Currency Contracts	$1,068	$(5,435)
(j)

Securities with an aggregate market value of $3,576 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,813,882	$0	$2,813,882
Industrials	0	1,413,794	0	1,413,794
Utilities	0	399,207	0	399,207
Municipal Bonds & Notes
Mississippi	0	11,662	0	11,662
Pennsylvania	0	1,222	0	1,222
U.S. Government Agencies	0	1,792,408	9,948	1,802,356
Non-Agency Mortgage-Backed Securities	0	471,696	0	471,696
Asset-Backed Securities	0	1,145,214	0	1,145,214
Sovereign Issues	0	246,636	0	246,636
Short-Term Instruments
Certificates of Deposit	0	118,416	0	118,416
Commercial Paper	0	312,433	0	312,433
Repurchase Agreements	0	449,582	0	449,582
U.S. Treasury Bills	0	18	0	18

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury Cash Management Bills	0	42,988	0	42,988
Total Investments	$0	$9,219,158	$9,948	$9,229,106
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	443	0	0	443
Over the counter	0	1,068	0	1,068
	$443	$1,068	$0	$1,511
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(346)	(70)	0	(416)
Over the counter	0	(5,435)	0	(5,435)
	$(346)	$(5,505)	$0	$(5,851)
Total Financial Derivative Instruments	$97	$(4,437)	$0	$(4,340)
Totals	$97	$9,214,721	$9,948	$9,224,766

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.9% ¤
MUNICIPAL BONDS & NOTES 80.4%
ALABAMA 1.0%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	$2,750	$2,750
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	517
		3,267
ARIZONA 1.1%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,596
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	933
		3,529
CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 2.000% due 04/01/2034	2,300	2,310
California County Tobacco Securitization Agency Revenue Notes, Series 2020 4.000% due 06/01/2023	400	438
Long Beach, California Harbor Revenue Notes, Series 2020 4.000% due 07/15/2021	1,500	1,552
		4,300
COLORADO 0.8%
University of Colorado Hospital Authority Revenue Bonds, Series 2017 5.000% due 11/15/2038	2,500	2,618
CONNECTICUT 6.5%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	675
5.000% due 08/15/2022	2,030	2,182
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2024	1,000	1,160
5.000% due 05/01/2025	500	598
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,632
Connecticut State General Obligation Bonds, Series 2013 1.080% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	1,980
Connecticut State General Obligation Notes, Series 2020 5.000% due 01/15/2025	650	771
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	2,000	2,052
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,000	1,018
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	4,790	5,358
Metropolitan District, Connecticut General Obligation Notes, Series 2018
5.000% due 07/15/2022	1,000	1,091
5.000% due 07/15/2023	500	565
		21,082
DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031 (a)	1,250	1,258
DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	1,070	1,153

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Notes, Series 2020 5.000% due 07/15/2026	1,100	1,376
		2,529
FLORIDA 5.0%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	838
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	603
5.000% due 10/01/2026	900	1,113
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	818
Florida State General Obligation Notes, Series 2016 5.000% due 06/01/2022	730	796
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	2,220	2,652
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,455
Miami-Dade County, Florida Expressway Authority Revenue Notes, Series 2013 5.000% due 07/01/2022	675	726
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	1,750	1,770
5.000% due 10/01/2023	2,765	3,182
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2025 (b)	125	112
		16,065
GEORGIA 2.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,573
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	1,000	1,005
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	2,500	2,595
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2007 5.000% due 03/15/2021	1,275	1,310
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.946% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,083
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,609
		9,175
ILLINOIS 8.3%
Chicago, Illinois General Obligation Bonds, Series 2002 5.250% due 01/01/2022	500	515
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	500	513
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	3,000	3,077
Illinois Finance Authority Revenue Bonds, Series 2016 1.471% (0.7*US0001M + 1.350%) due 05/01/2036 ~	1,000	1,000
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	2,000	2,025
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	912
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,437
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	2,290	2,381
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2020	1,000	1,008
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,120
Illinois State General Obligation Notes, Series 2020 5.125% due 05/01/2022	1,250	1,300
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	1,795	1,919
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,385	1,450
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	610	621
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	1,000	1,178
5.000% due 01/01/2026	750	903
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,000	1,105

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 6.000% due 07/01/2021	1,285	1,349
		26,813
INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2009 0.110% due 11/01/2039	900	900
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	1,500	1,520
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series 2019 1.450% due 06/01/2021	1,500	1,500
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,250	1,365
		5,285
KANSAS 1.6%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.621% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,066
KENTUCKY 1.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,747
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,250	1,413
Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	1,000	1,007
		5,167
LOUISIANA 0.5%
Louisiana State Citizens Property Insurance Corp. Revenue Notes, (AGM Insured), Series 2015 5.000% due 06/01/2021	775	805
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	700	685
		1,490
MARYLAND 0.4%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,045	1,238
MASSACHUSETTS 4.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	2,350	2,409
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,259
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.630% (MUNIPSA + 0.500%) due 07/01/2038 ~	2,500	2,492
Massachusetts Development Finance Agency Revenue Notes, Series 2018
5.000% due 07/01/2022	700	754
5.000% due 07/01/2023	750	836
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	1,710	2,060
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	2,250	2,494
		13,304
MICHIGAN 1.5%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	4,250	4,707
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 5.125% due 06/01/2022	330	331
		5,038
MINNESOTA 0.4%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 5.000% due 01/01/2022	250	266
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2017 5.000% due 01/01/2021	1,000	1,023
		1,289
MISSISSIPPI 0.6%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	2,114
MISSOURI 0.5%
Columbia, Missouri Water & Electric System Revenue Notes, Series 2019 5.000% due 10/01/2020	1,585	1,603

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

MONTANA 0.3%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.680% (MUNIPSA + 0.550%) due 08/15/2037 ~	1,020	1,018
NEBRASKA 1.0%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,100	1,293
Lincoln, Nebraska Electric System Revenue Notes, Series 2013 5.000% due 09/01/2021	1,015	1,071
Municipal Energy Agency of Nebraska Revenue Notes, Series 2016 5.000% due 04/01/2021	445	460
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	495	506
		3,330
NEVADA 1.7%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	1,700	1,714
Clark Department of Aviation, Nevada Revenue Notes, Series 2019 5.000% due 07/01/2020	2,250	2,250
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	1,500	1,519
		5,483
NEW JERSEY 1.9%
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	850	849
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM/CR Insured), Series 2006 5.250% due 12/15/2020	750	765
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2021	1,000	1,026
New Jersey Turnpike Authority Revenue Notes, Series 2017 0.461% (0.7*US0001M + 0.340%) due 01/01/2021 ~	1,000	998
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	2,250	2,427
		6,065
NEW MEXICO 1.1%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,530
NEW YORK 7.8%
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	2,500	3,232
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.936% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,000	962
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	2,875	3,183
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	1,750	1,828
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	1,000	1,011
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,832
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	1,500	1,519
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015 5.000% due 11/01/2021	875	929
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002 5.000% due 11/01/2022	2,500	2,766
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,072
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 0.554% (0.67*SOFRRATE + 0.500%) due 11/15/2038 ~	3,300	3,296
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	1,500	1,552
		25,182
NORTH CAROLINA 0.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2018 0.120% due 01/15/2048	1,500	1,500

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.516% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,500	1,485
		2,985
OHIO 2.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	1,500	1,511
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2021	1,250	1,286
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,486
5.000% due 11/15/2024	725	844
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016 5.000% due 12/01/2022	1,415	1,545
		6,672
OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025 (a)	450	527
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020 0.000% due 06/15/2024 (a)(c)	250	280
		807
PENNSYLVANIA 4.6%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.619% (0.7*US0001M + 0.490%) due 01/01/2030 ~	1,750	1,735
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	1,100	1,296
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	1,500	1,658
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.850% (MUNIPSA + 0.720%) due 09/01/2051 ~	1,500	1,500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.161% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,493
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	2,750	2,819
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.730% (MUNIPSA + 0.600%) due 12/01/2023 ~	3,000	2,941
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015 5.000% due 08/01/2020	1,500	1,505
		14,947
SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,623
TEXAS 10.1%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015 5.000% due 01/01/2045	1,750	1,751
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	1,250	1,275
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 0.120% due 12/01/2024	2,115	2,115
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	759
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	2,500	2,543
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	2,300	2,524
Lower Colorado River Authority, Texas Revenue Notes, Series 2018 5.000% due 05/15/2021	1,000	1,040
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	772
North Texas Tollway Authority Revenue Notes, Series 2017
5.000% due 01/01/2021	600	614
5.000% due 01/01/2022	975	1,041
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	2,113
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,675	1,727
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,288
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 5.000% due 02/01/2026	2,500	3,089
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	1,500	1,578
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	2,500	2,556
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2012 5.000% due 12/15/2022	3,000	3,257

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	640	744
Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,174
5.000% due 10/15/2024	500	597
		32,557
UTAH 0.6%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	1,800	2,073
VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008 2.150% due 11/01/2035	3,000	3,001
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,107
		5,108
WASHINGTON 3.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.580% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,496
Energy Northwest, Washington Revenue Notes, Series 2020 5.000% due 07/01/2027	1,250	1,611
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	2,000	2,025
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.620% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,731
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.180% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,508
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,900	2,136
		12,507
WEST VIRGINIA 0.7%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	1,000	1,026
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,250	1,271
		2,297
WISCONSIN 0.3%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2023	750	837
Total Municipal Bonds & Notes (Cost $254,091)		260,251
SHORT-TERM INSTRUMENTS 8.5%
REPURCHASE AGREEMENTS (d) 3.5%		11,426
MUNICIPAL BONDS & NOTES 5.0%
Erie County, New York General Obligation Notes, Series 2020 3.000% due 06/24/2021	$2,000	2,049
Fredonia Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/17/2021	3,000	3,019
General Brown Central School District, New York General Obligation Notes, Series 2020 1.250% due 06/25/2021	2,060	2,077
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 03/31/2021	6,000	6,212
Suffolk County, New York General Obligation Notes, Series 2019 2.500% due 07/23/2020	1,510	1,511

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Suffolk County, New York General Obligation Notes, Series 2020 5.000% due 03/19/2021	1,200	1,228
Total Municipal Bonds & Notes (Cost $16,060)		16,096
Total Short-Term Instruments (Cost $27,486)		27,522
Total Investments in Securities (Cost $281,576)		287,773
	SHARES
INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio III	3,514,721	34,652
Total Short-Term Instruments (Cost $34,623)		34,652
Total Investments in Affiliates (Cost $34,623)		34,652
Total Investments 99.6% (Cost $316,199)		$322,425
Other Assets and Liabilities, net 0.4%		1,195
Net Assets 100.0%		$323,620

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$11,426	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022		$(11,655)	$11,426	$11,426
Total Repurchase Agreements							$(11,655)	$11,426	$11,426

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$3,267	$0	$3,267
	Arizona				0	3,529	0	3,529
	California				0	4,300	0	4,300
	Colorado				0	2,618	0	2,618
	Connecticut				0	21,082	0	21,082
	Delaware				0	1,258	0	1,258
	District of Columbia				0	2,529	0	2,529
	Florida				0	16,065	0	16,065
	Georgia				0	9,175	0	9,175
	Illinois				0	26,813	0	26,813
	Indiana				0	5,285	0	5,285
	Kansas				0	5,066	0	5,066
	Kentucky				0	5,167	0	5,167
	Louisiana				0	1,490	0	1,490
	Maryland				0	1,238	0	1,238
	Massachusetts				0	13,304	0	13,304
	Michigan				0	5,038	0	5,038
	Minnesota				0	1,289	0	1,289
	Mississippi				0	2,114	0	2,114
	Missouri				0	1,603	0	1,603
	Montana				0	1,018	0	1,018
	Nebraska				0	3,330	0	3,330
	Nevada				0	5,483	0	5,483
	New Jersey				0	6,065	0	6,065
	New Mexico				0	3,530	0	3,530
	New York				0	25,182	0	25,182
	North Carolina				0	2,985	0	2,985
	Ohio				0	6,672	0	6,672
	Oregon				0	807	0	807
	Pennsylvania				0	14,947	0	14,947
	South Carolina				0	2,623	0	2,623
	Texas				0	32,557	0	32,557
	Utah				0	2,073	0	2,073
	Virginia				0	5,108	0	5,108
	Washington				0	12,507	0	12,507
	West Virginia				0	2,297	0	2,297
	Wisconsin				0	837	0	837
Short-Term Instruments
	Repurchase Agreements				0	11,426	0	11,426
	Municipal Bonds & Notes				0	16,096	0	16,096
					$0	$287,773	$0	$287,773
Investments in Affiliates, at Value

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2020 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,652	$0	$0	$34,652
Total Investments	$34,652	$287,773	$0	$322,425

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
CORPORATE BONDS & NOTES 26.9%
BANKING & FINANCE 21.0%
ABN AMRO Bank NV 0.939% (US0003M + 0.570%) due 08/27/2021 ~	$7,000	$7,036
AerCap Ireland Capital DAC 4.625% due 10/30/2020	8,400	8,437
African Development Bank 0.323% (US0003M + 0.010%) due 12/15/2021 ~	58,000	57,997
AIG Global Funding
1.931% (US0003M + 0.480%) due 07/02/2020 ~	3,500	3,500
3.350% due 06/25/2021	2,000	2,057
American Express Co.
1.141% (US0003M + 0.600%) due 11/05/2021 ~	4,100	4,114
3.700% due 11/05/2021	4,100	4,265
American Honda Finance Corp.
0.665% (US0003M + 0.350%) due 06/11/2021 ~	37,400	37,337
1.415% (US0003M + 0.280%) due 10/19/2020 ~	18,900	18,908
Asian Development Bank
0.323% (US0003M + 0.010%) due 12/15/2021 ~	45,000	44,956
0.371% (US0003M + 0.050%) due 03/16/2021 ~	6,000	6,001
0.511% (US0003M + 0.190%) due 06/16/2021 ~	24,481	24,517
Bank of America Corp. 2.369% due 07/21/2021 •	4,300	4,304
Barclays Bank PLC
1.124% (US0003M + 0.650%) due 08/07/2020 ~	900	901
1.771% (US0003M + 0.460%) due 01/11/2021 ~	4,500	4,509
BNG Bank NV 1.411% due 07/14/2020 •	14,600	14,607
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	10,550	10,841
Caterpillar Financial Services Corp.
0.618% (US0003M + 0.300%) due 03/08/2021 ~	9,600	9,606
0.635% (US0003M + 0.200%) due 11/12/2021 ~	11,900	11,899
0.776% (US0003M + 0.390%) due 05/17/2021 ~	14,300	14,324
Citigroup, Inc.
1.388% (US0003M + 1.070%) due 12/08/2021 ~	18,400	18,548
1.746% (US0003M + 1.190%) due 08/02/2021 ~	2,500	2,524
2.301% (US0003M + 1.310%) due 10/26/2020 ~	34,100	34,244
2.700% due 03/30/2021	16,600	16,871
CK Hutchison International Ltd. 2.250% due 09/29/2020	900	901
Cooperatieve Rabobank UA 3.125% due 04/26/2021	2,800	2,864
Credit Suisse AG 0.518% (SOFRRATE + 0.450%) due 02/04/2022 ~	28,200	28,080
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	13,800	13,960
3.425% (US0003M + 2.290%) due 04/16/2021 ~	12,900	13,102
Crown Castle International Corp. 3.400% due 02/15/2021	12,030	12,219
Danske Bank A/S 2.750% due 09/17/2020	1,000	1,004
Dexia Credit Local S.A.
0.651% (US0003M + 0.320%) due 09/04/2020 ~	10,000	10,007
2.500% due 01/25/2021	20,000	20,236
DNB Bank ASA
0.672% (US0003M + 0.370%) due 10/02/2020 ~	5,400	5,405
2.125% due 10/02/2020	3,600	3,616
General Motors Financial Co., Inc. 3.200% due 07/13/2020	10,900	10,905
Goldman Sachs Group, Inc.
1.513% (US0003M + 1.200%) due 09/15/2020 ~	1,700	1,702
2.130% (US0003M + 1.770%) due 02/25/2021 ~	22,000	22,181
2.351% (US0003M + 1.360%) due 04/23/2021 ~	8,900	8,968
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~	3,500	3,480
HSBC Bank PLC 4.125% due 08/12/2020	6,400	6,427
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~	29,800	29,814
2.020% (US0003M + 1.660%) due 05/25/2021 ~	6,157	6,226
2.558% (US0003M + 2.240%) due 03/08/2021 ~	20,450	20,714

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2020 (Unaudited)

HSH Portfoliomanagement AoeR 0.711% (US0003M + 0.330%) due 11/19/2021 ~	12,000	12,049
International Bank for Reconstruction & Development 0.299% (US0003M) due 12/17/2021 ~	10,675	10,661
International Finance Corp.
0.323% (US0003M + 0.010%) due 12/15/2020 ~	8,000	8,001
0.493% (US0003M + 0.180%) due 12/15/2021 ~	53,000	53,056
Jackson National Life Global Funding 1.519% (US0003M + 0.300%) due 10/15/2020 ~	7,500	7,505
Landwirtschaftliche Rentenbank 0.731% (US0003M + 0.350%) due 02/19/2021 ~	4,000	4,010
Macquarie Bank Ltd. 1.961% (US0003M + 1.120%) due 07/29/2020 ~	8,400	8,409
Manufacturers & Traders Trust Co. 1.399% (US0001M + 1.215%) due 12/28/2020 ~	4,000	4,001
Marsh & McLennan Cos., Inc.
1.506% (US0003M + 1.200%) due 12/29/2021 ~	1,800	1,801
3.500% due 12/29/2020	3,100	3,147
Metropolitan Life Global Funding
0.580% (SOFRRATE + 0.500%) due 05/28/2021 ~	29,100	29,110
0.650% due 09/07/2020 •	31,500	31,521
Mitsubishi UFJ Financial Group, Inc.
1.373% (US0003M + 1.060%) due 09/13/2021 ~	7,023	7,082
1.641% (US0003M + 0.650%) due 07/26/2021 ~	5,000	5,019
2.190% due 09/13/2021	994	1,012
2.950% due 03/01/2021	756	768
3.535% due 07/26/2021	700	723
Mitsubishi UFJ Trust & Banking Corp. 2.650% due 10/19/2020	3,900	3,926
Mizuho Financial Group, Inc.
1.453% (US0003M + 1.140%) due 09/13/2021 ~	20,260	20,447
2.632% due 04/12/2021	3,000	3,050
2.791% (US0003M + 1.480%) due 04/12/2021 ~	37,700	38,028
Morgan Stanley 2.315% (US0003M + 1.180%) due 01/20/2022 ~	72,300	72,601
MUFG Bank Ltd. 2.750% due 09/14/2020	1,700	1,708
Nederlandse Waterschapsbank NV 0.458% (US0003M + 0.010%) due 11/10/2020 ~	15,500	15,503
New York Life Global Funding 1.167% (US0003M + 0.280%) due 01/28/2021 ~	11,500	11,519
Nissan Motor Acceptance Corp.
0.696% (US0003M + 0.390%) due 09/28/2020 ~	7,800	7,742
0.696% due 09/28/2020 •	300	298
1.701% (US0003M + 0.390%) due 07/13/2020 ~	40,500	40,490
2.150% due 07/13/2020	500	500
2.150% due 09/28/2020	4,300	4,288
Nordea Bank Abp
1.359% (US0003M + 0.990%) due 05/27/2021 ~	5,300	5,345
2.250% due 05/27/2021	5,300	5,390
NRW Bank
0.387% (US0003M + 0.060%) due 03/05/2021 ~	14,000	14,000
0.488% (US0003M + 0.040%) due 02/08/2021 ~	14,000	14,003
0.676% (US0003M + 0.120%) due 02/01/2022 ~	27,000	27,173
Oesterreichische Kontrollbank AG 0.323% (US0003M + 0.010%) due 09/15/2020 ~	146,800	146,820
Royal Bank of Canada 2.100% due 10/14/2020	1,500	1,507
Santander UK Group Holdings PLC
2.875% due 10/16/2020	23,230	23,394
3.125% due 01/08/2021	5,200	5,265
Santander UK PLC
0.856% (US0003M + 0.300%) due 11/03/2020 ~	600	601
2.125% due 11/03/2020	8,900	8,950
3.400% due 06/01/2021	15,600	16,017
3.750% due 11/15/2021	3,000	3,127
Skandinaviska Enskilda Banken AB
0.816% (US0003M + 0.430%) due 05/17/2021 ~	4,700	4,715
3.250% due 05/17/2021	7,300	7,484
Sumitomo Mitsui Banking Corp. 1.546% (US0003M + 0.370%) due 10/16/2020 ~	6,200	6,208
Sumitomo Mitsui Financial Group, Inc.
1.993% (US0003M + 1.680%) due 03/09/2021 ~	5,800	5,858
2.934% due 03/09/2021	2,200	2,237
Svensk Exportkredit AB
0.363% (US0003M + 0.050%) due 12/14/2020 ~	14,000	14,003
0.433% (US0003M + 0.120%) due 12/13/2021 ~	16,000	16,017
1.750% due 08/28/2020	5,450	5,462
Svenska Handelsbanken AB 0.830% (US0003M + 0.470%) due 05/24/2021 ~	5,000	5,018
Synchrony Bank 3.650% due 05/24/2021	30,800	31,302
Toronto-Dominion Bank
0.569% (US0003M + 0.270%) due 03/17/2021 ~	15,500	15,525
1.850% due 09/11/2020	500	501
2.050% due 10/09/2020	25,000	24,822

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2020 (Unaudited)

Toyota Motor Credit Corp.
0.480% due 10/23/2020 •	16,600	16,600
1.470% (US0003M + 0.150%) due 10/09/2020 ~	31,000	31,003
U.S. Bank N.A. 1.289% (US0003M + 0.180%) due 01/21/2022 ~	17,400	17,400
UBS Group AG
2.950% due 09/24/2020	5,060	5,089
3.000% due 04/15/2021	18,500	18,867
3.091% due 04/14/2021 •	22,000	22,296
Wells Fargo & Co.
1.328% (US0003M + 1.010%) due 12/07/2020 ~	1,800	1,807
1.378% (US0003M + 0.930%) due 02/11/2022 ~	4,800	4,815
1.671% (US0003M + 1.340%) due 03/04/2021 ~	4,400	4,432
2.550% due 12/07/2020	27,412	27,669
2.600% due 07/22/2020	7,500	7,509
Wells Fargo Bank N.A.
0.405% (US0001M + 0.220%) due 07/15/2020 ~	2,050	2,050
1.543% (US0003M + 0.500%) due 07/23/2021 ~	19,800	19,875
		1,582,245
INDUSTRIALS 5.2%
AbbVie, Inc. 0.724% (US0003M + 0.350%) due 05/21/2021 ~	37,400	37,426
Anthem, Inc.
2.500% due 11/21/2020	1,000	1,008
4.350% due 08/15/2020	6,000	6,026
BAT Capital Corp. 1.014% due 08/14/2020 •	39,213	39,217
Bayer U.S. Finance LLC 3.000% due 10/08/2021	13,679	14,046
BMW U.S. Capital LLC
0.794% (US0003M + 0.370%) due 08/14/2020 ~	31,500	31,516
0.934% (US0003M + 0.500%) due 08/13/2021 ~	15,000	14,925
Bristol-Myers Squibb Co. 0.586% (US0003M + 0.200%) due 11/16/2020 ~	25,100	25,119
Broadcom, Inc. 3.125% due 04/15/2021	16,920	17,200
Campbell Soup Co. 3.300% due 03/15/2021	250	254
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	4,000	4,053
2.241% due 02/16/2021	3,000	3,018
Chevron Corp. 1.336% (US0003M + 0.950%) due 05/16/2021 ~	8,400	8,452
Cigna Corp. 3.200% due 09/17/2020	1,000	1,006
Comcast Corp. 0.626% (US0003M + 0.330%) due 10/01/2020 ~	15,400	15,413
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~	12,900	12,908
3.800% due 10/22/2021	200	208
CVS Health Corp.
1.033% (US0003M + 0.720%) due 03/09/2021 ~	5,600	5,622
2.800% due 07/20/2020	35,900	35,932
Daimler Finance North America LLC
0.865% (US0003M + 0.430%) due 02/12/2021 ~	6,900	6,872
3.350% due 05/04/2021	1,000	1,019
ERAC USA Finance LLC 5.250% due 10/01/2020	700	706
Georgia-Pacific LLC 5.400% due 11/01/2020	3,500	3,556
GlaxoSmithKline Capital PLC 0.774% (US0003M + 0.350%) due 05/14/2021 ~	7,100	7,112
Hyundai Capital America 2.292% due 07/08/2021 •	700	693
Imperial Brands Finance PLC 2.950% due 07/21/2020	29,914	29,943
International Business Machines Corp. 0.834% (US0003M + 0.400%) due 05/13/2021 ~	16,800	16,859
Interpublic Group of Cos., Inc. 3.500% due 10/01/2020	1,500	1,510
Kraft Heinz Foods Co. 2.800% due 07/02/2020	1,213	1,213
Marriott International, Inc. 0.968% (US0003M + 0.650%) due 03/08/2021 ~	2,300	2,278
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~	400	401
Microsoft Corp. 1.550% due 08/08/2021	4,575	4,639
Mylan NV 3.150% due 06/15/2021	11,000	11,231
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	1,000	1,020
Telefonica Emisiones S.A. 5.462% due 02/16/2021	1,100	1,132

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2020 (Unaudited)

Tyson Foods, Inc. 0.824% (US0003M + 0.450%) due 08/21/2020 ~	6,100	6,101
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~	19,800	19,813
3.875% due 11/13/2020	5,000	5,048
		394,495
UTILITIES 0.7%
AT&T, Inc. 2.169% (US0003M + 0.950%) due 07/15/2021 ~	1,778	1,793
BG Energy Capital PLC 4.000% due 12/09/2020	13,900	14,088
Duke Energy Corp. 0.924% (US0003M + 0.500%) due 05/14/2021 ~	30,690	30,757
Exelon Generation Co. LLC 4.000% due 10/01/2020	3,050	3,050
Kentucky Utilities Co. 3.250% due 11/01/2020	2,000	2,005
		51,693
Total Corporate Bonds & Notes (Cost $2,024,522)		2,028,433
U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.180% due 09/07/2021 •	10,000	9,993
0.220% due 09/10/2021 •	15,000	14,997
0.250% due 03/09/2022 - 03/11/2022 •	45,000	44,992
0.310% due 05/06/2022 •	35,000	35,013
0.390% due 01/24/2022 •	90,000	90,235
Federal Farm Credit Bank 0.196% due 01/12/2021 •	75,000	75,044
Freddie Mac 1.150% due 04/01/2022 - 04/08/2022	87,900	87,910
Total U.S. Government Agencies (Cost $357,910)		358,184
ASSET-BACKED SECURITIES 0.0%
CNH Equipment Trust 1.995% due 11/16/2020	390	390
Enterprise Fleet Financing LLC 1.973% due 11/20/2020	2,142	2,147
Tesla Auto Lease Trust 2.005% due 12/18/2020	111	112
Total Asset-Backed Securities (Cost $2,643)		2,649
SOVEREIGN ISSUES 5.3%
Agence Francaise de Developpement EPIC 1.875% due 09/14/2020	4,800	4,815
BNG Bank NV 2.625% due 01/15/2021	10,000	10,124
Caisse des Depots et Consignations 0.392% (US0003M + 0.090%) due 10/02/2020 ~	9,000	8,999
CPPIB Capital, Inc. 1.206% (US0003M + 0.030%) due 10/16/2020 ~	13,000	13,007
Export Development Canada
0.318% (US0003M) due 12/07/2020 ~	47,000	46,994
0.490% (US0003M + 0.130%) due 11/23/2020 ~	10,000	10,006
Japan Bank for International Cooperation 1.499% (US0003M + 0.390%) due 07/21/2020 ~	59,050	59,062
Japan Finance Organization for Municipalities 2.000% due 09/08/2020	11,200	11,229
Kommunalbanken A/S
0.448% (US0003M + 0.130%) due 09/08/2021 ~	1,500	1,501
1.259% (US0003M + 0.040%) due 04/15/2021 ~	10,000	10,000
Kuntarahoitus Oyj
0.436% (US0003M + 0.050%) due 02/17/2021 ~	19,402	19,409
1.001% (US0003M + 0.010%) due 10/26/2020 ~	11,500	11,505
Nederlandse Waterschapsbank NV
0.383% (US0003M + 0.070%) due 12/15/2021 ~	45,000	44,995
0.458% (US0003M + 0.010%) due 11/10/2020 ~	80,000	80,016
Province of Quebec 0.436% (US0003M + 0.130%) due 09/21/2020 ~	61,200	61,225
State of North Rhine-Westphalia 0.479% (US0003M + 0.110%) due 08/27/2021 ~	5,000	5,002
Total Sovereign Issues (Cost $397,797)		397,889
SHORT-TERM INSTRUMENTS 63.0%
CERTIFICATES OF DEPOSIT 2.0%
Bank of Montreal 0.480% (SOFRRATE + 0.400%) due 10/02/2020 ~	49,600	49,639

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2020 (Unaudited)

Credit Suisse AG 0.410% (SOFRRATE + 0.330%) due 01/15/2021 ~	2,000	2,001
Goldman Sachs Bank USA 0.506% due 02/26/2021 •	25,000	25,032
Royal Bank of Canada 0.390% (SOFRRATE + 0.310%) due 08/14/2020 ~	75,000	75,021
		151,693
COMMERCIAL PAPER 1.3%
American Honda Finance Corp. 0.600% due 09/04/2020	12,000	11,988
AT&T, Inc. 1.370% due 09/01/2020	7,500	7,495
BP Capital Markets PLC
1.470% due 10/09/2020	11,900	11,890
1.500% due 10/07/2020	8,000	7,993
Exxon Mobil Corp. 0.950% due 07/08/2020	5,000	5,000
GlaxoSmithKline LLC
1.100% due 08/17/2020	5,000	4,996
1.550% due 07/13/2020	6,200	6,199
Hitachi America 0.280% due 07/02/2020	28,000	28,000
Hyundai Capital America 0.750% due 07/21/2020	9,000	8,997
Komatsu Finance America, Inc. 0.450% due 08/10/2020	3,000	2,999
		95,557
REPURCHASE AGREEMENTS (c) 15.8%		1,190,220
SHORT-TERM NOTES 2.2%
CarMax Auto Owner Trust 1.776% due 01/15/2021	1,747	1,749
Federal Home Loan Bank 0.180% due 10/09/2020 •	160,000	160,015
Hyundai Auto Lease Securitization Trust 1.775% due 01/15/2021	504	505
		162,269
U.S. TREASURY BILLS 35.7%
0.147% due 07/07/2020 - 11/12/2020 (a)(b)	2,692,111	2,691,587
U.S. TREASURY CASH MANAGEMENT BILLS 6.0%
0.140% due 09/22/2020 - 10/13/2020 (a)(b)	454,500	454,332
Total Short-Term Instruments (Cost $4,745,429)		4,745,658
Total Investments in Securities (Cost $7,528,301)		7,532,813
Total Investments 99.9% (Cost $7,528,301)		$7,532,813
Other Assets and Liabilities, net 0.1%		5,931
Net Assets 100.0%		$7,538,744

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.130%	06/30/2020	07/01/2020	$86,800	U.S. Treasury Bonds 3.000% due 11/15/2045		$(87,911)	$86,800	$86,800
BOS	0.130	06/30/2020	07/01/2020	19,100	U.S. Treasury Notes 0.250% due 06/15/2023		(19,479)	19,100	19,100
BPS	0.130	06/30/2020	07/01/2020	9,800	U.S. Treasury Bonds 3.000% due 02/15/2047		(9,916)	9,800	9,800
FICC	0.000	06/30/2020	07/01/2020	7,720	U.S. Treasury Notes 1.875% due 04/30/2022		(7,875)	7,720	7,720
IND	0.120	06/30/2020	07/01/2020	67,900	U.S. Treasury Bonds 3.375% due 05/15/2044		(68,934)	67,900	67,900
MBC	0.120	06/24/2020	07/01/2020	150,000	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		(154,671)	150,000	150,004
	0.120	06/25/2020	07/02/2020	100,000	U.S. Treasury Notes 2.250% due 10/31/2024		(103,322)	100,000	100,002
	0.120	06/26/2020	07/06/2020	500,000	U.S. Treasury Notes 1.375% - 2.625% due 01/31/2022 - 03/31/2025		(516,202)	500,000	500,008
NXN	0.120	06/30/2020	07/01/2020	100,000	U.S. Treasury Bonds 3.000% due 02/15/2047		(101,171)	100,000	100,000
RDR	0.120	06/30/2020	07/01/2020	148,900	U.S. Treasury Notes 2.000% due 05/31/2024		(152,122)	148,900	148,901
Total Repurchase Agreements							$(1,221,603)	$1,190,220	$1,190,235
(1)	Includes accrued interest.
	Cash of $5,750 has been pledged as collateral under the terms of master agreements as of June 30, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$1,582,245	$0	$1,582,245
Industrials					0	394,495	0	394,495
Utilities					0	51,693	0	51,693
U.S. Government Agencies					0	358,184	0	358,184
Asset-Backed Securities					0	2,649	0	2,649
Sovereign Issues					0	397,889	0	397,889
Short-Term Instruments
Certificates of Deposit					0	151,693	0	151,693
Commercial Paper					0	95,557	0	95,557
Repurchase Agreements					0	1,190,220	0	1,190,220
Short-Term Notes					0	162,269	0	162,269
U.S. Treasury Bills					0	2,691,587	0	2,691,587
U.S. Treasury Cash Management Bills					0	454,332	0	454,332
Total Investments					$0	$7,532,813	$0	$7,532,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 17.0%
ABN AMRO Bank NV
0.939% (US0003M + 0.570%) due 08/27/2021 ~	$4,000	$4,021
1.545% (US0003M + 0.410%) due 01/19/2021 ~	10,200	10,233
AerCap Ireland Capital DAC 4.625% due 10/30/2020	22,856	22,956
African Development Bank 0.323% (US0003M + 0.010%) due 12/15/2021 ~	143,000	142,994
AIG Global Funding
1.931% (US0003M + 0.480%) due 07/02/2020 ~	500	500
3.350% due 06/25/2021	15,950	16,402
American Express Co.
1.141% (US0003M + 0.600%) due 11/05/2021 ~	10,600	10,635
3.700% due 11/05/2021	10,600	11,025
American Express Credit Corp. 1.363% (US0003M + 1.050%) due 09/14/2020 ~	51,315	51,376
American Honda Finance Corp.
0.665% (US0003M + 0.350%) due 06/11/2021 ~	35,000	34,941
1.415% (US0003M + 0.280%) due 10/19/2020 ~	7,200	7,203
1.822% (US0003M + 0.470%) due 01/08/2021 ~	39,500	39,519
3.150% due 01/08/2021	8,500	8,615
ANZ New Zealand International Ltd. 2.850% due 08/06/2020	3,000	3,007
Asian Development Bank
0.323% (US0003M + 0.010%) due 12/15/2021 ~	103,000	102,900
0.371% (US0003M + 0.050%) due 03/16/2021 ~	28,000	28,006
0.511% (US0003M + 0.190%) due 06/16/2021 ~	69,500	69,603
Bank of America Corp.
2.369% due 07/21/2021 •	3,200	3,203
5.875% due 01/05/2021	7,200	7,394
Barclays Bank PLC
1.124% (US0003M + 0.650%) due 08/07/2020 ~	4,800	4,803
1.771% (US0003M + 0.460%) due 01/11/2021 ~	11,400	11,424
2.650% due 01/11/2021	1,000	1,010
Canadian Imperial Bank of Commerce 3.150% due 06/27/2021	28,050	28,824
Caterpillar Financial Services Corp.
0.618% (US0003M + 0.300%) due 03/08/2021 ~	24,400	24,414
0.635% (US0003M + 0.200%) due 11/12/2021 ~	28,800	28,797
0.776% (US0003M + 0.390%) due 05/17/2021 ~	28,800	28,848
Citibank N.A.
0.977% (US0003M + 0.600%) due 05/20/2022 ~	21,350	21,391
1.613% (US0003M + 0.570%) due 07/23/2021 ~	12,467	12,528
Citigroup, Inc.
1.388% (US0003M + 1.070%) due 12/08/2021 ~	10,635	10,721
1.688% (US0003M + 1.380%) due 03/30/2021 ~	55,800	56,316
1.746% (US0003M + 1.190%) due 08/02/2021 ~	27,600	27,864
2.301% (US0003M + 1.310%) due 10/26/2020 ~	16,400	16,469
2.700% due 03/30/2021	300	305
CK Hutchison International Ltd. 2.250% due 09/29/2020	2,000	2,003
CNH Industrial Capital LLC 3.875% due 10/15/2021	700	718
Credit Agricole Corporate & Investment Bank S.A. 2.062% due 10/03/2021 •	4,713	4,719
Credit Suisse AG
0.518% (SOFRRATE + 0.450%) due 02/04/2022 ~	48,200	47,995
2.100% due 11/12/2021	9,000	9,190
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	30,700	31,055
3.425% (US0003M + 2.290%) due 04/16/2021 ~	32,100	32,603
Crown Castle International Corp. 3.400% due 02/15/2021	20,000	20,315
Danske Bank A/S
2.750% due 09/17/2020	8,000	8,035
2.800% due 03/10/2021	24,425	24,805
Dexia Credit Local S.A.
0.651% (US0003M + 0.320%) due 09/04/2020 ~	28,000	28,019
1.161% (US0003M + 0.320%) due 09/29/2020 ~	118,400	118,546
2.500% due 01/25/2021	8,500	8,600

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

DNB Bank ASA
0.672% (US0003M + 0.370%) due 10/02/2020 ~	15,000	15,013
2.125% due 10/02/2020	13,100	13,159
European Investment Bank 0.371% (SOFRRATE + 0.320%) due 10/08/2021 ~	8,594	8,597
Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~	1,100	1,088
2.343% due 11/02/2020	1,000	996
General Motors Financial Co., Inc. 4.200% due 03/01/2021	60,538	61,346
Goldman Sachs Group, Inc.
1.513% (US0003M + 1.200%) due 09/15/2020 ~	500	501
1.562% (US0003M + 1.170%) due 11/15/2021 ~	31,059	31,154
2.130% (US0003M + 1.770%) due 02/25/2021 ~	15,500	15,628
2.351% (US0003M + 1.360%) due 04/23/2021 ~	23,352	23,531
5.250% due 07/27/2021	3,450	3,623
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~	12,300	12,230
HSBC Bank PLC
4.125% due 08/12/2020	16,900	16,971
4.750% due 01/19/2021	850	871
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~	108,350	108,403
2.020% (US0003M + 1.660%) due 05/25/2021 ~	15,853	16,031
2.558% (US0003M + 2.240%) due 03/08/2021 ~	10,775	10,914
HSH Portfoliomanagement AoeR
0.638% (US0003M + 0.330%) due 09/18/2020 ~	6,000	6,006
0.711% (US0003M + 0.330%) due 11/19/2021 ~	2,400	2,410
International Lease Finance Corp.
4.625% due 04/15/2021	5,851	5,914
8.250% due 12/15/2020	25,000	25,593
Jackson National Life Global Funding 1.519% (US0003M + 0.300%) due 10/15/2020 ~	12,000	12,007
JPMorgan Chase & Co.
1.830% (US0003M + 1.480%) due 03/01/2021 ~	1,581	1,592
2.550% due 03/01/2021	19,100	19,340
Landeskreditbank Baden-Wuerttemberg Foerderbank 0.426% (US0003M + 0.120%) due 09/27/2021 ~	10,060	10,063
Macquarie Bank Ltd. 1.961% (US0003M + 1.120%) due 07/29/2020 ~	18,000	18,019
Manufacturers & Traders Trust Co. 1.399% (US0001M + 1.215%) due 12/28/2020 ~	7,900	7,902
Marsh & McLennan Cos., Inc.
1.506% (US0003M + 1.200%) due 12/29/2021 ~	8,900	8,905
3.500% due 12/29/2020	4,400	4,467
Metropolitan Life Global Funding
0.580% (SOFRRATE + 0.500%) due 05/28/2021 ~	43,542	43,557
0.650% due 09/07/2020 •	81,610	81,665
3.450% due 10/09/2021	7,000	7,254
Mitsubishi UFJ Financial Group, Inc.
1.373% (US0003M + 1.060%) due 09/13/2021 ~	20,993	21,168
1.641% (US0003M + 0.650%) due 07/26/2021 ~	11,100	11,141
2.190% due 09/13/2021	5,410	5,508
2.950% due 03/01/2021	2,335	2,373
3.535% due 07/26/2021	2,600	2,684
Mitsubishi UFJ Trust & Banking Corp. 2.650% due 10/19/2020	2,800	2,819
Mizuho Financial Group, Inc.
1.453% (US0003M + 1.140%) due 09/13/2021 ~	62,536	63,114
2.791% (US0003M + 1.480%) due 04/12/2021 ~	16,900	17,047
Morgan Stanley
2.315% (US0003M + 1.180%) due 01/20/2022 ~	113,784	114,258
5.500% due 07/24/2020	700	702
MUFG Bank Ltd.
2.750% due 09/14/2020	3,500	3,517
2.850% due 09/08/2021	4,700	4,829
Nederlandse Waterschapsbank NV 0.458% (US0003M + 0.010%) due 11/10/2020 ~	41,500	41,508
New York Life Global Funding 1.167% (US0003M + 0.280%) due 01/28/2021 ~	13,500	13,523
Nissan Motor Acceptance Corp.
0.696% (US0003M + 0.390%) due 09/28/2020 ~	52,016	51,628
0.696% due 09/28/2020 •	2,300	2,283
0.833% (US0003M + 0.520%) due 03/15/2021 ~	2,500	2,444
1.701% (US0003M + 0.390%) due 07/13/2020 ~	66,174	66,157
2.150% due 09/28/2020	30,680	30,592
Nordea Bank Abp
1.359% (US0003M + 0.990%) due 05/27/2021 ~	10,300	10,387
2.250% due 05/27/2021	15,500	15,763
NRW Bank
0.387% (US0003M + 0.060%) due 03/05/2021 ~	75,000	75,001
0.488% (US0003M + 0.040%) due 02/08/2021 ~	39,000	39,009
Oesterreichische Kontrollbank AG 0.323% (US0003M + 0.010%) due 09/15/2020 ~	4,400	4,401
Royal Bank of Canada 2.100% due 10/14/2020	7,000	7,035

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

Santander UK Group Holdings PLC
2.875% due 10/16/2020	57,634	58,041
2.875% due 08/05/2021	72,000	73,629
3.125% due 01/08/2021	4,545	4,602
Santander UK PLC
0.856% (US0003M + 0.300%) due 11/03/2020 ~	8,316	8,324
0.970% (US0003M + 0.620%) due 06/01/2021 ~	9,000	9,030
2.125% due 11/03/2020	14,440	14,521
3.400% due 06/01/2021	5,600	5,750
3.750% due 11/15/2021	12,700	13,238
Skandinaviska Enskilda Banken AB
0.816% (US0003M + 0.430%) due 05/17/2021 ~	15,900	15,949
3.250% due 05/17/2021	14,500	14,865
Sumitomo Mitsui Banking Corp.
1.546% (US0003M + 0.370%) due 10/16/2020 ~	14,350	14,368
2.450% due 10/20/2020	1,800	1,811
Sumitomo Mitsui Financial Group, Inc.
1.993% (US0003M + 1.680%) due 03/09/2021 ~	1,800	1,818
2.421% (US0003M + 1.110%) due 07/14/2021 ~	9,700	9,777
Svensk Exportkredit AB
0.363% (US0003M + 0.050%) due 12/14/2020 ~	18,860	18,864
0.433% (US0003M + 0.120%) due 12/13/2021 ~	40,000	40,042
Svenska Handelsbanken AB 1.458% (US0003M + 1.150%) due 03/30/2021 ~	16,600	16,733
Synchrony Bank 3.650% due 05/24/2021	14,250	14,482
Toronto-Dominion Bank
0.569% (US0003M + 0.270%) due 03/17/2021 ~	20,500	20,532
2.050% due 10/09/2020	50,000	49,644
3.350% due 10/22/2021	6,000	6,228
Toyota Motor Credit Corp.
0.480% due 10/23/2020 •	47,700	47,701
1.470% (US0003M + 0.150%) due 10/09/2020 ~	41,400	41,404
3.050% due 01/08/2021	500	507
U.S. Bank N.A. 1.289% (US0003M + 0.180%) due 01/21/2022 ~	41,200	41,199
UBS AG 0.830% (US0003M + 0.480%) due 12/01/2020 ~	17,936	17,963
UBS Group AG
1.737% (US0003M + 1.440%) due 09/24/2020 ~	12,175	12,213
3.000% due 04/15/2021	11,700	11,932
3.091% due 04/14/2021 •	47,150	47,785
Wells Fargo & Co.
1.378% (US0003M + 0.930%) due 02/11/2022 ~	15,750	15,799
1.671% (US0003M + 1.340%) due 03/04/2021 ~	10,306	10,382
1.978% (US0003M + 0.880%) due 07/22/2020 ~	26,362	26,374
2.016% (US0003M + 1.025%) due 07/26/2021 ~	450	454
2.100% due 07/26/2021	3,000	3,053
2.600% due 07/22/2020	4,500	4,506
Wells Fargo Bank N.A.
1.543% (US0003M + 0.500%) due 07/23/2021 ~	46,232	46,407
1.608% (US0003M + 0.510%) due 10/22/2021 ~	46,262	46,411
2.897% due 05/27/2022 •	9,150	9,332
3.625% due 10/22/2021	6,650	6,903
		3,191,064
INDUSTRIALS 3.5%
AbbVie, Inc. 0.724% (US0003M + 0.350%) due 05/21/2021 ~	69,500	69,548
Anthem, Inc. 4.350% due 08/15/2020	4,606	4,626
BAT Capital Corp. 1.014% due 08/14/2020 •	71,577	71,584
BMW U.S. Capital LLC
0.794% (US0003M + 0.370%) due 08/14/2020 ~	54,100	54,127
0.934% (US0003M + 0.500%) due 08/13/2021 ~	9,254	9,208
3.250% due 08/14/2020	2,900	2,910
Bristol-Myers Squibb Co. 0.586% (US0003M + 0.200%) due 11/16/2020 ~	68,700	68,753
Central Nippon Expressway Co. Ltd. 2.241% due 02/16/2021	10,300	10,361
Chevron Corp. 1.336% (US0003M + 0.950%) due 05/16/2021 ~	15,400	15,495
Cigna Corp. 3.200% due 09/17/2020	4,430	4,455
Comcast Corp. 0.626% (US0003M + 0.330%) due 10/01/2020 ~	37,190	37,220
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~	27,075	27,091
3.800% due 10/22/2021	3,550	3,691
CVS Health Corp.
1.033% (US0003M + 0.720%) due 03/09/2021 ~	5,100	5,120
2.800% due 07/20/2020	106,449	106,545
Daimler Finance North America LLC 0.865% (US0003M + 0.430%) due 02/12/2021 ~	5,300	5,279

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

Doosan Infracore Co. Ltd. 2.500% due 07/26/2020		1,500	1,501
Georgia-Pacific LLC 5.400% due 11/01/2020		13,282	13,494
GlaxoSmithKline Capital PLC 0.774% (US0003M + 0.350%) due 05/14/2021 ~		14,100	14,125
Hewlett Packard Enterprise Co. 3.600% due 10/15/2020		7,625	7,673
Hyundai Capital America 1.308% (US0003M + 1.000%) due 09/18/2020 ~		2,366	2,362
International Business Machines Corp. 0.834% (US0003M + 0.400%) due 05/13/2021 ~		46,500	46,663
Interpublic Group of Cos., Inc. 3.500% due 10/01/2020		3,900	3,926
Kraft Heinz Foods Co. 2.800% due 07/02/2020		2,890	2,890
Marriott International, Inc. 0.968% (US0003M + 0.650%) due 03/08/2021 ~		4,600	4,556
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		3,000	3,007
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021		6,545	6,674
Starbucks Corp. 1.300% due 05/07/2022		300	304
Telefonica Emisiones S.A. 5.462% due 02/16/2021		5,436	5,597
Total Capital International S.A. 2.218% due 07/12/2021		1,300	1,322
United Parcel Service, Inc. 0.446% (US0003M + 0.150%) due 04/01/2021 ~		300	300
Volkswagen Group of America Finance LLC
1.204% (US0003M + 0.770%) due 11/13/2020 ~		30,150	30,170
3.875% due 11/13/2020		26,037	26,286
			666,863
UTILITIES 0.2%
American Electric Power Co., Inc. 2.150% due 11/13/2020		450	453
BG Energy Capital PLC 4.000% due 12/09/2020		7,200	7,298
BP Capital Markets PLC 0.610% (US0003M + 0.250%) due 11/24/2020 ~		4,711	4,713
Duke Energy Corp. 0.924% (US0003M + 0.500%) due 05/14/2021 ~		3,300	3,307
Sinopec Group Overseas Development Ltd. 2.250% due 09/13/2020		15,445	15,475
			31,246
Total Corporate Bonds & Notes (Cost $3,885,437)			3,889,173
U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.250% due 03/11/2022 •		20,000	19,997
0.310% due 05/06/2022 •		85,000	85,032
0.390% due 01/24/2022 •		224,000	224,585
Freddie Mac 1.150% due 04/01/2022 - 04/08/2022		224,400	224,426
Total U.S. Government Agencies (Cost $553,448)			554,040
ASSET-BACKED SECURITIES 0.0%
CNH Equipment Trust 1.995% due 11/16/2020		416	416
Enterprise Fleet Financing LLC 1.973% due 11/20/2020		4,462	4,473
Silver Arrow Canada LP 2.129% due 03/15/2021	CAD	2,458	1,812
Total Asset-Backed Securities (Cost $6,741)			6,701
SOVEREIGN ISSUES 3.1%
Agence Francaise de Developpement EPIC 0.438% (US0003M + 0.120%) due 06/07/2021 ~		$50,000	50,019
BNG Bank NV 2.625% due 01/15/2021		5,000	5,062
Caisse des Depots et Consignations 0.392% (US0003M + 0.090%) due 10/02/2020 ~		13,000	12,999
CPPIB Capital, Inc. 1.206% (US0003M + 0.030%) due 10/16/2020 ~		53,000	53,027
Export Development Canada
0.318% (US0003M) due 12/07/2020 ~		83,000	82,990
0.490% (US0003M + 0.130%) due 11/23/2020 ~		46,000	46,026
Japan Bank for International Cooperation 1.499% (US0003M + 0.390%) due 07/21/2020 ~		85,925	85,942

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

Kommunalbanken A/S
0.448% (US0003M + 0.130%) due 09/08/2021 ~		4,000	4,003
1.259% (US0003M + 0.040%) due 04/15/2021 ~		32,000	32,001
Korea Development Bank
2.500% due 01/13/2021		200	202
4.625% due 11/16/2021		11,900	12,525
Kuntarahoitus Oyj 1.001% (US0003M + 0.010%) due 10/26/2020 ~		27,900	27,913
Nederlandse Waterschapsbank NV 0.383% (US0003M + 0.070%) due 12/15/2021 ~		96,800	96,789
Province of Quebec 0.436% (US0003M + 0.130%) due 09/21/2020 ~		28,900	28,912
SNCF Reseau 2.000% due 10/13/2020		5,000	5,021
State of North Rhine-Westphalia 0.891% (US0003M + 0.050%) due 01/29/2021 ~		45,000	45,008
Total Sovereign Issues (Cost $588,217)			588,439
SHORT-TERM INSTRUMENTS 76.8%
CERTIFICATES OF DEPOSIT 0.7%
Goldman Sachs Bank USA 0.506% due 02/26/2021 •		50,000	50,064
Royal Bank of Canada 0.390% (SOFRRATE + 0.310%) due 08/14/2020 ~		77,000	77,021
			127,085
COMMERCIAL PAPER 2.6%
American Honda Finance Corp.
0.600% due 09/04/2020		12,000	11,988
1.950% due 07/06/2020		25,300	25,299
2.000% due 09/03/2020		40,000	39,960
AT&T, Inc.
1.370% due 09/01/2020		24,700	24,685
1.500% due 08/03/2020		100,000	99,987
1.500% due 09/03/2020		23,000	22,986
BP Capital Markets PLC
1.470% due 10/09/2020		15,000	14,987
1.500% due 10/07/2020		35,400	35,370
1.620% due 09/08/2020		23,900	23,889
Exxon Mobil Corp.
0.850% due 07/22/2020		37,750	37,747
0.850% due 07/27/2020		8,000	7,999
0.950% due 07/08/2020		17,200	17,200
GlaxoSmithKline LLC
1.100% due 08/17/2020		11,000	10,992
1.550% due 07/13/2020		21,300	21,297
Hitachi America 0.280% due 07/02/2020		63,800	63,799
Hyundai Capital America 0.750% due 07/21/2020		18,000	17,993
Komatsu Finance America, Inc. 0.450% due 08/10/2020		11,000	10,999
			487,177
REPURCHASE AGREEMENTS (d) 10.1%			1,906,023
SHORT-TERM NOTES 2.8%
Bonos de la Tesoreria de la Republica en pesos 0.234% due 01/15/2021 (b)(c)	CLP	66,670,000	81,114
CarMax Auto Owner Trust 1.776% due 01/15/2021		$3,225	3,229
Federal Home Loan Bank
0.157% due 09/18/2020 (b)(c)		7,500	7,498
0.170% due 09/09/2020 (b)(c)		7,700	7,698
0.180% due 10/09/2020 •		415,000	415,040
0.250% due 04/20/2021		5,000	5,002
			519,581
U.S. TREASURY BILLS 51.7%
0.160% due 07/07/2020 - 01/28/2021 (a)(b)(f)		9,732,212	9,727,875
U.S. TREASURY CASH MANAGEMENT BILLS 8.9%
0.162% due 09/08/2020 - 10/27/2020 (a)(b)		1,680,500	1,679,946

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $14,446,609)	14,447,687
Total Investments in Securities (Cost $19,480,452)	19,486,040
Total Investments 103.5% (Cost $19,480,452)	$19,486,040
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)	228
Other Assets and Liabilities, net (3.5)%	(654,793)
Net Assets 100.0%	$18,831,475

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.120%	06/30/2020	07/01/2020	$300,000	U.S. Treasury Bonds 2.250% - 3.000% due 02/15/2047 - 08/15/2049	$(305,067)	$300,000	$300,001
0.120	06/30/2020	07/01/2020	420,000	U.S. Treasury Notes 1.625% due 09/30/2026	(428,513)	420,000	420,001
0.120	07/01/2020	07/02/2020	270,000	U.S. Treasury Bonds 2.250% due 08/15/2049	(274,909)	270,000	270,000
0.120	07/01/2020	07/02/2020	400,000	U.S. Treasury Notes 2.000% due 11/15/2026	(408,136)	400,000	400,000
MBC	0.120	06/24/2020	07/01/2020	200,000	U.S. Treasury Inflation Protected Securities 1.125% - 1.250% due 07/15/2020 - 01/15/2021	(206,208)	200,000	200,005
0.120	06/25/2020	07/02/2020	200,000	U.S. Treasury Notes 2.250% due 10/31/2024	(206,645)	200,000	200,004
0.130	06/30/2020	07/01/2020	111,000	U.S. Treasury Notes 1.500% - 2.000% due 09/30/2021 - 04/30/2024	(114,542)	111,000	111,000
SCX	0.120	06/30/2020	07/01/2020	1,000	U.S. Treasury Bonds 3.375% due 05/15/2044	(1,017)	1,000	1,000
SSB	0.000	06/30/2020	07/01/2020	4,023	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(4,104)	4,023	4,023
Total Repurchase Agreements	$(1,949,141)	$1,906,023	$1,906,034
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
Cash of $4,200 has been pledged as collateral under the terms of master agreements as of June 30, 2020.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$1,035	JPY	110,623	$0	$(10)
08/2020	JPY	110,623	$1,036	11	0
BSH	01/2021	CLP	66,666,532	81,522	11	0
CBK	08/2020	$1,252	GBP	1,026	20	0
HUS	08/2020	EUR	622	$673	0	(27)
JPM	08/2020	$1,113	CAD	1,538	19	0
MYI	07/2020	664	JPY	71,030	0	(6)
08/2020	JPY	71,030	$664	6	0
TOR	07/2020	345,220	3,207	9	0
07/2020	$630	JPY	67,453	0	(6)
08/2020	JPY	67,453	$631	6	0
UAG	07/2020	$899	JPY	96,114	0	(9)
08/2020	JPY	96,114	$899	9	0
08/2020	$5,077	CAD	7,162	195	0
Total Forward Foreign Currency Contracts	$286	$(58)
(f)

Securities with an aggregate market value of $825 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,191,064	$0	$3,191,064
Industrials	0	666,863	0	666,863
Utilities	0	31,246	0	31,246
U.S. Government Agencies	0	554,040	0	554,040
Asset-Backed Securities	0	6,701	0	6,701
Sovereign Issues	0	588,439	0	588,439
Short-Term Instruments
Certificates of Deposit	0	127,085	0	127,085
Commercial Paper	0	487,177	0	487,177
Repurchase Agreements	0	1,906,023	0	1,906,023
Short-Term Notes	0	519,581	0	519,581
U.S. Treasury Bills	0	9,727,875	0	9,727,875
U.S. Treasury Cash Management Bills	0	1,679,946	0	1,679,946
Total Investments	$0	$19,486,040	$0	$19,486,040
Financial Derivative Instruments - Assets
Over the counter	$0	$286	$0	$286
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(58)	$0	$(58)
Total Financial Derivative Instruments	$0	$228	$0	$228
Totals	$0	$19,486,268	$0	$19,486,268

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$30,000	$29,857
Delos Finance SARL 2.058% (LIBOR03M + 1.750%) due 10/06/2023 ~		420	398
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		49,200	49,114
State of Qatar
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		24,550	24,550
2.571% (LIBOR03M + 0.800%) due 12/21/2020 «~		19,350	19,350
Toyota Motor Credit Corp.
0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		113,200	113,043
1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		71,200	70,873
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		13,812	12,677
Total Loan Participations and Assignments (Cost $321,309)			319,862
CORPORATE BONDS & NOTES 59.1%
BANKING & FINANCE 33.8%
ADCB Finance Cayman Ltd. 1.400% due 06/14/2021	GBP	10,900	13,472
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$1,400	1,386
4.450% due 12/16/2021		30,705	31,016
4.500% due 05/15/2021		35,131	35,354
4.625% due 10/30/2020		16,750	16,823
4.625% due 07/01/2022		4,150	4,193
5.000% due 10/01/2021		12,300	12,444
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~		39,900	39,953
Air Lease Corp.
2.250% due 01/15/2023		14,250	14,048
2.500% due 03/01/2021		6,700	6,702
2.750% due 01/15/2023		12,800	12,644
3.375% due 06/01/2021		5,300	5,322
3.500% due 01/15/2022		18,700	18,899
4.250% due 02/01/2024		1,800	1,843
Aircastle Ltd.
5.125% due 03/15/2021		44,897	45,083
5.500% due 02/15/2022		5,113	5,163
Allstate Corp. 0.936% (US0003M + 0.630%) due 03/29/2023 ~		4,050	4,041
Ally Financial, Inc.
4.125% due 02/13/2022		11,750	12,086
4.250% due 04/15/2021		4,750	4,837
4.625% due 05/19/2022		200	208
7.500% due 09/15/2020		8,073	8,153
Ambac LSNI LLC 6.000% due 02/12/2023 •		2	2
American Honda Finance Corp. 0.665% (US0003M + 0.350%) due 06/11/2021 ~		22,000	21,963
American Tower Corp. 3.375% due 05/15/2024		9,500	10,321
Aozora Bank Ltd.
2.550% due 09/09/2022		5,270	5,420
3.810% due 09/07/2021		13,010	13,400
Assurant, Inc. 1.534% (US0003M + 1.250%) due 03/26/2021 ~		8,230	8,230
Athene Global Funding
2.667% (US0003M + 1.230%) due 07/01/2022 ~		136,939	135,731
4.000% due 01/25/2022		2,500	2,589
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		14,050	13,365
1.430% (US0003M + 0.670%) due 07/30/2021 ~		27,153	25,608
2.875% due 01/20/2022		51,476	49,208
6.750% due 04/06/2021		14,793	14,869
7.125% due 10/15/2020		12,543	12,605
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,600	20,687
3.625% due 05/01/2022		1,100	1,037
5.125% due 10/01/2023		3,900	3,612

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 01/15/2023	8,100	7,631
Banco del Estado de Chile 2.668% due 01/08/2021	7,620	7,686
Banco Santander Chile
1.571% (US0003M + 1.200%) due 11/28/2021 ~	23,600	23,431
2.500% due 12/15/2020	6,302	6,354
2.700% due 01/10/2025	5,000	5,144
Bank of America Corp.
0.947% (US0003M + 0.650%) due 06/25/2022 ~	1,000	1,001
1.117% (US0003M + 0.790%) due 03/05/2024 ~	82,334	82,072
2.020% (US0003M + 1.000%) due 04/24/2023 ~	2,801	2,816
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~	46,581	46,172
1.822% (US0003M + 1.430%) due 02/15/2023 ~	21,989	21,933
2.936% (US0003M + 1.625%) due 01/10/2023 ~	18,924	18,978
3.200% due 08/10/2021	1,940	1,985
3.250% due 01/12/2021	2,000	2,027
4.610% due 02/15/2023 •	40,000	42,128
BGC Partners, Inc. 5.125% due 05/27/2021	2,550	2,589
BOC Aviation Ltd.
1.409% (US0003M + 1.125%) due 09/26/2023 ~	7,760	7,533
1.606% (US0003M + 1.050%) due 05/02/2021 ~	67,240	66,670
2.375% due 09/15/2021	20,508	20,533
2.750% due 09/18/2022	41,200	41,501
3.000% due 05/23/2022	13,827	14,064
Boston Properties LP 4.125% due 05/15/2021	10,000	10,203
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~	35,500	34,847
Cantor Fitzgerald LP 4.875% due 05/01/2024	4,900	5,289
Chiba Bank Ltd. 2.750% due 07/29/2020	16,950	16,973
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~	23,640	23,589
1.486% (US0003M + 1.100%) due 05/17/2024 ~	72,478	72,567
1.681% (US0003M + 0.690%) due 10/27/2022 ~	1,520	1,516
1.780% (US0003M + 1.430%) due 09/01/2023 ~	37,214	37,600
1.970% (US0003M + 0.950%) due 07/24/2023 ~	37,052	37,074
CK Hutchison International Ltd. 2.250% due 09/29/2020	1,606	1,609
CNH Industrial Capital LLC
3.875% due 10/15/2021	4,480	4,594
4.375% due 11/06/2020	4,189	4,228
Credit Suisse Group AG 1.558% (US0003M + 1.240%) due 06/12/2024 ~	23,550	23,678
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	5,450	5,792
Danske Bank A/S
1.378% (US0003M + 1.060%) due 09/12/2023 ~	23,500	23,088
3.001% due 09/20/2022 •	26,820	27,251
DBS Group Holdings Ltd. 1.611% (US0003M + 0.620%) due 07/25/2022 ~	19,000	19,003
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	1,179	1,091
Eksportfinans ASA 1.248% (US0003M + 0.800%) due 11/10/2020 ~	49,200	49,237
First Abu Dhabi Bank PJSC 2.126% (US0003M + 0.950%) due 04/16/2022 ~	36,861	36,921
Ford Motor Credit Co. LLC
0.986% (US0003M + 0.430%) due 11/02/2020 ~	13,375	13,232
1.227% (US0003M + 0.930%) due 09/24/2020 ~	39,375	39,061
2.183% (US0003M + 0.810%) due 04/05/2021 ~	18,155	17,426
2.343% due 11/02/2020	11,200	11,151
3.937% (US0003M + 2.550%) due 01/07/2021 ~	50,100	49,356
General Motors Financial Co., Inc.
1.041% (US0003M + 0.540%) due 11/06/2020 ~	1,662	1,656
1.601% (US0003M + 1.100%) due 11/06/2021 ~	41,355	40,932
1.618% (US0003M + 1.310%) due 06/30/2022 ~	18,954	18,578
2.170% (US0003M + 0.850%) due 04/09/2021 ~	32,818	32,625
2.363% (US0003M + 0.990%) due 01/05/2023 ~	5,975	5,761
2.450% due 11/06/2020	2,630	2,634
2.861% (US0003M + 1.550%) due 01/14/2022 ~	40,954	40,694
3.200% due 07/06/2021	12,500	12,646
3.550% due 07/08/2022	1,000	1,026
3.700% due 11/24/2020	7,030	7,068
4.200% due 11/06/2021	200	205
Goldman Sachs Group, Inc.
1.110% (US0003M + 0.750%) due 02/23/2023 ~	2,358	2,348
1.377% (US0003M + 1.050%) due 06/05/2023 ~	5,596	5,607
1.540% (US0003M + 0.780%) due 10/31/2022 ~	20,233	20,231
2.020% (US0003M + 1.000%) due 07/24/2023 ~	4,600	4,611
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	6,484	6,909

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Harley-Davidson Financial Services, Inc.
1.284% (US0003M + 0.940%) due 03/02/2021 ~	1,825	1,815
2.850% due 01/15/2021	1,699	1,708
3.550% due 05/21/2021	660	670
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~	29,312	29,326
1.386% (US0003M + 1.000%) due 05/18/2024 ~	159,632	158,443
Hutchison Whampoa International Ltd. 4.625% due 01/13/2022	12,701	13,320
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	4,363	4,373
2.875% due 03/16/2021	3,790	3,820
ICICI Bank Ltd.
3.125% due 08/12/2020	16,483	16,498
5.750% due 11/16/2020	25,696	26,032
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~	5,690	5,719
1.456% (US0003M + 1.150%) due 03/29/2022 ~	29,609	29,830
International Lease Finance Corp.
4.625% due 04/15/2021	3,075	3,108
8.625% due 01/15/2022	22,679	24,375
Jackson National Life Global Funding 1.036% (US0003M + 0.730%) due 06/27/2022 ~	6,700	6,735
JPMorgan Chase & Co.
1.773% (US0003M + 0.730%) due 04/23/2024 ~	1,753	1,747
1.933% (US0003M + 0.890%) due 07/23/2024 ~	7,004	7,019
2.250% (US0003M + 1.230%) due 10/24/2023 ~	76,323	77,192
3.220% due 03/01/2025 •	2,500	2,692
KEB Hana Bank
0.996% (US0003M + 0.700%) due 10/02/2022 ~	22,850	22,865
1.188% (US0003M + 0.875%) due 09/14/2022 ~	8,800	8,820
LeasePlan Corp. NV 2.875% due 10/24/2024	16,650	17,131
Lloyds Banking Group PLC
1.326% due 06/15/2023 •	4,700	4,729
2.858% due 03/17/2023 •	36,100	37,202
2.907% due 11/07/2023 •	10,000	10,416
Mirae Asset Daewoo Co. Ltd. 4.125% due 11/07/2021	16,700	17,180
Mitsubishi UFJ Financial Group, Inc.
1.018% (US0003M + 0.700%) due 03/07/2022 ~	21,550	21,584
1.084% (US0003M + 0.740%) due 03/02/2023 ~	32,100	31,979
1.278% (US0003M + 0.920%) due 02/22/2022 ~	39,890	40,144
1.373% (US0003M + 1.060%) due 09/13/2021 ~	14,776	14,899
1.781% (US0003M + 0.790%) due 07/25/2022 ~	88,747	89,080
1.851% (US0003M + 0.860%) due 07/26/2023 ~	20,000	19,945
3.455% due 03/02/2023	28,900	30,872
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	17,265	17,519
2.652% due 09/19/2022	22,460	23,066
2.750% due 10/21/2020	23,766	23,903
3.406% due 02/28/2022	1,900	1,961
3.559% due 02/28/2024	5,000	5,333
Mizuho Financial Group, Inc.
0.990% (US0003M + 0.630%) due 05/25/2024 ~	76,165	74,685
1.163% (US0003M + 0.850%) due 09/13/2023 ~	23,445	23,324
1.195% (US0003M + 0.880%) due 09/11/2022 ~	99,525	99,859
1.311% (US0003M + 0.940%) due 02/28/2022 ~	20,000	20,130
2.016% (US0003M + 0.840%) due 07/16/2023 ~	33,452	33,423
Morgan Stanley
0.761% (SOFRRATE + 0.700%) due 01/20/2023 ~(h)	90,700	90,494
1.668% (US0003M + 1.220%) due 05/08/2024 ~	20,148	20,303
2.028% (US0003M + 0.930%) due 07/22/2022 ~	3,978	3,999
2.420% (US0003M + 1.400%) due 10/24/2023 ~	19,958	20,173
Nationwide Building Society
2.000% due 01/27/2023	23,400	24,112
3.622% due 04/26/2023 •	11,800	12,268
NatWest Markets PLC 1.706% (US0003M + 1.400%) due 09/29/2022 ~	53,900	53,983
Natwest Markets PLC 5.625% due 08/24/2020	12,740	12,822
Navient Corp.
5.000% due 10/26/2020	2,900	2,892
5.875% due 03/25/2021	27,760	27,352
6.625% due 07/26/2021	8,400	8,256
Nissan Motor Acceptance Corp.
0.833% (US0003M + 0.520%) due 03/15/2021 ~	28,399	27,760
0.936% (US0003M + 0.630%) due 09/21/2021 ~	500	481
0.996% due 09/28/2022 •	31,692	29,310
1.961% (US0003M + 0.650%) due 07/13/2022 ~	1,680	1,565
2.201% (US0003M + 0.890%) due 01/13/2022 ~	90,000	86,524
2.550% due 03/08/2021	2,400	2,383
3.150% due 03/15/2021	2,300	2,294
3.450% due 03/15/2023	800	796
Nomura Holdings, Inc. 2.648% due 01/16/2025	29,150	30,420

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Nordea Bank Abp 1.303% (US0003M + 0.940%) due 08/30/2023 ~		14,115	14,034
NTT Finance Corp. 1.900% due 07/21/2021		5,000	5,061
ORIX Corp.
2.650% due 04/13/2021		39,695	40,173
2.900% due 07/18/2022		20,835	21,572
2.950% due 07/23/2020		10,205	10,216
3.200% due 01/19/2022		26,500	27,305
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		21,566	21,289
5.250% due 08/15/2022		33,371	31,341
Piper Jaffray Cos.
4.740% due 10/15/2021		6,900	6,745
5.200% due 10/15/2023		24,600	24,047
Qatari Diar Finance QSC 5.000% due 07/21/2020		17,500	17,576
QNB Finance Ltd.
1.556% (US0003M + 1.000%) due 05/02/2022 ~		27,590	27,325
1.638% (US0003M + 1.320%) due 12/06/2021 ~(f)		10,000	9,957
1.713% (US0003M + 1.350%) due 05/31/2021 ~		47,309	47,580
1.898% (US0003M + 1.450%) due 08/11/2021 ~		14,400	14,454
2.705% (US0003M + 1.570%) due 07/18/2021 ~		40,600	40,805
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		4,400	4,404
1.862% (US0003M + 1.470%) due 05/15/2023 ~		139,241	139,353
Santander Holdings USA, Inc. 4.450% due 12/03/2021		17,109	17,834
Santander UK Group Holdings PLC
2.875% due 08/05/2021		6,100	6,245
3.373% due 01/05/2024 •		14,400	15,105
Santander UK PLC
1.052% (US0003M + 0.660%) due 11/15/2021 ~		3,300	3,318
2.100% due 01/13/2023		28,100	29,021
3.750% due 11/15/2021		500	521
SBA Tower Trust
2.877% due 07/15/2046		13,500	13,539
3.156% due 10/10/2045		1,800	1,804
Scentre Group Trust 1 2.375% due 04/28/2021		12,180	12,239
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020		29,218	29,570
Skandinaviska Enskilda Banken AB 0.963% (US0003M + 0.645%) due 12/12/2022 ~		8,100	8,132
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~		26,900	26,512
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		18,660	18,745
3.000% due 07/15/2022		8,800	8,848
3.550% due 04/15/2024		21,150	21,668
Springleaf Finance Corp.
5.625% due 03/15/2023		500	507
6.125% due 05/15/2022		2,600	2,656
7.750% due 10/01/2021		3,350	3,493
8.250% due 12/15/2020		1,550	1,602
Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~		131,570	131,906
3.050% due 01/15/2021		3,925	3,973
3.785% due 05/21/2025 •		1,708	1,813
Starwood Property Trust, Inc. 3.625% due 02/01/2021		4,100	4,043
Sumitomo Mitsui Financial Group, Inc.
1.370% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	14,179
1.875% (US0003M + 0.740%) due 10/18/2022 ~		$6,900	6,904
1.993% (US0003M + 1.680%) due 03/09/2021 ~		1,600	1,616
2.091% (US0003M + 0.780%) due 07/12/2022 ~		50,225	50,348
2.275% (US0003M + 1.140%) due 10/19/2021 ~		9,635	9,728
2.421% (US0003M + 1.110%) due 07/14/2021 ~		5,044	5,084
Swedbank AB 1.013% (US0003M + 0.700%) due 03/14/2022 ~		21,400	21,469
Synchrony Bank 3.650% due 05/24/2021		31,100	31,607
Synchrony Financial 2.850% due 07/25/2022		1,400	1,425
Synovus Bank 2.289% due 02/10/2023 •		9,400	9,521
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		30,100	30,152
1.578% due 05/23/2023 •		4,043	4,075
Ventas Realty LP 3.125% due 06/15/2023		3,900	4,015
WEA Finance LLC 3.250% due 10/05/2020		22,300	22,329
Wells Fargo & Co.
1.286% due 05/17/2023 •		3,000	2,979
1.378% (US0003M + 0.930%) due 02/11/2022 ~		3,692	3,704

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

1.990% (US0003M + 1.230%) due 10/31/2023 ~	105,510	106,286
2.130% (US0003M + 1.110%) due 01/24/2023 ~	25,936	26,081
2.625% due 07/22/2022	2,000	2,085
		4,607,048
INDUSTRIALS 20.4%
AbbVie, Inc.
0.841% (US0003M + 0.460%) due 11/19/2021 ~	800	800
1.024% (US0003M + 0.650%) due 11/21/2022 ~	24,900	24,983
2.150% due 11/19/2021	55,600	56,643
Anheuser-Busch North American Holding Corp. 3.750% due 01/15/2022	12,985	13,549
AP Moller - Maersk A/S 2.421% (US0003M + 2.100%) due 03/16/2021 ~	7,000	7,057
BAT Capital Corp.
1.272% (US0003M + 0.880%) due 08/15/2022 ~	116,071	115,574
2.764% due 08/15/2022	1,900	1,969
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	19,000	18,980
1.323% (US0003M + 1.010%) due 12/15/2023 ~	46,900	46,889
2.750% due 07/15/2021	400	407
3.000% due 10/08/2021	1,325	1,360
3.500% due 06/25/2021	15,118	15,489
BMW Finance NV 1.225% (US0003M + 0.790%) due 08/12/2022 ~	30,000	29,701
BMW U.S. Capital LLC 0.934% (US0003M + 0.500%) due 08/13/2021 ~	4,500	4,477
Boeing Co. 2.300% due 08/01/2021	26,714	26,961
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	800	807
Broadcom Corp.
2.200% due 01/15/2021	8,378	8,442
2.650% due 01/15/2023	800	830
Broadcom, Inc.
3.125% due 04/15/2021	63,123	64,168
3.125% due 10/15/2022	6,200	6,464
Central Nippon Expressway Co. Ltd.
0.852% (US0003M + 0.460%) due 02/15/2022 ~	26,200	26,113
1.014% (US0003M + 0.540%) due 08/04/2020 ~	28,000	28,017
1.034% (US0003M + 0.560%) due 11/02/2021 ~	114,500	114,688
1.147% due 03/03/2022 •	37,880	37,961
1.163% (US0003M + 0.850%) due 09/14/2021 ~	62,400	62,831
2.091% due 09/14/2021	2,100	2,128
2.113% (US0003M + 1.070%) due 04/23/2021 ~	16,900	16,978
2.241% due 02/16/2021	8,450	8,500
2.293% due 04/23/2021	16,928	17,064
2.381% due 09/17/2020	9,700	9,729
Centrica PLC 1.297% due 09/25/2020 •	10,600	10,588
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~	120,557	121,018
4.464% due 07/23/2022	35,600	37,970
Cigna Corp.
0.949% (US0003M + 0.650%) due 09/17/2021 ~	54,200	54,203
2.109% (US0003M + 0.890%) due 07/15/2023 ~	80,000	80,440
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021	1,400	1,437
Colt Merger Sub, Inc. 5.750% due 07/01/2025 (b)	100	101
Conagra Brands, Inc.
1.820% (US0003M + 0.500%) due 10/09/2020 ~	1,900	1,901
3.800% due 10/22/2021	1,500	1,560
4.600% due 11/01/2025	2,700	3,116
Constellation Brands, Inc. 1.092% (US0003M + 0.700%) due 11/15/2021 ~	22,444	22,447
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	367	362
5.500% due 04/29/2022	2,173	2,082
CRH America, Inc. 5.750% due 01/15/2021	400	409
D.R. Horton, Inc. 4.375% due 09/15/2022	11,200	11,906
DAE Funding LLC 4.000% due 08/01/2020	5,100	5,080
Daimler Finance North America LLC
0.808% (US0003M + 0.450%) due 02/22/2021 ~	15,297	15,235
1.106% (US0003M + 0.550%) due 05/04/2021 ~	44,755	44,527
1.211% (US0003M + 0.670%) due 11/05/2021 ~	29,340	29,033
1.238% (US0003M + 0.880%) due 02/22/2022 ~	56,150	55,586
1.292% (US0003M + 0.900%) due 02/15/2022 ~	28,700	28,366
1.396% (US0003M + 0.840%) due 05/04/2023 ~	19,800	19,123
2.200% due 10/30/2021	1,700	1,723
2.875% due 03/10/2021	3,195	3,229

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Danone S.A. 2.077% due 11/02/2021	1,600	1,629
Dell International LLC
4.000% due 07/15/2024	9,000	9,712
4.420% due 06/15/2021	124,594	128,077
5.450% due 06/15/2023	5,200	5,690
Delta Air Lines, Inc. 2.600% due 12/04/2020	4,300	4,253
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	144,700	143,939
Equifax, Inc.
1.262% (US0003M + 0.870%) due 08/15/2021 ~	37,249	37,203
2.300% due 06/01/2021	4,200	4,262
ERAC USA Finance LLC
2.600% due 12/01/2021	100	101
4.500% due 08/16/2021	6,200	6,401
Expedia Group, Inc. 5.950% due 08/15/2020	4,676	4,690
Federal Express Corp. Pass-Through Trust 6.720% due 07/15/2023	874	906
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	16,889	16,910
5.750% due 02/15/2021	6,235	6,412
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	21,700	21,409
General Mills, Inc. 6.610% due 10/15/2022	19,500	19,847
General Motors Co. 1.210% (US0003M + 0.900%) due 09/10/2021 ~	8,995	8,897
Heathrow Funding Ltd. 4.875% due 07/15/2023	300	308
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~	38,400	38,334
Hyundai Capital America
1.108% due 09/18/2020 •	37,900	37,821
1.138% (US0003M + 0.820%) due 03/12/2021 ~	27,418	27,190
1.308% (US0003M + 1.000%) due 09/18/2020 ~	2,065	2,062
2.292% due 07/08/2021 •	16,300	16,130
2.292% (US0003M + 0.940%) due 07/08/2021 ~	21,688	21,462
2.375% due 02/10/2023	12,300	12,440
2.450% due 06/15/2021	3,962	3,989
2.750% due 09/18/2020	1,374	1,377
3.000% due 10/30/2020	1,820	1,828
3.450% due 03/12/2021	5,800	5,869
Imperial Brands Finance PLC
2.950% due 07/21/2020	80,935	81,014
3.125% due 07/26/2024	17,150	17,834
3.750% due 07/21/2022	44,988	46,989
Infor, Inc. 1.450% due 07/15/2023	3,400	3,431
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021	6,800	7,053
Japan Tobacco, Inc. 2.000% due 04/13/2021	5,300	5,335
Kia Motors Corp. 2.625% due 04/21/2021	1,730	1,742
Kraft Heinz Foods Co. 1.268% (US0003M + 0.820%) due 08/10/2022 ~	14,110	13,798
Masco Corp. 3.500% due 04/01/2021	1,850	1,876
Minmetals Bounteous Finance BVI Ltd. 3.500% due 07/30/2020	4,800	4,807
Molson Coors Brewing Co. 2.100% due 07/15/2021	1,900	1,924
MPLX LP 6.375% due 05/01/2024	2,315	2,391
Mylan NV
3.150% due 06/15/2021	31,825	32,493
3.750% due 12/15/2020	3,428	3,465
NortonLifeLock, Inc. 4.200% due 09/15/2020	5,200	5,213
NXP BV
3.875% due 09/01/2022	900	952
4.125% due 06/01/2021	27,720	28,554
4.625% due 06/15/2022	8,600	9,165
Occidental Petroleum Corp. 1.842% (US0003M + 1.450%) due 08/15/2022 ~	144,261	132,775
Otis Worldwide Corp. 2.088% (US0003M + 0.450%) due 04/05/2023 ~	1,200	1,187
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020	31,086	31,267
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	11,905	12,070
3.650% due 07/29/2021	3,000	3,072
Pentair Finance SARL 3.625% due 09/15/2020	21,600	21,610

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Phillips 66 0.960% (US0003M + 0.600%) due 02/26/2021 ~	26,905	26,867
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~	23,100	23,071
Reliance Holding USA, Inc. 4.500% due 10/19/2020	3,875	3,906
Reynolds American, Inc. 4.000% due 06/12/2022	10,500	11,099
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	3,200	3,502
6.250% due 03/15/2022	3,500	3,732
Spirit AeroSystems, Inc.
1.113% (US0003M + 0.800%) due 06/15/2021 ~	27,150	25,288
3.950% due 06/15/2023	3,400	2,890
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	1,836	1,861
Syngenta Finance NV
3.125% due 03/28/2022	2,800	2,839
3.933% due 04/23/2021	8,400	8,483
Takeda Pharmaceutical Co. Ltd.
2.450% due 01/18/2022	10,200	10,425
4.000% due 11/26/2021	14,600	15,246
Toyota Industries Corp. 1.911% due 08/03/2020 (f)	600	600
VMware, Inc. 2.950% due 08/21/2022	5,400	5,588
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~	27,000	26,910
1.204% (US0003M + 0.770%) due 11/13/2020 ~	65,988	66,031
1.375% (US0003M + 0.940%) due 11/12/2021 ~	36,500	36,396
2.700% due 09/26/2022	2,900	2,998
Volkswagen International Finance NV 4.000% due 08/12/2020	5,000	5,015
Vulcan Materials Co. 1.000% (US0003M + 0.650%) due 03/01/2021 ~	8,454	8,409
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~	32,000	32,000
Woodside Finance Ltd. 4.600% due 05/10/2021	48,166	49,041
Woolworths Group Ltd.
4.000% due 09/22/2020	14,550	14,637
4.550% due 04/12/2021	751	770
ZF North America Capital, Inc. 4.500% due 04/29/2022	950	979
Zimmer Biomet Holdings, Inc. 1.066% (US0003M + 0.750%) due 03/19/2021 ~	20,820	20,818
		2,789,567
SPECIALTY FINANCE 0.9%
CIMIC Group Ltd.
0.000% due 08/10/2020 «(d)(f)	970	960
0.000% due 10/06/2020 «(d)(f)	35,139	34,781
0.000% due 10/07/2020 «(d)(f)	38,151	37,757
Lloyds Banking Group PLC
3.870% due 09/02/2020 (f)	22,467	22,542
3.870% due 09/02/2021 (f)	22,467	22,970
		119,010
UTILITIES 4.0%
AT&T, Inc.
1.314% (US0003M + 0.890%) due 02/15/2023 ~	52,326	52,082
1.498% (US0003M + 1.180%) due 06/12/2024 ~	123,727	124,020
BG Energy Capital PLC 4.000% due 10/15/2021	5,200	5,394
Israel Electric Corp. Ltd. 6.875% due 06/21/2023	13,900	15,945
Pacific Gas and Electric Co.
1.750% due 06/16/2022	63,147	63,403
1.795% (US0003M + 1.480%) due 06/16/2022 ~	36,800	36,863
PPL WEM Ltd. 5.375% due 05/01/2021	573	587
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	3,429	3,466
Sempra Energy 1.719% (US0003M + 0.500%) due 01/15/2021 ~	22,744	22,748
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	2,100	2,126
Southern California Edison Co. 3.700% due 08/01/2025	1,300	1,439
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	55,475	55,479
Sprint Communications, Inc.
6.000% due 11/15/2022	8,500	8,977
7.000% due 08/15/2020	900	905

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

11.500% due 11/15/2021	300	333
Sprint Corp.
7.250% due 09/15/2021	8,200	8,606
7.875% due 09/15/2023	1,500	1,691
Verizon Communications, Inc.
1.321% (US0003M + 1.000%) due 03/16/2022 ~	75,100	76,122
1.492% (US0003M + 1.100%) due 05/15/2025 ~	62,331	63,133
		543,319
Total Corporate Bonds & Notes (Cost $8,063,329)		8,058,944
MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017 0.962% (US0001M + 0.780%) due 04/01/2047 ~	50,810	50,732
Orange Unified School District, California Revenue Bonds, Series 2008 1.023% (US0001M + 0.850%) due 05/01/2043 «~(f)	31,970	29,951
		80,683
COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017 1.174% (0.67*US0001M + 1.050%) due 09/01/2039 ~	1,540	1,541
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.692% (US0003M + 0.300%) due 02/15/2036 ~	18,000	16,980
NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.520% due 07/01/2020	500	500
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 1.121% (US0003M + 0.130%) due 10/25/2036 ~	2,404	2,281
Total Municipal Bonds & Notes (Cost $104,313)		101,985
U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.228% due 12/25/2036 •	52	52
0.236% due 07/25/2037 •	202	199
0.305% due 03/25/2034 •	11	11
0.308% due 03/25/2036 •	23	23
0.335% due 08/25/2034 •	72	71
0.385% due 02/25/2037 •(h)	522	519
0.485% due 12/25/2028 •(h)	174	173
0.505% due 06/25/2036 •	90	90
0.518% due 09/25/2042 •	214	214
0.525% due 11/25/2036 •	77	77
0.535% due 04/25/2036 - 03/25/2044 •	256	256
0.555% due 03/25/2036 •	46	46
0.585% due 06/25/2032 - 09/25/2032 •	33	33
0.594% due 03/17/2032 - 05/18/2032 •	403	403
0.615% due 07/25/2036 •	29	29
0.635% due 08/25/2021 - 09/25/2037 •	103	103
0.644% due 09/17/2027 •	2	2
0.685% due 04/25/2042 •(h)	160	161
0.694% due 07/18/2027 - 05/18/2032 •	60	61
0.720% due 12/25/2044 •(h)	9,798	9,826
0.725% due 07/25/2037 •(h)	161	162
0.770% due 07/25/2044 •(h)	4,855	4,856
0.815% due 04/25/2031 •	60	60
0.820% due 07/25/2046 •(h)	16,788	16,774
0.870% due 03/25/2046 •	3,917	3,919
0.955% due 06/25/2037 •(h)	119	120
1.035% due 02/25/2023 - 07/25/2038 •	5	6
1.085% due 04/25/2032 - 11/25/2049 •	19	19
1.170% due 05/25/2050 •	4,133	4,148
1.185% due 11/25/2049 •	10	11
1.335% due 09/25/2023 •	7	7
1.405% due 10/25/2038 •	30	31
2.134% due 01/01/2027 •	7	7
2.239% due 05/01/2021 •	1	1
2.590% due 06/01/2033 •	9	9
2.643% due 05/01/2035 •	16	16
2.891% due 06/01/2043 - 10/01/2044 •	1,755	1,764
3.000% due 05/25/2028 - 06/25/2028 (a)	32,374	2,001
3.015% due 06/01/2036 •	8	8
3.085% due 10/01/2035 •	13	13
3.290% due 05/01/2035 •	54	54

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

3.304% due 01/01/2036 •	20	20
3.315% due 01/01/2036 •	18	18
3.380% due 11/01/2035 •	38	38
3.396% due 05/01/2034 •	9	9
3.413% due 08/01/2035 •	14	14
3.451% due 05/01/2036 •	590	599
3.583% due 06/01/2034 •	2	2
3.652% due 12/01/2036 •	5	6
3.675% due 09/01/2034 •	146	147
3.719% due 04/01/2029 •	2	2
3.743% due 12/01/2035 •	8	8
3.760% due 09/01/2035 •	2	2
3.761% due 12/01/2036 •	5	5
3.809% due 05/01/2038 •	1,271	1,345
3.815% due 03/01/2036 •	16	17
3.821% due 02/01/2034 •	22	24
3.833% due 01/01/2036 •	63	66
3.840% due 02/01/2033 •	2	2
3.842% due 07/01/2029 •	41	41
3.845% due 07/01/2034 •	2	2
3.877% due 08/01/2029 •	157	158
3.878% due 06/01/2035 •	38	39
3.905% due 11/01/2035 •	8	8
3.912% due 03/01/2036 •	22	22
3.915% due 09/01/2034 •	9	9
3.938% due 01/01/2032 •	149	149
3.967% due 11/01/2024 •	3	4
3.975% due 12/01/2040 •	22	23
3.987% due 09/01/2035 •	5	6
4.033% due 11/01/2027 •	1	1
4.085% due 10/01/2035 •	6	6
4.101% due 05/01/2036 •	13	13
4.192% due 09/01/2035 •	6	6
4.212% due 09/01/2034 •	27	27
4.270% due 01/01/2036 •	20	20
4.321% due 11/01/2034 •	56	59
4.335% due 09/01/2034 •	6	6
4.343% due 07/01/2035 •	17	17
4.417% due 06/01/2035 •	9	9
4.456% due 07/01/2028 •	3	3
5.773% due 10/25/2042 ~	159	183
8.007% due 06/25/2032 ~	2	2
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	4	4
Federal Housing Administration 6.896% due 07/01/2020	1	1
Freddie Mac
0.435% due 07/15/2034 •	34	34
0.535% due 07/15/2036 •	253	255
0.585% due 06/15/2031 •	42	42
0.635% due 12/15/2031 •	1	2
0.635% due 09/15/2041 •(h)	626	628
0.665% due 11/15/2036 •	25	25
0.685% due 07/15/2039 - 02/15/2041 •(h)	1,393	1,382
0.720% due 02/15/2038 •(h)	14,217	14,139
0.735% due 06/15/2031 •	102	102
0.785% due 06/15/2031 - 12/15/2037 •	144	145
0.885% due 03/15/2032 •	85	86
0.934% due 03/15/2023 •	1	1
1.185% due 11/15/2033 •(h)	114	116
1.185% due 10/15/2049 •	13	14
2.235% due 07/15/2035 •	22,800	22,980
2.500% due 06/25/2034 - 10/25/2048 (h)	175,747	178,461
2.704% due 10/25/2044 •	1,794	1,813
2.891% due 02/25/2045 •	651	657
3.390% due 01/15/2038 ~(a)	12,848	718
3.685% due 11/01/2035 •	19	19
3.745% due 08/01/2034 •	16	16
4.047% due 09/01/2035 •	50	53
4.083% due 05/01/2034 •	16	16
4.135% due 07/01/2033 •	13	13
4.177% due 08/01/2035 •	32	33
4.199% due 10/01/2033 •	4	4
4.201% due 04/01/2025 •	1	1
4.239% due 08/01/2035 •	7	8
4.501% due 12/01/2035 •	9	9
5.000% due 08/15/2035 (h)	1,148	1,338
6.500% due 07/25/2043	145	180
Ginnie Mae
0.853% due 04/20/2062 •	4,636	4,640
0.903% due 10/20/2065 •	3,450	3,458
0.983% due 11/20/2065 •	7,038	7,064
1.003% due 02/20/2062 •	22,081	22,173
1.073% due 10/20/2066 •(h)	2,795	2,819
1.103% due 01/20/2066 - 05/20/2066 •(h)	30,790	31,082
1.103% due 06/20/2066 •	8,694	8,778

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

1.153% due 04/20/2066 - 11/20/2066 •(h)		11,471	11,610
1.195% due 08/16/2039 •(h)		219	223
1.253% due 12/20/2066 •(h)		3,117	3,162
1.303% due 03/20/2066 •		20,004	20,347
1.904% due 04/20/2067 •(h)		4,523	4,616
2.213% due 12/20/2068 •		16,704	16,715
2.213% due 12/20/2068 •(h)		6,004	6,007
2.500% due 01/20/2049 - 10/20/2049 (h)		96,560	98,891
2.675% due 11/20/2067 •(h)		1,911	1,957
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~		87	90
3.000% due 03/20/2029 - 03/20/2032 •		307	318
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2024 ~		1	1
3.125% due 11/20/2026 - 12/20/2033 •		220	229
3.250% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2025 ~		32	32
3.250% due 08/20/2027 - 08/20/2031 •		432	449
3.310% due 07/20/2067 •(h)		4,595	4,692
3.875% (H15T1Y + 1.500%) due 05/20/2021 - 06/20/2026 ~		22	22
3.875% due 06/20/2027 - 05/20/2032 •		478	497
NCUA Guaranteed Notes
0.530% due 12/07/2020 •		2,095	2,095
0.734% due 12/08/2020 •		1,880	1,881
Small Business Administration
4.340% due 03/01/2024		26	27
5.370% due 04/01/2028		52	57
5.490% due 03/01/2028		34	37
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		307,561	325,922
Total U.S. Government Agencies (Cost $845,395)			852,658
U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 01/15/2026 (h)		30,651	33,232
U.S. Treasury Notes
0.250% due 05/31/2025 (h)		238,200	237,921
0.375% due 03/31/2022 (h)(j)(l)		352,900	354,216
0.625% due 05/15/2030 (h)		85,800	85,552
1.500% due 02/15/2030 (h)		60,500	65,406
Total U.S. Treasury Obligations (Cost $772,634)			776,327
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%
280 Park Avenue Mortgage Trust 1.065% due 09/15/2034 •		12,400	12,334
Adjustable Rate Mortgage Trust 3.876% due 02/25/2035 ~		742	733
Aggregator of Loans Backed by Assets PLC 1.976% due 04/24/2049	GBP	1,485	1,842
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•		$1,216	1,018
0.375% due 09/25/2046 ^•		481	453
American Home Mortgage Investment Trust 2.015% due 09/25/2045 •		79	79
AREIT Trust
1.175% due 11/14/2035 •		12,151	11,969
1.215% due 09/14/2036 •		27,400	26,437
2.805% due 04/14/2037 •		26,100	26,240
Ashford Hospitality Trust 1.085% due 04/15/2035 •		6,705	6,248
Atrium Hotel Portfolio Trust 1.135% due 06/15/2035 •		17,200	16,197
BAMLL Commercial Mortgage Securities Trust
1.235% due 04/15/2036 •		11,700	11,181
1.385% due 03/15/2034 •		17,500	16,366
Banc of America Funding Trust
4.185% due 01/20/2047 ^~		60	57
4.217% due 02/20/2036 ~		577	546
Banc of America Mortgage Trust
3.611% due 07/20/2032 ~		14	13
3.756% due 02/25/2036 ^~		43	40
Bancorp Commercial Mortgage Trust
1.085% due 09/15/2035 •		2,174	2,097
1.185% due 03/15/2036 •		13,579	13,122
1.235% due 09/15/2036 •		22,994	22,090
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~		28	26
3.040% due 07/25/2033 ~		1,600	1,502
3.737% due 01/25/2035 ~		37	36
3.833% due 08/25/2033 ~		628	608
3.836% due 11/25/2034 ~		4,386	3,562
3.847% due 05/25/2047 ^~		611	575
4.103% due 01/25/2034 ~		31	31
4.176% due 01/25/2034 ~		114	113
4.259% due 11/25/2034 ~		312	290
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •		417	381

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

0.885% due 09/25/2034 •		60	60
3.229% due 01/25/2036 ^~		980	975
3.736% due 09/25/2035 ^~		1,536	1,206
3.769% due 05/25/2035 ~		110	108
3.837% due 11/25/2036 ~		1,602	1,210
Bear Stearns Commercial Mortgage Securities Trust 5.972% due 04/12/2038 ~		4,916	4,966
Bear Stearns Structured Products, Inc. Trust
3.635% due 01/26/2036 ^~		3,474	2,871
4.251% due 12/26/2046 ^~		2,182	1,916
Brass PLC 1.086% due 11/16/2066 •		15,530	15,523
CD Mortgage Trust 5.648% due 10/15/2048		4,713	4,834
Chase Mortgage Finance Trust 3.648% due 03/25/2037 ^~		203	193
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.435% due 08/25/2035 •		101	98
Citigroup Mortgage Loan Trust
0.255% due 01/25/2037 •		206	180
0.308% due 08/25/2036 •		3,577	3,570
2.570% due 05/25/2035 •		124	123
3.228% due 09/25/2059 þ		10,355	10,426
3.258% due 04/25/2066 ~		5,250	5,287
3.880% due 10/25/2035 ^•		52	51
3.894% due 07/25/2046 ^~		160	149
3.934% due 09/25/2037 ^~		1,252	1,179
3.979% due 08/25/2035 ~		341	329
4.023% due 03/25/2034 ~		32	31
Citigroup Mortgage Loan Trust, Inc. 1.940% due 09/25/2035 •		14	13
Commercial Mortgage Trust 0.821% due 03/10/2046 •		953	946
Countrywide Alternative Loan Trust
0.345% due 02/25/2047 •		101	89
0.365% due 05/25/2047 •		1,831	1,599
0.370% due 02/20/2047 ^•		2,616	1,941
0.375% due 09/25/2046 ^•		599	547
0.385% due 12/20/2046 ^•		1,752	1,417
0.395% due 07/25/2046 •		174	156
0.400% due 07/20/2046 ^•		950	707
2.504% due 12/25/2035 •		323	289
2.504% due 02/25/2036 •		219	197
3.843% due 02/25/2037 ^~		578	545
6.000% due 04/25/2037 ^		125	81
6.250% due 12/25/2033		100	102
Countrywide Home Loan Mortgage Pass-Through Trust
0.645% due 05/25/2035 •		146	126
0.765% due 04/25/2035 •		16	14
0.825% due 03/25/2035 •		188	161
3.625% due 07/19/2031 ~		3	3
3.772% due 09/25/2047 ^~		99	91
Countrywide Home Loan Reperforming REMIC Trust
0.525% due 06/25/2035 •		1,723	1,618
4.943% due 01/25/2034 ^~		8	8
Credit Suisse First Boston Mortgage Securities Corp.
1.633% due 03/25/2032 ~		30	27
3.683% due 11/25/2033 ~		714	699
3.749% due 11/25/2034 ~		220	222
Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		10,069	10,382
Credit Suisse Mortgage Capital Trust
0.935% due 07/15/2032 •		15,600	14,709
3.092% due 10/27/2059 ~		21,025	21,816
3.135% due 12/26/2059 ~		2,748	2,843
3.322% due 10/25/2058 ~		9,533	9,767
Dukinfield PLC 1.292% due 08/15/2045 •	GBP	1,560	1,934
Durham Mortgages A PLC 0.825% due 03/31/2053 •		23,412	28,801
Durham Mortgages B PLC 0.856% due 03/31/2054 •		8,976	11,048
Dutch Property Finance BV 0.327% due 07/28/2054 •	EUR	900	996
Ellington Financial Mortgage Trust 2.006% due 06/25/2065 ~		$3,700	3,718
European Loan Conduit 1.000% due 02/17/2030 •	EUR	10,689	11,664
European Residential Loan Securitisation DAC 0.343% due 03/24/2063 •		643	719
Finsbury Square PLC
0.000% due 06/16/2070 •(b)	GBP	28,500	35,350
1.023% due 03/16/2070 •		24,421	30,079
1.148% due 09/12/2068 •		3,831	4,747
1.166% due 06/16/2069 •		2,361	2,924

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		$186	154
FirstKey Master Funding 3.000% due 05/27/2036 ~		3,598	3,560
FWD Securitization Trust 2.240% due 01/25/2050 ~		11,185	11,413
GCAT Trust 2.650% due 10/25/2068 ~		2,695	2,803
GMAC Mortgage Corp. Loan Trust 4.164% due 08/19/2034 ~		363	338
Gosforth Funding PLC 0.786% due 12/19/2059 •		2,148	2,149
GPMT Ltd. 1.094% due 11/21/2035 •		9,027	8,840
Great Hall Mortgages PLC
0.302% due 03/18/2039 •	GBP	1,881	2,283
0.322% due 06/18/2038 •		1,159	1,410
GreenPoint Mortgage Funding Trust
0.625% due 06/25/2045 •		$172	149
0.645% due 06/25/2045 •		75	61
0.725% due 11/25/2045 •		264	215
GS Mortgage Securities Corp. Trust 0.885% due 07/15/2032 •		8,000	7,940
GS Mortgage Securities Trust
2.905% due 11/10/2049		4,200	4,258
3.648% due 01/10/2047		24,932	25,821
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		101	109
GSR Mortgage Loan Trust
3.561% due 04/25/2036 ~		177	145
3.852% due 01/25/2036 ^~		207	202
4.065% due 09/25/2035 ~		692	689
Harben Finance PLC 1.056% due 08/20/2056 •	GBP	3,355	4,146
HarborView Mortgage Loan Trust
0.324% due 03/19/2037 •		$548	503
0.374% due 07/19/2046 ^•		1,183	684
0.634% due 05/19/2035 •		687	623
0.674% due 03/19/2036 ^•		1,764	1,574
3.454% due 08/19/2036 ^~		41	40
3.673% due 04/19/2034 ~		11	10
Hawksmoor Mortgage Funding PLC 1.287% due 05/25/2053 •	GBP	23,794	29,476
Hawksmoor Mortgages 1.287% due 05/25/2053 •		124,628	154,389
Holmes Master Issuer PLC
1.579% due 10/15/2054 •		$18,089	18,083
1.639% due 10/15/2054 •		124,559	124,467
HPLY Trust 1.185% due 11/15/2036 •		21,883	20,758
Impac CMB Trust
0.825% due 03/25/2035 •		2,251	2,155
1.085% due 10/25/2033 •		1	1
IMT Trust 0.885% due 06/15/2034 •		8,947	8,782
IndyMac Adjustable Rate Mortgage Trust
3.528% due 01/25/2032 ~		1	1
3.699% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
0.365% due 07/25/2047 •		444	337
0.375% due 09/25/2046 •		852	748
0.385% due 06/25/2046 •		376	319
0.395% due 05/25/2046 •		136	124
0.665% due 07/25/2035 •		99	91
3.717% due 12/25/2034 ~		14	14
JPMBB Commercial Mortgage Securities Trust 3.046% due 04/15/2047		67	67
JPMorgan Chase Commercial Mortgage Securities Trust
1.035% due 12/15/2036 •		8,500	8,257
1.055% due 01/16/2037 •		7,600	7,328
1.095% due 06/15/2035 •		23,840	22,318
1.185% due 06/15/2032 •		19,879	18,769
1.635% due 12/15/2031 •		15,200	14,920
3.093% due 07/05/2032		11,101	11,343
3.379% due 09/15/2050		4,300	4,572
JPMorgan Mortgage Trust 2.947% due 04/25/2035 ~		908	788
Lanark Master Issuer PLC 1.128% due 12/22/2069 •		22,420	22,487
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		4,186	4,224
Liberty Funding Pty. Ltd. 1.340% due 10/10/2049 •	AUD	1,772	1,220
London Wall Mortgage Capital PLC 1.142% due 11/15/2049 •	GBP	2,493	3,068

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Luminent Mortgage Trust
0.355% due 12/25/2036 •		$579	520
0.385% due 10/25/2046 •		152	138
0.528% due 12/25/2036 ^•		119	107
MASTR Adjustable Rate Mortgages Trust
0.395% due 04/25/2046 •		365	323
4.088% due 11/21/2034 ~		380	381
MASTR Alternative Loan Trust 6.000% due 08/25/2033		467	489
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.885% due 11/15/2031 •		478	469
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.625% due 12/15/2030 •		499	480
1.045% due 08/15/2032 •		28	27
2.610% due 10/20/2029 •		339	327
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		2,126	2,045
0.435% due 11/25/2035 •		262	244
2.015% due 12/25/2032 ~		3	2
Merrill Lynch Mortgage-Backed Securities Trust 3.675% due 04/25/2037 ^~		253	235
MF1 Ltd. 1.315% due 12/25/2034 •		2,500	2,466
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		26,385	27,773
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		677	687
3.040% due 04/15/2048		3,395	3,520
Morgan Stanley Capital Trust
1.185% due 05/15/2036 •		11,400	10,786
5.627% due 09/15/2042 ~		1,099	1,107
6.215% due 06/11/2042 ~		8,100	8,397
6.338% due 06/11/2049 ~		2,771	2,757
Morgan Stanley Mortgage Loan Trust
0.405% due 02/25/2047 •		833	313
3.226% due 06/25/2036 ~		40	40
MortgageIT Trust 0.925% due 12/25/2034 •		357	349
Motel 6 Trust 1.105% due 08/15/2034 •		13,514	13,284
Natixis Commercial Mortgage Securities Trust 0.935% due 02/15/2033 •		5,900	5,538
New Century Home Equity Loan Trust
2.750% due 11/25/2059 ~		89,442	94,435
3.500% due 10/25/2059 ~		3,314	3,526
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		92,541	97,254
4.500% due 05/25/2058 ~		14,463	15,659
Nomura Resecuritization Trust 0.691% due 12/26/2036 •		2,119	2,082
OBX Trust 0.835% due 06/25/2057 •		1,958	1,938
Pepper Residential Securities Trust 1.140% due 08/13/2057 •	AUD	3,653	2,520
Permanent Master Issuer PLC
1.599% due 07/15/2058 •		$4,500	4,500
1.769% due 07/15/2058 •		13,050	13,057
PFP Ltd.
1.165% due 04/14/2036 •		48,895	47,481
1.245% due 04/14/2037 •		2,500	2,432
Polaris Holdings Ltd. 1.317% due 04/27/2057 •	GBP	5,167	6,401
Precise Mortgage Funding PLC 0.878% due 03/12/2055 •		2,905	3,574
RBS Acceptance, Inc. 4.564% due 06/25/2024 ~		$1	1
RBSSP Resecuritization Trust 0.835% due 08/26/2045 •		2,204	2,154
Residential Accredit Loans, Inc. Trust
0.395% due 04/25/2046 •		160	62
0.435% due 08/25/2037 •		218	196
0.485% due 08/25/2035 •		500	422
2.864% due 09/25/2045 •		321	294
Residential Asset Securitization Trust
4.249% due 12/25/2034 ~		1,066	1,027
5.750% due 02/25/2036 ^		103	66
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		11	11
Residential Mortgage Securities PLC 1.382% due 09/20/2065 •	GBP	2,948	3,666
Ripon Mortgages PLC 1.056% due 08/20/2056 •		110,497	136,475
Sequoia Mortgage Trust
0.390% due 05/20/2035 •		$2,219	2,127
0.950% due 10/20/2027 •		113	108
1.625% due 05/20/2034 •		714	694

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

3.072% due 01/20/2047 ^~		117	89
4.413% due 04/20/2035 ~		64	65
Silverstone Master Issuer PLC
1.235% due 01/21/2070 •	GBP	22,192	27,685
1.679% due 01/21/2070 •		$4,428	4,433
Stanlington PLC 1.198% due 06/12/2046 •	GBP	1,782	2,199
Structured Adjustable Rate Mortgage Loan Trust
2.904% due 01/25/2035 ^•		$33	30
3.765% due 02/25/2034 ~		35	33
3.875% due 08/25/2035 ~		338	321
Structured Asset Mortgage Investments Trust
0.375% due 07/25/2046 ^•		1,354	1,046
0.405% due 05/25/2036 •		3,680	3,461
0.405% due 05/25/2046 •		830	424
0.444% due 07/19/2035 •		1,765	1,677
0.445% due 03/25/2037 •		374	186
0.465% due 02/25/2036 ^•		18	17
0.645% due 05/25/2045 •		237	224
0.774% due 07/19/2034 •		8	8
0.854% due 09/19/2032 •		10	9
0.894% due 03/19/2034 •		132	128
0.894% due 04/19/2035 •		606	594
Structured Asset Securities Corp. 5.050% due 02/25/2034 þ		2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.490% due 07/25/2032 ~		4	3
Tharaldson Hotel Portfolio Trust 0.925% due 11/11/2034 •		10,207	9,671
Thornburg Mortgage Securities Trust 3.647% due 04/25/2045 ~		64	61
Towd Point Mortgage Funding
1.392% due 07/20/2045 •	GBP	49,749	61,486
1.481% due 02/20/2054 •		9,385	11,635
Towd Point Mortgage Funding PLC
1.056% (BP0003M + 0.800%) due 02/20/2045 ~		8,857	10,919
1.677% due 10/20/2051 •		10,871	13,473
Trinity Square PLC 1.818% due 07/15/2051 •		6,163	7,646
UBS-Barclays Commercial Mortgage Trust 0.981% due 04/10/2046 •		$3,296	3,283
Verus Securitization Trust 1.977% due 04/25/2060		2,100	2,098
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •		67	64
0.455% due 12/25/2045 •		90	87
0.475% due 10/25/2045 •		624	606
0.495% due 01/25/2045 •		76	72
0.545% due 10/25/2045 •		1,038	999
0.965% due 01/25/2045 •		1,624	1,602
1.990% due 02/27/2034 •		29	28
1.990% due 01/25/2047 •		145	134
2.204% due 02/25/2047 ^•		343	307
2.234% due 01/25/2047 •		220	211
2.240% due 07/25/2046 •		169	152
2.240% due 08/25/2046 •		1,670	1,493
2.240% due 09/25/2046 •		258	248
2.240% due 11/25/2046 •		100	92
2.244% due 01/25/2047 ^•		432	393
2.264% due 04/25/2047 •		788	711
2.384% due 12/25/2046 •		593	542
2.501% due 12/25/2046 •		1,032	935
2.504% due 02/25/2046 •		1,266	1,208
2.504% due 08/25/2046 •		5,688	5,434
2.511% due 12/25/2046 ^•		486	425
2.704% due 11/25/2042 •		152	141
2.904% due 06/25/2042 •		168	156
2.904% due 08/25/2042 •		202	188
3.069% due 01/25/2037 ^~		273	247
3.185% due 04/25/2037 ^~		173	151
3.301% due 05/25/2037 ^~		323	270
3.341% due 12/25/2036 ^~		175	167
3.504% due 02/25/2037 ^~		401	351
3.528% due 03/25/2033 ~		29	28
3.592% due 02/25/2037 ^~		903	845
3.611% due 02/25/2037 ^~		446	417
3.665% due 06/25/2034 ~		660	640
3.709% due 09/25/2036 ^~		270	249
4.275% due 09/25/2033 ~		693	668
4.351% due 09/25/2033 ~		207	195
Warwick Finance Residential Mortgages PLC 1.682% due 09/21/2049 •	GBP	5,467	6,778
Washington Mutual Mortgage Pass-Through Certificates Trust
2.474% due 05/25/2046 ^•		$309	251
Wells Fargo Commercial Mortgage Trust
0.916% due 12/15/2036 •		4,737	4,664

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

1.035% due 12/13/2031 •		10,000	9,503
1.244% due 07/15/2046 •		2,500	2,480
1.744% due 01/15/2059 •		3,500	3,439
4.218% due 07/15/2046 ~		4,100	4,423
Wells Fargo-RBS Commercial Mortgage Trust
0.754% due 08/15/2047 •		17,141	16,868
0.984% due 12/15/2045 •		20,884	20,814
1.394% due 06/15/2045 •		22,535	22,286
1.644% due 06/15/2044 •		9,722	9,730
3.369% due 11/15/2047		14,030	14,606
3.440% due 04/15/2045		2,123	2,159
Total Non-Agency Mortgage-Backed Securities (Cost $1,837,051)			1,820,121
ASSET-BACKED SECURITIES 14.0%
AASET U.S. Ltd. 3.844% due 01/16/2038		10,275	9,321
Accredited Mortgage Loan Trust 0.445% due 09/25/2036 •		7,119	6,849
ACE Securities Corp. Home Equity Loan Trust
0.245% due 10/25/2036 •		11	5
0.965% due 04/25/2034 •		18,387	17,714
1.220% due 10/25/2034 •		2,957	2,868
AlbaCore EURO CLO DAC 0.000% due 07/18/2031 «•(b)	EUR	9,800	11,013
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.635% due 01/25/2036 •		$1,053	1,054
0.965% due 05/25/2034 •		274	272
Amortizing Residential Collateral Trust 0.885% due 10/25/2031 •		171	164
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.125% due 06/25/2029 •		88	80
Arbor Realty Collateralized Loan Obligation Ltd. 1.175% due 12/15/2027 •		1,400	1,375
Arbor Realty Commercial Real Estate Notes Ltd. 1.335% due 05/15/2037 •		19,500	19,030
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	6,500	7,254
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.235% due 12/25/2033 •		$136	130
3.756% due 12/25/2033 •		2,088	2,063
Arkansas Student Loan Authority 1.260% due 11/25/2043 •		2,470	2,418
Asset-Backed Funding Certificates Trust
0.885% due 06/25/2034 •		368	355
1.160% due 06/25/2033 •		1,193	1,181
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265% due 05/25/2037 •		23	18
0.425% due 07/25/2036 •		1,150	1,064
Atlas Senior Loan Fund Ltd. 2.005% due 04/20/2028 •		2,384	2,349
Basic Asset-Backed Securities Trust 0.495% due 04/25/2036 •		594	588
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		3,775	3,769
Bear Stearns Asset-Backed Securities Trust
0.675% due 09/25/2035 •		6,325	6,281
0.845% due 10/25/2032 •		145	143
0.860% due 11/25/2035 ^•		695	682
0.985% due 10/27/2032 •		65	63
1.185% due 10/25/2037 •		668	665
1.185% due 11/25/2042 •		19	18
1.435% due 08/25/2037 •		389	380
5.500% due 09/25/2033 þ		7,502	7,713
Bear Stearns Second Lien Trust 1.535% due 01/25/2036 •		12,464	12,403
Benefit Street Partners CLO Ltd. 1.915% due 07/18/2027 •		2,141	2,123
BlueMountain CLO Ltd. 2.641% due 04/13/2027 •		6,121	6,094
Bravo Mortgage Asset Trust 0.425% due 07/25/2036 •		241	240
Brookside Mill CLO Ltd. 1.955% due 01/17/2028 •		4,849	4,776
Cent CLO Ltd. 2.171% due 10/29/2025 •		380	380
Chase Funding Trust 0.825% due 08/25/2032 •		23	22
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •		10	10
Citigroup Mortgage Loan Trust 0.245% due 07/25/2045 •		282	225
CLNC FL1 Ltd. 1.444% due 08/20/2035 •		46,900	45,786
Colony American Finance Ltd. 2.544% due 06/15/2048		1,982	1,979

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Commonbond Student Loan Trust 2.550% due 05/25/2041		3,807	3,898
Countrywide Asset-Backed Certificates
0.475% due 05/25/2047 •		224	217
0.925% due 05/25/2032 •		160	155
1.610% due 03/25/2035 •		921	922
1.685% due 10/25/2034 •		2,279	2,233
Countrywide Asset-Backed Certificates Trust
0.335% due 09/25/2046 •		103	101
0.985% due 10/25/2047 •		1,982	1,859
1.085% due 05/25/2036 •		555	530
Countrywide Asset-Backed Certificates Trust, Inc. 0.725% due 12/25/2034 •		5,546	5,245
Countrywide Asset-Backed Certificates, Inc. 1.010% due 03/25/2034 •		1,486	1,466
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		2	2
Credit-Based Asset Servicing & Securitization LLC
0.305% due 07/25/2037 •		286	216
0.785% due 08/25/2035 •		4,281	4,219
Credit-Based Asset Servicing & Securitization Trust 0.245% due 11/25/2036 •		44	27
Crown Point CLO Ltd. 2.305% due 10/20/2028 •		2,919	2,882
CWHEQ Revolving Home Equity Loan Trust 0.325% due 01/15/2037 •		12	11
Dell Equipment Finance Trust 2.260% due 06/22/2022		29,900	30,434
Delta Funding Home Equity Loan Trust 1.005% due 09/15/2029 •		24	23
Dorchester Park CLO DAC 2.035% due 04/20/2028 •		8,300	8,198
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	10,400	11,635
ECMC Group Student Loan Trust
0.935% due 02/27/2068 •		$20,460	19,902
1.185% due 07/25/2069 •		12,456	12,102
1.235% due 05/25/2067 •		1,277	1,262
Edsouth Indenture LLC 0.915% due 04/25/2039 •		2,311	2,277
EFS Volunteer LLC 1.841% due 10/25/2035 •		4,331	4,246
Elevation CLO Ltd. 2.125% due 04/18/2027 •		1,308	1,304
EMC Mortgage Loan Trust 0.925% due 05/25/2040 •		34	32
Evans Grove CLO Ltd. 1.291% due 05/28/2028 •		29,944	29,553
Fieldstone Mortgage Investment Trust 2.360% due 08/25/2034 •		737	717
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		5,887	5,884
Finance America Mortgage Loan Trust 1.010% due 08/25/2034 •		7,995	7,782
First Franklin Mortgage Loan Trust 0.345% due 11/25/2036 •		2,990	2,880
First NLC Trust 0.255% due 08/25/2037 •		426	241
Flagship CLO Ltd. 2.026% due 01/16/2026 •		1,681	1,670
Flagship Credit Auto Trust 2.830% due 10/16/2023		4,929	5,004
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	29,100	21,560
Ford Credit Floorplan Master Owner Trust 0.785% due 09/15/2024 •		$49,200	48,438
Fremont Home Loan Trust 0.920% due 01/25/2035 •		1,886	1,848
Gallatin CLO Ltd.
2.159% due 01/21/2028 •		27,514	27,109
2.269% (US0003M + 1.050%) due 07/15/2027 ~		14,808	14,646
Golden Credit Card Trust 0.505% due 05/15/2023 •		6,500	6,500
GoldenTree Loan Management EUR CLO DAC 0.000% due 07/20/2031 •(b)	EUR	9,300	10,449
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •		$12,900	12,708
Greystone Commercial Real Estate Notes Ltd. 1.365% due 09/15/2037 •		16,000	15,560
GSAA Home Equity Trust 0.455% due 07/25/2037 •		1,368	1,313
GSAMP Trust
0.255% due 12/25/2036 •		322	176
0.445% due 06/25/2036 •		5,662	5,301
0.935% due 01/25/2034 •		1,515	1,430

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

GSRPM Mortgage Loan Trust 0.685% due 03/25/2035 •		2,500	2,447
Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •		10,700	10,761
Home Equity Asset Trust
0.575% due 07/25/2036 •		7,763	7,490
1.105% due 02/25/2033 •		1	1
1.130% due 06/25/2034 •		4,087	3,642
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •		101	38
HSI Asset Securitization Corp. Trust
0.345% due 05/25/2037 •		138	135
0.365% due 02/25/2036 •		270	269
0.515% due 02/25/2036 •		4,171	3,895
JPMorgan Mortgage Acquisition Trust
0.395% due 10/25/2036 •		7,487	7,192
0.425% due 05/25/2037 •		1,500	1,423
0.455% due 07/25/2036 •		2,500	2,304
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ		3,799	3,830
3.750% due 04/25/2059 þ		8,614	8,831
Lehman ABS Mortgage Loan Trust 0.275% due 06/25/2037 •		318	237
Lehman XS Trust 0.335% due 04/25/2037 ^•		97	99
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		41,400	41,001
Long Beach Mortgage Loan Trust
0.745% due 10/25/2034 •		359	313
0.885% due 03/25/2032 •		21	21
1.010% due 02/25/2034 •		488	485
1.160% due 04/25/2035 •		23,800	23,179
1.205% due 08/25/2033 •		1,872	1,849
LP Credit Card ABS Master Trust 2.323% due 08/20/2024 •		35,695	36,321
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(b)	EUR	9,700	10,899
Madison Park Funding Ltd. 2.465% due 04/20/2026 •		$5,690	5,649
Marlette Funding Trust
2.690% due 09/17/2029		1,979	1,992
3.130% due 07/16/2029		14,147	14,276
3.440% due 04/16/2029		1,442	1,456
3.710% due 12/15/2028		3,826	3,863
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		655	640
Master Credit Card Trust 0.680% due 07/21/2024 •		20,800	20,671
MASTR Asset-Backed Securities Trust
0.235% due 11/25/2036 •		57	25
0.235% due 01/25/2037 •		287	96
0.885% due 09/25/2034 •		9,112	8,476
0.965% due 02/25/2034 •		1,234	1,185
Merrill Lynch Mortgage Investors Trust
0.265% due 09/25/2037 •		5	3
0.305% due 02/25/2037 •		299	114
0.575% due 12/25/2036 •		4,363	4,315
Morgan Stanley ABS Capital, Inc. Trust
0.245% due 05/25/2037 •		129	111
0.285% due 09/25/2036 •		20	9
0.495% due 12/25/2035 •		1,018	995
1.085% due 05/25/2034 •		17,714	17,230
Morgan Stanley Home Equity Loan Trust 1.175% due 05/25/2035 •		950	920
Morgan Stanley IXIS Real Estate Capital Trust 0.235% due 11/25/2036 •		9	4
Mountain View CLO Ltd.
2.019% due 10/15/2026 •		7,328	7,234
2.266% due 10/16/2029 •		11,700	11,443
Navient Private Education Loan Trust
2.650% due 12/15/2028		5,973	6,055
2.740% due 02/15/2029		3,447	3,500
Navient Private Education Refi Loan Trust
2.460% due 11/15/2068		2,600	2,663
3.030% due 01/15/2043		3,118	3,127
Navient Student Loan Trust
0.535% due 03/25/2067 •		10,627	10,548
0.985% due 07/26/2066 •		15,776	15,063
1.235% due 12/27/2066 •		20,689	20,085
3.430% due 12/15/2059		4,091	4,114
Nelnet Student Loan Trust
0.785% due 02/27/2051 •		5,675	5,611
0.885% due 09/27/2038 •		4,981	4,838
0.985% due 09/25/2065 •		3,589	3,560
0.985% due 08/25/2067 •		42,196	41,496
1.035% due 02/25/2066 •		3,441	3,343

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

1.085% due 06/27/2067 •	71,476	70,046
Neuberger Berman CLO Ltd. 2.019% due 07/15/2027 •	3,927	3,891
New Century Home Equity Loan Trust
0.365% due 05/25/2036 •	281	255
1.115% due 11/25/2034 •	2,574	2,452
Nissan Auto Lease Trust 1.800% due 05/16/2022	8,910	8,990
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.335% due 07/25/2036 •	4,366	4,048
Northstar Education Finance, Inc. 0.885% due 12/26/2031 •	3,756	3,628
NovaStar Mortgage Funding Trust
0.845% due 01/25/2036 •	8,994	8,842
1.265% due 06/25/2035 •	3,864	3,763
Oaktree CLO 1.724% due 05/13/2029 •	497	492
Ocean Trails CLO 2.369% due 07/15/2028 •	3,280	3,248
OCP CLO Ltd. 2.019% due 07/15/2027 •	1,578	1,568
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •	214	214
OneMain Financial Issuance Trust 2.370% due 09/14/2032	9,680	9,712
Option One Mortgage Loan Trust
0.725% due 08/25/2032 •	62	61
0.845% due 05/25/2035 •	845	842
Oscar U.S. Funding LLC 3.100% due 04/11/2022	6,676	6,720
Oscar U.S. Funding Trust LLC 3.150% due 08/10/2021	236	236
Palmer Square CLO Ltd. 1.242% due 08/15/2026 •	12,792	12,705
Palmer Square Loan Funding Ltd.
1.177% due 02/20/2028 •	8,365	8,243
1.819% due 04/15/2026 •	1,772	1,760
1.869% due 07/15/2026 •	7,826	7,767
Penarth Master Issuer PLC
0.644% due 09/18/2022 •	24,600	24,583
0.734% due 07/18/2023 •	38,150	38,103
PFS Financing Corp. 0.735% due 04/15/2024 •	18,700	18,657
RAAC Trust 0.735% due 01/25/2046 •	5,908	5,812
Renaissance Home Equity Loan Trust
0.545% due 11/25/2034 •	145	131
1.065% due 08/25/2033 •	331	310
Residential Asset Mortgage Products Trust
0.705% due 07/25/2035 •	1,000	966
0.725% due 05/25/2036 •	3,827	3,794
0.745% due 06/25/2032 •	3	3
0.875% due 10/25/2035 •	100	96
1.205% due 01/25/2034 •	2,960	2,865
Residential Asset Securities Corp. Trust 0.830% due 03/25/2035 •	2,061	2,040
Securitized Asset-Backed Receivables LLC Trust
0.855% due 08/25/2034 •	3,243	2,807
0.860% due 01/25/2035 •	766	730
Shackleton CLO Ltd. 2.265% due 10/20/2028 •	16,574	16,253
SLC Student Loan Trust
0.423% due 03/15/2027 •	15,631	15,462
0.433% due 06/15/2029 •	4,337	4,271
0.452% due 05/15/2029 •	6,144	5,961
SLM Student Loan Trust
0.635% due 06/25/2043 •	11,639	11,055
0.783% due 12/15/2027 •	10,977	10,893
0.835% due 12/27/2038 •	2,172	2,106
0.863% due 12/15/2025 •	13,420	13,322
0.885% due 01/25/2029 •	4,731	4,402
1.101% due 01/25/2027 •	2,018	2,014
1.131% due 10/25/2028 •	2,118	2,074
1.131% due 10/27/2031 •	40,256	39,166
1.141% due 10/25/2029 •	8,161	8,010
1.541% due 01/25/2028 •	2,123	2,119
1.591% due 10/25/2029 •	23,127	22,745
1.741% due 04/25/2023 •	1,253	1,170
1.891% due 07/25/2023 •	2,607	2,468
2.491% due 04/25/2023 •	15,834	15,626
2.691% due 07/25/2023 •	5,041	4,963
SMB Private Education Loan Trust
0.485% due 09/15/2054 •	38,099	37,824
1.635% due 02/17/2032 •	3,640	3,653
2.340% due 09/15/2034	919	935

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,225	2,246
2.770% due 05/25/2026	3,194	3,213
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	10,314	10,460
3.010% due 04/25/2028	7,139	7,242
3.240% due 02/25/2028	7,246	7,321
SoFi Professional Loan Program LLC
0.785% due 07/25/2040 •	198	197
1.685% due 10/27/2036 •	2,178	2,191
2.400% due 03/26/2040	2,380	2,407
2.720% due 10/27/2036	1,864	1,895
3.020% due 02/25/2040	863	891
3.180% due 06/15/2048	10,476	10,546
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	36,700	37,285
2.060% due 05/15/2046	18,158	18,338
3.080% due 01/25/2048	3,437	3,462
3.120% due 02/25/2048	2,463	2,480
Sound Point CLO Ltd.
2.025% due 01/20/2028 •	12,573	12,458
2.193% due 01/23/2029 •	47,700	46,866
Soundview Home Loan Trust
0.355% due 06/25/2036 •	2,423	2,394
0.455% due 03/25/2036 •	3,295	3,175
0.465% due 05/25/2036 •	19,250	18,220
Specialty Underwriting & Residential Finance Trust 1.160% due 12/25/2035 •	1,193	1,178
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	39,239	39,739
Springleaf Funding Trust 2.680% due 07/15/2030	25,284	25,272
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	2,669	2,693
Starwood Waypoint Homes Trust 1.135% due 01/17/2035 •	9,986	9,958
Structured Asset Investment Loan Trust 1.160% due 10/25/2033 •	15	15
Structured Asset Securities Corp. Mortgage Loan Trust 1.673% due 04/25/2035 •	477	464
Terwin Mortgage Trust 0.395% due 07/25/2037 •	1,665	1,622
THL Credit Wind River CLO Ltd. 2.099% due 01/15/2026 •	4,759	4,740
Towd Point Mortgage Trust
1.185% due 05/25/2058 •	19,019	18,955
1.185% due 10/25/2059 •	14,764	14,725
1.636% due 04/25/2060 ~	8,790	8,811
TPG Real Estate Finance 1.344% due 10/15/2034 •	44,300	43,250
Tralee CLO Ltd. 2.245% due 10/20/2028 •	43,200	42,575
Upstart Securitization Trust
2.684% due 01/21/2030	12,929	13,007
2.897% due 09/20/2029	3,767	3,784
Utah State Board of Regents 0.918% due 01/25/2057 •	13,504	13,225
Venture CLO Ltd.
2.069% due 01/15/2028 •	9,754	9,557
2.099% due 04/15/2027 •	47,085	46,264
2.248% due 10/22/2031 •	5,700	5,617
Volvo Financial Equipment Master Owner Trust 0.705% due 07/17/2023 •	510	508
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •	55	26
Wells Fargo Home Equity Asset-Backed Securities Trust 0.395% due 01/25/2037 •	6,274	6,248
WhiteHorse Ltd. 2.065% due 04/17/2027 •	5,254	5,222
World Omni Automobile Lease Securitization Trust 2.940% due 05/15/2023	150	151
Total Asset-Backed Securities (Cost $1,927,869)		1,906,221
SOVEREIGN ISSUES 0.6%
Development Bank of Japan, Inc. 1.613% (US0003M + 0.570%) due 04/23/2021 ~	4,000	4,011
Export-Import Bank of India
1.326% (US0003M + 1.020%) due 03/28/2022 ~(f)	11,400	11,270
1.374% (US0003M + 1.000%) due 08/21/2022 ~	41,353	40,340

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

2.750% due 08/12/2020	19,779	19,799
Total Sovereign Issues (Cost $76,229)		75,420
SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.5%
Sumitomo Mitsui Banking Corp. 0.891% (US0003M + 0.350%) due 11/05/2021 ~	68,800	68,814
COMMERCIAL PAPER 3.1%
American Honda Finance Corp.
1.950% due 07/06/2020	25,000	24,999
1.950% due 09/03/2020	34,100	34,066
2.000% due 09/03/2020	14,000	13,986
AstraZeneca PLC 2.000% due 11/03/2020	13,000	12,976
BAYER Corp.
2.350% due 08/03/2020	32,600	32,590
2.400% due 08/17/2020	22,000	21,988
BP Capital Markets PLC
1.620% due 09/08/2020	25,000	24,988
1.680% due 07/01/2020	52,000	52,000
1.800% due 08/03/2020	66,900	66,892
Schlumberger Investment S.A. 1.950% due 10/27/2020	15,200	15,151
Shell International Finance B.V. 2.300% due 01/19/2021	125,000	124,698
		424,334
REPURCHASE AGREEMENTS (g) 0.1%		11,067
U.S. TREASURY BILLS 0.4%
0.163% due 09/03/2020 - 09/17/2020 (c)(d)(h)(j)(l)	52,808	52,795
Total Short-Term Instruments (Cost $555,137)		557,010
Total Investments in Securities (Cost $14,503,266)		14,468,548
	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short Asset Portfolio	214,737	2,142
PIMCO Short-Term Floating NAV Portfolio III	36,367,691	358,549
Total Short-Term Instruments (Cost $360,605)		360,691
Total Investments in Affiliates (Cost $360,605)		360,691
Total Investments 108.8% (Cost $14,863,871)		$14,829,239
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $25,791)		(12,212)
Other Assets and Liabilities, net (8.7)%		(1,188,698)
Net Assets 100.0%		$13,628,329

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	10/07/2020	06/26/2020	$37,757	$37,757	0.28%
CIMIC Group Ltd.	0.000	10/06/2020	06/26/2020	34,781	34,781	0.26
CIMIC Group Ltd.	0.000	08/10/2020	06/26/2020	960	960	0.01
Export-Import Bank of India	1.326	03/28/2022	12/19/2019	11,327	11,270	0.08
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	22,467	22,970	0.17
Lloyds Banking Group PLC	3.870	09/02/2020	05/22/2018	22,467	22,542	0.16
Orange Unified School District, California Revenue Bonds, Series 2008	1.023	05/01/2043	11/27/2019	31,852	29,951	0.22
QNB Finance Ltd.	1.638	12/06/2021	06/20/2019	10,062	9,957	0.07
Toyota Industries Corp.	1.911	08/03/2020	08/22/2018	599	600	0.00
$172,272	$170,788	1.25%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$11,067	U.S. Treasury Notes 1.875% - 2.125% due 04/30/2022 - 05/15/2022	$(11,288)	$11,067	$11,067
Total Repurchase Agreements	$(11,288)	$11,067	$11,067
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	0.190%	06/25/2020	07/02/2020	$(146,548)	$(146,552)
BOS	0.100	06/29/2020	07/01/2020	(237,902)	(237,903)
0.210	06/24/2020	07/01/2020	(30,601)	(30,602)
CIB	0.220	06/11/2020	07/14/2020	(308,156)	(308,194)
0.260	06/12/2020	07/16/2020	(62,974)	(62,983)
JPS	0.140	06/23/2020	07/07/2020	(65,264)	(65,266)
0.170	06/30/2020	07/02/2020	(158,790)	(158,791)
SCX	0.270	06/22/2020	07/23/2020	(4,646)	(4,646)
UBS	0.550	06/16/2020	07/15/2020	(73,934)	(73,951)
Total Reverse Repurchase Agreements	$(1,088,888)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	0.050%	06/30/2020	07/06/2020	$(85,813)	$(85,814)
Total Sale-Buyback Transactions	$(85,814)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.3)%
U.S. Treasury Inflation Protected Securities	0.750%	07/15/2028	$155,873	$(173,844)	$(176,004)
Total Short Sales (1.3)%	$(173,844)	$(176,004)
(h)	Securities with an aggregate market value of $1,205,727 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,456,341) at a weighted average interest rate of 0.688%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(3)	Payable for short sales includes $86 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers' Acceptance June Futures	06/2021	10,468	$1,917,161	$2,761	$0	$0
3-Month Canada Bankers' Acceptance March Futures	03/2021	12,336	2,259,616	20,277	0	0
U.S. Treasury 10-Year Note September Futures	09/2020	783	108,972	225	0	(122)
U.S. Treasury 10-Year Ultra September Futures	09/2020	592	93,231	318	0	(148)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	119	25,961	(138)	0	(123)
$23,443	$0	$(393)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2020	5,180	$(1,143,890)	$(856)	$0	$(81)
U.S. Treasury 5-Year Note September Futures	09/2020	13,580	(1,707,579)	(4,049)	424	0
$(4,905)	$424	$(81)
Total Futures Contracts	$18,538	$424	$(474)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$248,768	$(5,165)	$6,344	$1,179	$0	$(1,830)
CDX.HY-34 5-Year Index	(5.000)	Quarterly	06/20/2025	558,030	32,076	(28,708)	3,368	0	(4,409)
$26,911	$(22,364)	$4,547	$0	$(6,239)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$807,200	$0	$(78)	$(78)	$0	$(37)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	618,000	0	(64)	(64)	0	(28)
$0	$(142)	$(142)	$0	$(65)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	3-Month USD-LIBOR	0.650%	Semi-Annual	08/20/2030	890,200	$(223)	$388	$165	$1,804	$0
Total Swap Agreements	$26,688	$(22,118)	$4,570	$1,804	$(6,304)
(j)	Securities with an aggregate market value of $62,053 and cash of $68,857 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	07/2020	EUR	61,633	$69,973	$733	$(4)
GLM	07/2020	GBP	10,414	13,009	106	0
07/2020	MXN	5,090,754	204,255	0	(16,583)
07/2020	$1,019	MXN	25,663	97	0
HUS	07/2020	EUR	59,750	$66,780	0	(349)
07/2020	GBP	26	33	1	0
07/2020	MXN	5,242,738	226,126	0	(1,829)
07/2020	$13,219	CAD	18,108	119	0
07/2020	1,272	GBP	1,025	0	(2)
07/2020	225,612	MXN	5,242,738	1,819	0
08/2020	CAD	18,108	$13,221	0	(119)
JPM	07/2020	GBP	454,604	559,401	174	(4,073)
07/2020	$209,055	MXN	5,217,075	17,784	0
MYI	07/2020	AUD	337,745	$224,107	0	(8,971)
07/2020	JPY	15,918	149	1	0
07/2020	$222,810	AUD	337,745	10,267	0
07/2020	100,545	CAD	137,344	622	0
08/2020	CAD	137,344	$100,555	0	(621)
08/2020	$149	JPY	15,919	0	(1)
SCX	07/2020	EUR	27,654	$30,779	0	(290)
07/2020	GBP	152	187	0	(1)
07/2020	$232,359	AUD	337,745	718	0
08/2020	AUD	337,745	$232,384	0	(738)
08/2020	EUR	149,037	167,510	0	(53)
08/2020	GBP	464,200	569,407	0	(5,907)
TOR	07/2020	AUD	337,745	224,479	0	(8,598)
07/2020	CAD	229,822	166,842	0	(2,444)
07/2020	$54,492	CAD	74,370	289	0
07/2020	465	JPY	50,014	0	(1)
08/2020	CAD	74,370	$54,497	0	(289)
UAG	07/2020	GBP	29	36	1	0
07/2020	JPY	34,096	319	3	0
08/2020	$319	JPY	34,096	0	(3)
Total Forward Foreign Currency Contracts	$32,734	$(50,876)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	58,500	$(41)	$(77)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	135,800	(95)	(300)
$(136)	$(377)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	$102.055	08/06/2020	49,200	$(200)	$(48)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	56,400	(238)	(55)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	42,000	(164)	(43)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	40,800	(159)	(40)
$(761)	$(186)
Total Written Options	$(897)	$(563)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.230%	Maturity	08/10/2020	$376,000	$0	$7,711	$7,711	$0
Receive	United States Treasury Inflation Indexed Bonds	N/A	0.220%	Maturity	08/20/2020	642,383	0	3,332	4,809	(1,477)
Total Swap Agreements	$0	$11,043	$12,520	$(1,477)
(l)

Securities with an aggregate market value of $25,446 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,075	$306,787	$319,862
Corporate Bonds & Notes
Banking & Finance	0	4,607,048	0	4,607,048
Industrials	0	2,789,567	0	2,789,567
Specialty Finance	0	45,512	73,498	119,010
Utilities	0	543,319	0	543,319
Municipal Bonds & Notes
California	0	50,732	29,951	80,683
Colorado	0	1,541	0	1,541
Louisiana	0	16,980	0	16,980
New Jersey	0	500	0	500
Pennsylvania	0	2,281	0	2,281
U.S. Government Agencies	0	852,658	0	852,658
U.S. Treasury Obligations	0	776,327	0	776,327
Non-Agency Mortgage-Backed Securities	0	1,820,121	0	1,820,121
Asset-Backed Securities	0	1,884,309	21,912	1,906,221
Sovereign Issues	0	75,420	0	75,420
Short-Term Instruments
Certificates of Deposit	0	68,814	0	68,814
Commercial Paper	0	424,334	0	424,334
Repurchase Agreements	0	11,067	0	11,067
U.S. Treasury Bills	0	52,795	0	52,795
$0	$14,036,400	$432,148	$14,468,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$360,691	$0	$0	$360,691
Total Investments	$360,691	$14,036,400	$432,148	$14,829,239
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	0	(176,004)	0	(176,004)
$0	$(176,004)	$0	$(176,004)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2020 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	424	1,804	0	2,228
Over the counter	0	45,254	0	45,254
$424	$47,058	$0	$47,482
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(474)	(6,304)	0	(6,778)
Over the counter	0	(52,916)	0	(52,916)
$(474)	$(59,220)	$0	$(59,694)
Total Financial Derivative Instruments	$(50)	$(12,162)	$0	$(12,212)
Totals	$360,641	$13,848,234	$432,148	$14,641,023

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$286,526	$16,558	$0	$123	$0	$3,580	$0	$0	$306,787	$3,580
Corporate Bonds & Notes
Specialty Finance	0	73,498	0	4	0	(4)	0	0	73,498	(4)
Municipal Bonds & Notes
California	29,549	0	0	1	0	401	0	0	29,951	401
Non-Agency Mortgage-Backed Securities	2,239	0	0	0	0	227	0	(2,466)	0	0
Asset-Backed Securities	0	21,887	0	0	0	25	0	0	21,912	25
Totals	$318,314	$111,943	$0	$128	$0	$4,229	$0	$(2,466)	$432,148	$4,002
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$213,772	Proxy Pricing	Base Price	99.530 - 99.870	99.716
93,015	Third Party Vendor	Broker Quote	99.825 - 100.000	99.908
Corporate Bonds & Notes
Specialty Finance	73,498	Proxy Pricing	Base Price	98.958 – 98.979	98.974
Municipal Bonds & Notes
California	29,951	Proxy Pricing	Base Price	93.500	—
Asset-Backed Securities	21,912	Proxy Pricing	Base Price	100.000	—
Total	$432,148
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.4% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$24
INDUSTRIALS 0.1%
UAL Pass-Through Trust 6.636% due 01/02/2024	583	505
Total Corporate Bonds & Notes (Cost $1,629)		529
U.S. GOVERNMENT AGENCIES 50.4%
Fannie Mae
0.228% due 12/25/2036 •	73	72
0.305% due 03/25/2034 •	38	38
0.385% due 05/25/2035 •	10	10
0.440% due 03/25/2022 •	1	1
0.485% due 01/25/2034 •	15	15
0.518% due 09/25/2042 •	163	163
0.535% due 05/25/2042 •	18	18
0.540% due 10/25/2021 •	1	1
0.585% due 06/25/2029 - 12/25/2033 •	39	39
0.594% due 11/17/2030 - 05/18/2032 •	36	36
0.625% due 05/25/2036 •	8	8
0.632% due 09/17/2027 •	24	24
0.635% due 10/25/2030 •	19	19
0.644% due 10/18/2030 •	27	27
0.685% due 08/25/2031 - 01/25/2033 •	47	48
0.694% due 11/18/2030 •	26	26
0.735% due 12/25/2030 •	19	19
0.768% due 12/25/2023 •	68	67
0.835% due 10/25/2022 - 11/25/2031 •	38	38
0.868% due 09/25/2022 •	2	2
0.885% due 04/25/2032 •	27	28
0.935% due 05/25/2022 •	11	11
1.015% due 01/25/2022 •	1	1
1.185% due 12/25/2023 - 04/25/2032 •	95	97
1.335% due 04/25/2023 - 10/25/2023 •	25	25
1.385% due 05/25/2022 - 01/25/2024 •	35	36
1.940% due 04/25/2023 •	3	3
2.134% due 07/01/2027 - 11/01/2040 •	23	21
2.184% due 03/25/2027 ~	26	26
2.234% due 07/01/2022 - 08/01/2032 •	3	3
2.250% due 10/01/2024 •	2	2
2.325% due 03/25/2027 ~	15	15
2.400% due 05/01/2030 •	16	16
2.438% due 05/01/2034 •	8	8
2.500% due 11/01/2036 •	146	148
2.565% due 05/01/2035 •	92	93
2.590% due 05/01/2034 •	89	90
2.625% due 06/01/2034 •	1	1
2.655% due 10/01/2034 •	55	56
2.697% due 05/01/2035 •	35	36
2.700% due 06/01/2030 •	3	3
2.715% due 06/01/2035 •	70	71
2.747% due 06/01/2036 •	24	24
2.773% due 05/01/2032 •	26	26
2.867% due 05/01/2033 •	7	7
2.891% due 07/01/2042 - 07/01/2044 •	350	351
2.941% due 09/01/2041 •	20	20
3.025% due 04/01/2037 •	1	1
3.026% due 01/01/2035 •	44	45
3.091% due 09/01/2040 •	3	3
3.100% due 08/01/2028 •	106	107
3.109% due 04/01/2034 •	16	16
3.163% due 04/01/2033 •	35	35
3.188% due 07/01/2033 •	195	195
3.204% due 09/01/2033 •	55	55
3.219% due 10/01/2032 •	14	14
3.220% due 07/01/2033 •	70	70
3.226% due 05/01/2036 •	40	40
3.233% due 05/01/2036 •	49	51

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.274% due 07/01/2035 •	1	1
3.278% due 09/01/2033 - 09/01/2034 •	44	45
3.280% due 07/01/2035 •	142	144
3.285% due 01/01/2035 •	14	15
3.290% due 12/01/2032 •	16	17
3.311% due 11/01/2033 •	96	97
3.315% due 02/01/2037 •	26	27
3.321% due 01/01/2035 •	3	3
3.325% due 01/01/2033 •	3	3
3.340% due 07/01/2034 •	92	95
3.365% due 02/01/2035 •	7	7
3.375% due 09/01/2033 •	31	32
3.379% due 02/01/2032 •	8	8
3.393% due 03/01/2034 •	239	241
3.396% due 07/01/2035 •	9	9
3.402% due 05/01/2033 •	27	27
3.406% due 07/01/2035 •	12	13
3.415% due 02/01/2035 •	29	29
3.416% due 04/01/2035 •	5	5
3.432% due 06/01/2037 •	13	13
3.438% due 07/01/2034 •	86	88
3.445% due 04/01/2034 •	21	21
3.448% due 10/01/2034 •	12	12
3.451% due 05/01/2036 •	72	73
3.453% due 12/01/2032 •	87	88
3.461% due 11/01/2035 •	23	24
3.495% due 02/01/2035 •	84	85
3.503% due 04/01/2033 •	8	8
3.520% due 07/01/2033 - 12/01/2034 •	44	44
3.527% due 02/01/2035 •	11	11
3.566% due 12/01/2034 •	33	34
3.569% due 04/01/2035 •	93	94
3.576% due 11/01/2035 •	10	11
3.600% due 01/01/2035 - 01/01/2037 •	23	24
3.610% due 03/01/2033 •	72	73
3.615% due 08/01/2024 •	1	1
3.616% due 07/01/2037 •	40	40
3.625% due 05/01/2032 - 06/01/2034 •	144	145
3.626% due 01/01/2033 •	8	8
3.630% due 02/01/2034 - 12/01/2036 •	88	91
3.632% due 11/01/2034 •	8	8
3.634% due 11/01/2035 •	25	26
3.646% due 03/01/2035 •	61	61
3.651% due 11/01/2032 •	8	8
3.652% due 01/01/2034 •	2	2
3.655% due 03/01/2034 •	12	12
3.672% due 05/01/2037 •	188	189
3.673% due 12/01/2035 •	1	1
3.675% due 03/01/2035 •	1	1
3.677% due 02/01/2034 •	142	144
3.696% due 03/01/2033 •	3	3
3.700% due 11/01/2034 - 02/01/2036 •	81	82
3.715% due 10/01/2032 •	37	38
3.719% due 11/01/2034 •	18	19
3.725% due 09/01/2035 •	34	34
3.729% due 07/01/2037 •	53	56
3.730% due 12/01/2035 •	181	182
3.734% due 01/01/2036 •	1	2
3.735% due 10/01/2033 - 11/01/2033 •	53	54
3.737% due 12/01/2035 •	12	12
3.739% due 01/01/2033 •	5	5
3.750% due 12/01/2033 - 01/01/2035 •	185	187
3.754% due 04/01/2035 •	17	18
3.773% due 05/01/2036 •	68	68
3.785% due 07/01/2033 •	3	3
3.796% due 02/01/2034 •	114	115
3.802% due 09/01/2033 •	10	10
3.807% due 12/01/2035 •	11	12
3.815% due 04/01/2035 •	9	9
3.821% due 02/01/2034 •	35	37
3.825% due 11/01/2047 •	118	119
3.830% due 01/01/2036 •	4	4
3.833% due 01/01/2036 •	157	165
3.835% due 04/01/2035 - 12/01/2036 •	7	7
3.842% due 07/01/2029 •	9	9
3.851% due 02/01/2035 •	20	21
3.853% due 12/01/2033 •	15	15
3.855% due 12/01/2025	113	127
3.865% due 06/01/2027 •	8	8
3.872% due 02/01/2035 •	28	28
3.885% due 11/01/2043 •	105	105
3.887% due 11/01/2033 •	118	124
3.892% due 07/01/2026 •	118	118
3.900% due 01/01/2033 - 10/01/2035 •	186	187
3.907% due 04/01/2033 •	1	1
3.917% due 08/01/2033 •	1	1

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.929% due 01/01/2033 •	3	3
3.945% due 11/01/2033 •	111	111
3.953% due 08/01/2035 •	74	75
3.957% due 11/01/2033 •	20	20
4.001% due 04/01/2028 •	27	27
4.002% due 03/01/2033 •	21	21
4.005% due 10/01/2033 •	27	27
4.024% due 04/01/2040 •	170	177
4.025% due 11/01/2032 •	9	9
4.033% due 08/25/2042 ~	20	21
4.060% due 03/01/2030	441	520
4.068% due 11/01/2031 •	19	19
4.075% due 10/01/2033 •	149	150
4.089% due 03/01/2035 •	86	87
4.098% due 11/01/2026 •	40	41
4.101% due 05/01/2036 •	26	27
4.105% due 04/01/2033 •	105	105
4.150% due 11/01/2022 •	2	2
4.160% due 07/01/2034 •	27	27
4.167% due 11/01/2034 •	2	2
4.172% due 09/01/2037 •	167	169
4.175% due 10/01/2035 •	12	12
4.225% due 12/01/2035 •	202	202
4.315% due 09/01/2036 •	1	1
4.321% due 11/01/2034 •	8	8
4.325% due 07/01/2035 •	7	7
4.334% due 08/01/2035 •	23	24
4.368% due 09/01/2029 •	40	40
4.381% due 12/01/2030 •	2	2
4.383% due 06/01/2035 •	11	11
4.393% due 09/01/2035 •	69	69
4.401% due 09/01/2033 •	15	15
4.407% due 06/01/2030 •	1	1
4.448% due 06/01/2034 •	183	184
4.450% due 03/01/2030 •	119	120
4.486% due 08/01/2033 •	102	102
4.565% due 08/01/2037 •	332	333
4.580% due 08/01/2033 •	10	10
4.598% due 07/01/2035 •	19	20
4.766% due 08/01/2026	429	498
4.816% due 09/01/2035 •	63	67
5.242% due 12/25/2042 ~	98	109
6.000% due 02/25/2044 - 08/25/2044	32	37
6.140% due 09/01/2024 •	180	181
6.250% due 05/25/2042	21	25
6.500% due 07/25/2021 - 01/25/2044	342	402
7.000% due 02/25/2023 - 02/25/2044	28	29
7.500% due 05/01/2028 - 05/25/2042	24	29
8.000% due 08/25/2022 - 10/01/2026	38	39
Freddie Mac
0.315% due 08/25/2031 •	336	335
0.325% due 09/25/2031 •	196	194
0.485% due 03/15/2036 •	2	2
0.518% due 06/25/2029 •	63	62
0.535% due 02/15/2029 - 03/15/2029 •	33	31
0.585% due 07/15/2026 - 05/25/2043 •	977	980
0.635% due 03/15/2024 - 08/15/2029 •	71	71
0.685% due 05/15/2023 - 01/15/2032 •	66	66
0.735% due 08/15/2029 - 03/15/2032 •	82	82
0.784% due 03/15/2023 •	17	17
0.785% due 08/15/2022 - 12/15/2031 •	70	70
0.885% due 04/15/2022 •	1	1
1.780% due 09/01/2037 •	231	233
2.234% due 01/01/2030 •	21	21
2.235% due 07/15/2035 •	1,900	1,915
2.604% due 11/01/2024 •	12	12
2.617% due 12/01/2024 •	30	30
2.704% due 10/25/2044 •	441	446
2.891% due 02/25/2045 •	184	185
2.904% due 07/25/2044 •	2,162	2,245
3.000% due 02/01/2048 - 09/01/2048	10,736	11,324
3.214% due 05/01/2035 •	121	124
3.261% due 04/01/2036 •	103	103
3.305% due 12/01/2035 •	15	15
3.349% due 03/01/2035 •	18	19
3.428% due 09/01/2030 •	122	123
3.431% due 07/01/2035 •	14	14
3.500% due 07/01/2035 •	2	2
3.567% due 07/01/2033 •	1	1
3.579% due 05/01/2033 •	1	1
3.615% due 09/01/2036 •	204	204
3.625% due 02/01/2037 •	6	6
3.641% due 03/01/2030 •	59	60
3.705% due 12/01/2036 •	24	25
3.725% due 04/01/2034 •	53	54
3.747% due 02/01/2035 •	59	59

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.749% due 03/01/2032 •	41	42
3.750% due 04/01/2032 - 03/01/2036 •	324	327
3.755% due 03/01/2036 •	93	99
3.780% due 03/01/2036 •	131	132
3.804% due 01/01/2035 •	4	4
3.827% due 06/01/2035 •	7	8
3.855% due 11/01/2036 •	264	266
3.856% due 01/01/2034 •	81	82
3.870% due 02/01/2036 •	12	13
3.885% due 12/01/2032 •	8	9
3.910% due 02/01/2036 •	1	1
3.926% due 01/01/2037 •	4	4
3.937% due 01/01/2036 •	19	20
3.950% due 01/01/2036 •	4	4
3.955% due 09/01/2034 •	8	8
4.017% due 11/01/2033 •	23	24
4.020% due 04/01/2034 •	4	4
4.021% due 09/01/2035 •	7	7
4.030% due 11/01/2036 •	5	5
4.042% due 01/01/2030 •	79	80
4.055% due 11/01/2033 •	75	76
4.087% due 03/01/2035 •	47	48
4.090% due 09/01/2035 •	6	6
4.093% due 12/01/2034 •	2	3
4.108% due 10/01/2027 •	9	9
4.110% due 02/01/2036 •	9	9
4.165% due 11/01/2034 - 07/01/2036 •	218	219
4.177% due 08/01/2035 •	73	76
4.239% due 08/01/2035 •	11	11
4.290% due 08/01/2035 •	100	100
4.329% due 04/01/2030 •	180	181
4.338% due 11/01/2036 •	2	2
4.350% due 08/01/2033 •	9	10
4.368% due 09/01/2034 - 09/01/2035 •	194	195
4.500% due 11/01/2029 •	37	37
4.500% due 04/15/2032	217	244
4.557% due 07/01/2037 •	82	81
4.575% due 07/01/2033 •	7	7
4.625% due 09/01/2035 •	18	19
4.710% due 08/01/2037 •	77	77
4.754% due 08/01/2023 •	3	3
5.065% due 01/01/2027 •	21	21
5.500% due 10/15/2032	8	9
6.000% due 01/15/2029 - 05/01/2035	26	31
6.250% due 12/15/2023	2	2
7.000% due 10/15/2022 - 07/15/2027	29	32
8.500% due 11/15/2021	3	3
Ginnie Mae
2.916% due 09/20/2067 •	10,502	10,744
3.000% (H15T1Y + 1.500%) due 02/20/2025 ~	5	5
3.000% due 01/20/2027 - 01/20/2030 •	132	137
3.125% due 10/20/2029 - 12/20/2045 •	644	672
3.250% (H15T1Y + 1.500%) due 07/20/2026 ~	5	6
3.250% due 09/20/2029 - 09/20/2045 •	966	1,005
3.875% due 04/20/2033 •	39	41
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	300	316
3.500% due 11/01/2044 - 02/01/2050	7,925	8,444
4.000% due 06/01/2048 - 09/01/2049	30,474	32,297
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2035 - 09/01/2050	49,400	51,391
3.000% due 08/01/2035 - 09/01/2050	16,500	17,324
3.500% due 08/01/2050	42,200	44,386
4.000% due 08/01/2050	22,500	23,854
4.500% due 07/01/2050 - 08/01/2050	17,000	18,273
Total U.S. Government Agencies (Cost $239,327)		241,658
U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)(f)	4,730	6,415
Total U.S. Treasury Obligations (Cost $5,499)		6,415
NON-AGENCY MORTGAGE-BACKED SECURITIES 26.8%
Adjustable Rate Mortgage Trust
0.685% due 10/25/2035 •	2	2
3.516% due 03/25/2035 ~	30	30
3.794% due 11/25/2035 ^~	145	124
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,296
AREIT Trust 2.805% due 04/14/2037 •	2,600	2,614
Ashford Hospitality Trust
1.635% due 06/15/2035 •	400	346
2.035% due 06/15/2035 •	300	246

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.935% due 06/15/2035 •	400	317
BAMLL Commercial Mortgage Securities Trust
1.385% due 03/15/2034 •	100	94
1.785% due 03/15/2034 •	3,170	2,905
Banc of America Alternative Loan Trust 6.000% due 04/25/2036	13	13
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	1,300	1,434
Banc of America Funding Trust
3.540% due 06/25/2034 ~	134	132
4.012% due 05/25/2035 ~	9,321	9,221
4.071% due 11/20/2035 ^~	235	218
4.443% due 03/20/2035 ~	2	2
Banc of America Mortgage Trust
3.364% due 06/25/2034 ~	22	21
3.435% due 10/25/2035 ^~	50	46
4.021% due 02/25/2034 ~	316	308
4.032% due 11/25/2033 ~	38	35
4.129% due 01/25/2034 ~	35	34
4.257% due 09/25/2033 ~	69	65
4.292% due 05/25/2033 ~	107	105
4.386% due 01/25/2035 ~	13	13
Bancorp Commercial Mortgage Trust
1.385% due 08/15/2032 •	737	735
1.785% due 08/15/2032 •	1,000	993
BBCMS Mortgage Trust 4.314% due 12/15/2051	800	950
BCAP LLC Trust 6.500% due 02/26/2036 ~	1,461	1,407
Bear Stearns Adjustable Rate Mortgage Trust
3.311% due 10/25/2033 ~	9	9
3.531% due 07/25/2034 ~	23	23
3.753% due 02/25/2033 ~	3	3
3.819% due 02/25/2034 ~	56	55
3.833% due 01/25/2035 ~	36	35
3.884% due 02/25/2034 ~	425	399
3.967% due 02/25/2033 ~	4	4
4.016% due 04/25/2033 ~	40	40
4.103% due 01/25/2034 ~	90	91
4.176% due 01/25/2034 ~	273	271
4.377% due 01/25/2035 ~	37	35
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	305	279
0.525% due 08/25/2036 ^•	6	5
3.717% due 11/25/2036 ^~	318	210
CD Mortgage Trust 3.431% due 08/15/2050	400	448
Chase Mortgage Finance Trust
3.799% due 12/25/2035 ^~	38	36
3.809% due 12/25/2035 ^~	53	49
3.988% due 02/25/2037 ~	499	483
CIM Trust 3.015% due 06/25/2057 ~	1,051	1,067
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	1,000
Citigroup Mortgage Loan Trust
0.985% due 08/25/2035 ^•	248	223
2.570% due 05/25/2035 •	53	53
4.190% due 11/25/2035 •	105	101
4.348% due 03/25/2034 ~	38	36
Citigroup Mortgage Loan Trust, Inc.
2.772% due 08/25/2034 ~	2	2
3.840% due 09/25/2035 •	84	85
Commercial Mortgage Trust
3.590% due 11/10/2047	1,200	1,290
4.228% due 05/10/2051	1,200	1,411
Countrywide Alternative Loan Trust
0.385% due 06/25/2037 •	1,144	1,010
2.561% due 08/25/2035 ~	1,697	1,593
2.939% due 06/25/2037 ~	257	30
3.377% due 10/25/2035 ^~	25	21
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 08/25/2035 ^•	94	36
3.482% due 06/20/2035 ~	102	101
3.793% due 02/20/2036 ^•	31	30
3.819% due 11/25/2034 ~	1,439	1,404
3.932% due 08/25/2034 ^~	267	255
3.951% due 12/25/2033 ~	53	50
5.500% due 11/25/2035 ^	136	116
Credit Suisse First Boston Mortgage Securities Corp.
3.917% due 11/25/2032 ~	8	7
5.220% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.932% due 07/25/2033 ~	294	281
3.303% due 07/25/2033 ~	130	128
3.605% due 01/25/2034 ~	255	252

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

3.902% due 10/25/2033 ~	102	102
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	223
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.000% due 10/25/2033	3	3
Ellington Financial Mortgage Trust 2.006% due 06/25/2065 ~	400	402
Exantas Capital Corp. Ltd. 1.194% due 04/15/2036 •	2,240	2,180
First Horizon Alternative Mortgage Securities Trust
3.098% due 07/25/2035 ~	113	87
3.350% due 08/25/2034 ~	133	129
First Horizon Mortgage Pass-Through Trust
0.455% due 02/25/2035 •	76	68
0.683% due 02/25/2035 •	251	236
FWD Securitization Trust 2.240% due 01/25/2050 ~	631	644
GMAC Mortgage Corp. Loan Trust 3.812% due 11/19/2035 ~	97	88
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,001
3.924% due 10/10/2032	1,700	1,588
GSR Mortgage Loan Trust
0.535% due 01/25/2034 •	88	85
2.801% due 06/25/2034 ~	35	33
2.906% due 06/25/2034 ~	9	8
2.930% due 03/25/2033 •	9	9
3.247% due 08/25/2034 ~	70	67
3.740% due 05/25/2035 ~	82	77
4.065% due 09/25/2035 ~	4,013	3,994
4.679% due 09/25/2034 ~	2,322	2,268
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
0.384% due 02/19/2046 •	694	646
0.634% due 05/19/2035 •	36	33
Impac CMB Trust 0.825% due 08/25/2035 •	1,084	1,045
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~	12	11
IndyMac Mortgage Loan Trust
0.375% due 09/25/2046 •	379	332
0.965% due 05/25/2034 •	57	53
InTown Hotel Portfolio Trust
0.885% due 01/15/2033 •	600	563
1.235% due 01/15/2033 •	300	280
1.435% due 01/15/2033 •	400	372
2.235% due 01/15/2033 •	1,000	931
JPMorgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	13
JPMorgan Chase Commercial Mortgage Securities Trust 1.035% due 12/15/2036 •	500	486
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~	12	12
3.221% due 11/25/2033 ~	8	8
3.721% due 07/25/2035 ~	249	243
3.870% due 04/25/2035 ~	134	136
3.912% due 11/25/2035 ^~	131	121
3.968% due 07/25/2035 ~	232	232
4.098% due 11/25/2033 ~	15	15
4.109% due 09/25/2034 ~	1	1
4.233% due 10/25/2035 ~	203	183
Lanark Master Issuer PLC 1.128% due 12/22/2069 •	2,128	2,134
MASTR Adjustable Rate Mortgages Trust
3.021% due 02/25/2034 ~	177	159
3.385% due 12/25/2033 ~	62	59
3.815% due 08/25/2034 ~	477	455
3.934% due 01/25/2034 ~	12	12
4.008% due 01/25/2036 ~	60	58
4.054% due 07/25/2034 ~	811	728
4.088% due 11/21/2034 ~	52	53
4.380% due 08/25/2034 ~	425	433
4.875% due 09/25/2033 ~	145	144
Merrill Lynch Mortgage Investors Trust
0.805% due 08/25/2028 •	44	42
0.845% due 06/25/2028 •	125	122
2.495% due 03/25/2028 •	116	111
3.250% due 02/25/2034 ~	19	17
3.414% due 04/25/2035 ~	299	284
3.738% due 02/25/2035 ~	84	84
4.037% due 09/25/2033 ~	6	5
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	1,421	1,496
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	771

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

Morgan Stanley Capital Trust
2.508% due 04/05/2042 ~	1,800	1,834
6.215% due 06/11/2042 ~	2,200	2,281
Morgan Stanley Mortgage Loan Trust 0.505% due 01/25/2035 •	520	490
Motel 6 Trust
1.105% due 08/15/2034 •	813	799
1.375% due 08/15/2034 •	1,926	1,855
2.335% due 08/15/2034 •	160	152
New Century Home Equity Loan Trust
2.750% due 11/25/2059 ~	6,499	6,862
3.500% due 10/25/2059 ~	179	191
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	5,177	5,441
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.219% due 10/25/2035 ~	25	24
Pepper Residential Securities Trust
1.094% due 11/18/2060 •	784	780
1.190% due 06/20/2060 •	1,559	1,552
PFP Ltd. 1.245% due 04/14/2037 •	400	389
Prime Mortgage Trust
0.585% due 02/25/2034 •	23	22
6.000% due 02/25/2034	10	10
RBSSP Resecuritization Trust 0.835% due 08/26/2045 •	113	111
Ready Capital Mortgage Financing LLC 2.350% due 02/25/2035 •	1,000	1,007
Ready Captial Mortgage Financing LLC 1.185% due 03/25/2034 •	6,000	5,884
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031	181	177
Residential Funding Mortgage Securities, Inc. Trust
4.819% due 02/25/2036 ^~	129	108
6.500% due 03/25/2032	8	8
RESIMAC Bastille Trust 1.104% due 09/05/2057 •	381	379
Sequoia Mortgage Trust
0.950% due 04/20/2033 •	23	23
0.990% due 10/20/2027 •	88	85
1.625% due 05/20/2034 •	567	552
1.965% due 03/20/2035 •	164	153
2.715% due 07/20/2034 ~	24	23
Structured Adjustable Rate Mortgage Loan Trust
0.425% due 03/25/2035 •	94	84
0.485% due 09/25/2034 •	123	113
0.625% due 08/25/2035 •	87	87
3.714% due 09/25/2034 ~	96	96
Structured Asset Mortgage Investments Trust
0.874% due 11/19/2033 •	26	25
0.874% due 05/19/2035 •	159	152
0.894% due 02/19/2035 •	2,139	2,073
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.234% due 06/25/2033 ~	631	614
3.490% due 07/25/2032 ~	1	1
3.522% due 03/25/2033 ~	200	200
3.743% due 11/25/2033 ~	27	27
4.679% due 09/25/2033 ~	15	15
UBS Commercial Mortgage Trust 4.241% due 06/15/2051 ~	200	233
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •	4,281	4,066
0.455% due 12/25/2045 •	2,138	2,103
0.475% due 10/25/2045 •	2,272	2,206
0.475% due 12/25/2045 •	1,753	1,693
0.765% due 07/25/2045 •	5,306	4,958
0.985% due 01/25/2045 •	951	940
2.240% due 08/25/2046 •	1,591	1,423
2.240% due 09/25/2046 •	4,268	4,108
2.504% due 08/25/2046 •	50	47
2.704% due 11/25/2042 •	105	98
2.904% due 08/25/2042 •	9	8
3.861% due 10/25/2035 ^~	138	31
4.124% due 09/25/2035 ~	302	313
4.189% due 10/25/2033 ~	160	157
4.369% due 08/25/2033 ~	407	384
Washington Mutual Mortgage Pass-Through Certificates Trust
3.202% due 02/25/2033 ~	10	9
3.530% due 06/25/2033 ~	18	18
4.040% due 11/25/2030 ~	111	108
7.000% due 03/25/2034	39	41
Wells Fargo Commercial Mortgage Trust
1.035% due 12/13/2031 •	2,815	2,675
1.285% due 12/13/2031 •	2,335	2,141
1.325% due 01/15/2035 •	400	380
2.029% due 12/13/2031 •	160	132

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

2.725% due 02/15/2053	600	652
3.809% due 12/15/2048	300	335
4.023% due 03/15/2052	300	352
Wells Fargo Mortgage-Backed Securities Trust 4.505% due 08/25/2035 ~	10	10
Total Non-Agency Mortgage-Backed Securities (Cost $128,112)		128,246
ASSET-BACKED SECURITIES 35.8%
AccessLex Institute 0.660% due 05/25/2036 •	1,012	965
Accredited Mortgage Loan Trust
0.945% due 01/25/2034 •	92	87
1.055% due 01/25/2035 •	675	640
ACE Securities Corp. Home Equity Loan Trust 2.810% due 06/25/2033 ^•	101	102
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.235% due 12/25/2033 •	3,156	3,024
Asset-Backed Funding Certificates Trust 0.805% due 04/25/2034 •	538	540
B2R Mortgage Trust 2.567% due 06/15/2049	2,012	2,019
Bear Stearns Asset-Backed Securities Trust
1.185% due 11/25/2042 •	182	173
3.441% due 10/25/2036 ~	1,213	997
California Republic Auto Receivables Trust 1.830% due 12/15/2021	218	218
Chesapeake Funding LLC 2.940% due 04/15/2031	2,733	2,777
College Avenue Student Loans LLC
1.385% due 12/26/2047 •	938	915
3.280% due 12/28/2048	2,301	2,409
4.130% due 12/26/2047	1,290	1,403
Commonbond Student Loan Trust 1.980% due 08/25/2050	1,700	1,718
Countrywide Asset-Backed Certificates Trust, Inc.
0.645% due 09/25/2034 •	7	7
0.725% due 12/25/2034 •	2,071	1,958
Credit Acceptance Auto Loan Trust 3.210% due 08/17/2026	500	504
Credit Suisse First Boston Mortgage Securities Corp. 1.835% due 05/25/2043 •	642	639
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	522	543
Drive Auto Receivables Trust
0.830% due 05/15/2024	1,200	1,204
0.850% due 07/17/2023	1,450	1,452
DT Auto Owner Trust 1.140% due 01/16/2024	400	401
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •	916	890
Enterprise Fleet Financing LLC 3.140% due 02/20/2024	1,777	1,795
EquiFirst Mortgage Loan Trust 1.320% due 09/25/2033 •	86	83
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	900	901
Fremont Home Loan Trust 1.205% due 06/25/2035 •	151	152
GLS Auto Receivables Issuer Trust
1.580% due 08/15/2024	1,000	1,002
2.170% due 02/15/2024	3,289	3,327
2.470% due 11/15/2023	4,622	4,679
3.060% due 04/17/2023	7,982	8,070
3.370% due 01/17/2023	592	598
GLS Auto Receivables Trust
3.250% due 04/18/2022	121	121
4.170% due 04/15/2024	2,320	2,392
GMF Floorplan Owner Revolving Trust
2.700% due 04/15/2024	1,400	1,434
2.900% due 04/15/2026	3,500	3,656
GSAMP Trust 1.035% due 01/25/2045 •	731	732
GSRPM Mortgage Loan Trust 0.695% due 03/25/2035 •	217	216
Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •	1,200	1,207
Home Equity Asset Trust 0.785% due 11/25/2032 •	8	7
Home Equity Mortgage Loan Asset-Backed Trust 0.705% due 10/25/2035 •	1,600	1,374
HSI Asset Securitization Corp. Trust 0.235% due 10/25/2036 •	7	4
Hyundai Auto Lease Securitization Trust 2.080% due 12/15/2021	163	164

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	679	695
LCM LP 2.175% due 10/20/2027 •	1,000	983
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	560	574
Lehman XS Trust 0.335% due 04/25/2037 ^•	378	385
Long Beach Mortgage Loan Trust
0.745% due 10/25/2034 •	736	643
0.885% due 03/25/2032 •	20	20
1.040% due 07/25/2034 •	275	259
Merrill Lynch Mortgage Investors Trust 1.205% due 07/25/2035 •	311	309
Morgan Stanley ABS Capital, Inc. Trust 0.830% due 09/25/2035 •	7,109	7,041
Morgan Stanley Dean Witter Capital, Inc. Trust 1.535% due 02/25/2033 •	107	105
Mountain View CLO Ltd. 2.266% due 10/16/2029 •	1,400	1,369
Nassau Ltd. 2.369% due 10/15/2029 •	1,900	1,864
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Refi Loan Trust
1.085% due 11/15/2068 •	200	196
1.690% due 05/15/2069	6,200	6,230
3.010% due 12/15/2059	2,000	2,070
3.130% due 02/15/2068	900	930
3.190% due 02/18/2042	590	605
3.520% due 06/16/2042	200	207
Navient Student Loan Trust
0.985% due 07/26/2066 •	3,447	3,291
4.000% due 12/15/2059	6,100	6,358
NovaStar Mortgage Funding Trust 0.925% due 02/25/2034 •	2,757	2,668
Option One Mortgage Loan Trust Asset-Backed Certificates 0.825% due 07/25/2033 •	146	135
Oscar U.S. Funding LLC 2.490% due 08/10/2022	526	529
Palmer Square Loan Funding Ltd.
1.177% due 02/20/2028 •	787	776
2.005% due 07/20/2028 •	2,600	2,586
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.220% due 02/25/2035 •	376	376
Renaissance Home Equity Loan Trust
0.885% due 08/25/2032 •	10	9
1.285% due 09/25/2037 •	3,677	1,753
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	872	572
Residential Asset Securities Corp. Trust 0.445% due 07/25/2036 •	9,694	9,563
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	600	607
1.740% due 07/20/2023	4,460	4,529
1.890% due 09/20/2022	276	279
SLC Student Loan Trust 0.423% due 03/15/2027 •	330	329
SLM Private Credit Student Loan Trust 0.583% due 12/15/2039 •	343	317
SMB Private Education Loan Trust
2.230% due 09/15/2037	600	612
2.490% due 06/15/2027	614	617
2.840% due 06/15/2037	700	724
2.880% due 09/15/2034	275	285
SoFi Professional Loan Program LLC
1.385% due 06/25/2033 •	857	858
1.860% due 11/26/2040	153	153
2.340% due 04/25/2033	2,145	2,176
2.390% due 02/25/2042	178	178
2.490% due 01/25/2036	1,618	1,638
2.510% due 08/25/2033	45	45
2.630% due 07/25/2040	4,083	4,135
2.650% due 09/25/2040	2,742	2,814
2.740% due 05/25/2040	3,052	3,102
2.780% due 08/17/2048	3,546	3,573
SoFi Professional Loan Program Trust 3.120% due 02/25/2048	105	106
Soundview Home Loan Trust 1.485% due 11/25/2033 •	51	51
Springleaf Funding Trust 2.680% due 07/15/2030	5,240	5,238
Starwood Commercial Mortgage Trust 1.265% due 07/15/2038 •	2,800	2,746
Towd Point Mortgage Trust
1.185% due 05/25/2058 •	1,856	1,850

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

1.185% due 10/25/2059 •	168	167
2.900% due 10/25/2059 ~	10,957	11,553
3.000% due 11/25/2059 ~	801	814
4.170% due 11/25/2058 ~	800	816
Tricon American Homes Trust
2.716% due 09/17/2034	1,486	1,515
2.916% due 09/17/2034	1,100	1,117
3.215% due 09/17/2034	100	102
TruPS Financials Note Securitization Ltd. 1.876% due 09/20/2039 •	3,234	3,008
Upstart Securitization Trust 2.322% due 04/22/2030	350	350
Venture CLO Ltd. 2.205% due 07/19/2028 •	400	392
Westlake Automobile Receivables Trust 0.930% due 02/15/2024	3,900	3,903
WhiteHorse Ltd. 2.065% due 04/17/2027 •	165	164
Total Asset-Backed Securities (Cost $172,538)		171,463
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		4,530
Total Short-Term Instruments (Cost $4,530)		4,530
Total Investments in Securities (Cost $551,635)		552,841
	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio III	8,171,275	80,561
Total Short-Term Instruments (Cost $80,321)		80,561
Total Investments in Affiliates (Cost $80,321)		80,561
Total Investments 132.2% (Cost $631,956)		$633,402
Financial Derivative Instruments (c)(e) 0.1%(Cost or Premiums, net $(985))		775
Other Assets and Liabilities, net (32.3)%		(154,905)
Net Assets 100.0%		$479,272

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020		$4,530	U.S. Treasury Notes 1.875% due 04/30/2022		$(4,621)	$4,530	$4,530
Total Repurchase Agreements								$(4,621)	$4,530	$4,530
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	256	$35,628	$74		$0	$(40)
Total Futures Contracts							$74		$0	$(40)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2021	$10,900	$272	$(379)	$(107)	$0	$0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	600	2	(13)	(11)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	4,500	52	(122)	(70)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(3,046)	(3,945)	21	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	23,400	1,030	(3,029)	(1,999)	22	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(410)	(209)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	(245)	(248)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	44	(161)	(117)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	(630)	(705)	12	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	(458)	(525)	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(246)	(248)	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	(2,413)	(1,487)	51	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(29)	(30)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	(57)	(58)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(156)	(160)	6	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	(58)	(59)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	(2,200)	(2,232)	72	0
Total Swap Agreements						$1,442	$(13,652)	$(12,210)	$211	$(1)
(d)	Securities with an aggregate market value of $4,485 and cash of $298 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	5,000	$(36)	$(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	1,500	(13)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	1,000	(8)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	1,000	(4)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,500	(6)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,500	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.398	08/06/2020	9,000	(44)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.570	08/06/2020	500	(2)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,200	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,600	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	2,000	(17)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	1,000	(8)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	3,000	(19)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,500	(16)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	2,500	(12)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,500	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,500	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,500	(8)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	1,500	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	1,000	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.719	07/07/2020	1,800	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	12,000	(79)	(14)
Total Written Options	$(366)	$(63)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,126	$(207)	$270	$63	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,836	(657)	866	209	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	0	0	(1)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,987	(67)	90	23	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	916	269	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,947	10	1	11	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	215	32	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,272	(179)	231	52	0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	2,581	(68)	92	24	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(39)	52	13	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2020 (Unaudited)

CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(9)	0	(28)
Total Swap Agreements	$(2,061)	$2,729	$697	$(29)
(f)

Securities with an aggregate market value of $90 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24	$0	$24
Industrials	0	505	0	505
U.S. Government Agencies	0	241,658	0	241,658
U.S. Treasury Obligations	0	6,415	0	6,415
Non-Agency Mortgage-Backed Securities	0	128,246	0	128,246
Asset-Backed Securities	0	171,463	0	171,463
Short-Term Instruments
Repurchase Agreements	0	4,530	0	4,530
$0	$552,841	$0	$552,841
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,561	$0	$0	$80,561
Total Investments	$80,561	$552,841	$0	$633,402
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	211	0	211
Over the counter	0	697	0	697
$0	$908	$0	$908
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(1)	0	(41)
Over the counter	0	(92)	0	(92)
$(40)	$(93)	$0	$(133)
Total Financial Derivative Instruments	$(40)	$815	$0	$775
Totals	$80,520	$553,657	$0	$634,177

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,200	$1,194
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		864	833
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,600	2,597
Total Loan Participations and Assignments (Cost $4,660)			4,624
CORPORATE BONDS & NOTES 12.8%
BANKING & FINANCE 8.9%
Ally Financial, Inc.
4.125% due 02/13/2022		100	103
4.250% due 04/15/2021		100	102
7.500% due 09/15/2020		3,700	3,737
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		1,600	1,507
Banco del Estado de Chile 4.125% due 10/07/2020		1,800	1,810
Barclays Bank PLC
7.625% due 11/21/2022 (i)		1,000	1,089
10.179% due 06/12/2021		2,800	3,028
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		4,800	4,758
3.200% due 08/10/2021		3,200	3,274
4.610% due 02/15/2023 •		4,100	4,318
4.972% due 05/16/2029 •		1,400	1,641
7.125% due 06/15/2025 •(h)(i)	GBP	3,900	4,791
8.000% due 12/15/2020 •(h)(i)	EUR	600	678
8.000% due 06/15/2024 •(h)(i)		$2,000	2,074
BNP Paribas S.A. 7.625% due 03/30/2021 •(h)(i)		200	203
BOC Aviation Ltd. 3.500% due 01/31/2023		500	514
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		3,500	3,492
4.044% due 06/01/2024 •		1,000	1,086
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	1,600	1,853
Credit Suisse Group AG
6.375% due 08/21/2026 •(h)(i)		$1,700	1,728
7.500% due 07/17/2023 •(h)(i)		1,600	1,663
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		600	662
Danske Bank A/S 1.378% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,375
Deutsche Bank AG
1.599% (US0003M + 1.230%) due 02/27/2023 ~		5,000	4,809
3.961% due 11/26/2025 •		6,300	6,616
4.250% due 10/14/2021		4,500	4,620
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,345
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,284
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$2,900	2,877
3.087% due 01/09/2023		1,600	1,524
3.157% due 08/04/2020		1,500	1,496
3.550% due 10/07/2022		900	877
3.937% (US0003M + 2.550%) due 01/07/2021 ~		2,300	2,266
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		2,100	2,106
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		600	595
2.848% due 06/04/2031 •		300	307
3.000% due 05/29/2030 •	GBP	2,700	3,552
4.292% due 09/12/2026 •		$1,300	1,448
4.300% due 03/08/2026		600	678
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		1,100	1,093

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		3,800	3,807
1.933% (US0003M + 0.890%) due 07/23/2024 ~		4,100	4,108
3.797% due 07/23/2024 •		1,200	1,302
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		2,300	2,310
2.858% due 03/17/2023 •		800	824
4.050% due 08/16/2023		2,600	2,830
4.550% due 08/16/2028		2,500	2,933
4.947% due 06/27/2025 •(h)(i)	EUR	200	219
7.500% due 09/27/2025 •(h)(i)		$1,100	1,142
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		2,800	2,908
Morgan Stanley
2.420% (US0003M + 1.400%) due 10/24/2023 ~		400	404
3.875% due 04/29/2024		600	664
Navient Corp.
5.875% due 03/25/2021		200	197
6.500% due 06/15/2022		200	197
6.625% due 07/26/2021		400	393
7.250% due 01/25/2022		1,200	1,206
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	295
2.600% due 09/28/2022		400	392
2.650% due 07/13/2022		1,000	985
Nomura Holdings, Inc. 2.648% due 01/16/2025		2,700	2,818
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		3,100	3,103
2.000% due 03/04/2025 •	EUR	1,000	1,160
4.519% due 06/25/2024 •		$1,500	1,631
4.892% due 05/18/2029 •		3,500	4,131
5.076% due 01/27/2030 •		1,500	1,803
7.500% due 08/10/2020 •(h)(i)		1,800	1,807
8.000% due 08/10/2025 •(h)(i)		1,400	1,548
8.625% due 08/15/2021 •(h)(i)		500	521
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,431
Santander UK PLC 2.875% due 06/18/2024		4,200	4,481
SL Green Realty Corp. 4.500% due 12/01/2022		3,100	3,166
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		400	402
Societe Generale S.A. 6.750% due 04/07/2021 •(h)(i)	EUR	100	112
Springleaf Finance Corp.
6.125% due 03/15/2024		$700	713
7.750% due 10/01/2021		200	209
8.250% due 12/15/2020		400	413
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		5,000	5,013
UBS AG
4.750% due 02/12/2026 •(i)	EUR	3,700	4,247
5.125% due 05/15/2024 (i)		$3,300	3,592
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		2,200	2,204
2.950% due 09/24/2020		400	402
4.125% due 09/24/2025		500	567
UniCredit SpA
6.572% due 01/14/2022		1,900	2,008
9.250% due 06/03/2022 •(h)(i)	EUR	300	360
Wells Fargo & Co.
2.393% due 06/02/2028 •		$19,600	20,267
2.625% due 07/22/2022		600	625
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,500	4,130
			184,959
INDUSTRIALS 2.6%
AbbVie, Inc.
2.900% due 11/06/2022		$100	105
3.450% due 03/15/2022		1,500	1,559
4.875% due 02/15/2021		698	709
BAT Capital Corp. 3.222% due 08/15/2024		200	214
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,104
Centene Corp. 4.625% due 12/15/2029		3,000	3,184
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,618
4.464% due 07/23/2022		1,100	1,173
4.908% due 07/23/2025		2,300	2,639

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

Comcast Corp. 3.950% due 10/15/2025		1,479	1,696
CSN Resources S.A. 7.625% due 02/13/2023		450	419
DAE Funding LLC 5.250% due 11/15/2021		200	197
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		2,850	2,817
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,733
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,874
Imperial Brands Finance PLC
2.950% due 07/21/2020		1,900	1,902
3.125% due 07/26/2024		5,800	6,031
3.500% due 07/26/2026		400	428
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,145
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	1,000	1,191
Kraft Heinz Foods Co. 3.750% due 04/01/2030		$1,200	1,240
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		600	601
Micron Technology, Inc.
4.185% due 02/15/2027		1,500	1,663
5.327% due 02/06/2029		1,300	1,557
Netflix, Inc. 3.875% due 11/15/2029	EUR	1,400	1,657
Reynolds American, Inc. 4.000% due 06/12/2022		$100	106
Sands China Ltd.
5.125% due 08/08/2025		4,000	4,348
5.400% due 08/08/2028		2,900	3,211
Sasol Financing USA LLC 5.875% due 03/27/2024		500	448
Tesco PLC 6.125% due 02/24/2022	GBP	100	134
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	14,530	135
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$1,700	1,850
			54,688
UTILITIES 1.3%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		5,600	5,629
1.498% (US0003M + 1.180%) due 06/12/2024 ~		3,700	3,709
2.169% (US0003M + 0.950%) due 07/15/2021 ~		4,200	4,235
FirstEnergy Corp. 2.850% due 07/15/2022		800	830
Petrobras Global Finance BV 5.093% due 01/15/2030		2,057	2,053
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		2,500	2,504
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~		2,700	2,700
Sprint Communications, Inc.
6.000% due 11/15/2022		1,300	1,373
11.500% due 11/15/2021		200	222
Sprint Corp.
7.250% due 09/15/2021		2,800	2,939
7.875% due 09/15/2023		400	451
			26,645
Total Corporate Bonds & Notes (Cost $260,170)			266,292
MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		100	180
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	135
			315
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040		300	414
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		102	110

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	200	273
		797
NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	156
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030	1,000	1,286
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	445	449
Total Municipal Bonds & Notes (Cost $2,328)		3,003
U.S. GOVERNMENT AGENCIES 26.4%
Fannie Mae
0.228% due 12/25/2036 •	12	12
0.535% due 07/25/2037 - 03/25/2044 •	77	77
0.565% due 07/25/2037 •	29	29
0.585% due 09/25/2035 •	66	66
0.595% due 09/25/2035 •	126	126
0.905% due 06/25/2037 •	185	187
0.935% due 01/25/2040 •	483	489
2.310% due 08/01/2022	98	101
2.891% due 07/01/2044 •	10	10
2.960% due 05/01/2022	3,611	3,725
3.203% due 05/01/2022 ~	668	684
3.451% due 05/01/2036 •	1	1
3.723% due 05/25/2035 ~	5	5
3.750% due 07/25/2042	5,609	6,727
3.954% due 01/01/2036 •	13	13
4.127% due 12/01/2036 •	3	3
4.378% due 08/01/2033 •	6	6
4.401% due 09/01/2033 •	13	13
4.766% due 06/01/2033 •	101	102
5.000% due 04/25/2033	2	2
5.030% due 09/01/2034 •	2	2
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	1	1
Freddie Mac
0.755% due 06/15/2041 •	76	77
0.885% due 08/15/2037 •	112	114
0.895% due 10/15/2037 •	21	21
0.905% due 05/15/2037 - 09/15/2037 •	132	134
2.891% due 02/25/2045 •	11	11
3.735% due 03/01/2034 •	49	51
4.000% due 11/01/2047 - 01/01/2048	7,282	7,757
4.500% due 03/01/2029	30	32
5.500% due 07/01/2038	24	27
Ginnie Mae
3.000% due 03/20/2027 •	1	1
3.125% due 11/20/2044 •	1,919	2,002
5.000% due 04/15/2036 - 09/15/2039	1,133	1,291
Ginnie Mae, TBA 5.000% due 07/01/2050	6,000	6,518
Small Business Administration 5.520% due 06/01/2024	39	41
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	55,618	58,726
5.500% due 03/01/2034 - 07/01/2035	88	100
6.000% due 08/01/2036 - 02/01/2038	86	100
6.500% due 10/01/2035 - 10/01/2036	149	167
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050	29,500	30,081
2.500% due 08/01/2050	97,100	101,008
3.000% due 08/01/2050 - 09/01/2050	203,300	213,438
3.500% due 08/01/2050	59,900	63,003
4.000% due 07/01/2050	13,000	13,775
4.500% due 07/01/2050	33,800	36,322
Total U.S. Government Agencies (Cost $541,330)		547,178
U.S. TREASURY OBLIGATIONS 31.3%
U.S. Treasury Bonds
3.000% due 08/15/2048	600	825
3.000% due 02/15/2049	22,200	30,641
4.375% due 05/15/2040	8,200	12,962
4.625% due 02/15/2040	5,900	9,570

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (l)		52,233	52,994
0.125% due 04/15/2022 (l)		50,088	50,872
0.375% due 07/15/2027 (l)		4,718	5,135
0.625% due 07/15/2021 (l)		11,720	11,935
0.625% due 01/15/2026 (l)		3,087	3,346
0.625% due 02/15/2043		892	1,053
1.000% due 02/15/2046		5,520	7,149
1.000% due 02/15/2048		19,031	25,210
1.000% due 02/15/2049		6,882	9,203
1.375% due 02/15/2044		5,502	7,519
1.750% due 01/15/2028		1,224	1,462
2.375% due 01/15/2027		3,433	4,174
U.S. Treasury Notes
3.000% due 09/30/2025		38,100	43,416
1.625% due 02/15/2026 (l)(n)		4,000	4,280
1.750% due 05/15/2023 (l)(n)		2,140	2,237
1.750% due 12/31/2024 (l)		13,300	14,192
2.125% due 09/30/2021 (l)		2,200	2,254
2.250% due 12/31/2023 (l)(n)		6,300	6,752
2.375% due 05/15/2029		67,500	77,909
2.625% due 12/31/2025		15,300	17,198
2.625% due 02/15/2029		170,000	199,229
2.750% due 02/15/2024 (l)(n)		4,700	5,133
3.000% due 10/31/2025		38,100	43,477
Total U.S. Treasury Obligations (Cost $574,435)			650,127
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •		21	21
Banc of America Funding Trust
4.012% due 05/25/2035 ~		25	25
4.185% due 01/20/2047 ^~		60	57
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 01/25/2034 ~		1	1
4.176% due 01/25/2034 ~		21	21
Bear Stearns ALT-A Trust
0.525% due 08/25/2036 ^•		1,486	1,351
3.736% due 09/25/2035 ^~		39	30
3.769% due 05/25/2035 ~		162	157
ChaseFlex Trust 0.485% due 07/25/2037 •		419	357
Citigroup Global Markets Mortgage Securities, Inc. 7.000% due 06/25/2033 þ		2	2
Citigroup Mortgage Loan Trust
3.934% due 09/25/2037 ^~		2,249	2,117
4.380% due 10/25/2035 •		8	8
CLNY Mortgage Trust 1.314% due 11/15/2038 •		7,075	6,412
Countrywide Alternative Loan Trust
0.305% due 06/25/2036 •		1,889	1,741
0.365% due 05/25/2047 •		221	193
0.400% due 03/20/2046 •		3,885	3,258
0.420% due 05/20/2046 ^•		91	71
3.064% due 08/25/2035 •		6,062	5,696
6.000% due 10/25/2033		10	10
6.000% due 12/25/2034		3,783	3,745
6.000% due 12/25/2035 ^		2,807	2,569
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~		52	51
3.711% due 02/20/2036 ^•		20	17
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.685% due 02/25/2035 •		254	242
European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,596	3,924
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		$31	26
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	160	170
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •		$1,995	1,615
GSR Mortgage Loan Trust
2.906% due 06/25/2034 ~		28	26
4.097% due 11/25/2035 ~		26	25
4.232% due 11/25/2035 ^~		129	122
6.000% due 03/25/2037 ^		25	20
HarborView Mortgage Loan Trust
0.399% due 12/19/2036 •		1,287	1,037
0.634% due 05/19/2035 •		979	889
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	9,518	11,790
Impac CMB Trust 1.185% due 07/25/2033 •		$11	10
IndyMac Mortgage Loan Trust
0.375% due 09/25/2046 •		281	247

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.805% due 06/25/2034 •		9	9
JPMorgan Chase Commercial Mortgage Securities Trust
1.055% due 01/16/2037 •		3,600	3,471
1.635% due 12/15/2031 •		2,300	2,258
JPMorgan Mortgage Trust
3.604% due 08/25/2034 ~		299	301
3.939% due 11/25/2035 ^~		73	64
3.968% due 07/25/2035 ~		465	452
5.750% due 01/25/2036 ^		28	20
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		2,325	2,347
London Wall Mortgage Capital PLC 1.142% due 11/15/2049 •	GBP	696	856
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		$42	40
0.435% due 11/25/2035 •		20	19
2.015% due 12/25/2032 ~		1	1
3.738% due 02/25/2035 ~		462	465
MF1 Ltd. 1.315% due 12/25/2034 •		5,200	5,129
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		4,992	5,246
Prime Mortgage Trust 0.585% due 02/25/2034 •		5	5
Residential Accredit Loans, Inc. Trust
0.355% due 01/25/2037 •		1,914	1,680
0.370% due 08/25/2036 •		552	485
2.624% due 10/25/2037 ~		2,023	1,784
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	27,633	34,136
Structured Adjustable Rate Mortgage Loan Trust 3.875% due 08/25/2035 ~		$42	40
Structured Asset Mortgage Investments Trust 0.444% due 07/19/2035 •		194	185
Thornburg Mortgage Securities Trust 1.815% due 06/25/2047 ^•		335	284
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	13,002	16,070
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		4,126	5,114
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		$19	19
0.555% due 05/25/2034 •		1,851	1,562
1.990% due 02/27/2034 •		21	20
2.504% due 02/25/2046 •		90	86
2.704% due 11/25/2042 •		10	10
2.904% due 08/25/2042 •		6	6
3.559% due 07/25/2037 ^~		7,392	6,591
Washington Mutual Mortgage Pass-Through Certificates Trust 2.334% due 11/25/2046 •		7,015	6,004
Total Non-Agency Mortgage-Backed Securities (Cost $141,376)			142,812
ASSET-BACKED SECURITIES 11.1%
Aames Mortgage Investment Trust 1.175% due 07/25/2035 •		4,053	4,003
ACE Securities Corp. Home Equity Loan Trust
0.315% due 12/25/2036 •		5,672	3,394
1.085% due 09/25/2033 •		1,128	1,105
Argent Securities Trust 0.455% due 05/25/2036 •		6,376	2,440
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.565% due 02/25/2036 •		1,314	1,151
Asset-Backed Securities Corp. Home Equity Loan Trust
0.995% due 06/25/2034 •		4,307	4,099
1.145% due 07/25/2035 •		300	297
Avery Point CLO Ltd. 2.115% due 07/17/2026 •		2,229	2,213
Bayview Financial Asset Trust 2.927% due 03/25/2037 •		566	520
Bear Stearns Asset-Backed Securities Trust
1.135% due 10/25/2037 •		2,123	1,960
3.112% due 10/25/2036 ~		236	163
CIFC Funding Ltd. 1.851% due 10/25/2027 •		2,200	2,169
CIT Mortgage Loan Trust
1.535% due 10/25/2037 •		2,237	2,235
1.685% due 10/25/2037 •		2,600	2,493
Citigroup Mortgage Loan Trust 0.445% due 03/25/2036 •		6,772	6,280
Citigroup Mortgage Loan Trust, Inc. 0.445% due 03/25/2037 •		1,205	1,073
Countrywide Asset-Backed Certificates
0.315% due 12/25/2036 ^•		1,891	1,711
0.325% due 05/25/2037 •		3,581	3,297
0.325% due 07/25/2037 ^•		4,629	4,303

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.325% due 06/25/2047 ^•		1,043	928
0.335% due 04/25/2047 ^•		255	245
0.385% due 08/25/2036 •		2,299	2,262
0.385% due 02/25/2037 •		1,066	942
0.435% due 02/25/2036 •		960	854
0.435% due 06/25/2047 •		1,600	1,438
0.445% due 12/25/2036 ^•		5,200	4,870
Countrywide Asset-Backed Certificates Trust 0.345% due 03/25/2037 •		218	216
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		6	6
Credit-Based Asset Servicing & Securitization Trust 0.435% due 07/25/2036 •		2,000	1,715
ECMC Group Student Loan Trust 1.185% due 07/25/2069 •		2,564	2,492
Ellington Loan Acquisition Trust 1.285% due 05/25/2037 •		1,486	1,443
Euro-Galaxy CLO BV 0.820% due 11/10/2030 •	EUR	1,300	1,451
First NLC Trust 0.675% due 02/25/2036 •		$14,622	10,575
Fremont Home Loan Trust 0.245% due 01/25/2037 •		8	4
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		4,891	4,947
2.580% due 07/17/2023		2,940	2,976
GoldentTree Loan Management U.S. CLO Ltd. 2.085% due 04/20/2029 •		5,500	5,418
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		176	176
HSI Asset Securitization Corp. Trust 0.335% due 12/25/2036 •		9,050	7,453
JPMorgan Mortgage Acquisition Trust
0.320% due 07/25/2036 •		1,428	1,158
0.395% due 03/25/2037 •		324	324
0.455% due 08/25/2036 •		1,100	955
0.485% due 03/25/2037 •		5,503	4,865
Long Beach Mortgage Loan Trust
0.745% due 10/25/2034 •		12	11
0.945% due 08/25/2045 •		3,217	3,191
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	900	1,011
MASTR Asset-Backed Securities Trust 0.285% due 11/25/2036 •		$9,907	6,965
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 02/25/2037 •		3,210	2,694
0.335% due 06/25/2036 •		1,949	1,275
0.365% due 02/25/2037 •		1,669	713
0.400% due 03/25/2037 •		10,257	5,258
0.415% due 09/25/2036 •		890	480
1.115% due 07/25/2035 •		4,500	4,310
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		302	301
Nassau Ltd. 2.369% due 10/15/2029 •		3,300	3,238
Ozlme BV 0.820% due 01/18/2030 •	EUR	2,500	2,792
RAAC Trust 0.665% due 03/25/2037 •		$193	193
Residential Asset Securities Corp. Trust
0.625% due 12/25/2035 •		10,019	9,014
0.655% due 11/25/2035 •		13,000	12,093
Saxon Asset Securities Trust 0.635% due 11/25/2037 •		3,580	3,379
Securitized Asset-Backed Receivables LLC Trust
0.275% due 05/25/2037 •		13,680	8,557
0.435% due 05/25/2036 •		3,234	2,049
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		5,000	5,187
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		3,200	3,144
Soundview Home Loan Trust
0.495% due 02/25/2036 •		3,100	2,762
1.025% due 08/25/2035 ^•		2,989	2,660
1.265% due 07/25/2035 •		3,290	3,151
Structured Asset Investment Loan Trust 0.335% due 09/25/2036 •		972	936
Structured Asset Securities Corp. Mortgage Loan Trust
0.505% due 05/25/2037 •		89	89
0.525% due 02/25/2036 •		225	225
0.835% due 04/25/2031 •		4,830	4,514
Telos CLO Ltd. 2.085% due 04/17/2028 •		2,671	2,639
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •		3,558	3,515

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

TICP CLO Ltd. 1.975% due 04/20/2028 •		1,800	1,774
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		3,845	3,832
3.000% due 11/25/2059 ~		2,242	2,280
3.466% due 10/25/2057 ~		4,900	4,996
Venture CLO Ltd.
1.401% due 08/28/2029 •		7,000	6,839
2.039% due 04/15/2027 •		6,547	6,481
2.365% due 04/20/2029 •		5,400	5,319
Total Asset-Backed Securities (Cost $224,802)			230,486
SOVEREIGN ISSUES 5.4%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		9,150	3,631
5.875% due 01/11/2028 ^(c)		4,300	1,740
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,863	42
Brazil Government International Bond 4.750% due 01/14/2050		$2,644	2,491
Israel Government International Bond 4.125% due 01/17/2048		700	870
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	7,008,914	64,685
0.100% due 03/10/2029 (g)		3,831,508	35,467
Saudi Government International Bond
4.000% due 04/17/2025		$1,500	1,666
4.500% due 10/26/2046		200	231
5.000% due 04/17/2049		600	744
Total Sovereign Issues (Cost $116,388)			111,567
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(d)		40,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.750% due 04/25/2022 •(h)(i)		200,000	231
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(h)		1,227,000	1,119
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (h)		480,000	576
Total Preferred Securities (Cost $2,014)			1,926
SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (j) 0.0%			437
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	8,505	82
U.S. TREASURY BILLS 1.6%
0.165% due 09/10/2020 (e)(f)(l)(n)		$33,000	32,992

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $33,528)		33,511
Total Investments in Securities (Cost $1,901,031)		1,991,526
	SHARES
INVESTMENTS IN AFFILIATES 24.5%
SHORT-TERM INSTRUMENTS 24.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.5%
PIMCO Short Asset Portfolio	34,267,530	341,819
PIMCO Short-Term Floating NAV Portfolio III	16,848,920	166,113
Total Short-Term Instruments (Cost $508,500)		507,932
Total Investments in Affiliates (Cost $508,500)		507,932
Total Investments 120.4% (Cost $2,409,531)		$2,499,458
Financial Derivative Instruments (k)(m) 1.7%(Cost or Premiums, net $(19,823))		36,020
Other Assets and Liabilities, net (22.1)%		(460,144)
Net Assets 100.0%		$2,075,334

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									When-issued security.
(b)									Payment in-kind security.
(c)									Security is not accruing income as of the date of this report.
(d)									Security did not produce income within the last twelve months.
(e)									Zero coupon security.
(f)									Coupon represents a yield to maturity.
(g)									Principal amount of security is adjusted for inflation.
(h)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$437		U.S. Treasury Notes 1.875% due 04/30/2022			$(446)	$437	$437
Total Repurchase Agreements									$(446)	$437	$437
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA						4.000%	08/01/2050		$15,900	$(16,866)	$(16,857)
Uniform Mortgage-Backed Security, TBA						5.000	07/01/2050		6,000	(6,557)	(6,557)
	Total U.S. Government Agencies									(23,423)	(23,414)
Sovereign Issues (0.9)%
Canada Government International Bond						2.750%	12/01/2048	CAD	17,000	(17,954)	(18,026)
Total Short Sales (2.0)%										$(41,377)	$(41,440)
(1)									Payable for short sales includes $50 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(75) at a weighted average interest rate of (0.040%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability
E-mini S&P 500 Index September Futures				09/2020	2,714	$419,340		$2,207		$5,767	$0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	38	$(7,536)	$(64)	$8	$0
U.S. Treasury 2-Year Note September Futures	09/2020	1,194	(263,669)	(11)	0	(18)
U.S. Treasury 5-Year Note September Futures	09/2020	105	(13,203)	(32)	3	0
U.S. Treasury 10-Year Note September Futures	09/2020	5,209	(724,946)	(2,054)	814	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	127	(27,706)	232	131	0
United Kingdom Long Gilt September Futures	09/2020	14	(2,388)	2	3	(4)
$(1,927)	$959	$(22)
Total Futures Contracts	$280	$6,726	$(22)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.599%	$800	$(9)	$2	$(7)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	1.079%	$1,500	$23	$(28)	$(5)	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	EUR	4,300	29	(552)	(523)	2	0
$52	$(580)	$(528)	$2	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$21,100	$(446)	$201	$(245)	$0	$(13)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	5,900	52	(121)	(69)	0	(8)
$(394)	$80	$(314)	$0	$(21)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 33 5-Year Index	1.000%	Quarterly	06/20/2025	EUR	8,100	$143	$11	$154	$26	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	186,200	$(807)	$6,774	$5,967	$0	$(107)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	13,700	(109)	3,522	3,413	0	(64)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	5,600	37	826	863	0	(24)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	$99,400	153	4,325	4,478	0	(2)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	48,200	4	(6,282)	(6,278)	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	631,400	(19,702)	(9,514)	(29,216)	253	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	70,200	(153)	(4,243)	(4,396)	75	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	227,300	4,862	7,592	12,454	0	(252)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028	44,400	2	(7,075)	(7,073)	51	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	73,000	(214)	(7,038)	(7,252)	140	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	122,800	3,226	4,204	7,430	0	(254)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050	47,100	6,861	568	7,429	0	(425)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

Receive(6)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	18,800	0	(1,313)	(1,313)	0	(25)
Receive(6)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	102,000	(677)	(7,077)	(7,754)	0	(137)
Pay(6)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	22,200	0	1,621	1,621	0	(9)
Pay(6)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	110,600	862	7,833	8,695	0	(43)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	11,140,000	(3,459)	346	(3,113)	96	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,050	(4)	(473)	(477)	25	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	3,050	9	1,122	1,131	0	(62)
Receive	CPURNSA	1.669	Maturity	06/19/2024	$26,700	0	(681)	(681)	20	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	23,300	(3)	1,441	1,438	0	(119)
Pay	UKRPI	3.593	Maturity	11/15/2028	4,200	0	336	336	0	(21)
Pay	UKRPI	3.595	Maturity	11/15/2028	15,000	180	1,026	1,206	0	(76)
Pay	UKRPI	3.603	Maturity	11/15/2028	4,200	0	343	343	0	(21)
Pay	UKRPI	3.480	Maturity	01/15/2030	38,500	45	1,323	1,368	0	(243)
Pay	UKRPI	3.415	Maturity	02/15/2030	11,200	0	218	218	0	(74)
$(8,887)	$(276)	$(9,163)	$674	$(1,958)
Total Swap Agreements	$(9,095)	$(763)	$(9,858)	$702	$(1,979)
(l)	Securities with an aggregate market value of $60,065 and cash of $2,377 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$24,144	JPY	2,579,749	$0	$(252)
07/2020	444	RUB	34,477	40	0
07/2020	5,122	ZAR	97,270	480	0
08/2020	JPY	2,579,749	$24,154	252	0
09/2020	TWD	184,089	6,314	0	(12)
09/2020	$747	TWD	22,061	11	0
BPS	07/2020	BRL	68,373	$12,760	187	0
07/2020	RUB	133,480	1,930	58	0
07/2020	TWD	411,143	13,962	0	(57)
07/2020	$12,486	BRL	68,373	87	0
07/2020	1,924	EUR	1,714	2	0
09/2020	TWD	1,765	$61	0	0
09/2020	$140	IDR	1,992,811	0	(5)
BRC	07/2020	1,027	GBP	828	0	(1)
CBK	07/2020	89	COP	319,710	0	(4)
07/2020	1,122	GBP	888	0	(22)
07/2020	5,403	ZAR	99,537	329	0
07/2020	ZAR	369,586	$19,777	0	(1,508)
09/2020	KRW	126,744	103	0	(3)
DUB	07/2020	BRL	68,373	12,486	0	(87)
07/2020	$12,962	BRL	68,373	0	(389)
08/2020	BRL	68,373	$12,948	396	0
FBF	09/2020	HKD	1,209	156	0	0
GLM	07/2020	$17,262	CAD	23,347	0	(65)
07/2020	1,282	RUB	97,953	92	0
HUS	07/2020	AUD	148	$100	0	(2)
07/2020	CAD	30,862	22,809	76	0
07/2020	JPY	280,613	2,618	19	0
07/2020	$1,830	CAD	2,506	16	0
07/2020	13,918	TWD	411,143	101	0
07/2020	2,901	ZAR	53,533	182	0
08/2020	CAD	2,506	$1,830	0	(16)
09/2020	TWD	764,058	26,115	0	(138)
01/2021	BRL	1,770	273	0	(50)
JPM	07/2020	GBP	65,331	80,350	0	(602)
07/2020	$4,083	EUR	3,633	14	(16)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

	07/2020		4,986	ZAR	90,889		248	0
MYI	07/2020	CAD	24,293		$17,897		3	0
	07/2020		$13,916	CAD	19,009		86	0
	07/2020		30,158	JPY	3,225,962		0	(281)
	08/2020	CAD	19,009		$13,917		0	(86)
	08/2020	JPY	3,225,962		30,170		281	0
	09/2020		$18,416	SGD	25,537		0	(87)
RBC	09/2020		13,864		19,269		0	(34)
SCX	07/2020	BRL	47,649	EUR	8,005		232	0
	07/2020	EUR	8,038	BRL	47,649		0	(268)
	07/2020		18,216		$20,275		0	(191)
	07/2020	JPY	2,290,600		21,420		206	0
	08/2020	EUR	7,990	BRL	47,649		0	(236)
	08/2020		12,869		$14,464		0	(5)
	08/2020	GBP	63,615		78,033		0	(809)
SOG	07/2020		$1,729	ZAR	32,077		119	0
TOR	07/2020	JPY	7,844,986		$72,873		217	0
	07/2020		$7,542	CAD	10,293		40	0
	07/2020		19,526	JPY	2,088,460		0	(183)
	08/2020	CAD	10,293		$7,542		0	(40)
	08/2020	JPY	2,088,460		19,534		184	0
UAG	07/2020		779,900		7,295		72	0
	07/2020		$20,968	JPY	2,241,415		0	(209)
	08/2020	JPY	2,241,415		$20,977		209	0
Total Forward Foreign Currency Contracts							$4,239	$(5,658)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	686,300	$1,690	$2,393
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	335,900	1,234	7,815
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	736,800	2,898	16,816
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	184,200	1,473	15,265
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	190,700	1,119	13,421
Total Purchased Options							$8,414	$55,710
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	3,700	$(2)	$(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	3,700	(7)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	3,700	(5)	(4)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	3,400	(2)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	3,400	(7)	(7)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	2,800	(2)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	2,800	(6)	(6)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	3,800	(3)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	3,700	(3)	(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	7,900	(10)	(10)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	3,700	(5)	(4)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,800	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,800	(6)	(4)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	3,600	(3)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	3,600	(3)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	3,500	(3)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	3,500	(9)	(8)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	4,200	(5)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	4,200	(6)	(7)
GST	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	3,500	(2)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	3,500	(6)	(4)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	1,800	(1)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,800	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,800	(5)	(4)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,900	(2)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,900	(7)	(6)
							$(114)	$(102)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	44,400	$(527)	$(1,151)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	91,400	(1,164)	(2,157)
MYC	Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/11/2021	68,000	(5,610)	(15,331)
Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190	03/12/2021	70,500	(4,450)	(13,775)
Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	07/19/2021	75,000	(2,080)	(8,172)
Call - OTC 15-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	08/02/2021	165,000	(4,905)	(18,810)
$(18,736)	$(59,396)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	6,800	$(49)	$(3)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,600	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,500	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,200	(5)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,500	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	3,200	(22)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	3,500	(23)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	3,500	(23)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	3,300	(22)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	4,200	(19)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	2,500	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,700	(7)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,100	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	2,200	(12)	(3)
$(217)	$(18)
Total Written Options	$(19,067)	$(59,516)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$355	$(75)	$42	$0	$(33)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	8,546	0.706% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	$50,803	$0	$3,420	$3,420	$0
BPS	Receive	S&P 500 Total Return Index	5,514	1.641% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/23/2020	35,023	0	(119)	0	(119)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

	Receive	S&P 500 Total Return Index	4,676	1.305% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/16/2020	26,558	0	3,071	3,071	0
	Receive	S&P 500 Total Return Index	5,515	1.565% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	35,029	0	(120)	0	(120)
	Receive	S&P 500 Total Return Index	6,837	1.057% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	40,038	0	2,366	2,366	0
	Receive	S&P 500 Total Return Index	31,203	0.348% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/07/2021	183,103	0	14,674	14,674	0
CBK	Receive	S&P 500 Total Return Index	6,272	(0.001)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	09/16/2020	39,384	0	453	453	0
	Receive	S&P 500 Total Return Index	2,757	1.115% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	15,659	0	1,817	1,817	0
FAR	Receive	S&P 500 Total Return Index	50,419	0.539% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	296,886	0	18,499	18,499	0
	Receive	S&P 500 Total Return Index	1,549	0.911% (3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020	8,689	0	1,132	1,132	0
	Receive	S&P 500 Total Return Index	50,419	0.588% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	345,901	0	(27,499)	0	(27,499)
	Receive	S&P 500 Total Return Index	7,760	1.098% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	44,330	0	4,873	4,873	0
GST	Receive	S&P 500 Total Return Index	8,696	0.814% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/24/2021	55,234	0	(128)	0	(128)
HUS	Receive	S&P 500 Total Return Index	6,274	1.571% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/08/2020	39,850	0	(130)	0	(130)
	Receive	S&P 500 Total Return Index	2,757	1.085% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	15,658	0	1,818	1,818	0
	Receive	S&P 500 Total Return Index	10,884	0.473% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	66,129	0	2,968	2,968	0
	Receive	S&P 500 Total Return Index	5,040	0.373% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	30,972	0	1,035	1,035	0
	Receive	S&P 500 Total Return Index	6,273	0.396% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	39,994	0	(155)	0	(155)
SOG	Receive	S&P 500 Total Return Index	39,691	1.449% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/12/2020	239,310	0	7,876	7,876	0
								$0	$35,851	$64,002	$(28,151)
Total Swap Agreements								$(75)	$35,893	$64,002	$(28,184)
(n)

Securities with an aggregate market value of $19,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$833	$3,791	$4,624
Corporate Bonds & Notes
Banking & Finance	0	184,959	0	184,959
Industrials	0	54,688	0	54,688
Utilities	0	26,645	0	26,645
Municipal Bonds & Notes
California	0	315	0	315
Illinois	0	797	0	797
Nevada	0	156	0	156
New York	0	1,286	0	1,286
West Virginia	0	449	0	449
U.S. Government Agencies	0	547,178	0	547,178
U.S. Treasury Obligations	0	650,127	0	650,127
Non-Agency Mortgage-Backed Securities	0	142,812	0	142,812
Asset-Backed Securities	0	229,475	1,011	230,486
Sovereign Issues	0	111,567	0	111,567
Preferred Securities
Banking & Finance	0	1,926	0	1,926
Short-Term Instruments
Repurchase Agreements	0	437	0	437
Argentina Treasury Bills	0	82	0	82
U.S. Treasury Bills	0	32,992	0	32,992
	$0	$1,986,724	$4,802	$1,991,526
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$507,932	$0	$0	$507,932
Total Investments	$507,932	$1,986,724	$4,802	$2,499,458
Short Sales, at Value - Liabilities
Sovereign Issues	0	(18,026)	0	(18,026)
U.S. Government Agencies	0	(23,414)	0	(23,414)
	$0	$(41,440)	$0	$(41,440)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,726	702	0	7,428
Over the counter	0	123,951	0	123,951
	$6,726	$124,653	$0	$131,379
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(1,979)	0	(2,001)
Over the counter	(6)	(93,352)	0	(93,358)
	$(28)	$(95,331)	$0	$(95,359)
Total Financial Derivative Instruments	$6,698	$29,322	$0	$36,020
Totals	$514,630	$1,974,606	$4,802	$2,494,038

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$500	$498
Hilton Worldwide Finance LLC 1.935% (LIBOR03M + 1.750%) due 06/22/2026 ~		153	144
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,300	3,295
Total Loan Participations and Assignments (Cost $3,951)			3,937
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 12.7%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		300	301
American Tower Corp. 2.250% due 01/15/2022		400	410
Aviation Capital Group LLC 7.125% due 10/15/2020		300	302
Bank of America Corp. 2.003% (US0003M + 0.960%) due 07/23/2024 ~		2,200	2,206
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		2,600	2,577
1.822% (US0003M + 1.430%) due 02/15/2023 ~		800	798
4.375% due 01/12/2026		200	226
4.610% due 02/15/2023 •		900	948
4.836% due 05/09/2028		300	329
Citigroup, Inc. 1.373% (US0003M + 1.023%) due 06/01/2024 ~		5,500	5,488
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(d)(e)	EUR	800	926
Credit Suisse AG 6.500% due 08/08/2023 (e)		$4,900	5,371
Crown Castle International Corp. 2.250% due 09/01/2021		1,000	1,009
Deutsche Bank AG
1.913% (US0003M + 0.815%) due 01/22/2021 ~		4,700	4,666
3.961% due 11/26/2025 •		1,800	1,890
4.250% due 10/14/2021		2,400	2,464
Equitable Holdings, Inc. 3.900% due 04/20/2023		1,500	1,606
Ford Motor Credit Co. LLC
0.080% due 12/01/2021 •	EUR	300	318
0.185% due 05/14/2021 •		200	217
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$600	595
3.157% due 08/04/2020		800	798
3.200% due 01/15/2021		1,600	1,580
5.750% due 02/01/2021		400	403
General Motors Financial Co., Inc. 3.200% due 07/13/2020		500	500
Goldman Sachs Group, Inc.
2.130% (US0003M + 1.770%) due 02/25/2021 ~		3,700	3,731
2.876% due 10/31/2022 •		2,500	2,564
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022		200	201
HSBC Holdings PLC
2.558% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,343
2.848% due 06/04/2031 •		800	820
International Lease Finance Corp. 8.250% due 12/15/2020		1,400	1,433
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		1,900	1,903
1.891% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,714
1.933% (US0003M + 0.890%) due 07/23/2024 ~		3,500	3,507
4.023% due 12/05/2024 •		300	331
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		900	904
4.050% due 08/16/2023		800	871
4.550% due 08/16/2028		700	821
5.125% due 12/27/2024 •(d)(e)	GBP	600	681
Mitsubishi UFJ Financial Group, Inc. 1.851% (US0003M + 0.860%) due 07/26/2023 ~		$4,300	4,288

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

Mizuho Financial Group, Inc.
1.311% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,409
2.791% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,017
Morgan Stanley 3.737% due 04/24/2024 •		1,600	1,726
National Australia Bank Ltd. 2.250% due 03/16/2021		3,100	3,140
Nationwide Building Society 3.766% due 03/08/2024 •		3,400	3,585
Navient Corp.
5.000% due 10/26/2020		200	200
6.625% due 07/26/2021		100	98
Nissan Motor Acceptance Corp.
2.550% due 03/08/2021		3,300	3,277
2.650% due 07/13/2022		1,600	1,577
NTT Finance Corp. 1.900% due 07/21/2021		400	405
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		1,700	1,701
Protective Life Global Funding
0.826% (US0003M + 0.520%) due 06/28/2021 ~		3,200	3,208
1.999% due 09/14/2021		2,000	2,029
Royal Bank of Scotland Group PLC 1.847% (US0003M + 1.550%) due 06/25/2024 ~		2,000	2,002
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		1,200	1,328
Santander UK PLC 2.875% due 06/18/2024		2,200	2,347
SBA Tower Trust 3.168% due 04/09/2047		800	809
Societe Generale S.A. 2.682% due 04/08/2021 •		2,600	2,624
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		1,000	1,003
Sumitomo Mitsui Financial Group, Inc.
1.993% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,646
2.421% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,613
Toronto-Dominion Bank 2.250% due 03/15/2021		3,900	3,952
UBS Group AG
2.217% due 02/01/2022 •		300	306
2.650% due 02/01/2022		400	412
Volkswagen Bank GmbH
0.062% due 06/15/2021 •	EUR	400	447
0.625% due 09/08/2021		1,300	1,457
Volkswagen Leasing GmbH 0.114% due 07/06/2021 •		500	558
			112,916
INDUSTRIALS 6.2%
AbbVie, Inc. 2.900% due 11/06/2022		$200	210
AutoNation, Inc. 3.350% due 01/15/2021		200	201
BAT Capital Corp. 1.014% due 08/14/2020 •		7,800	7,801
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~		700	699
1.323% (US0003M + 1.010%) due 12/15/2023 ~		1,000	1,000
2.750% due 07/15/2021		800	814
Bristol-Myers Squibb Co. 2.250% due 08/15/2021		1,200	1,224
Campbell Soup Co. 3.650% due 03/15/2023		429	458
Charter Communications Operating LLC
4.464% due 07/23/2022		3,200	3,413
4.500% due 02/01/2024		1,600	1,771
Cox Communications, Inc. 3.250% due 12/15/2022		1,400	1,476
Crown Castle Towers LLC 3.222% due 05/15/2042		100	102
D.R. Horton, Inc. 4.375% due 09/15/2022		1,200	1,276
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		700	692
Dell International LLC 4.420% due 06/15/2021		4,600	4,729
eBay, Inc.
2.750% due 01/30/2023		1,100	1,151
3.800% due 03/09/2022		500	525
Energy Transfer Operating LP
4.250% due 03/15/2023		200	211
5.200% due 02/01/2022		400	419
Energy Transfer Partners LP 5.000% due 10/01/2022		100	107

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

ERAC USA Finance LLC
2.600% due 12/01/2021	200	203
4.500% due 08/16/2021	300	310
Hyundai Capital America
1.108% due 09/18/2020 •	2,200	2,195
1.308% (US0003M + 1.000%) due 09/18/2020 ~	1,300	1,298
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	1,001
3.500% due 02/11/2023	300	311
3.750% due 07/21/2022	1,400	1,462
Marathon Oil Corp. 2.800% due 11/01/2022	400	401
Marvell Technology Group Ltd. 4.200% due 06/22/2023	1,300	1,398
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~	200	200
Microchip Technology, Inc. 3.922% due 06/01/2021	500	510
Penske Truck Leasing Co. LP 3.375% due 02/01/2022	500	513
Pernod Ricard S.A.
4.250% due 07/15/2022	700	747
4.450% due 01/15/2022	150	158
Ryder System, Inc. 2.500% due 09/01/2022	300	309
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	900	985
5.625% due 03/01/2025	400	457
Sands China Ltd.
4.600% due 08/08/2023	1,300	1,372
5.125% due 08/08/2025	1,300	1,413
Syngenta Finance NV
3.933% due 04/23/2021	1,500	1,515
4.441% due 04/24/2023	1,500	1,576
Texas Eastern Transmission LP 4.125% due 12/01/2020	300	301
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	3,700	3,689
VMware, Inc. 2.950% due 08/21/2022	2,900	3,001
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~	1,600	1,600
		55,204
UTILITIES 1.8%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~	5,000	5,026
1.498% (US0003M + 1.180%) due 06/12/2024 ~	1,800	1,804
2.169% (US0003M + 0.950%) due 07/15/2021 ~	500	504
Entergy Corp. 4.000% due 07/15/2022	300	319
Exelon Corp. 5.150% due 12/01/2020	300	302
ITC Holdings Corp. 2.700% due 11/15/2022	2,400	2,504
ONEOK, Inc. 4.250% due 02/01/2022	300	310
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	1,200	1,202
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	500	500
Sprint Communications, Inc. 7.000% due 08/15/2020	100	101
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	2,400	2,560
Telstra Corp. Ltd. 4.800% due 10/12/2021	700	733
		15,865
Total Corporate Bonds & Notes (Cost $180,631)		183,985
MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
California State General Obligation Bonds, Series 2017 0.962% (US0001M + 0.780%) due 04/01/2047 ~	2,300	2,296
Total Municipal Bonds & Notes (Cost $2,300)		2,296
U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
0.305% due 03/25/2034 •	92	92
0.435% due 05/25/2037 •	45	45

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

0.535% due 03/25/2037 - 07/25/2037 •	68	68
0.545% due 03/25/2037 •	40	40
0.565% due 07/25/2037 •	92	92
0.585% due 09/25/2035 •	223	223
0.630% due 02/25/2037 •	101	101
0.720% due 05/25/2058 •	1,172	1,168
0.820% due 09/25/2046 •	1,957	1,955
0.905% due 06/25/2037 •	202	205
0.935% due 03/25/2038 - 01/25/2040 •	258	261
1.005% due 12/25/2039 •	106	108
1.085% due 07/25/2039 •	68	69
1.648% due 11/25/2022 •	907	909
2.891% due 07/01/2044 •	32	32
3.000% due 10/25/2040	1,123	1,203
3.311% due 04/01/2035 •	122	123
3.461% due 11/01/2035 •	59	61
3.738% due 12/01/2033 •	59	60
3.809% due 05/01/2038 •	290	307
4.127% due 12/01/2036 •	87	90
4.252% due 11/01/2028 •	4	4
4.407% due 02/01/2027 - 11/01/2027 •	5	5
4.438% due 04/01/2028 •	2	2
4.456% due 07/01/2028 •	3	3
4.542% due 11/01/2028 •	6	6
5.000% due 04/25/2033	192	219
5.030% due 09/01/2034 •	38	40
5.624% due 08/01/2029 •	2	2
Freddie Mac
0.485% due 02/15/2037 •	5	5
0.515% due 02/15/2037 •	19	19
0.525% due 02/15/2037 •	63	63
0.585% due 06/15/2041 •	582	583
0.735% due 07/15/2041 •	1,121	1,126
0.785% due 10/15/2037 •	54	54
0.810% due 07/15/2040 •	594	598
0.855% due 08/15/2037 •	722	729
0.870% due 03/15/2042 •	235	237
0.885% due 08/15/2037 •	1,402	1,426
0.895% due 10/15/2037 •	244	247
0.905% due 05/15/2037 - 09/15/2037 •	1,637	1,656
0.935% due 08/15/2036 •	103	105
1.035% due 11/15/2039 - 12/15/2039 •	28	29
1.040% due 01/15/2038 •	399	405
3.231% due 06/01/2035 •	222	234
4.000% due 12/01/2022 •	1	1
4.000% due 11/01/2047	1,486	1,585
4.062% due 09/01/2037 •	687	722
5.000% due 12/01/2026 - 08/01/2041	107	118
6.000% due 01/01/2029 - 02/01/2034	247	288
6.500% due 10/25/2043	544	679
8.500% due 04/01/2025	1	1
Ginnie Mae
1.053% due 12/20/2065 •	2,325	2,343
1.073% due 02/20/2066 •	20	20
1.103% due 01/20/2066 •	357	361
1.303% due 01/20/2066 - 03/20/2066 •	6,007	6,111
1.453% due 03/20/2066 •	375	383
3.000% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	49	50
3.000% due 01/20/2028 - 02/20/2028 •	30	31
3.125% (H15T1Y + 1.500%) due 12/20/2022 - 11/20/2025 ~	31	32
3.125% due 12/20/2027 •	19	19
3.250% (H15T1Y + 1.500%) due 08/20/2022 - 08/20/2026 ~	80	81
3.250% due 07/20/2027 •	66	67
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	22	22
3.875% due 04/20/2027 - 04/20/2041 •	1,814	1,898
NCUA Guaranteed Notes 0.624% due 10/07/2020 •	421	420
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	40,704	42,956
4.000% due 06/01/2047 - 10/01/2049	20,832	22,096
8.000% due 03/01/2030 - 08/01/2030	7	7
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	30,100	31,302
3.000% due 09/01/2050	2,000	2,099
3.500% due 08/01/2050	8,300	8,730
Total U.S. Government Agencies (Cost $133,782)		137,431
U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds
3.000% due 02/15/2049	4,000	5,521
4.375% due 11/15/2039	2,800	4,404
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)(j)	3,059	3,104
0.125% due 04/15/2022 (h)	10,545	10,710
0.500% due 01/15/2028 (j)	6,862	7,522

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

0.625% due 01/15/2026		4,857	5,266
0.625% due 02/15/2043 (j)		112	132
0.750% due 07/15/2028 (h)		2,758	3,113
1.000% due 02/15/2046		974	1,261
1.000% due 02/15/2048		416	551
1.000% due 02/15/2049		1,355	1,813
1.375% due 02/15/2044		880	1,203
U.S. Treasury Notes
3.000% due 09/30/2025 (j)		4,900	5,584
1.375% due 09/30/2023 (h)		13,360	13,876
1.625% due 02/15/2026 (j)		600	642
2.000% due 04/30/2024 (j)		300	320
2.625% due 12/31/2025 (j)		2,000	2,248
2.875% due 09/30/2023 (h)		1,620	1,761
2.875% due 11/30/2023 (h)		1,380	1,506
3.000% due 10/31/2025 (j)		5,000	5,706
Total U.S. Treasury Obligations (Cost $68,681)			76,243
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Bear Stearns Adjustable Rate Mortgage Trust
3.753% due 02/25/2033 ~		8	7
4.000% due 01/25/2034 ~		14	13
4.016% due 04/25/2033 ~		24	25
4.176% due 01/25/2034 ~		297	295
Bear Stearns ALT-A Trust 3.736% due 09/25/2035 ^~		106	83
Bear Stearns Structured Products, Inc. Trust
3.635% due 01/26/2036 ^~		357	295
4.251% due 12/26/2046 ^~		247	217
Canadian Mortgage Pools 0.825% (CDOR01 + 0.300%) due 07/01/2020 ~	CAD	2,533	1,866
Citigroup Mortgage Loan Trust 2.570% due 05/25/2035 •		$99	98
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.633% due 03/25/2032 ~		64	58
5.220% due 06/25/2032 ~		6	6
GreenPoint Mortgage Funding Trust 0.725% due 11/25/2045 •		190	155
GSR Mortgage Loan Trust
0.535% due 01/25/2034 •		19	18
3.852% due 01/25/2036 ^~		34	33
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	3,951	4,894
Impac CMB Trust 0.945% due 10/25/2033 •		$9	9
Lehman Mortgage Trust 0.505% due 08/25/2036 ^•		1,112	825
Merrill Lynch Mortgage Investors Trust 0.395% due 02/25/2036 •		143	137
Morgan Stanley Resecuritization Trust 0.788% due 01/26/2051 •		13	13
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		3,823	4,036
Prime Mortgage Trust 0.585% due 02/25/2034 •		35	33
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	10,491	12,960
Southern Pacific Financing PLC 0.382% due 06/10/2043 •		175	208
Structured Adjustable Rate Mortgage Loan Trust 4.054% due 09/25/2035 ~		$753	715
Structured Asset Mortgage Investments Trust
0.444% due 07/19/2035 •		244	233
0.465% due 02/25/2036 ^•		238	218
6.473% due 06/25/2029 ~		70	67
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	1,825	2,262
Trinity Square PLC 1.818% due 07/15/2051 •		1,189	1,475
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		$89	87
1.990% due 02/27/2034 •		234	224
2.704% due 11/25/2042 •		32	30
2.904% due 06/25/2042 •		96	89
Total Non-Agency Mortgage-Backed Securities (Cost $32,019)			31,685
ASSET-BACKED SECURITIES 8.2%
AFC Home Equity Loan Trust 0.735% due 06/25/2028 •		89	85
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.100% due 01/25/2035 •		1,189	1,161
Atrium Corp. 1.928% due 04/22/2027 •		4,562	4,489

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	791	884
2.487% due 10/03/2029 •		$494	491
BSPRT Issuer Ltd. 1.235% due 03/15/2028 •		1,397	1,387
Catamaran CLO Ltd. 1.841% due 01/27/2028 •		1,487	1,464
Chase Funding Trust 0.925% due 10/25/2032 •		89	87
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •		489	391
0.345% due 12/25/2036 •		159	106
4.444% due 10/25/2037 þ		225	238
Citigroup Mortgage Loan Trust, Inc. 1.835% due 07/25/2037 •		1,100	1,100
Countrywide Asset-Backed Certificates
0.325% due 08/25/2037 ^•		368	328
0.385% due 06/25/2047 ^•		453	397
0.585% due 08/25/2034 •		806	753
Credit Acceptance Auto Loan Trust 3.550% due 08/15/2027		3,900	3,967
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •		119	112
Crown Point CLO Ltd. 2.305% due 10/20/2028 •		1,187	1,172
Denali Capital CLO LLC 2.041% due 10/26/2027 •		600	594
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		2,337	2,317
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		2,277	2,303
2.470% due 11/15/2023		1,961	1,985
2.580% due 07/17/2023		1,230	1,244
GSAMP Trust
0.325% due 06/25/2036 •		344	335
1.835% due 10/25/2034 •		38	38
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		726	725
HSI Asset Securitization Corp. Trust 0.515% due 02/25/2036 •		1,084	1,013
Jamestown CLO Ltd. 1.909% due 07/15/2026 •		387	386
JMP Credit Advisors CLO Ltd. 1.985% due 01/17/2028 •		2,374	2,322
Jubilee CLO BV 0.442% due 12/15/2029 •	EUR	1,100	1,229
KVK CLO Ltd. 2.211% due 01/14/2028 •		$1,562	1,534
Long Beach Mortgage Loan Trust 0.745% due 10/25/2034 •		49	43
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •		3,475	3,386
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	300	337
Marathon CLO Ltd. 1.244% due 11/21/2027 •		$1,370	1,358
Morgan Stanley ABS Capital, Inc. Trust
0.265% due 09/25/2036 •		33	17
0.315% due 10/25/2036 •		120	104
Mountain View CLO Ltd. 2.266% due 10/16/2029 •		1,700	1,663
Navient Student Loan Trust 1.235% due 12/27/2066 •		2,459	2,387
Nelnet Student Loan Trust 1.035% due 02/25/2066 •		1,830	1,778
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •		20	20
Residential Asset Securities Corp. Trust
0.335% due 08/25/2036 •		125	122
0.455% due 04/25/2036 •		138	138
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	719	806
0.783% due 12/15/2027 •		$964	957
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,500	3,631
Soundview Home Loan Trust 0.345% due 11/25/2036 •		59	59
Specialty Underwriting & Residential Finance Trust 1.160% due 12/25/2035 •		269	266
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036		2,176	2,204
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		5,242	5,225
2.900% due 10/25/2059 ~		4,239	4,469
Tralee CLO Ltd. 2.245% due 10/20/2028 •		2,900	2,858

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

Upstart Securitization Trust 4.997% due 08/20/2025		365	364
Utah State Board of Regents 0.918% due 01/25/2057 •		1,298	1,272
Venture CLO Ltd.
1.401% due 08/28/2029 •		1,700	1,661
2.248% due 10/22/2031 •		2,300	2,266
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •		1,231	1,216
Total Asset-Backed Securities (Cost $73,216)			73,244
SOVEREIGN ISSUES 2.5%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,200	2,277
Japan Finance Organization for Municipalities 2.125% due 04/13/2021		1,800	1,822
Japan Government International Bond 0.100% due 03/10/2028 (c)	JPY	959,434	8,855
Oman Government International Bond 3.875% due 03/08/2022		$800	792
Qatar Government International Bond
3.875% due 04/23/2023		2,600	2,795
4.500% due 01/20/2022		900	949
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,439
2.875% due 03/04/2023		2,100	2,194
Total Sovereign Issues (Cost $21,695)			22,123
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		72,000	0
Total Convertible Preferred Securities (Cost $0)			0
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.9%
CERTIFICATES OF DEPOSIT 0.3%
Lloyds Bank Corporate Markets PLC 0.797% (US0003M + 0.500%) due 09/24/2020 ~		$2,800	2,804
REPURCHASE AGREEMENTS (f) 17.6%			156,766
Total Short-Term Instruments (Cost $159,566)			159,570
Total Investments in Securities (Cost $675,841)			690,514
		SHARES
INVESTMENTS IN AFFILIATES 30.9%
SHORT-TERM INSTRUMENTS 30.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.9%
PIMCO Short Asset Portfolio		8,131,763	81,114
PIMCO Short-Term Floating NAV Portfolio III		19,667,764	193,905
Total Short-Term Instruments (Cost $274,693)			275,019
Total Investments in Affiliates (Cost $274,693)			275,019
Total Investments 108.5% (Cost $950,534)			$965,533
Financial Derivative Instruments (g)(i) 1.5%(Cost or Premiums, net $(14))			12,989
Other Assets and Liabilities, net (10.0)%			(88,290)
Net Assets 100.0%			$890,232

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	0.115%	06/30/2020	07/06/2020	$50,000	U.S. Treasury Notes 2.375% due 05/15/2029	$(50,906)	$50,000	$50,001
BOS	0.120	06/30/2020	07/01/2020	21,100	U.S. Treasury Notes 1.500% due 09/30/2024	(21,517)	21,100	21,100
FICC	0.000	06/30/2020	07/01/2020	766	U.S. Treasury Notes 1.875% due 04/30/2022	(781)	766	766
JPS	0.100	06/30/2020	07/01/2020	11,300	U.S. Treasury Notes 0.250% due 06/30/2025	(11,539)	11,300	11,300
0.120	07/01/2020	07/02/2020	40,700	U.S. Treasury Bonds 3.000% due 11/15/2044	(41,565)	40,700	40,700
SAL	0.130	06/30/2020	07/01/2020	32,900	U.S. Treasury Bonds 2.875% due 05/15/2043	(33,363)	32,900	32,900
Total Repurchase Agreements	$(159,671)	$156,766	$156,767
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$24,900	$(26,414)	$(26,399)
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,400	(3,501)	(3,605)
Total Short Sales (3.4)%	$(29,915)	$(30,004)
(1)	Includes accrued interest.
(2)	Payable for short sales includes $10 of accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2020	1,387	$214,305	$1,152	$2,947	$0
U.S. Treasury 2-Year Note September Futures	09/2020	69	15,237	3	1	0
U.S. Treasury 5-Year Note September Futures	09/2020	591	74,314	168	0	(18)
U.S. Treasury 30-Year Bond September Futures	09/2020	43	7,678	(6)	0	(20)
$1,317	$2,948	$(38)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	1	$(198)	$(2)	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2020	643	(89,488)	(247)	101	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	56	(12,217)	102	58	0
United Kingdom Long Gilt September Futures	09/2020	2	(341)	0	0	(1)
$(147)	$159	$(1)
Total Futures Contracts	$1,170	$3,107	$(39)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.096%	$600	$13	$(4)	$9	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.108	200	4	(1)	3	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.282	700	14	(6)	8	0	0
$31	$(11)	$20	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-33 5-Year Index	1.000%	Quarterly	12/20/2024	$700	$15	$(7)	$8	$1	$0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	500	(8)	14	6	1	0
$7	$7	$14	$2	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.750%	Semi-Annual	12/18/2048	CAD	4,100	$(60)	$1,081	$1,021	$0	$(19)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2021	$263,500	(1,591)	(5,660)	(7,251)	0	(27)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023	81,700	(780)	(1,114)	(1,894)	0	(10)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	15,200	(628)	(75)	(703)	6	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	11,300	(202)	(921)	(1,123)	22	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030	7,700	(36)	(1,017)	(1,053)	17	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	74,200	3,587	903	4,490	0	(153)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	01/13/2050	1,100	(3)	(399)	(402)	11	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	400	(3)	(116)	(119)	4	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	800	(1)	(154)	(155)	7	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	2,200	(13)	(489)	(502)	20	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	100	0	(26)	(26)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	1,100	(21)	(306)	(327)	10	0
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	970,000	(336)	65	(271)	8	0
Receive	CPURNSA	1.669	Maturity	06/19/2024	$7,900	0	(202)	(202)	6	0
Pay	UKRPI	3.480	Maturity	01/15/2030	GBP	13,500	16	463	479	0	(85)
$(71)	$(7,967)	$(8,038)	$112	$(294)
Total Swap Agreements	$(33)	$(7,971)	$(8,004)	$114	$(294)
(h)	Securities with an aggregate market value of $20,474 and cash of $1,035 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$2,416	JPY	258,189	$0	$(25)
07/2020	72	RUB	5,563	7	0
07/2020	76	TRY	519	0	(1)
07/2020	843	ZAR	16,008	79	0
08/2020	JPY	258,189	$2,417	25	0
09/2020	TWD	92,082	3,157	0	(7)
BPS	07/2020	BRL	8,079	1,508	22	0
07/2020	EUR	4,767	5,302	0	(54)
07/2020	RUB	18,362	266	8	0
07/2020	TWD	70,291	2,387	0	(10)
07/2020	$1,475	BRL	8,079	10	0
CBK	07/2020	59	DKK	390	0	0
07/2020	911	GBP	721	0	(18)
07/2020	889	ZAR	16,381	54	0
07/2020	ZAR	60,829	$3,255	0	(248)
10/2020	DKK	390	59	0	0
DUB	07/2020	BRL	8,079	1,475	0	(10)
07/2020	$1,532	BRL	8,079	0	(46)
08/2020	BRL	8,079	$1,530	47	0
GLM	07/2020	DKK	1,575	231	0	(6)
07/2020	GBP	18,325	22,603	0	(104)
07/2020	$966	MXN	24,080	79	0
07/2020	164	RUB	12,562	12	0
HUS	07/2020	CAD	7,763	$5,669	5	(54)
07/2020	EUR	35	39	0	0
07/2020	NZD	175	109	0	(4)
07/2020	$4,050	CAD	5,499	4	(4)
07/2020	2,380	TWD	70,291	17	0
07/2020	477	ZAR	8,810	30	0
08/2020	CAD	603	$440	0	(4)
08/2020	GBP	17,604	21,588	0	(229)
09/2020	TWD	70,291	2,397	0	(19)
JPM	07/2020	CAD	4,781	3,530	9	0
07/2020	$27	DKK	180	0	0
07/2020	72	TRY	490	0	(1)
07/2020	821	ZAR	14,958	41	0
10/2020	DKK	180	$27	0	0
MYI	07/2020	$89	DKK	590	0	0
07/2020	3,018	JPY	322,864	0	(28)
08/2020	JPY	322,864	$3,020	28	0
09/2020	$3,144	SGD	4,360	0	(15)
10/2020	DKK	792	$120	0	0
RBC	09/2020	$2,370	SGD	3,294	0	(6)
SCX	07/2020	BRL	8,085	EUR	1,358	39	0
07/2020	CLP	14,234	$18	1	0
07/2020	EUR	1,364	BRL	8,085	0	(45)
08/2020	1,356	8,085	0	(40)
SOG	07/2020	$32	DKK	213	0	0
07/2020	285	ZAR	5,279	20	0
10/2020	DKK	213	$32	0	0
SSB	07/2020	MXN	23,969	980	0	(60)
TOR	07/2020	JPY	1,014,400	9,423	28	0
07/2020	$1,813	CAD	2,475	10	0
07/2020	1,954	JPY	209,019	0	(18)
08/2020	CAD	2,475	$1,813	0	(10)
08/2020	JPY	209,019	1,955	18	0
UAG	07/2020	$2,099	JPY	224,328	0	(21)
08/2020	JPY	224,328	$2,099	21	0
Total Forward Foreign Currency Contracts	$614	$(1,087)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	115,200	$283	$402

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

MYC	Call - OTC 3-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	1.017		07/02/2021	122,300	467		2,789
	Call - OTC 3-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	1.036		07/19/2021	55,700	205		1,296
Total Purchased Options									$955		$4,487
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BRC	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	0.122%		11/01/2021	7,500	$(89)		$(195)
	Call - OTC 10-Year Interest Rate Swap		6-Month EUR-EURIBOR	Receive	0.164		11/01/2021	15,300	(195)		(361)
MYC	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	1.491		07/02/2021	39,100	(466)		(3,130)
	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	1.453		07/19/2021	17,800	(199)		(1,365)
Total Written Options									$(949)		$(5,051)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
NGF	Saudi Arabia Government International Bond		1.000%	Quarterly	06/20/2023	0.734%	$8,400	$56	$12	$68	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	CMBX.NA.AAA.6 Index			0.500%	Monthly	05/11/2063	$4,451	$(43)	$68	$25	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	3,336	0.706% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	$19,831	$0	$1,335	$1,335	$0
BPS	Receive	S&P 500 Total Return Index	2,482	1.641% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/23/2020	15,765	0	(53)	0	(53)
	Receive	S&P 500 Total Return Index	1,826	1.305% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/16/2020	10,371	0	1,199	1,199	0
	Receive	S&P 500 Total Return Index	2,481	1.565% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	15,759	0	(54)	0	(54)
	Receive	S&P 500 Total Return Index	1,272	1.057% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/14/2020	7,449	0	440	440	0
	Receive	S&P 500 Total Return Index	11,401	0.348% (3-Month USD-LIBOR plus a specified spread)	Maturity	04/07/2021	66,902	0	5,361	5,361	0
CBK	Receive	S&P 500 Total Return Index	2,684	(0.001)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	09/16/2020	16,854	0	194	194	0
	Receive	S&P 500 Total Return Index	1,241	1.115% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	7,048	0	818	818	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

FAR	Receive	S&P 500 Total Return Index	25,927	0.539% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/23/2020	152,668	0	9,513	9,513	0
	Receive	S&P 500 Total Return Index	697	0.911% (3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020	3,910	0	509	509	0
	Receive	S&P 500 Total Return Index	25,927	0.588% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/24/2021	177,873	0	(14,141)	0	(14,141)
	Receive	S&P 500 Total Return Index	3,030	1.098% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	17,309	0	1,903	1,903	0
GST	Receive	S&P 500 Total Return Index	3,395	0.814% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/24/2021	21,564	0	(50)	0	(50)
HUS	Receive	S&P 500 Total Return Index	1,193	1.571% (3-Month USD-LIBOR plus a specified spread)	Quarterly	07/08/2020	7,578	0	(25)	0	(25)
	Receive	S&P 500 Total Return Index	1,241	1.085% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	7,048	0	818	818	0
	Receive	S&P 500 Total Return Index	1,708	0.473% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	10,377	0	466	466	0
	Receive	S&P 500 Total Return Index	2,684	0.396% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	17,112	0	(66)	0	(66)
SOG	Receive	S&P 500 Total Return Index	14,501	1.449% (3-Month USD-LIBOR plus a specified spread)	Maturity	08/12/2020	87,431	0	2,878	2,878	0
								$0	$11,045	$25,434	$(14,389)
Total Swap Agreements								$13	$11,125	$25,527	$(14,389)
(j)

Securities with an aggregate market value of $8,505 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0		$144	$3,793		$3,937
Corporate Bonds & Notes
Banking & Finance					0		112,916	0		112,916
Industrials					0		55,204	0		55,204
Utilities					0		15,865	0		15,865
Municipal Bonds & Notes
California					0		2,296	0		2,296
U.S. Government Agencies					0		137,431	0		137,431
U.S. Treasury Obligations					0		76,243	0		76,243
Non-Agency Mortgage-Backed Securities					0		31,685	0		31,685
Asset-Backed Securities					0		72,907	337		73,244

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2020 (Unaudited)

Sovereign Issues	0	22,123	0	22,123
Short-Term Instruments
Certificates of Deposit	0	2,804	0	2,804
Repurchase Agreements	0	156,766	0	156,766
	$0	$686,384	$4,130	$690,514
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$275,019	$0	$0	$275,019
Total Investments	$275,019	$686,384	$4,130	$965,533
Short Sales, at Value - Liabilities
Sovereign Issues	0	(3,605)	0	(3,605)
U.S. Government Agencies	0	(26,399)	0	(26,399)
	$0	$(30,004)	$0	$(30,004)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,107	114	0	3,221
Over the counter	0	30,628	0	30,628
	$3,107	$30,742	$0	$33,849
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(294)	0	(333)
Over the counter	0	(20,527)	0	(20,527)
	$(39)	$(20,821)	$0	$(20,860)
Total Financial Derivative Instruments	$3,068	$9,921	$0	$12,989
Totals	$278,087	$666,301	$4,130	$948,518

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,900	$1,891
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,729	1,666
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		5,000	4,993
Total Loan Participations and Assignments (Cost $8,620)			8,550
CORPORATE BONDS & NOTES 14.6%
BANKING & FINANCE 10.7%
Ally Financial, Inc. 7.500% due 09/15/2020		5,250	5,302
Bank of America Corp. 3.004% due 12/20/2023 •		6,261	6,588
Barclays Bank PLC
7.625% due 11/21/2022 (h)		400	436
10.000% due 05/21/2021	GBP	1,400	1,857
10.179% due 06/12/2021		$18,540	20,053
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		6,500	6,443
3.650% due 03/16/2025		400	435
3.932% due 05/07/2025 •		900	973
4.375% due 01/12/2026		1,300	1,469
4.610% due 02/15/2023 •		4,400	4,634
4.972% due 05/16/2029 •		1,400	1,641
5.088% due 06/20/2030 •		400	456
7.125% due 06/15/2025 •(g)(h)	GBP	1,720	2,113
8.000% due 12/15/2020 •(g)(h)	EUR	1,000	1,130
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		$6,200	6,187
1.780% (US0003M + 1.430%) due 09/01/2023 ~		500	505
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,000	1,158
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	219
Credit Suisse Group AG
6.375% due 08/21/2026 •(g)(h)		2,500	2,541
7.125% due 07/29/2022 •(g)(h)		200	206
7.500% due 07/17/2023 •(g)(h)		2,800	2,911
Deutsche Bank AG
1.599% (US0003M + 1.230%) due 02/27/2023 ~		9,300	8,945
3.961% due 11/26/2025 •		6,200	6,511
4.250% due 10/14/2021		8,250	8,469
Equitable Holdings, Inc. 4.350% due 04/20/2028		2,300	2,577
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	200	235
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		2,100	2,451
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$4,700	4,662
3.087% due 01/09/2023		2,000	1,906
3.550% due 10/07/2022		1,800	1,754
3.937% (US0003M + 2.550%) due 01/07/2021 ~		1,600	1,576
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		9,500	9,529
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		1,400	1,390
2.848% due 06/04/2031 •		600	615
2.873% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,130
4.292% due 09/12/2026 •		1,300	1,448
4.300% due 03/08/2026		1,000	1,130
ING Groep NV 6.875% due 04/16/2022 •(g)(h)		400	415
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(g)(h)	EUR	1,100	1,233
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		$6,000	6,010
1.933% (US0003M + 0.890%) due 07/23/2024 ~		5,400	5,411
3.797% due 07/23/2024 •		2,000	2,169

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,017
2.858% due 03/17/2023 •		900	927
4.050% due 08/16/2023		200	218
4.582% due 12/10/2025		1,200	1,334
5.125% due 12/27/2024 •(g)(h)	GBP	1,900	2,157
7.500% due 09/27/2025 •(g)(h)		$4,200	4,360
7.625% due 06/27/2023 •(g)(h)	GBP	1,300	1,650
Navient Corp. 7.250% due 01/25/2022		$200	201
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		700	688
2.600% due 09/28/2022		700	685
2.650% due 07/13/2022		5,050	4,976
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		4,400	4,404
4.445% due 05/08/2030 •		400	465
4.519% due 06/25/2024 •		3,000	3,262
4.800% due 04/05/2026		1,100	1,275
4.892% due 05/18/2029 •		2,600	3,069
5.076% due 01/27/2030 •		3,800	4,568
6.000% due 12/19/2023		1,400	1,569
6.100% due 06/10/2023		200	222
7.500% due 08/10/2020 •(g)(h)		1,200	1,205
8.000% due 08/10/2025 •(g)(h)		1,200	1,327
8.625% due 08/15/2021 •(g)(h)		2,000	2,084
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		3,900	4,316
Santander UK PLC 2.875% due 06/18/2024		7,500	8,002
SL Green Realty Corp. 4.500% due 12/01/2022		4,600	4,699
Societe Generale S.A. 7.375% due 09/13/2021 •(g)(h)		800	809
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		5,800	5,815
UBS AG
4.750% due 02/12/2026 •(h)	EUR	6,400	7,347
5.125% due 05/15/2024 (h)		$6,000	6,530
7.625% due 08/17/2022 (h)		4,700	5,244
UBS Group AG
2.950% due 09/24/2020		700	704
4.125% due 09/24/2025		800	908
5.750% due 02/19/2022 •(g)(h)	EUR	200	231
7.125% due 08/10/2021 •(g)(h)		$600	613
UniCredit SpA
6.750% due 09/10/2021 •(g)(h)	EUR	400	442
9.250% due 06/03/2022 •(g)(h)		200	240
Weyerhaeuser Co. 4.000% due 04/15/2030		$4,000	4,523
WPC Eurobond BV 2.250% due 04/09/2026	EUR	5,700	6,726
			239,635
INDUSTRIALS 2.6%
AbbVie, Inc. 4.875% due 02/15/2021		$186	189
Amgen, Inc. 3.875% due 11/15/2021		83	86
BAT Capital Corp. 3.222% due 08/15/2024		300	322
BAT International Finance PLC 3.950% due 06/15/2025		1,000	1,104
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,920
4.908% due 07/23/2025		1,400	1,606
Comcast Corp. 3.950% due 10/15/2025		104	119
CSN Resources S.A. 7.625% due 02/13/2023		650	605
CVS Health Corp. 3.750% due 04/01/2030		2,400	2,765
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		3,250	3,212
Equinor ASA 3.625% due 04/06/2040		3,200	3,603
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		300	300
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	3,000	3,366
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$3,200	3,261

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Imperial Brands Finance PLC
3.125% due 07/26/2024		300	312
3.500% due 07/26/2026		400	428
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,647
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	867
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	110
5.200% due 07/15/2045		200	217
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		700	702
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,400	2,840
Oracle Corp. 3.600% due 04/01/2050		$7,100	8,039
Reynolds American, Inc. 4.000% due 06/12/2022		100	106
Sands China Ltd.
5.125% due 08/08/2025		5,000	5,435
5.400% due 08/08/2028		3,600	3,986
Sasol Financing USA LLC 5.875% due 03/27/2024		500	448
Southern Co. 3.700% due 04/30/2030		3,700	4,238
Williams Cos., Inc. 4.500% due 11/15/2023		1,100	1,206
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	21,000	195
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$2,100	2,286
			57,520
UTILITIES 1.3%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		10,400	10,454
1.498% (US0003M + 1.180%) due 06/12/2024 ~		6,300	6,315
2.169% (US0003M + 0.950%) due 07/15/2021 ~		4,700	4,739
Petrobras Global Finance BV 5.093% due 01/15/2030		3,052	3,046
Rio Oil Finance Trust 9.250% due 07/06/2024		1,015	1,040
Severn Trent Utilities Finance PLC 6.125% due 02/26/2024	GBP	525	772
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~		$700	700
Sprint Communications, Inc. 6.000% due 11/15/2022		500	528
Sprint Corp.
7.250% due 09/15/2021		1,500	1,574
7.875% due 09/15/2023		900	1,015
			30,183
Total Corporate Bonds & Notes (Cost $318,920)			327,338
MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		1,300	1,985
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023		1,100	1,267
			3,252
ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		153	165
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		3,600	4,089
			4,254
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		100	135
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		1,905	1,913

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $8,355)		9,554
U.S. GOVERNMENT AGENCIES 34.5%
Fannie Mae
0.305% due 03/25/2034 •	2	2
0.308% due 03/25/2036 •	61	61
0.518% due 09/25/2042 •	116	116
1.625% due 11/25/2023 •	10	10
1.685% due 04/25/2024 •	10	10
3.574% due 07/01/2035 •	19	19
3.629% due 02/01/2034 •	37	38
3.658% due 10/01/2035 •	40	40
3.675% due 02/01/2035 •	15	15
3.764% due 03/01/2036 •	159	161
3.776% due 08/01/2035 •	106	107
3.884% due 08/01/2036 •	52	52
4.023% due 10/01/2035 •	8	8
4.068% due 09/01/2035 •	133	133
4.175% due 10/01/2035 •	47	48
4.321% due 11/01/2034 •	56	59
4.531% due 07/01/2032 •	9	9
Freddie Mac
0.585% due 11/15/2043 •	1,507	1,506
2.704% due 10/25/2044 •	33	33
2.904% due 07/25/2044 •	151	157
3.637% due 09/01/2035 •	18	18
4.000% due 01/01/2048	158	169
Ginnie Mae
0.823% due 08/20/2062 •	1,186	1,186
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~	12	13
3.500% due 02/15/2045 - 03/15/2045	2,597	2,748
Ginnie Mae, TBA 5.000% due 07/01/2050	9,600	10,429
International Development Finance Corp. 4.140% due 05/15/2030	854	991
Uniform Mortgage-Backed Security
3.500% due 04/01/2048	6,763	7,151
4.000% due 10/01/2030 - 06/01/2049	21,365	23,430
5.500% due 09/01/2027	4	5
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2050 - 09/01/2050	52,500	53,559
2.500% due 08/01/2050 - 09/01/2050	191,600	199,166
3.000% due 08/01/2050 - 09/01/2050	252,600	265,241
3.500% due 08/01/2050	117,800	123,903
4.000% due 07/01/2050	26,236	27,864
4.500% due 07/01/2050	50,400	54,160
Total U.S. Government Agencies (Cost $769,033)		772,617
U.S. TREASURY OBLIGATIONS 63.8%
U.S. Treasury Bonds
2.750% due 08/15/2047	500	653
3.000% due 08/15/2048	900	1,238
3.000% due 02/15/2049 (j)	37,000	51,068
4.375% due 05/15/2040 (n)	16,100	25,449
4.625% due 02/15/2040	11,300	18,330
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	73,648	74,720
0.125% due 04/15/2022 (j)	44,605	45,303
0.625% due 07/15/2021	17,636	17,961
0.625% due 01/15/2026	5,893	6,389
0.625% due 02/15/2043	1,450	1,711
1.000% due 02/15/2046	8,442	10,933
1.000% due 02/15/2048	15,183	20,113
1.000% due 02/15/2049 (j)	1,730	2,314
1.375% due 02/15/2044	8,473	11,580
U.S. Treasury Notes
3.000% due 09/30/2025 (n)	56,300	64,155
1.500% due 08/15/2026 (n)	51,500	54,880
1.625% due 12/15/2022	66,700	69,092
1.625% due 02/15/2026 (n)	6,100	6,527
1.750% due 05/15/2023 (l)(n)	1,330	1,390
1.750% due 12/31/2024 (j)	19,750	21,075
1.875% due 07/31/2022 (l)	50,800	52,614
1.875% due 08/31/2022 (j)(l)(n)	293,800	304,685
2.000% due 07/31/2022 (l)(n)	32,400	33,642
2.000% due 11/30/2022 (l)(n)	43,000	44,900
2.000% due 11/15/2026	37,400	41,079
2.250% due 12/31/2023 (l)(n)	3,800	4,073
2.250% due 08/15/2027 (n)	27,800	31,231
2.625% due 12/31/2025 (n)	22,700	25,516
2.625% due 02/15/2029 (j)	275,500	322,868
3.000% due 10/31/2025	56,600	64,588

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,298,322)			1,430,077
NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
American Home Mortgage Assets Trust
0.375% due 05/25/2046 ^•		576	482
0.395% due 10/25/2046 •		219	139
American Home Mortgage Investment Trust
2.015% due 09/25/2045 •		49	49
2.515% due 02/25/2045 •		112	111
Banc of America Funding Trust
0.380% due 10/20/2036 •		332	284
4.185% due 01/20/2047 ^~		20	19
Bear Stearns ALT-A Trust
3.407% due 07/25/2035 ~		3,300	2,665
3.497% due 08/25/2036 ^~		469	381
3.769% due 05/25/2035 ~		73	72
Citigroup Commercial Mortgage Trust 1.925% due 09/10/2045 ~(a)		5,380	163
Citigroup Mortgage Loan Trust
0.345% due 01/25/2037 •		7,468	6,424
3.934% due 09/25/2037 ^~		3,452	3,250
4.089% due 09/25/2037 ^~		43	39
4.380% due 10/25/2035 •		78	76
Countrywide Alternative Loan Trust
0.355% due 11/25/2036 •		332	338
0.400% due 03/20/2046 •		721	604
0.400% due 07/20/2046 ^•		431	321
0.735% due 05/25/2035 •		1,379	1,095
2.939% due 06/25/2037 ~		492	416
3.554% due 10/20/2035 •		238	193
Countrywide Home Loan Mortgage Pass-Through Trust
0.765% due 04/25/2035 •		69	61
0.825% due 03/25/2035 •		40	37
Credit Suisse First Boston Mortgage Securities Corp. 3.567% due 06/25/2033 ~		28	27
Credit Suisse Mortgage Capital Certificates 0.485% due 01/27/2037 •		1,380	957
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.685% due 02/25/2035 •		381	364
Downey Savings & Loan Association Mortgage Loan Trust
0.454% due 08/19/2045 •		214	197
3.773% due 07/19/2044 ~		18	17
European Loan Conduit 1.000% due 02/17/2030 •	EUR	3,496	3,815
First Horizon Alternative Mortgage Securities Trust 3.507% due 03/25/2035 ~		$54	42
First Horizon Mortgage Pass-Through Trust 3.864% due 08/25/2035 ~		10	9
GreenPoint Mortgage Funding Trust 0.365% due 01/25/2037 •		7,110	6,227
GSMSC Pass-Through Trust 0.618% due 12/26/2036 •		3,743	2,349
GSR Mortgage Loan Trust 4.065% due 09/25/2035 ~		26	26
HarborView Mortgage Loan Trust 0.414% due 07/19/2047 •		9,255	8,134
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	14,321	17,741
HomeBanc Mortgage Trust 3.439% due 04/25/2037 ^~		$487	439
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046 •		732	669
0.485% due 06/25/2037 ^•		205	114
0.965% due 05/25/2034 •		7	7
3.717% due 12/25/2034 ~		10	9
JPMorgan Alternative Loan Trust 6.000% due 12/27/2036		2,743	2,200
JPMorgan Chase Commercial Mortgage Securities Trust 1.635% due 12/15/2031 •		3,300	3,239
JPMorgan Mortgage Trust
3.774% due 02/25/2035 ~		19	18
6.000% due 01/25/2036 ^		322	243
London Wall Mortgage Capital PLC 1.142% due 11/15/2049 •	GBP	1,033	1,271
MF1 Ltd. 1.315% due 12/25/2034 •		$7,500	7,397
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		4,353	4,582
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		7,395	7,772
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2047 •		2,898	2,578
0.345% due 01/25/2037 •		6,794	6,261

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

0.355% due 01/25/2037 •		4,338	3,808
0.370% due 12/25/2036 •		116	103
2.847% due 11/25/2037 ~		6,847	6,019
4.543% due 09/25/2034 ~		3,158	3,101
5.000% due 09/25/2036 ^		235	215
6.000% due 03/25/2037 ^		2,761	2,520
Residential Asset Securitization Trust
0.535% due 10/25/2048 •		3	3
5.500% due 09/25/2035 ^		3,624	2,776
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	4,457	5,504
Structured Adjustable Rate Mortgage Loan Trust 2.904% due 01/25/2035 ^•		$74	67
Structured Asset Mortgage Investments Trust
0.305% due 08/25/2036 •		9,907	8,671
0.375% due 07/25/2046 ^•		2,928	2,154
0.405% due 05/25/2036 •		112	106
0.405% due 05/25/2046 •		456	233
0.444% due 07/19/2035 •		55	52
0.465% due 02/25/2036 ^•		220	201
3.625% due 02/25/2036 ^•		917	865
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.234% due 06/25/2033 ~		9	9
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	19,504	24,105
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		6,586	8,162
UBS-Barclays Commercial Mortgage Trust 1.082% due 03/10/2046 ~(a)		$22,359	437
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		752	730
0.475% due 12/25/2045 •		11,517	10,566
0.495% due 01/25/2045 •		36	34
0.825% due 01/25/2045 •		38	38
Washington Mutual Mortgage Pass-Through Certificates Trust
2.334% due 11/25/2046 •		2,985	2,554
2.354% due 10/25/2046 ^•		4,595	3,901
Total Non-Agency Mortgage-Backed Securities (Cost $177,486)			180,857
ASSET-BACKED SECURITIES 16.7%
Aames Mortgage Investment Trust
1.175% due 07/25/2035 •		6,092	6,016
2.210% due 01/25/2035 •		4,429	4,192
ACE Securities Corp. Home Equity Loan Trust
0.335% due 07/25/2036 •		4,111	1,890
0.425% due 12/25/2036 •		13,843	9,280
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.635% due 10/25/2035 •		818	811
0.655% due 10/25/2035 •		9,500	8,568
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.950% due 10/25/2035 •		7,530	7,321
1.205% due 10/25/2034 •		1,000	978
1.310% due 11/25/2034 •		2,972	2,801
Argent Mortgage Loan Trust 0.665% due 05/25/2035 •		3,196	2,838
Asset-Backed Funding Certificates Trust 0.875% due 07/25/2035 •		2,123	2,116
Asset-Backed Securities Corp. Home Equity Loan Trust 1.280% due 02/25/2035 •		1,245	1,225
Avery Point CLO Ltd. 2.115% due 07/17/2026 •		3,422	3,399
Bear Stearns Asset-Backed Securities Trust
0.635% due 08/25/2036 •		5,941	5,771
4.296% due 10/25/2036 ~		323	320
California Street CLO Ltd. 2.249% due 10/15/2025 •		4,967	4,931
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		4,226	4,224
Citigroup Mortgage Loan Trust, Inc.
0.465% due 08/25/2036 •		14,200	13,018
0.595% due 10/25/2035 •		334	340
Countrywide Asset-Backed Certificates
0.325% due 06/25/2035 •		4,717	4,077
0.325% due 03/25/2037 •		1,032	988
0.365% due 11/25/2047 ^•		1,967	1,648
0.385% due 08/25/2036 •		3,826	3,765
0.385% due 06/25/2047 ^•		3,027	2,654
0.395% due 05/25/2047 ^•		5,545	4,883
0.405% due 09/25/2037 ^•		1,165	993
0.435% due 01/25/2046 ^•		6,564	5,868
0.435% due 06/25/2047 •		2,782	2,501
0.465% due 09/25/2036 •		1,671	1,660
0.625% due 04/25/2036 •		9,708	9,654

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

1.220% due 12/25/2035 •	5,093	4,792
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •	14	14
1.055% due 09/25/2034 •	534	538
Fremont Home Loan Trust
0.320% due 10/25/2036 •	3,026	2,692
0.515% due 01/25/2036 •	377	358
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •	7	4
GLS Auto Receivables Issuer Trust
2.470% due 11/15/2023	6,583	6,665
2.580% due 07/17/2023	4,437	4,491
GSAA Home Equity Trust 0.895% due 06/25/2035 •	5,000	4,511
GSAMP Trust
0.365% due 11/25/2035 •	49	9
0.415% due 01/25/2037 •	7,000	5,509
0.435% due 05/25/2046 •	12,450	11,231
0.505% due 03/25/2046 •	10,400	10,060
1.985% due 06/25/2035 •	6,927	6,598
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •	330	330
Home Equity Loan Trust 0.525% due 04/25/2037 •	11,054	8,417
HSI Asset Securitization Corp. Trust 0.285% due 07/25/2036 •	5,002	2,684
JPMorgan Mortgage Acquisition Trust
0.445% due 03/25/2037 •	487	474
0.455% due 05/25/2036 •	1,700	1,589
Lehman XS Trust 0.345% due 05/25/2036 •	3,875	3,828
Long Beach Mortgage Loan Trust
0.355% due 12/25/2036 •	11,676	5,688
0.705% due 08/25/2045 •	1,073	1,011
0.745% due 10/25/2034 •	186	162
0.830% due 11/25/2035 •	498	483
0.920% due 08/25/2035 •	167	166
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036 •	21,141	9,430
0.685% due 10/25/2035 ^•	3,947	3,580
Merrill Lynch Mortgage Investors Trust
0.295% due 07/25/2037 •	16,063	8,558
0.295% due 08/25/2037 •	6,165	3,763
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 10/25/2036 •	994	859
0.315% due 02/25/2037 •	5,288	4,437
0.345% due 09/25/2036 •	1,092	579
0.890% due 12/25/2034 •	1,082	968
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •	474	472
Nassau Ltd. 2.369% due 10/15/2029 •	4,900	4,807
NovaStar Mortgage Funding Trust 1.265% due 06/25/2035 •	3,494	3,402
Option One Mortgage Loan Trust 0.545% due 01/25/2036 •	7,800	6,799
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.235% due 10/25/2034 •	1,800	1,728
1.985% due 12/25/2034 •	1,208	1,180
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	12,961	5,189
Residential Asset Mortgage Products Trust
0.625% due 12/25/2035 •	866	754
0.875% due 10/25/2035 •	6,890	6,642
Residential Asset Securities Corp. Trust
0.455% due 08/25/2036 •	15,000	13,857
0.655% due 11/25/2035 •	4,493	4,179
Securitized Asset-Backed Receivables LLC Trust
0.355% due 08/25/2036 ^•	693	292
0.425% due 07/25/2036 •	6,903	3,837
0.845% due 08/25/2035 ^•	2,156	1,605
1.235% due 03/25/2035 •	2,599	2,188
SoFi Professional Loan Program Trust 2.540% due 05/15/2046	7,400	7,677
Sound Point CLO Ltd. 2.193% due 01/23/2029 •	4,800	4,716
Soundview Home Loan Trust
0.345% due 10/25/2036 •	2,897	2,876
0.365% due 02/25/2037 •	731	267
0.495% due 02/25/2036 •	4,700	4,188
Specialty Underwriting & Residential Finance Trust 1.160% due 12/25/2035 •	231	228
Structured Asset Investment Loan Trust
0.315% due 07/25/2036 •	1,316	1,015

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

0.335% due 09/25/2036 •		1,895	1,824
1.115% due 06/25/2035 •		10,000	9,261
1.135% due 08/25/2033 •		13,262	12,989
Structured Asset Securities Corp. Mortgage Loan Trust
0.345% due 03/25/2036 •		488	455
0.355% due 12/25/2036 •		1,923	1,856
1.673% due 04/25/2035 •		118	115
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		3,979	3,961
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •		5,337	5,272
TICP CLO Ltd. 1.975% due 04/20/2028 •		3,800	3,745
Towd Point Mortgage Trust 1.185% due 10/25/2059 •		5,117	5,104
Venture CLO Ltd.
2.099% due 04/15/2027 •		4,565	4,485
2.365% due 04/20/2029 •		8,400	8,274
WaMu Asset-Backed Certificates WaMu Trust 0.410% due 05/25/2037 •		5,799	5,300
Total Asset-Backed Securities (Cost $359,144)			373,747
SOVEREIGN ISSUES 0.9%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		14,300	5,674
5.875% due 01/11/2028 ^(c)		6,550	2,650
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,641	40
Brazil Government International Bond 4.750% due 01/14/2050		$5,058	4,765
Israel Government International Bond 4.125% due 01/17/2048		1,300	1,616
Saudi Government International Bond
2.375% due 10/26/2021		300	305
4.000% due 04/17/2025		2,900	3,222
4.500% due 10/26/2046		600	692
5.000% due 04/17/2049		1,300	1,612
Total Sovereign Issues (Cost $27,354)			20,576
		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		800,000	931
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)		600,000	647
6.750% due 04/25/2022 •(g)(h)		200,000	231
JPMorgan Chase & Co.
4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)		1,977,000	1,804
4.600% due 02/01/2025 •(g)		1,600,000	1,429
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		930,000	1,115
Total Preferred Securities (Cost $6,503)			6,157
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%			200
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
7.912% due 09/11/2020 - 10/29/2020 (d)(e)	ARS	6,961	94
30.365% due 08/28/2020 ~		14,998	145

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

32.786% due 09/18/2020 ~	2,800	27
		266
Total Short-Term Instruments (Cost $490)		466
Total Investments in Securities (Cost $2,974,227)		3,129,939
	SHARES
INVESTMENTS IN AFFILIATES 17.9%
SHORT-TERM INSTRUMENTS 17.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.9%
PIMCO Short Asset Portfolio	40,272,535	401,718
PIMCO Short-Term Floating NAV Portfolio III	16,394	162
Total Short-Term Instruments (Cost $403,025)		401,880
Total Investments in Affiliates (Cost $403,025)		401,880
Total Investments 157.6% (Cost $3,377,252)		$3,531,819
Financial Derivative Instruments (k)(m) (1.2)%(Cost or Premiums, net $(13,826))		(27,081)
Other Assets and Liabilities, net (56.4)%		(1,264,463)
Net Assets 100.0%		$2,240,275

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(204)	$200	$200
Total Repurchase Agreements	$(204)	$200	$200
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2020	07/01/2020	$(2,140)	$(2,140)
BOM	0.190	06/02/2020	07/02/2020	(15,116)	(15,118)
BOS	0.210	06/15/2020	08/13/2020	(1,072)	(1,072)
0.210	06/16/2020	07/22/2020	(199,351)	(199,368)
0.210	06/24/2020	07/01/2020	(50,598)	(50,600)
BSN	0.240	04/09/2020	07/09/2020	(8,307)	(8,312)
DEU	0.180	06/30/2020	07/07/2020	(730)	(730)
GRE	0.230	04/24/2020	07/13/2020	(8,859)	(8,863)
JPS	0.180	06/29/2020	07/02/2020	(834)	(834)
0.180	06/30/2020	07/02/2020	(77,562)	(77,562)
0.240	04/24/2020	07/23/2020	(47,585)	(47,607)
Total Reverse Repurchase Agreements	$(412,206)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
NOM	0.100%	06/16/2020	07/15/2020	$(1,188)	$(1,188)
UBS	0.200	05/08/2020	07/08/2020	(51,971)	(51,986)
0.200	05/20/2020	07/20/2020	(76,435)	(76,453)
Total Sale-Buyback Transactions	$(129,627)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (3.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	07/01/2050	$236	$(251)	$(250)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	53,168	(56,400)	(56,369)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2050	9,600	(10,491)	(10,492)
Total U.S. Government Agencies	(67,142)	(67,111)
Sovereign Issues (1.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	28,000	(29,563)	(29,789)
Total Short Sales (4.3)%	$(96,705)	$(96,900)
(j)	Securities with an aggregate market value of $540,608 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(427,514) at a weighted average interest rate of 0.183%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(10) of deferred price drop.
(3)	Payable for short sales includes $182 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mini MSCI EAFE Index September Futures	09/2020	271	$24,097	$28	$0	$(46)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	19	$(3,768)	$(32)	$4	$0
U.S. Treasury 2-Year Note September Futures	09/2020	4,693	(1,036,346)	(215)	0	(73)
U.S. Treasury 5-Year Note September Futures	09/2020	569	(71,547)	(164)	18	0
U.S. Treasury 10-Year Note September Futures	09/2020	3,369	(468,870)	(1,325)	527	0
U.S. Treasury 30-Year Bond September Futures	09/2020	1,826	(326,055)	(890)	856	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	13	(2,836)	10	13	0
United Kingdom Long Gilt September Futures	09/2020	22	(3,752)	3	4	(6)
$(2,613)	$1,422	$(79)
Total Futures Contracts	$(2,585)	$1,422	$(125)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	09/20/2020	0.345%	$1,500	$(12)	$10	$(2)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$4,500	$29	$(19)	$10	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.174	3,100	87	3	90	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	EUR	6,600	75	(878)	(803)	3	0
$191	$(894)	$(703)	$4	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Main 33 5-Year Index	1.000%	Quarterly		06/20/2025	EUR	40,900	$719	$57	$776	$128	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	277,600	$(1,404)	$10,299	$8,895	$0	$(160)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		24,050	2,425	3,567	5,992	0	(113)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		7,000	105	974	1,079	0	(30)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		$113,300	(36)	(1,643)	(1,679)	0	(7)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	3,126	5,113	8,239	0	(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		209,970	433	(11,831)	(11,398)	50	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		4,300	(292)	(268)	(560)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		1,355,200	(46,551)	(16,156)	(62,707)	543	0
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(3,515)	(4,569)	(8,084)	139	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		350,600	7,415	11,794	19,209	0	(388)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		99,700	(4,195)	(9,447)	(13,642)	145	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		29,500	423	(3,354)	(2,931)	57	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		542,000	25,055	7,740	32,795	0	(1,119)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		3,900	378	237	615	0	(35)
Receive(6)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	27,000	0	(1,886)	(1,886)	0	(36)
Receive(6)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045		148,800	(1,002)	(10,309)	(11,311)	0	(199)
Pay(6)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055		32,000	0	2,337	2,337	0	(13)
Pay(6)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055		161,100	1,244	11,421	12,665	0	(63)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	5,350	(565)	(272)	(837)	44	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		4,850	1,287	512	1,799	0	(99)
Receive	CPURNSA	1.669	Maturity	06/19/2024		$96,900	100	(2,571)	(2,471)	72	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	4,900	46	257	303	0	(25)
Pay	UKRPI	3.593	Maturity	11/15/2028		6,300	177	327	504	0	(32)
Pay	UKRPI	3.595	Maturity	11/15/2028		24,400	696	1,265	1,961	0	(124)
Pay	UKRPI	3.603	Maturity	11/15/2028		7,500	224	389	613	0	(38)
Pay	UKRPI	3.480	Maturity	01/15/2030		48,400	56	1,663	1,719	0	(305)
Pay	UKRPI	3.415	Maturity	02/15/2030		19,000	0	370	370	0	(125)
							$(14,370)	$(4,041)	$(18,411)	$1,051	$(2,915)
Total Swap Agreements							$(13,472)	$(4,868)	$(18,340)	$1,183	$(2,915)
(l)	Securities with an aggregate market value of $42,728 and cash of $1,689 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	CHF	160,157		$166,485	$0	$(2,555)
	07/2020		$149,352	JPY	15,958,225	0	(1,556)
	07/2020		681	RUB	52,924	61	0
	07/2020		1,109	SEK	10,365	3	0
	07/2020		17,460	ZAR	331,579	1,636	0
	08/2020	JPY	15,958,225		$149,415	1,558	0
	09/2020	ILS	26,410		7,690	50	0
	09/2020	TWD	485,306		16,648	0	(27)
	09/2020		$3,883	CNH	27,818	36	0
	09/2020		988	TWD	29,166	14	0
BPS	07/2020	BRL	102,952		$19,213	281	0
	07/2020	DKK	27,830		4,101	0	(95)
	07/2020	EUR	42,783		47,584	0	(483)
	07/2020	RUB	204,721		2,961	90	0
	07/2020	TWD	478,755		16,258	0	(67)
	07/2020		$4,718	AUD	6,839	3	(1)
	07/2020		18,801	BRL	102,952	131	0
	07/2020		22,194	EUR	19,663	15	(117)
	07/2020		10,949	GBP	8,710	0	(156)
	07/2020		11,960	JPY	1,285,400	0	(55)
	07/2020	ZAR	61,754		$3,216	0	(341)
	09/2020		$291	IDR	4,134,728	0	(11)
	09/2020		2,380	TWD	69,325	2	0
BRC	09/2020		1,498	HKD	11,618	1	0
CBK	07/2020	DKK	380,000		$55,259	0	(2,035)
	07/2020	EUR	231,350		257,068	0	(2,854)
	07/2020	JPY	5,622,000		52,214	146	0
	07/2020	SEK	21,915		2,329	0	(23)
	07/2020		$1,594	AUD	2,318	6	0
	07/2020		2,421	CHF	2,296	2	0
	07/2020		64	COP	231,828	0	(3)
	07/2020		13,558	DKK	89,730	24	(54)
	07/2020		18,172	EUR	16,037	0	(155)
	07/2020		1,252	GBP	991	0	(25)
	07/2020		37,337	JPY	3,999,500	0	(297)
	07/2020	ZAR	482,416		$25,814	0	(1,968)
	08/2020	NZD	11,050		7,079	0	(53)
	09/2020	KRW	189,986		154	0	(4)
	10/2020	DKK	89,730		13,587	55	(23)
DUB	07/2020	BRL	102,952		18,801	0	(131)
	07/2020		$19,517	BRL	102,952	0	(585)
	08/2020	BRL	102,952		$19,496	596	0
FBF	09/2020	HKD	623,371		80,348	0	(47)
GLM	07/2020	DKK	19,840		2,975	0	(16)
	07/2020	TWD	3,092		105	0	0
	07/2020		$27,994	CAD	37,863	0	(105)
	07/2020		6,193	CHF	5,882	15	0
	07/2020		4,070	DKK	27,730	111	0
	07/2020		25,059	GBP	19,902	0	(398)
	07/2020		4,275	MXN	106,546	347	0
	07/2020		1,891	NZD	2,956	16	0
	07/2020		1,968	RUB	150,388	142	0
	09/2020		1,878	HKD	14,563	0	0
HUS	07/2020	AUD	14,707		$9,914	0	(235)
	07/2020	CAD	37,568		27,766	93	0
	07/2020	GBP	18,116		22,458	11	0
	07/2020	NOK	153,166		15,716	0	(197)
	07/2020	NZD	14,006		8,701	0	(337)
	07/2020		$2,962	AUD	4,296	3	0
	07/2020		3,245	CAD	4,440	25	0
	07/2020		19,372	EUR	17,230	3	(17)
	07/2020		16,312	TWD	481,847	118	0
	07/2020		7,369	ZAR	135,976	462	0
	08/2020	CAD	3,010		$2,198	0	(20)
	08/2020	GBP	310,464		380,730	0	(4,048)
	09/2020	CNY	28,780		4,016	0	(40)
	09/2020	TWD	481,847		16,428	0	(127)
	01/2021	BRL	3,010		464	0	(86)
JPM	07/2020	CHF	68,153		70,869	0	(1,064)
	07/2020	DKK	15,515		2,327	0	(12)
	07/2020	GBP	324,388		398,960	0	(2,989)
	07/2020	SEK	634,783		67,045	0	(1,078)
	07/2020		$6,294	DKK	41,560	0	(28)
	07/2020		3,062	EUR	2,710	0	(18)
	08/2020	CHF	25,717		$27,086	0	(84)
	10/2020	DKK	41,560		6,308	29	0
MYI	07/2020	AUD	223,763		148,475	0	(5,943)
	07/2020	CAD	40,083		29,530	6	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

07/2020	CHF	9,626	10,017	0	(143)
07/2020	$151,449	AUD	229,296	6,802	(14)
07/2020	15,667	CAD	21,401	97	0
07/2020	23,650	DKK	157,157	84	(39)
07/2020	201,309	JPY	21,539,771	0	(1,820)
07/2020	2,845	NOK	27,010	0	(39)
07/2020	67,885	SEK	633,493	99	0
08/2020	CAD	21,401	$15,668	0	(97)
08/2020	JPY	19,955,671	186,633	1,740	0
08/2020	SEK	633,493	67,912	0	(100)
09/2020	TWD	146,115	5,000	0	(20)
09/2020	$21,581	SGD	29,926	0	(102)
10/2020	DKK	182,489	$27,599	43	(13)
RBC	07/2020	$1,712	SEK	15,895	0	(6)
09/2020	5,885	HKD	45,703	9	0
09/2020	16,881	SGD	23,462	0	(42)
SCX	07/2020	BRL	69,255	EUR	11,635	336	0
07/2020	EUR	11,682	BRL	69,255	0	(390)
07/2020	318,061	$354,009	0	(3,332)
07/2020	SEK	29,395	3,161	6	0
07/2020	$150,998	AUD	219,484	468	0
07/2020	92,708	JPY	9,930,900	67	(800)
07/2020	13,011	NOK	126,156	96	0
07/2020	1,399	SEK	12,955	0	(8)
08/2020	AUD	215,954	$148,586	0	(472)
08/2020	EUR	11,614	BRL	69,255	0	(343)
08/2020	NOK	126,156	$13,012	0	(96)
SOG	07/2020	$7,382	DKK	49,001	6	0
07/2020	4,391	ZAR	81,478	301	0
09/2020	2,411	SGD	3,369	7	0
10/2020	DKK	49,001	$7,397	0	(5)
SSB	07/2020	MXN	105,520	4,313	0	(264)
07/2020	$1,173	CAD	1,584	0	(6)
07/2020	4,656	CHF	4,406	0	(6)
07/2020	4,595	DKK	31,435	152	(8)
09/2020	SGD	41,038	$28,997	0	(457)
09/2020	$2,693	HKD	20,902	3	0
TOR	07/2020	AUD	223,763	$148,722	0	(5,697)
07/2020	EUR	101,547	113,025	0	(1,064)
07/2020	JPY	74,593,228	693,098	2,260	0
07/2020	$9,058	CAD	12,363	48	0
07/2020	127,471	JPY	13,636,130	0	(1,182)
08/2020	CAD	12,363	$9,059	0	(48)
08/2020	EUR	638,102	717,192	0	(228)
08/2020	JPY	12,919,129	120,835	1,137	0
UAG	07/2020	$5,796	CHF	5,490	0	(1)
07/2020	3,033	GBP	2,437	0	(13)
07/2020	129,705	JPY	13,865,301	0	(1,292)
07/2020	1,435	SEK	13,385	1	0
08/2020	CHF	103,911	$109,225	0	(556)
08/2020	JPY	13,865,301	129,760	1,295	0
09/2020	$2,756	HKD	21,366	0	0
Total Forward Foreign Currency Contracts	$21,148	$(49,266)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	1,027,600	$2,530	$3,583
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	503,500	1,850	11,714
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	1,115,800	4,388	25,466
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	304,300	2,435	25,218
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	310,900	1,824	21,880
Total Purchased Options	$13,027	$87,861
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	4,000	$(2)	$(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	4,000	(8)	(5)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	3,100	(4)	(3)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	3,600	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	3,600	(7)	(8)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	2,900	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	2,900	(6)	(6)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	2,900	(2)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	3,900	(3)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	7,400	(9)	(9)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	3,900	(6)	(4)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,900	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,900	(6)	(5)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	3,900	(4)	(4)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	3,900	(3)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	3,800	(3)	(4)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	3,800	(9)	(8)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	4,800	(6)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	4,800	(7)	(8)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	3,800	(3)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,800	(6)	(5)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	2,700	(2)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	2,900	(2)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	2,900	(5)	(5)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	3,100	(3)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	3,100	(8)	(7)
$(120)	$(108)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	64,000	$(760)	$(1,659)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	137,300	(1,748)	(3,241)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	160,700	(2,435)	(25,712)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	164,100	(1,824)	(22,590)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	161,100	(1,801)	(12,354)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	356,900	(4,386)	(28,618)
$(12,954)	$(94,174)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	8,000	$(58)	$(4)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,900	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,800	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,400	(5)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,600	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	3,800	(26)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	4,200	(27)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	4,200	(27)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	3,900	(26)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	1,500	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	2,000	(8)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	2,600	(14)	(3)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.516	07/07/2020	4,400	(15)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.578	07/07/2020	3,500	(16)	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050				102.719	07/07/2020		8,300	(46)		0
									$(307)		$(21)
Total Written Options									$(13,381)		$(94,303)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	16,132	(0.001)% (3-Month USD-LIBOR Less a specified spread)	Maturity	09/16/2020	$93,690	$0	$(3,959)	$0	$(3,959)
	Receive	NDDUEAFE Index	36,020	0.707% (3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	213,422	0	(13,135)	0	(13,135)
	Receive	NDDUEAFE Index	13,299	0.201% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/26/2021	72,145	0	3,478	3,478	0
	Receive	NDDUEAFE Index	29,161	0.176% (3-Month USD-LIBOR less a specified spread)	Quarterly	06/09/2021	168,523	0	(2,684)	0	(2,684)
FBF	Receive	NDDUEAFE Index	48,660	0.131% (3-Month USD-LIBOR less a specified spread)	Maturity	10/07/2020	290,339	0	(16,687)	0	(16,687)
MYI	Receive	NDDUEAFE Index	78,958	0.925% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/15/2020	398,356	0	49,939	49,939	0
	Receive	NDDUEAFE Index	20,789	0.206% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/12/2020	109,570	0	8,628	8,628	0
	Receive	NDDUEAFE Index	72,427	0.215% (3-Month USD-LIBOR less a specified spread)	Maturity	09/16/2020	417,681	0	(11,353)	0	(11,353)
UAG	Receive	NDDUEAFE Index	66,398	0.169% (3-Month USD-LIBOR less a specified spread)	Maturity	09/23/2020	379,897	0	(7,274)	0	(7,274)
	Receive	NDDUEAFE Index	9,371	0.099% (3-Month USD-LIBOR less a specified spread)	Quarterly	11/18/2020	52,333	0	961	961	0
Total Swap Agreements								$0	$7,914	$63,006	$(55,092)
(n)

Securities with an aggregate market value of $74,148 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,666	$6,884	$8,550
Corporate Bonds & Notes
Banking & Finance	0	239,635	0	239,635
Industrials	0	57,520	0	57,520
Utilities	0	30,183	0	30,183
Municipal Bonds & Notes
California	0	3,252	0	3,252
Illinois	0	4,254	0	4,254
Pennsylvania	0	135	0	135
Texas	0	1,913	0	1,913
U.S. Government Agencies	0	772,617	0	772,617
U.S. Treasury Obligations	0	1,430,077	0	1,430,077
Non-Agency Mortgage-Backed Securities	0	180,857	0	180,857
Asset-Backed Securities	0	373,747	0	373,747
Sovereign Issues	0	20,576	0	20,576
Preferred Securities
Banking & Finance	0	6,157	0	6,157
Non-Agency Mortgage-Backed Securities	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	200	0	200
Argentina Treasury Bills	0	266	0	266
	$0	$3,123,055	$6,884	$3,129,939
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$401,880	$0	$0	$401,880
Total Investments	$401,880	$3,123,055	$6,884	$3,531,819
Short Sales, at Value - Liabilities
Sovereign Issues	0	(29,789)	0	(29,789)
U.S. Government Agencies	0	(67,111)	0	(67,111)
	$0	$(96,900)	$0	$(96,900)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,422	1,183	0	2,605
Over the counter	0	172,015	0	172,015
	$1,422	$173,198	$0	$174,620
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(2,915)	0	(3,040)
Over the counter	(7)	(198,654)	0	(198,661)
	$(132)	$(201,569)	$0	$(201,701)
Total Financial Derivative Instruments	$1,290	$(28,371)	$0	$(27,081)
Totals	$403,170	$2,997,784	$6,884	$3,407,838

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		$3,034	$2,924
Total Loan Participations and Assignments (Cost $3,030)			2,924
CORPORATE BONDS & NOTES 17.2%
BANKING & FINANCE 11.5%
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023		300	278
Banco Bilbao Vizcaya Argentaria S.A. 0.346% due 04/12/2022 •	EUR	2,100	2,357
Banco del Estado de Chile 4.125% due 10/07/2020		$418	420
Bank of America Corp. 1.117% (US0003M + 0.790%) due 03/05/2024 ~		44	44
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		1,000	991
3.200% due 08/10/2021		800	818
4.610% due 02/15/2023 •		1,100	1,159
7.125% due 06/15/2025 •(g)(h)	GBP	500	614
8.000% due 06/15/2024 •(g)(h)		$300	311
Citigroup, Inc. 1.373% (US0003M + 1.023%) due 06/01/2024 ~		858	856
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	400	463
Credit Suisse Group AG 7.250% due 09/12/2025 •(g)(h)		$264	271
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		484	534
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	500	560
1.599% (US0003M + 1.230%) due 02/27/2023 ~		$1,188	1,143
4.250% due 10/14/2021		1,254	1,287
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,400	1,569
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	286	334
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$550	546
3.550% due 10/07/2022		600	585
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		418	419
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		200	199
2.848% due 06/04/2031 •		200	205
2.873% (US0003M + 1.500%) due 01/05/2022 ~		264	268
4.300% due 03/08/2026		220	249
4.950% due 03/31/2030		800	960
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		300	298
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		726	727
1.514% due 06/01/2024 •		1,700	1,728
1.933% (US0003M + 0.890%) due 07/23/2024 ~		638	639
2.182% due 06/01/2028 •		2,800	2,900
3.797% due 07/23/2024 •		242	263
Lloyds Banking Group PLC
4.550% due 08/16/2028		2,800	3,285
7.500% due 09/27/2025 •(g)(h)		500	519
Morgan Stanley 0.442% (EUR003M + 0.700%) due 11/08/2022 ~	EUR	1,500	1,684
Nationwide Building Society 4.363% due 08/01/2024 •		$374	405
Navient Corp. 5.875% due 03/25/2021		200	197
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	295
2.600% due 09/28/2022		300	294
2.650% due 07/13/2022		800	788
Raymond James Financial, Inc. 4.650% due 04/01/2030		1,200	1,437

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		1,800	1,802
4.519% due 06/25/2024 •		1,100	1,196
4.892% due 05/18/2029 •		396	467
7.500% due 08/10/2020 •(g)(h)		400	402
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		440	487
Santander UK PLC 2.875% due 06/18/2024		700	747
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		600	602
UBS AG
4.750% due 02/12/2026 •(h)	EUR	500	574
5.125% due 05/15/2024 (h)		$462	503
7.625% due 08/17/2022 (h)		363	405
UBS Group AG 1.342% (US0003M + 0.950%) due 08/15/2023 ~		200	200
UBS Group Funding Switzerland AG 0.311% (EUR003M + 0.700%) due 09/20/2022 ~	EUR	3,700	4,161
Wells Fargo & Co. 2.393% due 06/02/2028 •		$5,800	5,997
Weyerhaeuser Co. 4.000% due 04/15/2030		900	1,018
			51,460
INDUSTRIALS 2.7%
AbbVie, Inc.
3.450% due 03/15/2022		220	229
4.875% due 02/15/2021		31	31
AEP Transmission Co. LLC 3.650% due 04/01/2050		1,200	1,392
Baidu, Inc. 3.425% due 04/07/2030		1,000	1,088
BAT Capital Corp. 3.222% due 08/15/2024		100	107
BAT International Finance PLC 3.950% due 06/15/2025		30	33
Campbell Soup Co. 0.943% (US0003M + 0.630%) due 03/15/2021 ~		88	88
Charter Communications Operating LLC
4.464% due 07/23/2022		66	70
4.908% due 07/23/2025		132	151
Comcast Corp. 3.950% due 10/15/2025		93	107
CSN Resources S.A. 7.625% due 02/13/2023		250	233
CSX Corp. 3.800% due 04/15/2050		400	477
CVS Health Corp. 3.625% due 04/01/2027		1,400	1,575
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		300	297
Equinor ASA 3.125% due 04/06/2030		1,400	1,547
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	214
Kraft Heinz Foods Co.
5.000% due 07/15/2035		22	24
5.200% due 07/15/2045		22	24
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		196	196
NVIDIA Corp. 3.700% due 04/01/2060		1,100	1,314
Oracle Corp. 2.800% due 04/01/2027		2,400	2,625
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,920	18
			11,840
UTILITIES 3.0%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		$1,166	1,172
1.498% (US0003M + 1.180%) due 06/12/2024 ~		726	728
2.169% (US0003M + 0.950%) due 07/15/2021 ~		880	887
Berkshire Hathaway Energy Co. 4.250% due 10/15/2050		700	881
Consolidated Edison Co. of New York, Inc. 3.950% due 04/01/2050		1,700	2,032
DTE Electric Co. 2.625% due 03/01/2031		1,100	1,193
Exelon Corp. 4.050% due 04/15/2030		2,100	2,429
Idaho Power Co. 4.200% due 03/01/2048		1,000	1,257

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Petrobras Global Finance BV 5.093% due 01/15/2030	446	445
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~	638	639
Sprint Corp. 7.875% due 09/15/2023	600	677
Xcel Energy, Inc. 3.400% due 06/01/2030	1,100	1,268
		13,608
Total Corporate Bonds & Notes (Cost $72,185)		76,908
MUNICIPAL BONDS & NOTES 0.3%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010 6.423% due 08/01/2035	220	221
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050	20	36
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	350	547
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036	300	304
		887
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	20	27
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	21	23
		50
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	29
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	20	31
Total Municipal Bonds & Notes (Cost $974)		1,218
U.S. GOVERNMENT AGENCIES 32.9%
Fannie Mae
0.535% due 07/25/2037 •	1	1
0.565% due 07/25/2037 •	2	2
0.585% due 09/25/2035 •	5	5
0.595% due 09/25/2035 •	9	9
0.905% due 06/25/2037 •	15	16
2.310% due 08/01/2022	22	22
4.000% due 04/25/2042	493	585
Freddie Mac
0.755% due 06/15/2041 •	77	78
0.885% due 08/15/2037 •	13	13
0.895% due 10/15/2037 •	2	2
0.905% due 05/15/2037 - 09/15/2037 •	16	17
4.000% due 07/15/2042	427	515
5.000% due 03/01/2038	208	239
5.500% due 07/01/2028 - 07/01/2038	41	46
Ginnie Mae
0.620% due 11/20/2062 •	483	480
3.500% due 01/15/2042 - 06/15/2045	508	541
5.000% due 08/15/2038 - 05/15/2039	63	72
6.000% due 08/15/2037	19	22
Ginnie Mae, TBA 5.000% due 07/01/2050	4,900	5,323
Small Business Administration
4.430% due 05/01/2029	13	14
5.290% due 12/01/2027	2	2
6.220% due 12/01/2028	3	3
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 10/01/2048	9,677	10,213
4.000% due 07/01/2025 - 08/01/2049	34	35
4.500% due 06/01/2023 - 10/01/2041	364	405
5.500% due 02/01/2022 - 09/01/2041	756	863
6.000% due 07/01/2036 - 05/01/2041	210	243
6.500% due 10/01/2035	8	9
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	26,800	27,868

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

3.000% due 09/01/2050	67,100	70,431
3.500% due 08/01/2050	11,440	12,033
4.000% due 07/01/2050	10,300	10,914
4.500% due 08/01/2050	5,300	5,697
Total U.S. Government Agencies (Cost $145,620)		146,718
U.S. TREASURY OBLIGATIONS 31.7%
U.S. Treasury Bonds
3.000% due 08/15/2048	154	212
3.000% due 02/15/2049	6,800	9,385
4.375% due 05/15/2040	1,606	2,539
4.625% due 02/15/2040	1,807	2,931
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	9,141	9,275
0.125% due 04/15/2022	1,160	1,178
0.125% due 01/15/2023	660	677
0.375% due 07/15/2023	2,885	3,007
0.625% due 07/15/2021	1,821	1,854
0.625% due 01/15/2026	108	117
0.625% due 02/15/2043	112	132
0.750% due 07/15/2028	25	28
1.000% due 02/15/2046 (m)	866	1,121
1.000% due 02/15/2048	7,107	9,414
1.000% due 02/15/2049	705	943
1.375% due 02/15/2044	880	1,203
1.750% due 01/15/2028	37	44
2.000% due 01/15/2026	57	66
3.625% due 04/15/2028	70	94
U.S. Treasury Notes
3.000% due 09/30/2025	600	684
1.375% due 09/30/2023 (m)	11,340	11,779
1.625% due 02/15/2026	100	107
1.750% due 12/31/2024	2,100	2,241
1.875% due 07/31/2022 (k)	8,352	8,650
2.000% due 07/31/2022	2,970	3,084
2.000% due 04/30/2024	300	320
2.000% due 11/15/2026	7,329	8,050
2.125% due 05/15/2025	4,211	4,586
2.250% due 08/15/2027 (k)	6,800	7,639
2.375% due 08/15/2024	3,862	4,203
2.375% due 05/15/2029	7,000	8,079
2.625% due 12/31/2025	200	225
2.625% due 02/15/2029	23,656	27,723
2.750% due 02/15/2024 (k)	6,064	6,622
2.875% due 09/30/2023	1,360	1,478
2.875% due 11/30/2023	1,180	1,288
3.000% due 10/31/2025	600	685
Total U.S. Treasury Obligations (Cost $126,347)		141,663
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Assets Trust 0.375% due 10/25/2046 •	2,991	1,893
BCAP LLC Trust 3.869% due 03/27/2037 ~	245	200
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	10	9
0.355% due 04/25/2037 •	311	257
0.505% due 06/25/2046 ^•	412	347
3.643% due 11/25/2035 ^~	1,948	1,776
ChaseFlex Trust 0.485% due 07/25/2037 •	1,422	1,213
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 07/25/2036 •	182	170
CIM Trust 3.015% due 06/25/2057 ~	1,916	1,945
Citigroup Mortgage Loan Trust 4.025% due 06/25/2036 ^~	33	31
Countrywide Alternative Loan Trust
0.345% due 02/25/2047 •	13	11
0.365% due 05/25/2047 •	80	70
0.425% due 08/25/2047 •	1,604	1,443
0.535% due 05/25/2037 ^•	729	254
2.377% due 03/25/2047 ^•	2,458	2,206
2.504% due 02/25/2036 •	8	7
6.000% due 12/25/2034	950	940
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~	2	2
3.819% due 11/25/2034 ~	3	3
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.335% due 03/25/2037 ^•	445	412
First Horizon Mortgage Pass-Through Trust 4.281% due 11/25/2037 ^~	193	176
GSR Mortgage Loan Trust
4.097% due 11/25/2035 ~	1	1

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

4.121% due 09/25/2035 ~		21	21
6.000% due 03/25/2037 ^		2	2
6.250% due 10/25/2036 ^		150	148
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	1,526	1,891
IndyMac Mortgage Loan Trust
0.385% due 11/25/2046 •		$938	831
0.455% due 10/25/2036 •		205	117
JPMorgan Mortgage Trust
3.645% due 08/25/2034 ~		13	12
3.721% due 07/25/2035 ~		280	272
Merrill Lynch Mortgage Investors Trust 4.063% due 09/25/2035 ^~		29	26
Morgan Stanley Mortgage Loan Trust 0.465% due 01/25/2036 •		415	289
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		2	2
Residential Accredit Loans, Inc. Trust
0.355% due 01/25/2037 •		404	354
0.370% due 08/25/2036 •		121	107
2.864% due 09/25/2045 •		11	10
6.000% due 03/25/2037 ^		1,236	1,128
Ripon Mortgages PLC 1.056% due 08/20/2056 •	GBP	7,200	8,894
Structured Adjustable Rate Mortgage Loan Trust 0.485% due 02/25/2037 •		$236	218
Structured Asset Mortgage Investments Trust 0.445% due 03/25/2037 •		5	3
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	793	983
Wachovia Mortgage Loan Trust LLC 4.214% due 10/20/2035 ~		$111	99
WaMu Mortgage Pass-Through Certificates Trust
2.424% due 09/25/2046 ^•		1,220	1,119
2.504% due 02/25/2046 •		25	24
2.704% due 11/25/2042 •		13	12
2.981% due 01/25/2037 ^~		80	72
3.913% due 08/25/2046 ^~		538	497
Total Non-Agency Mortgage-Backed Securities (Cost $29,013)			30,497
ASSET-BACKED SECURITIES 10.3%
ACE Securities Corp. Home Equity Loan Trust
0.325% due 07/25/2036 •		433	337
3.185% due 08/25/2040 ^•		691	572
Argent Securities Trust
0.335% due 07/25/2036 •		728	617
0.345% due 05/25/2036 •		3,259	1,182
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.265% due 01/25/2034 •		498	484
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •		75	74
Bear Stearns Asset-Backed Securities Trust 0.328% due 08/25/2036 •		199	243
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		511	511
Citigroup Mortgage Loan Trust 0.345% due 09/25/2036 •		1,288	1,098
Citigroup Mortgage Loan Trust, Inc. 0.765% due 07/25/2035 •		128	128
Countrywide Asset-Backed Certificates
0.345% due 12/25/2035 ^•		518	511
0.385% due 09/25/2047 ^•		519	385
0.425% due 03/25/2036 •		112	100
0.475% due 01/25/2037 •		4,180	3,169
0.625% due 04/25/2036 •		1,054	1,049
0.895% due 07/25/2035 •		616	588
1.220% due 12/25/2035 •		770	724
4.548% due 10/25/2046 ^~		525	520
Countrywide Asset-Backed Certificates Trust 0.665% due 05/25/2036 •		1,540	1,461
Ellington Loan Acquisition Trust 1.235% due 05/25/2037 •		588	572
First Franklin Mortgage Loan Trust 0.920% due 09/25/2035 •		22	22
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		481	487
GoldenTree Loan Management EUR CLO DAC 0.000% due 07/20/2031 •(a)	EUR	1,300	1,460
GSAMP Trust
0.255% due 12/25/2036 •		$5	3
0.415% due 01/25/2037 •		902	710
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		55	55
HSI Asset Securitization Corp. Trust 0.325% due 01/25/2037 •		453	371

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

MASTR Asset-Backed Securities Trust 0.235% due 01/25/2037 •		6	2
Merrill Lynch Mortgage Investors Trust
0.335% due 08/25/2037 •		1,405	865
0.445% due 02/25/2037 •		2,291	920
Monarch Grove CLO 1.871% due 01/25/2028 •		1,142	1,129
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 01/25/2037 •		2,555	1,437
0.400% due 03/25/2037 •		1,805	925
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		71	71
Mountain View CLO Ltd. 2.266% due 10/16/2029 •		800	782
Nassau Ltd. 2.369% due 10/15/2029 •		600	589
NovaStar Mortgage Funding Trust 0.435% due 09/25/2036 •		1,362	761
Option One Mortgage Loan Trust
0.405% due 04/25/2037 •		989	751
0.405% due 05/25/2037 •		584	413
0.545% due 01/25/2036 •		814	710
0.965% due 02/25/2035 •		1,516	1,465
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		213	112
Residential Asset Securities Corp. Trust 0.665% due 01/25/2036 •		2,200	1,916
Securitized Asset-Backed Receivables LLC Trust 0.425% due 07/25/2036 •		377	209
SG Mortgage Securities Trust 0.365% due 02/25/2036 •		1,949	1,271
Soundview Home Loan Trust
0.265% due 06/25/2037 •		3	2
0.295% due 02/25/2037 •		1,658	588
0.335% due 03/25/2037 •		199	187
0.395% due 06/25/2037 •		683	518
Structured Asset Securities Corp. Mortgage Loan Trust
0.395% due 02/25/2037 •		677	637
0.415% due 05/25/2047 •		1,069	1,012
Symphony CLO Ltd. 2.099% due 04/15/2028 •		462	458
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		5,867	6,186
Venture CLO Ltd. 1.401% due 08/28/2029 •		1,300	1,270
WaMu Asset-Backed Certificates WaMu Trust 0.545% due 04/25/2037 •		5,060	2,518
Wells Fargo Home Equity Asset-Backed Securities Trust 0.685% due 12/25/2035 •		701	662
Total Asset-Backed Securities (Cost $44,491)			45,799
SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
3.750% due 12/31/2038 ^(b)		1,629	646
5.875% due 01/11/2028 ^(b)		748	303
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	996	9
Brazil Government International Bond 4.750% due 01/14/2050		$582	548
Israel Government International Bond 4.125% due 01/17/2048		200	249
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,353,710	12,493
0.100% due 03/10/2029 (f)		1,213,582	11,234
Saudi Government International Bond
4.000% due 04/17/2025		$374	415
5.000% due 04/17/2049		200	248
Total Sovereign Issues (Cost $27,117)			26,145
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		2,000	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		100,000	108
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)		225,000	205
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		107,800	129
Total Preferred Securities (Cost $460)			442
SHORT-TERM INSTRUMENTS 18.1%
REPURCHASE AGREEMENTS (i) 12.0%			53,537
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	547	5
U.S. TREASURY BILLS 6.1%
0.180% due 10/15/2020 - 03/25/2021 (d)(e)(k)(m)		$27,352	27,329
Total Short-Term Instruments (Cost $80,868)			80,871
Total Investments in Securities (Cost $530,105)			553,185
		SHARES
INVESTMENTS IN AFFILIATES 26.6%
SHORT-TERM INSTRUMENTS 26.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 26.6%
PIMCO Short-Term Floating NAV Portfolio III		12,046,519	118,767
Total Short-Term Instruments (Cost $118,536)			118,767
Total Investments in Affiliates (Cost $118,536)			118,767
Total Investments 150.5% (Cost $648,641)			$671,952
Financial Derivative Instruments (j)(l) 2.3%(Cost or Premiums, net $(4,616))			10,228
Other Assets and Liabilities, net (52.8)%			(235,764)
Net Assets 100.0%			$446,416

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$53,537	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(54,608)	$53,537	$53,537
Total Repurchase Agreements	$(54,608)	$53,537	$53,537
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$13,300	$(14,108)	$(14,101)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2050	3,900	(4,262)	(4,262)
Total U.S. Government Agencies	(18,370)	(18,363)
Sovereign Issues (0.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	3,900	(4,016)	(4,135)
Total Short Sales (5.0)%	$(22,386)	$(22,498)
(1)	Payable for short sales includes $11 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	9	$1,785	$16	$0	$(2)
U.S. Treasury 2-Year Note September Futures	09/2020	46	10,158	2	1	0
U.S. Treasury 5-Year Note September Futures	09/2020	23	2,892	9	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2020	80	11,134	22	0	(12)
$49	$1	$(15)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 30-Year Bond September Futures				09/2020	228		$(40,712)	$(93)		$106	$0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2020	257		(56,066)	468		265	0
United Kingdom Long Gilt September Futures				09/2020	3		(512)	0		1	(1)
								$375		$372	$(1)
Total Futures Contracts								$424		$373	$(16)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-34 5-Year Index	(1.000)%		Quarterly	06/20/2025		$87,300	$(893)	$(127)	$(1,020)	$0	$(69)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%		Quarterly	12/20/2024		$1,932	$(114)	$105	$(9)	$14	$0
CDX.HY-34 5-Year Index	5.000		Quarterly	06/20/2025		2,090	14	(26)	(12)	17	0
iTraxx Europe Main 33 5-Year Index	1.000		Quarterly	06/20/2025	EUR	4,600	81	5	86	14	0
							$(19)	$84	$65	$45	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	35,600	$(124)	$1,265	$1,141	$0	$(20)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/19/2024		30,600	688	91	779	0	(18)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		4,150	270	764	1,034	0	(20)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		$99,900	(234)	4,734	4,500	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		26,600	9	(1,453)	(1,444)	6	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025		24,700	4	(3,221)	(3,217)	8	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		248,700	(8,777)	(2,731)	(11,508)	100	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		1,700	(4)	(177)	(181)	1	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		51,900	1,118	1,726	2,844	0	(57)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		27,700	(1,992)	(2,146)	(4,138)	35	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		19,000	(56)	(1,832)	(1,888)	36	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		60,100	2,958	678	3,636	0	(124)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		18,500	2,825	93	2,918	0	(167)
Receive(5)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	2,400	0	(168)	(168)	0	(3)
Receive(5)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045		22,200	(222)	(1,466)	(1,688)	0	(30)
Pay(5)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055		2,900	0	212	212	0	(1)
Pay(5)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055		23,800	264	1,607	1,871	0	(9)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	2,700,000	(803)	49	(754)	23	0
Receive	CPURNSA	1.667	Maturity	06/19/2024		$2,200	0	(56)	(56)	2	0
Pay	UKRPI	3.595	Maturity	11/15/2028	GBP	5,500	92	350	442	0	(28)
Pay	UKRPI	3.400	Maturity	01/15/2030		15,400	252	90	342	0	(98)
Pay	UKRPI	3.480	Maturity	01/15/2030		10,700	76	304	380	0	(67)
Pay	UKRPI	3.415	Maturity	02/15/2030		1,600	0	31	31	0	(11)
							$(3,656)	$(1,256)	$(4,912)	$211	$(655)
Total Swap Agreements							$(4,568)	$(1,299)	$(5,867)	$256	$(724)
(k)	Securities with an aggregate market value of $5,151 and cash of $2,860 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020		$5,767	JPY	616,211	$0	$(60)
	07/2020		98	RUB	7,597	9	0
	07/2020		1,171	ZAR	22,242	110	0
	08/2020	JPY	616,211		$5,769	60	0
	08/2020		$1,546	EUR	1,364	0	(12)
	09/2020	TWD	99,976		$3,426	0	(9)
	09/2020		$1,224	CNH	8,772	11	0
	09/2020		241	TWD	7,104	3	0
BPS	07/2020	BRL	9,064		$1,692	25	0
	07/2020	RUB	29,141		421	13	0
	07/2020	TWD	110,693		3,759	0	(15)
	07/2020		$1,655	BRL	9,064	11	0
	07/2020		1,318	GBP	1,042	0	(27)
	07/2020		833	JPY	89,500	0	(4)
	07/2020		2,121	ZAR	40,739	225	0
	09/2020	TWD	14,186		$487	0	(1)
	09/2020		$783	TWD	22,807	1	0
BRC	08/2020	EUR	421		$473	0	0
CBK	07/2020		$483	MXN	12,054	42	0
	07/2020		1,236	ZAR	22,760	75	0
	07/2020	ZAR	124,846		$6,681	0	(509)
	08/2020	EUR	7,641		8,335	0	(258)
DUB	07/2020	BRL	9,064		1,655	0	(12)
	07/2020		$1,718	BRL	9,064	0	(52)
	08/2020	BRL	9,064		$1,717	52	0
GLM	07/2020	CAD	723		534	1	0
	07/2020	GBP	11,236		13,865	4	(62)
	07/2020		$319	MXN	7,945	26	0
	07/2020		276	RUB	21,133	20	0
HUS	07/2020	CAD	7,116		$5,259	17	0
	07/2020	JPY	60,068		560	4	0
	07/2020		$4,566	CAD	6,199	4	(4)
	07/2020		3,747	TWD	110,692	27	0
	07/2020		663	ZAR	12,241	42	0
	08/2020	CAD	612		$447	0	(4)
	08/2020	EUR	1,030		1,114	0	(45)
	08/2020	GBP	10,194		12,501	0	(133)
	09/2020	CNY	8,973		1,252	0	(12)
	09/2020	TWD	141,580		4,835	0	(30)
	01/2021	BRL	1,400		216	0	(40)
JPM	07/2020	CAD	5,511		4,069	10	0
	07/2020		$1,140	ZAR	20,783	57	0
MYI	07/2020		525	CAD	715	2	0
	07/2020		7,204	JPY	770,568	0	(67)
	08/2020	JPY	770,568		$7,207	67	0
	09/2020		$4,954	SGD	6,869	0	(24)
RBC	09/2020		3,000		4,169	0	(7)
SCX	07/2020	BRL	6,073	EUR	1,020	29	0
	07/2020	EUR	1,024	BRL	6,073	0	(34)
	07/2020	JPY	1,007,200		$9,419	91	0
	08/2020	EUR	1,018	BRL	6,073	0	(30)
SOG	07/2020		$395	ZAR	7,335	27	0
SSB	07/2020	MXN	7,911		$323	0	(20)
TOR	07/2020	JPY	1,503,332		13,965	42	0
	07/2020		$1,841	CAD	2,512	10	0
	07/2020		4,664	JPY	498,859	0	(44)
	08/2020	CAD	2,512		$1,841	0	(10)
	08/2020	JPY	498,859		4,666	44	0
UAG	07/2020		150,500		1,408	14	0
	07/2020	MXN	12,054		502	0	(22)
	07/2020		$5,008	JPY	535,394	0	(50)
	08/2020	JPY	535,395		$5,011	50	0
	08/2020		$584	EUR	516	0	(3)
	09/2020		750	TWD	21,985	5	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

Total Forward Foreign Currency Contracts	$1,230	$(1,600)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.335%	07/19/2021	31,100	$280	$995
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	11/01/2021	129,000	314	450
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	54,100	199	1,259
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	118,800	467	2,711
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	30,500	244	2,528
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	31,200	183	2,196
Total Purchased Options	$1,687	$10,139
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	900	$(1)	$(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	900	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	900	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	800	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	800	(1)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	700	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	700	(1)	(1)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	900	(1)	0
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	900	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,900	(2)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	700	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	700	(1)	(1)
DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	800	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	800	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	800	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	800	(2)	(2)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,000	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	1,000	(1)	(2)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	900	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	900	(1)	(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	700	(1)	(1)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	700	(2)	(2)
$(27)	$(24)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	8,300	$(101)	$(215)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	17,200	(218)	(406)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	10,800	(236)	(828)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	16,100	(244)	(2,576)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	16,500	(183)	(2,272)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	17,300	(194)	(1,327)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	38,000	(467)	(3,047)
$(1,643)	$(10,671)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	2,000	$(14)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	300	(1)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	400	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,000	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,100	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,100	(7)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	1,000	(7)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	1,300	(6)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	800	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	600	(3)	(1)
$(65)	$(5)
Total Written Options	$(1,735)	$(10,700)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	NDDUEAFE Index	10,092	0.707% (3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	$59,796	$0	$(3,680)	$0	$(3,680)
Receive	NDDUEAFE Index	3,912	(0.011)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	03/11/2021	21,847	0	402	402	0
MEI	Receive	NDDUEAFE Index	1,417	0.242% (3-Month USD-LIBOR less a specified spread)	Quarterly	05/12/2021	7,324	0	733	733	0
Receive	NDDUEAFE Index	16,781	0.261% (3-Month USD-LIBOR less a specified spread)	Maturity	06/23/2021	91,034	0	4,383	4,383	0
MYI	Receive	NDDUEAFE Index	3,916	0.206% (3-Month USD-LIBOR less a specified spread)	Quarterly	08/12/2020	20,640	0	1,625	1,625	0
UAG	Receive	NDDUEAFE Index	13,655	0.267% (3-Month USD-LIBOR less a specified spread)	Maturity	06/23/2021	72,838	0	4,802	4,802	0
Receive	NDDUEAFE Index	29,230	(0.021)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	09/15/2021	163,238	0	3,005	3,005	0
Total Swap Agreements	$0	$11,270	$14,950	$(3,680)
(m)

Securities with an aggregate market value of $5,579 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,924	$0	$2,924
Corporate Bonds & Notes
Banking & Finance	0	51,460	0	51,460
Industrials	0	11,840	0	11,840
Utilities	0	13,608	0	13,608
Municipal Bonds & Notes
Arizona	0	221	0	221
California	0	887	0	887
Illinois	0	50	0	50
Nebraska	0	29	0	29
Tennessee	0	31	0	31
U.S. Government Agencies	0	146,718	0	146,718
U.S. Treasury Obligations	0	141,663	0	141,663
Non-Agency Mortgage-Backed Securities	0	30,497	0	30,497
Asset-Backed Securities	0	45,799	0	45,799
Sovereign Issues	0	26,145	0	26,145
Preferred Securities
Banking & Finance	0	442	0	442
Short-Term Instruments
Repurchase Agreements	0	53,537	0	53,537
Argentina Treasury Bills	0	5	0	5
U.S. Treasury Bills	0	27,329	0	27,329
	$0	$553,185	$0	$553,185
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,767	$0	$0	$118,767
Total Investments	$118,767	$553,185	$0	$671,952
Short Sales, at Value - Liabilities
Sovereign Issues	0	(4,135)	0	(4,135)
U.S. Government Agencies	0	(18,363)	0	(18,363)
	$0	$(22,498)	$0	$(22,498)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	373	256	0	629
Over the counter	0	26,319	0	26,319
	$373	$26,575	$0	$26,948
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(724)	0	(740)
Over the counter	(2)	(15,978)	0	(15,980)
	$(18)	$(16,702)	$0	$(16,720)
Total Financial Derivative Instruments	$355	$9,873	$0	$10,228
Totals	$119,122	$540,560	$0	$659,682

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Alliant Holdings Intermediate LLC 3.440% (LIBOR03M + 3.250%) due 05/09/2025 ~		$298	$286
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		394	380
Caesars Resort Collection LLC 2.928% (LIBOR03M + 2.750%) due 12/23/2024 ~		1,170	1,048
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		591	525
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	1,592	1,759
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		$1,500	1,508
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		800	800
Verifone Systems, Inc. 4.377% (LIBOR03M + 4.000%) due 08/20/2025 ~		296	250
Zayo Group Holdings, Inc. 3.178% (LIBOR03M + 3.000%) due 03/09/2027 ~		399	380
Total Loan Participations and Assignments (Cost $7,185)			6,936
CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 15.3%
AerCap Ireland Capital DAC 4.500% due 05/15/2021		1,000	1,006
AIA Group Ltd. 3.375% due 04/07/2030		300	328
AIB Group PLC 4.263% due 04/10/2025 •		500	533
American International Group, Inc. 4.375% due 06/30/2050		1,100	1,266
American Tower Corp.
2.750% due 01/15/2027		200	215
3.100% due 06/15/2050		500	494
3.125% due 01/15/2027		1,800	1,973
Aon Corp. 2.800% due 05/15/2030		1,000	1,071
Athene Global Funding 2.500% due 01/14/2025		300	300
Aviation Capital Group LLC 4.875% due 10/01/2025		300	275
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023		400	370
5.500% due 01/15/2023		100	94
Banco Bradesco S.A. 3.200% due 01/27/2025		600	591
Banco BTG Pactual S.A. 4.500% due 01/10/2025		600	589
Banco Santander Chile 2.700% due 01/10/2025		700	720
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		1,100	1,096
4.100% due 07/24/2023		300	330
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)		500	521
Barclays Bank PLC
7.625% due 11/21/2022 (g)		2,500	2,723
10.179% due 06/12/2021		740	800
Barclays PLC
7.875% due 03/15/2022 •(f)(g)		600	612
7.875% due 09/15/2022 •(f)(g)	GBP	700	872
8.000% due 12/15/2020 •(f)(g)	EUR	200	226
Berkshire Hathaway Finance Corp. 4.200% due 08/15/2048		$100	127
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049		600	623
BNP Paribas S.A.
4.500% due 02/25/2030 •(f)(g)		300	263
6.750% due 03/14/2022 •(f)(g)		200	204
7.625% due 03/30/2021 •(f)(g)		800	812

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

BOC Aviation Ltd. 3.500% due 10/10/2024		1,200	1,246
Boston Properties LP 3.250% due 01/30/2031		400	431
BPCE S.A.
4.500% due 03/15/2025		900	984
4.625% due 07/11/2024		1,200	1,310
Brixmor Operating Partnership LP
1.737% (US0003M + 1.050%) due 02/01/2022 ~		300	294
4.125% due 05/15/2029		200	208
Brookfield Finance LLC 3.450% due 04/15/2050		800	769
Carlyle Finance LLC 5.650% due 09/15/2048		100	121
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	1,321
CIT Group, Inc. 4.750% due 02/16/2024		400	406
Citigroup, Inc. 8.125% due 07/15/2039		780	1,352
CNA Financial Corp. 3.900% due 05/01/2029		400	441
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)		1,300	1,398
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(f)(g)	EUR	200	232
Country Garden Holdings Co. Ltd. 7.250% due 04/04/2021		$800	807
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,188
6.250% due 12/18/2024 •(f)(g)		1,000	1,046
7.125% due 07/29/2022 •(f)(g)		400	412
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		1,400	1,509
Crown Castle International Corp.
3.250% due 01/15/2051		600	602
4.000% due 03/01/2027		200	228
4.000% due 11/15/2049		800	896
CVS Pass-Through Trust 4.704% due 01/10/2036		2,820	3,022
CyrusOne LP 3.450% due 11/15/2029		500	521
Danske Bank A/S 3.244% due 12/20/2025 •		300	312
Deutsche Bank AG 4.250% due 10/14/2021		3,000	3,080
Discover Bank 4.650% due 09/13/2028		1,000	1,150
Duke Realty LP 3.375% due 12/15/2027		300	335
Equinix, Inc.
3.000% due 07/15/2050		200	196
3.200% due 11/18/2029		400	435
ESH Hospitality, Inc. 4.625% due 10/01/2027		100	94
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		600	648
Fidelity National Financial, Inc. 5.500% due 09/01/2022		2,800	3,014
FMR LLC 4.950% due 02/01/2033		2,000	2,616
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,200	1,220
3.087% due 01/09/2023		$1,000	953
3.550% due 10/07/2022		700	682
GE Capital Funding LLC 4.400% due 05/15/2030		5,500	5,726
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		400	407
Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,400	1,510
3.691% due 06/05/2028 •		1,600	1,793
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		900	914
Healthcare Trust of America Holdings LP 3.500% due 08/01/2026		1,300	1,406
HSBC Holdings PLC
2.633% due 11/07/2025 •		300	311
2.848% due 06/04/2031 •		1,600	1,640
3.803% due 03/11/2025 •		700	757
4.041% due 03/13/2028 •		300	332
6.375% due 09/17/2024 •(f)(g)		900	908
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		300	298
ING Groep NV 3.550% due 04/09/2024		1,200	1,307

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Intercontinental Exchange, Inc. 3.000% due 06/15/2050		800	837
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(f)(g)	EUR	800	897
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		$300	297
Kimco Realty Corp. 2.800% due 10/01/2026		1,600	1,643
KKR Group Finance Co. LLC 3.625% due 02/25/2050		400	398
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	521
4.344% due 01/09/2048		700	822
4.947% due 06/27/2025 •(f)(g)	EUR	300	328
Mid-America Apartments LP 3.750% due 06/15/2024		$1,500	1,626
Mizuho Financial Group, Inc. 2.226% due 05/25/2026 •		400	410
Morgan Stanley
1.668% (US0003M + 1.220%) due 05/08/2024 ~		200	202
2.028% (US0003M + 0.930%) due 07/22/2022 ~		500	503
3.591% due 07/22/2028 •		1,700	1,914
7.500% due 04/02/2032 þ(h)		8,600	7,472
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	500	624
Nasdaq, Inc. 0.875% due 02/13/2030	EUR	200	224
National Retail Properties, Inc. 3.500% due 10/15/2027		$900	942
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		300	286
Nationwide Building Society 4.000% due 09/14/2026		1,600	1,731
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	601
Navient Corp. 7.250% due 01/25/2022		200	201
Nissan Motor Acceptance Corp. 2.201% (US0003M + 0.890%) due 01/13/2022 ~		800	769
Nomura Holdings, Inc. 3.103% due 01/16/2030		500	522
Ohio National Financial Services, Inc. 5.550% due 01/24/2030		400	383
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		200	183
Physicians Realty LP 3.950% due 01/15/2028		400	408
Protective Life Corp. 3.400% due 01/15/2030		600	612
Prudential Financial, Inc. 3.700% due 03/13/2051		800	884
Quicken Loans LLC 5.250% due 01/15/2028		300	313
Regency Centers LP 3.700% due 06/15/2030		500	539
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		1,200	1,443
7.648% due 09/30/2031 •(f)		1,900	2,753
8.625% due 08/15/2021 •(f)(g)		1,500	1,563
Santander UK Group Holdings PLC
4.750% due 09/15/2025		500	544
7.375% due 06/24/2022 •(f)(g)	GBP	400	508
Santander UK PLC 2.875% due 06/18/2024		$400	427
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		200	213
Service Properties Trust 4.950% due 10/01/2029		300	255
Shriram Transport Finance Co. Ltd.
5.100% due 07/16/2023		400	353
5.950% due 10/24/2022		200	183
Societe Generale S.A. 7.375% due 09/13/2021 •(f)(g)		300	303
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,557
Standard Chartered PLC 2.819% due 01/30/2026 •		500	511
Stifel Financial Corp. 4.000% due 05/15/2030		500	531
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030 (b)		700	703
SURA Asset Management S.A. 4.375% due 04/11/2027		1,300	1,358
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,417

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

TP ICAP PLC 5.250% due 01/26/2024	GBP	500	668
UBS Group AG 1.342% (US0003M + 0.950%) due 08/15/2023 ~		$2,100	2,104
UniCredit SpA
6.750% due 09/10/2021 •(f)(g)	EUR	600	663
9.250% due 06/03/2022 •(f)(g)		500	599
Unum Group 4.500% due 03/15/2025		$500	538
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,146
2.572% due 02/11/2031 •		1,600	1,676
Wells Fargo Bank N.A.
5.850% due 02/01/2037		750	1,038
6.600% due 01/15/2038		400	591
Weyerhaeuser Co.
4.000% due 11/15/2029		700	791
7.375% due 03/15/2032		1,200	1,662
			126,012
INDUSTRIALS 21.5%
AbbVie, Inc. 4.400% due 11/06/2042		3,100	3,743
Aetna, Inc. 6.750% due 12/15/2037		1,200	1,711
Agilent Technologies, Inc. 2.100% due 06/04/2030		400	411
Aker BP ASA 3.000% due 01/15/2025		300	293
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (b)		1,400	1,424
Alcon Finance Corp.
2.600% due 05/27/2030		400	412
3.800% due 09/23/2049		500	553
Alibaba Group Holding Ltd. 3.400% due 12/06/2027		3,600	4,001
Allegion PLC 3.500% due 10/01/2029		600	631
Altice Financing S.A. 2.250% due 01/15/2025	EUR	400	422
Altria Group, Inc. 4.800% due 02/14/2029		$1,400	1,633
American Airlines Pass-Through Trust
3.350% due 04/15/2031		1,427	1,344
3.600% due 04/15/2031		223	184
3.650% due 12/15/2029		416	340
4.375% due 04/01/2024		408	294
Amgen, Inc.
3.375% due 02/21/2050		700	770
4.950% due 10/01/2041		1,214	1,574
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		1,192	1,375
4.950% due 01/15/2042		1,500	1,820
Anthem, Inc. 4.650% due 01/15/2043		1,600	2,013
Aptiv PLC 4.350% due 03/15/2029		600	643
AutoNation, Inc. 4.750% due 06/01/2030		400	434
Avon International Operations, Inc. 7.875% due 08/15/2022		100	100
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,359
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,311
4.540% due 08/15/2047		400	436
4.758% due 09/06/2049		300	334
Becton Dickinson and Co.
3.734% due 12/15/2024		647	713
3.794% due 05/20/2050		500	558
Boeing Co.
3.650% due 03/01/2047		400	350
3.750% due 02/01/2050		700	633
5.705% due 05/01/2040		400	454
5.930% due 05/01/2060		2,800	3,323
Bombardier, Inc. 6.125% due 01/15/2023		200	138
Boston Scientific Corp. 2.650% due 06/01/2030		1,100	1,144
British Airways Pass-Through Trust
3.800% due 03/20/2033		904	861
4.125% due 03/20/2033		1,448	1,192
Broadcom, Inc.
3.459% due 09/15/2026		104	112
4.250% due 04/15/2026		1,900	2,117

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

4.300% due 11/15/2032		600	664
Cameron LNG LLC 3.302% due 01/15/2035		300	332
Canadian Pacific Railway Co. 6.125% due 09/15/2115		400	616
Carrier Global Corp. 3.377% due 04/05/2040		1,900	1,854
CCO Holdings LLC 4.500% due 08/15/2030		1,700	1,741
Centene Corp. 4.625% due 12/15/2029		500	531
Charter Communications Operating LLC
4.800% due 03/01/2050		1,600	1,821
5.375% due 05/01/2047		2,500	2,955
Cigna Corp. 4.800% due 08/15/2038		2,100	2,665
Citrix Systems, Inc. 3.300% due 03/01/2030		300	321
Comcast Corp.
2.800% due 01/15/2051		500	514
3.969% due 11/01/2047		2,279	2,757
4.700% due 10/15/2048		1,300	1,748
6.400% due 05/15/2038		12	18
6.500% due 11/15/2035		200	304
Community Health Systems, Inc. 8.625% due 01/15/2024		300	294
Conagra Brands, Inc. 5.300% due 11/01/2038		1,100	1,438
CoStar Group, Inc. 2.800% due 07/15/2030 (b)		600	615
CSN Resources S.A. 7.625% due 04/17/2026		800	693
CVS Health Corp. 5.050% due 03/25/2048		800	1,042
DAE Funding LLC 4.500% due 08/01/2022		100	96
Dell International LLC
4.000% due 07/15/2024		1,100	1,187
4.420% due 06/15/2021		200	206
5.450% due 06/15/2023		2,500	2,736
Deutsche Telekom International Finance BV 8.750% due 06/15/2030		600	935
Diamondback Energy, Inc. 4.750% due 05/31/2025		400	428
Discovery Communications LLC 4.950% due 05/15/2042		2,700	3,080
eBay, Inc. 2.700% due 03/11/2030		600	632
Ecopetrol S.A. 7.375% due 09/18/2043		600	725
Elanco Animal Health, Inc. 5.022% due 08/28/2023		100	105
Enbridge, Inc. 4.500% due 06/10/2044		1,500	1,684
Energy Transfer Operating LP
4.050% due 03/15/2025		1,100	1,171
6.625% due 10/15/2036		500	544
7.500% due 07/01/2038		400	471
Entergy Louisiana LLC 4.200% due 04/01/2050		400	509
Enterprise Products Operating LLC
3.700% due 01/31/2051		1,600	1,671
5.750% due 03/01/2035		200	249
EQM Midstream Partners LP 4.125% due 12/01/2026		400	365
Expedia Group, Inc. 7.000% due 05/01/2025		700	729
Fairstone Financial, Inc. 7.875% due 07/15/2024		500	492
Ferguson Finance PLC 3.250% due 06/02/2030		400	411
Fiserv, Inc. 3.200% due 07/01/2026		400	443
Ford Foundation
2.415% due 06/01/2050		700	716
2.815% due 06/01/2070		1,400	1,457
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029		300	320
Garda World Security Corp. 4.625% due 02/15/2027		300	296
General Electric Co.
5.875% due 01/14/2038		100	112
6.250% due 09/29/2020	GBP	300	376
6.750% due 03/15/2032		$831	1,018
6.875% due 01/10/2039		444	546

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

General Motors Co. 5.150% due 04/01/2038		1,900	1,823
Gerdau Trade, Inc. 4.875% due 10/24/2027		900	946
Global Payments, Inc. 2.900% due 05/15/2030		500	524
Globo Comunicacao e Participacoes S.A. 5.125% due 03/31/2027		200	193
GTL Trade Finance, Inc. 5.893% due 04/29/2024		364	397
Hershey Co. 2.650% due 06/01/2050		500	510
Humana, Inc. 3.950% due 08/15/2049		800	945
Huntsman International LLC 4.500% due 05/01/2029		900	948
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (c)	EUR	300	337
IHS Markit Ltd. 4.250% due 05/01/2029		$600	687
Kaiser Foundation Hospitals 4.150% due 05/01/2047		500	655
Kansas City Southern 4.200% due 11/15/2069		200	226
Kinder Morgan, Inc. 2.499% (US0003M + 1.280%) due 01/15/2023 ~		200	200
Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	1,012
4.625% due 01/30/2029		500	539
6.500% due 02/09/2040		800	965
Latam Airlines Pass-Through Trust 4.500% due 08/15/2025		410	212
Lear Corp. 5.250% due 05/15/2049		500	517
Leidos, Inc. 4.375% due 05/15/2030		400	452
Lockheed Martin Corp. 2.800% due 06/15/2050		800	846
Masco Corp. 7.750% due 08/01/2029		1,118	1,435
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022		500	515
Moody's Corp. 0.950% due 02/25/2030	EUR	400	461
Mylan NV
3.950% due 06/15/2026		$2,400	2,685
5.250% due 06/15/2046		100	124
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	448
5.750% due 11/15/2041		950	1,246
Newmont Corp. 2.800% due 10/01/2029		1,100	1,162
Norfolk Southern Corp. 3.155% due 05/15/2055		1,101	1,131
NVR, Inc. 3.000% due 05/15/2030		700	732
NXP BV 3.875% due 06/18/2026		900	1,009
Occidental Petroleum Corp. 7.950% due 06/15/2039		800	724
Oracle Corp. 4.125% due 05/15/2045		1,900	2,286
Owens Corning 3.400% due 08/15/2026		1,300	1,359
PayPal Holdings, Inc. 3.250% due 06/01/2050		500	547
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	511
PerkinElmer, Inc. 3.300% due 09/15/2029		300	322
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		400	404
Pertamina Persero PT 4.175% due 01/21/2050		400	404
Petroleos Mexicanos
6.350% due 02/12/2048		3,684	2,740
6.950% due 01/28/2060		3,228	2,486
Prime Security Services Borrower LLC 6.250% due 01/15/2028		200	189
PTC, Inc. 4.000% due 02/15/2028		400	398
QVC, Inc. 5.950% due 03/15/2043		2,100	1,753
RELX Capital, Inc. 3.000% due 05/22/2030		400	434

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	744
Rolls-Royce PLC 3.625% due 10/14/2025		200	193
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		600	664
5.000% due 03/15/2027		1,500	1,679
Sands China Ltd.
5.125% due 08/08/2025		700	761
5.400% due 08/08/2028		1,700	1,882
Saudi Arabian Oil Co.
2.875% due 04/16/2024		400	416
4.375% due 04/16/2049		300	340
Southern Co. 3.250% due 07/01/2026		800	887
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	340
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		146	124
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	426
Starbucks Corp. 1.300% due 05/07/2022		$400	406
Stryker Corp. 2.900% due 06/15/2050		400	402
Studio City Co. Ltd. 7.250% due 11/30/2021		1,600	1,616
Suncor Energy, Inc. 6.500% due 06/15/2038		100	127
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026		1,200	1,263
Syngenta Finance NV 4.441% due 04/24/2023		400	420
T-Mobile USA, Inc. 3.875% due 04/15/2030		400	447
Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060 (b)		1,100	1,106
5.000% due 11/26/2028		600	741
TEGNA, Inc. 4.625% due 03/15/2028		500	463
Tencent Holdings Ltd.
3.280% due 04/11/2024		1,100	1,170
3.290% due 06/03/2060		600	608
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,772
7.625% due 04/01/2037		100	133
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		100	97
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023		600	569
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	3,059
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	554
Thomson Reuters Corp. 5.650% due 11/23/2043		$3,500	4,747
Time Warner Cable LLC
5.500% due 09/01/2041		1,297	1,565
5.875% due 11/15/2040		400	494
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	743
6.200% due 10/15/2037		100	134
7.250% due 08/15/2038		150	217
Transocean Pontus Ltd. 6.125% due 08/01/2025		251	220
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		174	181
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,306	1,228
4.000% due 10/11/2027		724	666
UnitedHealth Group, Inc.
3.125% due 05/15/2060		1,100	1,178
6.625% due 11/15/2037		1,300	1,991
Vale Overseas Ltd. 6.875% due 11/10/2039		1,600	2,095
Verisk Analytics, Inc. 3.625% due 05/15/2050		400	454
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,638	1,904
VMware, Inc. 3.900% due 08/21/2027		700	742
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	645
Walt Disney Co. 3.800% due 05/13/2060		2,500	2,878

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Western Midstream Operating LP 5.500% due 08/15/2048		600	489
Williams Cos., Inc. 8.750% due 03/15/2032		137	203
Woodside Finance Ltd. 3.700% due 09/15/2026		1,600	1,694
Wyndham Destinations, Inc. 6.350% due 10/01/2025		400	406
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	347
Wynn Resorts Finance LLC 5.125% due 10/01/2029		600	537
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	4,070	38
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		$400	380
Zoetis, Inc. 4.450% due 08/20/2048		300	388
			177,205
UTILITIES 7.6%
AEP Texas, Inc. 4.150% due 05/01/2049		400	474
American Water Capital Corp. 4.150% due 06/01/2049		300	373
Appalachian Power Co. 7.000% due 04/01/2038		100	149
AT&T, Inc.
3.850% due 06/01/2060		3,200	3,409
4.500% due 03/09/2048		2,373	2,789
5.150% due 02/15/2050		3,100	3,980
5.300% due 08/15/2058		100	130
Berkshire Hathaway Energy Co. 5.950% due 05/15/2037		400	565
Blue Racer Midstream LLC 6.125% due 11/15/2022		300	299
British Telecommunications PLC 9.625% due 12/15/2030		600	982
Centrais Eletricas Brasileiras S.A. 4.625% due 02/04/2030		400	383
CNOOC Finance ULC 4.250% due 04/30/2024		1,200	1,324
Consolidated Edison Co. of New York, Inc. 6.750% due 04/01/2038		400	596
Deutsche Telekom AG 3.625% due 01/21/2050		900	1,000
DTE Electric Co. 2.625% due 03/01/2031		300	325
Duke Energy Carolinas LLC 6.450% due 10/15/2032		700	988
Duke Energy Corp. 2.450% due 06/01/2030		500	528
Edison International 3.125% due 11/15/2022		600	618
Emera, Inc. 6.750% due 06/15/2076 •		1,400	1,517
Enable Midstream Partners LP
3.900% due 05/15/2024		100	98
4.150% due 09/15/2029		700	615
Enel Finance International NV
2.650% due 09/10/2024		600	627
4.625% due 09/14/2025		200	228
4.875% due 06/14/2029		1,500	1,774
Entergy Corp. 3.750% due 06/15/2050		400	446
Exelon Generation Co. LLC 3.250% due 06/01/2025		400	432
FirstEnergy Transmission LLC 4.350% due 01/15/2025		400	453
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022		1,000	1,075
Gazprom PJSC via Gaz Finance PLC 3.250% due 02/25/2030		2,700	2,693
Kentucky Utilities Co. 3.300% due 06/01/2050		500	537
NGPL PipeCo LLC 7.768% due 12/15/2037		700	856
Ohio Edison Co. 6.875% due 07/15/2036		1,100	1,556
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (c)		200	167
ONEOK, Inc. 5.850% due 01/15/2026		2,000	2,287
Pacific Gas and Electric Co. 3.500% due 08/01/2050		1,700	1,645

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Parsley Energy LLC 4.125% due 02/15/2028		200	181
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.375% due 02/05/2050		500	516
Petrobras Global Finance BV 5.093% due 01/15/2030		2,194	2,190
Plains All American Pipeline LP 5.150% due 06/01/2042		300	291
Progress Energy, Inc. 7.750% due 03/01/2031		400	583
Puget Energy, Inc. 4.100% due 06/15/2030		500	553
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	300	323
Rio Oil Finance Trust 9.250% due 07/06/2024		$347	356
San Diego Gas & Electric Co. 4.300% due 04/01/2042		1,000	1,181
SES S.A. 5.300% due 04/04/2043		1,800	1,787
Shell International Finance BV 3.625% due 08/21/2042		1,100	1,220
Southern California Edison Co.
3.650% due 02/01/2050		200	221
4.650% due 10/01/2043		400	491
4.875% due 03/01/2049		100	130
5.625% due 02/01/2036		200	255
6.000% due 01/15/2034		300	403
6.650% due 04/01/2029		200	248
Sprint Corp.
7.125% due 06/15/2024		300	339
7.250% due 09/15/2021		800	840
7.875% due 09/15/2023		300	338
Telefonica Europe BV 8.250% due 09/15/2030		1,250	1,926
Verizon Communications, Inc.
2.625% due 08/15/2026		2,500	2,722
4.125% due 08/15/2046		1,800	2,252
4.672% due 03/15/2055		1,336	1,819
Virginia Electric & Power Co. 8.875% due 11/15/2038		300	540
Vodafone Group PLC
4.250% due 09/17/2050		1,200	1,412
4.875% due 06/19/2049		1,000	1,258
Wisconsin Electric Power Co. 4.300% due 12/15/2045		2,400	2,838
			63,131
Total Corporate Bonds & Notes (Cost $339,149)			366,348
MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034		200	327
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033		1,600	2,275
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		2,000	2,787
			5,389
GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057		2,418	3,526
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040		400	556
OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041		1,700	2,773
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		85	86

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $9,411)		12,330
U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (d)	20,000	17,519
3.980% due 07/01/2021	2,500	2,567
5.625% due 04/17/2028	100	135
6.210% due 08/06/2038	9,643	16,466
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	951
2.500% due 06/25/2034	2,707	2,736
2.750% due 11/25/2029	1,891	1,997
5.000% due 04/15/2038	66	75
6.250% due 07/15/2032	300	472
6.750% due 03/15/2031	1,900	2,992
Ginnie Mae
3.500% due 11/20/2044	1,597	1,809
4.000% due 06/20/2048	533	570
5.500% due 10/20/2037	601	775
Israel Government AID Bond 5.500% due 09/18/2033	1,800	2,688
Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 04/15/2030	16,400	15,118
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	2,032
Small Business Administration 5.290% due 12/01/2027	63	69
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	4,071	4,452
4.000% due 10/01/2047 - 06/01/2049	535	570
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050	52,250	54,342
3.000% due 09/01/2050	2,800	2,939
4.000% due 08/01/2050	980	1,039
Total U.S. Government Agencies (Cost $118,017)		132,313
U.S. TREASURY OBLIGATIONS 48.8%
U.S. Treasury Bonds
1.250% due 05/15/2050 (j)	46,000	44,174
2.000% due 02/15/2050 (j)(l)	27,000	30,914
2.375% due 11/15/2049 (j)	128,780	159,023
2.750% due 08/15/2042 (l)	600	770
2.750% due 08/15/2047 (l)(n)	6,008	7,849
2.875% due 05/15/2043 (l)(n)	1,637	2,139
2.875% due 05/15/2049 (l)	19,770	26,739
3.000% due 08/15/2048 (l)	12,712	17,478
3.125% due 02/15/2043 (l)	23,100	31,328
3.125% due 05/15/2048 (l)	3,103	4,348
4.375% due 11/15/2039	40	63
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (l)	980	1,201
0.875% due 01/15/2029	406	463
1.375% due 02/15/2044 (l)(n)	5,419	7,407
U.S. Treasury Notes
1.500% due 02/15/2030 (j)	6,800	7,351
1.625% due 08/15/2029 (j)	6,575	7,175
1.750% due 11/15/2029 (j)	2,135	2,357
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	500	434
0.000% due 08/15/2040 (d)	4,500	3,529
0.000% due 11/15/2040 (d)	12,200	9,512
0.000% due 08/15/2042 (d)	2,600	1,925
0.000% due 05/15/2043 (d)	5,800	4,205
0.000% due 11/15/2043 (d)	1,000	716
0.000% due 11/15/2044 (d)(l)	13,200	9,247
0.000% due 02/15/2045 (d)	200	139
0.000% due 05/15/2046 (d)(l)	8,700	5,941
0.000% due 08/15/2047 (d)	22,500	15,085
0.000% due 08/15/2048 (d)	700	463
Total U.S. Treasury Obligations (Cost $325,474)		401,975
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust 0.765% due 11/25/2045 •	1,102	994
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,225
5.122% due 08/10/2035 ~	700	742
Bear Stearns Adjustable Rate Mortgage Trust 3.737% due 01/25/2035 ~	3	3
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	823	829
4.023% due 03/25/2034 ~	47	46

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Credit Suisse Mortgage Capital Certificates 3.522% due 08/26/2058		1,570	1,619
Credit Suisse Mortgage Capital Trust
3.092% due 10/27/2059 ~		1,363	1,414
3.135% due 12/26/2059 ~		687	711
3.322% due 10/25/2058 ~		938	961
3.407% due 04/25/2043 ~		2,627	2,619
DBUBS Mortgage Trust 1.541% due 07/12/2044 •		167	168
Downey Savings & Loan Association Mortgage Loan Trust 3.773% due 07/19/2044 ~		30	28
GSMPS Mortgage Loan Trust 0.535% due 01/25/2036 •		1,026	830
IndyMac Mortgage Loan Trust
0.365% due 07/25/2047 •		98	75
0.375% due 04/25/2037 •		1,509	1,332
Merrill Lynch Mortgage Investors Trust 3.544% due 11/25/2035 •		651	627
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,479	1,554
4.500% due 05/25/2058 ~		286	310
RBSSP Resecuritization Trust 3.598% due 12/25/2035 ~		222	223
Structured Adjustable Rate Mortgage Loan Trust 3.765% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust
0.375% due 07/25/2046 ^•		45	35
0.405% due 05/25/2036 •		90	84
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 05/25/2034 •		973	821
0.605% due 06/25/2044 •		107	104
2.240% due 08/25/2046 •		550	492
2.981% due 01/25/2037 ^~		764	684
Wells Fargo Commercial Mortgage Trust 4.393% due 11/15/2043		301	301
Total Non-Agency Mortgage-Backed Securities (Cost $18,600)			18,838
ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust 1.055% due 01/25/2035 •		603	572
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		621	620
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		721	720
Countrywide Asset-Backed Certificates 0.655% due 04/25/2036 •		1,800	1,562
Countrywide Asset-Backed Certificates Trust 0.885% due 11/25/2035 •		1,272	1,266
Equifirst Loan Securitization Trust 0.355% due 04/25/2037 •		1,013	931
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		928	938
HSI Asset Securitization Corp. Trust 0.345% due 05/25/2037 •		166	163
IXIS Real Estate Capital Trust 0.815% due 02/25/2036 •		258	257
JPMorgan Mortgage Acquisition Corp. 0.890% due 09/25/2035 •		400	378
JPMorgan Mortgage Acquisition Trust
0.405% due 07/25/2036 •		1,403	1,399
0.635% due 11/25/2036 •		1,615	1,531
LCM LP 2.015% due 04/20/2028 •		600	587
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		1,576	1,615
Securitized Asset-Backed Receivables LLC Trust 0.425% due 03/25/2036 •		750	725
SLM Student Loan Trust 2.491% due 04/25/2023 •		70	68
Structured Asset Investment Loan Trust 0.335% due 06/25/2036 •		726	704
Towd Point Mortgage Trust
1.185% due 05/25/2058 •		331	330
1.185% due 10/25/2059 •		252	251
2.900% due 10/25/2059 ~		903	952
Total Asset-Backed Securities (Cost $15,210)			15,569
SOVEREIGN ISSUES 1.0%
Argentina Government International Bond 26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,287	11
Israel Government International Bond 3.875% due 07/03/2050		$900	1,072
Mexico Government International Bond 4.600% due 01/23/2046		534	553

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Peru Government International Bond
5.940% due 02/12/2029	PEN	1,300	424
6.350% due 08/12/2028		1,300	435
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		$700	702
Qatar Government International Bond
4.000% due 03/14/2029		1,000	1,153
4.500% due 04/23/2028		400	472
Saudi Government International Bond 4.625% due 10/04/2047		1,800	2,106
Spain Government International Bond 5.150% due 10/31/2044	EUR	700	1,459
Total Sovereign Issues (Cost $7,464)			8,387
		SHARES
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 0.9%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(f)(g)		400,000	466
Bank of America Corp. 4.300% due 01/28/2025 •(f)		1,900,000	1,699
JPMorgan Chase & Co.
3.616% due 10/01/2020 ~(f)		2,400,000	2,122
4.000% due 04/01/2025 •(f)		1,900,000	1,664
4.600% due 02/01/2025 •(f)		2,000,000	1,786
			7,737
UTILITIES 0.3%
AT&T, Inc. 2.875% due 03/02/2025 •(f)		2,100,000	2,245
Total Preferred Securities (Cost $10,943)			9,982
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (i) 0.1%			449
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	2,157	21
Total Short-Term Instruments (Cost $475)			470
Total Investments in Securities (Cost $851,928)			973,148
		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		339,577	3,348
Total Short-Term Instruments (Cost $3,348)			3,348
Total Investments in Affiliates (Cost $3,348)			3,348
Total Investments 118.5% (Cost $855,276)			$976,496
Financial Derivative Instruments (k)(m) 3.5%(Cost or Premiums, net $1,361)			28,873
Other Assets and Liabilities, net (22.0)%			(181,083)
Net Assets 100.0%			$824,286

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	7.500%	04/02/2032	02/11/2020	$7,320	$7,472	0.91%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$449	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(458)	$449	$449
Total Repurchase Agreements	$(458)	$449	$449
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.050%	05/20/2020	07/15/2020	$(8,244)	$(8,244)
0.200	06/29/2020	07/01/2020	(9,085)	(9,086)
JPS	0.060	06/15/2020	07/15/2020	(11,413)	(11,413)
0.060	06/18/2020	07/02/2020	(1,695)	(1,695)
0.060	06/22/2020	07/06/2020	(8,172)	(8,172)
0.140	06/23/2020	07/07/2020	(7,369)	(7,370)
0.210	05/18/2020	08/18/2020	(5,292)	(5,293)
Total Reverse Repurchase Agreements	$(51,273)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	0.020%	06/29/2020	07/06/2020	$(2,362)	$(2,362)
GSC	0.080	06/26/2020	07/06/2020	(44,158)	(44,159)
TDM	0.210	06/29/2020	07/02/2020	(125)	(125)
UBS	0.200	05/08/2020	07/08/2020	(1,231)	(1,231)
0.200	05/20/2020	07/20/2020	(1,959)	(1,959)
Total Sale-Buyback Transactions	$(49,836)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Ginnie Mae, TBA						4.000%	07/01/2050	$900	$(958)	$(954)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2050	1,700	(1,786)	(1,788)
Total Short Sales (0.3)%									$(2,744)	$(2,742)
(j)								Securities with an aggregate market value of $101,006 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(85,366) at a weighted average interest rate of 0.230%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)								Payable for sale-buyback transactions includes $(1) of deferred price drop.
(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
90-Day Eurodollar December Futures				12/2020	175	$43,623	$505		$2	$0
90-Day Eurodollar March Futures				03/2021	77	19,212	95		1	0
E-mini S&P 500 Index September Futures				09/2020	2,452	378,859	2,191		5,210	0
Euro-Bund 10-Year Bond September Futures				09/2020	40	7,933	50		0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2020	61	13,308	(4)		0	(63)
							$2,837		$5,213	$(71)
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 10-Year Note September Futures				09/2020	48	$(6,680)	$(18)		$8	$0
U.S. Treasury 30-Year Bond September Futures				09/2020	246	(43,926)	30		115	0
							$12		$123	$0
Total Futures Contracts							$2,849		$5,336	$(71)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2023	0.571%	$1,100	$5	$12	$17	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2020	0.610	4,100	27	(18)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.996	1,300	(5)	6	1	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	1.079	1,500	24	(29)	(5)	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.108	700	13	0	13	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.824	500	1	3	4	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	600	(27)	17	(10)	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	300	0	(6)	(6)	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	2,100	(33)	(28)	(61)	9	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.552	1,100	16	(11)	5	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.470	400	7	2	9	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	0.896	300	1	0	1	0	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.505	200	3	1	4	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268	EUR	1,000	(166)	7	(159)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.201		$1,400	22	6	28	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2023	0.969	EUR	500	2	(1)	1	0	(1)
							$(110)	$(39)	$(149)	$15	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly		12/20/2024		$1,840	$(122)	$131	$9	$0	$(14)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly		12/20/2024		$372	$(16)	$3	$(13)	$1	$0
CDX.EM-33 5-Year Index	1.000	Quarterly		06/20/2025		665	(74)	43	(31)	1	0
CDX.IG-33 5-Year Index	1.000	Quarterly		12/20/2024		4,630	68	(13)	55	5	0
CDX.IG-33 10-Year Index	1.000	Quarterly		12/20/2029		47,000	(160)	(266)	(426)	77	0
CDX.IG-34 5-Year Index	1.000	Quarterly		06/20/2025		4,500	(75)	127	52	6	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly		06/20/2025	EUR	900	14	3	17	3	0
							$(243)	$(103)	$(346)	$93	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	11,400	$(314)	$(34)	$(348)	$0	$(1)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	10,500	0	167	167	0	(7)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		10,500	92	194	286	0	(8)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,000	(78)	148	70	0	(3)
Pay	3-Month USD-LIBOR	3.060	Semi-Annual	12/07/2023		$1,200	10	108	118	0	0
Pay	3-Month USD-LIBOR	1.660	Semi-Annual	12/31/2024		1,600	(2)	100	98	0	(1)
Pay	3-Month USD-LIBOR	3.180	Semi-Annual	10/15/2028		800	(3)	179	176	0	(1)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050	GBP	400	(2)	(12)	(14)	0	(2)
Pay	UKRPI	3.695	Maturity	12/15/2028		400	0	39	39	0	(2)
Pay	UKRPI	3.718	Maturity	12/15/2028		400	0	41	41	0	(2)
Pay	UKRPI	3.585	Maturity	10/15/2046		150	0	71	71	0	(3)
							$(297)	$1,001	$704	$0	$(30)
Total Swap Agreements							$(772)	$990	$218	$108	$(45)
(l)	Securities with an aggregate market value of $41,186 and cash of $2,034 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2020		$77	RUB	5,997		$7	$0
	08/2020		75		5,174		0	(2)
BPS	07/2020		632	EUR	563		0	0
	07/2020		536	RUB	37,206		0	(15)
	08/2020		34		2,364		0	(1)
CBK	07/2020	CAD	2,337		$1,705		0	(16)
	08/2020		$129	RUB	8,867		0	(5)
	09/2020	PEN	3,014		$889		39	0
GLM	07/2020		$307	RUB	23,209		19	0
	08/2020		111		7,701		0	(3)
HUS	07/2020	GBP	3,000		$3,719		2	0
	07/2020		$255	RUB	17,802		0	(6)
	09/2020		1	PLN	6		0	0
JPM	08/2020		1,442	NOK	14,790		95	0
	08/2020		64	RUB	4,447		0	(2)
MYI	09/2020		2	PLN	7		0	0
SCX	07/2020	EUR	12,557		$13,976		0	(132)
	08/2020		11,994		13,481		0	(4)
UAG	07/2020		$462	RUB	32,957		7	(7)
	08/2020		81		5,778		0	(1)
Total Forward Foreign Currency Contracts							$169	$(194)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.320%	01/18/2021	2,300	$79	$14
	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860	02/26/2021	1,100	67	31
Total Purchased Options							$146	$45
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index		Sell	93.000%	08/19/2020	800	$(8)	$(10)
	Call - OTC CDX.HY-34 5-Year Index		Buy	104.000	08/19/2020	800	(3)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,000	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,000	(4)	(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	2,000	(3)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	1,800	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	1,800	(4)	(4)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	2,100	(1)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	1,000	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	2,100	(4)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	1,000	(1)	(2)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	92.000	08/19/2020	900	(7)	(10)
	Call - OTC CDX.HY-34 5-Year Index		Buy	105.000	08/19/2020	900	(4)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	1,600	(1)	(1)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	1,500	(1)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	1,600	(2)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	1,500	(2)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,500	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,500	(4)	(4)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	3,000	(3)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	3,000	(7)	(6)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	1,800	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	1,800	(3)	(3)
GST	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	1,000	(1)	(1)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	2,300	(2)	(5)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,300	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,300	(4)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	900	(1)	(1)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	2,600	(2)	(5)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	3,400	(3)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	3,400	(6)	(5)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,400	(2)	(3)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	2,400	(6)	(5)
$(98)	$(96)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210%	01/15/2021	4,100	$(38)	$(1)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.780	02/26/2021	3,000	(63)	(21)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.210	01/15/2021	4,900	(46)	(1)
$(147)	$(23)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	$100.422	08/06/2020	1,300	$(11)	$(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	600	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.219	08/06/2020	500	(2)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,400	(6)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,200	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	500	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	2,100	(18)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	800	(6)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	2,300	(11)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,200	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	800	(3)	(1)
$(78)	$(27)
Total Written Options	$(323)	$(146)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.654%	$800	$(8)	$11	$3	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.120	400	(15)	19	4	0
China Government International Bond	1.000	Quarterly	12/20/2021	0.153	1,400	(3)	21	18	0
Italy Government International Bond	1.000	Quarterly	06/20/2021	0.654	600	(4)	6	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	100	(2)	1	0	(1)
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.820	400	(2)	5	3	0
Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.948	400	(11)	12	1	0
Italy Government International Bond	1.000	Quarterly	06/20/2021	0.654	700	(6)	9	3	0
Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.059	800	(2)	1	0	(1)
Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.628	800	12	1	13	0
State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.619	300	4	1	5	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.317	100	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.289	100	(2)	1	0	(1)
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.602	1,500	9	3	12	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.208	300	(4)	2	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	300	(3)	(3)	0	(6)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	1,800	(75)	(46)	0	(121)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

HUS	Mexico Government International Bond		1.000	Quarterly	12/20/2023	1.191	500	(8)	5	0	(3)
	Mexico Government International Bond		1.000	Quarterly	06/20/2024	1.289	300	(4)	1	0	(3)
MYC	Colombia Government International Bond		1.000	Quarterly	12/20/2022	0.968	300	(5)	5	0	0
	Mexico Government International Bond		1.000	Quarterly	12/20/2024	1.444	1,200	(7)	(16)	0	(23)
UAG	Avolon Holdings Ltd. «		5.000	Quarterly	07/01/2020		1,800	105	(102)	3	0
								$(32)	$(63)	$67	$(162)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%			5.000%	Quarterly	12/20/2021	$900	$73	$(29)	$44	$0
CBK	CDX.HY-27 5-Year Index 25-35%			5.000	Quarterly	12/20/2021	700	59	(25)	34	0
	CDX.HY-33 5-Year Index 35-100%			5.000	Quarterly	12/20/2024	8,292	1,381	(54)	1,327	0
GST	CDX.HY-27 5-Year Index 25-35%			5.000	Quarterly	12/20/2021	2,900	273	(133)	140	0
	CDX.HY-29 5-Year Index 25-35%			5.000	Quarterly	12/20/2022	100	14	(9)	5	0
	CDX.HY-31 5-Year Index 25-35%			5.000	Quarterly	12/20/2023	300	35	(28)	7	0
JPM	CDX.HY-27 5-Year Index 25-35%			5.000	Quarterly	12/20/2021	600	58	(29)	29	0
	CDX.HY-29 5-Year Index 25-35%			5.000	Quarterly	12/20/2022	2,700	436	(300)	136	0
	CDX.HY-31 5-Year Index 25-35%			5.000	Quarterly	12/20/2023	100	13	(11)	2	0
								$2,342	$(618)	$1,724	$0
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	6,893	0.706% (3-Month USD-LIBOR plus a specified spread)	Quarterly	08/05/2020	$40,977	$0	$2,759	$2,759	$0
BPS	Receive	S&P 500 Total Return Index	4,349	1.305% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/16/2020	24,700	0	2,856	2,856	0
	Receive	S&P 500 Total Return Index	7,175	1.565% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/07/2020	45,573	0	(156)	0	(156)
	Receive	S&P 500 Total Return Index	1,516	0.726% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/14/2020	9,012	0	606	606	0
CBK	Receive	S&P 500 Total Return Index	3,374	(0.001)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	09/16/2020	21,187	0	244	244	0
	Receive	S&P 500 Total Return Index	4,085	1.252% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	25,947	0	(65)	0	(65)
	Receive	S&P 500 Total Return Index	7,625	1.115% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/15/2021	43,392	0	4,948	4,948	0
FAR	Receive	S&P 500 Total Return Index	1,416	0.911% (3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020	7,943	0	1,035	1,035	0
	Receive	S&P 500 Total Return Index	8,734	1.098% (3-Month USD-LIBOR plus a specified spread)	Quarterly	04/21/2021	49,894	0	5,485	5,485	0
FBF	Receive	S&P 500 Total Return Index	10,298	0.461% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/03/2021	64,013	0	1,373	1,373	0
HUS	Receive	S&P 500 Total Return Index	2,043	1.085% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	11,603	0	1,347	1,347	0
	Receive	S&P 500 Total Return Index	3,424	0.473% (3-Month USD-LIBOR plus a specified spread)	Quarterly	05/19/2021	20,790	0	947	947	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Receive	S&P 500 Total Return Index	5,598	0.373% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/09/2021	34,629	0	922	922	0
Receive	S&P 500 Total Return Index	4,796	0.396% (3-Month USD-LIBOR plus a specified spread)	Quarterly	06/23/2021	30,718	0	(259)	0	(259)
							$0	$22,042	$22,522	$(480)
Total Swap Agreements							$2,310	$21,361	$24,313	$(642)
(n)

Securities with an aggregate market value of $460 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments					$0	$5,428	$1,508		$6,936
Corporate Bonds & Notes
Banking & Finance					0	126,012	0		126,012
Industrials					0	177,205	0		177,205
Utilities					0	63,131	0		63,131
Municipal Bonds & Notes
California					0	5,389	0		5,389
Georgia					0	3,526	0		3,526
New York					0	556	0		556
Ohio					0	2,773	0		2,773
West Virginia					0	86	0		86
U.S. Government Agencies					0	132,313	0		132,313
U.S. Treasury Obligations					0	401,975	0		401,975
Non-Agency Mortgage-Backed Securities					0	18,838	0		18,838
Asset-Backed Securities					0	15,569	0		15,569
Sovereign Issues					0	8,387	0		8,387
Preferred Securities
Banking & Finance					0	7,737	0		7,737
Utilities					0	2,245	0		2,245
Short-Term Instruments
Repurchase Agreements					0	449	0		449
Argentina Treasury Bills					0	21	0		21
					$0	$971,640	$1,508		$973,148
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$3,348	$0	$0		$3,348
Total Investments					$3,348	$971,640	$1,508		$976,496
Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(2,742)	$0		$(2,742)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					5,336	108	0		5,444
Over the counter					0	24,524	3		24,527
					$5,336	$24,632	$3		$29,971
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(71)	(45)	0		(116)
Over the counter					0	(982)	0		(982)
					$(71)	$(1,027)	$0		$(1,098)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2020 (Unaudited)

Total Financial Derivative Instruments	$5,265	$23,605	$3	$28,873
Totals	$8,613	$992,503	$1,511	$1,002,627

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$995
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		1,633	1,574
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		3,200	3,196
Total Loan Participations and Assignments (Cost $5,828)			5,765
CORPORATE BONDS & NOTES 14.0%
BANKING & FINANCE 10.9%
Ally Financial, Inc. 7.500% due 09/15/2020		1,581	1,597
Banco del Estado de Chile 4.125% due 10/07/2020		8,769	8,819
Barclays Bank PLC 10.179% due 06/12/2021		11,141	12,050
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		3,019	2,993
7.125% due 06/15/2025 •(g)(h)	GBP	500	614
8.000% due 12/15/2020 •(g)(h)	EUR	500	565
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		$3,091	3,084
3.200% due 10/21/2026		647	710
Cooperatieve Rabobank UA 2.500% due 01/19/2021		1,509	1,527
Credit Suisse Group AG 7.250% due 09/12/2025 •(g)(h)		1,078	1,108
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		250	276
Deutsche Bank AG
1.599% (US0003M + 1.230%) due 02/27/2023 ~		4,241	4,079
4.250% due 10/14/2021		5,750	5,903
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,078	1,208
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,006	1,174
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$2,085	2,068
3.087% due 01/09/2023		300	286
3.550% due 10/07/2022		1,006	980
3.937% (US0003M + 2.550%) due 01/07/2021 ~		500	493
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		2,300	2,307
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		575	571
2.873% (US0003M + 1.500%) due 01/05/2022 ~		1,438	1,459
4.292% due 09/12/2026 •		791	881
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		500	497
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		2,875	2,880
1.933% (US0003M + 0.890%) due 07/23/2024 ~		2,588	2,593
2.250% (US0003M + 1.230%) due 10/24/2023 ~		72	73
3.125% due 01/23/2025		647	706
3.797% due 07/23/2024 •		1,006	1,091
3.900% due 07/15/2025		503	571
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		791	815
7.500% due 09/27/2025 •(g)(h)		2,731	2,835
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		1,509	1,567
Nationwide Building Society 4.363% due 08/01/2024 •		1,294	1,401
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		503	493
2.650% due 07/13/2022		1,222	1,204
3.650% due 09/21/2021		431	432
Royal Bank of Scotland Group PLC
1.750% due 03/02/2026 •	EUR	359	414
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$1,653	1,655

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

4.519% due 06/25/2024 •		1,006	1,094
4.892% due 05/18/2029 •		300	354
7.500% due 08/10/2020 •(g)(h)		575	577
8.000% due 08/10/2025 •(g)(h)		600	664
8.625% due 08/15/2021 •(g)(h)		575	599
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		647	713
4.796% due 11/15/2024 •		1,797	1,989
Santander UK PLC 2.875% due 06/18/2024		1,509	1,610
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		2,013	2,018
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (d)		8,553	2,782
UBS AG
4.750% due 02/12/2026 •(h)	EUR	200	230
5.125% due 05/15/2024 (h)		$1,653	1,799
7.625% due 08/17/2022 (h)		600	669
UBS Group AG 1.342% (US0003M + 0.950%) due 08/15/2023 ~		2,803	2,808
Wells Fargo & Co. 3.000% due 04/22/2026		934	1,021
			92,906
INDUSTRIALS 1.7%
AbbVie, Inc.
3.250% due 10/01/2022		900	942
5.000% due 12/15/2021		1,100	1,155
BAT Capital Corp. 3.222% due 08/15/2024		72	77
BAT International Finance PLC 3.950% due 06/15/2025		647	714
Charter Communications Operating LLC
4.464% due 07/23/2022		575	613
4.908% due 07/23/2025		1,150	1,320
Comcast Corp. 3.950% due 10/15/2025		835	958
CSN Resources S.A. 7.625% due 02/13/2023		250	233
CVS Pass-Through Trust 6.943% due 01/10/2030		566	649
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		1,330	1,315
General Motors Co. 1.274% (US0003M + 0.800%) due 08/07/2020 ~		1,689	1,689
Imperial Brands Finance PLC
3.125% due 07/26/2024		400	416
3.500% due 07/26/2026		200	214
Kraft Heinz Foods Co.
5.000% due 07/15/2035		72	79
5.200% due 07/15/2045		144	156
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		503	504
Reynolds American, Inc. 4.000% due 06/12/2022		72	76
Sasol Financing USA LLC 5.875% due 03/27/2024		600	537
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	6,620	61
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		$2,731	2,836
3.375% due 11/30/2021		431	444
			14,988
UTILITIES 1.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		4,816	4,841
1.498% (US0003M + 1.180%) due 06/12/2024 ~		3,019	3,026
2.169% (US0003M + 0.950%) due 07/15/2021 ~		3,163	3,189
Petrobras Global Finance BV 5.093% due 01/15/2030		968	966
			12,022
Total Corporate Bonds & Notes (Cost $116,962)			119,916
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		505	909
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011 8.070% due 09/01/2036		1,960	1,983

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	360	605
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010 6.971% due 08/01/2035	70	70
		3,567
ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	290	400
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	110	119
		519
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	30	30
TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010 6.731% due 07/01/2043	70	107
WASHINGTON 0.4%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	2,590	3,129
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	160	161
Total Municipal Bonds & Notes (Cost $6,430)		7,513
U.S. GOVERNMENT AGENCIES 35.0%
Fannie Mae
0.518% due 09/25/2042 •	26	26
0.535% due 07/25/2037 •	52	52
0.565% due 07/25/2037 •	90	90
0.585% due 09/25/2035 •	209	209
0.595% due 09/25/2035 •	390	391
0.785% due 01/25/2051 •	98	99
0.905% due 06/25/2037 •	698	708
3.234% due 09/01/2035 •	11	11
3.461% due 11/01/2035 •	2	2
3.738% due 12/01/2033 •	2	2
3.776% due 06/01/2035 •	7	8
3.819% due 12/01/2033 •	7	7
3.851% due 06/01/2034 •	25	26
3.878% due 06/01/2035 •	7	7
3.890% due 07/01/2021	1,662	1,693
4.000% due 04/25/2041	13,561	14,735
4.105% due 07/01/2035 •	3	3
Freddie Mac
0.565% due 03/15/2037 •	698	698
0.885% due 08/15/2037 •	954	970
0.895% due 10/15/2037 •	164	166
0.905% due 05/15/2037 - 09/15/2037 •	1,104	1,117
3.231% due 06/01/2035 •	14	15
3.930% due 11/01/2034 •	10	10
4.000% due 01/01/2048 - 03/01/2049	467	497
5.000% due 05/01/2023 - 01/01/2039	1,480	1,691
5.500% due 01/01/2035 - 03/01/2039	286	327
6.000% due 08/01/2027 - 12/01/2037	102	115
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	5,258	5,973
6.000% due 07/15/2037 - 08/15/2037	36	40
Ginnie Mae, TBA 5.000% due 07/01/2050	6,000	6,518
Small Business Administration
4.430% due 05/01/2029	158	170
5.520% due 06/01/2024	1	1
Uniform Mortgage-Backed Security
3.500% due 01/01/2048 - 07/01/2048	31,255	32,956
4.000% due 01/01/2025 - 06/01/2049	5,365	5,795
4.500% due 05/01/2023 - 02/01/2044	15,287	16,998
5.000% due 11/01/2025 - 01/01/2029	61	67
5.500% due 11/01/2021 - 09/01/2041	8,135	9,273
6.000% due 03/01/2021 - 05/01/2041	5,647	6,581
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050	58,300	60,646
3.000% due 09/01/2050	51,200	53,742
3.500% due 08/01/2050	49,200	51,749
4.000% due 07/01/2050	9,000	9,537

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 07/01/2050	15,000	16,393
Total U.S. Government Agencies (Cost $293,607)		300,114
U.S. TREASURY OBLIGATIONS 65.1%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,653	2,159
3.000% due 08/15/2048	503	692
3.000% due 02/15/2049	18,285	25,237
4.375% due 05/15/2040	11,085	17,522
4.625% due 02/15/2040	6,613	10,727
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (k)	16,372	16,628
0.375% due 07/15/2023	21,703	22,625
0.625% due 07/15/2021	5,807	5,915
0.625% due 02/15/2043	654	771
1.000% due 02/15/2046	3,345	4,333
1.000% due 02/15/2048	7,620	10,094
1.000% due 02/15/2049 (k)	2,079	2,780
1.375% due 02/15/2044	3,243	4,432
U.S. Treasury Notes
3.000% due 09/30/2025 (o)	29,500	33,616
1.625% due 02/15/2026 (o)	2,697	2,886
1.750% due 12/31/2024 (m)(o)	9,200	9,817
1.875% due 08/31/2022 (m)	57,045	59,159
2.000% due 07/31/2022 (k)(m)	82,826	86,002
2.375% due 05/15/2029 (k)(o)	5,200	6,002
2.625% due 12/31/2025 (o)	10,574	11,886
2.625% due 02/15/2029 (k)	163,600	191,728
3.000% due 10/31/2025 (o)	28,231	32,215
Total U.S. Treasury Obligations (Cost $495,961)		557,226
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
Adjustable Rate Mortgage Trust 0.385% due 08/25/2036 •	898	902
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	2	2
Banc of America Funding Trust
3.540% due 06/25/2034 ~	4	4
4.012% due 05/25/2035 ~	3	3
Banc of America Mortgage Trust
3.885% due 07/25/2035 ^~	336	321
4.292% due 05/25/2033 ~	8	8
Bear Stearns Adjustable Rate Mortgage Trust
3.936% due 11/25/2034 ~	30	28
4.161% due 12/25/2035 ~	9	9
4.332% due 11/25/2034 ~	6	5
Bear Stearns ALT-A Trust
0.625% due 04/25/2035 •	252	252
3.715% due 10/25/2035 ^~	1,294	1,191
3.736% due 09/25/2035 ^~	555	436
Chase Mortgage Finance Trust
3.683% due 12/25/2035 ^~	336	325
4.058% due 09/25/2036 ^~	245	214
6.000% due 12/25/2036	182	126
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	7	7
4.380% due 10/25/2035 •	4	4
Countrywide Alternative Loan Trust
0.355% due 11/25/2036 •	740	754
0.375% due 09/25/2046 ^•	1,324	1,208
0.465% due 02/25/2037 •	139	120
5.500% due 07/25/2035 ^	5	4
6.000% due 05/25/2037 ^	1,695	963
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~	16	15
3.711% due 02/20/2036 ^•	5	4
3.819% due 11/25/2034 ~	290	283
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.515% due 02/25/2036 •	3,061	2,878
Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.401% due 12/13/2028	4,541	4,582
GSR Mortgage Loan Trust
4.065% due 09/25/2035 ~	8	8
4.097% due 11/25/2035 ~	10	9
4.232% due 11/25/2035 ^~	588	554
6.000% due 02/25/2036 ^	4,905	3,298
6.000% due 07/25/2037 ^	1,288	1,152
HarborView Mortgage Loan Trust
0.364% due 12/19/2036 ^•	193	170
0.434% due 12/19/2036 ^•	2,651	2,375
0.634% due 05/19/2035 •	9	8
0.674% due 06/19/2035 •	1,328	1,299
3.256% due 06/19/2036 ^~	1,054	675

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	4,970	6,157
IndyMac Mortgage Loan Trust
0.365% due 02/25/2037 ^•		$1,489	1,367
3.595% due 06/25/2036 ~		2,527	2,229
JPMorgan Alternative Loan Trust 3.706% due 05/25/2036 ^~		1,326	936
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		97	98
3.626% due 10/25/2036 ~		124	105
3.774% due 02/25/2035 ~		2	2
3.945% due 10/25/2036 ^~		734	632
5.750% due 01/25/2036 ^		30	22
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		1,138	1,150
MASTR Adjustable Rate Mortgages Trust 2.721% due 07/25/2035 ^~		209	190
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.625% due 12/15/2030 •		34	32
0.665% due 06/15/2030 •		1	1
Merrill Lynch Alternative Note Asset Trust 0.485% due 03/25/2037 •		1,356	525
Merrill Lynch Mortgage Investors Trust
0.395% due 02/25/2036 •		21	20
0.435% due 11/25/2035 •		20	19
3.603% due 05/25/2033 ~		21	21
4.063% due 09/25/2035 ^~		635	571
Mortgage Equity Conversion Asset Trust 0.680% due 05/25/2042 •		2,143	2,027
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		48	33
Prime Mortgage Trust 6.000% due 06/25/2036 ^		617	598
Residential Accredit Loans, Inc. Trust
0.335% due 02/25/2037 •		1,245	1,073
0.355% due 01/25/2037 •		2,350	2,063
0.365% due 07/25/2036 •		3,812	2,136
0.370% due 08/25/2036 •		2,440	2,144
0.375% due 07/25/2036 •		2,306	2,180
0.375% due 09/25/2036 ^•		3,989	3,539
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 10/25/2035 •		23	23
2.904% due 01/25/2035 ^•		21	19
3.765% due 02/25/2034 ~		14	14
Structured Asset Mortgage Investments Trust 0.465% due 02/25/2036 ^•		13	12
Thornburg Mortgage Securities Trust 1.815% due 06/25/2047 ^•		1,143	970
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	2,510	3,111
WaMu Mortgage Pass-Through Certificates Trust
2.240% due 10/25/2046 •		$104	92
2.704% due 11/25/2042 •		3	3
3.649% due 02/25/2037 ^~		392	349
Wells Fargo Mortgage-Backed Securities Trust 4.334% due 12/25/2036 ^~		597	548
Total Non-Agency Mortgage-Backed Securities (Cost $58,220)			59,207
ASSET-BACKED SECURITIES 14.8%
Accredited Mortgage Loan Trust 0.655% due 09/25/2035 •		1,934	1,917
ACE Securities Corp. Home Equity Loan Trust 0.245% due 10/25/2036 •		10	5
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •		1,438	1,421
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •		1,613	1,967
0.425% due 06/25/2047 •		4,919	4,852
Citigroup Mortgage Loan Trust
0.345% due 12/25/2036 •		1,045	698
0.365% due 01/25/2037 •		6,773	5,428
0.385% due 05/25/2037 •		4,095	3,146
Citigroup Mortgage Loan Trust, Inc. 1.085% due 09/25/2035 ^•		2,588	2,378
Countrywide Asset-Backed Certificates
0.325% due 04/25/2047 •		1,393	1,342
0.335% due 05/25/2037 •		960	952
0.365% due 06/25/2047 •		564	560
0.455% due 03/25/2036 •		1,699	1,472
Fieldstone Mortgage Investment Trust 0.375% due 05/25/2036 •		2,107	1,585
First Franklin Mortgage Loan Trust
0.325% due 09/25/2036 •		1,292	1,279
0.345% due 04/25/2036 •		153	146
0.920% due 09/25/2035 •		56	57

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

Fremont Home Loan Trust
0.345% due 08/25/2036 •		15,098	5,949
1.235% due 11/25/2034 •		7,613	7,429
GSAMP Trust
0.235% due 12/25/2046 •		2,491	1,449
0.335% due 12/25/2046 •		8,516	5,053
0.415% due 01/25/2037 •		4,109	3,234
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		174	174
HSI Asset Securitization Corp. Trust 0.345% due 05/25/2037 •		1,221	1,197
Long Beach Mortgage Loan Trust
0.335% due 05/25/2036 •		945	639
0.405% due 02/25/2036 •		4,794	4,611
0.455% due 05/25/2046 •		5,276	2,468
0.745% due 10/25/2034 •		7	6
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •		257	251
MASTR Asset-Backed Securities Trust
0.235% due 01/25/2037 •		19,115	6,390
0.395% due 05/25/2037 •		4,738	4,470
0.765% due 12/25/2035 •		1,255	1,240
Merrill Lynch Mortgage Investors Trust 0.435% due 07/25/2037 •		2,913	1,038
Morgan Stanley ABS Capital, Inc. Trust
0.275% due 01/25/2037 •		2,436	1,361
0.315% due 02/25/2037 •		6,288	3,804
0.320% due 11/25/2036 •		8,030	5,698
0.345% due 09/25/2036 •		9,880	5,236
0.395% due 01/25/2037 •		3,512	1,999
0.435% due 04/25/2036 •		4,092	3,125
2.085% due 02/25/2047 •		2,164	1,915
Morgan Stanley Home Equity Loan Trust 0.285% due 12/25/2036 •		3,647	2,003
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		279	278
Option One Mortgage Loan Trust 0.325% due 01/25/2037 •		2,293	1,515
Popular ABS Mortgage Pass-Through Trust 0.515% due 07/25/2036 •		6,325	5,779
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		5,170	2,712
Residential Asset Securities Corp. Trust 0.335% due 08/25/2036 •		1,259	1,226
Securitized Asset-Backed Receivables LLC Trust
0.265% due 08/25/2036 •		1,705	699
0.425% due 07/25/2036 •		1,640	912
1.145% due 01/25/2036 ^•		3,751	3,131
SG Mortgage Securities Trust 0.325% due 10/25/2036 •		2,511	2,251
Soundview Home Loan Trust 1.085% due 10/25/2037 •		5,788	4,835
Structured Asset Investment Loan Trust 0.495% due 01/25/2036 •		1,481	1,314
Structured Asset Securities Corp. Mortgage Loan Trust
0.320% due 07/25/2036 •		1,109	1,068
0.355% due 12/25/2036 •		553	534
0.505% due 05/25/2037 •		275	275
Total Asset-Backed Securities (Cost $122,786)			126,473
SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
3.750% due 12/31/2038 ^(a)		5,643	2,239
5.875% due 01/11/2028 ^(a)		2,731	1,105
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	5,009	43
Brazil Government International Bond 4.750% due 01/14/2050		$2,809	2,646
Israel Government International Bond 4.125% due 01/17/2048		575	715
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	3,820,262	35,257
0.100% due 03/10/2029 (f)		642,596	5,948
Saudi Government International Bond
4.000% due 04/17/2025		$1,438	1,598
4.500% due 10/26/2046		200	231

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

5.000% due 04/17/2049		519	644
Total Sovereign Issues (Cost $53,884)			50,426
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		24,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 10.000% due 07/30/2020 (g)(i)		1,100	1,111
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)		882,000	805
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		518,000	621
Total Preferred Securities (Cost $2,609)			2,537
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.2%			2,041
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
25.270% due 07/31/2020 - 10/29/2020 (c)(d)	ARS	30,310	305
30.365% due 08/28/2020 ~		25,105	242
32.786% due 09/18/2020 ~		21,300	203
			750
U.S. TREASURY BILLS 0.0%
0.142% due 09/24/2020 (d)(e)(k)		$261	261
Total Short-Term Instruments (Cost $3,028)			3,052
Total Investments in Securities (Cost $1,159,315)			1,232,229
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		10,640	105
Total Short-Term Instruments (Cost $104)			105
Total Investments in Affiliates (Cost $104)			105
Total Investments 143.9% (Cost $1,159,419)			$1,232,334
Financial Derivative Instruments (l)(n) (4.3)%(Cost or Premiums, net $(9,232))			(36,930)
Other Assets and Liabilities, net (39.6)%			(339,239)
Net Assets 100.0%			$856,165

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	09/30/2010	$1,133	$1,111	0.13%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,041	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(2,082)	$2,041	$2,041
Total Repurchase Agreements	$(2,082)	$2,041	$2,041
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2020	07/01/2020	$(4,280)	$(4,280)
0.210	06/15/2020	07/16/2020	(2,307)	(2,308)
0.210	06/16/2020	07/22/2020	(11,069)	(11,069)
BSN	0.240	04/23/2020	07/09/2020	(44,604)	(44,625)
IND	0.200	06/12/2020	07/13/2020	(2,652)	(2,652)
JPS	0.180	06/30/2020	07/02/2020	(33,062)	(33,062)
Total Reverse Repurchase Agreements	$(97,996)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	0.200%	05/08/2020	07/08/2020	$(82,804)	$(82,829)
Total Sale-Buyback Transactions	$(82,829)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$16,600	$(17,609)	$(17,599)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2050	400	(432)	(430)
Total U.S. Government Agencies	(18,041)	(18,029)
Sovereign Issues (1.3)%
Canada Government International Bond	2.750%	12/01/2048	CAD	10,600	(10,915)	(11,238)
Total Short Sales (3.4)%	$(28,956)	$(29,267)
(k)	Securities with an aggregate market value of $180,499 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(237,649) at a weighted average interest rate of 0.229%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(3)	Payable for short sales includes $30 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	10	$1,983	$18	$0	$(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	143	31,196	(132)	0	(148)
$(114)	$0	$(150)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	09/2020	988	$(152,656)	$(3,736)	$0	$(2,100)
U.S. Treasury 2-Year Note September Futures	09/2020	1,751	(386,670)	(90)	0	(27)
U.S. Treasury 5-Year Note September Futures	09/2020	1,890	(237,653)	(532)	59	0
U.S. Treasury 10-Year Note September Futures	09/2020	603	(83,921)	(246)	94	0
U.S. Treasury 30-Year Bond September Futures	09/2020	1,315	(234,810)	(641)	617	0
United Kingdom Long Gilt September Futures	09/2020	52	(8,869)	7	10	(14)
$(5,238)	$780	$(2,141)
Total Futures Contracts	$(5,352)	$780	$(2,291)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-32 5-Year Index	(1.000)%	Quarterly	06/20/2024	$9,100	$(193)	$87	$(106)	$0	$(6)
CDX.IG-34 5-Year Index	(1.000)	Quarterly	06/20/2025	303,400	1,421	(4,967)	(3,546)	0	(389)
$1,228	$(4,880)	$(3,652)	$0	$(395)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$4,186	$251	$(242)	$9	$24	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	2,280	(12)	(2)	(14)	17	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	18,600	327	26	353	58	0
$566	$(218)	$348	$99	$0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	76,100	$(461)	$2,900	$2,439	$0	$(44)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		11,600	156	2,734	2,890	0	(54)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		$66,000	(769)	(254)	(1,023)	0	(1)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(190)	7,375	7,185	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		335,300	(10,867)	(4,656)	(15,523)	146	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		354,000	(9,688)	(6,692)	(16,380)	142	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027		139,400	3,027	4,611	7,638	0	(154)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		4,000	67	(664)	(597)	5	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		16,800	640	(2,939)	(2,299)	24	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		53,400	(156)	(5,149)	(5,305)	102	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		102,200	2,637	3,547	6,184	0	(211)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		170,800	7,436	2,915	10,351	0	(410)
Receive	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		900	79	(438)	(359)	8	0
Receive(5)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	10,900	0	(761)	(761)	0	(14)
Receive(5)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045		59,000	(401)	(4,084)	(4,485)	0	(79)
Pay(5)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055		13,000	0	949	949	0	(5)
Pay(5)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055		63,800	490	4,526	5,016	0	(25)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	4,400,000	(1,413)	183	(1,230)	38	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(168)	(411)	(579)	30	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		3,700	281	1,092	1,373	0	(75)
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	3,400	4	206	210	0	(17)
Pay	UKRPI	3.593	Maturity	11/15/2028		4,300	79	265	344	0	(22)
Pay	UKRPI	3.595	Maturity	11/15/2028		14,400	249	908	1,157	0	(73)
Pay	UKRPI	3.603	Maturity	11/15/2028		4,400	88	272	360	0	(22)
Pay	UKRPI	3.480	Maturity	01/15/2030		7,100	8	244	252	0	(45)
Pay	UKRPI	3.415	Maturity	02/15/2030		3,100	0	60	60	0	(21)
							$(8,872)	$6,739	$(2,133)	$495	$(1,276)
Total Swap Agreements							$(7,078)	$1,641	$(5,437)	$594	$(1,671)
(m)	Securities with an aggregate market value of $24,776 and cash of $1,169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		07/2020			$9,918		JPY	1,059,702	$0		$(103)
		07/2020			3,170		ZAR	60,193	297		0
		08/2020		JPY	1,059,702			$9,922	103		0
		08/2020		RUB	24,920			359	11		0
		08/2020			$422		EUR	387	13		0
		09/2020		CNH	5,001			$698	0		(6)
		09/2020		TWD	195,160			6,691	0		(15)
		09/2020			$428		TWD	12,650	6		0
BPS		07/2020		BRL	23,921			$4,464	65		0
		07/2020		RUB	154,014			2,227	67		0
		07/2020		TWD	148,915			5,057	0		(21)
		07/2020			$4,368		BRL	23,921	30		0
CBK		07/2020			62		COP	223,595	0		(3)
		07/2020			3,344		ZAR	61,596	203		0
		07/2020		ZAR	144,799			$7,748	0		(591)
DUB		07/2020		BRL	23,921			4,368	0		(30)
		07/2020			$4,535		BRL	23,921	0		(136)
		08/2020		BRL	23,921			$4,530	138		0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

FBF	09/2020	HKD	3,946	509	0	0
GLM	07/2020	CAD	1,241	917	3	0
07/2020	GBP	9,487	11,712	8	(51)
HUS	07/2020	AUD	83	56	0	(1)
07/2020	CAD	10,813	7,999	34	0
07/2020	JPY	99,664	930	7	0
07/2020	$11,938	CAD	16,200	6	(11)
07/2020	5,041	TWD	148,915	37	0
07/2020	1,795	ZAR	33,127	112	0
08/2020	CAD	919	$671	0	(6)
08/2020	$457	EUR	410	4	0
09/2020	TWD	148,915	$5,077	0	(39)
09/2020	$649	CNY	4,649	6	0
01/2021	BRL	3,570	$550	0	(102)
JPM	07/2020	CAD	14,890	10,994	27	0
07/2020	$872	GBP	696	0	(10)
07/2020	1,294	RUB	90,401	0	(26)
07/2020	3,086	ZAR	56,244	153	0
07/2020	ZAR	84,762	$4,591	0	(290)
08/2020	$1,257	RUB	87,766	0	(30)
MYI	07/2020	5,102	CAD	6,970	32	0
07/2020	12,388	JPY	1,325,151	0	(115)
08/2020	CAD	6,970	$5,103	0	(32)
08/2020	JPY	1,325,151	12,393	116	0
08/2020	$1,600	EUR	1,473	57	0
09/2020	6,664	SGD	9,241	0	(32)
RBC	09/2020	5,006	6,958	0	(12)
SCX	07/2020	BRL	27,599	EUR	4,637	134	0
07/2020	EUR	4,655	BRL	27,599	0	(155)
07/2020	JPY	1,037,600	$9,703	93	0
08/2020	EUR	4,628	BRL	27,599	0	(137)
08/2020	GBP	8,791	$10,783	0	(112)
SOG	07/2020	$1,070	ZAR	19,850	73	0
TOR	07/2020	JPY	3,125,866	$29,037	87	0
07/2020	$2,765	CAD	3,774	15	0
07/2020	8,021	JPY	857,891	0	(75)
08/2020	CAD	3,774	$2,766	0	(15)
08/2020	JPY	857,891	8,024	76	0
UAG	07/2020	241,600	2,260	22	0
07/2020	$8,613	JPY	920,722	0	(86)
08/2020	JPY	920,722	$8,617	86	0
08/2020	$1,187	EUR	1,049	0	(7)
Total Forward Foreign Currency Contracts	$2,121	$(2,249)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	460,900	$1,135	$1,607
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	237,300	872	5,521
Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	520,500	2,047	11,879
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	172,800	1,382	14,321
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	172,300	1,011	12,126
Total Purchased Options	$6,447	$45,454
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	08/19/2020	1,500	$(1)	$(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,500	(3)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	08/19/2020	1,600	(2)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,300	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	09/16/2020	1,300	(3)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	09/16/2020	1,100	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	09/16/2020	1,100	(2)	(2)
BPS	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,500	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.625	08/19/2020	1,400	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	3,200	(4)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	08/19/2020	1,400	(2)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,100	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,100	(2)	(2)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

DUB	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.550	08/19/2020	1,400	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	08/19/2020	1,400	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,400	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,400	(4)	(3)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.550	09/16/2020	1,700	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	09/16/2020	1,700	(2)	(3)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	08/19/2020	1,400	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.100	08/19/2020	1,400	(2)	(2)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	1,100	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	09/16/2020	1,100	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.100	09/16/2020	1,100	(2)	(2)
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,200	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,200	(3)	(2)
$(46)	$(41)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	29,800	$(354)	$(772)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	61,400	(782)	(1,449)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	91,200	(1,382)	(14,592)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	91,000	(1,011)	(12,527)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	75,900	(849)	(5,821)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	166,600	(2,047)	(13,359)
$(6,425)	$(48,520)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	3,000	$(22)	$(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	400	(2)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	600	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	1,300	(9)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	1,500	(10)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	1,500	(10)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	1,500	(10)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	1,800	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	1,100	(4)	1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	400	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	800	(4)	(1)
$(91)	$(7)
Total Written Options	$(6,562)	$(48,568)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$9,683	$(2,039)	$1,136	$0	$(903)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	48,736	0.591% (3-Month USD-LIBOR plus a specified spread)	Maturity	01/13/2021	$313,000	$0	$6,045	$6,045	$0
BPS	Pay	S&P 500 Total Return Index	26,970	0.462% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	155,393	0	(15,818)	0	(15,818)
UAG	Pay	S&P 500 Total Return Index	34,820	0.494% (3-Month USD-LIBOR plus a specified spread)	Quarterly	02/10/2021	200,622	0	(20,424)	0	(20,424)
								$0	$(30,197)	$6,045	$(36,242)
Total Swap Agreements								$(2,039)	$(29,061)	$6,045	$(37,145)
(o)

Securities with an aggregate market value of $35,790 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$1,574	$4,191		$5,765
Corporate Bonds & Notes
Banking & Finance						0	92,906	0		92,906
Industrials						0	14,988	0		14,988
Utilities						0	12,022	0		12,022
Municipal Bonds & Notes
California						0	3,567	0		3,567
Illinois						0	519	0		519
Iowa						0	30	0		30
Tennessee						0	107	0		107
Washington						0	3,129	0		3,129
West Virginia						0	161	0		161
U.S. Government Agencies						0	300,114	0		300,114
U.S. Treasury Obligations						0	557,226	0		557,226
Non-Agency Mortgage-Backed Securities						0	59,207	0		59,207
Asset-Backed Securities						0	126,473	0		126,473
Sovereign Issues						0	50,426	0		50,426
Preferred Securities
Banking & Finance						0	2,537	0		2,537
Short-Term Instruments
Repurchase Agreements						0	2,041	0		2,041
Argentina Treasury Bills						0	750	0		750
U.S. Treasury Bills						0	261	0		261
						$0	$1,228,038	$4,191		$1,232,229
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$105	$0	$0		$105
Total Investments						$105	$1,228,038	$4,191		$1,232,334
Short Sales, at Value - Liabilities
Sovereign Issues						0	(11,238)	0		(11,238)
U.S. Government Agencies						0	(18,029)	0		(18,029)
						$0	$(29,267)	$0		$(29,267)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2020 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	780	594	0	1,374
Over the counter	0	53,620	0	53,620
	$780	$54,214	$0	$54,994
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,291)	(1,671)	0	(3,962)
Over the counter	(2)	(87,960)	0	(87,962)
	$(2,293)	$(89,631)	$0	$(91,924)
Total Financial Derivative Instruments	$(1,513)	$(35,417)	$0	$(36,930)
Totals	$(1,408)	$1,163,354	$4,191	$1,166,137

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		$1,000	$995
Charter Communications Operating LLC 1.930% (LIBOR03M + 1.750%) due 02/01/2027 ~		864	833
Toyota Motor Credit Corp. 0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		2,500	2,497
Total Loan Participations and Assignments (Cost $4,361)			4,325
CORPORATE BONDS & NOTES 13.8%
BANKING & FINANCE 11.0%
Ally Financial, Inc. 7.500% due 09/15/2020		2,700	2,727
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	648
Banco Bilbao Vizcaya Argentaria S.A. 0.346% due 04/12/2022 •	EUR	5,600	6,286
Banco del Estado de Chile 4.125% due 10/07/2020		$1,700	1,710
Barclays Bank PLC
7.625% due 11/21/2022 (h)		1,800	1,961
10.179% due 06/12/2021		2,400	2,596
Barclays PLC
1.766% (US0003M + 1.380%) due 05/16/2024 ~		3,200	3,172
4.610% due 02/15/2023 •		4,300	4,529
7.125% due 06/15/2025 •(g)(h)	GBP	3,100	3,809
8.000% due 12/15/2020 •(g)(h)	EUR	200	226
8.000% due 06/15/2024 •(g)(h)		$1,700	1,762
CIT Group, Inc. 5.000% due 08/15/2022		200	205
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		5,200	5,189
1.486% (US0003M + 1.100%) due 05/17/2024 ~		300	300
4.044% due 06/01/2024 •		1,500	1,629
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,800	2,084
Credit Suisse Group AG
1.558% (US0003M + 1.240%) due 06/12/2024 ~		$2,000	2,011
7.500% due 07/17/2023 •(g)(h)		1,600	1,663
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	662
3.800% due 09/15/2022		700	744
3.800% due 06/09/2023		250	269
Danske Bank A/S 1.378% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,277
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	1,400	1,569
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$1,700	1,646
1.599% (US0003M + 1.230%) due 02/27/2023 ~		4,000	3,847
3.961% due 11/26/2025 •		1,900	1,995
4.250% due 10/14/2021		7,066	7,254
Discover Bank
3.450% due 07/27/2026		1,700	1,839
4.650% due 09/13/2028		2,700	3,104
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,100	1,233
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,167
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$2,800	2,778
3.087% due 01/09/2023		1,300	1,239
3.336% due 03/18/2021		200	199
3.550% due 10/07/2022		2,600	2,534
3.937% (US0003M + 2.550%) due 01/07/2021 ~		500	493
5.875% due 08/02/2021		600	607
Goldman Sachs Group, Inc. 1.562% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,304
HSBC Holdings PLC
1.386% (US0003M + 1.000%) due 05/18/2024 ~		600	595
2.848% due 06/04/2031 •		200	205
2.873% (US0003M + 1.500%) due 01/05/2022 ~		800	812

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

4.292% due 09/12/2026 •		1,400	1,559
4.300% due 03/08/2026		300	339
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,000	993
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		3,200	3,206
1.514% due 06/01/2024 •		3,900	3,965
1.933% (US0003M + 0.890%) due 07/23/2024 ~		3,000	3,006
2.182% due 06/01/2028 •		5,800	6,007
3.797% due 07/23/2024 •		1,200	1,302
Lloyds Banking Group PLC
1.106% (US0003M + 0.800%) due 06/21/2021 ~		2,200	2,209
4.050% due 08/16/2023		1,100	1,197
4.550% due 08/16/2028		1,000	1,173
7.500% due 09/27/2025 •(g)(h)		2,500	2,595
7.875% due 06/27/2029 •(g)(h)	GBP	900	1,243
Morgan Stanley 0.442% (EUR003M + 0.700%) due 11/08/2022 ~	EUR	4,100	4,602
Nationwide Building Society 4.363% due 08/01/2024 •		$1,500	1,624
Navient Corp.
5.000% due 10/26/2020		400	399
5.500% due 01/25/2023		300	289
6.500% due 06/15/2022		200	197
6.625% due 07/26/2021		100	98
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		300	295
2.600% due 09/28/2022		300	294
2.650% due 07/13/2022		800	788
Nomura Holdings, Inc. 3.103% due 01/16/2030		1,900	1,984
Royal Bank of Scotland Group PLC
1.847% (US0003M + 1.550%) due 06/25/2024 ~		2,300	2,302
4.519% due 06/25/2024 •		1,500	1,631
4.892% due 05/18/2029 •		1,700	2,006
7.500% due 08/10/2020 •(g)(h)		1,600	1,606
8.000% due 08/10/2025 •(g)(h)		1,100	1,217
8.625% due 08/15/2021 •(g)(h)		1,400	1,459
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		2,200	2,435
Santander UK PLC 2.875% due 06/18/2024		3,100	3,307
Societe Generale S.A. 0.437% due 04/01/2022 •	EUR	3,600	4,051
Springleaf Finance Corp.
7.750% due 10/01/2021		$200	209
8.250% due 12/15/2020		200	207
Standard Chartered PLC 1.510% (US0003M + 1.200%) due 09/10/2022 ~		3,000	3,008
UBS AG
4.750% due 02/12/2026 •(h)	EUR	2,500	2,870
5.125% due 05/15/2024 (h)		$3,300	3,592
7.625% due 08/17/2022 (h)		300	335
UBS Group AG
1.342% (US0003M + 0.950%) due 08/15/2023 ~		1,400	1,402
2.950% due 09/24/2020		400	402
4.125% due 09/24/2025		400	454
UBS Group Funding Switzerland AG 0.311% (EUR003M + 0.700%) due 09/20/2022 ~	EUR	6,400	7,197
Wells Fargo & Co.
2.393% due 06/02/2028 •		$16,200	16,751
3.500% due 03/08/2022		38	40
WPC Eurobond BV 2.250% due 04/09/2026	EUR	3,300	3,894
			179,618
INDUSTRIALS 1.4%
AbbVie, Inc. 4.875% due 02/15/2021		$186	189
BAT Capital Corp. 3.222% due 08/15/2024		100	107
BAT International Finance PLC 3.950% due 06/15/2025		400	442
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		300	300
3.650% due 03/15/2023		601	641
Centene Corp. 4.250% due 12/15/2027		900	931
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~		4,000	4,015
4.464% due 07/23/2022		300	320
4.908% due 07/23/2025		700	803
Comcast Corp. 3.950% due 10/15/2025		421	483

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

CSN Resources S.A. 7.625% due 02/13/2023		450	419
DAE Funding LLC
4.000% due 08/01/2020		500	498
5.250% due 11/15/2021		200	197
Daimler Finance North America LLC 1.292% (US0003M + 0.900%) due 02/15/2022 ~		1,750	1,730
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	2,800	3,142
Imperial Brands Finance PLC
3.125% due 07/26/2024		$200	208
3.500% due 07/26/2026		200	214
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,325
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$100	110
5.200% due 07/15/2045		100	109
McDonald's Corp. 1.317% (US0003M + 0.430%) due 10/28/2021 ~		500	501
President & Fellows of Harvard College 6.500% due 01/15/2039		1,100	1,802
Reynolds American, Inc. 4.000% due 06/12/2022		100	106
Sasol Financing USA LLC 5.875% due 03/27/2024		500	448
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		600	510
YPF S.A. 33.088% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	11,380	106
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$1,600	1,741
			23,397
UTILITIES 1.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		7,028	7,064
1.498% (US0003M + 1.180%) due 06/12/2024 ~		3,600	3,608
2.169% (US0003M + 0.950%) due 07/15/2021 ~		3,700	3,731
Georgia Power Co. 2.650% due 09/15/2029		800	841
Petrobras Global Finance BV 5.093% due 01/15/2030		1,012	1,010
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		2,000	2,004
Sprint Communications, Inc. 6.000% due 11/15/2022		1,500	1,584
Sprint Corp.
7.125% due 06/15/2024		300	339
7.250% due 09/15/2021		900	945
7.875% due 09/15/2023		800	902
			22,028
Total Corporate Bonds & Notes (Cost $220,659)			225,043
MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010 6.907% due 10/01/2050		100	180
Long Beach Unified School District, California General Obligation Bonds, Series 2011 5.914% due 08/01/2025		3,500	4,091
			4,271
COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011 6.220% due 12/15/2026		3,484	4,120
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		104	112
NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010 5.883% due 04/01/2030		1,000	1,286
WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		600	725

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $8,851)		10,514
U.S. GOVERNMENT AGENCIES 25.1%
Fannie Mae
0.535% due 07/25/2037 •	13	13
0.565% due 07/25/2037 •	22	22
0.585% due 09/25/2035 •	74	74
2.310% due 08/01/2022	98	101
Freddie Mac
0.895% due 10/15/2037 •	26	26
4.000% due 01/01/2048	3,990	4,248
6.000% due 04/01/2040	4	5
Ginnie Mae
0.523% due 08/20/2047 •	964	957
6.000% due 12/15/2038	51	58
Ginnie Mae, TBA 5.000% due 07/01/2050	5,400	5,866
Small Business Administration
5.290% due 12/01/2027	18	20
5.720% due 01/01/2029	386	428
6.020% due 08/01/2028	273	302
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	33,848	35,752
4.000% due 05/01/2021 - 12/01/2048	2,216	2,356
5.500% due 09/01/2023	2	2
6.000% due 07/01/2035 - 05/01/2041	778	900
7.500% due 04/01/2024 - 11/01/2037	79	93
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050	17,300	17,617
2.500% due 08/01/2050	77,700	80,827
3.000% due 09/01/2050	164,800	172,981
3.500% due 08/01/2050	54,000	56,798
4.000% due 07/01/2050	3,000	3,179
4.500% due 07/01/2050	25,900	27,832
Total U.S. Government Agencies (Cost $407,530)		410,457
U.S. TREASURY OBLIGATIONS 36.8%
U.S. Treasury Bonds
3.000% due 08/15/2048	500	687
3.000% due 02/15/2049	19,000	26,224
4.375% due 05/15/2040 (n)	5,300	8,378
4.625% due 02/15/2040 (n)	4,500	7,300
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022	38,070	38,624
0.125% due 04/15/2022 (l)	35,642	36,200
0.125% due 01/15/2023 (l)	7,999	8,203
0.625% due 07/15/2021 (l)	9,103	9,270
0.625% due 02/15/2043	669	790
1.000% due 02/15/2046 (n)	4,329	5,607
1.000% due 02/15/2048	13,311	17,633
1.000% due 02/15/2049	5,952	7,959
1.375% due 02/15/2044	4,291	5,865
U.S. Treasury Notes
3.000% due 09/30/2025	30,200	34,414
1.625% due 02/15/2026 (n)	3,300	3,531
1.750% due 12/31/2024	10,300	10,991
1.875% due 07/31/2022 (l)	15,300	15,846
2.000% due 07/31/2022 (l)(n)	8,000	8,307
2.000% due 11/30/2022 (l)	13,100	13,679
2.000% due 08/15/2025	5,800	6,299
2.250% due 08/15/2027	100	112
2.375% due 05/15/2029	90,400	104,340
2.625% due 12/31/2025 (n)	12,100	13,601
2.625% due 02/15/2029	145,600	170,633
2.750% due 02/15/2024 (n)	10,500	11,467
3.000% due 10/31/2025 (n)	30,200	34,462
Total U.S. Treasury Obligations (Cost $533,930)		600,422
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust 5.325% due 11/25/2037 ^~	5,942	4,839
American Home Mortgage Assets Trust 2.424% due 11/25/2046 •	7,199	3,121
BCAP LLC Trust 6.000% due 03/26/2037 ~	6,835	5,236
Bear Stearns ALT-A Trust
3.643% due 11/25/2035 ^~	193	176
3.776% due 11/25/2035 ^~	4,456	3,345
ChaseFlex Trust 0.485% due 07/25/2037 •	4,052	3,456
Citigroup Mortgage Loan Trust
0.255% due 01/25/2037 •	4	3

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

4.140% due 03/25/2036 ^•		133	127
Citigroup Mortgage Loan Trust, Inc. 4.576% due 08/25/2035 ~		51	51
CitiMortgage Alternative Loan Trust 0.785% due 04/25/2037 •		1,724	1,325
Countrywide Alternative Loan Trust
0.305% due 12/25/2046 •		4,667	4,237
0.345% due 02/25/2047 •		17	15
0.345% due 09/25/2047 •		2,478	2,222
0.385% due 06/25/2037 •		55	49
2.504% due 02/25/2036 •		7	6
5.750% due 02/25/2037		969	734
6.000% due 08/25/2035		1,617	1,104
6.000% due 06/25/2047 ^		2,441	1,890
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~		2	2
3.720% due 11/25/2037 ~		877	821
3.819% due 11/25/2034 ~		4	4
5.500% due 11/25/2035 ^		35	30
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.365% due 06/25/2037 ^•		42	42
0.515% due 08/25/2037 ^•		3,373	2,721
GSR Mortgage Loan Trust 4.097% due 11/25/2035 ~		3	3
HarborView Mortgage Loan Trust
0.364% due 12/19/2036 ^•		425	373
0.384% due 01/19/2038 •		381	338
0.399% due 12/19/2036 •		1,012	816
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	7,363	9,121
JPMorgan Mortgage Trust
3.192% due 07/25/2035 ~		$17	17
3.645% due 08/25/2034 ~		42	40
3.774% due 02/25/2035 ~		1	1
3.968% due 07/25/2035 ~		2,665	2,586
5.750% due 01/25/2036 ^		14	10
JPMorgan Resecuritization Trust 0.288% due 06/26/2037 •		4,663	4,457
Lehman Mortgage Trust 0.835% due 11/25/2036 •		1,643	954
Lehman XS Trust 0.410% due 08/25/2046 •		2,070	1,860
Merrill Lynch Mortgage Investors Trust 4.063% due 09/25/2035 ^~		86	78
Morgan Stanley Mortgage Loan Trust 0.805% due 11/25/2035 •		2,385	2,305
MortgageIT Securities Corp. Mortgage Loan Trust 0.415% due 06/25/2047 •		1,226	1,149
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		6,786	7,165
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,883	4,080
Residential Accredit Loans, Inc. Trust
0.370% due 08/25/2036 •		552	485
0.385% due 05/25/2047 •		6,273	5,573
Structured Adjustable Rate Mortgage Loan Trust 3.737% due 04/25/2035 ~		125	115
Structured Asset Mortgage Investments Trust
0.305% due 08/25/2036 •		7,830	6,853
0.415% due 02/25/2036 •		748	738
Structured Asset Securities Corp. 0.535% due 04/25/2035 •		1,834	1,653
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	9,799	12,111
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		3,412	4,229
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$3,395	3,670
WaMu Mortgage Pass-Through Certificates Trust
0.765% due 11/25/2045 •		2,798	2,710
2.234% due 01/25/2047 •		17	16
2.240% due 09/25/2046 •		37	35
2.240% due 10/25/2046 •		32	28
2.274% due 05/25/2047 •		3,007	2,643
2.981% due 01/25/2037 ^~		236	210
3.163% due 06/25/2037 ^~		998	925
3.828% due 12/25/2035 ~		1,620	1,565
3.854% due 08/25/2036 ^~		110	98
Wells Fargo Mortgage-Backed Securities Trust 4.334% due 12/25/2036 ^~		152	140
Total Non-Agency Mortgage-Backed Securities (Cost $115,777)			114,706
ASSET-BACKED SECURITIES 8.3%
Aames Mortgage Investment Trust 1.175% due 07/25/2035 •		3,184	3,145

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

Asset-Backed Funding Certificates Trust 0.315% due 01/25/2037 •		2,423	1,839
Asset-Backed Securities Corp. Home Equity Loan Trust 1.145% due 07/25/2035 •		300	296
Bear Stearns Asset-Backed Securities Trust
0.295% due 02/25/2037 •		292	374
0.328% due 08/25/2036 •		636	776
0.335% due 07/25/2036 •		1,342	1,336
0.385% due 12/25/2036 •		158	158
0.858% due 02/25/2036 •		1,776	1,732
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		1,645	1,644
Citigroup Mortgage Loan Trust
0.245% due 07/25/2045 •		19	15
0.345% due 12/25/2036 •		2,962	1,977
Citigroup Mortgage Loan Trust, Inc. 0.485% due 10/25/2036 •		2,000	1,943
Countrywide Asset-Backed Certificates
0.325% due 06/25/2037 •		1,000	891
0.325% due 06/25/2047 ^•		1,043	928
0.375% due 11/25/2037 •		195	181
0.435% due 06/25/2047 •		1,200	1,079
0.445% due 12/25/2036 ^•		4,100	3,840
0.455% due 03/25/2036 •		1,347	1,167
0.465% due 09/25/2036 •		2,668	2,652
0.485% due 07/25/2036 •		1,962	1,938
1.535% due 04/25/2034 •		38	38
4.548% due 10/25/2046 ^~		2,388	2,362
Credit-Based Asset Servicing & Securitization LLC 0.305% due 07/25/2037 •		7	5
Fieldstone Mortgage Investment Trust 0.920% due 12/25/2035 •		7,306	7,238
First Franklin Mortgage Loan Trust 0.980% due 09/25/2035 •		757	758
Fremont Home Loan Trust
0.285% due 08/25/2036 •		98	38
0.355% due 02/25/2036 •		1,071	1,018
GLS Auto Receivables Issuer Trust 2.580% due 07/17/2023		2,245	2,272
GoldenTree Loan Management EUR CLO DAC 0.000% due 07/20/2031 •(a)	EUR	3,700	4,157
GSAA Home Equity Trust
0.385% due 03/25/2037 •		$4,941	1,995
3.716% due 03/25/2036 ~		4,900	3,757
GSAMP Trust
0.335% due 08/25/2036 •		472	460
0.415% due 01/25/2037 •		2,700	2,125
1.505% due 12/25/2034 ^•		1,333	1,097
Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •		176	176
Home Equity Loan Trust 0.525% due 04/25/2037 •		5,300	4,036
Home Equity Mortgage Loan Asset-Backed Trust 1.250% due 08/25/2035 •		2,000	1,801
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.235% due 11/25/2034 •		163	158
JPMorgan Mortgage Acquisition Trust 0.395% due 10/25/2036 •		82	79
Long Beach Mortgage Loan Trust 0.405% due 02/25/2036 •		3,945	3,795
Mackay Shields Euro CLO 1.550% due 08/15/2033 «•(a)	EUR	700	787
MASTR Specialized Loan Trust
0.445% due 02/25/2036 •		$1,027	977
0.445% due 06/25/2046 •		3,118	2,916
Merrill Lynch Mortgage Investors Trust 0.295% due 08/25/2037 •		7,046	4,300
Monarch Grove CLO 1.871% due 01/25/2028 •		3,849	3,805
Morgan Stanley ABS Capital, Inc. Trust
0.235% due 07/25/2036 •		3	2
0.345% due 09/25/2036 •		2,849	1,510
0.400% due 03/25/2037 •		16,091	8,248
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ		4,536	2,341
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •		259	258
Option One Mortgage Loan Trust
0.405% due 04/25/2037 •		2,958	2,246
0.405% due 05/25/2037 •		1,746	1,235
0.495% due 04/25/2037 •		344	236
People's Choice Home Loan Securities Trust 0.705% due 12/25/2035 •		125	124
Popular ABS Mortgage Pass-Through Trust 0.515% due 07/25/2036 •		3,700	3,381

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,704	1,943
Residential Asset Securities Corp. Trust
0.435% due 04/25/2037 •		5,428	5,381
0.585% due 02/25/2036 •		580	559
Securitized Asset-Backed Receivables LLC Trust
0.425% due 07/25/2036 •		1,141	634
0.435% due 05/25/2036 •		1,398	886
0.765% due 11/25/2035 •		748	744
SG Mortgage Securities Trust 0.365% due 02/25/2036 •		4,778	3,115
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		3,800	3,942
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		2,500	2,456
Soundview Home Loan Trust
0.245% due 11/25/2036 •		8	3
0.335% due 03/25/2037 •		542	508
0.355% due 07/25/2037 •		1,747	1,541
0.435% due 10/25/2036 •		3,900	3,501
1.025% due 08/25/2035 ^•		2,200	1,958
Specialty Underwriting & Residential Finance Trust 0.785% due 12/25/2036 •		1,448	1,393
Structured Asset Securities Corp. Mortgage Loan Trust 0.415% due 05/25/2047 •		1,644	1,556
THL Credit Wind River CLO Ltd. 2.089% due 10/15/2027 •		2,785	2,751
Venture CLO Ltd. 2.365% due 04/20/2029 •		5,600	5,516
Total Asset-Backed Securities (Cost $135,678)			136,029
SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
3.750% due 12/31/2038 ^(c)		7,350	2,916
5.875% due 01/11/2028 ^(c)		3,500	1,416
26.415% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,688	32
Brazil Government International Bond 4.750% due 01/14/2050		$1,954	1,841
Israel Government International Bond 4.125% due 01/17/2048		1,300	1,616
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	5,494,019	50,704
0.100% due 03/10/2029 (f)		2,637,785	24,417
Saudi Government International Bond
4.000% due 04/17/2025		$1,400	1,555
4.500% due 10/26/2046		200	231
5.000% due 04/17/2049		500	620
Total Sovereign Issues (Cost $89,155)			85,348
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		200,000	233
JPMorgan Chase & Co. 4.230% (US0003M + 3.470%) due 07/30/2020 ~(g)		1,091,000	995
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)		360,000	432
Total Preferred Securities (Cost $1,741)			1,660
SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (i) 0.1%			550
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	5,969	58
U.S. TREASURY BILLS 10.5%
0.142% due 08/04/2020 - 10/15/2020 (d)(e)(j)(l)(n)		$171,400	171,366

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $171,980)		171,974
Total Investments in Securities (Cost $1,689,662)		1,760,478
	SHARES
INVESTMENTS IN AFFILIATES 13.3%
SHORT-TERM INSTRUMENTS 13.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.3%
PIMCO Short Asset Portfolio	14,867,993	148,308
PIMCO Short-Term Floating NAV Portfolio III	7,005,490	69,067
Total Short-Term Instruments (Cost $217,622)		217,375
Total Investments in Affiliates (Cost $217,622)		217,375
Total Investments 121.1% (Cost $1,907,284)		$1,977,853
Financial Derivative Instruments (k)(m) 1.8%(Cost or Premiums, net $(14,339))		29,449
Other Assets and Liabilities, net (22.9)%		(373,527)
Net Assets 100.0%		$1,633,775

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									When-issued security.
(b)									Payment in-kind security.
(c)									Security is not accruing income as of the date of this report.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
(g)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)									Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$550		U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022			$(561)	$550	$550
Total Repurchase Agreements									$(561)	$550	$550
SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales(1)
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA						4.000%	08/01/2050		$7,600	$(8,062)	$(8,057)
Uniform Mortgage-Backed Security, TBA						5.000	07/01/2050		5,400	(5,901)	(5,902)
	Total U.S. Government Agencies									(13,963)	(13,959)
Sovereign Issues (0.7)%
Canada Government International Bond						2.750%	12/01/2048	CAD	11,300	(11,636)	(11,981)
Total Short Sales (1.6)%										$(25,599)	$(25,940)
(j)									Securities with an aggregate market value of $261 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)									Payable for short sales includes $32 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(1,624) at a weighted average interest rate of 1.048%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)		Asset	Liability
E-Mini Russell 2000 Index September Futures				09/2020	2,187	$157,202		$2,219		$1,142	$(16)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2020	523	65,763	149	0	(16)
$2,368	$1,142	$(32)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	20	$(3,966)	$(34)	$4	$0
U.S. Treasury 2-Year Note September Futures	09/2020	1,029	(227,232)	(45)	0	(16)
U.S. Treasury 10-Year Note September Futures	09/2020	2,229	(310,214)	(891)	348	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	556	(121,295)	20	574	0
United Kingdom Long Gilt September Futures	09/2020	11	(1,876)	2	2	(3)
$(948)	$928	$(19)
Total Futures Contracts	$1,420	$2,070	$(51)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	4.033%	EUR	3,400	$23	$(436)	$(413)	$2	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$1,911	$115	$(111)	$4	$11	$0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	1,140	(5)	(2)	(7)	8	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	8,700	(47)	149	102	11	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	21,400	376	30	406	67	0
$439	$66	$505	$97	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.700%	Semi-Annual	12/18/2024	CAD	147,900	$(663)	$5,402	$4,739	$0	$(85)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048	9,400	(114)	2,456	2,342	0	(44)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049	3,700	55	516	571	0	(16)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023	$76,300	(99)	3,536	3,437	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024	93,900	212	(5,309)	(5,097)	22	0
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	05/31/2025	110,500	(26)	(14,365)	(14,391)	33	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025	638,700	(21,561)	(7,993)	(29,554)	256	0
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026	53,900	(46)	(3,329)	(3,375)	58	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2027	151,000	3,278	4,995	8,273	0	(167)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	17,000	(269)	(2,271)	(2,540)	22	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	15,000	1,042	(3,094)	(2,052)	22	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	165,700	6,719	3,307	10,026	0	(342)
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	11/15/2045	7,700	0	(136)	(136)	0	(48)
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	11/15/2045	11,400	0	(190)	(190)	0	(71)
Pay	3-Month USD-LIBOR	0.851	Semi-Annual	11/15/2045	11,500	0	(174)	(174)	0	(71)
Pay	3-Month USD-LIBOR	0.855	Semi-Annual	11/15/2045	11,500	0	(164)	(164)	0	(71)
Receive(5)	6-Month GBP-LIBOR	1.020	Semi-Annual	01/17/2045	GBP	14,700	0	(1,027)	(1,027)	0	(19)
Receive(5)	6-Month GBP-LIBOR	1.071	Semi-Annual	01/22/2045	77,600	(510)	(5,389)	(5,899)	0	(104)
Pay(5)	6-Month GBP-LIBOR	0.908	Semi-Annual	01/17/2055	17,300	0	1,263	1,263	0	(7)
Pay(5)	6-Month GBP-LIBOR	0.955	Semi-Annual	01/20/2055	84,100	632	5,979	6,611	0	(33)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	8,380,000	(2,623)	281	(2,342)	72	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	EUR	2,450	(3)	(380)	(383)	20	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048	2,450	7	902	909	0	(50)
Receive	CPURNSA	1.669	Maturity	06/19/2024	$33,700	0	(859)	(859)	25	0
Pay	UKRPI	3.490	Maturity	09/15/2028	GBP	22,600	(2)	1,397	1,395	0	(116)
Pay	UKRPI	3.593	Maturity	11/15/2028	3,800	0	304	304	0	(19)
Pay	UKRPI	3.595	Maturity	11/15/2028	13,100	155	898	1,053	0	(66)
Pay	UKRPI	3.603	Maturity	11/15/2028	3,700	0	302	302	0	(19)
Pay	UKRPI	3.480	Maturity	01/15/2030	23,400	27	804	831	0	(147)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	UKRPI	3.415	Maturity	02/15/2030	6,200	0	121	121	0	(41)
$(13,789)	$(12,217)	$(26,006)	$530	$(1,538)
Total Swap Agreements	$(13,327)	$(12,587)	$(25,914)	$629	$(1,538)
(l)	Securities with an aggregate market value of $34,382 and cash of $1,549 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	$18,477	JPY	1,974,303	$0	$(193)
07/2020	330	RUB	25,671	30	0
07/2020	3,826	ZAR	72,667	358	0
08/2020	JPY	1,974,303	$18,485	193	0
09/2020	CNH	19,029	2,656	0	(25)
09/2020	TWD	311,693	10,681	0	(29)
09/2020	$553	TWD	16,342	8	0
BPS	07/2020	BRL	50,216	$9,371	137	0
07/2020	RUB	100,427	1,452	44	0
07/2020	TWD	320,033	10,868	0	(44)
07/2020	$9,170	BRL	50,216	64	0
07/2020	1,252	GBP	990	0	(25)
09/2020	104	IDR	1,469,324	0	(4)
CBK	07/2020	4,037	ZAR	74,361	246	0
07/2020	ZAR	276,113	$14,775	0	(1,126)
08/2020	EUR	19,363	21,123	0	(653)
DUB	07/2020	BRL	50,216	9,170	0	(64)
07/2020	$9,520	BRL	50,216	0	(286)
08/2020	BRL	50,216	$9,510	291	0
FBF	09/2020	HKD	1,233	159	0	0
GLM	07/2020	CAD	1,800	1,330	4	0
07/2020	GBP	26,194	32,309	0	(148)
07/2020	$2,346	MXN	58,468	190	0
07/2020	968	RUB	74,009	70	0
HUS	07/2020	AUD	106	$71	0	(2)
07/2020	CAD	21,783	16,097	52	0
07/2020	JPY	200,269	1,868	14	0
07/2020	$13,142	CAD	17,843	12	(12)
07/2020	10,834	TWD	320,033	79	0
07/2020	2,167	ZAR	39,993	136	0
08/2020	CAD	1,850	$1,350	0	(12)
08/2020	GBP	12,907	15,828	0	(168)
08/2020	$876	EUR	785	7	0
09/2020	TWD	427,683	$14,607	0	(87)
09/2020	$2,594	CNY	18,589	26	0
01/2021	BRL	1,520	$234	0	(43)
JPM	07/2020	CAD	15,886	11,730	28	0
07/2020	$3,725	ZAR	67,900	185	0
MYI	07/2020	10,271	CAD	14,030	63	0
07/2020	23,080	JPY	2,468,855	0	(215)
08/2020	CAD	14,030	$10,272	0	(63)
08/2020	EUR	11,438	12,417	0	(446)
08/2020	JPY	2,468,855	23,090	215	0
09/2020	$14,320	SGD	19,857	0	(68)
RBC	09/2020	10,795	15,003	0	(27)
SCX	07/2020	BRL	36,527	EUR	6,136	177	0
07/2020	EUR	6,161	BRL	36,527	0	(206)
07/2020	GBP	610	$753	0	(3)
07/2020	JPY	1,761,900	16,476	158	0
08/2020	EUR	6,125	BRL	36,527	0	(181)
08/2020	GBP	12,907	$15,832	0	(164)
SOG	07/2020	$1,292	ZAR	23,964	89	0
SSB	07/2020	MXN	58,220	$2,380	0	(146)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

TOR	07/2020	JPY	5,994,946		55,688		166	0
	07/2020		$5,566	CAD	7,597		29	0
	07/2020		14,943	JPY	1,598,315		0	(140)
	08/2020	CAD	7,597		$5,567		0	(30)
	08/2020	JPY	1,598,315		14,949		141	0
UAG	07/2020		452,000		4,228		42	0
	07/2020		$16,047	JPY	1,715,373		0	(160)
	08/2020	JPY	1,715,373		$16,054		160	0
	08/2020		$1,949	EUR	1,723		0	(11)
Total Forward Foreign Currency Contracts							$3,414	$(4,781)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	11/01/2021	530,600	$1,306	$1,850
MYC	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.036	07/19/2021	261,100	960	6,075
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.023	08/02/2021	572,600	2,252	13,069
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	03/11/2021	157,800	1,262	13,077
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800	03/12/2021	163,200	957	11,485
Total Purchased Options							$6,737	$45,556
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600%	08/19/2020	2,800	$(2)	$(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,800	(5)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	08/19/2020	2,900	(4)	(3)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	2,500	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	09/16/2020	2,500	(5)	(6)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	09/16/2020	2,100	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	09/16/2020	2,100	(4)	(4)
BPS	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,800	(2)	(2)
	Call - OTC CDX.IG-34 5-Year Index		Buy	0.625	08/19/2020	2,800	(2)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	6,000	(8)	(8)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	08/19/2020	2,800	(4)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,100	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,100	(4)	(3)
DUB	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.550	08/19/2020	2,700	(3)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.000	08/19/2020	2,700	(2)	(2)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,700	(2)	(3)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,700	(7)	(6)
FBF	Call - OTC CDX.IG-34 5-Year Index		Buy	0.550	09/16/2020	3,300	(4)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.200	09/16/2020	3,300	(5)	(6)
GST	Call - OTC CDX.IG-34 5-Year Index		Buy	0.600	08/19/2020	2,700	(2)	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.100	08/19/2020	2,700	(4)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	1,400	(1)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	09/16/2020	2,100	(2)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.100	09/16/2020	2,100	(4)	(3)
JPM	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	2,200	(2)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	2,200	(5)	(5)
							$(87)	$(78)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.122%	11/01/2021	34,400	$(409)	$(892)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.164	11/01/2021	70,600	(899)	(1,666)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.323	03/11/2021	83,300	(1,262)	(13,328)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.094	03/12/2021	86,200	(958)	(11,866)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.453	07/19/2021	83,600	(935)	(6,411)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.494	08/02/2021	183,200	(2,251)	(14,690)
							$(6,714)	$(48,853)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	5,200	$(37)	$(3)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	1,200	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	900	(4)	(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.398	07/07/2020	1,200	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.457	07/07/2020	2,600	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	100.723	07/07/2020	2,800	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.789	07/07/2020	2,800	(18)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	2,500	(17)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.504	07/07/2020	3,400	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	102.531	07/07/2020	2,000	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	1,300	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	800	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	1,700	(9)	(2)
$(170)	$(14)
Total Written Options	$(6,971)	$(48,945)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$3,642	$(778)	$438	$0	$(340)
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	Russell 2000 Index	27,200	1.099% (3-Month USD-LIBOR less a specified spread)	Maturity	11/18/2020	$211,376	$0	$(14,128)	$0	$(14,128)
Receive	Russell 2000 Index	14,890	0.442% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/09/2021	93,338	0	15,944	15,944	0
FAR	Receive	Russell 2000 Index	8,386	0.771% (3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020	50,753	0	10,738	10,738	0
Receive	Russell 2000 Index	19,352	1.013% (3-Month USD-LIBOR less a specified spread)	Quarterly	01/13/2021	142,100	0	(258)	0	(258)
Receive	Russell 2000 Index	8,387	1.121% (3-Month USD-LIBOR less a specified spread)	Quarterly	04/07/2021	50,759	0	10,701	10,701	0
FBF	Receive	Russell 2000 Index	17,300	0.826% (3-Month USD-LIBOR less a specified spread)	Quarterly	10/07/2020	108,727	0	18,116	18,116	0
GST	Receive	Russell 2000 Index	17,073	1.045% (3-Month USD-LIBOR less a specified spread)	Quarterly	07/15/2020	102,676	0	22,466	22,466	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

MYI	Receive	Russell 2000 Index	18,959	1.051% (1-Month USD-LIBOR less a specified spread)	Quarterly	04/07/2021	139,214	0	(291)	0	(291)
SOG	Receive	Russell 2000 Index	18,106	(0.201)% (3-Month USD-LIBOR Less a specified spread)	Quarterly	09/16/2020	130,856	0	2,104	2,104	0
UAG	Receive	Russell 2000 Index	51,773	0.195% (3-Month USD-LIBOR less a specified spread)	Maturity	10/22/2020	406,985	0	(31,957)	0	(31,957)
								$0	$33,435	$80,069	$(46,634)
Total Swap Agreements								$(778)	$33,873	$80,069	$(46,974)
(n)

Securities with an aggregate market value of $46,310 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$833	$3,492		$4,325
Corporate Bonds & Notes
Banking & Finance						0	179,618	0		179,618
Industrials						0	23,397	0		23,397
Utilities						0	22,028	0		22,028
Municipal Bonds & Notes
California						0	4,271	0		4,271
Colorado						0	4,120	0		4,120
Illinois						0	112	0		112
New York						0	1,286	0		1,286
Washington						0	725	0		725
U.S. Government Agencies						0	410,457	0		410,457
U.S. Treasury Obligations						0	600,422	0		600,422
Non-Agency Mortgage-Backed Securities						0	114,706	0		114,706
Asset-Backed Securities						0	135,242	787		136,029
Sovereign Issues						0	85,348	0		85,348
Preferred Securities
Banking & Finance						0	1,660	0		1,660
Short-Term Instruments
Repurchase Agreements						0	550	0		550
Argentina Treasury Bills						0	58	0		58
U.S. Treasury Bills						0	171,366	0		171,366
						$0	$1,756,199	$4,279		$1,760,478
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$217,375	$0	$0		$217,375
Total Investments						$217,375	$1,756,199	$4,279		$1,977,853
Short Sales, at Value - Liabilities
Sovereign Issues						0	(11,981)	0		(11,981)
U.S. Government Agencies						0	(13,959)	0		(13,959)
						$0	$(25,940)	$0		$(25,940)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						2,070	629	0		2,699
Over the counter						0	129,039	0		129,039
						$2,070	$129,668	$0		$131,738
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(51)	(1,538)	0		(1,589)
Over the counter						(5)	(100,695)	0		(100,700)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2020 (Unaudited)

	$(56)	$(102,233)	$0	$(102,289)
Total Financial Derivative Instruments	$2,014	$27,435	$0	$29,449
Totals	$219,389	$1,757,694	$4,279	$1,981,362

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Strategic Bond Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Brookfield Retail Holdings 2.678% (LIBOR03M + 2.500%) due 08/27/2025 «~		$201	$168
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		474	462
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		197	188
Total Loan Participations and Assignments (Cost $854)			818
CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 18.6%
AerCap Ireland Capital DAC
3.950% due 02/01/2022		200	200
4.450% due 12/16/2021		300	303
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~		700	701
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	400	438
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$400	393
Bank of America Corp. 3.864% due 07/23/2024 •		300	326
Barclays PLC
4.610% due 02/15/2023 •		400	421
4.972% due 05/16/2029 •		700	821
8.000% due 12/15/2020 •(d)(e)	EUR	200	226
BNP Paribas S.A.
4.705% due 01/10/2025 •		$300	332
7.000% due 08/16/2028 •(d)(e)		300	326
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	54
CIT Group, Inc. 4.750% due 02/16/2024		200	203
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(d)(e)	EUR	200	232
Credit Suisse Group AG 6.375% due 08/21/2026 •(d)(e)		$200	203
Credit Suisse Group Funding Guernsey Ltd. 4.550% due 04/17/2026		500	575
Crown Castle International Corp. 3.400% due 02/15/2021		300	305
Deutsche Bank AG
3.961% due 11/26/2025 •		400	420
4.250% due 02/04/2021		700	708
FCE Bank PLC 0.221% due 08/26/2020 •	EUR	200	224
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~		$700	694
3.937% (US0003M + 2.550%) due 01/07/2021 ~		200	197
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022		400	385
Goldman Sachs Group, Inc.
1.963% (US0003M + 1.600%) due 11/29/2023 ~		300	306
2.020% (US0003M + 1.000%) due 07/24/2023 ~		200	200
2.101% (US0003M + 1.110%) due 04/26/2022 ~		200	201
Harley-Davidson Financial Services, Inc. 1.284% (US0003M + 0.940%) due 03/02/2021 ~		400	398
HSBC Holdings PLC
4.292% due 09/12/2026 •		300	334
4.583% due 06/19/2029 •		100	116
JPMorgan Chase & Co.
1.830% (US0003M + 1.480%) due 03/01/2021 ~		300	302
1.891% (US0003M + 0.900%) due 04/25/2023 ~		400	402
2.250% (US0003M + 1.230%) due 10/24/2023 ~		300	303
Lazard Group LLC 4.500% due 09/19/2028		800	903
LeasePlan Corp. NV 2.875% due 10/24/2024		200	206
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		300	309
4.050% due 08/16/2023		300	327

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

7.625% due 06/27/2023 •(d)(e)	GBP	300	381
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		$200	206
Nationwide Building Society
4.302% due 03/08/2029 •		300	341
4.363% due 08/01/2024 •		300	325
Navient Corp. 6.625% due 07/26/2021		200	197
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		100	94
Regions Bank 0.934% (US0003M + 0.500%) due 08/13/2021 ~		300	300
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		500	539
4.519% due 06/25/2024 •		200	217
4.800% due 04/05/2026		500	579
8.625% due 08/15/2021 •(d)(e)		300	313
Santander UK Group Holdings PLC
3.823% due 11/03/2028 •		950	1,047
7.375% due 06/24/2022 •(d)(e)	GBP	200	254
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		$700	727
Societe Generale S.A. 6.750% due 04/06/2028 •(d)(e)		300	299
Springleaf Finance Corp.
6.125% due 03/15/2024		250	255
8.250% due 12/15/2020		100	103
UniCredit SpA 7.830% due 12/04/2023		600	695
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	200	224
Wells Fargo & Co.
1.990% (US0003M + 1.230%) due 10/31/2023 ~		$200	202
2.600% due 07/22/2020		100	100
3.000% due 04/22/2026		300	328
			20,720
INDUSTRIALS 7.8%
American Airlines Pass-Through Trust 3.250% due 04/15/2030		85	70
Broadcom, Inc. 4.110% due 09/15/2028		315	345
Charter Communications Operating LLC 4.464% due 07/23/2022		500	533
Constellation Brands, Inc.
1.092% (US0003M + 0.700%) due 11/15/2021 ~		100	100
2.650% due 11/07/2022		200	209
D.R. Horton, Inc.
4.375% due 09/15/2022		100	106
4.750% due 02/15/2023		200	216
Dell International LLC 4.420% due 06/15/2021		50	51
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~		200	197
Hasbro, Inc. 2.600% due 11/19/2022		200	207
Hyundai Capital America 1.108% due 09/18/2020 •		700	699
IHS Markit Ltd. 5.000% due 11/01/2022		200	215
Imperial Brands Finance PLC 3.750% due 07/21/2022		400	418
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	200
Microchip Technology, Inc. 3.922% due 06/01/2021		400	408
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	163	217
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		$500	503
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		600	616
Petroleos Mexicanos 6.840% due 01/23/2030		200	176
Schaeffler Finance BV 3.250% due 05/15/2025	EUR	400	447
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		$800	822
Southern Co. 2.950% due 07/01/2023		300	317
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	223
TEGNA, Inc. 4.625% due 03/15/2028		200	185

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		78	77
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		100	100
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	322
Transocean, Inc. 7.250% due 11/01/2025		100	56
Volkswagen Group of America Finance LLC 1.204% (US0003M + 0.770%) due 11/13/2020 ~		600	600
			8,635
UTILITIES 2.4%
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		200	201
1.498% (US0003M + 1.180%) due 06/12/2024 ~		300	301
CNOOC Finance Ltd. 3.000% due 05/09/2023		300	313
Duke Energy Corp. 0.965% (US0003M + 0.650%) due 03/11/2022 ~		300	300
ONEOK, Inc. 4.550% due 07/15/2028		700	735
Petrobras Global Finance BV
5.299% due 01/27/2025		325	339
6.125% due 01/17/2022		200	210
Rio Oil Finance Trust 8.200% due 04/06/2028		250	252
			2,651
Total Corporate Bonds & Notes (Cost $30,768)			32,006
U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.305% due 03/25/2034 •		9	9
1.085% due 04/25/2032 •		13	13
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		1,410	1,536
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2050 - 09/01/2050		14,600	15,164
3.000% due 09/01/2050		4,200	4,409
Total U.S. Government Agencies (Cost $20,937)			21,131
U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021		2,380	2,394
0.750% due 07/15/2028		1,226	1,383
1.375% due 02/15/2044		220	301
1.750% due 01/15/2028		734	877
U.S. Treasury Notes
1.250% due 07/31/2023 (j)		587	607
1.500% due 02/15/2030		6,300	6,811
2.625% due 02/15/2029		360	422
2.875% due 05/15/2028 (j)		1,100	1,298
3.125% due 11/15/2028 (g)		3,300	3,990
Total U.S. Treasury Obligations (Cost $16,819)			18,083
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		157	151
Banc of America Funding Trust 3.905% due 06/20/2032 ~		29	28
Bear Stearns Adjustable Rate Mortgage Trust
3.345% due 03/25/2035 ~		1	1
3.889% due 02/25/2034 ~		30	29
Bear Stearns ALT-A Trust 3.899% due 05/25/2036 ^~		790	540
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		508	463
Countrywide Home Loan Mortgage Pass-Through Trust 3.427% due 08/25/2034 ^~		8	7
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.303% due 07/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		322	275
EMF-NL Prime BV 0.407% due 04/17/2041 •	EUR	50	52
GSR Mortgage Loan Trust
2.906% due 06/25/2034 ~		$17	16
5.750% due 01/25/2037 ^		17	15
HarborView Mortgage Loan Trust 3.874% due 06/19/2036 ^~		161	109

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 3.520% due 05/25/2034 ~		51	50
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.045% due 08/15/2032 •		104	98
Residential Accredit Loans, Inc. Trust 6.014% due 09/25/2037 ~		571	472
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		205	118
Structured Asset Mortgage Investments Trust 0.444% due 07/19/2035 •		32	30
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	1,190	1,475
WaMu Mortgage Pass-Through Certificates Trust
2.904% due 08/25/2042 •		$16	15
3.349% due 03/25/2037 ^~		600	531
Total Non-Agency Mortgage-Backed Securities (Cost $4,717)			4,485
ASSET-BACKED SECURITIES 19.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 11/25/2035 •		645	630
1.205% due 09/25/2034 •		489	480
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,000	1,116
Babson Euro CLO BV 0.659% due 10/25/2029 •		479	533
Bayview Financial Acquisition Trust 6.096% due 12/28/2036 þ		$476	490
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		310	310
Bear Stearns Asset-Backed Securities Trust
0.415% due 02/25/2037 •		551	484
0.815% due 02/25/2036 •		626	621
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	500	559
CIT Mortgage Loan Trust 1.685% due 10/25/2037 •		$400	384
Countrywide Asset-Backed Certificates 0.385% due 06/25/2047 ^•		509	447
Countrywide Asset-Backed Certificates Trust 0.925% due 08/25/2047 •		217	207
CSAB Mortgage-Backed Trust 0.325% due 11/25/2036 •		1,017	232
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	500	559
Fremont Home Loan Trust 0.325% due 01/25/2037 •		$651	411
HSI Asset Securitization Corp. Trust 0.705% due 01/25/2036 •		400	338
IXIS Real Estate Capital Trust 0.415% due 01/25/2037 •		126	60
LCM LP 2.175% due 10/20/2027 •		400	393
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		438	449
LoanCore Issuer Ltd. 1.315% due 05/15/2036 •		1,000	990
Morgan Stanley ABS Capital, Inc. Trust 0.725% due 12/25/2034 •		231	219
OZLM Ltd. 1.810% due 04/30/2027 •		600	596
Palmer Square Loan Funding Ltd.
1.177% due 02/20/2028 •		394	388
1.292% due 11/15/2026 •		374	370
Residential Asset Securities Corp. Trust
0.445% due 07/25/2036 ^•		1,420	1,162
0.585% due 02/25/2036 •		1,570	1,513
Saxon Asset Securities Trust 0.495% due 09/25/2037 •		475	448
SG Mortgage Securities Trust 0.395% due 10/25/2036 •		700	511
Sierra Madre Funding Ltd. 0.575% due 09/07/2039 •		1,334	1,213
Sound Point CLO Ltd. 2.193% due 01/23/2029 •		800	786
Soundview Home Loan Trust 0.385% due 06/25/2037 •		704	556
Terwin Mortgage Trust 0.555% due 01/25/2037 •		685	332
Tikehau CLO BV 0.880% due 12/07/2029 •	EUR	400	445
Tralee CLO Ltd. 2.245% due 10/20/2028 •		$600	591
Venture CLO Ltd.
2.248% due 10/22/2031 •		700	690
2.365% due 04/20/2029 •		700	690

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 0.410% due 05/25/2037 •		513	469
Zais CLO Ltd. 2.369% due 04/15/2028 •		494	489
Total Asset-Backed Securities (Cost $20,537)			21,161
SOVEREIGN ISSUES 3.7%
Chile Government International Bond 1.250% due 01/29/2040	EUR	100	108
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,800	587
6.350% due 08/12/2028		3,100	1,036
8.200% due 08/12/2026		1,000	365
Provincia de Buenos Aires 28.192% due 04/12/2025	ARS	380	3
Saudi Government International Bond
4.500% due 10/26/2046		$200	231
5.000% due 04/17/2049		300	372
South Africa Government International Bond 4.850% due 09/30/2029		400	380
Turkey Government International Bond
5.750% due 03/22/2024		200	199
6.350% due 08/10/2024		800	811
Total Sovereign Issues (Cost $3,983)			4,092
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~		100,000	33
Nationwide Building Society 10.250% ~		250	49
Total Preferred Securities (Cost $107)			82
		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.2%
CERTIFICATES OF DEPOSIT 0.4%
Lloyds Bank Corporate Markets PLC 1.820% (US0003M + 0.500%) due 10/26/2020 ~		$400	401
REPURCHASE AGREEMENTS (f) 0.7%			781
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	358	3
U.S. TREASURY BILLS 11.1%
0.114% due 08/20/2020 (a)(b)		$12,300	12,298
Total Short-Term Instruments (Cost $13,483)			13,483
Total Investments in Securities (Cost $112,205)			115,341
		SHARES
INVESTMENTS IN AFFILIATES 12.8%
SHORT-TERM INSTRUMENTS 12.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%
PIMCO Short-Term Floating NAV Portfolio III		1,442,604	14,223
Total Short-Term Instruments (Cost $14,219)			14,223
Total Investments in Affiliates (Cost $14,219)			14,223
Total Investments 116.7% (Cost $126,424)			$129,564
Financial Derivative Instruments (h)(i) (1.1)%(Cost or Premiums, net $(2,718))			(1,260)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

Other Assets and Liabilities, net (15.6)%	(17,237)
Net Assets 100.0%	$111,067

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$781	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(797)	$781	$781
Total Repurchase Agreements	$(797)	$781	$781
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.240%	04/13/2020	07/13/2020	$(851)	$(852)
Total Reverse Repurchase Agreements	$(852)
(g)	Securities with an aggregate market value of $846 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(2,300) at a weighted average interest rate of 0.077%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2020	27	$4,365	$112	$17	$(4)
Euro-Bund 10-Year Bond September Futures	09/2020	17	3,371	17	0	(3)
U.S. Treasury 10-Year Note September Futures	09/2020	51	7,098	20	0	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	2	436	1	0	(2)
$150	$17	$(17)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	60	$(7,545)	$(16)	$2	$0

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

U.S. Treasury 30-Year Bond September Futures				09/2020	60		(10,714)	(30)		28	0
								$(46)		$30	$0
Total Futures Contracts								$104		$47	$(17)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.996%		$200	$(1)	$1	$0	$0	$0
British Telecomminications	1.000	Quarterly	12/20/2024	0.932	EUR	300	1	0	1	0	0
							$0	$1	$1	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly		06/20/2025		$3,610	$62	$(40)	$22	$0	$(29)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly		12/20/2024	EUR	700	(18)	5	(13)	0	(2)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly		06/20/2022		900	(27)	13	(14)	0	(1)
							$17	$(22)	$(5)	$0	$(32)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	8,800	$(242)	$(26)	$(268)	$0	$(1)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	900	0	7	7	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		200	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		400	2	3	5	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		300	0	5	5	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		300	0	5	5	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		200	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		100	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		2,100	1	34	35	0	(2)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	12/14/2023		$400	(4)	38	34	0	0
Pay	3-Month USD-LIBOR	0.622	Semi-Annual	03/20/2025		3,300	0	54	54	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		200	(3)	(28)	(31)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		3,400	199	(664)	(465)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		5,000	(57)	(596)	(653)	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,200	(14)	(120)	(134)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		600	(11)	(72)	(83)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		300	0	(41)	(41)	1	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(122)	(766)	(888)	13	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	(32)	(17)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		100	0	(36)	(36)	1	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		300	(1)	(78)	(79)	3	0
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025	GBP	600	(7)	(3)	(10)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(24)	(33)	1	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		52,000	0	(2)	(2)	0	(1)
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		62,000	0	(6)	(6)	0	(1)
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	18,000	(18)	120	102	2	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	900	0	103	103	0	(9)
							$(271)	$(2,117)	$(2,388)	$38	$(16)
Total Swap Agreements							$(254)	$(2,138)	$(2,392)	$38	$(48)
Cash of 2,016 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	07/2020	RUB	5,033	$72	$2	$0
07/2020	$22	RUB	1,687	2	0
08/2020	29	2,034	0	(1)
BPS	07/2020	627	EUR	558	0	(1)
07/2020	200	RUB	13,833	0	(6)
08/2020	40	2,793	0	(1)
CBK	07/2020	CAD	1,048	$765	0	(7)
07/2020	JPY	2,600	24	0	0
08/2020	$35	RUB	2,421	0	(1)
GLM	07/2020	107	8,093	7	0
08/2020	30	2,103	0	(1)
01/2021	69	BRL	300	0	(14)
HUS	07/2020	GBP	1,216	$1,507	1	0
07/2020	$94	EUR	83	0	0
07/2020	77	RUB	5,392	0	(2)
09/2020	80	INR	6,118	0	0
01/2021	BRL	300	$46	0	(9)
JPM	07/2020	RUB	54,452	780	17	0
08/2020	$75	RUB	5,256	0	(2)
SCX	07/2020	EUR	7,007	$7,799	0	(73)
08/2020	6,366	7,155	0	(2)
08/2020	GBP	1,216	1,492	0	(15)
UAG	07/2020	$121	RUB	8,630	2	(2)
08/2020	96	6,829	0	(1)
Total Forward Foreign Currency Contracts	$31	$(138)
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.860%	02/26/2021	190	$12	$5
Total Purchased Options	$12	$5
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	300	$0	$(1)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	01/20/2021	200	0	0
$0	$(1)

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	0.780%	02/26/2021	530	$(11)		$(4)
Total Written Options								$(11)		$(5)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.038%	$900	$17	$(19)	$0	$(2)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.038	300	5	(6)	0	(1)
							$22	$(25)	$0	$(3)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2023	1.063%	$200	$0	$0	$0	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	200	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.721	200	(8)	9	1	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	300	(5)	(13)	0	(18)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.473	100	0	(2)	0	(2)
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.996	200	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.401	100	(1)	(5)	0	(6)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	200	(6)	7	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	100	(1)	(1)	0	(2)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	700	(31)	(16)	0	(47)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.243	200	(6)	(3)	0	(9)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.735	100	(5)	5	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.444	100	(1)	(1)	0	(2)
							$(71)	$(12)	$3	$(86)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index		(0.090)%	Monthly	08/25/2037	$60	$31	$(24)	$7	$0
GST	ABX.HE.AAA.7-1 Index		(0.090)	Monthly	08/25/2037	181	93	(71)	22	0
MYC	ABX.HE.AAA.7-1 Index		(0.090)	Monthly	08/25/2037	301	155	(118)	37	0
							$279	$(213)	$66	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046	$12,481	$(2,649)	$1,485	$0	$(1,164)
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	600	(21)	26	5	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(11)	14	3	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(14)	17	3	0
							$(2,695)	$1,542	$11	$(1,164)
Total Swap Agreements							$(2,465)	$1,292	$80	$(1,253)
(j)

Securities with an aggregate market value of $1,401 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

Schedule of Investments PIMCO Strategic Bond Fund (Cont.)	June 30, 2020 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$650	$168	$818
Corporate Bonds & Notes
Banking & Finance	0	20,720	0	20,720
Industrials	0	8,635	0	8,635
Utilities	0	2,651	0	2,651
U.S. Government Agencies	0	21,131	0	21,131
U.S. Treasury Obligations	0	18,083	0	18,083
Non-Agency Mortgage-Backed Securities	0	4,485	0	4,485
Asset-Backed Securities	0	21,161	0	21,161
Sovereign Issues	0	4,092	0	4,092
Preferred Securities
Banking & Finance	0	82	0	82
Short-Term Instruments
Certificates of Deposit	0	401	0	401
Repurchase Agreements	0	781	0	781
Argentina Treasury Bills	0	3	0	3
U.S. Treasury Bills	0	12,298	0	12,298
	$0	$115,173	$168	$115,341
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,223	$0	$0	$14,223
Total Investments	$14,223	$115,173	$168	$129,564
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	47	38	0	85
Over the counter	0	116	0	116
	$47	$154	$0	$201
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(48)	0	(65)
Over the counter	0	(1,396)	0	(1,396)
	$(17)	$(1,444)	$0	$(1,461)
Total Financial Derivative Instruments	$30	$(1,290)	$0	$(1,260)
Totals	$14,253	$113,883	$168	$128,304

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7% ¤
CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 32.1%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		$11,750	$12,311
AerCap Ireland Capital DAC
3.500% due 05/26/2022		560	554
4.625% due 07/01/2022		325	328
Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026		3,600	4,045
4.000% due 01/15/2024		9,600	10,622
American Express Co. 3.700% due 08/03/2023		3,900	4,247
American Tower Corp.
3.500% due 01/31/2023		2,800	2,994
5.000% due 02/15/2024		3,000	3,419
Asian Development Bank 1.875% due 08/10/2022		5,200	5,376
Banco Santander Chile 2.700% due 01/10/2025		7,100	7,304
Bank of America Corp. 1.486% due 05/19/2024 •		7,700	7,828
Bank of Nova Scotia 2.375% due 01/18/2023		5,300	5,521
Barclays Bank PLC 7.625% due 11/21/2022 (g)		3,300	3,595
Barclays PLC
0.625% due 11/14/2023 •	EUR	8,000	8,957
1.822% (US0003M + 1.430%) due 02/15/2023 ~		$1,400	1,396
3.250% due 02/12/2027	GBP	2,100	2,769
3.684% due 01/10/2023		$1,800	1,869
4.610% due 02/15/2023 •		800	843
7.875% due 09/15/2022 •(f)(g)	GBP	2,200	2,739
BBVA USA
1.045% (US0003M + 0.730%) due 06/11/2021 ~		$5,300	5,260
3.500% due 06/11/2021		1,656	1,692
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,315
3.099% due 01/01/2030		3,400	3,484
BNP Paribas S.A.
2.950% due 05/23/2022		2,900	3,003
3.500% due 03/01/2023		800	847
Boston Properties LP 3.400% due 06/21/2029		9,400	10,383
Cantor Fitzgerald LP 6.500% due 06/17/2022		2,800	2,972
Capital One Financial Corp. 4.250% due 04/30/2025		2,600	2,925
Citigroup, Inc. 1.678% due 05/15/2024 •		11,500	11,732
Community Preservation Corp. 2.867% due 02/01/2030		15,000	14,358
Cooperatieve Rabobank UA 3.875% due 09/26/2023		3,400	3,717
CPI Property Group S.A.
1.625% due 04/23/2027	EUR	3,900	4,167
2.750% due 05/12/2026		1,500	1,726
Credit Agricole S.A.
2.040% (US0003M + 1.020%) due 04/24/2023 ~		$4,600	4,607
3.750% due 04/24/2023		10,300	11,031
Credit Suisse Group AG 3.574% due 01/09/2023		2,900	3,010
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		2,700	2,869
Crown Castle International Corp. 5.250% due 01/15/2023		2,600	2,894
Equitable Holdings, Inc.
3.900% due 04/20/2023		7,238	7,751
4.350% due 04/20/2028		7,000	7,844
ERP Operating LP 4.150% due 12/01/2028		1,900	2,251
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	13,968

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

European Investment Bank
1.625% due 10/09/2029		13,150	14,085
2.375% due 05/24/2027		10,000	11,173
2.875% due 06/13/2025		10,500	11,745
3.300% due 02/03/2028	AUD	3,400	2,720
HAT Holdings LLC 5.250% due 07/15/2024		$4,500	4,599
Host Hotels & Resorts LP
3.375% due 12/15/2029		6,100	5,836
3.875% due 04/01/2024		700	717
4.000% due 06/15/2025		1,350	1,402
HSBC Holdings PLC 3.033% due 11/22/2023 •		10,000	10,453
ING Bank NV 0.750% due 11/24/2020	EUR	300	338
ING Groep NV
1.400% due 07/01/2026 •(b)		$6,300	6,322
4.625% due 01/06/2026		5,300	6,219
International Bank for Reconstruction & Development 2.250% due 01/17/2023	CAD	12,600	9,681
JPMorgan Chase & Co. 3.797% due 07/23/2024 •		$2,800	3,037
KEB Hana Bank 3.375% due 01/30/2022		10,100	10,495
Kilroy Realty LP
3.450% due 12/15/2024		2,200	2,309
4.375% due 10/01/2025		2,600	2,795
4.750% due 12/15/2028		6,600	7,410
Kreditanstalt fuer Wiederaufbau 2.000% due 09/29/2022		23,500	24,437
Lloyds Banking Group PLC
4.375% due 03/22/2028		7,200	8,360
7.625% due 06/27/2023 •(f)(g)	GBP	2,200	2,792
Low Income Investment Fund
3.386% due 07/01/2026		$1,700	1,773
3.711% due 07/01/2029		4,300	4,502
Marsh & McLennan Cos., Inc. 1.506% (US0003M + 1.200%) due 12/29/2021 ~		3,300	3,302
MGIC Investment Corp. 5.750% due 08/15/2023		2,400	2,487
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,512
1.525% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,428
3.922% due 09/11/2024 •		$2,900	3,140
National Australia Bank Ltd.
3.250% due 03/24/2022	AUD	780	564
3.625% due 06/20/2023		$8,300	9,027
4.000% due 12/16/2021	AUD	1,172	850
Nederlandse Waterschapsbank NV 2.375% due 03/24/2026		$11,000	12,056
NTT Finance Corp. 1.900% due 07/21/2021		4,200	4,251
ORIX Corp. 4.050% due 01/16/2024		4,500	4,950
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		5,400	5,731
Prologis International Funding S.A. 1.750% due 03/15/2028	EUR	4,800	5,845
Reliance Standard Life Global Funding 3.850% due 09/19/2023		$2,800	3,003
Royal Bank of Scotland Group PLC 2.359% due 05/22/2024 •		11,500	11,815
SBA Communications Corp. 4.875% due 09/01/2024		2,600	2,669
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029 (g)		6,000	6,593
Shinhan Financial Group Co. Ltd. 3.340% due 02/05/2030 •(g)		6,400	6,688
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		900	794
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~		3,300	3,252
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	10,000	11,473
1.875% (US0003M + 0.740%) due 10/18/2022 ~		$550	550
UDR, Inc.
3.100% due 11/01/2034		9,500	10,153
3.500% due 01/15/2028		1,800	1,971
USAA Capital Corp. 2.125% due 05/01/2030		6,000	6,185
Voya Financial, Inc. 3.650% due 06/15/2026		2,900	3,218
Welltower, Inc. 2.700% due 02/15/2027		12,100	12,584

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Westpac Banking Corp. 3.100% due 06/03/2021	AUD	10,300	7,284
			510,098
INDUSTRIALS 11.0%
Apple, Inc. 3.000% due 06/20/2027		$2,200	2,459
Autodesk, Inc. 3.600% due 12/15/2022		2,000	2,111
Broadcom, Inc. 3.459% due 09/15/2026		5,004	5,379
Campbell Soup Co.
0.943% (US0003M + 0.630%) due 03/15/2021 ~		1,800	1,802
3.300% due 03/15/2021		3,300	3,356
Coca-Cola European Partners PLC 4.500% due 09/01/2021		2,800	2,885
Conagra Brands, Inc. 4.300% due 05/01/2024		4,500	4,979
CRH America Finance, Inc.
3.400% due 05/09/2027		4,600	4,856
3.950% due 04/04/2028		2,500	2,747
Danone S.A.
2.077% due 11/02/2021		4,000	4,072
2.947% due 11/02/2026		5,800	6,365
3.000% due 06/15/2022		5,300	5,526
Dell International LLC
4.420% due 06/15/2021		4,100	4,215
5.450% due 06/15/2023		1,000	1,094
Ecolab, Inc. 4.350% due 12/08/2021		228	241
ERAC USA Finance LLC
2.600% due 12/01/2021		1,500	1,521
2.700% due 11/01/2023		3,000	3,037
Fiserv, Inc. 2.650% due 06/01/2030		4,600	4,863
Ford Foundation 2.815% due 06/01/2070		15,200	15,817
General Mills, Inc. 2.145% (US0003M + 1.010%) due 10/17/2023 ~		600	603
Heathrow Funding Ltd. 4.875% due 07/15/2023		3,505	3,602
International Flavors & Fragrances, Inc.
3.200% due 05/01/2023		1,100	1,144
3.400% due 09/25/2020		5,800	5,829
4.375% due 06/01/2047		1,000	1,074
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,100	3,107
2.437% due 09/11/2022		2,800	2,872
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		1,454	1,258
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	5,463
Microsoft Corp. 2.700% due 02/12/2025		5,600	6,115
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		5,300	5,395
Norfolk Southern Corp. 3.250% due 12/01/2021		700	721
NXP BV 3.400% due 05/01/2030		11,700	12,616
Owens Corning 3.400% due 08/15/2026		2,900	3,031
RELX Capital, Inc. 3.000% due 05/22/2030		10,300	11,168
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		7,100	6,894
Ryder System, Inc.
2.500% due 09/01/2022		2,800	2,882
2.875% due 06/01/2022		6,200	6,417
3.450% due 11/15/2021		1,599	1,650
salesforce.com, Inc. 3.250% due 04/11/2023		2,400	2,580
Xylem, Inc.
1.950% due 01/30/2028		5,500	5,558
2.250% due 01/30/2031		5,500	5,543
3.250% due 11/01/2026		2,400	2,653
			175,500
UTILITIES 13.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		6,516	6,255
American Water Capital Corp. 3.450% due 06/01/2029		9,000	10,322

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	1,500	1,904
Avangrid, Inc.
3.150% due 12/01/2024		$12,130	13,111
3.200% due 04/15/2025		6,300	6,892
Azure Power Energy Ltd. 5.500% due 11/03/2022		900	910
Azure Power Solar Energy Pvt Ltd. 5.650% due 12/24/2024		7,759	7,851
Baltimore Gas & Electric Co. 3.350% due 07/01/2023		4,500	4,813
British Telecommunications PLC 4.500% due 12/04/2023		3,300	3,656
Clearway Energy Operating LLC 4.750% due 03/15/2028		4,000	4,084
DTE Electric Co. 4.050% due 05/15/2048		4,200	5,186
Duke Energy Carolinas LLC 3.950% due 11/15/2028		3,000	3,571
Duke Energy Florida LLC 2.500% due 12/01/2029		9,900	10,723
Electricite de France S.A. 3.625% due 10/13/2025		3,600	4,045
Enel Finance International NV 2.650% due 09/10/2024		10,800	11,295
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		3,800	3,761
5.950% due 07/29/2026		10,400	10,293
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		6,400	6,567
Interstate Power & Light Co. 3.600% due 04/01/2029		6,000	6,755
Interstate Power and Light Co. 4.100% due 09/26/2028		3,500	4,059
MidAmerican Energy Co. 3.650% due 04/15/2029		6,000	7,165
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022		6,700	6,894
2.200% due 12/02/2026	AUD	10,300	7,035
Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$14,500	14,662
4.278% due 12/15/2028		3,300	3,858
Northern States Power Co. 2.600% due 06/01/2051		12,000	12,135
NSTAR Electric Co. 3.250% due 05/15/2029		7,800	8,862
Public Service Co. of Colorado 2.700% due 01/15/2051		4,000	4,106
Sempra Energy 0.763% (US0003M + 0.450%) due 03/15/2021 ~		4,300	4,308
Southern California Edison Co. 3.700% due 08/01/2025		4,800	5,313
Verizon Communications, Inc. 3.875% due 02/08/2029		8,000	9,481
Vodafone Group PLC 3.750% due 01/16/2024		3,000	3,279
			213,151
Total Corporate Bonds & Notes (Cost $855,652)			898,749
MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 1.6%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030		4,000	4,114
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025		3,000	3,102
2.534% due 06/01/2028		4,000	4,129
2.584% due 06/01/2029		4,450	4,568
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		4,100	4,099
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.864% due 11/01/2021		1,250	1,272
2.082% due 11/01/2024		520	549
2.371% due 11/01/2026		1,000	1,068
2.483% due 11/01/2027		850	913
2.533% due 11/01/2028		1,000	1,070
2.593% due 11/01/2029		1,200	1,284
Total Municipal Bonds & Notes (Cost $25,370)			26,168
U.S. GOVERNMENT AGENCIES 50.4%
Fannie Mae
0.236% due 07/25/2037 •		212	209
0.435% due 05/25/2037 •		8	8

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

0.545% due 03/25/2037 •	16	16
0.635% due 06/25/2049 •	3,074	3,080
0.680% due 06/25/2055 •	1,521	1,517
0.820% due 09/25/2046 •	792	791
2.310% due 08/01/2022	197	202
2.444% due 10/25/2029	14,800	16,047
2.870% due 09/01/2027	3,400	3,795
2.891% due 07/01/2044 •	59	59
2.937% due 04/25/2029	12,500	13,860
3.000% due 05/01/2028 (j)	4,311	4,558
3.058% due 09/25/2027 ~	10,000	11,254
3.160% due 06/01/2029	11,900	13,681
3.225% due 08/01/2035 •	450	454
3.320% due 05/01/2028	15,500	17,817
3.368% due 01/01/2035 •	55	57
3.527% due 04/01/2038 •	23	25
3.681% due 04/01/2038 •	13	13
3.688% due 03/01/2033 •	3	3
3.690% due 09/01/2028	7,800	9,086
3.694% due 04/01/2038 •	57	61
3.723% due 05/25/2035 ~	39	41
3.795% due 09/01/2034 •	49	52
3.812% due 07/01/2035 •	214	222
3.840% due 08/01/2035 •	102	103
3.917% due 07/01/2034 - 09/01/2035 •	29	29
3.978% due 09/01/2037 •	8	8
4.010% due 12/01/2028	9,040	10,320
6.000% due 08/01/2032	6	6
6.500% due 06/25/2044	38	45
7.500% due 02/01/2027	35	36
Freddie Mac
0.770% due 12/15/2042 •	6,364	6,379
0.895% due 10/15/2037 •	10	11
1.144% due 08/25/2029 ~(a)	25,500	1,840
2.700% due 08/01/2023	28,600	29,858
2.875% due 04/25/2026	9,500	10,509
2.939% due 04/25/2029	9,500	10,810
3.500% due 12/01/2047 - 05/01/2048 (j)	42,496	45,495
3.500% due 05/01/2048	9,831	10,567
3.762% due 04/01/2038 •	29	31
3.783% due 04/01/2033 •	1	1
4.000% due 08/01/2030 - 06/01/2048	1,846	2,028
4.023% due 08/15/2032 ~	10	10
4.087% due 12/01/2022 •	5	5
4.450% due 07/01/2030 •	2	2
4.500% due 02/01/2029 - 01/01/2036	584	633
5.000% due 10/01/2039	21	24
5.500% due 01/01/2034 - 01/01/2039	441	506
6.000% due 09/01/2027 - 05/01/2040	1,731	2,010
6.500% due 05/15/2032	1,854	2,155
7.000% due 02/15/2027 - 07/01/2029	187	212
7.500% due 09/01/2025	3	3
Ginnie Mae
0.473% due 10/20/2043 •	2,634	2,630
0.523% due 05/20/2047 •	949	952
0.883% due 05/20/2066 •	836	837
0.903% due 05/20/2065 •	1,058	1,060
1.023% due 02/20/2066 •	1,092	1,096
1.103% due 09/20/2066 •	5,064	5,114
1.586% due 06/20/2067 •	7,097	7,234
1.904% due 04/20/2067 •	2,134	2,177
2.675% due 11/20/2067 •	2,389	2,446
3.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	40	41
3.000% due 02/20/2032 •	176	184
3.125% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	41	42
3.125% due 12/20/2026 •	2	2
3.250% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	25	26
3.250% due 07/20/2027 - 08/20/2027 •	10	11
3.500% due 08/15/2045 - 08/20/2049	30,123	32,361
3.500% due 06/20/2049 (j)	3,401	3,667
3.875% (H15T1Y + 1.500%) due 06/20/2022 ~	13	13
4.000% due 09/20/2040 - 07/20/2048	42,494	47,042
4.000% due 07/20/2048 (j)	4,408	4,921
5.000% due 03/15/2033 - 05/15/2042	498	565
6.000% due 04/15/2037	34	38
7.000% due 08/15/2031 - 02/20/2032	6	6
Ginnie Mae, TBA
3.000% due 08/01/2050	2,800	2,960
4.000% due 07/01/2050	2,000	2,116
4.500% due 07/01/2050	57,100	60,963
5.000% due 08/01/2050	3,000	3,278
Small Business Administration
5.130% due 09/01/2023	29	31
5.520% due 06/01/2024	164	175
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	15,600	16,280

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

3.000% due 04/01/2034 - 03/01/2050		43,623	46,010
3.000% due 08/01/2046 (j)		17,723	18,750
3.500% due 10/01/2025 - 03/01/2047		1,969	2,143
4.000% due 10/01/2024 - 01/01/2049		56,447	59,871
4.000% due 06/01/2049 (j)		25,710	27,261
4.500% due 03/01/2023 - 10/01/2042		1,398	1,548
5.000% due 02/01/2038 - 02/01/2041		239	274
5.500% due 04/01/2021 - 02/01/2049		12,891	14,660
6.000% due 01/01/2024 - 09/01/2039		1,573	1,804
6.500% due 01/01/2026 - 01/01/2029		3	4
Uniform Mortgage-Backed Security, TBA
2.000% due 09/01/2050		50,000	50,917
2.500% due 07/01/2050 - 09/01/2050		82,300	85,520
3.000% due 09/01/2050		56,000	58,780
4.000% due 07/01/2035		500	529
5.500% due 08/01/2050		2,000	2,200
6.000% due 07/01/2050		3,000	3,339
Total U.S. Government Agencies (Cost $777,838)			802,422
U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
2.000% due 02/15/2050 (j)		9,200	10,534
2.500% due 02/15/2045		1,900	2,344
2.750% due 11/15/2042 (n)		1,600	2,050
2.875% due 05/15/2043		3,900	5,097
2.875% due 08/15/2045 (n)		1,500	1,977
3.000% due 05/15/2042 (n)		700	932
3.000% due 11/15/2044		2,100	2,812
3.000% due 05/15/2045 (j)		34,700	46,598
3.125% due 02/15/2043		12,100	16,410
3.125% due 08/15/2044		3,200	4,364
3.375% due 05/15/2044		1,500	2,122
3.625% due 02/15/2044		2,200	3,221
3.750% due 11/15/2043		7,600	11,314
U.S. Treasury Notes
1.750% due 06/30/2024 (l)(n)		3,200	3,395
1.875% due 07/31/2022 (l)(n)		2,631	2,725
2.000% due 10/31/2021 (l)		864	885
Total U.S. Treasury Obligations (Cost $107,440)			116,780
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Assets Trust 6.250% due 11/25/2046 þ		1,355	1,237
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,956	1,716
BCAP LLC Trust
0.618% due 01/26/2036 •		137	137
4.869% due 03/26/2037 þ		199	199
Bear Stearns Structured Products, Inc. Trust 4.251% due 12/26/2046 ^~		494	434
Credit Suisse Mortgage Capital Mortgage-Backed Trust 0.785% due 04/25/2037 •		3,111	984
DC Office Trust 2.965% due 09/15/2045		13,400	14,526
FirstMac Mortgage Funding Trust 1.388% due 03/08/2049 •	AUD	3,300	2,265
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	5,232
GSMPS Mortgage Loan Trust 0.585% due 04/25/2036 •		1,628	1,329
GSR Mortgage Loan Trust 3.747% due 03/25/2047 ^~		1,568	1,275
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~		2	2
IndyMac Mortgage Loan Trust 3.528% due 01/25/2036 ^~		691	623
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		2,459	1,606
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		1,041	1,052
MASTR Alternative Loan Trust 5.000% due 11/25/2033		4	4
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		4,656	4,838
MortgageIT Mortgage Loan Trust 0.415% due 04/25/2036 •		1,151	1,075
Residential Accredit Loans, Inc. Trust 0.375% due 07/25/2036 •		1,524	1,441
Structured Asset Mortgage Investments Trust 0.445% due 03/25/2037 •		838	417
Thornburg Mortgage Securities Trust 4.085% due 10/25/2046 •		972	932
Towd Point Mortgage Funding 1.392% due 07/20/2045 •	GBP	10,930	13,508

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •		5,554	6,884
WaMu Mortgage Pass-Through Certificates Trust
3.526% due 12/25/2036 ^~		$893	810
3.598% due 03/25/2037 ~		973	941
Total Non-Agency Mortgage-Backed Securities (Cost $65,603)			63,467
ASSET-BACKED SECURITIES 2.4%
Ares CLO Ltd. 2.325% due 04/17/2026 •		365	365
Bear Stearns Asset-Backed Securities Trust
0.328% due 08/25/2036 •		435	531
1.160% due 05/25/2035 •		3,166	3,104
Chesapeake Funding LLC 0.555% due 08/15/2030 •		1,873	1,841
Countrywide Asset-Backed Certificates 0.415% due 05/25/2037 •		2,300	2,051
GSAMP Trust 0.255% due 12/25/2036 •		308	169
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •		243	92
JPMorgan Mortgage Acquisition Corp. 0.595% due 10/25/2035 ^•		3,300	3,156
LCM LP 2.175% due 10/20/2027 •		3,400	3,343
Lehman XS Trust 5.220% due 01/25/2036 ^þ		4,134	4,142
Morgan Stanley ABS Capital, Inc. Trust
0.315% due 01/25/2037 •		3,298	1,854
0.335% due 06/25/2036 •		782	670
1.435% due 07/25/2037 •		400	339
Morgan Stanley IXIS Real Estate Capital Trust 0.335% due 11/25/2036 •		9,358	4,252
Morgan Stanley Mortgage Loan Trust 0.545% due 04/25/2037 •		339	161
New Century Home Equity Loan Trust 3.185% due 01/25/2033 ^~		1,025	936
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •		29	29
Option One Mortgage Loan Trust 0.405% due 02/25/2037 •		4,367	2,686
Palmer Square Loan Funding Ltd. 1.869% due 07/15/2026 •		1,169	1,160
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,386	1,610
SLM Student Loan Trust
1.111% due 01/25/2027 •		1,135	1,119
1.541% due 04/27/2026 •		157	157
Structured Asset Securities Corp. Mortgage Loan Trust 1.535% due 12/25/2034 •		327	326
Utah State Board of Regents 0.918% due 01/25/2057 •		1,506	1,475
Venture CLO Ltd. 1.171% due 02/28/2026 •		1,828	1,804
Total Asset-Backed Securities (Cost $36,191)			37,372
SOVEREIGN ISSUES 6.1%
Export Development Canada 1.800% due 09/01/2022	CAD	10,600	8,043
Guatemala Government International Bond 5.375% due 04/24/2032		$5,400	5,980
Hong Kong Government International Bond 2.500% due 05/28/2024		9,300	9,827
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		1,200	1,305
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	5,000
Korea International Bond 2.000% due 06/19/2024		9,400	9,809
Paraguay Government International Bond 4.950% due 04/28/2031		1,500	1,678
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		6,200	6,215
Province of Ontario 2.650% due 02/05/2025	CAD	24,325	19,437
Province of Quebec
1.850% due 02/13/2027		8,000	6,218
2.450% due 03/01/2023		5,000	3,874
2.600% due 07/06/2025		19,600	15,720

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Queensland Treasury Corp. 3.000% due 03/22/2024	AUD	5,200	3,920
Total Sovereign Issues (Cost $94,188)			97,026
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(c)		260,000	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Farm Credit Bank of Texas 10.000% due 07/30/2020 (f)(h)		2,000	2,020
Total Preferred Securities (Cost $2,060)			2,020
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (i) 1.1%			18,282
U.S. TREASURY BILLS 0.2%
0.124% due 08/06/2020 - 08/27/2020 (d)(e)(l)(n)		$2,304	2,304
Total Short-Term Instruments (Cost $20,586)			20,586
Total Investments in Securities (Cost $1,984,928)			2,064,590
Total Investments 129.7% (Cost $1,984,928)			$2,064,590
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $(2,791))			(3,853)
Other Assets and Liabilities, net (29.5)%			(468,868)
Net Assets 100.0%			$1,591,869

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	09/30/2010	$2,060	$2,020	0.13%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	06/30/2020	07/01/2020	$1,782	U.S. Treasury Notes 1.750% due 05/31/2022	$(1,818)	$1,782	$1,782
SAL	0.130	06/30/2020	07/01/2020	16,500	U.S. Treasury Bills 0.000% due 08/13/2020	(16,834)	16,500	16,500
Total Repurchase Agreements	$(18,652)	$18,282	$18,282
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	0.240%	04/13/2020	07/13/2020	$(2,877)	$(2,878)
CIB	0.270	06/04/2020	07/14/2020	(98,520)	(98,540)
DEU	0.190	06/25/2020	07/02/2020	(7,276)	(7,277)
0.190	06/26/2020	07/06/2020	(7,958)	(7,958)
Total Reverse Repurchase Agreements	$(116,653)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
GSC	0.080%	06/25/2020	07/09/2020	$(10,505)	$(10,505)
Total Sale-Buyback Transactions	$(10,505)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/01/2050	$6,100	$(6,425)	$(6,415)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Uniform Mortgage-Backed Security, TBA	3.500	08/01/2050	5,000	(5,257)	(5,259)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	76,600	(81,256)	(81,211)
Total Short Sales (5.8)%	$(92,938)	$(92,885)
(j)	Securities with an aggregate market value of $129,826 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(210,023) at a weighted average interest rate of 0.664%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2020 Futures	$135.500	07/24/2020	134	$	134	$(52)	$(4)
Total Written Options	$(52)	$(4)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	961	$120,838	$268	$0	$(30)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	57	12,435	(103)	9	(59)
$165	$9	$(89)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	09/2020	60	$(6,161)	$(98)	$8	$(5)
Euro-Bund 10-Year Bond September Futures	09/2020	12	(2,380)	(20)	2	0
Put Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	90	(3)	70	1	0
Put Options Strike @ EUR 172.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	94	(6)	35	0	0
U.S. Treasury 10-Year Note September Futures	09/2020	762	(106,049)	(326)	119	0
U.S. Treasury 30-Year Bond September Futures	09/2020	94	(16,785)	(206)	44	0
United Kingdom Long Gilt September Futures	09/2020	68	(11,597)	26	13	(19)
$(519)	$187	$(24)
Total Futures Contracts	$(354)	$196	$(113)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.484%	$1,600	$16	$(11)	$5	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.552	3,500	38	(22)	16	0	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.395	100	1	(1)	0	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.296	EUR	2,000	16	16	32	0	0
$71	$(18)	$53	$0	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	7,600	$(209)	$(23)	$(232)	$0	$(1)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050		6,900	(149)	(92)	(241)	0	(39)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		10,900	(275)	(103)	(378)	0	(59)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	6,840,000	(1,133)	(131)	(1,264)	27	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		770,000	0	(32)	(32)	0	(4)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		380,000	0	(15)	(15)	0	(2)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		640,000	0	(16)	(16)	0	(4)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		1,030,000	(1)	(21)	(22)	0	(6)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		385,000	0	(9)	(9)	0	(2)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		385,000	0	(9)	(9)	0	(2)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		192,000	0	(7)	(7)	0	(1)
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		468,000	1	(22)	(21)	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		750,000	(118)	(44)	(162)	6	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		770,000	(116)	(57)	(173)	6	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,000,000	430	129	559	0	(17)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		390,000	(90)	(24)	(114)	3	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		520,000	(137)	(52)	(189)	6	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		259,000	0	(66)	(66)	0	(8)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		259,000	0	(65)	(65)	0	(8)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		1,592,000	(700)	(775)	(1,475)	53	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		100,000	(51)	(51)	(102)	4	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		290,000	(99)	(149)	(248)	10	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		150,000	(73)	(75)	(148)	5	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		497,300	(208)	(252)	(460)	18	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		490,000	66	(147)	(81)	0	(17)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		120,000	0	(24)	(24)	0	(4)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		130,000	318	(85)	233	0	(8)
							$(2,544)	$(2,217)	$(4,761)	$138	$(185)
Total Swap Agreements							$(2,473)	$(2,235)	$(4,708)	$138	$(185)
(l)	Securities with an aggregate market value of $5,241 and cash of $6,740 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability
BOA		08/2020			$11,262		EUR	9,976	$0		$(43)
		08/2020			12,667		GBP	10,217	0		(4)
CBK		08/2020		JPY	63,700			$596	6		0
		08/2020			$8,076		EUR	7,353	193		0
GLM		08/2020		GBP	36,473			$44,813	0		(394)
HUS		07/2020			$4,894		CAD	6,704	44		0
		08/2020		CAD	6,704			$4,895	0		(44)
		08/2020		EUR	1,517			1,715	9		0
		09/2020		THB	4,101			128	0		(5)
MYI		07/2020		AUD	41,304			27,407	0		(1,097)
		07/2020			$27,248		AUD	41,304	1,256		0
		07/2020			37,225		CAD	50,849	230		0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

08/2020	CAD	50,849	$37,228	0	(230)
08/2020	EUR	45,520	49,417	0	(1,775)
SCX	07/2020	$28,416	AUD	41,304	88	0
08/2020	AUD	41,304	$28,419	0	(90)
TOR	07/2020	41,304	27,452	0	(1,051)
07/2020	CAD	85,087	61,770	0	(905)
07/2020	$20,174	CAD	27,534	107	0
08/2020	CAD	27,534	$20,176	0	(107)
UAG	08/2020	$1,032	GBP	814	0	(23)
Total Forward Foreign Currency Contracts	$1,933	$(5,768)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	$(81)	$0
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	$102.055	08/06/2020	600	$(2)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	6,400	(27)	(6)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	3,900	(29)	(20)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	700	(4)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	18,700	(123)	(22)
$(185)	$(50)
Total Written Options	$(266)	$(50)
(n)

Securities with an aggregate market value of $3,321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$510,098	$0	$510,098
Industrials	0	175,500	0	175,500
Utilities	0	213,151	0	213,151
Municipal Bonds & Notes
California	0	26,168	0	26,168
U.S. Government Agencies	0	802,422	0	802,422
U.S. Treasury Obligations	0	116,780	0	116,780
Non-Agency Mortgage-Backed Securities	0	63,467	0	63,467
Asset-Backed Securities	0	37,372	0	37,372
Sovereign Issues	0	97,026	0	97,026
Preferred Securities
Banking & Finance	0	2,020	0	2,020
Short-Term Instruments
Repurchase Agreements	0	18,282	0	18,282
U.S. Treasury Bills	0	2,304	0	2,304
Total Investments	$0	$2,064,590	$0	$2,064,590
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(92,885)	$0	$(92,885)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	196	138	0	334
Over the counter	0	1,933	0	1,933
$196	$2,071	$0	$2,267
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(113)	(189)	0	(302)
Over the counter	0	(5,818)	0	(5,818)
$(113)	$(6,007)	$0	$(6,120)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2020 (Unaudited)

Total Financial Derivative Instruments	$83	$(3,936)	$0	$(3,853)
Totals	$83	$1,967,769	$0	$1,967,852

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Altice France S.A. 4.185% (LIBOR03M + 4.000%) due 08/14/2026 ~		$11,722	$11,317
American Honda Finance Corp. 1.156% (LIBOR03M + 0.850%) due 03/29/2021 «~		31,800	31,648
Encina Private Credit LLC 4.514% (LIBOR03M + 3.514%) due 11/30/2025 «~		17,334	17,334
GHH Holdings Ltd. 2.532% (BP0003M + 1.850%) due 12/04/2024 «~(l)	GBP	50,000	59,409
HCA, Inc. 1.928% (LIBOR03M + 1.750%) due 03/13/2025 ~		$2,900	2,850
Hotel (PL Property) Ltd. 2.568% (BP0003M + 1.900%) due 02/07/2023 «~(l)	GBP	36,000	44,001
KRE Broadway Owner LLC 2.200% (LIBOR03M + 1.700%) due 08/10/2023 «~		$100,000	98,713
Marriott Ownership Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 08/29/2025 «~		2,765	2,599
NCI Building Systems, Inc. 3.941% (LIBOR03M + 3.750%) due 04/12/2025 ~		3,430	3,274
PG&E Corp. 2.440% (LIBOR03M + 2.250%) due 12/31/2020 ~		62,100	61,906
PKY- San Felipe Plaza LP 3.550% (LIBOR03M + 2.050%) due 12/09/2021 «~µ(l)		122,000	121,420
Project Bull 2.188% (LIBOR03M + 2.000%) due 03/11/2021 «~		100,210	100,084
Qatar National Bank SAQ 1.277% (LIBOR03M + 0.900%) due 12/22/2020 «~		68,100	67,981
Refinitiv U.S. Holdings, Inc. 3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	32,833	36,277
State of Qatar 1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		$73,000	73,000
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,302
T Mobile USA, Inc. 3.178% (LIBOR03M + 3.000%) due 04/01/2027 ~		27,800	27,800
Tawny Funding S.A. 3.150% (EUR003M + 3.150%) due 03/16/2023 «~(l)	EUR	174,448	187,220
Toyota Motor Credit Corp.
0.886% (LIBOR03M + 0.580%) due 09/28/2020 «~		$23,800	23,767
1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		59,800	59,525
Verifone Systems, Inc. 4.377% (LIBOR03M + 4.000%) due 08/20/2025 ~		9,259	7,831
Wyndham Hotels & Resorts, Inc. 1.928% (LIBOR03M + 1.750%) due 05/30/2025 ~		1,474	1,397
Total Loan Participations and Assignments (Cost $1,089,426)			1,058,655
CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 19.9%
ABN AMRO Bank NV 5.750% due 09/22/2020 •(j)(k)	EUR	1,100	1,236
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$31,600	29,686
3.500% due 01/15/2025		10,450	9,814
3.950% due 02/01/2022		200	200
4.125% due 07/03/2023		5,972	5,843
4.450% due 10/01/2025		24,500	23,534
4.450% due 04/03/2026		3,900	3,699
4.625% due 10/30/2020		17,518	17,595
4.625% due 07/01/2022		1,115	1,127
4.875% due 01/16/2024		1,000	994
AIA Group Ltd. 0.826% (US0003M + 0.520%) due 09/20/2021 ~		9,800	9,813
AIB Group PLC
4.263% due 04/10/2025 •		4,000	4,266
4.750% due 10/12/2023		1,100	1,187
AIG Global Funding 2.300% due 07/01/2022		10,800	11,130
Air Lease Corp. 4.250% due 02/01/2024		3,900	3,996
Aircastle Ltd. 5.500% due 02/15/2022		2,500	2,525

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031		3,700	4,130
3.900% due 06/15/2023		20,500	22,193
3.950% due 01/15/2028		600	685
4.000% due 01/15/2024		1,500	1,660
4.900% due 12/15/2030		2,300	2,876
Allstate Corp. 0.936% (US0003M + 0.630%) due 03/29/2023 ~		1,400	1,397
Ambac LSNI LLC 6.000% due 02/12/2023 •		31,681	31,383
American Campus Communities Operating Partnership LP
3.300% due 07/15/2026		1,600	1,643
3.875% due 01/30/2031		3,400	3,571
American Express Co.
0.997% (US0003M + 0.620%) due 05/20/2022 ~		42,500	42,582
1.141% (US0003M + 0.600%) due 11/05/2021 ~		36,800	36,918
2.500% due 07/30/2024		17,200	18,234
3.400% due 02/27/2023		27,400	29,335
3.700% due 08/03/2023		11,700	12,740
American Homes 4 Rent LP
4.250% due 02/15/2028		6,678	7,150
4.900% due 02/15/2029		53,900	60,185
American International Group, Inc.
3.750% due 07/10/2025		15,500	17,172
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,618
American Tower Corp.
1.300% due 09/15/2025		11,300	11,350
2.100% due 06/15/2030		11,000	11,047
2.250% due 01/15/2022		8,000	8,202
2.400% due 03/15/2025		700	737
2.750% due 01/15/2027		23,000	24,719
3.000% due 06/15/2023		5,753	6,138
3.300% due 02/15/2021		3,145	3,199
3.375% due 05/15/2024		2,600	2,825
3.375% due 10/15/2026		4,165	4,636
3.950% due 03/15/2029		1,000	1,140
Aon Corp. 2.800% due 05/15/2030		23,300	24,959
Atrium European Real Estate Ltd. 3.000% due 09/11/2025	EUR	28,200	30,807
AvalonBay Communities, Inc.
2.300% due 03/01/2030		$10,740	11,345
2.450% due 01/15/2031		29,700	31,704
Aviation Capital Group LLC
1.300% (US0003M + 0.950%) due 06/01/2021 ~		17,500	16,647
2.875% due 01/20/2022		12,453	11,904
3.500% due 11/01/2027		1,000	825
3.875% due 05/01/2023		104,200	99,213
4.125% due 08/01/2025		28,900	26,047
4.375% due 01/30/2024		3,800	3,574
4.875% due 10/01/2025		3,800	3,485
7.125% due 10/15/2020		4,900	4,924
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		43,800	38,355
5.250% due 05/15/2024		672	614
5.500% due 01/15/2023		9,406	8,861
Banco BTG Pactual S.A. 4.500% due 01/10/2025		3,000	2,947
Banco Santander Chile 2.700% due 01/10/2025		1,200	1,235
Banco Santander S.A.
1.450% (US0003M + 1.090%) due 02/23/2023 ~		10,000	9,873
2.746% due 05/28/2025		9,900	10,266
3.848% due 04/12/2023		2,200	2,342
Bank of America Corp.
1.117% (US0003M + 0.790%) due 03/05/2024 ~		92,650	92,355
1.486% due 05/19/2024 •		47,700	48,494
2.020% (US0003M + 1.000%) due 04/24/2023 ~		44,500	44,742
3.419% due 12/20/2028 •		67,957	75,730
3.550% due 03/05/2024 •		52,500	56,120
3.864% due 07/23/2024 •		62,400	67,830
4.125% due 01/22/2024		18,699	20,725
Banque Federative du Credit Mutuel S.A.
2.095% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,793
3.750% due 07/20/2023		27,900	30,190
Barclays Bank PLC
7.625% due 11/21/2022 (k)		140,120	152,632
10.000% due 05/21/2021	GBP	3,100	4,113
10.179% due 06/12/2021		$224,752	243,088
Barclays PLC
1.822% (US0003M + 1.430%) due 02/15/2023 ~		72,100	71,917
2.558% (US0003M + 2.110%) due 08/10/2021 ~		63,700	64,693
2.852% due 05/07/2026 •		48,600	50,651
2.936% (US0003M + 1.625%) due 01/10/2023 ~		48,400	48,538
3.125% due 01/17/2024	GBP	200	258

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.684% due 01/10/2023		$50,900	52,853
4.610% due 02/15/2023 •		98,800	104,055
7.750% due 09/15/2023 •(j)(k)		18,500	18,809
7.875% due 09/15/2022 •(j)(k)	GBP	5,900	7,346
8.000% due 12/15/2020 •(j)(k)	EUR	35,107	39,659
BBVA Bancomer S.A. 6.500% due 03/10/2021		$28,705	29,451
BBVA USA
1.045% (US0003M + 0.730%) due 06/11/2021 ~		72,350	71,802
2.500% due 08/27/2024		28,800	29,272
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,862
5.375% due 07/24/2023		31,500	32,810
BNP Paribas S.A.
2.219% due 06/09/2026 •		30,500	31,196
2.819% due 11/19/2025 •		9,300	9,746
3.500% due 03/01/2023		15,800	16,737
4.705% due 01/10/2025 •		138,200	153,111
5.198% due 01/10/2030 •		35,300	43,249
7.625% due 03/30/2021 •(j)(k)		1,400	1,422
Boston Properties LP
2.900% due 03/15/2030		5,250	5,499
3.200% due 01/15/2025		2,180	2,349
3.250% due 01/30/2031		9,400	10,134
3.400% due 06/21/2029		54,500	60,202
3.650% due 02/01/2026		12,100	13,422
4.500% due 12/01/2028		6,600	7,903
BPCE S.A.
4.000% due 09/12/2023		77,000	83,313
4.000% due 04/15/2024		2,000	2,224
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,900	13,263
4.550% due 10/01/2029		17,900	18,808
Brixmor Operating Partnership LP
3.250% due 09/15/2023		5,900	6,035
3.900% due 03/15/2027		3,090	3,181
4.050% due 07/01/2030		15,000	15,352
4.125% due 06/15/2026		8,500	8,903
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,737
4.350% due 04/15/2030		19,900	22,501
Camden Property Trust 2.800% due 05/15/2030		6,848	7,413
Canadian Imperial Bank of Commerce 0.950% due 06/23/2023		22,100	22,201
Capital One Financial Corp.
1.210% (US0003M + 0.450%) due 10/30/2020 ~		58,200	58,253
4.250% due 04/30/2025		50,980	57,347
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	3,227
CBL & Associates LP 5.950% due 12/15/2026 ^(e)		11,173	3,245
CC Holdings GS LLC 3.849% due 04/15/2023		2,700	2,918
Charles Schwab Corp. 5.375% due 06/01/2025 •(j)		7,800	8,352
CIT Group, Inc. 4.125% due 03/09/2021		2,000	2,008
Citibank N.A.
2.844% due 05/20/2022 •		17,400	17,748
3.650% due 01/23/2024		3,500	3,842
Citigroup, Inc.
1.373% (US0003M + 1.023%) due 06/01/2024 ~		32,300	32,230
1.546% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,023
1.678% due 05/15/2024 •		134,500	137,215
1.780% (US0003M + 1.430%) due 09/01/2023 ~		4,626	4,674
1.951% (US0003M + 0.960%) due 04/25/2022 ~		72,200	72,614
2.572% due 06/03/2031 •(l)		39,200	40,566
2.876% due 07/24/2023 •		5,913	6,156
3.200% due 10/21/2026		2,800	3,073
3.887% due 01/10/2028 •		13,000	14,660
4.044% due 06/01/2024 •		3,855	4,187
CNH Industrial Capital LLC 3.875% due 10/15/2021		200	205
Cooperatieve Rabobank UA
2.625% due 07/22/2024		29,800	31,683
3.875% due 09/26/2023		28,550	31,215
4.375% due 08/04/2025		23,800	26,871
6.625% due 06/29/2021 •(j)(k)	EUR	57,800	66,932
Corporate Office Properties LP 5.000% due 07/01/2025		$28,500	30,363
CPI Property Group S.A.
1.450% due 04/14/2022	EUR	15,500	17,341
1.625% due 04/23/2027		23,300	24,896
2.125% due 10/04/2024		200	226
4.750% due 03/08/2023		$7,300	7,703

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Credit Agricole S.A. 1.907% due 06/16/2026 •		19,000	19,284
Credit Suisse AG 6.500% due 08/08/2023 (k)		14,700	16,113
Credit Suisse Group AG
2.193% due 06/05/2026 •		53,250	53,978
2.593% due 09/11/2025 •		23,800	24,628
2.997% due 12/14/2023 •		1,200	1,250
3.574% due 01/09/2023		3,400	3,529
4.207% due 06/12/2024 •		6,500	6,992
6.250% due 12/18/2024 •(j)(k)		3,300	3,452
7.125% due 07/29/2022 •(j)(k)		1,400	1,443
7.250% due 09/12/2025 •(j)(k)		1,800	1,851
7.500% due 12/11/2023 •(j)(k)		10,000	10,799
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,300	25,593
3.425% (US0003M + 2.290%) due 04/16/2021 ~		154,250	156,667
3.450% due 04/16/2021		36,000	36,856
3.750% due 03/26/2025		45,535	50,253
3.800% due 09/15/2022		139,429	148,170
3.800% due 06/09/2023		86,950	93,706
4.550% due 04/17/2026		1,900	2,186
Crown Castle International Corp.
2.250% due 09/01/2021		4,075	4,110
3.150% due 07/15/2023		3,400	3,631
3.400% due 02/15/2021		5,220	5,302
4.875% due 04/15/2022		700	748
5.250% due 01/15/2023		21,641	24,090
CubeSmart LP
4.000% due 11/15/2025		1,700	1,881
4.800% due 07/15/2022		2,200	2,323
CyrusOne LP
1.450% due 01/22/2027	EUR	3,000	3,250
3.450% due 11/15/2029		$4,826	5,032
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		40,300	41,544
Danske Bank A/S
5.000% due 01/12/2022		36,900	38,823
5.375% due 01/12/2024		2,611	2,909
Deutsche Bank AG
0.148% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	2,200	2,466
0.285% (EUR003M + 0.650%) due 09/10/2021 ~		5,400	5,997
1.576% (US0003M + 1.190%) due 11/16/2022 ~		$84,300	81,613
1.846% (US0003M + 1.290%) due 02/04/2021 ~		39,300	39,099
1.913% (US0003M + 0.815%) due 01/22/2021 ~		103,600	102,854
2.281% (US0003M + 0.970%) due 07/13/2020 ~		96,900	96,918
3.150% due 01/22/2021		1,575	1,583
3.300% due 11/16/2022		7,900	8,087
3.375% due 05/12/2021		34,900	35,218
3.950% due 02/27/2023		81,200	84,388
3.961% due 11/26/2025 •		141,850	148,962
4.250% due 02/04/2021		76,000	76,864
4.250% due 10/14/2021		255,400	262,192
5.000% due 02/14/2022		36,800	38,432
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	240
Digital Realty Trust LP
3.600% due 07/01/2029		$26,710	30,682
3.950% due 07/01/2022		28,100	29,793
4.450% due 07/15/2028		45,490	54,578
4.750% due 10/01/2025		8,500	9,818
Discover Bank 2.450% due 09/12/2024		19,200	20,148
Discover Financial Services 6.125% due 06/23/2025 •(j)		24,000	24,677
Diversified Healthcare Trust 9.750% due 06/15/2025		35,600	38,292
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		108	99
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		69	64
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	17,397	19,145
EPR Properties
3.750% due 08/15/2029		$13,100	11,432
4.950% due 04/15/2028		16,780	16,040
Equinix, Inc.
2.625% due 11/18/2024		2,400	2,560
2.875% due 03/15/2024	EUR	17,900	20,496
3.200% due 11/18/2029		$4,600	5,001
Equitable Holdings, Inc.
3.900% due 04/20/2023		4,950	5,301
4.350% due 04/20/2028		100	112
ERP Operating LP
2.500% due 02/15/2030		32,200	34,372
2.850% due 11/01/2026		10,800	11,746

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.375% due 06/01/2025		200	220
Essex Portfolio LP
3.250% due 05/01/2023		1,600	1,686
3.375% due 04/15/2026		1,380	1,499
3.500% due 04/01/2025		6,100	6,661
European Bank for Reconstruction & Development 1.625% due 09/27/2024		12,900	13,548
European Investment Bank 2.875% due 06/13/2025		4,540	5,078
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	8,149
FCE Bank PLC
0.221% due 08/26/2020 •	EUR	1,900	2,125
0.869% due 09/13/2021		3,700	4,019
1.875% due 06/24/2021		4,800	5,290
Federal Realty Investment Trust
3.250% due 07/15/2027		$1,200	1,258
3.500% due 06/01/2030		15,700	16,571
3.950% due 01/15/2024		12,600	13,423
Fidelity National Financial, Inc. 3.400% due 06/15/2030		3,000	3,129
First American Financial Corp. 4.000% due 05/15/2030		8,290	9,106
Ford Motor Credit Co. LLC
0.068% due 12/07/2022 •	EUR	16,800	17,203
0.080% due 12/01/2021 •		6,300	6,667
0.185% due 05/14/2021 •		9,400	10,220
0.410% due 12/01/2024 •		300	284
0.986% (US0003M + 0.430%) due 11/02/2020 ~		$1,100	1,088
1.227% (US0003M + 0.930%) due 09/24/2020 ~		27,490	27,271
1.576% (US0003M + 1.270%) due 03/28/2022 ~		14,057	13,146
1.627% (US0003M + 1.235%) due 02/15/2023 ~		21,000	18,647
1.636% (US0003M + 1.080%) due 08/03/2022 ~		700	639
1.744% due 07/19/2024	EUR	400	407
2.191% (US0003M + 0.880%) due 10/12/2021 ~		$2,132	2,024
2.343% due 11/02/2020		14,445	14,382
3.021% due 03/06/2024	EUR	11,000	11,877
3.087% due 01/09/2023		$54,600	52,023
3.096% due 05/04/2023		19,050	18,125
3.157% due 08/04/2020		26,715	26,637
3.200% due 01/15/2021		47,637	47,042
3.336% due 03/18/2021		49,000	48,649
3.350% due 11/01/2022		15,300	14,711
3.550% due 10/07/2022		79,900	77,869
3.664% due 09/08/2024		1,100	1,041
3.937% (US0003M + 2.550%) due 01/07/2021 ~		36,380	35,840
4.134% due 08/04/2025		5,000	4,758
4.527% (US0003M + 3.140%) due 01/07/2022 ~		24,200	23,241
4.542% due 08/01/2026		9,200	8,821
5.113% due 05/03/2029		7,650	7,493
5.125% due 06/16/2025		40,500	40,694
5.584% due 03/18/2024		61,950	62,679
5.596% due 01/07/2022		118,000	119,254
5.875% due 08/02/2021		5,500	5,564
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,713
GATX Corp. 4.000% due 06/30/2030		40,900	44,038
GE Capital Funding LLC
3.450% due 05/15/2025		59,200	62,065
4.050% due 05/15/2027		76,250	80,555
4.400% due 05/15/2030		34,250	35,655
4.550% due 05/15/2032		77,000	79,587
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		26,600	27,036
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	800	1,045
General Motors Financial Co., Inc.
0.152% due 03/26/2022 •	EUR	42,000	45,232
1.041% (US0003M + 0.540%) due 11/06/2020 ~		$202,800	202,004
2.450% due 11/06/2020		202,800	203,129
3.200% due 07/13/2020		56,521	56,548
3.550% due 07/08/2022		76,500	78,466
4.200% due 03/01/2021		10,999	11,146
4.200% due 11/06/2021		15,850	16,258
5.100% due 01/17/2024		33,080	35,382
5.200% due 03/20/2023		42,600	45,609
Glitnir Banki HF 0.000% due 12/31/2030 «	EUR	27	1
GLP Capital LP
3.350% due 09/01/2024		$4,800	4,814
4.000% due 01/15/2030		19,300	19,235
4.000% due 01/15/2031		2,800	2,774
5.250% due 06/01/2025		4,090	4,460
5.300% due 01/15/2029		2,500	2,712
5.375% due 04/15/2026		1,500	1,643

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Goldman Sachs Group, Inc.
1.110% (US0003M + 0.750%) due 02/23/2023 ~		66,400	66,114
1.540% (US0003M + 0.780%) due 10/31/2022 ~		9,200	9,199
1.562% (US0003M + 1.170%) due 05/15/2026 ~		6,400	6,357
2.020% (US0003M + 1.000%) due 07/24/2023 ~		4,800	4,811
2.101% (US0003M + 1.110%) due 04/26/2022 ~		12,700	12,760
2.876% due 10/31/2022 •		34,900	35,790
3.200% due 02/23/2023		41,600	44,171
3.500% due 01/23/2025		1,300	1,417
3.750% due 05/22/2025		1,000	1,109
3.850% due 07/08/2024		16,113	17,779
4.000% due 03/03/2024		4,161	4,600
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	10,935
GSPA Monetization Trust 6.422% due 10/09/2029		15,234	15,001
Harley-Davidson Financial Services, Inc.
2.850% due 01/15/2021		12,100	12,166
3.550% due 05/21/2021		32,500	33,012
Healthcare Trust of America Holdings LP
3.100% due 02/15/2030		2,800	2,829
3.500% due 08/01/2026		8,200	8,871
Healthpeak Properties, Inc.
2.875% due 01/15/2031		5,000	5,144
3.250% due 07/15/2026		1,090	1,193
Highwoods Realty LP
3.050% due 02/15/2030		600	598
4.200% due 04/15/2029		3,600	3,873
Host Hotels & Resorts LP
3.375% due 12/15/2029		10,000	9,568
3.750% due 10/15/2023		40	41
HSBC Holdings PLC
1.500% due 12/04/2024 •	EUR	2,600	3,029
2.099% due 06/04/2026 •		$18,600	18,807
2.650% due 01/05/2022		1,500	1,547
2.848% due 06/04/2031 •		3,200	3,279
2.873% (US0003M + 1.500%) due 01/05/2022 ~		51,900	52,654
3.033% due 11/22/2023 •		20,900	21,846
3.262% due 03/13/2023 •		2,000	2,073
4.750% due 07/04/2029 •(j)(k)	EUR	11,340	12,098
5.875% due 09/28/2026 •(j)(k)	GBP	24,600	29,950
Hudson Pacific Properties LP
3.250% due 01/15/2030		$23,300	22,602
4.650% due 04/01/2029		4,500	4,864
ING Groep NV
1.302% (US0003M + 1.000%) due 10/02/2023 ~		500	503
1.400% due 07/01/2026 •(c)		31,900	32,013
1.456% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,190
3.150% due 03/29/2022		2,300	2,392
4.100% due 10/02/2023		5,600	6,146
6.875% due 04/16/2022 •(j)(k)		400	415
Intercontinental Exchange, Inc.
2.100% due 06/15/2030		17,900	18,285
2.350% due 09/15/2022		2,600	2,700
3.000% due 06/15/2050		5,500	5,756
International Lease Finance Corp.
8.250% due 12/15/2020		13,465	13,785
8.625% due 01/15/2022		4,200	4,514
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	42,840
Jackson National Life Global Funding
2.375% due 09/15/2022		42,700	43,974
2.500% due 06/27/2022		4,000	4,130
JPMorgan Chase & Co.
0.918% (US0003M + 0.610%) due 06/18/2022 ~		43,900	43,976
1.514% due 06/01/2024 •		31,800	32,328
1.891% (US0003M + 0.900%) due 04/25/2023 ~		42,500	42,663
1.933% (US0003M + 0.890%) due 07/23/2024 ~		99,100	99,306
2.182% due 06/01/2028 •		61,750	63,956
2.250% (US0003M + 1.230%) due 10/24/2023 ~		1,100	1,113
2.700% due 05/18/2023		1,400	1,476
2.739% due 10/15/2030 •		5,800	6,226
3.797% due 07/23/2024 •		25,990	28,193
Kilroy Realty LP
3.050% due 02/15/2030		6,700	6,652
4.375% due 10/01/2025		2,900	3,118
Kimco Realty Corp.
2.700% due 03/01/2024		10,400	10,700
3.300% due 02/01/2025		9,200	9,667
KKR Group Finance Co. LLC 3.750% due 07/01/2029		5,700	6,552
Kookmin Bank 4.500% due 02/01/2029 (k)		2,700	3,097
Lazard Group LLC
4.375% due 03/11/2029		3,700	4,143
4.500% due 09/19/2028		8,200	9,260

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Life Storage LP 4.000% due 06/15/2029		500	554
Lifestorage LP 3.500% due 07/01/2026		11,800	12,657
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034		12,650	14,960
Lloyds Bank PLC
6.500% due 09/14/2020		100	101
7.500% due 04/02/2032 þ		43,800	36,202
Lloyds Banking Group PLC
1.000% due 11/09/2023	EUR	13,500	15,345
1.106% (US0003M + 0.800%) due 06/21/2021 ~		$41,100	41,276
1.501% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,704
2.858% due 03/17/2023 •		$67,900	69,973
2.907% due 11/07/2023 •		5,300	5,521
3.900% due 03/12/2024		10,900	11,945
4.000% due 03/07/2025	AUD	22,100	16,374
4.050% due 08/16/2023		$9,600	10,448
4.375% due 03/22/2028		1,000	1,161
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	2,080
7.625% due 06/27/2023 •(j)(k)	GBP	50,000	63,453
Loews Corp. 3.200% due 05/15/2030		$9,800	10,658
Logicor Financing SARL
1.500% due 11/14/2022	EUR	5,900	6,709
2.250% due 05/13/2025		41,100	48,197
3.250% due 11/13/2028		10,900	13,398
Manulife Financial Corp. 2.484% due 05/19/2027		$40,200	42,130
Marsh & McLennan Cos., Inc. 3.500% due 03/10/2025		4,000	4,432
Metropolitan Life Global Funding
0.950% due 07/02/2025 (c)		13,850	13,882
2.400% due 06/17/2022		4,700	4,875
3.375% due 01/11/2022		12,800	13,360
3.450% due 12/18/2026		16,000	18,159
3.600% due 01/11/2024		13,000	14,223
Mid-America Apartments LP
2.750% due 03/15/2030		4,100	4,343
3.950% due 03/15/2029		14,700	16,974
4.200% due 06/15/2028		1,300	1,508
4.300% due 10/15/2023		100	110
Mitsubishi UFJ Financial Group, Inc.
1.084% (US0003M + 0.740%) due 03/02/2023 ~		102,700	102,314
2.527% due 09/13/2023		6,800	7,146
2.623% due 07/18/2022		14,200	14,746
2.801% due 07/18/2024		64,800	69,467
3.407% due 03/07/2024		1,338	1,445
3.455% due 03/02/2023		103,100	110,134
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021		3,785	3,841
2.652% due 09/19/2022		5,680	5,833
3.406% due 02/28/2022		6,300	6,501
Mizuho Financial Group, Inc.
1.117% (US0003M + 0.790%) due 03/05/2023 ~		110,100	109,713
2.555% due 09/13/2025 •		40,700	42,456
3.549% due 03/05/2023		111,700	119,658
3.922% due 09/11/2024 •		70,600	76,444
Morgan Stanley
2.315% (US0003M + 1.180%) due 01/20/2022 ~		10,600	10,644
2.420% (US0003M + 1.400%) due 10/24/2023 ~		5,600	5,660
2.720% due 07/22/2025 •		32,100	34,104
3.125% due 07/27/2026		300	331
3.737% due 04/24/2024 •		25,200	27,178
MPT Operating Partnership LP
2.550% due 12/05/2023	GBP	1,400	1,732
3.692% due 06/05/2028		3,500	4,365
National Australia Bank Ltd. 3.625% due 06/20/2023		$19,000	20,665
National Retail Properties, Inc. 2.500% due 04/15/2030		5,000	4,786
National Securities Clearing Corp. 1.200% due 04/23/2023		15,500	15,746
Nationwide Building Society
3.766% due 03/08/2024 •		140,400	148,058
3.960% due 07/18/2030 •		36,800	41,469
4.363% due 08/01/2024 •		19,720	21,352
Natwest Markets PLC 0.625% due 03/02/2022	EUR	6,200	6,945
Navient Corp.
5.000% due 10/26/2020		$1,200	1,197
5.875% due 03/25/2021		700	690
6.150% due 03/10/2021		2,200	2,164
6.625% due 07/26/2021		1,500	1,474
7.250% due 01/25/2022		500	502

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

New York Life Insurance Co. 3.750% due 05/15/2050		5,600	6,328
Nissan Motor Acceptance Corp.
0.936% (US0003M + 0.630%) due 09/21/2021 ~		8,693	8,357
0.996% due 09/28/2022 •		3,692	3,414
1.900% due 09/14/2021		7,640	7,506
2.150% due 07/13/2020		2,400	2,399
2.201% (US0003M + 0.890%) due 01/13/2022 ~		16,040	15,421
2.600% due 09/28/2022		10,222	10,008
2.650% due 07/13/2022		6,900	6,799
3.150% due 03/15/2021		5,200	5,185
3.450% due 03/15/2023		200	199
3.650% due 09/21/2021		3,302	3,311
3.875% due 09/21/2023		2,600	2,606
Nordea Bank Abp 3.750% due 08/30/2023		2,100	2,254
NTT Finance Corp. 1.900% due 07/21/2021		10,400	10,527
Nuveen Finance LLC 4.125% due 11/01/2024		5,475	6,183
Old Republic International Corp. 3.875% due 08/26/2026		2,850	3,051
Omega Healthcare Investors, Inc.
3.625% due 10/01/2029		14,300	14,018
4.375% due 08/01/2023		200	208
5.250% due 01/15/2026		33,200	35,570
Ontario Teachers' Cadillac Fairview Properties Trust
3.125% due 03/20/2022		1,400	1,433
4.125% due 02/01/2029		4,700	5,166
ORIX Corp. 2.650% due 04/13/2021		1,000	1,012
Oversea-Chinese Banking Corp. Ltd. 0.836% (US0003M + 0.450%) due 05/17/2021 ~		53,400	53,439
Pacific Life Global Funding 1.200% due 06/24/2025		7,800	7,846
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		930	918
4.500% due 03/15/2023		5,188	4,736
5.250% due 08/15/2022		9,300	8,734
5.500% due 02/15/2024		3,350	3,067
Physicians Realty LP 3.950% due 01/15/2028		3,900	3,982
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,673
Piper Jaffray Cos.
4.740% due 10/15/2021		8,900	8,700
5.200% due 10/15/2023		14,000	13,685
PNC Bank N.A. 1.548% (US0003M + 0.450%) due 07/22/2022 ~		24,000	24,057
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,500	3,715
Principal Life Global Funding 1.250% due 06/23/2025		4,600	4,617
Protective Life Global Funding 3.104% due 04/15/2024		38,900	41,918
Prudential PLC 3.125% due 04/14/2030		6,900	7,420
Public Storage 2.370% due 09/15/2022		15,400	15,973
QNB Finance Ltd. 1.898% (US0003M + 1.450%) due 08/11/2021 ~		26,200	26,298
Quicken Loans LLC 5.250% due 01/15/2028		9,600	10,012
Realty Income Corp.
3.250% due 10/15/2022		4,600	4,822
3.250% due 01/15/2031		12,300	13,333
3.875% due 04/15/2025		2,800	3,114
Regency Centers LP 3.700% due 06/15/2030		11,480	12,366
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		6,300	6,511
Reliance Standard Life Global Funding 2.625% due 07/22/2022		12,100	12,439
Royal Bank of Scotland Group PLC
0.750% due 11/15/2025 •	EUR	7,609	8,392
1.847% (US0003M + 1.550%) due 06/25/2024 ~		$42,800	42,837
1.862% (US0003M + 1.470%) due 05/15/2023 ~		900	901
2.000% due 03/08/2023 •	EUR	7,100	8,118
2.500% due 03/22/2023		6,500	7,612
3.073% due 05/22/2028 •		$27,400	28,806
3.498% due 05/15/2023 •		8,500	8,827
3.875% due 09/12/2023		69,750	75,246
4.519% due 06/25/2024 •		38,700	42,079
4.892% due 05/18/2029 •		21,100	24,902
7.500% due 08/10/2020 •(j)(k)		35,500	35,642
7.648% due 09/30/2031 •(j)		14,690	21,282

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

8.000% due 08/10/2025 •(j)(k)		1,200	1,327
8.625% due 08/15/2021 •(j)(k)		30,400	31,676
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	832
3.400% due 01/18/2023		3,400	3,540
3.450% due 06/02/2025		20,100	20,973
Santander UK Group Holdings PLC
2.875% due 08/05/2021		53,739	55,017
3.125% due 01/08/2021		7,900	7,999
Santander UK PLC 3.750% due 11/15/2021		32,400	33,773
SBA Tower Trust
2.877% due 07/15/2046		14,900	14,943
3.156% due 10/10/2045		2,400	2,406
Scentre Group Trust 3.500% due 02/12/2025		1,000	1,043
Scentre Group Trust 1
3.625% due 01/28/2026		14,500	15,223
4.375% due 05/28/2030		60,250	66,321
Service Properties Trust
4.250% due 02/15/2021		3,367	3,368
4.350% due 10/01/2024		11,200	10,100
4.375% due 02/15/2030		300	241
4.650% due 03/15/2024		700	633
4.750% due 10/01/2026		31,200	27,625
4.950% due 02/15/2027		1,400	1,229
4.950% due 10/01/2029		12,800	10,862
Shinhan Bank Co. Ltd. 4.000% due 04/23/2029 (k)		18,500	20,327
Simon Property Group LP
2.000% due 09/13/2024		35,200	36,120
2.450% due 09/13/2029		39,500	39,200
2.750% due 06/01/2023		8,100	8,449
3.375% due 12/01/2027		4,600	4,888
SL Green Operating Partnership LP 1.366% (US0003M + 0.980%) due 08/16/2021 ~		2,100	2,070
SL Green Realty Corp. 4.500% due 12/01/2022		850	868
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		5,700	5,726
4.125% due 07/15/2023		1,300	1,351
Societe Generale S.A.
4.250% due 09/14/2023		70,250	75,758
6.750% due 04/07/2021 •(j)(k)	EUR	2,300	2,571
7.375% due 09/13/2021 •(j)(k)		$3,500	3,538
Spirit Realty LP 3.400% due 01/15/2030		9,200	8,711
Springleaf Finance Corp.
6.125% due 05/15/2022		35,620	36,386
6.875% due 03/15/2025		41,090	42,251
8.250% due 12/15/2020		84,359	87,196
Standard Chartered PLC
1.510% (US0003M + 1.200%) due 09/10/2022 ~		74,000	74,189
2.744% due 09/10/2022 •		87,300	88,323
3.785% due 05/21/2025 •		3,543	3,760
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	34,591
STORE Capital Corp. 4.625% due 03/15/2029		400	409
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025 (c)		17,300	17,318
1.875% (US0003M + 0.740%) due 10/18/2022 ~		4,300	4,303
2.275% (US0003M + 1.140%) due 10/19/2021 ~		10,400	10,500
2.448% due 09/27/2024		35,100	36,878
2.696% due 07/16/2024		35,700	37,841
SVB Financial Group 3.125% due 06/05/2030		8,700	9,336
Svenska Handelsbanken AB 3.900% due 11/20/2023		10,900	12,098
Synchrony Bank 3.650% due 05/24/2021		9,900	10,061
Synchrony Financial
2.850% due 07/25/2022		4,500	4,579
3.700% due 08/04/2026		2,800	2,900
5.150% due 03/19/2029		5,450	6,152
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	16,494	27,085
5.661% due 10/13/2041		8,330	13,942
5.744% due 04/13/2040		8,897	14,821
5.801% due 10/13/2040		23,037	38,786
U.S. Bancorp 1.450% due 05/12/2025		$63,100	65,040
U.S. Bank N.A. 3.400% due 07/24/2023		42,300	45,772
UBS AG
5.125% due 05/15/2024 (k)		800	871

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

7.625% due 08/17/2022 (k)		35,549	39,662
UBS Group AG
4.125% due 09/24/2025		24,800	28,143
4.125% due 04/15/2026		39,400	44,907
4.253% due 03/23/2028		6,200	7,039
6.875% due 03/22/2021 •(j)(k)		1,300	1,319
7.125% due 08/10/2021 •(j)(k)		200	204
UDR, Inc.
3.000% due 08/15/2031		1,500	1,600
4.000% due 10/01/2025		3,200	3,573
4.400% due 01/26/2029		5,000	5,838
UniCredit SpA
5.211% (US0003M + 3.900%) due 01/14/2022 ~		47,200	47,683
6.572% due 01/14/2022		21,050	22,246
7.830% due 12/04/2023		350,050	405,274
United Overseas Bank Ltd. 1.523% (US0003M + 0.480%) due 04/23/2021 ~		26,200	26,157
Ventas Realty LP
3.000% due 01/15/2030		33,600	33,309
4.125% due 01/15/2026		5,000	5,370
VEREIT Operating Partnership LP
3.100% due 12/15/2029		10,900	10,512
3.400% due 01/15/2028		9,400	9,472
3.950% due 08/15/2027		900	937
4.625% due 11/01/2025		6,600	7,148
4.875% due 06/01/2026		9,700	10,762
Virgin Money UK PLC 4.000% due 09/03/2027 •	GBP	2,300	2,881
Volkswagen Bank GmbH
0.062% due 06/15/2021 •	EUR	9,300	10,381
0.625% due 09/08/2021		17,800	19,954
1.209% (EUR003M + 1.470%) due 08/01/2022 ~		5,000	5,614
1.250% due 08/01/2022		28,200	31,827
1.875% due 01/31/2024		39,700	45,711
2.500% due 07/31/2026		14,000	16,782
Volkswagen Financial Services AG
0.250% due 10/16/2020		5,900	6,624
0.547% (EUR003M + 0.800%) due 02/15/2021 ~		12,900	14,482
Volkswagen Financial Services NV 1.875% due 09/07/2021	GBP	9,100	11,313
Volkswagen Leasing GmbH
0.114% due 07/06/2021 •	EUR	29,300	32,689
0.250% due 02/16/2021		20,900	23,462
1.000% due 02/16/2023		8,750	9,819
2.625% due 01/15/2024		6,700	7,906
Washington Prime Group LP 6.450% due 08/15/2024 (n)		$118,566	67,192
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,760
3.250% due 10/05/2020		4,500	4,506
3.750% due 09/17/2024		12,300	12,703
Wells Fargo & Co.
1.654% due 06/02/2024 •		4,500	4,575
1.741% due 05/04/2030 •	EUR	13,700	16,059
1.990% (US0003M + 1.230%) due 10/31/2023 ~		$53,900	54,296
2.164% due 02/11/2026 •		16,400	16,937
2.393% due 06/02/2028 •		30,400	31,434
3.000% due 02/19/2025		5,100	5,497
3.000% due 04/22/2026		5,000	5,464
3.069% due 01/24/2023		4,000	4,144
3.550% due 09/29/2025		9,400	10,505
3.750% due 01/24/2024		37,300	40,783
Wells Fargo Bank N.A.
0.989% (US0003M + 0.620%) due 05/27/2022 ~		47,500	47,614
2.082% due 09/09/2022 •		83,800	85,172
2.897% due 05/27/2022 •		59,800	60,986
3.550% due 08/14/2023		18,300	19,867
Welltower, Inc.
2.750% due 01/15/2031		21,050	20,991
3.100% due 01/15/2030		26,000	27,005
3.625% due 03/15/2024		20,450	21,861
4.250% due 04/01/2026		800	898
Willis North America, Inc. 2.950% due 09/15/2029		2,200	2,335
WP Carey, Inc.
4.000% due 02/01/2025		13,550	14,161
4.250% due 10/01/2026		1,700	1,858
4.600% due 04/01/2024		7,500	7,993
			13,715,236
INDUSTRIALS 11.0%
AbbVie, Inc.
0.841% (US0003M + 0.460%) due 11/19/2021 ~		40,000	39,986
2.150% due 11/19/2021		87,900	89,550
2.300% due 11/21/2022		47,400	49,020

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

2.600% due 11/21/2024	51,300	54,662
2.850% due 05/14/2023	1,050	1,108
2.900% due 11/06/2022	53,741	56,407
2.950% due 11/21/2026	12,700	13,908
3.250% due 10/01/2022	10,951	11,462
3.375% due 09/15/2020	1,000	1,006
3.450% due 03/15/2022	35,672	37,074
3.600% due 05/14/2025	300	333
3.750% due 11/14/2023	3,400	3,698
4.875% due 02/15/2021	1,100	1,118
5.000% due 12/15/2021	9,000	9,450
Adani Ports & Special Economic Zone Ltd. 3.375% due 07/24/2024	57,800	57,305
Adani Transmission Ltd. 4.000% due 08/03/2026	12,328	12,281
Air Canada Pass-Through Trust 3.600% due 09/15/2028	1,741	1,597
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (c)	16,400	16,687
Alcon Finance Corp. 2.600% due 05/27/2030	6,000	6,174
Altice Financing S.A. 7.500% due 05/15/2026	66,000	69,302
Altice France S.A. 7.375% due 05/01/2026	49,700	51,936
Altria Group, Inc. 3.400% due 05/06/2030	20,000	21,558
Amazon.com, Inc. 4.050% due 08/22/2047	1,100	1,437
Amdocs Ltd. 2.538% due 06/15/2030	15,900	15,870
American Airlines Pass-Through Trust
3.000% due 04/15/2030	14,396	13,247
3.150% due 08/15/2033	14,474	13,388
3.250% due 04/15/2030	7,535	6,180
3.350% due 04/15/2031	7,717	7,269
3.375% due 11/01/2028	3,310	2,779
3.500% due 08/15/2033	1,920	1,604
3.600% due 04/15/2031	624	514
3.650% due 02/15/2029	1,364	1,310
3.650% due 12/15/2029	4,391	3,590
Amgen, Inc. 3.875% due 11/15/2021	3,581	3,716
Amphenol Corp. 3.200% due 04/01/2024	1,900	2,040
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	106,800	120,310
4.350% due 06/01/2040	25,150	28,737
4.500% due 06/01/2050	21,390	25,617
4.600% due 06/01/2060	14,200	17,060
Anthem, Inc.
2.375% due 01/15/2025	2,000	2,121
2.950% due 12/01/2022	5,700	6,014
3.300% due 01/15/2023	9,400	10,027
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,200	2,312
4.500% due 06/20/2029	19,600	21,104
Apple, Inc. 3.000% due 06/20/2027	1,000	1,118
AstraZeneca PLC 1.051% (US0003M + 0.665%) due 08/17/2023 ~	1,600	1,602
AutoNation, Inc.
3.350% due 01/15/2021	1,840	1,848
4.750% due 06/01/2030	7,915	8,592
Bacardi Ltd. 4.450% due 05/15/2025	18,200	19,925
BAT Capital Corp.
1.272% (US0003M + 0.880%) due 08/15/2022 ~	41,640	41,462
2.764% due 08/15/2022	49,592	51,381
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	3,396
Bayer U.S. Finance LLC
0.927% (US0003M + 0.630%) due 06/25/2021 ~	17,400	17,381
1.323% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,597
2.750% due 07/15/2021	1,200	1,221
3.000% due 10/08/2021	1,200	1,232
3.500% due 06/25/2021	4,700	4,815
3.875% due 12/15/2023	17,200	18,881
4.250% due 12/15/2025	32,800	37,712
Becton Dickinson and Co.
2.823% due 05/20/2030	7,200	7,642
3.794% due 05/20/2050	5,500	6,138
BMW Finance NV 2.250% due 08/12/2022	101,900	105,225
BMW U.S. Capital LLC
2.000% due 04/11/2021	15,050	15,184

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.300% due 04/06/2027	900	969
3.400% due 08/13/2021	18,980	19,491
Boston Scientific Corp. 2.650% due 06/01/2030	56,040	58,281
British Airways Pass-Through Trust 3.350% due 12/15/2030	7,817	6,479
Broadcom Corp. 2.650% due 01/15/2023	12,100	12,561
Broadcom, Inc.
2.250% due 11/15/2023	72,500	74,969
3.150% due 11/15/2025	25,086	26,666
3.459% due 09/15/2026	133,357	143,338
4.110% due 09/15/2028	127,011	139,156
4.150% due 11/15/2030	29,900	32,600
4.300% due 11/15/2032	54,900	60,750
5.000% due 04/15/2030	2,200	2,533
Campbell Soup Co.
3.300% due 03/15/2021	24,225	24,639
4.150% due 03/15/2028	34,200	39,389
Celanese U.S. Holdings LLC 4.625% due 11/15/2022	1,700	1,806
Centene Corp.
4.250% due 12/15/2027	6,700	6,929
4.625% due 12/15/2029	7,000	7,429
5.375% due 06/01/2026	24,300	25,290
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	12,690	13,529
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	1,100	1,115
2.362% due 05/28/2021	3,500	3,532
2.567% due 11/02/2021	4,013	4,095
2.849% due 03/03/2022	2,000	2,053
Charter Communications Operating LLC
2.337% (US0003M + 1.650%) due 02/01/2024 ~	60,500	60,731
3.700% due 04/01/2051	2,200	2,152
4.464% due 07/23/2022	58,860	62,778
4.908% due 07/23/2025	33,700	38,670
6.484% due 10/23/2045	1,500	2,000
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	13,700	15,603
Chevron Corp.
1.554% due 05/11/2025	40,400	41,528
1.995% due 05/11/2027	30,000	31,441
2.236% due 05/11/2030	27,800	29,138
2.978% due 05/11/2040	14,600	15,648
3.078% due 05/11/2050	30,000	31,925
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	5,115
Colonial Enterprises, Inc. 3.250% due 05/15/2030	5,300	5,752
Conagra Brands, Inc.
3.250% due 09/15/2022	874	916
3.800% due 10/22/2021	2,050	2,131
Constellation Brands, Inc.
1.092% (US0003M + 0.700%) due 11/15/2021 ~	3,300	3,300
3.700% due 12/06/2026	2,800	3,127
Continental Airlines Pass-Through Trust 7.707% due 10/02/2022	159	153
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	1,650	1,668
Corning, Inc. 2.900% due 05/15/2022	5	5
CoStar Group, Inc. 2.800% due 07/15/2030 (c)	16,500	16,917
CRH America Finance, Inc.
3.950% due 04/04/2028	18,900	20,769
4.500% due 04/04/2048	6,900	7,561
CRH America, Inc. 5.750% due 01/15/2021	2,759	2,818
CVS Health Corp.
3.250% due 08/15/2029	8,700	9,629
3.500% due 07/20/2022	17,784	18,743
3.700% due 03/09/2023	65,195	70,078
3.875% due 07/20/2025	19,270	21,655
4.300% due 03/25/2028	47,600	55,685
CVS Pass-Through Trust 8.353% due 07/10/2031	195	252
D.R. Horton, Inc.
2.550% due 12/01/2020	200	201
5.750% due 08/15/2023	5,247	5,936
DAE Funding LLC 4.000% due 08/01/2020	1,100	1,096
Daimler Finance North America LLC
0.865% (US0003M + 0.430%) due 02/12/2021 ~	22,600	22,510
1.106% (US0003M + 0.550%) due 05/04/2021 ~	70,800	70,441
1.238% (US0003M + 0.880%) due 02/22/2022 ~	43,100	42,667

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

1.292% (US0003M + 0.900%) due 02/15/2022 ~	76,600	75,709
1.396% (US0003M + 0.840%) due 05/04/2023 ~	39,300	37,957
2.000% due 07/06/2021	1,600	1,613
2.300% due 02/12/2021	7,260	7,311
2.550% due 08/15/2022	78,500	80,585
2.700% due 06/14/2024	25,000	25,856
3.350% due 05/04/2021	143,700	146,367
3.400% due 02/22/2022	50,600	52,300
3.700% due 05/04/2023	20,600	21,815
3.750% due 11/05/2021	1,600	1,655
Danone S.A.
2.077% due 11/02/2021	10,997	11,196
2.589% due 11/02/2023	3,331	3,509
Dell International LLC
4.420% due 06/15/2021	144,705	148,750
5.450% due 06/15/2023	103,500	113,254
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	4,200	4,707
Discovery Communications LLC
3.625% due 05/15/2030	25,000	27,399
4.650% due 05/15/2050	39,300	44,756
Dominion Energy Gas Holdings LLC
0.913% (US0003M + 0.600%) due 06/15/2021 ~	46,180	46,118
2.500% due 11/15/2024	8,800	9,288
Duke University
2.682% due 10/01/2044	18,800	19,784
2.757% due 10/01/2050	44,000	46,495
2.832% due 10/01/2055	31,400	33,127
eBay, Inc.
2.600% due 07/15/2022	12,445	12,873
2.700% due 03/11/2030	20,300	21,381
Emory University
1.566% due 09/01/2025	2,100	2,146
2.143% due 09/01/2030	6,800	7,086
2.969% due 09/01/2050	33,500	36,056
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050	15,100	17,346
Enbridge, Inc. 0.881% (US0003M + 0.500%) due 02/18/2022 ~	29,600	29,444
Energy Transfer Operating LP
2.900% due 05/15/2025	1,500	1,538
3.600% due 02/01/2023	2,300	2,380
4.250% due 03/15/2023	4,135	4,370
4.650% due 06/01/2021	5,110	5,220
Energy Transfer Partners LP
4.500% due 11/01/2023	34,709	37,306
5.000% due 10/01/2022	4,722	5,030
Entergy Louisiana LLC 5.400% due 11/01/2024	2,400	2,847
Enterprise Products Operating LLC 5.200% due 09/01/2020	6,325	6,373
EOG Resources, Inc.
4.375% due 04/15/2030	2,800	3,340
4.950% due 04/15/2050	2,600	3,397
EQM Midstream Partners LP
4.750% due 07/15/2023	8,010	8,094
6.000% due 07/01/2025	9,000	9,112
6.500% due 07/01/2027	5,000	5,134
Equifax, Inc.
1.262% (US0003M + 0.870%) due 08/15/2021 ~	2,700	2,697
3.100% due 05/15/2030	3,690	3,931
3.600% due 08/15/2021	5,900	6,091
ERAC USA Finance LLC 4.500% due 08/16/2021	1,600	1,652
Essential Utilities, Inc. 3.351% due 04/15/2050	1,800	1,884
Expedia Group, Inc. 3.250% due 02/15/2030	15,000	14,008
Ferguson Finance PLC 3.250% due 06/02/2030	12,600	12,932
Fiserv, Inc.
2.250% due 06/01/2027	5,500	5,759
2.650% due 06/01/2030	58,580	61,931
Flex Ltd. 4.875% due 05/12/2030	32,500	36,171
Ford Foundation 2.415% due 06/01/2050	5,100	5,219
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	19,112	20,411
Full House Resorts, Inc.
8.575% due 01/31/2024	36,760	35,361
9.738% due 02/02/2024	3,101	2,983
Gap, Inc.
8.375% due 05/15/2023	6,150	6,723
8.625% due 05/15/2025	26,200	27,854
8.875% due 05/15/2027	14,150	15,238

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

GATX Corp.
1.261% (US0003M + 0.720%) due 11/05/2021 ~		14,200	14,010
4.850% due 06/01/2021		3,100	3,215
General Electric Co.
1.313% (US0003M + 1.000%) due 03/15/2023 ~		5,100	4,982
3.100% due 01/09/2023		800	838
3.450% due 05/01/2027		4,900	5,031
3.625% due 05/01/2030		9,700	9,729
4.250% due 05/01/2040		28,000	27,585
4.350% due 05/01/2050		27,900	27,696
5.500% due 06/07/2021	GBP	8,900	11,368
5.550% due 01/05/2026		$48,400	56,265
6.250% due 09/29/2020	GBP	3,200	4,011
7.500% due 08/21/2035		$2,100	2,690
General Mills, Inc. 6.610% due 10/15/2022		13,700	13,944
General Motors Co.
1.274% (US0003M + 0.800%) due 08/07/2020 ~		1,700	1,700
5.400% due 10/02/2023 (l)		7,800	8,456
6.125% due 10/01/2025 (l)		7,800	8,775
Global Payments, Inc.
2.900% due 05/15/2030		14,919	15,623
3.200% due 08/15/2029		5,300	5,688
Hamilton College 4.750% due 07/01/2113		29,370	35,755
Hasbro, Inc. 2.600% due 11/19/2022		21,400	22,159
HCA, Inc.
5.000% due 03/15/2024		1,150	1,279
5.375% due 09/01/2026		26,700	29,135
5.875% due 02/01/2029		1,700	1,927
Heathrow Funding Ltd. 4.875% due 07/15/2023		6,000	6,165
Hewlett Packard Enterprise Co. 2.093% (US0003M + 0.720%) due 10/05/2021 ~		44,100	44,024
Huntsman International LLC 5.125% due 11/15/2022		1,200	1,272
IHS Markit Ltd. 5.000% due 11/01/2022		1,900	2,040
Imperial Brands Finance PLC
3.125% due 07/26/2024		25,430	26,445
3.500% due 07/26/2026		20,100	21,521
3.750% due 07/21/2022		51,170	53,446
3.875% due 07/26/2029		26,700	28,211
Infor, Inc.
1.450% due 07/15/2023		5,600	5,650
1.750% due 07/15/2025		12,500	12,567
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		5,100	5,305
Japan Tobacco, Inc. 2.000% due 04/13/2021		16,000	16,106
JT International Financial Services BV 3.500% due 09/28/2023		4,500	4,847
Kansas City Southern 2.875% due 11/15/2029		5,000	5,287
Komatsu Finance America, Inc.
2.118% due 09/11/2020		3,900	3,909
2.437% due 09/11/2022		4,500	4,616
Kraft Heinz Foods Co.
2.800% due 07/02/2020		92	92
7.125% due 08/01/2039		25,200	31,781
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		41,331	35,751
4.500% due 08/15/2025		3,342	1,729
Leidos, Inc.
3.625% due 05/15/2025		1,800	1,969
4.375% due 05/15/2030		3,300	3,726
Level 3 Financing, Inc. 3.400% due 03/01/2027		16,100	17,025
Marriott International, Inc.
0.950% (US0003M + 0.600%) due 12/01/2020 ~		12,700	12,644
3.600% due 04/15/2024		6,600	6,640
4.150% due 12/01/2023		32,500	33,743
4.625% due 06/15/2030		1,600	1,667
Masco Corp.
3.500% due 04/01/2021		2,800	2,839
5.950% due 03/15/2022		1,300	1,403
McDonald's Corp.
1.317% (US0003M + 0.430%) due 10/28/2021 ~		4,800	4,812
3.700% due 01/30/2026		2,700	3,069
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		18,000	18,156
Microchip Technology, Inc. 3.922% due 06/01/2021		10,270	10,472
Micron Technology, Inc.
4.975% due 02/06/2026		13,300	15,274

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

5.327% due 02/06/2029		10,000	11,978
Mohawk Industries, Inc. 3.625% due 05/15/2030		3,100	3,383
Molson Coors Brewing Co. 2.100% due 07/15/2021		4,200	4,252
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		22,936	23,347
Mondelez International, Inc. 3.625% due 05/07/2023		26,200	28,239
Moody's Corp. 3.250% due 05/20/2050		1,200	1,293
Motors Liquidation Co. 8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP
1.213% (US0003M + 0.900%) due 09/09/2021 ~		$6,800	6,748
4.700% due 04/15/2048		7,200	7,404
Mylan NV
2.250% due 11/22/2024	EUR	6,100	7,190
3.150% due 06/15/2021		$15,930	16,264
3.950% due 06/15/2026		4,000	4,476
Mylan, Inc. 3.125% due 01/15/2023		1,500	1,578
NCL Corp. Ltd. 12.250% due 05/15/2024		22,620	23,758
NetApp, Inc.
1.875% due 06/22/2025		8,300	8,418
2.375% due 06/22/2027		15,000	15,199
2.700% due 06/22/2030		41,400	41,549
3.375% due 06/15/2021		1,800	1,840
Netflix, Inc. 4.625% due 05/15/2029	EUR	15,319	19,154
Newell Brands, Inc.
4.700% due 04/01/2026		$2,700	2,836
4.875% due 06/01/2025		2,600	2,728
Northeastern University 2.894% due 10/01/2050 (c)		7,200	7,315
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		452	437
7.041% due 10/01/2023		6,742	6,415
NXP BV
2.700% due 05/01/2025		2,400	2,525
3.150% due 05/01/2027		4,100	4,359
3.400% due 05/01/2030		10,400	11,214
3.875% due 09/01/2022		11,935	12,622
3.875% due 06/18/2026		35,700	40,008
4.125% due 06/01/2021		15,102	15,556
4.300% due 06/18/2029		2,100	2,387
4.625% due 06/15/2022		2,800	2,984
4.625% due 06/01/2023		2,600	2,854
5.350% due 03/01/2026		12,800	15,236
Occidental Petroleum Corp.
1.842% (US0003M + 1.450%) due 08/15/2022 ~		71,550	65,853
2.700% due 08/15/2022		15,600	14,552
6.950% due 07/01/2024		2,163	2,131
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (h)(j)		38,250	134
ONEOK Partners LP
6.125% due 02/01/2041		2,170	2,334
6.850% due 10/15/2037		2,200	2,455
Oracle Corp. 3.600% due 04/01/2050		11,800	13,361
Owens Corning 4.200% due 12/01/2024		1,700	1,873
Pacific National Finance Pty. Ltd. 4.625% due 09/23/2020		30	30
Panasonic Corp. 2.536% due 07/19/2022		11,100	11,429
PayPal Holdings, Inc.
1.650% due 06/01/2025		5,900	6,114
2.300% due 06/01/2030		30,100	31,348
2.400% due 10/01/2024		6,800	7,226
2.650% due 10/01/2026		13,200	14,357
2.850% due 10/01/2029		41,400	45,393
3.250% due 06/01/2050		22,000	24,072
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		2,700	2,822
Penske Truck Leasing Co. LP
3.375% due 02/01/2022		15,494	15,901
3.450% due 07/01/2024		34,800	36,856
3.650% due 07/29/2021		2,910	2,980
4.125% due 08/01/2023		11,800	12,612
Pernod Ricard S.A.
4.450% due 01/15/2022		12,800	13,519
5.750% due 04/07/2021		3,348	3,478
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		12,700	12,833

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Petronas Capital Ltd. 4.550% due 04/21/2050		3,300	4,201
Phillips 66 0.960% (US0003M + 0.600%) due 02/26/2021 ~		2,300	2,297
President and Fellows of Harvard College 2.517% due 10/15/2050		9,650	10,022
Raytheon Technologies Corp. 3.200% due 03/15/2024		1,000	1,077
Reckitt Benckiser Treasury Services PLC
0.857% (US0003M + 0.560%) due 06/24/2022 ~		4,700	4,694
2.375% due 06/24/2022		9,250	9,533
Reynolds American, Inc. 4.000% due 06/12/2022		15,956	16,866
Rolls-Royce PLC 2.375% due 10/14/2020		200	200
Rumo Luxembourg SARL 5.250% due 01/10/2028 (c)		15,500	15,500
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		1,400	1,502
4.500% due 05/15/2030		37,900	41,929
5.000% due 03/15/2027		4,375	4,898
5.625% due 04/15/2023		2,800	3,064
Sasol Financing USA LLC 5.875% due 03/27/2024		13,100	11,724
Saudi Arabian Oil Co. 2.750% due 04/16/2022		10,800	11,031
Sherwin-Williams Co. 2.750% due 06/01/2022		83	86
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		800	848
Siemens Financieringsmaatschappij NV 2.000% due 09/15/2023		800	835
Southern Co. 2.350% due 07/01/2021		13,975	14,215
Southwest Airlines Co. Pass-Through Trust 6.650% due 08/01/2022		1,465	1,453
Spirit AeroSystems, Inc.
3.950% due 06/15/2023		14,263	12,124
4.600% due 06/15/2028		6,800	5,483
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,247	3,610
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		2,578	2,614
4.738% due 09/20/2029		19,300	20,963
5.152% due 09/20/2029		54,600	62,984
Starbucks Corp. 2.550% due 11/15/2030		107,150	112,617
Suntory Holdings Ltd. 2.550% due 06/28/2022		8,000	8,233
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,900	3,022
Syngenta Finance NV
3.933% due 04/23/2021		1,200	1,212
4.441% due 04/24/2023		17,900	18,801
4.892% due 04/24/2025		4,700	4,944
5.182% due 04/24/2028		12,000	12,814
T-Mobile USA, Inc.
1.500% due 02/15/2026		23,400	23,457
2.050% due 02/15/2028		12,400	12,437
3.750% due 04/15/2027		19,050	21,160
3.875% due 04/15/2030		27,257	30,431
Takeda Pharmaceutical Co. Ltd.
2.050% due 03/31/2030 (c)		37,500	37,199
4.000% due 11/26/2021		22,100	23,078
4.400% due 11/26/2023		31,600	35,159
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	9,892
7.000% due 10/15/2028		3,900	4,941
Tesco PLC 5.125% due 04/10/2047	EUR	8,300	13,070
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020		44,110	49,445
1.250% due 03/31/2023		15,500	16,237
2.200% due 07/21/2021		$1,658	1,628
3.250% due 04/15/2022	EUR	23,200	26,041
4.500% due 03/01/2025		20,900	23,415
6.000% due 04/15/2024		$9,300	9,577
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~		13,300	13,260
Toyota Industries Corp. 3.110% due 03/12/2022		15,700	16,178
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		46,200	46,729
Toyota Tsusho Corp. 3.625% due 09/13/2023		7,090	7,602

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

TransCanada PipeLines Ltd.
3.750% due 10/16/2023		1,800	1,946
9.875% due 01/01/2021		1,200	1,251
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		5,200	5,565
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		5,879	4,871
4.625% due 12/03/2026		1,563	1,327
7.125% due 04/22/2025		4,845	4,160
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,700	1,543
3.100% due 01/07/2030		1,649	1,589
3.450% due 06/01/2029		1,210	1,183
3.450% due 01/07/2030		2,158	1,803
3.500% due 09/01/2031		4,493	4,223
4.000% due 10/11/2027		1,375	1,265
4.150% due 02/25/2033		12,533	12,382
United Group BV 4.875% due 07/01/2024	EUR	5,700	6,379
UnitedHealth Group, Inc.
1.250% due 01/15/2026		$4,600	4,689
2.000% due 05/15/2030		16,200	16,979
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	12,269
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	9,700	12,541
5.250% due 05/15/2029		10,000	12,998
VMware, Inc.
3.900% due 08/21/2027		$100	106
4.500% due 05/15/2025		5,558	6,088
4.650% due 05/15/2027		12,460	13,800
4.700% due 05/15/2030		7,900	8,749
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~		13,500	13,455
1.204% (US0003M + 0.770%) due 11/13/2020 ~		123,500	123,580
1.375% (US0003M + 0.940%) due 11/12/2021 ~		98,100	97,819
2.500% due 09/24/2021		14,500	14,735
2.700% due 09/26/2022		18,600	19,229
2.850% due 09/26/2024		17,200	18,119
2.900% due 05/13/2022		47,800	49,388
3.125% due 05/12/2023		35,400	37,257
3.200% due 09/26/2026		6,500	6,964
3.350% due 05/13/2025		18,895	20,310
3.750% due 05/13/2030		6,400	7,092
3.875% due 11/13/2020		7,100	7,168
4.000% due 11/12/2021		63,700	66,345
4.250% due 11/13/2023		113,000	123,794
4.750% due 11/13/2028		40,000	47,172
Volkswagen International Finance NV 1.288% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	16,500	18,294
Vulcan Materials Co. 1.000% (US0003M + 0.650%) due 03/01/2021 ~		$880	875
Walt Disney Co.
1.750% due 01/13/2026		32,300	33,276
2.200% due 01/13/2028		16,100	16,832
2.650% due 01/13/2031		17,930	19,045
3.600% due 01/13/2051		49,400	55,191
3.800% due 05/13/2060		14,800	17,040
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		5,600	5,723
WestRock RKT LLC 4.900% due 03/01/2022		5,280	5,623
Whirlpool Corp. 4.600% due 05/15/2050		17,000	19,377
Woodside Finance Ltd. 3.650% due 03/05/2025		100	105
WPP Finance 2010 3.750% due 09/19/2024		800	864
Wynn Las Vegas LLC 5.500% due 03/01/2025		17,500	16,068
Xylem, Inc.
1.950% due 01/30/2028		2,200	2,223
2.250% due 01/30/2031		6,400	6,450
Yara International ASA
3.148% due 06/04/2030		12,500	13,022
4.750% due 06/01/2028		6,200	7,147
Zimmer Biomet Holdings, Inc.
1.066% (US0003M + 0.750%) due 03/19/2021 ~		1,300	1,300
3.050% due 01/15/2026		15,600	16,795
3.150% due 04/01/2022		5,300	5,504
3.375% due 11/30/2021		1,700	1,753
Zoetis, Inc.
0.817% (US0003M + 0.440%) due 08/20/2021 ~		6,000	6,010

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

2.000% due 05/15/2030		34,000	34,751
			7,533,433
SPECIALTY FINANCE 0.2%
CIMIC Group Ltd.
0.000% due 10/02/2020 «(h)(l)		51,344	50,837
0.000% due 10/06/2020 «(h)(l)		21,549	21,329
Lloyds Banking Group PLC
3.870% due 09/02/2020 (l)		14,161	14,209
3.870% due 09/02/2021 (l)		14,161	14,477
			100,852
UTILITIES 4.0%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		4,571	4,388
AEP Texas, Inc. 3.950% due 06/01/2028		7,800	8,882
AES Corp.
3.300% due 07/15/2025		21,950	22,645
3.950% due 07/15/2030		9,800	10,382
Ameren Corp. 2.500% due 09/15/2024		700	743
American Electric Power Co., Inc. 3.650% due 12/01/2021		3,695	3,855
American Transmission Systems, Inc. 5.250% due 01/15/2022		2,050	2,172
American Water Capital Corp. 3.850% due 03/01/2024		1,400	1,553
Anglian Water Services Financing PLC 1.625% due 08/10/2025	GBP	4,000	5,078
Appalachian Power Co. 3.300% due 06/01/2027		$3,400	3,675
Arizona Public Service Co. 3.350% due 05/15/2050		14,000	14,991
AT&T, Inc.
1.100% (US0003M + 0.750%) due 06/01/2021 ~		192,501	193,494
1.498% (US0003M + 1.180%) due 06/12/2024 ~		104,200	104,446
2.169% (US0003M + 0.950%) due 07/15/2021 ~		175,133	176,588
2.750% due 06/01/2031		45,850	47,541
3.400% due 05/15/2025		8,200	9,022
3.800% due 03/15/2022		8,067	8,498
4.000% due 01/15/2022		700	735
4.350% due 03/01/2029		4,100	4,783
Baltimore Gas & Electric Co.
2.800% due 08/15/2022		1,256	1,308
3.350% due 07/01/2023		700	749
Black Hills Corp. 2.500% due 06/15/2030		16,400	16,789
Blue Racer Midstream LLC 6.125% due 11/15/2022		21,964	21,903
Boston Gas Co. 3.150% due 08/01/2027		2,900	3,174
British Telecommunications PLC 4.500% due 12/04/2023		14,595	16,167
British Transco International Finance BV 0.000% due 11/04/2021 (h)		1,920	1,897
CenterPoint Energy Houston Electric LLC 2.900% due 07/01/2050		2,400	2,506
Duke Energy Carolinas LLC 3.350% due 05/15/2022		1,000	1,051
Duke Energy Corp.
0.924% (US0003M + 0.500%) due 05/14/2021 ~		43,141	43,236
0.965% (US0003M + 0.650%) due 03/11/2022 ~		49,800	49,772
2.400% due 08/15/2022		10,700	11,106
2.450% due 06/01/2030		9,800	10,348
2.650% due 09/01/2026		600	651
3.050% due 08/15/2022		4,300	4,490
3.750% due 04/15/2024		10,600	11,612
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,200	6,021
Duke Energy Progress LLC 3.375% due 09/01/2023		1,900	2,047
Edison International
2.950% due 03/15/2023		600	614
3.125% due 11/15/2022		6,700	6,906
5.750% due 06/15/2027		5,900	6,783
Enable Midstream Partners LP 4.950% due 05/15/2028		4,290	3,987
Enel Finance International NV
2.650% due 09/10/2024		197,101	206,130
4.250% due 09/14/2023		7,550	8,222
4.625% due 09/14/2025		28,500	32,479
Entergy Arkansas LLC
3.050% due 06/01/2023		1,600	1,698

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.750% due 02/15/2021	2,300	2,330
Entergy Corp.
2.800% due 06/15/2030	6,100	6,438
3.750% due 06/15/2050	7,700	8,581
4.000% due 07/15/2022	16,400	17,414
Entergy Gulf States Louisiana LLC 3.950% due 10/01/2020	200	201
Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	13,215
3.150% due 03/15/2023	425	450
Eversource Energy
2.500% due 03/15/2021	1,737	1,759
2.750% due 03/15/2022	400	415
Exelon Corp. 3.950% due 06/15/2025	933	1,049
Exelon Generation Co. LLC 3.250% due 06/01/2025	11,000	11,871
FirstEnergy Corp.
1.600% due 01/15/2026	5,500	5,556
2.250% due 09/01/2030	12,000	12,051
3.900% due 07/15/2027	2,000	2,266
Florida Power & Light Co. 3.700% due 12/01/2047	2,600	3,126
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025	19,400	19,202
5.950% due 07/29/2026	6,300	6,236
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022	6,000	6,157
Interstate Power & Light Co. 3.250% due 12/01/2024	9,870	10,725
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	7,600	8,265
ITC Holdings Corp. 2.950% due 05/14/2030	27,900	29,670
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	5,583
LG&E & KU Energy LLC
3.750% due 11/15/2020	3,100	3,112
4.375% due 10/01/2021	4,120	4,261
Metropolitan Edison Co. 3.500% due 03/15/2023	2,355	2,487
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,882
National Rural Utilities Cooperative Finance Corp.
2.300% due 09/15/2022	2,800	2,908
2.950% due 02/07/2024	3,250	3,482
8.000% due 03/01/2032	165	260
NextEra Energy Capital Holdings, Inc.
1.080% (US0003M + 0.720%) due 02/25/2022 ~	92,550	93,078
1.950% due 09/01/2022	185,190	190,563
2.250% due 06/01/2030	74,690	76,893
2.800% due 01/15/2023	2,400	2,525
3.200% due 02/25/2022	155,450	162,179
3.342% due 09/01/2020	15,900	15,980
3.625% due 06/15/2023	5,175	5,534
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	1,099
4.278% due 12/15/2028	14,300	16,719
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	12,005	10,294
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)	68,326	20,498
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	3,450	2,846
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)	21,274	2,021
Ohio Power Co. 5.375% due 10/01/2021	950	1,007
Oncor Electric Delivery Co. LLC 4.100% due 06/01/2022	690	729
ONEOK, Inc.
5.850% due 01/15/2026	15,100	17,263
6.350% due 01/15/2031	11,100	13,016
7.150% due 01/15/2051	6,700	8,165
Pacific Gas & Electric Co.
2.950% due 03/01/2026 ^(e)	4,050	4,376
3.300% due 03/15/2027 ^(e)	5,500	5,985
3.300% due 12/01/2027 ^(e)	1,800	1,952
3.400% due 08/15/2024 ^(e)	2,230	2,461
3.500% due 06/15/2025 ^(e)	3,800	4,201
3.750% due 02/15/2024 ^(e)	3,700	4,112
3.750% due 08/15/2042 ^(e)	900	935
3.850% due 11/15/2023 ^(e)	4,591	5,113
4.600% due 06/15/2043 ^(e)	2,800	3,169
4.750% due 02/15/2044 ^(e)	200	236

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Pacific Gas and Electric Co.
1.750% due 06/16/2022	37,600	37,753
1.795% (US0003M + 1.480%) due 06/16/2022 ~	74,500	74,628
2.100% due 08/01/2027 (n)	27,279	27,008
2.500% due 02/01/2031 (n)	29,400	28,815
3.300% due 08/01/2040 (n)	14,000	13,658
3.500% due 08/01/2050 (n)	48,900	47,329
4.250% due 08/01/2023	6,626	7,578
4.650% due 08/01/2028	1,900	2,287
PacifiCorp
2.700% due 09/15/2030	100	109
3.300% due 03/15/2051	100	111
Progress Energy, Inc. 3.150% due 04/01/2022	1,200	1,246
Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	7,047
2.700% due 01/15/2051	21,000	21,556
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	8,381	8,749
Puget Energy, Inc. 4.100% due 06/15/2030	15,900	17,585
Rio Oil Finance Trust
8.200% due 04/06/2028	2,200	2,219
9.250% due 07/06/2024	10,524	10,787
9.750% due 01/06/2027	29,239	30,372
San Diego Gas & Electric Co. 3.320% due 04/15/2050	1,300	1,419
Sempra Energy
0.763% (US0003M + 0.450%) due 03/15/2021 ~	30,290	30,344
4.050% due 12/01/2023	2,800	3,054
Shell International Finance BV
2.750% due 04/06/2030	55,900	60,720
3.250% due 04/06/2050	23,900	25,754
Southern California Edison Co. 3.875% due 06/01/2021	2,800	2,865
Southern California Gas Co.
3.150% due 09/15/2024	10,300	11,265
3.200% due 06/15/2025	2,500	2,748
Southern Co. Gas Capital Corp. 3.500% due 09/15/2021	3,100	3,186
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	4,800	4,800
Southwestern Public Service Co. 3.150% due 05/01/2050	9,700	10,523
Sprint Communications, Inc.
6.000% due 11/15/2022	3,600	3,802
11.500% due 11/15/2021	1,200	1,332
Sprint Corp.
7.125% due 06/15/2024	200	226
7.250% due 09/15/2021	6,100	6,402
7.875% due 09/15/2023	2,500	2,819
Tampa Electric Co. 2.600% due 09/15/2022	8,535	8,701
Telstra Corp. Ltd. 4.800% due 10/12/2021	6,700	7,020
Verizon Communications, Inc. 3.376% due 02/15/2025	225,859	250,815
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	12
Vodafone Group PLC
2.166% (US0003M + 0.990%) due 01/16/2024 ~	3,900	3,884
3.750% due 01/16/2024	20,700	22,622
VTR Comunicaciones SpA 5.125% due 01/15/2028 (c)	15,400	15,793
		2,780,961
Total Corporate Bonds & Notes (Cost $23,292,951)		24,130,482
MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	5,245
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,653
2.534% due 06/01/2028	5,100	5,264
2.584% due 06/01/2029	3,600	3,695
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	3
7.550% due 04/01/2039	2	4
Irvine Unified School District, California Special Tax Notes, Series 2011 6.578% due 09/01/2020	1,000	1,008
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,017
8.360% due 08/01/2040	9,525	9,566

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	300
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	4,700	5,265
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	9,434
		48,454
CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	208
GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	51,241	75,308
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	15,920	16,535
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,423	1,534
		18,069
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	19,970	19,984
MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000 7.590% due 02/01/2022	8,300	8,624
MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	240	240
NEW YORK 0.2%
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	34,600	40,090
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	23,214
2.127% due 03/15/2032	23,000	23,147
2.227% due 03/15/2033	23,000	23,244
2.277% due 03/15/2034	19,000	19,191
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,312
		130,198
OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	4,349
PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,165
5.401% due 06/15/2022	3,500	3,726
5.501% due 06/15/2023	3,500	3,845
		9,736
RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	210
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	103,520	104,336
Total Municipal Bonds & Notes (Cost $386,880)		419,716
U.S. GOVERNMENT AGENCIES 40.3%
Fannie Mae
0.000% due 08/25/2023 - 03/25/2036 (b)(h)	1,459	1,444
0.236% due 07/25/2037 •	101	99
0.305% due 06/25/2032 - 03/25/2034 •	30	30
0.308% due 03/25/2036 •	535	533
0.335% due 08/25/2034 •	23	23
0.385% due 05/25/2035 •	6	6

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.435% due 05/25/2037 •	20	20
0.485% due 12/25/2028 - 03/25/2037 •	501	498
0.505% due 06/25/2037 •	113	113
0.535% due 05/25/2042 - 03/25/2044 •	965	966
0.545% due 03/25/2037 •	7	7
0.565% due 07/25/2037 •	388	388
0.585% due 06/25/2029 - 11/25/2036 •	1,179	1,179
0.594% due 04/18/2028 •	18	18
0.635% due 08/25/2021 - 06/25/2049 •	285,403	285,916
0.643% due 08/25/2022 ~(a)	39,605	324
0.644% due 10/18/2030 •	120	120
0.685% due 08/25/2030 •	221	221
0.705% due 10/25/2040 •	34	34
0.744% due 12/18/2031 •	30	30
0.765% due 08/25/2037 •	4,245	4,272
0.820% due 09/25/2046 •	21,712	21,694
0.835% due 10/25/2023 - 03/25/2024 •	164	165
0.855% due 03/25/2038 •	55	56
0.905% due 06/25/2037 •	132	134
0.935% due 03/25/2038 - 11/25/2039 •	191	193
1.015% due 01/25/2022 •	1	1
1.085% due 04/25/2032 •	5	5
1.185% due 04/25/2023 •	18	18
2.212% due 11/01/2024 •	5	5
2.234% due 03/01/2033 •	21	20
2.250% due 09/01/2024 - 12/01/2024 •	7	7
2.480% due 06/01/2035 •	152	153
2.560% due 06/01/2034 •	1	1
2.592% due 05/01/2034 •	41	41
2.643% due 05/01/2035 •	12	12
2.680% due 02/01/2022	4,842	4,948
2.700% due 06/01/2030 •	8	8
2.790% due 07/01/2022	3,821	3,948
2.800% due 07/01/2022	7,800	8,060
2.850% due 06/01/2022	89	89
2.853% due 06/01/2035 •	256	267
2.870% due 09/01/2027	63,778	71,190
2.891% due 07/01/2042 - 10/01/2044 •	9,370	9,417
2.893% due 12/01/2044 •	1,239	1,246
2.910% due 06/01/2035 •	74	75
2.922% due 04/01/2027 •	5	5
2.941% due 09/01/2041 •	3,858	3,880
2.949% due 05/01/2035 •	19	19
2.957% due 11/01/2037 •	8	9
2.960% due 05/01/2022 - 07/01/2022	6,414	6,628
2.964% due 05/01/2022 ~	3,139	3,226
2.968% due 05/01/2035 •	831	874
3.000% due 01/01/2022 - 09/01/2057	134,189	142,786
3.010% due 05/25/2044 ~(a)	11,856	695
3.015% due 06/01/2036 •	40	40
3.025% due 05/01/2033 •	26	26
3.030% due 02/01/2028 •	23	23
3.085% due 10/01/2035 •	95	96
3.091% due 10/01/2030 - 10/01/2040 •	1,329	1,326
3.105% due 06/01/2035 •	198	199
3.125% due 08/01/2024 •	9	9
3.146% due 05/01/2036 •	167	174
3.156% due 12/25/2038 ~(a)	13,434	625
3.160% due 06/01/2029	54,480	62,633
3.168% due 10/01/2034 •	377	380
3.170% due 11/01/2021 •	6	6
3.193% due 05/01/2037 •	6	7
3.203% due 05/01/2022 ~	364	373
3.206% due 06/25/2055 ~(a)	12,817	848
3.212% due 04/01/2024 •	18	18
3.216% due 02/01/2035 •	675	684
3.219% due 05/01/2035 •	426	433
3.234% due 09/01/2035 •	25	25
3.258% due 03/25/2036 ~(a)	15,220	1,229
3.271% due 04/01/2036 •	58	60
3.279% due 03/01/2035 •	9	9
3.290% due 11/01/2034 •	175	176
3.315% due 01/01/2036 •	126	127
3.320% due 05/01/2028	47,508	54,611
3.325% due 02/01/2023 •	12	12
3.342% due 01/01/2036 •	2	2
3.347% due 03/01/2034 •	3	3
3.349% due 01/01/2035 •	2,513	2,613
3.361% due 03/01/2034 •	953	982
3.363% due 03/01/2022 ~	38,597	38,845
3.365% due 02/01/2035 •	24	24
3.368% due 01/01/2035 •	892	928
3.373% due 09/01/2022 •	6	6
3.380% due 11/01/2035 •	46	46
3.387% due 03/01/2033 •	27	28
3.408% due 10/01/2034 •	400	404

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.413% due 08/01/2035 - 09/01/2035 •	493	503
3.415% due 02/01/2035 •	184	189
3.420% due 03/01/2036 •	65	65
3.423% due 01/01/2035 •	24	25
3.424% due 11/01/2034 •	232	241
3.432% due 01/01/2035 •	996	1,038
3.440% due 05/01/2023 •	1	1
3.448% due 06/01/2023 •	21	21
3.461% due 11/01/2035 •	636	653
3.470% due 12/01/2034 •	45	47
3.477% due 10/01/2020 ~	76	77
3.493% due 08/01/2027 •	193	195
3.500% due 11/01/2021 - 08/25/2042	20,367	22,211
3.520% due 11/01/2031 - 12/01/2034 •	65	67
3.544% due 10/01/2034 •	34	35
3.545% due 12/01/2034 - 10/01/2035 •	246	247
3.552% due 11/01/2025 •	71	72
3.558% due 03/01/2035 •	270	272
3.566% due 12/01/2034 •	222	224
3.575% due 08/01/2035 •	208	208
3.577% due 02/01/2035 •	321	324
3.587% due 02/01/2035 •	542	547
3.588% due 12/01/2035 •	111	112
3.592% due 12/01/2033 •	161	163
3.594% due 12/01/2035 •	24	24
3.634% due 04/01/2035 •	11	12
3.647% due 09/01/2035 •	565	571
3.651% due 11/01/2032 •	8	8
3.652% due 12/01/2036 •	10	11
3.654% due 12/01/2034 •	5	5
3.664% due 01/01/2037 •	13	13
3.668% due 04/01/2034 •	2	2
3.670% due 12/01/2034 •	12	13
3.674% due 02/01/2035 •	800	841
3.675% due 09/01/2034 - 03/01/2035 •	160	161
3.685% due 02/01/2036 •	27	27
3.686% due 03/01/2034 •	849	870
3.690% due 12/01/2023 •	32	33
3.693% due 04/01/2034 •	34	35
3.694% due 04/01/2038 •	3	3
3.698% due 11/01/2035 •	320	323
3.699% due 05/01/2030 •	2	2
3.700% due 05/01/2023	19	20
3.709% due 03/01/2023 •	16	16
3.715% due 12/01/2020 ~	75	75
3.715% due 01/01/2026 •	9	9
3.723% due 05/25/2035 ~	2,721	2,851
3.737% due 11/01/2034 - 12/01/2035 •	7	7
3.738% due 12/01/2033 •	133	134
3.739% due 11/01/2034 - 04/01/2036 •	212	213
3.742% due 08/01/2027 •	58	59
3.743% due 12/01/2035 •	70	70
3.744% due 09/01/2035 •	2	2
3.759% due 04/01/2035 •	601	617
3.764% due 03/01/2036 •	45	46
3.776% due 06/01/2033 - 06/01/2035 •	24	25
3.777% due 01/01/2036 •	64	68
3.784% due 04/01/2027 •	10	10
3.785% due 07/01/2033 - 10/01/2034 •	403	405
3.786% due 05/01/2030 •	4	4
3.787% due 11/01/2035 •	92	93
3.793% due 04/01/2033 •	12	12
3.795% due 09/01/2034 •	2,536	2,647
3.802% due 09/01/2035 •	8	8
3.809% due 05/01/2038 •	6,778	7,171
3.813% due 11/01/2025 •	7	7
3.815% due 11/01/2025 - 03/01/2036 •	107	108
3.819% due 12/01/2033 •	252	254
3.824% due 08/01/2035 •	107	111
3.825% due 12/01/2023 •	28	28
3.833% due 01/01/2036 •	220	231
3.840% due 05/01/2025 - 05/01/2035 •	1,132	1,190
3.845% due 09/01/2035 •	449	450
3.853% due 10/01/2027 •	15	16
3.855% due 09/01/2035 •	5	5
3.860% due 11/01/2035 •	1,541	1,611
3.875% due 07/01/2021 - 09/01/2036 •	29	29
3.878% due 06/01/2035 •	76	77
3.880% due 03/01/2036 •	156	158
3.905% due 11/01/2035 •	58	58
3.908% due 11/01/2025 •	16	16
3.912% due 02/01/2036 - 03/01/2036 •	270	272
3.937% due 02/01/2036 •	41	42
3.940% due 11/01/2023 •	42	42
3.949% due 01/01/2035 •	254	256
3.950% due 11/01/2023 •	5	5

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.952% due 08/01/2025 •	60	61
3.966% due 02/25/2033 •	980	1,064
3.970% due 03/01/2025 •	61	62
3.978% due 09/01/2037 •	1	1
3.980% due 07/01/2021	125,500	128,885
3.982% due 09/01/2037 •	15	15
3.987% due 09/01/2035 •	30	30
3.995% due 02/01/2027 •	43	43
4.000% due 02/01/2024 •	6	6
4.000% due 07/25/2040 - 01/01/2059	39,229	43,218
4.010% due 09/01/2035 •	336	338
4.015% due 09/01/2035 •	150	150
4.020% due 12/01/2025 - 10/01/2035 •	161	164
4.032% due 07/01/2035 - 11/01/2035 •	427	430
4.037% due 11/01/2035 •	110	110
4.047% due 08/01/2023 •	4	4
4.069% due 11/01/2035 •	569	572
4.085% due 10/01/2035 •	43	43
4.095% due 07/01/2024 •	14	14
4.104% due 11/01/2025 •	4	4
4.105% due 09/01/2023 - 07/01/2035 •	40	40
4.107% due 06/01/2035 •	1,075	1,122
4.120% due 08/01/2035 •	830	843
4.123% due 10/01/2024 •	8	8
4.125% due 12/01/2025 •	30	31
4.127% due 12/01/2036 •	61	63
4.152% due 09/01/2033 •	4	4
4.157% due 12/01/2027 •	81	82
4.162% due 08/01/2035 •	43	43
4.183% due 07/01/2035 •	243	243
4.190% due 12/01/2022 •	1	1
4.192% due 09/01/2035 •	36	36
4.198% due 06/01/2025 •	70	71
4.200% due 06/01/2025 •	9	9
4.220% due 07/01/2035 •	59	59
4.225% due 05/01/2026 - 12/01/2026 •	8	8
4.233% due 08/01/2026 •	14	14
4.248% due 05/01/2035 •	7	8
4.250% due 10/01/2023 •	4	4
4.256% due 08/01/2035 •	524	527
4.258% due 08/01/2035 - 09/01/2035 •	59	59
4.263% due 09/01/2033 •	25	25
4.270% due 01/01/2036 •	108	109
4.296% due 02/01/2028 •	6	6
4.319% due 07/01/2034 •	4	4
4.321% due 11/01/2034 •	508	535
4.334% due 08/01/2035 •	88	92
4.339% due 06/01/2021 ~	212	218
4.343% due 07/01/2035 •	125	125
4.375% due 10/01/2024 •	1	1
4.378% due 08/01/2033 •	3	3
4.381% due 12/01/2030 •	6	6
4.415% due 03/01/2023 •	67	68
4.422% due 07/01/2035 •	274	275
4.432% due 12/01/2023 •	10	10
4.470% due 07/01/2026 •	5	5
4.500% due 06/25/2024 - 09/25/2041	88,439	103,512
4.510% due 07/01/2035 •	17	17
4.515% due 09/01/2029 •	2	2
4.518% due 02/01/2028 •	2	2
4.527% due 07/01/2034 •	192	193
4.530% due 10/01/2026 •	4	4
4.557% due 08/01/2035 •	4	4
4.560% due 08/01/2032 •	2	2
4.580% due 09/01/2024 •	29	29
4.595% due 07/01/2026 •	2	2
4.645% due 08/01/2027 •	10	10
4.662% due 07/01/2035 •	177	178
4.700% due 10/01/2027 •	20	21
4.705% due 07/01/2024 •	11	11
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	1	1
5.000% due 09/18/2027 - 04/25/2035	772	873
5.030% due 05/01/2024	1,926	2,174
5.030% due 09/01/2034 •	35	37
5.242% due 12/25/2042 ~	6,913	7,642
5.500% due 08/25/2020 - 08/25/2035	106	117
5.750% due 12/20/2027 - 08/25/2034	889	1,018
5.773% due 10/25/2042 ~	5,085	5,861
5.886% due 02/25/2037 •(a)	14	3
5.916% due 06/25/2037 •(a)	105	15
5.966% due 12/25/2042 •(a)	3,260	386
6.000% due 05/17/2027 - 10/25/2044	8,366	9,764
6.016% due 03/25/2039 •(a)	6,231	195
6.066% due 05/25/2037 - 01/25/2040 •(a)	996	170
6.116% due 08/25/2042 •(a)	17,015	3,347
6.196% due 03/25/2037 •(a)	54	11

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

6.250% due 02/25/2029	183	206
6.300% due 10/17/2038	332	334
6.366% due 07/25/2036 •(a)	523	105
6.416% due 12/25/2036 - 06/25/2037 •(a)	332	67
6.456% due 12/25/2036 •(a)	201	43
6.466% due 07/25/2037 •(a)	151	25
6.500% due 06/25/2021 - 06/25/2044	10,968	12,669
6.576% due 05/25/2037 •(a)	43	9
6.750% due 10/25/2023	18	20
6.900% due 05/25/2023	2	2
6.925% due 08/25/2037 ~	30	34
7.000% due 08/25/2020 - 01/25/2048	1,706	1,914
7.316% due 09/25/2038 •(a)	9	0
7.375% due 05/25/2022	33	34
7.500% due 07/25/2022 - 07/25/2041	245	284
7.500% due 06/19/2041 ~	9	12
7.750% due 01/25/2022	9	9
7.800% due 10/25/2022	11	11
7.800% due 06/25/2026 ~	1	2
8.000% due 07/25/2021 - 03/01/2030	89	94
8.000% due 08/18/2027 (a)	1	0
8.500% due 09/25/2021 - 02/17/2027	58	67
9.000% due 09/25/2020 - 11/01/2025	35	35
9.000% due 06/25/2022 (a)	1	0
9.225% due 10/25/2043 •	37,076	49,151
9.760% due 11/25/2040 •	2	2
9.764% due 03/25/2039 ~	1	2
FDIC Structured Sale Guaranteed Notes 0.673% due 11/29/2037 •	23	23
Federal Housing Administration
6.896% due 07/01/2020	9	9
7.430% due 05/01/2021 - 02/01/2024	147	149
Freddie Mac
0.200% due 09/25/2043 (a)	13,936	0
0.315% due 08/25/2031 •	155	155
0.435% due 07/15/2034 •	51	51
0.485% due 02/15/2037 •	4	4
0.525% due 02/15/2037 •	12	12
0.535% due 12/15/2029 •	23	23
0.544% due 08/15/2040 - 10/15/2040 «•	41,101	40,890
0.585% due 06/15/2031 - 05/15/2041 •	1,434	1,436
0.590% due 07/25/2050 •	37,000	37,021
0.635% due 11/15/2030 - 12/15/2031 •	25	25
0.685% due 06/15/2030 - 12/15/2032 •	47	47
0.735% due 01/15/2042 •	105	106
0.765% due 05/15/2032 - 07/15/2037 •	2,305	2,325
0.810% due 11/15/2042 •	10,583	10,651
0.855% due 08/15/2037 •	2,879	2,908
0.883% due 09/25/2022 •	3,447	3,459
0.895% due 10/15/2037 •	1,159	1,173
0.905% due 05/15/2037 •	814	826
0.915% due 05/15/2040 •	15	15
0.935% due 08/15/2036 •	20	20
1.035% due 11/15/2039 •	14	15
1.185% due 05/25/2043 •	3,745	3,831
1.357% due 08/25/2022 ~(a)	140,399	3,033
2.156% due 12/01/2026 •	42	41
2.235% due 07/15/2035 •	33,100	33,362
2.625% due 05/01/2023 •	6	7
2.700% due 08/01/2023	99,505	103,883
2.720% due 05/01/2023 •	1	1
2.875% due 04/25/2026	13,600	15,044
2.891% due 02/25/2045 •	8,413	8,491
2.904% due 07/25/2044 •	1,399	1,453
2.910% due 10/25/2023 •	19	19
2.939% due 04/25/2029	2,600	2,959
3.000% due 03/01/2027	12	12
3.000% due 08/15/2027 (a)	6,600	418
3.019% due 05/01/2037 •	89	91
3.180% due 01/01/2022 •	4	4
3.198% due 10/01/2023 •	11	11
3.203% due 06/01/2033 •	62	65
3.231% due 06/01/2035 •	5,043	5,313
3.233% due 03/01/2024 •	2	3
3.235% due 06/15/2039 ~(a)	7,302	371
3.250% due 04/01/2023 - 05/01/2023 •	2	2
3.254% due 10/15/2041 ~(a)	3,866	213
3.327% due 06/01/2022 •	31	31
3.331% due 11/15/2038 ~(a)	21,001	1,278
3.335% due 05/15/2038 •(a)	1,342	67
3.340% due 10/25/2023 •	93	96
3.347% due 03/01/2035 •	173	175
3.373% due 06/01/2037 •	4	4
3.445% due 02/01/2037 •	2	2
3.493% due 05/01/2037 •	9	9
3.500% due 07/01/2029 - 12/01/2048	78,810	85,730

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.500% due 07/01/2035 •	705	721
3.520% due 04/01/2036 •	152	159
3.570% due 08/01/2035 •	17	18
3.580% due 05/01/2035 •	2,267	2,385
3.620% due 05/01/2036 •	54	55
3.625% due 03/01/2035 - 02/01/2038 •	20	20
3.634% due 10/01/2035 •	2,457	2,587
3.637% due 09/01/2035 •	15	15
3.640% due 10/01/2035 •	98	99
3.682% due 10/01/2035 •	742	748
3.685% due 11/01/2035 •	148	149
3.703% due 10/01/2024 •	7	7
3.710% due 05/01/2037 •	2	3
3.715% due 03/01/2035 •	7	7
3.730% due 09/01/2023 •	5	5
3.737% due 05/01/2023 •	4	4
3.741% due 11/01/2028 •	105	106
3.745% due 11/01/2035 •	1,121	1,186
3.784% due 03/01/2036 •	71	72
3.788% due 04/01/2036 •	7	7
3.793% due 01/01/2037 •	16	16
3.815% due 09/01/2035 •	5	5
3.821% due 08/01/2035 •	6	7
3.829% due 07/01/2024 - 02/01/2037 •	7	7
3.831% due 10/01/2035 •	1,264	1,339
3.851% due 09/01/2023 •	28	28
3.864% due 08/01/2023 •	28	28
3.875% due 10/01/2022 •	6	6
3.890% due 11/01/2026 •	51	51
3.930% due 11/01/2034 •	107	114
3.937% due 01/01/2034 - 10/01/2035 •	887	929
3.959% due 06/01/2022 - 10/01/2035 •	2,298	2,421
3.961% due 03/01/2036 •	13	13
3.970% due 11/01/2023 •	23	23
3.977% due 01/25/2036 ~	2,357	2,458
3.985% due 09/01/2035 •	1,105	1,164
3.990% due 11/01/2023 •	1	1
3.997% due 01/01/2024 •	1	1
4.000% due 10/01/2033 - 09/01/2048	98,174	107,068
4.003% due 11/01/2035 •	1,827	1,919
4.004% due 09/01/2037 •	2	2
4.011% due 02/01/2036 •	49	50
4.021% due 09/01/2035 •	36	38
4.023% due 08/15/2032 ~	115	116
4.024% due 07/01/2025 •	20	21
4.025% due 07/01/2023 - 04/01/2029 •	37	38
4.028% due 04/01/2024 •	25	25
4.070% due 10/01/2026 •	47	47
4.083% due 02/01/2026 •	98	98
4.093% due 10/01/2023 •	25	25
4.116% due 10/01/2023 •	17	17
4.125% due 12/01/2023 •	24	25
4.142% due 07/01/2027 •	2	2
4.147% due 06/01/2024 •	21	21
4.148% due 02/01/2025 •	2	2
4.150% due 08/01/2035 •	3,151	3,315
4.156% due 08/01/2023 •	95	96
4.177% due 08/01/2035 •	4	4
4.200% due 07/01/2035 •	1,213	1,283
4.220% due 08/01/2035 •	199	200
4.237% due 10/01/2023 •	35	35
4.251% due 04/01/2029 •	2	2
4.253% due 09/01/2023 •	30	30
4.263% due 05/01/2027 •	2	2
4.295% due 06/01/2030 •	115	115
4.298% due 07/01/2036 •	1	1
4.311% due 01/01/2028 •	7	7
4.393% due 07/01/2023 •	4	4
4.405% due 07/01/2033 •	1	1
4.450% due 07/01/2030 •	112	112
4.500% due 07/15/2020 - 11/01/2048	190,072	205,786
4.500% due 08/01/2023 •	8	8
4.501% due 12/01/2035 •	61	61
4.616% due 07/01/2032 •	9	10
4.625% due 06/01/2024 •	40	40
4.717% due 10/01/2024 •	2	2
4.754% due 08/01/2023 •	6	6
5.000% due 02/15/2024 - 07/01/2040	4,810	5,525
5.003% due 10/01/2023 •	11	11
5.500% due 09/15/2021 - 03/01/2038	3,374	3,908
5.815% due 06/15/2042 - 08/15/2042 •(a)	43,121	8,377
5.950% due 06/15/2028	6,715	7,504
6.000% due 03/01/2021 - 10/15/2036	14,132	16,435
6.065% due 02/15/2038 •(a)	304	56
6.115% due 05/15/2039 •(a)	283	61
6.250% due 12/15/2028	107	121

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

6.265% due 03/15/2037 •(a)	213	44
6.315% due 08/15/2036 •(a)	132	27
6.325% due 12/15/2041 •(a)	12,573	2,743
6.395% due 09/15/2036 •(a)	184	40
6.465% due 11/15/2036 •(a)	6,841	1,495
6.500% due 11/01/2022 - 10/25/2043	32,366	37,949
7.000% due 11/15/2020 - 10/25/2043	8,024	9,908
7.000% due 09/15/2023 (a)	1	0
7.500% due 02/01/2022 - 10/01/2036	2,043	2,360
7.645% due 05/01/2025	3,355	3,865
8.000% due 04/15/2021 - 06/01/2025	235	260
8.250% due 06/15/2022	9	10
8.500% due 06/15/2021 - 06/01/2030	60	62
8.816% due 11/15/2033 •	290	321
9.000% due 12/15/2020 - 07/01/2030	10	10
9.224% due 09/15/2043 - 12/15/2043 •	20,109	26,364
12.646% due 02/15/2041 •	9	16
20.161% due 05/15/2033 •	155	242
37.531% due 08/15/2037 •	502	1,089
Ginnie Mae
0.271% due 11/16/2043 ~(a)	46,558	588
0.523% due 05/20/2047 •	1,632	1,637
0.620% due 04/20/2063 - 05/20/2063 •	7,629	7,569
0.733% due 05/20/2065 •	7,707	7,692
0.763% due 02/20/2067 •	12,892	12,877
0.773% due 06/20/2067 •	3,583	3,579
0.803% due 01/20/2061 - 07/20/2063 •	7,864	7,863
0.853% due 05/20/2065 •	6,074	6,074
0.854% due 02/20/2060 •	1,346	1,354
0.873% due 04/20/2062 - 06/20/2065 •	13,900	13,910
0.883% due 06/20/2065 •	4,953	4,958
0.890% due 04/20/2070 •	38,534	39,088
0.903% due 03/20/2062 - 08/20/2065 •	18,499	18,534
0.923% due 08/20/2065 •	46,977	47,096
0.963% due 12/20/2065 •	22,482	22,574
1.053% due 12/20/2065 - 08/20/2066 •	34,397	34,662
1.109% due 02/20/2060 •	22,504	22,697
1.153% due 04/20/2066 - 11/20/2066 •	32,106	32,497
1.223% due 07/20/2065 •	2,200	2,228
1.303% due 01/20/2066 - 03/20/2066 •	47,343	48,157
1.353% due 02/20/2066 •	33,728	34,301
1.453% due 03/20/2066 •	11,244	11,503
1.476% due 06/20/2065 •	32,715	32,674
1.486% due 09/20/2065 •	25,118	25,091
1.586% due 06/20/2067 •	17,847	18,196
1.904% due 04/20/2067 •	11,867	12,111
2.500% due 03/15/2043 - 07/15/2043	210	222
2.675% due 11/20/2067 •	4,110	4,208
3.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	1,809	1,851
3.000% due 02/20/2025 - 02/20/2034 •	3,087	3,176
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 10/20/2026 ~	2,288	2,339
3.125% due 11/20/2024 - 10/20/2038 •	2,017	2,078
3.250% (H15T1Y + 1.500%) due 08/20/2020 - 09/20/2026 ~	2,675	2,741
3.250% due 08/20/2024 - 07/20/2034 •	2,121	2,185
3.500% (H15T1Y + 2.000%) due 01/20/2025 ~	4	4
3.500% due 10/15/2041 - 01/20/2050	679,488	718,276
3.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	2,081	2,119
3.875% due 05/20/2024 - 06/20/2041 •	4,130	4,291
3.950% due 07/15/2025	54	55
4.000% due 05/20/2041 - 10/15/2049	1,050,928	1,132,799
4.000% due 02/20/2044 (a)	31,932	4,704
4.500% due 08/15/2033 - 02/20/2049	1,729,059	1,855,323
4.750% due 07/20/2035	926	1,031
5.000% due 07/15/2033 - 11/20/2049	1,470,939	1,600,311
5.500% due 03/20/2033 - 03/16/2034	943	1,046
6.000% due 04/15/2028 - 12/20/2041	1,610	1,856
6.405% due 07/16/2031 - 08/16/2033 •(a)	687	61
6.500% due 11/15/2023 - 09/20/2038	258	290
6.750% due 10/16/2040 ~	75	80
7.000% due 12/15/2022 - 10/15/2034	243	278
7.500% due 02/15/2022 - 02/15/2035	169	194
7.750% due 08/20/2025 - 12/15/2040	1,355	1,364
8.000% due 04/20/2022 - 10/20/2031	210	233
8.500% due 05/15/2023 - 04/15/2031	151	167
9.000% due 04/15/2021 - 12/15/2030	54	56
9.500% due 09/15/2020 - 12/15/2026	3	3
Ginnie Mae, TBA
3.000% due 07/01/2050 - 08/01/2050	253,750	268,251
3.500% due 08/01/2050	123,000	129,784
4.000% due 07/01/2050 - 08/01/2050	1,066,150	1,130,046
4.500% due 07/01/2050 - 08/01/2050	576,920	615,994
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	9	8
4.340% due 03/01/2024	14	15
4.350% due 07/01/2023	30	31
4.625% due 02/01/2025	100	106

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

4.770% due 04/01/2024	51	54
4.840% due 02/01/2023	25	26
4.870% due 12/01/2024	88	94
4.890% due 12/01/2023	55	58
4.930% due 01/01/2024	96	101
4.950% due 03/01/2025	140	148
5.110% due 08/01/2025	37	39
5.130% due 09/01/2023	293	306
5.190% due 07/01/2024	14	15
5.240% due 08/01/2023	28	29
5.310% due 05/01/2027	33	36
5.320% due 04/01/2027	42	45
5.340% due 11/01/2021	115	118
5.510% due 11/01/2027	61	67
5.520% due 06/01/2024	307	327
5.600% due 09/01/2028	202	222
5.780% due 08/01/2027	7	8
5.820% due 07/01/2027	326	354
5.870% due 07/01/2028	101	112
6.020% due 08/01/2028	88	97
6.070% due 07/01/2026	90	97
6.290% due 01/01/2021	11	11
6.340% due 03/01/2021	48	49
6.440% due 02/01/2021	27	27
6.900% due 12/01/2020	9	9
Uniform Mortgage-Backed Security
2.500% due 02/01/2040 - 04/01/2050	20,368	21,247
3.000% due 09/01/2027 - 03/01/2050	949,849	1,007,230
3.500% due 07/01/2023 - 02/01/2050	954,576	1,007,024
4.000% due 02/01/2024 - 08/01/2049	1,576,094	1,689,828
4.500% due 02/01/2023 - 10/01/2048	133,151	143,855
5.000% due 07/01/2020 - 02/01/2045	11,980	13,323
5.500% due 09/01/2020 - 06/01/2049	167,634	184,974
6.000% due 06/01/2021 - 02/01/2041	110,334	126,456
6.250% due 07/01/2024	1	1
6.500% due 07/01/2021 - 06/01/2039	2,203	2,607
7.500% due 12/01/2022 - 10/01/2031	22	25
8.000% due 01/01/2022 - 08/01/2032	2,216	2,605
8.500% due 05/01/2021 - 07/01/2037	617	701
9.000% due 08/01/2025 - 11/01/2025	3	4
9.500% due 10/01/2020 - 03/01/2026	10	12
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	2,568,600	2,617,027
2.500% due 07/01/2050 - 09/01/2050	4,161,710	4,329,784
3.000% due 08/01/2035 - 09/01/2050	4,048,370	4,249,946
3.500% due 07/01/2035 - 09/01/2050	1,069,150	1,124,445
4.000% due 07/01/2050	644,980	683,452
4.500% due 07/01/2035 - 07/01/2050	251,550	270,163
5.500% due 07/01/2050 - 08/01/2050	201,700	222,000
6.000% due 07/01/2050	70,500	78,469
Vendee Mortgage Trust
0.000% due 06/15/2023 ~(a)	2,078	0
6.192% due 01/15/2030 ~	532	634
6.500% due 09/15/2024	1,698	1,872
Total U.S. Government Agencies (Cost $27,405,315)		27,745,850
U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
2.000% due 02/15/2050	498,040	570,236
2.750% due 11/15/2042 (n)	764,500	979,575
2.875% due 05/15/2043	412,260	538,764
2.875% due 08/15/2045	321,230	423,409
2.875% due 05/15/2049	325,100	439,704
3.000% due 05/15/2042 (n)	41,700	55,541
3.000% due 11/15/2044 (r)	56,000	74,990
3.000% due 05/15/2045	1,092,750	1,467,422
3.000% due 11/15/2045	80,700	108,767
3.000% due 02/15/2049	135,000	186,329
3.125% due 02/15/2043 (r)	79,700	108,090
3.125% due 08/15/2044	194,200	264,863
3.375% due 05/15/2044	163,600	231,433
3.625% due 08/15/2043	123,200	179,995
3.625% due 02/15/2044	257,460	376,953
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2026 (p)	10,763	11,445
0.375% due 07/15/2025 (p)	2,422	2,591
U.S. Treasury Notes
1.625% due 08/15/2029	100,000	109,117
1.750% due 06/30/2024 (p)	402,300	426,823
1.750% due 11/15/2029 (n)	70,000	77,290

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $5,995,480)			6,633,337
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.8%
Adjustable Rate Mortgage Trust
0.305% due 08/25/2036 •		4,690	2,324
0.725% due 11/25/2035 •		15	13
1.335% due 03/25/2035 •		3,740	3,397
2.941% due 11/25/2035 ^~		1,348	1,251
3.394% due 09/25/2035 ~		1,417	1,133
3.406% due 10/25/2035 ^~		2,146	2,017
3.535% due 01/25/2036 ^~		1,950	1,806
3.612% due 03/25/2035 ~		967	961
3.794% due 11/25/2035 ^~		271	231
3.836% due 07/25/2035 ~		633	601
3.869% due 09/25/2035 ^~		132	121
4.019% due 01/25/2036 ~		1,543	1,452
4.079% due 03/25/2036 ^~		161	115
4.237% due 08/25/2035 ~		548	529
4.308% due 07/25/2035 ~		1,093	1,064
Aggregator of Loans Backed by Assets PLC 1.977% due 04/24/2049	GBP	315	391
American Home Mortgage Assets Trust 3.358% due 11/25/2035 ^~		$4,069	3,644
American Home Mortgage Investment Trust
2.015% due 09/25/2045 •		809	801
2.177% due 02/25/2044 •		19	19
2.265% due 12/25/2035 •		1,291	666
2.265% due 11/25/2045 ^•		4,726	3,211
2.515% due 02/25/2045 •		18	18
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		7,800	8,426
AREIT Trust 2.805% due 04/14/2037 •		44,300	44,538
Ashford Hospitality Trust 1.185% due 06/15/2035 •		50,900	47,438
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^		605	582
6.000% due 07/25/2046 ^		1,206	1,156
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048		30,450	33,599
Banc of America Funding Trust
0.285% due 04/25/2037 ^•		212	178
0.380% due 10/20/2036 •		10,160	8,700
0.380% due 10/20/2046 ^•		1,447	1,304
0.395% due 04/25/2037 ^•		1,794	1,540
0.490% due 02/20/2035 •		188	188
0.585% due 05/25/2037 ^•		3,446	2,880
0.770% due 05/20/2035 ^•		419	372
3.563% due 03/20/2036 ~		136	122
3.589% due 05/20/2036 ^~		722	632
3.732% due 02/20/2036 ^~		2,064	1,900
3.806% due 10/20/2046 ^~		2,094	1,804
3.809% due 04/20/2036 ^~		1,942	1,836
3.854% due 09/20/2047 ^~		2,065	1,701
3.926% due 03/20/2036 ~		473	435
3.943% due 09/20/2046 ^~		1,606	1,440
3.988% due 10/20/2046 ^~		1,387	1,121
4.012% due 05/25/2035 ~		25	25
4.071% due 11/20/2035 ^~		1,217	1,129
4.185% due 01/20/2047 ^~		60	57
4.213% due 11/20/2034 ~		2,207	2,110
4.443% due 03/20/2035 ~		58	59
4.717% due 09/20/2034 ~		106	103
5.500% due 09/25/2034		2,042	2,028
5.750% due 10/25/2035		1,425	1,350
5.750% due 09/25/2036		1,204	1,237
5.753% due 10/25/2036 ^þ		422	417
5.837% due 01/25/2037 ^þ		383	383
5.888% due 04/25/2037 ^þ		1,252	1,225
6.000% due 09/25/2036		2,250	2,391
6.000% due 09/25/2036 •		170	163
6.000% due 09/25/2036 ^		143	140
6.000% due 03/25/2037 ^		6,051	5,406
6.000% due 08/25/2037 ^		5,731	5,386
Banc of America Mortgage Trust
3.095% due 07/25/2034 ~		70	67
3.611% due 07/20/2032 ~		85	83
3.709% due 02/25/2035 ~		779	759
3.813% due 05/25/2034 ~		183	179
3.885% due 07/25/2035 ^~		442	422
3.889% due 11/25/2035 ^~		288	274
3.895% due 01/25/2036 ~		1,549	1,373
3.996% due 02/25/2035 ~		217	207
4.015% due 07/25/2035 ~		888	756
4.134% due 09/25/2033 ~		430	412

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

4.209% due 08/25/2035 ^~	2,949	2,824
4.292% due 05/25/2033 ~	242	237
4.744% due 07/25/2035 ~	175	162
5.500% due 05/25/2037 ^	319	270
6.000% due 07/25/2046 ^•	682	659
6.500% due 10/25/2031	22	24
BANK
2.403% due 03/15/2063	54,030	57,718
2.649% due 01/15/2063	76,897	83,712
3.071% due 08/15/2061	3,200	3,497
Barclays Commercial Mortgage Securities Trust 3.323% due 09/10/2028	17,544	17,546
Bayview Commercial Asset Trust 0.830% due 08/25/2034 •	141	135
BBCMS Mortgage Trust
2.595% due 02/15/2053	3,010	3,256
2.639% due 02/15/2053	8,250	8,916
4.314% due 12/15/2051	7,000	8,311
BCAP LLC Trust
0.308% due 11/26/2036 •	1,655	1,622
0.328% due 11/26/2036 •	13,999	13,549
0.395% due 05/25/2047 •	62	56
0.405% due 05/25/2047 ^•	7,688	6,992
0.571% due 07/26/2036 ~	961	944
2.431% due 01/26/2047 •	7,587	6,827
2.531% due 11/26/2046 •	1,626	1,624
3.499% due 07/26/2036 ~	2,195	2,172
3.610% due 07/26/2036 ~	666	588
3.640% due 08/26/2036 ~	10,332	7,569
3.643% due 03/26/2037 ~	1,994	1,667
3.739% due 02/26/2036 ~	557	556
3.886% due 05/26/2036 ~	4,833	3,743
4.869% due 03/26/2037 þ	12,866	12,905
5.000% due 01/26/2021 ~	513	527
5.250% due 06/26/2036	36,648	22,405
5.250% due 04/26/2037	17,736	13,782
5.250% due 04/26/2037 ~	4,975	4,529
5.250% due 06/26/2037	2,040	1,997
5.500% due 11/25/2034 ^	2,992	2,903
6.000% due 10/26/2037 ~	2,904	2,420
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	835	798
3.118% due 05/25/2034 ~	6	5
3.171% due 08/25/2033 ~	7	7
3.205% due 07/25/2034 ~	92	94
3.265% due 06/25/2035 ^~	334	309
3.398% due 07/25/2034 ~	88	80
3.649% due 03/25/2035 ~	112	113
3.673% due 06/25/2047 ^~	17,296	15,769
3.737% due 01/25/2035 ~	57	55
3.747% due 03/25/2035 ~	1,623	1,540
3.753% due 02/25/2033 ~	23	20
3.766% due 02/25/2036 ^~	4,839	4,665
3.839% due 04/25/2034 ~	777	740
3.840% due 02/25/2036 •	1,881	1,864
3.847% due 05/25/2047 ^~	11,717	11,029
3.887% due 09/25/2034 ~	701	676
3.889% due 02/25/2034 ~	358	353
3.936% due 11/25/2034 ~	1,535	1,469
3.960% due 08/25/2035 ~	427	384
4.000% due 01/25/2034 ~	18	17
4.000% due 04/25/2034 ~	1	1
4.016% due 04/25/2033 ~	25	25
4.039% due 08/25/2035 ^~	4,404	4,161
4.082% due 05/25/2033 ~	290	283
4.103% due 01/25/2034 ~	1,154	1,169
4.130% due 02/25/2047 ~	1,937	1,802
4.166% due 10/25/2035 ~	13,767	13,487
4.176% due 01/25/2034 ~	819	814
4.182% due 02/25/2036 ^~	415	392
4.225% due 04/25/2033 ~	513	509
4.250% due 10/25/2034 ~	20	19
4.260% due 04/25/2033 ~	253	246
4.270% due 10/25/2035 •	5,864	5,795
4.377% due 01/25/2035 ~	323	302
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	1,466	1,338
0.385% due 02/25/2034 •	20	18
0.505% due 08/25/2036 ^•	7,891	6,806
0.505% due 01/25/2047 ^•	2,958	2,516
0.525% due 08/25/2036 ^•	15,811	13,632
0.625% due 04/25/2035 •	276	276
0.665% due 02/25/2036 •	1,335	1,286
0.885% due 09/25/2034 •	30	30
2.763% due 02/25/2034 ~	114	103
3.229% due 01/25/2036 ^~	6,786	6,745

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.457% due 04/25/2035 ~	4	4
3.468% due 03/25/2036 ^~	3,024	2,586
3.497% due 08/25/2036 ^~	4,743	3,848
3.524% due 08/25/2034 ~	35	35
3.544% due 10/25/2033 ~	14	13
3.545% due 02/25/2036 ^~	898	737
3.567% due 01/25/2035 ~	1,900	1,338
3.568% due 12/25/2033 ~	592	573
3.658% due 03/25/2036 ~	9,919	6,687
3.697% due 08/25/2036 ^~	50	32
3.717% due 11/25/2036 ^~	2,023	1,334
3.736% due 09/25/2035 ^~	16,153	12,687
3.752% due 02/25/2034 ~	1,295	1,298
3.761% due 03/25/2036 ^~	5,902	4,909
3.769% due 05/25/2035 ~	35,304	34,378
3.776% due 11/25/2035 ^~	3,714	2,788
3.837% due 11/25/2036 ~	896	677
3.840% due 05/25/2036 ^~	5,654	3,982
3.899% due 05/25/2036 ^~	5,922	4,053
3.938% due 11/25/2036 ^~	4,308	3,177
3.986% due 09/25/2034 ~	381	371
4.057% due 12/25/2046 ^~	373	281
4.121% due 05/25/2035 ~	89	92
4.454% due 07/25/2035 ^~	7,488	5,529
Bear Stearns Mortgage Funding Trust 0.345% due 12/25/2046 •	19,121	16,776
Bear Stearns Mortgage Securities, Inc. 3.909% due 06/25/2030 ~	4	4
Bear Stearns Structured Products, Inc. Trust
3.635% due 01/26/2036 ^~	1,656	1,369
4.251% due 12/26/2046 ^~	1,791	1,572
BellaVista Mortgage Trust 0.444% due 05/20/2045 •	16	12
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	10,617
4.232% due 01/15/2052	36,036	43,017
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,827
Chase Mortgage Finance Trust
3.512% due 02/25/2037 ~	13	12
3.597% due 01/25/2036 ^~	6,669	5,838
3.609% due 02/25/2037 ~	1,920	1,898
3.687% due 03/25/2037 ^~	2,784	2,640
3.744% due 02/25/2037 ~	156	151
3.799% due 12/25/2035 ^~	4,028	3,827
3.799% due 12/25/2035 ~	6,900	6,555
3.809% due 12/25/2035 ^~	1,601	1,494
3.838% due 03/25/2037 ^~	119	114
3.922% due 09/25/2036 ^~	393	342
3.925% due 02/25/2037 ~	203	200
3.988% due 02/25/2037 ~	26	25
4.009% due 09/25/2036 ^~	46	41
5.500% due 12/25/2022 ^	4,799	3,075
5.500% due 03/25/2037	26	19
6.000% due 11/25/2036 ^	1,273	871
6.000% due 02/25/2037 ^	717	463
6.000% due 03/25/2037 ^	697	523
ChaseFlex Trust
0.335% due 08/25/2037 •	5,687	4,828
0.525% due 08/25/2037 •	5,814	5,024
0.685% due 06/25/2035 •	1,873	579
4.180% due 08/25/2037 ^þ	945	785
5.000% due 07/25/2037 ^	1,467	1,106
6.000% due 02/25/2037 ^	1,474	935
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.335% due 01/25/2036 •	617	558
0.365% due 05/25/2036 •	740	661
0.365% due 07/25/2036 •	497	460
0.435% due 08/25/2035 •	284	275
CIM Trust 3.015% due 06/25/2057 ~	13,660	13,867
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	20	21
5.500% due 04/25/2037	389	399
6.000% due 08/25/2036	579	594
6.000% due 04/25/2037	10,839	10,871
Citigroup Commercial Mortgage Trust
1.285% due 07/15/2030 •	3,631	3,460
3.209% due 05/10/2049	17,500	19,039
3.778% due 09/10/2058	21,895	24,318
Citigroup Global Markets Mortgage Securities, Inc.
0.685% due 05/25/2032 •	43	42
7.000% due 06/25/2033 þ	2	2
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	58,885	224
0.000% due 02/25/2058 ~	41	31

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.000% due 09/25/2064 ~	27	27
0.110% due 02/25/2058 ~(a)	27,432	169
0.255% due 01/25/2037 •	382	334
0.400% due 02/25/2058 ~(a)	15,981	403
0.985% due 08/25/2035 ^•	1,684	1,514
3.074% due 10/25/2046 ^~	2,347	2,058
3.500% due 02/25/2058 ~	14,269	10,468
3.643% due 03/25/2037 ^~	1,364	1,187
3.672% due 08/25/2035 ~	3,433	2,507
3.882% due 04/25/2037 ^~	1,294	1,097
3.894% due 07/25/2046 ^~	3,266	3,032
3.979% due 08/25/2035 ~	7,043	6,794
4.228% due 09/25/2064 ~	45,115	43,681
4.380% due 10/25/2035 •	5,337	5,191
6.250% due 11/25/2037 ~	2,960	2,116
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •	752	714
3.245% due 12/25/2035 ^~	1,392	941
3.462% due 05/25/2035 ~	608	608
3.898% due 02/25/2034 ~	583	578
5.500% due 11/25/2035 ^	1,390	1,409
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.884% due 09/25/2035 ~	13,379	11,448
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	330	322
6.000% due 06/25/2037 ^	792	777
Collateralized Mortgage Obligation Trust 8.000% due 09/20/2021	1	1
Commercial Mortgage Trust
3.091% due 10/10/2049	10,964	11,823
3.142% due 02/10/2048	3,767	3,897
3.510% due 09/10/2050	19,203	21,374
3.590% due 11/10/2047	20,803	22,366
4.228% due 05/10/2051	45,152	53,083
4.362% due 07/10/2045 ~	13,421	14,359
Community Program Loan Trust 4.500% due 04/01/2029	1,901	1,904
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	1,114	908
6.000% due 08/25/2037 ^~	2,578	1,872
Countrywide Alternative Loan Trust
0.355% due 11/25/2036 •	615	627
0.355% due 01/25/2037 ^•	167	167
0.355% due 06/25/2046 •	264	274
0.365% due 11/25/2036 •	14,436	13,800
0.375% due 07/25/2046 ^•	1,290	1,178
0.375% due 09/25/2046 ^•	8,188	7,472
0.380% due 09/20/2046 •	1,959	1,698
0.385% due 04/25/2047 •	4,164	3,630
0.395% due 05/25/2035 •	104	94
0.395% due 07/25/2046 ^•	181	157
0.420% due 07/20/2035 •	31	29
0.435% due 09/25/2046 ^•	892	575
0.435% due 10/25/2046 ^•	129	90
0.445% due 07/25/2036 •	18,539	15,145
0.445% due 07/25/2046 ^•	464	283
0.465% due 12/25/2035 •	22	20
0.475% due 11/25/2035 •	837	623
0.475% due 02/25/2036 ^•	1,508	1,216
0.515% due 09/25/2035 •	756	568
0.535% due 05/25/2036 ^•	2,756	1,173
0.535% due 08/25/2036 ^•	1,411	679
0.535% due 05/25/2037 ^•	155	54
0.685% due 04/25/2036 •	6,940	2,528
0.705% due 12/25/2035 •	671	600
0.725% due 01/25/2036 •	445	417
0.735% due 08/25/2034 •	15	13
0.735% due 10/25/2036 ^•	2,389	1,017
0.765% due 06/25/2034 •	1,607	1,587
0.790% due 11/20/2035 •	16	14
0.865% due 10/25/2035 •	2,113	1,418
0.885% due 10/25/2035 ^•	1,029	683
0.955% due 11/25/2035 •	222	196
0.985% due 12/25/2035 ^•	1,465	1,192
1.235% due 06/25/2034 •	8,402	7,605
1.285% due 02/25/2036 ^•	3,225	2,632
1.485% due 10/25/2035 ^•	13,311	9,234
2.504% due 12/25/2035 •	282	252
2.504% due 02/25/2036 •	388	348
2.604% due 08/25/2035 ^•	42	34
2.884% due 11/25/2047 ^•	3,835	3,268
2.984% due 01/25/2036 •	34	31
3.377% due 10/25/2035 ^~	205	172
3.640% due 11/25/2035 ^~	717	597
3.843% due 02/25/2037 ^~	11,839	11,157
5.250% due 06/25/2035 ^	428	400

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

5.500% due 07/25/2035 ^	1,816	1,410
5.500% due 11/25/2035 ^	3,943	3,217
5.500% due 11/25/2035	1,867	1,433
5.500% due 12/25/2035 ^	1,397	1,145
5.500% due 02/25/2036 ^	1,237	1,032
5.750% due 03/25/2037 ^•	713	536
5.750% due 07/25/2037 ^	144	120
6.000% due 10/25/2033	272	275
6.000% due 03/25/2035 ^	164	115
6.000% due 04/25/2036 ^	1,052	681
6.000% due 05/25/2036 ^	1,111	800
6.000% due 06/25/2036 ^	739	549
6.000% due 06/25/2036	9,008	6,692
6.000% due 08/25/2036 ^	2,418	2,018
6.000% due 08/25/2036 ^•	1,186	995
6.000% due 11/25/2036 ^	61	49
6.000% due 02/25/2037 ^	6,158	4,139
6.000% due 02/25/2037	343	263
6.000% due 03/25/2037 ^	1,543	972
6.000% due 04/25/2037 ^	3,487	2,506
6.000% due 05/25/2037 ^	331	199
6.000% due 08/25/2037 ^	6,830	5,967
6.250% due 12/25/2033	21	22
6.250% due 11/25/2036 ^	465	413
6.250% due 08/25/2037 ^	2,337	1,847
6.500% due 05/25/2036 ^	2,084	1,562
6.500% due 09/25/2036	1,044	831
6.500% due 08/25/2037 ^	7,374	4,819
6.500% due 09/25/2037 ^	1,665	1,008
19.293% due 07/25/2035 •	831	1,073
Countrywide Home Loan Mortgage Pass-Through Trust
0.508% due 03/25/2036 •	264	132
0.535% due 02/25/2036 ^•	45	13
0.725% due 03/25/2035 •	353	339
0.765% due 04/25/2035 •	130	119
0.825% due 03/25/2035 •	132	119
0.845% due 02/25/2035 •	622	579
0.865% due 02/25/2035 •	130	117
0.945% due 09/25/2034 •	46	44
2.464% due 04/25/2046 ^•	6,165	2,667
2.600% due 07/25/2034 ~	656	637
2.762% due 04/25/2035 ^~	79	62
3.000% due 06/20/2034 ~	315	302
3.269% due 05/20/2036 ^~	976	952
3.387% due 10/25/2035 ^~	2,113	1,759
3.427% due 08/25/2034 ^~	1	1
3.427% due 08/25/2034 ~	40	39
3.447% due 02/25/2047 ^~	510	452
3.453% due 02/20/2036 ^~	99	85
3.455% due 04/20/2036 ^~	903	804
3.462% due 03/25/2037 ^~	538	476
3.484% due 10/20/2035 ~	285	261
3.499% due 04/25/2035 ^~	884	724
3.538% due 11/20/2034 ~	2,163	2,101
3.596% due 05/20/2036 ^~	9,570	8,722
3.601% due 06/19/2031 ~	35	34
3.625% due 07/19/2031 ~	17	16
3.647% due 11/25/2037 ~	3,465	2,993
3.711% due 02/20/2036 ^•	5,468	4,628
3.772% due 09/25/2047 ^~	1,217	1,110
3.793% due 02/20/2036 ^•	16	15
3.799% due 08/25/2034 ^~	462	467
3.819% due 11/25/2034 ~	2,567	2,504
3.848% due 04/20/2035 ~	192	191
3.866% due 02/25/2034 ~	18	18
3.866% due 07/20/2034 ~	132	125
3.885% due 11/20/2034 ~	120	117
3.939% due 02/20/2036 ^•	82	77
4.002% due 12/19/2033 ~	16	16
4.293% due 10/25/2033 •	940	933
4.492% due 08/25/2034 ^~	902	826
4.500% due 09/25/2035	1,072	1,040
5.000% due 09/25/2035 ^	28	24
5.500% due 01/25/2035	339	352
5.500% due 09/25/2035 ^	885	866
5.500% due 10/25/2035 ^	2,163	1,850
5.500% due 11/25/2035 ^	940	797
5.750% due 12/25/2035 ^	1,622	1,298
5.750% due 02/25/2037 ^	1,260	978
5.750% due 07/25/2037 ^	632	495
6.000% due 05/25/2036 ^	1,907	1,386
6.000% due 07/25/2036	4,377	3,538
6.000% due 12/25/2036 ^	118	79
6.000% due 02/25/2037 ^	7,428	7,062
6.000% due 02/25/2037	648	515
6.000% due 07/25/2037 ^	809	626

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

6.000% due 09/25/2037 ^		360	287
6.250% due 09/25/2036 ^		1,025	724
6.250% due 02/25/2038 ^		1,365	1,036
Countrywide Home Loan Reperforming REMIC Trust
0.525% due 06/25/2035 •		1,536	1,441
4.943% due 01/25/2034 ^~		301	298
6.500% due 11/25/2034 ^		453	450
7.500% due 11/25/2034		221	228
7.500% due 06/25/2035 ^		735	783
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
1.335% due 09/25/2034 ^•		1,062	1,064
1.633% due 03/25/2032 ~		281	254
3.924% due 09/25/2034 ~		406	407
5.220% due 06/25/2032 ~		16	16
5.500% due 09/25/2035		3,194	2,860
7.500% due 05/25/2032		52	55
7.500% due 12/25/2032		1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
0.925% due 06/25/2034 •		202	198
3.303% due 07/25/2033 ~		1,039	1,020
3.488% due 10/25/2033 ~		41	40
3.813% due 05/25/2034 ~		1,145	1,153
5.500% due 10/25/2035		760	587
6.000% due 11/25/2035 ^		22	19
Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~		710	706
3.559% due 07/27/2037 ~		11,228	10,036
3.814% due 04/28/2037 ~		6,230	5,918
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~		1,105	534
5.837% due 04/25/2037 ~		18,893	8,323
5.863% due 02/25/2037 ^~		3,157	1,227
6.000% due 07/25/2036		1,013	814
6.000% due 04/25/2037 ^		1,119	739
7.000% due 08/25/2037 ^~		5,360	4,243
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2057 (h)		169	168
0.000% due 01/25/2058 (h)		254	254
0.000% due 04/25/2058 (a)(h)		9	9
0.648% due 05/27/2037 •		1,589	1,573
2.357% due 07/25/2057		14,273	13,010
2.500% due 07/25/2057 ~		321,971	345,250
3.185% due 07/25/2057 ~		169,358	112,960
3.516% due 06/25/2048		675,529	660,471
3.601% due 01/25/2058 ~		151,205	141,832
3.826% due 04/25/2058 ~		397,717	406,600
4.027% due 06/01/2050 ~		978,262	962,517
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	6,648
3.903% due 03/15/2052		2,200	2,481
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.285% due 08/25/2037 ^•		3,749	2,991
0.305% due 08/25/2036 ^•		3,074	2,751
0.365% due 06/25/2037 ^•		1,355	1,373
0.425% due 01/25/2047 •		3,911	3,114
0.515% due 02/25/2036 •		10,792	10,145
3.369% due 10/25/2035 ~		854	760
5.000% due 10/25/2033		3	3
5.500% due 12/25/2035 ^		878	851
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
0.285% due 10/25/2036 ^•		10	7
5.869% due 10/25/2036 ^þ		764	723
5.886% due 10/25/2036 ^þ		764	723
6.005% due 10/25/2036 ^~		579	548
6.300% due 07/25/2036 ^þ		721	670
Deutsche Mortgage & Asset Receiving Corp. 0.628% due 11/27/2036 •		3,720	3,596
Downey Savings & Loan Association Mortgage Loan Trust
0.374% due 04/19/2047 ^•		725	630
1.014% due 09/19/2044 •		67	62
3.773% due 07/19/2044 ~		18	17
EMF-NL Prime BV 0.407% due 04/17/2041 •	EUR	5,070	5,249
Eurosail PLC 1.250% due 10/17/2040 •		1,825	2,053
Finsbury Square PLC 0.000% due 06/16/2070 •(c)	GBP	47,460	58,867
First Horizon Alternative Mortgage Securities Trust
0.555% due 02/25/2037 •		$21	8
3.329% due 08/25/2035 ^~		1,657	1,470
3.350% due 08/25/2034 ~		200	193
3.507% due 03/25/2035 ~		35	27
5.500% due 05/25/2035		1,903	1,674
6.000% due 07/25/2036 ^		1,630	1,181
6.250% due 08/25/2037 ^		560	386

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

First Horizon Mortgage Pass-Through Trust
0.455% due 02/25/2035 •		15	13
3.627% due 10/25/2036 ~		353	291
3.864% due 08/25/2035 ~		815	675
3.981% due 01/25/2037 ^~		27	20
3.998% due 10/25/2035 ^~		3,453	3,306
4.023% due 11/25/2034 ~		926	886
4.031% due 11/25/2035 ^~		794	697
4.073% due 11/25/2037 ^~		2,284	1,731
4.336% due 09/25/2035 ~		1,614	1,554
4.760% due 10/25/2035 ~		384	382
5.250% due 05/25/2021 ^		303	218
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		57	61
GMAC Mortgage Corp. Loan Trust
3.670% due 05/25/2035 ~		1,280	1,196
3.833% due 04/19/2036 ^~		2,569	2,395
4.388% due 06/19/2035 ~		144	133
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,032	1,144
0.302% due 03/18/2039 •	GBP	30,076	36,504
0.312% due 06/18/2039 •		9,021	10,864
0.438% due 06/18/2039 •		$13,897	13,616
GreenPoint Mortgage Funding Trust
0.385% due 10/25/2046 ^•		509	426
0.455% due 04/25/2036 ^•		35	53
0.525% due 10/25/2046 ^•		676	449
0.625% due 06/25/2045 •		445	385
0.725% due 11/25/2045 •		315	257
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		18,300	18,064
GS Mortgage Securities Trust
2.096% due 11/10/2045 ~(a)		37,114	1,349
3.199% due 10/10/2031		8,510	8,604
GSC Capital Corp. Mortgage Trust 0.365% due 05/25/2036 ^•		154	139
GSMPS Mortgage Loan Trust
0.535% due 09/25/2035 •		4,496	3,821
7.500% due 06/25/2043		2,188	2,448
GSR Mortgage Loan Trust
0.485% due 07/25/2035 •		116	102
0.535% due 01/25/2034 •		29	28
1.920% due 04/25/2032 •		50	42
2.906% due 06/25/2034 ~		174	165
2.930% due 03/25/2033 •		15	14
3.337% due 07/25/2035 ~		25	24
3.499% due 05/25/2035 ~		833	805
3.561% due 04/25/2036 ~		47	39
3.644% due 03/25/2037 ^~		3,728	3,003
3.740% due 05/25/2035 ~		19	17
3.842% due 11/25/2035 ~		10	9
3.852% due 01/25/2036 ^~		90	88
3.862% due 11/25/2035 ^~		2,034	1,516
3.980% due 04/25/2035 ~		209	199
4.008% due 04/25/2035 ~		896	911
4.097% due 11/25/2035 ~		10,223	9,818
4.148% due 09/25/2035 ~		29	29
5.000% due 05/25/2036 ^		86	251
5.000% due 05/25/2037 ^		5	5
5.500% due 06/25/2035		1,704	1,829
5.500% due 06/25/2036 ^		841	839
6.000% due 08/25/2021 ^		21	22
6.000% due 03/25/2032		6	6
6.000% due 11/25/2035 ^		9,671	6,447
6.000% due 11/25/2035		905	647
6.000% due 02/25/2036 ^		4,114	3,123
6.000% due 01/25/2037 ^		899	822
6.000% due 03/25/2037 ^		25	20
6.000% due 07/25/2037 ^		210	188
6.250% due 09/25/2036 ^		451	433
6.500% due 09/25/2036 ^		2,688	1,906
HarborView Mortgage Loan Trust
0.394% due 09/19/2046 ^•		3,052	2,645
0.634% due 05/19/2035 •		9,020	8,185
0.674% due 06/19/2035 •		1,241	1,214
0.754% due 06/19/2034 •		443	432
0.794% due 04/19/2034 •		562	515
0.834% due 01/19/2035 •		1,169	1,066
0.894% due 01/19/2035 •		1,772	1,588
0.914% due 01/19/2035 •		122	115
0.994% due 11/19/2034 •		204	188
1.185% due 10/25/2037 •		1,132	1,054
2.590% due 06/19/2045 ^•		10,713	6,293
3.454% due 08/19/2036 ^~		508	490
3.653% due 07/19/2035 ^~		256	214
3.673% due 04/19/2034 ~		13	12

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.817% due 06/19/2036 ^~		4,726	2,772
3.874% due 06/19/2036 ^~		2,969	2,001
4.138% due 12/19/2035 ^~		1,039	973
Hawksmoor Mortgage Funding PLC 1.287% due 05/25/2053 •	GBP	7,310	9,055
Hilton USA Trust 2.828% due 11/05/2035		$33,800	33,402
Holmes Master Issuer PLC 1.579% due 10/15/2054 •		21,357	21,351
HomeBanc Mortgage Trust
0.445% due 01/25/2036 •		1,169	1,110
0.925% due 12/25/2034 •		1,593	1,572
1.045% due 08/25/2029 •		792	751
3.239% due 04/25/2037 ^~		739	712
HSI Asset Securitization Corp. Trust 0.405% due 11/25/2035 •		12,896	11,380
Impac CMB Trust
0.925% due 11/25/2034 •		761	738
0.945% due 10/25/2033 •		11	11
0.965% due 10/25/2034 •		297	291
4.883% due 09/25/2034 þ		157	169
Impac Secured Assets CMN Owner Trust 3.991% due 07/25/2035 ~		590	506
IndyMac Adjustable Rate Mortgage Trust
3.528% due 01/25/2032 ~		102	97
3.699% due 01/25/2032 ~		55	51
4.447% due 08/25/2031 ~		253	244
IndyMac Mortgage Loan Trust
0.325% due 04/25/2037 •		1,038	1,033
0.365% due 02/25/2037 •		12,878	11,870
0.365% due 02/25/2037 ^•		2,224	2,042
0.385% due 11/25/2046 •		460	407
0.395% due 05/25/2046 •		88	80
0.485% due 11/25/2035 ^•		443	312
0.485% due 06/25/2037 ^•		935	521
0.645% due 04/25/2035 •		151	132
0.665% due 07/25/2035 •		1,347	1,238
0.825% due 07/25/2045 •		43	37
0.965% due 05/25/2034 •		3	3
0.985% due 11/25/2034 •		35	32
1.005% due 11/25/2034 ^•		894	790
2.957% due 01/25/2035 ~		73	69
2.981% due 06/25/2037 ~		5,773	3,734
2.992% due 01/25/2036 ^~		267	238
3.034% due 06/25/2037 ^~		1,955	1,748
3.076% due 07/25/2037 ~		1,200	939
3.313% due 12/25/2035 ~		2,793	2,475
3.315% due 05/25/2036 ~		2,385	2,072
3.370% due 10/25/2035 ~		353	300
3.405% due 08/25/2035 ~		30	26
3.437% due 04/25/2037 ^~		8,365	7,112
3.449% due 04/25/2037 ~		5,410	4,870
3.500% due 03/25/2036 ^~		2,237	1,907
3.512% due 02/25/2035 ~		355	325
3.512% due 08/25/2035 ~		418	371
3.512% due 08/25/2035 ^~		357	310
3.528% due 01/25/2036 ^~		3,221	2,905
3.555% due 09/25/2035 ^~		8,972	7,308
3.624% due 08/25/2036 ~		1,155	1,067
3.717% due 12/25/2034 ~		67	65
3.904% due 01/25/2036 ~		3,953	3,769
4.015% due 10/25/2034 ~		1,579	1,567
6.250% due 11/25/2037 ^		1,126	772
JPMorgan Alternative Loan Trust
0.325% due 03/25/2037 •		1,275	1,227
3.404% due 12/25/2036 ~		5,979	5,791
3.569% due 11/25/2036 ^~		205	205
3.799% due 05/25/2037 ^~		4,502	3,920
5.692% due 05/26/2037 ~		25,476	22,170
6.050% due 05/25/2036 þ		82	80
JPMorgan Chase Commercial Mortgage Securities Trust
1.185% due 06/15/2032 •		4,390	4,145
3.474% due 12/15/2049 ~		6,700	7,207
3.648% due 12/15/2049 ~		8,606	9,648
JPMorgan Mortgage Trust
2.991% due 02/25/2034 ~		234	229
3.192% due 07/25/2035 ~		141	142
3.221% due 11/25/2033 ~		6	6
3.343% due 07/27/2037 ~		8,063	8,216
3.391% due 08/25/2036 ^~		1,912	1,684
3.395% due 06/25/2035 ~		1,631	1,634
3.611% due 06/25/2035 ~		2,778	2,745
3.620% due 05/25/2036 ~		2,161	1,934
3.626% due 10/25/2036 ~		86	73
3.639% due 04/25/2036 ^~		2,725	2,386
3.643% due 10/25/2035 ^~		480	402

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.659% due 04/25/2036 ~		2,432	2,379
3.659% due 04/25/2036 ^~		1,090	1,049
3.681% due 08/25/2035 ~		2,404	2,386
3.685% due 10/25/2035 ^~		1,212	1,057
3.713% due 04/25/2037 ^~		304	264
3.721% due 07/25/2035 ~		3,485	3,402
3.756% due 06/25/2035 ~		265	227
3.776% due 12/25/2037 ~		97	82
3.790% due 07/25/2035 ~		782	759
3.870% due 04/25/2035 ~		81	83
3.905% due 07/25/2035 ~		1,026	989
3.912% due 11/25/2035 ^~		953	882
3.939% due 11/25/2035 ^~		1,672	1,468
3.945% due 10/25/2036 ^~		2,210	1,879
3.948% due 02/25/2036 ^~		9,406	8,167
3.955% due 10/25/2036 ~		15,694	13,911
3.955% due 10/25/2036 ^~		29	25
3.968% due 07/25/2035 ~		83	83
3.976% due 09/25/2035 ~		129	119
3.995% due 07/25/2035 ~		256	247
4.090% due 10/25/2035 ~		5,529	5,444
4.150% due 07/25/2035 ~		20	20
4.187% due 08/25/2035 ^~		1,157	1,043
4.233% due 10/25/2035 ~		6,644	5,975
4.288% due 02/25/2036 ^~		49	42
4.466% due 08/25/2035 ~		750	729
5.000% due 08/25/2020		39	39
5.500% due 03/25/2022 ^		37	34
5.500% due 07/25/2036 ^		641	526
5.750% due 01/25/2036 ^		21	15
6.500% due 07/25/2036 ^		3,270	2,136
6.500% due 08/25/2036 ^		494	314
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	8,311
1.053% due 02/22/2045 •		110,324	128,857
2.250% due 02/22/2045		9,470	8,378
2.253% due 02/22/2045 •		29,232	31,537
Lavender Trust 6.250% due 10/26/2036		$5,105	3,905
Lehman Mortgage Trust
0.505% due 08/25/2036 ^•		5,300	3,931
0.835% due 06/25/2037 ^•		453	381
5.000% due 12/25/2035 ^		61	57
5.176% due 01/25/2036 ^~		2,477	2,488
5.339% due 12/25/2035 ~		3,969	1,641
5.500% due 01/25/2036		811	627
5.960% due 04/25/2036 ^~		698	613
6.000% due 07/25/2036 ^		5,044	3,576
Lehman XS Trust
0.305% due 07/25/2037 •		155	166
0.345% due 03/25/2047 ^•		773	877
0.375% due 11/25/2046 •		219	195
0.385% due 08/25/2046 ^•		1,043	957
0.385% due 08/25/2046 •		9,268	8,633
Luminent Mortgage Trust
0.345% due 11/25/2036 ^•		203	179
0.385% due 02/25/2046 •		60	48
0.425% due 04/25/2036 •		9,766	8,233
0.528% due 12/25/2036 ^•		3,026	2,712
MASTR Adjustable Rate Mortgages Trust
0.385% due 05/25/2047 •		360	410
0.395% due 04/25/2046 •		4,477	3,954
0.425% due 05/25/2037 •		884	513
0.785% due 05/25/2047 ^•		565	860
2.721% due 07/25/2035 ^~		535	485
3.385% due 12/25/2033 ~		24	23
3.454% due 12/25/2034 ~		2,153	2,040
3.475% due 03/25/2035 ~		328	302
3.594% due 05/25/2034 ~		105	103
3.802% due 12/25/2033 ~		63	64
3.929% due 10/25/2032 ~		103	100
4.402% due 10/25/2034 ~		1,312	1,229
MASTR Alternative Loan Trust 0.585% due 03/25/2036 ^•		6,860	409
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		359	323
MASTR Reperforming Loan Trust
0.545% due 07/25/2035 ^•		2,913	1,383
7.000% due 08/25/2034		1,883	1,650
7.000% due 05/25/2035		537	497
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~		2,255	2,325
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.885% due 11/15/2031 •		1,460	1,431
0.925% due 09/15/2030 •		500	491
1.065% due 11/15/2031 •		28	28

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.045% due 08/15/2032 •		62	59
2.610% due 10/20/2029 •		1,106	1,068
Merrill Lynch Alternative Note Asset Trust
0.295% due 03/25/2037 •		870	354
0.338% due 02/25/2037 •		19	20
0.485% due 03/25/2037 •		2,302	891
3.674% due 06/25/2037 ^~		1,145	881
6.000% due 03/25/2037		1,109	289
Merrill Lynch Mortgage Investors Trust
0.435% due 11/25/2035 •		13	13
0.455% due 04/25/2035 •		68	68
0.805% due 10/25/2028 •		32	31
0.845% due 06/25/2028 •		554	540
0.845% due 09/25/2029 •		38	36
0.845% due 11/25/2029 •		136	130
0.925% due 03/25/2028 •		21	20
0.965% due 03/25/2028 •		8	7
1.473% due 04/25/2029 •		287	276
1.693% due 11/25/2029 •		127	125
2.015% due 12/25/2032 ~		153	143
2.335% due 10/25/2028 •		25	24
3.359% due 02/25/2033 ~		14	14
3.425% due 09/25/2035 ~		1,858	1,772
3.505% due 12/25/2035 ~		480	457
3.510% due 06/25/2035 ~		4,126	4,038
3.547% due 06/25/2037 ~		458	444
3.603% due 05/25/2033 ~		2,183	2,125
3.627% due 07/25/2035 ^~		271	255
3.707% due 02/25/2034 ~		5	5
3.738% due 02/25/2035 ~		3,104	3,128
3.770% due 05/25/2036 ~		1,179	1,127
3.834% due 08/25/2034 ~		455	448
3.848% due 12/25/2035 ~		669	628
3.868% due 05/25/2033 ~		7	7
4.063% due 09/25/2035 ^~		7,211	6,483
4.154% due 12/25/2034 ~		22	22
4.320% due 11/25/2035 •		2,329	2,265
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048		9,229	10,164
Morgan Stanley Capital Trust
2.508% due 04/05/2042 ~		17,000	17,317
4.071% due 03/15/2052		3,635	4,293
Morgan Stanley Mortgage Loan Trust
0.445% due 03/25/2036 •		1,162	882
0.465% due 01/25/2036 •		9,367	6,518
0.475% due 12/25/2035 •		31	25
0.495% due 01/25/2035 •		4	4
0.505% due 01/25/2035 •		2,019	1,901
3.054% due 06/25/2037 ~		3,386	2,348
3.226% due 06/25/2036 ~		118	116
3.324% due 07/25/2035 ^~		147	138
3.347% due 11/25/2037 ~		9,718	8,076
3.386% due 07/25/2035 ~		295	261
3.442% due 07/25/2035 ^~		6,143	5,503
3.748% due 06/25/2036 ~		10,650	8,702
4.114% due 09/25/2035 ^~		1,902	1,085
5.701% due 02/25/2047 þ		1,650	955
6.000% due 02/25/2036 ^		347	354
6.000% due 10/25/2037 ^		1,564	1,243
MortgageIT Mortgage Loan Trust 0.415% due 04/25/2036 •		6,022	5,625
MortgageIT Securities Corp. Mortgage Loan Trust 0.685% due 09/25/2037 •		9,922	8,919
MortgageIT Trust 0.965% due 02/25/2035 •		353	345
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		585	594
New York Mortgage Trust 3.876% due 05/25/2036 ^~		5,336	4,787
Newgate Funding PLC
0.242% due 12/15/2050 •	EUR	61,484	66,486
0.397% due 12/01/2050 •	GBP	612	709
Nomura Asset Acceptance Corp. Alternative Loan Trust
1.185% due 05/25/2035 •		$2,765	2,159
3.216% due 02/25/2036 ^~		221	185
3.219% due 10/25/2035 ~		58	55
5.820% due 03/25/2047 þ		837	851
7.000% due 02/19/2030 ~		666	678
Paragon Mortgages PLC 0.908% due 10/15/2041 •	GBP	1,485	1,757
PFP Ltd. 1.245% due 04/14/2037 •		$6,600	6,421
Prime Mortgage Trust 0.585% due 02/25/2034 •		867	822

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Proteus RMBS DAC
0.000% due 10/29/2054 «	EUR	481	5,986
0.000% due 10/29/2054		33,620	23,063
0.052% due 10/29/2054		228,357	255,414
0.502% due 10/29/2054		20,861	23,203
0.702% due 10/29/2054		15,172	16,819
1.352% due 10/29/2054		11,379	12,564
2.602% due 10/29/2054		9,482	10,386
RAAC Trust 0.555% due 09/25/2034 •		$159	158
RBSGC Mortgage Loan Trust
0.565% due 12/25/2034 •		21,154	17,737
5.750% due 04/25/2035		9,448	9,370
RBSSP Resecuritization Trust
0.405% due 10/27/2036 •		2,465	2,229
0.408% due 08/27/2037 •		2,511	2,458
0.438% due 09/27/2037 •		9,301	7,358
0.498% due 02/27/2037 •		2,930	2,641
4.000% due 10/26/2037		8,740	8,007
Ready Capital Mortgage Financing LLC 2.350% due 02/25/2035 •		4,700	4,735
Regal Trust 2.489% due 09/29/2031 •		12	12
Residential Accredit Loans, Inc. Trust
0.315% due 02/25/2037 •		4,461	4,417
0.325% due 01/25/2037 •		3,965	3,805
0.335% due 02/25/2037 •		2,183	1,882
0.365% due 05/25/2036 •		12,115	10,792
0.365% due 09/25/2036 •		2,300	2,044
0.370% due 12/25/2036 •		30	27
0.375% due 07/25/2036 •		3,006	2,842
0.375% due 08/25/2036 ^•		5,090	4,668
0.375% due 09/25/2036 ^•		48	43
0.395% due 06/25/2037 •		1,621	1,331
0.455% due 02/25/2046 ^•		1,550	1,049
0.485% due 08/25/2035 •		343	290
0.515% due 03/25/2037 •		1,180	118
0.585% due 11/25/2036 ^•		1,340	907
2.864% due 09/25/2045 •		300	274
3.808% due 08/25/2035 ^~		1,523	831
4.045% due 04/25/2035 ~		940	795
4.999% due 09/25/2035 ^~		213	176
5.250% due 09/25/2020		233	232
5.268% due 02/25/2036 ^~		806	641
6.000% due 08/25/2036 ^		1,644	1,548
6.000% due 09/25/2036 ^		1,662	1,525
6.000% due 09/25/2036		1,454	1,334
6.000% due 11/25/2036 ^		1,786	1,666
6.000% due 01/25/2037 ^		9	8
6.250% due 03/25/2037 ^		1,373	1,191
6.500% due 07/25/2037 ^		471	427
6.500% due 09/25/2037 ^		1,723	1,685
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		158	175
Residential Asset Securitization Trust
5.000% due 08/25/2020		14	14
5.500% due 08/25/2034		79	81
5.500% due 06/25/2035 ^		461	375
5.750% due 02/25/2036 ^		668	426
6.000% due 04/25/2037 ^		266	213
6.000% due 05/25/2037 ^		152	123
6.000% due 07/25/2037 ^		1,148	663
6.250% due 08/25/2036		99	83
6.250% due 10/25/2036 ^		321	308
6.250% due 11/25/2036 ^		1,949	1,179
6.250% due 09/25/2037 ^		2,030	1,123
6.500% due 08/25/2036		1,362	645
6.500% due 09/25/2036 ^		1,291	792
Residential Funding Mortgage Securities, Inc. Trust
3.838% due 06/25/2035 ~		148	143
4.337% due 02/25/2036 ^~		1,788	1,587
4.356% due 02/25/2037 ~		2,725	2,155
4.423% due 11/25/2035 ^~		66	60
4.889% due 07/27/2037 ^~		6,828	5,844
5.500% due 12/25/2034		341	348
6.000% due 06/25/2036 ^		1,062	1,030
6.000% due 07/25/2036 ^		1,204	1,119
6.000% due 10/25/2036 ^		5,376	4,970
6.000% due 06/25/2037 ^		513	493
6.500% due 03/25/2032		71	75
RESIMAC Bastille Trust 1.024% due 12/05/2059 •		139	138
Resloc UK PLC 0.413% due 12/15/2043 •	GBP	2,542	2,856
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	1,894	2,037

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.348% due 06/12/2044 •	GBP	27,451	31,930
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	40,404
0.198% due 09/28/2055 •		746,351	806,798
0.348% due 09/28/2055 •		62,548	65,287
0.598% due 09/28/2055 •		42,646	43,773
1.000% due 09/28/2055 ~		15,864	10,875
1.098% due 09/28/2055 •		25,587	26,075
1.848% due 09/28/2055 •		42,646	42,373
Securitized Asset Sales, Inc. 3.987% due 11/26/2023 ~		$32	30
Sequoia Mortgage Trust
0.390% due 07/20/2036 •		37	34
0.400% due 06/20/2036 •		1,003	917
0.540% due 07/20/2033 •		122	114
0.850% due 06/20/2033 •		6	6
0.950% due 10/20/2027 •		28	27
0.990% due 10/20/2027 •		466	450
1.625% due 05/20/2034 •		929	904
1.645% due 05/20/2034 •		306	296
2.375% due 09/20/2033 •		199	187
3.072% due 01/20/2047 ^~		1,436	1,089
3.530% due 09/20/2046 ^~		2,937	2,245
3.722% due 01/20/2047 ^~		2,030	1,728
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 09/25/2034 •		1,361	1,244
0.485% due 10/25/2035 •		594	585
0.485% due 08/25/2036 ^•		3,773	2,822
2.015% due 10/25/2037 ^•		608	555
2.904% due 01/25/2035 ^•		149	135
3.367% due 01/25/2035 ~		359	345
3.404% due 12/25/2034 ~		30	30
3.483% due 12/25/2035 ~		787	506
3.553% due 11/25/2035 ^~		258	228
3.560% due 12/25/2035 ~		2,215	2,021
3.616% due 11/25/2036 ^~		2,953	2,723
3.624% due 05/25/2036 ^~		3,077	2,841
3.684% due 02/25/2036 ^~		1,498	1,315
3.685% due 04/25/2036 ^~		3,181	2,432
3.714% due 09/25/2034 ~		8	8
3.765% due 02/25/2034 ~		631	612
3.774% due 02/25/2036 ^~		2,074	1,496
3.875% due 08/25/2035 ~		42	40
3.945% due 03/25/2036 ^~		478	422
4.037% due 02/25/2036 ^~		1,966	1,796
4.054% due 09/25/2035 ~		865	820
4.316% due 05/25/2036 ^~		597	559
4.739% due 09/25/2034 ~		90	90
Structured Asset Mortgage Investments Trust
0.375% due 06/25/2036 •		974	946
0.395% due 04/25/2036 •		600	598
0.395% due 05/25/2036 •		96	86
0.405% due 05/25/2046 •		10,134	5,182
0.415% due 02/25/2036 ^•		187	161
0.444% due 07/19/2035 •		2,776	2,587
0.445% due 03/25/2037 •		1,486	740
0.445% due 05/25/2046 ^•		1	0
0.495% due 12/25/2035 ^•		2,114	1,942
0.525% due 03/25/2037 ^•		249	103
0.854% due 09/19/2032 •		1,302	1,256
0.894% due 01/19/2034 •		177	169
1.034% due 10/19/2033 •		342	318
1.035% due 05/25/2047 •		9,496	7,072
2.904% due 12/25/2035 ^•		1,610	1,523
3.625% due 02/25/2036 ^•		9,539	8,993
6.473% due 06/25/2029 ~		12	11
Structured Asset Securities Corp.
4.855% due 04/15/2027 ~		9	9
5.500% due 06/25/2035		1,093	1,158
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,711	2,065
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.490% due 07/25/2032 ~		23	21
3.520% due 01/25/2034 ~		1,268	1,255
3.522% due 03/25/2033 ~		734	734
3.769% due 07/25/2033 ~		19	19
3.846% due 11/25/2033 ~		85	81
5.123% due 06/25/2034 þ		106	106
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,977	1,638
SunTrust Adjustable Rate Mortgage Loan Trust
3.845% due 10/25/2037 ~		662	590
3.854% due 04/25/2037 ^~		425	340
3.931% due 02/25/2037 ^~		407	368
4.018% due 01/25/2037 ^~		2,867	2,544

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

SunTrust Alternative Loan Trust
0.835% due 12/25/2035 ^•		3,683	3,001
5.750% due 12/25/2035 ^		2,421	2,346
6.000% due 04/25/2036 ^		582	473
TBW Mortgage-Backed Trust
5.630% due 01/25/2037 ^þ		626	314
5.970% due 09/25/2036 ^þ		5,583	308
6.015% due 07/25/2037 þ		1,088	661
6.500% due 07/25/2036		4,736	2,012
Thornburg Mortgage Securities Trust
0.535% due 12/25/2033 •		371	364
1.815% due 06/25/2047 ^•		27,828	24,731
1.815% due 06/25/2047 •		3	2
1.865% due 03/25/2037 ^•		12,430	10,970
3.139% due 10/25/2043 ~		246	235
3.732% due 09/25/2037 ~		3,599	3,520
3.880% due 09/25/2047 ~		36,312	30,505
3.940% due 07/25/2036 •		51,970	47,443
4.085% due 10/25/2046 •		67,441	64,694
Trinity Square PLC 1.818% due 07/15/2051 •	GBP	8,144	10,104
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	8,139
4.313% due 05/15/2051		10,000	11,727
VMC Finance LLC 1.294% due 09/15/2036 •		2,565	2,498
Wachovia Mortgage Loan Trust LLC
4.033% due 08/20/2035 ^~		1,763	1,696
4.115% due 08/20/2035 ^~		315	309
4.151% due 03/20/2037 ^~		729	667
4.214% due 10/20/2035 ~		426	379
4.332% due 10/20/2035 ~		8	8
WaMu Mortgage Pass-Through Certificates Trust
0.455% due 12/25/2045 •		390	377
0.595% due 11/25/2045 •		249	237
0.595% due 12/25/2045 •		211	196
0.765% due 07/25/2045 •		203	189
0.925% due 11/25/2034 •		603	582
1.165% due 11/25/2034 •		293	282
1.990% due 07/25/2047 ^•		3,219	2,498
2.240% due 10/25/2046 •		8,256	7,333
2.264% due 04/25/2047 •		9,914	8,942
2.274% due 05/25/2047 •		11,026	9,690
2.371% due 08/25/2035 ~		140	128
2.384% due 05/25/2046 •		246	221
2.384% due 12/25/2046 •		6,962	6,361
2.504% due 08/25/2046 •		124	119
2.904% due 06/25/2042 •		382	355
3.185% due 04/25/2037 ^~		2,124	1,854
3.266% due 11/25/2036 ^~		20	18
3.289% due 05/25/2037 ^~		115	99
3.341% due 12/25/2036 ^~		56	53
3.504% due 02/25/2037 ^~		4,973	4,358
3.515% due 12/25/2036 ^~		6,967	6,745
3.526% due 12/25/2036 ^~		9,270	8,401
3.565% due 03/25/2036 ^~		12,833	11,299
3.566% due 05/25/2037 ^~		1,581	1,479
3.571% due 04/25/2035 ~		3,276	3,184
3.584% due 01/25/2036 ^~		4,355	4,105
3.592% due 02/25/2037 ^~		11,057	10,356
3.598% due 03/25/2037 ~		16,359	15,825
3.611% due 02/25/2037 ^~		6,437	6,024
3.618% due 03/25/2035 ~		1,138	1,102
3.633% due 04/25/2037 ^~		855	802
3.640% due 05/25/2035 ~		17,193	17,059
3.649% due 02/25/2037 ^~		467	415
3.674% due 08/25/2036 ~		8,363	7,210
3.709% due 09/25/2036 ^~		4,463	4,119
3.715% due 07/25/2037 ^~		270	236
3.746% due 12/25/2035 ~		8,863	8,538
3.767% due 12/25/2035 ~		1,566	1,466
3.854% due 08/25/2036 ^~		1,066	957
3.859% due 08/25/2046 ^~		6,363	5,744
3.861% due 10/25/2035 ~		537	526
3.874% due 08/25/2036 ^~		145	132
4.016% due 01/25/2033 ~		95	91
4.124% due 09/25/2035 ~		10,918	11,307
4.139% due 08/25/2034 ~		191	187
4.275% due 09/25/2033 ~		472	455
4.351% due 09/25/2033 ~		46	43
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	4	8,942
0.982% due 12/21/2049 •		192,449	236,235
1.682% due 12/21/2049 •		23,296	28,398
2.182% due 12/21/2049 •		11,648	14,162
2.682% due 12/21/2049 •		6,656	8,053

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.182% due 12/21/2049 •	6,656	7,939
Washington Mutual Mortgage Pass-Through Certificates Trust
0.345% due 02/25/2037 ^•	$13,125	10,690
0.635% due 04/25/2035 •	6,642	5,071
2.474% due 05/25/2046 ^•	3,786	3,080
2.966% due 05/25/2033 ~	104	97
3.270% due 02/25/2031 ~	1	1
3.530% due 06/25/2033 ~	1,917	1,863
4.224% due 09/25/2036 ^þ	3,403	1,491
5.500% due 11/25/2035 ^	597	602
5.500% due 06/25/2037 ^	1,059	1,075
6.000% due 04/25/2036 ^	1,825	1,722
6.268% due 07/25/2036 þ	1,360	529
6.449% due 07/25/2036 ^þ	2,323	904
Wells Fargo Alternative Loan Trust 3.667% due 07/25/2037 ^~	999	894
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	9,400	10,220
3.472% due 11/15/2050	10,070	11,296
3.615% due 12/15/2049	11,561	12,482
4.023% due 03/15/2052	33,712	39,500
4.442% due 09/15/2061	4,000	4,779
Wells Fargo Mortgage-Backed Securities Trust
3.317% due 07/25/2034 ~	7	7
4.018% due 04/25/2036 ~	1,515	1,444
4.074% due 03/25/2036 ~	79	75
4.283% due 05/25/2035 ~	1	1
Total Non-Agency Mortgage-Backed Securities (Cost $7,627,795)		7,438,905
ASSET-BACKED SECURITIES 7.5%
Aames Mortgage Investment Trust 0.965% due 10/25/2035 •	3,100	3,006
Accredited Mortgage Loan Trust
0.505% due 12/25/2035 •	92	92
1.055% due 01/25/2035 •	675	640
4.330% due 06/25/2033 þ	1,263	1,256
4.980% due 10/25/2033 þ	1,073	1,138
ACE Securities Corp. Home Equity Loan Trust
0.245% due 10/25/2036 •	11	6
0.295% due 12/25/2036 •	5,957	2,223
0.345% due 08/25/2036 ^•	5,082	1,639
0.385% due 12/25/2036 •	22,968	8,873
0.405% due 08/25/2036 ^•	6,531	2,169
0.735% due 12/25/2045 ^•	4,785	3,362
0.805% due 02/25/2036 ^•	2,450	2,349
0.845% due 11/25/2035 •	8,377	8,332
0.885% due 08/25/2045 •	2,470	2,415
1.160% due 11/25/2033 •	1,668	1,626
1.160% due 12/25/2034 •	275	265
1.160% due 07/25/2035 •	2,985	2,973
1.985% due 10/25/2032 •	737	740
Aegis Asset-Backed Securities Trust
0.615% due 12/25/2035 •	3,300	3,039
0.665% due 06/25/2035 •	3,500	3,229
Ally Master Owner Trust 0.505% due 07/15/2022 •	15,300	15,305
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.875% due 04/25/2034 •	54	54
0.965% due 05/25/2034 •	1,808	1,798
1.055% due 07/25/2034 •	264	262
3.560% due 11/25/2032 ^•	3,355	3,290
4.260% due 05/25/2034 ^þ	686	720
Amortizing Residential Collateral Trust 1.220% due 07/25/2032 •	46	45
Ares CLO Ltd. 2.325% due 04/17/2026 •	2,443	2,443
Argent Securities Trust
0.295% due 09/25/2036 •	4,513	1,984
0.335% due 06/25/2036 •	20,178	7,412
0.335% due 09/25/2036 •	23,303	10,348
0.375% due 03/25/2036 •	6,393	4,215
0.455% due 05/25/2036 •	25,744	9,853
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.505% due 01/25/2036 •	11,547	10,517
1.310% due 11/25/2034 •	3,522	3,387
2.210% due 05/25/2034 •	626	618
Asset-Backed Funding Certificates Trust
1.045% due 12/25/2030 •	691	644
1.235% due 03/25/2034 ^•	2,149	2,068
1.280% due 05/25/2032 •	452	442
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265% due 05/25/2037 •	199	151
0.635% due 11/25/2035 •	4,322	4,298
0.945% due 10/25/2034 •	1	1
1.535% due 04/15/2033 •	1,451	1,414

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

3.185% due 08/15/2033 •		415	406
3.410% due 08/15/2032 •		5,936	5,777
Avery Point CLO Ltd. 2.091% due 04/25/2026 •		345	344
B2R Mortgage Trust 2.567% due 06/15/2049		14,101	14,150
Barings Euro CLO BV 1.050% due 07/27/2030	EUR	1,400	1,563
Bear Stearns Asset-Backed Securities Trust
0.295% due 04/25/2031 •		$777	1,298
0.355% due 12/25/2036 ^•		3,489	3,694
0.385% due 12/25/2036 •		6,573	6,572
0.425% due 06/25/2047 •		7,331	7,231
0.525% due 05/25/2036 ^•		1,250	1,232
0.585% due 11/25/2034 ^•		1,238	948
0.585% due 02/25/2036 •		9,767	9,704
0.635% due 12/25/2042 •		101	99
0.825% due 12/25/2034 •		4	4
0.845% due 10/25/2032 •		803	791
0.985% due 10/27/2032 •		770	745
1.160% due 08/25/2035 •		1,182	1,178
1.185% due 10/25/2037 •		121	121
1.185% due 11/25/2042 •		147	140
1.235% due 08/25/2037 •		6,053	5,351
1.310% due 02/25/2035 •		3,395	3,384
3.112% due 10/25/2036 ~		814	565
3.933% due 06/25/2043 ~		379	369
4.124% due 07/25/2036 ~		72	71
5.500% due 01/25/2034 þ		23	24
California Street CLO Ltd. 2.249% due 10/15/2025 •		15,737	15,622
CarMax Auto Owner Trust 2.690% due 07/15/2022		15,959	16,102
Carrington Mortgage Loan Trust
0.245% due 01/25/2037 •		242	235
0.345% due 10/25/2036 •		4,414	3,661
0.435% due 10/25/2036 •		5,172	4,333
0.445% due 02/25/2037 •		53,326	48,271
Carvana Auto Receivables Trust 2.600% due 01/18/2022		2,236	2,239
Catamaran CLO Ltd. 2.535% due 10/18/2026 •		3,301	3,286
CDC Mortgage Capital Trust 0.980% due 07/25/2034 •		1,241	1,209
Cent CLO Ltd. 2.289% due 10/15/2026 •		28,800	28,446
Chase Funding Trust
0.745% due 02/25/2033 •		45	41
0.825% due 08/25/2032 •		521	491
0.845% due 11/25/2032 •		12	11
1.085% due 02/25/2032 •		28	28
Chesapeake Funding LLC
0.555% due 08/15/2030 •		14,178	13,931
3.230% due 08/15/2030		2,214	2,256
CIT Group Home Equity Loan Trust 1.235% due 09/25/2030 •		1,169	1,142
CIT Mortgage Loan Trust 1.535% due 10/25/2037 •		12,238	12,231
Citigroup Mortgage Loan Trust
0.325% due 12/25/2036 •		418	414
0.345% due 12/25/2036 •		11,212	7,485
0.355% due 07/25/2045 •		9,525	7,690
0.375% due 05/25/2037 •		11,542	8,399
0.435% due 08/25/2036 •		20,404	19,689
0.445% due 01/25/2037 •		5,148	5,120
0.445% due 07/25/2045 •		4,552	3,708
0.455% due 05/25/2037 •		17,700	16,827
0.635% due 11/25/2045 •		1,906	1,890
4.444% due 10/25/2037 þ		2,696	2,858
5.764% due 01/25/2037 ^þ		1,089	691
6.351% due 05/25/2036 ^þ		2,649	1,372
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 1.115% due 05/25/2035 •		3,900	3,833
Citigroup Mortgage Loan Trust, Inc. 0.920% due 09/25/2035 ^•		10,828	10,672
CLNC FL1 Ltd. 1.444% due 08/20/2035 •		44,100	43,053
Commonbond Student Loan Trust 2.550% due 05/25/2041		6,461	6,616
Conseco Finance Corp. 6.870% due 04/01/2030 ~		72	74
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		254	273
Cork Street CLO Designated Activity Co. 0.760% due 11/27/2028 •	EUR	16,754	18,767

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Countrywide Asset-Backed Certificates
0.325% due 07/25/2037 ^•		$4,758	4,423
0.325% due 08/25/2037 ^•		14,905	13,287
0.325% due 08/25/2037 •		721	705
0.335% due 01/25/2037 •		4,731	4,623
0.335% due 05/25/2037 •		6,895	6,840
0.345% due 01/25/2034 •		328	327
0.345% due 12/25/2035 ^•		1,178	1,162
0.355% due 05/25/2037 •		2,192	2,190
0.355% due 06/25/2047 •		1,878	1,873
0.365% due 06/25/2047 •		441	438
0.365% due 11/25/2047 ^•		2,442	2,045
0.405% due 09/25/2037 ^•		2,757	2,350
0.405% due 09/25/2047 ^•		27,156	23,451
0.415% due 10/25/2047 •		5,822	5,569
0.475% due 06/25/2036 •		2,035	2,035
0.475% due 08/25/2036 •		4,261	4,196
0.485% due 06/25/2036 •		1,145	1,145
0.485% due 07/25/2036 •		2,270	2,243
0.525% due 12/25/2036 ^•		456	304
0.585% due 08/25/2034 •		695	649
0.625% due 04/25/2036 •		3,922	3,900
0.635% due 03/25/2036 •		2,600	2,406
0.675% due 02/25/2036 •		2,890	2,872
0.925% due 05/25/2032 •		14	14
4.548% due 10/25/2046 ^~		3,668	3,628
4.717% due 10/25/2032 ^~		4,769	4,537
Countrywide Asset-Backed Certificates Trust
0.325% due 02/25/2037 •		10,395	9,476
0.325% due 03/25/2037 •		4,273	4,004
0.345% due 03/25/2037 •		3,568	3,535
0.345% due 09/25/2046 •		1,821	1,770
0.375% due 06/25/2047 •		2,418	2,386
0.635% due 04/25/2036 •		548	549
0.645% due 05/25/2036 •		28,083	27,280
0.715% due 02/25/2036 •		4,738	4,691
0.825% due 02/25/2036 •		9,944	9,389
0.835% due 07/25/2035 •		3,754	3,761
0.985% due 08/25/2047 •		15,871	15,519
1.535% due 04/25/2035 •		3,500	3,427
4.596% due 12/25/2034 ~		1,842	1,878
4.693% due 10/25/2035 ~		64	65
4.740% due 10/25/2035 ~		17	17
5.103% due 05/25/2035 þ		635	643
5.583% due 08/25/2035 ~		17,821	18,815
5.859% due 10/25/2046 ^~		3,312	3,169
Countrywide Asset-Backed Certificates Trust, Inc.
0.925% due 12/25/2034 •		2,166	2,064
1.085% due 11/25/2034 •		410	388
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		12,054	12,204
Credit Suisse First Boston Mortgage Securities Corp.
0.925% due 08/25/2032 •		1,871	1,769
1.835% due 05/25/2043 •		367	365
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (h)		122	122
3.196% due 02/25/2056		562,623	516,003
Credit-Based Asset Servicing & Securitization LLC
0.305% due 07/25/2037 •		330	249
1.285% due 04/25/2032 •		36	36
6.780% due 05/25/2035 þ		1,148	1,194
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.626% due 03/25/2037 ^þ		5,445	2,893
Credit-Based Asset Servicing & Securitization Trust
0.245% due 11/25/2036 •		105	63
0.335% due 11/25/2036 •		10,114	6,220
0.435% due 04/25/2037 •		935	712
Crown Point CLO Ltd. 2.075% due 07/17/2028 •		15,089	14,876
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036 þ		1,564	517
5.720% due 09/25/2036 ^þ		2,128	1,024
6.172% due 06/25/2036 ^þ		1,857	745
CVP Cascade CLO Ltd. 2.326% due 01/16/2026 •		1,536	1,536
Delta Funding Home Equity Loan Trust 1.005% due 09/15/2029 •		149	144
Denali Capital CLO LLC 2.041% due 10/26/2027 •		30,400	30,084
Driver Australia Trust 1.020% due 07/21/2026	AUD	6,504	4,481
Dryden Senior Loan Fund 2.119% due 10/15/2027 •		$22,198	22,009
EMC Mortgage Loan Trust
0.925% due 05/25/2040 •		22	22
1.085% due 05/25/2043 •		17	17

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Enterprise Fleet Financing LLC 3.380% due 05/20/2024		13,756	14,027
EquiFirst Mortgage Loan Trust 0.935% due 01/25/2034 •		17	15
Evergreen Credit Card Trust 1.900% due 09/15/2024		28,300	29,053
FAB UK Ltd. 0.881% due 12/06/2045 •	GBP	2,201	2,585
Fair Oaks Loan Funding DAC 1.900% due 07/15/2031 •	EUR	4,500	5,088
Fieldstone Mortgage Investment Trust
0.375% due 05/25/2036 •		$9,111	6,852
0.488% due 11/25/2036 •		10,058	6,777
Figueroa CLO Ltd. 2.119% due 01/15/2027 •		4,814	4,812
Finance America Mortgage Loan Trust 1.085% due 08/25/2034 •		357	345
First Franklin Mortgage Loan Trust
0.345% due 04/25/2036 •		3,204	3,069
0.425% due 08/25/2036 •		5,803	5,127
0.425% due 10/25/2036 •		5,330	3,958
0.635% due 11/25/2036 •		4,260	4,231
0.675% due 07/25/2035 •		1,472	1,469
0.920% due 12/25/2034 •		1,317	1,364
1.385% due 01/25/2035 •		2,690	2,614
1.610% due 10/25/2034 •		1,334	1,305
First NLC Trust
0.325% due 08/25/2037 •		3,162	1,811
0.465% due 08/25/2037 •		1,790	1,050
0.645% due 05/25/2035 •		1,351	1,268
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024		53,200	54,715
Fremont Home Loan Trust
0.245% due 01/25/2037 •		33	17
0.285% due 08/25/2036 •		412	159
0.315% due 11/25/2036 •		44,339	19,846
0.335% due 01/25/2037 •		14,572	7,566
0.345% due 08/25/2036 •		8,435	3,324
0.355% due 02/25/2037 •		52,876	25,694
0.425% due 02/25/2037 •		20,080	9,984
0.435% due 05/25/2036 •		12,158	8,523
0.455% due 04/25/2036 •		3,100	2,572
0.515% due 01/25/2036 •		15,026	14,286
0.920% due 07/25/2035 •		1,152	1,136
1.115% due 07/25/2034 •		141	136
1.250% due 06/25/2035 •		6,400	6,206
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	101,309	73,422
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •		$6	3
GLS Auto Receivables Issuer Trust 1.580% due 08/15/2024		12,300	12,324
GMAC Mortgage Corp. Home Equity Loan Trust 7.000% due 09/25/2037 ~		31	31
Gracechurch Card Funding PLC 0.585% due 07/15/2022 •		39,500	39,510
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		336	349
GSAA Home Equity Trust
0.255% due 03/25/2036 •		50	24
0.285% due 03/25/2037 •		621	247
0.305% due 04/25/2047 •		3,248	2,999
0.305% due 05/25/2047 •		4,623	3,205
0.365% due 05/25/2036 •		15,841	5,842
0.365% due 07/25/2037 •		1,727	1,648
0.485% due 03/25/2037 •		2,398	1,339
0.485% due 05/25/2047 •		269	203
0.525% due 09/25/2036 •		10,251	3,744
0.555% due 06/25/2035 •		92	92
0.635% due 08/25/2037 •		2,954	2,906
3.689% due 03/25/2036 ~		6,470	3,785
GSAMP Trust
0.275% due 01/25/2037 •		3,567	2,264
0.305% due 12/25/2036 •		6,705	3,705
0.345% due 05/25/2046 •		663	653
0.365% due 11/25/2035 •		386	69
0.425% due 06/25/2036 •		4,885	3,235
0.425% due 08/25/2036 •		2,117	1,836
0.455% due 04/25/2036 •		4,551	3,524
1.235% due 06/25/2034 •		453	421
1.435% due 03/25/2034 ^•		3,215	2,883
1.505% due 12/25/2034 ^•		1,334	1,097
1.835% due 10/25/2034 •		234	232
Gulf Stream Meridian Ltd. 2.478% due 10/15/2029 •		23,500	23,634

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Halcyon Loan Advisors Funding Ltd. 2.198% due 10/22/2025 •	11,887	11,870
Home Equity Asset Trust
0.785% due 11/25/2032 •	154	133
1.280% due 05/25/2035 •	3,293	3,250
Home Equity Loan Trust 0.415% due 04/25/2037 •	9,605	9,082
Home Equity Mortgage Loan Asset-Backed Trust
0.305% due 04/25/2037 •	1,287	933
0.395% due 04/25/2037 •	4,137	3,038
HSI Asset Loan Obligation Trust 0.245% due 12/25/2036 •	111	42
HSI Asset Securitization Corp. Trust
0.235% due 10/25/2036 •	171	90
0.295% due 12/25/2036 •	565	218
0.355% due 12/25/2036 •	5,147	2,005
0.575% due 11/25/2035 •	4,378	4,234
IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~	13	12
7.310% due 11/20/2028	12	12
7.520% due 08/20/2028	12	12
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.045% due 10/25/2033 •	475	467
IXIS Real Estate Capital Trust 0.815% due 02/25/2036 •	1,496	1,492
Jamestown CLO Ltd.
1.909% due 07/15/2026 •	6,003	5,958
2.355% due 01/17/2027 •	8,491	8,431
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036 •	238	128
0.295% due 08/25/2036 •	30	23
0.335% due 08/25/2036 •	17	17
0.345% due 01/25/2036 •	773	769
0.345% due 07/25/2036 ^•	6,449	2,377
0.355% due 04/25/2036 •	375	376
0.375% due 03/25/2047 •	22,912	22,076
0.395% due 03/25/2037 •	642	642
0.425% due 08/25/2036 •	3,000	2,931
0.445% due 07/25/2036 •	6,277	6,106
0.445% due 03/25/2037 •	5,600	5,445
0.455% due 04/25/2036 •	4,575	4,532
6.337% due 08/25/2036 ^þ	2,036	1,585
LA Arena Funding LLC 7.656% due 12/15/2026	33	32
LCM LP 2.175% due 10/20/2027 •	13,900	13,666
Legacy Mortgage Asset Trust
0.000% due 07/25/2057 (h)	162,670	160,547
0.000% due 01/25/2058 ~	154	154
3.073% due 12/25/2056 ~	576,172	522,288
3.291% due 02/25/2058 ~	120,903	123,093
3.423% due 12/26/2057 ~	529,121	537,675
4.026% due 01/25/2058 ~	41,295	41,807
Lehman ABS Mortgage Loan Trust
0.275% due 06/25/2037 •	6,719	5,013
0.385% due 06/25/2037 •	3,627	2,743
Lehman XS Trust 0.355% due 01/25/2037 •	207	227
LoanCore Issuer Ltd. 1.315% due 05/15/2028 •	24,000	23,795
Long Beach Mortgage Loan Trust
0.345% due 12/25/2036 •	26,529	19,192
0.705% due 08/25/2045 •	6,895	6,492
0.745% due 10/25/2034 •	11	9
0.945% due 08/25/2045 •	1,485	1,473
1.235% due 06/25/2035 •	8,900	8,458
1.460% due 02/25/2035 •	4,500	4,343
Loomis Sayles CLO Ltd. 2.119% due 04/15/2028 •	10,426	10,158
Massachusetts Educational Financing Authority 1.941% due 04/25/2038 •	1,231	1,202
MASTR Asset-Backed Securities Trust
0.235% due 01/25/2037 •	96	32
0.335% due 08/25/2036 •	5,170	2,665
0.425% due 03/25/2036 •	7,630	5,824
0.425% due 10/25/2036 •	5,034	4,411
0.685% due 10/25/2035 ^•	9,796	8,886
1.115% due 06/25/2035 •	8,620	8,355
5.471% due 11/25/2035 þ	337	318
5.719% due 02/25/2036 þ	690	681
Merrill Lynch First Franklin Mortgage Loan Trust 0.355% due 04/25/2037 •	2,931	1,541
Merrill Lynch Mortgage Investors Trust
0.245% due 11/25/2037 •	1,826	850
0.295% due 08/25/2037 •	9,834	6,003
0.305% due 02/25/2037 •	1,052	402

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.335% due 08/25/2037 •	41,185	25,362
0.335% due 11/25/2037 •	13,005	6,249
0.425% due 08/25/2037 •	2,059	1,293
0.445% due 03/25/2037 •	46,554	37,370
0.505% due 03/25/2037 •	12,484	10,065
0.635% due 02/25/2047 •	19,397	13,495
0.688% due 04/25/2037 •	3,093	1,814
MESA Trust 0.985% due 12/25/2031 •	381	376
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	164	176
Mid-State Trust 7.791% due 03/15/2038	1,346	1,483
Morgan Stanley ABS Capital, Inc. Trust
0.235% due 07/25/2036 •	162	79
0.245% due 12/25/2036 •	2,963	1,686
0.245% due 05/25/2037 •	1,305	1,121
0.275% due 01/25/2037 •	6,345	3,545
0.285% due 11/25/2036 •	1,671	1,128
0.295% due 03/25/2037 •	7,305	3,630
0.325% due 11/25/2036 •	16,406	9,482
0.325% due 05/25/2037 •	5,271	4,172
0.335% due 06/25/2036 •	8,084	5,287
0.335% due 09/25/2036 •	17,949	8,459
0.335% due 10/25/2036 •	15,178	8,849
0.335% due 11/25/2036 •	18,483	12,547
0.335% due 12/25/2036 •	2,390	1,378
0.345% due 09/25/2036 •	4,273	2,264
0.365% due 03/25/2037 •	28,143	14,155
0.385% due 02/25/2037 •	2,409	1,406
0.415% due 10/25/2036 •	1,816	1,072
0.415% due 11/25/2036 •	16,634	11,396
0.435% due 08/25/2036 •	17,675	10,326
0.435% due 12/25/2036 •	10,366	6,066
0.435% due 05/25/2037 •	2,338	2,033
0.525% due 03/25/2037 •	3,630	1,875
0.545% due 02/25/2037 •	4,352	1,943
0.830% due 09/25/2035 •	1,521	1,506
0.920% due 07/25/2035 •	6,100	5,864
1.115% due 11/25/2034 •	9,140	9,030
1.185% due 03/25/2033 •	834	797
1.205% due 08/25/2034 •	148	147
Morgan Stanley Dean Witter Capital, Inc. Trust
1.460% due 09/25/2032 •	1,181	1,160
1.535% due 02/25/2033 •	717	707
Morgan Stanley Home Equity Loan Trust
0.285% due 12/25/2036 •	17,517	9,622
0.345% due 04/25/2036 •	6,274	4,709
Morgan Stanley IXIS Real Estate Capital Trust
0.235% due 11/25/2036 •	6	3
0.335% due 07/25/2036 •	9,962	5,114
0.415% due 07/25/2036 •	30,548	16,051
Morgan Stanley Mortgage Loan Trust
0.265% due 11/25/2036 •	3,822	1,497
0.305% due 04/25/2037 •	6,064	2,673
0.415% due 02/25/2037 •	568	237
0.545% due 04/25/2037 •	2,938	1,392
1.765% due 11/25/2036 ^•	1,919	839
5.577% due 10/25/2046 ^þ	2,827	1,037
5.726% due 10/25/2036 ^þ	1,301	586
5.750% due 04/25/2037 ^~	773	490
6.000% due 02/25/2037 ^~	608	471
Mountain Hawk CLO Ltd. 2.335% due 04/18/2025 •	14,532	14,473
Mountain View CLO Ltd. 2.019% due 10/15/2026 •	5,026	4,961
Navient Private Education Loan Trust 3.610% due 12/15/2059	11,884	12,161
Navient Private Education Refi Loan Trust
2.180% due 08/15/2068	6,370	6,407
3.010% due 06/16/2042	3,858	3,866
Navient Student Loan Trust 3.430% due 12/15/2059	6,647	6,685
Nelnet Student Loan Trust 0.785% due 03/25/2030 •	5,439	5,385
New Century Home Equity Loan Trust
0.665% due 10/25/2035 •	2,299	2,196
0.860% due 03/25/2035 •	2,328	2,280
1.070% due 05/25/2034 •	1,124	1,085
3.185% due 01/25/2033 ^~	2,372	2,166
Nissan Auto Lease Trust 2.710% due 07/15/2021	7,555	7,586
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.515% due 10/25/2036 ^•	23,290	6,308
0.585% due 02/25/2037 ^•	2,108	728
0.675% due 05/25/2035 •	1,657	1,644

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

6.032% due 10/25/2036 ^þ	3,012	1,244
NovaStar Mortgage Funding Trust
0.285% due 01/25/2037 •	4,242	1,889
0.335% due 09/25/2036 •	16,879	9,184
0.335% due 03/25/2037 •	4,554	2,051
0.355% due 11/25/2036 •	10,208	4,295
0.365% due 03/25/2037 •	3,770	1,712
0.395% due 01/25/2037 •	19,082	8,806
0.435% due 10/25/2036 •	5,415	3,942
0.485% due 06/25/2036 •	2,347	1,936
0.895% due 12/25/2033 •	409	394
1.010% due 06/25/2034 •	60	59
2.060% due 03/25/2035 •	9,200	8,997
OCP CLO Ltd. 1.985% due 04/17/2027 •	3,301	3,279
Octagon Investment Partners Ltd. 2.319% due 04/15/2026 •	84	84
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	64,800	65,736
OneMain Financial Issuance Trust 2.370% due 09/14/2032	20,651	20,718
Option One Mortgage Loan Trust
0.285% due 01/25/2037 •	11,698	7,678
0.325% due 01/25/2037 •	26,333	17,404
0.355% due 05/25/2037 •	4,544	2,712
0.365% due 04/25/2037 •	7,794	4,969
0.405% due 01/25/2037 •	9,902	6,636
0.405% due 04/25/2037 •	22,665	17,224
0.425% due 04/25/2037 •	3,309	2,241
0.435% due 03/25/2037 •	1,532	882
0.435% due 07/25/2037 •	3,430	2,592
0.515% due 04/25/2037 •	2,508	1,628
0.545% due 01/25/2036 •	6,600	5,753
Option One Mortgage Loan Trust Asset-Backed Certificates
0.875% due 11/25/2035 •	21,800	20,545
1.040% due 10/25/2032 •	2,432	2,363
Ownit Mortgage Loan Trust 0.785% due 10/25/2036 ^•	3,033	2,825
Palmer Square CLO Ltd. 1.242% due 08/15/2026 •	16,128	16,018
Palmer Square Loan Funding Ltd.
1.177% due 02/20/2028 •	14,172	13,965
1.869% due 07/15/2026 •	21,048	20,890
2.005% due 07/20/2028 •	43,400	43,166
2.105% due 04/20/2027 •	6,252	6,188
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.985% due 12/25/2034 •	13,859	13,569
Penarth Master Issuer PLC 0.644% due 09/18/2022 •	46,000	45,968
People's Choice Home Loan Securities Trust
0.905% due 05/25/2035 ^•	724	721
1.130% due 05/25/2035 ^•	7,000	6,580
1.535% due 01/25/2035 •	4,214	4,061
People's Financial Realty Mortgage Securities Trust 0.325% due 09/25/2036 •	20,382	7,426
Popular ABS Mortgage Pass-Through Trust
0.395% due 01/25/2037 •	6,594	6,365
0.815% due 06/25/2035 •	3,676	3,567
RAAC Trust
0.455% due 05/25/2036 •	739	729
0.485% due 06/25/2044 •	1,824	1,630
0.525% due 02/25/2036 •	2,127	2,111
0.535% due 11/25/2046 •	10,773	9,940
0.585% due 06/25/2047 •	511	511
Renaissance Home Equity Loan Trust
0.545% due 11/25/2034 •	277	251
0.885% due 08/25/2032 •	104	94
1.065% due 08/25/2033 •	49	46
5.893% due 06/25/2037 ^þ	8,030	2,623
5.906% due 06/25/2037 þ	8,997	2,945
Residential Asset Mortgage Products Trust
0.475% due 02/25/2036 •	2,956	2,912
0.485% due 03/25/2036 •	16,837	16,257
2.735% due 12/25/2034 •	1,713	1,704
Residential Asset Securities Corp. Trust
0.315% due 11/25/2036 •	8,375	7,434
0.335% due 08/25/2036 •	626	609
0.355% due 11/25/2036 •	3,258	3,005
0.425% due 10/25/2036 •	2,300	2,196
0.455% due 05/25/2037 •	1,113	1,106
0.465% due 04/25/2036 •	4,125	4,013
0.595% due 01/25/2036 •	1,009	1,007
0.765% due 06/25/2033 •	1,147	1,021
0.775% due 09/25/2035 •	4,343	4,330
0.845% due 11/25/2035 •	1,322	1,324
1.010% due 07/25/2034 •	746	721

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

1.280% due 03/25/2035 •		2,803	2,683
Residential Mortgage Loan Trust 1.685% due 09/25/2029 •		4	4
SACO Trust 0.605% due 03/25/2036 ^•		15	15
Santander Retail Auto Lease Trust 2.720% due 01/20/2022		24,149	24,399
Saxon Asset Securities Trust 0.355% due 10/25/2046 •		9,793	9,552
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•		258	79
0.315% due 05/25/2037 ^•		673	539
0.345% due 07/25/2036 •		2,660	1,266
0.425% due 07/25/2036 •		3,421	1,674
0.435% due 03/25/2036 •		11,630	8,360
0.435% due 05/25/2036 •		12,602	7,983
1.145% due 01/25/2036 ^•		2,953	2,465
Seneca Park CLO Ltd. 2.255% due 07/17/2026 •		3,591	3,583
SG Mortgage Securities Trust 0.335% due 10/25/2036 •		20,988	18,951
SLC Student Loan Trust
0.423% due 03/15/2027 •		7,180	7,102
1.213% due 06/15/2021 •		3,373	3,202
SLM Private Credit Student Loan Trust 0.513% due 06/15/2023 •		1,442	1,440
SLM Private Education Loan Trust 2.435% due 06/16/2042 •		5,263	5,279
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	1,893	2,123
0.783% due 12/15/2027 •		$29,613	29,386
0.863% due 12/15/2025 •		19,333	19,192
1.111% due 01/25/2027 •		38,809	38,263
1.141% due 10/25/2029 •		10,796	10,598
1.321% due 01/25/2022 •		6,378	6,033
1.891% due 07/25/2023 •		507	480
2.691% due 07/25/2023 •		848	835
SoFi Alternative Trust 4.655% due 05/16/2050 ~		220,982	237,698
SoFi Consumer Loan Program LLC 3.050% due 12/26/2025		311	311
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		9,110	9,241
SoFi Professional Loan Program LLC
1.485% due 02/25/2040 •		2,670	2,684
3.020% due 02/25/2040		4,594	4,741
SoFi Professional Loan Program Trust 2.640% due 08/25/2047		2,451	2,457
Soundview Home Loan Trust
0.295% due 01/25/2037 •		3,780	3,026
0.345% due 11/25/2036 •		2,709	2,678
0.345% due 01/25/2037 •		3,608	2,905
0.365% due 02/25/2037 •		9,069	3,308
0.365% due 08/25/2037 •		2,266	2,165
0.445% due 02/25/2037 •		11,702	4,401
0.465% due 05/25/2036 •		5,000	4,733
1.010% due 06/25/2035 •		1,165	1,174
South Carolina Student Loan Corp. 1.350% due 09/03/2024 •		232	228
Specialty Underwriting & Residential Finance Trust
0.285% due 11/25/2037 •		508	317
0.535% due 03/25/2037 •		3,682	2,816
0.785% due 12/25/2036 •		3,825	3,681
0.935% due 06/25/2036 •		378	377
1.085% due 06/25/2036 •		18,300	17,071
1.160% due 12/25/2035 •		2,036	2,010
3.947% due 02/25/2037 ^þ		6,587	3,344
3.947% due 02/25/2037 þ		30,857	15,674
Structured Asset Investment Loan Trust
0.335% due 06/25/2036 •		1,271	1,232
0.335% due 09/25/2036 •		14,546	14,001
0.785% due 01/25/2036 •		5,524	5,417
0.885% due 04/25/2033 •		679	665
1.085% due 05/25/2035 •		9,400	9,013
1.115% due 09/25/2034 •		330	318
1.115% due 01/25/2035 •		33,065	32,323
1.185% due 09/25/2034 •		253	246
1.310% due 01/25/2035 •		3,957	3,159
1.385% due 12/25/2034 •		5,658	5,564
1.565% due 04/25/2033 •		129	124
1.760% due 01/25/2035 •		4,313	1,955
1.910% due 01/25/2035 ^•		2,913	540
Structured Asset Securities Corp. Mortgage Loan Trust
0.365% due 01/25/2037 •		2,854	1,535
0.435% due 09/25/2036 •		4,141	4,076
0.455% due 04/25/2036 •		12,594	11,830

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

0.485% due 06/25/2035 •		833	822
0.635% due 05/25/2037 •		3,486	3,278
1.185% due 08/25/2037 •		8,869	8,807
2.735% due 12/25/2034 •		838	810
Sudbury Mill CLO Ltd. 2.285% due 01/17/2026 •		4,901	4,878
Telos CLO Ltd. 2.405% due 01/17/2027 •		9,146	9,110
TICP CLO Ltd. 1.975% due 04/20/2028 •		29,315	28,704
TPG Real Estate Finance 1.344% due 10/15/2034 •		61,100	59,652
Triaxx Prime CDO Ltd. 0.443% due 10/02/2039 •		27,299	11,056
Utah State Board of Regents 0.918% due 01/25/2057 •		48,252	47,253
Vendome Funding CLO DAC 0.000% due 07/20/2031 «•(c)	EUR	31,500	35,342
Venture CLO Ltd.
1.171% due 02/28/2026 •		$24,317	23,993
2.205% due 07/19/2028 •		7,700	7,563
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021		804	806
WaMu Asset-Backed Certificates WaMu Trust 0.435% due 04/25/2037 •		12,027	5,828
Washington Mutual Asset-Backed Certificates Trust 0.245% due 10/25/2036 •		1,677	803
WhiteHorse Ltd. 2.065% due 04/17/2027 •		2,565	2,549
Z Capital Credit Partners CLO Ltd. 2.126% due 07/16/2027 •		13,870	13,695
Total Asset-Backed Securities (Cost $5,057,668)			5,133,221
SOVEREIGN ISSUES 2.6%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	19,300	22,883
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (h)	BRL	4,302,401	778,565
Chile Government International Bond
1.625% due 01/30/2025	EUR	11,600	13,672
2.450% due 01/31/2031		$43,900	45,546
3.500% due 01/25/2050		11,000	12,392
Emirate of Abu Dhabi Government International Bond
2.500% due 04/16/2025		20,600	21,750
3.125% due 04/16/2030		36,700	40,528
3.875% due 04/16/2050		34,300	40,671
Hong Kong Government International Bond 2.500% due 05/28/2024		1,000	1,057
Indonesia Government International Bond 4.200% due 10/15/2050		36,600	40,997
Israel Government International Bond
2.750% due 07/03/2030		28,900	31,941
3.250% due 01/17/2028		18,000	20,421
3.875% due 07/03/2050		56,000	66,716
4.125% due 01/17/2048		4,000	4,971
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	22,025
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		$46,600	48,327
3.375% due 09/27/2023		55,800	60,670
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	37,591
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$25,100	27,226
Kuwait International Government Bond 2.750% due 03/20/2022		21,700	22,417
Mexico Government International Bond
3.900% due 04/27/2025		9,800	10,520
4.750% due 04/27/2032		7,500	8,287
5.000% due 04/27/2051		26,100	28,214
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,337	1,043
6.000% due 03/01/2022		165	125
Paraguay Government International Bond 4.950% due 04/28/2031		$6,500	7,272
Peru Government International Bond
2.392% due 01/23/2026		8,600	8,948
2.783% due 01/23/2031		2,900	3,099
5.350% due 08/12/2040	PEN	87,100	24,714
5.400% due 08/12/2034		46,700	13,905
5.940% due 02/12/2029		111,900	36,497
Poland Government International Bond 4.000% due 01/22/2024		$15	17
Province of Alberta 2.050% due 08/17/2026		6,000	6,371

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Province of Quebec 3.500% due 12/01/2022	CAD	68,053	53,763
Provincia de Buenos Aires 28.192% due 04/12/2025	ARS	440,953	3,256
Qatar Government International Bond
3.375% due 03/14/2024		$34,200	36,693
3.750% due 04/16/2030		30,300	34,578
3.875% due 04/23/2023		42,900	46,113
4.000% due 03/14/2029		21,100	24,321
4.400% due 04/16/2050		46,200	57,296
4.500% due 01/20/2022		6,000	6,327
4.500% due 04/23/2028		12,200	14,410
5.103% due 04/23/2048		600	818
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	350
Serbia Government International Bond 3.125% due 05/15/2027	EUR	19,600	23,078
Tokyo Metropolitan Government
2.000% due 05/17/2021		$400	405
2.500% due 06/08/2022		4,500	4,660
Total Sovereign Issues (Cost $1,778,023)			1,815,446
		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)		775,108	2
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)		9,250	7
Total Common Stocks (Cost $15,194)			9
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 «(f)		8,712,560	0
6.250% due 07/14/2033 «(f)		475,440	0
Total Convertible Preferred Securities (Cost $0)			0
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(j)(k)		6,400,000	7,450
CoBank ACB 6.250% (US0003M + 4.557%) due 10/01/2022 ~(j)		40,000	4,085
Encina Private Credit LLC «		3,411	0
Total Preferred Securities (Cost $11,673)			11,535
SHORT-TERM INSTRUMENTS 6.5%
REPURCHASE AGREEMENTS (m) 4.3%			2,940,065
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
30.365% due 08/28/2020 ~	ARS	178,327	1,721
U.S. TREASURY BILLS 0.9%
0.143% due 07/16/2020 - 01/28/2021 (g)(h)(n)(p)(r)		$627,200	626,952
U.S. TREASURY CASH MANAGEMENT BILLS 1.3%
0.138% due 09/29/2020 - 10/06/2020 (g)(h)(p)(r)		892,200	891,906

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $4,461,027)		4,460,644
Total Investments in Securities (Cost $77,121,432)		78,847,800
	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short Asset Portfolio	338,439,986	3,375,939
PIMCO Short-Term Floating NAV Portfolio III	350,726,279	3,457,810
Total Short-Term Instruments (Cost $6,832,602)		6,833,749
Total Investments in Affiliates (Cost $6,832,602)		6,833,749
Total Investments 124.5% (Cost $83,954,034)		$85,681,549
Financial Derivative Instruments (o)(q) 0.2%(Cost or Premiums, net $(113,796))		130,393
Other Assets and Liabilities, net (24.7)%		(16,999,835)
Net Assets 100.0%		$68,812,107

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							The group contains securities in default.
«							Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Interest Only ("IO") or IO Strip.
(b)							Principal only securities.
(c)							When-issued securities.
(d)							Payment in-kind bond securities.
(e)							Security is not accruing income as of the date of this report.
(f)							Security did not produce income within the last twelve months.
(g)							Coupon represents a weighted average yield to maturity.
(h)							Zero coupon security.
(i)							Principal amount of security is adjusted for inflation.
(j)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)							Contingent convertible security.
(l)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.				0.000%	10/02/2020	06/26/2020	$50,846	$50,837	0.08%
CIMIC Group Ltd.				0.000	10/06/2020	06/26/2020	21,329	21,329	0.03
Citigroup, Inc.				2.572	06/03/2031	05/26/2020	39,200	40,566	0.06
GHH Holdings Ltd.				2.532	12/04/2024	10/10/2018	65,702	59,409	0.09
General Motors Co.				5.400	10/02/2023	05/07/2020	7,792	8,456	0.01
General Motors Co.				6.125	10/01/2025	05/07/2020	7,794	8,775	0.01
Hotel (PL Property) Ltd.				2.568	02/07/2023	07/09/2018	47,700	44,001	0.06
Lloyds Banking Group PLC				3.870	09/02/2021	05/22/2018	14,161	14,477	0.02
Lloyds Banking Group PLC				3.870	09/02/2020	05/22/2018	14,161	14,209	0.02
PKY- San Felipe Plaza LP				3.550	12/09/2021	12/05/2018	122,000	121,420	0.18
Pinnacol Assurance				8.625	06/25/2034	06/23/2014	15,000	16,673	0.02
Tawny Funding S.A.				3.150	03/16/2023	08/28/2018	203,990	187,220	0.27
							$609,675	$587,372	0.85%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	0.115%	06/30/2020	07/06/2020	$200,000	U.S. Treasury Bonds 4.250% due 11/15/2040		$(50,939)	$200,000	$200,001
					U.S. Treasury Notes 2.250% due 02/15/2027		(152,470)
BCY	0.120	06/30/2020	07/01/2020	65,100	U.S. Treasury Bonds 2.500% - 3.000% due 05/15/2045 - 02/15/2046		(65,823)	65,100	65,100
BOS	0.120	06/30/2020	07/01/2020	5,100	U.S. Treasury Notes 1.500% due 09/30/2024		(5,201)	5,100	5,100
	0.120	07/01/2020	07/02/2020	544,700	U.S. Treasury Bonds 4.375% due 05/15/2040		(122,506)	544,700	544,700
					U.S. Treasury Notes 0.125% due 06/30/2022		(432,963)
	0.130	06/25/2020	07/02/2020	67,300	U.S. Treasury Bonds 2.875% due 08/15/2045		(69,045)	67,300	67,301
BPS	0.130	06/30/2020	07/01/2020	1,400	U.S. Treasury Bonds 3.000% due 02/15/2047		(1,424)	1,400	1,400
DEU	0.120	07/01/2020	07/02/2020	25,300	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021		(25,843)	25,300	25,300

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

FICC	0.000	06/30/2020	07/01/2020	5,265	U.S. Treasury Notes 1.875% due 04/30/2022	(5,370)	5,265	5,265
IND	0.120	06/30/2020	07/01/2020	50,500	U.S. Treasury Bonds 3.375% due 05/15/2044	(51,268)	50,500	50,500
JPS	0.100	06/30/2020	07/01/2020	194,900	U.S. Treasury Notes 0.250% due 06/30/2025	(199,012)	194,900	194,901
0.120	06/30/2020	07/01/2020	1,201,000	U.S. Treasury Bonds 3.000% due 11/15/2044	(1,221,864)	1,201,000	1,201,004
0.120	07/01/2020	07/02/2020	53,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(54,432)	53,300	53,300
0.130	06/30/2020	07/01/2020	445,400	U.S. Treasury Notes 0.250% due 06/30/2025	(454,230)	445,400	445,402
NXN	0.120	06/30/2020	07/01/2020	50,000	U.S. Treasury Bonds 3.000% due 02/15/2047	(50,586)	50,000	50,000
RDR	0.120	06/30/2020	07/01/2020	30,800	U.S. Treasury Notes 1.500% due 11/30/2021	(31,435)	30,800	30,800
Total Repurchase Agreements	$(2,994,411)	$2,940,065	$2,940,074
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(2.900)%	04/22/2020	TBD(3)	$(6,730)	$(6,693)
(0.100)	06/19/2020	TBD(3)	(10,443)	(10,442)
(0.100)	06/19/2020	TBD(3)	(9,780)	(9,780)
0.000	06/23/2020	TBD(3)	(5,208)	(5,208)
0.050	06/23/2020	TBD(3)	(8,524)	(8,524)
0.150	06/23/2020	TBD(3)	(18,138)	(18,139)
Total Reverse Repurchase Agreements	$(58,786)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	0.040%	06/30/2020	07/01/2020	$(65,287)	$(65,287)
0.050	06/18/2020	07/15/2020	(1,101)	(1,101)
0.050	06/30/2020	07/15/2020	(11,192)	(11,192)
UBS	1.660	04/22/2020	01/29/2021	(53,227)	(53,400)
Total Sale-Buyback Transactions	$(130,980)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.3)%
Ginnie Mae, TBA	5.000%	07/01/2050	$200	$(218)	$(217)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2035	227,300	(239,812)	(238,816)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2035	19,000	(20,101)	(20,103)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2050	877,740	(934,476)	(930,096)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	776,580	(823,442)	(823,327)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2050	245,185	(264,800)	(263,478)
Total Short Sales (3.3)%	$(2,282,849)	$(2,276,037)
(n)	Securities with an aggregate market value of $196,394 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(2,297,819) at a weighted average interest rate of 0.668%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(525) of deferred price drop.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2020 Futures	$135.500	07/24/2020	5,880	$	5,880	$(2,304)	$(184)
Total Written Options	$(2,304)	$(184)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	09/2020	512	$101,540	$745	$0	$(104)
Euro-Buxl 30-Year Bond September Futures	09/2020	335	82,787	1,426	0	(406)
U.S. Treasury 5-Year Note September Futures	09/2020	105,012	13,204,439	33,685	0	(3,282)
U.S. Treasury 10-Year Note September Futures	09/2020	51,759	7,203,397	19,414	18	(8,087)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	961	209,648	938	744	(991)
$56,208	$762	$(12,870)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Put Options Strike @ EUR 171.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	3,947	$(133)	$3,046	$44	$0
Put Options Strike @ EUR 172.500 on Euro-Bund 10-Year Bond August 2020 Futures (1)	07/2020	4,111	(277)	1,545	0	0
U.S. Treasury 10-Year Ultra September Futures	09/2020	39	(6,142)	(37)	10	0
U.S. Treasury 30-Year Bond September Futures	09/2020	5,198	(928,168)	(11,342)	2,437	0
$(6,788)	$2,491	$0
Total Futures Contracts	$49,420	$3,253	$(12,870)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	06/20/2022	0.599%	$1,700	$(19)	$5	$(14)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$23,900	$154	$(103)	$51	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	1.145	10,600	(402)	331	(71)	9	0
Bank of America Corp.	1.000	Quarterly	12/20/2020	0.322	40,000	801	(661)	140	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2020	2.353	10,600	61	(127)	(66)	3	0
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.438	58,200	1,175	(1,004)	171	0	(2)
Daimler AG	1.000	Quarterly	12/20/2020	0.320	EUR	35,800	593	(452)	141	0	(1)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.326	$8,700	(228)	346	118	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.476	41,100	(1,891)	1,241	(650)	106	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.557	50,400	(221)	(843)	(1,064)	206	0
General Electric Co.	1.000	Quarterly	12/20/2024	1.682	31,000	(484)	(414)	(898)	134	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.484	169,900	3,226	(2,764)	462	0	(6)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.552	29,800	602	(464)	138	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.599	22,100	463	(326)	137	0	(3)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.171	41,000	(226)	742	516	0	(5)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.395	68,200	1,084	(869)	215	0	(4)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.033	EUR	16,200	44	(2,015)	(1,971)	8	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164	6,300	(35)	(851)	(886)	1	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	4.268		27,400	(4,494)	146	(4,348)	7	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.296		104,500	(5,111)	6,793	1,682	20	0
							$(4,889)	$(1,294)	$(6,183)	$497	$(24)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.270%	Semi-Annual	03/03/2022	CAD	329,900	$336	$2,428	$2,764	$0	$(4)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		266,300	292	4,174	4,466	0	(171)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$1,819,100	(41,118)	205,130	164,012	395	0
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050	GBP	169,400	(3,553)	(2,357)	(5,910)	0	(969)
Receive(7)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050		791,700	(21,059)	(6,370)	(27,429)	0	(4,317)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	452,570,000	(24,788)	(58,832)	(83,620)	1,706	0
Pay	6-Month JPY-LIBOR	0.138	Semi-Annual	08/21/2026		19,500,000	0	(1,380)	(1,380)	0	(106)
Pay	6-Month JPY-LIBOR	0.137	Semi-Annual	08/21/2026		37,600,000	0	(2,649)	(2,649)	0	(205)
Pay	6-Month JPY-LIBOR	0.134	Semi-Annual	08/21/2026		19,500,000	0	(1,339)	(1,339)	0	(106)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		39,030,000	0	(1,599)	(1,599)	0	(218)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		19,400,000	0	(760)	(760)	0	(108)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		34,400,000	0	(871)	(871)	0	(193)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		55,050,000	(25)	(1,171)	(1,196)	0	(309)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		20,653,000	0	(504)	(504)	0	(116)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		20,653,000	0	(491)	(491)	0	(116)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		10,326,000	0	(405)	(405)	0	(59)
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		25,118,000	35	(1,178)	(1,143)	0	(143)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	(11,922)	(15,708)	535	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(11,388)	(8,629)	315	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		192,648,000	7,357	46,478	53,835	0	(1,655)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(7,784)	(7,807)	229	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		26,060,000	(1,925)	(7,528)	(9,453)	271	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		852,000	8	(83)	(75)	0	(9)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		14,131,000	0	(3,621)	(3,621)	0	(414)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		13,979,000	0	(3,488)	(3,488)	0	(408)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		75,115,000	1,831	(71,440)	(69,609)	2,497	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		1,890,000	0	(1,923)	(1,923)	67	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		20,820,000	1,332	(19,107)	(17,775)	738	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		5,690,000	10	(5,641)	(5,631)	203	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		68,631,600	3,368	(66,872)	(63,504)	2,456	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		38,310,000	4,139	(10,479)	(6,340)	0	(1,306)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		14,280,000	369	(2,719)	(2,350)	0	(487)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		7,310,000	0	(1,457)	(1,457)	0	(246)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		6,538,600	15,982	(4,245)	11,737	0	(421)
Pay	28-Day MXN-TIIE	8.075	Lunar	08/26/2020	MXN	24,616,300	(14,341)	21,126	6,785	75	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020		34,000,700	(1,374)	22,546	21,172	138	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020		6,247,700	(176)	4,101	3,925	27	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		5,192,400	591	(3,887)	(3,296)	0	(26)
Pay	28-Day MXN-TIIE	8.775	Lunar	11/18/2020		2,780,000	0	2,121	2,121	14	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		32,374,500	1,221	(25,702)	(24,481)	0	(174)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		11,549,200	520	(9,740)	(9,220)	0	(68)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		6,572,400	0	(5,302)	(5,302)	0	(40)
Receive	28-Day MXN-TIIE	8.830	Lunar	12/11/2020		7,605,000	0	(6,113)	(6,113)	0	(46)
							$(72,018)	$(52,243)	$(124,261)	$9,666	$(12,440)
Total Swap Agreements							$(76,926)	$(53,532)	$(130,458)	$10,163	$(12,464)
(p)

Securities with an aggregate market value of $574,242 and cash of $ 135,640 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

(1)	Future styled option.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2020	JPY	60,083		$562	$6	$0
	07/2020	RUB	2,273		29	0	(3)
	07/2020		$2,869	JPY	309,300	0	(4)
	07/2020		1,313	TRY	8,951	0	(11)
	07/2020		558	ZAR	10,592	52	0
	08/2020		16,304	EUR	14,542	45	0
	08/2020		563	JPY	60,083	0	(6)
	09/2020	CNH	37,070		$5,174	0	(48)
	09/2020	ILS	25,446		7,409	48	0
	09/2020	TWD	7,532,308		255,073	0	(3,732)
BPS	07/2020	BRL	5,099		931	0	(6)
	07/2020	EUR	1,776,583		1,973,189	0	(22,802)
	07/2020	RUB	3,259,165		46,354	647	0
	07/2020		$952	BRL	5,100	0	(14)
	07/2020		5,251	DKK	35,405	88	0
	07/2020		74,178	EUR	66,056	55	(19)
	07/2020		8,361	GBP	6,601	0	(182)
	07/2020		231	TRY	1,588	0	0
	09/2020	TRY	2		$0	0	0
	09/2020		$834	IDR	11,836,335	0	(30)
	04/2021	BRL	1,068,800		$194,317	74	(220)
BRC	07/2020	MXN	14,632		656	20	0
	07/2020		$654	MXN	14,632	0	(20)
	09/2020		1,453	MYR	6,243	0	(2)
BSH	07/2020	BRL	4,332,872		$1,033,440	236,678	0
	07/2020		$841,222	BRL	4,332,872	1,392	(45,852)
	04/2021	BRL	2,513,700		$476,997	19,640	0
CBK	07/2020	DKK	8,748		1,322	5	(2)
	07/2020	EUR	707,545		786,198	0	(8,728)
	07/2020	SEK	159,355		16,935	0	(166)
	07/2020		$1,035	EUR	923	2	0
	07/2020		447	MXN	11,165	39	0
	09/2020	KRW	367,809		$299	0	(8)
	09/2020	PEN	113,185		33,398	1,482	0
	10/2020		$1,325	DKK	8,748	2	(5)
DUB	07/2020	BRL	5,099		$967	29	0
	07/2020		$931	BRL	5,100	6	0
	08/2020		966		5,100	0	(30)
GLM	07/2020	RUB	852,793		$12,180	222	(2)
	07/2020		$25,779	EUR	22,947	2	0
	07/2020		116,088	MXN	2,893,358	9,427	0
	07/2020		59,471	RUB	4,465,142	3,150	0
	09/2020		172	SGD	244	4	0
HUS	07/2020	CAD	215,261		$156,442	0	(2,118)
	07/2020	EUR	12,008		13,524	33	0
	07/2020	MXN	2,954,548		121,861	0	(6,308)
	07/2020	RUB	193,206		2,777	68	0
	07/2020		$13,444	CAD	18,416	121	0
	07/2020		18,329	GBP	14,462	0	(409)
	08/2020	CAD	16,836		$12,292	0	(110)
	09/2020	THB	372,860		11,637	0	(425)
	09/2020		$4,532	CNY	32,479	45	0
	09/2020		5,874	INR	448,346	14	0
JPM	07/2020	BRL	1,093,593		$199,707	0	(1,392)
	07/2020	DKK	4,052		614	3	0
	07/2020	RUB	31,605		452	9	0
	07/2020		$211,646	BRL	1,093,593	0	(10,548)
	07/2020		1,057	TRY	7,203	0	(8)
	07/2020		189	ZAR	3,437	9	0
	08/2020	EUR	2,404,211		$2,699,379	0	(3,686)
	08/2020	NOK	7,900		770	0	(51)
	08/2020	RUB	30,684		439	11	0
	09/2020		$12	CNH	87	0	0
	10/2020		615	DKK	4,052	0	(3)
	11/2020	MXN	15,685		$689	18	0
	04/2021	BRL	719,901		132,632	1,649	0
MYI	07/2020	AUD	43,482		28,852	0	(1,155)
	07/2020	DKK	13,287		2,005	3	(1)
	07/2020	GBP	817,581		1,010,948	0	(2,117)
	07/2020	JPY	75,133		702	7	0
	07/2020		$29,735	AUD	44,998	1,322	(3)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

07/2020	93,483	CAD	127,698	578	0
07/2020	2,246	EUR	1,999	0	0
07/2020	1,341	GBP	1,058	0	(30)
07/2020	17,076	SEK	159,355	25	0
08/2020	CAD	127,698	$93,492	0	(578)
08/2020	SEK	159,355	17,083	0	(25)
08/2020	$703	JPY	75,133	0	(7)
10/2020	2,696	DKK	17,828	1	(4)
SCX	07/2020	28,871	AUD	41,966	89	0
07/2020	4,150	JPY	454,000	55	0
08/2020	AUD	41,966	$28,875	0	(92)
08/2020	GBP	795,460	975,745	0	(10,122)
SOG	07/2020	DKK	4,777	720	0	(1)
10/2020	$721	DKK	4,777	1	0
TOR	07/2020	AUD	43,482	$28,900	0	(1,107)
07/2020	JPY	575,881	5,352	19	0
07/2020	$50,665	CAD	69,147	269	0
08/2020	CAD	69,147	$50,669	0	(269)
08/2020	$455	JPY	48,641	0	(4)
UAG	07/2020	JPY	52,203	$488	5	0
07/2020	RUB	23,333	336	9	0
08/2020	39,864	563	5	0
08/2020	$489	JPY	52,203	0	(5)
Total Forward Foreign Currency Contracts	$277,483	$(122,470)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$471,900	$(6,087)	$0
Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(3)
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0
$(14,028)	$(3)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2050	$101.000	07/07/2020	$656,000	$(4,715)	$(300)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.422	08/06/2020	200,000	(1,688)	(987)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.625	08/06/2020	65,400	(496)	(330)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.055	08/06/2020	26,700	(108)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	59,500	(251)	(58)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	111,800	(437)	(113)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2050	104.563	08/06/2020	69,200	(303)	(43)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.438	08/06/2020	145,100	(1,224)	(717)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	21,900	(164)	(111)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2050	100.867	07/07/2020	58,200	(382)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.094	08/06/2020	137,300	(536)	(136)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.133	08/06/2020	102,800	(402)	(104)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	151,200	(803)	(198)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.422	08/06/2020	9,000	(59)	(11)
$(11,568)	$(3,157)
Total Written Options	$(25,596)	$(3,160)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.084%	$10,000	$(2,119)	$2,120	$1	$0
CBK	AXA Equitable Holdings, Inc.	1.000	Quarterly	06/20/2023	1.448	9,600	(261)	139	0	(122)
California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.684	10,000	23	102	125	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.684	85,000	261	801	1,062	0
Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.302	10,000	102	193	295	0
Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	144,900	934	(1,033)	0	(99)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	127,400	(5,478)	(3,048)	0	(8,526)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	3,030	15	(17)	0	(2)
South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.669	800	(40)	(4)	0	(44)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.684	10,000	16	109	125	0
$(6,547)	$(638)	$1,608	$(8,793)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$9,772	$(2,223)	$1,312	$0	$(911)
CBK	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	438	307	0
CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	96	393	489	0
GST	CDX.MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	1,249	876	0
CDX.MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	478	686	0
$(2,423)	$3,870	$2,358	$(911)
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
SOG	Receive	United States Treasury Note	0	0.300%	Maturity	07/01/2020	$170,000	$0	$(650)	$0	$(650)
Receive	United States Treasury Note	0	0.300%	Maturity	07/02/2020	135,000	0	(2,970)	0	(2,970)
$0	$(3,620)	$0	$(3,620)
Total Swap Agreements	$(8,970)	$(388)	$3,966	$(13,324)
(r)

Securities with an aggregate market value of $68,921 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$152,652	$906,003	$1,058,655
Corporate Bonds & Notes
Banking & Finance	0	13,698,562	16,674	13,715,236
Industrials	15,500	7,517,933	0	7,533,433
Specialty Finance	0	28,686	72,166	100,852
Utilities	0	2,780,961	0	2,780,961
Municipal Bonds & Notes
California	0	48,454	0	48,454
Connecticut	0	208	0	208
Georgia	0	75,308	0	75,308
Illinois	0	18,069	0	18,069
Iowa	0	19,984	0	19,984
Massachusetts	0	8,624	0	8,624
Michigan	0	240	0	240
New York	0	130,198	0	130,198
Ohio	0	4,349	0	4,349
Pennsylvania	0	9,736	0	9,736
Rhode Island	0	210	0	210
West Virginia	0	104,336	0	104,336
U.S. Government Agencies	0	27,704,960	40,890	27,745,850
U.S. Treasury Obligations	0	6,633,337	0	6,633,337
Non-Agency Mortgage-Backed Securities	0	7,432,919	5,986	7,438,905
Asset-Backed Securities	0	5,024,457	108,764	5,133,221
Sovereign Issues	0	1,815,446	0	1,815,446
Common Stocks
Consumer Discretionary	9	0	0	9
Preferred Securities
Banking & Finance	0	11,535	0	11,535
Short-Term Instruments
Repurchase Agreements	0	2,940,065	0	2,940,065
Argentina Treasury Bills	0	1,721	0	1,721
U.S. Treasury Bills	0	626,952	0	626,952
U.S. Treasury Cash Management Bills	0	891,906	0	891,906
	$15,509	$77,681,808	$1,150,483	$78,847,800
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,833,749	$0	$0	$6,833,749
Total Investments	$6,849,258	$77,681,808	$1,150,483	$85,681,549
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,276,037)	$0	$(2,276,037)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,253	10,163	0	13,416
Over the counter	0	281,449	0	281,449
	$3,253	$291,612	$0	$294,865
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12,870)	(12,648)	0	(25,518)
Over the counter	0	(138,954)	0	(138,954)
	$(12,870)	$(151,602)	$0	$(164,472)
Total Financial Derivative Instruments	$(9,617)	$140,010	$0	$130,393
Totals	$6,839,641	$75,545,781	$1,150,483	$83,535,905

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2020:
Category and Subcategory	Beginning Balance at 03/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$913,542	$0	$(14,783)	$212	$0	$7,707	$2,599	$(3,274)	$906,003	$7,433
Corporate Bonds & Notes
Banking & Finance	16,936	0	0	0	0	(262)	0	0	16,674	(262)
Specialty Finance	0	72,171	0	5	0	(10)	0	0	72,166	(10)
U.S. Government Agencies	0	40,903	0	0	0	(13)	0	0	40,890	(13)
Non-Agency Mortgage-Backed Securities	6,843	0	0	0	0	(857)	0	0	5,986	(857)
Asset-Backed Securities	76,414	35,532	(253)	0	(23)	(2,906)	0	0	108,764	(2,915)
Totals	$1,013,735	$148,606	$(15,036)	$217	$(23)	$3,659	$2,599	$(3,274)	$1,150,483	$3,376
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$17,333	Market Based Approach			Recovery Value			100.000	—
		610,847	Other Valuation Techniques(2)			—			—	—
		134,243	Proxy Pricing			Base Price			99.530 - 100.830	99.786
		143,580	Third Party Vendor			Broker Quote			94.000 - 100.000	99.809
Corporate Bonds & Notes
Banking & Finance		1	Other Valuation Techniques(2)			—			—	—
		16,673	Reference Instrument			Option Adjusted Spread			660.300 bps	—
Specialty Finance		72,166	Proxy Pricing			Base Price			98.979 - 99.021	99.009
U.S. Government Agencies		40,890	Proxy Pricing			Base Price			99.516	—
Non-Agency Mortgage-Backed Securities		5,986	Proxy Pricing			Base Price			1,107.660	—
Asset-Backed Securities		108,764	Proxy Pricing			Base Price			98.390 - 99.900	98.881
Total		$1,150,483
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.8% ¤
CORPORATE BONDS & NOTES 37.3%
BANKING & FINANCE 17.4%
AIG Global Funding 2.300% due 07/01/2022	$1,700	$1,752
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	1,500	1,684
4.000% due 01/15/2024	1,000	1,106
American Tower Corp. 3.375% due 10/15/2026	1,000	1,113
AvalonBay Communities, Inc.
2.300% due 03/01/2030	1,600	1,690
3.450% due 06/01/2025	500	558
Aviation Capital Group LLC 3.875% due 05/01/2023	3,000	2,856
BGC Partners, Inc. 5.125% due 05/27/2021	1,500	1,523
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,542
Citigroup, Inc.
1.951% (US0003M + 0.960%) due 04/25/2022 ~	1,800	1,810
3.200% due 10/21/2026	1,600	1,756
CNH Industrial Capital LLC
3.875% due 10/15/2021	1,000	1,026
4.875% due 04/01/2021	1,092	1,121
Crown Castle International Corp. 5.250% due 01/15/2023	1,792	1,995
Discover Bank 4.200% due 08/08/2023	1,500	1,639
Duke Realty LP 3.250% due 06/30/2026	1,900	2,086
EPR Properties 4.500% due 04/01/2025	1,500	1,426
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	448
Ford Motor Credit Co. LLC
3.087% due 01/09/2023	1,700	1,620
3.157% due 08/04/2020	1,200	1,197
3.336% due 03/18/2021	1,500	1,489
3.550% due 10/07/2022	1,500	1,462
GE Capital Funding LLC
3.450% due 05/15/2025	1,700	1,782
4.050% due 05/15/2027	1,700	1,796
General Motors Financial Co., Inc.
2.450% due 11/06/2020	1,500	1,502
3.200% due 07/13/2020	2,200	2,201
Goldman Sachs Group, Inc. 3.750% due 05/22/2025	1,100	1,220
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021	1,600	1,625
Jackson National Life Global Funding 2.375% due 09/15/2022	1,400	1,442
JPMorgan Chase & Co.
2.182% due 06/01/2028 •	1,800	1,864
3.797% due 07/23/2024 •	1,500	1,627
Kilroy Realty LP 4.375% due 10/01/2025	1,500	1,613
Kimco Realty Corp. 2.700% due 03/01/2024	1,800	1,852
Metropolitan Life Global Funding
2.400% due 06/17/2022	1,200	1,245
3.450% due 12/18/2026	1,700	1,929
Mid-America Apartments LP
3.600% due 06/01/2027	1,800	2,000
3.750% due 06/15/2024	1,750	1,897
3.950% due 03/15/2029	500	577
Morgan Stanley
2.420% (US0003M + 1.400%) due 10/24/2023 ~	1,400	1,415
3.125% due 07/27/2026	1,100	1,215
National Retail Properties, Inc. 3.500% due 10/15/2027	1,500	1,569
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	1,200	1,200

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

2.201% (US0003M + 0.890%) due 01/13/2022 ~	1,700	1,634
2.650% due 07/13/2022	900	887
Nuveen Finance LLC 4.125% due 11/01/2024	550	621
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025	1,800	1,860
4.750% due 01/15/2028	1,200	1,271
Physicians Realty LP 4.300% due 03/15/2027	900	939
PNC Financial Services Group, Inc. 2.200% due 11/01/2024	2,300	2,441
Public Storage
2.370% due 09/15/2022	200	207
3.094% due 09/15/2027	1,600	1,787
Raymond James Financial, Inc. 3.625% due 09/15/2026	2,200	2,446
Realty Income Corp.
3.650% due 01/15/2028	700	771
3.875% due 04/15/2025	1,300	1,446
Sabra Health Care LP 4.800% due 06/01/2024	1,400	1,405
SBA Tower Trust 2.877% due 07/15/2046	1,900	1,906
Service Properties Trust 4.375% due 02/15/2030	1,600	1,287
Simon Property Group LP 2.750% due 06/01/2023	1,300	1,356
STORE Capital Corp. 4.500% due 03/15/2028	300	306
Synchrony Bank 3.650% due 05/24/2021	1,900	1,931
Synchrony Financial 2.850% due 07/25/2022	1,100	1,119
UDR, Inc. 3.500% due 01/15/2028	1,600	1,752
VEREIT Operating Partnership LP
3.950% due 08/15/2027	1,400	1,458
4.875% due 06/01/2026	1,000	1,110
Washington Prime Group LP 6.450% due 08/15/2024	1,700	963
Wells Fargo & Co.
2.164% due 02/11/2026 •	1,400	1,446
3.550% due 09/29/2025	1,400	1,565
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,946
		100,330
INDUSTRIALS 14.8%
AbbVie, Inc.
2.900% due 11/06/2022	1,600	1,679
3.200% due 11/06/2022	900	946
3.375% due 09/15/2020	1,200	1,208
5.000% due 12/15/2021	1,700	1,785
Activision Blizzard, Inc. 2.300% due 09/15/2021	800	816
American Airlines Pass-Through Trust
3.000% due 04/15/2030	1,016	935
3.150% due 08/15/2033	2,068	1,913
3.500% due 08/15/2033	492	411
4.000% due 01/15/2027	169	130
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040	1,400	1,600
Arrow Electronics, Inc. 3.250% due 09/08/2024	1,200	1,273
AutoNation, Inc. 3.350% due 01/15/2021	1,300	1,306
Bayer U.S. Finance LLC 3.500% due 06/25/2021	1,500	1,537
BMW U.S. Capital LLC 3.400% due 08/13/2021	1,700	1,746
Boston Scientific Corp. 2.650% due 06/01/2030	1,800	1,872
BP Capital Markets America, Inc. 3.588% due 04/14/2027	1,300	1,438
British Airways Pass-Through Trust 3.350% due 12/15/2030	1,295	1,073
Broadcom, Inc. 4.110% due 09/15/2028	1,368	1,499
Conagra Brands, Inc. 4.300% due 05/01/2024	1,300	1,438
Continental Resources, Inc. 5.000% due 09/15/2022	825	813
CVS Health Corp. 4.750% due 12/01/2022	500	541

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

D.R. Horton, Inc. 4.375% due 09/15/2022	1,500	1,595
Daimler Finance North America LLC
0.865% (US0003M + 0.430%) due 02/12/2021 ~	2,100	2,092
2.550% due 08/15/2022	1,700	1,745
Dell International LLC
4.420% due 06/15/2021	200	206
5.450% due 06/15/2023	1,600	1,751
Delta Air Lines Pass-Through Trust 6.821% due 02/10/2024	476	467
Entergy Louisiana LLC 5.400% due 11/01/2024	1,500	1,779
Equifax, Inc. 3.600% due 08/15/2021	1,500	1,549
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020	1,500	1,502
Fresenius U.S. Finance, Inc. 4.250% due 02/01/2021	1,100	1,119
General Electric Co. 1.313% (US0003M + 1.000%) due 03/15/2023 ~	900	879
General Motors Co. 6.125% due 10/01/2025 (e)	1,700	1,913
Huntsman International LLC 5.125% due 11/15/2022	1,300	1,378
JB Hunt Transport Services, Inc. 3.300% due 08/15/2022	1,500	1,557
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,580	1,506
Komatsu Finance America, Inc. 2.437% due 09/11/2022	1,400	1,436
McDonald's Corp. 3.350% due 04/01/2023	1,400	1,501
Microchip Technology, Inc. 3.922% due 06/01/2021	1,700	1,734
Micron Technology, Inc. 4.640% due 02/06/2024	1,200	1,327
Moody's Corp. 2.625% due 01/15/2023	1,500	1,571
Norfolk Southern Corp. 3.850% due 01/15/2024	1,900	2,106
Owens Corning
3.400% due 08/15/2026	1,600	1,672
4.200% due 12/01/2024	1,500	1,653
PayPal Holdings, Inc. 2.300% due 06/01/2030	1,500	1,562
Penske Truck Leasing Co. LP 4.875% due 07/11/2022	1,400	1,492
Raytheon Technologies Corp. 2.800% due 03/15/2022	800	826
Reynolds American, Inc. 4.000% due 06/12/2022	1,100	1,163
Southern Co. 2.350% due 07/01/2021	1,300	1,322
Spirit AeroSystems, Inc.
3.950% due 06/15/2023	1,100	935
4.600% due 06/15/2028	1,000	806
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	406	412
5.152% due 09/20/2029	900	1,038
T-Mobile USA, Inc. 3.750% due 04/15/2027	1,300	1,444
Textron, Inc. 0.998% (US0003M + 0.550%) due 11/10/2020 ~	1,500	1,496
Time Warner Cable LLC 4.125% due 02/15/2021	2,036	2,059
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	717	661
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,215	1,171
4.150% due 02/25/2033	1,155	1,142
Volkswagen Group of America Finance LLC
1.375% (US0003M + 0.940%) due 11/12/2021 ~	1,400	1,396
2.700% due 09/26/2022	1,400	1,447
3.875% due 11/13/2020	1,400	1,413
4.000% due 11/12/2021	1,100	1,146
Walt Disney Co. 2.650% due 01/13/2031	1,000	1,062
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,377
		85,367
UTILITIES 5.1%
American Water Capital Corp. 3.450% due 06/01/2029	1,490	1,709

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

AT&T, Inc.
2.750% due 06/01/2031	1,800	1,866
3.200% due 03/01/2022	1,200	1,252
Avangrid, Inc.
3.150% due 12/01/2024	1,500	1,621
3.800% due 06/01/2029	1,600	1,861
Boston Gas Co. 3.001% due 08/01/2029	1,400	1,514
Enable Midstream Partners LP 4.950% due 05/15/2028	1,600	1,487
Eversource Energy 2.500% due 03/15/2021	1,400	1,418
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,563
Interstate Power & Light Co. 3.250% due 12/01/2024	1,400	1,521
LG&E & KU Energy LLC 4.375% due 10/01/2021	1,000	1,034
MidAmerican Energy Co. 3.100% due 05/01/2027	1,500	1,687
NextEra Energy Capital Holdings, Inc.
3.200% due 02/25/2022	1,200	1,252
3.550% due 05/01/2027	1,500	1,703
Progress Energy, Inc. 3.150% due 04/01/2022	1,000	1,039
San Diego Gas & Electric Co. 3.600% due 09/01/2023	1,300	1,404
Sempra Energy 4.050% due 12/01/2023	1,100	1,200
Southwestern Electric Power Co. 3.550% due 02/15/2022	1,225	1,266
Tampa Electric Co. 2.600% due 09/15/2022	1,300	1,325
Verizon Communications, Inc. 3.376% due 02/15/2025	1,700	1,888
		29,610
Total Corporate Bonds & Notes (Cost $208,890)		215,307
MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	1,100	1,533
ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.300% due 12/01/2021	60	62
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,413
		1,475
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	320	320
MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010 4.200% due 12/01/2021	90	92
NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 2.551% due 06/15/2023	500	481
NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,400	1,406
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009 1.891% (US0003M + 0.900%) due 07/25/2029 ~	658	656
Total Municipal Bonds & Notes (Cost $5,596)		5,963
U.S. GOVERNMENT AGENCIES 54.1%
Fannie Mae
0.228% due 12/25/2036 •	85	84
0.593% due 10/25/2022 •	3	3
0.635% due 05/25/2023 - 06/25/2059 •	7,376	7,390
0.785% due 08/25/2022 •	1	1

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

0.820% due 09/25/2046 •	536	535
0.868% due 09/25/2022 •	1	1
2.310% due 08/01/2022	492	505
2.891% due 07/01/2044 •	69	69
3.432% due 01/01/2035 •	94	98
3.723% due 05/25/2035 ~	49	52
3.728% due 04/01/2041 •	9	9
3.809% due 05/01/2038 •	602	637
3.917% due 09/01/2035 •	25	25
3.980% due 07/01/2021	38,300	39,333
5.242% due 12/25/2042 ~	223	247
6.500% due 06/25/2044	63	74
Freddie Mac
0.935% due 08/15/2036 •	636	646
2.891% due 02/25/2045 •	89	90
4.000% due 04/01/2024 - 04/01/2048	2,233	2,413
4.087% due 12/01/2022 •	32	32
4.450% due 07/01/2030 •	8	8
4.500% due 02/01/2029 - 12/01/2040	563	622
5.000% due 12/01/2039 - 07/01/2040	69	79
5.500% due 12/01/2036 - 07/01/2039	645	742
6.000% due 11/01/2029 - 09/01/2038	2,144	2,489
7.000% due 07/15/2022	45	47
7.500% due 01/15/2023	133	140
8.000% due 11/01/2025 - 06/15/2030	165	201
9.000% due 12/15/2020	1	1
Ginnie Mae
0.763% due 02/20/2067 •	957	956
0.818% due 10/20/2062 •	2,638	2,638
0.903% due 07/20/2065 - 10/20/2065 •	4,447	4,455
0.953% due 11/20/2065 •	775	779
1.015% due 07/20/2062 ~	2,020	2,019
1.053% due 08/20/2066 •	1,676	1,689
1.103% due 05/20/2066 - 07/20/2066 •	5,556	5,608
1.203% due 04/20/2066 •	529	536
1.223% due 07/20/2065 •	2,933	2,971
1.476% due 06/20/2065 •	2,888	2,884
2.675% due 11/20/2067 •	1,720	1,761
3.000% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	113	116
3.000% due 02/20/2027 •	26	26
3.125% due 12/20/2029 •	109	114
3.250% (H15T1Y + 1.500%) due 09/20/2024 - 09/20/2025 ~	59	61
3.250% due 07/20/2027 - 07/20/2030 •	193	197
3.500% due 12/20/2049	2,724	2,879
3.875% (H15T1Y + 1.500%) due 06/20/2023 ~	21	21
3.875% due 05/20/2027 - 06/20/2027 •	62	64
4.000% due 10/20/2044 - 06/20/2048	4,836	5,206
4.500% due 04/20/2048 - 01/20/2049	9,214	9,902
5.000% due 07/15/2034 - 07/20/2049	11,413	12,508
6.000% due 01/15/2024	0	1
7.500% due 03/15/2024 - 09/15/2025	1	0
8.000% due 01/15/2022 - 08/15/2024	2	2
Ginnie Mae, TBA
3.000% due 08/01/2050	800	846
3.500% due 08/01/2050	1,700	1,794
4.000% due 07/01/2050	2,000	2,116
4.500% due 07/01/2050	24,700	26,371
5.000% due 07/01/2050	3,800	4,128
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	9,877	10,453
3.500% due 01/01/2026 - 02/01/2050	11,433	12,062
4.000% due 08/01/2025 - 06/01/2049	4,769	5,116
4.500% due 05/01/2023 - 10/01/2042	2,435	2,702
5.500% due 03/01/2022 - 02/01/2040	1,862	2,115
6.000% due 04/01/2023 - 01/01/2039	1,638	1,908
6.500% due 11/01/2021 - 10/01/2037	22	26
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050	16,000	16,300
2.500% due 07/01/2050 - 09/01/2050	42,800	44,522
3.000% due 09/01/2050	31,700	33,274
3.500% due 07/01/2035 - 08/01/2050	32,800	34,476
Total U.S. Government Agencies (Cost $309,038)		312,175
U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Bonds
2.000% due 02/15/2050	1,000	1,145
2.500% due 02/15/2045	900	1,111
2.750% due 11/15/2042	700	897
2.875% due 05/15/2043	1,800	2,352
2.875% due 08/15/2045	500	659
2.875% due 05/15/2049	700	947
3.000% due 05/15/2042	400	533
3.000% due 05/15/2045	15,700	21,083
3.125% due 02/15/2043	2,400	3,255
3.125% due 08/15/2044	1,200	1,637

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

3.375% due 05/15/2044	500	707
3.625% due 08/15/2043	2,100	3,068
3.625% due 02/15/2044	1,500	2,196
3.750% due 11/15/2043	1,300	1,935
Total U.S. Treasury Obligations (Cost $36,146)		41,525
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust 2.515% due 02/25/2045 •	184	183
Ashford Hospitality Trust 1.185% due 06/15/2035 •	1,800	1,678
Banc of America Funding Trust 4.012% due 05/25/2035 ~	213	210
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,968
BCAP LLC Trust 0.618% due 01/26/2036 •	78	78
Bear Stearns Adjustable Rate Mortgage Trust
4.016% due 04/25/2033 ~	64	64
4.182% due 02/25/2036 ^~	221	209
4.220% due 01/25/2035 ~	765	725
Bear Stearns ALT-A Trust
3.736% due 09/25/2035 ^~	145	114
3.769% due 05/25/2035 ~	904	880
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.415% due 10/25/2035 •	375	356
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~	1,280	1,289
4.380% due 10/25/2035 •	66	64
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	511	502
Countrywide Home Loan Mortgage Pass-Through Trust
3.633% due 02/20/2035 ~	4	4
3.711% due 02/20/2036 ^•	140	118
Credit Suisse First Boston Mortgage Securities Corp.
4.652% due 09/25/2033 ~	1,017	1,006
5.220% due 06/25/2032 ~	42	41
GS Mortgage Securities Trust 2.096% due 11/10/2045 ~(a)	827	30
HomeBanc Mortgage Trust 0.435% due 03/25/2035 •	2,057	1,770
IndyMac Adjustable Rate Mortgage Trust 3.528% due 01/25/2032 ~	4	4
IndyMac Mortgage Loan Trust 3.473% due 11/25/2035 ^~	827	728
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	3,093	3,248
JPMorgan Chase Commercial Mortgage Securities Trust
1.095% due 06/15/2035 •	1,454	1,361
1.185% due 06/15/2032 •	1,491	1,408
1.635% due 12/15/2031 •	1,700	1,669
JPMorgan Mortgage Trust 3.192% due 07/25/2035 ~	225	226
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	1,700	1,798
Morgan Stanley Capital Trust
3.436% due 12/15/2049	2,200	2,367
3.560% due 07/13/2029 ~	2,000	2,041
Morgan Stanley Mortgage Loan Trust 3.226% due 06/25/2036 ~	1,675	1,666
Nomura Resecuritization Trust 0.368% due 12/26/2035 •	561	558
Prime Mortgage Trust 0.585% due 02/25/2034 •	59	55
RBSSP Resecuritization Trust 3.532% due 12/25/2035 ~	411	410
Residential Funding Mortgage Securities, Inc. Trust 4.819% due 02/25/2036 ^~	157	133
Sequoia Mortgage Trust 0.834% due 04/19/2027 •	366	351
Structured Asset Mortgage Investments Trust 0.854% due 09/19/2032 •	63	61
Tharaldson Hotel Portfolio Trust 0.925% due 11/11/2034 •	810	768
WaMu Mortgage Pass-Through Certificates Trust 0.475% due 10/25/2045 •	185	179
Total Non-Agency Mortgage-Backed Securities (Cost $32,850)		33,320
ASSET-BACKED SECURITIES 3.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.635% due 01/25/2036 •	1,706	1,706
Asset-Backed Securities Corp. Home Equity Loan Trust 1.430% due 08/15/2033 •	1,848	1,802

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

B2R Mortgage Trust 2.567% due 06/15/2049	1,302	1,306
EMC Mortgage Loan Trust 0.925% due 05/25/2040 •	449	432
Ford Credit Floorplan Master Owner Trust 2.840% due 03/15/2024	1,300	1,337
Fremont Home Loan Trust 0.245% due 01/25/2037 •	49	25
Home Equity Asset Trust 1.085% due 11/25/2034 •	636	636
MASTR Asset-Backed Securities Trust 0.875% due 03/25/2035 •	3,473	3,460
Morgan Stanley IXIS Real Estate Capital Trust 0.235% due 11/25/2036 •	14	6
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042	109	109
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,500	1,522
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.430% due 01/25/2036 •	585	582
Residential Asset Securities Corp. Trust 0.455% due 04/25/2036 •	1,063	1,064
Securitized Asset-Backed Receivables LLC Trust 0.245% due 12/25/2036 ^•	639	195
SLM Student Loan Trust 1.141% due 10/25/2029 •	760	746
SoFi Consumer Loan Program LLC 3.050% due 12/26/2025	32	32
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	657	666
SoFi Professional Loan Program LLC 2.390% due 02/25/2042	508	510
Structured Asset Investment Loan Trust
1.085% due 09/25/2034 •	231	220
1.310% due 07/25/2033 •	1,231	1,221
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	3,520	3,712
3.000% due 11/25/2059 ~	1,361	1,385
Total Asset-Backed Securities (Cost $22,127)		22,674
	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Farm Credit Bank of Texas 10.000% due 07/30/2020 (d)(e)	4,000	4,040
Total Preferred Securities (Cost $4,120)		4,040
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (f) 0.5%		2,769
U.S. TREASURY BILLS 8.3%
0.123% due 07/23/2020 - 08/06/2020 (b)(c)	$48,200	48,195
Total Short-Term Instruments (Cost $50,964)		50,964
Total Investments in Securities (Cost $669,731)		685,968
	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short Asset Portfolio	2,948,239	29,409
PIMCO Short-Term Floating NAV Portfolio III	2,256,711	22,249

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $51,719)	51,658
Total Investments in Affiliates (Cost $51,719)	51,658
Total Investments 127.7% (Cost $721,450)	$737,626
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $(229))	(211)
Other Assets and Liabilities, net (27.7)%	(159,899)
Net Assets 100.0%	$577,516

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	07/30/2020	09/30/2010	$4,120	$4,040	0.70%
General Motors Co.	6.125	10/01/2025	05/07/2020	1,699	1,913	0.33
$5,819	$5,953	1.03%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$2,769	U.S. Treasury Notes 1.750% due 05/31/2022	$(2,824)	$2,769	$2,769
Total Repurchase Agreements	$(2,824)	$2,769	$2,769
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$2,000	$(2,121)	$(2,120)
Uniform Mortgage-Backed Security, TBA	6.000	07/01/2050	2,200	(2,491)	(2,449)
Total Short Sales (0.8)%	$(4,612)	$(4,569)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(3,369) at a weighted average interest rate of 1.614%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2020 Futures	$135.500	07/24/2020	50	$	50	$(20)	$(2)
Total Written Options	$(20)	$(2)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	687	$86,385	$192	$0	$(21)
U.S. Treasury 10-Year Note September Futures	09/2020	368	51,215	124	0	(57)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2020	82	17,889	(149)	0	(85)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

Total Futures Contracts	$167	$0	$(163)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2020	0.610%	$900	$6	$(4)	$2	$0	$0
Simon Property Group LP	1.000	Quarterly	06/20/2022	1.231	1,100	18	(23)	(5)	2	0
Total Swap Agreements	$24	$(27)	$(3)	$2	$0
Cash of $3,325 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,300	$(81)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(66)	0
$(147)	$0
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	$102.055	08/06/2020	400	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.078	08/06/2020	4,700	(20)	(5)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2050	100.641	08/06/2020	8,300	(62)	(42)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2050	102.563	08/06/2020	500	(3)	(1)
$(86)	$(48)
Total Written Options	$(233)	$(48)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,330	$0	$100,330
Industrials	0	85,367	0	85,367
Utilities	0	29,610	0	29,610
Municipal Bonds & Notes
California	0	1,533	0	1,533
Illinois	0	1,475	0	1,475
Iowa	0	320	0	320

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2020 (Unaudited)

Massachusetts	0	92	0	92
New Jersey	0	481	0	481
New York	0	1,406	0	1,406
Pennsylvania	0	656	0	656
U.S. Government Agencies	0	312,175	0	312,175
U.S. Treasury Obligations	0	41,525	0	41,525
Non-Agency Mortgage-Backed Securities	0	33,320	0	33,320
Asset-Backed Securities	0	22,674	0	22,674
Preferred Securities
Banking & Finance	0	4,040	0	4,040
Short-Term Instruments
Repurchase Agreements	0	2,769	0	2,769
U.S. Treasury Bills	0	48,195	0	48,195
	$0	$685,968	$0	$685,968
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,658	$0	$0	$51,658
Total Investments	$51,658	$685,968	$0	$737,626
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,569)	$0	$(4,569)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$2	$0	$2
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(163)	(2)	0	(165)
Over the counter	0	(48)	0	(48)
	$(163)	$(50)	$0	$(213)
Total Financial Derivative Instruments	$(163)	$(48)	$0	$(211)
Totals	$51,495	$681,351	$0	$732,846

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.0% ¤
CORPORATE BONDS & NOTES 39.3%
BANKING & FINANCE 22.1%
AIA Group Ltd. 3.125% due 03/13/2023	$3,000	$3,125
Aircastle Ltd. 5.125% due 03/15/2021	800	803
Aon Corp. 2.800% due 05/15/2030	1,100	1,178
Banco Santander S.A. 3.848% due 04/12/2023	1,400	1,490
Barclays Bank PLC 10.179% due 06/12/2021	2,000	2,163
Barclays PLC 3.684% due 01/10/2023	1,400	1,454
BGC Partners, Inc. 5.125% due 05/27/2021	2,600	2,639
BNP Paribas S.A. 3.500% due 03/01/2023	1,400	1,483
Boston Properties LP 2.750% due 10/01/2026	1,100	1,180
BPCE S.A. 4.000% due 09/12/2023	1,400	1,515
Brandywine Operating Partnership LP 3.950% due 02/15/2023	900	928
Camden Property Trust 3.500% due 09/15/2024	1,300	1,406
Canadian Imperial Bank of Commerce 0.950% due 06/23/2023	1,100	1,105
Cantor Fitzgerald LP 6.500% due 06/17/2022	3,500	3,715
Capital One Financial Corp. 4.250% due 04/30/2025	1,400	1,575
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	1,200	1,246
Citigroup, Inc. 1.546% (US0003M + 1.250%) due 07/01/2026 ~	1,400	1,395
Cooperatieve Rabobank UA 2.625% due 07/22/2024	1,100	1,170
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,400	1,458
4.207% due 06/12/2024 •	2,500	2,689
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023	1,400	1,509
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	2,800	2,886
Deutsche Bank AG
3.300% due 11/16/2022	2,900	2,969
3.950% due 02/27/2023	200	208
3.961% due 11/26/2025 •	2,800	2,940
EPR Properties 4.500% due 04/01/2025	1,400	1,331
Fidelity National Financial, Inc. 5.500% due 09/01/2022	1,000	1,077
Ford Motor Credit Co. LLC
1.227% (US0003M + 0.930%) due 09/24/2020 ~	2,700	2,678
1.627% (US0003M + 1.235%) due 02/15/2023 ~	3,000	2,664
3.200% due 01/15/2021	200	198
4.527% (US0003M + 3.140%) due 01/07/2022 ~	2,600	2,497
GE Capital Funding LLC
3.450% due 05/15/2025	1,300	1,363
4.050% due 05/15/2027	1,300	1,373
Host Hotels & Resorts LP 3.875% due 04/01/2024	2,900	2,970
Hudson Pacific Properties LP 4.650% due 04/01/2029	1,100	1,189
Jackson National Life Global Funding 2.500% due 06/27/2022	1,200	1,239
JPMorgan Chase & Co. 3.797% due 07/23/2024 •	2,300	2,495
Kimco Realty Corp. 2.700% due 03/01/2024	1,200	1,235

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,235
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	1,500	1,111
Manulife Financial Corp. 2.484% due 05/19/2027		$1,300	1,362
Mizuho Financial Group, Inc. 2.555% due 09/13/2025 •		1,200	1,252
Morgan Stanley
3.125% due 07/27/2026		1,700	1,877
3.875% due 01/27/2026		2,300	2,604
National Retail Properties, Inc. 2.500% due 04/15/2030		1,300	1,244
Nationwide Building Society 3.766% due 03/08/2024 •		1,400	1,476
Nissan Motor Acceptance Corp. 2.600% due 09/28/2022		1,200	1,175
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		1,400	1,455
5.250% due 01/15/2026		1,400	1,500
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		1,900	2,017
Realty Income Corp. 3.875% due 04/15/2025		2,300	2,558
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •		400	435
7.648% due 09/30/2031 •(d)		2,500	3,622
Santander Holdings USA, Inc. 3.400% due 01/18/2023		2,300	2,395
Service Properties Trust 4.250% due 02/15/2021		67	67
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022		1,700	1,709
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,379
Washington Prime Group LP 6.450% due 08/15/2024		2,900	1,643
Wells Fargo & Co. 3.550% due 09/29/2025		1,300	1,453
			100,107
INDUSTRIALS 12.1%
AbbVie, Inc.
2.600% due 11/21/2024		1,100	1,172
2.950% due 11/21/2026		1,400	1,533
3.450% due 03/15/2022		2,300	2,390
Air Canada Pass-Through Trust 5.375% due 11/15/2022		551	497
American Airlines Pass-Through Trust 3.500% due 08/15/2033		1,280	1,070
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040		1,100	1,257
BAT International Finance PLC
3.250% due 06/07/2022		1,560	1,626
3.500% due 06/15/2022		1,369	1,436
Bayer U.S. Finance LLC 1.323% (US0003M + 1.010%) due 12/15/2023 ~		800	800
Canadian Pacific Railway Co. 4.500% due 01/15/2022		1,000	1,051
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		2,300	2,452
Charter Communications Operating LLC 4.464% due 07/23/2022		2,300	2,453
Chevron Corp. 1.554% due 05/11/2025		1,100	1,131
Daimler Finance North America LLC
1.238% (US0003M + 0.880%) due 02/22/2022 ~		3,100	3,069
2.550% due 08/15/2022		1,200	1,232
Danone S.A. 2.589% due 11/02/2023		1,700	1,791
Dell International LLC
4.420% due 06/15/2021		800	822
5.450% due 06/15/2023		1,400	1,532
Dominion Energy Gas Holdings LLC 2.500% due 11/15/2024		1,100	1,161
ERAC USA Finance LLC 2.600% due 12/01/2021		800	811
Expedia Group, Inc. 3.250% due 02/15/2030		1,100	1,027
GATX Corp. 4.850% due 06/01/2021		900	933
Imperial Brands Finance PLC 3.125% due 07/26/2024		1,500	1,560
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,482	1,412

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

Keurig Dr Pepper, Inc. 4.057% due 05/25/2023		700	764
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029		3,214	2,780
Occidental Petroleum Corp. 2.900% due 08/15/2024		900	771
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/30/2020 (c)(d)		937	3
Owens Corning 4.200% due 12/01/2024		800	881
PayPal Holdings, Inc. 2.850% due 10/01/2029		1,200	1,316
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		1,100	887
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,940	1,649
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		594	602
Suntory Holdings Ltd. 2.550% due 06/28/2022		900	926
United Airlines Pass-Through Trust 2.700% due 11/01/2033		1,200	1,089
Volkswagen Group of America Finance LLC
1.157% (US0003M + 0.860%) due 09/24/2021 ~		1,200	1,196
1.375% (US0003M + 0.940%) due 11/12/2021 ~		2,600	2,593
Volkswagen International Finance NV 1.288% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	1,600	1,774
Walt Disney Co. 2.650% due 01/13/2031		$900	956
Wynn Las Vegas LLC 5.500% due 03/01/2025		2,400	2,204
			54,609
UTILITIES 5.1%
Ameren Corp. 2.500% due 09/15/2024		1,100	1,167
AT&T, Inc. 2.750% due 06/01/2031		1,300	1,348
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,298
Enel Finance International NV 4.250% due 09/14/2023		1,100	1,198
Entergy Arkansas LLC 3.050% due 06/01/2023		1,400	1,485
Entergy Corp. 2.950% due 09/01/2026		2,700	2,982
Monongahela Power Co. 3.550% due 05/15/2027		2,800	3,107
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030		1,300	1,338
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		241	207
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,328	398
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		362	299
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		2,004	190
Rio Oil Finance Trust
9.250% due 07/06/2024		534	548
9.750% due 01/06/2027		2,898	3,010
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,642
Telstra Corp. Ltd. 4.800% due 10/12/2021		1,400	1,467
Verizon Communications, Inc. 3.376% due 02/15/2025		1,414	1,570
			23,254
Total Corporate Bonds & Notes (Cost $176,065)			177,970
MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.8%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010 6.947% due 07/01/2040		3,700	3,700
NEW YORK 0.3%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025		1,100	1,105

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $4,800)			4,805
U.S. GOVERNMENT AGENCIES 44.3%
Fannie Mae
0.820% due 09/25/2046 •		1,002	1,001
2.310% due 08/01/2022		98	101
2.935% due 11/01/2021		9,639	9,833
3.000% due 10/25/2040		1,237	1,325
3.500% due 10/25/2041		20,193	21,343
3.780% due 01/01/2036 •		1,858	1,948
3.809% due 05/01/2038 •		1,026	1,085
3.966% due 02/25/2033 •		6,284	6,827
Freddie Mac
3.500% due 07/01/2048		5,850	6,153
5.000% due 03/01/2024 - 12/01/2038		690	786
5.500% due 04/01/2038		186	213
Ginnie Mae
0.000% due 11/20/2039 (a)(c)		3,500	3,357
0.523% due 05/20/2047 •		1,404	1,408
0.753% due 04/20/2065 •		637	636
0.763% due 02/20/2067 •		2,361	2,359
0.773% due 06/20/2067 •		344	343
0.923% due 09/20/2065 •		2,399	2,405
1.053% due 08/20/2066 - 08/20/2067 •		4,945	4,986
1.103% due 05/20/2066 - 06/20/2066 •		5,642	5,696
1.586% due 06/20/2067 •		3,514	3,580
5.000% due 05/15/2047 - 09/15/2047		281	308
Ginnie Mae, TBA
3.000% due 07/01/2050 - 08/01/2050		3,100	3,276
4.000% due 07/01/2050		2,000	2,116
4.500% due 07/01/2050		7,900	8,434
Uniform Mortgage-Backed Security
3.000% due 06/01/2029		66	71
3.500% due 03/01/2048		283	298
4.000% due 11/01/2047 - 06/01/2049		8,494	9,089
4.500% due 02/01/2031 - 08/01/2042		805	891
5.500% due 02/01/2036 - 05/01/2036		66	76
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2050 - 09/01/2050		15,000	15,282
2.500% due 07/01/2050 - 08/01/2050		39,400	40,994
3.000% due 09/01/2050		32,000	33,588
3.500% due 08/01/2050		10,314	10,848
Total U.S. Government Agencies (Cost $196,954)			200,656
U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		8,000	9,870
2.750% due 08/15/2042 (h)(j)		700	898
2.875% due 05/15/2049 (f)		9,200	12,443
3.125% due 02/15/2043 (f)		1,930	2,617
3.125% due 08/15/2044 (h)		4,700	6,410
3.375% due 05/15/2044 (f)		10,400	14,712
3.750% due 11/15/2043 (f)(j)		2,500	3,722
U.S. Treasury Notes
2.000% due 08/31/2021 (j)		100	102
Total U.S. Treasury Obligations (Cost $39,509)			50,774
NON-AGENCY MORTGAGE-BACKED SECURITIES 21.8%
Adjustable Rate Mortgage Trust 0.685% due 10/25/2035 •		419	418
Aggregator of Loans Backed by Assets PLC 1.977% due 04/24/2049	GBP	2,429	3,015
Alba PLC
0.342% due 03/17/2039 •		3,244	3,775
0.405% due 11/21/2037		1,720	1,985
Ashford Hospitality Trust 1.185% due 06/15/2035 •		$3,000	2,796
Banc of America Funding Trust 4.012% due 05/25/2035 ~		1,086	1,074
Banc of America Mortgage Trust 6.500% due 10/25/2031		7	8
BCAP LLC Trust 0.618% due 01/26/2036 •		187	186
Bear Stearns Adjustable Rate Mortgage Trust 3.967% due 02/25/2033 ~		27	26
CD Mortgage Trust 3.348% due 11/10/2049		2,300	2,466
Chase Mortgage Finance Trust 3.682% due 02/25/2037 ~		19	19
Credit Suisse First Boston Mortgage Securities Corp. 4.652% due 09/25/2033 ~		3	3

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

Eurohome UK Mortgages PLC 0.343% due 06/15/2044 •	GBP	2,117	2,527
Eurosail PLC
1.143% (BP0003M + 0.950%) due 06/13/2045 ~		6,133	7,509
1.143% due 06/13/2045 •		3,876	4,755
FirstMac Mortgage Funding Trust
1.138% due 03/08/2049 •	AUD	2,322	1,582
1.388% due 03/08/2049 •		1,500	1,030
Great Hall Mortgages PLC 0.438% due 06/18/2039 •		$1,821	1,784
GS Mortgage Securities Trust 3.278% due 11/10/2049 ~		3,500	3,728
GSR Mortgage Loan Trust 4.270% due 01/25/2035 ~		378	358
Hawksmoor Mortgages 1.287% due 05/25/2053 •	GBP	4,130	5,117
Holmes Master Issuer PLC 1.579% due 10/15/2054 •		$1,114	1,114
HomeBanc Mortgage Trust 0.435% due 03/25/2035 •		525	452
Impac CMB Trust 0.965% due 10/25/2034 •		2,304	2,257
JPMDB Commercial Mortgage Securities Trust 2.994% due 12/15/2049		3,500	3,710
JPMorgan Chase Commercial Mortgage Securities Trust 1.185% due 06/15/2032 •		2,154	2,033
Kensington Mortgage Securities PLC 0.483% due 06/14/2040 •		1,658	1,595
Landmark Mortgage Securities PLC 0.940% due 04/17/2044 •	GBP	327	378
Ludgate Funding PLC 0.427% due 12/01/2060 •		2,506	2,928
Mansard Mortgages PLC 0.846% due 04/15/2047 •		752	882
MASTR Adjustable Rate Mortgages Trust 4.088% due 11/21/2034 ~		$734	735
Merrill Lynch Mortgage Investors Trust
0.435% due 11/25/2035 •		228	213
1.257% due 01/25/2029 •		143	141
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,742	6,051
Morgan Stanley Capital Trust
3.436% due 12/15/2049		2,200	2,367
3.516% due 07/13/2029 ~		3,300	3,367
Resloc UK PLC 0.000% due 12/15/2043 •	EUR	4,685	5,024
Structured Adjustable Rate Mortgage Loan Trust 3.717% due 09/25/2034 ~		$1,939	1,922
Tharaldson Hotel Portfolio Trust 0.925% due 11/11/2034 •		2,430	2,303
Towd Point Mortgage Funding PLC 1.677% due 10/20/2051 •	GBP	1,587	1,967
Trinity Square PLC 1.818% due 07/15/2051 •		1,629	2,021
WaMu Mortgage Pass-Through Certificates Trust
0.475% due 10/25/2045 •		$3,243	3,148
0.725% due 07/25/2045 •		153	139
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059		4,500	4,726
3.486% due 12/15/2059		4,800	5,150
Total Non-Agency Mortgage-Backed Securities (Cost $103,854)			98,784
ASSET-BACKED SECURITIES 3.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.635% due 01/25/2036 •		1,393	1,394
Countrywide Asset-Backed Certificates Trust, Inc. 0.725% due 12/25/2034 •		2,444	2,311
Credit Acceptance Auto Loan Trust 3.470% due 05/17/2027		1,964	1,989
Delta Funding Home Equity Loan Trust 7.030% due 08/15/2030		11	11
Driver Australia Trust 1.392% due 07/21/2026	AUD	1,863	1,283
Merrill Lynch Mortgage Investors Trust 0.980% due 09/25/2035 •		$1,000	995
Navient Private Education Refi Loan Trust 3.010% due 06/16/2042		275	276
SLM Student Loan Trust 1.111% due 01/25/2027 •		973	959
SoFi Professional Loan Program LLC 1.135% due 01/25/2039 •		674	675
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		2,888	3,045

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 1.185% due 10/25/2034 •	1,364	1,324
Total Asset-Backed Securities (Cost $14,126)		14,262
SOVEREIGN ISSUES 0.2%
Province of Quebec 6.350% due 01/30/2026	600	775
Total Sovereign Issues (Cost $704)		775
	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
Depository Trust & Clearing Corp. 3.480% due 09/15/2020 ~(d)	4,250,000	3,783
Total Preferred Securities (Cost $4,250)		3,783
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		915
Total Short-Term Instruments (Cost $915)		915
Total Investments in Securities (Cost $541,177)		552,724
	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	2,143,242	21,130
Total Short-Term Instruments (Cost $21,129)		21,130
Total Investments in Affiliates (Cost $21,129)		21,130
Total Investments 126.7% (Cost $562,306)		$573,854
Financial Derivative Instruments (g)(i) (0.3)%(Cost or Premiums, net $(589))		(1,258)
Other Assets and Liabilities, net (26.4)%		(119,670)
Net Assets 100.0%		$452,926

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal only security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$915	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	$(933)	$915	$915
Total Repurchase Agreements	$(933)	$915	$915
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BPG	0.220%	06/04/2020	09/04/2020	$(1,449)	$(1,449)
0.230	05/05/2020	07/06/2020	(1,716)	(1,716)
MSC	0.220	05/04/2020	07/06/2020	(3,325)	(3,327)
0.250	04/23/2020	07/22/2020	(1,404)	(1,405)
TDM	0.200	06/02/2020	07/06/2020	(4,409)	(4,410)
0.250	04/22/2020	07/22/2020	(3,094)	(3,095)
Total Sale-Buyback Transactions	$(15,402)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.500%	07/01/2050	$1,300	$(1,346)	$(1,347)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2050	1,200	(1,273)	(1,272)
Total Short Sales (0.6)%	$(2,619)	$(2,619)
(f)	Securities with an aggregate market value of $15,525 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(17,114) at a weighted average interest rate of 0.212%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	605	$76,074	$187	$0	$(19)
U.S. Treasury 10-Year Note September Futures	09/2020	431	59,983	124	0	(67)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

United Kingdom Long Gilt September Futures				09/2020	3		512	0		1	(1)
								$311		$1	$(87)
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability
U.S. Treasury 30-Year Bond September Futures				09/2020	3		$(536)	$(13)		$1	$0
Total Futures Contracts								$298		$2	$(87)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Dominion Energy, Inc.	(1.000)%	Quarterly	03/20/2021	0.101%		$1,700	$(43)	$32	$(11)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2020	2.353%		$1,200	$7	$(14)	$(7)	$1	$0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	4.164	EUR	1,100	(6)	(149)	(155)	0	0
Simon Property Group LP	1.000	Quarterly	06/20/2022	1.231		$3,500	67	(82)	(15)	7	0
							$68	$(245)	$(177)	$8	$0
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Recieve(6)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2025	GBP	7,800	$(215)	$(23)	$(238)	$0	$(1)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	06/11/2021		$8,300	(2)	(117)	(119)	0	(1)
Receive(6)	3-Month USD-LIBOR	0.400	Semi-Annual	12/11/2021		146,000	75	(397)	(322)	0	(8)
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	EUR	7,600	(330)	(40)	(370)	0	(12)
Receive(6)	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2050	GBP	6,100	(119)	(92)	(211)	0	(33)
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	1,720,000	61	26	87	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		1,850,000	(103)	(198)	(301)	6	(1)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		270,000	0	(11)	(11)	0	(1)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		140,000	0	(6)	(6)	0	(1)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		230,000	0	(6)	(6)	0	(1)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		370,000	0	(8)	(8)	0	(2)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		135,000	0	(3)	(3)	0	(1)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		135,000	0	(3)	(3)	0	(1)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		67,000	0	(3)	(3)	0	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		163,000	0	(7)	(7)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		600,000	(11)	(119)	(130)	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		300,000	19	(86)	(67)	3	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		260,000	0	(76)	(76)	2	0
Pay	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		10,000	3	1	4	0	0
Receive(6)	6-Month JPY-LIBOR	0.250	Semi-Annual	03/17/2031		8,240,000	72	(89)	(17)	20	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		62,000	0	(16)	(16)	0	(2)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		62,000	0	(16)	(16)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		331,900	27	(335)	(308)	11	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		10,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		68,700	(2)	(121)	(123)	4	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	MXN	1,114,600	(32)	732	700	5	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020		185,300	21	(139)	(118)	0	(1)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020		239,400	0	(181)	(181)	0	(1)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020		302,100	0	(241)	(241)	0	(2)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/10/2020		333,600	0	(269)	(269)	0	(2)
							$(536)	$(1,845)	$(2,381)	$55	$(77)
Total Swap Agreements							$(511)	$(2,058)	$(2,569)	$63	$(77)
(h)	Securities with an aggregate market value of $888 and cash of $5,354 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
CBK	07/2020	CAD	240	$175	$0	$(2)
08/2020	JPY	27,200	255	2	0
GLM	07/2020	GBP	31,157	38,430	0	(177)
HUS	07/2020	$472	GBP	380	0	(1)
08/2020	GBP	30,382	$37,258	0	(396)
09/2020	THB	4,523	141	0	(5)
JPM	07/2020	$495	GBP	395	0	(6)
SCX	07/2020	EUR	6,235	$6,940	0	(65)
08/2020	6,235	7,008	0	(2)
UAG	08/2020	AUD	7,918	5,133	0	(332)
Total Forward Foreign Currency Contracts	$2	$(986)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.556%	$1,900	$12	$(3)	$9	$0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.556	5,200	34	(10)	24	0
GST	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.021	1,000	6	(7)	0	(1)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.786	3,100	(130)	(77)	0	(207)
Total Swap Agreements	$(78)	$(97)	$33	$(208)
(j)

Securities with an aggregate market value of $596 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,107	$0	$100,107
Industrials	0	54,609	0	54,609
Utilities	0	23,254	0	23,254
Municipal Bonds & Notes
California	0	3,700	0	3,700
New York	0	1,105	0	1,105
U.S. Government Agencies	0	200,656	0	200,656
U.S. Treasury Obligations	0	50,774	0	50,774
Non-Agency Mortgage-Backed Securities	0	98,784	0	98,784
Asset-Backed Securities	0	14,262	0	14,262
Sovereign Issues	0	775	0	775
Preferred Securities
Banking & Finance	0	3,783	0	3,783
Short-Term Instruments
Repurchase Agreements	0	915	0	915
	$0	$552,724	$0	$552,724
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,130	$0	$0	$21,130
Total Investments	$21,130	$552,724	$0	$573,854
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,619)	$0	$(2,619)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	63	0	65
Over the counter	0	35	0	35
	$2	$98	$0	$100
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(77)	0	(164)
Over the counter	0	(1,194)	0	(1,194)
	$(87)	$(1,271)	$0	$(1,358)
Total Financial Derivative Instruments	$(85)	$(1,173)	$0	$(1,258)
Totals	$21,045	$548,932	$0	$569,977

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 62.6% ¤
CORPORATE BONDS & NOTES 16.7%
BANKING & FINANCE 8.8%
AerCap Ireland Capital DAC 4.625% due 10/30/2020	$1,350	$1,356
Aircastle Ltd. 5.125% due 03/15/2021	100	100
American Express Credit Corp. 1.363% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,502
Athene Global Funding 2.667% (US0003M + 1.230%) due 07/01/2022 ~	1,000	991
Brixmor Operating Partnership LP 1.737% (US0003M + 1.050%) due 02/01/2022 ~	900	883
Citigroup, Inc. 0.940% (SOFRRATE + 0.870%) due 11/04/2022 ~	2,000	1,995
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	1,700	1,720
3.425% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,149
Ford Motor Credit Co. LLC 1.227% (US0003M + 0.930%) due 09/24/2020 ~	2,000	1,984
Goldman Sachs Group, Inc. 2.351% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,023
HSBC Holdings PLC
0.968% (US0003M + 0.650%) due 09/11/2021 ~	1,000	1,000
2.020% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,023
2.873% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,841
HSH Portfoliomanagement AoeR
0.638% (US0003M + 0.330%) due 09/18/2020 ~	3,000	3,003
0.711% (US0003M + 0.330%) due 11/19/2021 ~	3,000	3,012
ICICI Bank Ltd. 3.125% due 08/12/2020	500	500
Lloyds Bank PLC 2.250% due 08/14/2022	4,000	4,116
Lloyds Banking Group PLC 1.106% (US0003M + 0.800%) due 06/21/2021 ~	1,800	1,808
Mitsubishi UFJ Financial Group, Inc.
1.373% (US0003M + 1.060%) due 09/13/2021 ~	593	598
1.781% (US0003M + 0.790%) due 07/25/2022 ~	3,400	3,413
1.851% (US0003M + 0.860%) due 07/26/2023 ~	400	399
Mizuho Financial Group, Inc.
1.195% (US0003M + 0.880%) due 09/11/2022 ~	2,600	2,609
1.311% (US0003M + 0.940%) due 02/28/2022 ~	1,800	1,812
Morgan Stanley 2.315% (US0003M + 1.180%) due 01/20/2022 ~	300	301
Nationwide Building Society 1.700% due 02/13/2023	6,800	7,009
Nordea Bank Abp 1.303% (US0003M + 0.940%) due 08/30/2023 ~	200	199
Santander UK Group Holdings PLC 2.875% due 10/16/2020	5,000	5,035
Sumitomo Mitsui Financial Group, Inc. 2.091% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,506
Toyota Motor Credit Corp. 0.786% due 05/17/2022 •	600	599
UBS Group AG 3.000% due 04/15/2021	1,000	1,020
Wells Fargo Bank N.A. 0.989% (US0003M + 0.620%) due 05/27/2022 ~	500	501
		61,007
INDUSTRIALS 7.3%
AbbVie, Inc.
0.724% (US0003M + 0.350%) due 05/21/2021 ~	4,000	4,003
2.300% due 05/14/2021	1,000	1,013
BAT Capital Corp.
1.014% due 08/14/2020 •	2,800	2,800
1.272% (US0003M + 0.880%) due 08/15/2022 ~	2,000	1,991
Bristol-Myers Squibb Co. 2.600% due 05/16/2022	5,000	5,200
Broadcom Corp. 3.000% due 01/15/2022	100	103

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Central Nippon Expressway Co. Ltd.
1.014% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,001
1.034% (US0003M + 0.560%) due 11/02/2021 ~	3,000	3,005
2.091% due 09/14/2021	3,000	3,040
Charter Communications Operating LLC 4.464% due 07/23/2022	300	320
Comcast Corp. 0.626% (US0003M + 0.330%) due 10/01/2020 ~	2,400	2,402
Conagra Brands, Inc. 3.800% due 10/22/2021	1,900	1,975
Dell International LLC 4.420% due 06/15/2021	3,000	3,084
eBay, Inc. 2.750% due 01/30/2023	1,600	1,674
GATX Corp. 1.261% (US0003M + 0.720%) due 11/05/2021 ~	700	691
Imperial Brands Finance PLC 2.950% due 07/21/2020	7,084	7,091
Occidental Petroleum Corp. 1.842% (US0003M + 1.450%) due 08/15/2022 ~	3,100	2,853
QUALCOMM, Inc. 1.490% (US0003M + 0.730%) due 01/30/2023 ~	500	505
Reckitt Benckiser Treasury Services PLC 0.857% (US0003M + 0.560%) due 06/24/2022 ~	500	499
Volkswagen Group of America Finance LLC 3.875% due 11/13/2020	6,000	6,057
Wabtec Corp. 1.613% (US0003M + 1.300%) due 09/15/2021 ~	300	300
		50,607
UTILITIES 0.6%
AT&T, Inc.
2.169% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,008
3.000% due 06/30/2022	1,100	1,149
Southern Power Co. 0.856% (US0003M + 0.550%) due 12/20/2020 ~	100	100
Verizon Communications, Inc. 1.321% (US0003M + 1.000%) due 03/16/2022 ~	1,800	1,825
		4,082
Total Corporate Bonds & Notes (Cost $115,074)		115,696
U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.635% due 07/25/2049 •	4,197	4,201
0.720% due 12/25/2044 •	1,837	1,842
0.820% due 07/25/2046 •	3,161	3,165
Freddie Mac
0.585% due 11/15/2043 •	1,280	1,281
0.720% due 03/15/2037 - 08/15/2042 •	6,382	6,380
0.735% due 01/15/2042 •	405	407
Ginnie Mae
0.933% due 03/20/2065 •	842	845
2.213% due 12/20/2068 •	1,787	1,788
NCUA Guaranteed Notes 0.734% due 12/08/2020 •	3,385	3,385
Total U.S. Government Agencies (Cost $23,293)		23,294
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Holmes Master Issuer PLC 1.639% due 10/15/2054 •	996	996
Total Non-Agency Mortgage-Backed Securities (Cost $996)		996
ASSET-BACKED SECURITIES 1.3%
CoreVest American Finance Trust 2.968% due 10/15/2049	332	338
Discover Card Execution Note Trust 0.455% due 12/15/2023 •	3,000	3,008
Nelnet Student Loan Trust 0.470% due 08/23/2027 •	40	40
SLC Student Loan Trust
0.423% due 03/15/2027 •	1,122	1,110
0.433% due 06/15/2029 •	1,276	1,256
SLM Student Loan Trust
0.635% due 06/25/2043 •	800	760
0.783% due 12/15/2027 •	1,418	1,407
0.863% due 12/15/2025 •	935	928

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

1.081% due 01/26/2026 •	146	146
Total Asset-Backed Securities (Cost $9,051)		8,993
SOVEREIGN ISSUES 3.2%
Export-Import Bank of India 1.374% (US0003M + 1.000%) due 08/21/2022 ~	1,500	1,463
Japan Bank for International Cooperation 1.499% (US0003M + 0.390%) due 07/21/2020 ~	15,500	15,503
Province of Quebec 0.436% (US0003M + 0.130%) due 09/21/2020 ~	5,000	5,002
Total Sovereign Issues (Cost $22,009)		21,968
	OUNCES
COMMODITIES 5.6%
Gold Warehouse Receipts	21,783	38,776
Total Commodities (Cost $35,334)		38,776
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.4%
CERTIFICATES OF DEPOSIT 0.4%
Bank of Montreal 0.480% (SOFRRATE + 0.400%) due 10/02/2020 ~	$3,000	3,002
COMMERCIAL PAPER 1.2%
American Honda Finance Corp. 1.950% due 09/03/2020	8,100	8,092
REPURCHASE AGREEMENTS (d) 6.8%		47,400
U.S. TREASURY BILLS 9.3%
0.138% due 07/14/2020 - 10/22/2020 (a)(b)(f)(h)	64,655	64,641
U.S. TREASURY CASH MANAGEMENT BILLS 14.7%
0.140% due 09/08/2020 (b)(c)	102,000	101,977
Total Short-Term Instruments (Cost $225,085)		225,112
Total Investments in Securities (Cost $430,842)		434,835
	SHARES
INVESTMENTS IN AFFILIATES 33.2%
SHORT-TERM INSTRUMENTS 33.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.2%
PIMCO Short Asset Portfolio	8,366,702	83,458
PIMCO Short-Term Floating NAV Portfolio III	14,893,643	146,836
Total Short-Term Instruments (Cost $229,947)		230,294
Total Investments in Affiliates (Cost $229,947)		230,294
Total Investments 95.8% (Cost $660,789)		$665,129
Financial Derivative Instruments (e)(g) (1.4)%(Cost or Premiums, net $6,874)		(9,260)
Other Assets and Liabilities, net 5.5%		38,315
Net Assets 100.0%		$694,184

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	0.130%	06/30/2020	07/01/2020	$7,900	U.S. Treasury Bonds 3.000% due 11/15/2045	$(8,002)	$7,900	$7,900
FICC	0.000	06/30/2020	07/01/2020	3,300	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2022	(3,366)	3,300	3,300
TDM	0.130	06/30/2020	07/01/2020	36,200	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2046	(36,585)	36,200	36,200
Total Repurchase Agreements	$(47,953)	$47,400	$47,400
(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month EURIBOR December Futures	12/2021	1,173	$331,081	$65	$0	$(16)
90-Day Eurodollar March Futures	03/2022	133	33,190	22	0	0
Australia Government 3-Year Note September Futures	09/2020	225	18,176	(5)	0	(3)
CAC 40 Index July Futures	07/2020	25	1,380	(6)	12	(2)
Copper September Futures	09/2020	1	68	3	1	0
Cotton No. 2 December Futures	12/2020	459	13,972	318	287	0
DAX Index September Futures	09/2020	14	4,847	(9)	104	0
E-mini NASDAQ 100 Index September Futures	09/2020	95	19,280	562	330	0
E-Mini Russell 2000 Index September Futures	09/2020	95	6,829	12	68	0
E-mini S&P 500 Index September Futures	09/2020	17	2,627	(43)	36	0
Euro-BTP Italy Government Bond September Futures	09/2020	303	48,980	502	187	(41)
Euro-OAT France Government 10-Year Bond September Futures	09/2020	161	30,325	170	2	(13)
FTSE 100 Index September Futures	09/2020	56	4,266	(58)	46	(38)
FTSE China A50 Index July Futures	07/2020	1,877	25,720	43	136	0
FTSE/JSE Index September Futures	09/2020	86	2,493	41	32	0
FTSE/MIB Index September Futures	09/2020	101	10,944	(179)	185	(47)
Gold 100 oz. December Futures	12/2020	56	10,194	273	114	0
Hang Seng China Enterprises Index July Futures	07/2020	18	1,120	(33)	4	(11)
ICE Carbon Emissions December Futures	12/2020	125	3,788	268	314	0
Iron Ore August Futures	08/2020	556	5,313	(106)	48	0
Iron Ore July Futures	07/2020	989	9,734	(157)	103	0
Iron Ore September Futures	09/2020	562	5,228	(171)	45	0
MSCI Singapore July Futures	07/2020	149	3,163	(70)	26	(52)
MSCI Taiwan Stock Index July Futures	07/2020	649	28,082	(105)	221	0
Nikkei 225 Index September Futures	09/2020	97	9,999	(300)	81	(153)
S&P/Toronto Stock Exchange 60 September Futures	09/2020	62	8,481	(123)	175	0
Soybean Meal December Futures	12/2020	230	6,806	55	168	0
Soybean November Futures	11/2020	32	1,412	29	33	0
SPI 200 Index September Futures	09/2020	102	10,368	(7)	150	(72)
Sugar No. 11 October Futures	09/2020	759	10,167	606	161	0
Topix Index September Futures	09/2020	80	11,547	(406)	48	(152)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	06/2021	2,171	336,026	1,487	84	0
VSTOXX Mini July Futures	07/2020	666	2,297	11	0	(191)
WIG20 Index Futures September Futures	09/2020	456	4,043	(87)	11	(28)
$2,602	$3,212	$(819)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures	09/2020	361	$(14,584)	$(562)	$0	$(562)
Arabica Coffee September Futures	09/2020	54	(2,045)	(8)	0	(18)
Brent Crude November Futures	09/2020	46	(1,912)	(103)	26	0
Coal December Futures	12/2020	93	(4,971)	(410)	42	0
Coal November Futures	11/2020	93	(4,934)	(373)	42	0
Coal October Futures	10/2020	93	(4,910)	(350)	51	0
Cocoa September Futures	09/2020	247	(5,399)	132	128	0
Corn September Futures	09/2020	820	(14,002)	(433)	0	(523)
Gas Oil September Futures	09/2020	332	(11,919)	(1,485)	0	(75)
Globex Natural Gas October Futures	09/2020	988	(18,644)	1,086	0	(237)
Gold 100 oz. August Futures	08/2020	225	(40,511)	(1,706)	0	(434)
Hang Seng China Enterprises Index July Futures	07/2020	13	(2,033)	55	23	(16)
Lead August Futures	08/2020	224	(9,908)	38	75	(37)
Lean Hogs October Futures	10/2020	311	(6,139)	542	0	(239)
Live Cattle October Futures	10/2020	127	(5,066)	(42)	17	0
Natural Gas August Futures	07/2020	1,430	(8,910)	(1,105)	0	(1,055)
Natural Gas August Futures	07/2020	1,205	(6,208)	(457)	0	(669)
New York Harbor ULSD October Futures	09/2020	11	(565)	(32)	0	0
Nickel September Futures	09/2020	98	(7,527)	(272)	0	(272)
Palladium September Futures	09/2020	21	(4,130)	(74)	0	(71)
Platinum October Futures	10/2020	154	(6,554)	(303)	0	(177)
RBOB Gasoline October Futures	09/2020	133	(6,168)	(313)	0	(3)
S&P CNX Nifty Index July Futures	07/2020	47	(966)	18	0	(3)
Silver September Futures	09/2020	42	(3,914)	(132)	0	(120)
Soybean Oil December Futures	12/2020	801	(13,846)	(159)	0	(168)
Wheat September Futures	09/2020	613	(14,256)	456	0	(130)
WTI Crude October Futures	09/2020	116	(4,580)	(544)	51	0
Zinc September Futures	09/2020	154	(7,877)	(218)	0	(218)
$(6,754)	$455	$(5,027)
Total Futures Contracts	$(4,152)	$3,667	$(5,846)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	5.745%	Maturity	01/02/2023	BRL	50,700	$0	$(439)	$(439)	$0	$(10)
Receive	1-Year BRL-CDI	5.920	Maturity	01/02/2023	54,100	0	(521)	(521)	0	(10)
Pay	1-Year BRL-CDI	8.170	Maturity	01/02/2023	54,100	272	920	1,192	7	0
Pay	1-Year BRL-CDI	9.835	Maturity	01/02/2023	31,700	122	1,010	1,132	2	0
Pay	1-Year BRL-CDI	10.730	Maturity	01/02/2023	47,700	598	1,240	1,838	2	0
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025	71,900	0	120	120	40	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025	53,600	(107)	(69)	(176)	0	(29)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025	103,500	0	271	271	57	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025	50,200	35	269	304	26	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025	123,300	1,522	(2,308)	(786)	0	(63)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025	3,500	0	(24)	(24)	0	(2)
Receive	1-Year BRL-CDI	8.550	Maturity	01/02/2025	40,500	0	(792)	(792)	0	(15)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	CAD	17,700	1,092	8	1,100	0	(29)
Receive(2)	3-Month CNY-CNREPOFIX	2.268	Quarterly	09/16/2025	CNY	117,400	0	74	74	13	0
Receive(2)	3-Month CNY-CNREPOFIX	2.345	Quarterly	09/16/2025	168,100	0	18	18	18	0
Pay	3-Month COP-IBR Compounded-OIS	4.850	Quarterly	01/08/2025	COP	57,936,900	177	1,048	1,225	1	0
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	32,399,200	0	(782)	(782)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025	18,740,800	0	(269)	(269)	0	(17)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025	24,984,600	0	(361)	(361)	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025	63,969,600	0	553	553	9	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	0	258	258	7	0
Pay	3-Month HKD-HIBOR	2.715	Quarterly	09/19/2023	HKD	73,000	255	345	600	0	(1)
Pay	3-Month HKD-HIBOR	2.785	Quarterly	12/19/2023		204,120	143	1,720	1,863	0	(2)
Receive	3-Month HKD-HIBOR	2.815	Quarterly	12/19/2023		12,300	0	(114)	(114)	0	0
Receive	3-Month HKD-HIBOR	1.470	Quarterly	12/18/2024		271,200	43	(1,129)	(1,086)	0	(1)
Pay	3-Month HKD-HIBOR	1.593	Quarterly	12/18/2024		107,200	0	505	505	0	0
Receive	3-Month HKD-HIBOR	1.731	Quarterly	12/18/2024		218,100	28	(1,227)	(1,199)	0	(1)
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025		207,300	0	704	704	2	0
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	0	2,889	2,889	5	0
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	0	1,786	1,786	3	0
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	0	(1,213)	(1,213)	0	(2)
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	0	166	166	1	0
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	0	(177)	(177)	0	(1)
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	0	908	908	2	0
Pay(2)	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	0	(2)	(2)	1	0
Receive(2)	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	0	(562)	(562)	0	(2)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		$10,900	473	31	504	0	(4)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/18/2029		2,000	385	17	402	0	(4)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050		1,100	58	269	327	0	(10)
Pay	3-Month ZAR-JIBAR	7.800	Quarterly	12/19/2023	ZAR	99,700	(67)	713	646	0	(2)
Receive	3-Month ZAR-JIBAR	7.545	Quarterly	03/20/2024		99,200	0	(608)	(608)	2	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	03/20/2024		407,090	180	2,481	2,661	0	(8)
Pay	3-Month ZAR-JIBAR	7.600	Quarterly	06/19/2024		2,900	3	15	18	0	0
Receive	3-Month ZAR-JIBAR	7.105	Quarterly	07/31/2024		129,900	0	(711)	(711)	5	0
Pay	3-Month ZAR-JIBAR	6.835	Quarterly	08/28/2024		67,100	0	323	323	0	(3)
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025		553,100	350	2,346	2,696	0	(31)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	0	(616)	(616)	11	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	0	833	833	0	(13)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	0	(3,004)	(3,004)	29	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	0	(3,607)	(3,607)	39	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	0	688	688	0	(16)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	0	537	537	0	(12)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	0	428	428	0	(19)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	0	175	175	0	(21)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	0	213	213	0	(22)
Pay	6-Month CLP-CHILIBOR	2.280	Semi-Annual	02/14/2025	CLP	5,878,100	0	406	406	0	(6)
Pay	6-Month CLP-CHILIBOR	1.915	Semi-Annual	03/09/2025		10,897,800	0	564	564	0	(9)
Pay	6-Month CLP-CHILIBOR	1.520	Semi-Annual	05/08/2025		8,207,200	0	185	185	0	(6)
Receive	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	CZK	9,700	0	(17)	(17)	0	0
Pay	6-Month CZK-PRIBOR	1.750	Annual	03/20/2024		770,900	108	1,400	1,508	41	0
Pay	6-Month CZK-PRIBOR	1.810	Annual	03/20/2024		47,300	0	97	97	3	0
Receive	6-Month CZK-PRIBOR	1.945	Annual	03/20/2024		648,500	77	(1,561)	(1,484)	0	(35)
Pay	6-Month CZK-PRIBOR	2.500	Annual	03/20/2024		299,000	35	931	966	17	0
Pay	6-Month CZK-PRIBOR	1.838	Annual	06/19/2024		342,300	0	814	814	18	0
Receive	6-Month CZK-PRIBOR	2.000	Annual	06/19/2024		1,293,130	(922)	(2,511)	(3,433)	0	(68)
Receive	6-Month CZK-PRIBOR	1.890	Annual	11/15/2024		803,300	0	(2,535)	(2,535)	0	(54)
Pay	6-Month CZK-PRIBOR	1.798	Annual	11/29/2024		703,900	(192)	2,270	2,078	46	0
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025		401,600	(28)	(1,061)	(1,089)	0	(30)
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	0	1,377	1,377	67	0
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		550,500	0	529	529	41	0
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	0	519	519	39	0
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	0	(5)	(5)	21	0
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	0	59	59	18	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		651,100	(6)	(228)	(234)	0	(50)
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	0	(10)	(10)	8	0
Pay	6-Month GBP-LIBOR	1.000	Semi-Annual	12/18/2029	GBP	8,100	585	48	633	21	0
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	HUF	1,028,700	(3)	(23)	(26)	5	0
Receive	6-Month HUF-BBR	1.250	Annual	09/19/2023		4,693,800	243	(649)	(406)	31	0
Pay	6-Month HUF-BBR	2.250	Annual	12/19/2023		8,896,700	113	1,726	1,839	0	(68)
Pay	6-Month HUF-BBR	2.000	Annual	03/20/2024		2,277,400	15	365	380	0	(18)
Pay	6-Month HUF-BBR	1.500	Annual	06/19/2024		6,326,450	11	607	618	0	(54)
Pay	6-Month HUF-BBR	0.648	Annual	08/09/2024		1,638,000	0	14	14	0	(14)
Receive	6-Month HUF-BBR	1.000	Annual	09/18/2024		4,673,400	(182)	(84)	(266)	39	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Pay	6-Month HUF-BBR	0.646	Annual	11/29/2024		456,600	0	(2)	(2)	0	(4)
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025		12,565,900	0	(1,325)	(1,325)	112	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	0	(712)	(712)	56	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	0	(478)	(478)	35	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	0	(307)	(307)	25	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	0	467	467	0	(108)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	0	125	125	0	(63)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	0	282	282	0	(62)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	(24)	(579)	(603)	140	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	0	(118)	(118)	0	(75)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	0	(335)	(335)	33	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	0	(452)	(452)	50	0
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	0	(51)	(51)	5	0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	0	350	350	0	(74)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		14,475,400	0	252	252	0	(137)
Receive	6-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	136,800	101	(2,895)	(2,794)	0	(25)
Pay	6-Month PLN-WIBOR	2.500	Annual	12/19/2023		321,250	(217)	7,188	6,971	40	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		69,000	(150)	(1,046)	(1,196)	0	(8)
Pay	6-Month PLN-WIBOR	2.000	Annual	06/19/2024		58,300	100	813	913	3	0
Receive	6-Month PLN-WIBOR	1.750	Annual	09/18/2024		108,700	31	(1,681)	(1,650)	0	(6)
Pay	6-Month PLN-WIBOR	1.636	Annual	11/29/2024		127,500	0	1,864	1,864	3	0
Receive	6-Month PLN-WIBOR	1.665	Annual	12/19/2024		263,800	616	(4,679)	(4,063)	0	(4)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025		298,500	(152)	(4,737)	(4,889)	0	(3)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	0	5,131	5,131	9	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	2	3,405	3,407	9	0
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	0	214	214	1	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	0	(195)	(195)	0	(2)
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	0	6	6	1	0
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		77,800	0	82	82	1	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	0	(71)	(71)	0	(1)
Pay	6-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	SGD	60,900	(23)	1,983	1,960	24	0
Pay	6-Month SGD-SOR	2.223	Semi-Annual	12/19/2023		6,070	133	143	276	5	0
Pay	6-Month SGD-SOR	2.240	Semi-Annual	12/19/2023		29,100	0	1,334	1,334	23	0
Pay	6-Month SGD-SOR	1.450	Semi-Annual	12/18/2024		10,800	0	335	335	15	0
Receive	6-Month SGD-SOR	1.602	Semi-Annual	12/18/2024		42,500	0	(1,524)	(1,524)	0	(60)
Pay	6-Month SGD-SOR	1.210	Semi-Annual	03/18/2025		19,000	0	455	455	29	0
Pay	6-Month SGD-SOR	1.296	Semi-Annual	03/18/2025		70,000	0	1,889	1,889	106	0
Pay	6-Month SGD-SOR	1.423	Semi-Annual	03/18/2025		27,100	0	854	854	41	0
Receive	6-Month SGD-SOR	1.546	Semi-Annual	03/18/2025		39,200	0	(1,407)	(1,407)	0	(60)
Receive	6-Month SGD-SOR	0.660	Semi-Annual	06/17/2025		26,900	0	(136)	(136)	0	(44)
Pay	6-Month SGD-SOR	0.970	Semi-Annual	06/17/2025		13,700	0	220	220	22	0
Receive	6-Month SGD-SOR	1.110	Semi-Annual	06/17/2025		19,300	0	(406)	(406)	0	(32)
Receive	6-Month SGD-SOR	1.168	Semi-Annual	06/17/2025		16,100	0	(372)	(372)	0	(27)
Pay	6-Month SGD-SOR	1.530	Semi-Annual	06/17/2025		21,400	0	770	770	36	0
Pay(2)	6-Month SGD-SOR	0.575	Semi-Annual	09/16/2025		21,200	0	19	19	36	0
Receive(2)	6-Month SGD-SOR	0.623	Semi-Annual	09/16/2025		34,800	0	(90)	(90)	0	(60)
Pay	28-Day MXN-TIIE	8.520	Lunar	12/28/2023		152,100	12	851	863	9	0
Pay	28-Day MXN-TIIE	8.035	Lunar	02/22/2024		324,820	0	1,666	1,666	19	0
Pay	28-Day MXN-TIIE	6.570	Lunar	09/19/2024		589,100	0	1,885	1,885	38	0
Receive	28-Day MXN-TIIE	6.480	Lunar	10/22/2024		212,000	61	(712)	(651)	0	(14)
Pay	28-Day MXN-TIIE	6.710	Lunar	11/21/2024		9,100	5	27	32	1	0
Pay	28-Day MXN-TIIE	6.475	Lunar	01/23/2025		398,600	0	1,253	1,253	30	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025		1,137,700	994	(4,493)	(3,499)	0	(85)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(220)	(551)	(771)	0	(19)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	0	(262)	(262)	0	(5)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	0	(1,454)	(1,454)	0	(28)
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	0	1,762	1,762	51	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	0	1,269	1,269	36	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	0	365	365	23	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	0	263	263	17	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(20)	231	211	27	0
Receive(2)	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	0	0	0	0	0
Receive(2)	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	0	(9)	(9)	0	(9)
Total Swap Agreements							$6,665	$15,247	$21,912	$1,808	$(1,803)
(f)	Securities with an aggregate market value of $17,031 and cash of $36,923 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
(1)	Unsettled variation margin liability of $(21) for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BOA		07/2020		TRY	3,366		$490		$1		$0
		07/2020			$25,536		HUF	7,772,339	0		(878)
		07/2020			380		ZAR	7,160	32		0
		07/2020		ZAR	11,001		$580		0		(54)
		08/2020		CAD	65,316		46,424		0		(1,693)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

	08/2020	CZK	380,914		16,056	0	(5)
	08/2020	EUR	1,735		1,915	0	(36)
	08/2020	GBP	496		615	0	0
	08/2020	NZD	25,017		14,933	0	(1,210)
	08/2020		$2,214	EUR	2,001	39	(3)
	08/2020		18,116	JPY	1,980,500	237	0
	09/2020	CNH	1,218		$170	0	(2)
	09/2020	CZK	96,022		3,800	0	(249)
	09/2020	ILS	44,373		12,939	103	0
	09/2020	TWD	7,205		244	0	(4)
	09/2020		$3,400	COP	13,042,400	50	0
	09/2020	ZAR	42,751		$2,500	54	0
BPS	07/2020	BRL	102,797		19,184	281	0
	07/2020	TRY	3,420		498	1	0
	07/2020		$18,772	BRL	102,797	131	0
	07/2020		2,917	ZAR	53,993	193	0
	08/2020		557	EUR	490	0	(6)
	09/2020	GBP	32,937		$40,746	104	(188)
	09/2020	HKD	9,311		1,197	0	(3)
	09/2020	HUF	2,276,345		7,000	0	(219)
	09/2020	JPY	8,737,500		80,873	211	(333)
	09/2020	PLN	23,984		5,700	0	(363)
	09/2020	SGD	11,879		8,386	0	(140)
	09/2020		$14,116	AUD	20,300	0	(103)
	09/2020		72,283	CAD	99,800	1,566	(327)
	09/2020		33,645	CHF	31,750	0	(65)
	09/2020		32,000	CNH	231,354	600	0
	09/2020		51,348	GBP	40,437	0	(1,221)
	09/2020		29,800	HUF	9,317,146	141	(394)
	09/2020		3,600	IDR	51,874,632	0	(76)
	09/2020		5,900	ILS	20,458	17	0
	09/2020		81,594	JPY	8,737,500	0	(599)
	09/2020		5,359	KRW	6,517,316	75	0
	09/2020		14,100	MXN	319,997	0	(305)
	09/2020		29,623	NOK	290,000	971	(458)
	09/2020		48,186	NZD	77,400	1,981	(224)
	09/2020		7,267	PHP	372,543	192	0
	09/2020		14,170	PLN	57,239	301	0
	09/2020		39,845	SEK	386,000	1,614	0
	09/2020		22,500	SGD	31,702	291	(39)
	09/2020		18,100	THB	575,408	515	0
	09/2020		17,943	ZAR	316,621	172	0
BRC	07/2020	MXN	9,126		$409	12	0
	07/2020		$142	MXN	3,207	0	(3)
	07/2020		139	ZAR	2,415	0	0
	08/2020	EUR	230		$258	0	(1)
	08/2020	GBP	3,709		4,630	44	(11)
	08/2020		$1,212	EUR	1,109	35	0
	08/2020		1,614	GBP	1,315	18	(3)
	12/2020		401	MXN	9,126	0	(12)
CBK	07/2020	BRL	82,984		$15,408	148	0
	07/2020	COP	53,363,598		14,833	651	0
	07/2020	HUF	169,486		517	0	(20)
	07/2020	PEN	25,643		7,493	256	0
	07/2020		$15,154	BRL	82,984	106	0
	07/2020		3,382	PEN	11,603	0	(107)
	07/2020		269	ZAR	5,150	28	0
	07/2020	ZAR	309,644		$18,256	516	(92)
	08/2020	AUD	762		519	0	(7)
	08/2020	EUR	2,995		3,358	5	(16)
	08/2020	GBP	8,543		10,564	19	(44)
	08/2020	JPY	1,943,100		18,181	175	0
	08/2020	NZD	13,200		8,611	93	0
	08/2020	PEN	14,956		4,379	158	0
	08/2020	RON	1,965		435	0	(20)
	08/2020	SEK	864,620		87,637	0	(5,203)
	08/2020		$30,958	GBP	24,463	11	(647)
	09/2020	COP	17,586,272		$4,400	0	(252)
	09/2020	ILS	52,887		15,345	47	0
	09/2020	KRW	19,600,729		15,910	0	(437)
	09/2020	MXN	550,259		24,681	960	0
	09/2020	PEN	46,849		13,494	283	0
	09/2020		$8,500	BRL	47,119	471	(333)
	09/2020		15,715	CHF	14,875	17	0
	09/2020		4,780	EUR	4,250	3	0
	09/2020		10,000	ILS	34,995	121	0
	09/2020		3,200	KZT	1,313,600	0	(31)
	09/2020		5,509	MXN	122,246	0	(244)
	09/2020		11,720	PEN	40,421	0	(321)
	09/2020		21,203	PLN	83,533	0	(84)
	09/2020		5,100	ZAR	85,181	0	(227)
DUB	07/2020	BRL	185,781		$33,926	0	(236)
	07/2020		$35,219	BRL	185,781	0	(1,056)
	08/2020	BRL	185,781		$35,182	1,075	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

FBF	09/2020	HKD	8,005		1,032	0	(1)
GLM	07/2020		$591	MXN	14,373	35	(2)
	07/2020		2,157	TRY	14,844	3	0
	07/2020	ZAR	14,043		$751	0	(58)
	08/2020	GBP	28,581		35,116	0	(309)
	08/2020		$272	EUR	243	1	0
	08/2020		7,483	GBP	6,090	65	0
	08/2020		18,338	NOK	170,000	0	(673)
	09/2020	CLP	8,357,880		$10,200	14	0
	09/2020	INR	1,752,568		22,805	0	(211)
	09/2020	KZT	65,000		159	3	0
	09/2020	MYR	94,139		21,713	0	(180)
	09/2020	PEN	56,152		16,100	265	0
	09/2020	THB	301,950		9,300	0	(468)
	09/2020	TRY	31,501		4,500	0	(9)
	09/2020		$7,000	BRL	35,418	0	(507)
	09/2020		16,898	CAD	23,300	268	0
	09/2020		4,900	CLP	3,757,075	0	(321)
	09/2020		2,300	COP	8,293,386	0	(106)
	09/2020		5,970	ILS	20,878	68	0
	09/2020		1,800	KZT	775,800	72	0
	09/2020		1,800	MXN	41,007	0	(32)
	09/2020		10,100	MYR	43,196	32	(84)
	09/2020		6,063	NOK	60,000	173	0
	09/2020		11,197	PHP	573,810	291	0
	09/2020		9,230	PLN	36,813	99	(22)
	09/2020		3,022	RON	13,090	5	0
	09/2020		2,700	RUB	187,593	0	(85)
	09/2020		15,358	SEK	144,000	187	(78)
	09/2020		3,600	THB	112,000	23	0
	09/2020		2,986	ZAR	52,694	28	0
HUS	07/2020	HUF	372,984		$1,155	0	(29)
	07/2020		$358	HUF	116,594	12	0
	07/2020		154	MXN	3,521	0	(1)
	07/2020		155	TRY	1,061	0	0
	07/2020	ZAR	6,140		$333	0	(21)
	08/2020	EUR	4,440		4,873	9	(129)
	08/2020	GBP	1,977		2,484	33	0
	08/2020	RON	25,984		5,793	0	(225)
	08/2020		$10,262	AUD	14,687	0	(124)
	08/2020		12,679	EUR	11,213	2	(71)
	08/2020		854	GBP	697	10	0
	08/2020		17,024	RON	73,268	0	(56)
	09/2020	BRL	50,770		$8,900	0	(407)
	09/2020	CNH	180,433		25,255	0	(162)
	09/2020	KRW	13,064,784		10,600	0	(294)
	09/2020	PLN	52,377		13,336	94	0
	09/2020	RUB	319,137		4,432	0	(17)
	09/2020	THB	708,167		22,103	0	(807)
	09/2020		$4,288	AUD	6,500	199	0
	09/2020		29,800	BRL	158,752	0	(697)
	09/2020		7,400	CLP	6,069,480	0	(3)
	09/2020		737	HKD	5,722	1	0
	09/2020		9,300	IDR	138,166,600	244	(158)
	09/2020		9,800	KRW	11,659,060	0	(78)
	09/2020		264	PLN	1,042	1	(1)
	09/2020		15,978	RON	69,251	39	0
	09/2020		9,309	RUB	670,623	41	0
	09/2020		27,003	THB	855,849	684	0
IND	07/2020	HUF	3,438,908		$10,154	0	(755)
JPM	07/2020	TRY	11,368		1,663	9	(1)
	07/2020		$101	HUF	31,037	0	(2)
	07/2020		107	TRY	738	0	0
	07/2020	ZAR	12,635		$688	0	(40)
	08/2020	CAD	20,072		14,966	180	0
	08/2020	JPY	121,300		1,131	7	0
	08/2020	NOK	361,100		35,199	0	(2,324)
	08/2020	RON	47,033		10,426	0	(467)
	09/2020	CNH	48,610		6,800	0	(50)
	09/2020	JPY	2,450,000		22,835	124	0
	09/2020	MXN	68,722		3,100	138	0
	09/2020	PHP	306,159		6,100	0	(31)
	09/2020		$9,548	CAD	12,900	0	(45)
	09/2020		15,400	CZK	360,213	0	(209)
	09/2020		11,800	IDR	170,179,600	0	(239)
	09/2020		31,230	ILS	107,939	149	(161)
	09/2020		5,912	NOK	56,000	0	(93)
	09/2020		17,476	NZD	27,900	527	0
	09/2020		7,100	PHP	362,526	160	0
	09/2020		192	PLN	756	0	(1)
	09/2020		4,200	RUB	319,137	249	0
	09/2020		18,320	SEK	170,000	0	(61)
	09/2020		8,200	SGD	11,446	15	0
	09/2020		11,997	THB	373,647	91	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

09/2020	5,371	ZAR	94,599	41	0
09/2020	ZAR	106,273	$5,600	0	(480)
MYI	07/2020	HUF	3,324,466	9,835	0	(712)
07/2020	$651	ZAR	11,267	1	(3)
08/2020	EUR	1,129	$1,240	0	(30)
08/2020	$618	EUR	563	15	0
09/2020	IDR	1,974,334	$130	0	(4)
09/2020	PLN	66,977	17,022	89	0
09/2020	$3,500	ILS	12,004	0	(28)
RBC	07/2020	3,602	PEN	12,312	0	(126)
08/2020	63,693	SEK	586,000	0	(771)
RYL	09/2020	THB	913,354	$28,722	0	(825)
09/2020	$6,188	AUD	9,600	438	0
09/2020	5,400	CZK	132,970	208	0
09/2020	7,958	EUR	7,000	0	(81)
09/2020	22,921	JPY	2,450,000	0	(210)
SCX	07/2020	CLP	20,151,367	$25,852	1,307	0
07/2020	EUR	11,573	12,881	0	(121)
07/2020	$251	ZAR	4,333	0	(2)
08/2020	EUR	11,573	$13,007	0	(4)
08/2020	GBP	290	360	1	0
08/2020	NZD	25,500	16,415	0	(40)
08/2020	$688	CAD	930	0	(3)
08/2020	2,155	GBP	1,702	0	(45)
08/2020	926	JPY	99,300	0	(5)
09/2020	22,698	INR	1,740,149	155	0
09/2020	16,100	TRY	111,319	0	(165)
SOG	07/2020	HUF	1,817,749	$5,361	0	(406)
07/2020	$219	ZAR	4,045	14	0
07/2020	ZAR	3,679	$198	0	(14)
12/2020	$16,933	MXN	374,668	0	(951)
SSB	07/2020	HUF	3,476,843	$10,243	0	(788)
07/2020	$159	MXN	3,598	0	(3)
08/2020	201	EUR	179	0	0
09/2020	IDR	7,761,279	$513	0	(14)
09/2020	SGD	14,548	10,279	0	(162)
TOR	07/2020	$187	TRY	1,286	0	0
09/2020	6,000	COP	23,613,000	247	0
UAG	07/2020	TRY	2,420	$350	0	(2)
08/2020	AUD	26,636	17,268	0	(1,117)
08/2020	$728	CAD	1,027	29	0
08/2020	426	EUR	393	16	0
Total Forward Foreign Currency Contracts	$22,336	$(36,621)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus USD	$0.960	08/27/2020	1,200	$0	$0
GLM	Put - OTC USD versus JPY	JPY	96.530	07/09/2020	79,000	39	0
HUS	Put - OTC AUD versus USD	$0.490	08/24/2020	23,500	2	1
Put - OTC EUR versus USD	0.990	08/31/2020	1,200	0	0
Call - OTC USD versus CAD	CAD	1.620	08/24/2020	38,900	4	1
Total Purchased Options	$45	$2
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	1.345%	Annual	11/23/2023	ILS	45,100	$0	$647	$647	$0
Pay	3-Month ILS-TELBOR	0.335	Annual	11/29/2024	52,800	0	139	139	0
Pay	3-Month ILS-TELBOR	0.403	Annual	01/31/2025	67,600	0	226	226	0
Pay	3-Month ILS-TELBOR	0.330	Annual	02/14/2025	84,900	0	193	193	0
Pay	3-Month ILS-TELBOR	0.305	Annual	05/15/2025	83,800	0	129	129	0
Pay	3-Month ILS-TELBOR	0.265	Annual	05/29/2025	126,000	0	115	115	0
Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	15,888,200	70	482	552	0
Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	29,618,300	352	487	839	0
Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024	13,159,600	(169)	(297)	0	(466)
Receive	3-Month KRW-KORIBOR	1.288	Quarterly	12/18/2024	15,566,200	0	(255)	0	(255)
Receive	3-Month KRW-KORIBOR	1.425	Quarterly	01/28/2025	56,782,600	0	(1,259)	0	(1,259)
Pay	3-Month KRW-KORIBOR	1.315	Quarterly	03/18/2025	78,901,900	0	1,444	1,444	0
Receive	3-Month KRW-KORIBOR	1.372	Quarterly	03/18/2025	16,252,700	0	(333)	0	(333)
BPS	Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/17/2025	CNY	111,400	0	127	127	0
Receive	3-Month ILS-TELBOR	1.480	Annual	11/30/2023	ILS	46,000	0	(732)	0	(732)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

	Pay	3-Month ILS-TELBOR	0.480	Annual	08/09/2024		18,700	0	95	95	0
	Receive	3-Month ILS-TELBOR	0.410	Annual	10/18/2024		32,700	0	(125)	0	(125)
	Receive	3-Month ILS-TELBOR	0.200	Annual	03/06/2025		55,100	0	(18)	0	(18)
	Pay	3-Month ILS-TELBOR	0.375	Annual	03/13/2025		57,300	0	162	162	0
	Receive	3-Month ILS-TELBOR	0.710	Annual	03/25/2025		92,900	0	(707)	0	(707)
	Pay	3-Month ILS-TELBOR	0.285	Annual	05/19/2025		44,700	0	55	55	0
	Pay	3-Month KRW-KORIBOR	2.178	Quarterly	09/19/2023	KRW	11,882,600	0	438	438	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		27,844,000	(361)	(625)	0	(986)
	Receive	3-Month KRW-KORIBOR	1.213	Quarterly	12/18/2024		36,023,000	0	(488)	0	(488)
	Pay	3-Month KRW-KORIBOR	1.330	Quarterly	03/18/2025		17,246,200	0	326	326	0
	Pay	3-Month KRW-KORIBOR	0.975	Quarterly	06/17/2025		24,270,400	0	116	116	0
CBK	Pay	3-Month ILS-TELBOR	0.850	Annual	03/21/2023	ILS	50,200	0	334	334	0
	Receive	3-Month ILS-TELBOR	1.373	Annual	09/07/2023		40,976	0	(608)	0	(608)
	Pay	3-Month ILS-TELBOR	1.202	Annual	09/19/2023		38,700	0	497	497	0
	Receive	3-Month ILS-TELBOR	0.413	Annual	11/08/2024		46,700	0	(178)	0	(178)
	Pay	3-Month ILS-TELBOR	0.293	Annual	05/18/2025		85,800	0	116	116	0
	Pay	3-Month KRW-KORIBOR	1.328	Quarterly	03/18/2025	KRW	17,881,000	0	336	336	0
	Pay	3-Month KRW-KORIBOR(2)	0.805	Quarterly	09/16/2025		26,616,300	0	(73)	0	(73)
	Receive	3-Month MYR-KLIBOR(2)	2.271	Quarterly	09/17/2025	MYR	56,200	0	(111)	0	(111)
	Pay	6-Month THB-THBFIX	0.970	Semi-Annual	03/18/2025	THB	858,500	0	306	306	0
GLM	Receive	3-Month ILS-TELBOR	0.960	Annual	03/21/2023	ILS	107,200	0	(815)	0	(815)
	Receive	3-Month ILS-TELBOR	1.053	Annual	06/20/2023		7,370	0	(61)	0	(61)
	Pay	3-Month ILS-TELBOR	0.967	Annual	06/19/2024		26,500	0	251	251	0
	Receive	3-Month ILS-TELBOR	0.393	Annual	01/02/2025		46,100	0	(148)	0	(148)
	Receive	3-Month ILS-TELBOR	0.650	Annual	03/26/2025		92,900	0	(627)	0	(627)
	Receive	3-Month ILS-TELBOR	0.635	Annual	03/27/2025		116,000	0	(757)	0	(757)
	Pay	3-Month MYR-KLIBOR(2)	2.098	Quarterly	09/17/2025	MYR	40,400	0	3	3	0
	Pay	6-Month THB-THBFIX(2)	0.793	Semi-Annual	09/16/2025	THB	302,400	0	14	14	0
HUS	Pay	1-Day INR-MIBOR Compounded-OIS	5.195	Semi-Annual	03/18/2025	INR	2,099,000	0	1,447	1,447	0
	Pay	3-Month ILS-TELBOR	0.805	Annual	03/21/2023	ILS	7,000	0	44	44	0
	Pay	3-Month ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	311	311	0
	Receive	3-Month ILS-TELBOR	1.035	Annual	03/25/2024		43,500	12	(469)	0	(457)
	Pay	3-Month ILS-TELBOR	0.350	Annual	09/18/2024		28,400	0	88	88	0
	Pay	3-Month KRW-KORIBOR	2.100	Quarterly	09/19/2023	KRW	28,592,600	0	993	993	0
	Receive	3-Month KRW-KORIBOR	1.965	Quarterly	03/20/2024		16,062,000	(130)	(438)	0	(568)
	Receive	3-Month KRW-KORIBOR	1.245	Quarterly	12/18/2024		8,311,400	0	(123)	0	(123)
IND	Receive	3-Month CNY-CNREPOFIX	1.835	Quarterly	04/10/2025	CNY	58,500	0	183	183	0
	Receive	3-Month KRW-KORIBOR	1.005	Quarterly	04/10/2025	KRW	9,109,700	0	(51)	0	(51)
JPM	Pay	3-Month CNY-CNREPOFIX	2.638	Quarterly	03/18/2025	CNY	568,900	0	1,162	1,162	0
	Pay	3-Month CNY-CNREPOFIX	2.525	Quarterly	03/20/2025		132,300	0	175	175	0
	Pay	3-Month ILS-TELBOR	1.280	Annual	01/11/2024	ILS	184,220	0	2,477	2,477	0
	Pay	3-Month KRW-KORIBOR	1.119	Quarterly	03/18/2025	KRW	42,426,700	0	442	442	0
	Pay	3-Month KRW-KORIBOR	1.240	Quarterly	03/18/2025		13,601,700	0	207	207	0
	Pay	3-Month KRW-KORIBOR	1.200	Quarterly	03/20/2025		28,741,800	0	393	393	0
SCX	Receive	3-Month CNY-CNREPOFIX	2.430	Quarterly	03/06/2025	CNY	101,500	0	(76)	0	(76)
	Pay	3-Month KRW-KORIBOR	1.755	Quarterly	02/07/2024	KRW	40,658,800	390	761	1,151	0
	Pay	3-Month KRW-KORIBOR	1.160	Quarterly	10/11/2024		19,701,700	0	218	218	0
	Receive	3-Month KRW-KORIBOR	0.990	Quarterly	03/06/2025		20,616,600	0	(109)	0	(109)
	Receive	3-Month KRW-KORIBOR	0.965	Quarterly	03/27/2025		47,240,900	0	(200)	0	(200)
	Pay	3-Month MYR-KLIBOR	2.915	Quarterly	03/18/2025	MYR	111,300	0	970	970	0
	Pay	6-Month THB-THBFIX	0.843	Semi-Annual	06/17/2025	THB	260,300	0	46	46	0
	Receive	6-Month THB-THBFIX	1.018	Semi-Annual	06/17/2025		384,500	0	(176)	0	(176)
	Receive	6-Month THB-THBFIX(2)	0.853	Semi-Annual	09/16/2025		295,700	0	(42)	0	(42)
Total Swap Agreements								$164	$7,054	$17,767	$(10,549)
(h)

Securities with an aggregate market value of $14,583 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2020.

(1)							Notional Amount represents the number of contracts.
(2)							This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2020

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2020 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,007	$0	$61,007
Industrials	0	50,607	0	50,607
Utilities	0	4,082	0	4,082
U.S. Government Agencies	0	23,294	0	23,294
Non-Agency Mortgage-Backed Securities	0	996	0	996
Asset-Backed Securities	0	8,993	0	8,993
Sovereign Issues	0	21,968	0	21,968
Commodities	0	38,776	0	38,776
Short-Term Instruments
Certificates of Deposit	0	3,002	0	3,002
Commercial Paper	0	8,092	0	8,092
Repurchase Agreements	0	47,400	0	47,400
U.S. Treasury Bills	0	64,641	0	64,641
U.S. Treasury Cash Management Bills	0	101,977	0	101,977
	$0	$434,835	$0	$434,835
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$230,294	$0	$0	$230,294
Total Investments	$230,294	$434,835	$0	$665,129
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,667	1,808	0	5,475
Over the counter	0	40,105	0	40,105
	$3,667	$41,913	$0	$45,580
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,846)	(1,803)	0	(7,649)
Over the counter	0	(47,170)	0	(47,170)
	$(5,846)	$(48,973)	$0	$(54,819)
Total Financial Derivative Instruments	$(2,179)	$(7,060)	$0	$(9,239)
Totals	$228,115	$427,775	$0	$655,890

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.4% ¤
MUNICIPAL BONDS & NOTES 0.0%
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	$960	$961
Total Municipal Bonds & Notes (Cost $960)		961
U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.228% due 12/25/2036 •	212	210
0.295% due 07/25/2032 •	260	254
0.305% due 03/25/2034 •	153	152
0.308% due 03/25/2036 •	94	93
0.408% due 06/25/2033 •	112	110
0.488% due 03/25/2032 •	270	270
0.525% due 11/25/2032 •	1	1
0.535% due 05/25/2042 •	132	133
1.085% due 04/25/2032 •	78	79
2.891% due 02/01/2041 - 10/01/2044 •	2,088	2,098
3.279% due 03/01/2035 •	231	237
3.461% due 11/01/2035 •	108	111
3.595% due 02/01/2026 •	2	2
3.634% due 11/01/2035 •	109	109
3.674% due 12/01/2032 •	3	3
3.737% due 12/01/2035 •	26	26
3.777% due 01/01/2036 •	532	560
3.884% due 08/01/2036 •	52	52
3.893% due 05/01/2025 •	2	2
3.895% due 12/01/2029 •	6	6
3.973% due 08/01/2028 •	7	7
4.027% due 12/01/2029 •	5	5
4.104% due 10/01/2032 •	7	7
4.145% due 09/01/2028 •	4	4
4.159% due 12/01/2029 •	1	1
4.190% due 12/01/2022 •	2	2
4.233% due 09/01/2031 •	10	10
4.348% due 10/01/2025 •	13	14
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	19,015
0.305% due 07/25/2031 •	328	327
0.685% due 06/15/2030 - 12/15/2032 •	44	44
0.735% due 06/15/2031 •	18	18
0.885% due 02/15/2027 •	3	3
2.704% due 10/25/2044 •	1,268	1,282
2.708% due 05/01/2032 •	5	5
2.891% due 02/25/2045 •	395	399
2.904% due 07/25/2044 •	794	825
3.231% due 06/01/2035 •	1,035	1,091
3.239% due 02/01/2024 •	7	7
3.616% due 07/01/2029 •	5	5
3.801% due 02/01/2035 •	162	164
3.850% due 02/01/2032 •	1	1
3.855% due 02/01/2032 •	1	1
4.156% due 01/01/2032 •	6	6
4.500% due 06/15/2035 - 09/15/2035	1,269	1,354
4.668% due 02/01/2025 •	3	3
5.000% due 01/15/2034	2,588	2,961
5.500% due 11/01/2038 - 10/01/2039	70	79
6.500% due 10/25/2043	495	617
Ginnie Mae
3.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	18	18
3.000% due 03/20/2025 - 02/20/2030 •	353	358
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	17	18
3.250% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	152	157
3.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	90	92
3.875% due 04/20/2027 - 04/20/2032 •	64	67
Israel Government AID Bond 0.000% due 11/01/2024 (b)	133,000	127,877
Residual Funding Corp. STRIPS(b) 0.000% due 01/15/2030	18,000	15,927
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	41	41

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

4.500% due 03/01/2023	46	48
4.760% due 09/01/2025	2,087	2,202
4.770% due 04/01/2024	383	402
4.930% due 01/01/2024	224	234
5.240% due 08/01/2023	170	178
7.220% due 11/01/2020	8	8
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,881	2,062
4.500% due 04/01/2028 - 11/01/2029	265	287
Total U.S. Government Agencies (Cost $151,541)		182,741
U.S. TREASURY OBLIGATIONS 100.2%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	150,698
2.750% due 11/15/2042	110,900	142,099
2.875% due 05/15/2043 (d)	270,960	354,106
3.000% due 05/15/2042	201,200	267,981
3.000% due 11/15/2044 (d)	237,300	317,769
3.125% due 02/15/2043	41,250	55,944
3.125% due 08/15/2044	45,000	61,374
3.625% due 08/15/2043	53,000	77,433
3.625% due 02/15/2044	55,000	80,527
3.750% due 11/15/2043	54,720	81,457
4.375% due 02/15/2038	84,630	131,575
4.375% due 05/15/2040	1,490	2,355
4.500% due 05/15/2038	31,463	49,648
8.000% due 11/15/2021 (f)	44,700	49,507
U.S. Treasury Notes
1.875% due 08/31/2024	8,680	9,273
2.000% due 08/31/2021 (f)	7,000	7,150
2.000% due 07/31/2022	333,000	345,767
2.125% due 03/31/2024	4,700	5,037
2.125% due 07/31/2024	21,600	23,265
2.125% due 09/30/2024	27,200	29,368
2.125% due 11/30/2024 (f)	4,000	4,330
2.250% due 10/31/2024	49,610	53,903
2.250% due 11/15/2024	38,950	42,354
2.250% due 11/15/2025	47,400	52,235
2.375% due 02/29/2024	4,870	5,256
2.375% due 08/15/2024 (d)	4,300	4,679
2.500% due 01/31/2024	12,050	13,038
2.875% due 11/30/2023	5,010	5,467
2.875% due 05/15/2028	9,680	11,425
Total U.S. Treasury Obligations (Cost $2,096,996)		2,435,020
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns Adjustable Rate Mortgage Trust
3.753% due 02/25/2033 ~	14	13
4.016% due 04/25/2033 ~	37	37
4.176% due 01/25/2034 ~	176	175
4.225% due 04/25/2033 ~	31	30
4.259% due 11/25/2034 ~	568	527
4.260% due 04/25/2033 ~	3	3
Bear Stearns ALT-A Trust
0.345% due 02/25/2034 •	1,089	994
3.717% due 11/25/2036 ^~	15,665	10,328
3.837% due 11/25/2036 ~	8,962	6,768
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.435% due 08/25/2035 •	243	235
Citigroup Mortgage Loan Trust 2.570% due 05/25/2035 •	266	263
Countrywide Alternative Loan Trust
0.345% due 02/25/2047 •	386	341
0.365% due 05/25/2047 •	2,515	2,196
0.370% due 02/20/2047 ^•	3,947	2,929
0.385% due 05/25/2036 •	45	37
0.395% due 05/25/2035 •	521	470
0.400% due 03/20/2046 •	3,017	2,530
0.465% due 12/25/2035 •	218	205
2.504% due 02/25/2036 •	252	226
5.500% due 03/25/2036 ^	1,133	780
Countrywide Home Loan Mortgage Pass-Through Trust
0.645% due 05/25/2035 •	806	694
0.765% due 04/25/2035 •	98	90
0.845% due 02/25/2035 •	497	470
0.865% due 02/25/2035 •	281	254
2.762% due 04/25/2035 ~	310	266
3.664% due 09/20/2036 ^~	3,083	2,790
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 0.454% due 08/19/2045 •	325	300

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

GreenPoint Mortgage Funding Trust 0.625% due 06/25/2045 •	420	363
GSR Mortgage Loan Trust 3.561% due 04/25/2036 ~	2,606	2,133
HarborView Mortgage Loan Trust
0.324% due 03/19/2037 •	1,047	961
0.634% due 05/19/2035 •	1,039	943
Impac CMB Trust 1.185% due 07/25/2033 •	27	26
IndyMac Mortgage Loan Trust 0.825% due 02/25/2035 •	1,563	1,421
JPMorgan Mortgage Trust
3.721% due 07/25/2035 ~	397	387
3.948% due 02/25/2036 ^~	499	434
MASTR Adjustable Rate Mortgages Trust 3.594% due 05/25/2034 ~	128	126
Merrill Lynch Mortgage Investors Trust 2.015% due 12/25/2032 ~	38	35
Residential Accredit Loans, Inc. Trust
0.485% due 08/25/2035 •	775	654
2.864% due 09/25/2045 •	321	294
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	316	351
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	14	15
Sequoia Mortgage Trust
0.540% due 07/20/2033 •	595	557
0.544% due 10/19/2026 •	232	225
0.660% due 07/20/2033 •	418	375
Structured Adjustable Rate Mortgage Loan Trust 2.904% due 01/25/2035 ^•	268	243
Structured Asset Mortgage Investments Trust
0.405% due 05/25/2036 •	12,436	11,697
0.774% due 07/19/2034 •	79	76
0.894% due 03/19/2034 •	163	159
WaMu Mortgage Pass-Through Certificates Trust
0.445% due 11/25/2045 •	891	847
0.455% due 12/25/2045 •	376	363
2.234% due 01/25/2047 •	661	633
2.240% due 07/25/2046 •	4,401	3,966
2.240% due 08/25/2046 •	10,176	9,101
2.240% due 09/25/2046 •	1,564	1,505
2.240% due 10/25/2046 •	690	613
2.384% due 05/25/2046 •	398	358
2.384% due 12/25/2046 •	878	802
2.484% due 06/25/2046 •	2,026	1,910
2.501% due 12/25/2046 •	1,558	1,411
2.504% due 02/25/2046 •	1,546	1,476
2.704% due 11/25/2042 •	235	218
3.838% due 03/25/2034 ~	61	60
Washington Mutual Mortgage Pass-Through Certificates Trust
2.966% due 05/25/2033 ~	38	35
Total Non-Agency Mortgage-Backed Securities (Cost $93,384)		78,725
ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265% due 05/25/2037 •	23	18
0.705% due 06/15/2031 •	268	244
0.725% due 11/15/2031 •	12	12
Bear Stearns Asset-Backed Securities Trust
0.295% due 04/25/2031 •	640	1,070
0.845% due 10/25/2032 •	18	18
CIT Group Home Equity Loan Trust 0.725% due 06/25/2033 •	72	72
Citigroup Global Markets Mortgage Securities, Inc. 1.535% due 01/25/2032 •	125	123
Credit Suisse First Boston Mortgage Securities Corp. 0.805% due 01/25/2032 •	59	55
Credit-Based Asset Servicing & Securitization Trust 0.255% due 01/25/2037 ^•	995	369
GE-WMC Mortgage Securities Trust 0.225% due 08/25/2036 •	50	27
GSAMP Trust
0.255% due 12/25/2036 •	489	267
0.365% due 11/25/2035 •	144	26
Home Equity Asset Trust 1.105% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 0.235% due 10/25/2036 •	115	60
JPMorgan Mortgage Acquisition Trust 0.265% due 08/25/2036 •	32	17
LA Arena Funding LLC 7.656% due 12/15/2026	11	11

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

Lehman ABS Mortgage Loan Trust 0.275% due 06/25/2037 •	508	379
Long Beach Mortgage Loan Trust 0.745% due 10/25/2034 •	1,548	1,352
MASTR Asset-Backed Securities Trust 0.235% due 11/25/2036 •	91	40
Merrill Lynch Mortgage Investors Trust 0.305% due 02/25/2037 •	309	118
Morgan Stanley ABS Capital, Inc. Trust 0.245% due 05/25/2037 •	217	187
Morgan Stanley IXIS Real Estate Capital Trust 0.235% due 11/25/2036 •	36	16
New Century Home Equity Loan Trust 0.365% due 05/25/2036 •	474	430
Renaissance Home Equity Loan Trust 0.885% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
0.245% due 12/25/2036 ^•	1,627	496
0.265% due 11/25/2036 ^•	518	191
Soundview Home Loan Trust
0.245% due 11/25/2036 •	527	202
0.265% due 06/25/2037 •	270	202
Total Asset-Backed Securities (Cost $9,183)		6,005
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		5,037
Total Short-Term Instruments (Cost $5,037)		5,037
Total Investments in Securities (Cost $2,357,101)		2,708,489
	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	3,699,999	36,478
Total Short-Term Instruments (Cost $36,477)		36,478
Total Investments in Affiliates (Cost $36,477)		36,478
Total Investments 112.9% (Cost $2,393,578)		$2,744,967
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $19,610)		276
Other Assets and Liabilities, net (12.9)%		(314,051)
Net Assets 100.0%		$2,431,192

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	06/30/2020	07/01/2020	$5,037	U.S. Treasury Notes 1.875% due 04/30/2022	$(5,138)	$5,037	$5,037
Total Repurchase Agreements	$(5,138)	$5,037	$5,037
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	0.240%	06/19/2020	07/13/2020	$(44,289)	$(44,293)
DEU	0.210	05/04/2020	07/02/2020	(2,549)	(2,549)
JPS	0.210	05/21/2020	08/18/2020	(5,465)	(5,467)
STR	0.170	07/01/2020	07/02/2020	(262,885)	(262,885)
0.180	06/30/2020	07/01/2020	(264,110)	(264,111)
Total Reverse Repurchase Agreements	$(579,305)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
UBS	0.200%	05/26/2020	07/06/2020	$(14,485)	$(14,488)
Total Sale-Buyback Transactions	$(14,488)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2050	$17,000	$(18,033)	$(18,023)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2050	3,000	(3,240)	(3,224)
Total Short Sales (0.9)%	$(21,273)	$(21,247)
(d)	Securities with an aggregate market value of $334,953 have been pledged as collateral under the terms of master agreements as of June 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2020 was $(113,989) at a weighted average interest rate of 0.153%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2020	16,235	$2,041,424	$5,108	$0	$(507)
U.S. Treasury 10-Year Note September Futures	09/2020	9,718	1,352,472	2,791	0	(1,519)
$7,899	$0	$(2,026)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	09/2020	2,973	$(530,866)	$(1,888)	$1,394	$0
Total Futures Contracts	$6,011	$1,394	$(2,026)
SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$17,700	$(247)	$(2,396)	$(2,643)	$21	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	349,800	19,857	(67,719)	(47,862)	508	0
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(17,126)	(17,126)	379	0
Total Swap Agreements	$19,610	$(87,241)	$(67,631)	$908	$0
(f)	Securities with an aggregate market value of $40,392 and cash of $2,880 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$961	$0	$961
U.S. Government Agencies	0	182,741	0	182,741
U.S. Treasury Obligations	0	2,435,020	0	2,435,020
Non-Agency Mortgage-Backed Securities	0	78,725	0	78,725
Asset-Backed Securities	0	6,005	0	6,005
Short-Term Instruments
Repurchase Agreements	0	5,037	0	5,037
$0	$2,708,489	$0	$2,708,489
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,478	$0	$0	$36,478
Total Investments	$36,478	$2,708,489	$0	$2,744,967
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,247)	$0	$(21,247)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,394	$908	$0	$2,302
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2,026)	$0	$0	$(2,026)
Total Financial Derivative Instruments	$(632)	$908	$0	$276
Totals	$35,846	$2,688,150	$0	$2,723,996

There were no significant transfers into or out of Level 3 during the period ended June 30, 2020.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Preferred Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and PIMCO International Portfolio Subsidiary, LLC, PIMCO Short Asset Portfolio Subsidiary, LLC, PIMCO ShortTerm Floating NAV III Subsidiary, LLC, MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response MultiAsset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO ShortTerm Floating NAV Portfolio III, PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary, if any. All intercompany transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subscription	Subsidiary % of Consolidated Portfolio
Fund Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	32.68%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2006	20.65%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	6.57%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	05/01/2018	0.00%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	16.65%
PIMCO Preferred and Capital Securities Fund	PIMCO Preferred Capital Securities Fund (Cayman) Ltd.	02/04/2015	03/01/2015	13.71%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	05/08/2018	0.00%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	30.27%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	2.68%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	03/20/2017	0.05%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	03/20/2014	0.03%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each fund other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolios generally do not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-

Notes to Financial Statements (Cont.)

exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3

Notes to Financial Statements (Cont.)

to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response MultiAsset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2020 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$841,822	$469,258	$(601,620)	$(196,603)	$396,560	$909,417	$2,322	$0
PIMCO CommodityRealReturn Strategy Fund®	124,616	0	(126,176)	(111,287)	112,847	0	0	0
PIMCO Dynamic Bond Fund	160,686	950	(12,530)	(443)	9,625	158,288	943	0
PIMCO Emerging Markets Bond Fund	131,096	45,001	(47,747)	2,102	14,263	144,715	1,649	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	1,444,206	5,527	(933,831)	(285,238)	346,131	576,795	5,511	0
PIMCO Emerging Markets Local Currency and Bond Fund	322,778	6,405	(105,848)	(57,131)	93,236	259,440	3,844	0
PIMCO Extended Duration Fund	703,801	855,199	(451,807)	165,922	(158,718)	1,114,397	4,025	0
PIMCO Government Money Market Fund	102,265	1,576,531	(1,574,492)	0	0	104,304	16	0
PIMCO High Yield Fund	63,814	331,537	(146,921)	3,138	14,667	266,235	3,208	0
PIMCO Income Fund	661,000	467,349	(364,127)	11,413	21,811	797,446	10,138	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	239,971	(8,844)	18	917	232,062	156	0
PIMCO Investment Grade Credit Bond Fund	128,175	266,431	(94,657)	(495)	13,537	312,991	1,961	0
PIMCO Long Duration Total Return Fund	0	168,581	(11,515)	(10)	1,624	158,680	204	0
PIMCO Long-Term Real Return Fund	1,134,128	415,254	(680,331)	116,165	(34,128)	951,088	2,396	0
PIMCO Long-Term U.S. Government Fund	0	586,747	(43,090)	(2,024)	684	542,317	1,067	0
PIMCO Low Duration Fund	487,697	257,322	(467,022)	2,716	2,437	283,150	1,424	0
PIMCO Mortgage Opportunities and Bond Fund	132,232	1,108	(11,641)	(191)	5,439	126,947	1,109	0
PIMCO RAE Emerging Markets Fund	1,467,513	0	(1,024,769)	(363,120)	505,678	585,302	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,280,908	504,000	(876,672)	(111,703)	113,460	909,993	4,032	0

Notes to Financial Statements (Cont.)

PIMCO RAE International Fund	207,436	207,866	(206,047)	416	36,863	246,534	0	0
PIMCO RAE PLUS EMG Fund	1,261,053	22,354	(424,205)	(141,864)	347,444	1,064,782	22,354	0
PIMCO RAE PLUS International Fund	385,196	817,974	(242,984)	(57,942)	215,927	1,118,171	36,279	0
PIMCO RAE PLUS Small Fund	54,684	556,895	(413,072)	50,146	84,758	333,411	17,126	0
PIMCO RAE US Small Fund	87,691	226,774	(202,019)	16,392	41,764	170,602	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,016,787	169,838	(702,457)	(99,537)	88,535	473,166	33,849	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	251,136	128,168	(3,828)	(1,136)	45,324	419,664	1,004	0
PIMCO Real Return Fund	302,980	467,869	(226,995)	8,757	8,227	560,838	1,094	0
PIMCO RealEstateRealReturn Strategy Fund	480,284	823,292	(770,506)	17,680	134,195	684,945	21,170	0
PIMCO Senior Floating Rate Fund	38,925	382,419	(135,359)	1,196	8,641	295,822	2,233	0
PIMCO Short-Term Floating NAV Portfolio III	4,862	3	(4,000)	(18)	32	879	3	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	464,109	0	(306,380)	(19,544)	87,594	225,779	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	265,294	40,801	(248,431)	(7,870)	45,815	95,609	1,304	0
PIMCO Total Return Fund	385,771	539,192	(280,220)	5,714	9,942	660,399	3,299	0
PIMCO TRENDS Managed Futures Strategy Fund	181,712	3,365	(13,229)	399	(10,763)	161,484	3,366	0
Totals	$14,574,657	$10,583,981	$(11,763,372)	$(1,053,982)	$2,604,368	$14,945,652	$187,086	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$216,720	$99,125	$(188,545)	$(40,733)	$83,958	$170,525	$463	$0
PIMCO CommodityRealReturn Strategy Fund®	57,220	1,464	(29,521)	(12,909)	16,747	33,001	211	0
PIMCO Dynamic Bond Fund	42,912	786	(12,889)	(629)	2,806	32,986	227	0
PIMCO Emerging Markets Bond Fund	26,974	26,556	(12,525)	457	3,032	44,494	386	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	362,153	1,331	(265,607)	(94,090)	108,615	112,402	1,328	0
PIMCO Emerging Markets Local Currency and Bond Fund	83,443	39,459	(38,545)	(16,423)	28,853	96,787	1,265	0
PIMCO Extended Duration Fund	117,492	256,174	(89,923)	28,283	(27,294)	284,732	977	0
PIMCO Government Money Market Fund	32,239	506,419	(525,551)	0	0	13,107	5	0
PIMCO High Yield Fund	14,034	55,034	(41,203)	1,349	2,280	31,494	588	0
PIMCO Income Fund	128,548	152,731	(83,561)	2,220	6,202	206,140	2,513	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	66,343	(2,506)	8	238	64,083	39	0
PIMCO Investment Grade Credit Bond Fund	26,918	103,120	(16,018)	(30)	4,348	118,338	639	0
PIMCO Long Duration Total Return Fund	0	97,654	(20,073)	(582)	905	77,904	386	0
PIMCO Long-Term Real Return Fund	215,608	149,083	(122,751)	16,382	1,570	259,892	510	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	0	244,449	(12,658)	(511)	708	231,988	449	0
PIMCO Low Duration Fund	109,587	77,222	(117,310)	814	399	70,712	338	0
PIMCO Mortgage Opportunities and Bond Fund	27,128	656	(3,620)	(75)	1,123	25,212	221	0
PIMCO RAE Emerging Markets Fund	410,754	1,215	(265,670)	(76,149)	118,738	188,888	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	256,309	143,106	(224,783)	(27,591)	27,252	174,293	770	0
PIMCO RAE International Fund	62,528	58,904	(70,213)	2,228	9,420	62,867	0	0
PIMCO RAE PLUS EMG Fund	329,671	11,224	(191,583)	(39,775)	83,711	193,248	4,012	0
PIMCO RAE PLUS Fund	0	179,408	(132,622)	13,471	8,982	69,239	1,757	0
PIMCO RAE PLUS International Fund	193,983	194,830	(218,346)	(50,673)	81,183	200,977	7,330	0
PIMCO RAE PLUS Small Fund	46,277	292,925	(301,570)	33,115	23,236	93,983	4,909	0
PIMCO RAE US Small Fund	101,622	42,664	(103,514)	(26,626)	48,351	62,497	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	233,161	69,226	(165,500)	(17,237)	14,285	133,935	8,868	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	144,008	0	(61,998)	(18,580)	43,049	106,479	576	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	46,118	0	(48,861)	(6,454)	9,197	0	330	0
PIMCO Real Return Fund	36,796	173,843	(47,661)	1,923	1,743	166,644	228	0
PIMCO RealEstateRealReturn Strategy Fund	137,513	141,130	(202,121)	5,551	24,426	106,499	3,453	0
PIMCO Senior Floating Rate Fund	0	73,166	(34,148)	(258)	750	39,510	266	0
PIMCO Short-Term Floating NAV Portfolio III	125	0	0	0	1	126	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	162,133	864	(144,026)	(6,586)	20,639	33,024	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	62,957	774	(43,666)	(5,661)	14,310	28,714	369	0
PIMCO StocksPLUS® Short Fund	594,788	301,085	(295,348)	(42,426)	(36,186)	521,913	5,713	0
PIMCO StocksPLUS® Small Fund	0	23,844	(25,873)	2,029	0	0	0	0
PIMCO Total Return Fund	81,965	175,337	(91,620)	2,073	1,611	169,366	776	0
PIMCO TRENDS Managed Futures Strategy Fund	55,928	1,479	(28,828)	(348)	(1,417)	26,814	568	0
Totals	$4,417,612	$3,762,630	$(4,280,757)	$(374,443)	$727,771	$4,252,813	$50,470	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$54,228	$24,784	$(624)	$(99)	$6,770	$85,059	$691	$0
PIMCO Emerging Markets Corporate Bond Fund	58,789	14,373	(3,936)	(502)	6,868	75,592	609	0
PIMCO Emerging Markets Local Currency and Bond Fund	115,178	30,126	(5,095)	(920)	14,327	153,616	1,584	0
PIMCO Short-Term Floating NAV Portfolio III	12,115	67,717	(63,800)	(41)	88	16,079	18	0
Totals	$240,310	$137,000	$(73,455)	$(1,562)	$28,053	$330,346	$2,902	$0

Notes to Financial Statements (Cont.)

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$0	$17,881	$0	$0	$852	$18,733	$131	$0
PIMCO Mortgage Opportunities and Bond Fund	45,262	389	0	0	1,837	47,488	391	0
PIMCO Short-Term Floating NAV Portfolio III	50,224	111,299	(68,100)	69	195	93,687	99	0
Totals	$95,486	$129,569	$(68,100)	$69	$2,884	$159,908	$621	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$82,003	$5,618	$0	$0	$5,527	$93,148	$459	$0
PIMCO Short-Term Floating NAV Portfolio III	8,426	143,612	(134,200)	43	(14)	17,867	13	0
Totals	$90,429	$149,230	$(134,200)	$43	$5,513	$111,015	$472	$0

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,970	$561	$(186)	$(67)	$976	$5,254	$11	$0
PIMCO Credit Opportunities Bond Fund	17,211	4,974	(2,529)	(135)	1,108	20,629	167	0
PIMCO Dynamic Bond Fund	22,626	317	(7,362)	(237)	1,412	16,756	123	0
PIMCO Mortgage Opportunities and Bond Fund	28,746	1,181	(5,870)	(170)	1,262	25,149	229	0
PIMCO Preferred and Capital Securities Fund	2,614	1,804	(2,773)	(242)	405	1,808	12	0
PIMCO RAE Worldwide Long/Short PLUS Fund	12,696	411	(5,163)	(762)	843	8,025	411	0
PIMCO RealEstateRealReturn Strategy Fund	4,710	94	(1,635)	(353)	764	3,580	94	0
PIMCO Short-Term Floating NAV Portfolio III	16,449	35,521	(37,400)	7	55	14,632	21	0
PIMCO TRENDS Managed Futures Strategy Fund	5,070	11,911	(72)	(4)	(978)	15,927	323	0
Totals	$114,092	$56,774	$(62,990)	$(1,963)	$5,847	$111,760	$1,391	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central

Notes to Financial Statements (Cont.)

Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2020 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$366,432	$1,700	$(1)	$0	$10,051	$378,182	$1,700	$0
PIMCO Diversified Income Fund	30,618	142	0	0	840	31,600	142	0
PIMCO Dynamic Bond Fund	363,234	1,685	0	0	9,963	374,882	1,685	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	82,419	141	(83,401)	(889)	2,065	335	141	0
PIMCO Emerging Markets Local Currency and Bond Fund	0	0	0	0	0	0	(3)	0
PIMCO Extended Duration Fund	21,673	101	(1)	0	594	22,367	101	0
PIMCO Global Advantage® Strategy Bond Fund	207	1	0	0	6	214	1	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	54,008	42	(54,060)	(950)	1,505	545	42	0
PIMCO Global Bond Opportunities Fund (Unhedged)	177	1	(1)	0	5	182	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	605,269	2,808	0	0	16,602	624,679	2,808	0
PIMCO International Bond Fund (Unhedged)	5,877	6	(5,350)	(83)	153	603	7	0
PIMCO Long Duration Total Return Fund	59,183	275	(1)	0	1,623	61,080	275	0
PIMCO Low Duration Fund	608,646	416,267	0	0	26,074	1,050,987	4,466	0
PIMCO Low Duration Fund II	27,450	55,243	0	0	1,903	84,596	343	0
PIMCO Moderate Duration Fund	90,560	421	0	0	2,484	93,465	420	0
PIMCO RAE Fundamental Advantage PLUS Fund	52,615	0	(52,691)	(1,316)	1,392	0	3	0
PIMCO RAE PLUS Fund	20,128	93	0	0	552	20,773	93	0
PIMCO RAE PLUS International Fund	36,877	171	0	0	1,012	38,060	171	0
PIMCO RAE Worldwide Long/Short PLUS Fund	71,138	0	(71,240)	(1,737)	1,839	0	4	0
PIMCO Short Asset Investment Fund	525,857	451,611	(400,000)	(7,272)	16,822	587,018	1,611	0
PIMCO Short-Term Fund	897,290	383	(898,001)	(19,411)	21,881	2,142	383	0
PIMCO StocksPLUS® Fund	78,594	365	(1)	0	2,156	81,114	365	0
PIMCO StocksPLUS® Absolute Return Fund	331,198	1,536	0	0	9,085	341,819	1,536	0
PIMCO StocksPLUS® International Fund (Unhedged)	51,389	167	(52,955)	10	1,389	0	236	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	389,237	1,804	0	0	10,677	401,718	1,805	0
PIMCO StocksPLUS® Small Fund	143,700	667	(1)	0	3,942	148,308	667	0
PIMCO Total Return Fund	4,696,667	15,871	(1,430,999)	(40,049)	134,449	3,375,939	15,871	0
PIMCO Total Return Fund II	33,462	136	(5,001)	(119)	931	29,409	136	0
PIMCO TRENDS Managed Futures Strategy Fund	80,865	375	0	0	2,218	83,458	375	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$338,784	$1,091,773	$(314,500)	$(587)	$2,600	$1,118,070	$974	$0
PIMCO California Intermediate Municipal Bond Fund	3,392	25,314	(14,101)	6	23	14,634	14	0
PIMCO California Municipal Bond Fund	2,164	15,507	(8,899)	(9)	23	8,786	8	0
PIMCO California Short Duration Municipal Income Fund	732	41,918	(26,500)	11	35	16,196	18	0
PIMCO CommoditiesPLUS® Strategy Fund	146,169	798,580	(385,400)	578	1,436	561,363	780	0
PIMCO CommodityRealReturn Strategy Fund®	43,023	985,941	(1,024,400)	98	0	4,662	39	0
PIMCO Credit Opportunities Bond Fund	42,171	95,311	(43,401)	(142)	402	94,341	111	0
PIMCO Diversified Income Fund	1,332	225,211	(213,700)	30	0	12,873	11	0
PIMCO Dynamic Bond Fund	176	270,642	(269,600)	101	0	1,319	42	0
PIMCO EM Bond and Short-Term Investments Portfolio	118,691	110,750	(134,100)	(327)	761	95,775	150	0
PIMCO Emerging Markets Bond Fund	167,794	305,877	(295,100)	(106)	896	179,361	278	0
PIMCO Emerging Markets Corporate Bond Fund	115	26,503	(12,100)	1	2	14,521	3	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	111	180,063	(180,200)	141	1	116	63	0
PIMCO Emerging Markets Local Currency and Bond Fund	151,983	338,299	(447,900)	430	165	42,977	199	0
PIMCO Extended Duration Fund	923	96,703	(78,400)	8	1	19,235	3	0
PIMCO Global Advantage® Strategy Bond Fund	88	17,502	(17,500)	2	0	92	1	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,524	131,981	(110,300)	102	64	24,371	81	0
PIMCO Global Bond Opportunities Fund (Unhedged)	10	29,004	(28,500)	7	1	522	4	0
PIMCO GNMA and Government Securities Fund	359,579	632,342	(920,800)	814	(124)	71,811	142	0
PIMCO High Yield and Short-Term Investments Portfolio	60,560	62,134	(86,600)	(233)	377	36,238	33	0
PIMCO High Yield Fund	723,554	1,705,613	(1,249,700)	(1,016)	4,991	1,183,442	1,613	0
PIMCO High Yield Municipal Bond Fund	118,618	317,910	(200,500)	(165)	715	236,578	210	0
PIMCO High Yield Spectrum Fund	23,442	82,440	(85,400)	(3)	103	20,582	40	0
PIMCO Income Fund	868,067	30,805,518	(25,385,700)	6,471	9,531	6,303,887	7,477	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	109,589	940,237	(1,049,002)	244	(156)	912	37	0
PIMCO International Bond Fund (Unhedged)	160	74,205	(74,200)	12	1	178	5	0
PIMCO International Portfolio	184,082	337,380	(350,000)	352	29	171,843	180	0
PIMCO Investment Grade Credit Bond Fund	435,809	2,158,834	(2,541,000)	1,841	(805)	54,679	234	0
PIMCO Investment Grade Credit Bond Portfolio	162,082	1,428,032	(1,103,800)	(639)	1,177	486,852	353	0
PIMCO Long Duration Credit Bond Portfolio	69,062	4,134,581	(4,204,700)	1,383	(119)	207	310	0
PIMCO Long Duration Total Return Fund	41,332	494,120	(409,100)	46	(11)	126,387	20	0
PIMCO Long-Term Credit Bond Fund	22,239	1,079,158	(1,101,600)	352	(21)	128	128	0
PIMCO Long-Term Real Return Fund	46,238	357,271	(364,200)	211	17	39,537	70	0
PIMCO Long-Term U.S. Government Fund	159	0	0	0	1	160	0	0
PIMCO Low Duration Fund	979,277	130,262	(722,800)	182	1,576	388,497	562	0
PIMCO Low Duration Fund II	118	0	0	0	0	118	0	0
PIMCO Low Duration Income Fund	27,158	289,793	(212,000)	13	0	104,964	13	0

Notes to Financial Statements (Cont.)

PIMCO Moderate Duration Fund	81,693	50,692	(60,700)	(4)	282	71,963	92	0
PIMCO Mortgage and Short-Term Investments Portfolio	161,180	442,373	(575,900)	551	(209)	27,995	73	0
PIMCO Mortgage Opportunities and Bond Fund	36,610	680,125	(697,800)	126	(56)	19,005	24	0
PIMCO Mortgage-Backed Securities Fund	6,976	50,210	(49,400)	35	(3)	7,818	10	0
PIMCO Municipal Bond Fund	102,994	263,533	(160,675)	(278)	901	206,475	233	0
PIMCO Municipal Portfolio	1,582	25,710	(23,700)	11	17	3,620	10	0
PIMCO National Intermediate Municipal Bond Fund	12,345	18,214	(20,300)	(22)	59	10,296	14	0
PIMCO New York Municipal Bond Fund	71,366	74,101	(89,300)	(249)	531	56,449	101	0
PIMCO Preferred and Capital Securities Fund	52	289,071	(274,801)	80	11	14,413	71	0
PIMCO RAE Fundamental Advantage PLUS Fund	25,196	992,034	(714,900)	137	246	302,713	233	0
PIMCO RAE PLUS Fund	54,406	587,852	(641,900)	240	(69)	529	52	0
PIMCO RAE PLUS EMG Fund	107,264	488,217	(595,399)	250	(161)	171	18	0
PIMCO RAE PLUS International Fund	196,251	1,346,297	(1,118,401)	5	1,571	425,723	597	0
PIMCO RAE PLUS Small Fund	40,042	758,354	(773,901)	526	20	25,041	154	0
PIMCO RAE Worldwide Long/Short PLUS Fund	42,037	577,534	(619,500)	161	(43)	189	34	0
PIMCO Real Return Fund	389,174	1,135,537	(1,504,001)	85	627	21,422	137	0
PIMCO Real Return Portfolio	27,194	103,807	(130,900)	49	0	150	8	0
PIMCO RealEstateRealReturn Strategy Fund	8,118	903,544	(906,500)	124	0	5,286	44	0
PIMCO Senior Floating Rate Fund	41,898	329,898	(371,901)	295	34	224	98	0
PIMCO Short Asset Investment Fund	509,328	1,070,801	(1,353,000)	986	783	228,898	501	0
PIMCO Short Duration Municipal Income Fund	7,734	154,138	(127,300)	23	57	34,652	37	0
PIMCO Short-Term Fund	629,252	4,191,036	(4,465,700)	3,964	(3)	358,549	936	0
PIMCO Short-Term Portfolio	91,810	118,313	(129,900)	(178)	516	80,561	112	0
PIMCO StocksPLUS® Fund	65,094	345,214	(216,899)	69	427	193,905	214	0
PIMCO StocksPLUS® Absolute Return Fund	65,702	873,164	(773,101)	255	93	166,113	164	0
PIMCO StocksPLUS® International Fund (Unhedged)	195,106	389,185	(466,200)	238	438	118,767	185	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	15,895	693,216	(709,000)	67	(16)	162	16	0
PIMCO StocksPLUS® Long Duration Fund	32,766	163,510	(193,000)	123	(51)	3,348	10	0
PIMCO StocksPLUS® Short Fund	223	281,415	(281,600)	67	0	105	15	0
PIMCO StocksPLUS® Small Fund	80,143	1,123,365	(1,135,000)	461	98	69,067	165	0
PIMCO Strategic Bond Fund	998	38,313	(25,100)	7	5	14,223	4	0
PIMCO Total Return Fund	6,655,383	3,980,133	(7,192,200)	(8,598)	23,092	3,457,810	4,633	0
PIMCO Total Return Fund II	15,324	94,830	(88,000)	110	(15)	22,249	30	0
PIMCO Total Return Fund IV	1,421	45,204	(25,500)	3	2	21,130	4	0
PIMCO TRENDS Managed Futures Strategy Fund	152,597	165,587	(171,900)	(602)	1,154	146,836	187	0
PIMCO U.S. Government and Short-Term Investments Portfolio	5,957	112,698	(82,200)	25	(2)	36,478	8	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at June 30, 2020 (amounts in thousands†, except number of shares).

Notes to Financial Statements (Cont.)

PIMCO Income Fund

Security Name	Shares Held at 03/31/2020	Shares Purchased	Shares Sold	Shares Held at 06/30/2020	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income
Clear Channel Outdoor Holdings, Inc.	50,679,773	0	0	50,679,773	$0	$20,272	$52,707	$0
iHeartMedia, Inc. 'A'	2,815,519	0	0	2,815,519	0	2,928	23,510	0
Sierra Hamilton Holder LLC	15,369,768	0	0	15,369,768	0	0	153	0

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Shares Held at 03/31/2020	Shares Purchased	Shares Sold	Shares Held at 06/30/2020	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2020	Dividend Income
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$(1)	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	RYL	Royal Bank of Scotland PLC
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BSS	Banco Santander S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BYL	Barclays Bank PLC London Branch	JLN	JP Morgan Chase Bank N.A. London	SGY	Societe Generale, New York
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JP Morgan Securities, Inc.	STR	State Street FICC Repo
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CSN	Credit Suisse AG (New York)	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
DOP	Dominican Peso	NOK	Norwegian Krone	UYU	Uruguayan Peso
EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	MSE	Montreal Stock Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter
CMX	Commodity Exchange, Inc.

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NAPHTHACO	Naphtha (Platts) Crude Oil
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	NDDUEAFE	MSCI EAFE Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EURMARGIN	European Refined Margin	OMX	Stockholm 30 Index
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	OPIS	Oil Price Information Service
BCOMGC	Bloomberg Gold Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	FTSE/JSE	Spanish Continious Exchange Index	PIMCODBU	PIMCO Custom Commodity Basket
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	PRIME	Daily US Prime Rate
BRENT	Brent Crude	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PRIMEX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
CAC	Cotation Assistée en Continu	HOBR	Heating Oil Brent Crude	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CDOR01	1 Month CDN Swap Rate	IBEX 35	Spanish Continious Exchange Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	IOS.FN.550.	Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	RBCAEC	Custom Commodity Forward Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	RUONIA	Ruble Overnight Index Average
CDX.MCDX	Credit Derivatives Index - Municipal Bond Credit Derivative Index	JMABDEWE	J.P. Morgan Custom Commodity Index	S&P 500	Standard & Poor's 500 Index
CIXBSTR3	Custom Commodity Index	JMABFNC2	J.P. Morgan Custom Commodity Index	SOFRRATE	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMC10FNX	J.P. Morgan Custom Commodity Index	SPGCESTR	S&P Goldman Sachs Commodity Enhanced Commodity Official Close Total Return Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JMC1TZTX	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
COF 11	Cost of Funds - 11th District of San Francisco	JPQIPRL1	J.P. Morgan Custom Equity Basket Swap	TOPIX	Tokyo Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JPQIPRS1	J.P. Morgan Custom Equity Basket Swap	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLS	Light Louisiana Sweet Crude	ULSDCO	Ultra-Low Sulfur Diesel Crude
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai	US0001M	1 Month USD Swap Rate
DAX	Deutscher Aktien Index 30	MEHCO	Magellan East Houston WTI Crude Oil Options	US0003M	3 Month USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHDUB	Magellan East Houston WTI Crude Oil vs. Dubai Crude Oil	US0006M	6 Month USD Swap Rate

EAFE	Europe, Australasia, and Far East Stock Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil	USSW10	10 Year USSW Rate
EBOBFUEL	Argus Eurobob Oxy Gasoline	MTGEFNCL	FNMA 30-Year Coupon Index	VSTOXX	Euro Stoxx 50 Volatility Index
ERADXULT	eRAFI International Large Strategy Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	REIT	Real Estate Investment Trust
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SOR	Singapore Swap Offer Rate
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	SP - ADR	Sponsored American Depositary Receipt
BTP	Buoni del Tesoro Poliennali	MIBOR	Mumbai Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
DAC	Designated Activity Company	OIS	Overnight Index Swap	THBFIX	Thai Baht Floating-Rate Fix
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate
JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	YOY	Year-Over-Year
JSC	Joint Stock Company